UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	52,313	1,219,947
Total Investment Companies (cost $1,207,501)		1,219,947
Total Investments 100.0% (cost $1,207,501)		1,219,947
Other Assets and Liabilities, Net (0.0)%		(257)
Total Net Assets 100.0%		1,219,690

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	236,446	3,244,037
Total Investment Companies (cost $3,091,602)		3,244,037
Total Investments 100.0% (cost $3,091,602)		3,244,037
Other Assets and Liabilities, Net (0.0)%		(1,032)
Total Net Assets 100.0%		3,243,005

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	4,978	50,181
Total Investment Companies (cost $48,796)		50,181
Total Investments 100.0% (cost $48,796)		50,181
Other Assets and Liabilities, Net (0.0)%		(13)
Total Net Assets 100.0%		50,168

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	42,730	500,364
Total Investment Companies (cost $510,155)		500,364
Total Investments 100.0% (cost $510,155)		500,364
Other Assets and Liabilities, Net (0.0)%		(142)
Total Net Assets 100.0%		500,222

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	27,876	698,306
Total Investment Companies (cost $676,863)		698,306
Total Investments 100.0% (cost $676,863)		698,306
Other Assets and Liabilities, Net (0.0)%		(205)
Total Net Assets 100.0%		698,101

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	136,661	6,972,452
Total Investment Companies (cost $6,291,565)		6,972,452
Total Investments 100.0% (cost $6,291,565)		6,972,452
Other Assets and Liabilities, Net (0.0)%		(2,516)
Total Net Assets 100.0%		6,969,936

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	96,216	1,916,632
Total Investment Companies (cost $1,890,285)		1,916,632
Total Investments 100.0% (cost $1,890,285)		1,916,632
Other Assets and Liabilities, Net (0.0)%		(675)
Total Net Assets 100.0%		1,915,957

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	57,239	1,379,464
Total Investment Companies (cost $1,286,545)		1,379,464
Total Investments 100.0% (cost $1,286,545)		1,379,464
Other Assets and Liabilities, Net (0.0)%		(501)
Total Net Assets 100.0%		1,378,963

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	9,610	340,758
Total Investment Companies (cost $346,487)		340,758
Total Investments 100.0% (cost $346,487)		340,758
Other Assets and Liabilities, Net (0.0)%		(101)
Total Net Assets 100.0%		340,657

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	11,733	252,604
Total Investment Companies (cost $267,721)		252,604
Total Investments 100.0% (cost $267,721)		252,604
Other Assets and Liabilities, Net (0.0)%		(74)
Total Net Assets 100.0%		252,530

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	21,223	538,422
Total Investment Companies (cost $586,081)		538,422
Total Investments 100.0% (cost $586,081)		538,422
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		538,263

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	13,808	292,737
Total Investment Companies (cost $329,118)		292,737
Total Investments 100.0% (cost $329,118)		292,737
Other Assets and Liabilities, Net (0.0)%		(86)
Total Net Assets 100.0%		292,651

(a)  Investment in affiliate.

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.9%
JNL Multi-Manager Alternative Fund - Class I (12.8%) (a)	14,119	144,582
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (3.9%) (a)	1,154	13,866
JNL/AQR Managed Futures Strategy Fund - Class I (15.6%) (a)	3,609	27,719
JNL/BlackRock Global Long Short Credit Fund - Class I (16.0%) (a)	1,393	13,556
JNL/Boston Partners Global Long Short Equity Fund - Class I (27.0%) (a)	11,617	115,710
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (22.4%) (a)	5,885	54,787
JNL/First State Global Infrastructure Fund - Class I (5.4%) (a)	3,821	55,403
JNL/Heitman U.S. Focused Real Estate Fund - Class I (23.1%) (a)	3,812	41,669
JNL/Invesco Global Real Estate Fund - Class I (1.0%) (a)	1,342	13,928
JNL/JPMorgan Hedged Equity Fund - Class I (18.9%) (a)	2,764	27,360
JNL/Neuberger Berman Currency Fund - Class I (28.0%) (a)	2,772	27,305
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (28.9%) (a)	3,165	34,242
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.8%) (a)	2,667	27,495
JNL/PPM America Long Short Credit Fund - Class I (25.3%) (a)	2,354	20,437
JNL/Westchester Capital Event Driven Fund - Class I (27.8%) (a)	6,670	69,168
		687,227
Domestic Equity 26.5%
JNL Multi-Manager Mid Cap Fund - Class I (11.3%) (a)	9,809	125,061
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,157	34,789
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,714	47,434
JNL/DFA U.S. Small Cap Fund - Class I (9.8%) (a)	1,440	12,042
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.3%) (a)	8,167	118,265
JNL/Morningstar Wide Moat Index Fund - Class I (21.1%) (a)	10,480	110,351
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,585	118,104
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	7,276	117,870
JNL/The London Company Focused U.S. Equity Fund - Class I (62.7%) (a)	3,598	48,541
		732,457
Domestic Fixed Income 20.3%
JNL/Crescent High Income Fund - Class I (7.3%) (a)	4,639	48,203
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	6,902	96,282
JNL/DoubleLine Total Return Fund - Class I (7.9%) (a)	18,194	198,131
JNL/PIMCO Income Fund - Class I (6.9%) (a)	8,377	87,535
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	2,725	27,550
JNL/PPM America Total Return Fund - Class I (5.9%) (a)	5,761	68,954
JNL/Scout Unconstrained Bond Fund - Class I (9.0%) (a)	3,492	34,253
		560,908
Emerging Markets Equity 5.5%
JNL/GQG Emerging Markets Equity Fund - Class I (15.5%) (a)	7,688	76,879
JNL/Lazard Emerging Markets Fund - Class I (4.1%) (a)	3,379	33,524
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.2%) (a)	4,124	41,943
		152,346
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.6%) (a)	7,519	82,786
	Shares	Value ($)
Global Equity 5.4%
JNL/Harris Oakmark Global Equity Fund - Class I (11.1%) (a)	9,270	94,928
JNL/Loomis Sayles Global Growth Fund - Class I (20.6%) (a)	5,353	55,880
		150,808
Global Fixed Income 2.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.3%) (a)	6,040	67,406
International Equity 12.0%
JNL Multi-Manager International Small Cap Fund - Class I (20.4%) (a)	5,974	55,435
JNL/Causeway International Value Select Fund - Class I (9.1%) (a)	8,687	136,296
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	9,554	139,588
		331,319
Total Investment Companies (cost $2,751,790)		2,765,257
Total Investments 100.0% (cost $2,751,790)		2,765,257
Other Assets and Liabilities, Net (0.0)%		(669)
Total Net Assets 100.0%		2,764,588

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 50.0%
JNL Multi-Manager Alternative Fund - Class I (22.7%) (a)	25,112	257,149
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (3.3%) (a)	976	11,734
JNL/AQR Managed Futures Strategy Fund - Class I (19.8%) (a)	4,583	35,194
JNL/BlackRock Global Long Short Credit Fund - Class I (27.6%) (a)	2,399	23,343
JNL/Boston Partners Global Long Short Equity Fund - Class I (44.8%) (a)	19,246	191,693
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (47.7%) (a)	12,508	116,448
JNL/First State Global Infrastructure Fund - Class I (10.2%) (a)	7,264	105,331
JNL/Heitman U.S. Focused Real Estate Fund - Class I (29.3%) (a)	4,832	52,814
JNL/Invesco Global Real Estate Fund - Class I (0.8%) (a)	1,132	11,751
JNL/JPMorgan Hedged Equity Fund - Class I (40.2%) (a)	5,884	58,250
JNL/Neuberger Berman Currency Fund - Class I (47.8%) (a)	4,726	46,553
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I (48.8%) (a)	5,355	57,944
JNL/Nicholas Convertible Arbitrage Fund - Class I (30.1%) (a)	4,529	46,692
JNL/PPM America Long Short Credit Fund - Class I (43.4%) (a)	4,036	35,036
JNL/Westchester Capital Event Driven Fund - Class I (47.1%) (a)	11,319	117,380
		1,167,312
Domestic Equity 15.8%
JNL Multi-Manager Mid Cap Fund - Class I (5.8%) (a)	5,076	64,722
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	585	17,606
JNL Multi-Manager Small Cap Value Fund - Class I (1.9%) (a)	1,796	22,937
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.3%) (a)	4,864	70,424
JNL/Morningstar Wide Moat Index Fund - Class I (12.3%) (a)	6,097	64,198
JNL/T. Rowe Price Established Growth Fund - Class I (0.7%) (a)	1,414	64,603
JNL/T. Rowe Price Value Fund - Class I (1.5%) (a)	3,986	64,571
		369,061
Domestic Fixed Income 16.8%
JNL/Crescent High Income Fund - Class I (3.6%) (a)	2,252	23,394

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,027	70,125
JNL/DoubleLine Total Return Fund - Class I (6.1%) (a)	13,952	151,932
JNL/PIMCO Income Fund - Class I (4.6%) (a)	5,591	58,424
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,736	17,552
JNL/PPM America Total Return Fund - Class I (4.0%) (a)	3,911	46,817
JNL/Scout Unconstrained Bond Fund - Class I (6.2%) (a)	2,381	23,354
		391,598
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (8.3%) (a)	4,129	41,288
JNL/Lazard Emerging Markets Fund - Class I (2.1%) (a)	1,739	17,253
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.6%) (a)	2,323	23,623
		82,164
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.9%) (a)	4,780	52,623
Global Equity 3.5%
JNL/Harris Oakmark Global Equity Fund - Class I (6.0%) (a)	5,032	51,529
JNL/Loomis Sayles Global Growth Fund - Class I (10.8%) (a)	2,821	29,455
		80,984
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.0%) (a)	4,143	46,232
International Equity 6.2%
JNL Multi-Manager International Small Cap Fund - Class I (10.7%) (a)	3,151	29,246
JNL/Causeway International Value Select Fund - Class I (3.8%) (a)	3,653	57,313
JNL/WCM Focused International Equity Fund - Class I (4.4%) (a)	4,035	58,950
		145,509
Total Investment Companies (cost $2,330,093)		2,335,483
Total Investments 100.0% (cost $2,330,093)		2,335,483
Other Assets and Liabilities, Net (0.0)%		(594)
Total Net Assets 100.0%		2,334,889

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 30.2%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	18,062	247,814
American Funds Insurance Series - Growth Fund - Class 1	2,026	160,751
American Funds Insurance Series - Growth-Income Fund - Class 1	5,639	287,694
		696,259
Domestic Fixed Income 36.9%
American Funds American High-Income Trust - Class R-6	5,652	57,254
American Funds Bond Fund of America - Class R-6	42,939	552,197
American Funds Inflation Linked Bond Fund - Class R-6	3,576	34,478
American Funds Intermediate Bond Fund of America - Class R-6	6,845	91,580
American Funds Mortgage Fund - Class R-6	11,484	115,181
		850,690
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,590	103,736
Emerging Markets Fixed Income 4.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,449	90,994
	Shares	Value ($)
Global Equity 19.3%
American Funds Capital World Growth and Income Fund - Class R-6	1,087	51,945
American Funds Insurance Series - Global Growth Fund - Class 1	5,417	161,550
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,604	115,329
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,710	114,940
		443,764
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	5,784	115,215
Total Investment Companies (cost $2,232,351)		2,300,658
Total Investments 99.9% (cost $2,232,351)		2,300,658
Other Assets and Liabilities, Net 0.1%		1,775
Total Net Assets 100.0%		2,302,433

(a)  Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.0%
American Funds Insurance Series - Growth Fund - Class 1	3,505	278,146
American Funds Insurance Series - Growth-Income Fund - Class 1	7,576	386,522
American Washington Mutual Investors Fund - Class R-6	7,150	322,744
		987,412
Domestic Fixed Income 18.9%
American Funds American High-Income Trust - Class R-6	3,111	31,512
American Funds Bond Fund of America - Class R-6	26,474	340,457
American Funds Intermediate Bond Fund of America - Class R-6	3,762	50,341
American Funds Mortgage Fund - Class R-6	5,655	56,716
		479,026
Emerging Markets Equity 7.3%
American Funds New World Fund - Class R-6	2,826	184,350
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,515	62,742
Global Equity 27.3%
American Funds Capital World Growth and Income Fund - Class R-6	3,061	146,317
American Funds Insurance Series - Global Growth Fund - Class 1	8,323	248,190
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	6,829	171,057
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,391	126,606
		692,170
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	6,380	127,082
Total Investment Companies (cost $2,442,762)		2,532,782
Total Investments 100.0% (cost $2,442,762)		2,532,782
Other Assets and Liabilities, Net 0.0%		638
Total Net Assets 100.0%		2,533,420

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
DFA International Real Estate Securities Portfolio - Institutional Class	727	3,714
DFA Real Estate Securities Portfolio - Institutional Class	99	3,779
		7,493
Domestic Equity 46.1%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	858	11,169

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
DFA U.S. Large Cap Value Portfolio - Institutional Class	364	12,901
DFA U.S. Large Company Portfolio - Institutional Class	1,958	42,779
DFA U.S. Small Cap Portfolio - Institutional Class	276	9,220
DFA U.S. Targeted Value Portfolio - Institutional Class	415	9,199
		85,268
Domestic Fixed Income 20.6%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	438	4,671
DFA Investment Grade Portfolio - Institutional Class	2,408	26,101
DFA Short-Duration Real Return Portfolio - Institutional Class	-	-
DFA Short-Term Extended Quality Portfolio - Institutional Class	690	7,421
		38,193
Emerging Markets Equity 11.4%
DFA Emerging Markets Portfolio - Institutional Class	496	13,828
DFA Emerging Markets Small Cap Portfolio - Institutional Class	361	7,353
		21,181
International Equity 17.9%
DFA International Core Equity Portfolio - Institutional Class	2,575	33,086
Total Investment Companies (cost $185,701)		185,221
Total Investments 100.0% (cost $185,701)		185,221
Other Assets and Liabilities, Net (0.0)%		(58)
Total Net Assets 100.0%		185,163

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 2.0%
DFA International Real Estate Securities Portfolio - Institutional Class	274	1,402
DFA Real Estate Securities Portfolio - Institutional Class	37	1,421
		2,823
Domestic Equity 35.5%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	514	6,683
DFA U.S. Large Cap Value Portfolio - Institutional Class	208	7,383
DFA U.S. Large Company Portfolio - Institutional Class	1,144	24,990
DFA U.S. Small Cap Portfolio - Institutional Class	158	5,277
DFA U.S. Targeted Value Portfolio - Institutional Class	254	5,624
		49,957
Domestic Fixed Income 40.6%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,058	11,278
DFA Investment Grade Portfolio - Institutional Class	3,117	33,788
DFA Short-Duration Real Return Portfolio - Institutional Class	213	2,101
DFA Short-Term Extended Quality Portfolio - Institutional Class	914	9,819
		56,986
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	251	7,013
DFA Emerging Markets Small Cap Portfolio - Institutional Class	206	4,201
		11,214
International Equity 13.9%
DFA International Core Equity Portfolio - Institutional Class	1,523	19,568
Total Investment Companies (cost $141,823)		140,548
Total Investments 100.0% (cost $141,823)		140,548
Other Assets and Liabilities, Net (0.0)%		(45)
Total Net Assets 100.0%		140,503

	Shares	Value ($)
JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.5%
JNL Multi-Manager Alternative Fund - Class I (4.6%) (a)	5,044	51,654
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.7%) (a)	1,139	11,348
JNL/First State Global Infrastructure Fund - Class I (1.7%) (a)	1,208	17,508
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.9%) (a)	2,134	23,320
		103,830
Domestic Balanced 10.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.7%) (a)	6,624	81,148
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.6%) (a)	10,119	157,450
		238,598
Domestic Equity 24.3%
JNL Multi-Manager Mid Cap Fund - Class I (11.0%) (a)	9,561	121,902
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,163	34,986
JNL Multi-Manager Small Cap Value Fund - Class I (3.3%) (a)	3,110	39,719
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.4%) (a)	6,070	87,892
JNL/Morningstar Wide Moat Index Fund - Class I (16.5%) (a)	8,205	86,400
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	2,044	93,372
JNL/T. Rowe Price Value Fund - Class I (2.2%) (a)	6,111	98,998
		563,269
Domestic Fixed Income 28.9%
JNL/Crescent High Income Fund - Class I (8.8%) (a)	5,546	57,625
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	8,684	121,148
JNL/DoubleLine Total Return Fund - Class I (8.3%) (a)	19,068	207,651
JNL/PIMCO Income Fund - Class I (6.4%) (a)	7,724	80,718
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (13.7%) (a)	5,508	63,836
JNL/PIMCO Real Return Fund - Class I (1.6%) (a)	2,861	28,919
JNL/PPM America Total Return Fund - Class I (6.4%) (a)	6,280	75,170
JNL/Scout Unconstrained Bond Fund - Class I (9.1%) (a)	3,523	34,565
		669,632
Emerging Markets Equity 6.5%
JNL/GQG Emerging Markets Equity Fund - Class I (14.2%) (a)	7,056	70,559
JNL/Lazard Emerging Markets Fund - Class I (4.2%) (a)	3,397	33,697
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.2%) (a)	4,628	47,067
		151,323
Emerging Markets Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.2%) (a)	6,831	75,205
Global Equity 4.7%
JNL/Harris Oakmark Global Equity Fund - Class I (7.3%) (a)	6,112	62,583
JNL/Loomis Sayles Global Growth Fund - Class I (17.4%) (a)	4,514	47,128
		109,711
Global Fixed Income 3.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.7%) (a)	6,575	73,380
International Equity 14.3%
JNL Multi-Manager International Small Cap Fund - Class I (15.0%) (a)	4,394	40,777
JNL/Causeway International Value Select Fund - Class I (9.5%) (a)	9,116	143,032

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (10.9%) (a)	10,056	146,917
		330,726
Total Investment Companies (cost $2,285,119)		2,315,674
Total Investments 100.0% (cost $2,285,119)		2,315,674
Other Assets and Liabilities, Net (0.0)%		(503)
Total Net Assets 100.0%		2,315,171

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.2%
JNL Multi-Manager Alternative Fund - Class I (3.5%) (a)	3,902	39,954
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.6%) (a)	1,138	11,331
JNL/First State Global Infrastructure Fund - Class I (2.3%) (a)	1,617	23,452
JNL/Heitman U.S. Focused Real Estate Fund - Class I (13.0%) (a)	2,139	23,385
		98,122
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (2.1%) (a)	6,044	94,044
Domestic Equity 37.4%
JNL Multi-Manager Mid Cap Fund - Class I (16.4%) (a)	14,216	181,248
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,373	41,297
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	4,018	51,313
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.1%) (a)	10,205	147,771
JNL/Morningstar Wide Moat Index Fund - Class I (18.9%) (a)	9,367	98,633
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	3,091	141,207
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	9,065	146,846
JNL/The Boston Company Equity Income Fund - Class I (20.2%) (a)	4,037	63,951
		872,266
Domestic Fixed Income 13.4%
JNL/Crescent High Income Fund - Class I (5.3%) (a)	3,330	34,597
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,140	57,755
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	11,663	127,008
JNL/PIMCO Income Fund - Class I (4.1%) (a)	4,970	51,936
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (8.8%) (a)	3,520	40,798
		312,094
Emerging Markets Equity 9.3%
JNL/GQG Emerging Markets Equity Fund - Class I (20.3%) (a)	10,087	100,873
JNL/Lazard Emerging Markets Fund - Class I (5.5%) (a)	4,492	44,561
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (13.9%) (a)	7,002	71,211
		216,645
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.9%) (a)	4,743	52,219
Global Equity 7.7%
JNL/Harris Oakmark Global Equity Fund - Class I (11.3%) (a)	9,497	97,251
JNL/Loomis Sayles Global Growth Fund - Class I (30.6%) (a)	7,967	83,180
		180,431
Global Fixed Income 1.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.2%) (a)	3,024	33,745
	Shares	Value ($)
International Equity 20.3%
JNL Multi-Manager International Small Cap Fund - Class I (30.2%) (a)	8,865	82,265
JNL/Causeway International Value Select Fund - Class I (12.7%) (a)	12,128	190,283
JNL/WCM Focused International Equity Fund - Class I (14.9%) (a)	13,794	201,530
		474,078
Total Investment Companies (cost $2,321,425)		2,333,644
Total Investments 100.0% (cost $2,321,425)		2,333,644
Other Assets and Liabilities, Net (0.0)%		(484)
Total Net Assets 100.0%		2,333,160

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (1.6%) (a)	1,731	17,728
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.5%) (a)	1,079	10,744
JNL/First State Global Infrastructure Fund - Class I (1.4%) (a)	1,007	14,595
JNL/Heitman U.S. Focused Real Estate Fund - Class I (8.1%) (a)	1,333	14,565
		57,632
Domestic Equity 47.6%
JNL Multi-Manager Mid Cap Fund - Class I (12.5%) (a)	10,889	138,832
JNL Multi-Manager Small Cap Growth Fund - Class I (1.6%) (a)	1,218	36,642
JNL Multi-Manager Small Cap Value Fund - Class I (3.5%) (a)	3,349	42,765
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.0%) (a)	7,839	113,503
JNL/Morningstar Wide Moat Index Fund - Class I (13.9%) (a)	6,913	72,793
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,485	113,529
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	7,215	116,879
JNL/The Boston Company Equity Income Fund - Class I (18.4%) (a)	3,673	58,182
		693,125
Domestic Fixed Income 3.5%
JNL/DoubleLine Total Return Fund - Class I (2.0%) (a)	4,649	50,624
Emerging Markets Equity 10.5%
JNL/GQG Emerging Markets Equity Fund - Class I (14.1%) (a)	6,984	69,841
JNL/Lazard Emerging Markets Fund - Class I (4.3%) (a)	3,543	35,148
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.3%) (a)	4,702	47,823
		152,812
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,317	14,500
Global Equity 10.7%
JNL/Harris Oakmark Global Equity Fund - Class I (11.7%) (a)	9,775	100,094
JNL/Loomis Sayles Global Growth Fund - Class I (20.3%) (a)	5,281	55,139
		155,233
International Equity 22.7%
JNL Multi-Manager International Small Cap Fund - Class I (21.4%) (a)	6,289	58,362
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	8,465	132,821

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (10.3%) (a)	9,556	139,615
		330,798
Total Investment Companies (cost $1,461,553)		1,454,724
Total Investments 100.0% (cost $1,461,553)		1,454,724
Other Assets and Liabilities, Net (0.0)%		(312)
Total Net Assets 100.0%		1,454,412

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.4%
JNL/Franklin Templeton Income Fund - Class I (18.6%) (a)	36,361	415,602
Global Equity 66.6%
JNL/Franklin Templeton Global Fund - Class I (47.6%) (a)	40,872	411,580
JNL/Franklin Templeton Mutual Shares Fund - Class I (40.1%) (a)	37,063	415,849
		827,429
Total Investment Companies (cost $1,293,792)		1,243,031
Total Investments 100.0% (cost $1,293,792)		1,243,031
Other Assets and Liabilities, Net (0.0)%		(199)
Total Net Assets 100.0%		1,242,832

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.0%
JNL/Mellon Capital JNL 5 Fund - Class I (6.9%) (a)	14,268	217,585
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (1.4%) (a)	2,088	43,661
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.5%) (a)	1,927	43,771
JNL/Mellon Capital Small Cap Index Fund - Class I (1.8%) (a)	2,365	42,992
		348,009
Domestic Fixed Income 10.0%
JNL/Mellon Capital Bond Index Fund - Class I (3.8%) (a)	3,560	43,433
International Equity 10.0%
JNL/Mellon Capital International Index Fund - Class I (2.5%) (a)	3,177	43,525
Total Investment Companies (cost $427,400)		434,967
Total Investments 100.0% (cost $427,400)		434,967
Other Assets and Liabilities, Net (0.0)%		(63)
Total Net Assets 100.0%		434,904

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.8%
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (6.0%) (a)	8,891	185,909
JNL/Mellon Capital S&P 500 Index Fund - Class I (2.3%) (a)	8,251	187,388
JNL/Mellon Capital Small Cap Index Fund - Class I (7.4%) (a)	9,945	180,797
		554,094
Domestic Fixed Income 20.1%
JNL/Mellon Capital Bond Index Fund - Class I (16.2%) (a)	15,228	185,782
	Shares	Value ($)
International Equity 20.1%
JNL/Mellon Capital International Index Fund - Class I (10.5%) (a)	13,578	186,015
Total Investment Companies (cost $931,585)		925,891
Total Investments 100.0% (cost $931,585)		925,891
Other Assets and Liabilities, Net (0.0)%		(126)
Total Net Assets 100.0%		925,765

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (61.6%) (a)	90,055	1,629,987
JNL/S&P Dividend Income & Growth Fund - Class I (32.1%) (a)	105,502	1,614,185
JNL/S&P Intrinsic Value Fund - Class I (66.2%) (a)	107,124	1,590,787
JNL/S&P Total Yield Fund - Class I (78.6%) (a)	123,364	1,608,671
Total Investment Companies (cost $6,034,052)		6,443,630
Total Investments 100.0% (cost $6,034,052)		6,443,630
Other Assets and Liabilities, Net (0.0)%		(853)
Total Net Assets 100.0%		6,442,777

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.3%) (a)	3,638	37,248
JNL/Invesco Global Real Estate Fund - Class I (0.0%) (a)	4	43
		37,291
Domestic Equity 15.1%
JNL Multi-Manager Mid Cap Fund - Class I (1.1%) (a)	978	12,475
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	412	12,390
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	955	12,198
JNL/ClearBridge Large Cap Growth Fund - Class I (1.7%) (a)	988	12,423
JNL/DFA U.S. Core Equity Fund - Class I (2.0%) (a)	1,668	24,821
JNL/Invesco Diversified Dividend Fund - Class I (2.3%) (a)	1,166	12,435
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	673	24,921
JNL/MFS Mid Cap Value Fund - Class I (0.9%) (a)	1,067	12,407
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	543	24,823
JNL/T. Rowe Price Value Fund - Class I (0.8%) (a)	2,303	37,316
JNL/WMC Value Fund - Class I (0.2%) (a)	126	2,707
		188,916
Domestic Fixed Income 67.0%
JNL/Crescent High Income Fund - Class I (5.7%) (a)	3,597	37,373
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,469	62,340
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	10,304	112,206
JNL/Goldman Sachs Core Plus Bond Fund - Class I (3.8%) (a)	3,169	37,491
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.5%) (a)	3,651	49,945
JNL/PIMCO Income Fund - Class I (4.9%) (a)	5,954	62,214
JNL/PIMCO Real Return Fund - Class I (5.6%) (a)	9,871	99,800
JNL/PPM America Floating Rate Income Fund - Class I (1.5%) (a)	2,353	24,750
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	4,083	62,395
JNL/PPM America Low Duration Bond Fund - Class I (12.5%) (a)	8,534	87,134

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/PPM America Total Return Fund - Class I (7.5%) (a)	7,306	87,458
JNL/Scout Unconstrained Bond Fund - Class I (6.6%) (a)	2,539	24,907
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.2%) (a)	8,698	87,156
		835,169
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.4%) (a)	1,132	12,463
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.4%) (a)	1,109	12,252
		24,715
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class I (0.5%) (a)	667	12,376
Global Fixed Income 8.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.5%) (a)	7,682	85,728
JNL/Neuberger Berman Strategic Income Fund - Class I (3.5%) (a)	2,234	24,908
		110,636
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	771	12,093
JNL/Invesco International Growth Fund - Class I (1.0%) (a)	882	12,428
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	856	12,505
		37,026
Total Investment Companies (cost $1,229,408)		1,246,129
Total Investments 100.0% (cost $1,229,408)		1,246,129
Other Assets and Liabilities, Net (0.0)%		(305)
Total Net Assets 100.0%		1,245,824

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.4%
JNL Multi-Manager Alternative Fund - Class I (8.2%) (a)	9,076	92,940
JNL/Invesco Global Real Estate Fund - Class I (0.7%) (a)	913	9,474
		102,414
Domestic Equity 30.9%
JNL Multi-Manager Mid Cap Fund - Class I (3.0%) (a)	2,591	33,036
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,100	33,081
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,565	32,751
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.9%) (a)	798	33,166
JNL/ClearBridge Large Cap Growth Fund - Class I (7.1%) (a)	4,149	52,199
JNL/DFA U.S. Core Equity Fund - Class I (2.5%) (a)	2,132	31,731
JNL/Invesco Diversified Dividend Fund - Class I (17.6%) (a)	8,957	95,482
JNL/Invesco Small Cap Growth Fund - Class I (1.5%) (a)	1,201	31,284
JNL/JPMorgan MidCap Growth Fund - Class I (3.0%) (a)	1,844	68,285
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	2,044	23,772
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	5,723	261,407
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	11,855	192,047
JNL/WMC Value Fund - Class I (2.4%) (a)	1,513	32,551
		920,792
Domestic Fixed Income 46.8%
JNL/Crescent High Income Fund - Class I (14.2%) (a)	8,990	93,411
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,576	77,789
	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (8.8%) (a)	20,156	219,494
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.0%) (a)	5,671	77,573
JNL/PIMCO Income Fund - Class I (7.0%) (a)	8,477	88,589
JNL/PIMCO Real Return Fund - Class I (10.5%) (a)	18,464	186,676
JNL/PPM America High Yield Bond Fund - Class I (5.3%) (a)	8,186	125,086
JNL/PPM America Low Duration Bond Fund - Class I (25.3%) (a)	17,296	176,589
JNL/PPM America Total Return Fund - Class I (13.5%) (a)	13,157	157,484
JNL/Scout Unconstrained Bond Fund - Class I (11.9%) (a)	4,600	45,122
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.5%) (a)	14,396	144,244
		1,392,057
Emerging Markets Equity 1.5%
JNL/Lazard Emerging Markets Fund - Class I (3.7%) (a)	3,024	29,995
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (2.7%) (a)	1,380	14,037
		44,032
Emerging Markets Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.0%) (a)	2,871	31,613
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.9%) (a)	2,768	30,590
		62,203
Global Equity 1.3%
JNL/Oppenheimer Global Growth Fund - Class I (1.5%) (a)	2,042	37,885
Global Fixed Income 8.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.8%) (a)	19,394	216,432
JNL/Neuberger Berman Strategic Income Fund - Class I (5.9%) (a)	3,746	41,768
		258,200
International Equity 5.3%
JNL/Causeway International Value Select Fund - Class I (2.0%) (a)	1,930	30,288
JNL/Invesco International Growth Fund - Class I (2.9%) (a)	2,449	34,509
JNL/Lazard International Strategic Equity Fund - Class I (14.2%) (a)	1,853	24,626
JNL/WCM Focused International Equity Fund - Class I (5.0%) (a)	4,674	68,289
		157,712
Total Investment Companies (cost $2,919,876)		2,975,295
Total Investments 100.0% (cost $2,919,876)		2,975,295
Other Assets and Liabilities, Net (0.0)%		(667)
Total Net Assets 100.0%		2,974,628

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (15.8%) (a)	17,509	179,288
JNL/Invesco Global Real Estate Fund - Class I (3.7%) (a)	5,156	53,520
		232,808
Domestic Equity 45.1%
JNL Multi-Manager Mid Cap Fund - Class I (10.6%) (a)	9,245	117,875
JNL Multi-Manager Small Cap Growth Fund - Class I (3.3%) (a)	2,556	76,880
JNL Multi-Manager Small Cap Value Fund - Class I (9.8%) (a)	9,273	118,419
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.9%) (a)	5,235	217,452

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
JNL/ClearBridge Large Cap Growth Fund - Class I (18.1%) (a)	10,596	133,300
JNL/Invesco Diversified Dividend Fund - Class I (25.2%) (a)	12,851	136,995
JNL/Invesco Small Cap Growth Fund - Class I (3.0%) (a)	2,378	61,948
JNL/JPMorgan MidCap Growth Fund - Class I (6.6%) (a)	4,012	148,573
JNL/MFS Mid Cap Value Fund - Class I (3.6%) (a)	4,226	49,142
JNL/PPM America Mid Cap Value Fund - Class I (4.7%) (a)	2,223	28,407
JNL/T. Rowe Price Established Growth Fund - Class I (7.7%) (a)	16,669	761,449
JNL/T. Rowe Price Value Fund - Class I (13.2%) (a)	36,101	584,838
JNL/WMC Value Fund - Class I (14.1%) (a)	8,960	192,820
		2,628,098
Domestic Fixed Income 31.1%
JNL/Crescent High Income Fund - Class I (18.7%) (a)	11,835	122,961
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,105	71,220
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	16,546	180,181
JNL/Goldman Sachs Core Plus Bond Fund - Class I (5.6%) (a)	4,632	54,797
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.1%) (a)	5,759	78,789
JNL/PIMCO Income Fund - Class I (11.5%) (a)	13,883	145,074
JNL/PIMCO Real Return Fund - Class I (12.7%) (a)	22,322	225,675
JNL/PPM America High Yield Bond Fund - Class I (7.7%) (a)	11,869	181,364
JNL/PPM America Low Duration Bond Fund - Class I (39.6%) (a)	27,074	276,421
JNL/PPM America Total Return Fund - Class I (15.6%) (a)	15,193	181,865
JNL/Scout Unconstrained Bond Fund - Class I (19.9%) (a)	7,675	75,293
JNL/T. Rowe Price Short-Term Bond Fund - Class I (12.8%) (a)	21,529	215,723
		1,809,363
Emerging Markets Equity 2.8%
JNL/GQG Emerging Markets Equity Fund - Class I (4.9%) (a)	2,442	24,419
JNL/Lazard Emerging Markets Fund - Class I (7.1%) (a)	5,831	57,841
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (15.5%) (a)	7,835	79,682
		161,942
Emerging Markets Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.5%) (a)	5,519	60,768
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (20.8%) (a)	5,301	58,578
		119,346
Global Equity 3.5%
JNL/Oppenheimer Global Growth Fund - Class I (8.1%) (a)	11,122	206,317
Global Fixed Income 5.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (19.0%) (a)	26,653	297,449
International Equity 6.3%
JNL/Causeway International Value Select Fund - Class I (6.3%) (a)	6,023	94,506
JNL/Invesco International Growth Fund - Class I (6.4%) (a)	5,366	75,604
JNL/Lazard International Strategic Equity Fund - Class I (18.0%) (a)	2,350	31,227
JNL/WCM Focused International Equity Fund - Class I (12.3%) (a)	11,361	165,978
		367,315
Total Investment Companies (cost $5,697,347)		5,822,638
Total Investments 100.0% (cost $5,697,347)		5,822,638
Other Assets and Liabilities, Net (0.0)%		(1,237)
Total Net Assets 100.0%		5,821,401
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (13.7%) (a)	15,140	155,031
JNL/Invesco Global Real Estate Fund - Class I (3.6%) (a)	4,931	51,184
		206,215
Domestic Equity 61.1%
JNL Multi-Manager Mid Cap Fund - Class I (9.4%) (a)	8,186	104,374
JNL Multi-Manager Small Cap Growth Fund - Class I (5.5%) (a)	4,239	127,497
JNL Multi-Manager Small Cap Value Fund - Class I (9.1%) (a)	8,608	109,927
JNL/BlackRock Large Cap Select Growth Fund - Class I (11.1%) (a)	9,914	411,828
JNL/ClearBridge Large Cap Growth Fund - Class I (27.6%) (a)	16,205	203,865
JNL/Invesco Diversified Dividend Fund - Class I (24.2%) (a)	12,342	131,569
JNL/Invesco Small Cap Growth Fund - Class I (2.7%) (a)	2,128	55,437
JNL/JPMorgan MidCap Growth Fund - Class I (5.8%) (a)	3,535	130,888
JNL/MFS Mid Cap Value Fund - Class I (4.8%) (a)	5,571	64,786
JNL/PPM America Mid Cap Value Fund - Class I (2.7%) (a)	1,275	16,299
JNL/T. Rowe Price Established Growth Fund - Class I (8.0%) (a)	17,332	791,751
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.7%) (a)	4,364	227,303
JNL/T. Rowe Price Value Fund - Class I (15.6%) (a)	42,522	688,864
JNL/WMC Value Fund - Class I (16.5%) (a)	10,493	225,811
		3,290,199
Domestic Fixed Income 16.0%
JNL/Crescent High Income Fund - Class I (16.2%) (a)	10,270	106,706
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	431	6,011
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	4,894	53,301
JNL/PIMCO Income Fund - Class I (8.7%) (a)	10,529	110,024
JNL/PIMCO Real Return Fund - Class I (6.4%) (a)	11,194	113,168
JNL/PPM America High Yield Bond Fund - Class I (4.5%) (a)	6,908	105,554
JNL/PPM America Low Duration Bond Fund - Class I (15.3%) (a)	10,452	106,720
JNL/PPM America Total Return Fund - Class I (8.8%) (a)	8,589	102,807
JNL/Scout Unconstrained Bond Fund - Class I (13.9%) (a)	5,387	52,850
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.3%) (a)	10,656	106,773
		863,914
Emerging Markets Equity 3.8%
JNL/GQG Emerging Markets Equity Fund - Class I (7.5%) (a)	3,729	37,286
JNL/Lazard Emerging Markets Fund - Class I (9.7%) (a)	7,957	78,933
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (17.6%) (a)	8,874	90,245
		206,464
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.3%) (a)	4,945	54,442
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (18.1%) (a)	4,600	50,826
		105,268
Global Equity 6.0%
JNL/Oppenheimer Global Growth Fund - Class I (12.6%) (a)	17,281	320,558

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
International Equity 7.3%
JNL/Causeway International Value Select Fund - Class I (6.9%) (a)	6,556	102,862
JNL/Invesco International Growth Fund - Class I (5.5%) (a)	4,663	65,701
JNL/Lazard International Strategic Equity Fund - Class I (17.1%) (a)	2,229	29,621
JNL/WCM Focused International Equity Fund - Class I (14.3%) (a)	13,234	193,354
		391,538
Total Investment Companies (cost $5,200,472)		5,384,156
Total Investments 100.0% (cost $5,200,472)		5,384,156
Other Assets and Liabilities, Net (0.0)%		(1,121)
Total Net Assets 100.0%		5,383,035

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (5.5%) (a)	6,038	61,835
JNL/Invesco Global Real Estate Fund - Class I (1.5%) (a)	2,133	22,144
		83,979
Domestic Equity 68.0%
JNL Multi-Manager Mid Cap Fund - Class I (3.5%) (a)	3,065	39,077
JNL Multi-Manager Small Cap Growth Fund - Class I (2.2%) (a)	1,721	51,764
JNL Multi-Manager Small Cap Value Fund - Class I (4.6%) (a)	4,368	55,776
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.1%) (a)	4,514	187,498
JNL/ClearBridge Large Cap Growth Fund - Class I (15.2%) (a)	8,893	111,878
JNL/Invesco Diversified Dividend Fund - Class I (18.5%) (a)	9,431	100,532
JNL/Invesco Small Cap Growth Fund - Class I (1.2%) (a)	958	24,956
JNL/JPMorgan MidCap Growth Fund - Class I (3.3%) (a)	2,017	74,702
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	2,051	23,858
JNL/T. Rowe Price Established Growth Fund - Class I (3.2%) (a)	7,031	321,173
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.9%) (a)	2,305	120,062
JNL/T. Rowe Price Value Fund - Class I (6.9%) (a)	18,927	306,612
JNL/WMC Value Fund - Class I (6.9%) (a)	4,356	93,742
		1,511,630
Domestic Fixed Income 6.7%
JNL/DoubleLine Total Return Fund - Class I (0.8%) (a)	1,916	20,863
JNL/PIMCO Income Fund - Class I (1.2%) (a)	1,430	14,945
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	2,731	41,726
JNL/PPM America Total Return Fund - Class I (1.8%) (a)	1,746	20,903
JNL/Scout Unconstrained Bond Fund - Class I (2.2%) (a)	846	8,295
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.4%) (a)	4,110	41,181
		147,913
Emerging Markets Equity 4.9%
JNL/GQG Emerging Markets Equity Fund - Class I (4.6%) (a)	2,276	22,762
JNL/Lazard Emerging Markets Fund - Class I (5.2%) (a)	4,256	42,221
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	4,413	44,877
		109,860
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.9%) (a)	1,896	20,882
	Shares	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	641
		21,523
Global Equity 6.3%
JNL/Oppenheimer Global Growth Fund - Class I (5.5%) (a)	7,594	140,865
International Equity 9.3%
JNL/Causeway International Value Select Fund - Class I (4.0%) (a)	3,835	60,168
JNL/Invesco International Growth Fund - Class I (2.0%) (a)	1,643	23,153
JNL/Lazard International Strategic Equity Fund - Class I (9.0%) (a)	1,173	15,587
JNL/WCM Focused International Equity Fund - Class I (8.0%) (a)	7,419	108,386
		207,294
Total Investment Companies (cost $2,134,906)		2,223,064
Total Investments 100.0% (cost $2,134,906)		2,223,064
Other Assets and Liabilities, Net (0.0)%		(477)
Total Net Assets 100.0%		2,222,587

(a)  The Fund's percentage ownership of the underlying affiliated fund at March 31, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	488	5,546
Vanguard Long-Term Bond Index Fund - Investor Shares	354	4,934
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	291	6,072
Vanguard Short-Term Bond Index Fund - Admiral Shares	1,011	10,528
Vanguard Total Bond Market Index Fund - Admiral Shares	1,087	11,611
		38,691
International Fixed Income 49.9%
Vanguard Total International Bond Index Fund - Admiral Shares	1,736	38,689
Total Investment Companies (cost $75,713)		77,380
Total Investments 99.9% (cost $75,713)		77,380
Other Assets and Liabilities, Net 0.1%		109
Total Net Assets 100.0%		77,489

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Admiral Shares	7,789	102,187
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	1,439	50,796
Vanguard European Stock Index Fund - Admiral Shares	593	39,788
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	797	24,822
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	68	2,697
Vanguard Pacific Stock Index Fund - Admiral Shares	344	28,066
Vanguard Total International Stock Index Fund - Admiral Shares	988	27,536
Total Investment Companies (cost $293,212)		275,892
Total Investments 100.0% (cost $293,212)		275,892
Other Assets and Liabilities, Net (0.0)%		(81)
Total Net Assets 100.0%		275,811

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Admiral Shares	823	66,289
Vanguard Large-Cap Index Fund - Admiral Shares	1,164	76,318

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares	Value ($)
Vanguard Mid-Cap Index Fund - Admiral Shares	55	10,904
Vanguard Small-Cap Index Fund - Admiral Shares	419	30,672
Vanguard Total Stock Market Index Fund - Admiral Shares	1,505	106,016
Vanguard Value Index Fund - Admiral Shares	1,534	64,401
Total Investment Companies (cost $343,175)		354,600
Total Investments 100.0% (cost $343,175)		354,600
Other Assets and Liabilities, Net (0.0)%		(92)
Total Net Assets 100.0%		354,508

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's U.S. - United States

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Funds that own shares of other Funds advised by Jackson National Asset Management, LLC (“JNAM”), are also considered invested in an affiliate company. The following table details each Fund's long term investments in affiliates held during the period ended March 31, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,927,048	40,955	41,764	—	11,147	306,651	3,244,037	100.0
	2,927,048	40,955	41,764	—	11,147	306,651	3,244,037	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	24,500	23,262	—	343	—	2,419	50,181	100.0
	24,500	23,262	—	343	—	2,419	50,181	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	502,296	6,375	20,894	—	(1,363)	13,950	500,364	100.0
	502,296	6,375	20,894	—	(1,363)	13,950	500,364	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	621,042	5,828	22,258	—	4,668	89,026	698,306	100.0
	621,042	5,828	22,258	—	4,668	89,026	698,306	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	6,142,818	94,440	29,478	—	7,611	757,061	6,972,452	100.0
	6,142,818	94,440	29,478	—	7,611	757,061	6,972,452	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,733,746	8,016	45,816	—	6,581	214,105	1,916,632	100.0
	1,733,746	8,016	45,816	—	6,581	214,105	1,916,632	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,216,429	9,853	26,896	—	3,915	176,163	1,379,464	100.0
	1,216,429	9,853	26,896	—	3,915	176,163	1,379,464	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	284,172	43,745	3,449	12,974	290	16,000	340,758	100.0
	284,172	43,745	3,449	12,974	290	16,000	340,758	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	159,338	94,510	882	21,193	(77)	(285)	252,604	100.0
	159,338	94,510	882	21,193	(77)	(285)	252,604	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	450,535	52,103	7,070	24,154	(589)	43,443	538,422	100.0
	450,535	52,103	7,070	24,154	(589)	43,443	538,422	100.0
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	271,142	63,860	52,634	32,541	(7,665)	18,034	292,737	100.0
	271,142	63,860	52,634	32,541	(7,665)	18,034	292,737	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	133,968	5,488	649	—	6	5,769	144,582	5.2
JNL Multi-Manager International Small Cap Fund - Class I	50,697	274	2,956	—	(374)	7,794	55,435	2.0
JNL Multi-Manager Mid Cap Fund - Class I	114,621	—	7,209	—	433	17,216	125,061	4.5
JNL Multi-Manager Small Cap Growth Fund - Class I	31,173	—	2,909	—	388	6,137	34,789	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	43,267	—	1,189	—	(125)	5,481	47,434	1.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,559	—	21,415	—	(1,050)	3,772	13,866	0.5
JNL/AQR Managed Futures Strategy Fund - Class I	32,835	—	5,050	—	(429)	363	27,719	1.0
JNL/BlackRock Global Long Short Credit Fund - Class I	13,339	—	62	—	—	279	13,556	0.5
JNL/Boston Partners Global Long Short Equity Fund - Class I	112,142	1,841	560	—	(41)	2,328	115,710	4.2
JNL/Causeway International Value Select Fund - Class I	155,068	—	33,268	—	(2,966)	17,462	136,296	4.9
JNL/Crescent High Income Fund - Class I	39,725	7,000	530	—	(31)	2,039	48,203	1.7

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DFA U.S. Small Cap Fund - Class I	12,109	—	1,599	—	(235)	1,767	12,042	0.4
JNL/DoubleLine Core Fixed Income Fund - Class I	87,709	7,000	1,242	—	(1)	2,816	96,282	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	80,683	—	2,159	—	(85)	4,347	82,786	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,364	—	7,621	—	(36)	17,558	118,265	4.3
JNL/DoubleLine Total Return Fund - Class I	155,809	39,900	1,541	—	(21)	3,984	198,131	7.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	60,230	—	6,740	—	(258)	1,555	54,787	2.0
JNL/First State Global Infrastructure Fund - Class I	32,745	20,000	2,874	—	(34)	5,566	55,403	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	67,003	—	1,187	—	10	1,580	67,406	2.4
JNL/GQG Emerging Markets Equity Fund - Class I	74,688	—	5,957	—	(336)	8,484	76,879	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	96,005	—	11,278	—	(1,859)	12,060	94,928	3.4
JNL/Heitman U.S. Focused Real Estate Fund - Class I	31,622	6,000	1,301	—	75	5,273	41,669	1.5
JNL/Invesco Global Real Estate Fund - Class I	13,081	—	1,072	—	20	1,899	13,928	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	26,762	—	489	—	3	1,084	27,360	1.0
JNL/Lazard Emerging Markets Fund - Class I	33,323	—	2,353	—	(255)	2,809	33,524	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	51,808	—	4,965	—	(49)	9,086	55,880	2.0
JNL/Morningstar Wide Moat Index Fund - Class I	102,449	—	5,656	—	175	13,383	110,351	4.0
JNL/Neuberger Berman Currency Fund - Class I	26,870	618	237	—	(2)	56	27,305	1.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	30,843	1,674	710	—	(43)	2,478	34,242	1.2
JNL/Nicholas Convertible Arbitrage Fund - Class I	26,820	180	523	—	2	1,016	27,495	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,049	—	3,574	—	(589)	6,057	41,943	1.5
JNL/PIMCO Income Fund - Class I	60,720	25,000	876	—	12	2,679	87,535	3.2
JNL/PIMCO Real Return Fund - Class I	26,946	—	355	—	(4)	963	27,550	1.0
JNL/PPM America Long Short Credit Fund - Class I	19,766	—	59	—	(2)	732	20,437	0.7
JNL/PPM America Total Return Fund - Class I	67,489	—	1,262	—	(20)	2,747	68,954	2.5
JNL/Scout Unconstrained Bond Fund - Class I	33,887	—	402	—	(15)	783	34,253	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	109,434	—	8,702	—	261	17,111	118,104	4.3
JNL/T. Rowe Price Value Fund - Class I	109,391	—	5,086	—	(380)	13,945	117,870	4.3
JNL/The London Company Focused U.S. Equity Fund - Class I	63,799	—	21,772	—	(1,254)	7,768	48,541	1.8
JNL/WCM Focused International Equity Fund - Class I	159,422	—	38,477	—	178	18,465	139,588	5.1
JNL/Westchester Capital Event Driven Fund - Class I	67,397	450	2,047	—	42	3,326	69,168	2.5
	2,636,617	115,425	217,913	—	(8,889)	240,017	2,765,257	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	226,183	24,000	2,910	—	32	9,844	257,149	11.0
JNL Multi-Manager International Small Cap Fund - Class I	27,460	41	2,243	—	(299)	4,287	29,246	1.2
JNL Multi-Manager Mid Cap Fund - Class I	60,474	—	5,019	—	297	8,970	64,722	2.8
JNL Multi-Manager Small Cap Growth Fund - Class I	16,157	—	1,911	—	248	3,112	17,606	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	21,381	—	1,090	—	(127)	2,773	22,937	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	56,291	—	49,242	—	(1,611)	6,296	11,734	0.5
JNL/AQR Managed Futures Strategy Fund - Class I	63,026	—	27,145	—	(2,346)	1,659	35,194	1.5
JNL/BlackRock Global Long Short Credit Fund - Class I	23,154	—	294	—	1	482	23,343	1.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	194,958	—	7,296	—	(503)	4,534	191,693	8.2
JNL/Causeway International Value Select Fund - Class I	84,146	—	34,206	—	(3,154)	10,527	57,313	2.5
JNL/Crescent High Income Fund - Class I	22,991	—	699	—	(37)	1,139	23,394	1.0
JNL/DFA U.S. Small Cap Fund - Class I	1,585	—	1,803	—	(214)	432	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	58,356	11,775	1,989	—	12	1,971	70,125	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,411	—	2,539	—	(87)	2,838	52,623	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	66,189	—	6,393	—	(49)	10,677	70,424	3.0
JNL/DoubleLine Total Return Fund - Class I	111,230	41,610	3,930	—	(11)	3,033	151,932	6.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	115,947	421	2,453	—	(98)	2,631	116,448	5.0
JNL/First State Global Infrastructure Fund - Class I	56,747	46,482	7,967	—	(91)	10,160	105,331	4.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,438	—	1,310	—	17	1,087	46,232	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	41,062	—	4,211	—	(227)	4,664	41,288	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	49,845	79	3,730	—	(587)	5,922	51,529	2.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	43,568	4,871	2,827	—	163	7,039	52,814	2.3
JNL/Invesco Global Real Estate Fund - Class I	22,644	—	13,663	—	293	2,477	11,751	0.5
JNL/JPMorgan Hedged Equity Fund - Class I	46,308	11,633	1,591	—	23	1,877	58,250	2.5
JNL/Lazard Emerging Markets Fund - Class I	17,337	—	1,407	—	(158)	1,481	17,253	0.7
JNL/Loomis Sayles Global Growth Fund - Class I	28,009	—	3,400	—	(36)	4,882	29,455	1.3
JNL/Morningstar Wide Moat Index Fund - Class I	60,885	—	4,711	—	140	7,884	64,198	2.7

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Neuberger Berman Currency Fund - Class I	46,582	561	686	—	(7)	103	46,553	2.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	53,919	1,621	1,828	—	(108)	4,340	57,944	2.5
JNL/Nicholas Convertible Arbitrage Fund - Class I	46,457	—	1,520	—	11	1,744	46,692	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	23,148	—	2,649	—	(442)	3,566	23,623	1.0
JNL/PIMCO Income Fund - Class I	40,870	17,547	1,804	—	50	1,761	58,424	2.5
JNL/PIMCO Real Return Fund - Class I	17,483	—	550	—	(1)	620	17,552	0.7
JNL/PPM America Long Short Credit Fund - Class I	34,421	—	652	—	(17)	1,284	35,036	1.5
JNL/PPM America Total Return Fund - Class I	46,703	—	1,762	—	(18)	1,894	46,817	2.0
JNL/Scout Unconstrained Bond Fund - Class I	23,437	111	725	—	(20)	551	23,354	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	66,770	—	12,520	—	426	9,927	64,603	2.8
JNL/T. Rowe Price Value Fund - Class I	66,690	—	10,145	—	(852)	8,878	64,571	2.8
JNL/WCM Focused International Equity Fund - Class I	86,349	—	36,607	—	130	9,078	58,950	2.5
JNL/Westchester Capital Event Driven Fund - Class I	116,526	—	4,931	—	116	5,669	117,380	5.0
	2,284,137	160,752	272,358	—	(9,141)	172,093	2,335,483	100.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	102,166	2,039	16,248	1,834	(1,292)	4,329	90,994	3.9
American Funds Insurance Series - International Growth and Income Fund - Class 1	116,903	290	15,576	—	142	13,181	114,940	5.0
	219,069	2,329	31,824	1,834	(1,150)	17,510	205,934	8.9
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	54,014	9,044	1,918	977	(145)	1,747	62,742	2.5
American Funds Insurance Series - International Growth and Income Fund - Class 1	138,900	335	28,323	—	268	15,426	126,606	5.0
	192,914	9,379	30,241	977	123	17,173	189,348	7.5
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,690	423	5,750	—	34	2,257	51,654	2.2
JNL Multi-Manager International Small Cap Fund - Class I	42,069	—	7,149	—	(911)	6,768	40,777	1.8
JNL Multi-Manager Mid Cap Fund - Class I	95,103	14,905	3,081	—	146	14,829	121,902	5.3
JNL Multi-Manager Small Cap Growth Fund - Class I	31,427	—	2,977	—	363	6,173	34,986	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	36,216	275	1,243	—	(153)	4,624	39,719	1.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	21,636	88	10,883	—	(739)	1,246	11,348	0.5
JNL/Causeway International Value Select Fund - Class I	143,623	250	14,709	—	(1,261)	15,129	143,032	6.2
JNL/Crescent High Income Fund - Class I	43,439	12,172	248	—	(16)	2,278	57,625	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	104,496	13,812	620	—	(1)	3,461	121,148	5.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	71,369	724	703	—	(31)	3,846	75,205	3.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,940	—	15,987	—	(358)	14,297	87,892	3.8
JNL/DoubleLine Total Return Fund - Class I	176,425	28,045	1,051	—	(9)	4,241	207,651	9.0
JNL/First State Global Infrastructure Fund - Class I	10,749	5,556	574	—	18	1,759	17,508	0.8
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	81,096	—	8,424	—	(292)	8,768	81,148	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	71,146	1,176	622	—	3	1,677	73,380	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	66,175	—	2,967	—	(165)	7,516	70,559	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	58,351	195	2,193	—	(362)	6,592	62,583	2.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	15,666	5,306	400	—	11	2,737	23,320	1.0
JNL/Lazard Emerging Markets Fund - Class I	32,716	402	1,927	—	(210)	2,716	33,697	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	42,762	11	3,138	—	(50)	7,543	47,128	2.0
JNL/Morningstar Wide Moat Index Fund - Class I	63,688	15,851	1,766	—	78	8,549	86,400	3.7
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	15,537	29	16,418	—	(1,186)	2,038	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	43,644	—	2,607	—	(429)	6,459	47,067	2.0
JNL/PIMCO Income Fund - Class I	66,006	12,530	543	—	9	2,716	80,718	3.5
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	60,584	603	713	—	(24)	3,386	63,836	2.8
JNL/PIMCO Real Return Fund - Class I	21,983	6,197	182	—	(2)	923	28,919	1.3
JNL/PPM America Total Return Fund - Class I	71,499	1,284	546	—	(9)	2,942	75,170	3.2
JNL/Scout Unconstrained Bond Fund - Class I	33,097	916	217	—	(7)	776	34,565	1.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	163,018	42	24,035	—	1,811	16,614	157,450	6.8
JNL/T. Rowe Price Established Growth Fund - Class I	90,833	—	11,687	—	344	13,882	93,372	4.0
JNL/T. Rowe Price Value Fund - Class I	90,513	—	2,757	—	(219)	11,461	98,998	4.3
JNL/WCM Focused International Equity Fund - Class I	152,483	—	24,080	—	110	18,404	146,917	6.3
	2,161,979	120,792	170,197	—	(3,507)	206,607	2,315,674	100.0

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	44,088	33	6,000	—	35	1,798	39,954	1.7
JNL Multi-Manager International Small Cap Fund - Class I	73,196	491	2,184	—	(202)	10,964	82,265	3.5
JNL Multi-Manager Mid Cap Fund - Class I	142,702	20,247	4,113	—	156	22,256	181,248	7.8
JNL Multi-Manager Small Cap Growth Fund - Class I	41,401	—	8,557	—	1,093	7,360	41,297	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	51,246	15	6,269	—	(812)	7,133	51,313	2.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	16,260	4	5,298	—	(360)	725	11,331	0.5
JNL/Causeway International Value Select Fund - Class I	191,362	—	19,532	—	(1,702)	20,155	190,283	8.2
JNL/Crescent High Income Fund - Class I	27,182	6,171	152	—	(11)	1,407	34,597	1.5
JNL/DoubleLine Core Fixed Income Fund - Class I	55,493	1,058	522	—	(5)	1,731	57,755	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	44,206	6,084	545	—	(30)	2,504	52,219	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	131,845	—	5,402	—	(139)	21,467	147,771	6.3
JNL/DoubleLine Total Return Fund - Class I	111,486	14,019	1,102	—	(15)	2,620	127,008	5.4
JNL/First State Global Infrastructure Fund - Class I	10,811	11,007	423	—	6	2,051	23,452	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	33,025	336	396	—	2	778	33,745	1.4
JNL/GQG Emerging Markets Equity Fund - Class I	95,559	16	5,181	—	(375)	10,854	100,873	4.3
JNL/Harris Oakmark Global Equity Fund - Class I	95,274	—	8,131	—	(1,381)	11,489	97,251	4.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,008	4	1,003	—	17	3,359	23,385	1.0
JNL/Lazard Emerging Markets Fund - Class I	38,554	5,528	2,327	—	(283)	3,089	44,561	1.9
JNL/Loomis Sayles Global Growth Fund - Class I	75,206	11	5,194	—	(121)	13,278	83,180	3.6
JNL/Morningstar Wide Moat Index Fund - Class I	74,323	15,973	1,695	—	16	10,016	98,633	4.2
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	20,277	—	21,388	—	(1,462)	2,573	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,819	5,277	3,568	—	(646)	9,329	71,211	3.1
JNL/PIMCO Income Fund - Class I	38,838	11,919	484	—	6	1,657	51,936	2.2
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I	38,915	319	582	—	(28)	2,174	40,798	1.8
JNL/PIMCO Real Return Fund - Class I	16,607	—	16,827	—	(165)	385	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	87,526	10	3,659	—	208	9,959	94,044	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	128,121	—	7,261	—	114	20,233	141,207	6.1
JNL/T. Rowe Price Value Fund - Class I	133,496	—	3,243	—	(267)	16,860	146,846	6.3
JNL/The Boston Company Equity Income Fund - Class I	46,870	12,262	342	—	8	5,153	63,951	2.7
JNL/WCM Focused International Equity Fund - Class I	208,565	7	32,298	—	49	25,207	201,530	8.6
	2,154,261	110,791	173,678	—	(6,294)	248,564	2,333,644	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	13,812	3,296	—	—	—	620	17,728	1.2
JNL Multi-Manager International Small Cap Fund - Class I	52,080	650	2,041	—	(187)	7,860	58,362	4.0
JNL Multi-Manager Mid Cap Fund - Class I	91,691	34,305	2,048	—	106	14,778	138,832	9.6
JNL Multi-Manager Small Cap Growth Fund - Class I	28,720	3,097	1,376	—	197	6,004	36,642	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	35,149	3,724	452	—	(47)	4,391	42,765	3.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	13,547	10	3,109	—	(211)	507	10,744	0.7
JNL/Causeway International Value Select Fund - Class I	133,601	31	13,728	—	(1,161)	14,078	132,821	9.1
JNL/Crescent High Income Fund - Class I	13,658	—	14,125	—	(489)	956	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	41,854	2	42,440	—	112	472	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,889	182	310	—	(13)	752	14,500	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	98,459	3,150	4,257	—	(16)	16,167	113,503	7.8
JNL/DoubleLine Total Return Fund - Class I	45,550	4,640	612	—	(6)	1,052	50,624	3.5
JNL/First State Global Infrastructure Fund - Class I	13,537	—	824	—	23	1,859	14,595	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	66,780	150	4,419	—	(262)	7,592	69,841	4.8
JNL/Harris Oakmark Global Equity Fund - Class I	95,792	51	5,958	—	(992)	11,201	100,094	6.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	13,179	53	789	—	19	2,103	14,565	1.0
JNL/Lazard Emerging Markets Fund - Class I	27,411	7,217	1,417	—	(162)	2,099	35,148	2.4
JNL/Loomis Sayles Global Growth Fund - Class I	53,543	50	7,644	—	(92)	9,282	55,139	3.8
JNL/Morningstar Wide Moat Index Fund - Class I	59,332	6,438	942	—	18	7,947	72,793	5.0
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class I	13,150	5	13,875	—	(1,049)	1,769	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	41,247	3,388	2,713	—	(441)	6,342	47,823	3.3
JNL/T. Rowe Price Established Growth Fund - Class I	99,274	2,334	4,052	—	101	15,872	113,529	7.8
JNL/T. Rowe Price Value Fund - Class I	99,384	7,243	2,388	—	(162)	12,802	116,879	8.0
JNL/The Boston Company Equity Income Fund - Class I	35,678	18,743	338	—	7	4,092	58,182	4.0
JNL/WCM Focused International Equity Fund - Class I	136,550	115	14,078	—	101	16,927	139,615	9.6
	1,336,867	98,874	143,935	—	(4,606)	167,524	1,454,724	100.0

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class I	388,415	143	7,757	—	(1,055)	31,834	411,580	33.1
JNL/Franklin Templeton Income Fund - Class I	397,130	858	18,806	—	(134)	36,554	415,602	33.4
JNL/Franklin Templeton Mutual Shares Fund - Class I	391,005	956	15,014	—	(575)	39,477	415,849	33.5
	1,176,550	1,957	41,577	—	(1,764)	107,865	1,243,031	100.0
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class I	42,741	434	987	—	(20)	1,265	43,433	10.0
JNL/Mellon Capital International Index Fund - Class I	41,341	57	1,852	—	(322)	4,301	43,525	10.0
JNL/Mellon Capital JNL 5 Fund - Class I	202,912	83	6,595	—	133	21,052	217,585	50.0
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	39,588	130	1,711	—	(9)	5,663	43,661	10.0
JNL/Mellon Capital S&P 500 Index Fund - Class I	40,483	79	2,235	—	110	5,334	43,771	10.1
JNL/Mellon Capital Small Cap Index Fund - Class I	39,216	552	1,323	—	(20)	4,567	42,992	9.9
	406,281	1,335	14,703	—	(128)	42,182	434,967	100.0
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class I	185,233	68	4,878	—	(93)	5,452	185,782	20.1
JNL/Mellon Capital International Index Fund - Class I	175,100	208	6,278	—	(1,008)	17,993	186,015	20.1
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	166,193	131	4,292	—	55	23,822	185,909	20.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	170,722	25	6,458	—	388	22,711	187,388	20.2
JNL/Mellon Capital Small Cap Index Fund - Class I	161,754	1,002	667	—	11	18,697	180,797	19.5
	859,002	1,434	22,573	—	(647)	88,675	925,891	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,486,184	—	93,334	—	12,968	224,169	1,629,987	25.3
JNL/S&P Dividend Income & Growth Fund - Class I	1,482,277	—	53,086	—	(1,124)	186,118	1,614,185	25.0
JNL/S&P Intrinsic Value Fund - Class I	1,457,565	196	26,199	—	1,447	157,778	1,590,787	24.7
JNL/S&P Total Yield Fund - Class I	1,458,803	179	8,837	—	(372)	158,898	1,608,671	25.0
	5,884,829	375	181,456	—	12,919	726,963	6,443,630	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,693	146	1,146	—	1	1,554	37,248	3.0
JNL Multi-Manager Mid Cap Fund - Class I	11,737	24	1,074	—	55	1,733	12,475	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	11,640	90	1,729	—	198	2,191	12,390	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	11,663	145	1,040	—	(149)	1,579	12,198	1.0
JNL/Causeway International Value Select Fund - Class I	12,027	79	1,191	—	(88)	1,266	12,093	0.9
JNL/ClearBridge Large Cap Growth Fund - Class I	11,725	85	1,189	—	205	1,597	12,423	1.0
JNL/Crescent High Income Fund - Class I	36,365	98	842	—	(42)	1,794	37,373	3.0
JNL/DFA U.S. Core Equity Fund - Class I	23,398	160	1,932	—	139	3,056	24,821	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,631	255	1,444	—	(11)	1,909	62,340	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	12,309	31	525	—	(18)	666	12,463	1.0
JNL/DoubleLine Total Return Fund - Class I	111,170	813	2,166	—	(9)	2,398	112,206	9.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	85,763	697	2,780	—	50	1,998	85,728	6.9
JNL/Goldman Sachs Core Plus Bond Fund - Class I	37,032	182	1,102	—	(27)	1,406	37,491	3.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,398	194	815	—	(51)	526	12,252	1.0
JNL/Invesco Diversified Dividend Fund - Class I	11,873	13	770	—	29	1,290	12,435	1.0
JNL/Invesco Global Real Estate Fund - Class I	37	—	—	—	—	6	43	—
JNL/Invesco International Growth Fund - Class I	12,088	81	1,373	—	(95)	1,727	12,428	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	23,616	135	3,709	—	170	4,709	24,921	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	49,496	403	1,134	—	(20)	1,200	49,945	4.0
JNL/MFS Mid Cap Value Fund - Class I	11,504	75	847	—	(12)	1,687	12,407	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	24,532	65	780	—	(13)	1,104	24,908	2.0
JNL/Oppenheimer Global Growth Fund - Class I	11,836	86	1,468	—	(100)	2,022	12,376	1.0
JNL/PIMCO Income Fund - Class I	61,604	186	1,934	—	52	2,306	62,214	5.0
JNL/PIMCO Real Return Fund - Class I	98,695	599	2,998	—	(15)	3,519	99,800	8.0
JNL/PPM America Floating Rate Income Fund - Class I	24,311	71	590	—	1	957	24,750	2.0
JNL/PPM America High Yield Bond Fund - Class I	60,131	158	2,372	—	(101)	4,579	62,395	5.0
JNL/PPM America Low Duration Bond Fund - Class I	86,216	626	1,080	—	3	1,369	87,134	7.0
JNL/PPM America Total Return Fund - Class I	86,192	332	2,548	—	(25)	3,507	87,458	7.0
JNL/Scout Unconstrained Bond Fund - Class I	24,735	157	549	—	(15)	579	24,907	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	23,425	224	2,535	—	77	3,632	24,823	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	86,215	697	1,067	—	6	1,305	87,156	7.0
JNL/T. Rowe Price Value Fund - Class I	35,450	78	2,575	—	(210)	4,573	37,316	3.0
JNL/WCM Focused International Equity Fund - Class I	12,051	50	1,116	—	15	1,505	12,505	1.0
JNL/WMC Value Fund - Class I	2,411	—	—	—	—	296	2,707	0.2
	1,221,969	7,035	48,420	—	—	65,545	1,246,129	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	91,697	—	2,638	—	(2)	3,883	92,940	3.1

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Mid Cap Fund - Class I	30,075	—	1,664	—	88	4,537	33,036	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	28,433	—	1,340	—	173	5,815	33,081	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	31,012	—	2,046	—	(308)	4,093	32,751	1.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,607	—	1,435	—	164	4,830	33,166	1.1
JNL/Causeway International Value Select Fund - Class I	27,842	—	303	—	(18)	2,767	30,288	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	45,021	91	—	—	—	7,087	52,199	1.8
JNL/Crescent High Income Fund - Class I	91,854	—	2,842	—	(153)	4,552	93,411	3.1
JNL/DFA U.S. Core Equity Fund - Class I	28,661	—	874	—	64	3,880	31,731	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	75,035	417	—	—	—	2,337	77,789	2.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,120	—	1,148	—	(40)	1,681	31,613	1.1
JNL/DoubleLine Total Return Fund - Class I	222,649	—	7,838	—	(69)	4,752	219,494	7.4
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	219,705	—	8,541	—	156	5,112	216,432	7.3
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,300	—	876	—	(53)	1,219	30,590	1.0
JNL/Invesco Diversified Dividend Fund - Class I	88,402	—	2,792	—	85	9,787	95,482	3.2
JNL/Invesco Global Real Estate Fund - Class I	8,233	—	—	—	—	1,241	9,474	0.3
JNL/Invesco International Growth Fund - Class I	32,605	—	2,526	—	(187)	4,617	34,509	1.2
JNL/Invesco Small Cap Growth Fund - Class I	27,622	—	776	—	59	4,379	31,284	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	59,471	—	3,855	—	227	12,442	68,285	2.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,387	—	12,705	—	(293)	2,184	77,573	2.6
JNL/Lazard Emerging Markets Fund - Class I	28,217	—	402	—	(36)	2,216	29,995	1.0
JNL/Lazard International Strategic Equity Fund - Class I	22,092	56	—	—	—	2,478	24,626	0.8
JNL/MFS Mid Cap Value Fund - Class I	20,671	63	—	—	—	3,038	23,772	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	39,796	180	—	—	—	1,792	41,768	1.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	12,150	162	—	—	—	1,725	14,037	0.5
JNL/Oppenheimer Global Growth Fund - Class I	32,250	227	—	—	—	5,408	37,885	1.3
JNL/PIMCO Income Fund - Class I	84,983	307	—	—	—	3,299	88,589	3.0
JNL/PIMCO Real Return Fund - Class I	185,129	—	4,985	—	(46)	6,578	186,676	6.3
JNL/PPM America High Yield Bond Fund - Class I	119,835	—	3,688	—	(158)	9,097	125,086	4.2
JNL/PPM America Low Duration Bond Fund - Class I	173,963	16	156	—	(1)	2,767	176,589	5.9
JNL/PPM America Total Return Fund - Class I	156,642	—	5,437	—	(76)	6,355	157,484	5.3
JNL/Scout Unconstrained Bond Fund - Class I	54,981	—	10,957	—	(346)	1,444	45,122	1.5
JNL/T. Rowe Price Established Growth Fund - Class I	234,505	—	10,675	—	339	37,238	261,407	8.8
JNL/T. Rowe Price Short-Term Bond Fund - Class I	142,050	43	8	—	—	2,159	144,244	4.8
JNL/T. Rowe Price Value Fund - Class I	176,286	—	6,062	—	(539)	22,362	192,047	6.5
JNL/WCM Focused International Equity Fund - Class I	60,220	233	—	—	—	7,836	68,289	2.3
JNL/WMC Value Fund - Class I	30,410	—	1,536	—	(200)	3,877	32,551	1.1
	2,861,911	1,795	98,105	—	(1,170)	210,864	2,975,295	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,429	—	4,621	—	3	7,477	179,288	3.1
JNL Multi-Manager Mid Cap Fund - Class I	102,784	—	922	—	68	15,945	117,875	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	62,783	748	—	—	—	13,349	76,880	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	107,612	—	2,430	—	(336)	13,573	118,419	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	203,521	—	19,757	—	2,144	31,544	217,452	3.7
JNL/Causeway International Value Select Fund - Class I	85,683	365	—	—	—	8,458	94,506	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	114,468	802	—	—	—	18,030	133,300	2.3
JNL/Crescent High Income Fund - Class I	121,861	—	4,726	—	(247)	6,073	122,961	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	68,241	849	—	—	—	2,130	71,220	1.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	59,431	—	1,808	—	(61)	3,206	60,768	1.0
JNL/DoubleLine Total Return Fund - Class I	181,230	—	4,887	—	(41)	3,879	180,181	3.1
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	299,911	—	9,660	—	190	7,008	297,449	5.1
JNL/Goldman Sachs Core Plus Bond Fund - Class I	52,805	—	—	—	—	1,992	54,797	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	57,679	—	1,323	—	(78)	2,300	58,578	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	21,323	650	—	—	—	2,446	24,419	0.4
JNL/Invesco Diversified Dividend Fund - Class I	121,474	1,802	—	—	—	13,719	136,995	2.4
JNL/Invesco Global Real Estate Fund - Class I	46,508	—	—	—	—	7,012	53,520	0.9
JNL/Invesco International Growth Fund - Class I	74,055	—	8,387	—	(604)	10,540	75,604	1.3
JNL/Invesco Small Cap Growth Fund - Class I	55,340	—	2,254	—	150	8,712	61,948	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	134,821	—	14,531	—	742	27,541	148,573	2.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,031	—	11,158	—	(250)	2,166	78,789	1.4
JNL/Lazard Emerging Markets Fund - Class I	54,529	—	896	—	(86)	4,294	57,841	1.0
JNL/Lazard International Strategic Equity Fund - Class I	27,613	510	—	—	—	3,104	31,227	0.5
JNL/MFS Mid Cap Value Fund - Class I	42,719	147	—	—	—	6,276	49,142	0.8

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,226	—	10,154	—	(1,713)	12,323	79,682	1.4
JNL/Oppenheimer Global Growth Fund - Class I	176,266	529	—	—	—	29,522	206,317	3.5
JNL/PIMCO Income Fund - Class I	139,135	538	—	—	—	5,401	145,074	2.5
JNL/PIMCO Real Return Fund - Class I	217,889	108	133	—	(3)	7,814	225,675	3.9
JNL/PPM America High Yield Bond Fund - Class I	173,460	—	5,048	—	(210)	13,162	181,364	3.1
JNL/PPM America Low Duration Bond Fund - Class I	271,998	201	108	—	(1)	4,331	276,421	4.8
JNL/PPM America Mid Cap Value Fund - Class I	25,140	—	—	—	—	3,267	28,407	0.5
JNL/PPM America Total Return Fund - Class I	179,881	—	5,256	—	(67)	7,307	181,865	3.1
JNL/Scout Unconstrained Bond Fund - Class I	83,006	—	9,483	—	(291)	2,061	75,293	1.3
JNL/T. Rowe Price Established Growth Fund - Class I	681,973	—	29,830	—	928	108,378	761,449	13.1
JNL/T. Rowe Price Short-Term Bond Fund - Class I	212,234	266	4	—	—	3,227	215,723	3.7
JNL/T. Rowe Price Value Fund - Class I	548,218	—	30,701	—	(2,861)	70,182	584,838	10.1
JNL/WCM Focused International Equity Fund - Class I	145,672	1,326	—	—	—	18,980	165,978	2.9
JNL/WMC Value Fund - Class I	180,779	—	9,804	—	(1,266)	23,111	192,820	3.3
	5,475,728	8,841	187,881	—	(3,890)	529,840	5,822,638	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	150,327	—	1,698	—	(3)	6,405	155,031	2.9
JNL Multi-Manager Mid Cap Fund - Class I	90,777	—	550	—	41	14,106	104,374	1.9
JNL Multi-Manager Small Cap Growth Fund - Class I	105,160	—	—	—	—	22,337	127,497	2.4
JNL Multi-Manager Small Cap Value Fund - Class I	97,876	—	—	—	—	12,051	109,927	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	368,752	—	19,005	—	2,124	59,957	411,828	7.7
JNL/Causeway International Value Select Fund - Class I	94,344	—	791	—	(56)	9,365	102,862	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	176,154	—	—	—	—	27,711	203,865	3.8
JNL/Crescent High Income Fund - Class I	104,219	—	2,519	—	(133)	5,139	106,706	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5,830	—	—	—	—	181	6,011	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,222	—	1,596	—	(54)	2,870	54,442	1.0
JNL/DoubleLine Total Return Fund - Class I	53,397	—	1,230	—	(10)	1,144	53,301	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	49,399	—	475	—	(30)	1,932	50,826	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	33,483	—	—	—	—	3,803	37,286	0.7
JNL/Invesco Diversified Dividend Fund - Class I	118,239	—	—	—	—	13,330	131,569	2.4
JNL/Invesco Global Real Estate Fund - Class I	44,478	—	—	—	—	6,706	51,184	1.0
JNL/Invesco International Growth Fund - Class I	62,993	—	5,822	—	(408)	8,938	65,701	1.2
JNL/Invesco Small Cap Growth Fund - Class I	49,455	—	1,934	—	124	7,792	55,437	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	107,595	—	—	—	—	23,293	130,888	2.4
JNL/Lazard Emerging Markets Fund - Class I	85,381	—	13,018	—	(1,339)	7,909	78,933	1.5
JNL/Lazard International Strategic Equity Fund - Class I	26,635	—	—	—	—	2,986	29,621	0.5
JNL/MFS Mid Cap Value Fund - Class I	61,771	—	5,874	—	(125)	9,014	64,786	1.2
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,064	—	—	—	—	11,181	90,245	1.7
JNL/Oppenheimer Global Growth Fund - Class I	277,833	—	3,695	—	131	46,289	320,558	6.0
JNL/PIMCO Income Fund - Class I	109,788	—	3,957	—	109	4,084	110,024	2.0
JNL/PIMCO Real Return Fund - Class I	114,283	—	5,110	—	(43)	4,038	113,168	2.1
JNL/PPM America High Yield Bond Fund - Class I	99,861	—	1,787	—	(76)	7,556	105,554	2.0
JNL/PPM America Low Duration Bond Fund - Class I	107,783	—	2,752	—	(2)	1,691	106,720	2.0
JNL/PPM America Mid Cap Value Fund - Class I	14,424	—	—	—	—	1,875	16,299	0.3
JNL/PPM America Total Return Fund - Class I	99,342	—	580	—	(10)	4,055	102,807	1.9
JNL/Scout Unconstrained Bond Fund - Class I	52,699	—	1,042	—	(33)	1,226	52,850	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	706,509	—	28,080	—	846	112,476	791,751	14.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	195,405	—	—	—	—	31,898	227,303	4.2
JNL/T. Rowe Price Short-Term Bond Fund - Class I	107,931	—	2,772	—	7	1,607	106,773	2.0
JNL/T. Rowe Price Value Fund - Class I	640,043	—	30,027	—	(2,774)	81,622	688,864	12.8
JNL/WCM Focused International Equity Fund - Class I	171,120	—	—	—	—	22,234	193,354	3.6
JNL/WMC Value Fund - Class I	209,448	—	9,031	—	(1,155)	26,549	225,811	4.2
	4,925,020	—	143,345	—	(2,869)	605,350	5,384,156	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	59,613	3	323	—	(3)	2,545	61,835	2.8
JNL Multi-Manager Mid Cap Fund - Class I	33,650	171	—	—	—	5,256	39,077	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	42,075	698	—	—	—	8,991	51,764	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	49,355	335	—	—	—	6,086	55,776	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	172,123	—	13,371	—	1,504	27,242	187,498	8.4
JNL/Causeway International Value Select Fund - Class I	54,676	92	—	—	—	5,400	60,168	2.7
JNL/ClearBridge Large Cap Growth Fund - Class I	101,116	—	4,929	—	839	14,852	111,878	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,964	—	147	—	(6)	1,071	20,882	0.9
JNL/DoubleLine Total Return Fund - Class I	20,635	—	213	—	(2)	443	20,863	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	617	—	—	—	—	24	641	—
JNL/GQG Emerging Markets Equity Fund - Class I	21,587	—	1,218	—	(60)	2,453	22,762	1.0

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Diversified Dividend Fund - Class I	89,007	1,429	—	—	—	10,096	100,532	4.5
JNL/Invesco Global Real Estate Fund - Class I	19,243	—	—	—	—	2,901	22,144	1.0
JNL/Invesco International Growth Fund - Class I	21,774	—	1,598	—	(105)	3,082	23,153	1.1
JNL/Invesco Small Cap Growth Fund - Class I	24,558	—	3,488	—	231	3,655	24,956	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	60,842	634	—	—	—	13,226	74,702	3.4
JNL/Lazard Emerging Markets Fund - Class I	40,527	—	1,435	—	(139)	3,268	42,221	1.9
JNL/Lazard International Strategic Equity Fund - Class I	13,730	303	—	—	—	1,554	15,587	0.7
JNL/MFS Mid Cap Value Fund - Class I	23,042	—	2,511	—	(33)	3,360	23,858	1.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,978	—	1,802	—	(291)	5,992	44,877	2.0
JNL/Oppenheimer Global Growth Fund - Class I	120,267	434	—	—	—	20,164	140,865	6.3
JNL/PIMCO Income Fund - Class I	14,074	320	—	—	—	551	14,945	0.7
JNL/PPM America High Yield Bond Fund - Class I	39,144	—	356	—	(17)	2,955	41,726	1.9
JNL/PPM America Total Return Fund - Class I	20,254	—	174	—	(3)	826	20,903	0.9
JNL/Scout Unconstrained Bond Fund - Class I	8,109	—	—	—	—	186	8,295	0.4
JNL/T. Rowe Price Established Growth Fund - Class I	280,579	—	4,738	—	201	45,131	321,173	14.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	103,213	—	—	—	—	16,849	120,062	5.4
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,834	2	272	—	—	617	41,181	1.9
JNL/T. Rowe Price Value Fund - Class I	282,532	—	10,866	—	(954)	35,900	306,612	13.8
JNL/WCM Focused International Equity Fund - Class I	94,917	1,072	—	—	—	12,397	108,386	4.9
JNL/WMC Value Fund - Class I	91,296	—	8,517	—	(1,050)	12,013	93,742	4.2
	2,004,331	5,493	55,958	—	112	269,086	2,223,064	100.0

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ Form N-PORT, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 91.9%
iShares Core MSCI EAFE ETF	47	2,864
iShares Core MSCI Emerging Markets ETF	14	704
iShares Core S&P 500 ETF	27	7,743
iShares iBoxx USD High Yield Corporate Bond ETF	12	998
iShares International Developed Real Estate ETF (b)	13	406
SPDR S&P 500 ETF Trust (b)	25	6,921
Vanguard FTSE Developed Markets ETF	143	5,857
Vanguard Global ex-U.S. Real Estate ETF (b)	9	556
Vanguard Mid-Cap ETF	12	1,847
Vanguard MSCI Emerging Markets ETF	23	992
Vanguard REIT ETF (b)	8	716
Vanguard Small-Cap ETF (b)	8	1,214
Total Investment Companies (cost $27,875)		30,818
SHORT TERM INVESTMENTS 12.0%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	511	511
	Shares/Par[1]	Value ($)
Securities Lending Collateral 4.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	1,533	1,533
Treasury Securities 5.9%
U.S. Treasury Bill
2.41%, 05/09/19 (e) (f)	1,000	998
2.41%, 05/16/19 (f)	1,000	997
		1,995
Total Short Term Investments (cost $4,039)		4,039
Total Investments 103.9% (cost $31,914)		34,857
Total Purchased Options 0.0% (cost $9)		12
Other Derivative Instruments (0.1)%		(42)
Other Assets and Liabilities, Net (3.8)%		(1,294)
Total Net Assets 100.0%		33,533

(a) Consolidated Schedule of Investments.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/AB Dynamic Asset Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
ASX SPI 200 Index	1	June 2019	AUD	155	—	—
Canadian Government Bond, 10-Year	2	June 2019	CAD	276	(1)	1
E-Mini Russell 2000 Index	8	June 2019		630	1	(13)
Euro STOXX 50	40	June 2019	EUR	1,296	14	14
FTSE 100 Index	1	June 2019	GBP	72	1	—
Tokyo Price Index	3	June 2019	JPY	47,864	2	(1)
U.S. Treasury Note, 10-Year	11	June 2019		1,359	(3)	8
U.S. Treasury Note, 5-Year	4	June 2019		458	(1)	5
Ultra Long Term U.S. Treasury Bond	11	June 2019		1,780	(4)	68
					9	82
Short Contracts
Hang Seng Index	(1)	April 2019	HKD	(1,437)	(2)	(2)
S&P 500 E-Mini Index	(50)	June 2019		(7,001)	(40)	(94)
S&P/Toronto Stock Exchange 60 Index	(3)	June 2019	CAD	(573)	2	(1)
					(40)	(97)

JNL/AB Dynamic Asset Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	2,875.00	04/18/19	1,000	12

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	06/17/19	AUD	209	149	(3)
AUD/USD	SSB	06/17/19	AUD	15	10	—
EUR/USD	SSB	06/17/19	EUR	758	856	(11)
EUR/USD	UBS	06/17/19	EUR	261	295	(5)
GBP/USD	SSB	06/17/19	GBP	134	175	(1)
NOK/USD	SSB	06/17/19	NOK	1,968	229	2
NZD/USD	SSB	06/17/19	NZD	1,072	731	(4)
SEK/USD	SSB	06/17/19	SEK	3,286	356	3
USD/CAD	SSB	06/17/19	CAD	(172)	(129)	—
USD/CHF	SSB	06/17/19	CHF	(460)	(465)	(5)
USD/EUR	CSI	06/17/19	EUR	(144)	(163)	3
USD/EUR	GSC	06/17/19	EUR	(340)	(384)	7
USD/EUR	SSB	06/17/19	EUR	(616)	(696)	3
USD/GBP	SSB	06/17/19	GBP	(134)	(176)	1
USD/JPY	SCB	06/17/19	JPY	(28,884)	(262)	(2)
USD/JPY	SSB	06/17/19	JPY	(39,705)	(361)	—
USD/NZD	UBS	06/17/19	NZD	(316)	(215)	1
USD/SEK	SSB	06/17/19	SEK	(2,156)	(233)	—
					(283)	(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.3%
Communication Services 15.0%
Activision Blizzard Inc.	24	1,074
Alphabet Inc. - Class A (a) (b)	7	8,251
Alphabet Inc. - Class C (a) (b)	4	5,234
AMC Networks Inc. - Class A (a)	5	280
AT&T Inc.	14	428
CBS Corp. - Class B	53	2,512
Comcast Corp. - Class A (b)	144	5,761
Electronic Arts Inc. (a)	26	2,649
Facebook Inc. - Class A (a) (b)	57	9,489
Fox Corp. - Class A (a)	9	325
IAC/InterActiveCorp. (a)	10	2,193
Liberty SiriusXM Group - Class C (a)	2	80
Tegna Inc.	164	2,306
TripAdvisor Inc. (a)	29	1,468
Twilio Inc. - Class A (a)	7	915
VeriSign Inc. (a)	3	515
Verizon Communications Inc.	32	1,868
Viacom Inc. - Class B	21	576
Walt Disney Co. (b)	44	4,907
Yelp Inc. - Class A (a)	8	281
Zynga Inc. - Class A (a)	323	1,719
		52,831
Consumer Discretionary 17.8%
Amazon.com Inc. (a) (b)	8	14,811
American Eagle Outfitters Inc.	48	1,071
AutoZone Inc. (a)	1	1,403
Bed Bath & Beyond Inc. (c)	33	564
Best Buy Co. Inc.	32	2,267
Booking Holdings Inc. (a)	1	2,406
Brinker International Inc.	5	219
Capri Holdings Ltd. (a)	56	2,581
Dana Holding Corp.	11	188
Deckers Outdoor Corp. (a)	18	2,721
eBay Inc.	58	2,152
Foot Locker Inc.	48	2,929
Gap Inc.	30	797
H&R Block Inc.	30	716
Home Depot Inc.	13	2,510
Kohl's Corp.	1	80
Las Vegas Sands Corp.	34	2,047
Lear Corp.	3	389
Lowe's Cos. Inc.	6	712
Lululemon Athletica Inc. (a)	20	3,245
Macy's Inc.	50	1,209
Michaels Cos. Inc. (a)	8	90
Nike Inc. - Class B	30	2,509
Norwegian Cruise Line Holdings Ltd. (a)	7	385
Ralph Lauren Corp. - Class A	14	1,860
Ross Stores Inc.	14	1,314
Sally Beauty Holdings Inc. (a)	40	742
Signet Jewelers Ltd.	11	301
Skechers U.S.A. Inc. - Class A (a)	7	223
Starbucks Corp.	16	1,189
Target Corp.	24	1,921
TJX Cos. Inc.	35	1,889
Toll Brothers Inc.	7	240
Tractor Supply Co.	7	672
Tupperware Brands Corp.	19	487
Urban Outfitters Inc. (a)	59	1,764
Wayfair Inc. - Class A (a)	1	88
Weight Watchers International Inc. (a)	101	2,031
		62,722
Consumer Staples 6.1%
Altria Group Inc.	5	270
Archer-Daniels-Midland Co.	57	2,455
Colgate-Palmolive Co.	6	411
Costco Wholesale Corp.	1	348
Ingredion Inc.	2	202
Kimberly-Clark Corp.	12	1,487
Kroger Co.	84	2,057
	Shares/Par[1]	Value ($)
Monster Beverage Corp. (a)	8	436
Nu Skin Enterprises Inc. - Class A	7	354
Philip Morris International Inc.	14	1,220
Pilgrim's Pride Corp. (a)	5	105
Procter & Gamble Co.	37	3,891
TreeHouse Foods Inc. (a)	5	349
Tyson Foods Inc. - Class A (b)	58	4,029
Walgreens Boots Alliance Inc.	12	791
Walmart Inc.	30	2,922
		21,327
Energy 7.0%
Anadarko Petroleum Corp.	21	935
Chevron Corp.	19	2,357
Cimarex Energy Co.	2	146
ConocoPhillips Co. (b)	66	4,393
Devon Energy Corp.	50	1,564
Exxon Mobil Corp.	34	2,761
HollyFrontier Corp.	57	2,816
Marathon Oil Corp.	13	210
Marathon Petroleum Corp.	26	1,586
Patterson-UTI Energy Inc.	18	256
PBF Energy Inc. - Class A	3	93
Phillips 66	19	1,769
Pioneer Natural Resources Co.	3	387
Southwestern Energy Co. (a)	144	674
Valero Energy Corp.	37	3,160
Whiting Petroleum Corp. (a)	9	223
World Fuel Services Corp.	51	1,463
		24,793
Financials 9.5%
Aflac Inc.	35	1,768
Allstate Corp. (b)	43	4,043
Ameriprise Financial Inc.	5	615
Assured Guaranty Ltd.	43	1,908
Athene Holding Ltd. - Class A (a)	3	107
Bank of America Corp.	91	2,522
Berkshire Hathaway Inc. - Class B (a)	18	3,702
Citigroup Inc.	41	2,571
Federated Investors Inc. - Class B	1	35
Fidelity National Financial Inc.	63	2,288
Fifth Third Bancorp	37	936
Hartford Financial Services Group Inc.	3	173
JPMorgan Chase & Co. (b)	36	3,650
MetLife Inc.	6	245
Moody's Corp.	4	781
Morgan Stanley	15	623
PNC Financial Services Group Inc.	7	918
Popular Inc.	12	651
Prudential Financial Inc.	6	595
Reinsurance Group of America Inc.	9	1,352
S&P Global Inc.	4	865
SunTrust Banks Inc.	7	387
Synchrony Financial	56	1,772
Travelers Cos. Inc.	5	710
Wells Fargo & Co.	5	234
		33,451
Health Care 23.3%
Abbott Laboratories	3	264
AbbVie Inc. (b)	49	3,961
Abiomed Inc. (a)	4	1,106
Agilent Technologies Inc.	32	2,608
Alexion Pharmaceuticals Inc. (a)	9	1,286
Align Technology Inc. (a)	2	518
Alkermes Plc (a)	20	733
Amgen Inc.	2	428
Anthem Inc.	4	1,228
Baxter International Inc.	45	3,660
Biogen Inc. (a) (b)	23	5,348
Boston Scientific Corp. (a)	35	1,337
Bristol-Myers Squibb Co.	57	2,727
Bruker Corp.	24	910
Cardinal Health Inc.	30	1,441
Celgene Corp. (a)	13	1,184
Centene Corp. (a)	12	621

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Charles River Laboratories International Inc. (a)	9	1,366
Danaher Corp.	19	2,531
DexCom Inc. (a)	10	1,172
Edwards Lifesciences Corp. (a)	2	351
Exelixis Inc. (a) (b)	217	5,157
Gilead Sciences Inc.	56	3,670
Haemonetics Corp. (a)	33	2,889
Humana Inc.	11	2,900
Illumina Inc. (a)	2	490
Incyte Corp. (a)	8	710
Inogen Inc. (a)	9	828
Intuitive Surgical Inc. (a)	1	544
Ionis Pharmaceuticals Inc. (a)	4	311
Johnson & Johnson (b)	50	6,933
Masimo Corp. (a)	9	1,209
McKesson Corp.	17	1,950
Medtronic Plc	32	2,954
Merck & Co. Inc. (b)	56	4,641
Mylan NV (a)	12	353
NuVasive Inc. (a)	3	192
Pfizer Inc. (b)	161	6,837
PRA Health Sciences Inc. (a)	1	156
United Therapeutics Corp. (a)	16	1,929
UnitedHealth Group Inc.	7	1,626
Veeva Systems Inc. - Class A (a)	8	1,050
		82,109
Industrials 10.2%
Boeing Co.	10	3,826
Caterpillar Inc.	4	503
Clean Harbors Inc. (a)	16	1,115
CSX Corp.	1	71
Cummins Inc.	5	817
Curtiss-Wright Corp.	8	859
Deluxe Corp.	6	258
Eaton Corp. Plc	3	275
FedEx Corp.	3	545
Gardner Denver Holdings Inc. (a)	8	218
General Electric Co.	195	1,945
HNI Corp.	2	66
Honeywell International Inc.	24	3,745
Huntington Ingalls Industries Inc.	8	1,621
Insperity Inc.	10	1,180
ITT Inc.	16	924
Kennametal Inc.	2	71
L3 Technologies Inc.	2	343
Lockheed Martin Corp.	6	1,842
Manpower Inc.	12	987
MSA Safety Inc.	3	351
Norfolk Southern Corp.	8	1,447
nVent Electric Plc	14	367
Oshkosh Corp.	6	454
Raytheon Co.	15	2,733
Resideo Technologies Inc. (a)	17	321
Robert Half International Inc.	42	2,745
Schneider National Inc. - Class B	9	199
Spirit Aerosystems Holdings Inc. - Class A	25	2,301
Waste Management Inc.	4	444
Werner Enterprises Inc.	4	138
WESCO International Inc. (a)	36	1,905
WW Grainger Inc.	4	1,169
		35,785
Information Technology 30.7%
Accenture Plc - Class A	10	1,764
Adobe Inc. (a) (b)	17	4,500
Akamai Technologies Inc. (a)	20	1,441
Amdocs Ltd.	11	583
Apple Inc. (b)	76	14,368
Applied Materials Inc.	59	2,322
Aspen Technology Inc. (a)	8	835
Autodesk Inc. (a)	9	1,381
Avnet Inc.	15	654
Broadridge Financial Solutions Inc.	23	2,420
Cadence Design Systems Inc. (a)	14	900
CDW Corp.	17	1,627
	Shares/Par[1]	Value ($)
Ciena Corp. (a)	27	1,007
Cisco Systems Inc. (b)	101	5,476
Cognizant Technology Solutions Corp. - Class A	44	3,158
CommScope Holding Co. Inc. (a)	53	1,145
CommVault Systems Inc. (a)	3	171
Conduent Inc. (a)	89	1,234
DXC Technology Co.	33	2,100
F5 Networks Inc. (a)	—	75
First Data Corp. - Class A (a)	9	237
Fortinet Inc. (a)	26	2,177
HP Inc.	59	1,149
Intel Corp. (b)	89	4,806
International Business Machines Corp. (b)	44	6,149
Intuit Inc.	12	3,142
Juniper Networks Inc.	35	931
Keysight Technologies Inc. (a)	16	1,381
KLA-Tencor Corp.	2	226
Lam Research Corp.	11	1,985
Mastercard Inc. - Class A	3	613
MAXIMUS Inc.	4	285
Micron Technology Inc. (a)	66	2,732
Microsoft Corp. (b)	138	16,287
NetApp Inc.	6	404
Nuance Communications Inc. (a)	22	374
Okta Inc. - Class A (a)	1	48
Oracle Corp.	66	3,549
Paycom Software Inc. (a) (c)	1	174
PayPal Holdings Inc. (a)	8	819
Red Hat Inc. (a)	3	571
Sabre Corp.	24	513
Salesforce.com Inc. (a)	4	644
Science Applications International Corp.	2	163
Skyworks Solutions Inc.	16	1,308
Splunk Inc. (a)	4	454
Square Inc. - Class A (a)	1	96
Symantec Corp.	120	2,769
Tech Data Corp. (a)	12	1,257
Texas Instruments Inc.	27	2,837
Worldpay Inc. - Class A (a)	4	474
Xerox Corp.	2	74
Xilinx Inc.	8	1,047
Zebra Technologies Corp. - Class A (a)	6	1,274
Zendesk Inc. (a)	2	202
		108,312
Materials 2.1%
Eastman Chemical Co.	6	447
Huntsman Corp.	29	650
International Paper Co.	11	515
LyondellBasell Industries NV - Class A (b)	47	3,931
Reliance Steel & Aluminum Co.	2	142
Steel Dynamics Inc.	52	1,841
		7,526
Real Estate 1.8%
American Tower Corp.	3	587
AvalonBay Communities Inc.	2	462
Boston Properties Inc.	3	455
Brixmor Property Group Inc.	46	852
Crown Castle International Corp.	1	157
Equinix Inc.	—	136
Equity Residential Properties Inc.	12	881
Host Hotels & Resorts Inc.	17	320
Outfront Media Inc.	10	226
Public Storage	4	974
Senior Housing Properties Trust	13	155
Ventas Inc.	20	1,257
		6,462
Utilities 3.8%
American Electric Power Co. Inc.	5	411
Avangrid Inc.	7	337
Black Hills Corp.	8	629
CenterPoint Energy Inc.	124	3,793
Exelon Corp. (b)	115	5,751
IDACORP Inc.	4	353
NorthWestern Corp.	13	936

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Public Service Enterprise Group Inc.	9	522
UGI Corp.	12	658
		13,390
Total Common Stocks (cost $411,677)		448,708
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	7,185	7,185
Total Short Term Investments (cost $7,185)		7,185
Total Investments 129.3% (cost $418,862)		455,893
Total Securities Sold Short (29.6)% (proceeds $101,504)		(104,501)
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net 0.3%		1,187
Total Net Assets 100.0%		352,612

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (29.6%)
COMMON STOCKS (29.6%)
Communication Services (0.5%)
Meredith Corp.	(32)	(1,744)
Consumer Discretionary (4.6%)
Adient Plc	(111)	(1,439)
Aptiv Plc	(28)	(2,207)
Caesars Entertainment Corp.	(38)	(329)
Carmax Inc.	(11)	(796)
Floor & Decor Holdings Inc.	(43)	(1,753)
Mattel Inc.	(84)	(1,088)
Newell Brands Inc.	(171)	(2,619)
Penn National Gaming Inc.	(23)	(462)
Scientific Games Corp. - Class A	(34)	(689)
Tesla Inc.	(8)	(2,342)
Visteon Corp.	(36)	(2,425)
		(16,149)
Consumer Staples (2.0%)
ConAgra Brands Inc.	(144)	(3,994)
Hain Celestial Group Inc.	(74)	(1,708)
Kraft Heinz Foods Co.	(14)	(461)
Sanderson Farms Inc.	(7)	(894)
		(7,057)
Energy (4.8%)
Callon Petroleum Co.	(232)	(1,751)
Centennial Resource Development Inc. - Class A	(114)	(1,004)
Concho Resources Inc.	(7)	(732)
Core Laboratories NV	(15)	(1,005)
Diamond Offshore Drilling Inc.	(81)	(849)
Dril-Quip Inc.	(33)	(1,524)
Ensco Plc - Class A	(336)	(1,318)
Hess Corp.	(23)	(1,404)
Kosmos Energy Ltd.	(18)	(115)
Matador Resources Co.	(97)	(1,877)
Nabors Industries Ltd.	(65)	(224)
Noble Energy Inc.	(26)	(650)
Oceaneering International Inc.	(13)	(210)
ONEOK Inc.	(20)	(1,404)
Range Resources Corp.	(50)	(562)
Transocean Ltd.	(246)	(2,141)
		(16,770)
Financials (3.2%)
Home Bancshares Inc.	(17)	(293)
LendingTree Inc.	(6)	(2,028)
Pinnacle Financial Partners Inc.	(37)	(2,033)
Sterling Bancorp Inc.	(227)	(4,226)
United Bankshares Inc.	(60)	(2,161)
Virtu Financial Inc. - Class A	(27)	(650)
		(11,391)
Health Care (3.4%)
Acadia Pharmaceuticals Inc.	(70)	(2,061)
	Shares/Par[1]	Value ($)
Agios Pharmaceuticals Inc.	(13)	(845)
Bluebird Bio Inc.	(11)	(1,731)
Catalent Inc.	(23)	(927)
Exact Sciences Corp.	(2)	(161)
Insulet Corp.	(27)	(2,552)
Ligand Pharmaceuticals Inc.	(17)	(2,130)
Perrigo Co. Plc	(10)	(476)
Prestige Consumer Healthcare Inc.	(10)	(298)
Seattle Genetics Inc.	(13)	(984)
		(12,165)
Industrials (3.0%)
American Airlines Group Inc.	(9)	(288)
BWX Technologies Inc.	(19)	(917)
Copa Holdings SA - Class A	(3)	(260)
Granite Construction Inc.	(23)	(988)
Knight-Swift Transportation Holdings Inc. - Class A	(8)	(260)
MasTec Inc.	(23)	(1,104)
Middleby Corp.	(7)	(935)
NOW Inc.	(71)	(997)
Stericycle Inc.	(3)	(180)
Trinity Industries Inc.	(17)	(372)
Wabtec Corp.	(43)	(3,174)
Welbilt Inc.	(69)	(1,129)
		(10,604)
Information Technology (4.1%)
2U Inc.	(7)	(499)
Advanced Micro Devices Inc.	(2)	(62)
Cognex Corp.	(38)	(1,926)
Cree Inc.	(14)	(783)
IPG Photonics Corp.	(3)	(513)
Littelfuse Inc.	(2)	(369)
Marvell Technology Group Ltd.	(121)	(2,398)
Microchip Technology Inc.	(21)	(1,768)
Switch Inc. - Class A	(189)	(1,944)
Universal Display Corp.	(15)	(2,336)
ViaSat Inc.	(25)	(1,942)
		(14,540)
Materials (4.0%)
Albemarle Corp.	(31)	(2,549)
Allegheny Technologies Inc.	(45)	(1,151)
Commercial Metals Co.	(32)	(554)
Compass Minerals International Inc.	(21)	(1,136)
Element Solutions Inc.	(231)	(2,337)
Freeport-McMoRan Inc. - Class B	(41)	(523)
Graphic Packaging Holding Co.	(155)	(1,961)
International Flavors & Fragrances Inc.	(19)	(2,457)
Newmont Mining Corp.	(6)	(205)
Royal Gold Inc.	(13)	(1,208)
		(14,081)
Total Common Stocks (proceeds $101,504)		(104,501)
Total Securities Sold Short (29.6%) (proceeds $101,504)		(104,501)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	39	June 2019	5,462	33	72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 93.0%
Investment Companies 46.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	48,912	48,912
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.41% (c)	32,767	32,767
		81,679
Treasury Securities 46.8%
U.S. Treasury Bill
2.37%, 04/04/19 (d)	3,319	3,318
2.42%, 04/11/19 - 09/26/19 (d)	16,427	16,275
2.46%, 04/18/19 (d)	20,000	19,976
2.39%, 04/25/19 (d)	4,366	4,359

	Shares/Par[1]	Value ($)
2.43%, 07/18/19 - 08/01/19 (d)	28,482	28,266
2.47%, 08/08/19 (d)	10,702	10,610
		82,804
Total Short Term Investments (cost $164,478)		164,483
Total Investments 93.0% (cost $164,478)		164,483
Other Derivative Instruments 0.3%		607
Other Assets and Liabilities, Net 6.7%		11,833
Total Net Assets 100.0%		176,923

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) The coupon rate represents the yield to maturity.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	13	September 2019	EUR	3,259	—	1
3M EURIBOR	38	December 2019	EUR	9,523	1	7
3M EURIBOR	57	March 2020	EUR	14,279	—	15
3M EURIBOR	68	June 2020	EUR	17,024	—	25
3M EURIBOR	67	September 2020	EUR	16,767	(1)	27
3M EURIBOR	58	December 2020	EUR	14,507	(1)	26
3M EURIBOR	31	March 2021	EUR	7,754	—	10
3M Euro Swiss Franc Interest Rate	6	March 2020	CHF	1,510	—	1
3M Sterling Interest Rate	71	September 2019	GBP	8,791	1	14
3M Sterling Interest Rate	58	December 2019	GBP	7,178	—	14
3M Sterling Interest Rate	51	March 2020	GBP	6,311	1	15
3M Sterling Interest Rate	46	June 2020	GBP	5,691	1	14
3M Sterling Interest Rate	43	September 2020	GBP	5,319	—	11
3M Sterling Interest Rate	40	December 2020	GBP	4,946	—	11
3M Sterling Interest Rate	33	March 2021	GBP	4,077	—	11
3M Swiss Franc Interest Rate	3	December 2019	CHF	755	—	—
90-Day Eurodollar	176	September 2019		42,844	(11)	73
90-Day Eurodollar	158	December 2019		38,454	(20)	86
90-Day Eurodollar	161	March 2020		39,229	(30)	89
90-Day Eurodollar	194	June 2020		47,301	(41)	120
90-Day Eurodollar	216	September 2020		52,676	(43)	157
90-Day Eurodollar	227	December 2020		55,350	(42)	182
90-Day Eurodollar	230	March 2021		56,106	(40)	175
Amsterdam Exchanges Index	15	April 2019	EUR	1,609	16	39
ASX SPI 200 Index	65	June 2019	AUD	10,006	6	15
Australia Commonwealth Treasury Bond, 10-Year	92	June 2019	AUD	12,515	(37)	165
Australia Commonwealth Treasury Bond, 3-Year	448	June 2019	AUD	50,654	(26)	182
Brent Crude Oil	50	June 2019		3,359	23	20
British Pound	195	June 2019		16,052	(65)	(140)
CAC40 10 Euro	155	April 2019	EUR	8,148	94	150
Canadian Bank Acceptance	21	September 2019	CAD	5,134	(3)	9
Canadian Bank Acceptance	19	December 2019	CAD	4,652	(3)	4
Canadian Dollar	235	June 2019		17,551	112	82
Canadian Government Bond, 10-Year	26	June 2019	CAD	3,544	(16)	53
Dow Jones Industrial Average E-Mini Index	15	June 2019		1,921	16	24
E-Mini Russell 2000 Index	9	June 2019		699	2	(4)
Euro STOXX 50	121	June 2019	EUR	3,930	43	33
Euro-Bobl	212	June 2019	EUR	27,994	10	261
Euro-BTP	52	June 2019	EUR	6,694	(8)	44
Euro-Bund	76	June 2019	EUR	12,377	(4)	299
Euro-Buxl	6	June 2019	EUR	1,093	(6)	65
Euro-OAT	52	June 2019	EUR	8,219	(5)	271
Euro-Schatz	249	June 2019	EUR	27,840	4	47
FTSE 100 Index	182	June 2019	GBP	12,883	116	317
FTSE China A50 Index	80	April 2019		1,002	42	48
FTSE/JSE Top 40 Index	24	June 2019	ZAR	12,178	7	—
Hang Seng China Enterprises Index	11	April 2019	HKD	6,213	5	5
Hang Seng Index	1	April 2019	HKD	1,430	2	3
IBEX 35 Index	20	April 2019	EUR	1,827	12	12
Japanese Government Bond, 10-Year	28	June 2019	JPY	4,276,281	(5)	141
Live Cattle	16	June 2019		767	(4)	(5)
LME Copper	2	June 2019		323	(1)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
LME Nickel	8	June 2019		635	(12)	(12)
Low Sulphur Gas Oil	44	May 2019		2,674	27	(2)
Mexican Peso	257	June 2019		6,548	(18)	(13)
Mini MSCI Emerging EAFE Index	2	June 2019		188	1	(1)
Mini MSCI Emerging Markets Index	13	June 2019		693	7	(5)
MSCI Taiwan Index	25	April 2019		967	10	10
NASDAQ 100 E-Mini	26	June 2019		3,715	26	134
Natural Gas	28	May 2019		786	(17)	(41)
New Zeland Dollar	525	June 2019		35,962	110	(163)
NY Harbor ULSD	5	May 2019		417	—	(3)
OMX Stockholm 30 Index	210	April 2019	SEK	32,274	12	21
Palladium	6	June 2019		864	19	(59)
Platinum	2	July 2019		86	1	(1)
S&P 500 E-Mini Index	21	June 2019		2,913	18	66
S&P MidCap 400 E-Mini Index	1	June 2019		189	1	1
S&P/Toronto Stock Exchange 60 Index	174	June 2019	CAD	33,179	(126)	96
U.K. Long Gilt	94	June 2019	GBP	12,039	11	159
U.S. Treasury Long Bond	54	June 2019		7,877	(20)	204
U.S. Treasury Note, 10-Year	112	June 2019		13,718	(32)	195
U.S. Treasury Note, 2-Year	234	June 2019		49,692	(50)	172
U.S. Treasury Note, 5-Year	209	June 2019		24,001	(48)	207
Ultra Long Term U.S. Treasury Bond	27	June 2019		4,404	(9)	132
WTI Crude Oil	13	May 2019		771	9	11
					22	4,333
Short Contracts
3M Swiss Franc Interest Rate	(1)	September 2019	CHF	(252)	—	—
Australian Dollar	(465)	June 2019		(32,861)	(98)	(196)
Cocoa	(30)	May 2019		(659)	(8)	(25)
Cocoa	(10)	May 2019	GBP	(166)	(2)	(9)
Cocoa	(8)	July 2019		(181)	—	—
Cocoa	(4)	July 2019	GBP	(67)	(1)	(1)
Coffee 'C'	(39)	May 2019		(1,536)	(8)	154
Copper	(3)	May 2019		(216)	(3)	(4)
Corn	(34)	May 2019		(652)	30	46
Cotton No. 2	(16)	May 2019		(591)	(15)	(29)
Euro FX Currency	(445)	June 2019		(62,992)	67	199
German Stock Index	(4)	June 2019	EUR	(1,146)	(8)	(8)
Gold 100 oz.	(17)	June 2019		(2,226)	(3)	19
Japanese Yen	(85)	June 2019		(9,672)	22	27
KCBT Wheat	(65)	May 2019		(1,575)	28	177
Lean Hogs	(14)	June 2019		(450)	19	(46)
LME Aluminum	(17)	June 2019		(811)	(17)	(1)
LME Zinc	(1)	June 2019		(70)	(4)	(4)
Mini MSCI Singapore Index	(9)	April 2019	SGD	(322)	(1)	(1)
Silver	(12)	May 2019		(924)	(8)	17
Soybean	(23)	May 2019		(1,052)	6	35
Soybean Meal	(8)	May 2019		(251)	—	5
Soybean Oil	(28)	May 2019		(498)	4	22
Sugar #11 (World Markets)	(174)	May 2019		(2,431)	—	(11)
Tokyo Price Index	(33)	June 2019	JPY	(523,063)	(30)	(20)
Wheat	(68)	May 2019		(1,701)	23	145
					(7)	491

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/19/19	AUD	867	616	(1)
AUD/USD	CIT	06/19/19	AUD	1,560	1,109	2
BRL/USD	CIT	06/19/19	BRL	5,951	1,513	(36)
BRL/USD	CIT	06/19/19	BRL	606	154	—
CAD/USD	CIT	06/19/19	CAD	252	193	—
CHF/USD	CIT	06/19/19	CHF	8,434	8,532	(17)
CHF/USD	CIT	06/19/19	CHF	8,880	8,981	38
CLP/USD	CIT	06/19/19	CLP	49,200	70	—
COP/USD	CIT	06/19/19	COP	693,254	217	(6)
COP/USD	CIT	06/19/19	COP	37,738	12	—
EUR/USD	CIT	06/19/19	EUR	26,345	29,746	(234)
GBP/USD	CIT	06/19/19	GBP	3,319	4,335	(52)
GBP/USD	CIT	06/19/19	GBP	1,229	1,606	—
HKD/USD	CIT	06/19/19	HKD	3,740	478	—
HUF/USD	CIT	06/19/19	HUF	1,921,501	6,744	(219)
IDR/USD	CIT	06/19/19	IDR	52,951,263	3,679	(32)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	CIT	06/19/19	IDR	18,684,283	1,298	—
ILS/USD	CIT	06/19/19	ILS	183	51	(1)
ILS/USD	CIT	06/19/19	ILS	466	128	—
INR/USD	CIT	06/19/19	INR	26,108	373	(4)
INR/USD	CIT	06/19/19	INR	155,273	2,220	48
JPY/USD	CIT	06/19/19	JPY	201,558	1,830	(8)
JPY/USD	CIT	06/19/19	JPY	67,186	610	3
MXN/USD	CIT	06/19/19	MXN	11,748	600	(6)
MXN/USD	CIT	06/19/19	MXN	13,681	698	1
NOK/USD	CIT	06/19/19	NOK	56,915	6,622	(59)
NOK/USD	CIT	06/19/19	NOK	11,085	1,290	3
NZD/USD	CIT	06/19/19	NZD	1,412	964	(10)
NZD/USD	CIT	06/19/19	NZD	1,212	828	2
PHP/USD	CIT	06/19/19	PHP	123,838	2,342	(23)
PHP/USD	CIT	06/19/19	PHP	16,742	316	—
PLN/USD	CIT	06/19/19	PLN	68,651	17,922	(186)
PLN/USD	CIT	06/19/19	PLN	1,721	449	—
SEK/USD	CIT	06/19/19	SEK	78,560	8,503	(76)
SEK/USD	CIT	06/19/19	SEK	13,611	1,473	3
SGD/USD	CIT	06/19/19	SGD	3,968	2,932	(11)
SGD/USD	CIT	06/19/19	SGD	1,579	1,168	1
TWD/USD	CIT	06/19/19	TWD	91,461	2,984	6
USD/AUD	CIT	06/19/19	AUD	(3,612)	(2,568)	(12)
USD/AUD	CIT	06/19/19	AUD	(5,058)	(3,597)	24
USD/BRL	CIT	06/19/19	BRL	(15,049)	(3,827)	116
USD/CAD	CIT	06/19/19	CAD	(215)	(164)	—
USD/CHF	CIT	06/19/19	CHF	(361)	(365)	(3)
USD/CHF	CIT	06/19/19	CHF	(114)	(114)	—
USD/CLP	CIT	06/19/19	CLP	(354,963)	(523)	8
USD/COP	CIT	06/19/19	COP	(706,206)	(224)	2
USD/EUR	CIT	06/19/19	EUR	(51,094)	(57,690)	729
USD/GBP	CIT	06/19/19	GBP	(834)	(1,088)	9
USD/HKD	CIT	06/19/19	HKD	(3,277)	(418)	—
USD/HUF	CIT	06/19/19	HUF	(409,502)	(1,437)	11
USD/IDR	CIT	06/19/19	IDR	(2,932,825)	(204)	(2)
USD/IDR	CIT	06/19/19	IDR	(6,734,120)	(469)	—
USD/ILS	CIT	06/19/19	ILS	(781)	(215)	—
USD/INR	CIT	06/19/19	INR	(6,375)	(91)	(2)
USD/INR	CIT	06/19/19	INR	(8,741)	(125)	—
USD/JPY	CIT	06/19/19	JPY	(2,964,691)	(26,918)	(138)
USD/JPY	CIT	06/19/19	JPY	(130,081)	(1,181)	—
USD/KRW	CIT	06/19/19	KRW	(1,943,802)	(1,717)	(1)
USD/KRW	CIT	06/19/19	KRW	(29,489,325)	(26,048)	165
USD/MXN	CIT	06/19/19	MXN	(4,759)	(242)	(2)
USD/MXN	CIT	06/19/19	MXN	(7,487)	(382)	1
USD/NOK	CIT	06/19/19	NOK	(32,712)	(3,805)	(39)
USD/NOK	CIT	06/19/19	NOK	(23,309)	(2,709)	11
USD/NZD	CIT	06/19/19	NZD	(608)	(414)	4
USD/PHP	CIT	06/19/19	PHP	(20,029)	(379)	(3)
USD/PHP	CIT	06/19/19	PHP	(15,950)	(304)	—
USD/PLN	CIT	06/19/19	PLN	(2,333)	(609)	(1)
USD/PLN	CIT	06/19/19	PLN	(14,127)	(3,689)	28
USD/SEK	CIT	06/19/19	SEK	(90,859)	(9,835)	(36)
USD/SEK	CIT	06/19/19	SEK	(66,211)	(7,167)	42
USD/SGD	CIT	06/19/19	SGD	(1,651)	(1,220)	—
USD/TWD	CIT	06/19/19	TWD	(97,418)	(3,178)	(11)
USD/TWD	CIT	06/19/19	TWD	(82,390)	(2,688)	3
USD/ZAR	CIT	06/19/19	ZAR	(70,148)	(4,811)	(20)
USD/ZAR	CIT	06/19/19	ZAR	(181,035)	(12,416)	99
ZAR/USD	CIT	06/19/19	ZAR	118,371	8,119	(199)
					(51,126)	(91)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Hang Seng China Enterprises Index Future, Expiration April 2019	MLP	04/29/19	HKD	49,003	—	60
Hang Seng Index Future, Expiration April 2019	MLP	04/29/19	HKD	2,858	—	6
Live Cattle Future, Expiration June 2019	MLP	06/07/19		2,202	—	(12)
Bovespa Index Future, Expiration April 2019	MSC	04/17/19	BRL	7,310	—	(38)
Hang Seng China Enterprises Index Future, Expiration April 2019	MSC	04/29/19	HKD	562	—	1
Swiss Market Index Future, Expiration June 2019	MSC	06/21/19	CHF	1,830	—	30
					—	47
Total return swap agreements - paying return
FUTURES
Coffee 'C' Future, Expiration May 2019	CGM	05/31/19		(742)	—	33
Corn Future, Expiration May 2019	CGM	05/16/19		(3,906)	—	252
Cotton No. 2 Future, Expiration May 2019	CGM	05/22/19		(616)	—	(44)
Soybean Future, Expiration May 2019	CGM	05/16/19		(3,937)	—	90
Soybean Meal Future, Expiration May 2019	CGM	05/16/19		(1,618)	—	24
Soybean Oil Future, Expiration May 2019	CGM	05/23/19		(785)	—	37
Wheat Future, Expiration May 2019	CGM	05/16/19		(1,592)	—	13
Coffee 'C' Future, Expiration May 2019	MLP	05/31/19		(1,419)	—	108
Corn Future, Expiration May 2019	MLP	05/16/19		(1,637)	—	104
Soybean Meal Future, Expiration May 2019	MLP	05/16/19		(3,640)	—	23
Wheat Future, Expiration May 2019	MLP	05/16/19		(954)	—	16
					—	656

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 55.7%
Communication Services 7.9%
Advanced Info Service PCL	294	1,706
Alphabet Inc. - Class A (b)	—	567
Alphabet Inc. - Class C (b) (c)	44	51,387
America Movil SAB de CV - Class L (d)	434	310
AT&T Inc.	2	53
Baidu.com - Class A - ADR (b)	2	297
Cellnex Telecom SAU	575	16,893
Charter Communications Inc. - Class A (b) (c)	74	25,539
China Communication Services Corp. Ltd. - Class H	70	62
China Mobile Ltd.	47	479
Chunghwa Telecom Co. Ltd.	2,214	7,857
Comcast Corp. - Class A (c) (e)	1,015	40,573
Facebook Inc. - Class A (b)	80	13,407
Far EasTone Telecommunications Co. Ltd.	1,341	3,232
HKT Trust	745	1,198
i-Cable Communications Ltd. (b)	135	2
Intouch Holdings PCL	789	1,429
KDDI Corp.	63	1,364
Liberty Broadband Corp. - Class A (b)	23	2,081
Liberty Broadband Corp. - Class C (b)	96	8,807
Liberty Global Plc - Class A (b)	297	7,396
Liberty Global Plc - Class C (b)	9	209
Liberty SiriusXM Group - Class A (b)	80	3,058
Liberty SiriusXM Group - Class C (b)	134	5,132
Nippon Telegraph & Telephone Corp.	28	1,185
Nippon Television Holdings Inc.	81	1,220
Omnicom Group Inc.	18	1,324
Publicis Groupe SA	5	276
Sina Corp. (b)	3	149
Singapore Telecommunications Ltd.	572	1,277
SK Telecom Co. Ltd.	6	1,337
Taiwan Mobile Co. Ltd.	1,070	3,869
Telecom Italia SpA	443	252
Telecom Italia SpA (b)	5,225	3,256
Tencent Holdings Ltd.	415	19,176
Tencent Music Entertainment Group - Class A - ADR (b) (d)	3	57
Tim Participacoes SA	12	37
TV Asahi Holdings Corp.	59	1,036
VeriSign Inc. (b)	3	491
Verizon Communications Inc. (c)	452	26,754
Vivendi SA	1	15
Vodafone Group Plc	11,985	21,834
Walt Disney Co.	4	424
Yahoo! Japan Corp.	31	77
Zynga Inc. - Class A (b)	1,747	9,313
		286,397
Consumer Discretionary 5.2%
Adidas AG	2	409
Alibaba Group Holding Ltd. - ADS (b)	44	7,973
Amazon.com Inc. (b)	17	31,124
BAIC Motor Corp. Ltd. - Class H	16	10
Berkeley Group Holdings Plc	25	1,183
Booking Holdings Inc. (b)	—	457
Canon Marketing Japan Inc.	33	649
Carnival Plc	8	419
Cheng Shin Rubber Industry Co. Ltd.	467	636
Compagnie Generale des Etablissements Michelin	1	103
Coway Co. Ltd.	15	1,279
Denso Corp.	265	10,348
Dollar Tree Inc. (b) (c)	169	17,757
Dongfeng Motor Group Co. Ltd. - Class H	54	54
eBay Inc.	9	321
Exedy Corp.	24	527
Expedia Group Inc.	4	476
Fiat Chrysler Automobiles NV (b)	9	130
General Motors Co.	9	343
Genting International Plc	482	371
Hero Motocorp Ltd.	33	1,229
Home Depot Inc.	3	530
	Shares/Par[1]	Value ($)
Jawbone Health Hub Inc. (b) (f) (g)	98	—
Kering SA	1	693
Kingfisher Plc	2,885	8,829
Kohl's Corp.	4	284
Koito Manufacturing Co. Ltd.	194	10,976
Lear Corp.	1	184
LG Electronics Inc.	6	375
Lowe's Cos. Inc.	22	2,405
Maruti Suzuki India Ltd.	37	3,576
McDonald's Corp.	2	465
Mitsubishi Motors Corp.	5	28
MultiChoice Group Ltd. (b)	—	1
New Oriental Education & Technology Group - ADR (b)	55	4,996
Nike Inc. - Class B	8	708
Panasonic Corp.	15	126
PVH Corp.	2	281
RAI Way SpA	729	3,770
Ross Stores Inc.	4	369
Royal Caribbean Cruises Ltd.	5	570
Sands China Ltd.	4	20
Shimamura Co. Ltd.	7	583
Sodexo SA	143	15,781
Sony Corp.	15	634
Stanley Electric Co. Ltd.	21	568
Starbucks Corp.	10	755
Subaru Corp. NPV	595	13,568
Suzuki Motor Corp.	363	16,041
TAL Education Group - ADS (b)	134	4,826
Target Corp.	4	329
Toyota Industries Corp.	184	9,238
VF Corp.	3	262
WPP Plc	1	6
Wyndham Destinations Inc.	6	258
Yum China Holdings Inc.	33	1,499
Yum! Brands Inc.	5	497
ZOZO Inc. (d)	410	7,715
		187,544
Consumer Staples 4.6%
AEON Co. Ltd.	6	132
Ajinomoto Co. Inc.	708	11,316
Altria Group Inc.	354	20,327
Angel Yeast Co. Ltd. - Class A	406	1,641
Anheuser-Busch InBev NV	1	51
Carlsberg A/S - Class B	5	618
China Resources Enterprise Ltd.	32	136
Colgate-Palmolive Co.	352	24,116
Compania Cervecerias Unidas SA - ADR	25	732
Costco Wholesale Corp.	2	403
Danone SA	385	29,653
Diageo Plc	2	93
E-Mart Co. Ltd.	1	173
Estee Lauder Cos. Inc. - Class A	—	28
Jeronimo Martins SGPS SA	62	919
Jiangsu Siyang Yanghe Vintage Co. Ltd. - Class A	73	1,421
Koninklijke Ahold NV	9	233
Kroger Co.	2	45
KT&G Corp.	98	8,960
Kweichow Moutai Co. Ltd. - Class A	42	5,352
L'Oreal SA	—	98
Luzhou Lao Jiao Vintage Co. Ltd. - Class A	120	1,190
Mondelez International Inc. - Class A	22	1,120
Monster Beverage Corp. (b)	1	45
Nestle India Ltd.	—	8
Nestle SA	332	31,643
PepsiCo Inc.	15	1,820
Philip Morris International Inc.	178	15,758
Procter & Gamble Co.	8	870
Seven & I Holdings Co. Ltd.	18	683
Shiseido Co. Ltd.	4	311
Sysco Corp.	3	225
Tingyi Cayman Islands Holding Corp.	46	76
Tsingtao Brewery Co. Ltd. - Class H	26	123
Unicharm Corp.	4	146
Uni-President Enterprises Corp.	750	1,822

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Walmart Inc.	9	891
Want Want China Holdings Ltd.	1,618	1,346
WH Group Ltd.	261	280
Wuliangye Yibin Co. Ltd. - Class A	88	1,246
		166,050
Energy 6.4%
Anadarko Petroleum Corp. (c)	11	521
Chevron Corp.	7	898
China Petroleum & Chemical Corp. - Class A	292	249
China Petroleum & Chemical Corp. - Class H	732	578
China Shenhua Energy Co. Ltd. - Class H	108	248
CNOOC Ltd.	224	419
Coal India Ltd.	379	1,300
ConocoPhillips Co. (c)	4	282
Devon Energy Corp.	7	210
Enbridge Inc.	485	17,596
ENI SpA	18	312
Equinor ASA	6	131
Exxon Mobil Corp.	479	38,712
Fieldwood Energy Inc. (b) (f) (g) (h)	4	127
Fieldwood Energy Inc. (b) (f) (g) (h)	15	469
Formosa Petrochemical Corp.	231	866
Helmerich & Payne Inc.	5	265
Hindustan Petroleum Corp. Ltd.	33	134
Husky Energy Inc. (b) (d)	1	9
Imperial Oil Ltd. (d)	10	275
Marathon Petroleum Corp.	200	11,940
Occidental Petroleum Corp.	4	248
Oil & Natural Gas Corp. Ltd.	381	880
ONEOK Inc.	259	18,069
Petrobras Distribuidora SA	34	202
PetroChina Co. Ltd. - Class H	84	55
Phillips 66	11	1,032
Reliance Industries Ltd.	880	17,344
Royal Dutch Shell Plc - Class A	953	29,924
Royal Dutch Shell Plc - Class A	15	463
Royal Dutch Shell Plc - Class A - ADR	178	11,131
Royal Dutch Shell Plc - Class B	15	466
Schlumberger Ltd.	23	1,014
S-Oil Corp.	12	979
Suncor Energy Inc.	529	17,157
Thai Oil PCL	452	992
Total SA - ADR (c)	5	300
TransCanada Corp.	410	18,415
Valero Energy Corp.	4	345
Williams Cos. Inc.	1,194	34,298
Yanzhou Coal Mining Co. Ltd. - Class H	116	116
		228,971
Financials 5.5%
ABN AMRO Group NV - CVA	641	14,462
Agricultural Bank of China Ltd. - Class H	223	103
Allianz SE	2	388
Ally Financial Inc.	7	183
Ameriprise Financial Inc.	7	890
B3 SA	1	6
Banco Bilbao Vizcaya Argentaria SA	27	156
Banco Santander Brasil SA	5	61
Bank Central Asia Tbk PT	667	1,300
Bank of America Corp.	22	597
Bank of New York Mellon Corp.	6	311
Barclays Plc	32	65
BB&T Corp.	—	15
Berkshire Hathaway Inc. - Class B (b)	11	2,252
CaixaBank SA	55	173
Capital One Financial Corp.	3	233
Cathay Financial Holding Co. Ltd.	965	1,409
Charles Schwab Corp.	277	11,827
Chubb Ltd.	68	9,568
Citigroup Inc.	87	5,386
Danske Bank A/S	3	45
Deutsche Boerse AG	—	36
Discover Financial Services	5	331
Dropbox Inc. - Class A (b)	482	10,497
Fifth Third Bancorp	14	342
	Shares/Par[1]	Value ($)
Fubon Financial Holding Co. Ltd.	1,155	1,726
Goldman Sachs Group Inc.	5	891
Grupo Financiero Banorte SAB de CV - Class O (d)	5	26
Hana Financial Group Inc.	8	255
Hartford Financial Services Group Inc.	22	1,095
Housing Development Finance Corp.	384	10,942
HSBC Holdings Plc	1,458	11,821
Industrial Bank of Korea	13	158
JPMorgan Chase & Co. (c)	262	26,475
KB Financial Group Inc.	3	125
KeyCorp	1	13
Manulife Financial Corp.	28	471
Marsh & McLennan Cos. Inc.	267	25,078
MetLife Inc.	7	296
Mitsubishi UFJ Financial Group Inc.	44	218
Morgan Stanley	214	9,016
Natixis	27	144
Old Mutual Ltd. (d)	118	179
Progressive Corp.	2	121
Prudential Financial Inc.	3	279
Reinsurance Group of America Inc.	3	386
Shinhan Financial Group Co. Ltd.	13	476
Societe Generale SA	21	620
State Street Corp.	2	145
Sumitomo Mitsui Financial Group Inc. (c)	1	49
SunTrust Banks Inc.	195	11,540
Swiss Re AG	2	159
T&D Holdings Inc.	7	71
Travelers Cos. Inc.	11	1,517
Turkiye Is Bankasi - Class C	13	13
U.S. Bancorp	26	1,242
Unicredit SpA	14	185
United Overseas Bank Ltd.	64	1,182
Wells Fargo & Co.	602	29,079
		196,629
Health Care 7.1%
Abbott Laboratories	16	1,292
AbbVie Inc.	10	819
Agilent Technologies Inc.	1	80
Alfresa Holdings Corp.	38	1,083
Allergan Plc	2	330
Amgen Inc.	6	1,109
Anthem Inc.	113	32,360
Aspen Pharmacare Holdings Ltd.	10	66
Astellas Pharma Inc.	529	7,946
Baxter International Inc.	15	1,189
Bayer AG	166	10,728
Biogen Inc. (b)	27	6,326
Bristol-Myers Squibb Co.	14	668
Cardinal Health Inc.	5	227
CVS Health Corp. (c)	293	15,827
DaVita Inc. (b)	190	10,337
Edwards Lifesciences Corp. (b)	2	293
Eisai Co. Ltd.	2	84
Fresenius SE & Co. KGaA	230	12,847
Gilead Sciences Inc.	231	15,022
GlaxoSmithKline Plc	26	543
GW Pharmaceuticals Plc - ADS (b) (d)	13	2,201
HCA Inc.	74	9,587
Hoya Corp.	172	11,398
Humana Inc.	1	385
Illumina Inc. (b)	1	306
Intuitive Surgical Inc. (b)	—	155
Johnson & Johnson (c)	301	42,118
kyowa Hakko Kirin Co. Ltd.	5	116
McKesson Corp.	3	382
Medipal Holdings Corp.	44	1,041
Medtronic Plc	6	573
Merck & Co. Inc.	22	1,822
Mitsubishi Tanabe Pharma Corp.	2	28
Mylan NV (b)	6	162
NMC Health Plc	249	7,415
Notre Dame Intermedica Participacoes SA	929	7,766
Novo Nordisk A/S - Class B (d)	68	3,577

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Olympus Corp.	374	4,056
Ono Pharmaceutical Co. Ltd.	13	255
Otsuka Holdings Co. Ltd.	4	161
Pfizer Inc.	574	24,373
Roche Holding AG	1	175
Sanofi SA	38	3,353
Shionogi & Co. Ltd.	1	50
Stryker Corp.	7	1,388
Suzuken Co. Ltd.	18	1,032
Sysmex Corp.	5	291
Takeda Pharmaceutical Co. Ltd.	2	81
Thermo Fisher Scientific Inc.	5	1,364
UnitedHealth Group Inc.	37	9,252
Zoetis Inc. - Class A	3	310
		254,349
Industrials 6.5%
American Airlines Group Inc.	7	222
Asahi Glass Co. Ltd.	—	7
Azul SA - ADR (b)	368	10,742
Beijing Capital International Airport Co. Ltd. - Class H	536	511
Beijing Enterprises Holdings Ltd.	33	187
Boeing Co.	3	1,134
C.H. Robinson Worldwide Inc.	15	1,279
Canadian National Railway Co.	4	318
Canadian Pacific Railway Ltd.	1	308
Caterpillar Inc.	2	338
Cie de Saint-Gobain	39	1,434
ComfortDelgro Corp. Ltd.	725	1,378
Country Garden Services Holdings Co. Ltd. (b)	27	51
CSX Corp.	15	1,152
Cummins Inc.	1	200
Daikin Industries Ltd.	50	5,824
Daqin Railway Co. Ltd. - Class A	8	10
Dassault Aviation SA	4	5,690
Delta Air Lines Inc.	5	235
Doosan Bobcat Inc.	17	467
Dover Corp.	134	12,593
East Japan Railway Co.	203	19,565
Eaton Corp. Plc	3	266
Eiffage SA	27	2,629
Emerson Electric Co.	244	16,738
Experian Plc	3	89
Fortune Brands Home & Security Inc.	12	575
Fosun International Ltd.	182	310
General Electric Co.	23	234
GS Yuasa Corp.	45	882
Hino Motors Ltd.	61	514
Japan Airlines Co. Ltd.	516	18,164
Jardine Matheson Holdings Ltd.	35	2,200
Jiangsu Expressway Co. Ltd. - Class H	12	17
Kajima Corp.	2	28
Kamigumi Co. Ltd.	33	753
KAR Auction Services Inc.	126	6,472
Kinden Corp.	130	2,154
Knorr-Bremse AG (b)	116	11,578
Koninklijke Philips Electronics NV	656	26,775
Kyudenko Corp.	18	555
Lockheed Martin Corp.	—	38
Mabuchi Motor Co. Ltd. (d)	36	1,245
Maeda Road Construction Co. Ltd.	33	645
Malaysia Airports Holdings Bhd	275	487
Masco Corp.	29	1,135
Mitsubishi Electric Corp.	808	10,382
Mitsubishi Heavy Industries Ltd.	6	266
Mitsui & Co. Ltd.	6	96
Nichias Corp.	37	739
Nippo Corp.	31	573
Norfolk Southern Corp.	3	539
Northrop Grumman Systems Corp.	1	351
Okumura Corp.	40	1,260
Raytheon Co. (c)	123	22,340
Rockwell Automation Inc.	2	318
Rolls-Royce Holdings Plc (b)	11	124
Safran SA	113	15,544
	Shares/Par[1]	Value ($)
Sandvik AB	10	162
Sany Heavy Industry Co. Ltd. - Class A	49	94
Seino Holdings Corp.	46	613
Toda Corp.	169	1,036
Toshiba Corp.	13	407
Union Pacific Corp.	4	670
United Continental Holdings Inc. (b)	5	430
United Parcel Service Inc. - Class B	1	116
United Technologies Corp.	155	20,006
Waste Management Inc.	2	214
Zhejiang Expressway Co. Ltd. - Class H	118	135
		234,543
Information Technology 5.1%
Accenture Plc - Class A	4	701
Adobe Inc. (b)	4	951
Adyen NV (b)	—	129
Alliance Data Systems Corp.	1	153
ALPS Alpine Co. Ltd.	20	422
Apple Inc. (c)	225	42,756
ASML Holding NV	3	489
Autodesk Inc. (b)	2	354
Automatic Data Processing Inc.	2	294
Broadcom Inc.	—	10
Cisco Systems Inc.	26	1,401
Cloudera Inc. (b)	568	6,217
Cognizant Technology Solutions Corp. - Class A	3	199
Corning Inc.	18	584
Dell Technologies Inc. - Class C (b)	—	14
Domo Inc. (b)	159	6,414
DXC Technology Co.	9	582
Fidelity National Information Services Inc.	3	328
FleetCor Technologies Inc. (b)	77	18,979
Fujitsu Ltd.	1	58
Global Payments Inc.	7	988
Globalwafers Co. Ltd.	10	99
HCL Technologies Ltd.	16	245
Hewlett Packard Enterprise Co.	21	330
Hitachi Ltd.	20	654
Hon Hai Precision Industry Co. Ltd.	577	1,382
HP Inc.	8	161
Infosys Ltd.	14	153
Intel Corp.	24	1,263
International Business Machines Corp.	6	806
Intuit Inc.	5	1,221
Japan Aviation Electronics Industry Ltd.	65	903
Keyence Corp.	2	1,249
KLA-Tencor Corp.	3	398
Lookout Inc. (b) (f) (g)	21	—
Mastercard Inc. - Class A	6	1,375
MediaTek Inc.	14	129
Micron Technology Inc. (b)	8	312
Microsoft Corp. (c)	305	35,914
Murata Manufacturing Co. Ltd.	210	10,500
NCSoft Corp.	3	1,115
Nokia Oyj	54	308
NXP Semiconductors NV	6	550
Oracle Corp.	101	5,425
Oracle Corp. Japan	3	215
Paychex Inc.	6	445
PayPal Holdings Inc. (b)	5	491
QUALCOMM Inc.	201	11,440
Rohm Co. Ltd.	71	4,430
Samsung Electro-Mechanics Co. Ltd.	—	15
Samsung Electronics Co. Ltd.	12	471
Samsung SDS Co. Ltd.	1	123
SAP SE	4	407
Symantec Corp.	12	268
Taiwan Semiconductor Manufacturing Co. Ltd.	707	5,655
Tata Consultancy Services Ltd.	6	167
Telefonaktiebolaget LM Ericsson - Class B	25	230
Visa Inc. - Class A	10	1,558
VMware Inc. - Class A	4	775
Western Digital Corp.	233	11,183
		184,388

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Materials 3.1%
Air Products & Chemicals Inc.	133	25,400
Angang Steel Co. Ltd.	86	63
Anhui Conch Cement Co. Ltd. - Class A	14	80
Anhui Conch Cement Co. Ltd. - Class H	41	255
BHP Group Plc	2	60
Cemex SAB de CV - Series A (b)	100	47
China Hongqiao Group Ltd.	115	87
China Resources Cement Holdings Ltd.	312	323
Daicel Corp.	133	1,448
Dowa Holdings Co. Ltd. (d)	19	625
DowDuPont Inc.	232	12,349
Evonik Industries AG	12	332
Formosa Chemicals & Fibre Corp.	302	1,098
Formosa Plastics Corp.	343	1,220
Glencore Plc	78	324
Goldcorp Inc. (d)	2	25
Hitachi Chemical Co. Ltd. (d)	47	1,030
Huntsman Corp.	9	196
JFE Holdings Inc.	4	70
Kumba Iron Ore Ltd.	1	15
Kuraray Co. Ltd.	50	635
LG Chem Ltd.	5	1,682
Nan Ya Plastics Corp.	430	1,101
Newcrest Mining Ltd.	324	5,858
Newmont Mining Corp.	298	10,671
Nitto Denko Corp.	98	5,133
Nutrien Ltd. (d)	6	298
Packaging Corp. of America	3	317
POSCO	6	1,424
PTT Global Chemical PCL	662	1,404
Quintis Pty Ltd. (b) (f) (g) (h)	3,771	1,900
Rio Tinto Ltd.	2	165
Shin-Etsu Chemical Co. Ltd.	157	13,205
Siam Cement PCL	97	1,482
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	570	272
Southern Copper Corp.	7	271
Sumitomo Chemical Co. Ltd.	53	249
Teck Resources Ltd. - Class B	13	304
Toagosei Co. Ltd.	104	1,104
Tokyo Steel Manufacturing Co. Ltd. (d)	173	1,504
Toray Industries Inc. (d)	780	4,980
Ube Industries Ltd.	274	5,628
Vale SA	2	27
Wheaton Precious Metals Corp.	256	6,093
Yamato Kogyo Co. Ltd.	25	685
Zijin Mining Group Co. Ltd. - Class A	29	15
Zijin Mining Group Co. Ltd. - Class H	394	163
		111,617
Real Estate 2.2%
Agile Property Holdings Ltd.	120	195
American Tower Corp.	6	1,101
CapitaLand Ltd.	5,570	15,028
CK Asset Holdings Ltd.	7	62
Country Garden Holdings Co. Ltd.	55	86
Daiwa House Industry Co. Ltd.	3	89
Dragon Delight Holdings Co. Ltd.	10	17
Equinix Inc.	28	12,739
Equity Residential Properties Inc.	137	10,349
Hang Lung Properties Ltd.	870	2,127
Hongkong Land Holdings Ltd.	52	367
Hysan Development Co. Ltd.	36	193
Link REIT	129	1,516
Mitsubishi Estate Co. Ltd.	76	1,378
Sino Land Co.	484	938
Stockland	94	256
Sun Hung Kai Properties Ltd.	1,025	17,614
Swire Pacific Ltd. - Class A	99	1,278
Unibail-Rodamco SE (d)	40	6,531
Vonovia SE	19	993
Vornado Realty Trust	9	579
Welltower Inc.	41	3,144
Weyerhaeuser Co.	62	1,639
	Shares/Par[1]	Value ($)
Wharf Real Estate Investment Co. Ltd.	164	1,223
		79,442
Utilities 2.1%
AES Corp.	17	301
AGL Energy Ltd.	36	563
American Electric Power Co. Inc.	—	6
American Water Works Co. Inc.	18	1,916
CenterPoint Energy Inc.	7	207
CEZ A/S	61	1,432
CGN Power Co. Ltd.	101	28
China Longyuan Power Group Corp. - Class H	11	8
China Resources Gas Group Ltd.	34	160
China Resources Power Holdings Co. Ltd.	4	6
CK Infrastructure Holdings Ltd.	207	1,701
CLP Holdings Ltd.	153	1,774
CMS Energy Corp.	34	1,894
Enel SpA	1,453	9,321
Engie SA	19	290
Eversource Energy	26	1,818
Exelon Corp.	25	1,248
FirstEnergy Corp.	46	1,895
National Grid Plc	40	437
NextEra Energy Inc.	107	20,699
NextEra Energy Partners LP (d)	120	5,586
NRG Energy Inc.	7	292
Power Assets Holdings Ltd.	67	465
Sempra Energy	65	8,156
Snam Rete Gas SpA	112	575
SSE Plc	5	76
Tokyo Gas Co. Ltd.	471	12,723
Vistra Energy Corp.	71	1,840
Xcel Energy Inc.	37	2,082
		77,499
Total Common Stocks (cost $1,863,506)		2,007,429
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII	122	3,350
GMAC Capital Trust I	131	3,400
Total Trust Preferreds (cost $6,753)		6,750
PREFERRED STOCKS 1.3%
Communication Services 0.4%
Grupo Televisa SAB (i)	6	14
Uber Technologies Inc. (b) (f) (g) (h)	303	15,575
		15,589
Consumer Staples 0.3%
Henkel AG & Co. KGaA (i)	93	9,480
Financials 0.4%
Itau Unibanco Holding SA (i)	177	1,547
Mandatory Exchangeable Trust (i) (j)	53	10,770
Wells Fargo & Co. - Series L, 7.50% (d) (i) (k)	1	1,466
		13,783
Health Care 0.1%
Grand Rounds Inc. - Series C (b) (f) (g) (h)	639	1,629
Information Technology 0.1%
Lookout Inc. - Series F (b) (f) (g) (h)	284	1,620
Palantir Technologies Inc. - Series I (b) (f) (g) (h)	512	3,254
Samsung Electronics Co. Ltd.	8	269
		5,143
Materials 0.0%
Braskem SA - Series A	8	100
Total Preferred Stocks (cost $30,546)		45,724
CORPORATE BONDS AND NOTES 5.4%
Communication Services 0.4%
Baidu Inc.
4.38%, 05/14/24	1,885	1,958
Comcast Corp.
3.70%, 04/15/24	5,069	5,232
Hughes Satellite Systems Corp.
7.63%, 06/15/21	444	478

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24 (j)	741	771
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (j) (k)	2,011	2,046
Verizon Communications Inc.
3.50%, 11/01/24	2,845	2,911
		13,396
Consumer Discretionary 0.2%
eBay Inc.
2.75%, 01/30/23	1,373	1,355
McDonald's Corp.
3.35%, 04/01/23	1,624	1,657
Starbucks Corp.
3.10%, 03/01/23 (d)	2,565	2,588
Walgreen Co.
3.10%, 09/15/22	2,612	2,627
		8,227
Consumer Staples 0.2%
Altria Group Inc.
3.49%, 02/14/22	705	716
3.80%, 02/14/24	1,455	1,481
4.40%, 02/14/26	2,287	2,355
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (i) (l)	100	1
Danone SA
2.59%, 11/02/23 (j)	2,720	2,668
Edgewell Personal Care Co.
4.70%, 05/19/21	232	236
Philip Morris International Inc.
3.60%, 11/15/23	1,026	1,056
REI Agro Ltd.
0.00%, 11/13/14 (b) (g) (i) (l)	628	—
0.00%, 11/13/14 (b) (i) (j) (l)	185	—
		8,513
Energy 0.3%
BP Capital Markets America Inc.
3.79%, 02/06/24 (e)	2,123	2,203
Energy Transfer Partners LP
4.05%, 03/15/25	788	800
Enterprise Products Operating LLC
3.35%, 03/15/23	3,510	3,563
3.90%, 02/15/24	824	856
3.75%, 02/15/25	781	806
Williams Cos. Inc.
3.70%, 01/15/23	2,062	2,099
4.55%, 06/24/24	1,189	1,251
		11,578
Financials 2.2%
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (k)	1,735	1,724
3.70%, 08/03/23	5,478	5,611
Bank of America Corp.
3.30%, 01/11/23	2,630	2,663
4.13%, 01/22/24	2,310	2,417
3.86%, 07/23/24	580	595
4.00%, 01/22/25	1,406	1,433
Capital One Financial Corp.
3.20%, 01/30/23	1,841	1,844
3.30%, 10/30/24	1,353	1,339
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (d) (k)	5,753	5,810
5.95%, (callable at 100 beginning 08/15/20) (k)	2,330	2,361
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	2,717	2,738
2.91%, 06/05/23	2,559	2,530
3.63%, 02/20/24	2,983	3,015
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (i) (k)	4,895	4,968
3.26%, 03/13/23 (m)	2,534	2,539
3.80%, 03/11/25 (i)	1,460	1,481
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (i) (k)	1,240	1,231
	Shares/Par[1]	Value ($)
4.10%, 10/02/23 (i)	3,700	3,805
Lloyds Bank Plc
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,735	6,041
Marsh & McLennan Companies Inc.
3.88%, 03/15/24	1,466	1,520
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	1,917	1,924
Prudential Financial Inc.
5.88%, 09/15/42 (m)	1,461	1,546
5.63%, 06/15/43 (m)	970	1,010
Sumitomo Mitsui Financial Group Inc.
3.94%, 10/16/23	7,869	8,172
UBS Group AG
4.13%, 09/24/25 (j)	1,605	1,658
USB Capital IX
3.81%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 05/13/19) (k) (m)	695	546
Wells Fargo & Co.
3.07%, 01/24/23	511	512
3.75%, 01/24/24	1,639	1,689
Wells Fargo Bank NA
3.55%, 08/14/23	4,446	4,541
		77,263
Health Care 0.9%
Actavis Funding SCS
3.45%, 03/15/22	2,430	2,453
Becton Dickinson & Co.
3.13%, 11/08/21	2,550	2,559
2.89%, 06/06/22	3,605	3,587
3.36%, 06/06/24	1,120	1,122
Bio City Development Co. BV
0.00%, 07/06/18 (b) (f) (g) (h) (i) (l)	600	110
CVS Health Corp.
3.70%, 03/09/23	7,865	7,986
Forest Laboratories Inc.
5.00%, 12/15/21 (j)	1,235	1,286
Gilead Sciences Inc.
3.25%, 09/01/22	2,560	2,609
3.70%, 04/01/24	2,832	2,926
Halfmoon Parent Inc.
3.40%, 09/17/21 (j)	3,471	3,508
3.75%, 07/15/23 (j)	2,955	3,030
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20 (j)	1,945	1,973
		33,149
Industrials 0.3%
Inversiones Alsacia SA
0.00%, 04/22/21 (b) (g) (h) (l)	2,290	66
Northrop Grumman Corp.
2.55%, 10/15/22	2,558	2,532
TransDigm Inc.
6.25%, 03/15/26 (j)	6,581	6,825
		9,423
Information Technology 0.5%
Apple Inc.
3.35%, 02/09/27	4,470	4,559
3.20%, 05/11/27	4,295	4,333
Broadcom Inc.
3.13%, 04/15/21 (j)	4,295	4,290
QUALCOMM Inc.
2.60%, 01/30/23	1,289	1,274
2.90%, 05/20/24	3,333	3,279
		17,735
Materials 0.2%
Quintis Pty Ltd.
8.00%, 10/01/26 (d) (f) (j) (n)	397	397
12.00%, 10/01/28 (d) (f) (j) (n)	7,352	7,352
		7,749
Real Estate 0.1%
AvalonBay Communities Inc.
3.50%, 11/15/24	549	562

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (j)	2,750	2,014
Simon Property Group LP
2.75%, 06/01/23	1,024	1,022
		3,598
Utilities 0.1%
NextEra Energy Capital Holdings Inc.
2.90%, 04/01/22	2,350	2,352
Vistra Operations Co. LLC
5.63%, 02/15/27 (j)	2,278	2,369
		4,721
Total Corporate Bonds And Notes (cost $195,430)		195,352
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 4.24%, (3M LIBOR + 1.75%), 10/25/23 (m)	3,342	3,334
Energy 0.0%
Fieldwood Energy LLC
Term Loan, 7.74%, (3M LIBOR + 5.25%), 04/11/22 (m)	486	466
2nd Lien Term Loan, 9.74%, (1M LIBOR + 7.25%), 04/11/23 (m)	656	554
		1,020
Total Senior Loan Interests (cost $4,486)		4,354
GOVERNMENT AND AGENCY OBLIGATIONS 27.0%
Sovereign 2.0%
Argentina Republic Government International Bond
3.38%, 01/15/23, EUR	3,046	2,726
6.88%, 01/26/27	10,744	8,649
5.88%, 01/11/28 (d)	14,643	11,202
5.25%, 01/15/28, EUR	517	425
2.37%, 12/31/33, EUR (n)	6,189	6,001
Australia Government Bond
3.00%, 03/21/47, AUD (g)	10,915	8,680
Bundesrepublik Deutschland
0.50%, 02/15/28, EUR (g)	24,168	28,717
Canada Government Bond
0.75%, 03/01/21, CAD	8,572	6,323
		72,723
Treasury Inflation Indexed Securities 1.0%
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/23 (o)	32,872	33,118
U.S. Treasury Securities 24.0%
U.S. Treasury Note
1.50%, 11/30/19 (p)	8,325	8,273
2.63%, 12/31/23	79,694	81,089
2.50%, 01/31/24	180,838	183,042
2.38%, 02/29/24 (e)	115,214	116,042
2.13%, 03/31/24 (q)	67,265	66,929
3.00%, 10/31/25 (e)	56,746	59,140
2.88%, 09/30/23 - 11/30/25	230,406	236,838
2.63%, 01/31/26 (e)	111,382	113,592
		864,945
Total Government And Agency Obligations (cost $957,867)		970,786
INVESTMENT COMPANIES 1.4%
iShares Gold Trust Fund (b) (p) (r)	2,941	36,410
SPDR Gold Trust ETF (b) (e) (p)	103	12,610
Total Investment Companies (cost $51,303)		49,020
SHORT TERM INVESTMENTS 8.6%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (r) (s)	14,838	14,838
Treasury Securities 8.2%
Japan Treasury Bill
-0.26%, 04/04/19, JPY (t)	2,943,100	26,557
	Shares/Par[1]	Value ($)
-0.19%, 04/22/19, JPY (t)	1,945,950	17,561
-0.28%, 05/09/19, JPY (t)	2,335,200	21,075
-0.27%, 05/13/19, JPY (t)	2,315,600	20,897
-0.25%, 05/20/19, JPY (t)	2,317,100	20,913
-0.21%, 05/27/19, JPY (t)	2,328,150	21,014
U.S. Treasury Bill
2.39%, 04/02/19 - 04/25/19 (t)	34,000	33,952
2.44%, 04/09/19 (t)	20,000	19,989
2.42%, 04/11/19 (t)	18,000	17,987
2.46%, 04/18/19 (t)	15,000	14,982
2.43%, 04/16/19 - 05/02/19 (t)	82,000	81,861
		296,788
Total Short Term Investments (cost $312,966)		311,626
Total Investments 99.7% (cost $3,422,857)		3,591,041
Total Securities Sold Short (0.6)% (proceeds $20,357)		(19,947)
Total Purchased Options 0.2% (cost $18,697)		6,366
Other Derivative Instruments (0.3)%		(12,392)
Other Assets and Liabilities, Net 1.0%		36,038
Total Net Assets 100.0%		3,601,106

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Convertible security.

(j) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $50,957 and 1.4%, respectively.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) All or a portion of the security is held in the respective subsidiary.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $66,898.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(t) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.6%)
COMMON STOCKS (0.6%)
Communication Services (0.0%)
Activision Blizzard Inc.	(1)	(55)
BT Group Plc	(47)	(137)
DISH Network Corp. - Class A	(2)	(68)
Electronic Arts Inc.	(2)	(193)
iQiyi Inc. - ADS	(10)	(244)
LINE Corp.	(5)	(162)
SoftBank Group Corp.	—	(4)
SoftBank Group Corp.	—	(29)
Swisscom AG	—	(84)
		(976)
Consumer Discretionary (0.1%)
Aptiv Plc	(2)	(156)
Brilliance China Automotive Holdings Ltd.	(286)	(285)
Daimler AG	(8)	(453)
Fast Retailing Co. Ltd.	(1)	(517)
Geely Automobile Holdings Ltd.	(68)	(130)
Great Wall Motor Co. Ltd. - Class H	(241)	(181)
Huazhu Group Ltd. - ADS	(9)	(393)
Sharp Corp.	(1)	(10)
Shenzhou International Group Holdings Ltd.	(14)	(188)
Tesla Inc.	(1)	(301)
Vipshop Holdings Ltd. - ADR	(50)	(398)
Volkswagen AG	(2)	(361)
		(3,373)
Consumer Staples (0.1%)
Brown-Forman Corp. - Class B	(4)	(232)
ConAgra Brands Inc.	(1)	(35)
FamilyMart UNY Holdings Co. Ltd.	(17)	(433)
Hormel Foods Corp.	(6)	(282)
Molson Coors Brewing Co. - Class B	(3)	(153)
Saputo Inc.	(11)	(372)
		(1,507)
Energy (0.0%)
Baker Hughes a GE Co. LLC - Class A	(3)	(84)
Cenovus Energy Inc.	(56)	(487)
Concho Resources Inc.	(1)	(157)
Diamondback Energy Inc.	(1)	(142)
Pembina Pipeline Corp.	(3)	(95)
		(965)
Financials (0.0%)
Svenska Handelsbanken AB - Class A	(3)	(28)
T. Rowe Price Group Inc.	(5)	(509)
		(537)
Health Care (0.0%)
Alibaba Health Information Technology Ltd.	(104)	(121)
AmerisourceBergen Corp.	(1)	(118)
Daiichi Sankyo Co. Ltd.	(2)	(94)
Incyte Corp.	(2)	(164)
	Shares/Par[1]	Value ($)
Regeneron Pharmaceuticals Inc.	(1)	(227)
Wuxi Biologics Cayman Inc.	(35)	(344)
		(1,068)
Industrials (0.1%)
Bollore SA	—	—
Bollore SA	(22)	(100)
China Southern Airlines Co. Ltd. - Class H	(70)	(63)
China State Construction International Holdings Ltd.	(92)	(87)
Deere & Co.	—	(24)
Fortive Corp.	(3)	(261)
Makita Corp.	(2)	(77)
SMC Corp.	(1)	(188)
Transurban Group	(25)	(233)
Zhuzhou CSR Times Electric Co. Ltd. - Class H	(13)	(77)
ZTO Express Cayman Inc. - ADR	(24)	(438)
		(1,548)
Information Technology (0.2%)
AAC Technologies Holdings Inc.	(29)	(170)
Autohome Inc. - Class A -ADR	(2)	(252)
Nvidia Corp.	—	(25)
Square Inc. - Class A	(5)	(343)
Sumco Corp.	(193)	(2,150)
Sunny Optical Technology Group Co. Ltd.	(47)	(569)
Workday Inc. - Class A	(1)	(115)
Worldpay Inc. - Class A	(2)	(248)
Yaskawa Electric Corp.	(94)	(2,959)
		(6,831)
Materials (0.1%)
Barrick Gold Corp.	(3)	(36)
Freeport-McMoRan Inc. - Class B	(26)	(331)
Linde Plc	(2)	(432)
Nippon Paint Co. Ltd.	(12)	(461)
Sherwin-Williams Co.	(1)	(500)
ThyssenKrupp AG	(39)	(543)
		(2,303)
Real Estate (0.0%)
China Evergrande Group	(93)	(310)
Digital Realty Trust Inc.	(2)	(282)
		(592)
Utilities (0.0%)
China Gas Holdings Ltd.	(11)	(40)
Innogy SE	—	(7)
		(47)
Total Common Stocks (proceeds $20,145)		(19,747)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (a)	(1)	(200)
Total Preferred Stocks (proceeds $212)		(200)
Total Securities Sold Short (0.6%) (proceeds $20,357)		(19,947)

(a) Convertible security.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	26,566	9,603	—	—	—	241	36,410	1.0

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Australia Government Bond, 3.00%, 03/21/47	05/25/17	7,554	8,680	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	01/06/12	708	110	—
Bundesrepublik Deutschland, 0.50%, 02/15/28	06/29/18	28,691	28,717	0.8
Fieldwood Energy Inc.	05/16/18	353	469	—
Fieldwood Energy Inc.	05/16/18	149	127	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Grand Rounds Inc. - Series C	04/01/15	1,774	1,629	0.1
Inversiones Alsacia SA, 0.00%, 04/22/21	12/31/14	1,859	66	—
Jawbone Health Hub Inc.	01/31/17	—	—	—
Lookout Inc.	03/05/15	237	—	—
Lookout Inc. - Series F	09/22/14	3,242	1,620	—
Palantir Technologies Inc. - Series I	03/27/14	3,142	3,254	0.1
Quintis Pty Ltd.	11/02/18	1,905	1,900	0.1
REI Agro Ltd., 0.00%, 11/13/14	02/08/12	606	—	—
Uber Technologies Inc.	06/09/14	4,702	15,575	0.4
		54,922	62,147	1.7

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro STOXX 50	(1,312)	June 2019	EUR	(42,026)	(456)	(1,013)
FTSE 100 Index	(1)	June 2019	GBP	(71)	(1)	(1)
NASDAQ 100 E-Mini	(8)	June 2019		(1,158)	(8)	(26)
S&P 500 E-Mini Index	(3)	June 2019		(421)	(3)	(5)
Yen Denominated Nikkei 225	(26)	June 2019	JPY	(274,111)	(6)	(20)
					(474)	(1,065)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Paying	3.20	(S)	10/29/28		91,710	(201)	6,406
6M EURIBOR (S)	Receiving	0.84	(A)	02/15/28	EUR	13,343	16	(627)
6M EURIBOR (S)	Receiving	0.84	(A)	02/15/28	EUR	13,355	16	(628)
6M EURIBOR (S)	Receiving	0.99	(A)	10/29/28	EUR	72,574	104	(4,352)
							(65)	799

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/20/24	(6,178)	410	23	34

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
British Pound versus USD	UBS	Call		1.32	05/15/19	GBP	53,780,300	817

Index Options
Euro Stoxx Bank Index	BCL	Call	EUR	136.97	03/19/21		61,665	42
Euro Stoxx Bank Index	UBS	Call	EUR	134.92	06/18/21		63,580	46
TOPIX Banks Index	BNP	Call	JPY	194.04	03/13/20		3,556,337	12
TOPIX Banks Index	BOA	Call	JPY	191.28	12/13/19		2,633,004	5
TOPIX Banks Index	MSC	Call	JPY	192.04	04/10/20		3,164,627	11
TOPIX Banks Index	MSC	Call	JPY	191.28	12/13/19		4,976,232	9
S&P 500 Index	BCL	Put		2,450.00	04/18/19		12,776	7
S&P 500 Index	GSC	Put		2,775.00	05/17/19		15,295	486
								618
Options on Securities
Alphabet Inc. - Class C	JPM	Call		1,225.00	01/17/20		6,404	510
Anadarko Petroleum Corp.	CSI	Call		67.50	01/17/20		67,341	47
BP Plc	NSI	Call		45.00	01/17/20		315,430	599
BP Plc	UBS	Call		52.00	06/21/19		338,254	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
ConocoPhillips Co.	UBS	Call		75.00	06/21/19	176,716	92
CVS Health Corp.	JPM	Call		78.50	01/17/20	47,369	24
Facebook Inc.	UBS	Call		165.00	09/20/19	105,461	1,600
Halliburton Co.	CIT	Call		50.00	01/17/20	129,663	10
Johnson & Johnson	BOA	Call		155.00	01/17/20	48,028	125
JPMorgan Chase & Co.	CGM	Call		114.50	01/17/20	47,400	109
Jupai Holdings Ltd.	MSC	Call	JPY	4,894.87	12/11/20	110,932	29
Jupai Holdings Ltd.	MSC	Call	JPY	4,816.24	09/11/20	111,041	32
Jupai Holdings Ltd.	MSC	Call	JPY	4,756.33	03/13/20	137,345	27
Occidental Petroleum Corp.	UBS	Call		92.50	06/21/19	157,106	—
Royal Dutch Shell Plc - Class A	UBS	Call		77.00	06/21/19	193,080	—
Schlumberger Ltd.	CSI	Call		45.00	01/17/20	88,040	313
Schlumberger Ltd.	UBS	Call		70.00	01/17/20	108,421	12
SPDR Gold Trust ETF	JPM	Call		125.00	06/28/19	96,948	141
SPDR Gold Trust ETF ‡	JPM	Call		124.00	06/21/19	17,318	29
SPDR Gold Trust ETF ‡	MSC	Call		120.00	05/17/19	57,164	176
SPDR Gold Trust ETF ‡	MSC	Call		128.00	07/19/19	58,108	61
SPDR Gold Trust ETF ‡	SGB	Call		126.00	09/20/19	152,413	370
SPDR Gold Trust ETF ‡	SGB	Call		123.00	04/18/19	105,866	73
SPDR Gold Trust ETF ‡	SGB	Call		124.00	06/21/19	100,646	168
Suncor Energy Inc.	UBS	Call		45.00	06/21/19	228,336	—
Total SA	UBS	Call		70.00	09/20/19	237,909	14
							4,570
Spread Options
Spread between 2-year and 10-year ICE Swap Rates	GSC	Call		0.00	08/27/20	294,058,000	245
Spread between 2-year and 10-year ICE Swap Rates	GSC	Call		0.00	02/27/20	290,815,000	116
							361

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
South African Rand versus USD	MSC	Call	ZAR	15.00	04/11/19	14,432,000	(52)

Index Options
Euro Stoxx Bank Index	BCL	Put	EUR	110.23	03/19/21	41,110	(1,365)
Euro Stoxx Bank Index	UBS	Put	EUR	106.38	06/18/21	41,826	(1,379)
S&P 500 Index	GSC	Call		2,950.00	05/17/19	15,295	(107)
S&P 500 Index	GSC	Put		2,550.00	05/17/19	15,295	(95)
TOPIX Banks Index	BNP	Call	JPY	237.47	03/13/20	3,556,337	—
TOPIX Banks Index	BOA	Call	JPY	221.29	12/13/19	2,633,004	—
TOPIX Banks Index	MSC	Call	JPY	221.29	12/13/19	4,976,232	—
TOPIX Banks Index	MSC	Call	JPY	233.87	04/10/20	3,164,627	—
TOPIX Banks Index	BNP	Put	JPY	155.80	03/13/20	3,556,337	(511)
TOPIX Banks Index	BOA	Put	JPY	156.59	12/13/19	2,633,004	(360)
TOPIX Banks Index	MSC	Put	JPY	156.59	12/13/19	4,976,232	(680)
TOPIX Banks Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(561)
							(5,058)
Options on Securities
Alphabet Inc. - Class C	JPM	Call		1,350.00	01/17/20	6,404	(226)
Alphabet Inc. - Class C	JPM	Put		860.00	01/17/20	6,404	(73)
Anadarko Petroleum Corp.	CSI	Call		76.00	01/17/20	67,341	(21)
Anadarko Petroleum Corp.	CSI	Put		46.00	01/17/20	67,341	(393)
Apple Inc.	UBS	Call		181.25	04/05/19	20,994	(191)
BP Plc	NSI	Put		36.00	01/17/20	315,430	(279)
Charter Communications Inc.	CSI	Call		352.40	04/05/19	10,668	(24)
Comcast Corp.	CGM	Call		37.50	01/17/20	117,715	(536)
Comcast Corp.	NSI	Call		38.32	04/05/19	97,775	(164)
ConocoPhillips Co.	UBS	Call		85.00	06/21/19	176,716	(4)
CVS Health Corp.	JPM	Call		87.50	01/17/20	47,369	(10)
CVS Health Corp.	JPM	Put		56.00	01/17/20	47,369	(329)
Dollar Tree Inc.	MSC	Call		103.80	04/05/19	36,485	(70)
Facebook Inc. - Class A	UBS	Put		155.00	01/17/20	237,242	(2,515)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Halliburton Co.	CIT	Put		35.00	01/17/20	129,663	(895)
Johnson & Johnson	BOA	Call		170.00	01/17/20	48,028	(27)
Johnson & Johnson	BOA	Put		109.00	01/17/20	48,028	(83)
JPMorgan Chase & Co.	CGM	Call		125.50	01/17/20	47,400	(32)
JPMorgan Chase & Co.	CIT	Call		107.41	04/05/19	34,384	—
JPMorgan Chase & Co.	CGM	Put		87.25	01/17/20	47,400	(152)
Jupai Holdings Ltd.	MSC	Call	JPY	5,679.90	03/13/20	137,345	(3)
Jupai Holdings Ltd.	MSC	Put	JPY	3,832.77	03/13/20	137,345	(359)
Jupai Holdings Ltd.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(258)
Jupai Holdings Ltd.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(289)
Microsoft Corp.	CIT	Call		110.49	04/05/19	34,000	(258)
Raytheon Co.	MSC	Call		182.86	04/05/19	20,091	(26)
Schlumberger Ltd.	CSI	Put		33.00	01/17/20	88,040	(100)
Schlumberger Ltd.	UBS	Put		52.50	01/17/20	108,421	(1,147)
SPDR Gold Trust ETF	JPM	Put		119.00	06/28/19	48,474	(40)
SPDR Gold Trust ETF ‡	MSC	Put		120.00	07/19/19	58,108	(76)
SPDR Gold Trust ETF ‡	SGB	Put		118.00	09/20/19	105,517	(129)
Total SA	UBS	Call		75.00	09/20/19	237,909	(3)
Verizon Communications Inc.	NSI	Call		56.15	04/05/19	64,080	(194)
							(8,906)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	04/25/19	EUR	7,712	8,666	(162)
EUR/USD	BOA	05/23/19	EUR	7,827	8,817	(86)
EUR/USD	MSC	06/05/19	EUR	15,790	17,807	(163)
EUR/USD	MSC	06/13/19	EUR	15,746	17,770	(22)
GBP/USD	JPM	04/12/19	GBP	12,145	15,805	257
GBP/USD	BCL	05/16/19	GBP	13,644	17,786	119
GBP/USD	JPM	05/23/19	GBP	7,069	9,219	(11)
JPY/USD	MSC	04/25/19	JPY	1,943,777	17,576	(239)
JPY/USD	GSC	04/26/19	JPY	1,973,823	17,849	(327)
JPY/USD	JPM	05/10/19	JPY	1,957,706	17,722	(243)
JPY/USD	JPM	05/13/19	JPY	1,234,514	11,178	91
JPY/USD	UBS	05/13/19	JPY	1,081,086	9,789	49
JPY/USD	BOA	05/17/19	JPY	3,017,577	27,330	(180)
JPY/USD	BOA	05/20/19	JPY	2,317,100	20,990	(122)
JPY/USD	MSC	05/28/19	JPY	2,328,150	21,102	141
NOK/USD	BCL	05/02/19	NOK	57,413	6,668	(170)
SEK/EUR	JPM	06/20/19	EUR	(15,126)	(17,080)	15
USD/AUD	BOA	04/26/19	AUD	(8,215)	(5,834)	31
USD/AUD	BNP	06/13/19	AUD	(12,019)	(8,543)	(86)
USD/EUR	BOA	05/23/19	EUR	(7,827)	(8,817)	160
USD/INR	CIT	05/28/19	INR	(97,750)	(1,400)	(44)
USD/INR	JPM	05/28/19	INR	(553,920)	(7,934)	(249)
USD/JPY	BNP	04/04/19	JPY	(2,943,100)	(26,561)	685
USD/JPY	GSC	04/22/19	JPY	(1,945,950)	(17,591)	244
USD/JPY	JPM	05/09/19	JPY	(2,335,200)	(21,138)	342
USD/JPY	CIT	05/13/19	JPY	(2,315,600)	(20,967)	394
USD/JPY	JPM	05/20/19	JPY	(2,317,100)	(20,990)	287
USD/JPY	GSC	05/28/19	JPY	(2,328,150)	(21,102)	26
ZAR/USD	BCL	06/14/19	ZAR	154,741	10,620	(112)
					78,737	625

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Nikkei Dividend Future, Expiration April 2021	BNP	04/01/21	JPY	135,800	—	219
Nikkei Dividend Future, Expiration April 2021	BNP	04/01/21	JPY	50,580	—	39
Nikkei Dividend Future, Expiration April 2021	BNP	04/01/21	JPY	68,895	—	121
Nikkei Dividend Future, Expiration April 2022	BNP	04/01/22	JPY	71,730	—	98
Nikkei Dividend Future, Expiration April 2022	BNP	04/01/22	JPY	51,120	—	35
Nikkei Dividend Future, Expiration April 2022	BNP	04/01/22	JPY	137,550	—	207
Nikkei Dividend Future, Expiration April 2022	BNP	04/01/22	JPY	71,550	—	99
S&P 500 Annual Dividend Index Future, Expiration December 2021	BNP	12/17/21		1,287	—	305
S&P 500 Annual Dividend Index Future, Expiration December 2020	GSC	12/18/20		995	—	232
					—	1,355

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
INDEX
Euro STOXX Banks Net Return Index (E)	3M EURIBOR -0.25% (Q)	BNP	04/30/19	EUR	(5,493)	—	159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

‡All or a portion of the derivative instrument is held in the respective subsidiary.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.5%
Australia 7.5%
BHP Group Plc	1,443	34,720
Newcrest Mining Ltd.	482	8,697
OZ Minerals Ltd.	1,158	8,711
		52,128
Belgium 1.8%
Umicore SA (a)	285	12,675
Brazil 3.0%
Vale SA - ADR	1,579	20,626
Canada 24.0%
Barrick Gold Corp.	1,455	19,945
Canadian Natural Resources Ltd.	216	5,931
Curaleaf Holdings Inc. (b)	865	7,903
First Quantum Minerals Ltd.	1,955	22,182
Franco-Nevada Corp.	70	5,262
Great Panther Mining Ltd. (b)	1,344	1,248
Neo Lithium Corp. (b)	5,410	3,484
Nutrien Ltd. (a)	893	47,139
Stelco Holdings Inc. (a)	1,023	12,664
Suncor Energy Inc.	650	21,074
Teck Resources Ltd. - Class B	425	9,854
Wheaton Precious Metals Corp.	435	10,357
		167,043
China 1.3%
CNOOC Ltd.	4,806	8,998
France 5.8%
Total SA	718	39,944
Ghana 0.5%
Kosmos Energy Ltd.	590	3,675
Ireland 4.3%
Glambia Plc	565	11,037
Kerry Group Plc - Class A	109	12,218
Smurfit Kappa Group Plc	237	6,644
		29,899
Netherlands 5.5%
Royal Dutch Shell Plc - Class B	1,206	38,113
Russian Federation 0.7%
Polyus PJSC - GDR	120	4,915
Switzerland 3.4%
Glencore Plc	5,754	23,856
United Kingdom 12.6%
Anglo American Plc	612	16,398
	Shares/Par[1]	Value ($)
BP Plc	5,624	40,898
Cairn Energy Plc (b)	1,260	2,660
Fresnillo Plc	838	9,481
Mondi Plc	426	9,418
Rio Tinto Plc	151	8,763
		87,618
United States of America 28.1%
Albemarle Corp.	85	6,942
Anadarko Petroleum Corp.	115	5,212
Baker Hughes a GE Co. LLC - Class A	111	3,089
CF Industries Holdings Inc.	395	16,134
Concho Resources Inc.	33	3,719
ConocoPhillips Co.	152	10,126
Deere & Co.	53	8,426
Exxon Mobil Corp.	374	30,227
FMC Corp.	222	17,054
Halliburton Co.	163	4,780
Hormel Foods Corp.	239	10,712
Ingredion Inc.	95	9,046
Livent Corp. (b)	208	2,550
Marathon Petroleum Corp.	93	5,583
Newmont Mining Corp.	269	9,639
Packaging Corp. of America	138	13,739
Pioneer Natural Resources Co.	38	5,806
Tractor Supply Co.	107	10,436
Trimble Inc. (b)	263	10,628
Valero Energy Corp.	64	5,444
Williams Cos. Inc.	202	5,797
		195,089
Total Common Stocks (cost $693,570)		684,579
SHORT TERM INVESTMENTS 3.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	7,041	7,041
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	13,603	13,603
Total Short Term Investments (cost $20,644)		20,644
Total Investments 101.5% (cost $714,214)		705,223
Other Assets and Liabilities, Net (1.5)%		(10,316)
Total Net Assets 100.0%		694,907

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.6%
Communication Services 13.0%
Alphabet Inc. - Class A (a)	98	114,810
Electronic Arts Inc. (a)	541	54,937
Facebook Inc. - Class A (a)	245	40,855
IAC/InterActiveCorp. (a)	219	46,021
Netflix Inc. (a)	310	110,667
Tencent Holdings Ltd.	2,102	97,067
		464,357
Consumer Discretionary 16.2%
Alibaba Group Holding Ltd. - ADS (a)	173	31,496
Amazon.com Inc. (a)	181	322,421
Booking Holdings Inc. (a)	11	19,800
Burlington Stores Inc. (a)	116	18,126
Domino's Pizza Inc.	180	46,540
MercadoLibre Inc. (a)	147	74,522
Nike Inc. - Class B	472	39,777
Tesla Inc. (a) (b)	100	27,858
		580,540
Consumer Staples 2.5%
Constellation Brands Inc. - Class A	518	90,743
Financials 3.9%
CME Group Inc.	332	54,698
First Republic Bank	140	14,089
S&P Global Inc.	343	72,318
		141,105
Health Care 17.0%
Align Technology Inc. (a)	275	78,326
Becton Dickinson & Co.	240	60,010
Boston Scientific Corp. (a)	1,800	69,083
Centene Corp. (a)	905	48,074
Illumina Inc. (a)	173	53,779
Intuitive Surgical Inc. (a)	105	60,055
Iqvia Ltd. (a)	149	21,391
Novartis AG - ADR	338	32,448
UnitedHealth Group Inc.	434	107,311
Vertex Pharmaceuticals Inc. (a)	241	44,269
Zoetis Inc. - Class A	340	34,224
		608,970
Industrials 10.8%
Boeing Co.	206	78,528
CoStar Group Inc. (a)	202	94,317
Honeywell International Inc.	223	35,417
Roper Industries Inc.	144	49,192
TransUnion LLC	410	27,378
Union Pacific Corp.	358	59,886
Xylem Inc.	526	41,561
		386,279
Information Technology 31.6%
Adobe Inc. (a)	337	89,759
ASML Holding NV - ADR	360	67,758
Autodesk Inc. (a)	294	45,850
Intuit Inc.	359	93,788
Keysight Technologies Inc. (a)	247	21,525
Mastercard Inc. - Class A	624	146,900
Microsoft Corp.	1,454	171,443
Nvidia Corp.	156	27,997
PayPal Holdings Inc. (a)	629	65,294
PTC Inc. (a)	192	17,678
Salesforce.com Inc. (a)	674	106,790
ServiceNow Inc. (a)	298	73,499
Visa Inc. - Class A	1,089	170,152
Xilinx Inc.	269	34,160
		1,132,593
Materials 2.8%
Linde Plc	31	5,389
Sherwin-Williams Co.	119	51,152
Vulcan Materials Co.	376	44,542
		101,083
	Shares/Par[1]	Value ($)
Real Estate 1.8%
SBA Communications Corp. (a)	313	62,391
Total Common Stocks (cost $2,589,668)		3,568,061
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c)	1,246	7,913
Total Preferred Stocks (cost $7,639)		7,913
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	28,338	28,338
Total Short Term Investments (cost $28,338)		28,338
Total Investments 100.6% (cost $2,625,645)		3,604,312
Other Assets and Liabilities, Net (0.6)%		(22,539)
Total Net Assets 100.0%		3,581,773

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.3%
Communication Services 10.9%
Alphabet Inc. - Class C (a) (b)	8	9,280
Cineworld Group Plc	721	2,751
Comcast Corp. - Class A (b) (c)	185	7,415
Fox Corp. - Class A (a)	28	1,043
Koninklijke KPN NV	808	2,562
KT Corp. - ADR	109	1,353
Nippon Telegraph & Telephone Corp.	179	7,603
Verizon Communications Inc. (b) (c)	165	9,778
Vodafone Group Plc	1,001	1,824
Walt Disney Co.	28	3,149
		46,758
Consumer Discretionary 6.7%
Compagnie Generale des Etablissements Michelin	29	3,384
Haseko Corp.	211	2,650
Inchcape Plc	219	1,626
Kering SA	3	1,932
Lear Corp.	17	2,257
Lowe's Cos. Inc.	35	3,798
Melco Resorts & Entertainment Ltd. - ADR	84	1,907
Pulte Homes Inc. (c)	145	4,058
Sony Corp.	64	2,685
Stars Group Inc. (a)	125	2,193
Tapestry Inc. (b)	69	2,229
		28,719
Consumer Staples 9.4%
Asahi Breweries Ltd.	80	3,560
Coca-Cola European Partners Plc (c)	92	4,752
Danone SA	66	5,123
Imperial Brands Plc	209	7,130
Matsumotokiyoshi Holdings Co. Ltd.	75	2,487
Molson Coors Brewing Co. - Class B (b)	62	3,694
Nomad Holdings Ltd. (a) (b)	124	2,534
Seven & I Holdings Co. Ltd.	87	3,275
Unilever Plc	82	4,676
Walmart Inc. (c)	30	2,962
		40,193
Energy 8.8%
Canadian Natural Resources Ltd.	186	5,115
Concho Resources Inc.	31	3,409
Diamondback Energy Inc.	43	4,397
Hunting Plc	230	1,786
Parsley Energy Inc. - Class A (a) (b)	128	2,462
Peabody Energy Corp.	4	117
Pioneer Natural Resources Co. (b)	31	4,748
ProPetro Holding Corp. (a)	34	763
Royal Dutch Shell Plc - Class A	128	4,014
Tenaris SA - ADR	27	763
Total SA (d)	132	7,364
Tullow Oil Plc	887	2,784
		37,722
Financials 16.1%
AIB Group Plc	454	2,040
Allstate Corp. (b)	44	4,169
American Express Co. (b)	53	5,749
Aviva Plc	656	3,524
Bank of Ireland Group Plc	376	2,242
Berkshire Hathaway Inc. - Class B (a) (b) (c)	58	11,686
Chubb Ltd. (b) (c)	33	4,665
Citigroup Inc. (b)	48	2,999
Everest Re Group Ltd. (b)	21	4,556
Goldman Sachs Group Inc.	22	4,162
ING Groep NV	250	3,026
KeyCorp	286	4,498
Lloyds Banking Group Plc	3,366	2,726
OTP Bank Plc	38	1,671
RenaissanceRe Holdings Ltd. (b) (c)	15	2,167
Sumitomo Mitsui Financial Group Inc.	112	3,923
Wells Fargo & Co. (b)	103	4,994
		68,797
	Shares/Par[1]	Value ($)
Health Care 12.0%
Anthem Inc. (b) (c)	14	4,144
Biogen Inc. (a) (b)	12	2,858
Cigna Corp. (b) (c)	24	3,786
CVS Health Corp. (b)	113	6,097
GlaxoSmithKline Plc	317	6,569
Johnson & Johnson (b) (c)	33	4,660
Laboratory Corp. of America Holdings (a) (b) (c)	42	6,389
McKesson Corp. (b)	32	3,752
Novo Nordisk A/S - Class B	89	4,687
Pfizer Inc. (b) (c)	130	5,515
Shionogi & Co. Ltd.	47	2,941
		51,398
Industrials 11.2%
Air Lease Corp. - Class A (b)	44	1,503
CK Hutchison Holdings Ltd.	426	4,482
Dover Corp.	28	2,631
Eaton Corp. Plc (b)	74	5,994
Fuji Electric Holdings Co. Ltd.	10	275
GrafTech International Ltd.	208	2,664
Kamigumi Co. Ltd.	49	1,142
KAR Auction Services Inc.	68	3,514
Masco Corp. (b) (c)	76	2,993
Owens Corning Inc. (b)	61	2,870
Toshiba Corp.	106	3,357
United Parcel Service Inc. - Class B	46	5,165
United Technologies Corp. (b)	56	7,208
Vinci SA	42	4,134
		47,932
Information Technology 12.3%
Capgemini SA	42	5,066
Cisco Systems Inc. (b)	162	8,760
HP Inc. (b)	103	2,001
Marvell Technology Group Ltd. (b)	117	2,336
Microsoft Corp. (b)	121	14,323
NetApp Inc.	38	2,608
Oracle Corp. (c)	144	7,727
Science Applications International Corp.	33	2,572
STMicroelectronics NV	145	2,147
SYNNEX Corp. (b)	30	2,902
TE Connectivity Ltd.	28	2,298
		52,740
Materials 7.7%
Barrick Gold Corp.	163	2,237
Cemex SAB de CV - ADR (a)	602	2,791
CRH Plc	196	6,062
DowDuPont Inc. (a)	68	2,444
DowDuPont Inc. (b)	59	3,159
FMC Corp.	25	1,893
Glencore Plc	890	3,691
Graphic Packaging Holding Co.	295	3,731
Mosaic Co.	139	3,805
Nutrien Ltd. (b)	39	2,041
Ternium SA - ADR	34	913
		32,767
Utilities 1.2%
Vistra Energy Corp. (b)	196	5,115
Total Common Stocks (cost $406,197)		412,141
PREFERRED STOCKS 0.6%
Energy 0.6%
Petroleo Brasileiro SA (e)	344	2,446
Total Preferred Stocks (cost $2,324)		2,446
SHORT TERM INVESTMENTS 5.1%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	16,955	16,955

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (g)	5,087	5,087
Total Short Term Investments (cost $22,042)		22,042
Total Investments 102.0% (cost $430,563)		436,629
Total Securities Sold Short (47.9)% (proceeds $192,710)		(204,851)
Other Derivative Instruments (1.0)%		(4,132)
Other Assets and Liabilities, Net 46.9%		200,463
	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		428,109

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (47.9%)
COMMON STOCKS (47.9%)
Communication Services (1.7%)
ASOS Plc	(21)	(893)
Cogent Communications Group Inc.	(24)	(1,304)
GTT Communications Inc.	(30)	(1,039)
Netflix Inc.	(3)	(1,043)
TripAdvisor Inc.	(35)	(1,781)
Zillow Group Inc. - Class A	(38)	(1,296)
		(7,356)
Consumer Discretionary (8.5%)
Asics Corp.	(120)	(1,608)
Autoliv Inc.	(26)	(1,880)
Brembo SpA	(147)	(1,674)
Carvana Co. - Class A	(30)	(1,728)
Chegg Inc.	(23)	(884)
Choice Hotels International Inc.	(28)	(2,156)
Cracker Barrel Old Country Store Inc.	(9)	(1,528)
CyberAgent Inc.	(29)	(1,177)
Hermes International SCA	(3)	(1,885)
iRobot Corp.	(14)	(1,654)
Leggett & Platt Inc.	(52)	(2,209)
Mattel Inc.	(85)	(1,109)
MercadoLibre Inc.	(4)	(2,050)
Monro Inc.	(13)	(1,127)
Norwegian Cruise Line Holdings Ltd.	(20)	(1,093)
Pinduoduo Inc. - ADR	(43)	(1,073)
Tesla Inc.	(15)	(4,107)
Texas Roadhouse Inc.	(31)	(1,919)
Tiffany & Co.	(21)	(2,180)
Vail Resorts Inc.	(7)	(1,610)
Wayfair Inc. - Class A	(10)	(1,546)
		(36,197)
Consumer Staples (3.6%)
a2 Milk Co. Ltd.	(152)	(1,475)
AEON Co. Ltd.	(81)	(1,692)
Calbee Inc.	(56)	(1,506)
Casey's General Stores Inc.	(8)	(1,038)
Golden Agri-Resources Ltd.	(5,382)	(1,112)
Kikkoman Corp.	(31)	(1,528)
MGP Ingredients Inc.	(10)	(809)
National Beverage Corp.	(11)	(611)
Remy Cointreau SA	(12)	(1,588)
Treasury Wine Estates Ltd.	(119)	(1,258)
Uni-President China Holdings Ltd.	(1,834)	(1,803)
Yamazaki Baking Co. Ltd.	(64)	(1,043)
		(15,463)
Energy (3.8%)
Antero Midstream Corp.	(110)	(1,523)
Apache Corp.	(52)	(1,810)
Delek US Holdings Inc.	(43)	(1,578)
Devon Energy Corp.	(54)	(1,692)
Helmerich & Payne Inc.	(26)	(1,445)
Matador Resources Co.	(103)	(1,996)
TransCanada Corp.	(43)	(1,951)
US Silica Holdings Inc.	(130)	(2,262)
Williams Cos. Inc.	(69)	(1,989)
		(16,246)
Financials (7.5%)
Cohen & Steers Inc.	(36)	(1,507)
Community Bank System Inc.	(38)	(2,250)
Credit Agricole SA	(116)	(1,405)
	Shares/Par[1]	Value ($)
Credit Suisse Group AG	(237)	(2,772)
CVB Financial Corp.	(72)	(1,518)
Daiwa Securities Group Inc.	(210)	(1,022)
Focus Financial Partners Inc. - Class A	(33)	(1,184)
Hamilton Lane Inc. - Class A	(27)	(1,173)
Hargreaves Lansdown Plc	(91)	(2,206)
Hiscox Ltd.	(103)	(2,090)
KKR & Co. Inc.	(62)	(1,450)
MarketAxess Holdings Inc.	(8)	(1,963)
MS&AD Insurance Group Holdings	(51)	(1,538)
RLI Corp.	(31)	(2,223)
RSA Insurance Group Plc	(155)	(1,027)
Shopify Inc. - Class A	(5)	(1,103)
Sony Financial Holdings Inc.	(57)	(1,080)
Trustmark Corp.	(45)	(1,520)
Westamerica Bancorp	(32)	(1,970)
WisdomTree Investments Inc.	(116)	(820)
		(31,821)
Health Care (3.5%)
Ain Pharmaciez Inc.	(16)	(1,233)
Align Technology Inc.	(8)	(2,397)
Allogene Therapeutics Inc.	(31)	(890)
Covetrus Inc.	(42)	(1,333)
Exact Sciences Corp.	(12)	(1,066)
Genmab A/S	(7)	(1,136)
Hisamitsu Pharmaceutical Co. Inc.	(27)	(1,242)
Inovalon Holdings Inc. - Class A	(53)	(664)
Medidata Solutions Inc.	(13)	(974)
Moderna Inc.	(62)	(1,254)
Nevro Corp.	(28)	(1,746)
Teladoc Health Inc.	(18)	(993)
		(14,928)
Industrials (7.0%)
AAON Inc.	(32)	(1,488)
Axon Enterprise Inc.	(25)	(1,350)
Cimpress NV	(11)	(892)
Geberit AG	(4)	(1,759)
Healthcare Services Group Inc.	(45)	(1,484)
Hertz Global Holdings Inc.	(87)	(1,509)
John Bean Technologies Corp.	(6)	(561)
LATAM Airlines Group SA - ADR	(72)	(757)
Makita Corp.	(48)	(1,673)
Melrose Industries Plc	(452)	(1,080)
Middleby Corp.	(13)	(1,673)
MISUMI Group Inc.	(53)	(1,331)
Nidec Corp.	(20)	(2,537)
Renishaw Plc	(34)	(1,636)
Saab AB - Class B	(39)	(1,247)
SembCorp Marine Ltd.	(769)	(916)
SiteOne Landscape Supply Inc.	(11)	(621)
SNC-Lavalin Group Inc.	(66)	(1,684)
TransDigm Group Inc.	(7)	(3,035)
Trex Co. Inc.	(18)	(1,090)
Triumph Group Inc.	(38)	(716)
Weir Group Plc	(39)	(793)
Wesco Aircraft Holdings Inc.	(19)	(163)
		(29,995)
Information Technology (5.3%)
2U Inc.	(17)	(1,224)
AAC Technologies Holdings Inc.	(319)	(1,911)
Blackbaud Inc.	(11)	(844)
Cree Inc.	(30)	(1,703)
Manhattan Associates Inc.	(20)	(1,099)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
MongoDB Inc. - Class A	(10)	(1,515)
National Instruments Corp.	(20)	(879)
Power Integrations Inc.	(33)	(2,321)
Pure Storage Inc. - Class A	(63)	(1,377)
Universal Display Corp.	(9)	(1,443)
WiseTech Global Ltd.	(94)	(1,556)
Workday Inc. - Class A	(8)	(1,501)
Workiva Inc. - Class A	(27)	(1,363)
Yaskawa Electric Corp.	(78)	(2,440)
Zendesk Inc.	(17)	(1,414)
		(22,590)
Materials (6.2%)
Antofagasta Plc	(127)	(1,603)
Ball Corp.	(32)	(1,869)
Compass Minerals International Inc.	(45)	(2,465)
Eastman Chemical Co.	(16)	(1,247)
First Quantum Minerals Ltd.	(69)	(788)
GCP Applied Technologies Inc.	(37)	(1,090)
Gerdau SA - ADR	(417)	(1,618)
	Shares/Par[1]	Value ($)
Greif Inc. - Class A	(57)	(2,366)
International Flavors & Fragrances Inc.	(11)	(1,361)
LafargeHolcim Ltd.	(26)	(1,265)
LyondellBasell Industries NV - Class A	(19)	(1,584)
Martin Marietta Materials Inc.	(7)	(1,320)
Quaker Chemical Corp.	(9)	(1,727)
RPM International Inc.	(33)	(1,903)
Sika AG	(14)	(1,966)
Sonoco Products Co.	(22)	(1,365)
Yara International ASA	(26)	(1,083)
		(26,620)
Real Estate (0.2%)
Public Storage	(4)	(972)
Utilities (0.6%)
Hong Kong & China Gas Co. Ltd.	(455)	(1,091)
Severn Trent Plc	(61)	(1,572)
		(2,663)
Total Common Stocks (proceeds $192,710)		(204,851)
Total Securities Sold Short (47.9%) (proceeds $192,710)		(204,851)

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Anthem Inc.	Call	310.00	06/21/19	149	(75)
Berkshire Hathaway Inc.	Call	200.00	09/20/19	431	(512)
Chubb Ltd.	Call	130.00	08/16/19	333	(416)
Cigna Corp.	Call	190.00	07/19/19	153	(25)
Coca-Cola European Partners Plc	Call	45.00	08/16/19	885	(646)
Comcast Corp.	Call	40.00	06/21/19	1,223	(192)
Johnson & Johnson	Call	130.00	04/18/19	330	(341)
Laboratory Corp. of America Holdings	Call	145.00	08/16/19	294	(416)
Masco Corp.	Call	30.00	07/19/19	699	(664)
Oracle Corp.	Call	52.50	09/20/19	1,087	(413)
Pfizer Inc.	Call	44.00	09/20/19	1,033	(131)
Pulte Homes Inc.	Call	26.00	10/18/19	1,184	(444)
RenaissanceRe Holdings Ltd.	Call	140.00	07/19/19	151	(135)
Verizon Communications Inc.	Call	62.50	09/20/19	1,058	(127)
Walmart Inc.	Call	97.50	09/20/19	289	(143)
					(4,680)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	04/03/19	JPY	79,385	716	(1)
JPY/USD	BBH	04/03/19	JPY	2,988	27	—
					743	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Afterpay Touch Group Ltd. (E)	MSC	Reserve Bank of Australia Overnight Rate -4.75% (M)	TBD	(66,670)	AUD	(1,375)	(16)
Aozora Bank Ltd. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(30,000)	JPY	(92,700)	86
AU Optronics Corp. (E)	MBL	Federal Funds Effective Rate -3.00% (M)	TBD	(2,975,000)		(1,101)	5
Axis Bank Ltd. (E)	MSC	Federal Funds Effective Rate -1.75% (M)	TBD	(11,719)		(642)	(13)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(10,854)		(1,949)	217
Cheng Shin Rubber Industry Co. Ltd. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(468,000)		(657)	20
First Financial Bankshares Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(38,274)		(2,221)	3
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(119,364)	GBP	(997)	(1)
Pennon Group Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(158,506)	GBP	(1,252)	95
Prosperity Bancshares Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(38,002)		(2,752)	114
Sillajen Inc. (E)	GSC	Federal Funds Effective Rate -9.75% (M)	TBD	(15,385)		(906)	33
Unilever Indonesia (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(686,400)		(2,379)	6
							549

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.0%
Canada 7.2%
Canadian Imperial Bank of Commerce (a)	139	10,998
EnCana Corp.	4,946	35,857
Gildan Activewear Inc.	772	27,791
Manulife Financial Corp.	1,921	32,517
		107,163
China 6.1%
Baidu.com - Class A - ADR (b)	212	34,976
China Merchants Holdings International Co. Ltd.	4,807	10,273
China Mobile Ltd.	4,486	45,678
		90,927
France 4.7%
BNP Paribas SA	642	30,737
Carrefour SA	224	4,189
Danone SA	88	6,768
Engie SA	324	4,824
Total SA	420	23,370
		69,888
Germany 7.3%
BASF SE	651	47,995
Deutsche Post AG	885	28,800
SAP SE	269	31,171
		107,966
Ireland 0.2%
Ryanair Holdings Plc - ADR (b)	47	3,554
Italy 3.6%
Unicredit SpA	4,219	54,171
Japan 14.6%
East Japan Railway Co.	342	32,974
Fanuc Ltd.	163	27,891
Japan Airlines Co. Ltd.	540	19,024
KDDI Corp.	1,505	32,396
Sompo Holdings Inc.	659	24,337
Sumitomo Mitsui Financial Group Inc.	555	19,412
Takeda Pharmaceutical Co. Ltd. (a)	1,506	61,218
		217,252
Netherlands 6.7%
Akzo Nobel NV	456	40,458
ING Groep NV	1,298	15,735
Royal Dutch Shell Plc - Class B	1,385	43,761
		99,954
South Korea 4.8%
Samsung Electronics Co. Ltd.	696	27,405
SK Innovation Co. Ltd.	45	7,170
SK Telecom Co. Ltd.	166	36,722
		71,297
	Shares/Par[1]	Value ($)
Spain 0.9%
CaixaBank SA	4,136	12,957
Switzerland 8.7%
ABB Ltd.	2,433	45,821
Cie Financiere Richemont SA	166	12,108
Givaudan SA	4	10,017
Novartis AG	348	33,490
Roche Holding AG	101	27,888
		129,324
United Kingdom 29.2%
AstraZeneca Plc	459	36,545
Aviva Plc	5,559	29,860
Barclays Plc	20,906	42,091
BP Plc	5,314	38,638
British American Tobacco Plc	1,246	51,863
Carnival Plc	290	14,238
Johnson Matthey Plc	355	14,535
Linde Plc	308	54,116
Lloyds Banking Group Plc	22,043	17,852
Micro Focus International Plc	1,051	27,354
Relx Plc	393	8,397
Rolls-Royce Holdings Plc (b)	2,981	35,063
SSE Plc	2,354	36,347
Vodafone Group Plc	14,976	27,285
		434,184
Total Common Stocks (cost $1,484,985)		1,398,637
PREFERRED STOCKS 4.3%
Germany 4.3%
Volkswagen AG (c)	403	63,454
Total Preferred Stocks (cost $60,976)		63,454
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	15,242	15,242
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	330	330
Total Short Term Investments (cost $15,572)		15,572
Total Investments 99.3% (cost $1,561,533)		1,477,663
Other Assets and Liabilities, Net 0.7%		10,050
Total Net Assets 100.0%		1,487,713

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	SSB	04/03/19	JPY	(47,704)	(430)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.5%
Communication Services 12.8%
Alphabet Inc. - Class A (a)	8	9,009
Alphabet Inc. - Class C (a)	19	22,515
Comcast Corp. - Class A	364	14,554
Facebook Inc. - Class A (a)	193	32,135
Walt Disney Co.	147	16,333
		94,546
Consumer Discretionary 13.8%
Advance Auto Parts Inc.	28	4,838
Alibaba Group Holding Ltd. - ADS (a)	62	11,226
Amazon.com Inc. (a)	25	44,374
Chipotle Mexican Grill Inc. (a)	15	10,972
GrubHub Inc. (a)	106	7,393
Home Depot Inc.	71	13,608
Yum China Holdings Inc.	200	8,993
		101,404
Consumer Staples 5.8%
Anheuser-Busch InBev NV - ADR	165	13,832
Coca-Cola Co.	192	9,010
Costco Wholesale Corp.	52	12,614
McCormick & Co. Inc.	49	7,393
		42,849
Energy 1.7%
Pioneer Natural Resources Co.	39	5,919
Schlumberger Ltd.	157	6,846
		12,765
Financials 5.0%
American Express Co.	108	11,783
BlackRock Inc.	25	10,853
Charles Schwab Corp.	331	14,146
		36,782
Health Care 12.8%
Alexion Pharmaceuticals Inc. (a)	90	12,137
Biogen Inc. (a)	43	10,178
BioMarin Pharmaceutical Inc. (a)	83	7,375
Johnson & Johnson	70	9,745
Regeneron Pharmaceuticals Inc. (a)	5	1,849
Thermo Fisher Scientific Inc.	61	16,601
UnitedHealth Group Inc.	79	19,588
Zoetis Inc. - Class A	165	16,575
		94,048
Industrials 6.9%
Caterpillar Inc.	65	8,761
Honeywell International Inc.	105	16,690
United Parcel Service Inc. - Class B	95	10,665
WW Grainger Inc.	49	14,797
		50,913
Information Technology 32.5%
Adobe Inc. (a)	76	20,209
Akamai Technologies Inc. (a)	194	13,909
Apple Inc.	91	17,201
IHS Markit Ltd. (a)	200	10,886
Microsoft Corp.	274	32,258
Nutanix Inc. - Class A (a)	216	8,154
Nvidia Corp.	43	7,766
Oracle Corp.	294	15,806
Palo Alto Networks Inc. (a)	56	13,523
PayPal Holdings Inc. (a)	152	15,812
QUALCOMM Inc.	197	11,249
Red Hat Inc. (a)	59	10,813
Splunk Inc. (a)	101	12,516
Texas Instruments Inc.	109	11,605
Visa Inc. - Class A	184	28,781
VMware Inc. - Class A	51	9,247
		239,735
Materials 3.4%
Ecolab Inc.	76	13,399
Linde Plc	65	11,449
		24,848
	Shares/Par[1]	Value ($)
Real Estate 1.8%
Equinix Inc.	29	13,145
Total Common Stocks (cost $599,315)		711,035
SHORT TERM INVESTMENTS 4.9%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	28,452	28,452
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	8,053	8,053
Total Short Term Investments (cost $36,505)		36,505
Total Investments 101.4% (cost $635,820)		747,540
Other Assets and Liabilities, Net (1.4)%		(10,379)
Total Net Assets 100.0%		737,161

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 78.3%
Communication Services 13.3%
Block Communications Inc.
6.88%, 02/15/25 (b)	1,475	1,529
Cablevision Systems Corp.
5.88%, 09/15/22	6,000	6,275
CCO Holdings LLC
5.88%, 04/01/24 (b)	750	784
5.38%, 05/01/25 (b)	6,250	6,452
CenturyLink Inc.
6.45%, 06/15/21	4,000	4,164
5.80%, 03/15/22	1,750	1,787
7.50%, 04/01/24	1,000	1,059
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	3,000	3,071
CSC Holdings LLC
5.13%, 12/15/21 (b)	1,500	1,503
5.50%, 05/15/26 (b)	500	514
DISH DBS Corp.
6.75%, 06/01/21	5,000	5,160
5.00%, 03/15/23	2,650	2,388
Frontier Communications Corp.
10.50%, 09/15/22	4,000	3,048
8.50%, 04/01/26 (b)	1,675	1,555
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,500	2,690
LIN Television Corp.
5.88%, 11/15/22	2,000	2,052
Match Group Inc.
6.38%, 06/01/24	2,000	2,105
Netflix Inc.
5.75%, 03/01/24	2,500	2,678
Sable International Finance Ltd.
6.88%, 08/01/22 (b)	1,699	1,769
Salem Media Group Inc.
6.75%, 06/01/24 (c)	1,325	1,208
SBA Communications Corp.
4.88%, 09/01/24	3,750	3,789
Sirius XM Radio Inc.
3.88%, 08/01/22 (b)	5,500	5,491
Sprint Corp.
7.25%, 09/15/21	11,750	12,340
7.13%, 06/15/24	750	760
Sprint Nextel Corp.
6.00%, 11/15/22	1,900	1,918
Tegna Inc.
6.38%, 10/15/23	2,250	2,325
T-Mobile USA Inc.
6.00%, 03/01/23 - 04/15/24	3,800	3,934
Townsquare Media Inc.
6.50%, 04/01/23 (c)	2,650	2,532
VTR Finance BV
6.88%, 01/15/24 (b)	2,547	2,610
		87,490
Consumer Discretionary 9.2%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25 (b)	1,750	1,731
Altice SA
7.75%, 05/15/22 (b)	2,000	2,000
AV Homes Inc.
6.63%, 05/15/22	3,500	3,629
Beazer Homes USA Inc.
7.25%, 02/01/23 (d)	2,500	2,373
CCM Merger Inc.
6.00%, 03/15/22 (c)	400	410
CEC Entertainment Inc.
8.00%, 02/15/22 (d)	1,000	923
Churchill Downs Inc.
5.50%, 04/01/27 (b)	1,675	1,696
Cinemark USA Inc.
4.88%, 06/01/23	1,500	1,527
	Shares/Par[1]	Value ($)
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (c)	750	797
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	3,250	3,366
Hanesbrands Inc.
4.63%, 05/15/24 (b)	3,000	3,010
International Game Technology Plc
6.25%, 02/15/22 (b)	1,750	1,822
6.50%, 02/15/25 (b)	1,250	1,303
KGA Escrow LLC
7.50%, 08/15/23 (b)	2,300	2,333
Lamar Media Corp.
5.00%, 05/01/23	2,750	2,789
MGM Resorts International
6.63%, 12/15/21	4,000	4,282
7.75%, 03/15/22	900	995
5.75%, 06/15/25	1,500	1,556
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (b)	1,600	1,618
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (b)	900	918
Scientific Games International Inc.
10.00%, 12/01/22	3,750	3,954
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	1,000	1,083
Sinclair Television Group Inc.
5.63%, 08/01/24 (b)	3,000	3,024
Tempur Sealy International Inc.
5.63%, 10/15/23	3,000	3,052
Videotron Ltd.
5.00%, 07/15/22	3,500	3,611
Viking Cruises Ltd.
6.25%, 05/15/25 (c)	1,000	1,019
Williams Scotsman International Inc.
7.88%, 12/15/22 (b)	2,025	2,089
Wyndham Worldwide Corp.
5.63%, 03/01/21	2,000	2,075
Wynn Las Vegas LLC
4.25%, 05/30/23 (b)	1,225	1,207
		60,192
Consumer Staples 1.2%
Clearwater Seafoods Inc.
6.88%, 05/01/25 (c)	875	866
Cott Holdings Inc.
5.50%, 04/01/25 (b)	2,500	2,522
Energizer Holdings Inc.
6.38%, 07/15/26 (b)	1,000	1,025
Energizer SpinCo Inc.
5.50%, 06/15/25 (b)	1,250	1,239
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	2,825	2,432
		8,084
Energy 8.0%
Antero Resources Corp.
5.13%, 12/01/22	3,250	3,269
Archrock Partners LP
6.00%, 10/01/22	2,000	2,018
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (b)	2,000	2,192
Cheniere Energy Partners LP
5.63%, 10/01/26 (b)	1,500	1,537
Chesapeake Energy Corp.
7.00%, 10/01/24	1,500	1,496
CITGO Holding Inc.
10.75%, 02/15/20 (b)	1,000	1,025
Continental Resources Inc.
5.00%, 09/15/22	2,000	2,016
Crestwood Midstream Partners LP
6.25%, 04/01/23 (e)	1,750	1,798
DCP Midstream Midstream LLC
4.95%, 04/01/22	1,250	1,284
3.88%, 03/15/23	1,500	1,492

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Denbury Resources Inc.
9.00%, 05/15/21 (b)	850	827
Energy Transfer Operating LP
5.88%, 01/15/24	2,250	2,461
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (b)	1,800	1,470
Exterran Partners LP
6.00%, 04/01/21	2,001	2,001
Gulfport Energy Corp.
6.63%, 05/01/23	1,250	1,219
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	2,125	2,161
Hilcorp Energy I LP
5.00%, 12/01/24 (b)	1,025	998
Jones Energy Holdings LLC
6.75%, 04/01/22	2,000	68
Murphy Oil Corp.
5.75%, 08/15/25	1,500	1,547
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,644
Nabors Industries Inc.
5.50%, 01/15/23	1,875	1,798
Newfield Exploration Co.
5.75%, 01/30/22	2,000	2,135
Oceaneering International Inc.
4.65%, 11/15/24	1,000	925
QEP Resources Inc.
5.25%, 05/01/23	1,500	1,418
Range Resources Corp.
5.88%, 07/01/22	2,250	2,276
Rose Rock Midstream LP
5.63%, 07/15/22	2,500	2,471
Sanchez Energy Corp.
7.25%, 02/15/23 (b)	500	402
Summit Midstream Holdings LLC
5.50%, 08/15/22	1,000	990
Sunoco LP
4.88%, 01/15/23	3,000	3,047
Targa Resources Partners LP
5.25%, 05/01/23	1,250	1,272
Transocean Inc.
9.00%, 07/15/23 (b)	2,250	2,399
		52,656
Financials 14.0%
Acrisure LLC
8.13%, 02/15/24 (b)	2,500	2,593
Ally Financial Inc.
4.13%, 02/13/22	3,500	3,532
4.63%, 05/19/22	1,750	1,788
Altice Financing SA
6.63%, 02/15/23 (b)	2,250	2,300
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (b)	500	495
Blackstone CQP Holdco LP
6.50%, 03/20/21 (b)	2,750	2,752
Cemex Finance LLC
6.00%, 04/01/24 (c)	750	772
CIT Group Inc.
5.00%, 08/15/22	5,250	5,477
CommScope Finance LLC
6.00%, 03/01/26 (b)	1,575	1,626
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,005
7.38%, 03/15/23	2,044	2,119
DAE Funding LLC
4.50%, 08/01/22 (b)	2,000	2,015
Dell EMC
7.13%, 06/15/24 (b)	5,000	5,300
Genworth Holdings Inc.
4.90%, 08/15/23	1,250	1,052
goeasy Ltd.
7.88%, 11/01/22 (b)	1,500	1,574
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (b)	650	586
	Shares/Par[1]	Value ($)
HLF Financing SARL LLC
7.25%, 08/15/26 (b)	2,500	2,573
Icahn Enterprises LP
5.88%, 02/01/22	3,475	3,517
6.25%, 02/01/22	2,775	2,848
Intesa Sanpaolo SpA
3.13%, 07/14/22 (b)	2,200	2,143
Jack Ohio Finance LLC
10.25%, 11/15/22 (b)	1,250	1,345
Jefferies Finance LLC
6.88%, 04/15/22 (b)	1,275	1,276
Ladder Capital Finance Holdings LLC
5.88%, 08/01/21 (b)	1,243	1,264
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	5,785	5,886
Navient Corp.
5.88%, 03/25/21	6,250	6,451
7.25%, 01/25/22	500	531
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	1,250	1,274
Nielsen Finance LLC
5.00%, 04/15/22 (b)	4,500	4,444
Oxford Finance LLC
6.38%, 12/15/22 (b)	1,500	1,541
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,121
SLM Corp.
5.50%, 01/25/23	1,500	1,509
Solera LLC
10.50%, 03/01/24 (b)	2,850	3,089
Springleaf Finance Corp.
6.13%, 05/15/22	2,125	2,205
5.63%, 03/15/23	4,500	4,560
Starwood Property Trust Inc.
5.00%, 12/15/21	2,500	2,568
Travelport Corporate Finance Plc
6.00%, 03/15/26 (b)	800	872
Virgin Media Secured Finance Plc
5.25%, 01/15/21	4,000	4,118
		92,121
Health Care 8.9%
Avantor Inc.
6.00%, 10/01/24 (b)	1,500	1,558
Centene Corp.
5.63%, 02/15/21	700	710
4.75%, 01/15/25	2,300	2,346
Community Health Systems Inc.
8.00%, 11/15/19	1,000	991
5.13%, 08/01/21	1,000	983
6.25%, 03/31/23	1,800	1,686
8.63%, 01/15/24 (b)	1,750	1,754
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	2,750	2,719
Elanco Animal Health Inc.
4.27%, 08/28/23 (b)	1,525	1,573
Endo Finance LLC
5.88%, 10/15/24 (b)	1,525	1,493
HCA Inc.
5.88%, 05/01/23	8,500	9,073
5.38%, 02/01/25	2,300	2,438
Horizon Pharma Inc.
6.63%, 05/01/23	1,000	1,032
8.75%, 11/01/24 (b)	250	271
Mallinckrodt International Finance SA
4.88%, 04/15/20 (b)	750	747
5.75%, 08/01/22 (b)	1,750	1,659
5.63%, 10/15/23 (b)	1,000	834
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,517
Prestige Brands Inc.
5.38%, 12/15/21 (b)	1,200	1,209
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (b)	1,625	1,731

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Select Medical Corp.
6.38%, 06/01/21	2,750	2,759
Tenet Healthcare Corp.
4.38%, 10/01/21	3,750	3,821
8.13%, 04/01/22	750	808
4.63%, 07/15/24	3,500	3,510
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,000	1,786
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (b)	4,500	4,526
7.00%, 03/15/24 (b)	5,000	5,288
		58,822
Industrials 7.4%
ADT Security Corp.
3.50%, 07/15/22	750	723
4.13%, 06/15/23	3,500	3,373
Arconic Inc.
5.13%, 10/01/24	3,050	3,113
ARD Securities Finance SARL
8.50%, 01/31/23 (b) (f)	913	865
BBA US Holdings Inc.
5.38%, 05/01/26 (b)	775	798
Bombardier Inc.
6.00%, 10/15/22 (b)	5,000	5,046
Fly Leasing Ltd.
6.38%, 10/15/21 (d)	2,295	2,327
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22 (b)	1,750	1,780
6.50%, 10/01/25 (b)	1,000	985
Herc Rentals Inc.
7.50%, 06/01/22 (b)	2,450	2,553
Hertz Corp.
5.88%, 10/15/20	4,375	4,367
Mobile Mini Inc.
5.88%, 07/01/24 (d)	2,425	2,477
Monitronics International Inc.
9.13%, 04/01/20	2,325	417
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	4,000	4,100
5.50%, 02/15/24 (b)	2,250	2,337
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	2,426	2,550
5.25%, 04/15/24 (b)	1,000	1,000
TransDigm Inc.
6.00%, 07/15/22	3,000	3,047
6.25%, 03/15/26 (b)	1,000	1,037
United Continental Holdings Inc.
4.25%, 10/01/22	4,500	4,509
XPO Logistics Inc.
6.13%, 09/01/23 (b)	1,250	1,261
		48,665
Information Technology 6.7%
Advanced Micro Devices Inc.
7.00%, 07/01/24	3,250	3,399
Cardtronics Inc.
5.50%, 05/01/25 (b)	2,500	2,451
EIG Investors Corp.
10.88%, 02/01/24 (d)	1,750	1,849
EMC Corp.
3.38%, 06/01/23	1,000	970
First Data Corp.
5.75%, 01/15/24 (b)	1,500	1,547
Inception Merger Sub Inc.
8.63%, 11/15/24 (b)	2,500	2,247
Infor Software Parent LLC
7.88%, 05/01/21 (b) (f)	4,000	4,009
Ingram Micro Inc.
5.00%, 08/10/22	2,450	2,438
5.45%, 12/15/24 (e)	3,550	3,499
j2 Cloud Services LLC
6.00%, 07/15/25 (b)	2,050	2,129
NCR Corp.
5.00%, 07/15/22	2,250	2,244
	Shares/Par[1]	Value ($)
Open Text Corp.
5.63%, 01/15/23 (b)	1,500	1,542
5.88%, 06/01/26 (b)	2,000	2,090
Plantronics Inc.
5.50%, 05/31/23 (b)	1,000	1,006
Sabre GLBL Inc.
5.38%, 04/15/23 (b)	2,000	2,047
5.25%, 11/15/23 (b)	1,750	1,787
Seagate HDD Cayman
4.75%, 06/01/23	3,000	3,031
SS&C Technologies Inc.
5.50%, 09/30/27 (b)	1,250	1,262
Xerox Corp.
4.50%, 05/15/21	2,500	2,530
3.63%, 03/15/23 (g)	1,750	1,706
		43,783
Materials 6.9%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	1,750	1,853
ARD Finance SA
8.50%, 09/15/23 (f)	2,075	2,071
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (b)	4,000	4,033
Ball Corp.
5.00%, 03/15/22	2,500	2,606
5.25%, 07/01/25	750	788
Berry Plastics Corp.
5.50%, 05/15/22	1,850	1,877
Building Materials Corp. of America
5.38%, 11/15/24 (b)	2,750	2,803
BWAY Holding Co.
5.50%, 04/15/24 (b)	1,500	1,490
Cascades Inc.
5.50%, 07/15/22 (b)	300	302
5.75%, 07/15/23 (b)	1,550	1,546
Cemex SAB de CV
7.75%, 04/16/26 (b)	2,000	2,178
CF Industries Inc.
3.45%, 06/01/23	1,250	1,213
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	2,016
3.55%, 03/01/22	4,050	4,018
4.55%, 11/14/24	1,500	1,479
Huntsman International LLC
5.13%, 11/15/22	2,500	2,615
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	1,300	1,277
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (b)	1,300	1,334
PQ Corp.
6.75%, 11/15/22 (b)	1,000	1,037
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	6,850	6,970
Sealed Air Corp.
5.13%, 12/01/24 (b)	1,500	1,554
		45,060
Real Estate 1.2%
Equinix Inc.
5.38%, 01/01/22	1,500	1,539
Greystar Real Estate Partners LLC
5.75%, 12/01/25 (b)	750	753
iStar Inc.
4.63%, 09/15/20	3,050	3,083
Newmark Group Inc.
6.13%, 11/15/23 (g)	1,625	1,678
Realogy Group LLC
9.38%, 04/01/27 (b)	950	974
		8,027
Utilities 1.5%
AES Corp.
4.50%, 03/15/23	2,000	2,018
Calpine Corp.
6.00%, 01/15/22 (b)	1,000	1,013
5.88%, 01/15/24 (b)	1,750	1,795

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Clearway Energy Operating LLC
5.38%, 08/15/24	750	748
Talen Energy Supply LLC
9.50%, 07/15/22 (b)	4,225	4,567
		10,141
Total Corporate Bonds And Notes (cost $514,175)		515,041
SENIOR LOAN INTERESTS 17.5%
Communication Services 1.1%
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (h)	237	232
Coral-US Co-Borrower LLC
Term Loan B-4, 5.75%, (3M LIBOR + 3.25%), 02/02/26 (h)	242	241
CSC Holdings LLC
Term Loan B, 5.59%, (3M LIBOR + 3.00%), 05/07/27 (h)	165	164
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (h)	151	149
Gray Television Inc.
Term Loan C, 4.98%, (3M LIBOR + 2.50%), 10/30/25 (h)	274	271
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (h)	176	165
Intelsat Jackson Holdings SA
Term Loan B-3, 0.00%, (3M LIBOR + 3.75%), 11/27/23 (h) (i)	195	192
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (h)	226	222
ION Media Networks Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 12/18/20 (h)	389	387
Maxar Technologies Ltd.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 07/07/24 (h)	346	268
Meredith Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (h)	385	384
Nexstar Broadcasting Inc.
Term Loan B-3, 4.74%, (3M LIBOR + 2.25%), 01/17/24 (h)	14	14
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 01/18/24 (h)	75	73
SBA Senior Finance II LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 03/26/25 (h)	599	586
Speedcast International Ltd.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 05/03/25 (h)	619	599
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (h)	219	213
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (h)	445	438
Syniverse Holdings Inc.
1st Lien Term Loan, 7.48%, (3M LIBOR + 5.00%), 02/09/23 (h)	520	477
Tribune Media Co.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/27/20 (h)	14	14
Term Loan C, 5.50%, (3M LIBOR + 3.00%), 01/20/24 (h)	174	173
Triple Point Technology Inc.
1st Lien Term Loan, 6.90%, (3M LIBOR + 4.25%), 07/10/20 (h)	1,083	952
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.50%, (3M LIBOR + 4.00%), 12/15/23 (d) (h) (j)	449	429
1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (h) (j)	—	—
Virgin Media Bristol LLC
Term Loan K, 4.98%, (3M LIBOR + 2.50%), 02/10/26 (h)	428	423
	Shares/Par[1]	Value ($)
WeddingWire Inc.
1st Lien Term Loan, 6.99%, (3M LIBOR + 4.50%), 10/30/25 (h)	311	310
		7,376
Consumer Discretionary 4.4%
1011778 B.C. Unltd. Liability Co.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/15/24 (h)	591	581
Academy Ltd.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (h)	147	105
Advantage Sales & Marketing Inc.
1st Lien Term Loan , 5.74%, (3M LIBOR + 3.25%), 07/11/21 (h)	189	160
Term Loan B-2, 5.74%, (3M LIBOR + 3.25%), 07/23/21 (h)	68	57
Allied Universal Holdco LLC
Incremental Term Loan, 6.75%, (3M LIBOR + 4.25%), 07/28/22 (h)	355	346
AMCP Clean Acquisition Co. LLC
Term Loan , 6.85%, (3M LIBOR + 4.25%), 07/10/25 (d) (h) (j)	450	445
Delayed Draw Term Loan, 6.89%, (3M LIBOR + 4.25%), 07/10/25 (h) (j)	35	35
Delayed Draw Term Loan, 7.15%, (3M LIBOR + 4.25%), 07/10/25 (h) (j)	7	7
American Bath Group LLC
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 09/30/23 (d) (h)	1,414	1,400
American Tire Distributors Holdings Inc.
Term Loan, 10.13%, (1M LIBOR + 7.50%), 10/01/21 (h)	422	375
Anastasia Parent LLC
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 08/03/25 (h)	291	269
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (h)	303	295
Belfor Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/14/26 (h) (i) (j)	320	322
Boing US Holdco Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 09/20/24 (h)	455	453
Boyd Gaming Corp.
Term Loan B-3, 4.66%, (3M LIBOR + 2.25%), 09/15/23 (h)	611	605
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (h)	615	606
California Pizza Kitchen Inc.
Term Loan, 8.50%, (3M LIBOR + 6.00%), 12/31/22 (h)	1,059	1,020
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (h)	393	390
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (h)	791	785
CSC Holdings LLC
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 01/12/26 (h)	399	390
Dhanani Group Inc.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 06/22/25 (h)	236	233
Dynacast International LLC
Term Loan B-2, 5.85%, (3M LIBOR + 3.25%), 01/28/22 (h)	609	597
Getty Images Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 02/13/26 (h)	189	187
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (h)	92	91
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (h)	116	115

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hilton Worldwide Finance LLC
Term Loan B-2, 4.24%, (3M LIBOR + 1.75%), 10/25/23 (h)	157	157
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (h)	555	540
Kettle Cuisine LLC
Term Loan , 6.25%, (3M LIBOR + 3.75%), 08/22/25 (h)	1,027	1,019
Lakeland Tours LLC
1st Lien Term Loan B, 6.61%, (3M LIBOR + 4.00%), 12/06/24 (h)	124	123
Las Vegas Sands LLC
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/27/25 (h)	581	570
LifeMiles Ltd.
Term Loan B, 8.00%, (3M LIBOR + 5.50%), 08/17/22 (h)	1,199	1,203
Marriott Ownership Resorts Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 08/09/25 (h)	71	70
Midas Intermediate Holdco II LLC
Incremental Term Loan B, 5.56%, (3M LIBOR + 2.75%), 08/18/21 (h)	257	250
Mister Car Wash Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 08/20/21 (h)	434	432
Mohegan Tribal Gaming Authority
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 10/30/23 (h)	595	562
Next Level Apparel Inc.
Term Loan, 8.41%, (3M LIBOR + 6.00%), 06/26/24 (d) (h) (j)	739	726
NVA Holdings Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (h)	396	382
Paradigm Acquisition Corp.
2nd Lien Term Loan, 10.10%, (3M LIBOR + 7.50%), 10/23/26 (d) (h)	530	525
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (h)	140	126
PlayPower Inc.
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 06/23/21 (d) (h) (j)	1,700	1,700
Pre-Paid Legal Services Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/02/22 (h)	401	396
Pure Fishing Inc.
Term Loan, 7.06%, (3M LIBOR + 4.50%), 12/14/25 (h)	321	317
Quidditch Acquisition Inc.
Term Loan B, 9.49%, (3M LIBOR + 7.00%), 03/15/25 (d) (h) (j)	648	648
Rentpath Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 12/17/21 (h)	1,456	1,087
Rodan & Fields LLC
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 06/07/25 (d) (h) (j)	249	216
Term Loan B, 8.50%, (3M PRIME + 3.00%), 06/07/25 (h) (j)	1	1
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (h)	84	81
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (h)	349	339
SHO Holding I Corp.
Term Loan, 7.74%, (3M LIBOR + 5.00%), 10/27/22 (d) (h) (j)	1,188	1,105
Shutterfly Inc.
Term Loan B-2, 5.25%, (3M LIBOR + 2.75%), 08/17/24 (h)	447	439
Spin Holdco Inc.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 11/14/22 (h)	473	460
	Shares/Par[1]	Value ($)
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (h)	433	429
Station Casinos LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 05/24/23 (h)	121	119
Strategic Partners Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/09/23 (d) (h) (j)	715	710
TGP Holdings III LLC
1st Lien Term Loan, 6.85%, (3M LIBOR + 4.25%), 09/21/24 (h)	794	732
2nd Lien Term Loan, 11.10%, (3M LIBOR + 8.50%), 09/16/25 (d) (h) (j)	210	200
TMK Hawk Parent Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 09/11/24 (h)	594	523
TruGreen Ltd. Partnership
Term Loan, 6.48%, (3M LIBOR + 4.00%), 05/07/23 (h)	326	327
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/13/26 (h) (i)	15	15
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (h)	121	114
Varsity Brands Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 12/07/24 (h)	302	298
Vivid Seats Ltd.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (h)	550	531
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/23/26 (h)	61	61
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (h)	444	420
World Triathlon Corp.
Term Loan, 6.60%, (3M LIBOR + 4.00%), 06/25/21 (d) (h) (j)	202	201
Wyndham Hotels & Resorts Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/29/25 (h)	719	709
Wynn Resorts Ltd.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 10/22/24 (h)	326	319
		29,051
Consumer Staples 0.3%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (h)	100	100
Albertsons LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 10/24/25 (h)	251	248
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (h)	413	412
CHG PPC Parent LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/16/25 (h)	475	467
PFS Holding Corp.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 01/31/21 (h)	969	480
2nd Lien Term Loan, 9.74%, (3M LIBOR + 7.25%), 01/31/22 (h)	751	130
United Natural Foods Inc.
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 10/22/25 (h)	227	195
		2,032
Energy 0.6%
California Resources Corp.
Term Loan, 12.87%, (3M LIBOR + 10.38%), 08/05/23 (h)	84	88
Calpine Corp.
Term Loan B-9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (h) (i)	50	49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Eastern Power LLC
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 10/02/23 (h)	419	417
Grizzly Acquisitions LP
Term Loan B, 6.05%, (3M LIBOR + 3.25%), 10/01/25 (h)	304	303
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (h) (i)	280	277
Keane Group Holdings LLC
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/15/25 (h)	112	107
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (h)	565	534
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (h)	452	439
MHVC Acquisitiion Corp.
Term Loan, 7.75%, (3M LIBOR + 5.25%), 04/23/24 (d) (h)	1,216	1,167
Murray Energy Corp.
Term Loan B-2, 9.88%, (3M LIBOR + 7.25%), 10/17/22 (h)	151	124
PowerTeam Services LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.25%), 02/28/25 (h)	233	222
Prairie ECI Acquiror LP
Term Loan B, 7.37%, (3M LIBOR + 4.75%), 03/07/26 (h)	179	179
		3,906
Financials 2.7%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (h)	633	628
Alera Group Holdings Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 07/26/25 (h)	135	136
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (h)	499	477
AqGen Ascensus Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/05/22 (h) (i)	12	12
Term Loan, 6.60%, (3M LIBOR + 4.00%), 12/05/22 (d) (h)	347	346
ASP MCS Acquisition Corp.
Term Loan B, 7.25%, (3M LIBOR + 4.75%), 05/09/24 (h)	545	437
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (h)	579	559
Asurion LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (h)	522	518
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (h)	535	541
Belron Finance US LLC
Term Loan B, 4.99%, (3M LIBOR + 2.25%), 11/15/24 (h)	595	588
Capri Finance LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 10/04/24 (h)	454	446
Citadel Securities LP
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 02/20/26 (h) (i)	33	33
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/20/26 (h)	381	380
CRCI Longhorn Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/02/25 (h) (j)	197	193
Crown Finance US Inc.
Term Loan, 5.00%, (3M LIBOR + 2.50%), 02/05/25 (h)	648	633
DTZ US Borrower LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 08/15/25 (h)	653	646
	Shares/Par[1]	Value ($)
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (h)	356	353
EIG Management Co. LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 01/30/25 (h)	642	639
Franklin Square Holdings LP
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 07/26/25 (h)	123	122
Genworth Financial Inc.
Term Loan, 6.98%, (3M LIBOR + 4.50%), 02/22/23 (h)	429	427
GGC Aperio Holdings LP
Term Loan, 7.31%, (3M LIBOR + 4.75%), 12/31/35 (d) (h) (j)	1,075	1,086
GK Holdings Inc.
1st Lien Term Loan, 8.60%, (3M LIBOR + 6.00%), 01/29/21 (d) (h) (j)	1,462	1,301
IG Investment Holdings LLC
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 05/14/25 (h)	369	366
Ineos US Finance LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 03/31/24 (h)	278	273
iStar Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 06/30/20 (h)	108	107
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 06/30/20 (h)	110	109
Jane Street Group LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 08/25/22 (h)	643	640
Kingpin Intermediate Holdings LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 07/03/24 (h)	649	645
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (h)	269	266
LPL Holdings Inc.
1st Lien Term Loan B, 4.74%, (3M LIBOR + 2.25%), 09/23/24 (h)	429	425
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/04/25 (h)	180	172
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (h)	81	79
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (h)	61	59
Resolute Investment Managers Inc.
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.50%), 04/30/23 (d) (h) (j)	226	225
RSC Acquisition Inc.
1st Lien Term Loan, 6.85%, (3M LIBOR + 4.25%), 11/30/22 (d) (h)	1,124	1,119
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (h)	159	155
StepStone Group LP
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 03/14/25 (d) (h) (j)	1,363	1,359
Travelport Finance Lux SARL
Term Loan B, 5.18%, (3M LIBOR + 2.50%), 03/16/25 (h)	331	331
UPC Financing Partnership
Term Loan AR, 4.98%, (3M LIBOR + 2.50%), 01/15/26 (h)	440	439
VFH Parent LLC
Term Loan B, 6.13%, (3M LIBOR + 3.50%), 03/02/26 (h)	439	440
		17,710
Health Care 2.4%
ADMI Corp.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 04/06/24 (h)	529	523

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Affordable Care Holding Corp.
1st Lien Term Loan, 7.31%, (3M LIBOR + 4.75%), 10/24/22 (d) (h) (j)	227	216
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (h)	100	100
Albany Molecular Research Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/24 (h)	451	443
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (h)	259	240
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (h)	482	480
ATI Holdings Acquisition Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (h)	471	456
Avalign Technologies Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/19/25 (d) (h) (j)	984	974
BioClinica Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.25%), 10/06/23 (h)	262	236
Carestream Health Inc.
1st Lien Term Loan, 8.25%, (1M LIBOR + 5.75%), 02/28/21 (h)	256	250
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (h)	13	13
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (h)	22	22
Civitas Solutions Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 01/30/26 (h) (i)	81	81
Term Loan C, 0.00%, (3M LIBOR + 4.25%), 02/05/26 (h) (i)	5	5
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (h)	240	240
Term Loan C, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (h)	15	15
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/01/25 (h)	409	394
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/09/25 (h)	346	337
1st Lien Delayed Draw Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/01/25 (h)	64	62
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 04/12/24 (h)	450	441
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (h)	319	298
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (h)	420	421
Grifols Worldwide Operations USA Inc.
Term Loan, 4.66%, (3M LIBOR + 2.25%), 01/24/25 (h)	58	58
HLF Financing SARL
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 08/11/25 (h)	481	481
Iqvia Holdings Inc.
Term Loan B-2, 4.60%, (1M LIBOR + 2.00%), 01/17/25 (h)	125	124
Term Loan B-3, 4.25%, (3M LIBOR + 1.75%), 06/07/25 (h)	102	101
Ivory Merger Sub Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/08/25 (h)	1,002	923
Mallinckrodt International Finance SA
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/24/24 (h) (i)	273	253
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 02/24/25 (h) (i)	46	43
	Shares/Par[1]	Value ($)
Term Loan B, 5.69%, (3M LIBOR + 3.00%), 02/24/25 (h)	131	124
MDVIP Inc.
Term Loan, 0.00%, (3M LIBOR + 4.25%), 01/12/24 (d) (h) (i)	220	218
Term Loan, 6.74%, (3M LIBOR + 4.25%), 01/12/24 (h)	889	880
MedPlast Holdings Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 06/26/25 (h)	263	262
NMSC Holdings Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/11/23 (h)	285	285
Orchid Orthopedic Solutions LLC
1st Lien Term Loan, 7.10%, (3M LIBOR + 4.50%), 03/05/26 (h) (j)	179	180
Parexel International Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 08/06/24 (h)	401	386
Pearl Intermediate Parent LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 02/01/25 (h)	376	355
Delayed Draw Term Loan, 5.24%, (3M LIBOR + 2.75%), 02/01/25 (h)	85	80
Press Ganey Holdings Inc.
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 10/17/23 (h)	523	511
Professional Physical Therapy
Term Loan, 0.00%, 12/16/22 (d) (j) (k) (l)	1,622	1,030
Prospect Medical Holdings Inc.
Term Loan B, 7.99%, (3M LIBOR + 5.50%), 02/12/24 (h)	590	535
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (h)	541	534
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (h)	197	194
Syneos Health Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/25/24 (h)	300	298
Tecomet Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 04/18/24 (h)	418	415
Universal Health Services Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 10/24/25 (h)	100	100
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (h)	93	92
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (h)	637	631
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (h)	445	438
		15,778
Industrials 1.8%
Achilles Acquisition LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 10/02/25 (h)	159	157
American Airlines Inc.
Term Loan B, 4.24%, (3M LIBOR + 1.75%), 06/11/25 (h)	314	305
APX Group Inc.
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 03/31/24 (h)	434	422
Term Loan B, 9.50%, (3M LIBOR + 5.00%), 03/31/24 (h)	1	1
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (h)	623	617
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (h)	168	161
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (h)	192	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (h)	324	323
Builders FirstSource Inc.
Term Loan B, 5.60%, (3M LIBOR + 3.00%), 02/29/24 (h)	192	186
CareerBuilder LLC
Term Loan, 0.00%, (3M LIBOR + 6.75%), 08/27/23 (h) (i)	11	11
Term Loan, 9.35%, (3M LIBOR + 6.75%), 08/27/23 (h)	638	638
Comet Acquisition Inc.
Term Loan, 6.10%, (3M LIBOR + 3.50%), 10/23/25 (h)	228	223
Compass Power Generation LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 12/20/24 (h) (i)	—	—
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 12/20/24 (h)	214	214
DAE Aviation Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (h) (i)	65	65
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (h) (i)	35	35
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/31/25 (h)	451	436
EAB Global Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.75%), 08/15/22 (h)	227	221
Edward Don & Co. LLC
Term Loan , 6.74%, (3M LIBOR + 4.25%), 06/25/25 (h)	807	802
Emerald Expositions Holding Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 05/22/24 (h)	479	467
Forming Machining Industries Holdings LLC
Term Loan, 6.95%, (3M LIBOR + 4.25%), 09/24/25 (d) (h) (j)	759	717
Keyw Corp.
1st Lien Term Loan, 6.99%, (3M LIBOR + 4.50%), 04/17/24 (d) (h)	695	696
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (h)	409	391
Prime Security Services Borrower LLC
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 05/02/22 (h)	432	426
RR Donnelley & Sons Co.
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 01/15/24 (h)	219	219
SMG Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/11/25 (h)	398	393
SRS Distribution Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 05/19/25 (h)	459	437
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (h)	527	489
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (h)	432	421
United Rentals North America Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 10/03/25 (h)	150	150
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (h)	466	454
Valet Waste Holdings Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 09/20/25 (h)	812	806
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/22/26 (h)	39	40
	Shares/Par[1]	Value ($)
XPO Logistics Inc.
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 02/23/25 (h)	791	777
		11,884
Information Technology 2.3%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (h)	223	214
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (h)	222	213
Ascend Learning LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 06/29/24 (h)	447	437
Avast Software BV
Term Loan B, 5.11%, (3M LIBOR + 2.50%), 09/30/23 (h)	242	242
Avaya Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 12/14/24 (h)	266	265
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 12/14/24 (h)	161	160
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (h)	380	373
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (h)	30	30
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (h) (i)	278	277
Compuware Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 08/25/25 (h)	259	259
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (h)	794	784
DiscoverOrg LLC
1st Lien Term Loan, 7.24%, (3M LIBOR + 4.50%), 01/29/26 (h)	165	163
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (h)	244	243
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (h)	496	494
Flexential Intermediate Corp.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 07/24/24 (h)	448	409
IG Investment Holdings LLC
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 05/14/25 (h)	265	263
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (h)	206	203
MA FinanceCo. LLC
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (h)	57	55
Mediaocean LLC
1st Lien Term Loan, 6.75%, (3M LIBOR + 4.25%), 08/04/22 (h)	231	230
MH Sub I LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/09/24 (h)	484	477
Microchip Technology Inc.
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 05/16/25 (h)	383	378
Netsmart Technologies Inc.
Term Loan D-1, 6.25%, (3M LIBOR + 3.75%), 04/19/23 (d) (h) (j)	220	218
NeuStar Inc.
Term Loan B-4, 6.00%, (3M LIBOR + 3.50%), 08/08/24 (h)	431	415
Omnitracs Inc.
Term Loan B, 5.36%, (3M LIBOR + 2.75%), 03/13/25 (h)	512	498

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Plantronics Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 06/01/25 (h)	379	371
PSAV Holdings LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 02/23/25 (h)	106	103
1st Lien Term Loan, 5.88%, (3M LIBOR + 3.25%), 02/23/25 (h)	55	53
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.25%), 02/23/25 (h)	59	57
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (h)	656	641
Red Ventures LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 11/08/24 (h)	644	639
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (h)	426	414
RevSpring Inc.
1st Lien Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/05/25 (d) (h) (j)	297	293
Riverbed Technology Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 04/22/22 (h)	298	270
Sabre GLBL Inc.
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 02/22/24 (h)	582	577
Seattle Spinco Inc.
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (h)	383	373
Skillsoft Corp.
1st Lien Term Loan, 7.24%, (1M LIBOR + 4.75%), 04/22/21 (h)	103	86
Sophia LP
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (h)	226	225
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (h)	134	133
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (h)	185	184
Term Loan B-5, 4.75%, (3M LIBOR + 2.25%), 04/16/25 (h)	199	197
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (h)	307	302
VT TopCo Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/02/25 (h)	173	171
Delayed Draw Term Loan, 6.37%, (3M LIBOR + 3.75%), 08/02/25 (h)	3	3
Delayed Draw Term Loan, 6.55%, (3M LIBOR + 3.75%), 08/02/25 (h)	22	22
Web.com Group Inc.
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/17/25 (h)	399	393
Weld North Education LLC
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 02/08/25 (h)	1,206	1,194
Western Digital Corp.
Term Loan B-4, 4.25%, (3M LIBOR + 1.75%), 04/29/23 (h)	461	448
WEX Inc.
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 06/30/24 (h)	478	473
		14,922
Materials 1.4%
Anchor Glass Container Corp.
1st Lien Term Loan, 5.23%, (1M LIBOR + 2.75%), 12/07/23 (h)	261	208
1st Lien Term Loan, 5.25%, (1M LIBOR + 2.75%), 12/07/23 (h)	71	56
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (h)	387	387
	Shares/Par[1]	Value ($)
Berlin Packaging LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 11/01/25 (h)	354	343
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 11/01/25 (h)	73	71
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.00%), 11/01/25 (h)	46	45
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (h)	340	332
Consolidated Container Co. LLC
1st Lien Term Loan, 5.25%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (h)	591	580
Emerald Performance Materials LLC
1st Lien Term Loan, 6.00%, (1M LIBOR + 3.50%), 07/23/21 (h)	432	428
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.00%), 12/15/23 (h)	575	556
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 12/29/23 (h)	1	1
Incremental Term Loan, 5.74%, (3M LIBOR + 3.25%), 06/20/25 (h)	—	—
Incremental Term Loan, 5.88%, (3M LIBOR + 3.25%), 06/20/25 (h)	44	42
GrafTech Finance Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/01/25 (h)	598	596
GYP Holdings III Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 05/15/25 (h)	199	192
H.B. Fuller Co.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 10/11/24 (h)	555	544
Loparex Holding BV
Term Loan, 6.75%, (3M LIBOR + 4.25%), 03/29/25 (h)	359	358
Messer Industries GmbH
Term Loan, 5.10%, (3M LIBOR + 2.50%), 10/10/25 (h)	667	652
PLZ Aeroscience Corp.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 07/31/22 (h)	454	450
PQ Corp.
Term Loan B, 5.24%, (3M LIBOR + 2.50%), 02/08/25 (h)	437	432
Prince Minerals Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (h)	66	64
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (h)	194	193
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (h)	397	390
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (h)	645	635
Univar Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 07/01/24 (h)	478	472
Wheel Pros LLC
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 04/04/25 (d) (h) (j)	981	972
		8,999
Real Estate 0.3%
Capital Automotive LP
2nd Lien Term Loan, 8.50%, (3M LIBOR + 6.00%), 03/21/25 (h)	550	549
Forest City Enterprises LP
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 10/24/25 (h)	299	300
Iron Mountain Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/02/26 (h)	82	79
Realogy Group LLC
Term Loan B, 4.73%, (3M LIBOR + 2.25%), 01/25/25 (h)	397	385

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 12/13/24 (h)	720	706
		2,019
Utilities 0.2%
Calpine Corp.
Term Loan B-5, 5.11%, (3M LIBOR + 2.50%), 05/23/22 (h)	597	590
Talen Energy Supply LLC
Term Loan B-2, 0.00%, (3M LIBOR + 4.00%), 04/06/24 (h) (i)	200	198
Vistra Energy Corp.
Lien Term Loan B-3, 4.48%, (3M LIBOR + 2.00%), 12/11/25 (h)	216	213
Lien Term Loan B-3, 4.50%, (3M LIBOR + 2.00%), 12/11/25 (h)	77	76
Vistra Operations Co. LLC
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 12/14/23 (h)	75	75
		1,152
Total Senior Loan Interests (cost $119,393)		114,829
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (j) (k) (m)	3,600	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.6%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (n) (o)	13,978	13,978
Securities Lending Collateral 3.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (n) (o)	23,052	23,052
Total Short Term Investments (cost $37,030)		37,030
Total Investments 101.4% (cost $670,598)		666,900
Other Assets and Liabilities, Net (1.4)%		(9,306)
Total Net Assets 100.0%		657,594

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $211,400 and 32.1%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Affordable Care Holding Corp., 1st Lien Term Loan, 7.31%, 10/24/22	11/01/16	228	216	—
AMCP Clean Acquisition Co. LLC, Delayed Draw Term Loan, 0.00%, 07/10/25	07/11/18	—	—	—
AMCP Clean Acquisition Co. LLC, Term Loan , 6.85%, 07/10/25	07/17/18	448	445	0.1
American Bath Group LLC, Term Loan B, 6.85%, 09/30/23	06/25/18	1,421	1,400	0.2
AqGen Ascensus Inc., Term Loan, 6.60%, 12/05/22	01/30/18	348	346	0.1
Avalign Technologies Inc., Term Loan B, 7.00%, 12/19/25	12/26/18	975	974	0.2
Beazer Homes USA Inc., 7.25%, 02/01/23	02/27/17	2,542	2,373	0.4
CEC Entertainment Inc., 8.00%, 02/15/22	09/06/16	966	923	0.1
EIG Investors Corp., 10.88%, 02/01/24	04/18/18	1,879	1,849	0.3
Fly Leasing Ltd., 6.38%, 10/15/21	05/02/16	2,297	2,327	0.4
Forming Machining Industries Holdings LLC, Term Loan, 6.95%, 09/24/25	10/17/18	755	717	0.1
GGC Aperio Holdings LP, Term Loan, 7.31%, 12/31/35	12/21/18	1,070	1,086	0.2
GK Holdings Inc., 1st Lien Term Loan, 8.60%, 01/29/21	11/15/16	1,460	1,301	0.2
Keyw Corp., 1st Lien Term Loan, 6.99%, 04/17/24	06/15/18	695	696	0.1
MDVIP Inc., Term Loan, 0.00%, 01/12/24	11/06/18	219	218	—
MHVC Acquisitiion Corp., Term Loan, 7.75%, 04/23/24	05/18/17	1,208	1,167	0.2
Mobile Mini Inc., 5.88%, 07/01/24	08/22/16	2,434	2,477	0.4
Netsmart Technologies Inc., Term Loan D-1, 6.25%, 04/19/23	07/25/18	220	218	—
Next Level Apparel Inc., Term Loan, 8.41%, 06/26/24	08/20/18	733	726	0.1
Paradigm Acquisition Corp., 2nd Lien Term Loan, 10.10%, 10/23/26	11/06/18	529	525	0.1
PlayPower Inc., 1st Lien Term Loan, 7.25%, 06/23/21	09/30/16	1,692	1,700	0.3
Professional Physical Therapy, Term Loan, 0.00%, 12/16/22	12/19/16	1,484	948	0.1
Professional Physical Therapy, Term Loan, 0.00%, 12/16/22	01/26/18	128	82	—
Quidditch Acquisition Inc., Term Loan B, 9.49%, 03/15/25	04/05/18	638	648	0.1
Resolute Investment Managers Inc., 2nd Lien Term Loan, 10.24%, 04/30/23	07/24/18	229	225	—
RevSpring Inc., 1st Lien Term Loan, 6.75%, 10/05/25	10/19/18	296	293	—
Rodan & Fields LLC, Term Loan B, 6.48%, 06/07/25	06/28/18	247	216	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
RSC Acquisition Inc., 1st Lien Term Loan, 6.85%, 11/30/22	03/15/18	1,122	1,119	0.2
SHO Holding I Corp., Term Loan, 7.74%, 10/27/22	07/20/16	1,188	1,105	0.2
StepStone Group LP, Term Loan B, 6.50%, 03/14/25	04/04/18	1,368	1,359	0.2
Strategic Partners Inc., Term Loan, 6.25%, 06/09/23	08/11/16	713	710	0.1
TGP Holdings III LLC, 2nd Lien Term Loan, 11.10%, 09/16/25	09/27/17	207	200	—
Vestcom Parent Holdings Inc., 1st Lien Term Loan, 6.50%, 12/15/23	01/17/17	448	429	0.1
Wheel Pros LLC, 1st Lien Term Loan, 7.25%, 04/04/25	04/26/18	973	972	0.1
World Triathlon Corp., Term Loan, 6.60%, 06/25/21	10/19/18	203	201	—
		31,363	30,191	4.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

AMCP Clean Acquisition Co. LLC – Delayed Draw Term Loan‡	66	—
DentalCorp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	23	(1)
Pearl Intermediate Parent LLC – Delayed Draw Term Loan	26	(1)
VT TopCo Inc. – Delayed Draw Term Loan	18	—
	133	(2)

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.5%
Communication Services 8.0%
Activision Blizzard Inc.	16	734
AH Belo Corp. - Class A	3	10
Alaska Communications Systems Group Inc. (a)	3	6
Alphabet Inc. - Class A (a)	6	7,047
Alphabet Inc. - Class C (a)	6	7,440
Altice USA Inc. - Class A	29	620
AMC Entertainment Holdings Inc. - Class A	6	94
AMC Networks Inc. - Class A (a)	5	291
AT&T Inc.	269	8,442
ATN International Inc.	3	145
Boingo Wireless Inc. (a)	4	89
Cable One Inc.	1	660
Cargurus Inc. - Class A (a)	3	122
Cars.com Inc. (a)	9	207
CBS Corp. - Class A	—	10
CBS Corp. - Class B	17	819
CenturyLink Inc.	65	781
Charter Communications Inc. - Class A (a)	7	2,509
Cincinnati Bell Inc. (a)	4	43
Cinemark Holdings Inc.	14	564
Clear Channel Outdoor Holdings Inc. - Class A (a)	5	28
Cogent Communications Group Inc.	5	252
Comcast Corp. - Class A	190	7,588
comScore Inc. (a)	7	137
Consolidated Communications Holdings Inc.	13	143
DHI Group Inc. (a)	—	1
Discovery Inc. - Class A (a)	12	333
Discovery Inc. - Class C (a)	24	623
DISH Network Corp. - Class A (a)	15	481
Electronic Arts Inc. (a)	9	892
Emerald Expositions Events Inc.	11	138
Entercom Communications Corp. - Class A	15	80
Entravision Communications Corp. - Class A	6	18
EW Scripps Co. - Class A	8	163
Facebook Inc. - Class A (a)	69	11,495
Fox Corp. - Class A (a)	14	510
Fox Corp. - Class B (a)	6	225
Frontier Communications Corp. (a)	2	5
Gannett Co. Inc.	20	208
GCI Liberty Inc. - Class A (a)	9	519
Glu Mobile Inc. (a)	—	1
GoDaddy Inc. - Class A (a)	6	422
Gray Television Inc. (a)	11	244
GTT Communications Inc. (a)	8	262
IAC/InterActiveCorp. (a)	4	743
IDT Corp. - Class B	3	18
IMAX Corp. (a)	9	199
Intelsat SA (a)	10	157
Interpublic Group of Cos. Inc.	23	485
Iridium Communications Inc. (a)	11	282
John Wiley & Sons Inc. - Class A	6	244
John Wiley & Sons Inc. - Class B	—	4
Liberty Braves Group - Class A (a)	—	10
Liberty Braves Group - Class C (a)	3	79
Liberty Broadband Corp. - Class A (a)	1	111
Liberty Broadband Corp. - Class C (a)	5	501
Liberty Latin America Ltd. - Class C (a)	10	193
Liberty Media Corp. - Class A (a)	1	31
Liberty Media Corp. - Class C (a)	11	384
Liberty SiriusXM Group - Class A (a)	4	137
Liberty SiriusXM Group - Class C (a)	8	309
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	103
Lions Gate Entertainment Corp. - Class A	5	71
Lions Gate Entertainment Corp. - Class B	8	128
Live Nation Inc. (a)	12	768
Madison Square Garden Co. - Class A (a)	1	359
Marchex Inc. - Class B (a)	3	13
Marcus Corp.	3	137
Match Group Inc.	5	279
McClatchy Co. - Class A (a)	1	3
Meet Group Inc. (a)	6	32
	Shares/Par[1]	Value ($)
Meredith Corp.	4	211
MSG Networks Inc. - Class A (a)	6	125
National CineMedia Inc.	5	39
Netflix Inc. (a)	9	3,100
New Media Investment Group Inc.	6	65
New York Times Co. - Class A	8	268
News Corp. - Class A	34	418
News Corp. - Class B	10	125
NexStar Media Group Inc. - Class A	6	643
Omnicom Group Inc.	12	855
ORBCOMM Inc. (a)	6	38
pdvWireless Inc. (a)	1	53
QuinStreet Inc. (a)	2	31
Reading International Inc. - Class A (a)	2	29
Rosetta Stone Inc. (a)	2	35
Scholastic Corp.	3	139
Shenandoah Telecommunications Co.	9	410
Sinclair Broadcast Group Inc. - Class A	11	416
Sirius XM Holdings Inc.	52	297
Snap Inc. - Class A (a)	15	170
Spok Holdings Inc.	2	28
Sprint Corp. (a)	53	297
Take-Two Interactive Software Inc. (a)	3	290
TechTarget Inc. (a)	2	34
Tegna Inc.	27	385
Telephone & Data Systems Inc.	9	288
T-Mobile US Inc. (a)	20	1,369
Townsquare Media Inc. - Class A	2	9
Trade Desk Inc. - Class A (a)	1	198
Travelzoo Inc. (a)	1	14
Tribune Media Co. - Class A	3	129
Tribune Publishing Co. (a)	5	58
TripAdvisor Inc. (a)	7	350
TrueCar Inc. (a)	12	81
Twilio Inc. - Class A (a)	1	128
Twitter Inc. (a)	22	714
US Cellular Corp. (a)	2	109
VeriSign Inc. (a)	4	720
Verizon Communications Inc.	179	10,559
Viacom Inc. - Class A	1	43
Viacom Inc. - Class B	39	1,093
Vonage Holdings Corp. (a)	18	176
Walt Disney Co.	72	7,942
World Wrestling Entertainment Inc. - Class A	3	232
Yelp Inc. - Class A (a)	6	212
Zayo Group Holdings Inc. (a)	21	597
Zedge Inc. - Class B (a)	1	1
Zillow Group Inc. - Class A (a)	4	126
Zillow Group Inc. - Class C (a)	9	324
Zynga Inc. - Class A (a)	68	361
		95,515
Consumer Discretionary 13.5%
1-800-Flowers.com Inc. - Class A (a)	4	65
Aaron's Inc.	8	395
Abercrombie & Fitch Co. - Class A	9	253
Acushnet Holdings Corp.	8	181
Adient Plc	6	73
Adtalem Global Education Inc. (a)	6	266
Advance Auto Parts Inc.	5	789
Amazon.com Inc. (a)	16	28,310
American Axle & Manufacturing Holdings Inc. (a)	17	238
American Eagle Outfitters Inc.	23	506
American Outdoor Brands Corp. (a)	6	60
American Public Education Inc. (a)	2	57
America's Car-Mart Inc. (a)	1	89
Aptiv Plc	15	1,192
Aramark Corp.	23	674
Asbury Automotive Group Inc. (a)	3	215
Ascena Retail Group Inc. (a)	28	30
Ascent Capital Group Inc. - Class A (a)	1	1
At Home Group Inc. (a)	7	118
Autoliv Inc.	9	658
AutoNation Inc. (a)	13	449
AutoZone Inc. (a)	1	1,026

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Barnes & Noble Education Inc. (a)	6	26
Barnes & Noble Inc.	6	33
Bassett Furniture Industries Inc.	—	8
BBX Capital Corp. - Class A	3	18
Beazer Homes USA Inc. (a)	7	78
Bed Bath & Beyond Inc.	17	296
Belmond Ltd. - Class A (a)	11	266
Best Buy Co. Inc.	19	1,368
Big 5 Sporting Goods Corp.	2	8
Big Lots Inc.	6	244
Biglari Holdings Inc. - Class A (a)	—	8
Biglari Holdings Inc. - Class B (a)	—	16
BJ's Restaurants Inc.	5	217
Bloomin' Brands Inc.	9	186
Booking Holdings Inc. (a)	2	2,750
Boot Barn Holdings Inc. (a)	4	105
BorgWarner Inc.	17	666
Bridgepoint Education Inc. (a)	4	27
Bright Horizons Family Solutions Inc. (a)	7	858
Brinker International Inc.	5	222
Brunswick Corp.	11	547
Buckle Inc.	1	25
Build-A-Bear Workshop Inc. (a)	2	13
Burlington Stores Inc. (a)	4	688
Caesars Entertainment Corp. (a)	42	365
Caleres Inc.	5	119
Callaway Golf Co.	12	193
Capri Holdings Ltd. (a)	11	491
Career Education Corp. (a)	9	150
Carmax Inc. (a)	13	926
Carnival Plc	12	609
Carriage Services Inc.	2	40
Carrol's Restaurant Group Inc. (a)	5	51
Carter's Inc.	7	675
Cato Corp. - Class A	2	34
Cavco Industries Inc. (a)	1	141
Century Communities Inc. (a)	4	98
Cheesecake Factory Inc.	6	272
Chegg Inc. (a)	4	168
Chico's FAS Inc.	23	97
Childrens Place Retail Stores Inc.	2	213
Chipotle Mexican Grill Inc. (a)	1	569
Choice Hotels International Inc.	6	431
Chuy's Holdings Inc. (a)	2	42
Citi Trends Inc.	2	36
Collectors Universe Inc.	—	5
Columbia Sportswear Co.	6	634
Conn's Inc. (a)	4	99
Container Store Group Inc. (a)	3	26
Cooper Tire & Rubber Co.	6	182
Cooper-Standard Holding Inc. (a)	3	142
Core-Mark Holding Co. Inc.	6	215
Cracker Barrel Old Country Store Inc.	4	639
Crocs Inc. (a)	14	353
CSS Industries Inc.	—	2
Culp Inc.	2	29
D.R. Horton Inc.	22	925
Dana Holding Corp.	21	375
Darden Restaurants Inc.	7	859
Dave & Buster's Entertainment Inc.	7	332
Deckers Outdoor Corp. (a)	5	670
Del Frisco's Restaurant Group Inc. (a)	3	18
Del Taco Restaurants Inc. (a)	3	29
Delphi Technologies Plc	6	116
Denny's Corp. (a)	8	142
Destination Maternity Corp. (a)	1	2
Destination XL Group Inc. (a)	3	7
Dick's Sporting Goods Inc.	10	351
Dillard's Inc. - Class A	4	269
Dine Brands Global Inc.	2	194
Dollar General Corp.	11	1,347
Dollar Tree Inc. (a)	14	1,457
Domino's Pizza Inc.	2	568
Dorman Products Inc. (a)	3	292
DSW Inc. - Class A	8	186
	Shares/Par[1]	Value ($)
Dunkin' Brands Group Inc.	9	683
eBay Inc.	34	1,255
El Pollo Loco Holdings Inc. (a)	2	22
Eldorado Resorts Inc. (a)	4	170
Escalade Inc.	1	10
Ethan Allen Interiors Inc.	3	65
Etsy Inc. (a)	5	366
Expedia Group Inc.	5	647
Express Inc. (a)	8	33
Famous Dave's Of America Inc. (a)	1	4
Fiesta Restaurant Group Inc. (a)	3	37
Five Below Inc. (a)	6	743
Flexsteel Industries Inc.	1	17
Floor & Decor Holdings Inc. (a)	6	253
Foot Locker Inc.	12	748
Ford Motor Co.	196	1,722
Fossil Group Inc. (a)	5	71
Fox Factory Holding Corp. (a)	4	266
Francesca's Holdings Corp. (a)	6	4
Fred's Inc. - Class A (a)	4	9
Frontdoor Inc. (a)	5	160
FTD Cos. Inc. (a)	3	2
GameStop Corp. - Class A	12	122
Gap Inc.	41	1,069
Garmin Ltd.	11	926
Garrett Motion Inc. (a)	3	38
General Motors Co.	69	2,543
Genesco Inc. (a)	4	190
Gentex Corp.	32	666
Gentherm Inc. (a)	4	148
Genuine Parts Co.	9	1,020
G-III Apparel Group Ltd. (a)	8	301
Goodyear Tire & Rubber Co.	27	491
GoPro Inc. - Class A (a)	8	51
Graham Holdings Co.	—	278
Grand Canyon Education Inc. (a)	6	640
Green Brick Partners Inc. (a)	1	6
Group 1 Automotive Inc.	2	143
Groupon Inc. - Class A (a)	49	175
GrubHub Inc. (a)	5	327
Guess Inc.	7	141
H&R Block Inc.	20	483
Habit Restaurants Inc. - Class A (a)	1	13
Hamilton Beach Brands Holding Co.	1	21
HanesBrands Inc.	42	758
Harley-Davidson Inc.	17	597
Hasbro Inc.	6	471
Haverty Furniture Cos. Inc.	2	34
Helen of Troy Ltd. (a)	2	279
Hibbett Sports Inc. (a)	2	43
Hilton Grand Vacations Inc. (a)	11	345
Hilton Worldwide Holdings Inc.	14	1,175
Home Depot Inc.	48	9,179
Hooker Furniture Corp.	1	39
Horizon Global Corp. (a)	2	3
Houghton Mifflin Harcourt Co. (a)	14	104
Hyatt Hotels Corp. - Class A	4	276
Installed Building Products Inc. (a)	3	132
International Game Technology Plc	17	219
iRobot Corp. (a)	3	341
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a)	39	58
Jack in the Box Inc.	3	239
Johnson Outdoors Inc. - Class A	1	69
K12 Inc. (a)	5	156
KB Home	7	173
Kirkland's Inc. (a)	1	11
Kohl's Corp.	18	1,270
Kona Grill Inc. (a)	1	1
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a)	1	25
Las Vegas Sands Corp.	19	1,145
La-Z-Boy Inc.	5	166
LCI Industries	3	252
Leaf Group Ltd. (a)	1	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Lear Corp.	9	1,155
Leggett & Platt Inc.	12	507
Lennar Corp. - Class A	12	585
Lennar Corp. - Class B	1	41
LGI Homes Inc. (a)	1	76
Libbey Inc. (a)	2	7
Liberty Expedia Holdings Inc. - Class A (a)	4	191
Liberty Tax Inc. - Class A	1	9
Lifetime Brands Inc.	1	10
Limited Brands Inc.	17	471
Lindblad Expeditions Holdings Inc. (a)	3	44
Liquidity Services Inc. (a)	4	31
Lithia Motors Inc. - Class A	3	270
LKQ Corp. (a)	24	675
Lowe's Cos. Inc.	36	3,948
Luby's Inc. (a)	1	2
Lululemon Athletica Inc. (a)	6	905
Lumber Liquidators Holdings Inc. (a)	1	10
M/I Homes Inc. (a)	2	58
Macy's Inc.	42	998
Malibu Boats Inc. - Class A (a)	2	64
Marine Products Corp.	2	23
MarineMax Inc. (a)	3	54
Marriott International Inc. - Class A	10	1,192
Marriott Vacations Worldwide Corp.	5	455
Mattel Inc. (a)	15	195
McDonald's Corp.	23	4,393
MDC Holdings Inc.	10	299
Meritage Homes Corp. (a)	4	200
MGM Resorts International	22	568
Michaels Cos. Inc. (a)	17	194
Modine Manufacturing Co. (a)	4	62
Mohawk Industries Inc. (a)	4	553
Monarch Casino & Resort Inc. (a)	1	31
Monro Inc.	3	243
Motorcar Parts of America Inc. (a)	2	37
Movado Group Inc.	1	40
Murphy USA Inc. (a)	5	419
Nathan's Famous Inc.	1	41
National Vision Holdings Inc. (a)	3	91
Nautilus Inc. (a)	3	19
New Home Co. Inc. (a)	1	4
Newell Brands Inc.	8	119
Nike Inc. - Class B	48	4,053
Nordstrom Inc.	19	845
Norwegian Cruise Line Holdings Ltd. (a)	19	1,031
NVR Inc. (a)	—	443
Office Depot Inc.	82	298
Ollie's Bargain Outlet Holdings Inc. (a)	6	488
O'Reilly Automotive Inc. (a)	4	1,622
Overstock.com Inc. (a)	2	29
Oxford Industries Inc.	2	149
Papa John's International Inc.	4	188
Party City Holdco Inc. (a)	18	139
Penn National Gaming Inc. (a)	5	104
Penske Automotive Group Inc.	10	456
PetMed Express Inc.	2	52
Pico Holdings Inc. (a)	3	33
Pier 1 Imports Inc. (a)	9	7
Planet Fitness Inc. - Class A (a)	8	573
Playa Hotels & Resorts NV (a)	4	32
Polaris Industries Inc.	7	632
Pool Corp.	4	579
Potbelly Corp. (a)	2	18
Pulte Homes Inc.	28	784
PVH Corp.	5	584
Quotient Technology Inc. (a)	7	72
Qurate Retail Group Inc. - Class A (a)	37	586
Ralph Lauren Corp. - Class A	3	428
RCI Hospitality Holdings Inc.	1	19
Red Lion Hotels Corp. (a)	2	17
Red Robin Gourmet Burgers Inc. (a)	1	42
Red Rock Resorts Inc. - Class A	9	233
Regis Corp. (a)	4	79
Rent-A-Center Inc. (a)	6	116
	Shares/Par[1]	Value ($)
RH (a)	3	293
Rocky Brands Inc.	1	15
Ross Stores Inc.	17	1,610
Royal Caribbean Cruises Ltd.	8	929
RTW Retailwinds Inc. (a)	5	12
Ruth's Hospitality Group Inc.	5	122
Sally Beauty Holdings Inc. (a)	12	230
Scientific Games Corp. - Class A (a)	8	165
Sears Hometown and Outlet Stores Inc. (a)	—	1
SeaWorld Entertainment Inc. (a)	9	230
Sequential Brands Group Inc. (a)	3	3
Service Corp. International	16	651
ServiceMaster Global Holdings Inc. (a)	9	433
Shake Shack Inc. - Class A (a)	3	148
Shiloh Industries Inc. (a)	1	4
Shoe Carnival Inc.	2	59
Shutterfly Inc. (a)	5	213
Shutterstock Inc.	2	113
Signet Jewelers Ltd.	9	236
Six Flags Entertainment Corp.	9	437
Skechers U.S.A. Inc. - Class A (a)	16	528
Skyline Corp.	7	125
Sleep Number Corp. (a)	5	246
Sonic Automotive Inc. - Class A	4	65
Sotheby's (a)	5	196
Speedway Motorsports Inc.	3	45
Sportsman's Warehouse Holdings Inc. (a)	3	15
Stage Stores Inc.	3	3
Stamps.com Inc. (a)	2	164
Standard Motor Products Inc.	2	118
Starbucks Corp.	61	4,549
Steven Madden Ltd.	6	215
Stoneridge Inc. (a)	3	89
Strategic Education Inc.	2	312
Strattec Security Corp.	—	7
Superior Industries International Inc.	2	9
Superior Uniform Group Inc.	1	17
Tapestry Inc.	18	577
Target Corp.	24	1,947
Taylor Morrison Home Corp. - Class A (a)	14	241
Tempur Sealy International Inc. (a)	6	324
Tenneco Inc.	8	172
Tesla Inc. (a)	1	379
Texas Roadhouse Inc.	8	498
Thor Industries Inc.	6	349
Tiffany & Co.	9	928
Tile Shop Holdings Inc.	6	34
Tilly's Inc. - Class A	1	12
TJX Cos. Inc.	55	2,938
Toll Brothers Inc.	8	289
TopBuild Corp. (a)	4	267
Tower International Inc.	3	54
Tractor Supply Co.	8	765
TRI Pointe Homes Inc. (a)	16	201
Tuesday Morning Corp. (a)	4	9
Tupperware Brands Corp.	4	99
Ulta Beauty Inc. (a)	4	1,234
Under Armour Inc. - Class A (a)	6	134
Under Armour Inc. - Class C (a)	13	245
Unifi Inc. (a)	2	41
Universal Electronics Inc. (a)	1	31
Universal Technical Institute Inc. (a)	2	6
Urban Outfitters Inc. (a)	14	414
Vail Resorts Inc.	2	418
Veoneer Inc. (a)	6	145
Vera Bradley Inc. (a)	3	41
VF Corp.	11	929
Vista Outdoor Inc. (a)	6	49
Visteon Corp. (a)	4	270
Vitamin Shoppe Inc. (a)	2	15
VOXX International Corp. - Class A (a)	2	9
Wayfair Inc. - Class A (a)	3	387
Weight Watchers International Inc. (a)	6	117
Wendy's Co.	36	639
Weyco Group Inc.	1	29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Whirlpool Corp.	6	821
William Lyon Homes - Class A (a)	2	33
Williams-Sonoma Inc.	13	706
Wingstop Inc.	3	206
Winmark Corp.	—	47
Winnebago Industries Inc.	7	207
Wolverine World Wide Inc.	9	315
Wyndham Destinations Inc.	7	265
Wyndham Hotels & Resorts Inc.	9	453
Wynn Resorts Ltd.	5	616
Yum! Brands Inc.	11	1,145
Zagg Inc. (a)	4	34
Zumiez Inc. (a)	3	83
		161,947
Consumer Staples 6.6%
Alico Inc.	1	22
Altria Group Inc.	84	4,821
Andersons Inc.	3	105
Archer-Daniels-Midland Co.	17	717
Avon Products Inc. (a)	42	124
B&G Foods Inc.	7	179
BJ's Wholesale Club Holdings Inc. (a)	2	64
Boston Beer Co. Inc. - Class A (a)	1	295
Brown-Forman Corp. - Class A	3	161
Brown-Forman Corp. - Class B	17	901
Bunge Ltd.	12	642
Calavo Growers Inc.	2	139
Cal-Maine Foods Inc.	3	118
Campbell Soup Co.	18	693
Casey's General Stores Inc.	5	583
Central Garden & Pet Co. (a)	1	29
Central Garden & Pet Co. - Class A (a)	5	122
Chefs' Warehouse Inc. (a)	3	79
Church & Dwight Co. Inc.	12	859
Clorox Co.	8	1,235
Coca-Cola Co.	151	7,057
Coca-Cola Consolidated Inc.	1	294
Colgate-Palmolive Co.	25	1,705
ConAgra Brands Inc.	24	653
Constellation Brands Inc. - Class A	4	740
Costco Wholesale Corp.	15	3,734
Coty Inc. - Class A	28	319
Craft Brewers Alliance Inc. (a)	1	21
Darling Ingredients Inc. (a)	14	313
Dean Foods Co.	13	40
Edgewell Personal Care Co. (a)	6	274
Energizer Holdings Inc.	5	246
Estee Lauder Cos. Inc. - Class A	7	1,241
Farmer Bros. Co. (a)	2	31
Flowers Foods Inc.	20	417
Fresh Del Monte Produce Inc.	5	148
General Mills Inc.	26	1,342
Hain Celestial Group Inc. (a)	9	206
Hershey Co.	6	668
Hormel Foods Corp.	24	1,080
Hostess Brands Inc. - Class A (a)	14	173
Ingles Markets Inc. - Class A	2	51
Ingredion Inc.	6	565
Inter Parfums Inc.	3	201
J&J Snack Foods Corp.	2	268
JM Smucker Co.	8	937
John B. Sanfilippo & Son Inc.	1	62
Kellogg Co.	15	845
Keurig Dr Pepper Inc.	11	303
Kimberly-Clark Corp.	11	1,400
Kraft Heinz Foods Co.	12	402
Kroger Co.	86	2,106
Lamb Weston Holdings Inc.	6	456
Lancaster Colony Corp.	3	500
Landec Corp. (a)	3	33
Limoneira Co.	1	25
Mannatech Inc.	—	5
McCormick & Co. Inc.	6	879
Medifast Inc.	1	153
	Shares/Par[1]	Value ($)
MGP Ingredients Inc.	2	145
Molson Coors Brewing Co. - Class B	14	844
Mondelez International Inc. - Class A	25	1,230
Monster Beverage Corp. (a)	11	576
National Beverage Corp.	2	127
Natural Grocers by Vitamin Cottage Inc. (a)	2	25
Natural Health Trends Corp.	—	2
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises Inc. - Class A	6	298
Oil-Dri Corp. of America	—	12
Orchids Paper Products Co. (a)	1	1
PepsiCo Inc.	62	7,569
Performance Food Group Co. (a)	12	459
Philip Morris International Inc.	45	3,961
Pilgrim's Pride Corp. (a)	18	391
Post Holdings Inc. (a)	9	1,033
PriceSmart Inc.	4	235
Primo Water Corp. (a)	2	37
Procter & Gamble Co.	76	7,867
Pyxus International Inc. (a)	1	21
Revlon Inc. - Class A (a)	3	65
Rite Aid Corp. (a)	93	59
Sanderson Farms Inc.	3	445
Seneca Foods Corp. - Class A (a)	1	17
Simply Good Foods Co. (a)	7	141
Smart & Final Stores Inc. (a)	14	68
SpartanNash Co.	6	88
Spectrum Brands Holdings Inc.	5	295
Sprouts Farmers Market Inc. (a)	15	331
Sysco Corp.	22	1,453
Tootsie Roll Industries Inc.	3	116
TreeHouse Foods Inc. (a)	6	379
Tyson Foods Inc. - Class A	21	1,469
United Natural Foods Inc. (a)	6	76
Universal Corp.	4	213
US Foods Holding Corp. (a)	18	630
USANA Health Sciences Inc. (a)	3	268
Vector Group Ltd.	14	150
Village Super Market Inc. - Class A	1	27
Walgreens Boots Alliance Inc.	27	1,720
Walmart Inc.	40	3,907
WD-40 Co.	1	180
Weis Markets Inc.	5	197
		78,915
Energy 5.0%
Abraxas Petroleum Corp. (a)	13	16
Adams Resources & Energy Inc.	—	10
Anadarko Petroleum Corp.	15	694
Antero Resources Corp. (a)	25	217
Apache Corp.	31	1,067
Apergy Corp. (a)	6	234
Approach Resources Inc. (a)	6	2
Arch Coal Inc. - Class A	3	256
Archrock Inc.	19	183
Baker Hughes a GE Co. LLC - Class A	7	204
Bonanza Creek Energy Inc. (a)	1	21
Bristow Group Inc. (a)	5	6
C&J Energy Services Inc. (a)	11	169
Cabot Oil & Gas Corp.	17	433
Cactus Inc. - Class A (a)	1	28
California Resources Corp. (a)	5	134
Callon Petroleum Co. (a)	33	248
CARBO Ceramics Inc. (a)	2	7
Carrizo Oil & Gas Inc. (a)	15	186
Centennial Resource Development Inc. - Class A (a)	20	175
Cheniere Energy Inc. (a)	11	726
Chesapeake Energy Corp. (a)	104	323
Chevron Corp.	52	6,374
Cimarex Energy Co.	9	602
Clean Energy Fuels Corp. (a)	22	69
Cloud Peak Energy Inc. (a)	5	1
CNX Resources Corp. (a)	22	241
Concho Resources Inc.	12	1,371
ConocoPhillips Co.	51	3,429

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CONSOL Energy Inc. (a)	5	160
Contango Oil & Gas Co. (a)	2	8
Continental Resources Inc. (a)	13	594
Core Laboratories NV	4	277
CVR Energy Inc.	9	358
Dawson Geophysical Co. (a)	3	7
Delek US Holdings Inc.	10	355
Denbury Resources Inc. (a)	68	139
Devon Energy Corp.	25	789
DHT Holdings Inc.	22	100
Diamond Offshore Drilling Inc. (a)	16	166
Diamondback Energy Inc.	9	957
DMC Global Inc.	2	110
Dorian LPG Ltd. (a)	5	35
Dril-Quip Inc. (a)	4	187
EnCana Corp.	27	195
EnLink Midstream LLC	23	300
Ensco Plc - Class A	58	226
EOG Resources Inc.	22	2,141
EP Energy Corp. - Class A (a)	13	3
EQT Corp.	12	251
Equitrans Midstream Corp.	7	150
Era Group Inc. (a)	2	18
Evolution Petroleum Corp.	3	18
Exterran Corp. (a)	5	87
Extraction Oil & Gas Inc. (a)	11	45
Exxon Mobil Corp.	120	9,723
Forum Energy Technologies Inc. (a)	11	56
Frank's International NV (a)	22	136
GasLog Ltd.	12	213
Geospace Technologies Corp. (a)	1	9
Green Plains Renewable Energy Inc.	4	66
Gulf Island Fabrication Inc. (a)	1	8
Gulfport Energy Corp. (a)	28	224
Halcon Resources Corp. (a)	8	10
Hallador Energy Co.	—	1
Halliburton Co.	19	559
Helix Energy Solutions Group Inc. (a)	31	242
Helmerich & Payne Inc.	8	455
Hess Corp.	12	704
HighPoint Resources Corp. (a)	15	33
HollyFrontier Corp.	15	753
Hornbeck Offshore Services Inc. (a)	2	3
International Seaways Inc. (a)	2	34
ION Geophysical Corp. (a)	1	12
Keane Group Inc. (a)	15	167
Kinder Morgan Inc.	46	916
KLX Energy Services Holdings Inc. (a)	2	51
Kosmos Energy Ltd.	42	259
Laredo Petroleum Holdings Inc. (a)	26	81
Mammoth Energy Services Inc.	2	38
Marathon Oil Corp.	56	930
Marathon Petroleum Corp.	27	1,590
Matador Resources Co. (a)	13	252
Matrix Service Co. (a)	3	63
McDermott International Inc. (a)	13	100
Mitcham Industries Inc. (a)	1	2
Montage Resources Corp. (a)	1	19
Murphy Oil Corp.	17	486
Nabors Industries Ltd.	43	148
NACCO Industries Inc. - Class A	—	19
National Oilwell Varco Inc.	15	396
Natural Gas Services Group Inc. (a)	2	29
Newpark Resources Inc. (a)	10	95
Noble Corp. Plc (a)	27	78
Noble Energy Inc.	22	541
Northern Oil and Gas Inc. (a)	22	61
Oasis Petroleum Inc. (a)	32	194
Occidental Petroleum Corp.	32	2,112
Oceaneering International Inc. (a)	12	183
Oil States International Inc. (a)	6	100
ONEOK Inc.	15	1,023
Pacific Ethanol Inc. (a)	2	2
Panhandle Oil and Gas Inc. - Class A	2	24
Par Pacific Holdings Inc. (a)	7	126
	Shares/Par[1]	Value ($)
Parsley Energy Inc. - Class A (a)	15	298
Patterson-UTI Energy Inc.	17	237
PBF Energy Inc. - Class A	12	373
PDC Energy Inc. (a)	5	185
Peabody Energy Corp.	12	339
Penn Virginia Corp. (a)	—	12
Phillips 66	10	959
Pioneer Energy Services Corp. (a)	9	15
Pioneer Natural Resources Co.	9	1,397
ProPetro Holding Corp. (a)	11	247
QEP Resources Inc. (a)	33	257
Range Resources Corp.	16	183
Renewable Energy Group Inc. (a)	5	106
REX Stores Corp. (a)	—	14
RigNet Inc. (a)	2	16
Ring Energy Inc. (a)	4	21
Rowan Cos. Plc - Class A (a)	11	122
RPC Inc.	13	143
Schlumberger Ltd.	19	842
Scorpio Tankers Inc.	6	122
SEACOR Holdings Inc. (a)	4	167
SEACOR Marine Holdings Inc. (a)	2	25
Select Energy Services Inc. - Class A (a)	12	141
SemGroup Corp. - Class A	9	129
Ship Finance International Ltd.	16	193
SM Energy Co.	13	233
Southwestern Energy Co. (a)	39	182
SRC Energy Inc. (a)	26	131
Superior Energy Services Inc. (a)	14	67
Talos Energy Inc. (a)	7	196
Targa Resources Corp.	12	518
TechnipFMC Plc	15	355
Teekay Corp.	7	29
Teekay Tankers Ltd. - Class A	4	3
Tetra Technologies Inc. (a)	8	19
Tidewater Inc. (a)	1	18
Transocean Ltd. (a)	35	308
Ultra Petroleum Corp. (a)	9	6
Unit Corp. (a)	11	161
US Silica Holdings Inc.	12	213
Valero Energy Corp.	14	1,183
Whiting Petroleum Corp. (a)	11	282
Williams Cos. Inc.	26	744
World Fuel Services Corp.	11	316
WPX Energy Inc. (a)	34	450
		60,385
Financials 12.9%
1st Source Corp.	5	207
Affiliated Managers Group Inc.	4	423
Aflac Inc.	24	1,185
Alleghany Corp. (a)	1	379
Allstate Corp.	11	1,013
Ally Financial Inc.	42	1,152
A-Mark Precious Metals Inc. (a)	—	5
Ambac Financial Group Inc. (a)	4	74
American Equity Investment Life Holding Co.	7	184
American Express Co.	25	2,779
American Financial Group Inc.	5	485
American International Group Inc.	15	626
American National Bankshares Inc.	1	22
American National Insurance Co.	2	190
Ameriprise Financial Inc.	12	1,546
Ameris Bancorp	7	224
Amerisafe Inc.	2	124
Aon Plc - Class A	8	1,440
Arch Capital Group Ltd. (a)	14	440
Ares Management Corp. - Class A	2	56
Argo Group International Holdings Ltd.	3	224
Arrow Financial Corp.	2	61
Arthur J Gallagher & Co.	11	849
Artisan Partners Asset Management Inc. - Class A	5	133
Associated Bancorp	14	298
Assurant Inc.	5	429
Assured Guaranty Ltd.	9	379

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Athene Holding Ltd. - Class A (a)	12	510
Atlantic Capital Bancshares Inc. (a)	1	20
Atlas Financial Holdings Inc. (a)	1	2
Axis Capital Holdings Ltd.	6	302
Axos Financial Inc. (a)	7	207
Banc of California Inc.	11	153
BancFirst Corp.	3	180
Bancorp Inc. (a)	8	64
BancorpSouth Bank	8	234
Bank of America Corp.	145	4,011
Bank of Hawaii Corp.	5	386
Bank of Marin Bancorp	2	70
Bank of New York Mellon Corp.	20	1,016
Bank of NT Butterfield & Son Ltd.	7	257
Bank OZK	13	367
BankFinancial Corp.	2	32
BankUnited Inc.	9	287
Banner Corp.	4	228
Bar Harbor Bankshares	1	34
BB&T Corp.	13	622
Berkshire Hathaway Inc. - Class B (a)	34	6,739
Berkshire Hills Bancorp Inc.	6	176
BGC Partners Inc. - Class A	34	183
BlackRock Inc.	3	1,430
Blucora Inc. (a)	4	143
Blue Hills Bancorp Inc.	1	34
BOK Financial Corp.	4	360
Boston Private Financial Holdings Inc.	10	104
Bridge Bancorp Inc.	2	54
Brighthouse Financial Inc. (a)	10	356
BrightSphere Investment Group Plc	9	122
Brookline Bancorp Inc.	11	158
Brown & Brown Inc.	21	634
Bryn Mawr Bank Corp.	2	87
BSB BanCorp Inc. (a)	1	26
C&F Financial Corp.	—	2
Cadence Bancorp LLC - Class A	15	280
Camden National Corp.	2	79
Cannae Holdings Inc. (a)	11	256
Capital City Bank Group Inc.	1	22
Capital One Financial Corp.	13	1,082
Capitol Federal Financial Inc.	16	210
Carolina Financial Corp.	3	88
Cathay General Bancorp	7	228
CBOE Global Markets Inc.	5	462
CBTX Inc.	1	40
CenterState Bank Corp.	9	208
Central Pacific Financial Corp.	4	107
Central Valley Community Bancorp	—	4
Charles Schwab Corp.	29	1,249
Chemical Financial Corp.	6	231
Chubb Ltd.	8	1,123
Cincinnati Financial Corp.	6	532
CIT Group Inc.	7	312
Citigroup Inc.	38	2,393
Citizens & Northern Corp.	1	19
Citizens Financial Group Inc.	19	623
Citizens Inc. - Class A (a)	4	25
City Holdings Co.	2	149
CME Group Inc.	6	909
CNA Financial Corp.	1	65
CNB Financial Corp.	1	34
CNO Financial Group Inc.	11	186
Codorus Valley Bancorp Inc.	—	6
Cohen & Steers Inc.	5	214
Columbia Banking System Inc.	6	210
Comerica Inc.	9	691
Commerce Bancshares Inc.	9	498
Community Bank System Inc.	4	218
Community Trust Bancorp Inc.	2	85
ConnectOne Bancorp Inc.	8	152
Consumer Portfolio Services Inc. (a)	2	7
Cowen Inc. - Class A (a)	2	32
Crawford & Co. - Class B	1	13
Credit Acceptance Corp. (a)	2	804
	Shares/Par[1]	Value ($)
Cullen/Frost Bankers Inc.	5	469
Customers Bancorp Inc. (a)	3	60
CVB Financial Corp.	11	237
Diamond Hill Investment Group Inc.	—	67
Dime Community Bancshares Inc.	4	73
Discover Financial Services	29	2,070
DocuSign Inc. (a)	2	108
Donegal Group Inc. - Class A	2	21
Donnelley Financial Solutions Inc. (a)	5	80
E*TRADE Financial Corp.	17	782
Eagle Bancorp Inc. (a)	5	235
East West Bancorp Inc.	11	544
Eaton Vance Corp.	9	360
eHealth Inc. (a)	2	95
EMC Insurance Group Inc.	2	53
Employer Holdings Inc.	4	146
Encore Capital Group Inc. (a)	4	111
Enova International Inc. (a)	5	124
Enstar Group Ltd. (a)	1	220
Enterprise Financial Services Corp.	4	165
Equity Bancshares Inc. - Class A (a)	1	31
Erie Indemnity Co. - Class A	3	549
ESSA Bancorp Inc.	1	15
Essent Group Ltd. (a)	10	448
Evercore Inc. - Class A	6	509
Everest Re Group Ltd.	2	325
EzCorp Inc. - Class A (a)	7	68
FactSet Research Systems Inc.	3	749
Farmers National Banc Corp.	1	11
FB Financial Corp.	6	185
FBL Financial Group Inc. - Class A	2	117
Federal Agricultural Mortgage Corp. - Class C	1	65
Federated Investors Inc. - Class B	13	384
Federated National Holding Co.	2	26
Fidelity National Financial Inc.	19	710
Fidelity Southern Corp.	4	97
Fifth Third Bancorp	42	1,057
Financial Institutions Inc.	2	52
First American Financial Corp.	10	510
First Bancorp Inc.	4	123
First Bancorp Inc.	22	251
First Bancorp Inc.	1	28
First Busey Corp.	7	164
First Business Financial Services Inc.	1	19
First Citizens BancShares Inc. - Class A	1	556
First Commonwealth Financial Corp.	12	150
First Community Bancshares Inc.	2	58
First Defiance Financial Corp.	1	43
First Financial Bancorp	10	246
First Financial Bankshares Inc.	6	327
First Financial Corp.	1	40
First Financial Northwest Inc.	1	16
First Foundation Inc.	4	56
First Hawaiian Inc.	9	222
First Horizon National Corp.	27	382
First Interstate BancSystem Inc. - Class A	3	138
First Merchants Corp.	6	227
First Mid-Illinois Bancshares Inc.	2	55
First Midwest Bancorp Inc.	12	255
First of Long Island Corp.	2	51
First Republic Bank	5	534
FirstCash Inc.	5	416
Flagstar Bancorp Inc.	8	268
Flushing Financial Corp.	3	77
FNB Corp.	30	321
Franklin Financial Network Inc.	2	47
Franklin Resources Inc.	26	871
Fulton Financial Corp.	15	235
Gain Capital Holdings Inc.	5	34
GAMCO Investors Inc. - Class A	1	25
Genworth Financial Inc. - Class A (a)	49	186
German American Bancorp Inc.	2	49
Glacier Bancorp Inc.	6	232
Global Indemnity Ltd. - Class A	1	30
Goldman Sachs Group Inc.	9	1,790

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Great Southern Bancorp Inc.	2	95
Great Western Bancorp Inc.	8	250
Green Dot Corp. - Class A (a)	6	337
Greenhill & Co. Inc.	3	54
Greenlight Capital Re Ltd. - Class A (a)	3	35
Hallmark Financial Services Inc. (a)	2	22
Hamilton Lane Inc. - Class A	1	64
Hancock Whitney Co.	5	222
Hanmi Financial Corp.	3	74
Hanover Insurance Group Inc.	4	409
Hartford Financial Services Group Inc.	22	1,088
HCI Group Inc.	2	65
Heartland Financial USA Inc.	4	186
Hennessy Advisors Inc.	—	3
Heritage Commerce Corp.	5	55
Heritage Financial Corp.	6	176
Heritage Insurance Holdings Inc.	3	39
Hilltop Holdings Inc.	10	189
Home Bancshares Inc.	11	201
HomeStreet Inc. (a)	3	75
HomeTrust Bancshares Inc.	1	36
Hope Bancorp Inc.	18	236
Horace Mann Educators Corp.	5	175
Horizon Bancorp Inc.	5	73
Houlihan Lokey Inc. - Class A	4	190
Huntington Bancshares Inc.	64	816
IberiaBank Corp.	4	298
Impac Mortgage Holdings Inc. (a)	2	7
Independence Holding Co.	1	28
Independent Bank Corp.	3	54
Independent Bank Corp.	3	235
Independent Bank Group Inc.	6	296
Interactive Brokers Group Inc.	10	499
Intercontinental Exchange Inc.	12	941
Internap Corp. (a)	1	6
International Bancshares Corp.	8	307
INTL FCStone Inc. (a)	2	71
Invesco Ltd.	25	484
Investors Bancorp Inc.	25	295
James River Group Holdings Ltd.	5	194
Janus Henderson Group Plc	14	362
Jefferies Financial Group Inc.	19	365
JPMorgan Chase & Co.	101	10,261
Kearny Financial Corp.	11	142
Kemper Corp.	6	492
KeyCorp	42	664
Ladenburg Thalmann Financial Services Inc.	10	28
Lakeland Bancorp Inc.	11	159
Lakeland Financial Corp.	4	166
Lazard Ltd. - Class A	13	472
LegacyTexas Financial Group Inc.	6	243
Legg Mason Inc.	6	160
LendingClub Corp. (a)	73	225
LendingTree Inc. (a)	1	281
Lincoln National Corp.	8	442
Live Oak Bancshares Inc.	6	87
Loews Corp.	11	521
LPL Financial Holdings Inc.	13	878
M&T Bank Corp.	7	1,124
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	7
Manning & Napier Inc. - Class A	1	2
Markel Corp. (a)	—	501
MarketAxess Holdings Inc.	2	541
Marlin Business Services Inc.	2	43
Marsh & McLennan Cos. Inc.	18	1,698
MBIA Inc. (a)	14	133
MBT Financial Corp.	1	10
Mercantile Bank Corp.	2	67
Merchants Bancorp Inc.	—	11
Mercury General Corp.	5	239
Meridian Bancorp Inc.	10	153
Meta Financial Group Inc.	5	104
MetLife Inc.	14	615
MGIC Investment Corp. (a)	10	132
	Shares/Par[1]	Value ($)
Midland States Bancorp Inc.	2	37
Midsouth Bancorp Inc.	1	6
MidWestOne Financial Group Inc.	1	21
Moelis & Co. - Class A	5	200
Moody's Corp.	6	1,069
Morgan Stanley	39	1,666
Morningstar Inc.	5	576
Mr. Cooper Group Inc. (a)	3	30
MSCI Inc.	5	924
NASDAQ Inc.	10	889
National Bank Holdings Corp. - Class A	6	188
National Bankshares Inc.	—	3
National General Holdings Corp.	11	255
National Western Life Group Inc. - Class A	1	177
Navient Corp.	30	349
Navigators Group Inc.	3	221
NBT Bancorp Inc.	6	230
Nelnet Inc. - Class A	3	178
New York Community Bancorp Inc.	26	295
Nicholas Financial Inc. (a)	1	5
Nicolet Bankshares Inc. (a)	—	16
NMI Holdings Inc. - Class A (a)	7	184
Northern Trust Corp.	11	1,040
Northfield Bancorp Inc.	5	73
Northrim BanCorp Inc.	—	14
Northwest Bancshares Inc.	16	265
OceanFirst Financial Corp.	9	228
Ocwen Financial Corp. (a)	4	6
OFG Bancorp	6	123
Old Line Bancshares Inc.	1	20
Old National Bancorp	17	283
Old Republic International Corp.	23	479
Old Second Bancorp Inc.	1	9
On Deck Capital Inc. (a)	6	33
OneMain Holdings Inc.	12	396
Oppenheimer Holdings Inc. - Class A	1	28
Opus Bank	5	101
Oritani Financial Corp.	5	85
Pacific Premier Bancorp Inc.	10	276
PacWest Bancorp	7	280
Park National Corp.	2	218
Peapack Gladstone Financial Corp.	2	60
Penns Woods Bancorp Inc.	—	9
PennyMac Financial Services Inc.	8	179
Peoples Bancorp Inc.	2	65
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	27	446
People's Utah Bancorp	1	18
Pinnacle Financial Partners Inc.	5	260
Piper Jaffray Cos.	2	131
PJT Partners Inc. - Class A	2	98
PNC Financial Services Group Inc.	8	993
Popular Inc.	9	459
PRA Group Inc. (a)	8	205
Preferred Bank	2	72
Primerica Inc.	6	724
Principal Financial Group Inc.	18	904
ProAssurance Corp.	6	210
Progressive Corp.	18	1,322
Prosperity Bancshares Inc.	6	393
Protective Insurance Corp. - Class B	1	18
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	9	233
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	6	581
Pzena Investment Management Inc. - Class A	2	15
QCR Holdings Inc.	1	33
Radian Group Inc.	8	175
Raymond James Financial Inc.	9	699
Regional Management Corp. (a)	2	44
Regions Financial Corp.	52	736
Reinsurance Group of America Inc.	3	436
RenaissanceRe Holdings Ltd.	3	481
Renasant Corp.	8	280
Republic Bancorp Inc. - Class A	2	81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Republic First Bancorp Inc. (a)	2	12
RLI Corp.	4	268
S&P Global Inc.	11	2,287
S&T Bancorp Inc.	5	215
Safety Insurance Group Inc.	2	142
Sandy Spring Bancorp Inc.	5	146
Santander Consumer USA Holdings Inc.	28	587
Seacoast Banking Corp. of Florida (a)	4	99
SEI Investments Co.	10	504
Selective Insurance Group Inc.	4	283
ServisFirst Bancshares Inc.	6	187
Sierra Bancorp	1	36
Signature Bank	3	445
Simmons First National Corp. - Class A	9	216
SLM Corp.	49	486
South State Corp.	2	167
Southside Bancshares Inc.	4	130
State Auto Financial Corp.	7	238
State Street Corp.	9	598
Sterling Bancorp Inc.	19	346
Stewart Information Services Corp.	3	107
Stifel Financial Corp.	7	348
Stock Yards Bancorp Inc.	2	65
SunTrust Banks Inc.	12	692
SVB Financial Group (a)	3	697
Synchrony Financial	47	1,490
Synovus Financial Corp.	17	597
T. Rowe Price Group Inc.	17	1,669
TCF Financial Corp.	19	401
TD Ameritrade Holding Corp.	6	315
Telaria Inc. (a)	1	9
Territorial Bancorp Inc.	1	30
Texas Capital Bancshares Inc. (a)	5	269
TFS Financial Corp.	11	174
Third Point Reinsurance Ltd. (a)	17	175
Tiptree Inc. - Class A	3	19
Tompkins Financial Corp.	2	119
Torchmark Corp.	4	353
Towne Bank	11	264
Travelers Cos. Inc.	13	1,851
Trico Bancshares	4	139
Tristate Capital Holdings Inc. (a)	4	76
Triumph Bancorp Inc. (a)	5	134
TrustCo Bank Corp.	11	87
Trustmark Corp.	8	269
U.S. Bancorp	46	2,208
UMB Financial Corp.	4	269
Umpqua Holdings Corp.	18	295
Union Bankshares Corp.	8	257
United Bankshares Inc.	9	329
United Community Banks Inc.	10	237
United Community Financial Corp.	5	50
United Financial Bancorp Inc.	5	73
United Fire Group Inc.	3	131
United Insurance Holdings Corp.	8	122
Universal Insurance Holdings Inc.	6	186
Univest Financial Corp.	3	74
Unum Group	10	323
Valley National Bancorp	24	226
Veritex Holdings Inc.	2	41
Virtu Financial Inc. - Class A	9	202
Virtus Investment Partners Inc.	1	78
Voya Financial Inc.	10	511
Waddell & Reed Financial Inc. - Class A	14	246
Walker & Dunlop Inc.	5	276
Washington Federal Inc.	7	202
Washington Trust Bancorp Inc.	2	99
Waterstone Financial Inc.	3	54
Webster Financial Corp.	7	379
Wells Fargo & Co.	114	5,523
WesBanco Inc.	5	203
West Bancorp Inc.	2	37
Westamerica Bancorp	3	174
Western Alliance Bancorp (a)	10	427
Westwood Holdings Group Inc.	1	28
	Shares/Par[1]	Value ($)
White Mountains Insurance Group Ltd.	—	293
Willis Towers Watson Plc	5	798
Wintrust Financial Corp.	5	353
WisdomTree Investments Inc.	17	122
World Acceptance Corp. (a)	2	213
WR Berkley Corp.	9	777
WSFS Financial Corp.	8	324
Zions Bancorp	10	449
		155,216
Health Care 11.8%
Abbott Laboratories	24	1,936
AbbVie Inc.	40	3,256
Abiomed Inc. (a)	2	477
Acadia Pharmaceuticals Inc. (a)	11	321
Accuray Inc. (a)	6	27
Achillion Pharmaceuticals Inc. (a)	8	24
Acorda Therapeutics Inc. (a)	6	81
Addus HomeCare Corp. (a)	1	71
Agilent Technologies Inc.	12	969
Agios Pharmaceuticals Inc. (a)	1	72
Akorn Inc. (a)	8	27
Alder Biopharmaceuticals Inc. (a)	4	54
Alexion Pharmaceuticals Inc. (a)	5	741
Align Technology Inc. (a)	3	788
Alkermes Plc (a)	3	105
Allergan Plc	6	829
Allscripts Healthcare Solutions Inc. (a)	29	278
Alnylam Pharmaceuticals Inc. (a)	3	295
Amedisys Inc. (a)	2	272
AmerisourceBergen Corp.	9	740
Amgen Inc.	23	4,289
AMN Healthcare Services Inc. (a)	5	253
Amphastar Pharmaceuticals Inc. (a)	4	86
AnaptysBio Inc. (a)	2	145
AngioDynamics Inc. (a)	4	102
ANI Pharmaceuticals Inc. (a)	1	55
Anika Therapeutics Inc. (a)	1	45
Anthem Inc.	8	2,244
Aptevo Therapeutics Inc. (a)	2	2
Aratana Therapeutics Inc. (a)	2	8
Ardelyx Inc. (a)	1	2
Arena Pharmaceuticals Inc. (a)	5	224
Array BioPharma Inc. (a)	6	151
Assertio Therapeutics Inc. (a)	3	16
Atara Biotherapeutics Inc. (a)	4	164
Atrion Corp.	—	143
Audentes Therapeutics Inc. (a)	7	274
Avanos Medical Inc. (a)	5	194
Baxter International Inc.	11	876
Becton Dickinson & Co.	5	1,189
Biogen Inc. (a)	8	1,822
BioMarin Pharmaceutical Inc. (a)	4	376
Bio-Rad Laboratories Inc. - Class A (a)	2	639
BioScrip Inc. (a)	5	11
Biospecifics Technologies Corp. (a)	1	46
Bio-Techne Corp.	3	547
BioTelemetry Inc. (a)	2	126
Bluebird Bio Inc. (a)	2	237
Boston Scientific Corp. (a)	29	1,110
Bristol-Myers Squibb Co.	53	2,532
Brookdale Senior Living Inc. (a)	30	196
Bruker Corp.	18	678
Cambrex Corp. (a)	4	166
Cantel Medical Corp.	4	268
Capital Senior Living Corp. (a)	3	12
Cardinal Health Inc.	21	1,026
Catalent Inc. (a)	17	708
Celgene Corp. (a)	33	3,156
Centene Corp. (a)	10	544
Cerner Corp. (a)	15	858
Charles River Laboratories International Inc. (a)	6	815
Chemed Corp.	2	608
Chimerix Inc. (a)	5	11
Cigna Corp.	16	2,592

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Community Health Systems Inc. (a)	12	44
Computer Programs & Systems Inc.	1	22
Concert Pharmaceuticals Inc. (a)	—	5
Conmed Corp.	4	317
Cooper Cos. Inc.	2	559
Corcept Therapeutics Inc. (a)	9	104
Corvel Corp. (a)	2	131
Covetrus Inc. (a)	3	88
Cross Country Healthcare Inc. (a)	2	17
CryoLife Inc. (a)	3	81
Cumberland Pharmaceuticals Inc. (a)	1	5
CVS Health Corp.	32	1,751
Danaher Corp.	11	1,411
DaVita Inc. (a)	12	659
Deciphera Pharmaceuticals Inc. (a)	6	143
Dentsply Sirona Inc.	13	668
DexCom Inc. (a)	1	167
Diplomat Pharmacy Inc. (a)	8	49
Eagle Pharmaceuticals Inc. (a)	1	67
Edwards Lifesciences Corp. (a)	6	1,148
Elanco Animal Health Inc. (a)	18	562
Eli Lilly & Co.	25	3,204
Emergent BioSolutions Inc. (a)	4	205
Enanta Pharmaceuticals Inc. (a)	2	152
Encompass Health Corp.	13	746
Endo International Plc (a)	23	188
Ensign Group Inc.	5	277
Enzo Biochem Inc. (a)	4	10
Evolent Health Inc. - Class A (a)	14	174
Exact Sciences Corp. (a)	2	188
Exelixis Inc. (a)	26	607
FibroGen Inc. (a)	2	94
Five Prime Therapeutics Inc. (a)	4	53
Five Star Senior Living Inc. (a)	1	1
G1 Therapeutics Inc. (a)	4	59
Gilead Sciences Inc.	47	3,073
Global Blood Therapeutics Inc. (a)	4	197
Globus Medical Inc. - Class A (a)	6	278
Haemonetics Corp. (a)	3	305
Halozyme Therapeutics Inc. (a)	6	99
Hanger Orthopedic Group Inc. (a)	3	53
Harvard Bioscience Inc. (a)	2	7
HCA Inc.	9	1,146
HealthEquity Inc. (a)	3	210
HealthStream Inc.	2	60
Henry Schein Inc. (a)	7	415
Herbalife Nutrition Ltd. (a)	14	732
Heska Corp. (a)	—	14
Hill-Rom Holdings Inc.	5	544
HMS Holdings Corp. (a)	8	223
Hologic Inc. (a)	18	892
Horizon Pharma Plc (a)	15	401
Humana Inc.	5	1,254
ICU Medical Inc. (a)	1	264
Idexx Laboratories Inc. (a)	4	996
Illumina Inc. (a)	3	927
Incyte Corp. (a)	4	326
Innoviva Inc. (a)	12	167
Inogen Inc. (a)	1	115
Insmed Inc. (a)	4	116
Insulet Corp. (a)	1	86
Integer Holdings Corp. (a)	3	264
Integra LifeSciences Holdings Corp. (a)	5	286
Intellia Therapeutics Inc. (a)	3	50
Intra-Cellular Therapies Inc. (a)	4	49
Intuitive Surgical Inc. (a)	2	1,299
Invacare Corp.	4	32
Ionis Pharmaceuticals Inc. (a)	3	258
Iovance Biotherapeutics Inc. (a)	11	103
Iqvia Ltd. (a)	6	848
Jazz Pharmaceuticals Plc (a)	3	427
Johnson & Johnson	91	12,716
Karyopharm Therapeutics Inc. (a)	4	21
Kura Oncology Inc. (a)	3	43
Laboratory Corp. of America Holdings (a)	7	1,090
	Shares/Par[1]	Value ($)
Lannett Co. Inc. (a)	3	24
Lantheus Holdings Inc. (a)	5	121
LeMaitre Vascular Inc.	2	50
LHC Group Inc. (a)	3	302
Ligand Pharmaceuticals Inc. (a)	1	110
Lipocine Inc. (a)	1	2
LivaNova Plc (a)	4	344
Luminex Corp.	6	133
MacroGenics Inc. (a)	3	57
Magellan Health Services Inc. (a)	4	267
Mallinckrodt Plc (a)	11	229
Masimo Corp. (a)	4	603
McKesson Corp.	14	1,636
Medidata Solutions Inc. (a)	2	174
MEDNAX Inc. (a)	7	185
Medpace Holdings Inc. (a)	5	298
Medtronic Plc	23	2,073
Merck & Co. Inc.	77	6,377
Meridian Bioscience Inc.	4	76
Merit Medical Systems Inc. (a)	4	220
Mettler-Toledo International Inc. (a)	1	1,071
Mirati Therapeutics Inc. (a)	1	75
Molina Healthcare Inc. (a)	6	789
Momenta Pharmaceuticals Inc. (a)	4	61
Mylan NV (a)	19	532
Myriad Genetics Inc. (a)	6	188
National Healthcare Corp.	2	115
National Research Corp. - Class A	1	27
Natus Medical Inc. (a)	3	75
Nektar Therapeutics (a)	2	58
Neogen Corp. (a)	3	192
NeoGenomics Inc. (a)	3	64
Neurocrine Biosciences Inc. (a)	3	235
NewLink Genetics Corp. (a)	2	3
Nextgen Healthcare Inc. (a)	10	168
Novocure Ltd. (a)	2	110
NuVasive Inc. (a)	5	267
Nuvectra Corp. (a)	1	7
Omnicell Inc. (a)	3	255
Opko Health Inc. (a)	15	38
OraSure Technologies Inc. (a)	4	46
Orthofix Medical Inc. (a)	3	181
Otonomy Inc. (a)	2	6
Owens & Minor Inc.	7	28
Patterson Cos. Inc.	10	216
PDL BioPharma Inc. (a)	6	22
Penumbra Inc. (a)	1	127
PerkinElmer Inc.	3	295
Perrigo Co. Plc	7	346
Pfizer Inc.	200	8,486
Phibro Animal Health Corp. - Class A	2	52
PRA Health Sciences Inc. (a)	5	561
Premier Inc. - Class A (a)	5	164
Prestige Consumer Healthcare Inc. (a)	8	228
Prothena Corp. Plc (a)	4	52
Providence Services Corp. (a)	2	104
Psychemedics Corp.	1	7
Quest Diagnostics Inc.	10	910
Quidel Corp. (a)	3	218
Quorum Health Corp. (a)	3	5
RadNet Inc. (a)	4	47
Regeneron Pharmaceuticals Inc. (a)	2	903
Regenxbio Inc. (a)	4	253
Repligen Corp. (a)	2	104
ResMed Inc.	5	534
Retrophin Inc. (a)	4	94
Rhythm Pharmaceuticals Inc. (a)	1	14
RTI Surgical Inc. (a)	4	22
Sage Therapeutics Inc. (a)	1	97
Sangamo Therapeutics Inc. (a)	16	156
Sarepta Therapeutics Inc. (a)	1	161
SeaSpine Holdings Corp. (a)	1	9
Seattle Genetics Inc. (a)	2	182
Select Medical Holdings Corp. (a)	17	238
Simulations Plus Inc.	1	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Spark Therapeutics Inc. (a)	3	286
Spectrum Pharmaceuticals Inc. (a)	3	30
Steris Plc	3	434
Stryker Corp.	9	1,852
Supernus Pharmaceuticals Inc. (a)	5	160
Surgery Partners Inc. (a)	5	52
SurModics Inc. (a)	1	62
Syneos Health Inc. - Class A (a)	8	434
Taro Pharmaceutical Industries Ltd.	3	321
Teleflex Inc.	2	501
Tenet Healthcare Corp. (a)	12	341
Tetraphase Pharmaceuticals Inc. (a)	3	3
Thermo Fisher Scientific Inc.	10	2,697
Tivity Health Inc. (a)	9	153
Triple-S Management Corp. - Class B (a)	2	47
Ultragenyx Pharmaceutical Inc. (a)	1	91
United Therapeutics Corp. (a)	7	777
UnitedHealth Group Inc.	26	6,479
Universal Health Services Inc. - Class B	9	1,228
US Physical Therapy Inc.	1	118
Utah Medical Products Inc.	—	18
Vanda Pharmaceuticals Inc. (a)	5	88
Varex Imaging Corp. (a)	6	203
Varian Medical Systems Inc. (a)	5	641
Veeva Systems Inc. - Class A (a)	4	468
Vertex Pharmaceuticals Inc. (a)	3	606
Waters Corp. (a)	3	747
WellCare Health Plans Inc. (a)	3	724
West Pharmaceutical Services Inc.	3	321
Wright Medical Group NV (a)	3	108
Xencor Inc. (a)	5	165
Zafgen Inc. (a)	—	1
Zimmer Biomet Holdings Inc.	7	932
Zoetis Inc. - Class A	20	1,984
Zogenix Inc. (a)	4	227
		141,041
Industrials 13.6%
3M Co.	26	5,341
AAON Inc.	4	204
AAR Corp.	4	142
ABM Industries Inc.	7	254
Acacia Research Corp. (a)	2	6
ACCO Brands Corp.	11	98
Actuant Corp. - Class A	7	168
Acuity Brands Inc.	3	410
Advanced Disposal Services Inc. (a)	7	198
Advanced Drainage Systems Inc.	6	144
AECOM (a)	11	341
Aegion Corp. (a)	3	58
Aerojet Rocketdyne Holdings Inc. (a)	10	366
Aerovironment Inc. (a)	2	161
AGCO Corp.	8	580
Air Lease Corp. - Class A	12	419
Air Transport Services Group Inc. (a)	12	280
Alamo Group Inc.	1	122
Alarm.com Holdings Inc. (a)	2	149
Alaska Air Group Inc.	12	654
Albany International Corp. - Class A	2	125
Allegiant Travel Co.	2	301
Allegion Plc	5	461
Allied Motion Technologies Inc.	1	43
Allison Transmission Holdings Inc.	15	689
Altra Holdings Inc.	6	176
Amerco Inc.	2	590
Ameresco Inc. - Class A (a)	1	19
American Airlines Group Inc.	21	662
American Woodmark Corp. (a)	2	181
AMETEK Inc.	11	897
AO Smith Corp.	10	531
Apogee Enterprises Inc.	4	131
Applied Industrial Technologies Inc.	5	310
ARC Document Solutions Inc. (a)	4	10
ArcBest Corp.	4	126
Arconic Inc.	28	535
	Shares/Par[1]	Value ($)
Arcosa Inc.	4	117
Argan Inc.	2	82
Armstrong Flooring Inc. (a)	3	39
Armstrong World Industries Inc.	6	451
Astec Industries Inc.	3	121
Astronics Corp. (a)	2	72
Astronics Corp. - Class B (a)	1	48
Atkore International Group Inc. (a)	5	114
Atlas Air Worldwide Holdings Inc. (a)	5	241
Avis Budget Group Inc. (a)	12	419
Axon Enterprise Inc. (a)	1	65
AZZ Inc.	3	106
Barnes Group Inc.	6	286
Barrett Business Services Inc.	1	90
Beacon Roofing Supply Inc. (a)	7	233
BMC Stock Holdings Inc. (a)	13	228
Boeing Co.	15	5,654
Brady Corp. - Class A	5	242
Briggs & Stratton Corp.	7	82
Brink's Co.	6	428
Builders FirstSource Inc. (a)	15	206
BWX Technologies Inc.	8	379
C.H. Robinson Worldwide Inc.	8	691
CAI International Inc. (a)	1	22
Carlisle Cos. Inc.	5	567
Casella Waste Systems Inc. - Class A (a)	5	175
Caterpillar Inc.	21	2,853
CBIZ Inc. (a)	7	133
Ceco Environmental Corp. (a)	3	23
Chart Industries Inc. (a)	3	307
Cimpress NV (a)	3	233
Cintas Corp.	5	953
CIRCOR International Inc. (a)	2	52
Civeo Corp. (a)	8	17
Clean Harbors Inc. (a)	7	472
Colfax Corp. (a)	10	297
Columbus Mckinnon Corp.	2	83
Comfort Systems USA Inc.	5	269
Commercial Vehicle Group Inc. (a)	5	35
Continental Building Products Inc. (a)	5	118
Copa Holdings SA - Class A	3	262
Copart Inc. (a)	16	949
Costamare Inc.	8	42
CoStar Group Inc. (a)	1	460
Covanta Holding Corp.	19	324
Covenant Transportation Group Inc. - Class A (a)	2	42
CRA International Inc.	1	54
Crane Co.	6	470
CSW Industrials Inc. (a)	2	116
CSX Corp.	31	2,316
Cubic Corp.	3	166
Cummins Inc.	14	2,179
Curtiss-Wright Corp.	5	595
Deere & Co.	11	1,818
Delta Air Lines Inc.	39	1,999
Deluxe Corp.	7	300
Donaldson Co. Inc.	15	775
Douglas Dynamics Inc.	3	107
Dover Corp.	11	1,070
Ducommun Inc. (a)	1	56
DXP Enterprises Inc. (a)	2	70
Dycom Industries Inc. (a)	5	230
Eagle Bulk Shipping Inc. (a)	2	11
Eaton Corp. Plc	12	946
Echo Global Logistics Inc. (a)	3	81
EMCOR Group Inc.	7	484
Emerson Electric Co.	23	1,556
Encore Wire Corp.	3	168
EnerSys Inc.	4	289
Ennis Inc.	3	67
EnPro Industries Inc.	3	189
Equifax Inc.	5	586
ESCO Technologies Inc.	2	164
ExOne Co. (a)	1	11
Expeditors International of Washington Inc.	7	560

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Exponent Inc.	5	291
Fastenal Co.	14	869
Federal Signal Corp.	6	152
FedEx Corp.	12	2,110
Flowserve Corp.	9	402
Fluor Corp.	8	284
Forrester Research Inc.	2	82
Fortive Corp.	11	942
Fortune Brands Home & Security Inc.	12	561
Forward Air Corp.	4	278
Franklin Covey Co. (a)	1	28
Franklin Electric Co. Inc.	4	218
FreightCar America Inc. (a)	1	7
FTI Consulting Inc. (a)	5	373
Gardner Denver Holdings Inc. (a)	15	418
GATX Corp.	3	216
Genco Shipping & Trading Ltd. (a)	1	6
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	9	486
General Dynamics Corp.	9	1,546
General Electric Co.	130	1,297
Genesee & Wyoming Inc. - Class A (a)	5	418
Gibraltar Industries Inc. (a)	4	171
Global Brass & Copper Holdings Inc.	3	88
GMS Inc. (a)	6	88
Golden Ocean Group Ltd.	1	3
Goldfield Corp. (a)	3	7
Gorman-Rupp Co.	2	83
GP Strategies Corp. (a)	2	24
Graco Inc.	13	650
GrafTech International Ltd.	11	145
Graham Corp.	—	8
Granite Construction Inc.	5	226
Great Lakes Dredge & Dock Corp. (a)	7	65
Greenbrier Cos. Inc.	5	167
Griffon Corp.	5	88
H&E Equipment Services Inc.	5	124
Harris Corp.	7	1,117
Harsco Corp. (a)	11	218
Hawaiian Holdings Inc.	7	195
HD Supply Holdings Inc. (a)	19	822
Healthcare Services Group Inc.	5	166
Heartland Express Inc.	9	181
HEICO Corp.	3	307
HEICO Corp. - Class A	4	361
Heidrick & Struggles International Inc.	2	83
Herc Holdings Inc. (a)	4	171
Heritage-Crystal Clean Inc. (a)	1	28
Herman Miller Inc.	8	275
Hertz Global Holdings Inc. (a)	12	211
Hexcel Corp.	11	729
Hill International Inc. (a)	4	11
Hillenbrand Inc.	7	271
HNI Corp.	5	185
Honeywell International Inc.	26	4,089
Houston Wire & Cable Co. (a)	1	6
HUB Group Inc. - Class A (a)	3	133
Hubbell Inc.	5	605
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a)	3	6
Huntington Ingalls Industries Inc.	4	864
Hurco Cos. Inc.	—	13
Huron Consulting Group Inc. (a)	2	106
Hyster-Yale Materials Handling Inc. - Class A	1	70
ICF International Inc.	2	156
IDEX Corp.	4	583
IES Holdings Inc. (a)	2	37
Illinois Tool Works Inc.	13	1,906
Ingersoll-Rand Plc	13	1,401
InnerWorkings Inc. (a)	5	18
Insperity Inc.	5	587
Insteel Industries Inc.	2	44
Interface Inc.	8	127
ITT Inc.	10	588
Jacobs Engineering Group Inc.	7	514
	Shares/Par[1]	Value ($)
JB Hunt Transport Services Inc.	6	638
JELD-WEN Holding Inc. (a)	13	226
JetBlue Airways Corp. (a)	40	646
John Bean Technologies Corp.	3	319
Johnson Controls International Plc	22	815
Kadant Inc.	1	128
Kaman Corp.	3	165
Kansas City Southern	8	885
KAR Auction Services Inc.	12	609
KBR Inc.	15	281
Kelly Services Inc. - Class A	4	79
Kennametal Inc.	8	296
Keyw Holding Corp. (a)	1	9
Kforce Inc.	4	132
Kimball International Inc. - Class B	4	61
Kirby Corp. (a)	5	345
Knight-Swift Transportation Holdings Inc. - Class A	10	343
Knoll Inc.	8	149
Korn Ferry	5	233
Kratos Defense & Security Solutions Inc. (a)	13	208
L3 Technologies Inc.	4	860
Landstar System Inc.	5	546
Lawson Products Inc. (a)	—	14
LB Foster Co. (a)	1	19
Lennox International Inc.	3	795
Lincoln Electric Holdings Inc.	8	699
Lindsay Corp.	1	144
Lockheed Martin Corp.	9	2,694
LSC Communications Inc.	3	21
LSI Industries Inc.	1	3
Lydall Inc. (a)	2	43
Macquarie Infrastructure Co. LLC	5	204
Manitowoc Co. Inc. (a)	4	59
Manpower Inc.	5	454
Marten Transport Ltd.	8	138
Masco Corp.	14	534
Masonite International Corp. (a)	4	220
MasTec Inc. (a)	11	524
Matson Inc.	5	177
Matthews International Corp. - Class A	5	181
McGrath RentCorp	3	161
Mercury Systems Inc. (a)	3	194
Meritor Inc. (a)	9	174
Middleby Corp. (a)	4	502
Milacron Holdings Corp. (a)	10	119
Miller Industries Inc.	1	39
Mistras Group Inc. (a)	3	35
Mobile Mini Inc.	4	150
Moog Inc. - Class A	4	312
MRC Global Inc. (a)	10	167
MSA Safety Inc.	2	205
MSC Industrial Direct Co. - Class A	5	452
Mueller Industries Inc.	9	276
Mueller Water Products Inc. - Class A	16	166
Multi-Color Corp.	3	127
MYR Group Inc. (a)	2	80
National Presto Industries Inc.	1	68
Navigant Consulting Inc.	5	90
Navistar International Corp. (a)	11	344
NCI Building Systems Inc. (a)	7	44
Nielsen Holdings Plc	26	620
NL Industries Inc. (a)	1	4
NN Inc.	3	22
Nordson Corp.	5	672
Norfolk Southern Corp.	11	2,089
Northrop Grumman Systems Corp.	6	1,660
Northwest Pipe Co. (a)	1	24
NOW Inc. (a)	13	184
NV5 Holdings Inc. (a)	1	81
nVent Electric Plc	7	186
Old Dominion Freight Line Inc.	6	871
Orion Group Holdings Inc. (a)	2	5
Oshkosh Corp.	8	570
Owens Corning Inc.	9	441
PACCAR Inc.	30	2,047

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PAM Transportation Services Inc. (a)	—	15
Parker Hannifin Corp.	9	1,562
Park-Ohio Holdings Corp.	1	42
Patrick Industries Inc. (a)	3	146
Pentair Plc	10	444
Performant Financial Corp. (a)	4	7
PGT Innovations Inc. (a)	11	147
Pitney Bowes Inc.	16	107
Powell Industries Inc.	1	28
Preformed Line Products Co.	—	10
Primoris Services Corp.	6	117
Proto Labs Inc. (a)	2	246
Quad/Graphics Inc. - Class A	4	53
Quanex Building Products Corp.	4	57
Quanta Services Inc.	12	454
Radiant Logistics Inc. (a)	3	21
Raven Industries Inc.	2	93
Raytheon Co.	8	1,496
RBC Bearings Inc. (a)	2	257
Regal-Beloit Corp.	4	361
Republic Services Inc.	22	1,794
Resideo Technologies Inc. (a)	4	83
Resources Connection Inc.	4	73
REV Group Inc.	7	71
Rexnord Corp. (a)	12	298
Roadrunner Transportation Systems Inc. (a)	4	2
Robert Half International Inc.	10	654
Rockwell Automation Inc.	6	985
Rollins Inc.	14	562
Roper Industries Inc.	2	796
Rush Enterprises Inc. - Class A	5	210
Ryder System Inc.	8	483
Saia Inc. (a)	4	267
Schneider National Inc. - Class B	3	72
Scorpio Bulkers Inc.	10	38
Sensata Technologies Holding Plc (a)	15	696
SIFCO Industries Inc. (a)	—	—
Simpson Manufacturing Co. Inc.	5	282
SiteOne Landscape Supply Inc. (a)	2	142
SkyWest Inc.	6	309
Snap-On Inc.	4	648
Southwest Airlines Co.	27	1,426
SP Plus Corp. (a)	2	71
Spartan Motors Inc.	4	36
Spirit Aerosystems Holdings Inc. - Class A	7	654
Spirit Airlines Inc. (a)	9	482
SPX Corp. (a)	5	179
SPX Flow Technology USA Inc. (a)	7	218
Standex International Corp.	2	171
Stanley Black & Decker Inc.	8	1,061
Steel Connect Inc. (a)	6	11
Steelcase Inc. - Class A	15	224
Stericycle Inc. (a)	6	338
Sterling Construction Co. Inc. (a)	3	34
Sun Hydraulics Corp.	6	271
Sunrun Inc. (a)	15	211
Team Inc. (a)	3	51
Teledyne Technologies Inc. (a)	2	502
Tennant Co.	2	146
Terex Corp.	7	210
Tetra Tech Inc.	6	328
Textainer Group Holdings Ltd. (a)	10	93
Textron Inc.	18	903
Thermon Group Holdings Inc. (a)	3	66
Timken Co.	9	398
Titan International Inc.	6	36
Titan Machinery Inc. (a)	1	20
Toro Co.	10	656
TPI Composites Inc. (a)	4	123
TransDigm Group Inc. (a)	2	908
TransUnion LLC	8	510
Trex Co. Inc. (a)	5	294
TriMas Corp. (a)	8	239
TriNet Group Inc. (a)	5	315
Trinity Industries Inc.	11	249
	Shares/Par[1]	Value ($)
Triton International Ltd. - Class A	10	319
Triumph Group Inc.	7	143
TrueBlue Inc. (a)	8	199
Tutor Perini Corp. (a)	11	185
Twin Disc Inc. (a)	1	20
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	151
Union Pacific Corp.	28	4,601
United Continental Holdings Inc. (a)	32	2,534
United Parcel Service Inc. - Class B	30	3,298
United Rentals Inc. (a)	8	858
United Technologies Corp.	27	3,513
Universal Forest Products Inc.	9	272
Universal Logistics Holdings Inc.	2	45
US Ecology Inc.	3	157
USA Truck Inc. (a)	1	16
USG Corp.	16	704
Valmont Industries Inc.	2	321
Vectrus Inc. (a)	1	34
Verisk Analytics Inc.	9	1,243
Veritiv Corp. (a)	2	44
Viad Corp.	2	121
Vicor Corp. (a)	1	43
VSE Corp.	1	38
Wabash National Corp.	7	100
WABCO Holdings Inc. (a)	5	661
Wabtec Corp.	5	336
WageWorks Inc. (a)	3	97
Waste Management Inc.	19	1,932
Watsco Inc.	2	321
Watts Water Technologies Inc. - Class A	3	215
Welbilt Inc. (a)	13	218
Werner Enterprises Inc.	8	282
Wesco Aircraft Holdings Inc. (a)	14	124
WESCO International Inc. (a)	5	262
Willdan Group Inc. (a)	1	36
Williams Industrial Services Group Inc. (a)	—	1
Willscot Corp. (a)	12	137
Woodward Governor Co.	6	531
WW Grainger Inc.	3	1,054
XPO Logistics Inc. (a)	13	707
Xylem Inc.	9	742
YRC Worldwide Inc. (a)	4	25
		162,791
Information Technology 20.7%
3D Systems Corp. (a)	15	157
Acacia Communications Inc. (a)	4	214
Accenture Plc - Class A	23	3,966
ACI Worldwide Inc. (a)	11	352
Adobe Inc. (a)	14	3,677
ADTRAN Inc.	6	76
Advanced Energy Industries Inc. (a)	5	267
Advanced Micro Devices Inc. (a)	38	973
Agilysys Inc. (a)	1	17
Akamai Technologies Inc. (a)	10	711
Alliance Data Systems Corp.	3	578
Alpha & Omega Semiconductor Ltd. (a)	3	38
Ambarella Inc. (a)	5	198
Amdocs Ltd.	9	481
American Software Inc. - Class A	2	21
Amkor Technology Inc. (a)	29	252
Amphenol Corp. - Class A	11	1,072
Amtech Systems Inc. (a)	1	5
Analog Devices Inc.	9	922
Anixter International Inc. (a)	5	284
Ansys Inc. (a)	3	518
Apple Inc.	199	37,751
Applied Materials Inc.	39	1,536
Applied Optoelectronics Inc. (a)	1	13
Arista Networks Inc. (a)	2	616
Arlo Technologies Inc. (a)	6	26
ARRIS International Plc (a)	19	608
Arrow Electronics Inc. (a)	7	564
ASGN Inc. (a)	6	382

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Aspen Technology Inc. (a)	7	705
Atlassian Corp. Plc - Class A (a)	1	103
Autodesk Inc. (a)	5	733
Automatic Data Processing Inc.	19	3,022
Avaya Holdings Corp. (a)	5	91
Avid Technology Inc. (a)	3	25
Avnet Inc.	8	358
AVX Corp.	12	206
Axcelis Technologies Inc. (a)	3	60
AXT Inc. (a)	1	4
Badger Meter Inc.	3	146
Bel Fuse Inc. - Class B	1	34
Belden Inc.	5	263
Benchmark Electronics Inc.	7	173
Black Knight Inc. (a)	10	520
Blackbaud Inc.	3	232
Booz Allen Hamilton Holding Corp. - Class A	12	715
Bottomline Technologies Inc. (a)	2	95
Broadcom Inc.	11	3,455
Broadridge Financial Solutions Inc.	7	685
Brooks Automation Inc.	7	205
Cabot Microelectronics Corp.	3	292
CACI International Inc. - Class A (a)	2	453
Cadence Design Systems Inc. (a)	14	884
CalAmp Corp. (a)	3	33
Calix Inc. (a)	6	44
Carbonite Inc. (a)	2	57
Cardtronics Plc - Class A (a)	9	313
Cass Information Systems Inc.	1	59
CDK Global Inc.	11	659
CDW Corp.	11	1,025
CEVA Inc. (a)	1	21
Ciena Corp. (a)	13	483
Cirrus Logic Inc. (a)	8	341
Cisco Systems Inc.	122	6,610
Cision Ltd. (a)	6	80
Citrix Systems Inc.	8	748
Clearfield Inc. (a)	1	9
Cognex Corp.	9	481
Cognizant Technology Solutions Corp. - Class A	17	1,224
Coherent Inc. (a)	2	244
Cohu Inc.	5	69
CommScope Holding Co. Inc. (a)	11	241
Communications Systems Inc.	1	3
Computer Task Group Inc. (a)	3	11
Comtech Telecommunications Corp.	1	28
Conduent Inc. (a)	15	201
Control4 Corp. (a)	1	9
CoreLogic Inc. (a)	10	389
Corning Inc.	42	1,392
Coupa Software Inc. (a)	2	154
Cray Inc. (a)	7	193
Cree Inc. (a)	11	602
CSG Systems International Inc.	4	177
CTS Corp.	3	99
Cyberoptics Corp. (a)	1	10
Cypress Semiconductor Corp.	28	425
Daktronics Inc.	5	37
Dell Technologies Inc. - Class C (a)	4	238
Diebold Nixdorf Inc. (a)	8	85
Digi International Inc. (a)	4	46
Diodes Inc. (a)	6	223
Dolby Laboratories Inc.	4	280
DSP Group Inc. (a)	1	14
DXC Technology Co.	20	1,288
Ebix Inc.	4	205
EchoStar Corp. - Class A (a)	4	152
Electronics for Imaging Inc. (a)	9	235
Ellie Mae Inc. (a)	2	171
Emcore Corp. (a)	3	12
Endurance International Group Holdings Inc. (a)	8	55
Entegris Inc.	14	509
Envestnet Inc. (a)	2	115
EPAM Systems Inc. (a)	3	516
ePlus Inc. (a)	2	149
	Shares/Par[1]	Value ($)
Euronet Worldwide Inc. (a)	5	644
EVERTEC Inc.	8	210
ExlService Holdings Inc. (a)	5	304
F5 Networks Inc. (a)	4	624
Fabrinet (a)	5	247
Fair Isaac Corp. (a)	2	679
FARO Technologies Inc. (a)	2	78
Fidelity National Information Services Inc.	10	1,139
Finisar Corp. (a)	18	407
First Data Corp. - Class A (a)	27	722
First Solar Inc. (a)	7	344
Fiserv Inc. (a)	18	1,586
FitBit Inc. - Class A (a)	31	183
FleetCor Technologies Inc. (a)	5	1,186
Flex Ltd. (a)	53	531
FLIR Systems Inc.	10	467
FormFactor Inc. (a)	8	126
Fortinet Inc. (a)	6	483
Frequency Electronics Inc. (a)	1	12
Gartner Inc. (a)	3	382
Genpact Ltd.	21	727
Global Payments Inc.	6	800
Globalscape Inc.	—	3
Globant SA (a)	3	181
GSI Technology Inc. (a)	1	6
Guidewire Software Inc. (a)	3	340
Hackett Group Inc.	3	51
Harmonic Inc. (a)	10	56
Hewlett Packard Enterprise Co.	75	1,157
HP Inc.	51	990
HubSpot Inc. (a)	1	115
II-VI Inc. (a)	6	227
Infinera Corp. (a)	26	113
Inphi Corp. (a)	2	107
Insight Enterprises Inc. (a)	4	209
Integrated Device Technology Inc. (a)	10	483
Intel Corp.	217	11,640
InterDigital Inc.	5	346
International Business Machines Corp.	39	5,539
Intevac Inc. (a)	1	6
Intuit Inc.	10	2,665
IPG Photonics Corp. (a)	3	406
Itron Inc. (a)	5	243
j2 Global Inc.	6	478
Jabil Inc.	24	636
Jack Henry & Associates Inc.	4	542
Juniper Networks Inc.	25	666
Kemet Corp.	9	147
Key Tronic Corp. (a)	—	2
Keysight Technologies Inc. (a)	6	536
Kimball Electronics Inc. (a)	3	41
KLA-Tencor Corp.	9	1,068
Knowles Corp. (a)	15	271
Kopin Corp. (a)	3	5
Kulicke & Soffa Industries Inc.	9	191
KVH Industries Inc. (a)	2	15
Lam Research Corp.	11	2,031
Lattice Semiconductor Corp. (a)	7	88
Leidos Holdings Inc.	10	667
Limelight Networks Inc. (a)	7	24
Littelfuse Inc.	2	403
LiveRamp Holdings Inc. (a)	7	380
LogMeIn Inc.	3	245
Lumentum Holdings Inc. (a)	3	173
Luxoft Holding Inc. - Class A (a)	3	156
M/A-COM Technology Solutions Holdings Inc. (a)	8	133
Magnachip Semiconductor Corp. (a)	4	30
Manhattan Associates Inc. (a)	5	291
Mantech International Corp. - Class A	3	143
Marvell Technology Group Ltd.	24	482
Mastercard Inc. - Class A	40	9,489
Maxim Integrated Products Inc.	14	719
MAXIMUS Inc.	7	531
MaxLinear Inc. - Class A (a)	10	244
Maxwell Technologies Inc. (a)	3	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Mesa Laboratories Inc.	—	30
Methode Electronics Inc.	7	195
Microchip Technology Inc.	9	744
Micron Technology Inc. (a)	64	2,649
Microsoft Corp.	255	30,032
MicroStrategy Inc. - Class A (a)	1	126
MKS Instruments Inc.	5	479
MongoDB Inc. - Class A (a)	1	165
Monolithic Power Systems Inc.	2	292
Monotype Imaging Holdings Inc.	4	71
Motorola Solutions Inc.	7	933
MTS Systems Corp.	2	131
Nanometrics Inc. (a)	5	152
National Instruments Corp.	8	341
NCR Corp. (a)	15	398
NeoPhotonics Corp. (a)	3	19
NetApp Inc.	17	1,169
NetGear Inc. (a)	6	199
NetScout Systems Inc. (a)	8	229
New Relic Inc. (a)	1	93
NIC Inc.	5	85
Novanta Inc. (a)	3	272
Nuance Communications Inc. (a)	20	331
Nutanix Inc. - Class A (a)	1	49
NVE Corp.	—	46
Nvidia Corp.	21	3,744
Okta Inc. - Class A (a)	2	150
ON Semiconductor Corp. (a)	41	833
OneSpan Inc. (a)	3	65
Oracle Corp.	75	4,017
OSI Systems Inc. (a)	3	252
Palo Alto Networks Inc. (a)	2	382
Park Electrochemical Corp.	2	34
Paychex Inc.	15	1,189
Paycom Software Inc. (a)	4	835
Paylocity Holding Corp. (a)	2	144
PayPal Holdings Inc. (a)	22	2,316
PC Connection Inc.	3	113
PCM Inc. (a)	1	39
PDF Solutions Inc. (a)	2	29
Pegasystems Inc.	1	40
Perceptron Inc. (a)	1	8
Perficient Inc. (a)	3	91
Perspecta Inc.	12	252
PFSweb Inc. (a)	2	12
Photronics Inc. (a)	7	66
Plantronics Inc.	5	238
Plexus Corp. (a)	3	208
Power Integrations Inc.	3	243
Presidio Inc.	9	132
PRGX Global Inc. (a)	1	7
Progress Software Corp.	4	182
Proofpoint Inc. (a)	1	171
PTC Inc. (a)	3	258
Pure Storage Inc. - Class A (a)	6	140
QAD Inc. - Class A	1	27
Qorvo Inc. (a)	8	592
QUALCOMM Inc.	29	1,644
Qualys Inc. (a)	2	191
Quantenna Communications Inc. (a)	1	34
Rambus Inc. (a)	13	138
RealNetworks Inc. (a)	2	6
RealPage Inc. (a)	5	313
Red Hat Inc. (a)	7	1,234
Ribbon Communications Inc. (a)	7	36
Richardson Electronics Ltd.	1	4
RingCentral Inc. - Class A (a)	1	124
Rogers Corp. (a)	2	282
Rubicon Project Inc. (a)	3	19
Rudolph Technologies Inc. (a)	3	75
Sabre Corp.	28	601
Salesforce.com Inc. (a)	8	1,233
Sanmina Corp. (a)	8	218
Sapiens International Corp. NV	1	12
ScanSource Inc. (a)	4	137
	Shares/Par[1]	Value ($)
Science Applications International Corp.	6	468
SeaChange International Inc. (a)	2	3
Seagate Technology	17	813
Semtech Corp. (a)	6	289
ServiceNow Inc. (a)	3	648
ServiceSource International Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	103
Skyworks Solutions Inc.	14	1,135
SMART Global Holdings Inc. (a)	4	77
SolarEdge Technologies Inc. (a)	5	206
Splunk Inc. (a)	2	299
SS&C Technologies Holdings Inc.	12	774
Stratasys Ltd. (a)	5	124
Super Micro Computer Inc. (a)	4	93
Sykes Enterprises Inc. (a)	7	186
Symantec Corp.	12	277
Synaptics Inc. (a)	6	253
Synchronoss Technologies Inc. (a)	4	27
SYNNEX Corp.	6	609
Synopsys Inc. (a)	3	368
Systemax Inc.	3	72
Tableau Software Inc. - Class A (a)	2	212
TE Connectivity Ltd.	14	1,135
Tech Data Corp. (a)	4	379
TeleNav Inc. (a)	3	21
Teradata Corp. (a)	14	606
Teradyne Inc.	13	506
Tessco Technologies Inc.	1	10
Texas Instruments Inc.	43	4,534
TiVo Corp.	13	117
Total System Services Inc.	10	941
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	195
Trimble Inc. (a)	11	430
TTEC Holdings Inc.	5	194
TTM Technologies Inc. (a)	17	195
Tyler Technologies Inc. (a)	1	241
Ubiquiti Networks Inc.	5	711
Ultimate Software Group Inc. (a)	1	237
Ultra Clean Holdings Inc. (a)	3	31
Unisys Corp. (a)	4	46
Universal Display Corp.	3	448
Veeco Instruments Inc. (a)	5	56
Verint Systems Inc. (a)	5	301
Versum Materials Inc.	9	476
ViaSat Inc. (a)	5	380
Viavi Solutions Inc. (a)	23	283
Virtusa Corp. (a)	4	192
Visa Inc. - Class A	64	9,988
Vishay Intertechnology Inc.	13	246
Vishay Precision Group Inc. (a)	1	24
VMware Inc. - Class A	1	271
Western Digital Corp.	16	767
Western Union Co.	35	651
WEX Inc. (a)	4	796
Workday Inc. - Class A (a)	1	287
Worldpay Inc. - Class A (a)	10	1,104
Xerox Corp.	20	646
Xilinx Inc.	11	1,426
Xperi Corp.	9	208
Zebra Technologies Corp. - Class A (a)	5	959
Zendesk Inc. (a)	1	78
Zix Corp. (a)	3	23
		247,620
Materials 4.1%
AdvanSix Inc. (a)	6	171
Air Products & Chemicals Inc.	5	875
AK Steel Holding Corp. (a)	31	85
Albemarle Corp.	7	599
Alcoa Corp. (a)	16	440
Allegheny Technologies Inc. (a)	11	276
American Vanguard Corp.	4	61
Ampco-Pittsburgh Corp. (a)	1	3
AptarGroup Inc.	8	816

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ashland Global Holdings Inc.	4	342
Avery Dennison Corp.	7	829
Axalta Coating Systems Ltd. (a)	24	599
Balchem Corp.	2	222
Ball Corp.	19	1,099
Bemis Co. Inc.	9	477
Berry Global Group Inc. (a)	15	815
Boise Cascade Co.	7	192
Cabot Corp.	7	283
Carpenter Technology Corp.	5	234
Celanese Corp. - Class A	8	825
Century Aluminum Co. (a)	8	75
CF Industries Holdings Inc.	17	696
Chase Corp.	1	119
Chemours Co.	15	559
Clearwater Paper Corp. (a)	2	39
Cleveland-Cliffs Inc.	27	270
Coeur d'Alene Mines Corp. (a)	24	99
Commercial Metals Co.	16	277
Compass Minerals International Inc.	6	352
Core Molding Technologies Inc.	1	6
Crown Holdings Inc. (a)	15	797
Domtar Corp.	6	307
DowDuPont Inc.	41	2,206
Eagle Materials Inc.	3	281
Eastman Chemical Co.	15	1,119
Ecolab Inc.	9	1,605
Element Solutions Inc. (a)	30	306
Ferro Corp. (a)	14	267
Ferroglobe Plc	13	27
Ferroglobe Rep and Warranty Insurance Trust (a) (b)	10	—
Flotek Industries Inc. (a)	1	5
FMC Corp.	7	545
Freeport-McMoRan Inc. - Class B	90	1,158
FutureFuel Corp.	4	48
GCP Applied Technologies Inc. (a)	7	199
Gold Resource Corp.	4	17
Graphic Packaging Holding Co.	44	553
Greif Inc. - Class A	3	134
Greif Inc. - Class B	1	51
Hawkins Inc.	1	36
Haynes International Inc.	2	50
HB Fuller Co.	4	202
Hecla Mining Co.	59	137
Huntsman Corp.	27	609
Ingevity Corp. (a)	3	368
Innophos Holdings Inc.	2	58
Innospec Inc.	4	322
International Flavors & Fragrances Inc.	4	525
International Paper Co.	35	1,611
Intrepid Potash Inc. (a)	21	78
Kaiser Aluminum Corp.	1	115
Koppers Holdings Inc. (a)	2	60
Kraton Corp. (a)	4	141
Kronos Worldwide Inc.	13	176
Linde Plc	11	2,005
Livent Corp. (a)	7	81
Louisiana-Pacific Corp.	19	452
LSB Industries Inc. (a)	3	17
LyondellBasell Industries NV - Class A	14	1,195
Martin Marietta Materials Inc.	3	703
Materion Corp.	2	116
Mercer International Inc.	11	148
Minerals Technologies Inc.	4	231
Mosaic Co.	14	378
Myers Industries Inc.	3	59
Neenah Inc.	2	111
NewMarket Corp.	1	450
Newmont Mining Corp.	17	624
Nucor Corp.	22	1,260
Olin Corp.	17	385
Olympic Steel Inc.	1	17
Omnova Solutions Inc. (a)	4	29
Owens-Illinois Inc.	22	413
P.H. Glatfelter Co.	4	64
	Shares/Par[1]	Value ($)
Packaging Corp. of America	8	783
PolyOne Corp.	12	362
PPG Industries Inc.	13	1,517
PQ Group Holdings Inc. (a)	4	62
Quaker Chemical Corp.	1	234
Rayonier Advanced Materials Inc.	6	77
Reliance Steel & Aluminum Co.	6	553
Resolute Forest Products Inc.	8	67
Royal Gold Inc.	4	377
RPM International Inc.	10	570
Ryerson Holding Corp. (a)	3	22
Schnitzer Steel Industries Inc. - Class A	3	64
Schweitzer-Mauduit International Inc.	6	252
Scotts Miracle-Gro Co. - Class A	7	546
Sealed Air Corp.	14	652
Sensient Technologies Corp.	4	271
Sherwin-Williams Co.	3	1,270
Silgan Holdings Inc.	16	461
Sonoco Products Co.	11	706
Southern Copper Corp.	3	138
Steel Dynamics Inc.	24	845
Stepan Co.	3	294
Summit Materials Inc. - Class A (a)	15	239
SunCoke Energy Inc. (a)	8	67
TimkenSteel Corp. (a)	4	49
Trecora Resources (a)	2	17
Tredegar Corp.	3	45
Trinseo SA	6	279
Tronox Holdings Plc	10	132
UFP Technologies Inc. (a)	—	11
United States Lime & Minerals Inc.	—	39
United States Steel Corp.	17	335
Univar Inc. (a)	14	305
Universal Stainless & Alloy Products Inc. (a)	1	12
US Concrete Inc. (a)	2	90
Valvoline Inc.	18	328
Verso Corp. - Class A (a)	4	77
Vulcan Materials Co.	7	807
Warrior Met Coal Inc.	7	222
Westlake Chemical Corp.	5	310
WestRock Co.	8	314
Worthington Industries Inc.	6	214
WR Grace & Co.	5	429
		49,030
Real Estate 0.3%
Alexander & Baldwin Inc.	8	194
Altisource Portfolio Solutions SA (a)	1	33
CBRE Group Inc. - Class A (a)	24	1,168
Consolidated-Tomoka Land Co.	—	26
Forestar Group Inc. (a)	—	7
FRP Holdings Inc. (a)	1	25
HFF Inc. - Class A	5	245
Howard Hughes Corp. (a)	3	353
Jones Lang LaSalle Inc.	3	519
Kennedy-Wilson Holdings Inc.	13	283
Marcus & Millichap Inc. (a)	4	171
Newmark Group Inc. - Class A	16	133
Rafael Holdings Inc. - Class B (a)	1	18
RE/MAX Holdings Inc. - Class A	5	175
Realogy Holdings Corp.	16	181
RMR Group Inc. - Class A	2	115
St. Joe Co. (a)	9	143
Stratus Properties Inc. (a)	—	12
Tejon Ranch Co. (a)	3	55
		3,856
Utilities 3.0%
AES Corp.	36	655
Allete Inc.	4	346
Alliant Energy Corp.	9	423
Ameren Corp.	10	711
American Electric Power Co. Inc.	13	1,115
American States Water Co.	4	272
American Water Works Co. Inc.	7	700
Aqua America Inc.	12	443

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Artesian Resources Corp. - Class A	1	35
Atlantica Yield Plc	14	266
Atmos Energy Corp.	4	462
Avangrid Inc.	5	239
Avista Corp.	7	271
Black Hills Corp.	6	437
California Water Service Group	5	266
CenterPoint Energy Inc.	17	535
Chesapeake Utilities Corp.	2	144
Clearway Energy Inc. - Class A	4	52
Clearway Energy Inc. - Class C	6	94
CMS Energy Corp.	11	584
Connecticut Water Services Inc.	1	86
Consolidated Edison Inc.	9	741
Consolidated Water Co. Ltd.	2	24
Dominion Energy Inc.	21	1,644
DTE Energy Co.	7	891
Duke Energy Corp.	19	1,680
Edison International	9	548
El Paso Electric Co.	4	227
Entergy Corp.	7	681
Evergy Inc.	12	706
Eversource Energy	12	854
Exelon Corp.	25	1,276
FirstEnergy Corp.	17	713
Genie Energy Ltd. - Class B	2	17
Hawaiian Electric Industries Inc.	11	432
IDACORP Inc.	5	479
MDU Resources Group Inc.	19	487
MGE Energy Inc.	3	226
Middlesex Water Co.	2	86
National Fuel Gas Co.	8	508
New Jersey Resources Corp.	8	415
NextEra Energy Inc.	13	2,567
NiSource Inc.	14	400
Northwest Natural Holding Co.	4	272
NorthWestern Corp.	5	320
NRG Energy Inc.	18	745
OGE Energy Corp.	11	494
ONE Gas Inc.	5	450
Ormat Technologies Inc.	5	291
Otter Tail Corp.	4	182
Pattern Energy Group Inc. - Class A	9	207
PG&E Corp. (a)	14	249
Pinnacle West Capital Corp.	5	485
PNM Resources Inc.	7	346
Portland General Electric Co.	9	445
PPL Corp.	18	574
Public Service Enterprise Group Inc.	14	809
Sempra Energy	5	687
SJW Corp.	4	222
South Jersey Industries Inc.	8	252
Southern Co.	28	1,452
Southwest Gas Corp.	5	373
Spark Energy Inc. - Class A	1	12
Spire Inc.	4	357
TerraForm Power Inc. - Class A	4	55
UGI Corp.	8	441
Unitil Corp.	1	76
Vistra Energy Corp.	17	453
WEC Energy Group Inc.	9	720
Xcel Energy Inc.	14	783
York Water Co.	1	50
		35,540
Total Common Stocks (cost $877,097)		1,191,856
RIGHTS 0.0%
A. Schulman Inc. (a) (b)	3	1
First Eagle Holdings Inc. (a) (b)	4	1
Nexstar Broadcasting Inc. (a) (b)	2	—
Total Rights (cost $1)		2
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	2,750	2,750
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	5,280	5,280
Total Short Term Investments (cost $8,030)		8,030
Total Investments 100.2% (cost $885,128)		1,199,888
Other Assets and Liabilities, Net (0.2)%		(2,146)
Total Net Assets 100.0%		1,197,742

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.8%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 2.60%, (1M USD LIBOR + 0.11%), 01/25/37 (b)	4,122	2,777
Accredited Mortgage Loan Trust
Series 2004-A2-1, 3.09%, (1M USD LIBOR + 0.60%), 04/25/34 (b)	495	453
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 3.09%, (1M USD LIBOR + 0.60%), 02/25/36 (b)	11,533	11,246
AIMCO CLO Corp.
Series 2018-D-AA, 5.32%, (3M USD LIBOR + 2.55%), 04/17/31 (b) (c)	1,000	944
Alpine Securitization
Series 2005-A3-32T1, REMIC, 3.49%, (1M USD LIBOR + 1.00%), 08/25/35 (b)	7,513	5,306
Series 2005-1A1-59, REMIC, 2.82%, (1M USD LIBOR + 0.33%), 11/20/35 (b)	6,511	6,202
Series 2006-A1B-OA12, REMIC, 2.68%, (1M USD LIBOR + 0.19%), 09/20/46 (b)	3,568	3,160
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 3.03%, (1M USD LIBOR + 0.54%), 11/25/35 (b)	3,309	2,263
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.69%, (6M USD LIBOR + 2.00%), 02/25/45 (b)	78	77
Anchorage Capital CLO Ltd.
Series 2019-B-13A, 4.68%, 04/15/32 (c)	2,000	2,000
Apidos CLO XII
Series 2013-DR-12A, 5.39%, (3M USD LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	952
Apidos CLO XXI
Series 2015-CR-21A, 5.23%, (3M USD LIBOR + 2.45%), 07/19/27 (b) (c)	500	483
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,664	2,662
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.96%, (3M USD LIBOR + 1.19%), 04/17/26 (b) (c)	4,914	4,914
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	1,101	1,097
Atrium XIII LLC
Series D-13A, 5.46%, (3M USD LIBOR + 2.70%), 11/21/30 (b) (c)	1,000	964
Atrium XIV LLC
Series D-14A, 5.73%, (3M USD LIBOR + 2.95%), 08/23/30 (b) (c)	1,000	976
Atrium XV LLC
Series D-15A, REMIC, 5.78%, (3M USD LIBOR + 3.00%), 01/23/31 (b) (c)	2,500	2,434
Avery Point VII CLO Ltd.
Series 2015-D-7A, 6.94%, (3M USD LIBOR + 4.15%), 01/18/28 (b) (c)	1,000	1,000
Babson CLO Ltd.
Series 2018-D-3A, 5.66%, (3M USD LIBOR + 2.90%), 07/20/29 (b) (c)	500	491
Series 2016-DR-1A, 5.82%, (3M USD LIBOR + 3.05%), 07/23/30 (b) (c)	1,000	983
Series 2015-DR-IA, 5.36%, (3M USD LIBOR + 2.60%), 01/20/31 (b) (c)	1,280	1,222
Series 2019-C-2A, 0.00%, (3M USD LIBOR + 3.95%), 04/15/31 (b) (c)	500	500
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 4.60%, 02/20/35 (b)	582	573
Series 2005-A1-D, REMIC, 4.63%, 05/25/35 (b)	7,385	7,585
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Barings CLO Ltd.
Series 2018-C-1A, 5.39%, (3M USD LIBOR + 2.60%), 04/15/31 (b) (c)	1,000	951
Series 2019-D-1A, 6.48%, 04/15/31 (c)	1,000	1,000
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 03/16/20 (b) (c)	2,771	2,745
	Shares/Par[1]	Value ($)
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/14/20 (c)	8,207	8,247
Series 2017-C-DELC, REMIC, 3.68%, (1M USD LIBOR + 1.20%), 08/15/19 (b) (c)	6	6
Series 2017-D-DELC, REMIC, 4.18%, (1M USD LIBOR + 1.70%), 08/15/19 (b) (c)	34	34
Series 2017-E-DELC, REMIC, 4.98%, (1M USD LIBOR + 2.50%), 08/15/19 (b) (c)	84	83
Series 2018-A-BXH, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 10/15/20 (b) (c)	2,136	2,120
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/05/36 (b) (c)	6,436	65
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/05/36 (b) (c)	11,689	376
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.14%, 01/12/22 (b) (c)	7,678	6,682
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	876	881
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (c)	842	623
Series 2011-12A1-RR5, REMIC, 4.92%, 03/26/37 (b) (c)	217	216
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (c)	4,555	3,671
Series 2012-6A6-RR1, REMIC, 2.67%, 12/27/46 (b) (c)	12,927	12,236
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	1
Series 2002-1A2-11, REMIC, 4.44%, 02/25/33 (b)	2	2
Series 2002-1A1-11, REMIC, 4.73%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 5.03%, 04/25/33 (b)	13	12
Series 2003-4A1-8, REMIC, 4.74%, 01/25/34 (b)	92	91
Series 2004-12A5-1, REMIC, 4.66%, 04/25/34 (b)	196	193
Series 2004-2A1-8, REMIC, 4.23%, 11/25/34 (b)	277	270
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 4.57%, 05/25/35 (b)	206	203
Series 2005-26A1-7, REMIC, 4.19%, 09/25/35 (b)	9,958	6,662
Series 2005-22A1-7, REMIC, 4.26%, 09/25/35 (b)	130	107
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 04/25/34 (b)	696	957
Series 2005-M2-AQ1, REMIC, 3.46%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	6,344	6,329
Series 2006-1M1-HE1, REMIC, 2.90%, (1M USD LIBOR + 0.41%), 12/25/35 (b)	438	438
Series 2006-A2-4, REMIC, 2.75%, (1M USD LIBOR + 0.26%), 10/25/36 (b)	2,454	2,446
Series 2007-1A3-HE3, REMIC, 2.74%, (1M USD LIBOR + 0.25%), 01/25/37 (b)	4,569	4,807
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.34%, 01/26/36 (b)	430	387
Series 2007-A2-EMX1, REMIC, 3.79%, (1M USD LIBOR + 1.30%), 03/25/37 (b) (c)	2,947	2,975
Series 2007-2A1-R6, REMIC, 3.74%, 12/26/46 (b)	276	252
BHMS Mortgage Trust
Series 2018-C-ATLS, REMIC, 4.38%, (1M USD LIBOR + 1.90%), 07/15/20 (b) (c)	2,375	2,371
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.80%, (1M USD LIBOR + 1.32%), 03/16/20 (b) (c)	2,784	2,777
Series 2018-E-BIOA, REMIC, 4.43%, (1M USD LIBOR + 1.95%), 03/16/20 (b) (c)	6,960	6,960
BX Trust
Series 2017-D-IMC, 4.73%, (1M USD LIBOR + 2.25%), 10/15/19 (b) (c)	3,514	3,499
Series 2017-E-IMC, 5.73%, (1M USD LIBOR + 3.25%), 10/15/19 (b) (c)	5,667	5,633
Interest Only, Series 2017-XCP-IMC, 0.00%, 10/15/32 (b) (c)	261,176	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2018-A-EXCL, REMIC, 3.57%, (1M USD LIBOR + 1.09%), 09/15/20 (b) (c)	2,016	2,012
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.35%, 10/17/22 (b) (c)	3,886	3,984
Series 2017-E-VICI, 4.35%, 10/17/22 (b) (c)	3,886	3,933
CAL Funding III Ltd.
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (c)	4,458	4,515
Canyon Capital CLO Ltd.
Series 2014-DR-2A, 6.44%, (3M USD LIBOR + 3.65%), 04/15/29 (b) (c)	1,000	986
Series 2012-D-1RA, 5.79%, (3M USD LIBOR + 3.00%), 07/15/30 (b) (c)	1,500	1,448
Series 2014-CR-1A, 5.50%, (3M USD LIBOR + 2.75%), 01/30/31 (b) (c)	1,134	1,078
Series 2016-DR-1A, 5.59%, (3M USD LIBOR + 2.80%), 07/15/31 (b) (c)	1,000	952
Series 2018-D-1A, 5.69%, (3M USD LIBOR + 2.90%), 07/15/31 (b) (c)	1,000	955
Carlyle Global Market Strategies CLO Ltd.
Series 2012-DR-4A, 6.88%, (3M USD LIBOR + 4.10%), 01/22/29 (b) (c)	1,000	1,003
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (c)	2,780	2,785
CD Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD3, REMIC, 1.03%, 02/10/50 (b)	34,973	2,204
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.78%, (1M USD LIBOR + 2.30%), 02/18/20 (b) (c)	4,159	4,149
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.22%, 12/25/35 (b)	612	587
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	590	481
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,060	1,002
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (b)	3,239	3,274
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (b) (c)	1,696	1,572
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (c)	4,143	3,398
Series 2016-B-GC36, REMIC, 4.76%, 01/12/26	2,595	2,758
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 4.82%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (b)	24	25
Series 2005-1A3A-8, REMIC, 4.34%, 11/25/35 (b)	3,335	3,465
Series 2007-A3A-AHL3, REMIC, 2.55%, (1M USD LIBOR + 0.06%), 05/25/37 (b)	360	281
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (c) (d)	3,706	3,683
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (c)	3,622	3,665
COMM Mortgage Trust
Series 2018-C-HCLV, 4.18%, (1M USD LIBOR + 1.70%), 09/15/20 (b) (c)	4,056	4,064
Series 2017-E-PANW, 3.81%, 10/11/24 (b) (e) (f)	5,717	5,511
Series 2017-D-PANW, 3.93%, 10/11/24 (b) (c)	3,425	3,439
Interest Only, Series 2014-XA-CR20, REMIC, 1.12%, 10/11/24 (b)	120,123	5,103
Series 2015-C-DC1, REMIC, 4.35%, 01/10/25 (b)	200	199
Series 2015-C-CR23, REMIC, 4.25%, 04/11/25 (b)	2,923	2,931
Interest Only, Series 2015-XA-CR22, REMIC, 0.95%, 03/10/48 (b)	133,994	4,908
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2017-XA-BNK8, 0.75%, 11/17/50 (b)	99,300	5,189
Cook Park CLO Ltd.
Series 2018-D-1A, 5.37%, (3M USD LIBOR + 2.60%), 04/17/30 (b) (c)	2,000	1,903
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 3.80%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	445	445
	Shares/Par[1]	Value ($)
Series 2006-1A1A-OA17, REMIC, 2.68%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	6,744	5,762
Series 2006-A1-OA21, REMIC, 2.68%, (1M USD LIBOR + 0.19%), 03/20/47 (b)	4,737	4,036
Series 2007-A1A-OA7, REMIC, 2.67%, (1M USD LIBOR + 0.18%), 05/25/47 (b)	302	292
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.64%, (1M USD LIBOR + 0.15%), 04/25/34 (b)	1,627	1,560
Series 2004-M1-3, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 06/25/34 (b)	75	74
Series 2005-M3-BC5, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 12/25/35 (b)	5,000	4,953
Series 2007-1A-13, REMIC, 3.33%, (1M USD LIBOR + 0.84%), 06/25/36 (b)	2,130	1,989
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,322	2,349
Series 2004-A2-HYB6, REMIC, 4.27%, 11/21/34 (b)	508	513
Series 2004-A3-22, REMIC, 4.27%, 11/25/34 (b)	250	247
Series 2004-1A1-HYB9, REMIC, 4.26%, 02/20/35 (b)	177	175
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,707	1,456
Series 2005-3A2A-HYB9, REMIC, 4.59%, (12M USD LIBOR + 1.75%), 02/20/36 (b)	47	44
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (c)	10,000	9,966
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 3.00%, 03/25/32 (b) (c)	28	26
Credit Suisse Mortgage Capital Certificates
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (b) (c)	1,920	1,902
Credit Suisse Mortgage Trust
Series 2017-E-CALI, REMIC, 3.78%, 11/12/24 (b) (c)	5,200	4,975
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (b) (c)	5,200	4,859
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.11%, 11/17/27 (b)	3,875	3,906
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,942	1,552
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 2.95%, (1M USD LIBOR + 0.46%), 04/25/36 (b)	5,400	5,267
Series 2005-2AV-17, REMIC, 2.73%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	5,937	5,865
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 0.00%, (3M USD LIBOR + 3.70%), 04/15/29 (b) (c)	2,500	2,500
Dryden CLO LVII Ltd.
Series 2018-D-57A, 5.23%, (3M USD LIBOR + 2.55%), 05/15/31 (b) (c)	1,000	948
Dryden CLO LX Ltd.
Series 2015-DR-40A, 5.78%, (3M USD LIBOR + 3.10%), 08/15/31 (b) (c)	1,000	976
Dryden CLO XL Ltd.
Series 2018-D-60A, 5.79%, (3M USD LIBOR + 3.00%), 07/15/31 (b) (c)	2,000	1,959
Dryden XXXVI Senior Loan Fund
Series 2014-DR-36A, 7.03%, (3M USD LIBOR + 4.24%), 01/18/28 (b) (c)	2,500	2,500
Fillmore Park CLO Ltd.
Series 2018-D-1A, 5.69%, 07/15/30 (c)	1,500	1,456
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 3.30%, (1M USD LIBOR + 0.81%), 04/25/35 (b) (c)	539	544
Series 2005-A4-FF9, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	2,600	2,558
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 4.59%, 02/25/36 (b)	444	416
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.07%, 10/25/35 (b)	1,004	939

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 2.99%, (1M USD LIBOR + 0.50%), 12/26/35 (b)	2,429	2,412
Gilbert Park CLO Ltd.
Series 2017-1A-E, 5.74%, (3M USD LIBOR + 2.95%), 10/15/30 (b) (c)	1,000	981
Series 2017-1A-E, 9.19%, (3M USD LIBOR + 6.40%), 10/15/30 (b) (c)	2,000	1,959
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	3,630	3,697
GoldenTree Loan Management US CLO 1 Ltd.
Series 2018-D-3A, 5.61%, (3M USD LIBOR + 2.85%), 04/22/30 (b) (c)	1,000	971
GoldenTree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 5.18%, (3M USD LIBOR + 2.40%), 01/21/31 (b) (c)	1,000	943
Great Wolf Trust
Series 2017-D-WOLF, 4.73%, (1M USD LIBOR + 2.10%), 09/16/19 (b) (c)	1,166	1,167
Series 2017-E-WOLF, 5.73%, (1M USD LIBOR + 3.10%), 09/16/19 (b) (c)	1,808	1,810
Series 2017-F-WOLF, 6.70%, (1M USD LIBOR + 4.07%), 09/16/19 (b) (c)	962	964
Greenwood Park CLO Ltd.
Series 2018-D-1A, 5.29%, (3M USD LIBOR + 2.50%), 04/15/31 (b) (c)	1,000	944
Grippen Park CLO Ltd.
Series 2017-D-1A, REMIC, 6.06%, (3M USD LIBOR + 3.30%), 01/20/30 (b) (c)	500	500
GS Mortgage Securities Corp. II
Series 2017-C-GS8, 4.34%, 11/12/27	6,463	6,587
GS Mortgage Securities Trust
Series 2018-A-3PCK, 3.93%, (1M USD LIBOR + 1.45%), 09/15/21 (b) (c)	1,340	1,334
Series 2016-WMB-GS3, 3.60%, 09/14/26 (e) (f)	9,000	8,794
Interest Only, Series 2018-XA-GS9, REMIC, 0.45%, 03/10/28 (b)	112,529	3,775
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 06/25/36 (b)	1,306	1,262
Series 2007-A1-HS1, REMIC, 3.34%, (1M USD LIBOR + 0.85%), 02/25/37 (b)	1,349	1,351
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 4.52%, 09/25/35 (b)	300	303
Series 2005-6A1-AR7, REMIC, 4.47%, 11/25/35 (b)	95	94
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.92%, (1M USD LIBOR + 0.44%), 05/19/35 (b)	70	69
Series 2005-3A1-4, REMIC, 4.11%, 07/19/35 (b)	270	247
Harbour Aircraft Investments Ltd.
Series 2017-A-1, 4.00%, 11/15/24 (g)	13,124	13,126
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (e) (f)	1,706	1,470
Helios Issuer LLC
Series 2017-A-1A, 4.94%, 09/20/23 (c)	2,704	2,780
Highbridge Loan Management Ltd.
Series 8A-DR-2016, 5.68%, (3M USD LIBOR + 2.90%), 07/22/30 (b) (c)	2,500	2,372
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/07/23 (c)	10,000	9,918
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 3.54%, (1M USD LIBOR + 1.05%), 07/25/35 (b)	205	205
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 2.85%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	3,000	2,932
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 3.95%, 01/25/32 (b)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.95%, 08/25/35 (b)	1,645	1,473
Series 2005-1A1-AR31, REMIC, 3.95%, 01/25/36 (b)	316	268
	Shares/Par[1]	Value ($)
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 0.91%, 10/15/50 (b)	96,517	5,546
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (b) (c)	5,248	5,186
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.73%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	3,992	3,874
Series 2007-MV6-CH1, REMIC, 3.04%, (1M USD LIBOR + 0.55%), 11/25/36 (b)	2,414	2,324
Series 2007-MV1-CH2, REMIC, 2.77%, (1M USD LIBOR + 0.28%), 01/25/37 (b)	4,800	4,702
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	79	60
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	657	674
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/18/19 (b) (e) (f)	5,248	5,226
LCM XIV LP
Series DR-14A, 5.53%, (3M USD LIBOR + 2.75%), 07/21/31 (b) (c)	2,000	1,923
LCM XV Ltd.
Series DR-15A, 6.48%, (3M USD LIBOR + 3.70%), 07/22/30 (b) (c)	2,750	2,739
LCM XX LP
Series DR-20A, 5.56%, (3M USD LIBOR + 2.80%), 10/20/27 (b) (c)	1,000	985
LCM XXVIII Ltd.
Series D-28A, 5.40%, (3M USD LIBOR + 3.15%), 10/21/30 (b) (c)	1,000	968
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (c) (d)	46,951	46,893
Lehman XS Trust
Series 2005-1A3-4, REMIC, 3.29%, (1M USD LIBOR + 0.80%), 10/25/35 (b)	1,118	1,097
Series 2007-3A3-2N, REMIC, 2.66%, (1M USD LIBOR + 0.17%), 02/25/37 (b)	7,230	6,083
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 3.05%, (1M USD LIBOR + 0.56%), 09/25/34 (b)	198	186
Long Point Park CLO Ltd.
Series 2017-C-1A, 5.17%, (3M USD LIBOR + 2.40%), 01/17/30 (b) (c)	1,000	942
Madison Park Funding XIV Ltd.
Series 2014-DRR-14A, 5.71%, (3M USD LIBOR + 2.95%), 10/22/30 (b) (c)	2,000	1,944
Madison Park Funding XXIV Ltd.
Series 2016-D-24A, 6.61%, (3M USD LIBOR + 3.85%), 01/20/28 (b) (c)	1,000	1,001
Magnetite XIV-R Ltd.
Series 2015-D-14RA, 5.63%, (3M USD LIBOR + 2.85%), 10/20/31 (b) (c)	1,500	1,452
Magnetite XVIII Ltd.
Series 2016-DR-18A, 5.38%, (3M USD LIBOR + 2.70%), 11/15/28 (b) (c)	1,000	971
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.61%, (1M USD LIBOR + 4.13%), 12/25/32 (b)	1,377	1,406
Series 2005-M5-WMC1, REMIC, 3.49%, (1M USD LIBOR + 1.01%), 03/25/35 (b)	5,005	4,912
Series 2006-A3-AM3, REMIC, 2.66%, (1M USD LIBOR + 0.17%), 10/25/36 (b)	3,128	3,027
Series 2007-A2-WMC1, REMIC, 2.54%, (1M USD LIBOR + 0.05%), 01/25/37 (b)	325	134
Series 2007-A1-HE2, REMIC, 3.64%, (1M USD LIBOR + 1.15%), 08/25/37 (b)	6,369	5,684
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 3.14%, (1M USD LIBOR + 0.49%), 10/20/29 (b)	35	34
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.53%, 05/25/33 (b)	219	212
Series 2005-2A3-A6, REMIC, 2.87%, (1M USD LIBOR + 0.38%), 08/25/35 (b)	2,046	2,035

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2005-5A-3, REMIC, 2.99%, (1M USD LIBOR + 0.50%), 11/25/35 (b)	55	53
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,042
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,510
Interest Only, Series 2017-XA-C34, REMIC, 0.82%, 11/15/52 (b)	46,432	2,477
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.45%, 07/15/21 (b) (c)	490	493
Series 2014-B-150E, REMIC, 4.26%, 09/11/24 (c)	1,915	1,980
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 3.39%, (1M USD LIBOR + 0.90%), 07/25/32 (b)	395	395
MortgageIT Trust
Series 2005-A1-5, REMIC, 3.01%, (1M USD LIBOR + 0.52%), 12/25/35 (b)	2,875	2,841
Mosaic Solar Loans LLC
Series 2017-A-2A, 3.82%, 01/22/30 (c)	8,145	8,057
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (c)	2,075	2,084
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 4.63%, (1M USD LIBOR + 2.15%), 08/15/19 (b) (c)	3,632	3,639
MSCG Trust
Series 2018-F-SELF, 5.53%, (1M USD LIBOR + 3.05%), 10/15/20 (b) (e) (f)	5,349	5,329
Myers Park CLO Ltd.
Series 2018-D-1A, 5.36%, (3M USD LIBOR + 3.00%), 10/20/30 (b) (c)	1,000	972
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (c)	8,000	8,031
Navient Student Loan Trust
Series 2017-A1-3X, 2.79%, (1M USD LIBOR + 0.30%), 03/25/20 (b) (c)	2,499	2,500
Neuberger Berman CLO LVII Ltd.
Series 2018-D-27A, 5.39%, (3M USD LIBOR + 2.60%), 01/15/30 (b) (c)	1,000	954
Neuberger Berman CLO XVI Ltd.
Series 2017-D-16SA, 5.29%, (3M USD LIBOR + 2.50%), 01/18/28 (b) (c)	2,000	1,948
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 3.25%, (1M USD LIBOR + 0.77%), 09/25/35 (b)	1,242	1,237
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.68%, 08/25/35 (b)	715	713
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (c)	4,260	4,263
Oak Hill Credit Partners III Ltd.
Series 2014-D-10RA, 5.93%, (3M USD LIBOR + 3.15%), 12/12/30 (b) (c)	2,000	1,957
Octagon Investment Partners XV Ltd.
Series 2013-DR-1A, 6.46%, (3M USD LIBOR + 3.70%), 07/19/30 (b) (c)	2,500	2,465
Octagon Investment Partners XVI Ltd.
Series 2013-DR-1A, 5.77%, (3M USD LIBOR + 3.00%), 07/17/30 (b) (c)	500	478
Octagon Investment Partners XXI Ltd.
Series 2014-CRR-1A, 6.64%, (3M USD LIBOR + 3.80%), 02/17/32 (b) (c)	500	500
Octagon Investment Partners XXIX Ltd.
Series 2016-D-1A, 7.03%, (3M USD LIBOR + 4.25%), 01/24/28 (b) (c)	1,000	1,000
Octagon Investment Partners XXX Ltd.
Series 2017-C-1A, 6.26%, (3M USD LIBOR + 3.50%), 03/17/30 (b) (c)	2,500	2,500
Octagon Investment Partners XXXI Ltd.
Series 2017-DD-1A, 5.26%, (3M USD LIBOR + 2.50%), 01/22/30 (b) (c)	1,000	937
Octagon Investment Partners XXXIII Ltd.
Series 2017-C-1A, 5.51%, (3M USD LIBOR + 2.75%), 01/21/31 (b) (c)	1,000	951
Series 2017-D-1A, 9.06%, (3M USD LIBOR + 6.30%), 01/21/31 (b) (c)	1,000	967
Octagon Investment Partners XXXIV Ltd.
Series 2017-D-1A, 6.46%, 07/22/30 (c)	1,282	1,265
	Shares/Par[1]	Value ($)
Octagon Investment Partners XXXVII Ltd.
Series 2018-C-2A, 5.62%, (3M USD LIBOR + 2.85%), 07/25/30 (b) (c)	1,000	946
OHA Credit Funding Ltd.
Series 2018-D-1A, 5.69%, (3M USD LIBOR + 3.05%), 10/21/30 (b) (c)	1,000	982
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,959
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 3.25%, (1M USD LIBOR + 0.77%), 08/25/35 (b)	3,700	3,587
Series 2007-2A2-6, REMIC, 2.62%, (1M USD LIBOR + 0.13%), 07/25/37 (b)	930	675
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 3.19%, (1M USD LIBOR + 0.71%), 05/25/35 (b)	1,655	1,628
Series 2005-M1-WCW3, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 08/25/35 (b)	922	920
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 02/25/34 (b)	11	11
PRPM LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (c)	24,146	24,127
RAMP Trust
Series 2005-M5-EFC1, REMIC, 3.46%, (1M USD LIBOR + 0.98%), 05/25/35 (b)	12,706	12,359
RASC Trust
Series 2005-M1-KS1, REMIC, 3.16%, (1M USD LIBOR + 0.68%), 02/25/35 (b)	2,178	2,142
Series 2006-AI3-KS9, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	3,094	3,032
Series 2006-1A3-EMX9, REMIC, 2.66%, (1M USD LIBOR + 0.17%), 09/25/36 (b)	2,379	2,161
Series 2006-A4-KS7, REMIC, 2.73%, (1M USD LIBOR + 0.24%), 09/25/36 (b)	1,808	1,790
Series 2007-A3-KS1, REMIC, 2.64%, (1M USD LIBOR + 0.15%), 11/25/36 (b)	6,511	6,385
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 2.74%, (1M USD LIBOR + 0.25%), 02/26/37 (b) (c)	1,114	1,090
Renew Financial LLC
Series 2017-A-2A, 3.22%, 09/22/53 (c)	7,947	7,973
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.96%, 01/25/36 (b)	6,840	5,951
RR Ltd.
Series 2018-C-4A, 5.74%, (3M USD LIBOR + 2.75%), 04/15/30 (b) (c)	1,000	969
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 3.46%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	192	191
Series 2007-A2A-HE1, REMIC, 2.55%, (1M USD LIBOR + 0.06%), 12/25/36 (b)	253	85
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.00%, 10/13/48 (b)	32,382	3,200
SLM Student Loan Trust
Series 2008-A-9, 4.27%, (3M USD LIBOR + 1.50%), 04/25/23 (b)	1,680	1,699
Small Business Administration Participation Certificates
6.29%, 01/01/21	1	1
5.13%, 09/01/23	4	4
5.52%, 06/01/24	76	80
SMB Private Education Loan Trust
Series 2018-A2B-B, 3.20%, (1M USD LIBOR + 0.72%), 03/15/28 (b) (c)	3,500	3,485
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.62%, (1M USD LIBOR + 0.13%), 12/25/36 (b)	253	252
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 11/25/23 (c)	4,411	4,406
Sprite Ltd.
Series 2017-A-1, 4.25%, 12/15/24 (c)	3,612	3,628
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (c)	1,585	1,591

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Stewart Park CLO Ltd.
Series 2015-DR-1A, 5.39%, (3M USD LIBOR + 2.60%), 01/15/30 (b) (c)	2,000	1,897
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.80%, (1M USD LIBOR + 0.62%), 01/25/36 (b)	2,202	2,103
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 2.73%, (1M USD LIBOR + 0.50%), 07/19/35 (b)	226	215
Series 2007-2A1-AR2, REMIC, 2.75%, (1M USD LIBOR + 0.26%), 03/25/37 (b)	599	432
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 3.14%, (1M USD LIBOR + 0.66%), 09/19/32 (b)	14	13
Symphony CLO XVI Ltd.
Series 2015-DR-16A, 5.84%, (3M USD LIBOR + 3.05%), 10/15/31 (b) (c)	1,000	983
Symphony CLO XVII Ltd.
Series 2016-DR-17A, 5.44%, 04/17/28 (c)	1,000	977
Taconic Park CLO Ltd.
Series 2016-C-1A, 6.81%, (3M USD LIBOR + 4.05%), 01/20/29 (b) (c)	2,000	2,000
TAL Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (c)	3,917	3,878
Series 2014-A-1A, 3.51%, 02/20/24 (c)	2,557	2,557
Thayer Park CLO Ltd.
Series 2017-C-1A, 6.46%, (3M USD LIBOR + 3.70%), 04/20/29 (b) (c)	1,000	988
THL Credit Wind River CLO Ltd.
Series 2015-ER-2A, 8.34%, 10/15/27 (c)	2,000	1,971
Series 2016-DR-1A, 5.64%, (3M USD LIBOR + 2.85%), 07/17/28 (b)	1,000	976
Series 2018-1, 5.69%, (3M USD LIBOR + 2.90%), 07/15/30 (b) (c)	1,500	1,424
Series 2018-D-2A, 5.79%, (3M USD LIBOR + 3.00%), 07/15/30 (b) (c)	2,000	1,911
Series 2018-1, 8.29%, (3M USD LIBOR + 5.50%), 07/15/30 (b) (c)	500	459
Series 2014-DR-2A, 5.69%, (3M USD LIBOR + 2.90%), 01/15/31 (b) (c)	1,000	948
Series 2014-ER-2A, 8.54%, (3M USD LIBOR + 5.75%), 01/15/31 (b) (c)	1,000	917
Series 2014-DRR-1A, 5.78%, (3M USD LIBOR + 3.00%), 07/18/31 (b) (c)	1,000	956
Thunderbolt Aircraft Lease Ltd.
Series 2017-A-A, 4.21%, 04/15/24 (c) (d)	4,897	4,975
Triton Container Finance VI LLC
Series 2018-A-2A, 4.19%, 06/20/28 (c)	1,850	1,878
Series 2018-A-1A, 3.95%, 03/20/43 (c)	4,500	4,554
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.45%, 10/15/27 (b)	3,298	3,368
Series 2018-C-C8, 4.70%, 02/17/28 (b)	3,776	3,897
Series 2017-C-C5, REMIC, 4.32%, 11/17/27 (b)	5,169	5,222
Series 2017-C-C6, REMIC, 4.45%, 12/17/27 (b)	3,866	3,941
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	3,658	3,740
Interest Only, Series 2017-XA-C4, REMIC, 1.10%, 10/17/50 (b)	36,109	2,590
Interest Only, Series 2018-XA-C9, REMIC, 0.90%, 03/17/51 (b)	57,782	3,856
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (c)	6,924	7,029
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (c)	2,000	2,010
Series 2018-C-1A, 3.41%, 02/15/23 (c)	2,000	1,997
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	117	125
Voya CLO 2018-2 Ltd.
Series 2018-D-2A, 5.54%, (3M USD LIBOR + 2.75%), 07/15/31 (b) (c)	1,000	939
Voya CLO Ltd.
Series 2014-CR2-1A, 5.58%, (3M USD LIBOR + 2.80%), 04/18/31 (b) (c)	1,000	957
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 3.78%, 08/25/36 (b)	2,018	1,846
Series 2007-3A3-HY1, REMIC, 3.87%, 02/25/37 (b)	1,911	1,771
	Shares/Par[1]	Value ($)
Series 2007-4A1-HY1, REMIC, 3.91%, 02/25/37 (b)	176	160
Series 2007-2A3-HY7, REMIC, 3.57%, 07/25/37 (b)	290	256
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 4.39%, 02/25/31 (b)	—	—
Series 2005-1A3A-AR18, REMIC, 4.27%, 01/25/36 (b)	418	415
Series 2002-1A-AR9, REMIC, 3.80%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (b)	53	51
Series 2002-1A-AR17, REMIC, 3.60%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (b)	35	34
Series 2005-A1A1-AR13, REMIC, 2.78%, (1M USD LIBOR + 0.58%), 10/25/45 (b)	61	60
Series 2006-1A-AR9, REMIC, 3.23%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (b)	2,352	2,014
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/17/27 (b)	5,073	5,196
Series 2017-C-C41, 4.51%, 11/17/27 (b)	6,601	6,725
Series 2018-D-BXI, REMIC, 4.04%, (1M USD LIBOR + 1.56%), 12/16/19 (b) (c)	3,826	3,812
Series 2012-C-LC5, REMIC, 4.69%, 09/16/22 (b)	2,195	2,277
Interest Only, Series 2015-XA-C28, REMIC, 0.70%, 05/15/48 (b)	90,548	2,911
Interest Only, Series 2018-XA-C43, REMIC, 0.71%, 03/17/51 (b)	74,833	3,743
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 4.99%, 01/25/35 (b)	102	103
Series 2006-2A1-AR2, REMIC, 4.95%, 03/25/36 (b)	368	366
Series 2006-2A5-AR2, REMIC, 4.95%, 03/25/36 (b)	1,001	998
Series 2006-2A1-AR8, REMIC, 4.67%, 04/25/36 (b)	674	670
Series 2006-1A1-AR10, REMIC, 4.70%, 07/25/36 (b)	2,192	2,170
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.64%, 05/01/26 (c)	6,635	6,623
Wind River CLO Ltd.
Series 2018-D-3A, 5.78%, (3M USD LIBOR + 2.95%), 01/20/31 (b) (c)	1,000	972
Total Non-U.S. Government Agency Asset-Backed Securities (cost $775,581)		793,666
CORPORATE BONDS AND NOTES 27.3%
Communication Services 2.0%
AT&T Inc.
5.25%, 03/01/37	6,535	6,890
Axiata SPV 2 Bhd
3.47%, 11/19/20	1,000	1,004
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,885
CCO Holdings LLC
5.75%, 02/15/26 (c)	745	780
5.00%, 02/01/28 (c)	940	928
Cengage Learning Inc.
9.50%, 06/15/24 (c)	590	489
Charter Communications Operating LLC
4.91%, 07/23/25	4,265	4,498
Cincinnati Bell Inc.
7.00%, 07/15/24 (c)	685	629
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (c)	200	212
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (h)	600	621
Comcast Corp.
3.95%, 10/15/25	4,145	4,337
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	1,400	1,454
CSC Holdings LLC
5.38%, 07/15/23 (c)	1,175	1,197
5.25%, 06/01/24	690	701

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
DISH DBS Corp.
5.88%, 11/15/24	325	273
Embarq Corp.
8.00%, 06/01/36	685	666
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26	2,730	2,744
Frontier Communications Corp.
8.50%, 04/15/20	190	186
8.50%, 04/01/26 (c)	370	344
8.00%, 04/01/27 (c)	275	284
Gray Escrow Inc.
7.00%, 05/15/27 (c)	475	505
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (c)	1,075	1,175
GTT Communications Inc.
7.88%, 12/31/24 (c)	795	696
Intelsat Jackson Holdings SA
5.50%, 08/01/23	335	297
8.50%, 10/15/24 (c)	455	442
Interpublic Group of Cos. Inc.
5.40%, 10/01/48	4,320	4,383
Iridium Communications Inc.
10.25%, 04/15/23 (c)	820	902
Live Nation Entertainment Inc.
5.63%, 03/15/26 (c)	945	974
Match Group Inc.
5.00%, 12/15/27 (c)	835	843
Millicom International Cellular SA
6.00%, 03/15/25	500	513
6.63%, 10/15/26 (c)	700	734
6.63%, 10/15/26	1,000	1,049
5.13%, 01/15/28	1,815	1,736
6.25%, 03/25/29 (c)	1,550	1,575
Netflix Inc.
5.88%, 02/15/25	275	298
Numericable - SFR SA
7.38%, 05/01/26 (c)	665	652
Radiate Holdco LLC
6.63%, 02/15/25 (c)	625	601
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	690	704
Sprint Capital Corp.
6.88%, 11/15/28	1,255	1,206
Sprint Corp.
7.13%, 06/15/24	1,205	1,221
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (c)	4,460	4,510
Telefonica Celular del Paraguay SA
5.88%, 04/15/27 (c)	750	761
Telesat Canada
8.88%, 11/15/24 (c)	765	831
T-Mobile USA Inc.
4.50%, 02/01/26	1,120	1,120
Uber Technologies Inc.
8.00%, 11/01/26 (c)	610	650
Univision Communications Inc.
5.13%, 05/15/23 (c)	160	152
Verizon Communications Inc.
4.02%, 12/03/29 (c)	4,592	4,746
4.27%, 01/15/36	2,155	2,184
VTR Finance BV
6.88%, 01/15/24 (c)	449	460
		70,042
Consumer Discretionary 1.3%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25 (c)	1,425	1,409
Altice SA
7.75%, 05/15/22 (c)	300	300
American Axle & Manufacturing Inc.
6.25%, 03/15/26	555	536
Aramark Services Inc.
5.00%, 04/01/25 - 02/01/28 (c)	1,365	1,387
Argos Merger Sub Inc.
7.13%, 03/15/23 (c)	515	383
	Shares/Par[1]	Value ($)
Boyne USA Inc.
7.25%, 05/01/25 (c)	1,095	1,173
Constellation Merger Sub Inc.
8.50%, 09/15/25 (c)	430	392
CRC Escrow Issuer LLC
5.25%, 10/15/25 (c)	655	632
Dollar Tree Inc.
4.00%, 05/15/25	4,545	4,601
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26	200	190
Eldorado Resorts Inc.
6.00%, 04/01/25	540	547
Expedia Inc.
3.80%, 02/15/28	4,700	4,530
Ford Motor Co.
7.45%, 07/16/31	2,045	2,182
Frontdoor Inc.
6.75%, 08/15/26 (c)	675	691
Gohl Capital Ltd.
4.25%, 01/24/27	4,800	4,775
Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,030	1,034
Gray Television Inc.
5.13%, 10/15/24 (c)	275	276
Hasbro Inc.
3.50%, 09/15/27	4,190	4,037
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	1,545	1,544
IRB Holding Corp.
6.75%, 02/15/26 (c)	735	691
Jeld-Wen Inc.
4.63%, 12/15/25 (c)	885	840
LTF Merger Sub Inc.
8.50%, 06/15/23 (c)	1,080	1,112
Marriott International Inc.
6.50%, 09/15/26 (c)	600	629
McDonald's Corp.
4.45%, 03/01/47	1,885	1,938
MGM Resorts International
5.75%, 06/15/25	345	358
NCL Corp. Ltd.
4.75%, 12/15/21 (c)	580	587
NVA Holdings Inc.
6.88%, 04/01/26 (c)	280	278
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (c)	440	449
8.50%, 05/15/27 (c)	235	236
Penn National Gaming Inc.
5.63%, 01/15/27 (c)	655	637
PetSmart Inc.
5.88%, 06/01/25 (c)	170	142
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,368
S.A.C.I. Falabella
3.75%, 04/30/23	700	701
Scientific Games International Inc.
5.00%, 10/15/25 (c)	570	559
8.25%, 03/15/26 (c)	545	556
ServiceMaster Co. LLC
5.13%, 11/15/24 (c)	620	625
Six Flags Entertainment Corp.
4.88%, 07/31/24 (c)	660	651
Stars Group Holdings BV
7.00%, 07/15/26 (c)	675	704
Tempur Sealy International Inc.
5.50%, 06/15/26	970	972
Viking Cruises Ltd.
5.88%, 09/15/27 (c)	1,070	1,041
William Carter Co.
5.63%, 03/15/27 (c)	490	507
		47,200
Consumer Staples 1.4%
Adecoagro SA
6.00%, 09/21/27	650	611

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Albertsons Cos. LLC
5.75%, 03/15/25	570	542
7.50%, 03/15/26 (c)	275	283
Altria Group Inc.
4.80%, 02/14/29	4,240	4,373
Anheuser-Busch InBev Worldwide Inc.
4.90%, 02/01/46 (c)	2,215	2,230
4.60%, 04/15/48	2,340	2,251
B&G Foods Inc.
5.25%, 04/01/25	715	690
BAT Capital Corp.
3.56%, (3M USD LIBOR + 0.88%), 08/15/22 (b)	4,689	4,665
CK Hutchison International 17 Ltd.
2.75%, 03/29/23 (c)	1,500	1,481
Cott Holdings Inc.
5.50%, 04/01/25 (c)	695	701
Embotelladora Andina SA
5.00%, 10/01/23	1,650	1,725
Energizer Holdings Inc.
7.75%, 01/15/27 (c)	390	416
ESAL GmbH
6.25%, 02/05/23	3,500	3,553
Grupo Bimbo SAB de CV
5.95%, (callable at 100 beginning 04/17/23) (h)	1,900	1,945
JBS Investments GmbH
7.25%, 04/03/24	1,400	1,444
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,000	1,027
JBS USA Lux SA
6.75%, 02/15/28 (c)	1,015	1,052
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (c)	330	284
Marb BondCo Plc
7.00%, 03/15/24	380	377
Marfrig Holdings Europe BV
6.88%, 01/19/25	5,200	5,048
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (c)	300	260
Minerva Luxembourg SA
6.50%, 09/20/26	2,900	2,855
5.88%, 01/19/28	1,700	1,575
Pilgrim's Pride Corp.
5.75%, 03/15/25 (c)	1,035	1,047
Post Holdings Inc.
5.50%, 03/01/25 (c)	1,025	1,037
Qualitas Controladora SAB de CV
5.60%, 10/23/28	2,000	2,030
Smithfield Foods Inc.
4.25%, 02/01/27 (c)	4,380	4,167
		47,669
Energy 2.9%
AI Candelaria Spain SL
7.50%, 12/15/28	1,850	1,925
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	825	837
APT Pipelines Ltd.
4.25%, 07/15/27 (c)	5,000	5,069
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	500	516
Calfrac Holdings LP
8.50%, 06/15/26 (c)	345	267
Canacol Energy Ltd.
7.25%, 05/03/25	4,100	4,085
Cheniere Energy Partners LP
5.25%, 10/01/25	945	966
5.63%, 10/01/26 (c)	420	430
CNX Midstream Partners LP
6.50%, 03/15/26 (c)	1,020	987
Continental Resources Inc.
4.38%, 01/15/28	2,210	2,273
Cosan Luxembourg SA
7.00%, 01/20/27	490	520
CSI Compressco LP
7.50%, 04/01/25 (c)	855	821
	Shares/Par[1]	Value ($)
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (c)	500	510
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (c)	400	407
Enable Midstream Partners LP
4.40%, 03/15/27	2,365	2,311
Energy Transfer Partners LP
4.75%, 01/15/26	480	502
EQT Corp.
3.90%, 10/01/27	4,480	4,193
EQT Midstream Partners LP
4.75%, 07/15/23	4,315	4,402
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	345	282
Exterran Energy Solutions LP
8.13%, 05/01/25	410	418
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (c)	250	193
Foresight Energy LLC
11.50%, 04/01/23 (c)	760	622
FTS International Inc.
6.25%, 05/01/22	455	440
Geopark Ltd.
6.50%, 09/21/24	4,700	4,712
Gran Tierra Energy Inc.
6.25%, 02/15/25	3,400	3,247
Gulfport Energy Corp.
6.38%, 05/15/25	585	529
Hess Infrastructure Partners LP
5.63%, 02/15/26 (c)	1,500	1,526
Hilcorp Energy I LP
6.25%, 11/01/28 (c)	770	772
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,000	1,048
5.75%, 08/01/23	2,590	2,795
Indigo Natural Resources LLC
6.88%, 02/15/26 (c)	550	487
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	3,590	4,389
Marathon Petroleum Corp.
5.13%, 12/15/26 (c)	4,245	4,556
MEG Energy Corp.
7.00%, 03/31/24 (c)	365	340
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (c)	355	328
Nabors Industries Inc.
5.75%, 02/01/25	395	354
Oasis Petroleum Inc.
6.88%, 03/15/22	315	318
ONGC Videsh Ltd.
4.63%, 07/15/24	2,800	2,910
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	2,000	1,963
Par Petroleum LLC
7.75%, 12/15/25 (c)	655	608
Parsley Energy LLC
5.63%, 10/15/27 (c)	700	696
Peabody Energy Corp.
6.00%, 03/31/22 (c)	1,095	1,102
Petrobras Global Finance BV
6.90%, 03/19/49	2,000	1,980
Petroleos Mexicanos
6.50%, 06/02/41	1,900	1,720
PTTEP Treasury Center Co. Ltd.
4.60%, (callable at 100 beginning 07/17/22) (h)	600	594
QEP Resources Inc.
5.25%, 05/01/23	340	322
5.63%, 03/01/26	365	332
Regency Energy Partners LP
4.50%, 11/01/23	4,200	4,376
Reliance Holding USA Inc.
5.40%, 02/14/22	4,000	4,192
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	4,170	4,420

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	4,500	4,473
Sunoco LP
5.50%, 02/15/26	590	585
6.00%, 04/15/27 (c)	310	311
Tapstone Energy LLC
9.75%, 06/01/22 (c)	305	223
Targa Resource Corp.
6.50%, 07/15/27 (c)	260	281
Targa Resources Partners LP
5.88%, 04/15/26 (c)	720	762
Tecila SA
6.95%, 07/21/27	1,500	1,328
TerraForm Power Operating LLC
4.25%, 01/31/23 (c)	665	658
Transocean Guardian Ltd.
5.88%, 01/15/24 (c)	317	323
Transocean Inc.
7.25%, 11/01/25 (c)	355	351
Transocean Poseidon Ltd.
6.88%, 02/01/27 (c)	635	660
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	536	550
Vine Oil & Gas LP
8.75%, 04/15/23 (c)	380	303
Weatherford International Ltd.
9.88%, 02/15/24	340	245
Whiting Petroleum Corp.
6.63%, 01/15/26	1,060	1,043
YPF SA
8.50%, 07/28/25	4,000	3,880
		99,568
Financials 9.7%
Acrisure LLC
8.13%, 02/15/24 (c)	540	560
AerCap Ireland Capital DAC
3.50%, 01/15/25	4,595	4,431
American Express Co.
2.50%, 08/01/22	4,380	4,333
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	870	869
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (c)	485	216
AssuredPartners Inc.
7.00%, 08/15/25 (c)	940	871
Athene Global Funding
3.00%, 07/01/22 (c)	4,555	4,542
Avation Capital SA
6.50%, 05/15/21 (c)	560	560
AXA Equitable Holdings Inc.
3.90%, 04/20/23	4,305	4,402
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (h)	200	202
7.75%, 02/15/29 (c)	5,200	5,163
Banco de Credito e Inversiones
4.00%, 02/11/23	2,450	2,483
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,157	1,183
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (h)	6,600	5,915
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (i) (j)	6,400	1,984
Banco General SA
4.13%, 08/07/27	600	590
Banco GNB Sudameris SA
6.50%, 04/03/27	300	310
Banco Macro SA
6.75%, 11/04/26 (b)	3,100	2,654
6.75%, 11/04/26 (c)	800	679
Banco Mercantil del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (h)	2,236	2,224
7.63%, (callable at 100 beginning 01/06/28) (h)	4,000	3,989
5.75%, 10/04/31 (b)	900	850
	Shares/Par[1]	Value ($)
Banco Santander Chile
3.88%, 09/20/22	650	664
Banco Santander SA
3.74%, (3M USD LIBOR + 1.09%), 02/23/23 (b)	4,600	4,549
5.95%, 10/01/28 (c)	1,850	1,895
Bancolombia SA
4.88%, 10/18/27	2,000	1,991
Banistmo SA
3.65%, 09/19/22 (c)	4,000	3,957
Bank of America Corp.
3.97%, 02/07/30	4,230	4,315
Bank of Montreal
3.80%, 12/15/32	3,710	3,593
Bank of New Zealand
3.50%, 02/20/24 (c)	4,260	4,321
Bank of Nova Scotia
3.40%, 02/11/24 (k)	3,160	3,203
Barclays Plc
4.06%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	3,450	3,355
BBVA Bancomer SA
5.35%, 11/12/29	200	192
5.13%, 01/18/33	7,700	7,085
BDO Unibank Inc.
2.95%, 03/06/23	5,000	4,923
BNP Paribas SA
3.38%, 01/09/25 (c)	4,945	4,849
Brighthouse Financial Inc.
3.70%, 06/22/27	4,580	4,122
C&W Senior Financing DAC
7.50%, 10/15/26	800	823
7.50%, 10/15/26 (c)	1,500	1,544
6.88%, 09/15/27	5,100	5,049
Camelot Finance SA
7.88%, 10/15/24 (c)	725	764
Capital One Financial Corp.
3.47%, (3M USD LIBOR + 0.72%), 01/30/23 (b)	1,115	1,098
CFX Escrow Corp.
6.00%, 02/15/24 (c)	375	391
6.38%, 02/15/26 (c)	485	515
Charles Schwab Corp.
3.55%, 02/01/24	4,350	4,500
Cimpor Financial Operations BV
5.75%, 07/17/24	1,600	1,417
Citigroup Inc.
4.06%, (3M USD LIBOR + 1.43%), 09/01/23 (b)	2,200	2,237
3.78%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	4,465	4,489
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	3,000	3,056
CNOOC Finance 2015 Ltd.
3.75%, 05/02/23	4,630	4,723
CNPC General Capital Ltd.
3.95%, 04/19/22	500	511
Commonwealth Bank of Australia
3.44%, 06/04/24 (c)	4,905	4,921
CommScope Finance LLC
5.50%, 03/01/24 (c)	485	497
6.00%, 03/01/26 (c)	195	201
Continental Senior Trustee Ltd.
5.50%, 11/18/20	4,500	4,652
Credit Acceptance Corp.
6.63%, 03/15/26 (c)	685	695
Credit Agricole SA
3.75%, 04/24/23 (c)	4,415	4,465
Credit Suisse Group AG
3.84%, (3M USD LIBOR + 1.24%), 06/12/24 (b) (c)	4,470	4,463
Credito Real SAB de CV SOFOM ER
9.13%, (callable at 100 beginning 11/29/22) (h) (l)	2,000	1,933
9.50%, 02/07/26 (c)	2,700	2,850
CSN Islands XII Corp.
7.00%, (callable at 100 beginning 06/23/19) (h)	1,600	1,378
CSN Resources SA
7.63%, 02/13/23	1,600	1,608
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (c)	695	695

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (h)	3,950	3,891
Discover Financial Services
4.10%, 02/09/27	5,780	5,759
ENA Norte Trust
4.95%, 04/25/23	1,618	1,657
Enel Finance International NV
4.25%, 09/14/23 (c)	4,520	4,616
Energuate Trust
5.88%, 05/03/27	1,300	1,274
Fondo Mivivienda SA
3.50%, 01/31/23	5,500	5,528
General Electric Capital Corp.
5.88%, 01/14/38	4,110	4,405
General Motors Financial Co. Inc.
3.73%, (3M USD LIBOR + 0.93%), 04/13/20 (b)	8,000	8,011
Gilex Holding SARL
8.50%, 05/02/23	1,450	1,535
8.50%, 05/02/23 (c)	600	635
Global Bank Corp.
5.13%, 10/30/19	1,500	1,513
Goldman Sachs Group Inc.
3.52%, (3M USD LIBOR + 0.78%), 10/31/22 (b)	2,540	2,527
3.85%, (3M USD LIBOR + 1.17%), 05/15/26 (b)	2,890	2,835
Grupo Aval Ltd.
4.75%, 09/26/22	200	202
GW Honos Security Corp.
8.75%, 05/15/25 (c)	645	616
Hexion US Finance Corp.
6.63%, 04/15/20	320	267
HSBC Holdings Plc
3.98%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (k)	6,455	6,461
Icahn Enterprises LP
6.25%, 02/01/22	325	334
6.38%, 12/15/25	740	758
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (h)	500	489
6.50%, (callable at 100 begininng 03/19/23) (h)	4,400	4,341
John Deere Capital Corp.
3.45%, 01/10/24	2,095	2,158
Level 3 Financing Inc.
5.38%, 01/15/24	960	979
Liberty Mutual Group Inc.
6.50%, 05/01/42 (c)	5,350	6,622
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (c)	700	733
Lloyds Banking Group Plc
3.57%, 11/07/28	4,975	4,774
Macquarie Group Ltd.
3.19%, 11/28/23 (c)	2,200	2,171
4.15%, 03/27/24 (c)	2,260	2,300
Malayan Banking Bhd
3.91%, 10/29/26 (b)	4,000	4,005
Minejesa Capital BV
4.63%, 08/10/30	1,420	1,376
5.63%, 08/10/37	1,900	1,886
Mitsubishi UFJ Financial Group Inc.
3.36%, (3M USD LIBOR + 0.74%), 03/02/23 (b)	4,240	4,237
Morgan Stanley
3.59%, 07/22/28 (b)	4,900	4,866
National Financial Partners Corp.
6.88%, 07/15/25 (c)	1,090	1,043
Navient Corp.
6.50%, 06/15/22	880	918
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (b)	2,000	2,008
Petrobras Global Finance BV
5.75%, 02/01/29	4,950	4,909
Raizen Fuels Finance SA
5.30%, 01/20/27	500	507
Resideo Funding Inc.
6.13%, 11/01/26 (c)	675	697
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (b) (k)	2,395	2,379
	Shares/Par[1]	Value ($)
Solera LLC
10.50%, 03/01/24 (c)	275	298
SPARC EM Ltd.
0.00%, 12/05/22 (m)	8,542	7,883
Springleaf Finance Corp.
6.88%, 03/15/25	495	511
7.13%, 03/15/26	180	183
Sumitomo Mitsui Financial Group Inc.
3.51%, (3M USD LIBOR + 0.74%), 01/17/23 (b)	6,340	6,340
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (c)	2,650	2,622
3.63%, 04/28/26 (c)	1,973	1,966
Synchrony Financial
3.95%, 12/01/27	4,925	4,637
Syngenta Finance NV
5.68%, 04/24/48 (l)	4,311	4,084
5.68%, 04/24/48 (c)	200	189
Temasek Financial I Ltd.
2.38%, 01/23/23	5,500	5,439
Tervita Escrow Corp.
7.63%, 12/01/21 (c)	1,045	1,040
Trident TPI Holdings Inc.
6.63%, 11/01/25 (c)	620	578
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (h)	4,600	4,014
7.38%, 02/12/26	1,300	1,222
United Overseas Bank Ltd.
3.88%, (callable at 100 beginning 10/19/23) (h)	3,400	3,263
2.88%, 03/08/27 (b)	3,170	3,102
USA Compression Partners LP
6.88%, 04/01/26	705	722
6.88%, 09/01/27 (c)	375	382
Volkswagen Group of America Finance LLC
4.25%, 11/13/23 (c)	4,750	4,891
VTR Finance BV
6.88%, 01/15/24	2,358	2,417
Wand Merger Corp.
8.13%, 07/15/23 (c)	605	623
Wayne Merger Sub LLC
8.25%, 08/01/23 (c)	1,070	1,099
Westpac Banking Corp.
3.40%, (3M USD LIBOR + 0.72%), 05/15/23 (b)	6,915	6,927
Willis North America Inc.
4.50%, 09/15/28	4,465	4,644
		336,797
Financials 0.0%
Banco Bilbao Vizcaya Argentaria SA
4.88%, 04/21/25	600	610
SURA Asset Management SA
4.88%, 04/17/24	1,100	1,140
		1,750
Health Care 1.4%
AbbVie Inc.
4.70%, 05/14/45	4,675	4,502
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (c)	405	345
AstraZeneca Plc
2.38%, 06/12/22	4,545	4,486
Avantor Inc.
9.00%, 10/01/25 (c)	965	1,045
Bausch Health Cos. Inc.
5.75%, 08/15/27 (c)	160	164
Baxalta Inc.
4.00%, 06/23/25	1,191	1,222
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,740
Celgene Corp.
4.35%, 11/15/47	4,555	4,464
Centene Corp.
4.75%, 01/15/25	1,175	1,199
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	185	193
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (c)	55	49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Halfmoon Parent Inc.
3.68%, (3M USD LIBOR + 0.89%), 07/15/23 (b) (c)	4,225	4,195
HCA Inc.
5.25%, 04/15/25	275	295
5.38%, 09/01/26	1,535	1,614
5.88%, 02/01/29	85	91
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	525	523
Polaris Intermediate Corp.
8.50%, 12/01/22 (c) (n)	575	570
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (c)	215	229
Select Medical Corp.
6.38%, 06/01/21	1,130	1,134
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (c)	3,665	3,846
Tenet Healthcare Corp.
7.00%, 08/01/25	550	557
6.25%, 02/01/27 (c)	605	629
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (c)	370	391
9.25%, 04/01/26 (c)	660	723
8.50%, 01/31/27 (c)	635	674
Verscend Escrow Corp.
9.75%, 08/15/26 (c)	739	738
Vizient Inc.
10.38%, 03/01/24 (c)	915	994
WellCare Health Plans Inc.
5.25%, 04/01/25	815	846
5.38%, 08/15/26 (c)	540	565
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20	4,234	4,223
		47,246
Industrials 1.8%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	2,100	2,106
AECOM
5.13%, 03/15/27	865	837
Aeropuerto Internacional de Tocumen SA
5.63%, 05/18/36	200	211
Air Lease Corp.
3.75%, 02/01/22	2,865	2,899
2.75%, 01/15/23	1,930	1,883
Allison Transmission Inc.
5.00%, 10/01/24 (c)	695	693
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c)	645	656
5.25%, 05/15/24 (c)	850	875
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (c)	1,105	1,050
BOC Aviation Pte Ltd.
3.73%, (3M USD LIBOR + 1.13%), 09/26/23 (b) (c)	4,475	4,488
Bombardier Inc.
6.00%, 10/15/22 (c)	315	318
7.88%, 04/15/27 (c)	205	211
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	1,065	1,050
CSX Corp.
3.80%, 11/01/46	4,815	4,547
Delta Air Lines Inc.
3.80%, 04/19/23	4,270	4,307
Dun & Bradstreet Corp.
6.88%, 08/15/26 (c)	415	423
Empresa de Transporte de Pasajeros Metro SA
4.75%, 02/04/24 (c)	1,062	1,121
5.00%, 01/25/47 (c)	1,845	1,950
FedEx Corp.
4.75%, 11/15/45	4,129	4,099
Fideicomiso PA Pacifico Tres
8.25%, 01/15/35	700	740
JSL Europe SA
7.75%, 07/26/24	3,800	3,760
	Shares/Par[1]	Value ($)
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	770	760
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (c)	465	490
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,489	1,466
Latam Finance Ltd.
7.00%, 03/01/26 (c)	1,000	1,018
LATAM Finance Ltd.
6.88%, 04/11/24	1,100	1,126
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34	3,500	3,596
Lockheed Martin Corp.
4.70%, 05/15/46	4,000	4,497
Masonite International Corp.
5.63%, 03/15/23 (c)	255	261
5.75%, 09/15/26 (c)	765	777
Owens Corning Inc.
4.40%, 01/30/48	2,545	2,098
Penske Truck Leasing Co. LP
3.40%, 11/15/26 (c)	75	72
4.20%, 04/01/27 (c)	2,160	2,155
Prime Security Services Borrower LLC
9.25%, 05/15/23 (c)	982	1,032
Stevens Holding Co. Inc.
6.13%, 10/01/26 (c)	555	572
Tempo Acquisition LLC
6.75%, 06/01/25 (c)	1,015	1,026
TransDigm Inc.
6.25%, 03/15/26 (c)	605	627
6.38%, 06/15/26	430	426
Triumph Group Inc.
7.75%, 08/15/25	735	702
United Rentals North America Inc.
6.50%, 12/15/26	795	837
Waste Pro USA Inc.
5.50%, 02/15/26 (c)	565	546
		62,308
Information Technology 0.6%
Arrow Electronics Inc.
3.88%, 01/12/28	2,420	2,335
Ascend Learning LLC
6.88%, 08/01/25 (c)	1,170	1,164
Banff Merger Sub Inc.
9.75%, 09/01/26 (c)	280	274
CDK Global Inc.
5.88%, 06/15/26	280	294
Corning Inc.
4.38%, 11/15/57	4,565	4,240
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (c)	1,042	1,082
Fidelity National Information Services Inc.
3.63%, 10/15/20	3,124	3,157
First Data Corp.
5.75%, 01/15/24 (c)	260	268
Italics Merger Sub Inc.
7.13%, 07/15/23 (c)	1,255	1,282
Marvell Technology Group Ltd.
4.20%, 06/22/23	4,435	4,524
Project Homestake Merger Corp.
8.88%, 03/01/23 (c)	350	267
Radiate Holdco LLC
6.88%, 02/15/23 (c)	75	74
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (c)	480	486
8.25%, 11/15/26 (c)	495	487
SS&C Technologies Inc.
5.50%, 09/30/27 (c)	590	596
		20,530
Materials 1.5%
AK Steel Corp.
7.63%, 10/01/21	205	206
6.38%, 10/15/25	235	197

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Alcoa Nederland Holding BV
6.13%, 05/15/28 (c)	1,010	1,039
Anglo American Capital Plc
4.50%, 03/15/28 (c)	4,720	4,717
Ashland Inc.
4.75%, 08/15/22 (d)	1,610	1,656
Braskem SA
6.45%, 02/03/24	400	435
Crown Americas LLC
4.50%, 01/15/23	650	656
4.75%, 02/01/26	1,090	1,095
DowDuPont Inc.
5.42%, 11/15/48	3,660	4,157
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	585	561
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,230	2,944
5.45%, 03/15/43	4,050	3,541
Fresnillo Plc
5.50%, 11/13/23	2,000	2,098
Hexion Inc.
10.38%, 02/01/22 (c)	120	101
Inversiones CMPC SA
4.50%, 04/25/22	1,500	1,530
Mexichem SAB de CV
5.88%, 09/17/44	800	791
Mosaic Co.
4.05%, 11/15/27	4,520	4,518
Nexa Resources SA
5.38%, 05/04/27	700	722
Nutrien Ltd.
4.20%, 04/01/29	3,970	4,091
Packaging Corp. of America
3.40%, 12/15/27	2,220	2,160
Schweitzer-Mauduit International Inc.
6.88%, 10/01/26 (c)	485	490
Sociedad Quimica y Minera de Chile SA
4.38%, 01/28/25	400	402
Starfruit Finco BV
8.00%, 10/01/26 (c)	175	176
SunCoke Energy Inc.
7.50%, 06/15/25 (c)	950	964
Tecnoglass Inc.
8.20%, 01/31/22	400	421
UPL Corp. Ltd.
3.25%, 10/13/21	1,000	988
4.50%, 03/08/28	1,850	1,804
Vedanta Resources Plc
7.13%, 05/31/23	500	489
6.13%, 08/09/24	5,300	4,856
Votorantim Cimentos SA
7.25%, 04/05/41	600	659
WRKCo. Inc.
3.75%, 03/15/25	4,360	4,388
		52,852
Real Estate 1.1%
Alexandria Real Estate Equities Inc.
4.00%, 01/15/24	3,345	3,462
American Tower Corp.
3.38%, 10/15/26	5,000	4,882
3.60%, 01/15/28	4,495	4,433
Boston Properties LP
3.20%, 01/15/25	4,025	3,995
Crown Castle International Corp.
3.65%, 09/01/27	9,595	9,452
ESH Hospitality Inc.
5.25%, 05/01/25 (c)	1,240	1,231
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (c)	540	558
4.50%, 01/15/28	680	640
MPT Operating Partnership LP
5.25%, 08/01/26	125	129
5.00%, 10/15/27	1,375	1,399
	Shares/Par[1]	Value ($)
Ontario Teachers' Cadillac Fairview Properties Trust
4.13%, 02/01/29 (c)	4,155	4,364
Welltower Inc.
3.95%, 09/01/23	4,425	4,590
		39,135
Utilities 3.6%
AEP Transmission Co. LLC
3.10%, 12/01/26	2,000	1,983
AES Andres BV
7.95%, 05/11/26	4,014	4,225
AES Gener SA
5.00%, 07/14/25	200	203
7.13%, 03/26/79 (c)	2,900	2,965
Ameren Corp.
3.65%, 02/15/26	5,000	5,075
Boston Gas Co.
3.15%, 08/01/27 (c)	5,000	4,892
Brooklyn Union Gas Co.
4.49%, 03/04/49 (c)	4,305	4,614
Celeo Redes Operacion Chile SA
5.20%, 06/22/47	590	575
5.20%, 06/22/47 (c)	3,932	3,824
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (c)	1,500	1,471
Colbun SA
3.95%, 10/11/27	200	196
Cometa Energia SAB de CV
6.38%, 04/24/35	7,106	6,944
Duke Energy Corp.
3.15%, 08/15/27	5,000	4,921
3.95%, 08/15/47	3,390	3,270
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (c)	5,000	4,912
E.CL SA
5.63%, 01/15/21	1,000	1,034
Emirates Sembcorp Water & Power Co. PJSC
4.45%, 08/01/35 (c)	1,000	1,003
Empresa Electrica Angamos SA
4.88%, 05/25/29	1,004	1,013
Empresa Electrica Guacolda SA
4.56%, 04/30/25	2,785	2,641
Eversource Energy
2.90%, 10/01/24	4,000	3,970
Exelon Corp.
3.40%, 04/15/26	5,712	5,710
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38	4,509	4,560
Fortis Inc.
2.10%, 10/04/21	4,900	4,782
GNL Quintero SA
4.63%, 07/31/29	2,700	2,762
Inkia Energy Ltd.
5.88%, 11/09/27	2,800	2,737
5.88%, 11/09/27 (c)	200	195
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (c)	600	632
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,952
LLPL Capital Pte Ltd.
6.88%, 02/04/39 (c)	3,000	3,242
Mexico Generadora de Energia S. de RL
5.50%, 12/06/32	2,410	2,430
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	7,170	7,220
NSTAR Electric Co.
3.20%, 05/15/27	5,000	5,008
Orazul Energy Egenor S. en C. Por A.
5.63%, 04/28/27	1,700	1,653
Pampa Energia SA
7.50%, 01/24/27	4,800	4,224
PSEG Power LLC
3.85%, 06/01/23	3,385	3,469
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,855

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33	2,359	2,365
6.75%, 04/24/33 (c)	197	197
Stoneway Capital Corp.
10.00%, 03/01/27	3,332	3,278
Superior Plus LP
7.00%, 07/15/26 (c)	955	970
Transelec SA
4.63%, 07/26/23	716	734
3.88%, 01/12/29 (c)	2,500	2,424
Vistra Operations Co. LLC
5.50%, 09/01/26 (c)	520	541
5.63%, 02/15/27 (c)	955	993
		125,664
Total Corporate Bonds And Notes (cost $956,390)		950,761
SENIOR LOAN INTERESTS 4.1%
Communication Services 0.3%
CBS Radio Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 11/18/24 (b)	573	556
Cincinnati Bell Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/02/24 (b)	721	713
CSC Holdings LLC
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 01/31/26 (b)	175	170
Term Loan B, 5.59%, (3M LIBOR + 3.00%), 05/07/27 (b)	460	457
Digicel International Finance Ltd.
Term Loan B, 5.88%, (3M LIBOR + 3.25%), 05/27/24 (b)	323	286
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (b)	703	694
Greeneden US Holdings II LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (b)	870	857
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (b)	1,359	1,278
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (b)	1,455	1,432
Meredith Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (b)	317	316
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (b)	845	839
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (b) (e) (o)	220	216
Speedcast International Ltd.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 05/03/25 (b) (e)	438	424
Uber Technologies
Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/04/25 (b)	881	880
		9,118
Consumer Discretionary 0.6%
A-L Parent LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (b)	75	74
Allied Universal Holdco LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 07/28/22 (b)	902	870
American Tire Distributors Holdings Inc.
Term Loan, 10.13%, (1M LIBOR + 7.50%), 10/01/21 (b)	475	423
ARAMARK Services Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 1.75%), 03/01/25 (b) (o)	355	352
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (b)	154	151
	Shares/Par[1]	Value ($)
Caesars Entertainment Operating Co.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/03/24 (b) (o)	200	195
Cengage Learning Acquisitions Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.25%), 06/07/23 (b)	780	700
ClubCorp Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 08/16/24 (b)	1,101	1,039
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (b)	435	422
Delta 2 (LUX) SARL
Term Loan, 4.99%, (3M LIBOR + 2.50%), 02/01/24 (b)	389	374
Equinox Holdings Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/08/24 (b)	578	574
ESH Hospitality Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (b) (o)	210	208
Explorer Holdings Inc.
Term Loan B, 6.35%, (3M LIBOR + 3.75%), 05/02/23 (b)	1,321	1,307
FrontDoor Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/16/25 (b)	296	294
Garda World Security Corp.
Term Loan, 6.12%, (3M LIBOR + 3.50%), 05/12/24 (b)	1,446	1,425
Term Loan, 8.00%, (3M PRIME + 2.50%), 05/12/24 (b)	4	4
Getty Images Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 02/13/26 (b)	145	143
GOBP Holdings Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 10/22/25 (b)	821	811
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (b)	488	477
Hilton Worldwide Finance LLC
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 10/25/23 (b) (o)	1,025	1,022
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (b) (o)	285	283
Term Loan B-1, 5.50%, (3M LIBOR + 3.00%), 06/28/24 (b)	584	580
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (b)	578	563
Jo-Ann Stores Inc.
Term Loan, 7.76%, (3M LIBOR + 5.00%), 09/29/23 (b)	721	718
Lions Gate Capital Holdings LLC
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 03/20/25 (b)	302	297
LTF Merger Sub Inc.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 06/22/22 (b)	579	571
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 2.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (g)	24	23
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (g)	932	906
Delayed Draw Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (g)	3	3
MGM Growth Properties Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/20/23 (b) (o)	370	365
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (b)	413	370
Playa Resorts Holding BV
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/07/24 (b)	914	877

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Rentpath Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 12/17/21 (b) (e)	650	485
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (b)	112	109
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (b)	468	455
SIWF Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.25%), 05/25/25 (b)	903	891
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (b)	495	490
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (b)	323	322
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (b)	516	492
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,064	1,055
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/23/26 (b)	264	264
		20,984
Consumer Staples 0.1%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (b)	80	80
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (b)	968	965
CHG PPC Parent LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/16/25 (b)	928	912
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.80%, (1M LIBOR + 4.00%), 07/22/20 (b) (e)	907	864
KIK Custom Products Inc.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (b)	565	527
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (b) (e)	358	333
		3,681
Energy 0.3%
Brazos Delaware II LLC
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 05/16/25 (b)	908	860
Covia Holdings Corp.
Term Loan, 6.16%, (3M LIBOR + 3.75%), 05/17/25 (b)	426	363
EG Finco Ltd.
Term Loan, 6.60%, (3M LIBOR + 4.00%), 06/30/25 (b)	1,422	1,387
EG Group Ltd.
Term Loan B, 6.60%, (3M LIBOR + 4.00%), 02/01/25 (b)	218	212
ExGen Renewables IV LLC
Term Loan B, 5.63%, (1M LIBOR + 3.00%), 11/15/24 (b)	126	118
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (b)	1,414	1,379
Frontera Generation Holdings LLC
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 04/25/25 (b)	903	892
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 04/25/25 (b) (e)	97	96
Gavilan Resources LLC
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 02/24/24 (b)	185	144
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (b) (o)	1,125	1,112
	Shares/Par[1]	Value ($)
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (b)	916	865
Oryx Southern Delaware Holdings LLC
Term Loan, 5.75%, (3M LIBOR + 3.25%), 02/26/25 (b)	1,183	1,142
PowerTeam Services LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.25%), 02/28/25 (b)	748	712
Prairie ECI Acquiror LP
Term Loan B, 7.37%, (3M LIBOR + 4.75%), 03/07/26 (b)	290	290
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,030	1,027
U.S. Silica Co.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 04/12/25 (b)	229	216
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (b)	475	410
		11,225
Financials 0.4%
Acrisure LLC
Term Loan B, 6.38%, (3M LIBOR + 3.75%), 11/07/23 (b)	283	279
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (b)	1,356	1,345
Alera Group Holdings Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 07/26/25 (b) (e)	283	284
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (b)	390	387
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (b)	444	425
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (b)	1,443	1,395
Asurion LLC
Term Loan B-6, 5.50%, (3M LIBOR + 3.00%), 11/03/23 (b)	576	573
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (b)	400	405
BCP Renaissance Parent LLC
Term Loan B, 6.24%, (3M LIBOR + 3.50%), 09/20/24 (b)	725	722
Capri Finance LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 10/04/24 (b) (e)	1,317	1,293
Duff & Phelps Corp.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/04/24 (b)	817	799
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (b)	120	119
2nd Lien Term Loan, 9.54%, (3M LIBOR + 6.75%), 06/26/26 (b)	85	85
GTCR Valor Cos. Inc.
Term Loan B-1, 5.35%, (3M LIBOR + 2.75%), 06/30/23 (b)	1,379	1,366
Gulf Finance LLC
Term Loan B, 7.75%, (3M LIBOR + 5.25%), 08/25/23 (b)	727	577
Term Loan B, 7.86%, (3M LIBOR + 5.25%), 08/25/23 (b)	435	345
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (b)	589	570
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/04/25 (b)	443	424
RPI Finance Trust
Term Loan B-6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (b) (o)	360	358

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (b)	274	268
Solera LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (b)	885	877
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (b)	909	890
Travelport Finance Lux SARL
Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (b) (o)	345	335
York Risk Services Holding Corp.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 10/01/21 (b)	885	826
		14,947
Health Care 0.5%
Acadia Healthcare Co. Inc.
Term Loan B-4, 5.00%, (3M LIBOR + 2.50%), 02/16/23 (b)	314	311
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (b) (e)	310	309
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (b)	713	532
Auris Luxembourg III SARL
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 07/23/25 (b)	685	684
Change Healthcare Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (b) (o)	140	138
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	731	720
CHG Healthcare Services Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (b) (o)	285	283
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (b)	210	209
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (b)	375	373
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (b)	447	443
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/01/25 (b) (e)	453	436
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/09/25 (b) (e)	719	700
1st Lien Delayed Draw Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/01/25 (b) (e)	132	129
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,426	1,397
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (b)	1,065	1,066
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 06/21/26 (b)	365	372
Global Medical Response Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 04/28/22 (b)	607	571
Iqvia Holdings Inc.
Term Loan B-2, 0.00%, (1M LIBOR + 2.00%), 01/17/25 (b) (o)	550	548
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (b)	578	572
Kindred Healthcare Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 06/21/25 (b) (e)	602	588
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (b)	562	544
Parexel International Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 08/06/24 (b)	593	570
	Shares/Par[1]	Value ($)
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.87%, (3M LIBOR + 4.75%), 06/28/25 (b) (e)	554	555
1st Lien Term Loan B, 7.05%, (3M LIBOR + 4.75%), 06/28/25 (b) (e)	554	555
1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (b) (e)	37	37
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (b)	1,083	1,078
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (b)	970	957
U.S. Renal Care Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 4.25%), 11/17/22 (b)	912	910
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (b)	194	193
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 11/26/25 (b)	513	507
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (b)	1,242	1,231
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (b)	590	581
Wink Holdco Inc.
1st Lien Term Loan B, 5.50%, (3M LIBOR + 3.00%), 11/02/24 (b) (e)	296	286
		18,385
Industrials 0.7%
Achilles Acquisition LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 10/02/25 (b) (e)	295	292
American Airlines Inc.
Incremental Term Loan, 4.48%, (3M LIBOR + 2.00%), 12/14/23 (b)	225	221
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (b)	216	207
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	248	236
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (b)	363	362
Comet Acquisition Inc.
Term Loan, 6.10%, (3M LIBOR + 3.50%), 10/23/25 (b)	130	127
Compass Power Generation LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 12/20/24 (b)	1,282	1,281
CPM Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 10/25/25 (b) (e)	130	128
DAE Aviation Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 06/25/22 (b)	1,318	1,319
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (b) (o)	143	143
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (b) (o)	77	77
EAB Global Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.75%), 08/15/22 (b)	1,282	1,250
EXC Holdings III Corp.
1st Lien Term Loan, 6.10%, (1M LIBOR + 3.50%), 11/16/24 (b)	1,168	1,160
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (b) (o)	50	50
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (b)	747	742
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (b)	1,179	1,163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Harbor Freight Tools USA Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 08/16/23 (b)	689	672
KAR Auction Services Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.50%), 03/06/23 (b) (o)	205	204
KBR Inc.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 03/29/25 (b) (e)	824	822
Kenan Advantage Group Inc.
Term Loan, 5.50%, (1M LIBOR + 3.00%), 07/22/22 (b)	544	534
Milacron LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 09/23/23 (b)	1,343	1,313
Millennium Trust Company LLC
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 02/27/26 (b) (o)	1,195	1,176
Monitronics International Inc.
Term Loan B-2, 8.10%, (3M LIBOR + 5.50%), 09/30/22 (b)	246	205
Pike Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/13/25 (b)	572	571
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (b)	1,333	1,275
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (b)	582	570
Prime Security Services Borrower LLC
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 05/02/22 (b)	1,092	1,079
SMG Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/11/25 (b)	660	651
Southern Graphics Inc.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/31/22 (b)	551	467
Term Loan B, 5.83%, (1M LIBOR + 3.25%), 12/31/22 (b)	613	520
Syncreon Global Finance (US) Inc.
Term Loan B, 6.99%, (3M LIBOR + 4.25%), 10/28/20 (b)	510	329
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (b)	967	897
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (b)	768	750
Term Loan E, 4.99%, (3M LIBOR + 2.50%), 05/14/25 (b)	740	719
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (b)	153	149
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/22/26 (b)	171	171
WP CPP Holdings LLC
Term Loan, 6.51%, (3M LIBOR + 3.75%), 04/30/25 (b)	866	858
Yak Access LLC
1st Lien Term Loan B, 7.50%, (3M LIBOR + 5.00%), 06/29/25 (b) (e)	252	214
		22,904
Information Technology 0.8%
Access CIG LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 02/14/25 (b)	862	850
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (b)	162	156
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (b)	223	215
Applied Systems Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 09/06/24 (b)	581	575
	Shares/Par[1]	Value ($)
Ascend Learning LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 06/29/24 (b)	453	442
Avaya Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 12/14/24 (b)	803	799
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 12/14/24 (b)	486	483
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (b)	531	521
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (b)	908	888
Bright Bidco BV
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 06/28/24 (b)	229	176
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 06/28/24 (b)	475	366
Cabot Microelectronics Corp.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 11/01/25 (b) (e)	349	347
Colorado Buyer Inc.
Term Loan B, 5.60%, (1M LIBOR + 3.00%), 03/15/24 (b)	1,180	1,141
2nd Lien Term Loan, 9.86%, (3M LIBOR + 7.25%), 05/01/25 (b)	185	167
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (b) (o)	715	714
Cvent Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/30/24 (b)	1,381	1,350
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (b)	429	424
Dun & Bradstreet Corp.
Term Loan, 7.49%, (6M LIBOR + 5.00%), 02/06/26 (b)	235	232
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (b)	313	312
First Data Corp.
Term Loan, 0.00%, (1M LIBOR + 2.00%), 04/26/24 (b) (o)	865	862
Flexential Intermediate Corp.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,005	917
Flexera Software LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 01/24/25 (b)	893	887
Hyland Software Inc.
Term Loan 3, 5.99%, (3M LIBOR + 3.50%), 07/01/24 (b)	142	142
Term Loan 3, 6.00%, (3M LIBOR + 3.50%), 07/01/24 (b)	958	955
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 05/24/25 (b)	270	269
Informatica LLC
Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/06/22 (b)	890	888
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (b)	580	571
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (b)	579	573
Mitchell International Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 11/21/24 (b)	1,253	1,202
2nd Lien Term Loan, 9.75%, (3M LIBOR + 7.25%), 12/01/25 (b)	160	156
MLN US HoldCo LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 07/13/25 (b)	1,096	1,075
2nd Lien Term Loan, 11.25%, (3M LIBOR + 8.75%), 07/13/26 (b)	270	264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Plantronics Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 06/01/25 (b)	661	647
Project Alpha Intermediate Holding Inc.
Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (b)	879	855
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (b)	1,152	1,118
Renaissance Holding Corp.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 05/21/25 (b)	1,322	1,265
Sirius Computer Solutions Inc.
Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/30/22 (b)	858	859
Sophia LP
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/30/22 (b) (o)	320	318
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (b)	562	558
SS&C Technologies Inc.
Term Loan B-5, 4.75%, (3M LIBOR + 2.25%), 04/16/25 (b)	612	606
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (b)	490	482
Vertafore Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (b)	1,119	1,097
Web.com Group Inc.
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 09/17/26 (b) (g)	230	226
		26,950
Materials 0.3%
Aleris International Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 04/15/23 (b)	690	688
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (b)	1,372	1,373
Berry Global Inc.
Term Loan Q, 4.61%, (3M LIBOR + 2.00%), 10/01/22 (b)	75	75
BOYD Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/25 (b)	206	198
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (b)	509	496
Forterra Finance LLC
Term Loan B, 5.50%, (1M LIBOR + 3.00%), 10/25/23 (b)	766	703
GrafTech Finance Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/01/25 (b)	708	705
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (b)	723	632
Messer Industries GmbH
Term Loan, 5.10%, (3M LIBOR + 2.50%), 10/10/25 (b)	550	538
Phoenix Services International LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 01/29/25 (b)	461	457
Pro Mach Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 2.75%), 03/07/25 (b)	692	668
Reynolds Group Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (b)	1,183	1,169
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (b)	220	219
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (b)	862	847
	Shares/Par[1]	Value ($)
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 12/18/25 (b)	7	7
2nd Lien Term Loan, 11.13%, (3M LIBOR + 8.50%), 06/18/26 (b) (e)	195	186
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (b) (o)	640	630
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (b)	231	227
Vantage Specialty Chemicals Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 10/20/24 (b)	616	603
1st Lien Term Loan, 6.13%, (3M LIBOR + 3.50%), 10/20/24 (b)	527	515
		10,936
Real Estate 0.0%
Forest City Enterprises LP
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 10/24/25 (b)	529	530
Utilities 0.1%
Edgewater Generation LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (b) (o)	71	71
Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/29/25 (b)	569	567
NEP/NCP Holdco Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/05/25 (b)	439	435
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 10/05/26 (b)	90	88
		1,161
Total Senior Loan Interests (cost $144,647)		140,821
GOVERNMENT AND AGENCY OBLIGATIONS 41.5%
Collateralized Mortgage Obligations 6.9%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	39,935	39,879
Interest Only, Series FH-S358A, 3.00%, 10/15/47	8,271	8,206
Series JZ-1507, REMIC, 7.00%, 05/15/23	26	28
Series LZ-2764, REMIC, 4.50%, 03/15/34	3,008	3,176
Series T-A1-75, REMIC, 2.53%, (1M USD LIBOR + 0.04%), 12/25/36 (b)	81	81
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,871	4,961
Series QD-4076, REMIC, 2.50%, 11/15/41	5,553	5,424
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,005
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	27,636	27,755
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 4.39%, 05/25/35 (b)	21	22
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	25,842	24,799
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (m)	13,276	10,814
Series 2014-A-23, REMIC, 3.00%, 05/25/44	22,740	22,558
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	18,164	16,884
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (m)	34,694	27,450
Series 2018-A-33, REMIC, 3.00%, 05/25/48	25,352	25,355
		242,397
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.26%, 08/25/22 (b)	28,393	1,020
Mortgage-Backed Securities 8.5%
Federal Home Loan Mortgage Corp.
4.43%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (b)	—	—
3.00%, 01/01/47	32,312	32,196
3.00%, 08/01/46 - 06/01/47	127,946	127,508
3.50%, 10/01/47	46,041	46,810
4.00%, 10/01/48	22,390	23,159
Federal National Mortgage Association
3.89%, 07/01/21	2,563	2,635
3.33%, 11/01/21	86	88
3.16%, 05/01/22	10,314	10,477
2.31%, 08/01/22	4,000	3,968
4.50%, 05/01/19 - 07/01/42	8,420	8,807

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.50%, 02/01/21 - 09/01/25	137	141
4.00%, 04/01/19 - 01/01/46	13,676	14,094
2.87%, 09/01/27	2,800	2,793
4.39%, (12M USD LIBOR + 1.45%), 01/01/35 (b)	397	412
4.42%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (b)	4,464	4,701
5.00%, 05/01/37 - 04/01/44	1,550	1,669
3.73%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (b)	1	1
3.53%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (b)	128	130
Government National Mortgage Association
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (b)	20	20
3.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (b)	37	39
5.00%, 02/15/38 - 07/15/41	10,261	10,967
3.00%, 11/15/44 - 07/15/45	4,731	4,770
		295,385
Municipal 0.1%
Missouri Highway & Transportation Commission
5.06%, 05/01/24	1,150	1,271
State of California
7.55%, 04/01/39	1,570	2,384
		3,655
Sovereign 7.1%
Argentina Republic Government International Bond
6.88%, 01/26/27	3,700	2,979
5.88%, 01/11/28	1,550	1,186
6.63%, 07/06/28	1,150	901
Australia Government Bond
1.75%, 11/21/20, AUD	7,250	5,165
5.50%, 04/21/23, AUD	1,710	1,409
3.25%, 04/21/25, AUD	4,750	3,703
Belgium Government Bond
0.80%, 06/22/25, EUR (c)	1,900	2,248
1.00%, 06/22/26, EUR (c)	4,930	5,910
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (m)	2,200	2,523
Canada Government Bond
2.25%, 02/01/21, CAD	2,200	1,668
0.50%, 03/01/22, CAD	6,200	4,506
1.50%, 06/01/23, CAD	3,500	2,618
Chile Government International Bond
3.13%, 03/27/25	8,000	8,112
Colombia Government International Bond
4.50%, 03/15/29	400	422
5.20%, 05/15/49	500	537
Czech Republic Government Bond
0.45%, 10/25/23, CZK	185,000	7,570
2.40%, 09/17/25, CZK	49,000	2,214
France Government Bond OAT
0.25%, 11/25/26, EUR	2,645	3,020
1.00%, 05/25/27, EUR	2,735	3,299
Hungary Government Bond
0.50%, 04/21/21, HUF	1,030,000	3,579
1.75%, 10/26/22, HUF	742,300	2,627
2.50%, 10/24/24, HUF	1,039,600	3,739
Indonesia Government International Bond
4.88%, 05/05/21	2,500	2,591
Ireland Government Bond
5.40%, 03/13/25, EUR	2,900	4,288
1.00%, 05/15/26, EUR	3,400	4,038
0.90%, 05/15/28, EUR	1,590	1,862
Israel Government Bond
4.25%, 03/31/23, ILS	6,990	2,177
1.75%, 08/31/25, ILS	6,450	1,817
Japan Government Bond
2.20%, 09/20/27, JPY	425,000	4,615
2.10%, 12/20/27, JPY	349,000	3,775
0.10%, 09/20/26 - 03/20/28, JPY	1,215,000	11,214
1.90%, 12/20/28 - 03/20/31, JPY	655,000	7,162
	Shares/Par[1]	Value ($)
1.60%, 12/20/33, JPY	910,000	9,982
1.50%, 06/20/34, JPY	350,000	3,797
1.30%, 06/20/35, JPY	225,000	2,388
1.20%, 09/20/35, JPY	335,000	3,510
0.50%, 03/20/38, JPY	410,000	3,828
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25	4,500	4,507
Mexico Bonos
8.00%, 06/11/20, MXN	42,900	2,209
6.50%, 06/09/22, MXN	209,200	10,375
Mexico Government International Bond
4.00%, 10/02/23	5,000	5,143
4.15%, 03/28/27	2,635	2,682
3.75%, 01/11/28	4,050	3,920
New Zealand Government Bond
5.50%, 04/15/23, NZD	8,510	6,705
2.75%, 04/15/25, NZD	5,000	3,640
Panama Government International Bond
4.00%, 09/22/24	7,500	7,819
Peru Government International Bond
6.95%, 08/12/31, PEN (c)	7,640	2,573
Philippine Government International Bond
4.20%, 01/21/24	8,600	9,077
Poland Government Bond
1.50%, 04/25/20, PLN	22,675	5,902
2.25%, 04/25/22, PLN	10,200	2,687
3.25%, 07/25/25, PLN	4,500	1,231
Portugal Obrigacoes do Tesouro OT
2.20%, 10/17/22, EUR (c)	3,900	4,739
2.88%, 10/15/25, EUR (c)	6,160	7,936
Provincia de Buenos Aires
7.88%, 06/15/27	4,450	3,260
South Africa Government Bond
7.75%, 02/28/23, ZAR	42,375	2,935
8.00%, 01/31/30, ZAR	150,850	9,630
Spain Government Bond
0.40%, 04/30/22, EUR	2,800	3,196
0.35%, 07/30/23, EUR	4,690	5,326
1.60%, 04/30/25, EUR (c)	3,250	3,904
		246,375
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.88%, 01/15/29 (p)	16,000	16,522
1.00%, 02/15/46 (p)	31,232	31,862
		48,384
U.S. Treasury Securities 17.5%
U.S. Treasury Bond
2.75%, 11/15/42 - 11/15/47	25,340	25,071
3.13%, 02/15/43	21,150	22,462
3.63%, 08/15/43	20,750	23,892
3.75%, 11/15/43	16,600	19,500
3.00%, 05/15/47	14,000	14,543
U.S. Treasury Note
1.38%, 02/15/20 - 04/30/20	34,650	34,331
1.63%, 06/30/20 - 02/15/26	38,540	37,675
2.00%, 01/15/21 - 08/15/25	15,740	15,567
1.75%, 04/30/22 - 06/30/22	40,560	39,978
1.88%, 12/15/20 - 08/31/24	107,860	106,470
2.63%, 02/28/23	27,100	27,507
2.50%, 03/31/23 - 05/15/24	34,730	35,097
2.75%, 04/30/23	31,650	32,293
2.38%, 08/15/24	2,860	2,876
2.13%, 09/30/24	33,350	33,110
2.25%, 01/31/24 - 11/15/27	103,950	103,344
3.00%, 09/30/25	30,650	31,933
2.00%, 11/15/26	3,130	3,056
		608,705
Total Government And Agency Obligations (cost $1,434,920)		1,445,921
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (g) (i) (q)	128	—
T-Mobile USA Inc. Escrow (g) (i) (q)	375	—
Total Other Equity Interests (cost $0)		—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (r) (s)	32,321	32,321
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (r) (s)	27,723	27,723
Treasury Securities 3.1%
U.S. Treasury Bill
2.50%, 07/11/19 (t)	42,950	42,663
2.49%, 09/05/19 (t)	17,750	17,567
2.51%, 11/07/19 (t)	46,320	45,660
		105,890
Total Short Term Investments (cost $165,875)		165,934
Total Investments 100.5% (cost $3,477,413)		3,497,103
Other Assets and Liabilities, Net (0.5)%		(16,119)
Total Net Assets 100.0%		3,480,984

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $707,825 and 20.3%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(t) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
COMM Mortgage Trust, Series 2017-E-PANW, 3.81%, 10/11/24	10/23/17	5,566	5,511	0.2
GS Mortgage Securities Trust, Series 2016-WMB-GS3, 3.60%, 09/14/26	09/23/16	8,894	8,794	0.3
Harley Marine Financing LLC, Series 2018-A2-1A, 5.68%, 05/15/22	05/11/18	1,708	1,470	—
LCCM Mortgage Trust, Series 2014-MRC-PKMD REMIC, 2.86%, 11/18/19	09/27/17	5,254	5,226	0.1
MSCG Trust, Series 2018-F-SELF, 5.53%, 10/15/20	10/10/18	5,349	5,329	0.2
		26,771	26,330	0.8

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

DentalCorp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	48	(1)
Mavis Tire Express Services Corp. – Delayed Draw Term Loan‡	121	(3)
	169	(4)

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 90.8%
Argentina 5.3%
Adecoagro SA
6.00%, 09/21/27	750	705
Banco Macro SA
6.75%, 11/04/26 (a)	4,800	4,109
6.75%, 11/04/26 (b)	1,000	849
Pampa Energia SA
7.50%, 01/24/27	8,750	7,700
Stoneway Capital Corp.
10.00%, 03/01/27	4,998	4,917
Tecila SA
6.95%, 07/21/27	3,000	2,655
YPF SA
8.50%, 07/28/25	7,196	6,980
		27,915
Brazil 14.3%
Banco BTG Pactual SA
8.75%, (callable at 100 beginning 09/18/19) (c)	200	202
7.75%, 02/15/29 (b)	7,700	7,646
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	9,900	8,873
Braskem SA
6.45%, 02/03/24	800	871
Cimpor Financial Operations BV
5.75%, 07/17/24	2,300	2,037
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 08/05/19) (c)	2,500	2,553
CSN Islands XII Corp.
7.00%, (callable at 100 beginning 06/23/19) (c)	1,850	1,593
CSN Resources SA
7.63%, 02/13/23	2,800	2,815
ESAL GmbH
6.25%, 02/05/23	6,000	6,090
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (c)	1,900	1,859
6.50%, (callable at 100 begininng 03/19/23) (c)	5,000	4,933
JBS Investments GmbH
7.25%, 04/03/24	2,800	2,887
JSL Europe SA
7.75%, 07/26/24	5,650	5,591
Marb BondCo Plc
7.00%, 03/15/24	3,600	3,576
Marfrig Holdings Europe BV
8.00%, 06/08/23 (b)	700	724
7.00%, 03/15/24 (b)	800	796
6.88%, 01/19/25	3,700	3,592
Minerva Luxembourg SA
6.50%, 09/20/26	5,800	5,710
5.88%, 01/19/28	2,600	2,408
Petrobras Global Finance BV
5.75%, 02/01/29	8,000	7,934
6.90%, 03/19/49	750	742
Raizen Fuels Finance SA
5.30%, 01/20/27	1,000	1,015
Votorantim Cimentos SA
7.25%, 04/05/41	1,300	1,428
		75,875
Cayman Islands 1.7%
SPARC EM Ltd.
0.00%, 12/05/22 (d)	5,125	4,730
0.00%, 12/05/22 (b) (d)	4,698	4,335
		9,065
Chile 7.9%
AES Gener SA
5.00%, 07/14/25	200	203
7.13%, 03/26/79 (b)	4,300	4,396
Banco de Credito e Inversiones
4.00%, 02/11/23	500	507
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,000	1,027
	Shares/Par[1]	Value ($)
Embotelladora Andina SA
5.00%, 10/01/23	3,000	3,137
Empresa Electrica Angamos SA
4.88%, 05/25/29	913	921
Empresa Electrica Guacolda SA
4.56%, 04/30/25	4,000	3,794
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,145
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26	4,100	4,120
Guanay Finance Ltd.
6.00%, 12/15/20	765	774
Inversiones CMPC SA
4.50%, 04/25/22	1,500	1,530
Latam Finance Ltd.
7.00%, 03/01/26 (b)	2,900	2,951
LATAM Finance Ltd.
6.88%, 04/11/24	2,300	2,355
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,612
Sociedad Quimica y Minera de Chile SA
4.38%, 01/28/25	369	370
Telefonica Chile SA
3.88%, 10/12/22	3,000	3,026
Transelec SA
4.63%, 07/26/23	795	815
VTR Finance BV
6.88%, 01/15/24	3,990	4,089
6.88%, 01/15/24 (b)	898	920
		41,692
China 1.6%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	3,000	3,037
Sinopec Group Overseas Development 2017 Ltd.
3.63%, 04/12/27 (b)	5,500	5,536
		8,573
Colombia 9.0%
Banco Bilbao Vizcaya Argentaria SA
4.88%, 04/21/25	1,000	1,017
Banco GNB Sudameris SA
6.50%, 04/03/27	800	826
Bancolombia SA
4.88%, 10/18/27	3,850	3,834
Canacol Energy Ltd.
7.25%, 05/03/25	7,600	7,571
7.25%, 05/03/25 (b)	800	799
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	1,300	1,345
Ecopetrol SA
5.88%, 09/18/23	3,500	3,823
Fideicomiso PA Pacifico Tres
8.25%, 01/15/35	1,000	1,058
Geopark Ltd.
6.50%, 09/21/24	7,000	7,017
Gilex Holding SARL
8.50%, 05/02/23	800	847
8.50%, 05/02/23 (b)	2,200	2,329
Gran Tierra Energy Inc.
6.25%, 02/15/25	6,400	6,112
6.25%, 02/15/25 (b)	300	287
Grupo Aval Ltd.
4.75%, 09/26/22	200	202
Millicom International Cellular SA
6.00%, 03/15/25	1,995	2,045
6.63%, 10/15/26 (b)	600	629
6.63%, 10/15/26	200	210
5.13%, 01/15/28	3,200	3,060
6.25%, 03/25/29 (b)	2,350	2,388
SURA Asset Management SA
4.88%, 04/17/24	2,300	2,383
		47,782
Costa Rica 0.1%
Banco Nacional de Costa Rica
5.88%, 04/25/21	736	738

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Dominican Republic 1.5%
AES Andres BV
7.95%, 05/11/26	5,400	5,683
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	2,244	2,294
		7,977
Guatemala 1.0%
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	2,700	2,804
Energuate Trust
5.88%, 05/03/27	1,000	980
5.88%, 05/03/27 (b)	800	785
Industrial Senior Trust
5.50%, 11/01/22	800	810
		5,379
Hong Kong 0.9%
CK Hutchison International 17 Ltd.
3.50%, 04/05/27	1,600	1,595
3.50%, 04/05/27 (b)	3,000	2,998
		4,593
India 8.7%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	3,000	3,009
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	7,870
Indian Oil Corp. Ltd.
5.63%, 08/02/21	2,500	2,619
5.75%, 08/01/23	8,300	8,956
ONGC Videsh Vankorneft Pte Ltd.
3.75%, 07/27/26	10,000	9,782
UPL Corp. Ltd.
3.25%, 10/13/21	6,000	5,928
Vedanta Resources Plc
7.13%, 05/31/23	2,000	1,957
6.13%, 08/09/24	6,500	5,956
		46,077
Indonesia 2.6%
LLPL Capital Pte Ltd.
6.88%, 02/04/39 (b)	4,400	4,755
Minejesa Capital BV
4.63%, 08/10/30	2,200	2,132
5.63%, 08/10/37	2,900	2,878
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33	3,637	3,645
6.75%, 04/24/33 (b)	196	197
		13,607
Ireland 2.2%
C&W Senior Financing DAC
7.50%, 10/15/26 (b)	3,000	3,088
6.88%, 09/15/27	8,500	8,415
		11,503
Israel 0.5%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (b)	1,095	1,117
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (b)	600	611
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (b)	800	842
		2,570
Jamaica 0.2%
Digicel Group Two Ltd.
2.00%, 04/01/24 (b) (e)	5,000	1,320
Malaysia 2.5%
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	10,446
Malayan Banking Bhd
3.91%, 10/29/26 (a)	3,000	3,004
		13,450
Mexico 12.2%
Banco Mercantil del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (c)	1,800	1,791
	Shares/Par[1]	Value ($)
7.63%, (callable at 100 beginning 01/06/28) (c)	6,800	6,782
5.75%, 10/04/31 (a)	2,200	2,079
Banco Santander SA
5.95%, 10/01/28 (b)	3,700	3,791
BBVA Bancomer SA
5.35%, 11/12/29	700	671
5.13%, 01/18/33	10,700	9,846
Cometa Energia SAB de CV
6.38%, 04/24/35	10,630	10,387
Credito Real SAB de CV SOFOM ER
9.13%, (callable at 100 beginning 11/29/22) (c) (f)	3,750	3,623
9.50%, 02/07/26 (b)	3,200	3,378
Fresnillo Plc
5.50%, 11/13/23	3,300	3,462
Grupo Bimbo SAB de CV
5.95%, (callable at 100 beginning 04/17/23) (c)	2,500	2,559
Grupo Idesa SA de CV
7.88%, 12/18/20	1,400	966
Mexichem SAB de CV
5.88%, 09/17/44	1,100	1,088
Mexico Generadora de Energia S. de RL
5.50%, 12/06/32	3,701	3,732
Petroleos Mexicanos
6.50%, 06/02/41	2,700	2,444
Unifin Financiera SAB de CV SOFOM ENR
8.88%, (callable at 100 begininng 01/29/25) (c)	8,350	7,285
7.38%, 02/12/26	600	564
		64,448
Netherlands 1.6%
AES Andres BV
7.95%, 05/11/26 (b)	1,500	1,591
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	4,956
Petrobras Global Finance BV
7.25%, 03/17/44	1,600	1,670
		8,217
Panama 3.1%
Banco General SA
4.13%, 08/07/27	800	786
Banistmo SA
3.65%, 09/19/22 (b)	1,600	1,583
ENA Norte Trust
4.95%, 04/25/23	6,347	6,500
Global Bank Corp.
4.50%, 10/20/21	7,500	7,568
4.50%, 10/20/21 (b)	200	202
		16,639
Paraguay 0.2%
Telefonica Celular del Paraguay SA
5.88%, 04/15/27 (b)	1,200	1,218
Peru 2.7%
Inkia Energy Ltd.
5.88%, 11/09/27	6,000	5,865
Nexa Resources SA
5.38%, 05/04/27	1,000	1,031
Orazul Energy Egenor S. en C. Por A.
5.63%, 04/28/27	2,300	2,236
Transportadora de Gas del Peru SA
4.25%, 04/30/28	4,900	4,963
		14,095
Philippines 0.4%
BDO Unibank Inc.
2.95%, 03/06/23	2,000	1,969
Singapore 5.0%
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27	8,500	8,543
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (c)	10,400	10,244
United Overseas Bank Ltd.
3.88%, (callable at 100 beginning 10/19/23) (c)	7,600	7,294
3.50%, 09/16/26 (a)	500	500
		26,581

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Spain 0.5%
AI Candelaria Spain SL
7.50%, 12/15/28	2,688	2,796
Switzerland 1.2%
Syngenta Finance NV
5.68%, 04/24/48 (f)	6,462	6,122
5.68%, 04/24/48 (b)	388	368
		6,490
Thailand 0.0%
PTTEP Treasury Center Co. Ltd.
4.60%, (callable at 100 beginning 07/17/22) (c)	200	198
United States of America 3.9%
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	6,197
5.45%, 03/15/43	4,000	3,497
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,100	1,130
Reliance Holding USA Inc.
5.40%, 02/14/22	9,000	9,431
Tecnoglass Inc.
8.20%, 01/31/22	600	632
		20,887
Total Corporate Bonds And Notes (cost $479,049)		481,654
GOVERNMENT AND AGENCY OBLIGATIONS 7.4%
Argentina 3.0%
Argentina Republic Government International Bond
6.88%, 01/26/27	7,200	5,796
5.88%, 01/11/28	3,000	2,295
6.63%, 07/06/28	2,250	1,763
Provincia de Buenos Aires
7.88%, 06/15/27	8,400	6,153
		16,007
Colombia 0.3%
Colombia Government International Bond
4.50%, 03/15/29	700	739
5.20%, 05/15/49	600	644
		1,383
Costa Rica 0.4%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,019
Indonesia 2.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	1,010
4.15%, 03/29/27 (b)	9,900	9,999
		11,009
Mexico 0.5%
Mexico Government International Bond
4.15%, 03/28/27	2,000	2,035
3.75%, 01/11/28	900	871
		2,906
Panama 1.1%
Panama Government International Bond
4.00%, 09/22/24	5,500	5,734
Total Government And Agency Obligations (cost $42,948)		39,058
SHORT TERM INVESTMENTS 3.0%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (g) (h)	774	774
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (g) (h)	15,231	15,231
Total Short Term Investments (cost $16,005)		16,005
Total Investments 101.2% (cost $538,002)		536,717
Other Assets and Liabilities, Net (1.2)%		(6,275)
Total Net Assets 100.0%		530,442

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $73,558 and 13.9%, respectively.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.7%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.93%, (1M USD LIBOR + 2.45%), 06/15/20 (b) (c)	2,913	2,840
AIMCO CLO Corp.
Series 2014-AR-AA, 3.86%, (3M USD LIBOR + 1.10%), 07/20/26 (b) (c)	4,038	4,038
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.89%, (3M USD LIBOR + 1.10%), 06/13/31 (b) (c)	3,000	2,955
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,382	1,206
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,203	1,024
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (c)	410	430
Anchorage Capital CLO 6 Ltd.
Series 2015-AR-6A, 4.06%, 07/15/30 (c)	3,000	3,000
Anchorage Capital CLO Ltd.
Series 2014-A-5RA, 3.78%, (3M USD LIBOR + 0.99%), 01/15/30 (b) (c)	1,000	993
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (c)	2,664	2,662
ArrowMark Colorado Holdings LLC
Series 2018-A1-9A, 3.91%, (3M USD LIBOR + 1.12%), 07/15/31 (b) (c)	6,000	5,913
Assurant CLO III Ltd.
Series 2018-A-2A, 3.99%, (3M USD LIBOR + 1.23%), 10/20/31 (b) (c)	4,000	3,966
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.88%, (3M USD LIBOR + 1.09%), 01/15/31 (b) (c)	1,000	992
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.53%, (1M USD LIBOR + 3.05%), 12/16/19 (b) (c)	1,692	1,698
Series 2018-D-ATRM, 4.78%, (1M USD LIBOR + 2.30%), 06/15/21 (b) (c)	1,232	1,232
Series 2018-E-ATRM, REMIC, 5.88%, (1M USD LIBOR + 3.40%), 06/15/21 (b) (c)	2,913	2,924
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (c)	1,733	1,735
Avery Point CLO Ltd.
Series 2015-AR-6A, 3.78%, (3M USD LIBOR + 1.05%), 08/05/27 (b) (c)	2,000	1,997
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	916	893
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	816	798
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 4.14%, 05/20/36 (b)	3,845	3,712
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.44%, 05/17/50 (b)	16,043	1,318
Bayview Opportunity Master Fund IIIB Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/23 (c) (d)	5,087	5,077
Bayview Opportunity Master Fund IVB Trust
Series 2018-A1-SBR2, 3.84%, 04/28/23 (c) (d)	5,736	5,716
BBCMS Trust
Series 2015-D-STP, REMIC, 4.29%, 09/10/20 (b) (c)	425	425
Series 2017-C-DELC, REMIC, 3.68%, (1M USD LIBOR + 1.20%), 08/15/19 (b) (c)	331	329
Series 2017-D-DELC, REMIC, 4.18%, (1M USD LIBOR + 1.70%), 08/15/19 (b) (c)	377	376
Series 2017-E-DELC, REMIC, 4.98%, (1M USD LIBOR + 2.50%), 08/15/19 (b) (c)	759	751
Series 2017-F-DELC, REMIC, 5.98%, (1M USD LIBOR + 3.50%), 08/15/19 (b) (c)	756	748
Series 2018-D-CBM, REMIC, 4.87%, (1M USD LIBOR + 2.39%), 07/15/20 (b) (c)	2,753	2,756
Series 2014-E-BXO, REMIC, 6.23%, (1M USD LIBOR + 3.75%), 08/15/27 (b) (c)	2,669	2,669
Interest Only, Series 2017-XA-C1, REMIC, 1.51%, 02/15/50 (b)	22,598	2,015
	Shares/Par[1]	Value ($)
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (b) (e) (f)	3,283	3,106
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.03%, 07/25/36 (b)	5,044	4,868
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 4.01%, (3M USD LIBOR + 1.25%), 07/20/29 (b) (c)	2,000	2,000
BHMS Mortgage Trust
Series 2018-C-ATLS, REMIC, 4.38%, (1M USD LIBOR + 1.90%), 07/15/20 (b) (c)	3,131	3,125
BlueMountain CLO Ltd.
Series 2013-A1R-1A, 4.16%, (3M USD LIBOR + 1.40%), 01/22/29 (b) (c)	1,000	1,000
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.80%, (1M USD LIBOR + 1.32%), 03/16/20 (b) (c)	810	808
Series 2018-E-BIOA, REMIC, 4.43%, (1M USD LIBOR + 1.95%), 03/16/20 (b) (c)	2,025	2,025
BX Trust
Series 2017-D-IMC, 4.73%, (1M USD LIBOR + 2.25%), 10/15/19 (b) (c)	914	910
Series 2017-E-IMC, 5.73%, (1M USD LIBOR + 3.25%), 10/15/19 (b) (c)	1,475	1,466
Series 2018-F-MCSF, REMIC, 5.13%, (1M USD LIBOR + 2.65%), 04/15/20 (b) (e) (f)	2,887	2,862
Series 2018-E-GW, REMIC, 4.45%, (1M USD LIBOR + 1.97%), 05/15/20 (b) (c)	968	969
Series 2018-F-GW, REMIC, 4.90%, (1M USD LIBOR + 2.42%), 05/15/20 (b) (c)	839	841
Series 2018-G-GW, REMIC, 5.40%, (1M USD LIBOR + 2.92%), 05/15/20 (b) (e) (f)	581	583
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 5.35%, (1M USD LIBOR + 2.85%), 11/18/21 (b) (c)	3,310	3,310
Carbone CLO Ltd.
Series 2017-A1-1A, 3.92%, (3M USD LIBOR + 1.14%), 01/21/31 (b) (c)	3,000	2,970
Carlyle Global Market Strategies CLO Ltd.
Series 2012-AR-4A, 4.23%, (3M USD LIBOR + 1.45%), 01/22/29 (b) (c)	1,000	1,000
Carlyle US CLO Ltd.
Series 2017-A1A-1A, 4.06%, (3M USD LIBOR + 1.30%), 04/21/31 (b) (c)	1,000	1,000
Series 2017-A2-1A, 4.41%, (3M USD LIBOR + 1.65%), 04/21/31 (b) (c)	2,000	1,979
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.66%, 06/15/50 (b)	16,364	1,547
Interest Only, Series 2016-XA-C3, REMIC, 1.05%, 12/12/25 (b)	5,001	290
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (b)	2,332	2,435
Interest Only, Series 2016-XA-C4, REMIC, 1.73%, 05/10/58 (b)	16,887	1,564
CFIP CLO Ltd.
Series 2014-AR-1A, 4.12%, (3M USD LIBOR + 1.32%), 07/13/29 (b) (c)	7,500	7,501
CGGS Commerical Mortgage Trust
Series 2018-D-WSS, REMIC, 4.78%, (1M USD LIBOR + 2.30%), 02/18/20 (b) (c)	2,837	2,830
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.48%, (1M USD LIBOR + 3.00%), 11/15/19 (b) (c)	761	763
Series 2017-F-CSMO, REMIC, 6.22%, (1M USD LIBOR + 3.74%), 11/15/19 (b) (e) (f)	406	407
CIM Trust
Series 2016-A1-3, REMIC, 4.99%, (1M USD LIBOR + 2.50%), 02/25/56 (b) (c)	3,189	3,253
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 5.28%, (1M USD LIBOR + 2.80%), 12/16/19 (b) (c)	4,739	4,754
Series 2018-F-TBR, 6.13%, (1M USD LIBOR + 3.65%), 12/16/19 (b) (e) (f)	4,510	4,530
Interest Only, Series 2014-XA-GC19, REMIC, 1.16%, 01/12/24 (b)	27,558	1,285
Interest Only, Series 2014-XA-GC21, REMIC, 1.21%, 04/12/24 (b)	26,840	1,305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2015-C-GC27, REMIC, 4.43%, 01/10/25 (b)	828	837
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	314
Interest Only, Series 2015-XA-GC35, REMIC, 0.87%, 11/10/48 (b)	3,968	153
Interest Only, Series 2016-XA-GC36, REMIC, 1.29%, 02/10/49 (b)	4,206	287
Interest Only, Series 2016-XA-GC37, REMIC, 1.78%, 04/10/49 (b)	4,348	417
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/15/49 (b)	7,628	643
Interest Only, Series 2016-XA-P5, REMIC, 1.53%, 09/14/26 (b)	11,246	898
Interest Only, Series 2017-XA-P7, REMIC, 1.13%, 04/14/50 (b)	13,680	940
Citigroup Mortgage Loan Trust Inc.
Series 2018-A1-C, 4.13%, 03/25/59 (c)	9,823	9,878
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (c) (d)	14,690	15,035
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,350	1,292
Civic Mortgage LLC
Series 2018-A1-1, 3.89%, 08/25/19 (c) (d)	5,073	5,062
CLNS Trust
Series 2017-D-IKPR, 4.54%, (1M USD LIBOR + 2.05%), 06/13/19 (b) (c)	973	974
Series 2017-E-IKPR, 5.99%, (1M USD LIBOR + 3.50%), 06/13/19 (b) (c)	973	977
Series 2017-F-IKPR, 6.99%, (1M USD LIBOR + 4.50%), 06/13/19 (b) (e) (f)	973	977
COBALT CMBS Commercial Mortgage Trust
Series 2007-AJFX-C2, REMIC, 5.57%, 04/17/47 (b)	5	5
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.83%, (1M USD LIBOR + 2.35%), 12/19/33 (b) (c)	624	623
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	4,538	4,528
COMM Mortgage Trust
Series 2018-D-HCLV, 4.66%, (1M USD LIBOR + 2.18%), 09/15/20 (b) (c)	197	197
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (b)	405	424
Interest Only, Series 2015-XA-CR26, REMIC, 0.96%, 10/10/48 (b)	5,072	248
Series 2013-D-LC13, REMIC, 5.27%, 09/12/23 (b) (c)	1,483	1,454
Interest Only, Series 2015-XA-CR27, REMIC, 1.12%, 09/12/25 (b)	12,297	601
Interest Only, Series 2015-XA-LC21, REMIC, 0.77%, 07/10/48 (b)	22,706	740
Interest Only, Series 2015-XA-CR25, REMIC, 0.91%, 08/10/48 (b)	22,953	1,010
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.17%, 10/10/46 (b)	34,905	1,526
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 05/10/24 (b)	38,376	1,558
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (b)	306	320
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.32%, 04/12/27 (b)	18,297	1,398
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (c)	1,900	1,929
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (c)	5,000	4,981
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.63%, 01/15/49 (b) (c)	3,500	3,506
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,047	976
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (c)	2,422	2,417
Series 2017-E-LSTK, REMIC, 3.33%, 04/07/21 (b) (e) (f)	1,799	1,767
	Shares/Par[1]	Value ($)
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (b)	309	317
CSMC Trust
Series 2018-A1-RPL8, 4.13%, 09/25/21 (c)	9,505	9,539
Series 2017-E-CHOP, REMIC, 5.78%, (1M USD LIBOR + 3.30%), 06/17/19 (b) (c)	2,125	2,130
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (c)	5,796	5,751
CVP CLO Ltd.
Series 2017-A-1A, 4.10%, (3M USD LIBOR + 1.34%), 07/20/30 (b) (c)	7,500	7,497
Series 2017-A-2A, 3.95%, (3M USD LIBOR + 1.19%), 01/20/31 (b) (c)	10,000	9,924
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.35%, 03/12/26 (b)	801	763
Interest Only, Series 2016-XA-C1, REMIC, 1.48%, 05/10/49 (b)	13,493	1,058
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (b) (c)	2,971	2,952
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (b) (c)	2,971	2,941
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (b) (c)	596	588
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 09/25/47 (b)	1,706	1,548
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26 (c)	1,564	1,567
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (c)	2,000	1,993
Series 2016-B-3, 2.43%, 06/15/21 (c)	756	755
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 11/15/34 (c)	4,000	3,999
Galaxy XXII CLO Ltd.
Series 2016-A2R-22A, 3.63%, (3M USD LIBOR + 0.85%), 07/17/28 (b) (c)	5,000	4,946
GCAT LLC
Series 2018-A1-2, 4.09%, 06/25/21 (c) (d)	712	706
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.44%, 12/10/49 (b)	83	75
Gilbert Park CLO Ltd.
Series 2017-A-1A, 3.98%, (3M USD LIBOR + 1.19%), 10/15/30 (b) (c)	3,000	2,980
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (c)	2,722	2,773
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22 (c)	1,952	1,956
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (b)	1,057	1,052
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (b) (c)	800	801
GPMT Ltd.
Series 2019-D-FL2, 5.43%, 11/15/23 (c)	2,162	2,169
Great Wolf Trust
Series 2017-D-WOLF, 4.73%, (1M USD LIBOR + 2.10%), 09/16/19 (b) (c)	698	698
Series 2017-E-WOLF, 5.73%, (1M USD LIBOR + 3.10%), 09/16/19 (b) (c)	1,082	1,083
Series 2017-F-WOLF, 6.70%, (1M USD LIBOR + 4.07%), 09/16/19 (b) (c)	576	577
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.74%, (3M USD LIBOR + 1.18%), 10/20/31 (b) (c)	3,000	2,976
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 0.98%, 11/10/50 (b)	32,596	2,102
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.05%, 05/10/50 (b)	23,070	1,620
Interest Only, Series 2015-XA-GC34, REMIC, 1.33%, 10/10/25 (b)	3,403	223
Interest Only, Series 2014-XA-GC24, REMIC, 0.80%, 09/10/47 (b)	10,207	314
Series 2014-D-GC26, REMIC, 4.52%, 11/10/47 (b) (c)	2,038	1,734

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-GS1, REMIC, 0.80%, 11/10/48 (b)	5,597	245
Series 2018-G-RIVR, REMIC, 5.08%, (1M USD LIBOR + 2.60%), 07/15/20 (b) (e) (f)	2,000	1,962
Series 2018-E-LUAU, REMIC, 5.03%, (1M USD LIBOR + 2.55%), 11/16/20 (b) (c)	3,342	3,293
Series 2018-F-FBLU, REMIC, 5.73%, 11/16/20 (c)	3,360	3,361
Halcyon Loan Advisors Funding Ltd.
Series 2015-A1R-3A, 3.68%, (3M USD LIBOR + 0.90%), 10/18/27 (b) (c)	10,000	9,948
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c)	4,477	4,524
Highbridge Loan Management Ltd.
Series 3A-2014-CR, 6.38%, (3M USD LIBOR + 3.60%), 07/18/29 (b) (c)	1,900	1,867
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 04/25/37 (b)	1,144	1,136
Horizon Aircraft Finance I Ltd.
Series 2018-A-1, 4.46%, 12/15/25 (c)	2,942	2,999
IMT Trust
Series 2017-EFL-APTS, 4.63%, (1M USD LIBOR + 2.15%), 06/17/19 (b) (c)	721	718
Series 2017-FFL-APTS, 5.33%, (1M USD LIBOR + 2.85%), 06/17/19 (b) (e) (f)	721	718
Jamestown CLO VI Ltd.
Series 2018-A1-6RA, 3.92%, (3M USD LIBOR + 1.15%), 04/25/30 (b) (c)	1,000	991
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (c)	5,910	5,889
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.67%, 10/15/25 (b)	366	376
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (b)	359	370
Interest Only, Series 2016-XA-C2, REMIC, 1.69%, 05/15/26 (b)	34,392	2,577
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2018-C-LAQ, 4.08%, (1M USD LIBOR + 1.60%), 06/15/20 (b) (c)	4,768	4,776
Series 2018-D-LAQ, 4.58%, (1M USD LIBOR + 2.10%), 06/15/20 (b) (c)	1,892	1,898
Series 2018-E-LAQ, 5.48%, (1M USD LIBOR + 3.00%), 06/15/20 (b) (c)	605	608
Series 2018-E-AON, 4.61%, 07/10/23 (b) (c)	3,103	3,160
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	33	33
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (b) (c)	2,356	2,328
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (b)	1	1
Interest Only, Series 2015-XA-JP1, REMIC, 1.12%, 01/15/49 (b)	4,879	212
Series 2017-C-MAUI, REMIC, 3.74%, (1M USD LIBOR + 1.25%), 07/15/19 (b) (c)	576	575
Series 2017-D-MAUI, REMIC, 4.44%, (1M USD LIBOR + 1.95%), 07/15/19 (b) (c)	541	541
Series 2017-E-MAUI, REMIC, 5.44%, (1M USD LIBOR + 2.95%), 07/15/19 (b) (c)	479	480
Series 2017-F-MAUI, REMIC, 6.24%, (1M USD LIBOR + 3.75%), 07/15/19 (b) (e) (f)	674	675
Series 2011-D-C5, REMIC, 5.38%, 09/17/21 (b) (c)	2,400	2,411
Series 2015-D-MAR7, REMIC, 5.23%, 06/07/22 (c)	1,491	1,503
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (c)	3,141	3,293
Interest Only, Series 2015-XA-C32, REMIC, 1.40%, 09/17/25 (b)	13,856	620
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (b)	1,581	1,595
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	927
Interest Only, Series 2016-XA-JP4, REMIC, 0.75%, 12/15/49 (b)	18,686	687
JPMorgan Mortgage Trust
Series 2018-A2-7FRB, 3.24%, (1M USD LIBOR + 0.75%), 11/25/33 (b) (c)	3,885	3,910
	Shares/Par[1]	Value ($)
Kabbage Funding LLC
Series 2019-A-1, 3.83%, 03/15/22 (c)	4,000	4,020
Kestrel Aircraft Funding Ltd.
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,961	1,953
Kingsland VIII Ltd.
Series 2018-A-8A, 3.88%, (3M USD LIBOR + 1.12%), 04/21/31 (b) (c)	4,000	3,957
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27 (c)	2,900	2,916
LCM XVII LP
Series A2RR-17A, 3.94%, (3M USD LIBOR + 1.15%), 10/15/31 (b) (c)	5,000	4,952
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c) (d)	14,197	14,177
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (c) (d)	4,156	4,135
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (c) (d)	5,172	5,167
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (c)	5,000	4,959
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.88%, 06/10/25 (b) (c)	15,898	1,060
Magnetite IX Ltd.
Series 2014-A1R-9A, 3.77%, (3M USD LIBOR + 1.00%), 07/27/26 (b) (c)	4,092	4,092
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.51%, 11/21/27 (c)	5,000	4,955
Marble Point CLO XI Ltd.
Series 2017-A-2A, 3.96%, (3M USD LIBOR + 1.18%), 12/18/30 (b) (c)	2,000	1,981
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.43%, 05/12/39 (b)	27	28
Midocean Credit CLO VII
Series 2017-A1-7A, 4.11%, (3M USD LIBOR + 1.32%), 07/16/29 (b) (c)	7,000	7,001
Milos CLO Ltd.
Series 2017-A-1A, 4.01%, (3M USD LIBOR + 1.25%), 10/20/30 (b) (c)	7,500	7,496
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 0.98%, 02/16/24 (b)	13,853	532
Series 2015-C-C25, REMIC, 4.53%, 09/15/25 (b)	420	435
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (c)	297	258
Series 2015-C-C27, REMIC, 4.53%, 11/15/25 (b)	207	207
Interest Only, Series 2016-XA-C28, REMIC, 1.26%, 01/15/26 (b)	4,536	284
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (b)	2,371	2,472
Series 2014-C-C17, REMIC, 4.46%, 07/17/24 (b)	1,240	1,241
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (c)	180	163
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.43%, (1M USD LIBOR + 1.95%), 11/15/19 (b) (c)	2,575	2,560
Series 2017-F-CLS, 5.08%, (1M USD LIBOR + 2.60%), 11/15/19 (b) (e) (f)	2,556	2,542
Interest Only, Series 2017-XA-H1, 1.45%, 06/15/50 (b)	26,411	2,121
Interest Only, Series 2015-XA-UBS8, REMIC, 0.91%, 12/15/48 (b)	4,775	228
Series 2018-D-SUN, REMIC, 4.13%, (1M USD LIBOR + 1.65%), 07/15/20 (b) (c)	899	891
Series 2018-F-SUN, REMIC, 5.03%, (1M USD LIBOR + 2.55%), 07/15/20 (b) (c)	1,342	1,333
Series 2018-G-SUN, REMIC, 5.53%, (1M USD LIBOR + 3.05%), 07/15/20 (b) (c)	899	893
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (b) (e) (f)	3,078	3,043
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (b) (c)	540	539
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (c)	4,403	4,462
Motel 6 Trust
Series 2017-A-MTL6, 3.40%, (1M USD LIBOR + 0.92%), 08/15/19 (b) (c)	1,111	1,107
Series 2017-D-MTL6, REMIC, 4.63%, (1M USD LIBOR + 2.15%), 08/15/19 (b) (c)	2,133	2,137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-F-MTL6, REMIC, 6.73%, (1M USD LIBOR + 4.25%), 08/15/19 (b) (c)	2,805	2,815
MP CLO IV Ltd.
Series 2013-ARR-2A, 4.05%, (3M USD LIBOR + 1.28%), 07/25/29 (b) (c)	7,500	7,497
MP CLO VIII Ltd.
Series 2015-AR-2A, 3.67%, (3M USD LIBOR + 0.91%), 10/28/27 (b) (c)	3,000	2,987
MSCG Trust
Interest Only, Series 2018-XCP-SELF, 1.20%, 04/15/20 (b) (c)	77,520	900
Series 2018-F-SELF, 5.53%, (1M USD LIBOR + 3.05%), 10/15/20 (b) (e) (f)	3,335	3,323
Nassau Ltd.
Series 2018-A-IA, 3.94%, (3M USD LIBOR + 1.15%), 07/15/31 (b) (c)	5,000	4,935
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 4.69%, (1M USD LIBOR + 2.20%), 06/15/22 (b) (c)	3,129	3,064
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (c)	3,000	3,056
NLY Commercial Mortgage Trust
Series 2019-B-FL2, 4.38%, 01/15/23 (c)	3,226	3,230
Ocean Trails CLO V
Series 2014-ARR-5A, 4.08%, (3M USD LIBOR + 1.28%), 10/13/31 (b) (c)	5,000	4,941
OFSI Fund V Ltd.
Series 2018-A-1A, 3.94%, (3M USD LIBOR + 1.15%), 07/15/31 (b) (c)	5,000	4,951
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (c)	5,000	4,959
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/15/21 (c)	1,721	1,711
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.51%, (3M USD LIBOR + 1.20%), 08/25/31 (b) (c)	4,500	4,453
PFP Pty Ltd.
Series 2017-C-4, 4.73%, (1M USD LIBOR + 2.25%), 06/14/20 (b) (c)	1,561	1,553
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 07/28/21 (c) (d)	5,828	5,828
Prosper Marketplace Issuance Trust
Series 2018-A-1A, 3.11%, 06/17/24 (c)	413	414
PRPM LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (c) (d)	14,707	14,770
RAIT Financial Trust
Series 2017-B-FL7, 4.08%, (1M USD LIBOR + 1.60%), 06/15/37 (b) (c)	2,096	2,096
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,456	1,298
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	891	870
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,391	946
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 4.48%, (1M USD LIBOR + 2.00%), 04/15/20 (b) (c)	1,566	1,553
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	991	945
Rockford Tower CLO Ltd.
Series 2017-A-2A, 4.06%, (3M USD LIBOR + 1.27%), 10/15/29 (b) (c)	4,000	4,001
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (c)	5,000	4,973
Shackleton IX CLO Ltd.
Series 2016-A-9A, 4.26%, (3M USD LIBOR + 1.50%), 10/20/28 (b) (c)	2,900	2,901
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (c)	1,880	1,870
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (c)	303	302
Series 2017-A1-6, 2.20%, 02/25/20 (c)	649	647
Series 2016-A-3, 3.05%, 05/25/21 (c)	504	504
Series 2016-A-1, 3.26%, 07/25/21 (c)	1,256	1,258
Series 2017-A2-6, 2.82%, 02/25/22 (c)	3,500	3,483
Series 2017-A-3, 2.77%, 03/25/22 (c)	588	587
Series 2017-A2-5, 2.78%, 04/25/22 (c)	1,250	1,246
	Shares/Par[1]	Value ($)
Series 2017-A-1, 3.28%, 01/26/26 (c)	471	472
Series 2017-A-2, 3.28%, 02/25/26 (c)	330	330
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (c)	761	758
Series 2018-A1-2, 2.93%, 06/25/20 (c)	426	425
Series 2019-A-1, 3.24%, 04/25/22 (c)	3,328	3,342
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (c)	2,000	1,968
Series 2017-BFX-D, 3.61%, 09/25/40 (c)	1,075	1,079
Sound Point CLO IV-R Ltd.
Series 2013-A-3RA, 3.93%, (3M USD LIBOR + 1.15%), 04/18/31 (b) (c)	1,500	1,483
Sound Point CLO XXI Ltd.
Series 2018-A1A-21, 3.59%, (3M USD LIBOR + 1.17%), 10/27/31 (b) (c)	3,000	2,975
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 11/25/23 (c)	1,946	1,944
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (c)	502	502
Series 2016-A-AA, 2.90%, 03/15/20 (c)	3,776	3,771
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (c)	1,051	1,055
Start Ltd.
Series 2018-A-1, 4.09%, 05/15/25 (c)	792	795
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.90%, (3M USD LIBOR + 1.26%), 05/21/29 (b) (c)	4,000	3,996
Series 2014-A-1RA, 3.83%, 04/21/31 (c)	2,550	2,530
Series 2016-1A, 3.73%, (3M USD LIBOR + 1.12%), 06/15/31 (b) (c)	2,500	2,468
Series 2018-A-2A, 3.88%, (3M USD LIBOR + 1.20%), 08/18/31 (b) (c)	2,000	1,979
Series 2019-B-1A, 0.00%, (3M USD LIBOR + 2.20%), 04/15/32 (b) (c)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.54%, 12/25/35 (b)	2,292	2,218
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,988	2,648
STWD Mortgage Trust
Series 2018-E-URB, 5.63%, (1M USD LIBOR + 3.15%), 05/15/21 (b) (c)	4,396	4,384
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/20/27 (c)	6,464	6,640
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 4.28%, (3M USD LIBOR + 1.52%), 12/21/29 (b) (c)	3,000	3,003
Series 2016-A2-1A, 4.96%, (3M USD LIBOR + 2.20%), 12/21/29 (b) (c)	3,000	3,000
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 5.67%, (1M USD LIBOR + 3.18%), 11/11/19 (b) (c)	2,333	2,343
THL Credit Wind River CLO Ltd.
Series 2014-AR-2A, 3.93%, (3M USD LIBOR + 1.14%), 01/15/31 (b) (c)	4,250	4,209
Towd Point Mortgage Trust
Series 2019-A1-SJ1, 3.75%, 01/25/22 (c)	1,938	1,944
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.70%, 02/17/28 (b)	1,858	1,918
Interest Only, Series 2018-XA-C8, 0.89%, 02/17/51 (b)	27,013	1,655
Interest Only, Series 2017-XB-C1, REMIC, 0.90%, 06/17/50 (b)	25,883	1,694
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.05%, 12/10/21 (b) (c)	1,461	1,522
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (c)	2,221	2,227
Series 2019-A-1A, 3.48%, 03/15/25 (c)	3,000	3,004
Vantage Data Centers LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (c)	2,990	3,056
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 09/25/21 (b) (c)	725	723
Series 2018-A-2, REMIC, 4.05%, 09/25/24 (c)	2,749	2,839

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Venture VII CDO Ltd.
Series 2006-A1A-7A, 2.99%, (3M USD LIBOR + 0.23%), 01/20/22 (b) (c)	492	492
Series 2006-A2-7A, 3.00%, (3M USD LIBOR + 0.24%), 01/20/22 (b) (c)	561	560
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.96%, (3M USD LIBOR + 1.28%), 09/09/30 (b) (c)	4,000	4,000
Verde CLO Ltd.
Series 2019-A-1A, 0.00%, (3M USD LIBOR + 1.35%), 04/15/32 (b) (c)	3,755	3,753
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (c) (d)	8,000	8,000
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (c)	1,366	1,379
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (c)	1,593	1,609
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (b) (c)	3,000	2,976
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (c) (d)	2,527	2,517
VOLT LXIX LLC
Series 2018-A1A-NPL5, 4.21%, 08/25/21 (c) (d)	3,856	3,868
VOLT LXXI LLC
Series 2018-A1A-NPL7, 3.97%, 09/27/21 (c) (d)	5,559	5,564
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (c) (d)	3,684	3,695
Washington Mutual Asset-Backed Certificates WMABS Trust
Series 2006-M1-HE1, REMIC, 2.83%, (1M USD LIBOR + 0.34%), 02/25/36 (b)	14,984	13,742
Wellfleet CLO Ltd.
Series 2018-A1-2A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (b) (c)	4,500	4,451
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.00%, 12/15/48 (b)	5,020	234
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,007	937
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.07%, 07/15/50 (b)	26,227	1,729
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (c)	325	266
Interest Only, Series 2015-XA-C31, REMIC, 1.06%, 07/15/25 (b)	4,347	238
Series 2015-C-C31, REMIC, 4.61%, 11/15/25 (b)	400	404
Series 2015-D-NXS4, REMIC, 3.60%, 11/18/25 (b)	375	357
Series 2015-C-NXS4, REMIC, 4.60%, 11/18/25 (b)	310	320
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	379
Series 2016-C-C32, REMIC, 4.72%, 01/16/26 (b)	311	318
Series 2015-C-LC22, REMIC, 4.54%, 09/15/58 (b)	302	307
Interest Only, Series 2016-XA-C33, REMIC, 1.77%, 03/17/59 (b)	2,784	236
Series 2018-E-BXI, REMIC, 4.64%, (1M USD LIBOR + 2.16%), 12/16/19 (b) (c)	2,762	2,751
Series 2018-C-C47, REMIC, 4.94%, 10/17/28 (b)	344	368
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	2,172	2,126
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	726	724
Series 2007-A1-AR4, REMIC, 4.58%, 08/25/37 (b)	699	691
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.74%, 12/17/46 (b)	52,448	1,421
Interest Only, Series 2014-XA-C19, REMIC, 1.06%, 03/15/47 (b)	43,919	1,695
Interest Only, Series 2014-XA-C21, REMIC, 1.07%, 08/15/47 (b)	3,129	125
WhiteHorse X Ltd.
Series 2015-A1R-10A, 3.70%, (3M USD LIBOR + 0.93%), 04/17/27 (b) (c)	5,000	4,977
Total Non-U.S. Government Agency Asset-Backed Securities (cost $723,980)		723,952
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 14.6%
Communication Services 0.9%
AT&T Inc.
2.80%, 02/17/21	2,455	2,456
Axiata SPV 2 Bhd
3.47%, 11/19/20	500	502
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	2,400	2,478
Comcast Corp.
3.45%, 10/01/21	1,260	1,283
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	200	208
Digicel Group Two Ltd.
8.25%, 09/30/22 (c)	400	136
2.00%, 04/01/24 (c) (g)	200	53
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24	1,900	1,943
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	1,300	1,319
Millicom International Cellular SA
6.00%, 03/15/25	800	820
Telefonica Chile SA
3.88%, 10/12/22	1,600	1,614
Verizon Communications Inc.
3.78%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	1,275	1,277
		14,089
Consumer Discretionary 0.2%
eBay Inc.
2.75%, 01/30/23	1,260	1,244
El Puerto de Liverpool SAB de CV
3.95%, 10/02/24	1,200	1,173
S.A.C.I. Falabella
3.75%, 04/30/23	900	902
		3,319
Consumer Staples 0.7%
Altria Group Inc.
3.49%, 02/14/22	1,215	1,234
BAT Capital Corp.
2.30%, 08/14/20	1,430	1,416
CK Hutchison International 17 Ltd.
2.88%, 04/05/22	400	398
ESAL GmbH
6.25%, 02/05/23	1,400	1,421
General Mills Inc.
3.15%, 12/15/21	1,010	1,018
Grupo Bimbo SAB de CV
5.95%, (callable at 100 beginning 04/17/23) (h)	600	614
Marb BondCo Plc
7.00%, 03/15/24	200	199
Marfrig Holdings Europe BV
8.00%, 06/08/23	1,892	1,949
Mondelez International Inc.
3.00%, 05/07/20	2,475	2,480
Reynolds American Inc.
3.25%, 06/12/20	1,040	1,042
		11,771
Energy 1.5%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,376
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,648
1.77%, 09/19/19	280	279
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (c)	940	952
Ecopetrol SA
5.88%, 09/18/23	400	437
EQT Corp.
2.50%, 10/01/20	2,130	2,102
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	943
5.75%, 08/01/23	1,200	1,295
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	380	393

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Kinder Morgan Inc.
3.05%, 12/01/19	2,090	2,090
Oleoducto Central SA
4.00%, 05/07/21	1,882	1,898
ONGC Videsh Ltd.
3.75%, 05/07/23	200	201
4.63%, 07/15/24	1,200	1,247
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	883
Pan American Energy LLC
7.88%, 05/07/21	200	203
Reliance Holding USA Inc.
4.50%, 10/19/20	1,000	1,018
5.40%, 02/14/22	1,850	1,939
Schlumberger Holdings Corp.
3.75%, 05/01/24 (c)	1,225	1,252
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	194
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	597
3.00%, 04/12/22 (c)	700	696
Sinopec Group Overseas Development 2018 Ltd.
3.75%, 09/12/23 (c)	600	612
Tecila SA
8.50%, 03/23/21	1,150	1,161
		24,416
Financials 7.3%
AerCap Ireland Capital DAC
4.63%, 10/30/20	2,414	2,468
Agromercantil Senior Trust
6.25%, 04/10/19	625	625
American Express Co.
3.29%, (3M USD LIBOR + 0.65%), 02/27/23 (b)	1,265	1,262
Banco Bilbao Vizcaya Argentaria SA
5.00%, 08/26/22	1,700	1,769
Banco BTG Pactual SA
5.75%, 09/28/22	400	400
Banco de Credito del Peru
4.25%, 04/01/23	1,000	1,027
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	400	409
Banco do Brasil SA
4.75%, 03/20/24 (c)	900	903
Banco Inbursa
4.13%, 06/06/24	1,000	991
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23	1,500	1,490
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	1,850	1,915
Banco Mercantil del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (h)	2,100	2,089
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (b)	1,800	1,761
Banco Santander Chile
3.88%, 09/20/22	800	817
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	300	303
Banco Santander SA
5.95%, 10/01/28 (c)	1,000	1,024
Bancolombia SA
4.88%, 10/18/27	200	199
Banistmo SA
3.65%, 09/19/22	1,200	1,185
3.65%, 09/19/22 (c)	500	495
Bank of America Corp.
3.39%, (3M USD LIBOR + 0.79%), 03/05/24 (b)	2,370	2,358
Barclays Bank Plc
2.65%, 01/11/21	2,515	2,496
BBVA Bancomer SA
6.75%, 09/30/22	1,900	2,052
BDO Unibank Inc.
2.95%, 03/06/23	2,200	2,166
Braskem Finance Ltd.
3.50%, 01/10/23	2,600	2,541
	Shares/Par[1]	Value ($)
C&W Senior Financing DAC
7.50%, 10/15/26	300	309
Capital One Financial Corp.
2.40%, 10/30/20	2,520	2,506
Citigroup Inc.
2.75%, 04/25/22	1,220	1,215
3.65%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	1,150	1,150
CK Hutchison Capital Securities 17 Ltd.
4.00%, (callable at 100 beginning 05/15/22) (h)	890	881
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	815
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	1,000	991
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,940
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	308
Commonwealth Bank of Australia
2.25%, 03/10/20 (c)	1,685	1,682
2.05%, 09/18/20 (c)	795	787
Credit Suisse Group AG
3.84%, (3M USD LIBOR + 1.24%), 06/12/24 (b) (c)	1,270	1,268
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23	1,300	1,335
Daimler Finance North America LLC
2.30%, 02/12/21 (c)	1,205	1,190
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (h)	2,200	2,167
4.52%, 12/11/28	200	207
ENA Norte Trust
4.95%, 04/25/23	1,431	1,465
Ford Motor Credit Co. LLC
3.92%, (3M USD LIBOR + 1.24%), 02/15/23 (b)	1,990	1,881
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,343
3.20%, 07/06/21	1,175	1,169
Global Bank Corp.
5.13%, 10/30/19	1,800	1,816
4.50%, 10/20/21 (c)	500	505
4.50%, 10/20/21	500	505
Goldman Sachs Bank USA
3.20%, 06/05/20	990	994
Goldman Sachs Group Inc.
2.30%, 12/13/19	1,420	1,415
Grupo Aval Ltd.
4.75%, 09/26/22	1,700	1,718
Guanay Finance Ltd.
6.00%, 12/15/20	639	646
HSBC Holdings Plc
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (b)	1,305	1,294
Industrial Senior Trust
5.50%, 11/01/22	700	709
Itau Unibanco Holding SA
6.13%, (callable at 100 begininng 12/12/22) (h)	200	196
6.13%, (callable at 100 beginning 12/12/22) (c) (h)	300	294
6.20%, 12/21/21	400	420
JPMorgan Chase & Co.
3.21%, 04/01/23	1,635	1,643
Malayan Banking Bhd
3.91%, 10/29/26 (b)	3,100	3,104
Marsh & McLennan Companies Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (b)	1,215	1,218
Mitsubishi UFJ Financial Group Inc.
3.62%, (3M USD LIBOR + 0.86%), 07/26/23 (b)	2,495	2,502
Mizuho Financial Group Inc.
3.39%, (3M USD LIBOR + 0.79%), 03/05/23 (b)	2,715	2,713
Morgan Stanley
3.69%, (3M USD LIBOR + 0.93%), 07/22/22 (b)	2,390	2,403
Multibank Inc.
4.38%, 11/09/22	900	900
Oversea-Chinese Banking Corp. Ltd.
4.25%, 06/19/24	500	516
4.00%, 10/15/24 (b)	500	502

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (i)	912	803
PNC Bank NA
2.45%, 11/05/20	750	747
PNC Funding Corp.
5.13%, 02/08/20	290	296
4.38%, 08/11/20	1,240	1,269
Prudential Financial Inc.
7.38%, 06/15/19	1,605	1,621
4.50%, 11/15/20	730	750
Royal Bank of Scotland Group Plc
4.15%, (3M USD LIBOR + 1.55%), 06/25/24 (b)	1,355	1,346
Santander UK Plc
2.50%, 01/05/21	2,785	2,764
SPARC EM Ltd.
0.00%, 12/05/22 (i)	1,367	1,261
0.00%, 12/05/22 (c) (i)	854	788
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,500	2,457
Synchrony Financial
3.75%, 08/15/21	1,415	1,431
Temasek Financial I Ltd.
2.38%, 01/23/23	1,500	1,483
Toronto-Dominion Bank
3.25%, 06/11/21	2,415	2,444
UBS Group AG
2.45%, 12/01/20 (c)	1,250	1,242
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/23	1,300	1,315
Union Bank of the Philippines
3.37%, 11/29/22	900	900
United Overseas Bank Ltd.
3.88%, (callable at 100 beginning 10/19/23) (h)	1,900	1,823
3.50%, 09/16/26 (b)	700	700
2.88%, 03/08/27 (b)	800	783
Volkswagen Group of America Finance LLC
4.00%, 11/12/21 (c)	1,565	1,595
VTR Finance BV
6.88%, 01/15/24	1,900	1,947
Wells Fargo & Co.
2.15%, 01/30/20	700	697
Wells Fargo Bank NA
2.60%, 01/15/21	2,165	2,158
Westpac Banking Corp.
1.60%, 08/19/19	365	364
2.65%, 01/25/21	1,820	1,817
		118,168
Health Care 1.4%
AbbVie Inc.
3.38%, 11/14/21	1,240	1,255
Amgen Inc.
2.20%, 05/11/20	2,530	2,517
Anthem Inc.
2.50%, 11/21/20	2,460	2,448
AstraZeneca Plc
2.38%, 11/16/20	2,505	2,491
Cardinal Health Inc.
1.95%, 06/14/19	2,285	2,283
2.62%, 06/15/22	165	163
Celgene Corp.
2.88%, 08/15/20	1,220	1,221
CVS Health Corp.
2.80%, 07/20/20	2,445	2,442
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	520	525
2.88%, 06/01/22	1,990	2,001
Halfmoon Parent Inc.
3.40%, 09/17/21 (c)	1,270	1,284
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (c)	1,240	1,272
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	2,410	2,449
		22,351
	Shares/Par[1]	Value ($)
Industrials 0.7%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	699
Cintas Corp. No. 2
2.90%, 04/01/22	2,455	2,464
Delta Air Lines Inc.
3.40%, 04/19/21	1,220	1,226
FedEx Corp.
3.40%, 01/14/22	990	1,003
General Electric Co.
2.70%, 10/09/22	1,265	1,241
LATAM Finance Ltd.
6.88%, 04/11/24	1,050	1,075
Northrop Grumman Corp.
2.08%, 10/15/20	2,465	2,442
Union Pacific Corp.
3.20%, 06/08/21	1,250	1,266
		11,416
Information Technology 0.1%
Analog Devices Inc.
2.95%, 01/12/21	1,250	1,253
Microchip Technology Inc.
3.92%, 06/01/21 (c)	1,355	1,367
		2,620
Materials 1.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,700	1,747
Cemex SAB de CV
6.13%, 05/05/25	700	721
7.75%, 04/16/26	1,000	1,089
DowDuPont Inc.
3.77%, 11/15/20	925	941
Freeport-McMoRan Inc.
4.55%, 11/14/24	2,500	2,465
Fresnillo Plc
5.50%, 11/13/23	2,200	2,308
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24	200	201
Inversiones CMPC SA
4.50%, 04/25/22	1,000	1,020
Nexa Resources SA
4.63%, 03/28/23	400	405
Sherwin-Williams Co.
2.25%, 05/15/20	1,540	1,531
Sociedad Quimica y Minera de Chile SA
3.63%, 04/03/23	300	299
Tecnoglass Inc.
8.20%, 01/31/22	900	947
UPL Corp. Ltd.
3.25%, 10/13/21	1,400	1,383
Vedanta Resources Plc
7.13%, 05/31/23	800	783
6.13%, 08/09/24	200	183
		16,023
Real Estate 0.1%
Welltower Inc.
3.63%, 03/15/24	1,200	1,222
Utilities 0.7%
AES Gener SA
7.13%, 03/26/79 (c)	500	511
Colbun SA
4.50%, 07/10/24	1,000	1,029
Comision Federal de Electricidad
4.88%, 05/26/21	1,000	1,021
Consolidated Edison Inc.
2.00%, 03/15/20 - 05/15/21	2,455	2,434
E.CL SA
5.63%, 01/15/21	400	414
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	800	814
Israel Electric Corp. Ltd.
6.88%, 06/21/23	300	335
5.00%, 11/12/24 (c)	1,000	1,052

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
NextEra Energy Capital Holdings Inc.
3.34%, 09/01/20	1,230	1,239
Pampa Energia SA
7.38%, 07/21/23	800	750
PSEG Power LLC
3.85%, 06/01/23	1,250	1,281
		10,880
Total Corporate Bonds And Notes (cost $235,383)		236,275
SENIOR LOAN INTERESTS 7.9%
Communication Services 0.6%
CBS Radio Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 11/18/24 (b)	961	934
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (b)	1,101	1,078
Cincinnati Bell Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/02/24 (b)	656	648
CSC Holdings LLC
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 01/31/26 (b)	130	126
Term Loan B, 5.59%, (3M LIBOR + 3.00%), 05/07/27 (b)	355	353
Digicel International Finance Ltd.
Term Loan B, 5.88%, (3M LIBOR + 3.25%), 05/27/24 (b)	59	52
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (b)	539	532
Greeneden US Holdings II LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (b)	799	788
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (b)	1,082	1,017
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (b)	920	905
Meredith Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (b)	197	196
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (b)	501	497
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (b) (e) (j)	316	310
Speedcast International Ltd.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 05/03/25 (b) (e)	323	313
Tribune Media Co.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/27/20 (b)	39	39
Term Loan C, 5.50%, (3M LIBOR + 3.00%), 01/20/24 (b)	1,206	1,204
Uber Technologies
Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/04/25 (b)	677	676
		9,668
Consumer Discretionary 1.4%
A-L Parent LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (b)	1,112	1,107
Allied Universal Holdco LLC
Incremental Term Loan, 6.75%, (3M LIBOR + 4.25%), 07/28/22 (b)	409	398
American Tire Distributors Holdings Inc.
Term Loan, 10.13%, (1M LIBOR + 7.50%), 10/01/21 (b)	432	385
ARAMARK Services Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 1.75%), 03/01/25 (b) (j)	325	322
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (b)	119	117
	Shares/Par[1]	Value ($)
Caesars Entertainment Operating Co.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/03/24 (b) (j)	185	180
Cengage Learning Acquisitions Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.25%), 06/07/23 (b)	1,169	1,049
ClubCorp Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 08/16/24 (b)	935	882
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (b)	330	320
Equinox Holdings Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/08/24 (b)	1,308	1,299
ESH Hospitality Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (b) (j)	190	189
Explorer Holdings Inc.
Term Loan B, 6.35%, (3M LIBOR + 3.75%), 05/02/23 (b)	935	925
FrontDoor Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/16/25 (b)	216	214
Garda World Security Corp.
Term Loan, 6.12%, (3M LIBOR + 3.50%), 05/12/24 (b)	1,138	1,122
Term Loan, 8.00%, (3M PRIME + 2.50%), 05/12/24 (b)	3	3
Getty Images Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 02/13/26 (b)	110	109
GOBP Holdings Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 10/22/25 (b)	797	787
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (b)	1,306	1,279
Hilton Worldwide Finance LLC
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 10/25/23 (b) (j)	940	938
Intrawest Resorts Holdings Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 3.00%), 06/28/24 (b)	1,289	1,280
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (b)	1,107	1,078
Lions Gate Capital Holdings LLC
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 03/20/25 (b)	297	293
LTF Merger Sub Inc.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 06/22/22 (b)	1,316	1,299
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 2.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (k)	23	21
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (k)	849	826
Delayed Draw Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (e) (k)	4	4
MGM Growth Properties Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/20/23 (b) (j)	340	335
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (b)	314	281
Playa Resorts Holding BV
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/07/24 (b)	1,326	1,272
Rentpath Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 12/17/21 (b) (e)	620	463
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (b)	238	231
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (b)	991	964

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SIWF Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.25%), 05/25/25 (b)	749	739
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (b)	591	563
Travel Leaders Group LLC
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 01/25/24 (b)	342	342
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (b)	622	617
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/23/26 (b)	11	11
		22,244
Consumer Staples 0.2%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (b)	60	60
Albertsons LLC
Term Loan B-6, 5.48%, (3M LIBOR + 3.00%), 06/22/23 (b)	353	350
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (b)	1,002	999
CHG PPC Parent LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/16/25 (b)	655	644
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.80%, (1M LIBOR + 4.00%), 07/22/20 (b) (e)	834	794
KIK Custom Products Inc.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (b)	514	479
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (b) (e)	325	303
		3,629
Energy 0.5%
Brazos Delaware II LLC
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 05/16/25 (b)	665	630
Covia Holdings Corp.
Term Loan, 6.16%, (3M LIBOR + 3.75%), 05/17/25 (b)	292	249
EG Finco Ltd.
Term Loan, 6.60%, (3M LIBOR + 4.00%), 06/30/25 (b)	752	734
EG Group Ltd.
Term Loan B, 6.60%, (3M LIBOR + 4.00%), 02/01/25 (b)	213	208
ExGen Renewables IV LLC
Term Loan B, 5.63%, (1M LIBOR + 3.00%), 11/15/24 (b)	169	158
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (b)	758	739
Frontera Generation Holdings LLC
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 04/25/25 (b)	454	448
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 04/25/25 (b) (e)	49	48
Gavilan Resources LLC
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 02/24/24 (b)	125	97
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (b) (j)	1,020	1,008
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (b)	714	675
Oryx Southern Delaware Holdings LLC
Term Loan, 5.75%, (3M LIBOR + 3.25%), 02/26/25 (b)	609	588
PowerTeam Services LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.25%), 02/28/25 (b)	684	652
	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
Term Loan B, 7.37%, (3M LIBOR + 4.75%), 03/07/26 (b)	260	260
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (b)	363	362
U.S. Silica Co.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 04/12/25 (b)	404	381
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (b)	240	207
		7,444
Financials 0.9%
Acrisure LLC
Term Loan B, 6.38%, (3M LIBOR + 3.75%), 11/07/23 (b)	159	156
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (b)	1,162	1,154
Alera Group Holdings Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 07/26/25 (b) (e)	205	206
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (b)	261	259
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (b)	334	320
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (b)	1,308	1,264
Asurion LLC
Term Loan B-6, 5.50%, (3M LIBOR + 3.00%), 11/03/23 (b)	966	961
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (b)	39	39
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (b)	290	293
BCP Renaissance Parent LLC
Term Loan B, 6.24%, (3M LIBOR + 3.50%), 09/20/24 (b)	642	639
Capri Finance LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 10/04/24 (b) (e)	1,311	1,288
Duff & Phelps Corp.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/04/24 (b)	803	785
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (b)	813	806
2nd Lien Term Loan, 9.54%, (3M LIBOR + 6.75%), 06/26/26 (b)	65	65
GTCR Valor Cos. Inc.
Term Loan B-1, 5.35%, (3M LIBOR + 2.75%), 06/30/23 (b)	648	642
Gulf Finance LLC
Term Loan B, 7.75%, (3M LIBOR + 5.25%), 08/25/23 (b)	556	441
Term Loan B, 7.86%, (3M LIBOR + 5.25%), 08/25/23 (b)	333	264
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (b)	542	525
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/04/25 (b)	335	321
RPI Finance Trust
Term Loan B-6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (b) (j)	330	328
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (b)	219	215
SolarWinds Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/06/24 (b)	522	516
Solera LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (b)	1,153	1,142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (b)	1,259	1,233
Travelport Finance Lux SARL
Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (b) (j)	310	301
York Risk Services Holding Corp.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 10/01/21 (b)	638	596
		14,759
Health Care 1.2%
Acadia Healthcare Co. Inc.
Term Loan B-4, 5.00%, (3M LIBOR + 2.50%), 02/16/23 (b)	239	237
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (b) (e)	230	229
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (b)	619	463
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (b)	600	598
Auris Luxembourg III SARL
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 07/23/25 (b)	505	504
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	1,063	1,048
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (b)	444	441
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (b)	791	786
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (b)	136	135
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/01/25 (b) (e)	446	429
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/09/25 (b) (e)	536	522
1st Lien Delayed Draw Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/01/25 (b) (e)	99	96
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,079	1,058
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (b)	1,032	1,033
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 06/21/26 (b)	265	270
Global Medical Response Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 04/28/22 (b)	558	525
Iqvia Holdings Inc.
Term Loan B-2, 0.00%, (1M LIBOR + 2.00%), 01/17/25 (b) (j)	510	508
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (b)	1,303	1,289
Kindred Healthcare Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 06/21/25 (b) (e)	438	428
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (b)	1,259	1,217
Parexel International Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 08/06/24 (b)	545	524
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.87%, (3M LIBOR + 4.75%), 06/28/25 (b)	433	434
1st Lien Term Loan B, 7.05%, (3M LIBOR + 4.75%), 06/28/25 (b)	433	434
1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (b)	28	28
	Shares/Par[1]	Value ($)
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (b)	524	517
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (b)	1,204	1,198
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (b)	737	726
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (b)	129	129
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 11/26/25 (b)	399	394
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (b)	939	931
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (b)	450	443
Wink Holdco Inc.
1st Lien Term Loan B, 5.50%, (3M LIBOR + 3.00%), 11/02/24 (b) (e)	1,175	1,136
		18,710
Industrials 1.1%
Achilles Acquisition LLC
Term Loan , 6.50%, (3M LIBOR + 4.00%), 10/13/25 (b) (e)	220	218
American Airlines Inc.
Incremental Term Loan, 4.48%, (3M LIBOR + 2.00%), 12/14/23 (b)	170	167
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (b)	161	154
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	185	177
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (b)	633	631
Comet Acquisition Inc.
Term Loan, 6.10%, (3M LIBOR + 3.50%), 10/23/25 (b)	105	103
Compass Power Generation LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 12/20/24 (b)	635	634
CPM Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 10/25/25 (b) (e)	105	104
DAE Aviation Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 06/25/22 (b)	375	375
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (b) (j)	107	107
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (b) (j)	58	58
EAB Global Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.75%), 08/15/22 (b)	1,228	1,197
EXC Holdings III Corp.
1st Lien Term Loan, 6.10%, (1M LIBOR + 3.50%), 11/16/24 (b)	765	761
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (b) (j)	250	248
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (b)	238	236
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (b)	769	759
KAR Auction Services Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.50%), 03/06/23 (b) (j)	190	189
KBR Inc.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 03/29/25 (b) (e)	531	530
Kenan Advantage Group Inc.
Term Loan, 5.50%, (1M LIBOR + 3.00%), 07/22/22 (b)	407	399

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Milacron LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 09/23/23 (b)	1,301	1,272
Millennium Trust Company LLC
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 02/27/26 (b) (j)	1,085	1,068
Monitronics International Inc.
Term Loan B-2, 8.10%, (3M LIBOR + 5.50%), 09/30/22 (b)	224	186
Pike Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/13/25 (b)	331	331
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (b)	1,123	1,074
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (b)	1,306	1,278
SMG Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/11/25 (b)	600	592
Southern Graphics Inc.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/31/22 (b)	487	412
Term Loan B, 5.83%, (1M LIBOR + 3.25%), 12/31/22 (b)	542	459
Syncreon Global Finance (US) Inc.
Term Loan B, 6.99%, (3M LIBOR + 4.25%), 10/28/20 (b)	473	305
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (b)	1,057	1,046
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (b)	544	505
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (b)	985	961
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (b)	104	101
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/22/26 (b)	319	319
WP CPP Holdings LLC
Term Loan, 6.51%, (3M LIBOR + 3.75%), 04/30/25 (b)	726	720
Yak Access LLC
1st Lien Term Loan B, 7.50%, (3M LIBOR + 5.00%), 06/29/25 (b) (e)	378	321
		17,997
Information Technology 1.5%
Access CIG LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 02/14/25 (b)	738	728
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (b)	663	639
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (b)	205	197
Applied Systems Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 09/06/24 (b)	1,268	1,254
Ascend Learning LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 06/29/24 (b)	222	217
Avaya Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 12/14/24 (b)	525	522
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 12/14/24 (b)	317	316
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (b)	362	355
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (b)	814	797
	Shares/Par[1]	Value ($)
Bright Bidco BV
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 06/28/24 (b)	210	162
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 06/28/24 (b)	437	336
Colorado Buyer Inc.
Term Loan B, 5.60%, (1M LIBOR + 3.00%), 03/15/24 (b)	844	816
2nd Lien Term Loan, 9.86%, (3M LIBOR + 7.25%), 05/01/25 (b)	125	113
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (b) (j)	545	544
Cvent Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/30/24 (b)	1,163	1,137
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (b)	1,054	1,041
Dun & Bradstreet Corp.
Term Loan, 7.49%, (6M LIBOR + 5.00%), 02/06/26 (b)	180	178
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (b)	239	238
First Data Corp.
Term Loan, 0.00%, (1M LIBOR + 2.00%), 04/26/24 (b) (j)	795	793
Flexential Intermediate Corp.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 07/24/24 (b)	823	751
Flexera Software LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 01/24/25 (b)	735	730
Hyland Software Inc.
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 05/24/25 (b)	215	214
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (b)	531	523
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (b)	1,218	1,205
Mitchell International Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 11/21/24 (b)	800	768
2nd Lien Term Loan, 9.75%, (3M LIBOR + 7.25%), 12/01/25 (b)	267	259
MLN US HoldCo LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 07/13/25 (b)	843	826
2nd Lien Term Loan, 11.25%, (3M LIBOR + 8.75%), 07/13/26 (b)	200	195
Plantronics Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 06/01/25 (b)	594	582
Project Alpha Intermediate Holding Inc.
Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (b)	807	785
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (b)	1,131	1,104
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (b)	843	818
Renaissance Holding Corp.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 05/21/25 (b)	989	946
Sirius Computer Solutions Inc.
Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/30/22 (b)	710	711
Sophia LP
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (b)	1,187	1,178
SS&C Technologies Inc.
Term Loan B-5, 4.75%, (3M LIBOR + 2.25%), 04/16/25 (b)	473	468

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (b)	368	362
Vertafore Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (b)	947	928
Web.com Group Inc.
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/17/25 (b)	645	636
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 09/17/26 (b) (k)	168	165
		24,537
Materials 0.5%
Aleris International Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 04/15/23 (b)	471	470
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (b)	926	927
Berry Global Inc.
Term Loan Q, 4.61%, (3M LIBOR + 2.00%), 10/01/22 (b)	57	56
BOYD Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/25 (b)	188	181
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (b)	452	441
Forterra Finance LLC
Term Loan B, 5.50%, (1M LIBOR + 3.00%), 10/25/23 (b)	614	564
GrafTech Finance Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/01/25 (b)	764	761
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (b)	774	676
Messer Industries GmbH
Term Loan, 5.10%, (3M LIBOR + 2.50%), 10/10/25 (b)	405	396
Phoenix Services International LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 01/29/25 (b)	174	172
Pro Mach Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 2.75%), 03/07/25 (b)	460	444
Reynolds Group Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (b)	841	830
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (b)	160	160
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (b)	696	683
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 12/18/25 (b)	91	89
2nd Lien Term Loan, 11.13%, (3M LIBOR + 8.50%), 06/18/26 (b) (e)	140	134
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (b)	815	803
Vantage Specialty Chemicals Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 10/20/24 (b)	113	111
1st Lien Term Loan, 6.13%, (3M LIBOR + 3.50%), 10/20/24 (b)	97	95
		7,993
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.50%, (3M LIBOR + 6.00%), 03/21/25 (b)	114	114
Forest City Enterprises LP
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 10/24/25 (b)	414	415
		529
	Shares/Par[1]	Value ($)
Utilities 0.0%
Edgewater Generation LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (b) (j)	54	54
Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/29/25 (b)	434	433
NEP/NCP Holdco Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/05/25 (b)	339	336
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 10/05/26 (b)	65	64
		887
Total Senior Loan Interests (cost $131,816)		128,397
GOVERNMENT AND AGENCY OBLIGATIONS 17.5%
Collateralized Mortgage Obligations 6.3%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	3,267	3,278
Series QA-4060, REMIC, 1.50%, 09/15/26	2,949	2,871
Series AN-4030, REMIC, 1.75%, 04/15/27	5,389	5,257
Series CD-4484, REMIC, 1.75%, 07/15/30	4,655	4,514
Series BA-4642, REMIC, 3.00%, 02/15/41	6,453	6,474
Series A-4734, REMIC, 3.00%, 07/15/42	6,276	6,296
Series FA-4125, REMIC, 2.83%, (1M USD LIBOR + 0.35%), 11/15/42 (b)	4,559	4,532
Series LA-4738, REMIC, 3.00%, 11/15/43	6,343	6,361
Series CF-4750, REMIC, 2.83%, (1M USD LIBOR + 0.35%), 01/15/48 (b)	8,324	8,262
Federal National Mortgage Association
Series 2012-FK-56, 2.94%, (1M USD LIBOR + 0.45%), 06/25/42 (b)	5,769	5,754
Series 2018-HF-70, 2.84%, (1M USD LIBOR + 0.35%), 10/25/58 (b)	9,408	9,371
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,898	4,909
Series 2018-FA-55, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 08/25/48 (b)	8,977	8,910
Series 2018-FA-64, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 09/25/48 (b)	8,491	8,435
Series 2018-FA-77, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 10/25/48 (b)	7,419	7,363
Series 2017-FA-96, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 12/25/57 (b)	9,761	9,722
		102,309
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (b)	12,435	517
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	7,887	8,090
Federal National Mortgage Association
2.33%, (12M USD LIBOR + 1.63%), 11/01/42 (b)	3,547	3,641
		11,731
Sovereign 0.7%
Argentina Republic Government International Bond
5.63%, 01/26/22	1,300	1,120
Banco del Estado de Chile
2.67%, 01/08/21 (c)	300	297
3.88%, 02/08/22	2,400	2,436
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	1,997
Costa Rica Government International Bond
10.00%, 08/01/20	400	418
Dominican Republic International Bond
7.50%, 05/06/21	500	519
Export-Import Bank of India
3.13%, 07/20/21	1,000	997
Indonesia Government International Bond
4.88%, 05/05/21	1,000	1,036
3.70%, 01/08/22	1,200	1,215
3.70%, 01/08/22 (c)	200	202
		10,237
Treasury Inflation Indexed Securities 3.9%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 (l)	63,486	63,445

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 5.9%
U.S. Treasury Note
2.25%, 03/31/20	20,300	20,268
2.75%, 08/15/21	20,000	20,228
1.63%, 10/15/20 - 04/30/23	56,200	55,042
		95,538
Total Government And Agency Obligations (cost $283,846)		283,777
SHORT TERM INVESTMENTS 10.5%
Investment Companies 4.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (m) (n)	78,612	78,612
Treasury Securities 5.6%
U.S. Treasury Bill
2.50%, 07/11/19 (o)	29,800	29,601
2.41%, 08/15/19 (o)	29,800	29,531
2.51%, 11/07/19 (o)	32,200	31,742
		90,874
Total Short Term Investments (cost $169,451)		169,486
Total Investments 95.2% (cost $1,544,476)		1,541,887
Other Derivative Instruments 4.8%		77,037
Other Assets and Liabilities, Net 0.0%		337
Total Net Assets 100.0%		1,619,261

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $614,127 and 37.9%, respectively.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(o) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BB-UBS Trust, Series 2012-TE-TFT REMIC, 3.56%, 06/05/20	01/05/17	3,184	3,106	0.2
BX Trust, Series 2018-F-MCSF REMIC, 5.13%, 04/15/20	04/09/18	2,873	2,862	0.2
BX Trust, Series 2018-G-GW REMIC, 5.40%, 05/15/20	08/15/18	581	583	—
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.22%, 11/15/19	12/04/17	406	407	—
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 6.13%, 12/16/19	01/22/18	4,510	4,530	0.3
CLNS Trust, Series 2017-F-IKPR, 6.99%, 06/13/19	05/19/17	973	977	0.1
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.33%, 04/07/21	05/05/17	1,783	1,767	0.1
GS Mortgage Securities Trust, Series 2018-G-RIVR REMIC, 5.08%, 07/15/20	10/15/18	1,993	1,962	0.1
IMT Trust, Series 2017-FFL-APTS, 5.33%, 06/17/19	06/30/17	721	718	—
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-F-MAUI REMIC, 6.24%, 07/15/19	07/25/17	674	675	—
Morgan Stanley Capital I Trust, Series 2017-F-CLS, 5.08%, 11/15/19	11/22/17	2,556	2,542	0.2
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.45%, 07/15/21	05/31/17	2,515	2,526	0.2
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.45%, 07/15/21	05/31/17	522	517	—
MSCG Trust, Series 2018-F-SELF, 5.53%, 10/15/20	10/10/18	3,335	3,323	0.2
		26,626	26,495	1.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Dental Corp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	36	(1)
Mavis Tire Express Services Corp. – Delayed Draw Term Loan‡	110	(3)
	146	(4)

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	27,100	—	(252)
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	1,000	—	4
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/19/19	100,000	—	2,875
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	3,600	—	28
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/10/19	100,000	—	(929)
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	3,800	—	28
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	800	—	7
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	10,500	—	49
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/05/19	500	—	4
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/06/19	130,000	—	17,735
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/19/19	100,000	—	467
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/18/19	100,000	—	2,357
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/04/19	100,000	—	5,731
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/09/19	100,000	—	3,574
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/22/19	100,000	—	2,626
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/18/19	90,000	—	9,095
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/05/19	90,000	—	10,642
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/28/19	100,000	—	2,631
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/08/19	100,000	—	6,440
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/17/19	90,000	—	8,765
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/17/19	100,000	—	4,425
Shiller Barclays CAPE US Sector Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/25/19	100,000	—	735
					—	77,037

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/efsdocument.app?documentId=507&filename=2019-03+BXIICS2E.pdf.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.9%
Australia 6.8%
Aurizon Holdings Ltd.	2,545	8,221
Transurban Group	6,629	62,159
		70,380
Brazil 1.7%
CCR SA	5,805	17,387
Canada 8.9%
Emera Inc.	557	20,849
Hydro One Ltd.	1,333	20,731
TransCanada Corp. (a)	1,115	50,141
		91,721
China 2.0%
China Merchants Holdings International Co. Ltd.	4,410	9,424
Jiangsu Expressway Co. Ltd. - Class H (b)	8,034	11,373
		20,797
France 2.7%
Getlink	71	1,079
Vinci SA	268	26,144
		27,223
Hong Kong 0.9%
COSCO Shipping Ports Ltd.	8,198	8,870
Italy 3.6%
Atlantia SpA	1,416	36,745
Japan 8.3%
East Japan Railway Co.	439	42,380
Osaka Gas Co. Ltd.	615	12,134
Tokyo Gas Co. Ltd.	399	10,793
West Japan Railway Co.	262	19,703
		85,010
Mexico 1.7%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	927	8,226
Promotora y Operadora de Infraestructura SAB de CV (a) (b)	975	9,682
		17,908
Spain 4.9%
Aena SME SA	161	29,111
Ferrovial SA	910	21,335
		50,446
United Kingdom 6.2%
National Grid Plc	2,551	28,243
Severn Trent Plc	696	17,903
SSE Plc	1,147	17,715
		63,861
United States of America 51.2%
Alliant Energy Corp.	483	22,749
American Electric Power Co. Inc.	459	38,437
American Tower Corp.	117	23,032
Crown Castle International Corp.	299	38,208
Dominion Energy Inc.	895	68,572
Evergy Inc.	558	32,387
Eversource Energy	360	25,521
Kinder Morgan Inc.	2,008	40,188
Magellan Midstream Partners LP	251	15,242
NextEra Energy Inc.	309	59,682
NiSource Inc.	723	20,710
Norfolk Southern Corp.	51	9,484
Portland General Electric Co.	179	9,300
SBA Communications Corp. (c)	173	34,479
UGI Corp.	371	20,554
Union Pacific Corp.	187	31,186
Williams Cos. Inc.	1,306	37,506
		527,237
Total Common Stocks (cost $947,643)		1,017,585
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	4,816	4,816
Total Short Term Investments (cost $4,816)		4,816
Total Investments 99.4% (cost $952,459)		1,022,401
Other Assets and Liabilities, Net 0.6%		6,604
Total Net Assets 100.0%		1,029,005

(a) All or a portion of the security was on loan.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund (a)
COMMON STOCKS 66.3%
Communication Services 17.1%
Alphabet Inc. - Class A (b)	33	39,280
Alphabet Inc. - Class C (b)	34	39,413
Baidu.com - Class A - ADR (b)	249	41,041
Charter Communications Inc. - Class A (b)	115	39,744
Comcast Corp. - Class A	1,173	46,898
Facebook Inc. - Class A (b)	233	38,917
Naspers Ltd. - Class N	195	45,077
		290,370
Consumer Discretionary 3.0%
JD.com Inc. - Class A - ADR (b)	917	27,648
Media Group Holdings LLC (b) (c) (d) (e) (f)	33,207	938
Mohawk Industries Inc. (b)	175	22,103
		50,689
Energy 2.0%
Kinder Morgan Inc.	1,676	33,530
Financials 17.7%
Ally Financial Inc.	969	26,631
American International Group Inc. (g)	1,546	66,589
Aon Plc - Class A (g)	177	30,185
Bank of America Corp. (g)	1,549	42,742
Citigroup Inc.	726	45,152
Groupe Bruxelles Lambert SA (e)	383	37,292
Royal Bank of Scotland Group Plc	6,835	22,004
Wells Fargo & Co.	634	30,644
		301,239
Health Care 1.6%
Mylan NV (b) (g)	997	28,246
Industrials 6.6%
Arconic Inc. (g)	2,685	51,306
Jardine Strategic Holdings Ltd. (e)	280	10,486
United Technologies Corp. (g)	388	49,959
		111,751
Information Technology 12.0%
Analog Devices Inc. (g)	474	49,909
Broadcom Inc. (g)	190	57,052
Microsoft Corp. (g)	315	37,098
NAVER Corp.	77	8,394
Nexon Co. Ltd. (b)	868	13,604
TE Connectivity Ltd.	472	38,090
		204,147
Materials 5.8%
Alcoa Corp. (b) (g)	127	3,565
Glencore Plc	6,548	27,147
HeidelbergCement AG	429	30,926
LafargeHolcim Ltd.	771	38,186
		99,824
Utilities 0.5%
PG&E Corp. (b)	491	8,738
Total Common Stocks (cost $1,092,603)		1,128,534
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.8%
Porsche Automobil Holding SE (h)	211	13,220
Total Preferred Stocks (cost $12,471)		13,220
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.2%
Allegro CLO VII Ltd.
Series 2018-A-1A, 3.89%, (3M USD LIBOR + 1.10%), 06/13/31 (i) (j)	1,000	985
Assurant CLO III Ltd.
Series 2018-A-2A, 3.99%, (3M USD LIBOR + 1.23%), 10/20/31 (i) (j)	1,000	991
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.53%, (1M USD LIBOR + 3.05%), 12/16/19 (i) (j)	949	953
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 3.49%, 01/15/22 (j)	711	711
	Shares/Par[1]	Value ($)
Bank of America Merrill Lynch Commercial Mortgage Trust
Interest Only, Series 2017-XA, REMIC, 0.87%, 07/16/60 (i)	15,349	805
BBCMS Mortgage Trust
Series 2018-A-TALL, REMIC, 3.21%, (1M USD LIBOR + 0.72%), 03/16/20 (i) (j)	711	704
BBCMS Trust
Series 2017-C-DELC, REMIC, 3.68%, (1M USD LIBOR + 1.20%), 08/15/19 (i) (j)	194	193
Series 2017-D-DELC, REMIC, 4.18%, (1M USD LIBOR + 1.70%), 08/15/19 (i) (j)	221	220
Series 2017-E-DELC, REMIC, 4.98%, (1M USD LIBOR + 2.50%), 08/15/19 (i) (j)	445	441
Series 2017-F-DELC, REMIC, 5.98%, (1M USD LIBOR + 3.50%), 08/15/19 (i) (j)	444	440
Series 2018-A-BXH, REMIC, 3.48%, (1M USD LIBOR + 1.00%), 10/15/20 (i) (j)	248	247
Series 2014-E-BXO, REMIC, 6.23%, (1M USD LIBOR + 3.75%), 08/15/27 (i) (j)	1,094	1,094
Interest Only, Series 2017-XA-C1, REMIC, 1.51%, 02/15/50 (i)	9,937	886
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 4.03%, 07/25/36 (i)	6,346	6,125
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 4.01%, (3M USD LIBOR + 1.25%), 07/20/29 (i) (j)	1,000	1,000
BSPRT Ltd.
Series 2017-AS-FL2, 3.58%, (1M USD LIBOR + 1.10%), 10/16/34 (i) (j)	114	113
Series 2017-B-FL2, 3.88%, (1M USD LIBOR + 1.40%), 10/16/34 (i) (j)	131	131
BX Trust
Series 2017-D-SLCT, 4.53%, (1M USD LIBOR + 2.05%), 07/15/19 (i) (j)	306	306
Series 2017-E-SLCT, 5.63%, (1M USD LIBOR + 3.15%), 07/15/19 (i) (j)	518	520
Series 2018-A-GW, 3.28%, (1M USD LIBOR + 0.80%), 05/15/20 (i) (j)	100	99
Series 2018-D-GW, 4.25%, (1M USD LIBOR + 1.77%), 05/15/20 (i) (j)	100	100
Series 2018-A-IND, 3.23%, (1M USD LIBOR + 0.75%), 10/15/20 (i) (j)	753	751
Series 2018-F-MCSF, REMIC, 5.13%, (1M USD LIBOR + 2.65%), 04/15/20 (e) (f) (i)	910	902
Series 2018-A-EXCL, REMIC, 3.57%, (1M USD LIBOR + 1.09%), 09/15/20 (i) (j)	234	234
CAMB Commercial Mortgage Trust
Series 2019-A-LIFE, REMIC, 3.55%, (1M USD LIBOR + 1.07%), 12/15/25 (i) (j)	734	735
Carbone CLO Ltd.
Series 2017-A1-1A, 3.92%, (3M USD LIBOR + 1.14%), 01/21/31 (i) (j)	1,000	990
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 0.95%, 06/15/50 (i)	4,001	266
Interest Only, Series 2017-XA-C8, 1.66%, 06/15/50 (i)	10,966	1,036
CFIP CLO Ltd.
Series 2013-AR-1A, 4.10%, (3M USD LIBOR + 1.34%), 04/20/29 (i) (j)	1,000	1,000
Series 2014-AR-1A, 4.12%, (3M USD LIBOR + 1.32%), 07/13/29 (i) (j)	1,000	1,000
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 4.34%, (1M USD LIBOR + 1.85%), 11/15/31 (i) (j)	138	138
CHT Mortgage Trust
Series 2017-F-CSMO, REMIC, 6.22%, (1M USD LIBOR + 3.74%), 11/15/19 (e) (f) (i)	331	332
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.29%, 02/10/49 (i)	3,158	215
Citigroup Mortgage Loan Trust Inc.
Series 2018-A1-C, 4.13%, 03/25/59 (j)	2,947	2,963
Series 2007-1A1A-AR8, REMIC, 4.04%, 08/25/37 (i)	1,810	1,735

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CLNS Trust
Series 2017-D-IKPR, 4.54%, (1M USD LIBOR + 2.05%), 06/13/19 (i) (j)	654	655
Series 2017-E-IKPR, 5.99%, (1M USD LIBOR + 3.50%), 06/13/19 (i) (j)	654	656
Cloverleaf Cold Storage Trust
Series 2019-A-CHL2, 3.56%, (1M USD LIBOR + 1.08%), 03/15/21 (i) (j)	712	712
Cold Storage Trust
Series 2017-A-ICE3, 3.48%, (1M USD LIBOR + 1.00%), 04/15/24 (i) (j)	711	711
Series 2017-C-ICE3, 3.83%, (1M USD LIBOR + 1.35%), 04/15/24 (i) (j)	661	661
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 4.83%, (1M USD LIBOR + 2.35%), 12/19/33 (i) (j)	624	623
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (i) (j)	1,256	1,238
COMM Mortgage Trust
Interest Only, Series 2013-XA-LC6, REMIC, 1.36%, 01/12/23 (i)	12,983	546
Series 2014-C-FL5, REMIC, 3.88%, (1M USD LIBOR + 2.15%), 10/15/31 (i) (j)	925	921
Interest Only, Series 2013-XA-CR9, REMIC, 0.12%, 07/10/45 (i)	63,733	231
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.32%, 04/12/27 (i)	5,254	401
Consumer Loan Underlying Bond Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25 (j)	884	884
Credit Suisse Mortgage Trust
Series 2017-C-LSTK, REMIC, 3.23%, 04/07/21 (j)	310	308
Series 2017-D-LSTK, REMIC, 3.33%, 04/07/21 (i) (j)	369	365
Series 2017-E-LSTK, REMIC, 3.33%, 04/07/21 (e) (f) (i)	340	334
Interest Only, Series 2017-XB-LSTK, REMIC, 0.21%, 04/05/33 (i) (j)	1,967	5
Interest Only, Series 2017-XA-LSTK, REMIC, 0.57%, 04/05/33 (i) (j)	5,407	36
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 0.89%, 08/17/27 (i)	18,773	793
CSMC Trust
Series 2017-D-CHOP, REMIC, 4.38%, (1M USD LIBOR + 1.90%), 06/17/19 (i) (j)	986	987
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (j)	4,830	4,792
CVP CLO Ltd.
Series 2017-A-1A, 4.10%, (3M USD LIBOR + 1.34%), 07/20/30 (i) (j)	1,000	1,000
Series 2017-A-2A, 3.95%, (3M USD LIBOR + 1.19%), 01/20/31 (i) (j)	1,000	992
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (j)	2,716	2,702
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 7.54%, (1M USD LIBOR + 5.05%), 07/25/23 (e) (f) (i)	508	537
GCAT LLC
Series 2018-A1-2, 4.09%, 06/25/21 (j) (k)	3,560	3,528
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (i) (j)	1,087	1,088
GPMT Ltd.
Series 2018-A-FL1, 3.39%, (1M USD LIBOR + 0.90%), 11/19/35 (i) (j)	684	683
Great Wolf Trust
Series 2017-D-WOLF, 4.73%, (1M USD LIBOR + 2.10%), 09/16/19 (i) (j)	302	302
Series 2017-E-WOLF, 5.73%, (1M USD LIBOR + 3.10%), 09/16/19 (i) (j)	468	469
Series 2017-F-WOLF, 6.70%, (1M USD LIBOR + 4.07%), 09/16/19 (i) (j)	249	250
Greywolf CLO VII Ltd.
Series 2018-A1-7A, 3.74%, (3M USD LIBOR + 1.18%), 10/20/31 (i) (j)	1,000	992
	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp. II
Interest Only, Series 2017-XA-GS8, 0.98%, 11/10/50 (i)	12,567	811
GS Mortgage Securities Trust
Series 2017-E-500K, 3.98%, (1M USD LIBOR + 1.50%), 07/15/19 (i) (j)	462	461
Series 2017-F-500K, 4.28%, (1M USD LIBOR + 1.80%), 07/15/19 (i) (j)	317	317
Interest Only, Series 2016-XA-GS3, 1.26%, 10/10/49 (i)	9,290	643
Interest Only, Series 2013-XA-GC10, REMIC, 1.52%, 02/10/46 (i)	12,450	602
Interest Only, Series 2016-XA-GS2, REMIC, 1.66%, 05/10/49 (i)	13,919	1,151
Series 2018-E-FBLU, REMIC, 5.23%, 11/16/20 (j)	445	445
Series 2018-A-TWR, REMIC, 3.38%, (1M USD LIBOR + 0.90%), 07/15/21 (i) (j)	800	799
Series 2018-D-TWR, REMIC, 4.08%, (1M USD LIBOR + 1.60%), 07/15/21 (i) (j)	800	798
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.48%, (3M USD LIBOR + 0.69%), 07/15/26 (i) (j)	2,152	2,144
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.69%, 05/15/26 (i)	18,399	1,378
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-C-MAUI, REMIC, 3.74%, (1M USD LIBOR + 1.25%), 07/15/19 (i) (j)	254	254
Series 2017-D-MAUI, REMIC, 4.44%, (1M USD LIBOR + 1.95%), 07/15/19 (i) (j)	238	238
Series 2017-E-MAUI, REMIC, 5.44%, (1M USD LIBOR + 2.95%), 07/15/19 (i) (j)	211	211
Series 2017-F-MAUI, REMIC, 6.24%, (1M USD LIBOR + 3.75%), 07/15/19 (e) (f) (i)	297	297
Series 2018-EFL-WPT, REMIC, 5.08%, (1M USD LIBOR + 2.60%), 07/07/23 (i) (j)	788	787
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,055
Kingsland VIII Ltd.
Series 2018-A-8A, 3.88%, (3M USD LIBOR + 1.12%), 04/21/31 (i) (j)	1,000	989
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/18/19 (e) (f) (i)	1,018	1,014
LCM XIX LP
Series 2019-AR-R, 0.00%, (3M USD LIBOR + 1.24%), 07/15/27 (i) (j)	1,500	1,498
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (j) (k)	9,465	9,452
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (j)	4,000	3,968
Marble Point CLO XI Ltd.
Series 2017-A-2A, 3.96%, (3M USD LIBOR + 1.18%), 12/18/30 (i) (j)	1,000	990
Midocean Credit CLO VII
Series 2017-A1-7A, 4.11%, (3M USD LIBOR + 1.32%), 07/16/29 (i) (j)	4,000	4,000
Milos CLO Ltd.
Series 2017-A-1A, 4.01%, (3M USD LIBOR + 1.25%), 10/20/30 (i) (j)	4,000	3,998
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/17/46 (j)	24,593	751
Ocean Trails CLO V
Series 2014-ARR-5A, 4.08%, (3M USD LIBOR + 1.28%), 10/13/31 (i) (j)	1,000	988
Octagon Investment Partners XXVII Ltd.
Series 2016-D-R-27R, 5.74%, (3M USD LIBOR + 2.95%), 07/15/30 (i) (j)	1,000	952
OFSI Fund V Ltd.
Series 2018-A-1A, 3.94%, (3M USD LIBOR + 1.15%), 07/15/31 (i) (j)	1,500	1,485
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-A1R-1A, 3.51%, (3M USD LIBOR + 1.20%), 08/25/31 (i) (j)	1,500	1,484

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 07/28/21 (j) (k)	2,414	2,414
PRPM LLC
Series 2017-2, 3.47%, 09/25/20 (j) (k)	5,322	5,305
RAIT Financial Trust
Series 2017-AS-FL7, 3.78%, (1M USD LIBOR + 1.30%), 06/15/37 (i) (j)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (i) (j)	5,307	5,324
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (i) (j)	3,002	3,072
Ready Capital Mortgage Trust
Series 2019-A-5, 3.78%, 10/25/26 (j)	525	531
Rockford Tower CLO Ltd.
Series 2017-A-2A, 4.06%, (3M USD LIBOR + 1.27%), 10/15/29 (i) (j)	2,000	2,000
Rosslyn Portfolio Trust
Series 2017-B-ROSS, 3.73%, (1M USD LIBOR + 1.25%), 06/15/20 (i) (j)	493	491
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (j)	1,056	1,063
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.00%, 10/13/48 (i)	7,551	746
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 2.90%, (3M USD LIBOR + 0.29%), 06/15/39 (i)	405	394
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (j)	303	302
Series 2017-A1-6, 2.20%, 02/25/20 (j)	463	462
Series 2016-A-3, 3.05%, 05/25/21 (j)	503	504
Series 2017-A2-6, 2.82%, 02/25/22 (j)	2,500	2,488
Series 2017-A-3, 2.77%, 03/25/22 (j)	784	783
Series 2017-A2-5, 2.78%, 04/25/22 (j)	1,000	997
Series 2017-A-1, 3.28%, 01/26/26 (j)	941	945
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (j)	456	455
Series 2018-A1-2, 2.93%, 06/25/20 (j)	852	851
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 11/25/23 (j)	2,076	2,073
Steele Creek CLO Ltd.
Series 2015-AR-1A, 3.90%, (3M USD LIBOR + 1.26%), 05/21/29 (i) (j)	2,387	2,385
Series 2016-1A, 3.73%, (3M USD LIBOR + 1.12%), 06/15/31 (i) (j)	1,000	987
Series 2018-A-2A, 3.88%, (3M USD LIBOR + 1.20%), 08/18/31 (i) (j)	500	495
Series 2019-B-1A, 0.00%, (3M USD LIBOR + 2.20%), 04/15/32 (i) (j)	1,000	1,000
STWD Mortgage Trust
Series 2018-A-URB, 3.48%, (1M USD LIBOR + 1.00%), 05/17/21 (i) (j)	1,489	1,490
TCI-Cent CLO Ltd.
Series 2016-A2-1A, 4.96%, (3M USD LIBOR + 2.20%), 12/21/29 (i) (j)	1,500	1,500
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (j)	2,066	2,077
THL Credit Wind River CLO Ltd.
Series 2014-AR-2A, 3.93%, (3M USD LIBOR + 1.14%), 01/15/31 (i) (j)	2,000	1,981
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL1, 3.23%, (1M USD LIBOR + 0.75%), 10/15/19 (i) (j)	422	421
Series 2018-AS-FL1, 3.43%, (1M USD LIBOR + 0.95%), 11/15/19 (i) (j)	1,615	1,609
Series 2018-B-FL1, 3.78%, (1M USD LIBOR + 1.30%), 02/15/20 (i) (j)	680	677
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.07%, 05/12/45 (i) (j)	7,669	390
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.61%, (3M USD LIBOR + 0.82%), 04/15/27 (i) (j)	2,000	1,990
Venture XXIX CDO Ltd.
Series 2017-A-29A, 3.96%, (3M USD LIBOR + 1.28%), 09/09/30 (i) (j)	2,000	2,000
	Shares/Par[1]	Value ($)
Verde CLO Ltd.
Series 2019-A-1A, 0.00%, (3M USD LIBOR + 1.35%), 04/15/32 (i) (j)	1,000	999
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (j) (k)	2,000	2,000
Vibrant CLO Ltd.
Series 2018-A1-10A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (i) (j)	1,000	992
VMC Finance LLC
Series 2018-A-FL2, 3.40%, (1M USD LIBOR + 0.95%), 05/15/21 (i) (j)	922	920
VOLT LXX LLC
Series 2018-A1A-NPL6, 4.11%, 09/27/21 (j)	3,632	3,631
Wellfleet CLO Ltd.
Series 2018-A1-2A, 3.64%, (3M USD LIBOR + 1.20%), 10/20/31 (i) (j)	1,500	1,484
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2018-XA-C46, REMIC, 0.95%, 08/17/51 (i)	14,485	892
Interest Only, Series 2015-XA-LC22, REMIC, 0.86%, 09/17/58 (i)	17,091	718
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (j)	3,813	3,805
Series 2017-C-2A, 2.59%, 12/15/22 (j)	5,000	4,979
Total Non-U.S. Government Agency Asset-Backed Securities (cost $172,193)		172,559
CORPORATE BONDS AND NOTES 6.9%
Communication Services 0.5%
AT&T Inc.
2.80%, 02/17/21	1,015	1,016
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,200	1,239
CCO Holdings LLC
5.75%, 02/15/26 (j)	265	278
5.00%, 02/01/28 (j)	145	143
Cengage Learning Inc.
9.50%, 06/15/24 (j)	120	100
Cincinnati Bell Inc.
7.00%, 07/15/24 (j)	125	115
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (j)	75	79
Comcast Corp.
3.45%, 10/01/21	475	484
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	200	208
CSC Holdings LLC
5.25%, 06/01/24	320	325
Digicel Group Two Ltd.
8.25%, 09/30/22 (j)	600	204
DISH DBS Corp.
5.88%, 11/15/24	55	46
Embarq Corp.
8.00%, 06/01/36	135	131
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24	300	307
Frontier Communications Corp.
8.50%, 04/15/20	30	29
8.50%, 04/01/26 (j)	75	70
8.00%, 04/01/27 (j)	65	67
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	600	609
Gray Escrow Inc.
7.00%, 05/15/27 (j)	80	85
Greeneden U.S. Holdings II LLC
10.00%, 11/30/24 (j)	230	251
GTT Communications Inc.
7.88%, 12/31/24 (j)	145	127
Intelsat Jackson Holdings SA
5.50%, 08/01/23	55	49
8.50%, 10/15/24 (j)	105	102
Iridium Communications Inc.
10.25%, 04/15/23 (j)	155	170
Live Nation Entertainment Inc.
5.63%, 03/15/26 (j)	175	180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Match Group Inc.
5.00%, 12/15/27 (j)	150	151
Millicom International Cellular SA
6.00%, 03/15/25	200	205
Netflix Inc.
5.88%, 02/15/25	55	60
Sirius XM Radio Inc.
5.38%, 07/15/26 (j)	125	128
Sprint Capital Corp.
6.88%, 11/15/28	230	221
Sprint Corp.
7.13%, 06/15/24	235	238
Telesat Canada
8.88%, 11/15/24 (j)	125	136
T-Mobile USA Inc.
4.50%, 02/01/26	210	210
Uber Technologies Inc.
8.00%, 11/01/26 (j)	115	122
Univision Communications Inc.
5.13%, 05/15/23 (j)	30	29
Verizon Communications Inc.
3.78%, (3M USD LIBOR + 1.10%), 05/15/25 (i)	505	506
		8,420
Consumer Discretionary 0.3%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25 (j)	261	258
American Axle & Manufacturing Inc.
6.25%, 03/15/26	80	77
Aramark Services Inc.
5.00%, 04/01/25 - 02/01/28 (j)	348	351
Argos Merger Sub Inc.
7.13%, 03/15/23 (j)	85	63
Boyne USA Inc.
7.25%, 05/01/25 (j)	200	214
Constellation Merger Sub Inc.
8.50%, 09/15/25 (j)	80	73
CRC Escrow Issuer LLC
5.25%, 10/15/25 (j)	120	116
eBay Inc.
2.75%, 01/30/23	490	484
El Puerto de Liverpool SAB de CV
3.95%, 10/02/24	300	293
Eldorado Resorts Inc.
6.00%, 04/01/25	100	101
Frontdoor Inc.
6.75%, 08/15/26 (j)	125	128
Golden Nugget Inc.
6.75%, 10/15/24 (j)	205	206
Gray Television Inc.
5.13%, 10/15/24 (j)	55	55
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	280	280
IRB Holding Corp.
6.75%, 02/15/26 (j)	135	127
Jeld-Wen Inc.
4.63%, 12/15/25 (j)	165	157
LTF Merger Sub Inc.
8.50%, 06/15/23 (j)	200	206
Marriott International Inc.
6.50%, 09/15/26 (j)	115	121
MGM Resorts International
5.75%, 06/15/25	65	67
NCL Corp. Ltd.
4.75%, 12/15/21 (j)	105	106
NVA Holdings Inc.
6.88%, 04/01/26 (j)	50	50
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (j)	80	82
8.50%, 05/15/27 (j)	40	40
Penn National Gaming Inc.
5.63%, 01/15/27 (j)	125	122
PetSmart Inc.
5.88%, 06/01/25 (j)	40	34
	Shares/Par[1]	Value ($)
S.A.C.I. Falabella
3.75%, 04/30/23	400	401
Scientific Games International Inc.
5.00%, 10/15/25 (j)	105	103
8.25%, 03/15/26 (j)	105	107
ServiceMaster Co. LLC
5.13%, 11/15/24 (j)	115	116
Six Flags Entertainment Corp.
4.88%, 07/31/24 (j)	130	128
Stars Group Holdings BV
7.00%, 07/15/26 (j)	130	136
Tempur Sealy International Inc.
5.50%, 06/15/26	177	177
Viking Cruises Ltd.
5.88%, 09/15/27 (j)	195	190
William Carter Co.
5.63%, 03/15/27 (j)	100	103
		5,272
Consumer Staples 0.4%
Albertsons Cos. LLC
5.75%, 03/15/25	95	90
7.50%, 03/15/26 (j)	55	57
Altria Group Inc.
3.49%, 02/14/22	500	508
B&G Foods Inc.
5.25%, 04/01/25	165	159
BAT Capital Corp.
2.30%, 08/14/20	930	921
Cott Holdings Inc.
5.50%, 04/01/25 (j)	140	141
Energizer Holdings Inc.
7.75%, 01/15/27 (j)	70	75
ESAL GmbH
6.25%, 02/05/23	600	609
General Mills Inc.
3.15%, 12/15/21	525	529
Grupo Bimbo SAB de CV
5.95%, (callable at 100 beginning 04/17/23) (l)	400	409
JBS USA Lux SA
6.75%, 02/15/28 (j)	189	196
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (j)	60	52
Marfrig Holdings Europe BV
8.00%, 06/08/23	900	927
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (j)	60	52
Mondelez International Inc.
3.00%, 05/07/20	970	972
Pilgrim's Pride Corp.
5.75%, 03/15/25 (j)	190	192
Post Holdings Inc.
5.50%, 03/01/25 (j)	205	207
Reynolds American Inc.
3.25%, 06/12/20	98	98
		6,194
Energy 0.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (j)	190	193
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,000	1,033
BP Capital Markets Plc
1.68%, 05/03/19	995	994
2.32%, 02/13/20	125	124
Calfrac Holdings LP
8.50%, 06/15/26 (j)	60	46
Cheniere Energy Partners LP
5.25%, 10/01/25	165	169
5.63%, 10/01/26 (j)	150	154
CNX Midstream Partners LP
6.50%, 03/15/26 (j)	177	171
CSI Compressco LP
7.50%, 04/01/25 (j)	155	149
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (j)	1,120	1,134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (j)	400	407
Ecopetrol SA
5.88%, 09/18/23	100	109
EQT Corp.
2.50%, 10/01/20	1,020	1,007
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (j)	65	53
Exterran Energy Solutions LP
8.13%, 05/01/25	50	51
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (j)	40	31
Foresight Energy LLC
11.50%, 04/01/23 (j)	145	119
FTS International Inc.
6.25%, 05/01/22	70	68
Gulfport Energy Corp.
6.38%, 05/15/25	105	95
Hess Infrastructure Partners LP
5.63%, 02/15/26 (j)	293	298
Hilcorp Energy I LP
6.25%, 11/01/28 (j)	140	140
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,000	1,048
Indigo Natural Resources LLC
6.88%, 02/15/26 (j)	95	84
Kinder Morgan Inc.
3.05%, 12/01/19	992	992
MEG Energy Corp.
7.00%, 03/31/24 (j)	60	56
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (j)	60	55
Nabors Industries Inc.
5.75%, 02/01/25	75	67
Oasis Petroleum Inc.
6.88%, 03/15/22	70	71
Oleoducto Central SA
4.00%, 05/07/21	800	807
ONGC Videsh Ltd.
3.75%, 05/07/23	400	401
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	400	393
Par Petroleum LLC
7.75%, 12/15/25 (j)	120	111
Parsley Energy LLC
5.63%, 10/15/27 (j)	135	134
Peabody Energy Corp.
6.00%, 03/31/22 (j)	230	231
QEP Resources Inc.
5.25%, 05/01/23	125	118
Reliance Holding USA Inc.
5.40%, 02/14/22	650	681
Schlumberger Holdings Corp.
3.75%, 05/01/24 (j)	540	552
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (j)	600	597
Sunoco LP
5.50%, 02/15/26	95	94
6.00%, 04/15/27 (j)	75	75
Tapstone Energy LLC
9.75%, 06/01/22 (j)	55	40
Targa Resource Corp.
6.50%, 07/15/27 (j)	40	43
Targa Resources Partners LP
5.88%, 04/15/26 (j)	130	138
Tecila SA
8.50%, 03/23/21	600	606
TerraForm Power Operating LLC
4.25%, 01/31/23 (j)	165	163
Transocean Guardian Ltd.
5.88%, 01/15/24 (j)	61	63
Transocean Inc.
7.25%, 11/01/25 (j)	65	64
Transocean Poseidon Ltd.
6.88%, 02/01/27 (j)	120	125
	Shares/Par[1]	Value ($)
Transocean Proteus Ltd.
6.25%, 12/01/24 (j)	88	90
Vine Oil & Gas LP
8.75%, 04/15/23 (j)	65	52
Weatherford International Ltd.
9.88%, 02/15/24	60	43
Whiting Petroleum Corp.
6.63%, 01/15/26	195	192
		14,731
Financials 2.9%
Acrisure LLC
8.13%, 02/15/24 (j)	100	104
AerCap Ireland Capital DAC
4.63%, 10/30/20	1,000	1,022
Agromercantil Senior Trust
6.25%, 04/10/19	525	525
American Express Co.
3.29%, (3M USD LIBOR + 0.65%), 02/27/23 (i)	485	484
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (j)	200	200
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (j)	79	35
AssuredPartners Inc.
7.00%, 08/15/25 (j)	170	158
Banco BTG Pactual SA
5.75%, 09/28/22	400	400
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	150	153
Banco do Brasil SA
4.75%, 03/20/24 (j)	300	301
Banco Inbursa
4.13%, 06/06/24	300	297
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23	300	298
Banco Mercantil del Norte SA
6.88%, (callable at 100 begininng 07/06/22) (l)	1,000	995
Banco Nacional de Comercio Exterior SNC
3.80%, 08/11/26 (i)	400	391
Banco Santander SA
5.95%, 10/01/28 (j)	600	615
Banistmo SA
3.65%, 09/19/22	500	494
3.65%, 09/19/22 (j)	200	198
Bank of America Corp.
3.39%, (3M USD LIBOR + 0.79%), 03/05/24 (i)	1,020	1,015
Barclays Bank Plc
2.65%, 01/11/21	1,165	1,156
BBVA Bancomer SA
6.75%, 09/30/22	850	918
BDO Unibank Inc.
2.95%, 03/06/23	1,050	1,034
Braskem Finance Ltd.
3.50%, 01/10/23	1,200	1,173
C&W Senior Financing DAC
7.50%, 10/15/26	200	206
Camelot Finance SA
7.88%, 10/15/24 (j)	165	174
Capital One Financial Corp.
2.40%, 10/30/20 (e)	1,015	1,009
CFX Escrow Corp.
6.00%, 02/15/24 (j)	35	36
6.38%, 02/15/26 (j)	130	138
Citigroup Inc.
2.75%, 04/25/22	500	498
3.65%, (3M USD LIBOR + 1.02%), 06/01/24 (i)	510	510
CK Hutchison Capital Securities 17 Ltd.
4.00%, (callable at 100 beginning 05/15/22) (l)	486	481
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	396
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,021
Commonwealth Bank of Australia
2.25%, 03/10/20 (j)	530	529
2.05%, 09/18/20 (j)	480	475

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CommScope Finance LLC
5.50%, 03/01/24 (j)	135	138
6.00%, 03/01/26 (j)	30	31
Credit Acceptance Corp.
6.63%, 03/15/26 (j)	130	132
Credit Suisse Group AG
3.84%, (3M USD LIBOR + 1.24%), 06/12/24 (i) (j)	590	589
Credito Real SAB de CV SOFOM ER
7.25%, 07/20/23	200	205
Daimler Finance North America LLC
2.30%, 02/12/21 (j)	490	484
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (j)	130	130
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (l)	1,300	1,281
ENA Norte Trust
4.95%, 04/25/23	582	596
Ford Motor Credit Co. LLC
3.92%, (3M USD LIBOR + 1.24%), 02/15/23 (i)	920	869
General Motors Financial Co. Inc.
2.65%, 04/13/20	410	408
3.20%, 07/06/21	355	353
Global Bank Corp.
4.50%, 10/20/21	800	807
4.50%, 10/20/21 (j)	200	202
Goldman Sachs Bank USA
3.20%, 06/05/20	530	532
Goldman Sachs Group Inc.
2.30%, 12/13/19	455	453
Grupo Aval Ltd.
4.75%, 09/26/22	700	707
Guanay Finance Ltd.
6.00%, 12/15/20	500	506
GW Honos Security Corp.
8.75%, 05/15/25 (j)	125	119
Hexion US Finance Corp.
6.63%, 04/15/20	70	58
HSBC Holdings Plc
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (i)	595	590
Icahn Enterprises LP
6.25%, 02/01/22	110	113
6.38%, 12/15/25	140	143
Industrial Senior Trust
5.50%, 11/01/22	100	101
Itau Unibanco Holding SA
6.13%, (callable at 100 beginning 12/12/22) (j) (l)	200	196
JPMorgan Chase & Co.
3.21%, 04/01/23	690	693
Level 3 Financing Inc.
5.38%, 01/15/24	175	178
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (j)	145	152
Malayan Banking Bhd
3.91%, 10/29/26 (i)	800	801
Marsh & McLennan Companies Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (i)	450	451
Mitsubishi UFJ Financial Group Inc.
3.62%, (3M USD LIBOR + 0.86%), 07/26/23 (i)	1,005	1,008
Mizuho Financial Group Inc.
3.39%, (3M USD LIBOR + 0.79%), 03/05/23 (i)	1,135	1,134
Morgan Stanley
3.69%, (3M USD LIBOR + 0.93%), 07/22/22 (i)	1,010	1,015
Multibank Inc.
4.38%, 11/09/22	700	700
National Financial Partners Corp.
6.88%, 07/15/25 (j)	200	191
Navient Corp.
6.50%, 06/15/22	165	172
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (m)	1,825	1,606
PNC Funding Corp.
4.38%, 08/11/20	980	1,003
Prudential Financial Inc.
7.38%, 06/15/19	980	990
	Shares/Par[1]	Value ($)
Resideo Funding Inc.
6.13%, 11/01/26 (j)	125	129
Royal Bank of Scotland Group Plc
4.15%, (3M USD LIBOR + 1.55%), 06/25/24 (i)	580	576
Santander UK Plc
2.50%, 01/05/21	1,165	1,156
Solera LLC
10.50%, 03/01/24 (j)	45	49
SPARC EM Ltd.
0.00%, 12/05/22 (m)	598	552
0.00%, 12/05/22 (j) (m)	683	631
Springleaf Finance Corp.
7.13%, 03/15/26	123	125
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,020	1,002
Synchrony Financial
3.75%, 08/15/21	550	556
Tervita Escrow Corp.
7.63%, 12/01/21 (j)	190	189
Toronto-Dominion Bank
3.25%, 06/11/21	990	1,002
Trident TPI Holdings Inc.
6.63%, 11/01/25 (j)	80	75
UBS Group AG
2.45%, 12/01/20 (j)	540	537
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/23	600	607
Union Bank of the Philippines
3.37%, 11/29/22	500	500
United Overseas Bank Ltd.
3.50%, 09/16/26 (i)	500	500
2.88%, 03/08/27 (i)	200	196
USA Compression Partners LP
6.88%, 04/01/26	130	133
6.88%, 09/01/27 (j)	65	66
Volkswagen Group of America Finance LLC
4.00%, 11/12/21 (j)	545	555
VTR Finance BV
6.88%, 01/15/24	359	368
Wand Merger Corp.
8.13%, 07/15/23 (j)	115	118
Wayne Merger Sub LLC
8.25%, 08/01/23 (j)	195	200
Wells Fargo Bank NA
2.60%, 01/15/21	1,115	1,111
Westpac Banking Corp.
1.60%, 08/19/19	130	130
2.65%, 01/25/21	815	813
		49,152
Health Care 0.7%
AbbVie Inc.
3.38%, 11/14/21	555	562
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (j)	80	68
Amgen Inc.
2.20%, 05/11/20	1,010	1,005
Anthem Inc.
2.50%, 11/21/20	1,015	1,010
AstraZeneca Plc
2.38%, 11/16/20	1,020	1,014
Avantor Inc.
9.00%, 10/01/25 (j)	175	190
Bausch Health Cos. Inc.
5.75%, 08/15/27 (j)	25	26
Cardinal Health Inc.
1.95%, 06/14/19	1,020	1,019
Celgene Corp.
2.88%, 08/15/20	545	545
Centene Corp.
4.75%, 01/15/25	133	136
Centene Escrow I Corp.
5.38%, 06/01/26 (j)	140	146
CVS Health Corp.
2.80%, 07/20/20	1,020	1,019

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (j)	10	9
GlaxoSmithKline Capital Plc
3.13%, 05/14/21	220	222
2.88%, 06/01/22	840	845
Halfmoon Parent Inc.
3.40%, 09/17/21 (j)	500	505
HCA Inc.
5.38%, 09/01/26	325	342
5.88%, 02/01/29	15	16
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (j)	145	145
Polaris Intermediate Corp.
8.50%, 12/01/22 (j) (n)	50	50
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (j)	35	37
Select Medical Corp.
6.38%, 06/01/21	230	231
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (j)	410	420
Tenet Healthcare Corp.
7.00%, 08/01/25	100	101
6.25%, 02/01/27 (j)	110	114
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	1,000	1,016
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (j)	70	74
8.50%, 01/31/27 (j)	240	255
Verscend Escrow Corp.
9.75%, 08/15/26 (j)	137	137
WellCare Health Plans Inc.
5.25%, 04/01/25	125	130
5.38%, 08/15/26 (j)	120	126
		11,515
Industrials 0.4%
AECOM
5.13%, 03/15/27	370	358
Allison Transmission Inc.
5.00%, 10/01/24 (j)	130	130
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (j)	102	104
5.25%, 05/15/24 (j)	200	206
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (j)	200	190
Bombardier Inc.
6.00%, 10/15/22 (j)	75	76
7.88%, 04/15/27 (j)	40	41
Builders FirstSource Inc.
5.63%, 09/01/24 (j)	195	192
Cintas Corp. No. 2
2.90%, 04/01/22	980	984
Delta Air Lines Inc.
3.40%, 04/19/21	470	472
Dun & Bradstreet Corp.
6.88%, 08/15/26 (j)	100	102
FedEx Corp.
3.40%, 01/14/22	445	451
General Electric Co.
2.70%, 10/09/22	515	505
KAR Auction Services Inc.
5.13%, 06/01/25 (j)	145	143
Kratos Defense & Security Solutions Inc.
6.50%, 11/30/25 (j)	85	90
LATAM Finance Ltd.
6.88%, 04/11/24	500	512
Masonite International Corp.
5.63%, 03/15/23 (j)	40	41
5.75%, 09/15/26 (j)	145	147
Northrop Grumman Corp.
2.08%, 10/15/20	1,015	1,006
Prime Security Services Borrower LLC
9.25%, 05/15/23 (j)	181	190
Stevens Holding Co. Inc.
6.13%, 10/01/26 (j)	115	119
	Shares/Par[1]	Value ($)
Tempo Acquisition LLC
6.75%, 06/01/25 (j)	195	197
TransDigm Inc.
6.25%, 03/15/26 (j)	110	114
6.38%, 06/15/26	80	79
Triumph Group Inc.
7.75%, 08/15/25	176	168
Union Pacific Corp.
3.20%, 06/08/21	545	552
United Rentals North America Inc.
6.50%, 12/15/26	150	158
Waste Pro USA Inc.
5.50%, 02/15/26 (j)	105	102
		7,429
Information Technology 0.1%
Analog Devices Inc.
2.95%, 01/12/21	555	556
Ascend Learning LLC
6.88%, 08/01/25 (j)	200	199
Banff Merger Sub Inc.
9.75%, 09/01/26 (j)	45	44
CDK Global Inc.
5.88%, 06/15/26	50	52
Ensemble S Merger Sub Inc.
9.00%, 09/30/23 (j)	204	212
Italics Merger Sub Inc.
7.13%, 07/15/23 (j)	250	255
Microchip Technology Inc.
3.92%, 06/01/21 (j)	610	615
Project Homestake Merger Corp.
8.88%, 03/01/23 (j)	65	50
Radiate Holdco LLC
6.88%, 02/15/23 (j)	135	134
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (j)	115	117
8.25%, 11/15/26 (j)	90	89
SS&C Technologies Inc.
5.50%, 09/30/27 (j)	150	152
		2,475
Materials 0.4%
AK Steel Corp.
7.63%, 10/01/21	45	45
6.38%, 10/15/25	45	38
Alcoa Nederland Holding BV
6.13%, 05/15/28 (j)	200	206
Ashland Inc.
4.75%, 08/15/22 (k)	295	303
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	100	103
4.50%, 08/01/24	400	413
Cemex SAB de CV
6.13%, 05/05/25	300	309
7.75%, 04/16/26	400	436
Crown Americas LLC
4.75%, 02/01/26	234	235
DowDuPont Inc.
3.77%, 11/15/20	440	447
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (j)	105	101
Freeport-McMoRan Inc.
4.55%, 11/14/24	900	888
Fresnillo Plc
5.50%, 11/13/23	700	734
Hexion Inc.
10.38%, 02/01/22 (j)	20	17
Inversiones CMPC SA
4.50%, 04/25/22	450	459
Nexa Resources SA
4.63%, 03/28/23	200	203
Schweitzer-Mauduit International Inc.
6.88%, 10/01/26 (j)	95	96
Sherwin-Williams Co.
2.25%, 05/15/20	635	631

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Sociedad Quimica y Minera de Chile SA
3.63%, 04/03/23	200	200
SunCoke Energy Inc.
7.50%, 06/15/25 (j)	175	178
Tecnoglass Inc.
8.20%, 01/31/22	300	316
UPL Corp. Ltd.
3.25%, 10/13/21	400	395
Vedanta Resources Plc
7.13%, 05/31/23	200	196
6.13%, 08/09/24	200	183
		7,132
Real Estate 0.1%
ESH Hospitality Inc.
5.25%, 05/01/25 (j)	225	223
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (j)	110	114
4.50%, 01/15/28	115	108
MPT Operating Partnership LP
5.25%, 08/01/26	290	299
Welltower Inc.
3.63%, 03/15/24	505	514
		1,258
Utilities 0.2%
AES Gener SA
7.13%, 03/26/79 (j)	200	204
Calpine Corp.
5.75%, 01/15/25	55	55
Consolidated Edison Inc.
2.00%, 03/15/20	1,030	1,022
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	250	254
Israel Electric Corp. Ltd.
6.88%, 06/21/23	200	223
5.00%, 11/12/24 (j)	400	421
NextEra Energy Capital Holdings Inc.
3.34%, 09/01/20	565	569
Pampa Energia SA
7.38%, 07/21/23	350	328
PSEG Power LLC
3.85%, 06/01/23	450	461
Superior Plus LP
7.00%, 07/15/26 (j)	180	183
Vistra Operations Co. LLC
5.50%, 09/01/26 (j)	85	88
5.63%, 02/15/27 (j)	185	192
		4,000
Total Corporate Bonds And Notes (cost $117,338)		117,578
SENIOR LOAN INTERESTS 1.3%
Communication Services 0.1%
Cincinnati Bell Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/02/24 (i)	111	110
CSC Holdings LLC
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 01/31/26 (i)	40	39
Term Loan B, 5.59%, (3M LIBOR + 3.00%), 05/07/27 (i)	85	84
Digicel International Finance Ltd.
Term Loan B, 5.88%, (3M LIBOR + 3.25%), 05/27/24 (i)	39	35
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (i)	150	148
Greeneden US Holdings II LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (i) (o)	30	30
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (i)	110	109
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (i)	211	198
	Shares/Par[1]	Value ($)
Meredith Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (i)	96	95
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (i)	56	55
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (e) (i) (o)	168	165
Speedcast International Ltd.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 05/03/25 (e) (i)	99	96
Tribune Media Co.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/27/20 (i)	61	61
Uber Technologies
Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/04/25 (i)	184	184
		1,409
Consumer Discretionary 0.2%
A-L Parent LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (i)	70	69
Allied Universal Holdco LLC
Incremental Term Loan, 6.75%, (3M LIBOR + 4.25%), 07/28/22 (i)	125	121
American Tire Distributors Holdings Inc.
Term Loan, 10.13%, (1M LIBOR + 7.50%), 10/01/21 (i)	74	65
ARAMARK Services Inc.
Term Loan B-3, 0.00%, (3M LIBOR + 1.75%), 03/01/25 (i) (o)	55	55
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (i)	35	34
BJ's Wholesale Club Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/03/24 (i) (o)	165	164
Caesars Entertainment Operating Co.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 04/03/24 (i) (o)	30	29
Cengage Learning Acquisitions Inc.
Term Loan B, 6.74%, (3M LIBOR + 4.25%), 06/07/23 (i)	121	109
ClubCorp Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 08/16/24 (i)	223	210
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (i)	85	82
Delta 2 (LUX) SARL
Term Loan, 4.99%, (3M LIBOR + 2.50%), 02/01/24 (i)	28	27
ESH Hospitality Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (i) (o)	30	30
FrontDoor Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/16/25 (i)	68	67
Getty Images Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 02/13/26 (i)	25	25
GOBP Holdings Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 10/22/25 (i)	112	111
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (i)	104	102
Hilton Worldwide Finance LLC
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 10/25/23 (i) (o)	165	165
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (i) (o)	140	139
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (i)	65	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 03/20/25 (i)	144	141
MGM Growth Properties Operating Partnership LP
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/20/23 (i) (o)	60	59
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (i)	85	76
Playa Resorts Holding BV
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/07/24 (i)	207	199
Rentpath Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 12/17/21 (e) (i)	300	224
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (i)	135	129
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (i)	207	205
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/23/26 (i)	3	3
		2,703
Consumer Staples 0.0%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (i)	20	20
Albertsons LLC
Term Loan B-6, 5.48%, (3M LIBOR + 3.00%), 06/22/23 (i)	109	108
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (i)	70	70
CHG PPC Parent LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/16/25 (i)	50	49
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.80%, (1M LIBOR + 4.00%), 07/22/20 (e) (i)	147	140
KIK Custom Products Inc.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (i)	88	82
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 08/26/22 (e) (i)	55	52
		521
Energy 0.1%
Brazos Delaware II LLC
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 05/16/25 (i)	203	193
Covia Holdings Corp.
Term Loan, 6.16%, (3M LIBOR + 3.75%), 05/17/25 (i)	71	61
EG Group Ltd.
Term Loan B, 6.60%, (3M LIBOR + 4.00%), 02/01/25 (i)	80	78
ExGen Renewables IV LLC
Term Loan B, 5.63%, (1M LIBOR + 3.00%), 11/15/24 (i)	55	52
Gavilan Resources LLC
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 02/24/24 (i)	45	35
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (i) (o)	175	173
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (i)	223	210
Oryx Southern Delaware Holdings LLC
Term Loan, 5.75%, (3M LIBOR + 3.25%), 02/26/25 (i)	183	176
PowerTeam Services LLC
1st Lien Term Loan, 5.85%, (3M LIBOR + 3.25%), 02/28/25 (i)	122	116
	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
Term Loan B, 7.37%, (3M LIBOR + 4.75%), 03/07/26 (i)	45	45
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (i)	204	203
U.S. Silica Co.
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 04/12/25 (i)	47	45
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (i)	115	99
		1,486
Financials 0.1%
Acrisure LLC
Term Loan B, 6.38%, (3M LIBOR + 3.75%), 11/07/23 (i)	40	39
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (i)	182	180
Alera Group Holdings Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 07/26/25 (e) (i)	72	73
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (i)	254	246
Asurion LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (i)	205	203
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (i)	105	106
BCP Renaissance Parent LLC
Term Loan B, 6.24%, (3M LIBOR + 3.50%), 09/20/24 (i)	113	113
Capri Finance LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 10/04/24 (e) (i)	205	201
Duff & Phelps Corp.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/04/24 (i)	141	138
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (i)	20	20
2nd Lien Term Loan, 9.54%, (3M LIBOR + 6.75%), 06/26/26 (i)	25	25
GTCR Valor Cos. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 2.75%), 06/30/23 (i) (o)	235	233
Gulf Finance LLC
Term Loan B, 7.75%, (3M LIBOR + 5.25%), 08/25/23 (i)	158	126
Term Loan B, 7.86%, (3M LIBOR + 5.25%), 08/25/23 (i)	95	75
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (i)	95	92
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/04/25 (i)	88	84
RPI Finance Trust
Term Loan B-6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (i) (o)	60	60
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (i)	65	63
Solera LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (i) (o)	110	109
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (i)	126	125
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (i)	91	89
Travelport Finance Lux SARL
Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (i) (o)	55	53
		2,453

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Health Care 0.2%
Acadia Healthcare Co. Inc.
Term Loan B-4, 5.00%, (3M LIBOR + 2.50%), 02/16/23 (i)	55	54
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (e) (i)	70	70
Auris Luxembourg III SARL
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 07/23/25 (i)	180	180
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (i)	69	69
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (i) (o)	70	69
CHG Healthcare Services Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (i) (o)	50	50
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (i)	33	33
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (i)	58	58
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (i)	68	67
CVS Holdings I LP
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/01/25 (i)	214	207
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/09/25 (e) (i)	191	186
1st Lien Delayed Draw Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/01/25 (e) (i)	35	34
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (i)	374	367
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (i)	127	127
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 06/21/26 (i)	95	97
Iqvia Holdings Inc.
Term Loan B-2, 0.00%, (1M LIBOR + 2.00%), 01/17/25 (i) (o)	90	90
Kindred Healthcare Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 06/21/25 (e) (i)	159	156
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (i)	87	84
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (i)	77	77
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (i)	169	167
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (i)	55	55
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 11/26/25 (i)	104	103
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (i)	223	221
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (i)	115	113
Wink Holdco Inc.
1st Lien Term Loan B, 5.50%, (3M LIBOR + 3.00%), 11/02/24 (e) (i)	97	94
		2,828
Industrials 0.3%
Achilles Acquisition LLC
Term Loan , 6.50%, (3M LIBOR + 4.00%), 10/13/25 (e) (i)	65	64
	Shares/Par[1]	Value ($)
American Airlines Inc.
Incremental Term Loan, 4.48%, (3M LIBOR + 2.00%), 12/14/23 (i)	45	44
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (i)	55	53
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (i)	63	60
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (i)	93	93
Comet Acquisition Inc.
Term Loan, 6.10%, (3M LIBOR + 3.50%), 10/23/25 (i)	30	29
Compass Power Generation LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 12/20/24 (i)	341	341
CPM Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 10/25/25 (e) (i)	30	30
DAE Aviation Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (i) (o)	29	29
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (i) (o)	16	16
EAB Global Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.75%), 08/15/22 (i)	378	368
EXC Holdings III Corp.
1st Lien Term Loan, 6.10%, (1M LIBOR + 3.50%), 11/16/24 (i)	344	342
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (i) (o)	15	15
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (i)	109	108
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (i)	234	231
KAR Auction Services Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.50%), 03/06/23 (i) (o)	35	35
KBR Inc.
Term Loan B, 6.25%, (3M LIBOR + 3.75%), 03/29/25 (e) (i)	243	243
Kenan Advantage Group Inc.
Term Loan, 5.50%, (1M LIBOR + 3.00%), 07/22/22 (i)	123	121
Milacron LLC
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/23/23 (i) (o)	70	68
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 09/23/23 (i)	70	68
Millennium Trust Company LLC
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 02/27/26 (i) (o)	185	182
Monitronics International Inc.
Term Loan B-2, 8.10%, (3M LIBOR + 5.50%), 09/30/22 (i)	38	32
Pike Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/13/25 (i)	89	89
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (i)	207	198
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (i)	90	88
SMG Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/11/25 (i)	273	269
Southern Graphics Inc.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/31/22 (i)	164	139
Term Loan B, 5.83%, (1M LIBOR + 3.25%), 12/31/22 (i)	182	155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Syncreon Global Finance (US) Inc.
Term Loan B, 6.99%, (3M LIBOR + 4.25%), 10/28/20 (i)	219	141
Tempo Acquisition LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 04/20/24 (i) (o)	235	233
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (i)	150	139
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (i)	150	147
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (i)	45	43
Wand NewCo 3 Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 01/22/26 (i)	82	82
WP CPP Holdings LLC
Term Loan, 6.51%, (3M LIBOR + 3.75%), 04/30/25 (i)	140	139
Yak Access LLC
1st Lien Term Loan B, 7.50%, (3M LIBOR + 5.00%), 06/29/25 (e) (i)	39	33
		4,467
Information Technology 0.2%
Access CIG LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/14/25 (i) (o)	12	12
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 02/14/25 (i)	231	227
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (i)	49	47
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (i)	36	35
Ascend Learning LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 06/29/24 (i)	104	101
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (i)	90	89
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (i)	209	205
Bright Bidco BV
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 06/28/24 (i)	37	29
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 06/28/24 (i)	77	59
Colorado Buyer Inc.
Term Loan B, 5.60%, (1M LIBOR + 3.00%), 03/15/24 (i)	297	287
2nd Lien Term Loan, 9.86%, (3M LIBOR + 7.25%), 05/01/25 (i)	50	45
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (i) (o)	140	140
Cvent Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/30/24 (i)	353	345
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (i)	85	84
Dun & Bradstreet Corp.
Term Loan, 7.48%, (6M LIBOR + 5.00%), 02/08/26 (i)	45	44
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (i)	71	70
First Data Corp.
Term Loan, 0.00%, (1M LIBOR + 2.00%), 04/26/24 (i) (o)	140	140
Flexential Intermediate Corp.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 07/24/24 (i)	174	159
	Shares/Par[1]	Value ($)
Flexera Software LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 01/24/25 (i)	262	261
Hyland Software Inc.
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 05/24/25 (i)	65	65
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (i)	94	93
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (i)	90	89
Mitchell International Inc.
2nd Lien Term Loan, 9.75%, (3M LIBOR + 7.25%), 12/01/25 (i)	147	143
MLN US HoldCo LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 07/13/25 (i)	197	193
2nd Lien Term Loan, 11.25%, (3M LIBOR + 8.75%), 07/13/26 (i)	70	68
Plantronics Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 06/01/25 (i)	119	117
Project Alpha Intermediate Holding Inc.
Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (i)	142	138
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (i)	264	256
Renaissance Holding Corp.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 05/21/25 (i)	206	197
Sirius Computer Solutions Inc.
Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/30/22 (i)	119	119
Sophia LP
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/30/22 (i) (o)	54	54
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (i)	87	87
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (i)	128	126
Vertafore Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (i) (o)	30	29
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (i)	164	160
Web.com Group Inc.
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 09/17/26 (c) (i)	55	54
		4,367
Materials 0.1%
Aleris International Inc.
Term Loan, 7.25%, (3M LIBOR + 4.75%), 04/15/23 (i)	184	183
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (i)	281	281
Berry Global Inc.
Term Loan Q, 4.61%, (3M LIBOR + 2.00%), 10/01/22 (i)	15	15
BOYD Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/25 (i)	33	32
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (i)	131	127
Forterra Finance LLC
Term Loan B, 5.50%, (1M LIBOR + 3.00%), 10/25/23 (i)	170	156
GrafTech Finance Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 02/01/25 (i)	209	209
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (i)	250	219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Messer Industries GmbH
Term Loan, 5.10%, (3M LIBOR + 2.50%), 10/10/25 (i)	125	122
Phoenix Services International LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 01/29/25 (i)	84	84
Pro Mach Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 2.75%), 03/07/25 (i)	208	201
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (i)	50	50
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (i)	100	98
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 12/18/25 (i)	33	32
2nd Lien Term Loan, 11.13%, (3M LIBOR + 8.50%), 06/18/26 (e) (i)	50	48
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (i) (o)	85	84
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (i)	56	55
Vantage Specialty Chemicals Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 10/20/24 (i)	32	32
1st Lien Term Loan, 6.13%, (3M LIBOR + 3.50%), 10/20/24 (i)	28	27
		2,055
Real Estate 0.0%
Capital Automotive LP
2nd Lien Term Loan, 8.50%, (3M LIBOR + 6.00%), 03/21/25 (i)	81	81
Forest City Enterprises LP
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 10/24/25 (i)	125	125
		206
Utilities 0.0%
Edgewater Generation LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (i) (o)	15	15
Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/29/25 (i)	120	119
NEP/NCP Holdco Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/05/25 (i)	95	94
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 10/05/26 (i)	20	20
		248
Total Senior Loan Interests (cost $23,435)		22,743
GOVERNMENT AND AGENCY OBLIGATIONS 9.4%
Collateralized Mortgage Obligations 5.8%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	11,227	10,953
Series ME-4181, REMIC, 2.50%, 05/15/32	10,237	10,155
Series AC-3985, REMIC, 2.25%, 12/15/40	774	763
Series FA-4125, REMIC, 2.83%, (1M USD LIBOR + 0.35%), 11/15/42 (i)	11,626	11,557
Federal National Mortgage Association
Series 2012-FK-56, 2.94%, (1M USD LIBOR + 0.45%), 06/25/42 (i)	3,846	3,836
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	12,340	12,368
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,997	2,013
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,316	2,290
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	8,475	8,282
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,139	4,148
Series 2018-FD-31, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 05/25/48 (i)	4,706	4,658
Series 2018-FA-55, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 08/25/48 (i)	4,489	4,455
Series 2018-FA-77, REMIC, 2.79%, (1M USD LIBOR + 0.30%), 10/25/48 (i)	9,274	9,204
Series 2017-FA-96, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 12/25/57 (i)	6,507	6,481
	Shares/Par[1]	Value ($)
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 07/20/34 (i)	5,017	5,015
Series 2010-FL-167, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 12/20/40 (i)	1,610	1,605
		97,783
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (i)	10,007	416
Mortgage-Backed Securities 3.3%
Federal Home Loan Mortgage Corp.
3.50%, 03/01/46	6,582	6,698
Federal National Mortgage Association
3.42%, 01/01/24	458	459
2.00%, 01/25/40	6,798	6,727
3.00%, 01/01/37 - 10/25/42	24,425	24,506
3.50%, 02/01/46 - 04/01/46	18,193	18,334
		56,724
Sovereign 0.1%
Argentina Republic Government International Bond
5.63%, 01/26/22	600	517
Costa Rica Government International Bond
10.00%, 08/01/20	310	324
Dominican Republic International Bond
7.50%, 05/06/21	500	519
		1,360
U.S. Treasury Securities 0.2%
U.S. Treasury Note
1.25%, 01/31/20	1,350	1,337
1.38%, 02/29/20	1,700	1,684
		3,021
Total Government And Agency Obligations (cost $161,365)		159,304
INVESTMENT COMPANIES 2.8%
Altaba Inc. (b)	651	48,267
Total Investment Companies (cost $31,186)		48,267
SHORT TERM INVESTMENTS 7.0%
Investment Companies 4.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (p) (q)	75,491	75,491
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (p) (q)	19,189	19,189
Treasury Securities 1.5%
U.S. Treasury Bill
2.41%, 08/15/19 (r)	6,000	5,946
2.49%, 09/05/19 (r)	17,000	16,825
2.51%, 11/07/19 (r)	2,000	1,972
		24,743
Total Short Term Investments (cost $119,414)		119,423
Total Investments 104.7% (cost $1,730,005)		1,781,628
Total Securities Sold Short (3.6)% (proceeds $66,601)		(61,275)
Other Assets and Liabilities, Net (1.1)%		(19,234)
Total Net Assets 100.0%		1,701,119

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $176,435 and 10.4%, respectively.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (3.6%)
COMMON STOCKS (0.3%)
Communication Services (0.3%)
Tencent Holdings Ltd.	(125)	(5,763)
Total Common Stocks (proceeds $6,003)		(5,763)
PREFERRED STOCKS (0.5%)
Consumer Discretionary (0.5%)
Volkswagen AG (a)	(56)	(8,802)
Total Preferred Stocks (proceeds $8,678)		(8,802)
	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES (2.8%)
SPDR S&P Regional Banking ETF Fund	(745)	(38,267)
Utilities Select Sector SPDR Fund	(145)	(8,443)
Total Investment Companies (proceeds $51,920)		(46,710)
Total Securities Sold Short (3.6%) (proceeds $66,601)		(61,275)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BX Trust, Series 2018-F-MCSF REMIC, 5.13%, 04/15/20	04/09/18	906	902	0.1
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.22%, 11/15/19	12/04/17	331	332	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.33%, 04/07/21	05/05/17	337	334	—
FREMF Mortgage Trust, Series 2016-B-KF22 REMIC, 7.54%, 07/25/23	10/17/16	508	537	—
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-F-MAUI REMIC, 6.24%, 07/15/19	07/25/17	297	297	—
LCCM Mortgage Trust, Series 2014-MRC-PKMD REMIC, 2.86%, 11/18/19	09/27/17	1,019	1,014	0.1
Media Group Holdings LLC	04/23/13	50,938	938	0.1
		54,336	4,354	0.3

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Dental Corp Perfect Smile ULC – 1st Lien Delayed Draw Term Loan	13	—
	13	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 97.9%
Canada 2.0%
Husky Energy Inc. (a) (b)	523	5,191
Wheaton Precious Metals Corp.	498	11,858
		17,049
China 5.7%
Baidu.com - Class A - ADR (a)	69	11,347
China Life Insurance Co. Ltd. - Class H	5,483	14,754
China Mobile Ltd.	1,079	10,983
China Telecom Corp. Ltd. - Class H - ADR	224	12,535
		49,619
Denmark 2.0%
A P Moller - Maersk A/S - Class B (b)	7	8,581
Vestas Wind Systems A/S	106	8,969
		17,550
France 7.3%
BNP Paribas SA	351	16,824
Cie de Saint-Gobain	145	5,252
Credit Agricole SA	734	8,881
Sanofi SA	195	17,291
Veolia Environnement	645	14,431
		62,679
Germany 5.7%
Bayer AG	230	14,850
E.ON SE	912	10,139
Merck KGaA	102	11,680
Siemens AG	116	12,539
		49,208
Hong Kong 2.8%
CK Hutchison Holdings Ltd.	1,098	11,556
Kunlun Energy Co. Ltd. (b)	10,829	11,331
Value Partners Group Ltd. (b)	1,449	1,129
		24,016
India 1.8%
Bharti Airtel Ltd.	2,079	10,005
Hero Motocorp Ltd.	141	5,218
		15,223
Indonesia 0.3%
Matahari Department Store Tbk PT	8,585	2,472
Ireland 2.3%
Allergan Plc	111	16,232
Bank of Ireland Group Plc	601	3,584
		19,816
Israel 1.4%
Teva Pharmaceutical Industries Ltd. - ADR (a)	794	12,443
Italy 1.9%
ENI SpA	919	16,272
Japan 7.1%
Mitsui Fudosan Co. Ltd.	401	10,102
Panasonic Corp.	1,106	9,535
Seven & I Holdings Co. Ltd.	239	9,022
Sumitomo Mitsui Financial Group Inc.	121	4,245
Suntory Beverage & Food Ltd.	177	8,281
Taiheiyo Cement Corp.	147	4,903
Takeda Pharmaceutical Co. Ltd.	373	15,176
		61,264
Luxembourg 1.7%
SES SA - FDR	955	14,868
Netherlands 5.7%
Aegon NV	1,737	8,384
Akzo Nobel NV (b)	50	4,411
ING Groep NV	1,220	14,783
Royal Dutch Shell Plc - Class B	691	21,821
		49,399
Singapore 2.0%
Singapore Telecommunications Ltd.	7,738	17,264
	Shares/Par[1]	Value ($)
South Korea 3.1%
KB Financial Group Inc. - ADR	235	8,727
Samsung Electronics Co. Ltd. - GDR (c)	19	18,367
		27,094
Spain 1.0%
Telefonica SA	996	8,353
Sweden 0.2%
Getinge AB - Class B (b)	114	1,333
Switzerland 3.1%
Novartis AG	32	3,130
Roche Holding AG	52	14,394
UBS Group AG	793	9,627
		27,151
Thailand 1.5%
Bangkok Bank PCL - NVDR	555	3,621
Bangkok Bank PCL	1,322	9,024
		12,645
United Kingdom 8.1%
BP Plc	2,765	20,105
HSBC Holdings Plc (b)	1,545	12,574
Kingfisher Plc	3,789	11,594
Man Group Plc	142	250
Standard Chartered Plc	2,040	15,695
Vodafone Group Plc	5,256	9,576
		69,794
United States of America 31.2%
Advance Auto Parts Inc.	17	2,828
Alphabet Inc. - Class A (a)	9	10,039
AmerisourceBergen Corp.	124	9,868
Amgen Inc.	27	5,083
Apache Corp.	385	13,361
Capital One Financial Corp.	137	11,230
Cardinal Health Inc.	153	7,349
Celgene Corp. (a)	94	8,859
Citigroup Inc.	306	19,059
Comcast Corp. - Class A	331	13,224
CommScope Holding Co. Inc. (a)	324	7,034
Coty Inc. - Class A (b)	1,194	13,729
Eli Lilly & Co.	57	7,390
Exxon Mobil Corp.	175	14,116
Gilead Sciences Inc.	203	13,224
Kellogg Co.	305	17,518
Kroger Co.	467	11,493
Mattel Inc. (a) (b)	662	8,609
Navistar International Corp. (a)	302	9,765
Oracle Corp.	417	22,395
Perrigo Co. Plc	96	4,632
United Parcel Service Inc. - Class B	120	13,362
Walgreens Boots Alliance Inc.	253	15,995
Wells Fargo & Co.	180	8,683
		268,845
Total Common Stocks (cost $893,502)		844,357
SHORT TERM INVESTMENTS 4.3%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	14,164	14,164
Securities Lending Collateral 2.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	23,253	23,253
Total Short Term Investments (cost $37,417)		37,417
Total Investments 102.2% (cost $930,919)		881,774
Other Assets and Liabilities, Net (2.2)%		(19,230)
Total Net Assets 100.0%		862,544

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samsung Electronics Co. Ltd.	11/01/13	11,786	18,367	2.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (a) (b) (c)	9,753	1
8.00%, 12/31/22, EUR (a) (b) (c)	3,195	56
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (a) (b) (c)	2,422	73
Total Corporate Bonds And Notes (cost $8,114)		130
GOVERNMENT AND AGENCY OBLIGATIONS 47.4%
Argentina 2.5%
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	484,003	8,580
16.00%, 10/17/23, ARS	450,969	8,420
15.50%, 10/17/26, ARS	885,973	16,338
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (d)	3,394	116
Argentina POM Politica Monetaria
54.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	9,000	236
Argentina Republic Government International Bond
4.50%, 02/13/20	5,024	4,808
		38,498
Brazil 7.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/27, BRL	431,692	117,316
Colombia 2.1%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,441
4.38%, 03/21/23, COP	592,000	177
9.85%, 06/28/27, COP	942,000	376
Colombia TES
7.00%, 09/11/19 - 05/04/22, COP	11,895,000	3,854
10.00%, 07/24/24, COP	23,517,000	8,787
7.50%, 08/26/26, COP	38,018,800	12,870
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,537
		32,042
Ghana 3.2%
Ghana Government Bond
21.50%, 03/09/20, GHS	370	72
21.00%, 03/23/20, GHS	1,385	268
18.50%, 06/01/20, GHS	210	40
18.25%, 09/21/20 - 07/25/22, GHS	4,640	860
24.00%, 11/23/20, GHS	13,760	2,774
16.25%, 05/17/21, GHS	14,870	2,669
24.50%, 04/22/19 - 06/21/21, GHS	54,990	10,663
24.75%, 03/01/21 - 07/19/21, GHS	33,940	7,021
19.50%, 10/18/21, GHS	36,816	6,988
18.75%, 01/24/22, GHS	11,430	2,134
17.60%, 11/28/22, GHS	370	67
16.50%, 03/22/21 - 02/06/23, GHS	2,890	507
19.75%, 03/25/24 - 03/15/32, GHS	42,160	7,700
19.00%, 11/02/26, GHS	33,440	6,156
Ghana Treasury Note
20.23%, 05/06/19, GHS	2,710	518
17.24%, 11/11/19, GHS	340	64
16.50%, 02/17/20 - 03/16/20, GHS	5,730	1,068
17.18%, 06/06/20, GHS	830	156
		49,725
India 10.2%
India Government Bond
7.80%, 04/11/21, INR	178,500	2,637
8.79%, 11/08/21, INR	682,000	10,337
8.20%, 02/15/22, INR	690,000	10,338
8.35%, 05/14/22, INR	120,200	1,812
8.15%, 06/11/22, INR	1,623,000	24,326
8.08%, 08/02/22, INR	1,329,000	19,923
8.13%, 09/21/22, INR	48,000	721
6.84%, 12/19/22, INR	228,000	3,299
7.16%, 05/20/23, INR	75,600	1,098
8.83%, 11/25/23, INR	2,176,400	33,648
	Shares/Par[1]	Value ($)
7.68%, 12/15/23, INR	1,872,000	27,815
9.15%, 11/14/24, INR	812,000	12,802
6.79%, 05/15/27, INR	708,100	9,818
		158,574
Indonesia 8.1%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	6,936
7.00%, 05/15/27, IDR	619,889,000	41,747
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	77,958
		126,641
Kenya 0.7%
Kenya Government International Bond
6.88%, 06/24/24 (f)	10,411	10,684
Mexico 8.0%
Mexican Bonos
7.25%, 12/09/21, MXN	225,160	11,444
Mexico Bonos
5.00%, 12/11/19, MXN	1,793,350	90,404
8.00%, 06/11/20 - 12/07/23, MXN	182,030	9,388
6.50%, 06/10/21 - 06/09/22, MXN	248,940	12,470
10.00%, 12/05/24, MXN	13,340	754
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (g)	6,029	308
Mexico Inflation Indexed Udibonos
2.50%, 12/10/20, MXN (g)	4,789	241
		125,009
Philippines 0.3%
Philippine Government Bond
3.88%, 11/22/19, PHP	220,560	4,143
3.38%, 08/20/20, PHP	2,060	38
		4,181
South Korea 4.5%
Bank of Korea
1.85%, 10/02/19, KRW	24,260,000	21,373
2.16%, 02/02/20, KRW	1,530,000	1,351
2.14%, 06/02/20, KRW	2,962,000	2,619
2.05%, 10/05/20, KRW	6,280,000	5,559
Korea Monetary Stabilization Bond
1.80%, 09/09/19, KRW	13,611,000	11,995
1.87%, 11/09/19, KRW	9,120,000	8,036
2.06%, 12/02/19, KRW	20,130,000	17,759
Korea Treasury Bond
1.75%, 06/10/20, KRW	1,530,000	1,347
		70,039
Ukraine 0.3%
Ukraine Government International Bond
0.00%, 05/31/40 (e) (f)	7,611	4,852
Total Government And Agency Obligations (cost $839,004)		737,561
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (b) (c) (h) (i)	124,902	86
Edcon Holdings Ltd. - Class B (b) (c) (h) (i)	14,399	10
		96
Switzerland 0.0%
Ceva Logistics AG (h) (j)	12	349
Total Common Stocks (cost $1,602)		445
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (b) (c) (h) (i)	6	—
Edcon Ltd. (b) (c) (h) (i)	9,235	—
Edcon Ltd. (b) (c) (h) (i)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 49.1%
Investment Companies 13.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (k) (l)	210,089	210,089
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (k) (l)	2,230	2,230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Treasury Securities 35.4%
Argentina Treasury Bill
54.17%, 06/28/19, ARS (m)	39,294	992
50.40%, 06/29/19, ARS (m)	66,573	1,894
44.19%, 07/10/19, ARS (m)	11,437	269
52.41%, 07/30/19, ARS (m)	158,281	4,353
50.52%, 09/30/19, ARS (m)	411,920	11,475
49.59%, 10/31/19, ARS (m)	249,814	6,671
45.46%, 02/28/20, ARS (m)	520	11
49.77%, 04/30/20, ARS (m)	51,589	1,308
45.89%, 07/31/20, ARS (m)	7,276	161
Brazil Letras do Tesouro Nacional
7.46%, 07/01/19, BRL (m)	242,000	60,956
9.15%, 07/01/20, BRL (m)	106,347	25,065
Mexico Cetes
7.97%, 04/25/19, MXN (m)	19,144	9,807
7.56%, 05/23/19, MXN (m)	78,825	40,141
8.30%, 06/06/19, MXN (m)	9,540	4,840
7.71%, 07/04/19, MXN (m)	287,073	14,480
7.75%, 07/18/19, MXN (m)	19,602	9,857
8.01%, 08/01/19, MXN (m)	1,073	538
7.63%, 09/12/19, MXN (m)	10,084	5,009
8.15%, 11/07/19, MXN (m)	3,577	1,752
7.88%, 01/02/20, MXN (m)	17,042	8,259
7.59%, 02/27/20, MXN (m)	40,320	19,308
U.S. Treasury Bill
2.43%, 05/02/19 (m)	72,242	72,094
2.44%, 05/30/19 (j) (m)	47,828	47,646
2.44%, 06/06/19 (m)	10,336	10,291
2.42%, 04/11/19 - 09/26/19 (m)	195,568	194,128
		551,305
Total Short Term Investments (cost $783,587)		763,624
Total Investments 96.5% (cost $1,632,307)		1,501,760
Other Derivative Instruments 1.1%		17,380
Other Assets and Liabilities, Net 2.4%		37,025
Total Net Assets 100.0%		1,556,165

(a) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $15,536 and 1.0%, respectively.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) All or a portion of the security was on loan.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(m) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class A	02/28/17	95	86	—
Edcon Holdings Ltd. - Class B	02/27/17	11	10	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd., 3.00%, 12/31/22	02/28/17	3,344	1	—
K2016470219 South Africa Ltd., 8.00%, 12/31/22	02/27/17	1,972	56	—
K2016470260 South Africa Ltd., 25.00%, 12/31/22	02/27/17	2,798	73	—
		8,220	226	—

JNL/Franklin Templeton Global Multisector Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.79	(S)	03/31/24	6,980	15	(162)
3M LIBOR (Q)	Receiving	1.91	(S)	01/22/25	36,540	86	771
3M LIBOR (Q)	Receiving	1.94	(S)	01/29/25	6,740	16	134
3M LIBOR (Q)	Receiving	1.94	(S)	01/30/25	5,710	14	113
3M LIBOR (Q)	Receiving	1.82	(S)	02/03/25	8,990	21	240
3M LIBOR (Q)	Receiving	1.98	(S)	03/27/25	5,750	13	104
3M LIBOR (Q)	Receiving	1.99	(S)	03/27/25	5,750	13	102
3M LIBOR (Q)	Receiving	3.85	(S)	08/22/43	38,670	129	290
3M LIBOR (Q)	Receiving	3.49	(S)	03/31/44	3,320	7	(556)
3M LIBOR (Q)	Receiving	2.38	(S)	11/18/46	80,600	182	3,277
3M LIBOR (Q)	Receiving	2.79	(S)	03/13/47	39,900	99	(1,786)
3M LIBOR (Q)	Receiving	2.54	(S)	04/13/47	27,200	63	223
3M LIBOR (Q)	Receiving	2.59	(S)	07/27/47	45,400	104	(97)
3M LIBOR (Q)	Receiving	2.98	(S)	02/20/48	12,422	31	(1,055)
3M LIBOR (Q)	Receiving	3.00	(S)	02/22/48	12,422	31	(1,113)
3M LIBOR (Q)	Receiving	3.02	(S)	02/23/48	12,422	31	(1,158)
						855	(673)

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
Australian Dollar versus USD	GSC	Put	0.68	12/23/19	AUD	37,000	—

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
Australian Dollar versus USD	GSC	Call	0.74	12/23/19	AUD	37,000	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	04/03/19	ARS	451,842	10,402	(330)
ARS/USD	GSC	04/03/19	ARS	228,068	5,251	(116)
ARS/USD	HSB	04/03/19	ARS	968,297	22,292	(515)
ARS/USD	HSB	05/02/19	ARS	968,297	21,455	(62)
ARS/USD	GSC	05/03/19	ARS	228,068	5,047	27
ARS/USD	BNP	07/01/19	ARS	451,842	9,230	(33)
EUR/MXN	CIT	04/29/19	MXN	(958,000)	(49,121)	(479)
EUR/MXN	DUB	06/14/19	MXN	(1,504,825)	(76,582)	(384)
INR/USD	HSB	04/04/19	INR	478,431	6,904	(43)
INR/USD	BNP	04/05/19	INR	560,541	8,088	(71)
INR/USD	HSB	04/11/19	INR	393,365	5,670	(53)
INR/USD	CIT	04/15/19	INR	679,432	9,788	(88)
INR/USD	HSB	04/15/19	INR	100,000	1,441	(12)
MXN/EUR	CIT	04/29/19	EUR	(41,536)	(46,692)	2,429
MXN/EUR	DUB	06/14/19	EUR	(62,624)	(70,678)	5,904
USD/ARS	BNP	04/03/19	ARS	(451,842)	(10,402)	(3)
USD/ARS	GSC	04/03/19	ARS	(228,068)	(5,251)	(28)
USD/ARS	HSB	04/03/19	ARS	(968,297)	(22,292)	19
USD/AUD	CIT	04/09/19	AUD	(486)	(345)	2
USD/AUD	JPM	04/11/19	AUD	(11,535)	(8,190)	90
USD/AUD	CIT	04/15/19	AUD	(10,281)	(7,300)	(36)
USD/AUD	JPM	04/15/19	AUD	(52,411)	(37,213)	515
USD/AUD	JPM	04/23/19	AUD	(33,243)	(23,607)	332
USD/AUD	CIT	05/13/19	AUD	(10,245)	(7,278)	(31)
USD/AUD	JPM	05/13/19	AUD	(11,535)	(8,195)	(26)
USD/AUD	CIT	05/15/19	AUD	(10,245)	(7,279)	9
USD/AUD	JPM	05/15/19	AUD	(29,340)	(20,845)	22
USD/AUD	JPM	05/20/19	AUD	(881)	(626)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	CIT	05/21/19	AUD	(7,784)	(5,531)	25
USD/AUD	JPM	05/21/19	AUD	(749)	(532)	2
USD/AUD	JPM	05/22/19	AUD	(33,243)	(23,621)	194
USD/AUD	CIT	06/03/19	AUD	(486)	(345)	2
USD/EUR	BOA	04/08/19	EUR	(2,529)	(2,838)	37
USD/EUR	DUB	04/08/19	EUR	(33)	(37)	1
USD/EUR	UBS	04/09/19	EUR	(1,041)	(1,169)	35
USD/EUR	HSB	04/11/19	EUR	(786)	(882)	24
USD/EUR	JPM	04/11/19	EUR	(29,755)	(33,397)	964
USD/EUR	DUB	04/12/19	EUR	(411)	(462)	1
USD/EUR	BOA	04/15/19	EUR	(4,279)	(4,804)	163
USD/EUR	CIT	04/15/19	EUR	(3,701)	(4,155)	19
USD/EUR	DUB	04/15/19	EUR	(411)	(462)	14
USD/EUR	BOA	04/16/19	EUR	(134)	(150)	4
USD/EUR	DUB	04/23/19	EUR	(8,367)	(9,400)	202
USD/EUR	GSC	04/23/19	EUR	(16)	(18)	—
USD/EUR	JPM	04/23/19	EUR	(17,230)	(19,359)	441
USD/EUR	UBS	04/23/19	EUR	(13,784)	(15,487)	355
USD/EUR	DUB	04/24/19	EUR	(10,433)	(11,723)	223
USD/EUR	HSB	04/25/19	EUR	(874)	(982)	18
USD/EUR	JPM	04/25/19	EUR	(5,997)	(6,739)	127
USD/EUR	BOA	04/29/19	EUR	(11,414)	(12,830)	225
USD/EUR	CIT	04/29/19	EUR	(12,058)	(13,555)	300
USD/EUR	GSC	04/29/19	EUR	(13,004)	(14,618)	320
USD/EUR	BCL	04/30/19	EUR	(13,039)	(14,658)	353
USD/EUR	BOA	04/30/19	EUR	(11,414)	(12,832)	302
USD/EUR	DUB	04/30/19	EUR	(4,393)	(4,938)	124
USD/EUR	HSB	04/30/19	EUR	(123)	(138)	3
USD/EUR	JPM	04/30/19	EUR	(786)	(884)	21
USD/EUR	SCB	04/30/19	EUR	(389)	(437)	10
USD/EUR	CIT	05/02/19	EUR	(3,036)	(3,414)	79
USD/EUR	CIT	05/03/19	EUR	(43,271)	(48,658)	934
USD/EUR	JPM	05/13/19	EUR	(7,867)	(8,854)	134
USD/EUR	JPM	05/15/19	EUR	(3,431)	(3,862)	39
USD/EUR	BOA	05/20/19	EUR	(6,778)	(7,634)	77
USD/EUR	GSC	05/20/19	EUR	(48)	(54)	1
USD/EUR	JPM	05/20/19	EUR	(54,614)	(61,506)	586
USD/EUR	GSC	05/21/19	EUR	(16)	(18)	—
USD/EUR	JPM	05/21/19	EUR	(35,759)	(40,276)	329
USD/EUR	UBS	05/21/19	EUR	(13,784)	(15,525)	161
USD/EUR	BCL	05/28/19	EUR	(6,519)	(7,347)	103
USD/EUR	GSC	05/28/19	EUR	(22,219)	(25,041)	388
USD/EUR	DUB	05/31/19	EUR	(4,394)	(4,954)	72
USD/EUR	BOA	06/04/19	EUR	(1,277)	(1,440)	25
USD/EUR	JPM	06/04/19	EUR	(6,100)	(6,879)	124
USD/EUR	JPM	06/05/19	EUR	(3,372)	(3,802)	64
USD/EUR	UBS	06/05/19	EUR	(1,041)	(1,174)	20
USD/EUR	BOA	06/07/19	EUR	(2,531)	(2,855)	34
USD/EUR	DUB	06/07/19	EUR	(33)	(37)	—
USD/EUR	DUB	06/14/19	EUR	(67,515)	(76,198)	1,173
USD/EUR	JPM	06/14/19	EUR	(3,372)	(3,805)	27
USD/EUR	BOA	06/18/19	EUR	(3,389)	(3,826)	34
USD/EUR	DUB	06/18/19	EUR	(26,998)	(30,480)	267
USD/EUR	GSC	09/23/19	EUR	(16)	(18)	—
USD/EUR	BCL	09/30/19	EUR	(6,519)	(7,424)	56
USD/EUR	SCB	09/30/19	EUR	(397)	(452)	1
USD/INR	HSB	04/04/19	INR	(478,431)	(6,904)	(220)
USD/INR	BNP	04/05/19	INR	(560,541)	(8,088)	(272)
USD/INR	HSB	04/11/19	INR	(393,365)	(5,670)	(146)
USD/INR	CIT	04/15/19	INR	(679,432)	(9,788)	(263)
USD/INR	HSB	04/15/19	INR	(678,831)	(9,779)	(254)
USD/INR	CIT	04/16/19	INR	(35,379)	(510)	(14)
USD/INR	HSB	05/20/19	INR	(449,487)	(6,444)	(191)
USD/INR	JPM	05/22/19	INR	(476,590)	(6,831)	(223)
USD/INR	JPM	05/28/19	INR	(720,414)	(10,319)	(323)
USD/INR	BNP	06/06/19	INR	(565,220)	(8,088)	(233)
USD/INR	HSB	06/06/19	INR	(476,333)	(6,816)	(203)
USD/INR	HSB	06/11/19	INR	(675,250)	(9,657)	(238)
USD/INR	JPM	06/11/19	INR	(454,841)	(6,505)	(90)
USD/INR	BNP	06/12/19	INR	(815,739)	(11,665)	(191)
USD/INR	HSB	06/14/19	INR	(338,825)	(4,844)	(65)
USD/INR	JPM	06/14/19	INR	(686,121)	(9,809)	(77)
USD/INR	HSB	06/17/19	INR	(675,916)	(9,660)	(103)
USD/INR	JPM	06/17/19	INR	(253,648)	(3,625)	(31)
USD/INR	CIT	06/18/19	INR	(545,404)	(7,794)	(100)
USD/INR	HSB	06/18/19	INR	(301,234)	(4,305)	(26)
USD/INR	CIT	06/19/19	INR	(580,081)	(8,289)	(16)
USD/INR	JPM	06/19/19	INR	(478,224)	(6,833)	(44)
USD/INR	CIT	06/20/19	INR	(565,437)	(8,079)	39
USD/INR	JPM	06/20/19	INR	(410,853)	(5,870)	26
USD/INR	HSB	07/05/19	INR	(478,431)	(6,825)	39
USD/INR	HSB	07/22/19	INR	(430,285)	(6,128)	(222)
USD/JPY	DUB	04/08/19	JPY	(65,069)	(587)	12
USD/JPY	JPM	04/08/19	JPY	(5,880,000)	(53,085)	1,144
USD/JPY	JPM	04/09/19	JPY	(1,166,800)	(10,535)	311
USD/JPY	GSC	04/10/19	JPY	(234,818)	(2,120)	57
USD/JPY	HSB	04/10/19	JPY	(1,623,100)	(14,656)	396
USD/JPY	CIT	04/11/19	JPY	(1,199,210)	(10,830)	(55)
USD/JPY	HSB	04/11/19	JPY	(1,288,702)	(11,638)	(63)
USD/JPY	JPM	04/11/19	JPY	(1,631,800)	(14,736)	378
USD/JPY	BCL	04/12/19	JPY	(926,850)	(8,371)	—
USD/JPY	DUB	04/12/19	JPY	(214,200)	(1,935)	(2)
USD/JPY	CIT	04/15/19	JPY	(614,829)	(5,554)	1
USD/JPY	DUB	04/15/19	JPY	(810,500)	(7,322)	(5)
USD/JPY	HSB	04/16/19	JPY	(646,940)	(5,845)	161
USD/JPY	DUB	04/18/19	JPY	(809,330)	(7,313)	(45)
USD/JPY	GSC	04/18/19	JPY	(2,352,253)	(21,256)	(133)
USD/JPY	GSC	04/18/19	JPY	(2,351,829)	(21,252)	32
USD/JPY	HSB	04/18/19	JPY	(700,015)	(6,326)	(48)
USD/JPY	CIT	04/22/19	JPY	(601,130)	(5,434)	(29)
USD/JPY	HSB	04/22/19	JPY	(66,028)	(597)	1
USD/JPY	JPM	04/22/19	JPY	(372,560)	(3,368)	(4)
USD/JPY	JPM	04/23/19	JPY	(2,612,338)	(23,616)	(13)
USD/JPY	GSC	04/25/19	JPY	(3,676,462)	(33,243)	62
USD/JPY	JPM	04/25/19	JPY	(718,000)	(6,492)	89
USD/JPY	BCL	04/26/19	JPY	(414,600)	(3,749)	9
USD/JPY	CIT	04/26/19	JPY	(816,260)	(7,381)	67
USD/JPY	DUB	04/26/19	JPY	(1,282,307)	(11,595)	88
USD/JPY	HSB	04/26/19	JPY	(3,680,691)	(33,284)	283
USD/JPY	CIT	05/07/19	JPY	(725,210)	(6,564)	(26)
USD/JPY	CIT	05/14/19	JPY	(396,659)	(3,592)	27
USD/JPY	CIT	05/15/19	JPY	(389,130)	(3,524)	12
USD/JPY	BCL	05/20/19	JPY	(646,022)	(5,852)	(87)
USD/JPY	GSC	05/20/19	JPY	(2,351,829)	(21,305)	93
USD/JPY	HSB	05/20/19	JPY	(700,015)	(6,341)	30
USD/JPY	JPM	05/20/19	JPY	(405,220)	(3,671)	15
USD/JPY	BOA	05/21/19	JPY	(65,975)	(598)	(4)
USD/JPY	BOA	05/21/19	JPY	(260,882)	(2,363)	15
USD/JPY	CIT	05/21/19	JPY	(32,949)	(298)	1
USD/JPY	BCL	05/28/19	JPY	(2,215,438)	(20,080)	(11)
USD/JPY	BCL	05/28/19	JPY	(135,130)	(1,225)	5
USD/JPY	CIT	05/28/19	JPY	(465,783)	(4,222)	19
USD/JPY	DUB	05/28/19	JPY	(410,300)	(3,719)	14
USD/JPY	BCL	06/13/19	JPY	(1,983,808)	(18,003)	(28)
USD/JPY	BOA	06/18/19	JPY	(260,882)	(2,368)	(15)
USD/JPY	CIT	06/18/19	JPY	(32,948)	(299)	(2)
USD/KRW	CIT	05/21/19	KRW	(1,012,500)	(893)	8
USD/KRW	CIT	05/28/19	KRW	(2,280,110)	(2,012)	16
USD/KRW	DUB	05/29/19	KRW	(45,176,000)	(39,869)	400
USD/KRW	GSC	06/07/19	KRW	(23,982,000)	(21,171)	493
USD/KRW	CIT	08/26/19	KRW	(965,570)	(855)	7
USD/KRW	CIT	09/20/19	KRW	(5,848,500)	(5,182)	15
					(1,574,095)	16,525

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 7.6%
Communication Services 1.6%
JPMorgan Chase & Co.
(Amazon.com Inc.) (a)	5	8,741
Royal Bank of Canada
(Comcast Corp.) (a)	530	20,292
(Alphabet Inc.) (a)	7	8,357
		37,390
Consumer Discretionary 0.4%
Wells Fargo & Co.
(Ford Motor Co.) (a)	1,000	8,892
Information Technology 4.8%
Citigroup Global Markets Holdings Inc.
(Texas Instruments Inc.) (a)	210	22,534
Credit Suisse AG
(Analog Devices Inc.)	120	12,650
Royal Bank of Canada
(Apple Inc.) (a)	130	24,594
UBS AG
(Microsoft Corp.) (a)	230	26,285
Wells Fargo & Co.
(Intel Corp.) (a)	450	24,319
		110,382
Materials 0.8%
UBS AG
(DowDuPont Inc.) (a)	350	19,094
Total Equity Linked Structured Notes (cost $181,615)		175,758
COMMON STOCKS 38.1%
Communication Services 1.8%
BCE Inc.	180	7,999
Verizon Communications Inc.	555	32,817
		40,816
Consumer Discretionary 3.4%
Daimler AG	185	10,864
Ford Motor Co.	1,327	11,653
General Motors Co.	600	22,260
Target Corp.	420	33,702
		78,479
Consumer Staples 3.3%
Anheuser-Busch InBev NV - ADR	130	10,916
Coca-Cola Co.	105	4,939
PepsiCo Inc.	187	22,905
Philip Morris International Inc.	174	15,380
Procter & Gamble Co.	215	22,371
		76,511
Energy 5.3%
Baker Hughes a GE Co. LLC - Class A	341	9,453
BP Plc - ADR	150	6,558
Chevron Corp.	170	20,941
Exxon Mobil Corp.	200	16,160
Halliburton Co.	350	10,245
Occidental Petroleum Corp.	123	8,143
Royal Dutch Shell Plc - Class A - ADR	425	26,601
Schlumberger Ltd.	95	4,139
TransCanada Corp.	150	6,741
Williams Cos. Inc.	500	14,360
		123,341
Financials 5.9%
AXA SA	500	12,601
Bank of America Corp.	700	19,313
Barclays Plc	4,500	9,060
JPMorgan Chase & Co.	250	25,307
MetLife Inc.	398	16,934
Morgan Stanley	110	4,642
Wells Fargo & Co.	1,000	48,320
		136,177
Health Care 5.5%
AstraZeneca Plc	355	28,245
Bristol-Myers Squibb Co.	90	4,294
	Shares/Par[1]	Value ($)
Johnson & Johnson	100	13,979
Medtronic Plc	100	9,108
Merck & Co. Inc.	548	45,602
Pfizer Inc.	623	26,463
		127,691
Industrials 1.1%
3M Co.	50	10,389
Ceva Logistics AG (b) (c)	37	1,103
Cummins Inc.	80	12,630
		24,122
Information Technology 1.8%
Apple Inc.	23	4,393
Applied Materials Inc.	120	4,759
International Business Machines Corp.	40	5,644
Lam Research Corp.	40	7,160
Microchip Technology Inc. (c)	65	5,392
Microsoft Corp.	118	13,941
		41,289
Materials 2.9%
BASF SE	325	23,954
DowDuPont Inc.	203	10,795
Newmont Mining Corp.	109	3,899
Rio Tinto Plc - ADR	500	29,425
		68,073
Real Estate 0.5%
Host Hotels & Resorts Inc.	600	11,340
Utilities 6.6%
Dominion Energy Inc.	509	38,990
Duke Energy Corp.	246	22,176
Sempra Energy	300	37,758
Southern Co.	867	44,786
Xcel Energy Inc.	170	9,556
		153,266
Total Common Stocks (cost $803,182)		881,105
PREFERRED STOCKS 0.3%
Financials 0.3%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 05/14/19) (b) (d) (e) (f)	—	1,475
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (b) (e)	200	5,294
Total Preferred Stocks (cost $9,100)		6,769
CORPORATE BONDS AND NOTES 37.8%
Communication Services 5.5%
AMC Entertainment Holdings Inc.
5.88%, 11/15/26	2,500	2,256
AT&T Inc.
4.13%, 02/17/26	5,000	5,113
CCO Holdings LLC
5.13%, 02/15/23	5,000	5,088
5.50%, 05/01/26 (a)	1,800	1,859
5.13%, 05/01/27 (a)	3,300	3,318
5.00%, 02/01/28 (a)	1,250	1,235
DISH DBS Corp.
5.00%, 03/15/23	11,000	9,913
5.88%, 07/15/22 - 11/15/24	14,300	13,234
Netflix Inc.
4.38%, 11/15/26 (c)	5,000	4,903
4.88%, 04/15/28	9,000	8,914
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	1,400	1,451
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,013
Sprint Corp.
11.50%, 11/15/21	7,500	8,680
7.88%, 09/15/23	9,400	9,870
7.13%, 06/15/24	5,500	5,575
7.63%, 03/01/26	9,200	9,337
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,189
6.00%, 11/15/22	4,200	4,239

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Sprint Spectrum Co. LLC
5.15%, 03/20/28 (a)	6,500	6,621
Univision Communications Inc.
5.13%, 05/15/23 (a)	15,000	14,250
Zayo Group LLC
6.00%, 04/01/23	2,200	2,228
		128,286
Consumer Discretionary 1.9%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	6,100	6,100
Ford Motor Co.
4.35%, 12/08/26 (c)	7,500	6,949
General Motors Co.
5.15%, 04/01/38	7,000	6,420
Golden Nugget Inc.
6.75%, 10/15/24 (a)	1,000	1,004
Shea Homes LP
5.88%, 04/01/23 (a)	6,000	5,904
6.13%, 04/01/25 (a)	6,000	5,670
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	9,500	9,389
5.25%, 05/15/27 (a)	2,000	1,889
		43,325
Consumer Staples 1.0%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,446
3.56%, 08/15/27	10,000	9,475
Kraft Heinz Foods Co.
4.63%, 01/30/29	5,000	5,146
Post Holdings Inc.
5.00%, 08/15/26 (a)	4,500	4,388
5.63%, 01/15/28 (a)	1,500	1,488
		22,943
Energy 6.5%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	3,246	3,558
Bill Barrett Corp.
7.00%, 10/15/22	8,000	7,610
8.75%, 06/15/25	7,500	7,154
Calumet Specialty Products Partners LP
6.50%, 04/15/21 (c)	12,000	11,762
7.63%, 01/15/22 (c)	3,000	2,786
Chesapeake Energy Corp.
6.04%, (3M USD LIBOR + 3.25%), 04/15/19 (g)	1,700	1,698
6.13%, 02/15/21	15,000	15,455
4.88%, 04/15/22 (c)	5,500	5,422
7.00%, 10/01/24 (c)	7,000	6,980
5.50%, 09/15/26 (f)	2,500	2,311
7.50%, 10/01/26	7,000	6,923
8.00%, 01/15/25 - 06/15/27 (c)	30,200	30,385
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,000	3,282
7.75%, 01/15/32	1,000	1,300
Talos Production LLC
11.00%, 04/03/22	571	601
Weatherford International Ltd.
5.13%, 09/15/20	6,400	5,639
5.88%, 07/01/21 (f)	23,000	18,516
4.50%, 04/15/22 (c)	11,000	7,734
8.25%, 06/15/23 (c)	9,900	7,006
9.88%, 02/15/24 (c)	7,500	5,407
		151,529
Financials 7.1%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (e)	2,100	2,106
6.10%, (callable at 100 beginning 03/17/25) (e)	4,000	4,233
6.25%, (callable at 100 beginning 09/05/24) (e)	2,500	2,651
3.42%, 12/20/28	7,500	7,345
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (f)	15,000	12,011
Bayer US Finance II LLC
4.25%, 12/15/25 (a)	7,000	7,074
	Shares/Par[1]	Value ($)
Capital One Financial Corp.
4.20%, 10/29/25	7,500	7,629
Cemex Finance LLC
6.00%, 04/01/24 (a)	3,000	3,087
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (e)	6,500	6,622
5.95%, (callable at 100 beginning 01/30/23) (e)	15,000	15,232
6.30%, (callable at 100 beginning 05/15/24) (e)	10,000	10,156
4.13%, 07/25/28	7,500	7,541
Dell EMC
5.45%, 06/15/23 (a)	7,000	7,449
Goldman Sachs Group Inc.
3.27%, 09/29/25	6,500	6,419
HSBC Holdings Plc
4.29%, 09/12/26 (f)	12,000	12,357
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (e)	12,000	11,934
5.15%, (callable at 100 beginning 05/01/23) (e)	2,000	2,010
6.10%, (callable at 100 beginning 10/01/24) (e)	10,000	10,500
6.22%, (callable at 100 beginning 07/30/19) (e)	4,157	4,178
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (c) (e)	2,500	2,537
Prudential Financial Inc.
5.70%, 09/15/48	9,717	9,708
Syngenta Finance NV
4.44%, 04/24/23 (a)	7,000	7,143
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (e)	3,900	4,007
		163,929
Health Care 11.7%
Actavis Funding SCS
3.80%, 03/15/25	7,500	7,601
Community Health Systems Inc.
6.25%, 03/31/23	48,000	44,964
8.00%, 03/15/26 (a) (c)	35,000	33,446
CVS Health Corp.
4.10%, 03/25/25	2,100	2,154
4.30%, 03/25/28	3,500	3,550
5.05%, 03/25/48	1,600	1,614
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	6,500	6,427
5.00%, 05/01/25	2,000	1,918
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	5,371
Halfmoon Parent Inc.
3.75%, 07/15/23 (a)	10,000	10,254
HCA Inc.
7.50%, 02/15/22	4,100	4,526
5.88%, 05/01/23	7,500	8,005
Horizon Pharma Inc.
6.63%, 05/01/23	3,240	3,344
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a)	4,500	4,479
5.75%, 08/01/22 (a) (c)	16,000	15,170
5.63%, 10/15/23 (a)	4,100	3,420
Mylan NV
3.95%, 06/15/26	5,800	5,555
Par Pharmaceutical Inc.
7.50%, 04/01/27 (a)	6,000	6,082
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,679
8.13%, 04/01/22	19,000	20,459
6.75%, 06/15/23 (c)	20,000	20,599
5.13%, 05/01/25	1,200	1,205
6.25%, 02/01/27 (a)	15,000	15,593
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	2,200	2,277
5.50%, 03/01/23 - 11/01/25 (a)	10,000	10,113
5.88%, 05/15/23 (a)	13,000	13,160
7.00%, 03/15/24 (a)	3,400	3,596
6.13%, 04/15/25 (a)	4,700	4,656
9.00%, 12/15/25 (a)	2,500	2,719
		271,936

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Industrials 1.1%
TransDigm Inc.
6.25%, 03/15/26 (a)	8,000	8,297
United Rentals North America Inc.
5.75%, 11/15/24	3,500	3,595
4.88%, 01/15/28	6,000	5,841
United Technologies Corp.
3.95%, 08/16/25	7,000	7,273
		25,006
Information Technology 0.3%
CommScope Inc.
5.50%, 06/15/24 (a)	5,000	4,890
West Corp.
8.50%, 10/15/25 (a)	1,400	1,204
		6,094
Materials 1.4%
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	4,968
7.25%, 04/15/25 (a) (c)	11,000	10,618
DowDuPont Inc.
4.49%, 11/15/25	12,000	12,797
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (a) (c)	4,400	4,384
		32,767
Real Estate 0.5%
Equinix Inc.
5.38%, 05/15/27	3,500	3,665
Iron Mountain Inc.
5.75%, 08/15/24	7,500	7,575
		11,240
Utilities 0.8%
Calpine Corp.
5.38%, 01/15/23	15,000	15,028
5.75%, 01/15/25	3,000	2,980
		18,008
Total Corporate Bonds And Notes (cost $870,814)		875,063
SENIOR LOAN INTERESTS 3.1%
Communication Services 0.4%
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (g)	1,287	1,277
Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.50%), 11/01/24 (g) (h)	5,200	5,103
Term Loan, 10.75%, (3M LIBOR + 8.25%), 06/30/25 (g)	2,200	2,152
		8,532
Consumer Discretionary 1.2%
24 Hour Fitness Worldwide Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 05/30/25 (g)	5,955	5,940
Belk Inc.
Term Loan, 7.45%, (3M LIBOR + 4.75%), 11/18/22 (g)	9,667	7,772
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (g)	4,442	3,978
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (g)	9,645	9,619
		27,309
Energy 0.1%
Talen Energy Supply LLC
Term Loan B-1, 6.50%, (3M LIBOR + 4.00%), 07/15/23 (g)	2,940	2,909
Health Care 0.4%
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (g)	10,419	10,380
Industrials 0.4%
Cortes NP Acquisition Corp.
Term Loan B, 6.63%, (3M LIBOR + 4.00%), 11/30/23 (g)	3,385	3,173
	Shares/Par[1]	Value ($)
West Corp.
Term Loan, 6.63%, (3M LIBOR + 4.00%), 10/03/24 (g)	6,531	6,115
		9,288
Information Technology 0.6%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (g)	6,084	5,860
MH Sub I LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/09/24 (g)	7,200	7,092
		12,952
Total Senior Loan Interests (cost $73,267)		71,370
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
U.S. Treasury Securities 8.7%
U.S. Treasury Bond
3.00%, 02/15/49	10,000	10,383
U.S. Treasury Note
1.00%, 06/30/19	20,000	19,928
2.25%, 03/31/20	30,000	29,953
2.50%, 05/31/20 - 06/30/20	40,000	40,053
2.38%, 03/15/21	40,000	40,075
2.75%, 04/30/23 - 05/31/23	40,000	40,822
2.88%, 05/31/25	20,000	20,663
Total Government And Agency Obligations (cost $199,942)		201,877
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (i) (j) (k) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 8.3%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (m) (n)	79,738	79,738
Securities Lending Collateral 4.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (m) (n)	112,699	112,699
Total Short Term Investments (cost $192,437)		192,437
Total Investments 103.9% (cost $2,330,357)		2,404,380
Other Assets and Liabilities, Net (3.9)%		(89,359)
Total Net Assets 100.0%		2,315,021

(a) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $435,975 and 18.8%, respectively.

(b) Non-income producing security.

(c) All or a portion of the security was on loan.

(d) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
General Motors Co. Escrow	04/25/11	—	1	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 91.4%
Belgium 1.9%
Barco NV	23	3,592
Ontex Group NV (a)	345	7,766
		11,358
Bermuda 6.8%
Arch Capital Group Ltd. (b)	418	13,523
Axis Capital Holdings Ltd.	32	1,759
Liberty Latin America Ltd. - Class A (b)	620	11,983
Liberty Latin America Ltd. - Class C (b)	251	4,888
RenaissanceRe Holdings Ltd.	67	9,629
		41,782
Brazil 1.1%
Camil Alimentos SA	1,642	2,851
Grendene SA	771	1,660
M Dias Branco SA	201	2,207
		6,718
Canada 8.0%
Badger Daylighting Ltd. (a)	84	2,540
Canaccord Genuity Group Inc.	536	2,343
Canada Goose Holdings Inc. (a) (b)	28	1,365
Canadian Western Bank	132	2,766
Fairfax Financial Holdings Ltd.	31	14,510
Fairfax India Holdings Corp. (b)	1,287	18,017
Gran Tierra Energy Inc. (b)	540	1,229
Mullen Group Ltd	191	1,717
North West Co. Inc.	72	1,551
Russel Metals Inc.	59	1,031
ShawCor Ltd.	126	1,888
		48,957
China 3.6%
58.Com Inc. - Class A - ADR (b)	251	16,512
China ZhengTong Auto Services Holdings Ltd. (a)	2,199	1,229
Hollysys Automation Technologies Ltd.	139	2,902
Shanghai Haohai Biological Technology Co. Ltd. - Class H	245	1,550
		22,193
Denmark 5.2%
ISS A/S (a)	470	14,333
Matas A/S	120	1,186
Nilfisk Holding A/S (a) (b)	89	3,506
Scandinavian Tobacco Group A/S (a)	1,060	13,243
		32,268
Finland 1.5%
Huhtamaki Oyj - Class I	113	4,214
Outotec Oyj (b)	172	756
Uponor Oyj	382	4,376
		9,346
France 4.2%
Beneteau SA	55	644
Elior (a)	1,098	14,725
Elis SA (a)	509	8,187
Maisons Du Monde SA	56	1,091
Nexans SA	42	1,257
		25,904
Germany 2.5%
Gerresheimer AG	50	3,779
Jenoptik AG	88	3,272
Rational AG	6	3,590
Stabilus SA	38	1,839
Zooplus AG (b)	23	2,681
		15,161
Greece 0.6%
Diana Shipping Inc. (b)	1,398	3,942
Hong Kong 6.0%
Goodbaby International Holdings Ltd.	6,480	1,886
Greatview Aseptic Packaging Co. Ltd.	2,611	1,594
Hang Lung Group Ltd.	5,365	17,262
Johnson Electric Holdings Ltd.	336	783
	Shares/Par[1]	Value ($)
PAX Global Technology Ltd. (a)	3,672	1,713
Techtronic Industries Co.	713	4,813
Value Partners Group Ltd.	3,287	2,562
VTech Holdings Ltd.	269	2,754
Xtep International Holdings Ltd.	5,212	3,733
		37,100
India 0.5%
DCB Bank Ltd.	580	1,717
Welspun India Ltd.	1,196	1,031
		2,748
Indonesia 0.2%
XL Axiata Tbk PT (b)	7,221	1,374
Ireland 3.7%
Grafton Group Plc	724	7,628
Green REIT Plc	2,333	3,931
Total Produce Plc	5,874	11,215
		22,774
Italy 1.5%
Interpump Group SpA	120	3,922
Technogym SpA	365	4,504
Tod's SpA (a)	20	950
		9,376
Japan 9.5%
Anicom Holdings Inc. (a)	95	2,571
Asahi Co. Ltd. (a)	77	1,069
Asics Corp.	242	3,238
Bandai Namco Holdings Inc.	172	8,064
BML Inc.	152	4,405
Bunka Shutter Co. Ltd.	258	1,867
Daibiru Corp.	216	2,047
Descente Ltd. (a)	41	1,081
Dowa Holdings Co. Ltd. (a)	77	2,531
Fuji Oil Holdings Inc.	129	4,418
Gulliver International Co. Ltd. (a)	443	1,287
Idec Corp.	128	2,196
Kobayashi Pharmaceutical Co. Ltd.	33	2,813
Meitec Corp.	78	3,563
Morita Holdings Corp.	111	1,827
N Field Co. Ltd. (a)	151	1,027
Nichiha Corp.	17	473
Nihon Parkerizing Co. Ltd.	143	1,788
Square Enix Holdings Co. Ltd. (a)	48	1,688
Tadano Ltd.	186	1,764
TechnoPro Holdings Inc.	49	2,908
Tsumura & Co.	143	4,362
Zojirushi Corp. (a)	155	1,612
		58,599
Luxembourg 0.5%
Grand City Properties SA	126	3,033
Netherlands 1.9%
Aalberts Industries NV	31	1,069
Accell Group (a)	63	1,748
Arcadis NV (a)	157	2,440
Intertrust NV	199	3,740
PostNL NV (a)	1,120	2,870
		11,867
Norway 0.1%
XXL ASA (a)	226	750
Poland 0.3%
CCC SA	36	2,012
Singapore 1.1%
Haw Par Corp. Ltd.	203	2,002
Straits Trading Co. Ltd.	2,687	4,525
		6,527
South Korea 0.7%
BNK Financial Group Inc.	282	1,658
DGB Financial Group Inc.	404	2,911
		4,569
Spain 4.3%
Construcciones y Auxiliar de Ferrocarriles SA	72	3,465
Lar Espana Real Estate Socimi SA	1,098	9,187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Zardoya Otis SA (a)	1,667	13,811
		26,463
Sweden 4.8%
Cloetta Fazer AB - Class B	4,189	10,840
Dometic Group AB	267	2,106
Duni AB	82	884
Dustin Group AB (a)	847	7,956
Granges AB	222	2,293
Tethys Oil AB	114	929
Thule Group AB (a) (c)	207	4,681
		29,689
Switzerland 1.6%
Bucher Industries AG	12	3,919
Logitech International SA (a)	52	2,057
Luxoft Holding Inc. - Class A (b)	41	2,389
Tecan Group AG	5	1,199
		9,564
Taiwan 2.7%
Chicony Electronics Co. Ltd.	1,094	2,547
Giant Manufacturing Co. Ltd.	571	4,080
King Yuan Electronics Co. Ltd.	4,439	3,798
Merida Industry Co. Ltd.	409	2,287
Tripod Technology Corp.	1,194	3,869
		16,581
United Arab Emirates 1.4%
Borr Drilling Ltd. (a) (b)	2,847	8,838
United Kingdom 14.4%
Bellway Plc	25	991
Biffa Plc	4,257	12,342
Bovis Homes Group Plc	66	914
Card Factory Plc	532	1,247
Clarkson Plc	449	13,906
De La Rue Plc	219	1,102
Greggs Plc	151	3,627
Headlam Group Plc	2,026	11,738
John Wood Group Plc	2,054	13,573
Man Group Plc	2,005	3,539
Oxford Instruments Plc	151	1,929
PageGroup Plc	1,128	6,909
RPC Group Plc	1,074	11,053

	Shares/Par[1]	Value ($)
SIG Plc	1,223	2,261
Sthree Plc	1,048	3,681
		88,812
United States of America 0.8%
OneSpaWorld Holdings Ltd. (b)	345	4,709
Total Common Stocks (cost $561,964)		563,014
PREFERRED STOCKS 0.3%
Brazil 0.3%
Alpargatas SA	412	1,597
Total Preferred Stocks (cost $921)		1,597
WARRANTS 0.0%
United States of America 0.0%
OneSpaWorld Holdings Ltd. (b) (c) (d) (e)	60	208
Total Warrants (cost $0)		208
SHORT TERM INVESTMENTS 9.8%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	42,825	42,825
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (g)	17,521	17,521
Total Short Term Investments (cost $60,346)		60,346
Total Investments 101.5% (cost $623,231)		625,165
Other Assets and Liabilities, Net (1.5)%		(9,336)
Total Net Assets 100.0%		615,829

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OneSpaWorld Holdings Ltd.	03/15/19	—	208	—
Thule Group AB	08/27/15	2,924	4,681	0.8
		2,924	4,889	0.8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 87.4%
Communication Services 10.8%
AT&T Inc.	285	8,953
Charter Communications Inc. - Class A (a)	69	24,052
Comcast Corp. - Class A	404	16,148
Cumulus Media Inc. - Class A (a)	17	308
Cumulus Media Inc. - Class B (a)	25	433
Discovery Inc. - Class C (a)	383	9,746
DISH Network Corp. - Class A (a)	236	7,468
Koninklijke KPN NV	2,197	6,967
T-Mobile US Inc. (a)	194	13,378
Walt Disney Co.	218	24,193
		111,646
Consumer Discretionary 5.3%
General Motors Co.	355	13,178
Goodyear Tire & Rubber Co.	199	3,608
Lennar Corp. - Class A	184	9,052
Newell Brands Inc.	793	12,163
PVH Corp.	65	7,915
Toll Brothers Inc.	155	5,625
TRU Kids Inc. (a) (b) (c) (d)	1	2,699
		54,240
Consumer Staples 6.6%
Altria Group Inc.	189	10,870
British American Tobacco Plc - ADR	101	4,208
British American Tobacco Plc	368	15,303
Energizer Holdings Inc.	142	6,389
Imperial Brands Plc	124	4,253
Kroger Co.	585	14,402
Walgreens Boots Alliance Inc.	198	12,534
		67,959
Energy 10.5%
Anadarko Petroleum Corp.	249	11,333
Baker Hughes a GE Co. LLC - Class A	471	13,048
BP Plc	1,040	7,564
Kinder Morgan Inc.	910	18,212
Marathon Oil Corp.	887	14,825
McDermott International Inc. (a)	209	1,554
Plains GP Holdings LP - Class A (a)	312	7,778
Royal Dutch Shell Plc - Class A	367	11,520
Royal Dutch Shell Plc - Class A	262	8,215
Williams Cos. Inc.	503	14,457
		108,506
Financials 21.9%
Alleghany Corp. (a)	30	18,278
Ally Financial Inc.	227	6,232
American International Group Inc.	447	19,262
Barclays Plc	2,860	5,758
Brighthouse Financial Inc. (a)	185	6,717
Cadence Bancorp LLC - Class A	152	2,823
Capital One Financial Corp.	159	12,969
Chubb Ltd.	114	15,969
CIT Group Inc.	219	10,516
Citigroup Inc.	287	17,830
Citizens Financial Group Inc.	534	17,361
Hartford Financial Services Group Inc.	301	14,961
Independent Bank Group Inc.	42	2,168
JPMorgan Chase & Co.	232	23,464
MetLife Inc.	285	12,142
Synovus Financial Corp.	127	4,380
Voya Financial Inc.	279	13,914
Wayne Services Legacy Inc. (a) (b) (c) (d)	1	197
Wells Fargo & Co.	416	20,122
		225,063
Health Care 12.4%
Celgene Corp. (a)	66	6,195
CVS Health Corp.	239	12,888
Eli Lilly & Co.	122	15,796
GlaxoSmithKline Plc	247	5,119
Medtronic Plc	414	37,732
Merck & Co. Inc.	258	21,471
	Shares/Par[1]	Value ($)
Novartis AG - ADR	291	27,995
		127,196
Industrials 6.5%
BAE Systems Plc	1,441	9,057
CNH Industrial NV	694	7,067
Fluor Corp.	187	6,866
General Electric Co.	1,098	10,965
Huntington Ingalls Industries Inc.	12	2,421
Johnson Controls International Plc	374	13,804
Sensata Technologies Holding Plc (a)	350	15,756
Wabtec Corp.	6	435
		66,371
Information Technology 9.8%
Cisco Systems Inc.	371	20,022
Cognizant Technology Solutions Corp. - Class A	240	17,416
Hewlett Packard Enterprise Co.	611	9,423
Red Hat Inc. (a)	57	10,469
Samsung Electronics Co. Ltd.	424	16,682
Symantec Corp.	745	17,129
Western Digital Corp.	211	10,136
		101,277
Materials 1.7%
International Paper Co.	293	13,561
Warrior Met Coal Inc.	26	799
WestRock Co.	91	3,486
		17,846
Real Estate 1.3%
Alexander's Inc.	8	3,009
Vornado Realty Trust	158	10,647
		13,656
Utilities 0.6%
Vistra Energy Corp.	238	6,198
Total Common Stocks (cost $812,493)		899,958
WARRANTS 0.0%
Avaya Holdings Corp. (a) (b)	39	63
Total Warrants (cost $92)		63
CORPORATE BONDS AND NOTES 2.8%
Communication Services 1.4%
Frontier Communications Corp.
10.50%, 09/15/22	6,439	4,907
11.00%, 09/15/25	7,214	4,752
iHeartCommunications Inc.
0.00%, 12/15/19 (a) (e)	7,449	5,294
		14,953
Energy 0.2%
McDermott Escrow 1 Inc.
10.63%, 05/01/24 (f)	2,878	2,394
Information Technology 1.2%
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	5,300	5,182
Veritas US Inc.
7.50%, 02/01/23 (f)	831	799
10.50%, 02/01/24 (f)	6,822	6,093
		12,074
Total Corporate Bonds And Notes (cost $34,461)		29,421
SENIOR LOAN INTERESTS 0.8%
Consumer Discretionary 0.3%
Cumulus Media New Holdings Inc.
Term Loan, 7.00%, (3M LIBOR + 4.50%), 05/15/22 (g)	3,173	3,115
Financials 0.5%
Veritas Bermuda Ltd.
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 01/27/23 (g)	3,858	3,562
Term Loan B, 7.30%, (3M LIBOR + 4.50%), 01/27/23 (g)	1,269	1,172
		4,734
Total Senior Loan Interests (cost $7,943)		7,849
OTHER EQUITY INTERESTS 0.0%
Avaya Inc. Escrow (a) (b) (c) (d) (h)	3,140	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Avaya Inc. Escrow (a) (b) (c) (d) (h)	546	—
Avaya Inc. Escrow (a) (b) (c) (d) (h)	4,317	—
Avaya Inc. Escrow (a) (b) (c) (d) (h)	1,008	—
Avaya Inc. Escrow (a) (b) (c) (d) (h)	9,561	—
Texas Competitive Electric Holdings Co. LLC Escrow (a) (h)	11,682	43
Tribune Co. Escrow Litigation Interests (a) (b) (c) (d) (h)	49	—
Total Other Equity Interests (cost $0)		43
SHORT TERM INVESTMENTS 8.5%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (i) (j)	81,671	81,671
Treasury Securities 0.6%
U.S. Treasury Bill
2.49%, 07/05/19 (k)	3,000	2,981
2.41%, 08/15/19 (k)	3,000	2,973
		5,954
Total Short Term Investments (cost $87,624)		87,625
Total Investments 99.5% (cost $942,613)		1,024,959
Other Derivative Instruments 0.1%		828
Other Assets and Liabilities, Net 0.4%		4,086
Total Net Assets 100.0%		1,029,873

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(f) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $14,468 and 1.4%, respectively.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(k) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	01/24/18	—	—	—
Avaya Inc. Escrow	01/11/18	—	—	—
Avaya Inc. Escrow	12/27/17	—	—	—
Avaya Inc. Escrow	12/26/17	—	—	—
Tribune Co. Escrow Litigation Interests	05/21/18	—	—	—
TRU Kids Inc.	02/25/19	4,823	2,699	0.3
Wayne Services Legacy Inc.	02/25/19	352	197	—
		5,175	2,896	0.3

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	04/18/19	EUR	39	44	—
EUR/USD	HSB	04/18/19	EUR	27	30	—
KRW/USD	HSB	04/12/19	KRW	275,292	243	(1)
KRW/USD	HSB	04/12/19	KRW	275,292	243	—
USD/EUR	BOA	04/18/19	EUR	(14,943)	(16,781)	120
USD/EUR	HSB	04/18/19	EUR	(251)	(282)	4
USD/GBP	BOA	04/24/19	GBP	(21,923)	(28,548)	586
USD/KRW	HSB	04/12/19	KRW	(19,101,023)	(16,833)	119
					(61,884)	828

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.9%
Academic Loan Funding Trust
Series 2012-A2-1A, 3.59%, (1M USD LIBOR + 1.10%), 12/27/44 (a) (b)	4,934	4,958
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 08/25/36 (a)	426	418
ACIS CLO Ltd.
Series 2014-A-4A, 4.16%, (3M USD LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,067
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 4.33%, 04/25/35 (a)	87	86
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 4.29%, (1M USD LIBOR + 1.80%), 08/25/32 (a)	14	12
AptarGroup Inc.
Series 2018-A-FL1, 3.63%, (1M USD LIBOR + 1.15%), 02/15/24 (a) (b)	5,600	5,590
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 5.33%, (1M USD LIBOR + 2.85%), 04/15/33 (a)	—	—
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	21	20
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 4.35%, 09/25/35 (a)	154	149
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 3.38%, 08/17/21 (b)	1,896	1,882
Bank of America Student Loan Trust
Series 2010-A-1A, 3.57%, (3M USD LIBOR + 0.80%), 02/25/43 (a) (b)	763	766
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.61%, (3M USD LIBOR + 0.85%), 01/27/28 (a) (b)	5,250	5,209
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 4.60%, 12/25/35 (a)	452	377
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 3.90%, (12M US Federal Reserve Cumulative Average CMT + 1.50%), 09/25/35 (a)	87	86
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 4.36%, (1M USD LIBOR + 1.88%), 06/25/34 (a)	56	54
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.75%, (3M EURIBOR + 2.75%), 05/22/20, EUR (a) (c) (d) (e)	2,075	2,328
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 3.70%, (3M USD LIBOR + 0.91%), 12/31/27 (a) (b)	7,850	7,818
ECMC Group Student Loan Trust
Series 2016-A-1A, 3.84%, (1M USD LIBOR + 1.35%), 02/25/29 (a) (b)	3,883	3,920
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 3.62%, (3M USD LIBOR + 0.85%), 07/25/23 (a) (b)	96	96
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 3.84%, (1M USD LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,606
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 3.49%, (1M USD LIBOR + 1.00%), 04/25/33 (a) (b)	3,401	3,416
Exantas Capital Corp. Ltd.
Series 2018-A-RSO6, 3.31%, (1M USD LIBOR + 0.83%), 02/15/21 (a) (b)	3,950	3,935
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	17	17
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	105	108
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 2.72%, (1M USD LIBOR + 0.23%), 05/25/37 (a)	2,337	1,607
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 3.91%, (3M USD LIBOR + 1.13%), 04/18/26 (a) (b)	1,119	1,119
	Shares/Par[1]	Value ($)
Impac CMB Trust
Series 2004-2A-10, REMIC, 3.13%, (1M USD LIBOR + 0.64%), 03/25/35 (a) (e)	44	41
KREF Ltd.
Series 2018-A-FL1, 3.58%, (1M USD LIBOR + 1.10%), 06/17/36 (a) (b)	3,725	3,719
London Wall Mortgage Capital Plc
Series 2017-A-FL1, 1.72%, (3M GBP LIBOR + 0.85%), 11/15/49, GBP (a)	2,654	3,445
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 2.67%, (1M USD LIBOR + 0.18%), 12/25/36 (a)	1,257	1,197
Madison Park Funding XXX Ltd.
Series 2018-A-30A, 3.54%, (3M USD LIBOR + 0.75%), 04/16/29 (a) (b)	7,700	7,565
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 4.48%, 10/25/34 (a)	83	83
Series 2004-1A1-15, REMIC, 4.75%, 12/25/34 (a)	34	34
Series 2006-4A1B-OA2, REMIC, 3.60%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 12/25/46 (a)	1,133	1,687
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.99%, 10/25/32 (a)	82	81
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 3.53%, (1M USD LIBOR + 1.05%), 04/20/29 (a)	3,100	3,110
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 4.62%, 08/25/34 (a)	31	31
Series 2006-2A3-3AR, REMIC, 4.15%, 03/25/36 (a)	603	516
Navient Student Loan Trust
Series 2016-A-7A, 3.64%, (1M USD LIBOR + 1.15%), 12/25/28 (a) (b)	3,853	3,887
Series 2016-A-5A, 3.74%, (1M USD LIBOR + 1.25%), 12/25/28 (a) (b)	8,589	8,704
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,901
Nelnet Student Loan Trust
Series 2006-A6-1, 3.10%, (3M USD LIBOR + 0.45%), 08/25/36 (a) (b)	5,450	5,336
Northstar Education Finance Inc.
Series 2007-A1-1, 2.86%, (3M USD LIBOR + 0.10%), 04/28/30 (a)	591	588
OFSI Fund VII Ltd.
Series 2014-AR-7A, 3.68%, (3M USD LIBOR + 0.90%), 10/19/26 (a) (b)	964	963
OREC Ltd.
Series 2018-A-CRE1, 3.66%, (1M USD LIBOR + 1.18%), 06/16/36 (a) (b)	2,800	2,800
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 3.93%, (3M USD LIBOR + 1.13%), 01/01/24 (a)	766	771
ReadyCap Commercial Mortgage Trust
Series 2018-A-FL2, 3.34%, (1M USD LIBOR + 0.85%), 04/25/22 (a) (b)	1,364	1,361
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 3.40%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 01/25/46 (a)	460	413
Ripon Mortgages Plc
Series A1-1X, 1.66%, (3M GBP LIBOR + 0.80%), 02/20/22, GBP (a)	565	732
Series A2-1X, 1.66%, (3M GBP LIBOR + 0.80%), 02/20/22, GBP (a)	6,696	8,677
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	17
Scholar Funding Trust
Series 2010-A-A, 3.51%, (3M USD LIBOR + 0.75%), 04/28/35 (a) (b)	1,304	1,292
SLM Student Loan Trust
Series 2007-A4-7, 3.10%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,692	1,662
Series 2007-A4-2, 2.83%, (3M USD LIBOR + 0.06%), 07/25/22 (a)	4,705	4,588

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2008-A4-4, 4.42%, (3M USD LIBOR + 1.65%), 07/25/22 (a)	1,572	1,591
Series 2008-A3-2, 3.52%, (3M USD LIBOR + 0.75%), 04/25/23 (a)	665	661
Series 2008-A4-8, 4.27%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,038	1,048
Series 2008-A4-6, 3.87%, (3M USD LIBOR + 1.10%), 07/25/23 (a)	2,463	2,479
Series 2008-A4-5, 4.47%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	3,067	3,099
Series 2005-A3-4, 2.89%, (3M USD LIBOR + 0.12%), 01/25/27 (a)	2,899	2,883
Series 2003-A5A-1, 2.72%, (3M USD LIBOR + 0.11%), 12/15/32 (a) (b)	3,338	3,205
Series 2003-A5A-7A, 3.81%, (3M USD LIBOR + 1.20%), 12/15/33 (a) (b)	3,530	3,531
Station Place Securitization Trust
Series 2015-A-2, 3.04%, (1M USD LIBOR + 1.05%), 07/15/19 (a) (b) (c)	2,000	2,000
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 4.39%, 08/25/35 (a)	36	36
TPG Real Estate Finance Issuer Ltd.
Series 2018-A-FL2, 3.61%, (1M USD LIBOR + 1.13%), 11/15/37 (a) (b)	4,300	4,300
Tryon Park CLO Ltd.
Series 2013-A1SR-1A, 3.68%, (3M USD LIBOR + 0.89%), 04/16/29 (a) (b)	5,460	5,415
Warwick Finance Residential Mortgages Number One Plc
Series A-1, 1.84%, (3M GBP LIBOR + 1.00%), 09/21/49, GBP (a)	2,641	3,440
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 4.05%, 06/25/34 (a)	132	131
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 4.67%, 04/25/36 (a) (e)	25	25
WhiteHorse VIII Ltd.
Series 2014-AR-1A, 3.64%, 05/01/26 (b)	1,592	1,590
Total Non-U.S. Government Agency Asset-Backed Securities (cost $153,649)		154,290
CORPORATE BONDS AND NOTES 39.7%
Communication Services 5.1%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	493
AT&T Inc.
3.00%, 06/30/22 (f)	2,400	2,407
3.60%, 02/17/23	2,100	2,142
4.45%, 04/01/24	800	841
3.40%, 05/15/25	4,150	4,104
4.35%, 03/01/29	450	460
5.45%, 03/01/47	500	534
Charter Communications Operating LLC
4.46%, 07/23/22	1,950	2,017
4.50%, 02/01/24	3,100	3,230
4.91%, 07/23/25	1,700	1,793
Comcast Corp.
3.70%, 04/15/24	3,400	3,510
3.38%, 08/15/25	2,275	2,309
3.30%, 02/01/27	562	560
3.15%, 02/15/28	725	709
4.15%, 10/15/28	1,400	1,476
4.25%, 10/15/30	1,075	1,143
Digicel Ltd.
6.75%, 03/01/23 (b) (f)	1,350	867
Fox Corp.
4.03%, 01/25/24 (b)	650	674
4.71%, 01/25/29 (b)	550	589
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (b)	1,500	1,459
Sprint Corp.
7.63%, 02/15/25	900	918
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,372
	Shares/Par[1]	Value ($)
4.57%, 04/27/23	1,300	1,369
Time Warner Cable Inc.
5.88%, 11/15/40	425	442
5.50%, 09/01/41	71	70
Verizon Communications Inc.
3.50%, 11/01/24	2,350	2,404
4.33%, 09/21/28	2,834	2,998
5.25%, 03/16/37	550	620
5.01%, 04/15/49	1,413	1,542
Vodafone Group Plc
3.75%, 01/16/24	2,950	2,973
Walt Disney Co.
6.15%, 03/01/37 (d) (e)	300	391
Wind Tre SpA
5.00%, 01/20/26 (b)	1,050	956
		49,372
Consumer Discretionary 1.0%
Amazon.com Inc.
3.88%, 08/22/37	725	758
Apple Inc.
2.75%, 01/13/25	1,650	1,641
Bacardi Ltd.
5.30%, 05/15/48 (b)	1,200	1,152
Dollar Tree Inc.
4.00%, 05/15/25	1,050	1,063
4.20%, 05/15/28	1,125	1,119
Expedia Inc.
3.80%, 02/15/28	925	892
Home Depot Inc.
3.90%, 12/06/28	1,100	1,169
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (g) (h)	99	—
Starbucks Corp.
3.80%, 08/15/25	1,725	1,779
		9,573
Consumer Staples 1.9%
Altria Group Inc.
3.80%, 02/14/24	1,825	1,858
4.40%, 02/14/26	25	26
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,067
4.75%, 01/23/29	1,750	1,864
4.70%, 02/01/36 (b)	975	976
4.90%, 02/01/46 (b)	1,025	1,032
4.60%, 04/15/48	650	625
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,546
Constellation Brands Inc.
3.38%, (3M USD LIBOR + 0.70%), 11/15/21 (a)	1,850	1,852
4.40%, 11/15/25	675	708
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (b)	1,425	1,466
Post Holdings Inc.
5.75%, 03/01/27 (b)	1,550	1,557
Reynolds American Inc.
4.45%, 06/12/25	325	331
Walmart Inc.
4.05%, 06/29/48	725	775
		18,683
Energy 5.2%
Anadarko Petroleum Corp.
6.45%, 09/15/36	625	721
BP Capital Markets America Inc.
4.23%, 11/06/28	1,100	1,178
Cenovus Energy Inc.
4.25%, 04/15/27 (f)	925	910
Concho Resources Inc.
4.30%, 08/15/28	925	955
Continental Resources Inc.
4.50%, 04/15/23	4,375	4,530
4.38%, 01/15/28	250	257
Devon Energy Corp.
5.85%, 12/15/25	452	512
4.75%, 05/15/42	800	808

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Diamondback Energy Inc.
4.75%, 11/01/24	1,975	2,026
Energy Transfer Operating LP
5.50%, 06/01/27	1,400	1,519
5.25%, 04/15/29	1,125	1,208
Energy Transfer Partners LP
4.65%, 06/01/21	725	746
4.20%, 09/15/23	1,775	1,836
4.95%, 06/15/28	325	342
5.30%, 04/15/47	700	690
6.00%, 06/15/48	490	530
EQT Midstream Partners LP
4.75%, 07/15/23	3,250	3,316
Gazprom Capital SA
7.29%, 08/16/37 (d) (e)	100	118
Gazprom OAO Via Gaz Capital SA
5.15%, 02/11/26 (d) (e)	940	955
Genesis Energy LP
6.50%, 10/01/25	800	780
Halliburton Co.
3.80%, 11/15/25	275	281
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (f)	2,125	2,152
Marathon Oil Corp.
4.40%, 07/15/27	1,175	1,211
Marathon Petroleum Corp.
3.80%, 04/01/28 (b)	625	620
MPLX LP
4.80%, 02/15/29	500	526
4.50%, 04/15/38	775	738
4.70%, 04/15/48	325	311
5.50%, 02/15/49	1,275	1,363
ONEOK Inc.
4.55%, 07/15/28	350	362
Petrobras Global Finance BV
6.90%, 03/19/49	190	188
Petroleos Mexicanos
6.50%, 03/13/27	360	362
6.38%, 01/23/45	244	216
6.75%, 09/21/47	20	18
6.35%, 02/12/48	130	115
Phillips 66
3.90%, 03/15/28	1,750	1,785
Pioneer Natural Resources Co.
3.95%, 07/15/22	480	494
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,286
3.85%, 10/15/23	800	812
4.50%, 12/15/26	1,450	1,492
Reliance Industries Ltd.
4.13%, 01/28/25	250	254
3.67%, 11/30/27 (b)	440	429
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,809
5.63%, 04/15/23 - 03/01/25	2,250	2,466
Shell International Finance BV
4.55%, 08/12/43	825	919
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	516
5.40%, 10/01/47	1,150	1,148
Valero Energy Corp.
4.35%, 06/01/28	750	779
Western Gas Partners LP
3.95%, 06/01/25	1,150	1,135
Williams Partners LP
3.60%, 03/15/22	1,245	1,263
3.90%, 01/15/25	1,550	1,583
		50,570
Financials 14.6%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	400	377
AerCap Ireland Capital DAC
4.63%, 07/01/22	2,175	2,246
3.30%, 01/23/23	1,600	1,573
	Shares/Par[1]	Value ($)
4.88%, 01/16/24	800	832
AIB Group Plc
4.75%, 10/12/23 (b)	2,425	2,496
Altice Financing SA
6.63%, 02/15/23 (b)	1,100	1,124
American International Group Inc.
3.90%, 04/01/26	2,000	2,010
4.20%, 04/01/28	775	785
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	850	849
Banco do Brasil SA
9.00%, (callable at 100 beginning 06/18/24) (f) (i)	200	211
Banco Santander SA
4.25%, 04/11/27	400	402
Bank of America Corp.
3.86%, 07/23/24	2,450	2,515
4.20%, 08/26/24	100	104
3.25%, 10/21/27	1,875	1,837
4.18%, 11/25/27	3,725	3,785
3.82%, 01/20/28 (a)	1,575	1,598
4.27%, 07/23/29	1,475	1,536
Barclays Plc
4.61%, 02/15/23 (j)	2,400	2,451
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	1,900	1,915
4.25%, 12/15/25 (b)	2,000	2,021
BNP Paribas SA
3.50%, 03/01/23 (b)	3,650	3,653
3.38%, 01/09/25 (b)	975	956
BPCE SA
4.00%, 09/12/23 (b)	1,950	1,983
4.63%, 09/12/28 (b)	975	1,022
CIT Group Inc.
5.25%, 03/07/25	850	905
Citibank NA
3.05%, 05/01/20	2,825	2,835
Citigroup Inc.
3.40%, 05/01/26	4,925	4,914
4.30%, 11/20/26	200	205
4.13%, 07/25/28	475	478
Cooperatieve Rabobank U.A.
3.13%, 04/26/21	1,775	1,783
3.19%, (3M USD LIBOR + 0.43%), 04/26/21 (a)	1,450	1,454
Credit Suisse AG
6.50%, 08/08/23 (b)	400	428
Credit Suisse Group AG
4.28%, 01/09/28 (b)	2,059	2,084
3.87%, 01/12/29 (b)	303	297
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	699	730
Dell EMC
5.45%, 06/15/23 (b)	1,125	1,197
6.02%, 06/15/26 (b)	800	860
8.35%, 07/15/46 (b)	575	694
Deutsche Bank AG
2.70%, 07/13/20	1,800	1,780
Discover Bank
8.70%, 11/18/19	551	571
Discover Financial Services
3.85%, 11/21/22	1,499	1,537
GE Capital International Funding Co.
3.37%, 11/15/25	2,625	2,552
General Electric Capital Corp.
3.10%, 01/09/23	575	571
Glencore Funding LLC
4.13%, 03/12/24 (b)	1,875	1,894
Great-West Lifeco Financial Inc.
4.05%, 05/17/28 (b)	625	658
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,275	2,280
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	875	868
3.80%, 03/11/25 (j)	1,475	1,496
Huarong Finance II Co. Ltd.
5.00%, 11/19/25	210	219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Huntington Bancshares Inc.
4.00%, 05/15/25	1,625	1,689
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (i)	2,575	2,600
2.97%, 01/15/23	2,275	2,277
4.02%, 12/05/24	4,675	4,847
3.96%, 01/29/27	2,050	2,118
3.78%, 02/01/28 (a)	3,300	3,363
JPMorgan Chase Bank NA
3.51%, 01/23/29	1,850	1,836
3.88%, 07/24/38 (a)	150	147
Level 3 Financing Inc.
5.63%, 02/01/23	2,400	2,427
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	1,200	1,272
MetLife Inc.
4.05%, 03/01/45	300	300
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	604	605
Morgan Stanley
4.18%, (3M USD LIBOR + 1.40%), 10/24/23 (a)	1,625	1,648
3.74%, 04/24/24	1,475	1,504
3.88%, 04/29/24	1,150	1,183
3.70%, 10/23/24	3,000	3,055
4.00%, 07/23/25	150	155
3.63%, 01/20/27	150	150
4.43%, 01/23/30	2,100	2,217
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/47 (b)	1,700	1,655
Nuveen LLC
4.00%, 11/01/28 (b)	775	825
Petrobras Global Finance BV
5.75%, 02/01/29	40	40
Royal Bank of Canada
3.14%, (3M USD LIBOR + 0.39%), 04/30/21 (a)	1,700	1,703
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a) (j)	2,035	2,022
3.88%, 09/12/23	1,479	1,486
4.52%, 06/25/24 (a) (j)	1,975	2,017
4.27%, 03/22/25 (j)	1,225	1,239
4.89%, 05/18/29 (j)	200	208
Sasol Financing USA LLC
5.88%, 03/27/24	200	212
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,284
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	1,275	1,314
SunTrust Bank
2.59%, 01/29/21	2,500	2,495
Swiss Re Finance Luxembourg SA
5.00%, 04/02/49 (b) (k)	800	809
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,325	2,334
3.93%, 04/23/21 (b)	2,880	2,897
4.44%, 04/24/23 (b)	1,055	1,077
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	715
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,299
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,681
4.15%, 01/24/29	800	837
Westpac Banking Corp.
4.32%, 11/23/31 (a) (j)	825	816
XLIT Ltd.
4.45%, 03/31/25	1,374	1,432
		141,361
Health Care 4.2%
AbbVie Inc.
3.38%, 11/14/21	2,025	2,050
3.75%, 11/14/23	1,350	1,383
Acadia Pharmaceuticals Inc.
5.63%, 02/15/23	2,500	2,527
	Shares/Par[1]	Value ($)
Aetna Inc.
2.80%, 06/15/23	900	885
Becton Dickinson & Co.
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	1,819	1,819
2.89%, 06/06/22	2,925	2,910
3.36%, 06/06/24	525	526
4.69%, 12/15/44	925	956
4.67%, 06/06/47	350	367
Celgene Corp.
3.88%, 08/15/25	550	564
3.90%, 02/20/28	375	383
CVS Health Corp.
4.13%, 05/15/21	999	1,021
3.50%, 07/20/22	2,775	2,810
3.88%, 07/20/25	2,475	2,507
4.78%, 03/25/38	1,100	1,090
5.13%, 07/20/45	275	280
5.05%, 03/25/48	450	454
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	2,550	2,521
Elanco Animal Health Inc.
3.91%, 08/27/21 (b)	1,475	1,500
4.27%, 08/28/23 (b)	550	567
Halfmoon Parent Inc.
3.75%, 07/15/23 (b)	4,125	4,230
HCA Inc.
4.75%, 05/01/23	1,650	1,732
5.88%, 02/15/26	700	756
Pfizer Inc.
3.45%, 03/15/29	2,850	2,928
Tenet Healthcare Corp.
6.75%, 06/15/23	950	978
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	626
UnitedHealth Group Inc.
4.63%, 07/15/35	700	785
Valeant Pharmaceuticals International Inc.
9.00%, 12/15/25 (b)	1,350	1,468
9.25%, 04/01/26 (b)	450	493
		41,116
Industrials 1.1%
Avis Budget Car Rental LLC
6.38%, 04/01/24 (b)	750	763
Bombardier Inc.
7.50%, 03/15/25 (b)	450	464
General Electric Co.
2.70%, 10/09/22	200	196
Mexico City Airport Trust
4.25%, 10/31/26	300	287
3.88%, 04/30/28 (b)	420	384
3.88%, 04/30/28	200	181
5.50%, 10/31/46 - 07/31/47	424	388
5.50%, 10/31/46 - 07/31/47 (b)	570	527
Northrop Grumman Corp.
2.93%, 01/15/25	2,250	2,221
3.25%, 01/15/28	900	885
4.75%, 06/01/43	425	462
Roper Technologies Inc.
4.20%, 09/15/28	1,275	1,320
TransDigm Inc.
6.50%, 05/15/25	150	152
6.38%, 06/15/26	800	792
United Technologies Corp.
3.33%, (3M USD LIBOR + 0.65%), 08/16/21 (a)	650	650
3.95%, 08/16/25	1,025	1,065
		10,737
Information Technology 2.7%
Apple Inc.
2.45%, 08/04/26	3,525	3,409
4.65%, 02/23/46	625	706
Broadcom Corp.
3.00%, 01/15/22	2,325	2,316
2.65%, 01/15/23	800	777
3.63%, 01/15/24	2,225	2,212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.13%, 01/15/25	450	431
Broadcom Inc.
3.13%, 10/15/22 (b)	2,525	2,513
3.63%, 10/15/24 (b)	1,825	1,811
4.25%, 04/15/26 (b)	1,425	1,414
Cisco Systems Inc.
5.50%, 01/15/40	325	414
Fiserv Inc.
3.80%, 10/01/23 (l)	625	640
4.20%, 10/01/28 (l)	950	979
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,450	1,542
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,025	1,034
Nokia Oyj
4.38%, 06/12/27	1,129	1,125
NXP BV
3.88%, 09/01/22 (b)	2,550	2,586
Oracle Corp.
4.00%, 07/15/46	1,125	1,131
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (b)	1,450	1,469
		26,509
Materials 0.7%
DowDuPont Inc.
4.21%, 11/15/23	1,400	1,465
4.49%, 11/15/25	875	933
4.73%, 11/15/28	825	891
5.42%, 11/15/48	175	199
Ecolab Inc.
3.95%, 12/01/47	134	137
Huntsman International LLC
4.50%, 05/01/29	750	747
Reynolds Group Issuer Inc.
7.00%, 07/15/24 (b)	350	360
Sherwin-Williams Co.
2.75%, 06/01/22	450	447
3.45%, 06/01/27	1,000	983
Vale Overseas Ltd.
6.25%, 08/10/26	170	186
		6,348
Real Estate 1.6%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	675	685
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	2,027
American Homes 4 Rent LP
4.90%, 02/15/29	1,100	1,137
American Tower Corp.
3.38%, 05/15/24	1,900	1,913
China Evergrande Group
8.25%, 03/23/22	230	226
8.75%, 06/28/25	280	266
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,692
ERP Operating LP
4.63%, 12/15/21	1,538	1,609
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	185
9.38%, 06/30/24	200	180
Kilroy Realty LP
4.75%, 12/15/28	925	982
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,244
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,140
4.63%, 11/01/25	1,475	1,526
3.95%, 08/15/27	650	640
		15,452
Utilities 1.6%
Alliant Energy Finance LLC
3.75%, 06/15/23 (b)	750	766
4.25%, 06/15/28 (b)	200	205
	Shares/Par[1]	Value ($)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	475	473
Consumers Energy Co.
3.95%, 05/15/43	925	958
Duke Energy Corp.
3.15%, 08/15/27	2,150	2,116
Dynegy Inc.
7.38%, 11/01/22	838	870
7.63%, 11/01/24	900	953
Florida Power & Light Co.
3.95%, 03/01/48	825	861
MidAmerican Energy Co.
3.65%, 04/15/29	1,300	1,354
NiSource Inc.
3.65%, 06/15/23	1,150	1,173
Sempra Energy
3.29%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,050	2,034
Southern California Edison Co.
3.70%, 08/01/25	1,425	1,428
4.20%, 03/01/29	975	991
Southern Co.
3.25%, 07/01/26	1,850	1,815
		15,997
Total Corporate Bonds And Notes (cost $379,701)		385,718
GOVERNMENT AND AGENCY OBLIGATIONS 51.4%
Collateralized Mortgage Obligations 0.6%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 5.79%, (1M USD LIBOR + 3.30%), 10/25/27 (a)	360	390
Interest Only, Series C45-304, 3.00%, 12/15/27 (e)	471	37
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 3.62%, (6.10% - (1M USD LIBOR * 1)), 07/15/39 (a) (e)	533	79
Interest Only, Series SW-3852, REMIC, 3.52%, (6.00% - (1M USD LIBOR * 1)), 05/15/41 (a) (e)	558	79
Interest Only, Series SE-4314, REMIC, 3.57%, (6.05% - (1M USD LIBOR * 1)), 03/15/44 (a) (e)	554	88
Interest Only, Series AS-4473, REMIC, 3.12%, (5.60% - (1M USD LIBOR * 1)), 05/15/45 (a) (e)	804	114
Interest Only, Series ST-4583, REMIC, 3.52%, (6.00% - (1M USD LIBOR * 1)), 05/15/46 (a) (e)	2,710	459
Federal National Mortgage Association
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	741	803
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	709	767
Interest Only, Series 2012-SA-5, REMIC, 3.46%, (5.95% - (1M USD LIBOR * 1)), 02/25/42 (a) (e)	627	93
Interest Only, Series 2012-SB-88, REMIC, 4.18%, (6.67% - (1M USD LIBOR * 1)), 07/25/42 (a) (e)	408	66
Series 2012-B-153, REMIC, 7.00%, 07/25/42	379	435
Series 2012-B-111, REMIC, 7.00%, 10/25/42	102	116
Government National Mortgage Association
Interest Only, Series 2010-S-101, REMIC, 3.51%, (6.00% - (1M USD LIBOR * 1)), 08/20/40 (a) (e)	1,041	161
Interest Only, Series 2013-DS-103, REMIC, 3.66%, (6.15% - (1M USD LIBOR * 1)), 07/20/43 (a) (e)	252	40
Interest Only, Series 2013-DS-134, REMIC, 3.61%, (6.10% - (1M USD LIBOR * 1)), 09/20/43 (a) (e)	275	43
Interest Only, Series 2014-SL-132, REMIC, 3.61%, (6.10% - (1M USD LIBOR * 1)), 10/20/43 (a) (e)	1,258	155
Interest Only, Series 2014-BS-133, REMIC, 3.11%, (5.60% - (1M USD LIBOR * 1)), 09/20/44 (a) (e)	328	44
Interest Only, Series 2015-MS-110, REMIC, 3.22%, (5.71% - (1M USD LIBOR * 1)), 08/20/45 (a) (e)	1,654	219
Interest Only, Series 2015-SB-112, REMIC, 3.25%, (5.74% - (1M USD LIBOR * 1)), 08/20/45 (a) (e)	394	53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Interest Only, Series 2015-SE-123, REMIC, 3.23%, (5.72% - (1M USD LIBOR * 1)), 09/20/45 (a) (e)	411	55
Interest Only, Series 2015-SP-123, REMIC, 3.76%, (6.25% - (1M USD LIBOR * 1)), 09/20/45 (a) (e)	1,371	213
Interest Only, Series 2015-QS-144, REMIC, 3.21%, (5.70% - (1M USD LIBOR * 1)), 10/20/45 (a) (e)	322	43
Interest Only, Series 2015-SD-168, REMIC, 3.71%, (6.20% - (1M USD LIBOR * 1)), 11/20/45 (a) (e)	343	55
Interest Only, Series 2016-S-6, REMIC, 3.16%, (5.65% - (1M USD LIBOR * 1)), 01/20/46 (a) (e)	459	63
Interest Only, Series 2016-SM-4, REMIC, 3.16%, (5.65% - (1M USD LIBOR * 1)), 01/20/46 (a) (e)	1,278	181
Interest Only, Series 2015-AS-57, REMIC, 3.11%, (5.60% - (1M USD LIBOR * 1)), 04/20/45 (a) (e)	2,096	268
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e)	796	106
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e)	1,261	193
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e)	80	13
		5,431
Mortgage-Backed Securities 31.3%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/28	17	19
3.00%, 03/01/32 - 03/01/43	2,456	2,467
5.00%, 03/01/26 - 06/01/41	1,267	1,364
5.18%, (12M USD LIBOR + 2.20%), 01/01/37 (a)	188	197
4.00%, 06/01/40 - 07/01/45	476	497
4.50%, 11/01/40 - 08/01/48	7,767	8,291
Federal National Mortgage Association
5.50%, 09/01/23 - 05/01/25	149	152
5.00%, 05/01/19 - 12/01/44	647	688
8.00%, 04/01/30 - 10/01/30	12	13
4.18%, (12M US Federal Reserve Cumulative Average CMT + 1.86%), 11/01/35 (a)	12	12
4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.23%), 05/01/36 (a)	97	102
4.70%, (12M US Federal Reserve Cumulative Average CMT + 2.37%), 05/01/36 (a)	104	110
4.71%, (12M US Federal Reserve Cumulative Average CMT + 2.37%), 08/01/36 (a)	101	106
4.61%, (12M US Federal Reserve Cumulative Average CMT + 2.29%), 09/01/36 (a)	80	84
4.50%, 08/01/35 - 09/01/48	12,474	13,172
3.00%, 11/01/42 - 07/01/43	2,979	2,988
3.50%, 03/01/45	25	25
4.50%, 04/01/45 - 05/01/45	5,241	5,593
4.00%, 08/01/39 - 07/01/48	25,636	26,726
TBA, 4.50%, 04/15/48 - 05/15/48 (m)	85,000	88,546
TBA, 5.00%, 04/15/48 (m)	3,000	3,172
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	54	60
4.00%, 02/20/41 - 11/20/44	1,807	1,880
4.00%, 11/20/40 - 01/20/46	22,057	22,930
TBA, 5.00%, 04/15/45 (m)	2,000	2,089
TBA, 4.50%, 04/15/48 (m)	60,000	62,302
5.00%, 03/15/41 - 02/20/49	13,605	14,268
4.50%, 02/20/48 - 01/20/49	44,437	46,239
		304,092
Municipal 1.7%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,140
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	1,059
Puerto Rico Sales Tax Financing Corp.
0.00%, 07/01/24 - 07/01/51 (n)	2,100	568
4.50%, 07/01/34	73	74
4.55%, 07/01/40	414	369
4.75%, 07/01/53	283	267
5.00%, 07/01/58	842	815
	Shares/Par[1]	Value ($)
State of California
7.95%, 03/01/36	1,290	1,352
7.63%, 03/01/40	2,390	3,620
State of Illinois
5.10%, 06/01/33	2,535	2,491
6.63%, 02/01/35	310	336
7.35%, 07/01/35	610	693
Tennessee Valley Authority
3.88%, 02/15/21	3,700	3,803
		16,587
Sovereign 2.6%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	3,313
5.25%, 01/15/28, EUR	360	296
2.26%, 12/31/38, EUR (k)	200	124
6.25%, 11/09/47, EUR	130	104
Colombia Government International Bond
4.50%, 03/15/29	300	317
5.20%, 05/15/49	510	548
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	8
14.50%, 02/10/23, DOP	600	14
8.63%, 04/20/27	216	254
11.38%, 07/06/29, DOP	300	6
Ecuador Government International Bond
7.88%, 01/23/28 (b)	370	350
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20 (f)	5,000	5,007
Inter-American Development Bank
7.00%, 06/15/25	1,500	1,846
6.75%, 07/15/27	1,800	2,275
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,254
Mexico Bonos
6.50%, 06/10/21, MXN	485	24
8.00%, 12/07/23 - 11/07/47, MXN	2,088	108
Petroleos de Venezuela SA
0.00%, 10/28/22 - 04/12/27 (d) (e) (g) (h) (o)	10,380	1,772
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	281
Republic of Honduras
8.75%, 12/16/20 (b)	370	396
Republic of South Africa
6.25%, 03/31/36, ZAR	3,960	199
South Africa Government Bond
8.00%, 01/31/30, ZAR	2,920	186
8.25%, 03/31/32, ZAR	33	2
9.00%, 01/31/40, ZAR	325	21
8.75%, 01/31/44, ZAR	17,070	1,073
Sri Lanka Government International Bond
6.85%, 11/03/25	400	403
		25,181
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (p)	13,598	13,908
U.S. Government Agency Obligations 2.1%
Federal Home Loan Bank
2.88%, 06/13/25 (q)	6,650	6,789
Federal National Mortgage Association
1.88%, 09/24/26 (q)	8,900	8,528
6.25%, 05/15/29 (q)	2,600	3,417
6.63%, 11/15/30 (q)	900	1,240
		19,974
U.S. Treasury Securities 11.7%
U.S. Treasury Bond
0.00%, 11/15/35 - 08/15/41 (n)	51,970	29,837
3.63%, 02/15/44 (r)	12,520	14,429
3.13%, 08/15/44	6,470	6,872
3.00%, 11/15/44	10,400	10,811
2.88%, 08/15/45	3,500	3,555
2.88%, 11/15/46 (r)	22,020	22,347
2.75%, 11/15/47	10,150	10,026

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Note
1.63%, 07/31/20 (r)	130	129
1.38%, 04/30/21 (r)	30	29
2.25%, 03/31/26 (m)	15,220	15,161
		113,196
Total Government And Agency Obligations (cost $493,806)		498,369
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (c) (g) (s)	1,000	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (d) (e) (g)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 8.3%
Investment Companies 7.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (t) (u)	75,641	75,641
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (t) (u)	4,835	4,835
Total Short Term Investments (cost $80,476)		80,476
Total Investments 115.3% (cost $1,107,816)		1,118,853
Total Forward Sales Commitments (2.7)% (proceeds $25,637)		(25,808)
Total Purchased Options 0.1% (cost $787)		1,385
Other Derivative Instruments (0.1)%		(1,211)
Other Assets and Liabilities, Net (12.6)%		(122,827)
Total Net Assets 100.0%		970,392

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $181,495 and 18.7%, respectively.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) All or a portion of the security was on loan.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $170,648.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) The security is a direct debt of the agency and not collateralized by mortgages.

(r) All or a portion of the security is pledged or segregated as collateral.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.7%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.7%)
Mortgage-Backed Securities (2.7%)
Federal National Mortgage Association
TBA, 4.00%, 04/15/48 (a)	(2,000)	(2,058)
Government National Mortgage Association
TBA, 4.00%, 04/15/44 (a)	(17,000)	(17,558)
	Shares/Par[1]	Value ($)
TBA, 4.00%, 05/15/46 (a)	(6,000)	(6,192)
Total Government And Agency Obligations (proceeds $25,637)		(25,808)
Total Forward Sales Commitments (2.7%) (proceeds $25,637)		(25,808)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $25,637.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.75%, 05/22/20	05/28/15	2,237	2,328	0.3
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	04/10/13	35	37	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 3.62%, 07/15/39	12/22/15	89	79	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 3.52%, 05/15/41	07/18/16	96	79	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 3.57%, 03/15/44	09/29/16	100	88	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 3.12%, 05/15/45	05/18/16	141	114	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 3.52%, 05/15/46	09/16/16	558	459	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 3.46%, 02/25/42	07/15/16	115	93	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 4.18%, 07/25/42	06/07/16	84	66	—
Gazprom Capital SA, 7.29%, 08/16/37	01/11/18	123	118	—
Gazprom OAO Via Gaz Capital SA, 5.15%, 02/11/26	02/07/19	940	955	0.1
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 3.51%, 08/20/40	01/06/16	201	161	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 3.66%, 07/20/43	10/19/15	49	40	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 3.61%, 09/20/43	10/15/15	51	43	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 3.61%, 10/20/43	05/04/16	194	155	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 3.11%, 09/20/44	10/22/15	55	44	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 3.11%, 04/20/45	10/25/16	341	268	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	12/22/16	94	106	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 3.22%, 08/20/45	10/07/15	317	219	—
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 3.25%, 08/20/45	08/27/15	80	53	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	184	193	—
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 3.23%, 09/20/45	10/20/15	81	55	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 3.76%, 09/20/45	07/08/16	257	213	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 3.21%, 10/20/45	11/18/15	67	43	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 3.71%, 11/20/45	12/01/15	60	55	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 3.16%, 01/20/46	01/29/16	205	181	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 3.16%, 01/20/46	01/29/16	78	63	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	10/28/16	12	13	—
Home Interior Gift Inc.	02/22/06	184	—	—
Impac CMB Trust, Series 2004-2A-10 REMIC, 3.13%, 03/25/35	11/02/06	44	41	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/16	246	—	—
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,158	1,473	0.2
Petroleos de Venezuela SA, 0.00%, 04/12/27	07/31/17	402	299	0.1
Walt Disney Co., 6.15%, 03/01/37	03/21/19	379	391	0.1
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2A3-AR8 REMIC, 4.67%, 04/25/36	04/27/06	25	25	—
		11,282	8,550	0.9

JNL/Goldman Sachs Core Plus Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia Commonwealth Treasury Bond, 10-Year	24	June 2019	AUD	3,305	(20)	14
Australia Commonwealth Treasury Bond, 3-Year	36	June 2019	AUD	4,086	(5)	4
Euro-Bund	26	June 2019	EUR	4,232	(1)	105
U.S. Treasury Long Bond	82	June 2019		12,102	(31)	169
U.S. Treasury Note, 10-Year	319	June 2019		39,111	(131)	515
U.S. Treasury Note, 2-Year	381	June 2019		81,068	(83)	120
U.S. Treasury Note, 5-Year	654	June 2019		75,313	(178)	438
					(449)	1,365

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Core Plus Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
90-Day Eurodollar	(30)	June 2019		(7,350)	1	41
90-Day Eurodollar	(37)	September 2019		(8,991)	2	(31)
90-Day Eurodollar	(407)	December 2019		(98,946)	51	(331)
Canadian Government Bond, 10-Year	(51)	June 2019	CAD	(6,940)	31	(112)
Euro-Bobl	(36)	June 2019	EUR	(4,793)	(2)	—
Euro-OAT	(26)	June 2019	EUR	(4,114)	3	(130)
U.K. Long Gilt	(41)	June 2019	GBP	(5,239)	(8)	(85)
Ultra 10-Year U.S. Treasury Note	(100)	June 2019		(13,024)	32	(254)
Ultra Long Term U.S. Treasury Bond	(65)	June 2019		(10,799)	10	(121)
					120	(1,023)

JNL/Goldman Sachs Core Plus Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.95	(M)	06/16/21	MXN	88,075	10	(5)
28-Day MEXIBOR (M)	Paying	9.29	(M)	10/18/28	MXN	32,775	(4)	66
3M Canada Bankers Acceptance (S)	Receiving	2.50	(S)	06/19/21	CAD	21,030	23	(25)
3M Canada Bankers Acceptance (S)	Receiving	2.50	(S)	06/19/24	CAD	11,310	28	35
3M Canada Bankers Acceptance (S)	Receiving	3.00	(S)	06/19/29	CAD	7,320	15	(18)
3M JIBAR (Q)	Paying	7.50	(Q)	09/19/20	ZAR	16,900	—	5
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/21		39,470	39	(181)
3M LIBOR (Q)	Receiving	2.22	(S)	08/31/23		40,290	72	54
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/24		8,500	19	37
3M LIBOR (Q)	Paying	2.80	(S)	02/12/29		16,550	—	197
3M LIBOR (Q)	Paying	2.50	(S)	03/29/29		14,790	1	(22)
3M LIBOR (Q)	Paying	3.00	(S)	06/19/29		20,290	3	292
3M LIBOR (Q)	Paying	3.00	(S)	06/20/39		7,900	(7)	127
3M LIBOR (Q)	Paying	2.75	(S)	06/15/49		5,120	(6)	55
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.25	(S)	06/19/29	NZD	4,560	11	(50)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	1.75	(S)	06/19/21	NZD	93,750	(10)	295
3M STIBOR (Q)	Receiving	0.50	(A)	06/19/23	SEK	158,520	15	(65)
3M STIBOR (Q)	Receiving	0.50	(A)	06/19/24	SEK	451,990	60	(301)
3M STIBOR (Q)	Receiving	1.00	(A)	06/19/29	SEK	36,840	10	(72)
6M Australian Bank Bill Short Term Rate (S)	Receiving	3.00	(S)	06/19/29	AUD	11,360	27	(72)
6M Australian Bank Bill Short Term Rate (S)	Paying	2.50	(S)	06/19/24	AUD	25,500	(11)	4
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/16/29	JPY	2,625,800	3	(120)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	06/15/49	JPY	370,250	4	(63)
6M British Bankers' Association Yen LIBOR (S)	Paying	0.50	(S)	03/22/28	JPY	1,080,640	(1)	14
6M EURIBOR (S)	Receiving	1.00	(A)	03/29/29	EUR	14,570	19	19
6M EURIBOR (S)	Receiving	1.50	(A)	06/19/29	EUR	20,860	28	(230)
6M EURIBOR (S)	Receiving	1.75	(A)	06/20/39	EUR	2,590	11	(17)
6M EURIBOR (S)	Paying	0.25	(A)	06/19/23	EUR	19,870	(5)	126
6M EURIBOR (S)	Paying	0.50	(A)	06/19/24	EUR	53,980	(15)	490
6M EURIBOR (S)	Paying	1.45	(A)	01/15/29	EUR	11,500	(15)	238
6M EURIBOR (S)	Paying	1.20	(A)	02/12/29	EUR	15,760	(20)	219
6M EURIBOR (S)	Paying	1.20	(A)	02/21/29	EUR	5,820	(7)	91
6M EURIBOR (S)	Paying	1.00	(A)	06/19/29	EUR	820	(1)	20
6M GBP LIBOR (S)	Receiving	1.90	(S)	08/03/28	GBP	8,390	(7)	(275)
6M GBP LIBOR (S)	Receiving	1.50	(S)	02/12/29	GBP	23,910	(21)	(262)
6M NIBOR (S)	Receiving	2.30	(A)	02/21/29	NOK	63,010	9	(56)
6M Swiss Franc LIBOR (S)	Receiving	1.00	(A)	12/21/27	CHF	80	—	(2)
6M Swiss Franc LIBOR (S)	Receiving	1.00	(A)	06/19/29	CHF	2,450	—	(23)
6M Swiss Franc LIBOR (S)	Paying	1.05	(A)	08/07/28	CHF	13,250	(3)	506
BRAZIBOR (M)	Receiving	7.25	(M)	01/02/20	BRL	3	—	—
Korean Won 3M Certificate of Deposit (Q)	Paying	1.80	(Q)	03/20/29	KRW	5,996,420	(6)	29
Sterling Overnight Index Average Rate (A)	Receiving	1.10	(A)	08/01/23	GBP	1,780	(2)	(19)
							266	1,041

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Core Plus Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
iTraxx Europe Series 31 (Q)	1.00	06/20/24	10,590	(215)	(22)	6

JNL/Goldman Sachs Core Plus Bond Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
Eurodollar Future, Expiration June 2020	Put	97.75	06/15/20	625	359

JNL/Goldman Sachs Core Plus Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 11/04/19	CIT	Call	3.03	11/01/19	4,800,000	268
3M LIBOR, 11/04/19	CIT	Call	3.01	11/01/19	8,700,000	472
3M LIBOR, 07/16/19	CSI	Call	2.61	07/15/19	6,600,000	173
3M LIBOR, 07/17/19	JPM	Call	2.63	07/16/19	3,200,000	73
3M LIBOR, 06/11/19	JPM	Put	3.17	06/10/19	18,300,000	2
3M LIBOR, 06/11/19	JPM	Put	2.67	06/10/19	18,300,000	38
						1,026

JNL/Goldman Sachs Core Plus Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 11/04/19	CIT	Call	3.12	11/01/19	2,100,000	(247)
3M LIBOR, 11/04/19	CIT	Call	3.10	11/01/19	3,800,000	(435)
3M LIBOR, 07/16/19	CSI	Call	2.72	07/15/19	2,800,000	(117)
3M LIBOR, 07/17/19	JPM	Call	2.73	07/16/19	1,400,000	(60)
3M LIBOR, 06/11/19	JPM	Put	2.92	06/10/19	36,600,000	(14)
						(873)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	04/03/19	ARS	14,911	343	(17)
ARS/USD	MSC	04/22/19	ARS	25,880	581	(41)
ARS/USD	MSC	04/26/19	ARS	10,973	245	(6)
ARS/USD	MSC	05/28/19	ARS	62,569	1,340	(80)
ARS/USD	MSC	06/04/19	ARS	14,911	316	1
AUD/USD	MSC	06/19/19	AUD	2,645	1,881	(8)
AUD/USD	MSC	06/19/19	AUD	8,932	6,348	11
AUD/EUR	MSC	06/19/19	EUR	(353)	(399)	4
BRL/USD	MSC	04/02/19	BRL	38,735	9,907	(305)
BRL/USD	MSC	05/03/19	BRL	19,857	5,070	17
CAD/USD	MSC	06/19/19	CAD	19,629	14,730	27
CHF/USD	MSC	06/19/19	CHF	1,153	1,166	5
CLP/USD	MSC	04/04/19	CLP	4,155,788	6,107	(171)
CLP/USD	MSC	04/18/19	CLP	2,486,921	3,653	(20)
CLP/USD	MSC	04/22/19	CLP	87,227	128	(3)
CLP/USD	MSC	04/25/19	CLP	87,695	129	(3)
CNH/USD	MSC	06/19/19	CNH	34,676	5,157	6
COP/USD	MSC	04/01/19	COP	14,755,598	4,628	(123)
COP/USD	MSC	04/15/19	COP	9,172,798	2,874	(49)
COP/USD	MSC	04/15/19	COP	1,806,640	566	—
COP/USD	MSC	05/02/19	COP	989,213	310	(1)
CZK/USD	MSC	06/19/19	CZK	49,413	2,151	(34)
CZK/EUR	MSC	06/19/19	EUR	(1,103)	(1,246)	(8)
CZK/EUR	MSC	06/19/19	EUR	(225)	(254)	—
EUR/AUD	MSC	06/19/19	AUD	(1,772)	(1,260)	(4)
EUR/USD	MSC	06/19/19	EUR	4,495	5,076	(44)
EUR/USD	MSC	06/19/19	EUR	1,124	1,270	—
EUR/GBP	MSC	06/19/19	GBP	(972)	(1,269)	(1)
EUR/GBP	MSC	06/19/19	GBP	(1,389)	(1,814)	2
EUR/JPY	MSC	06/19/19	JPY	(42,046)	(382)	(2)
EUR/JPY	MSC	06/19/19	JPY	(69,564)	(632)	1
EUR/NOK	MSC	06/19/19	NOK	(24,569)	(2,858)	(10)
EUR/PLN	MSC	06/19/19	PLN	(9,996)	(2,610)	6
EUR/SEK	MSC	06/19/19	SEK	(19,933)	(2,158)	(11)
EUR/SEK	MSC	06/19/19	SEK	(9,178)	(993)	—
EUR/ZAR	MSC	06/19/19	ZAR	(9,033)	(620)	(2)
GBP/CAD	MSC	06/19/19	CAD	(464)	(348)	(6)
GBP/EUR	MSC	06/19/19	EUR	(6,707)	(7,574)	(32)
GBP/USD	MSC	04/12/19	GBP	622	810	2
GBP/USD	MSC	06/19/19	GBP	2,404	3,140	(40)
HUF/EUR	MSC	06/19/19	EUR	(384)	(433)	(2)
HUF/EUR	MSC	06/19/19	EUR	(407)	(459)	—
HUF/PLN	MSC	06/19/19	PLN	(1,736)	(453)	(3)
IDR/USD	MSC	04/05/19	IDR	17,706,688	1,243	(2)
IDR/USD	MSC	04/25/19	IDR	30,470,894	2,134	(21)
IDR/USD	MSC	04/25/19	IDR	26,744,391	1,873	7
INR/USD	MSC	04/02/19	INR	480,192	6,932	169
INR/USD	MSC	04/22/19	INR	356,829	5,134	(19)
JPY/EUR	MSC	06/19/19	EUR	(1,114)	(1,258)	2
JPY/USD	MSC	06/19/19	JPY	138,781	1,260	(3)
JPY/USD	MSC	06/19/19	JPY	1,173,838	10,658	62
KRW/USD	MSC	04/05/19	KRW	699,198	616	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
KRW/USD	MSC	04/18/19	KRW	8,604,272	7,583	(60)
KRW/USD	MSC	04/18/19	KRW	1,435,873	1,266	3
MXN/USD	MSC	06/19/19	MXN	39,746	2,022	(39)
MXN/USD	MSC	06/19/19	MXN	58,555	2,978	8
MYR/USD	MSC	04/05/19	MYR	3,051	747	(1)
NOK/EUR	MSC	06/19/19	EUR	(2,927)	(3,303)	20
NOK/USD	MSC	06/19/19	NOK	2,351	274	(3)
NOK/USD	MSC	06/19/19	NOK	3,067	357	1
NZD/EUR	MSC	06/19/19	EUR	(505)	(571)	3
NZD/USD	MSC	06/19/19	NZD	6,285	4,286	(33)
PHP/USD	MSC	04/12/19	PHP	81,136	1,544	14
PLN/EUR	MSC	06/19/19	EUR	(6,897)	(7,787)	(23)
RUB/USD	MSC	04/11/19	RUB	24,715	376	(8)
RUB/USD	MSC	04/15/19	RUB	113,903	1,730	(33)
RUB/USD	MSC	04/15/19	RUB	439,443	6,674	87
SEK/EUR	MSC	06/19/19	EUR	(1,454)	(1,642)	24
SEK/USD	MSC	06/19/19	SEK	4,714	510	(2)
SGD/USD	MSC	06/19/19	SGD	1,646	1,217	(4)
SGD/USD	MSC	06/19/19	SGD	8,728	6,450	12
TRY/USD	MSC	06/19/19	TRY	7,229	1,205	(52)
TWD/USD	MSC	04/08/19	TWD	59,823	1,941	(3)
TWD/USD	MSC	04/08/19	TWD	19,226	624	1
TWD/USD	MSC	04/11/19	TWD	257,013	8,343	(39)
TWD/USD	MSC	04/29/19	TWD	79,050	2,569	2
USD/ARS	MSC	04/03/19	ARS	(14,911)	(343)	(2)
USD/ARS	MSC	04/22/19	ARS	(10,376)	(233)	16
USD/AUD	MSC	06/19/19	AUD	(2,644)	(1,880)	4
USD/BRL	MSC	04/02/19	BRL	(19,857)	(5,079)	(16)
USD/BRL	MSC	04/02/19	BRL	(18,876)	(4,828)	138
USD/BRL	MSC	05/03/19	BRL	(2,967)	(758)	—
USD/CAD	MSC	06/19/19	CAD	(2,167)	(1,626)	(7)
USD/CAD	MSC	06/19/19	CAD	(1,668)	(1,252)	—
USD/CHF	MSC	06/19/19	CHF	(3,302)	(3,341)	(22)
USD/CLP	MSC	04/04/19	CLP	(4,155,789)	(6,105)	130
USD/CLP	MSC	04/18/19	CLP	(726,167)	(1,067)	11
USD/CLP	MSC	04/22/19	CLP	(86,874)	(128)	3
USD/CLP	MSC	04/25/19	CLP	(87,026)	(128)	4
USD/CNH	MSC	06/19/19	CNH	(11,530)	(1,715)	(6)
USD/CNH	MSC	06/19/19	CNH	(13,325)	(1,982)	—
USD/COP	MSC	04/01/19	COP	(14,755,599)	(4,628)	102
USD/COP	MSC	04/15/19	COP	(4,078,464)	(1,278)	21
USD/EUR	MSC	04/26/19	EUR	(6,914)	(7,770)	154
USD/EUR	MSC	06/19/19	EUR	(21,930)	(24,760)	216
USD/GBP	MSC	04/12/19	GBP	(13,435)	(17,484)	(160)
USD/GBP	MSC	06/19/19	GBP	(5,850)	(7,639)	173
USD/HUF	MSC	06/19/19	HUF	(189,463)	(665)	21
USD/IDR	MSC	04/05/19	IDR	(17,706,688)	(1,243)	(3)
USD/IDR	MSC	04/25/19	IDR	(8,837,411)	(619)	5
USD/INR	MSC	04/02/19	INR	(166,537)	(2,405)	(32)
USD/INR	MSC	04/02/19	INR	(313,654)	(4,528)	14
USD/JPY	MSC	06/19/19	JPY	(772,753)	(7,016)	34
USD/KRW	MSC	04/05/19	KRW	(699,198)	(616)	1
USD/KRW	MSC	04/18/19	KRW	(1,351,337)	(1,191)	6
USD/KRW	MSC	04/30/19	KRW	(2,834,021)	(2,498)	(7)
USD/KRW	MSC	04/30/19	KRW	(691,516)	(610)	—
USD/MXN	MSC	06/19/19	MXN	(8,333)	(424)	(1)
USD/MXN	MSC	06/19/19	MXN	(83,653)	(4,254)	48
USD/NOK	MSC	06/19/19	NOK	(13,256)	(1,542)	11
USD/NZD	MSC	06/19/19	NZD	(1,313)	(895)	(1)
USD/PHP	MSC	04/12/19	PHP	(88,849)	(1,690)	7
USD/RON	MSC	06/19/19	RON	(4,877)	(1,143)	13
USD/RUB	MSC	04/15/19	RUB	(140,494)	(2,134)	(11)
USD/RUB	MSC	04/15/19	RUB	(154,061)	(2,340)	33
USD/SEK	MSC	06/19/19	SEK	(2,801)	(303)	—
USD/SGD	MSC	06/19/19	SGD	(5,001)	(3,695)	(4)
USD/SGD	MSC	06/19/19	SGD	(5,103)	(3,771)	8
USD/TRY	MSC	06/19/19	TRY	(7,230)	(1,205)	52
USD/TWD	MSC	04/08/19	TWD	(79,049)	(2,566)	(1)
USD/TWD	MSC	04/11/19	TWD	(47,588)	(1,545)	5
USD/TWD	MSC	04/29/19	TWD	(84,751)	(2,754)	(7)
USD/ZAR	MSC	04/03/19	ZAR	(20,942)	(1,450)	46
USD/ZAR	MSC	06/19/19	ZAR	(28,888)	(1,982)	22
ZAR/USD	MSC	06/19/19	ZAR	30,833	2,115	(7)
ZAR/USD	MSC	06/19/19	ZAR	60,537	4,153	7
					(22,691)	139

JNL/Goldman Sachs Core Plus Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China (Q)	BOA	N/A	1.00	06/20/19	80	(1)	(1)	—
People's Republic of China (Q)	BOA	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	190	—	(1)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	400	(1)	(5)	4
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	420	(1)	(3)	2
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	430	(1)	(3)	2
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	870	(2)	(6)	4
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	70	—	—	—
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	200	—	(1)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	280	(1)	(2)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	3,030	(7)	—	(7)
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	320	(1)	(2)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	700	(2)	(4)	2
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	330	(1)	(2)	1
People's Republic of China (Q)	CIT	N/A	1.00	06/20/19	410	(2)	(5)	3
People's Republic of China (Q)	CIT	N/A	1.00	06/20/19	330	(1)	(5)	4
People's Republic of China (Q)	CIT	N/A	1.00	06/20/19	180	(1)	(2)	1
People's Republic of China (Q)	CIT	N/A	1.00	06/20/19	210	—	(1)	1
People's Republic of China (Q)	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China (Q)	JPM	N/A	1.00	06/20/19	180	—	(1)	1
People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	1,600	(24)	9	(33)
People's Republic of China (Q)	CIT	N/A	1.00	12/20/20	320	(5)	2	(7)
People's Republic of China (Q)	CIT	N/A	1.00	12/20/20	3,500	(53)	29	(82)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,850	(28)	8	(36)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	100	(1)	1	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Core Plus Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,230	(33)	20	(53)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	360	(5)	2	(7)
People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	90	(2)	1	(3)
People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	160	(4)	1	(5)
People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China (Q)	BOA	N/A	1.00	06/20/21	950	(18)	11	(29)
People's Republic of China (Q)	BOA	N/A	1.00	06/20/21	270	(5)	3	(8)
People's Republic of China (Q)	CGM	N/A	1.00	06/20/21	720	(13)	7	(20)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	320	(6)	3	(9)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	440	(8)	1	(9)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,500	(27)	8	(35)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	680	(12)	7	(19)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	820	(15)	9	(24)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	370	(6)	4	(10)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	340	(7)	1	(8)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	590	(11)	1	(12)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,070	(20)	—	(20)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	500	(10)	5	(15)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	770	(14)	9	(23)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	540	(10)	3	(13)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	190	(3)	1	(4)
People's Republic of China (Q)	BCL	N/A	1.00	12/20/21	500	(11)	(2)	(9)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	180	(4)	(3)	(1)
					30,620	(395)	100	(495)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES 24.6%
Argentina 1.2%
Arcor S.A.I.C.
6.00%, 07/06/23 (a) (b)	810	781
6.00%, 07/06/23	30	29
Banco Macro SA
17.50%, 05/08/22, ARS (b)	16,330	245
Cablevision SA
6.50%, 06/15/21	830	822
6.50%, 06/15/21 (b)	300	297
Cia General de Combustibles SA
9.50%, 11/07/21	40	38
IRSA Propiedades Comerciales SA
8.75%, 03/23/23	172	166
Tecila SA
6.95%, 07/21/27	260	230
Tecpetrol SA
4.88%, 12/12/22 (a)	442	409
YPF SA
8.75%, 04/04/24	250	250
7.00%, 12/15/47	100	79
		3,346
Brazil 0.8%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (c)	1,190	1,067
Embraer Netherlands Finance BV
5.05%, 06/15/25	131	138
5.40%, 02/01/27	20	22
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	200	203
Petrobras Global Finance BV
7.38%, 01/17/27	70	77
6.00%, 01/27/28	356	360
5.75%, 02/01/29	20	20
6.90%, 03/19/49	90	89
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	300	189
Vale Overseas Ltd.
6.25%, 08/10/26	195	213
		2,378
Canada 0.1%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (b)	330	323
Chile 0.3%
Inversiones CMPC SA
4.38%, 05/15/23	200	203
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (b)	230	236
3.63%, 04/03/23	500	499
		938
China 1.3%
21Vianet Group Inc.
7.00%, 08/17/20	620	620
China Evergrande Group
8.25%, 03/23/22	220	216
4.25%, 02/14/23, HKD (h)	2,000	248
CNAC HK Synbridge Co. Ltd.
4.13%, 03/14/21	1,040	1,054
Huarong Finance Co. Ltd.
4.50%, (callable at 100 beginning 01/24/22) (c)	400	398
Huarong Finance II Co. Ltd.
5.50%, 01/16/25	200	213
5.00%, 11/19/25	200	209
JD.com Inc.
3.88%, 04/29/26	240	235
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	185
9.38%, 06/30/24	320	287
		3,665
	Shares/Par[1]	Value ($)
Colombia 0.8%
Banco de Bogota SA
6.25%, 05/12/26	230	248
6.25%, 05/12/26 (b)	850	918
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (c)	210	217
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/28 (b)	810	877
		2,260
Dominican Republic 0.5%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (b)	1,290	1,318
Ghana 0.3%
Kosmos Energy Ltd.
7.13%, 04/04/26 (b)	680	673
Tullow Oil Plc
7.00%, 03/01/25	270	270
		943
Guatemala 1.0%
Agromercantil Senior Trust
6.25%, 04/10/19	100	100
6.25%, 04/10/19 (b)	660	660
Central American Bottling Corp.
5.75%, 01/31/27 (b)	680	697
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24	310	322
6.88%, 02/06/24 (b)	330	343
Energuate Trust
5.88%, 05/03/27 (b)	760	746
		2,868
India 1.3%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	240	245
5.45%, 01/24/28	200	188
Adani Transmission Ltd.
4.00%, 08/03/26	400	372
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (h)	250	262
Greenko Investment Co.
4.88%, 08/16/23	600	568
4.88%, 08/16/23 (b)	200	191
Neerg Energy Ltd.
6.00%, 02/13/22 (a) (b)	400	396
Reliance Industries Ltd.
3.67%, 11/30/27	250	243
3.67%, 11/30/27 (b)	910	888
Rolta Americas LLC
0.00%, 07/24/19 (d) (e) (f) (g)	420	43
UPL Corp. Ltd.
4.50%, 03/08/28	210	205
		3,601
Indonesia 0.7%
Eterna Capital Pte. Ltd.
8.00%, 12/11/22 (i)	60	53
Innovate Capital Pte Ltd.
6.00%, 12/11/24 (h)	502	287
LLPL Capital Pte Ltd.
6.88%, 02/04/39 (b)	440	476
Minejesa Capital BV
4.63%, 08/10/30	720	698
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33 (b)	354	355
		1,869
Ireland 0.1%
Oilflow SPV 1 DAC
12.00%, 01/13/22	310	317
Israel 0.0%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	20	19
Italy 0.3%
Wind Tre SpA
2.63%, 01/20/23, EUR	100	108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.00%, 01/20/26 (b)	680	619
		727
Jamaica 0.3%
Digicel Group Two Ltd.
8.25%, 09/30/22 (f) (g)	146	50
Digicel Ltd.
6.00%, 04/15/21 (a)	580	486
6.75%, 03/01/23 (a) (b)	650	417
		953
Japan 0.1%
SoftBank Group Corp.
6.00%, (callable at 100 begininng 07/19/23) (c)	350	328
Luxembourg 0.8%
Altice Financing SA
6.63%, 02/15/23	320	326
7.50%, 05/15/26 (a)	600	591
7.50%, 05/15/26 (b)	620	612
Telefonica Celular del Paraguay SA
6.75%, 12/13/22	760	777
		2,306
Malaysia 0.7%
Axiata SPV 2 Bhd
3.47%, 11/19/20	1,050	1,054
Gohl Capital Ltd.
4.25%, 01/24/27	890	885
		1,939
Mexico 2.0%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	454
BBVA Bancomer SA
5.13%, 01/18/33	1,300	1,196
Becle SAB de CV
3.75%, 05/13/25	190	185
Fresnillo Plc
5.50%, 11/13/23 (a)	402	422
Gruma SAB de CV
4.88%, 12/01/24 (b)	910	952
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (b)	300	301
JB y Compania SA de CV
3.75%, 05/13/25 (b)	410	404
Kimberly-Clark Corp.
3.25%, 03/12/25 (f) (g)	100	94
Mexico City Airport Trust
4.25%, 10/31/26	200	191
3.88%, 04/30/28 (b)	330	302
5.50%, 07/31/47	200	184
5.50%, 07/31/47 (b)	320	296
Unifin Financiera SAB de CV SOFOM ENR
7.38%, 02/12/26	220	207
7.38%, 02/12/26 (b)	520	489
		5,677
Mongolia 0.3%
Energy Resources LLC
0.00%, (callable at 100 beginning 10/01/19) (c) (i)	746	377
8.00%, 09/30/22 (i) (j)	411	416
		793
Netherlands 0.7%
NE Property Cooperatief UA
3.75%, 02/26/21, EUR	200	225
Petrobras Global Finance BV
8.75%, 05/23/26	130	154
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	990	943
2.80%, 07/21/23	750	670
		1,992
Nigeria 0.4%
Zenith Bank Plc
7.38%, 05/30/22	1,090	1,122
Norway 0.3%
DNO ASA
8.75%, 05/31/23 (b)	800	818
	Shares/Par[1]	Value ($)
Paraguay 0.2%
Telefonica Celular del Paraguay SA
5.88%, 04/15/27 (b)	650	660
Peru 2.9%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	1,580	1,764
Banco de Credito del Peru
4.85%, 10/30/20, PEN (b)	5,525	1,661
Banco Internacional del Peru S.A.A. Interbank
3.38%, 01/18/23 (b)	570	564
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,861
Hunt Oil Co.
6.38%, 06/01/28 (b)	590	636
Inretail Pharma SA
5.38%, 05/02/23 (b)	710	740
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (k)	919	808
		8,034
Romania 0.2%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (b)	160	186
NE Property Cooperatief UA
1.75%, 11/23/24, EUR	300	297
		483
Russian Federation 1.3%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (j)	1,460	1,208
Gazprom OAO Via Gaz Capital SA
5.15%, 02/11/26 (f) (g)	1,010	1,027
Lukoil International Finance BV
4.56%, 04/24/23	510	519
Phosagro OAO via Phosagro Bond Funding Ltd.
3.95%, 11/03/21 (b)	810	805
		3,559
South Africa 1.4%
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23 (b)	560	574
MTN Mauritius Investments Ltd.
5.37%, 02/13/22	440	441
4.76%, 11/11/24	400	380
6.50%, 10/13/26 (a) (b)	370	376
Sasol Financing USA LLC
5.88%, 03/27/24	960	1,018
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,114
		3,903
Switzerland 0.2%
Syngenta Finance NV
5.18%, 04/24/28 (b)	320	326
5.68%, 04/24/48 (b)	250	237
		563
Turkey 2.4%
Akbank T.A.S.
7.20%, 03/16/27 (h)	220	189
6.80%, 04/27/28	690	547
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22	1,340	1,228
Coca-Cola Icecek A/S
4.22%, 09/19/24	800	752
4.22%, 09/19/24 (b)	400	374
Global Liman Isletmeleri
8.13%, 11/14/21	200	192
8.13%, 11/14/21 (b)	760	731
Turkiye Garanti Bankasi A/S
6.13%, 05/24/27 (j)	307	243
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/26 (b)	210	203
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22	200	171
8.13%, 03/28/24 (b)	310	293

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Yapi ve Kredi Bankasi A/S
13.88%, (callable at 100 beginning 01/15/24) (b) (c) (h)	360	360
5.13%, 10/22/19	200	199
6.10%, 03/16/23	410	365
8.25%, 10/15/24 (b)	940	902
		6,749
Ukraine 0.4%
Metinvest BV
7.75%, 04/23/23 (b)	525	514
MHP SE
7.75%, 05/10/24	320	323
7.75%, 05/10/24 (b)	200	202
		1,039
United Arab Emirates 0.6%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (b)	800	826
DP World Ltd.
1.75%, 06/19/24 (h)	800	773
		1,599
United Kingdom 0.2%
Standard Chartered Plc
7.50%, 08/18/32, IDR (b)	1,946,000	131
Tullow Oil Plc
6.25%, 04/15/22 (b)	350	351
		482
United States of America 0.3%
Kosmos Energy Ltd.
7.88%, 08/01/21	470	480
7.88%, 08/01/21 (b)	200	204
Vale Overseas Ltd.
4.38%, 01/11/22	30	31
		715
Zambia 0.2%
First Quantum Minerals Ltd.
7.50%, 04/01/25	210	201
6.88%, 03/01/26	390	362
		563
Total Corporate Bonds And Notes (cost $70,336)		68,849
GOVERNMENT AND AGENCY OBLIGATIONS 60.1%
Argentina 1.3%
Argentina Bonar Bond
49.44%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (j)	2,475	58
44.59%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (j)	3,705	83
Argentina Boncer Inflation Indexed Note
2.50%, 07/22/21, ARS (l)	375	16
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (l)	2,500	85
Argentina Republic Government International Bond
4.50%, 06/21/19 - 02/13/20	725	717
3.38%, 01/15/23, EUR	530	474
5.00%, 01/15/27, EUR	750	623
5.88%, 01/11/28	10	8
5.25%, 01/15/28, EUR	540	443
2.37%, 12/31/33, EUR (i)	96	93
7.13%, 07/06/36	280	214
2.26%, 12/31/38, EUR (m)	420	265
2.50%, 12/31/38 (m)	40	23
6.25%, 11/09/47, EUR	100	80
6.88%, 01/11/48	130	95
City of Buenos Aires, Argentina
42.42%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (j)	6,355	130
Province of Santa Fe
7.00%, 03/23/23	180	154
Provincia de Buenos Aires
50.20%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (j)	7,680	168
		3,729
	Shares/Par[1]	Value ($)
Brazil 6.0%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (l)	1,039	1,035
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/29, BRL	58,074	15,785
		16,820
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	203
Chile 4.1%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	468,618	734
Bonos Tesoreria Pesos
4.50%, 02/28/21 - 03/01/26, CLP	3,695,000	5,592
5.00%, 03/01/35, CLP	1,320,000	2,098
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,128
4.00%, 03/01/23, CLP (b)	1,180,000	1,755
		11,307
Colombia 5.8%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	373
4.38%, 03/21/23, COP	1,858,000	555
6.25%, 11/26/25, COP	3,535,200	1,122
Colombia TES
10.00%, 07/24/24, COP	6,185,200	2,311
7.50%, 08/26/26, COP	2,898,600	981
6.00%, 04/28/28, COP	5,229,800	1,596
7.00%, 05/04/22 - 06/30/32, COP	18,356,900	5,956
Titulos de Tesoreria
11.00%, 07/24/20, COP	2,827,000	958
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	7,071,544	2,283
3.30%, 03/17/27, COP (n)	519,967	165
		16,300
Czech Republic 2.2%
Czech Republic Government Bond
2.40%, 09/17/25, CZK	19,930	901
1.00%, 06/26/26, CZK	18,150	744
0.25%, 02/10/27, CZK	47,570	1,830
2.50%, 08/25/28, CZK	19,820	911
0.95%, 05/15/30, CZK	26,460	1,035
4.20%, 12/04/36, CZK	12,140	654
		6,075
Dominican Republic 0.8%
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (b)	2,190	43
Dominican Republic International Bond
8.90%, 02/15/23, DOP (b)	10,850	210
10.50%, 04/07/23, DOP	2,700	55
11.50%, 05/10/24, DOP	22,700	482
18.50%, 02/04/28, DOP (b)	4,900	144
11.38%, 07/06/29, DOP	3,000	64
12.00%, 03/05/32, DOP	58,600	1,286
		2,284
Hungary 2.6%
Hungary Government Bond
2.50%, 10/27/21, HUF	231,630	845
3.00%, 06/26/24, HUF	896,050	3,323
5.50%, 06/24/25, HUF	610,020	2,554
2.75%, 12/22/26, HUF	145,220	518
3.00%, 10/27/27, HUF	31,860	116
		7,356
Indonesia 1.7%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,363
7.00%, 05/15/27, IDR	7,241,000	488
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,370
6.13%, 05/15/28, IDR	3,000	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
9.00%, 03/15/29, IDR	6,572,000	499
		4,720
Malaysia 4.6%
Malaysia Government Bond
5.73%, 07/30/19, MYR	2,940	726
4.38%, 11/29/19, MYR	13,820	3,407
3.89%, 07/31/20, MYR	1,050	259
4.05%, 09/30/21, MYR	1,630	405
3.96%, 09/15/25, MYR	5,570	1,381
4.39%, 04/15/26, MYR	1,390	353
4.71%, 09/15/26, MYR	1,920	497
3.90%, 11/30/26 - 11/16/27, MYR	5,630	1,390
4.50%, 04/15/30, MYR	4,600	1,183
4.23%, 06/30/31, MYR	2,690	670
4.74%, 03/15/46, MYR	1,810	453
Malaysia Government Investment Issue
3.74%, 08/26/21, MYR	2,840	699
4.13%, 08/15/25, MYR	1,530	382
3.99%, 10/15/25, MYR	180	45
4.07%, 09/30/26, MYR	510	127
4.25%, 09/30/30, MYR	1,890	472
4.72%, 06/15/33, MYR	640	167
4.79%, 10/31/35, MYR	1,200	313
		12,929
Mexico 2.0%
Mexico Bonos
6.50%, 06/09/22, MXN	62,188	3,084
10.00%, 12/05/24, MXN	7,718	436
7.75%, 05/29/31, MXN	21,202	1,055
8.00%, 12/07/23 - 11/07/47, MXN	21,265	1,078
		5,653
Nigeria 0.2%
Africa Finance Corp.
3.88%, 04/13/24 (b)	300	296
Nigeria Government International Bond
9.25%, 01/21/49 (b)	200	221
		517
Peru 2.2%
Peru Government International Bond
6.35%, 08/12/28, PEN (b)	2,662	869
5.94%, 02/12/29, PEN (b)	2,000	635
6.95%, 08/12/31, PEN	938	316
6.15%, 08/12/32, PEN (b)	6,320	2,001
6.90%, 08/12/37, PEN	2,245	755
6.85%, 02/12/42, PEN	4,205	1,406
6.71%, 02/12/55, PEN (f) (g)	718	238
		6,220
Poland 3.7%
Poland Government Bond
4.00%, 10/25/23, PLN	7,290	2,054
2.50%, 07/25/27, PLN	24,010	6,179
Poland Government International Bond
2.75%, 10/25/29, PLN	8,260	2,134
		10,367
Puerto Rico 0.4%
Puerto Rico Sales Tax Financing Corp.
0.00%, 07/01/24 - 07/01/51 (k)	1,091	295
4.50%, 07/01/34	38	38
4.55%, 07/01/40	215	192
4.75%, 07/01/53	146	138
5.00%, 07/01/58	437	423
		1,086
Qatar 0.2%
Qatar Government International Bond
3.38%, 03/14/24 (b)	200	202
4.82%, 03/14/49 (b)	200	211
		413
Russian Federation 3.1%
Russia Federal Bond
7.40%, 12/07/22, RUB	10	—
7.10%, 10/16/24, RUB	108,180	1,581
7.95%, 10/07/26, RUB	118,530	1,782
	Shares/Par[1]	Value ($)
8.50%, 09/17/31, RUB	210,680	3,255
7.70%, 03/23/33, RUB	4,010	58
Russia Government Bond
6.90%, 05/23/29, RUB	19,150	264
7.25%, 05/10/34, RUB	130,770	1,800
		8,740
South Africa 6.9%
Republic of South Africa
10.50%, 12/21/26, ZAR	31,620	2,421
South Africa Government Bond
8.00%, 01/31/30, ZAR	3,580	229
7.00%, 02/28/31, ZAR	11,530	669
8.25%, 03/31/32, ZAR	16,947	1,075
8.88%, 02/28/35, ZAR	79,620	5,196
8.50%, 01/31/37, ZAR	103,945	6,491
9.00%, 01/31/40, ZAR	48,865	3,153
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	85
		19,320
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (b)	200	197
Thailand 6.5%
Thailand Government Bond
3.65%, 12/17/21 - 06/20/31, THB	142,800	4,839
1.88%, 06/17/22, THB	44,260	1,395
3.63%, 06/16/23, THB	12,530	421
2.40%, 12/17/23, THB	76,400	2,445
3.85%, 12/12/25, THB	26,500	918
2.13%, 12/17/26, THB	24,380	759
3.58%, 12/17/27, THB	27,180	933
3.78%, 06/25/32, THB	144,450	5,096
3.40%, 06/17/36, THB	35,720	1,211
		18,017
Turkey 2.3%
Turkey Government Bond
10.70%, 08/17/22, TRY	6,740	897
12.20%, 01/18/23, TRY	15,870	2,207
16.20%, 06/14/23, TRY	2,370	375
11.00%, 03/02/22 - 02/24/27, TRY	10,550	1,397
Turkey Government International Bond
4.88%, 10/09/26	420	362
6.00%, 03/25/27	580	531
6.13%, 10/24/28	830	750
		6,519
United States of America 2.5%
U.S. Treasury Note
2.63%, 12/31/25	2,840	2,896
2.25%, 03/31/26 (o)	3,960	3,945
		6,841
Uruguay 0.2%
Uruguay Government International Bond
8.50%, 03/15/28, UYU (b)	9,550	247
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (n)	10,512	338
		585
Venezuela 0.6%
Petroleos de Venezuela SA
0.00%, 10/28/22 (d) (e) (f) (g) (p)	10,060	1,649
Total Government And Agency Obligations (cost $181,351)		167,847
CREDIT LINKED STRUCTURED NOTES 7.2%
Colombia 0.2%
Citigroup Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	611
Egypt 1.5%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 03/03/20, Moody’s Rating N/A), EGP (b) (k)	30,350	1,502

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
HSBC Bank Plc
(Egypt Treasury Bill, 0.00%, 11/19/19, Moody’s Rating N/A), EGP (b) (k)	15,200	790
JPMorgan Chase Bank NA
(Egypt Treasury Bill, 0.00%, 10/22/19, Moody's rating N/A), EGP (b) (k)	15,175	798
(Egypt Treasury Bill, 0.00%, 12/03/19, Moody's rating N/A), EGP (b) (k)	21,500	1,096
		4,186
Indonesia 5.5%
Deutsche Bank AG
(Indonesia Government, 7.50%, 08/15/32, Moody's rating N/A), IDR (b)	21,400,000	1,440
JPMorgan Chase Bank NA
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (b)	61,400,000	4,557
(Indonesia Government, 8.37%, 09/15/26, Moody's Rating N/A), IDR (b)	13,137,000	962
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR (b)	55,759,000	4,234
Standard Chartered Plc
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (b)	10,711,000	813
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (b)	44,531,000	3,308
		15,314
Total Credit Linked Structured Notes (cost $21,857)		20,111
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (d)	1,247	23
United States of America 0.0%
New Cotai LLC (d) (f) (g) (q)	—	5
Total Common Stocks (cost $41)		28
SHORT TERM INVESTMENTS 5.4%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (r) (s)	10,524	10,524
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (r) (s)	2,326	2,326
Treasury Securities 0.8%
Argentina Treasury Bill
5.20%, 07/26/19 (t)	787	778
Mexico Cetes
8.13%, 04/11/19, MXN (t)	648	333
Nigeria OMO Bill
13.17%, 09/26/19, NGN (f) (g) (t)	387,000	1,004
		2,115
Total Short Term Investments (cost $14,967)		14,965
Total Investments 97.3% (cost $288,552)		271,800
Total Purchased Options 0.0% (cost $69)		79
Other Derivative Instruments (0.3)%		(902)
Other Assets and Liabilities, Net 3.0%		8,437
Total Net Assets 100.0%		279,414

(a) All or a portion of the security was on loan.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $55,781 and 20.0%, respectively.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Convertible security.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $3,952.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(t) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Inc. - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,032	611	0.2
Digicel Group Two Ltd., 8.25%, 09/30/22	01/16/19	77	50	—
Gazprom OAO Via Gaz Capital SA, 5.15%, 02/11/26	02/07/19	1,010	1,027	0.4
Kimberly-Clark Corp., 3.25%, 03/12/25	01/24/19	93	94	—
New Cotai LLC	04/18/13	—	5	—
Nigeria OMO Bill, 13.17%, 09/26/19	03/29/19	1,005	1,004	0.4
Peru Government International Bond, 6.71%, 02/12/55	10/12/16	214	238	0.1
Petroleos de Venezuela SA, 0.00%, 10/28/22	05/16/17	3,543	1,649	0.6
Rolta Americas LLC, 0.00%, 07/24/19	12/12/14	72	43	—
Samarco Mineracao SA, 0.00%, 11/01/22	02/16/17	211	189	0.1
		7,257	4,910	1.8

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 5-Year	64	June 2019		7,417	(23)	(3)
Ultra 10-Year U.S. Treasury Note	14	June 2019		1,821	(4)	38
					(27)	35
Short Contracts
90-Day Eurodollar	(7)	June 2019		(1,715)	—	9
90-Day Eurodollar	(84)	December 2019		(20,425)	11	(65)
Euro-Bobl	(2)	June 2019	EUR	(264)	—	(3)
Euro-Schatz	(4)	June 2019	EUR	(447)	—	(1)
U.S. Treasury Note, 10-Year	(147)	June 2019		(18,033)	34	(227)
U.S. Treasury Note, 2-Year	(11)	June 2019		(2,337)	2	(7)
Ultra Long Term U.S. Treasury Bond	(3)	June 2019		(504)	(2)	—
					45	(294)

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.36	(M)	03/18/20	MXN	1,024,775	55	(6)
28-Day MEXIBOR (M)	Receiving	7.95	(M)	06/16/21	MXN	105,175	11	(6)
28-Day MEXIBOR (M)	Receiving	5.66	(M)	01/24/25	MXN	27,480	8	148
28-Day MEXIBOR (M)	Receiving	7.50	(M)	03/03/27	MXN	1,490	—	1
28-Day MEXIBOR (M)	Paying	8.00	(M)	06/15/22	MXN	43,975	(7)	13
28-Day MEXIBOR (M)	Paying	8.00	(M)	06/12/24	MXN	102,900	(26)	49
28-Day MEXIBOR (M)	Paying	8.00	(M)	06/10/26	MXN	109,950	(41)	23
28-Day MEXIBOR (M)	Paying	7.50	(M)	06/09/27	MXN	69,490	(25)	(74)
28-Day MEXIBOR (M)	Paying	8.01	(M)	06/29/27	MXN	55,250	(11)	20
28-Day MEXIBOR (M)	Paying	8.25	(M)	06/06/29	MXN	16,725	(5)	9
3M JIBAR (Q)	Paying	7.75	(Q)	06/19/21	ZAR	296,200	17	120
3M LIBOR (Q)	Receiving	3.00	(S)	03/20/21		35,520	31	(173)
6M BUBOR (S)	Paying	0.60	(A)	09/19/20	HUF	1,180,895	(2)	40
6M BUBOR (S)	Paying	1.75	(A)	06/19/21	HUF	2,096,210	(8)	40
6M PRIBOR (S)	Receiving	2.13	(A)	09/18/22	CZK	69,640	—	(23)
6M PRIBOR (S)	Receiving	2.00	(A)	09/18/24	CZK	42,790	(1)	(22)
6M PRIBOR (S)	Paying	2.20	(A)	09/18/21	CZK	208,500	(2)	44
6M WIBOR (S)	Paying	2.00	(A)	09/19/20	PLN	43,545	—	31
6M WIBOR (S)	Paying	2.00	(A)	03/20/21	PLN	95,070	(4)	132
7-Day China Fixing Repo Rate (Q)	Paying	2.50	(Q)	03/20/21	CNY	71,950	(8)	(32)
BRAZIBOR (M)	Receiving	9.50	(M)	01/02/23	BRL	1,850	(1)	(29)
BRAZIBOR (M)	Receiving	9.80	(M)	01/02/25	BRL	3,825	3	(60)
BRAZIBOR (M)	Paying	7.25	(M)	01/02/20	BRL	65,147	(4)	81
BRAZIBOR (M)	Paying	7.90	(M)	01/02/23	BRL	34,700	25	(22)
Chilean Interbank Rate (S)	Paying	3.60	(S)	03/20/21	CLP	7,801,370	—	95
Chilean Interbank Rate (S)	Paying	4.00	(S)	12/19/21	CLP	315,825	—	8
Colombian Interbank Rate (Q)	Receiving	5.40	(Q)	03/20/24	COP	6,103,075	—	(34)
Colombian Interbank Rate (Q)	Paying	4.75	(Q)	06/20/20	COP	27,550,875	—	15
Colombian Interbank Rate (Q)	Paying	5.00	(Q)	03/20/21	COP	34,628,425	(2)	111
Korean Won 3M Certificate of Deposit (Q)	Paying	1.75	(Q)	03/20/21	KRW	55,989,850	(14)	81
Korean Won 3M Certificate of Deposit (Q)	Paying	1.75	(Q)	06/19/21	KRW	27,586,090	(14)	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mumbai Interbank Offered Rate (S)	Paying	6.75	(S)	03/20/21	INR	750,000	(2)	79
							(27)	661

JNL/Goldman Sachs Emerging Markets Debt Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
Eurodollar Future, Expiration June 2020	Put	97.75	06/15/20	138	79

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	04/03/19	ARS	94,277	2,170	(163)
ARS/USD	MSC	04/22/19	ARS	30,898	694	(49)
ARS/USD	MSC	04/26/19	ARS	13,159	294	(7)
ARS/USD	MSC	05/28/19	ARS	14,484	310	(18)
ARS/USD	MSC	06/04/19	ARS	94,278	1,999	9
BRL/USD	MSC	04/02/19	BRL	61,093	15,627	(499)
BRL/USD	MSC	05/03/19	BRL	3,571	912	(4)
BRL/USD	MSC	05/03/19	BRL	38,700	9,881	33
CLP/USD	MSC	04/04/19	CLP	4,905,299	7,207	(181)
CLP/USD	MSC	04/18/19	CLP	792,867	1,165	(17)
CLP/USD	MSC	04/22/19	CLP	104,141	153	(3)
CLP/USD	MSC	04/25/19	CLP	104,786	154	(3)
CNH/USD	MSC	06/19/19	CNH	40,883	6,081	8
COP/USD	MSC	04/01/19	COP	10,627,864	3,334	(51)
COP/USD	MSC	04/15/19	COP	3,936,870	1,234	(32)
COP/USD	MSC	04/15/19	COP	2,089,642	655	1
COP/USD	MSC	05/02/19	COP	1,141,280	357	(1)
CZK/USD	MSC	06/19/19	CZK	74,925	3,262	(51)
CZK/EUR	MSC	06/19/19	EUR	(1,318)	(1,489)	(9)
CZK/EUR	MSC	06/19/19	EUR	(258)	(291)	—
EUR/USD	MSC	04/26/19	EUR	862	968	(9)
EUR/USD	MSC	06/19/19	EUR	8,007	9,040	(79)
EUR/PLN	MSC	06/19/19	PLN	(2,826)	(738)	2
EUR/ZAR	MSC	06/19/19	ZAR	(10,784)	(740)	(2)
HUF/EUR	MSC	06/19/19	EUR	(448)	(506)	(2)
HUF/EUR	MSC	06/19/19	EUR	(467)	(528)	—
HUF/USD	MSC	06/19/19	HUF	287,637	1,010	(33)
HUF/PLN	MSC	06/19/19	PLN	(2,044)	(534)	(3)
IDR/USD	MSC	04/05/19	IDR	21,219,526	1,489	(3)
IDR/USD	MSC	04/05/19	IDR	11,520,114	809	—
IDR/USD	MSC	04/25/19	IDR	16,842,820	1,179	(12)
IDR/USD	MSC	04/25/19	IDR	43,341,010	3,034	11
INR/USD	MSC	04/02/19	INR	574,185	8,289	203
INR/USD	MSC	04/22/19	INR	433,524	6,239	(24)
KRW/USD	MSC	04/05/19	KRW	841,064	741	(6)
KRW/USD	MSC	04/18/19	KRW	10,329,050	9,104	(72)
KRW/USD	MSC	04/18/19	KRW	1,660,974	1,464	3
MXN/USD	MSC	06/19/19	MXN	61,527	3,129	(55)
MXN/USD	MSC	06/19/19	MXN	371,708	18,902	52
MYR/USD	MSC	04/05/19	MYR	12,727	3,117	(21)
PHP/USD	MSC	04/12/19	PHP	95,915	1,824	16
PLN/EUR	MSC	06/19/19	EUR	(13,672)	(15,437)	(16)
RON/USD	MSC	06/19/19	RON	20,580	4,822	(31)
RUB/USD	MSC	04/11/19	RUB	143,517	2,181	(31)
RUB/USD	MSC	04/15/19	RUB	135,434	2,057	(39)
RUB/USD	MSC	04/15/19	RUB	835,679	12,691	164
SGD/USD	MSC	06/19/19	SGD	1,955	1,445	(5)
SGD/USD	MSC	06/19/19	SGD	10,370	7,663	14
TRY/USD	MSC	06/19/19	TRY	18,788	3,131	(124)
TRY/USD	MSC	06/19/19	TRY	9,416	1,570	10
TWD/USD	MSC	04/08/19	TWD	71,431	2,318	(3)
TWD/USD	MSC	04/08/19	TWD	22,590	733	1
TWD/USD	MSC	04/11/19	TWD	298,291	9,684	(45)
TWD/USD	MSC	04/29/19	TWD	94,022	3,056	2
USD/ARS	MSC	04/03/19	ARS	(94,278)	(2,170)	(15)
USD/ARS	MSC	04/22/19	ARS	(12,293)	(276)	19
USD/BRL	MSC	04/02/19	BRL	(38,700)	(9,899)	(32)
USD/BRL	MSC	04/02/19	BRL	(22,394)	(5,729)	163
USD/BRL	MSC	05/03/19	BRL	(3,433)	(877)	—
USD/CLP	MSC	04/04/19	CLP	(4,905,297)	(7,204)	204
USD/CLP	MSC	04/18/19	CLP	(1,695,011)	(2,491)	17
USD/CLP	MSC	04/22/19	CLP	(103,719)	(152)	4
USD/CLP	MSC	04/25/19	CLP	(103,986)	(153)	4
USD/CNH	MSC	06/19/19	CNH	(13,288)	(1,976)	(7)
USD/CNH	MSC	06/19/19	CNH	(15,469)	(2,300)	—
USD/COP	MSC	04/01/19	COP	(10,627,864)	(3,334)	96
USD/COP	MSC	04/15/19	COP	(7,543,068)	(2,364)	37
USD/EUR	MSC	04/26/19	EUR	(1,769)	(1,988)	41
USD/HKD	MSC	04/04/19	HKD	(1,974)	(252)	1
USD/IDR	MSC	04/05/19	IDR	(32,739,641)	(2,298)	(6)
USD/IDR	MSC	04/25/19	IDR	(10,559,718)	(739)	6
USD/INR	MSC	04/02/19	INR	(192,209)	(2,775)	(37)
USD/INR	MSC	04/02/19	INR	(381,976)	(5,514)	18
USD/KRW	MSC	04/05/19	KRW	(841,064)	(741)	1
USD/KRW	MSC	04/18/19	KRW	(1,593,000)	(1,404)	8
USD/KRW	MSC	04/30/19	KRW	(3,262,646)	(2,876)	(8)
USD/KRW	MSC	04/30/19	KRW	(811,159)	(715)	—
USD/MXN	MSC	04/25/19	MXN	(15,298)	(785)	9
USD/MXN	MSC	06/19/19	MXN	(9,810)	(499)	(1)
USD/MXN	MSC	06/19/19	MXN	(116,700)	(5,934)	55
USD/MYR	MSC	04/05/19	MYR	(12,597)	(3,085)	4
USD/PEN	MSC	05/13/19	PEN	(2,693)	(810)	—
USD/PHP	MSC	04/12/19	PHP	(57,436)	(1,093)	5
USD/RUB	MSC	04/15/19	RUB	(166,590)	(2,530)	(12)
USD/RUB	MSC	04/15/19	RUB	(179,569)	(2,727)	39
USD/SGD	MSC	06/19/19	SGD	(5,786)	(4,276)	(5)
USD/SGD	MSC	06/19/19	SGD	(6,016)	(4,446)	9
USD/THB	MSC	06/19/19	THB	(2,061)	(65)	—
USD/TRY	MSC	06/19/19	TRY	(7,971)	(1,329)	60
USD/TWD	MSC	04/08/19	TWD	(94,022)	(3,052)	(1)
USD/TWD	MSC	04/11/19	TWD	(56,761)	(1,843)	6
USD/TWD	MSC	04/29/19	TWD	(97,548)	(3,170)	(8)
USD/ZAR	MSC	06/19/19	ZAR	(56,491)	(3,874)	35
ZAR/USD	MSC	06/19/19	ZAR	36,673	2,516	(9)
ZAR/USD	MSC	06/19/19	ZAR	39,795	2,730	4
					64,416	(470)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.75	(S)	03/20/21	THB	256,270	2	(1)
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.55	(S)	06/15/19	THB	146,040	(9)	9
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	(S)	02/04/21	THB	71,910	—	7
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	(S)	02/15/21	THB	31,420	—	1
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	(S)	02/16/21	THB	41,040	—	2
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	03/20/21	THB	366,010	7	(7)
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/19/21	THB	390,600	8	(13)
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	148,070	1	(1)
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	258,100	—	1
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/19/21	THB	133,860	1	(3)
Colombian Interbank Rate (Q)	Receiving	CSI	5.11	(Q)	04/15/19	COP	6,436,410	—	(5)
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	(Q)	05/02/24	COP	980,390	—	(14)
Colombian Interbank Rate (Q)	Receiving	JPM	5.19	(Q)	04/22/19	COP	3,198,610	—	(3)
								10	(27)

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	1,130	(3)	(8)	5
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	140	—	(1)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	1,240	(3)	(7)	4
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	150	—	(1)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	750	(2)	(12)	10
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	620	(1)	(8)	7
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	520	(1)	(5)	4
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	660	(2)	(3)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	1,040	(2)	(3)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	220	(1)	(1)	—
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	3,770	(9)	—	(9)
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	920	(3)	(6)	3
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	340	(1)	(2)	1
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	560	(2)	(4)	2
People's Republic of China (Q)	CGM	N/A	1.00	06/20/19	230	—	(1)	1
People's Republic of China (Q)	CIT	N/A	1.00	06/20/19	410	(1)	(4)	3
People's Republic of China (Q)	JPM	N/A	1.00	12/20/19	3,520	(25)	(32)	7
People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	970	(15)	14	(29)
People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	550	(8)	3	(11)
People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	2,170	(33)	24	(57)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	540	(8)	4	(12)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	740	(11)	9	(20)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	990	(15)	12	(27)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	630	(9)	3	(12)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	1,770	(26)	16	(42)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	3,080	(46)	40	(86)
People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	950	(15)	10	(25)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	760	(12)	4	(16)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,720	(41)	34	(75)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,130	(17)	15	(32)
People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	990	(15)	12	(27)
People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	330	(6)	3	(9)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	520	(10)	—	(10)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,710	(32)	18	(50)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	300	(6)	—	(6)
People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,520	(28)	16	(44)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	510	(10)	—	(10)
People's Republic of China (Q)	CIT	N/A	1.00	06/20/22	820	(19)	(12)	(7)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	780	(18)	(13)	(5)
People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	120	(3)	(1)	(2)
					41,130	(464)	116	(580)
Credit default swap agreements - sell protection[4]
State of Qatar (Q)	BCL	0.59	1.00	06/20/23	(2,300)	39	20	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Republic of Columbia Treasury Bond, 11.00%, 07/24/2020 (A)	JPM	04/15/19	COP	572,800	—	1
Republic of Columbia Treasury Bond, 7.50%, 08/26/2026 (A)	DUB	04/15/19	COP	2,423,721	—	18
					—	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
PARTICIPATORY NOTES 8.2%
China 8.2%
Macquarie Bank Ltd. (Shanghai International Airport Co. Ltd.)	624	5,748
Macquarie Bank Ltd. (Yunnan Baiyao Group Co. Ltd.)	181	2,302
Macquarie Bank Ltd. (Wuliangye Yibin Co. Ltd.)	648	9,153
Macquarie Bank Ltd. (Kweichow Moutai Co. Ltd.)	145	18,353
Macquarie Bank Ltd. (Jiangsu Hengrui Medicine Co. Ltd.)	540	5,241
Total Participatory Notes (cost $33,495)		40,797
COMMON STOCKS 86.8%
Brazil 1.5%
Equatorial Energia SA	207	4,237
Transmissora Alianca de Energia Eletrica SA	488	3,096
		7,333
China 6.2%
Beijing Enterprises Holdings Ltd.	492	2,793
China Petroleum & Chemical Corp. - Class H	6,289	4,968
China Tower Corp. Ltd. (a) (b)	66,016	15,357
Ping An Insurance Co. of China Ltd. - Class A	132	1,514
Ping An Insurance Group Co. of China Ltd. - Class H	544	6,127
		30,759
Hong Kong 18.6%
AIA Group Ltd.	2,108	21,097
China Resources Gas Group Ltd.	184	868
CK Infrastructure Holdings Ltd.	1,404	11,535
CLP Holdings Ltd.	576	6,677
Guangdong Investment Ltd.	4,915	9,504
Hang Seng Bank Ltd.	209	5,170
Hong Kong Exchanges & Clearing Ltd.	229	8,002
Kingdee International Software Group Co. Ltd.	2,011	2,339
Link REIT	1,391	16,275
MTR Corp.	1,780	11,025
		92,492
India 26.5%
Bajaj Finance Ltd.	96	4,184
HDFC Bank Ltd.	18	604
HDFC Bank Ltd. - ADR	241	27,979
Housing Development Finance Corp.	1,112	31,637
Infosys Ltd. - ADR	998	10,905
Infosys Ltd.	1,060	11,409
Kotak Mahindra Bank Ltd.	474	9,128
Reliance Industries Ltd. - GDR (b)	149	5,977
Reliance Industries Ltd.	644	12,697
Tata Consultancy Services Ltd.	387	11,215
United Breweries Holdings Ltd.	293	5,906
		131,641
Indonesia 7.1%
Bank Central Asia Tbk PT	11,188	21,805
Bank Rakyat Indonesia Persero Tbk PT	27,847	8,075
PT Sarana Menara Nusantara Tbk (c)	95,272	5,265
		35,145
Malaysia 1.0%
IHH Healthcare Bhd	3,375	4,776
Mexico 2.2%
Bolsa Mexicana de Valores SAB de CV - Class A	481	999
Fomento Economico Mexicano SAB de CV - ADR	79	7,325
Wal-Mart de Mexico SAB de CV	965	2,580
		10,904
Netherlands 5.4%
Heineken NV	103	10,911
Unilever NV - CVA	279	16,208
		27,119
Philippines 0.0%
Universal Robina Corp.	36	104
Russian Federation 2.8%
Polyus PJSC - GDR	69	2,842
Sberbank of Russia	2,317	7,529
	Shares/Par[1]	Value ($)
Yandex NV - Class A (a)	105	3,608
		13,979
Singapore 3.7%
Ascendas REIT	2,583	5,547
Singapore Exchange Ltd.	1,361	7,351
Thai Beverage PCL	8,908	5,557
		18,455
South Korea 3.1%
Macquarie Infrastructure Co. LLC	571	5,358
Samsung Fire & Marine Insurance Co. Ltd.	37	9,877
		15,235
Taiwan 1.3%
Chailease Holding Co. Ltd.	571	2,340
Taiwan Semiconductor Manufacturing Co. Ltd.	509	4,071
		6,411
Thailand 5.4%
Airports of Thailand PCL	1,155	2,483
Bangkok Dusit Medical Services PCL	9,734	7,619
CP ALL PCL	4,182	9,878
Electricity Generating PCL	644	5,925
Kasikornbank PCL - NVDR	132	780
		26,685
United Kingdom 2.0%
Coca-Cola HBC AG	298	10,148
Total Common Stocks (cost $389,072)		431,186
PREFERRED STOCKS 1.6%
Brazil 1.6%
Cia De Transmissao De ENE-PF	207	4,093
Itausa - Investimentos Itau SA	1,230	3,769
Total Preferred Stocks (cost $6,350)		7,862
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	6,811	6,811
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	450	450
Total Short Term Investments (cost $7,261)		7,261
Total Investments 98.1% (cost $436,178)		487,106
Other Assets and Liabilities, Net 1.9%		9,508
Total Net Assets 100.0%		496,614

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $21,334 and 4.3%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 98.7%
China 1.7%
Baidu.com - Class A - ADR (a)	91	14,948
France 6.1%
BNP Paribas SA	895	42,893
Danone SA	124	9,549
		52,442
Germany 11.4%
Allianz SE	117	26,122
Bayer AG	462	29,882
Daimler AG	707	41,519
		97,523
Japan 2.5%
Toyota Motor Corp.	359	21,064
Mexico 1.7%
Grupo Televisa SAB - ADR	1,292	14,286
Netherlands 4.2%
CNH Industrial NV	3,546	36,109
South Africa 2.7%
Naspers Ltd. - Class N	100	23,219
South Korea 1.9%
Samsung Electronics Co. Ltd.	417	16,443
Switzerland 17.2%
Cie Financiere Richemont SA	244	17,784
Credit Suisse Group AG	3,236	37,766
Glencore Plc	7,339	30,429
Julius Baer Group Ltd.	705	28,483
Kuehne & Nagel International AG	94	12,957
LafargeHolcim Ltd.	400	19,791
		147,210
Taiwan 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,977	15,813
United Kingdom 9.7%
Diageo Plc	167	6,831
Experian Plc	212	5,751
	Shares/Par[1]	Value ($)
Liberty Global Plc - Class A (a)	576	14,346
Liberty Global Plc - Class C (a)	512	12,392
Reckitt Benckiser Group Plc	142	11,819
Willis Towers Watson Plc	80	14,077
WPP Plc	1,716	18,120
		83,336
United States of America 37.7%
Alphabet Inc. - Class A (a)	30	34,755
American International Group Inc.	643	27,687
Bank of America Corp.	585	16,129
Booking Holdings Inc. (a)	13	22,977
Caterpillar Inc.	71	9,628
Charter Communications Inc. - Class A (a)	83	28,940
Citigroup Inc.	350	21,768
Comcast Corp. - Class A	339	13,533
Constellation Brands Inc. - Class A	72	12,676
General Electric Co.	1,931	19,289
General Motors Co.	707	26,240
Halliburton Co.	621	18,184
HCA Inc.	90	11,781
Hilton Worldwide Holdings Inc.	327	27,194
Moody's Corp.	93	16,815
Regeneron Pharmaceuticals Inc. (a)	36	14,678
Wabtec Corp.	11	776
		323,050
Total Common Stocks (cost $948,337)		845,443
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	8,494	8,494
Total Short Term Investments (cost $8,494)		8,494
Total Investments 99.7% (cost $956,831)		853,937
Other Derivative Instruments 0.1%		1,072
Other Assets and Liabilities, Net 0.2%		1,314
Total Net Assets 100.0%		856,323

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	06/19/19	CHF	(22,891)	(23,157)	1,072

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.7%
Real Estate 99.7%
Apartment Investment & Management Co. - Class A	127	6,367
AvalonBay Communities Inc.	57	11,455
Boston Properties Inc.	67	8,988
CareTrust REIT Inc.	260	6,109
Cousins Properties Inc.	485	4,685
CubeSmart	177	5,664
CyrusOne Inc.	73	3,852
Digital Realty Trust Inc.	9	1,033
Duke Realty Corp.	226	6,919
Empire State Realty Trust Inc. - Class A	264	4,167
Equinix Inc.	30	13,615
Equity Residential Properties Inc.	152	11,460
Extra Space Storage Inc.	70	7,098
Host Hotels & Resorts Inc.	300	5,671
Hudson Pacific Properties Inc.	169	5,830
Invitation Homes Inc.	359	8,734
Pebblebrook Hotel Trust	176	5,457
Physicians Realty Trust	213	4,014
ProLogis Inc.	206	14,787
Regency Centers Corp.	113	7,599
Sabra Healthcare REIT Inc.	99	1,934
Simon Property Group Inc.	82	14,877
SITE Centers Corp.	300	4,091
VICI Properties Inc.	73	1,597
Welltower Inc.	178	13,840
Total Common Stocks (cost $166,373)		179,843
Total Investments 99.7% (cost $166,373)		179,843
Other Assets and Liabilities, Net 0.3%		548
Total Net Assets 100.0%		180,391

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 98.6%
China 45.4%
Alibaba Group Holding Ltd. - ADS (a)	314	57,301
Asia Cement China Holdings Corp.	516	510
Autohome Inc. - Class A - ADR (a) (b)	99	10,449
Baoshan Iron & Steel Co. Ltd.	2,806	3,022
Changyou.com Ltd. - Class A - ADS	196	3,352
China International Travel Service Corp. Ltd.	572	5,977
China Mobile Ltd.	2,379	24,227
China Yangtze Power Co. Ltd. - Class A	2,844	7,144
Ctrip.com International Ltd. - ADR (a)	182	7,940
ENN Energy Holdings Ltd.	514	4,972
Gree Electric Appliances Inc. - Class A	1,101	7,761
Hengan International Group Co. Ltd.	1,201	10,583
Huayu Automotive Systems Co. Ltd. - Class A	1,923	5,843
Pou Sheng International Holdings Ltd. (b)	27,914	6,050
Qingdao Port International Co. Ltd. (a) (c)	3,367	2,364
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	56
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	12,040	11,535
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	1,309
Shanghai International Airport Co. Ltd.	733	6,782
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	3,429
Shenzhen Airport Co. Ltd.	1,470	2,197
Sinopharm Group Co. Ltd. - Class H	1,361	5,680
Sun Art Retail Group Ltd.	8,317	8,121
Tencent Holdings Ltd.	609	28,119
Toly Bread Co. Ltd.	170	1,457
Universal Scientific Industrial Shanghai Co. Ltd. - Class A	1,867	4,283
Vipshop Holdings Ltd. - ADR (a)	595	4,779
Weibo Corp. - ADR (a) (b)	163	10,083
Xiabuxiabu Catering Management China Holdings Co. Ltd. (b) (c)	1,025	1,793
YY Inc. - Class A - ADS (a)	184	15,433
		262,551
Hong Kong 9.7%
Ajisen China Holdings Ltd.	7,982	2,290
Cafe de Coral Holdings Ltd.	1,098	2,802
CIMC Enric Holdings Ltd.	6,406	6,589
CK Hutchison Holdings Ltd.	867	9,121
FIH Mobile Ltd. (a) (b)	2,735	304
Goodbaby International Holdings Ltd. (b)	10,839	3,155
Microport Scientific Corp. (b)	2,676	2,522
Minth Group Ltd. (b)	2,452	7,761
Sa Sa International Holdings Ltd. (b)	4,228	1,446
Sino Biopharmaceutical	5,555	5,101
Stella International Holdings Ltd.	3,094	4,689
Towngas China Co. Ltd.	5,584	4,394
Uni-President China Holdings Ltd.	5,954	5,853
		56,027
India 43.3%
Ajanta Pharma Ltd.	45	674
Axis Bank Ltd. (a)	380	4,271
	Shares/Par[1]	Value ($)
Bajaj Finance Ltd.	500	21,885
Balkrishna Industries Ltd.	425	6,119
Bharat Financial Inclusion Ltd. (a)	280	4,572
Bharat Forge Ltd.	625	4,631
Britannia Industries Ltd.	197	8,795
Cholamandalam Investment and Finance Co. Ltd.	676	14,207
Divi's Laboratories Ltd.	200	4,919
Edelweiss Financial Services Ltd.	960	2,749
Eicher Motors Ltd.	17	5,054
Godrej Consumer Products Ltd.	184	1,825
HDFC Bank Ltd.	625	20,968
Himatsingka Seide Ltd.	963	3,035
Hindustan Unilever Ltd.	155	3,824
Housing Development Finance Corp.	580	16,506
ICICI Bank Ltd.	2,000	11,588
IndusInd Bank Ltd.	545	14,009
Infosys Ltd.	940	10,119
Jubilant Life Sciences Ltd.	685	6,588
Kansai Nerolac Paints Ltd.	1,220	8,088
KEC International Ltd.	365	1,585
Kotak Mahindra Bank Ltd.	350	6,748
Larsen & Toubro Ltd.	145	2,905
Marico Ltd.	840	4,211
Maruti Suzuki India Ltd.	113	10,899
Pidilite Industries Ltd.	220	3,962
PNB Housing Finance Ltd. (c)	364	4,543
Ramco Cements Ltd.	445	4,730
State Bank of India (a)	590	2,737
Supreme Industries Ltd.	303	4,895
Tata Consultancy Services Ltd.	430	12,448
Titan Industries Ltd.	440	7,264
Yes Bank Ltd.	2,390	9,551
		250,904
Taiwan 0.2%
Hu Lane Associate Inc.	382	1,075
Total Common Stocks (cost $464,751)		570,557
SHORT TERM INVESTMENTS 2.0%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	6,212	6,212
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	5,440	5,440
Total Short Term Investments (cost $11,652)		11,652
Total Investments 100.6% (cost $476,403)		582,209
Other Assets and Liabilities, Net (0.6)%		(3,519)
Total Net Assets 100.0%		578,690

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $8,700 and 1.5%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 91.8%
Communication Services 5.0%
AT&T Inc.	455	14,281
BT Group Plc	2,176	6,320
Deutsche Telekom AG	377	6,263
		26,864
Consumer Discretionary 5.0%
Columbia Sportswear Co.	30	3,119
Darden Restaurants Inc.	24	2,962
Harley-Davidson Inc.	216	7,722
Target Corp.	82	6,576
TJX Cos. Inc.	131	6,991
		27,370
Consumer Staples 22.8%
Altria Group Inc.	74	4,256
Anheuser-Busch InBev NV	73	6,118
Campbell Soup Co.	261	9,949
Coca-Cola Co.	243	11,382
Danone SA	56	4,294
General Mills Inc.	324	16,786
Heineken NV	79	8,392
Kimberly-Clark Corp.	99	12,214
Kraft Heinz Foods Co.	106	3,455
L'Oreal SA	28	7,453
Mondelez International Inc. - Class A	187	9,355
Nestle SA	71	6,777
Philip Morris International Inc.	51	4,519
Procter & Gamble Co.	124	12,876
Sysco Corp.	89	5,949
		123,775
Energy 6.1%
Baker Hughes a GE Co. LLC - Class A	197	5,462
ConocoPhillips Co.	123	8,241
Royal Dutch Shell Plc - Class B	85	2,672
Suncor Energy Inc.	234	7,587
Total SA	168	9,332
		33,294
Financials 13.6%
American Express Co.	60	6,550
Cullen/Frost Bankers Inc.	41	3,964
Federated Investors Inc. - Class B	165	4,830
Fifth Third Bancorp	162	4,084
Hartford Financial Services Group Inc.	302	15,015
KeyCorp	170	2,678
M&T Bank Corp.	69	10,838
PNC Financial Services Group Inc.	48	5,872
Travelers Cos. Inc.	86	11,833
Zions Bancorp	182	8,268
		73,932
Health Care 7.8%
Bayer AG	90	5,849
Bristol-Myers Squibb Co.	153	7,297

	Shares/Par[1]	Value ($)
Eli Lilly & Co.	80	10,382
Johnson & Johnson	50	6,946
Merck & Co. Inc.	111	9,233
Stryker Corp.	14	2,771
		42,478
Industrials 8.8%
ABB Ltd.	264	4,979
Cummins Inc.	32	5,026
Emerson Electric Co.	43	2,925
Flowserve Corp.	230	10,373
General Dynamics Corp.	35	5,993
nVent Electric Plc	20	552
Pentair Plc	80	3,553
Raytheon Co.	15	2,747
Siemens AG	51	5,472
United Parcel Service Inc. - Class B	53	5,920
		47,540
Information Technology 1.3%
Automatic Data Processing Inc.	42	6,748
Materials 3.5%
Avery Dennison Corp.	26	2,894
BASF SE	24	1,805
International Paper Co.	131	6,057
Nutrien Ltd.	74	3,926
Sonoco Products Co.	74	4,542
		19,224
Real Estate 1.3%
Weyerhaeuser Co.	272	7,155
Utilities 16.6%
American Electric Power Co. Inc.	92	7,704
Consolidated Edison Inc.	106	8,954
Dominion Energy Inc.	160	12,246
Duke Energy Corp.	80	7,237
Entergy Corp.	138	13,180
Exelon Corp.	272	13,637
PPL Corp.	357	11,346
Sempra Energy	77	9,633
SSE Plc	404	6,238
		90,175
Total Common Stocks (cost $488,060)		498,555
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (a) (b)	42,739	42,739
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (a) (b)	132	132
Total Short Term Investments (cost $42,871)		42,871
Total Investments 99.7% (cost $530,931)		541,426
Other Derivative Instruments 0.1%		435
Other Assets and Liabilities, Net 0.2%		1,260
Total Net Assets 100.0%		543,121

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	04/05/19	EUR	(7,969)	(8,940)	161
USD/EUR	GSC	04/05/19	EUR	(6,384)	(7,161)	137
USD/EUR	RBC	04/05/19	EUR	(6,384)	(7,162)	137
					(23,263)	435

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.5%
Australia 4.2%
Dexus	961	8,694
Goodman Group	1,968	18,646
GPT Group	1,347	5,938
Mirvac Group	4,443	8,668
Scentre Group	6,059	17,667
		59,613
Brazil 0.5%
BR Malls Participacoes SA	626	2,001
BR Properties SA	457	1,034
Cyrela Brazil Realty SA	238	983
MRV Engenharia e Participacoes SA	324	1,163
Multiplan Empreendimentos Imobiliarios SA	211	1,260
		6,441
Canada 1.7%
Allied Properties REIT	232	8,581
Canadian Apartment Properties REIT	76	2,936
H&R REIT	203	3,563
Killam Apartment Real Estate Investment Trust	204	2,968
RioCan REIT	284	5,622
		23,670
Chile 0.1%
Parque Arauco SA	490	1,310
China 2.1%
Agile Property Holdings Ltd.	614	1,000
China Aoyuan Property Group Ltd.	1,044	1,265
CIFI Holdings Group Co. Ltd.	2,720	2,072
Country Garden Holdings Co. Ltd.	5,969	9,379
Dragon Delight Holdings Co. Ltd.	802	1,337
Guangzhou R&F Properties Co. Ltd. - Class H	810	1,759
Guangzhou Times Holdings Group Co. Ltd.	428	888
Jiayuan International Group Ltd. (a)	854	453
KWG Property Holding Ltd.	1,080	1,308
Ronshine China Holdings Ltd. (b)	466	742
Soho China Ltd. (b)	1,616	682
Sunac China Holdings Ltd. (a)	1,756	8,792
Yuzhou Properties Co. Ltd.	1,270	770
		30,447
France 0.8%
Icade SA	76	6,439
Klepierre	146	5,114
		11,553
Germany 4.6%
Aroundtown SA	1,297	10,717
Deutsche Wohnen SE	373	18,133
LEG Immobilien AG	82	10,111
Vonovia SE	494	25,661
		64,622
Hong Kong 11.6%
China Evergrande Group (a)	1,666	5,558
China Jinmao Holdings Group Ltd.	5,932	3,879
China Overseas Land & Investment Ltd.	3,418	13,005
China Resources Land Ltd.	2,046	9,197
China Vanke Co. Ltd. - Class H	1,980	8,333
CK Asset Holdings Ltd.	2,699	24,001
Hang Lung Properties Ltd.	2,670	6,527
Henderson Land Development Co. Ltd.	1,032	6,577
Hongkong Land Holdings Ltd.	1,166	8,298
K. Wah International Holdings Ltd.	1,059	654
Kerry Properties Ltd.	693	3,107
Link REIT	1,905	22,289
Longfor Properties Co. Ltd.	1,247	4,430
New World Development Ltd.	6,489	10,773
Shimao Property Holdings Ltd.	1,227	3,852
Sino Land Co.	2,302	4,463
Sino-Ocean Group Holding Ltd.	2,281	1,001
Sun Hung Kai Properties Ltd.	828	14,231
Swire Properties Ltd.	1,146	4,930
Wharf Real Estate Investment Co. Ltd.	946	7,056
	Shares/Par[1]	Value ($)
Yuexiu Property Co. Ltd.	2,944	710
Yuexiu REIT Trust	1,370	974
		163,845
India 0.2%
DLF Ltd.	271	795
Embassy Office Parks REIT (b) (c)	74	322
Oberoi Realty Ltd.	231	1,764
		2,881
Indonesia 0.3%
Bumi Serpong Damai PT (b)	9,864	975
Pakuwon Jati Tbk PT	19,502	947
PT Ciputra Development Tbk	14,687	1,035
Summarecon Agung Tbk PT	11,478	759
		3,716
Ireland 0.2%
Green REIT Plc	2,027	3,416
Japan 10.2%
Advance Residence Investment Corp.	3	7,021
Comforia Residential REIT Inc.	—	1,032
Daiwa Office Investment Corp.	1	5,796
GLP J-REIT	1	668
Hulic Co. Ltd.	333	3,265
Invincible Investment Corp.	6	3,023
Japan Hotel REIT Investment Corp.	7	5,803
Japan Real Estate Investment Corp.	2	10,314
Japan Rental Housing Investments Inc.	5	3,784
Japan Retail Fund Investment Corp.	4	7,810
Kenedix Realty Investment Corp.	1	6,942
Kenedix Retail REIT Corp.	—	664
Mitsubishi Estate Co. Ltd.	1,023	18,555
Mitsui Fudosan Co. Ltd.	843	21,231
Mitsui Fudosan Logistics Park Inc.	1	3,534
Nippon Prologis REIT Inc.	2	5,253
Nomura Real Estate Master Fund Inc.	3	4,821
Orix J-REIT Inc.	5	8,826
Premier Investment Corp.	1	1,034
Sekisui House Ltd.	4	3,191
Sumitomo Realty & Development Co. Ltd.	387	16,033
Tokyo Tatemono Co. Ltd.	313	3,839
Tokyu REIT Inc.	—	799
United Urban Investment Corp.	—	368
		143,606
Luxembourg 0.9%
Grand City Properties SA	500	12,089
Malaysia 0.3%
IOI Properties Group Sdn Bhd	1,948	630
KLCC Property Holdings Bhd	1,097	2,086
Sime Darby Property Bhd	5,488	1,494
		4,210
Malta 0.0%
BGP Holdings Plc (b) (c)	5,552	4
Mexico 0.5%
CIBanco SA Institucion de Banca Multiple	773	1,193
CIBanco SA Institucion de Banca Multiple	1,806	1,971
Fibra Uno Administracion SA de CV	2,683	3,706
		6,870
Netherlands 1.2%
Unibail-Rodamco SE	102	16,743
Philippines 0.9%
Ayala Land Inc.	9,888	8,452
Robinsons Land Corp.	2,036	950
SM Prime Holdings Inc.	4,547	3,451
		12,853
Singapore 2.2%
Ascendas India Trust (d)	1,213	1,065
Ascendas REIT	2,494	5,357
Capitaland Commercial Trust	2,477	3,548
CapitaLand Ltd.	2,380	6,422
CapitaLand Retail China Trust Management Ltd.	781	905
City Developments Ltd.	717	4,793
Mapletree Commercial Trust	1,578	2,200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Mapletree Logistics Trust	4,455	4,799
Mapletree North Asia Commercial Trust	1,434	1,397
Yanlord Land Group Ltd.	554	557
		31,043
South Africa 0.8%
Growthpoint Properties Ltd.	2,915	4,934
Hyprop Investments Ltd.	335	1,634
Redefine Properties Ltd.	4,093	2,751
SA Corporate Real Estate Ltd.	6,987	1,759
		11,078
Spain 0.8%
Inmobiliaria Colonial SA	361	3,712
Merlin Properties Socimi SA	573	7,502
		11,214
Sweden 1.6%
Fabege AB	535	7,770
Hufvudstaden AB - Class A	471	8,187
Wihlborgs Fastigheter AB	538	7,340
		23,297
Switzerland 0.6%
Swiss Prime Site AG	98	8,564
Thailand 0.5%
AP (Thailand) PCL - NVDR	4,197	935
Central Pattana PCL - NVDR	1,818	4,195
Origin Property PCL (e)	612	132
Supalai PCL - NVDR	1,526	910
WHA Corp. PCL - NVDR	8,495	1,133
		7,305
Turkey 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,161	592
United Arab Emirates 0.2%
Emaar Development PJSC	1,489	1,574
Emaar Malls Group PJSC	3,091	1,463
		3,037
United Kingdom 4.0%
Assura Plc	6,388	4,774
Big Yellow Group Plc	336	4,343
British Land Co. Plc	276	2,116
Derwent London Plc	149	6,268
Grainger Plc	1,306	4,015
Land Securities Group Plc	892	10,601
Segro Plc	1,195	10,473
Tritax Big Box REIT Plc	3,710	6,933
Unite Group Plc	218	2,599
Workspace Group Plc	313	3,972
		56,094
United States of America 47.5%
Agree Realty Corp.	136	9,409
Alexandria Real Estate Equities Inc.	150	21,340
American Assets Trust Inc.	43	1,956
American Homes For Rent - Class A	171	3,896
AvalonBay Communities Inc.	160	32,193
Boston Properties Inc.	214	28,646
Corporate Office Properties Trust	305	8,337
Crown Castle International Corp.	41	5,230
CyrusOne Inc.	156	8,184
Digital Realty Trust Inc.	130	15,434
Duke Realty Corp.	262	8,019
EastGroup Properties Inc.	42	4,637
Empire State Realty Trust Inc. - Class A	333	5,260
Equinix Inc.	11	4,951
Equity Lifestyle Properties Inc.	77	8,780
	Shares/Par[1]	Value ($)
Equity Residential Properties Inc.	310	23,329
Essential Properties Realty Trust Inc.	201	3,919
Essex Property Trust Inc.	54	15,493
Extra Space Storage Inc.	150	15,289
Federal Realty Investment Trust	87	12,053
Four Corners Property Trust Inc.	27	797
HCP Inc.	522	16,342
Healthcare Realty Trust Inc.	609	19,563
Highwoods Properties Inc.	76	3,554
Hilton Worldwide Holdings Inc.	109	9,091
Hudson Pacific Properties Inc.	600	20,655
InterXion Holding NV (b)	32	2,127
Invitation Homes Inc.	712	17,312
Liberty Property Trust	207	10,038
Macerich Co.	260	11,284
Mid-America Apartment Communities Inc.	213	23,257
National Health Investors Inc.	103	8,100
National Retail Properties Inc.	343	18,997
Omega Healthcare Investors Inc.	80	3,070
Park Hotels & Resorts Inc.	422	13,119
Pebblebrook Hotel Trust (a)	301	9,351
PotlatchDeltic Corp. (a)	48	1,827
ProLogis Inc.	639	45,976
Public Storage	108	23,437
QTS Realty Trust Inc. - Class A	174	7,846
Realty Income Corp.	285	20,970
Regency Centers Corp.	85	5,740
Retail Opportunity Investments Corp.	901	15,624
Simon Property Group Inc.	192	35,032
STAG Industrial Inc.	273	8,092
Sun Communities Inc.	109	12,874
Sunstone Hotel Investors Inc.	313	4,506
Terreno Realty Corp	100	4,216
Ventas Inc.	395	25,210
VICI Properties Inc.	593	12,983
Weingarten Realty Investors	87	2,568
Welltower Inc.	254	19,684
Weyerhaeuser Co.	84	2,225
		671,822
Total Common Stocks (cost $1,281,021)		1,391,935
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	16,245	16,245
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (g)	10,680	10,680
Total Short Term Investments (cost $26,925)		26,925
Total Investments 100.4% (cost $1,307,946)		1,418,860
Other Assets and Liabilities, Net (0.4)%		(5,540)
Total Net Assets 100.0%		1,413,320

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	04/04/19	HKD	19,984	2,546	—
USD/JPY	GSC	04/03/19	JPY	(14,113)	(127)	—
					2,419	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 94.0%
Australia 3.8%
Amcor Ltd.	1,771	19,355
Brambles Ltd.	1,939	16,199
CSL Ltd.	58	8,072
		43,626
Brazil 3.0%
B3 SA	2,280	18,593
Banco Bradesco SA - ADR	1,421	15,505
		34,098
Canada 9.1%
Canadian National Railway Co.	217	19,477
CGI Inc. (a)	557	38,322
Nutrien Ltd. (b)	300	15,854
PrairieSky Royalty Ltd. (b)	1,007	13,576
Suncor Energy Inc.	492	15,952
		103,181
China 7.2%
Alibaba Group Holding Ltd. - ADS (a)	91	16,629
Henan Shuanghui Investment & Development Co. Ltd. - Class A	2,582	9,938
Kweichow Moutai Co. Ltd. - Class A	183	23,293
New Oriental Education & Technology Group - ADR (a)	148	13,285
Wuliangye Yibin Co. Ltd. - Class A	1,296	18,374
		81,519
Denmark 1.4%
Carlsberg A/S - Class B	132	16,463
France 7.8%
Bureau Veritas SA	457	10,740
Cie Generale d'Optique Essilor International SA	73	7,933
Pernod-Ricard SA	66	11,855
Schneider Electric SE (a)	212	16,674
Vinci SA	242	23,563
Vivendi SA	618	17,925
		88,690
Germany 7.1%
Allianz SE	116	25,922
Deutsche Boerse AG	186	23,822
GEA Group AG	297	7,801
SAP SE	194	22,471
		80,016
Hong Kong 1.6%
Galaxy Entertainment Group Ltd.	2,603	17,769
Italy 3.6%
FinecoBank Banca Fineco SpA	1,208	15,916
Intesa Sanpaolo SpA	2,970	7,243
Mediobanca SpA	1,656	17,240
		40,399
Japan 9.1%
Asahi Breweries Ltd.	415	18,467
Fanuc Ltd.	123	20,995
Hoya Corp.	375	24,835
Japan Tobacco Inc. (b)	267	6,611
Kao Corp.	180	14,182
Keyence Corp.	29	18,358
		103,448
Mexico 2.2%
Fomento Economico Mexicano SAB de CV - ADR	269	24,864
	Shares/Par[1]	Value ($)
Netherlands 4.6%
ING Groep NV	1,241	15,038
Royal Dutch Shell Plc - Class B	318	10,036
Wolters Kluwer NV	403	27,495
		52,569
Singapore 2.0%
United Overseas Bank Ltd.	1,230	22,850
South Korea 2.4%
NAVER Corp.	109	11,875
Samsung Electronics Co. Ltd.	399	15,716
		27,591
Spain 1.5%
Amadeus IT Group SA	211	16,916
Sweden 2.6%
Investor AB - Class B	648	29,230
Switzerland 5.6%
Cie Financiere Richemont SA	211	15,378
Julius Baer Group Ltd.	262	10,591
Kuehne & Nagel International AG	81	11,127
Novartis AG	219	21,109
UBS Group AG	433	5,261
		63,466
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,151	25,199
Thailand 0.5%
Kasikornbank PCL - NVDR	953	5,651
Turkey 0.7%
Akbank T.A.S. (a)	7,144	8,112
United Kingdom 9.8%
British American Tobacco Plc	554	23,074
Compass Group Plc	714	16,752
Informa Plc	1,879	18,202
Reckitt Benckiser Group Plc	247	20,491
Relx Plc	954	20,373
TechnipFMC Plc	503	11,860
		110,752
United States of America 6.2%
Broadcom Inc.	104	31,154
Philip Morris International Inc.	295	26,052
Yum China Holdings Inc.	280	12,557
		69,763
Total Common Stocks (cost $964,949)		1,066,172
SHORT TERM INVESTMENTS 6.4%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	58,144	58,144
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	14,162	14,162
Total Short Term Investments (cost $72,306)		72,306
Total Investments 100.4% (cost $1,037,255)		1,138,478
Other Assets and Liabilities, Net (0.4)%		(4,990)
Total Net Assets 100.0%		1,133,488

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	GSC	04/03/19	JPY	(34,561)	(312)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.0%
Communication Services 2.2%
Cogent Communications Group Inc.	316	17,145
IMAX Corp. (a)	336	7,628
Iridium Communications Inc. (a) (b)	64	1,702
Take-Two Interactive Software Inc. (a)	167	15,789
		42,264
Consumer Discretionary 12.6%
Adtalem Global Education Inc. (a)	314	14,538
Brunswick Corp.	243	12,247
Carter's Inc.	126	12,737
Cooper-Standard Holding Inc. (a)	80	3,739
Dunkin' Brands Group Inc.	252	18,895
Five Below Inc. (a)	142	17,589
Fox Factory Holding Corp. (a)	216	15,122
G-III Apparel Group Ltd. (a)	328	13,116
Jack in the Box Inc.	120	9,729
Ollie's Bargain Outlet Holdings Inc. (a)	188	16,073
Penn National Gaming Inc. (a)	746	14,991
Pool Corp.	113	18,653
Six Flags Entertainment Corp.	236	11,655
Steven Madden Ltd.	467	15,805
Texas Roadhouse Inc.	305	18,972
Urban Outfitters Inc. (a)	328	9,720
Visteon Corp. (a)	121	8,159
Wendy's Co.	876	15,668
		247,408
Consumer Staples 1.6%
Boston Beer Co. Inc. - Class A (a)	53	15,546
Lancaster Colony Corp.	104	16,373
		31,919
Energy 2.2%
Centennial Resource Development Inc. - Class A (a) (b)	812	7,136
Oil States International Inc. (a)	420	7,126
Parsley Energy Inc. - Class A (a)	490	9,463
Patterson-UTI Energy Inc.	597	8,367
PBF Energy Inc. - Class A	361	11,256
		43,348
Financials 8.4%
American Equity Investment Life Holding Co.	519	14,019
American Financial Group Inc.	151	14,569
Cathay General Bancorp	236	8,019
Cullen/Frost Bankers Inc.	171	16,592
Evercore Inc. - Class A	227	20,617
Hanover Insurance Group Inc.	140	16,027
LPL Financial Holdings Inc.	251	17,515
MarketAxess Holdings Inc.	85	20,807
Mercury General Corp.	300	15,000
RLI Corp.	169	12,107
Sterling Bancorp Inc.	539	10,050
		165,322
Health Care 26.8%
Aerie Pharmaceuticals Inc. (a) (b)	282	13,380
Agios Pharmaceuticals Inc. (a) (b)	257	17,338
Amicus Therapeutics Inc. (a) (b)	1,386	18,845
Avanos Medical Inc. (a)	339	14,454
Bio-Techne Corp.	134	26,523
BioTelemetry Inc. (a)	276	17,263
Catalent Inc. (a)	421	17,102
Chemed Corp.	67	21,397
DexCom Inc. (a)	118	14,082
Encompass Health Corp.	288	16,795
Glaukos Corp. (a)	192	15,069
GW Pharmaceuticals Plc - ADS (a) (b)	109	18,449
Halozyme Therapeutics Inc. (a)	1,188	19,130
HealthEquity Inc. (a)	391	28,954
Hill-Rom Holdings Inc.	185	19,544
ICU Medical Inc. (a)	72	17,186
Integer Holdings Corp. (a)	175	13,183
Integra LifeSciences Holdings Corp. (a)	280	15,616
	Shares/Par[1]	Value ($)
Intersect ENT Inc. (a)	540	17,367
Masimo Corp. (a)	119	16,409
Medidata Solutions Inc. (a)	180	13,169
Neurocrine Biosciences Inc. (a)	276	24,331
Nevro Corp. (a) (b)	144	8,995
Penumbra Inc. (a)	105	15,457
PerkinElmer Inc.	158	15,185
Repligen Corp. (a)	402	23,734
Sage Therapeutics Inc. (a)	122	19,339
Sarepta Therapeutics Inc. (a) (b)	157	18,757
Select Medical Holdings Corp. (a)	104	1,465
Syneos Health Inc. - Class A (a)	280	14,469
Vocera Communications Inc. (a)	433	13,695
		526,682
Industrials 14.6%
Brink's Co.	248	18,681
BWX Technologies Inc.	228	11,323
CoStar Group Inc. (a)	52	24,027
Hillenbrand Inc.	324	13,451
ITT Inc.	332	19,250
John Bean Technologies Corp.	160	14,710
KBR Inc.	777	14,841
Kennametal Inc.	326	11,986
Knight-Swift Transportation Holdings Inc. - Class A (b)	390	12,758
Landstar System Inc.	142	15,496
Lincoln Electric Holdings Inc.	153	12,807
Masonite International Corp. (a)	190	9,460
MSA Safety Inc.	147	15,160
Old Dominion Freight Line Inc.	113	16,364
Oshkosh Corp.	194	14,568
Timken Co.	286	12,467
TransDigm Group Inc. (a)	53	24,243
WABCO Holdings Inc. (a)	104	13,743
Watsco Inc.	81	11,595
		286,930
Information Technology 25.8%
2U Inc. (a) (b)	232	16,403
Aspen Technology Inc. (a)	304	31,654
Blackline Inc. (a) (b)	368	17,032
Booz Allen Hamilton Holding Corp. - Class A	307	17,821
Cognex Corp.	393	19,962
EPAM Systems Inc. (a)	125	21,065
Fabrinet (a)	4	214
Fair Isaac Corp. (a)	135	36,705
Guidewire Software Inc. (a)	246	23,942
II-VI Inc. (a)	332	12,374
Littelfuse Inc.	95	17,301
MKS Instruments Inc.	146	13,602
Monolithic Power Systems Inc.	119	16,100
National Instruments Corp.	329	14,584
New Relic Inc. (a)	176	17,353
Pegasystems Inc.	304	19,785
Power Integrations Inc.	172	12,002
Proofpoint Inc. (a)	145	17,642
Q2 Holdings Inc. (a)	408	28,287
Qualys Inc. (a)	240	19,896
RealPage Inc. (a)	400	24,279
SailPoint Technologies Holdings Inc. (a)	582	16,723
Semtech Corp. (a)	398	20,263
Silicon Laboratories Inc. (a)	213	17,231
Trimble Inc. (a)	431	17,417
Ultimate Software Group Inc. (a)	63	20,944
Zebra Technologies Corp. - Class A (a)	82	17,279
		507,860
Materials 4.1%
Berry Global Group Inc. (a)	351	18,899
Ingevity Corp. (a)	196	20,651
Martin Marietta Materials Inc.	97	19,525
PolyOne Corp.	398	11,670
Univar Inc. (a)	470	10,419
		81,164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.7%
Coresite Realty Corp.	22	2,389
CubeSmart	324	10,384
		12,773
Total Common Stocks (cost $1,510,286)		1,945,670
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	15,648	15,648
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	1,163	1,163
Total Short Term Investments (cost $16,811)		16,811
Total Investments 99.9% (cost $1,527,097)		1,962,481
Other Assets and Liabilities, Net 0.1%		2,364
Total Net Assets 100.0%		1,964,845

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.2%
Communication Services 10.5%
Alphabet Inc. - Class A (a) (b)	2	2,597
Alphabet Inc. - Class C (a) (b)	2	2,510
AT&T Inc.	4	120
Charter Communications Inc. - Class A (a)	3	1,123
Comcast Corp. - Class A (b)	49	1,966
Discovery Inc. - Class A (a) (b)	14	368
Discovery Inc. - Class C (a)	8	194
DISH Network Corp. - Class A (a)	4	114
Electronic Arts Inc. (a)	7	729
Facebook Inc. - Class A (a) (b)	8	1,302
Lyft Inc. (a)	1	55
Netflix Inc. (a) (b)	3	1,200
T-Mobile US Inc. (a)	7	455
Verizon Communications Inc. (b)	27	1,573
Walt Disney Co. (b)	9	976
		15,282
Consumer Discretionary 11.4%
Advance Auto Parts Inc.	2	358
Amazon.com Inc. (a) (b)	3	5,056
AutoZone Inc. (a)	1	1,095
Best Buy Co. Inc.	9	606
Booking Holdings Inc. (a)	—	291
BorgWarner Inc.	7	278
Dollar General Corp.	3	399
Expedia Group Inc.	4	509
Ford Motor Co. (b)	38	331
H&R Block Inc.	2	59
Hilton Worldwide Holdings Inc.	6	465
Home Depot Inc. (b)	10	1,881
Lennar Corp. - Class A	7	367
Lowe's Cos. Inc.	9	1,020
Magna International Inc.	6	277
Nike Inc. - Class B	2	212
O'Reilly Automotive Inc. (a)	1	537
PVH Corp.	3	407
Ross Stores Inc. (b)	12	1,144
Royal Caribbean Cruises Ltd.	1	148
TJX Cos. Inc.	4	221
Yum! Brands Inc.	9	929
		16,590
Consumer Staples 5.8%
Altria Group Inc. (b)	8	472
Coca-Cola Co. (b)	43	2,034
Constellation Brands Inc. - Class A	1	174
Estee Lauder Cos. Inc. - Class A	2	386
Molson Coors Brewing Co. - Class B	9	559
Mondelez International Inc. - Class A (b)	28	1,392
PepsiCo Inc. (b)	8	1,032
Philip Morris International Inc. (b)	18	1,631
Procter & Gamble Co. (b)	7	767
		8,447
Energy 5.4%
Chevron Corp. (b)	17	2,053
Concho Resources Inc.	1	155
Diamondback Energy Inc.	6	579
EOG Resources Inc. (b)	12	1,140
Exxon Mobil Corp.	8	620
Marathon Petroleum Corp. (b)	17	1,028
Occidental Petroleum Corp. (b)	10	688
ONEOK Inc.	8	548
Parsley Energy Inc. - Class A (a)	4	69
Phillips 66	1	69
Pioneer Natural Resources Co. (b)	6	844
		7,793
Financials 12.5%
Allstate Corp.	3	264
American Express Co.	5	569
American International Group Inc. (b)	14	595
Bank of America Corp. (b)	82	2,262
	Shares/Par[1]	Value ($)
Bank of New York Mellon Corp. (b)	15	752
Berkshire Hathaway Inc. - Class B (a) (b)	11	2,253
Capital One Financial Corp. (b)	8	620
Charles Schwab Corp. (b)	16	673
Citigroup Inc. (b)	28	1,722
Citizens Financial Group Inc.	5	160
CME Group Inc.	1	126
Comerica Inc.	—	—
East West Bancorp Inc.	—	1
Everest Re Group Ltd.	1	176
Fifth Third Bancorp	—	7
Hartford Financial Services Group Inc. (b)	11	544
Huntington Bancshares Inc. (b)	16	200
Intercontinental Exchange Inc. (b)	12	903
KeyCorp (b)	41	647
Lincoln National Corp.	8	451
Marsh & McLennan Cos. Inc.	2	210
MetLife Inc. (b)	20	838
Morgan Stanley (b)	28	1,182
Prudential Financial Inc.	3	263
SunTrust Banks Inc. (b)	12	689
TD Ameritrade Holding Corp.	9	469
Wells Fargo & Co. (b)	31	1,517
		18,093
Health Care 14.6%
AbbVie Inc.	3	248
Agilent Technologies Inc.	2	159
Alexion Pharmaceuticals Inc. (a)	4	507
Allergan Plc	3	372
Amgen Inc.	1	207
Anthem Inc.	3	766
Baxter International Inc.	3	246
Becton Dickinson & Co.	1	245
Biogen Inc. (a)	2	473
Boston Scientific Corp. (a) (b)	33	1,268
Bristol-Myers Squibb Co.	1	45
Celgene Corp. (a)	6	569
Cigna Corp.	7	1,118
CVS Health Corp. (b)	8	429
Danaher Corp.	4	475
Elanco Animal Health Inc. (a)	—	—
Eli Lilly & Co. (b)	9	1,193
Gilead Sciences Inc. (b)	8	508
Illumina Inc. (a)	1	283
Intuitive Surgical Inc. (a)	—	280
Johnson & Johnson (b)	12	1,748
McKesson Corp.	—	38
Medtronic Plc (b)	15	1,328
Merck & Co. Inc. (b)	22	1,849
Mylan NV (a)	3	90
Nektar Therapeutics (a)	1	39
Pfizer Inc. (b)	47	1,989
Regeneron Pharmaceuticals Inc. (a)	1	274
Thermo Fisher Scientific Inc.	2	647
UnitedHealth Group Inc. (b)	8	1,972
Vertex Pharmaceuticals Inc. (a)	3	595
Zimmer Biomet Holdings Inc. (b)	9	1,158
Zoetis Inc. - Class A	1	80
		21,198
Industrials 9.8%
Boeing Co. (b)	2	707
Caterpillar Inc.	4	479
Cintas Corp.	—	77
CSX Corp.	2	151
Cummins Inc.	4	646
Deere & Co.	2	293
Delta Air Lines Inc. (b)	6	308
Eaton Corp. Plc (b)	13	1,089
General Dynamics Corp.	7	1,133
HD Supply Holdings Inc. (a)	4	153
Honeywell International Inc. (b)	9	1,511
Ingersoll-Rand Plc	5	576
Masco Corp. (b)	12	479
Norfolk Southern Corp. (b)	8	1,408

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Northrop Grumman Systems Corp.	2	489
PACCAR Inc. (b)	10	691
Snap-On Inc.	3	442
Southwest Airlines Co.	3	147
Stanley Black & Decker Inc.	4	576
Union Pacific Corp. (b)	10	1,617
United Continental Holdings Inc. (a)	1	117
United Technologies Corp. (b)	9	1,113
		14,202
Information Technology 21.0%
Adobe Inc. (a)	1	403
Alliance Data Systems Corp.	1	222
Analog Devices Inc. (b)	16	1,677
Apple Inc. (b)	28	5,274
Automatic Data Processing Inc. (b)	11	1,766
Broadcom Inc.	2	635
Cisco Systems Inc. (b)	9	463
Fidelity National Information Services Inc. (b)	7	756
First Data Corp. - Class A (a)	6	155
Hewlett Packard Enterprise Co. (b)	32	498
HP Inc. (b)	20	397
Intel Corp.	6	307
Intuit Inc.	1	167
Marvell Technology Group Ltd.	6	119
Mastercard Inc. - Class A	4	916
Microsoft Corp. (b)	59	6,948
Motorola Solutions Inc.	1	87
Nvidia Corp. (b)	6	1,147
Oracle Corp. (b)	32	1,715
PayPal Holdings Inc. (a) (b)	13	1,381
Salesforce.com Inc. (a) (b)	9	1,493
Teradyne Inc.	5	187
Texas Instruments Inc. (b)	18	1,961
Visa Inc. - Class A (b)	11	1,667
Workday Inc. - Class A (a)	—	54
		30,395
Materials 2.6%
Avery Dennison Corp.	2	204
Celanese Corp. - Class A	4	361
DowDuPont Inc. (b)	26	1,373
Eastman Chemical Co. (b)	10	730
Freeport-McMoRan Inc. - Class B (b)	12	153
Linde Plc	2	337
Newmont Mining Corp.	3	104
	Shares/Par[1]	Value ($)
Packaging Corp. of America	1	79
RPM International Inc.	1	71
WestRock Co.	8	322
		3,734
Real Estate 2.3%
AvalonBay Communities Inc.	3	679
Boston Properties Inc.	1	169
Digital Realty Trust Inc.	1	112
Equinix Inc.	1	240
Equity Residential Properties Inc.	3	195
Federal Realty Investment Trust	2	317
Host Hotels & Resorts Inc. (b)	10	198
Mid-America Apartment Communities Inc.	1	74
ProLogis Inc. (b)	9	628
Public Storage	1	142
Ventas Inc.	3	220
Vornado Realty Trust	6	429
		3,403
Utilities 3.3%
American Electric Power Co. Inc.	4	363
Edison International	9	546
Exelon Corp. (b)	20	1,008
FirstEnergy Corp.	3	117
NextEra Energy Inc. (b)	6	1,214
Public Service Enterprise Group Inc.	2	103
Sempra Energy	4	453
Xcel Energy Inc. (b)	16	905
		4,709
Total Common Stocks (cost $136,652)		143,846
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	5,694	5,694
Total Short Term Investments (cost $5,694)		5,694
Total Investments 103.1% (cost $142,346)		149,540
Total Purchased Options 1.2% (cost $1,802)		1,752
Other Derivative Instruments (1.2)%		(1,761)
Other Assets and Liabilities, Net (3.1)%		(4,524)
Total Net Assets 100.0%		145,007

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	8	June 2019	1,132	7	3

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,685.00	06/28/19	250	867
S&P 500 Index	Put	2,680.00	06/28/19	261	885
					1,752

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	2,925.00	06/28/19	511	(1,543)
S&P 500 Index	Put	2,260.00	06/28/19	511	(225)
					(1,768)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.1%
Communication Services 3.5%
GoDaddy Inc. - Class A (a)	355	26,677
Lyft Inc. (a)	96	7,516
New York Times Co. - Class A	413	13,584
Take-Two Interactive Software Inc. (a)	299	28,188
		75,965
Consumer Discretionary 15.1%
American Eagle Outfitters Inc.	381	8,458
Aptiv Plc	317	25,167
Bright Horizons Family Solutions Inc. (a)	171	21,672
Hilton Worldwide Holdings Inc.	276	22,916
Lululemon Athletica Inc. (a)	185	30,316
National Vision Holdings Inc. (a)	327	10,290
O'Reilly Automotive Inc. (a)	139	54,013
Red Rock Resorts Inc. - Class A	541	13,998
Ross Stores Inc.	605	56,288
Tesla Inc. (a) (b)	28	7,920
Tractor Supply Co.	354	34,627
Ulta Beauty Inc. (a)	42	14,577
Vail Resorts Inc.	63	13,603
Wayfair Inc. - Class A (a) (b)	110	16,359
		330,204
Energy 1.0%
Concho Resources Inc.	203	22,525
Financials 7.8%
DocuSign Inc. (a) (b)	189	9,819
East West Bancorp Inc.	394	18,900
First Republic Bank	169	17,018
MSCI Inc.	81	16,186
NASDAQ Inc.	219	19,152
Progressive Corp.	308	22,182
S&P Global Inc.	170	35,751
Shopify Inc. - Class A (a)	69	14,174
TD Ameritrade Holding Corp.	360	17,981
		171,163
Health Care 16.6%
Acadia Pharmaceuticals Inc. (a) (b)	306	8,982
Agios Pharmaceuticals Inc. (a)	165	11,134
Alnylam Pharmaceuticals Inc. (a)	99	9,214
BioMarin Pharmaceutical Inc. (a)	129	11,477
Catalent Inc. (a)	379	15,396
Centene Corp. (a)	370	19,667
DexCom Inc. (a)	157	18,734
Edwards Lifesciences Corp. (a)	121	23,228
Elanco Animal Health Inc. (a) (b)	351	11,253
Exact Sciences Corp. (a)	275	23,847
Exelixis Inc. (a)	861	20,499
Illumina Inc. (a)	53	16,373
Insulet Corp. (a) (b)	168	15,966
Intercept Pharmaceuticals Inc. (a) (b)	32	3,557
Jazz Pharmaceuticals Plc (a)	167	23,844
Moderna Inc. (a)	327	6,652
ResMed Inc.	215	22,343
Sage Therapeutics Inc. (a)	83	13,265
Spark Therapeutics Inc. (a) (b)	29	3,337
Teladoc Health Inc. (a) (b)	328	18,248
Veeva Systems Inc. - Class A (a)	199	25,271
Vertex Pharmaceuticals Inc. (a)	69	12,711
WellCare Health Plans Inc. (a)	100	26,894
		361,892
Industrials 15.3%
AMETEK Inc.	220	18,270
Copart Inc. (a)	482	29,186
Curtiss-Wright Corp.	84	9,543
Fortive Corp.	212	17,801
Fortune Brands Home & Security Inc.	294	13,993
HEICO Corp. - Class A	323	27,175
Lennox International Inc.	119	31,358
Nordson Corp.	128	16,941
Old Dominion Freight Line Inc.	134	19,348
	Shares/Par[1]	Value ($)
Oshkosh Corp.	148	11,127
Parker Hannifin Corp.	119	20,423
Stanley Black & Decker Inc.	129	17,580
Verisk Analytics Inc.	220	29,220
Waste Connections Inc.	613	54,350
WW Grainger Inc.	63	19,079
		335,394
Information Technology 33.8%
Advanced Micro Devices Inc. (a)	1,039	26,528
Amphenol Corp. - Class A	347	32,771
Arista Networks Inc. (a)	96	30,314
Autodesk Inc. (a)	211	32,847
Booz Allen Hamilton Holding Corp. - Class A	480	27,884
Corning Inc.	538	17,798
Fair Isaac Corp. (a)	70	18,878
Fiserv Inc. (a)	463	40,900
Gartner Inc. (a)	112	16,928
Global Payments Inc.	358	48,820
Intuit Inc.	88	22,900
Keysight Technologies Inc. (a)	167	14,597
Lam Research Corp.	157	28,140
Marvell Technology Group Ltd.	888	17,654
Microchip Technology Inc. (b)	228	18,898
Okta Inc. - Class A (a)	153	12,625
Palo Alto Networks Inc. (a)	149	36,068
Paycom Software Inc. (a) (b)	128	24,284
Proofpoint Inc. (a)	179	21,687
Red Hat Inc. (a)	125	22,911
ServiceNow Inc. (a)	215	52,921
Splunk Inc. (a)	219	27,287
Spotify Technology SA (a)	145	20,098
Square Inc. - Class A (a)	251	18,812
Synopsys Inc. (a)	167	19,230
Worldpay Inc. - Class A (a)	177	20,078
Xilinx Inc.	327	41,422
Zebra Technologies Corp. - Class A (a)	123	25,667
		738,947
Materials 3.9%
Avery Dennison Corp.	277	31,358
Ball Corp.	393	22,762
Vulcan Materials Co.	269	31,861
		85,981
Real Estate 1.1%
CBRE Group Inc. - Class A (a)	495	24,458
Total Common Stocks (cost $1,707,070)		2,146,529
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	48,409	48,409
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	15,890	15,890
Total Short Term Investments (cost $64,299)		64,299
Total Investments 101.0% (cost $1,771,369)		2,210,828
Other Assets and Liabilities, Net (1.0)%		(21,844)
Total Net Assets 100.0%		2,188,984

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.0%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,628	4,757
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	2,854	2,798
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,494
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.65%, 08/15/45 (b)	14,226	629
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.70%, (1M USD LIBOR + 0.21%), 07/20/46 (b)	327	251
Series 2006-1A1A-OA17, REMIC, 2.68%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	567	484
Countrywide Home Equity Loan Trust
Series 2004-A-I, 2.77%, (1M USD LIBOR + 0.29%), 02/15/34 (b)	80	79
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	343	357
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,082
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,494
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,634
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 2.75%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (c) (d)	685	74
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (a) (b)	2,989	3,082
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.55%, 02/25/34 (b)	288	273
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/17/21	613	613
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 4.53%, 10/25/34 (b)	163	162
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	1,917	1,826
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,681	3,654
Series 2015-A-SFR3, REMIC, 3.07%, 11/13/20 (a)	6,504	6,481
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.18%, 10/25/35 (b)	50	50
SACO I Inc.
Series 2006-A-6, REMIC, 2.75%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (c) (d) (e)	74	72
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 2.70%, (1M USD LIBOR + 0.21%), 08/25/36 (b)	641	586
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21 (a)	5,950	5,862
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,604
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	877	1,003
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	71	72
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21 (a)	4,750	4,876
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27 (a)	2,139	2,167
Total Non-U.S. Government Agency Asset-Backed Securities (cost $75,406)		74,516
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 3.8%
Communication Services 0.4%
Time Warner Inc.
3.60%, 07/15/25	4,000	3,993
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22 (f)	700	694
PepsiCo Inc.
3.00%, 08/25/21	782	791
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,514
		3,999
Energy 0.7%
Buckeye Partners LP
4.88%, 02/01/21	1,907	1,953
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,038
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,049
Occidental Petroleum Corp.
3.13%, 02/15/22	666	675
Phillips 66
4.30%, 04/01/22	912	952
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,711
		7,378
Financials 1.0%
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,665
Citigroup Inc.
4.50%, 01/14/22	3,028	3,157
Credit Suisse AG
3.00%, 10/29/21	894	898
Goldman Sachs Group Inc.
5.75%, 01/24/22	840	900
2.91%, 06/05/23	1,350	1,335
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,616
U.S. Bancorp
3.00%, 03/15/22	1,715	1,731
		11,302
Health Care 0.1%
Actavis Funding SCS
3.45%, 03/15/22	991	1,000
Industrials 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22	571	575
Lockheed Martin Corp.
3.35%, 09/15/21	984	1,000
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,909
Union Pacific Corp.
1.80%, 02/01/20	869	862
		5,346
Real Estate 0.4%
Boston Properties LP
2.75%, 10/01/26	2,580	2,446
HCP Inc.
3.40%, 02/01/25	1,515	1,507
		3,953
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	663
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,142
Florida Power Corp.
3.10%, 08/15/21	1,203	1,214
Virginia Electric & Power Co.
2.95%, 01/15/22	870	874
		3,893
Total Corporate Bonds And Notes (cost $40,548)		40,864

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 84.3%
Collateralized Mortgage Obligations 33.7%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	18,320	18,298
Series MD-2835, REMIC, 4.50%, 08/15/19	4	4
Series BH-2870, REMIC, 4.50%, 10/15/19	83	83
Series QD-2931, REMIC, 4.50%, 02/15/20	68	68
Series BK-3037, REMIC, 4.50%, 09/15/20	171	172
Series PV-3860, REMIC, 5.00%, 05/15/22	3,777	3,908
Series VC-4050, REMIC, 4.00%, 07/15/23	4,850	4,966
Series ZA-2639, REMIC, 5.00%, 07/15/23	2,198	2,273
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,550
Series BY-3104, REMIC, 5.50%, 01/15/26	2,162	2,294
Series AK-3812, REMIC, 3.50%, 02/15/26	17,279	17,534
Series VN-4445, REMIC, 4.00%, 05/15/26	1,414	1,471
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,186
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,620
Series GT-3270, REMIC, 5.50%, 01/15/27	3,657	3,886
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,789
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,365
Series DG-3737, REMIC, 5.00%, 10/15/30	1,519	1,593
Series PA-3981, REMIC, 3.00%, 04/15/31	5,850	5,893
Series AM-2525, REMIC, 4.50%, 04/15/32	160	170
Series JE-4186, REMIC, 2.00%, 03/15/33	4,424	4,291
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,465
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,051	1,139
Series L-2836, REMIC, 4.50%, 04/15/34	211	214
Series QD-2882, REMIC, 4.50%, 07/15/34	326	336
Series MU-2915, REMIC, 5.00%, 01/15/35	1,479	1,600
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,025	2,330
Series OC-3047, REMIC, 5.50%, 07/15/35	746	755
Series CB-3688, REMIC, 4.00%, 06/15/36	1,533	1,609
Series PB-3283, REMIC, 5.50%, 07/15/36	1,194	1,319
Series B-3413, REMIC, 5.50%, 04/15/37	229	247
Series PE-3341, REMIC, 6.00%, 07/15/37	850	958
Series PL-3832, REMIC, 5.00%, 08/15/39	718	729
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,750	5,753
Series QH-3699, REMIC, 5.50%, 07/15/40	2,577	2,758
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,406
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,485
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,694
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,609
Federal National Mortgage Association
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	1,111	1,121
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	22	22
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,046	1,071
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	7,502	7,736
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,406
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,731
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	157	159
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,939
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	5,478	5,813
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,143
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	105	106
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,883
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,288
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,751
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,667
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,995
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	340	365
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,814
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,253
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (g)	796	694
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,837
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	481	501
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	3,782	3,843
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,887	3,130
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	247	259
Series 2010-SL-4, REMIC, 6.00%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (b)	25	30
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,088
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,568
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,826	3,289
	Shares/Par[1]	Value ($)
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	3,193	3,210
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	844	938
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,500
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	13,563	13,564
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,205	2,332
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	5,787	5,850
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,335
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	466	519
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,246	1,272
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	630	697
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	889	979
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	836	920
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,124	1,255
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,535	1,692
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	66	66
Interest Only, Series 2008-SA-40, REMIC, 3.92%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (b)	1,738	290
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,280
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	2,452	2,464
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	3,419	3,660
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	14,968	16,893
Interest Only, Series 2011-SH-97, REMIC, 3.64%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (b)	3,191	465
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,695
Series 2013-FA-H16, REMIC, 3.05%, (1M USD LIBOR + 0.54%), 07/20/63 (b)	12,772	12,829
		358,027
Commercial Mortgage-Backed Securities 5.9%
Federal Home Loan Mortgage Corp.
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,195
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,242
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,700
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,128
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	4,083
Federal National Mortgage Association
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,149
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	13,878
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (b)	2,753	2,754
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (b)	4,000	4,183
Freddie Mac Structured Pass-Through Certificates
Series A1-K087, REMIC, 3.59%, 10/25/27	3,866	4,025
		62,337
Mortgage-Backed Securities 14.5%
Federal Home Loan Mortgage Corp.
6.00%, 11/01/28	57	63
7.00%, 04/01/29 - 08/01/32	50	55
5.00%, 08/01/33 - 12/01/34	731	788
4.84%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (b)	475	500
5.35%, (12M USD LIBOR + 2.35%), 01/01/37 (b)	25	26
5.50%, 07/01/38	1,894	2,071
4.50%, 10/01/40	755	802
3.00%, 01/01/47	4,535	4,530
Federal National Mortgage Association
4.00%, 02/01/25 - 03/01/48	30,446	31,758
3.18%, 09/01/25	5,126	5,207
3.03%, 12/01/25	20,350	20,698
2.94%, 01/01/26	23,241	23,526
3.10%, 01/01/26	7,500	7,660
3.33%, 03/01/27	2,489	2,583
2.97%, 06/01/27	5,757	5,812
7.00%, 05/01/26 - 01/01/30	13	14
8.00%, 11/01/29 - 03/01/31	33	38
7.50%, 02/01/31	3	4
5.00%, 09/01/35 - 11/01/40	12,242	13,261
6.00%, 02/01/31 - 12/01/36	4,005	4,501
6.50%, 03/01/26 - 03/01/36	140	159
5.50%, 02/01/35 - 10/01/36	2,324	2,549
3.50%, 09/01/45 - 01/01/46	17,590	17,893

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.00%, 03/01/43 - 03/01/46	3,857	3,856
REMIC, 2.90%, 06/25/27	5,261	5,238
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	771	863
		154,455
Municipal 1.6%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (g)	20,487	17,039
Sovereign 5.2%
Israel Government AID Bond
Interest Only, 0.00%, 11/01/21 (g)	10,000	9,350
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,661
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (g)	51,010	44,707
		55,718
Treasury Inflation Indexed Securities 3.7%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (h)	35,911	39,721
U.S. Government Agency Obligations 1.3%
Federal Home Loan Bank
5.25%, 12/11/20 (i)	4,500	4,719
5.75%, 06/12/26 (i)	5,000	6,010
Federal National Mortgage Association
Principal Only, 0.00%, 03/23/28 (g) (i)	4,000	3,113
		13,842
U.S. Treasury Securities 18.4%
U.S. Treasury Bond
0.00%, 08/15/21 (g)	25,000	23,658
5.38%, 02/15/31	23,000	29,929
3.75%, 11/15/43	7,000	8,223
3.00%, 05/15/45	27,500	28,600
U.S. Treasury Note
3.38%, 11/15/19	25,000	25,137
1.13%, 04/30/20	25,000	24,664
2.63%, 08/15/20 - 11/15/20	45,000	45,175
2.00%, 11/30/22	10,000	9,922
		195,308
Total Government And Agency Obligations (cost $888,925)		896,447
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (j) (k)	48,915	48,915
Total Short Term Investments (cost $48,915)		48,915
Total Investments 99.7% (cost $1,053,794)		1,060,742
Other Assets and Liabilities, Net 0.3%		3,403
Total Net Assets 100.0%		1,064,145

(a) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $50,126 and 4.7%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $74.

(f) All or a portion of the security was on loan.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 2.75%, 06/25/36	05/22/06	685	74	—
SACO I Inc., Series 2006-A-6 REMIC, 2.75%, 06/25/36	05/30/06	74	72	—
		759	146	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 96.7%
Argentina 1.5%
YPF SA - Class D - ADR	859	12,031
Brazil 8.1%
AMBEV SA - ADR	2,109	9,069
Banco do Brasil SA	2,210	27,408
BB Seguridade Participacoes SA	1,787	12,023
CCR SA	3,116	9,335
Cielo SA	3,336	8,082
		65,917
China 19.1%
AAC Technologies Holdings Inc.	1,003	5,997
Anhui Conch Cement Co. Ltd. - Class H	1,811	11,106
Baidu.com - Class A - ADR (a)	55	9,137
China Construction Bank Corp. - Class H	40,709	34,970
China Mobile Ltd. - ADR	425	21,680
China Shenhua Energy Co. Ltd. - Class H	2,952	6,734
CNOOC Ltd.	5,138	9,620
ENN Energy Holdings Ltd.	800	7,741
Hengan International Group Co. Ltd. (b)	1,091	9,610
NetEase.com Inc. - ADR	92	22,305
Weichai Power Co. Ltd. - Class H	10,004	16,032
		154,932
Egypt 1.1%
Commercial International Bank Egypt SAE - GDR	2,258	8,792
Hong Kong 1.5%
ASM Pacific Technology Ltd.	812	9,116
China Merchants Bank Co. Ltd. - Class H	711	3,467
		12,583
Hungary 1.8%
OTP Bank Plc	331	14,545
India 9.8%
Axis Bank Ltd. (a)	1,684	18,930
Bajaj Auto Ltd.	172	7,254
Bharat Petroleum Corp. Ltd.	690	3,971
Coal India Ltd.	1,285	4,405
HCL Technologies Ltd.	474	7,447
Hero Motocorp Ltd.	258	9,520
Infosys Ltd. - ADR	669	7,311
Oil & Natural Gas Corp. Ltd.	2,152	4,969
Tata Consultancy Services Ltd.	501	14,510
United Phosphorus Ltd.	50	696
		79,013
Indonesia 6.1%
Astra International Tbk PT	20,105	10,345
Bank Mandiri Persero Tbk PT	32,409	17,001
Semen Gresik Persero Tbk PT	8,835	8,676
Telekomunikasi Indonesia Persero Tbk PT - ADR	497	13,633
		49,655
Malaysia 0.8%
British American Tobacco Malaysia Bhd	698	6,180
Mexico 4.0%
America Movil SAB de CV - Class L - ADR	1,026	14,652
Grupo Mexico SAB de CV - Class B	2,107	5,790
Kimberly-Clark de Mexico SAB de CV - Class A	3,695	6,267
Ternium SA - ADR	202	5,509
		32,218
Pakistan 1.2%
Habib Bank Ltd.	2,170	2,047
Oil & Gas Development Co. Ltd.	922	966
Pakistan Petroleum Ltd.	4,991	6,566
		9,579
	Shares/Par[1]	Value ($)
Philippines 0.7%
PLDT Inc. - ADR	249	5,396
Russian Federation 9.7%
Alrosa AO	5,881	8,283
Gazprom OAO Via Gaz Capital SA - ADR	2,267	10,269
Lukoil PJSC - ADR	192	17,248
Magnit PJSC - GDR	417	5,893
Mobile Telesystems PJSC - ADR	1,295	9,791
Sberbank of Russia - ADR (b)	2,046	27,277
		78,761
South Africa 7.9%
Bidvest Group Ltd.	518	6,944
Imperial Holdings Ltd.	528	2,196
Life Healthcare Group Holdings Ltd.	3,262	6,003
Motus Holdings Ltd.	664	3,772
Nedbank Group Ltd.	397	6,916
PPC Ltd. (a)	4,440	1,445
Sanlam Ltd.	1,436	7,340
Shoprite Holdings Ltd.	878	9,533
Standard Bank Group Ltd.	594	7,628
Vodacom Group Ltd.	959	7,409
Woolworths Holdings Ltd.	1,445	4,654
		63,840
South Korea 14.2%
Coway Co. Ltd.	142	11,840
Hyundai Mobis	60	10,983
KB Financial Group Inc.	189	6,979
Korea Life Insurance Co. Ltd.	812	2,860
KT&G Corp.	88	8,044
Samsung Electronics Co. Ltd.	912	35,928
Shinhan Financial Group Co. Ltd.	381	14,091
SK Hynix Inc.	374	24,461
		115,186
Taiwan 5.4%
Catcher Technology Co. Ltd.	1,094	8,438
Hon Hai Precision Industry Co. Ltd. - GDR	1,575	7,639
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	680	27,835
		43,912
Thailand 1.7%
Kasikornbank PCL	1,104	6,553
Siam Cement PCL	462	7,026
		13,579
Turkey 2.1%
KOC Holding A/S	2,589	7,486
Tupras Turkiye Petrol Rafinerileri A/S	429	9,586
		17,072
Total Common Stocks (cost $749,853)		783,191
SHORT TERM INVESTMENTS 7.5%
Investment Companies 5.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	42,069	42,069
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	18,493	18,493
Total Short Term Investments (cost $60,562)		60,562
Total Investments 104.2% (cost $810,415)		843,753
Other Assets and Liabilities, Net (4.2)%		(34,259)
Total Net Assets 100.0%		809,494

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	SSB	04/03/19	ZAR	5,059	350	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.8%
Argentina 5.7%
MercadoLibre Inc. (a)	31	15,612
Brazil 1.8%
AMBEV SA - ADR	1,149	4,939
China 11.3%
Alibaba Group Holding Ltd. - ADS (a)	84	15,243
Baidu.com - Class A - ADR (a)	43	7,148
Tencent Holdings Ltd.	179	8,279
		30,670
Denmark 3.5%
Novo Nordisk A/S - Class B	180	9,472
France 4.2%
Danone SA	93	7,186
Sodexo SA	40	4,363
		11,549
Italy 0.7%
Prada SpA	648	1,938
Netherlands 4.9%
Adyen NV (a)	8	6,019
Core Laboratories NV	13	890
Unilever NV - CVA	108	6,305
		13,214
Switzerland 8.6%
Nestle SA	61	5,825
Novartis AG	63	6,065
Roche Holding AG	41	11,383
		23,273
United Kingdom 5.5%
Diageo Plc	107	4,365
Experian Plc	255	6,901
	Shares/Par[1]	Value ($)
Reckitt Benckiser Group Plc	43	3,568
		14,834
United States of America 52.6%
Alphabet Inc. - Class A (a)	10	11,565
Amazon.com Inc. (a)	9	16,907
American Express Co.	25	2,716
Coca-Cola Co.	108	5,052
Colgate-Palmolive Co.	69	4,697
Deere & Co.	63	10,080
Expeditors International of Washington Inc.	57	4,331
Facebook Inc. - Class A (a)	74	12,380
Microsoft Corp.	63	7,469
Oracle Corp.	237	12,722
Procter & Gamble Co.	64	6,633
QUALCOMM Inc.	98	5,616
Schlumberger Ltd.	98	4,283
SEI Investments Co.	72	3,740
Under Armour Inc. - Class A (a)	277	5,854
Visa Inc. - Class A	78	12,257
Yum China Holdings Inc.	247	11,080
Yum! Brands Inc.	54	5,386
		142,768
Total Common Stocks (cost $253,679)		268,269
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	2,350	2,350
Total Short Term Investments (cost $2,350)		2,350
Total Investments 99.7% (cost $256,029)		270,619
Other Assets and Liabilities, Net 0.3%		888
Total Net Assets 100.0%		271,507

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Consumer Staples Sector Fund
COMMON STOCKS 99.2%
Consumer Staples 98.9%
Altria Group Inc.	73	4,186
Andersons Inc.	1	33
Archer-Daniels-Midland Co.	22	937
Avon Products Inc. (a)	18	52
B&G Foods Inc. (b)	3	65
BJ's Wholesale Club Holdings Inc. (a)	4	103
Boston Beer Co. Inc. - Class A (a)	—	95
Brown-Forman Corp. - Class B	10	542
Bunge Ltd.	5	288
Calavo Growers Inc. (b)	1	50
Cal-Maine Foods Inc.	1	51
Campbell Soup Co. (b)	7	264
Casey's General Stores Inc.	1	180
Central Garden & Pet Co. (a) (b)	—	11
Central Garden & Pet Co. - Class A (a)	2	38
Chefs' Warehouse Inc. (a)	1	32
Church & Dwight Co. Inc.	10	677
Clorox Co.	5	794
Coca-Cola Co.	157	7,348
Coca-Cola Consolidated Inc.	—	57
Colgate-Palmolive Co.	32	2,187
ConAgra Brands Inc.	19	524
Constellation Brands Inc. - Class A	6	1,129
Costco Wholesale Corp.	17	4,116
Coty Inc. - Class A (b)	19	218
Darling Ingredients Inc. (a)	6	136
Dean Foods Co.	3	8
e.l.f. Beauty Inc. (a) (b)	1	13
Edgewell Personal Care Co. (a)	2	85
Energizer Holdings Inc.	2	105
Estee Lauder Cos. Inc. - Class A	9	1,410
Farmer Bros. Co. (a)	—	9
Flowers Foods Inc.	8	159
Fresh Del Monte Produce Inc.	1	33
Freshpet Inc. (a)	1	54
General Mills Inc.	23	1,198
Hain Celestial Group Inc. (a)	4	86
Hershey Co.	6	628
Hormel Foods Corp.	11	506
Hostess Brands Inc. - Class A (a)	4	46
Ingles Markets Inc. - Class A	—	10
Ingredion Inc.	3	262
Inter Parfums Inc.	1	54
J&J Snack Foods Corp.	1	96
JM Smucker Co.	4	511
John B. Sanfilippo & Son Inc.	—	24
Kellogg Co.	10	578
Kimberly-Clark Corp.	13	1,666
Kraft Heinz Foods Co.	24	772
Kroger Co.	31	759
Lamb Weston Holdings Inc.	6	423
Lancaster Colony Corp.	1	118
Landec Corp. (a)	1	12
McCormick & Co. Inc.	5	713
Medifast Inc.	—	58
MGP Ingredients Inc. (b)	1	40
Molson Coors Brewing Co. - Class B	7	435

	Shares/Par[1]	Value ($)
Mondelez International Inc. - Class A	56	2,816
Monster Beverage Corp. (a)	16	877
National Beverage Corp.	—	25
Nu Skin Enterprises Inc. - Class A	2	99
PepsiCo Inc.	55	6,709
Performance Food Group Co. (a)	4	163
Philip Morris International Inc.	60	5,329
Pilgrim's Pride Corp. (a)	2	54
Post Holdings Inc. (a)	3	280
PriceSmart Inc.	1	53
Primo Water Corp. (a)	1	19
Procter & Gamble Co.	97	10,052
Rite Aid Corp. (a) (b)	46	29
Sanderson Farms Inc. (b)	1	103
Seaboard Corp.	—	51
Simply Good Foods Co. (a)	3	56
Smart & Final Stores Inc. (a)	1	6
SpartanNash Co.	1	21
Spectrum Brands Holdings Inc.	2	87
Sprouts Farmers Market Inc. (a)	5	99
Sysco Corp.	19	1,280
Tootsie Roll Industries Inc. (b)	1	23
TreeHouse Foods Inc. (a)	2	139
Turning Point Brands Inc.	—	17
Tyson Foods Inc. - Class A	11	794
United Natural Foods Inc. (a)	2	26
Universal Corp.	1	53
US Foods Holding Corp. (a)	8	292
USANA Health Sciences Inc. (a)	—	37
Vector Group Ltd.	4	45
Village Super Market Inc. - Class A	—	12
Walgreens Boots Alliance Inc.	31	1,977
Walmart Inc.	56	5,495
WD-40 Co.	1	89
Weis Markets Inc.	1	21
		72,212
Health Care 0.3%
Herbalife Nutrition Ltd. (a)	4	222
Total Common Stocks (cost $69,227)		72,434
SHORT TERM INVESTMENTS 1.4%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	463	463
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	547	547
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	25	25
Total Short Term Investments (cost $1,035)		1,035
Total Investments 100.6% (cost $70,262)		73,469
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (0.6)%		(444)
Total Net Assets 100.0%		73,029

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Consumer Staples Select Sector	11	June 2019	601	4	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 94.9%
Australia 0.0%
MMG Ltd. (a)	456	187
Brazil 4.4%
AMBEV SA	1,059	4,560
Atacadao Distribuicao Comercio e Industria Ltda	88	453
B2W Companhia Digital (a)	39	420
B3 SA	460	3,750
Banco Bradesco SA	231	2,206
Banco do Brasil SA	190	2,352
Banco Santander Brasil SA	96	1,074
BB Seguridade Participacoes SA	149	1,006
BR Malls Participacoes SA	154	493
BRF SA (a)	122	701
CCR SA	276	827
Centrais Eletricas Brasileiras SA (a)	45	424
Cia de Saneamento Basico do Estado de Sao Paulo	72	763
Cia Siderurgica Nacional SA	141	585
Cielo SA	260	629
Cosan SA	40	434
Embraer SA	140	663
Engie Brasil Energia SA	51	557
Equatorial Energia SA	37	766
Hypera SA	83	551
IRB-Brasil Resseguros SA	31	729
JBS SA	222	916
Klabin SA	161	700
Kroton Educacional SA	325	871
Localiza Rent a Car SA	118	984
Lojas Renner SA	157	1,744
M Dias Branco SA	25	271
Magazine Luiza SA	17	756
Multiplan Empreendimentos Imobiliarios SA	66	392
Natura Cosmeticos SA	38	442
Petrobras Distribuidora SA	73	434
Petroleo Brasileiro SA	665	5,273
Porto Seguro SA	24	327
Raia Drogasil SA	50	830
Rumo SA (a)	251	1,222
Sul America SA	45	343
Suzano Papel e Celulose SA	122	1,448
Tim Participacoes SA	191	582
Ultrapar Participacoes SA	75	895
Vale SA	714	9,335
WEG SA	186	856
		52,564
Chile 0.9%
Aguas Andinas SA - Class A	438	249
Banco de Chile	5,832	858
Banco de Credito e Inversiones	11	728
Banco Santander Chile	15,424	1,160
Cencosud SA	330	571
Cia Cervecerias Unidas SA	31	447
Colbun SA	1,832	414
Empresas CMPC SA	278	979
Empresas COPEC SA	91	1,151
Enel Americas SA	6,593	1,172
Enel Chile SA	6,147	644
ENTEL Chile SA	27	279
Itau CorpBanca	36,097	318
Lan Airlines SA	68	723
S.A.C.I. Falabella	163	1,212
		10,905
China 27.5%
360 Security Technology Inc. - Class A	8	32
3SBio Inc. (b) (c)	300	594
51job Inc. - ADR (a) (b)	5	374
58.Com Inc. - Class A - ADR (a)	21	1,409
AAC Technologies Holdings Inc. (b)	161	963
AECC Aviation Power Co. Ltd. - Class A	3	13
Agile Property Holdings Ltd.	314	511
Agricultural Bank of China Ltd. - Class A	295	164
	Shares/Par[1]	Value ($)
Air China Ltd. - Class A	7	11
Air China Ltd. - Class H	434	536
Aisino Corp. - Class A	3	11
Alibaba Group Holding Ltd. - ADS (a)	290	52,973
Alibaba Health Information Technology Ltd. (a)	746	866
Alibaba Pictures Group Ltd. (a) (b)	3,400	604
Aluminum Corp. of China Ltd. - Class A (a)	30	19
Aluminum Corp. of China Ltd. - Class H (a)	732	270
Angang Steel Co. Ltd.	270	198
Angang Steel Co. Ltd. - Class A	17	14
Anhui Conch Cement Co. Ltd. - Class A	4	22
Anhui Conch Cement Co. Ltd. - Class H	276	1,693
Anxin Trust Co. Ltd. - Class A	45	49
Autohome Inc. - Class A - ADR (a) (b)	13	1,418
AVIC Aircraft Co. Ltd. - Class A (a)	2	11
AVIC Aircraft Co. Ltd. - Class A	4	11
AVIC Capital Co. Ltd. - Class A	14	12
BAIC Motor Corp. Ltd. - Class H (c)	449	295
Baidu.com - Class A - ADR (a)	62	10,180
Bank of Beijing Co. Ltd. - Class A	23	21
Bank of China Ltd. - Class A	51	29
Bank of China Ltd. - Class H	17,738	8,058
Bank of Communications Co. Ltd. - Class A	141	131
Bank of Communications Co. Ltd. - Class H	2,045	1,676
Bank of Guiyang Co. Ltd. - Class A	55	107
Bank of Jiangsu Co. Ltd. - Class A	15	16
Bank of Nanjing Co. Ltd. - Class A	9	11
Bank of Ningbo Co. Ltd. - Class A	6	20
Bank of Shanghai Co. Ltd. - Class A	14	24
Baoshan Iron & Steel Co. Ltd.	26	28
Baozun Inc. - ADR (a) (b)	8	345
BBMG Corp. - Class A	21	14
BBMG Corp. - Class H (b)	578	213
Beijing Capital Co. Ltd. - Class A	87	54
Beijing Capital International Airport Co. Ltd. - Class H	350	334
Beijing Dabeinong Technology Group Co. Ltd. - Class A	13	10
Beijing Enterprises Holdings Ltd.	100	566
Beijing Huaer Co. Ltd. - Class A	72	112
Beijing Shiji Information Technology Co. Ltd. - Class A	1	7
Beijing Tongrentang Co. Ltd. - Class A	2	8
BOE Technology Group Co. Ltd. - Class A	44	26
Brilliance China Automotive Holdings Ltd. (b)	646	643
BYD Co. Ltd. - Class A	8	60
BYD Co. Ltd. - Class H (b)	139	839
BYD Electronic International Co. Ltd.	166	216
CAR Inc. (a)	192	166
Changjiang Securities Co. Ltd. - Class A	10	11
China Agri-Industries Holdings Ltd.	536	184
China Avionics Systems Co. Ltd. - Class A	4	10
China CITIC Bank Corp. Ltd. - Class A	8	7
China CITIC Bank Corp. Ltd. - Class H	2,088	1,332
China Coal Energy Co. - Class H	272	113
China Communications Construction Co. Ltd. - Class A	3	6
China Communications Construction Co. Ltd. - Class H	1,035	1,072
China Conch Venture Holdings Ltd.	377	1,354
China Construction Bank Corp. - Class A	28	29
China Construction Bank Corp. - Class H	21,473	18,446
China COSCO Holdings Co. Ltd. - Class H (a)	651	271
China Eastern Airlines Corp. Ltd. - Class A	17	17
China Eastern Airlines Corp. Ltd. - Class H	364	258
China Everbright Bank Co. Ltd. - Class A	34	21
China Film Co. Ltd. - Class A	50	132
China First Capital Group Ltd. (a)	676	358
China Fortune Land Development Co. Ltd. - Class A	4	18
China Gezhouba Group Co. Ltd - Class A	7	8
China Grand Automotive Services Ltd. - Class A	9	7
China Hongqiao Group Ltd.	437	330
China Huarong Asset Management Co. Ltd. - Class H	2,159	460
China Huishan Dairy Holdings Co. Ltd. (a) (d)	946	51
China International Capital Corp. - Class H (c)	211	490

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
China International Marine Containers Co. Ltd. - Class A	5	11
China International Travel Service Corp. Ltd.	3	28
China Life Insurance Co. Ltd. - Class A	2	8
China Life Insurance Co. Ltd. - Class H	1,662	4,473
China Literature Ltd. (a) (b)	46	217
China Longyuan Power Group Corp. - Class H	646	450
China Merchants Bank Co. Ltd. - Class A	56	282
China Merchants Holdings International Co. Ltd.	256	548
China Merchants Securities Co. Ltd. - Class A	8	20
China Merchants Shekou Industrial Zone Holdings Co. - Class A	9	32
China Minsheng Banking Corp. Ltd. - Class A	31	29
China Minsheng Banking Corp. Ltd. - Class H	1,393	1,012
China Mobile Ltd.	1,372	13,969
China Molybdenum Co. Ltd. - Class A	131	91
China Molybdenum Co. Ltd. - Class H	686	288
China National Building Material Co. Ltd. - Class H	878	696
China National Chemical Engineering Group Corp. - Class A	9	9
China National Nuclear Power Co. Ltd. - Class A	16	14
China Northern Rare Earth High-Tech Co. Ltd. - Class A	5	8
China Oriental Group Co. Ltd.	220	139
China Pacific Insurance Co. Ltd. - Class A	26	131
China Pacific Insurance Group Co. Ltd. - Class H	595	2,342
China Petroleum & Chemical Corp. - Class A	27	23
China Petroleum & Chemical Corp. - Class H	5,698	4,502
China Railway Construction Corp. Ltd. - Class A	69	118
China Railway Construction Corp. Ltd. - Class H	418	550
China Railway Group Ltd. - Class H	851	778
China Railway Signal & Communication Corp. Ltd. - Class H	383	304
China Reinsurance Corp. - Class H	899	190
China Resources Cement Holdings Ltd.	586	607
China Resources Pharmaceutical Group Ltd.	359	511
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	2	9
China Shenhua Energy Co. Ltd. - Class A	11	32
China Shenhua Energy Co. Ltd. - Class H	748	1,706
China Shipbuilding Industry Co. Ltd. - Class A	8	7
China Shipbuilding Industry Group Power Co. Ltd. - Class A	24	96
China South Publishing & Media Group Co. Ltd. - Class A	6	11
China Southern Airlines Co. Ltd. - Class A	15	19
China Southern Airlines Co. Ltd. - Class H	460	411
China Spacesat Co. Ltd. - Class A	3	10
China State Construction Engineering Corp. Ltd. - Class A	169	154
China Telecom Corp. Ltd. - Class H	3,100	1,723
China Tower Corp. Ltd. (a)	8,742	2,034
China Traditional Chinese Medicine Holdings Co. Ltd.	464	277
China Travel International Investment Hong Kong Ltd.	564	144
China United Network Communications Ltd.	108	109
China Vanke Co. Ltd. - Class A	17	77
China Yangtze Power Co. Ltd. - Class A	58	146
China Zhongwang Holdings Ltd.	386	211
Chinese Universe Publishing & Media Co. Ltd. - Class A	4	10
Chongqing Chang'an Industry Co. Ltd. - Class A	11	13
Chongqing Rural Commercial Bank - Class H	592	342
CIFI Holdings Group Co. Ltd.	830	632
CITIC Guoan Information Industry Co. Ltd. - Class A	81	72
CITIC Securities Co. Ltd. - Class A	9	32
CITIC Securities Co. Ltd. - Class H	533	1,246
CNOOC Ltd.	3,988	7,466
COSCO Shipping Development Co. Ltd. - Class A (a)	72	33
COSCO Shipping Holdings Co. Ltd. - Class A (a)	23	18
Country Garden Holdings Co. Ltd.	1,706	2,681
Country Garden Services Holdings Co. Ltd. (a)	231	432
CRRC Corp. Ltd. - Class A	28	37
CRRC Corp. Ltd. - Class H	958	904
Ctrip.com International Ltd. - ADR (a)	92	4,033
Dali Food Group Co. Ltd.	374	281
Daqin Railway Co. Ltd. - Class A	19	24
	Shares/Par[1]	Value ($)
Datang International Power Generation Co. Ltd. - Class H	780	209
DHC Software Co. Ltd. - Class A	5	7
Dong-E-E-Jiao Co. Ltd. - Class A	2	13
Dongfang Electric Corp. Ltd. - Class A (a)	8	13
Dongfeng Motor Group Co. Ltd. - Class H	558	559
Dongxing Securities Co. Ltd. - Class A	5	9
Dragon Delight Holdings Co. Ltd.	256	427
ENN Energy Holdings Ltd.	172	1,668
Everbright Securities Co. Ltd. - Class A	5	11
Fangda Carbon New Material Co. Ltd. - Class A	2	8
Far East Horizon Ltd.	483	514
Financial Street Holding Co. Ltd. - Class A	6	8
First Capital Securities Co. Ltd. - Class A	57	67
Focus Media Information Technology Co. Ltd. - Class A	18	16
Foshan Haitian Flavoring & Food Co. Ltd. - Class A	3	44
Fosun International Ltd.	592	1,005
Founder Securities Co. Ltd. - Class A	15	17
Foxconn Industrial Internet Co. Ltd. - Class A (a)	10	22
Fullshare Holdings Ltd. (b)	1,450	195
Future Land Development Holdings Ltd.	418	521
Fuyao Glass Industry Group Co. Ltd. - Class A	3	10
Fuyao Glass Industry Group Co. Ltd. - Class H (c)	96	324
GD Power Development Co. Ltd.	30	12
GDS Holdings Ltd. - ADR (a) (b)	15	539
Geely Automobile Holdings Ltd. (b)	1,100	2,104
Gemdale Corp. - Class A	7	14
Genscript Biotech Corp. (a) (b)	202	383
GF Securities Co. - Class A	8	18
GF Securities Co. Ltd. - Class H	328	473
Giant Network Group Co. Ltd. - Class A	16	54
Goertek Inc. - Class A	5	8
Great Wall Motor Co. Ltd. - Class H	625	471
Gree Electric Appliances Inc. - Class A	4	28
Greenland Holding Group Co. Ltd. - Class A	11	12
Greentown China Holdings Ltd.	186	166
Greentown China Holdings Ltd.	225	226
Guanghui Energy Co. Ltd. - Class A	20	13
Guangshen Railway Co. Ltd. - Class A	164	87
Guangzhou Automobile Group Co. Ltd. - Class A	4	7
Guangzhou Automobile Group Co. Ltd. - Class H	640	759
Guangzhou Baiyunshan Pharmaceutical Holdings Co. - Class A	2	13
Guangzhou Haige Communications Group Inc. - Class A	7	11
Guangzhou R&F Properties Co. Ltd. - Class H	244	531
Guotai Junan Securities Co. Ltd. - Class A	14	41
Guotai Junan Securities Co. Ltd. - Class H	152	340
Guoxin Securities Co. Ltd. - Class A	5	11
Haitian International Holdings Ltd.	163	372
Haitong International Securities Group Ltd. - Class A	9	19
Hangzhou Bank Co. Ltd. - Class A	8	10
Hangzhou Hikvision Digital Technology Co. Ltd. - Class A	33	172
Hangzhou Robam Appliances Co. Ltd. - Class A	14	69
Heilan Home Garments Co. Ltd. - Class A	28	41
Henan Shuanghui Investment & Development Co. Ltd. - Class A	3	13
Hengan International Group Co. Ltd.	157	1,383
Hengli Petrochemical Co. Ltd.	6	17
Hua Hong Semiconductor Ltd. (b) (c)	91	214
Hua Xia Bank Co. Ltd. - Class A	14	18
HuaAn Securities Co. Ltd. - Class A	124	133
Huadian Power International Corp. Ltd. - Class A	54	35
Huadian Power International Corp. Ltd. - Class H	382	158
Huadong Medicine Co. Ltd. - Class A	2	10
Huaneng Power International Inc. - Class A	18	17
Huaneng Power International Inc. - Class H	934	542
Huaneng Renewables Corp. Ltd. - Class H	904	252
Huatai Securities Co. Ltd. - Class A	20	65
Huatai Securities Co. Ltd. - Class H	332	665
Huaxi Securities Co. Ltd. - Class A	3	6
HUAYU Automotive Systems Co. Ltd. - Class A	4	12
Huazhu Group Ltd. - ADS	30	1,281

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hubei Energy Group Co. Ltd. - Class A	21	13
Hubei Granules-Biocause Pharmaceutical Co. Ltd. - Class A	8	8
Hundsun Technologies Inc. - Class A	1	10
iFlyTek Co. Ltd. - Class A	3	14
Industrial & Commercial Bank of China Ltd. - Class A	181	150
Industrial & Commercial Bank of China Ltd. - Class H	15,504	11,370
Industrial Bank Co. Ltd. - Class A	68	184
Industrial Securities Co. Ltd. - Class A	13	14
Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	61	17
Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	16	69
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	223
iQiyi Inc. - ADS (a)	26	620
JD.com Inc. - Class A - ADR (a)	162	4,883
Jiangsu Expressway Co. Ltd. - Class H	303	429
Jiangsu Hengrui Medicine Co. Ltd. - Class A	16	159
Jiangsu Hengtong Optic-Electric Co. Ltd. - Class A	3	10
Jiangsu Siyang Yanghe Vintage Co. Ltd. - Class A	4	80
Jiangsu Xincheng Real Estate Co. Ltd - Class A	3	22
Jiangxi Copper Co. Ltd. - Class A	45	104
Jiangxi Copper Co. Ltd. - Class H	194	259
Jiangxi Ganfeng Lithium Co. Ltd. - Class A	12	48
Jiayuan International Group Ltd.	206	109
Jinduicheng Molybdenum Group Co. Ltd. - Class A	105	108
Jinke Real Estate Group Co. Ltd. - Class A	12	13
Jointown Pharmaceutical Group Co. Ltd. - Class A	4	9
Kaisa Group Holdings Ltd.	549	250
Kangmei Pharmaceutical Co. Ltd. - Class A	7	10
Kweichow Moutai Co. Ltd. - Class A	4	497
KWG Property Holding Ltd.	294	356
Lee & Man Paper Manufacturing Ltd.	370	317
Legend Holdings Corp. - Class H	86	230
Liaoning Chengda Co. Ltd. - Class A	19	42
LONGi Green Energy Technology Co. Ltd. - Class A	24	94
Luxshare Precision Industry Co. Ltd. - Class A	6	21
Luye Pharma Group Ltd. (b)	301	265
Luzhou Lao Jiao Vintage Co. Ltd. - Class A	2	19
Maanshan Iron & Steel Co. Ltd.	284	139
Maanshan Iron & Steel Co. Ltd. - Class A	60	35
Meinian Onehealth Healthcare Holdings Co. Ltd. - Class A	5	14
Meitu Inc. (a) (c)	396	187
Meituan Dianping (a) (b)	67	454
Metallurgical Corp. of China Ltd. - Class A	49	26
Metallurgical Corp. of China Ltd. - Class H	693	205
Midea Group Co. Ltd.	24	173
Momo Inc. - ADR	33	1,271
Muyuan Foods Co. Ltd. - Class A	3	25
NARI Technology Co. Ltd.	11	33
NetEase.com Inc. - ADR	18	4,248
New China Life Insurance Co. Ltd. - Class A	1	9
New Hope Liuhe Co. Ltd. - Class A	10	20
New Oriental Education & Technology Group - ADR (a)	32	2,846
Nexteer Automotive Group Ltd.	209	260
Ninestar Corp. - Class A	9	43
Noah Holdings Ltd. - Class A - ADS (a) (b)	7	354
Offshore Oil Engineering Co. Ltd. - Class A	8	8
OFILM Group Co. Ltd. - Class A	5	10
Oppein Home Group Inc. - Class A	—	7
Orient Securities Co. Ltd. - Class A	7	13
Oriental Pearl Group Co. Ltd. - Class A	7	14
Perfect World Co. Ltd. - Class A	17	81
PetroChina Co. Ltd. - Class A	14	16
PetroChina Co. Ltd. - Class H	4,781	3,103
Pinduoduo Inc. - ADR (a)	41	1,008
Ping An Bank Co. Ltd. - Class A	41	78
Ping An Insurance Co. of China Ltd. - Class A	27	313
Ping An Insurance Group Co. of China Ltd. - Class H	1,164	13,116
Poly Developments and Holdings Group Co. Ltd. - Class A	31	66
Postal Savings Bank of China Co. Ltd. - Class H	1,683	965
Power Construction Corp. of China Ltd. - Class A	13	11
Qingdao Haier Co. Ltd. - Class A	8	20
	Shares/Par[1]	Value ($)
RiseSun Real Estate Development Co. Ltd. - Class A	6	10
Rongsheng Petrochemical Co. Ltd. - Class A	6	12
S.F. Holding Co. Ltd. - Class A	1	5
SAIC Motor Corp. Ltd. - Class A	18	71
Sanan Optoelectronics Co. Ltd. - Class A	5	10
Sany Heavy Industry Co. Ltd. - Class A	10	18
SDIC Capital Co. Ltd. - Class A	10	22
SDIC Power Holdings Co. Ltd. - Class A	13	16
Shaanxi Coal and Chemical Industry Group Co. Ltd. - Class A	8	10
Shandong Buchang Pharmaceutical Co. Ltd. - Class A	24	102
Shandong Gold Group Co. Ltd. - Class A	3	13
Shandong Haisteel International Trading Co. Ltd. - Class A	17	8
Shandong Linglong Tyre Co. Ltd.	3	9
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	486	466
Shanghai 2345 Network Holding Group Co. Ltd. - Class A	91	82
Shanghai Electric Group Co. Ltd. - Class A	10	9
Shanghai Fosun Pharmaceutical Co. Ltd. - Class A	3	14
Shanghai International Airport Co. Ltd.	6	53
Shanghai International Port Co. Ltd. - Class A	10	11
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	187	275
Shanghai Pharmaceuticals Holding Co. Ltd. - Class A	3	8
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	198	434
Shanghai Pudong Development Bank Co. Ltd. - Class A	99	167
Shanghai Tunnel Engineering Co. Ltd. - Class A	10	11
Shanxi Lu'an Environmental Energy Development Co. Ltd. - Class A	48	56
Shanxi Securities Co. Ltd. - Class A	10	14
Shanxi Xinghuacun Fenjiu Group Co. Ltd. - Class A	7	62
Shanxi Xishan Coal and Electricity Power Co. Ltd. - Class A	65	60
Shenergy Co. Ltd. - Class A	15	13
Shenwang Hongyuan Group Co. Ltd. - Class A	24	20
Shenzhen Energy Group Co. Ltd. - Class A	16	15
Shenzhen International Holdings Ltd.	173	369
Shenzhen Investment Ltd.	810	310
Shenzhen Overseas Chinese Town Co. Ltd. - Class A	10	11
Shenzhen Salubris Pharmaceuticals Co. Ltd. - Class A	9	37
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	139	104
Shenzhou International Group Holdings Ltd.	167	2,247
Sichuan Chuantou Energy Stock Co. Ltd. - Class A	9	12
Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	2	10
Sihuan Pharmaceutical Holdings Group Ltd.	949	230
Sina Corp. (a)	14	820
Sinolink Securities Co. Ltd. - Class A	6	10
Sinopec Engineering Group Co Ltd - Class H	333	326
Sinopec Shanghai Petrochemical Co. Ltd. - Class A	16	12
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	718	343
Sinopharm Group Co. Ltd. - Class H	275	1,149
Soho China Ltd. (a)	470	198
Soochow Securities Co. Ltd. - Class A	9	14
Spring Airlines Co. Ltd. - Class A	2	10
Sun Art Retail Group Ltd.	499	487
Sunac China Holdings Ltd.	537	2,689
Suning.com Co. Ltd. - Class A	12	23
Suzhou Gold Mantis Construction Decoration Co. Ltd. - Class A	68	120
TAL Education Group - ADS (a)	82	2,951
Tasly Pharmaceutical Group Co. Ltd. - Class A	3	8
TCL Corp.	29	18
Tebian Electric Apparatus Co. Ltd. - Class A	13	15
Tencent Holdings Ltd.	1,278	59,031
Tencent Music Entertainment Group - Class A - ADR (a) (b)	15	279
Tianma Microelectronics Co. Ltd. - Class A	4	9
Tianqi Lithium Corp.	2	11
Tingyi Cayman Islands Holding Corp.	457	754
Tong Ren Tang Technologies Co. Ltd. - Class H	150	202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Tong Wei Co. Ltd. - Class A	37	68
Tonghua Dongbao Pharmaceutical Co. Ltd. - Class A	3	9
Tongling Nonferrous Metals Group Co. Ltd. - Class A	306	117
Travelsky Technology Ltd. - Class H	215	570
Tsingtao Brewery Co. Ltd. - Class A	3	17
Tsingtao Brewery Co. Ltd. - Class H	86	406
Tunghsu Optoelectronic Technology Co. Ltd. - Class A	8	8
Tus-Sound Environmental Resources Co. Ltd. - Class A	47	108
Unisplendour Co. Ltd. - Class A	6	41
Vipshop Holdings Ltd. - ADR (a)	100	802
Want Want China Holdings Ltd.	1,134	944
Wanxiang Qianchao Co. Ltd. - Class A	105	106
Weibo Corp. - ADR (a) (b)	12	764
Weichai Power Co. Ltd. - Class A	11	19
Weichai Power Co. Ltd. - Class H	399	639
Weifu High-Technology Group Co. Ltd. - Class A	33	114
Western Securities Co. Ltd. - Class A	6	9
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. - Class A	32	65
Wuliangye Yibin Co. Ltd. - Class A	15	213
Wuxi Biologics Cayman Inc. (a) (c)	113	1,111
XCMG Construction Machinery Co. Ltd. - Class A	12	8
Xiamen C&D Inc. - Class A	5	7
Xiaomi Corp. - Class W (a) (c)	732	1,066
Xinhu Zhongbao Co. Ltd. - Class A	15	9
Xinjiang Goldwind Science & Technology Co. Ltd. - Class A	12	26
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H (b)	153	221
Xinyi Solar Holdings Ltd.	704	340
Yanzhou Coal Mining Co. Ltd. - Class H	422	420
YiHai International Holdings Ltd.	100	447
Yonghui Superstores Co. Ltd. - Class A	11	14
Yonyou Network Technology Co. Ltd.	6	29
Youngor Group Co. Ltd. - Class A	10	14
Yum China Holdings Inc.	80	3,612
Yunnan Baiyao Group Co. Ltd. - Class A	1	18
Yuzhou Properties Co. Ltd.	436	264
YY Inc. - Class A - ADS (a)	11	896
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	1	15
Zhaojin Mining Industry Co. Ltd. - Class H	239	240
Zhejiang China Commodities City Group Co. Ltd. - Class A	15	10
Zhejiang Chint Electrics Co. Ltd. - Class A	3	13
Zhejiang Dahua Technology Co. Ltd. - Class A	5	11
Zhejiang Expressway Co. Ltd. - Class H	354	406
Zhejiang Huayou Cobalt Co. Ltd. - Class A	7	38
Zhejiang Longsheng Group Co. Ltd. - Class A	7	19
Zhejiang Semir Garment Co. Ltd. - Class A	4	8
Zhejiang Zhenneng Electric Power Co. Ltd. - Class A	30	22
Zhengzhou Yutong Bus Co. Ltd. - Class A	19	39
ZhongAn Online P&C Insurance Co. Ltd. (a)	42	152
Zhongjin Gold Corp. Ltd. - Class A	68	86
Zhongsheng Group Holdings Ltd. (b)	133	331
Zhuzhou CSR Times Electric Co. Ltd. - Class H	124	735
Zijin Mining Group Co. Ltd. - Class A	36	19
Zijin Mining Group Co. Ltd. - Class H	1,424	590
Zoomlion Heavy Industry Science & Technology Co. Ltd. - Class A	14	9
ZTE Corp. (a)	11	48
ZTE Corp. - Class H	179	542
ZTO Express Cayman Inc. - ADR	68	1,250
		330,462
Colombia 0.3%
Bancolombia SA	51	636
Cementos Argos SA	110	273
Ecopetrol SA	1,108	1,193
Grupo Argos SA	66	374
Grupo de Inversiones Suramericana SA	55	628
Interconexion Electrica SA	99	493
		3,597
	Shares/Par[1]	Value ($)
Czech Republic 0.2%
CEZ A/S	36	847
Komercni Banka A/S	17	694
Moneta Money Bank A/S (c)	76	263
		1,804
Egypt 0.1%
Commercial International Bank Egypt SAE	296	1,165
Eastern Tobacco Co.	172	181
El Sewedy Electric Co.	175	157
		1,503
Greece 0.2%
Alpha Bank AE (a)	296	411
Folli Follie SA (a) (d)	9	48
Hellenic Telecommunications Organization SA	50	668
JUMBO SA	26	428
Motor Oil Hellas Corinth Refineries SA	12	290
OPAP SA	53	549
Titan Cement Co. SA	10	225
		2,619
Hong Kong 5.1%
Agricultural Bank of China Ltd. - Class H	6,665	3,077
ANTA Sports Products Ltd.	250	1,707
AviChina Industry & Technology Co. Ltd. - Class H	478	306
Beijing Enterprises Water Group Ltd.	1,242	769
CGN Power Co. Ltd.	2,346	655
China Cinda Asset Management Co. Ltd. - Class H	1,655	460
China Communication Services Corp. Ltd. - Class H	546	488
China Ding Yi Feng Holdings Ltd. (a) (d)	208	612
China Everbright Bank Co. Ltd. - Class H	700	332
China Everbright International Ltd.	721	734
China Everbright Ltd.	232	460
China Evergrande Group (b)	581	1,938
China Galaxy Securities Co. Ltd. - Class H	805	531
China Gas Holdings Ltd. (b)	387	1,361
China Jinmao Holdings Group Ltd. (b)	1,120	732
China Medical System Holdings Ltd.	295	287
China Mengniu Dairy Co. Ltd.	608	2,269
China Merchants Bank Co. Ltd. - Class H	872	4,253
China Oilfield Services Ltd. - Class H	356	385
China Overseas Land & Investment Ltd.	856	3,258
China Power International Development Ltd. (b)	1,092	280
China Resources Enterprise Ltd.	316	1,343
China Resources Gas Group Ltd.	206	972
China Resources Land Ltd.	629	2,826
China Resources Power Holdings Co. Ltd.	415	625
China State Construction International Holdings Ltd.	444	418
China Taiping Insurance Holdings Co. Ltd. (b)	370	1,106
China Unicom Hong Kong Ltd.	1,351	1,716
China Vanke Co. Ltd. - Class H	279	1,174
CITIC Pacific Ltd.	1,301	1,947
COSCO Shipping Ports Ltd.	354	383
CSPC Pharmaceutical Group Ltd.	1,038	1,939
GOME Retail Holdings Ltd. (a) (b)	2,451	229
Guangdong Investment Ltd.	678	1,311
Haier Electronics Group Co. Ltd.	268	781
Haitong Securities Co. Ltd. - Class H	717	929
Hanergy Thin Film Power Group Ltd. (a) (d)	3,098	840
HengTen Networks Group Ltd. (a) (b)	4,928	150
Hutchison China MediTech Ltd. - ADR (a) (b)	11	342
Kingboard Chemical Holdings Ltd.	153	546
Kingboard Laminates Holdings Ltd.	279	295
Kingdee International Software Group Co. Ltd. (b)	506	589
Kingsoft Corp Ltd.	151	385
Kunlun Energy Co. Ltd. (b)	716	749
Lenovo Group Ltd.	1,589	1,432
Longfor Properties Co. Ltd.	345	1,228
New China Life Insurance Co. Ltd. - Class H	193	988
Nine Dragons Paper Holdings Ltd. (b)	306	293
People's Insurance Co. Group of China Ltd. - Class H	1,750	750
PICC Property & Casualty Co. Ltd. - Class H	1,529	1,739
Semiconductor Manufacturing International Corp. (a) (b)	655	664
Shanghai Electric Group Co. Ltd. - Class H	606	230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	123	448
Shanghai Industrial Holdings Ltd.	74	174
Shimao Property Holdings Ltd.	264	828
Shui On Land Ltd.	939	233
Sino Biopharmaceutical	1,584	1,455
Sino-Ocean Group Holding Ltd.	745	327
Sinotrans Ltd. - Class H	249	107
Sinotruk Hong Kong Ltd. (b)	160	343
SSY Group Ltd.	370	345
Sunny Optical Technology Group Co. Ltd.	157	1,889
Towngas China Co. Ltd.	248	195
Uni-President China Holdings Ltd.	335	329
Yuexiu Property Co. Ltd.	1,806	436
		60,922
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	84	964
OTP Bank Plc	51	2,236
Richter Gedeon Nyrt	33	628
		3,828
India 9.0%
Adani Ports & Special Economic Zone Ltd.	121	659
Ambuja Cements Ltd.	137	465
Ashok Leyland Ltd.	270	356
Asian Paints Ltd.	65	1,400
Aurobindo Pharma Ltd.	63	717
Avenue Supermarts Ltd. (a)	29	613
Axis Bank Ltd. (a)	421	4,730
Bajaj Auto Ltd.	17	728
Bajaj Finance Ltd.	40	1,739
Bajaj Finserv Ltd.	8	829
Bharat Forge Ltd.	50	369
Bharat Petroleum Corp. Ltd.	175	1,005
Bharti Airtel Ltd.	309	1,488
Bharti Infratel Ltd.	82	371
Bosch Ltd.	2	413
Britannia Industries Ltd.	14	604
Cadila Healthcare Ltd.	36	181
Cipla Ltd.	74	569
Coal India Ltd.	156	534
Container Corp. of India Ltd.	37	283
Dabur India Ltd.	115	677
Divi's Laboratories Ltd.	16	401
Dr. Reddy's Laboratories Ltd.	26	1,062
Eicher Motors Ltd.	3	917
GAIL India Ltd.	179	899
Glenmark Pharmaceuticals Ltd.	33	306
Godrej Consumer Products Ltd.	82	815
Grasim Industries Ltd.	77	956
Havells India Ltd.	57	633
HCL Technologies Ltd.	121	1,905
Hero Motocorp Ltd.	10	355
Hindalco Industries Ltd.	241	717
Hindustan Petroleum Corp. Ltd.	140	575
Hindustan Unilever Ltd.	148	3,641
Housing Development Finance Corp.	364	10,354
ICICI Bank Ltd.	542	3,140
Idea Cellular Ltd. (a)	434	115
Indiabulls Housing Finance Ltd.	63	785
Indian Oil Corp. Ltd.	400	940
Infosys Ltd.	780	8,400
InterGlobe Aviation Ltd. (c)	22	457
ITC Ltd.	770	3,306
JSW Steel Ltd.	182	772
Larsen & Toubro Ltd.	109	2,186
LIC Housing Finances Ltd.	55	420
Lupin Ltd.	47	498
Mahindra & Mahindra Financial Services Ltd.	70	426
Mahindra & Mahindra Ltd.	170	1,653
Marico Ltd.	108	542
Maruti Suzuki India Ltd.	24	2,311
Motherson Sumi Systems Ltd.	220	477
Nestle India Ltd.	5	862
NTPC Ltd.	538	1,046
	Shares/Par[1]	Value ($)
Oil & Natural Gas Corp. Ltd.	309	713
Page Industries Ltd.	1	405
Petronet LNG Ltd.	135	491
Pidilite Industries Ltd.	26	474
Piramal Healthcare Ltd.	19	764
Power Grid Corp. of India Ltd.	361	1,030
REC Ltd.	165	364
Reliance Industries Ltd.	637	12,549
Sesa Sterlite Ltd.	297	791
Shree Cement Ltd.	2	458
Shriram Transport Finance Co. Ltd.	33	617
State Bank of India (a)	402	1,865
Sun Pharmaceutical Industries Ltd.	188	1,302
Tata Consultancy Services Ltd.	204	5,900
Tata Motors Ltd. (a)	331	837
Tata Power Co. Ltd.	229	244
Tata Steel Ltd.	83	629
Tech Mahindra Ltd.	102	1,151
Titan Industries Ltd.	71	1,174
Ultratech Cement Ltd.	22	1,296
United Phosphorus Ltd.	79	1,100
United Spirits Ltd. (a)	59	473
Wipro Ltd.	328	1,208
Yes Bank Ltd.	367	1,467
Zee Entertainment Enterprises Ltd.	115	743
		108,647
Indonesia 2.2%
Adaro Energy Tbk PT	3,502	332
Astra International Tbk PT	4,559	2,346
Bank Central Asia Tbk PT	2,231	4,347
Bank Danamon Indonesia Tbk PT - Class A	514	336
Bank Mandiri Persero Tbk PT	4,168	2,186
Bank Negara Indonesia Persero Tbk PT	1,697	1,121
Bank Rakyat Indonesia Persero Tbk PT	12,611	3,657
Bank Tabungan Negara Persero Tbk PT	994	171
Bumi Serpong Damai PT (a)	1,794	177
Charoen Pokphand Indonesia Tbk PT	1,734	781
Gudang Garam Tbk PT	98	572
Hanjaya Mandala Sampoerna Tbk PT	1,896	501
Indofood CBP Sukses Makmur Tbk PT	575	377
Indofood Sukses Makmur Tbk	1,062	475
Jasa Marga Persero Tbk PT	546	229
Kalbe Farma Tbk PT	4,356	464
Pakuwon Jati Tbk PT	4,175	203
Perusahaan Gas Negara PT	2,297	380
PT Indah Kiat Pulp & Paper Tbk	633	383
PT Indocement Tunggal Prakarsa Tbk	423	651
PT Pabrik Kertas Tjiwi Kimia Tbk	298	232
PT Tambang Batubara Bukit Asam Tbk	532	158
Semen Gresik Persero Tbk PT	662	651
Surya Citra Media Tbk PT	1,294	151
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,060	3,067
Tower Bersama Infrastructure Tbk PT	469	130
Unilever Indonesia Tbk PT	346	1,198
United Tractors Tbk PT	382	727
		26,003
Luxembourg 0.0%
Reinet Investments SCA	31	531
Malaysia 2.2%
AirAsia Bhd	346	226
Alliance Financial Group Bhd	243	243
AMMB Holdings Bhd	407	455
Axiata Group Bhd	595	604
British American Tobacco Malaysia Bhd	33	293
CIMB Group Holdings Bhd	1,054	1,331
Dialog Group Bhd	842	655
DiGi.Com Bhd	707	789
Fraser & Neave Holdings Bhd	33	286
Gamuda Bhd	410	290
Genting Bhd	483	786
Genting Malaysia Bhd	680	533
Genting Plantations Bhd	46	120
HAP Seng Consolidated Bhd	161	391
Hartalega Holdings Bhd	288	327

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hong Leong Bank Bhd	142	706
Hong Leong Financial Group Bhd	57	270
IHH Healthcare Bhd	490	693
IJM Corp. Bhd	733	400
IOI Corp.	453	494
IOI Properties Group Sdn Bhd	426	138
Kuala Lumpur Kepong Bhd	83	506
Malayan Banking Bhd	863	1,959
Malaysia Airports Holdings Bhd	210	373
Maxis Bhd	550	722
MISC Bhd	258	422
Nestle Bhd	13	478
Petronas Chemicals Group Bhd	551	1,238
Petronas Dagangan Bhd	48	295
Petronas Gas Bhd	140	606
PPB Group Bhd	110	495
Press Metal Aluminium Holdings Bhd	319	353
Public Bank Bhd	650	3,688
QL Resources Bhd	76	128
RHB Bank Bhd	185	259
RHB Bank Bhd (a) (d)	123	—
Sime Darby Bhd	603	330
Sime Darby Plantation Bhd	511	629
Sime Darby Property Bhd	554	151
SP Setia Bhd	369	205
Telekom Malaysia Bhd	287	225
Tenaga Nasional Bhd	698	2,168
Top Glove Corp. Bhd	281	319
Westports Holdings Bhd	182	167
YTL Corp. Bhd	597	155
		25,901
Mexico 2.6%
Alfa SAB de CV - Class A	690	733
Alsea SAB de CV (b)	105	220
America Movil SAB de CV - Class L (b)	7,587	5,423
Arca Continental SAB de CV	100	557
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander - Class B (b)	381	521
Cemex SAB de CV - Series A (a) (b)	3,250	1,518
Coca-Cola Femsa SAB de CV - Class L (b)	123	810
El Puerto de Liverpool SAB de CV - Class C-1	45	288
Fibra Uno Administracion SA de CV	759	1,049
Fomento Economico Mexicano SAB de CV (b)	442	4,075
Gruma SAB de CV - Class B	44	450
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (b)	82	732
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	45	719
Grupo Bimbo SAB de CV - Class A	398	831
Grupo Carso SAB de CV - Class A-1 (b)	105	411
Grupo Financiero Banorte SAB de CV - Class O (b)	588	3,194
Grupo Financiero Inbursa SAB de CV - Class O (b)	527	730
Grupo Mexico SAB de CV - Class B	756	2,077
Industrias Penoles SAB de CV	30	369
Infraestructura Energetica Nova SAB de CV - Class I (b)	134	538
Kimberly-Clark de Mexico SAB de CV - Class A (b)	346	587
Megacable Holdings SAB de CV (b)	46	212
Mexichem SAB de CV	224	534
Promotora y Operadora de Infraestructura SAB de CV	56	561
Southern Copper Corp.	21	819
Wal-Mart de Mexico SAB de CV	1,193	3,191
		31,149
Pakistan 0.0%
Habib Bank Ltd.	120	114
MCB Bank Ltd.	66	92
Oil & Gas Development Co. Ltd.	115	121
		327
Peru 0.4%
Cia de Minas Buenaventura SA - ADR	35	607
Credicorp Ltd.	15	3,705
		4,312
	Shares/Par[1]	Value ($)
Philippines 1.1%
Aboitiz Equity Ventures Inc.	405	455
Aboitiz Power Corp.	377	255
Alliance Global Group Inc.	1,072	330
Ayala Corp.	56	1,005
Ayala Land Inc.	1,726	1,475
Bank of the Philippine Islands	153	246
BDO Unibank Inc.	466	1,187
DMCI Holdings Inc.	631	144
Globe Telecom Inc.	7	260
GT Capital Holdings Inc.	17	306
International Container Terminal Services Inc.	178	443
JG Summit Holdings Inc.	617	747
Jollibee Foods Corp.	102	614
Manila Electric Co.	47	338
Megaworld Corp.	2,817	311
Metro Pacific Investments Corp.	3,704	343
Metropolitan Bank & Trust Co.	348	531
PLDT Inc.	19	414
Robinsons Land Corp.	467	218
Security Bank Corp.	55	181
SM Investments Corp.	56	1,001
SM Prime Holdings Inc.	2,235	1,696
Universal Robina Corp.	217	628
		13,128
Poland 1.1%
Alior Bank SA (a)	19	299
Bank Handlowy w Warszawie SA	7	127
Bank Millennium SA (a)	130	304
Bank Pekao SA	37	1,063
CCC SA	7	394
CD Projekt SA (a)	15	770
Cyfrowy Polsat SA (a)	48	319
Dino Polska SA (a)	11	356
Grupa Lotos SA	22	483
Jastrzebska Spolka Weglowa SA (a)	13	213
KGHM Polska Miedz SA (a)	30	825
LPP SA	—	661
mBank	4	402
PGE SA (a)	209	541
Polski Koncern Naftowy Orlen S.A.	66	1,681
Polskie Gornictwo Naftowe i Gazownictwo SA	360	586
Powszechna Kasa Oszczednosci Bank Polski SA	194	1,948
Powszechny Zaklad Ubezpieczen SA	133	1,400
Santander Bank Polska SA	8	808
Telekomunikacja Polska SA (a)	164	219
		13,399
Qatar 0.9%
Barwa Real Estate Co.	38	381
Commercial Bank of Qatar QSC	44	544
Ezdan Holding Group QSC (a)	185	502
Industries Qatar QSC	42	1,436
Masraf Al Rayan	87	876
Ooredoo QSC	18	334
Qatar Electricity & Water Co.	12	559
Qatar Insurance Co.	35	353
Qatar Islamic Bank SAQ	26	1,077
Qatar National Bank	102	5,019
		11,081
Romania 0.1%
NEPI Rockcastle Plc	84	704
Russian Federation 3.6%
Alrosa AO	571	804
Gazprom OAO	2,402	5,461
Inter RAO UES PJSC	7,085	402
Lukoil OAO	110	9,839
Magnit PJSC - GDR	81	1,138
Magnitogorsk Iron & Steel Works PJSC	536	375
MMC Norilsk Nickel OJSC	14	2,961
Mobile Telesystems PJSC - ADR	115	873
Moscow Exchange MICEX-RTS OAO	308	428
NovaTek PJSC - GDR	21	3,523
Novolipetsk Steel PJSC	268	697

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Phosagro OAO - GDR	27	346
Polymetal International Plc	41	456
Polyus PJSC	6	500
Rosneft PJSC	264	1,652
Sberbank of Russia	2,428	7,890
Severstal PAO	44	689
Surgutneftegas OAO	1,493	564
Tatneft OAO	343	3,934
VTB Bank OJSC	726,485	393
X5 Retail Group NV - GDR	28	698
		43,623
Singapore 0.0%
BOC Aviation Ltd.	52	424
South Africa 5.7%
Absa Group Ltd.	160	1,692
Anglo American Platinum Ltd.	12	596
AngloGold Ashanti Ltd.	94	1,243
Aspen Pharmacare Holdings Ltd.	88	570
Bid Corp. Ltd. (b)	77	1,580
Bidvest Group Ltd. (b)	77	1,036
Capitec Bank Holdings Ltd. (b)	8	786
Clicks Group Ltd. (b)	59	759
Discover Ltd.	82	774
Exxaro Resources Ltd.	53	603
FirstRand Ltd.	763	3,337
Fortress REIT Ltd. - Class A (b)	249	316
Fortress REIT Ltd. - Class B (b)	141	105
Foschini Group Ltd.	47	532
Gold Fields Ltd.	185	684
Growthpoint Properties Ltd.	690	1,168
Hyprop Investments Ltd.	55	266
Investec Ltd.	66	387
Kumba Iron Ore Ltd.	15	455
Liberty Holdings Ltd.	28	193
Life Healthcare Group Holdings Ltd. (b)	312	573
MMI Holdings Ltd.	228	263
Mondi Ltd. (b)	25	543
Mr Price Group Ltd.	58	767
MTN Group Ltd. (b)	383	2,352
MultiChoice Group Ltd. (a)	99	826
Naspers Ltd. - Class N	98	22,640
Nedbank Group Ltd. (b)	89	1,557
Netcare Ltd. (b)	233	377
Old Mutual Ltd. (b)	1,131	1,713
Pick n Pay Stores Ltd.	86	396
PSG Group Ltd. (b)	31	563
Rand Merchant Investment Holdings Ltd.	167	387
Redefine Properties Ltd. (b)	1,310	880
Remgro Ltd. (b)	116	1,495
Resilient REIT Ltd.	56	211
RMB Holdings Ltd.	161	850
Sanlam Ltd.	394	2,016
Sappi Ltd. (b)	123	567
Sasol Ltd.	125	3,905
Shoprite Holdings Ltd.	96	1,045
Spar Group Ltd. (b)	42	564
Standard Bank Group Ltd.	292	3,749
Telkom SA Ltd.	55	279
Tiger Brands Ltd.	37	676
Truworths International Ltd.	105	504
Vodacom Group Ltd. (b)	137	1,059
Woolworths Holdings Ltd.	226	729
		68,568
South Korea 12.2%
Amorepacific Corp.	7	1,182
Amorepacific Corp.	7	407
BGF Retail Co. Ltd.	2	333
BNK Financial Group Inc.	63	370
Celltrion Healthcare Co. Ltd. (a)	11	637
Celltrion Inc. (a)	19	2,985
Celltrion Pharm Inc. (a)	4	174
Cheil Worldwide Inc.	16	335
CJ CheilJedang Corp.	2	574
CJ Corp.	4	384
	Shares/Par[1]	Value ($)
CJ Logistics Corp. (a)	1	212
CJ O Shopping Co. Ltd.	2	464
Coway Co. Ltd.	12	973
Daelim Industrial Co. Ltd.	6	484
Daewoo Engineering & Construction Co. Ltd. (a)	29	129
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	188
Daum Communications Corp.	10	955
DB Insurance Co. Ltd.	11	641
DGB Financial Group Inc.	39	278
Doosan Bobcat Inc.	9	234
E-Mart Co. Ltd.	5	723
Fila Korea Ltd.	11	727
GS Engineering & Construction Corp.	12	457
GS Holdings Corp.	10	458
GSretail Co. Ltd.	7	226
Hana Financial Group Inc.	68	2,183
Hankook Tire Co. Ltd.	16	521
Hanmi Pharm Co. Ltd.	1	559
Hanmi Science Co. Ltd.	3	214
Hanon Systems	41	409
Hanwha Chem Corp.	26	480
Hanwha Corp.	11	287
HLB Inc. (a)	7	504
Honam Petrochemical Corp.	4	1,005
Hotel Shilla Co. Ltd.	7	600
Hyundai Department Store Co. Ltd.	3	254
Hyundai Development Co.	6	276
Hyundai Engineering & Construction Co. Ltd.	18	826
Hyundai Glovis Co. Ltd.	4	491
Hyundai Heavy Industries Co. Ltd. (a)	8	870
Hyundai Heavy Industries Holdings Co. Ltd.	2	608
Hyundai Marine & Fire Insurance Co. Ltd.	15	493
Hyundai Mobis	16	2,848
Hyundai Motor Co.	31	3,304
Hyundai Steel Co.	18	731
Industrial Bank of Korea	57	708
Kangwon Land Inc.	26	720
KB Financial Group Inc.	90	3,307
KCC Corp.	1	377
Kia Motors Corp.	59	1,828
Korea Aerospace Industries Ltd.	16	496
Korea Electric Power Corp.	61	1,618
Korea Gas Corp.	6	224
Korea Investment Holdings Co. Ltd.	9	471
Korea Life Insurance Co. Ltd.	61	214
Korea Zinc Co. Ltd.	2	748
Korean Air Lines Co. Ltd.	12	324
KT Corp. - ADR	6	76
KT&G Corp.	26	2,406
Kumho Petro chemical Co. Ltd.	4	364
LG Chem Ltd.	10	3,348
LG Corp.	22	1,487
LG Display Co. Ltd.	53	905
LG Electronics Inc.	23	1,542
LG Household & Health Care Ltd.	2	2,593
LG Innotek Co. Ltd.	4	367
LG Uplus Corp.	27	366
Lotte Corp.	5	220
Lotte Shopping Co. Ltd.	3	413
Medy-Tox Inc.	1	531
Mirae Asset Daewoo Co. Ltd.	87	560
NAVER Corp.	32	3,465
NCSoft Corp.	4	1,681
Netmarble Corp.	5	581
OCI Co. Ltd.	4	318
Orange Life Insurance Ltd.	6	188
Orion Corp.	5	436
Ottogi Corp.	—	211
Pearl Abyss Corp. (a)	1	197
POSCO	18	3,920
Posco Chemical Co. Ltd. (b)	5	267
Posco Daewoo Corp.	10	156
S1 Corp.	4	376
Samsung Biologics Co. Ltd. (a)	4	1,086

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Samsung C&T Corp.	17	1,581
Samsung Card Co. Ltd.	8	238
Samsung Electro-Mechanics Co. Ltd. (b)	13	1,177
Samsung Electronics Co. Ltd.	1,069	42,101
Samsung Engineering Co. Ltd. (a)	35	497
Samsung Fire & Marine Insurance Co. Ltd.	7	1,816
Samsung Heavy Industries Co. Ltd. (a)	103	754
Samsung Life Insurance Co. Ltd.	16	1,194
Samsung SDI Co. Ltd.	12	2,350
Samsung SDS Co. Ltd.	8	1,587
Samsung Securities Co. Ltd.	13	379
Shinhan Financial Group Co. Ltd.	97	3,589
Shinsegae Co. Ltd.	2	526
SillaJen Inc. (a) (b)	13	766
SK C&C Co. Ltd.	7	1,731
SK Hynix Inc.	130	8,518
SK Innovation Co. Ltd.	15	2,323
SK Telecom Co. Ltd.	5	1,005
S-Oil Corp.	11	831
Stx Pan Ocean Co. Ltd. (a)	54	195
ViroMed Co. Ltd. (a)	3	754
Woori Financial Group Inc.	105	1,267
Woori Investment & Securities Co. Ltd.	34	398
Yuhan Corp.	2	449
		147,114
Taiwan 11.2%
Acer Inc.	673	433
Advantech Co. Ltd.	87	721
AirTAC International Group (b)	22	280
ASE Technology Holding Co. Ltd.	777	1,705
Asia Cement Corp.	487	635
Asustek Computer Inc.	152	1,100
AU Optronics Corp. (b)	1,970	726
Catcher Technology Co. Ltd.	144	1,107
Cathay Financial Holding Co. Ltd.	1,848	2,698
Chailease Holding Co. Ltd.	272	1,116
Chang Hwa Commercial Bank	1,211	724
Cheng Shin Rubber Industry Co. Ltd.	415	566
Chicony Electronics Co. Ltd.	124	289
Chimei Innolux Corp.	2,016	655
China Airlines Ltd.	382	122
China Development Financial Holding Corp.	3,056	1,022
China Life Insurance Co. Ltd.	552	468
China Steel Corp.	2,854	2,341
Chinatrust Financial Holding Co. Ltd.	3,977	2,642
Chunghwa Telecom Co. Ltd.	849	3,013
Compal Electronics Inc.	918	571
Delta Electronics Inc.	476	2,465
E. Sun Financial Holding Co. Ltd.	2,164	1,670
Eclat Textile Co. Ltd.	42	568
Eva Airways Corp.	547	268
Evergreen Marine Corp Taiwan Ltd.	507	197
Far Eastern New Century Corp.	777	769
Far EasTone Telecommunications Co. Ltd.	358	863
Feng Tay Enterprise Co. Ltd.	82	583
First Financial Holding Co. Ltd.	2,298	1,574
Formosa Chemicals & Fibre Corp.	783	2,845
Formosa Petrochemical Corp.	284	1,065
Formosa Plastics Corp.	1,002	3,561
Formosa Taffeta Co. Ltd.	185	221
Foxconn Technology Co. Ltd.	197	393
Fubon Financial Holding Co. Ltd.	1,494	2,233
Giant Manufacturing Co. Ltd.	70	500
Globalwafers Co. Ltd.	50	495
Highwealth Construction Corp.	174	287
Hiwin Technologies Corp.	51	435
Hon Hai Precision Industry Co. Ltd.	2,965	7,103
Hotai Motor Co. Ltd. (b)	53	650
Hua Nan Financial Holdings Co. Ltd.	1,695	1,067
Inventec Co. Ltd.	500	381
Largan Precision Co. Ltd.	22	3,302
Lite-On Technology Corp.	427	621
MediaTek Inc.	334	3,072
Mega Financial Holdings Co. Ltd.	2,372	2,159
	Shares/Par[1]	Value ($)
Micro-Star International Co. Ltd.	160	451
Nan Ya Plastics Corp.	1,148	2,939
Nanya Technology Corp.	230	461
Nien Made Enterprise Co. Ltd.	32	283
Novatek Microelectronics Corp.	117	751
Pegatron Corp.	426	738
Phison Electronics Corp.	30	295
Pou Chen Corp.	509	621
Powertech Technology Inc.	159	377
President Chain Store Corp.	132	1,302
Quanta Computer Inc.	613	1,152
Realtek Semiconductor Corp.	102	604
Ruentex Development Co. Ltd.	138	210
Ruentex Industries Ltd.	91	238
Shanghai Commercial & Savings Bank Ltd.	649	1,026
Shin Kong Financial Holding Co. Ltd.	2,406	710
SinoPac Financial Holdings Co. Ltd.	2,207	817
Standard Foods Corp.	80	134
Synnex Technology International Corp.	347	417
TaiMed Biologics Inc. (a)	39	214
Taishin Financial Holding Co. Ltd.	2,240	1,022
Taiwan Business Bank	822	321
Taiwan Cement Corp.	1,062	1,425
Taiwan Cooperative Financial Holding	1,896	1,199
Taiwan High Speed Rail Corp.	432	505
Taiwan Mobile Co. Ltd.	369	1,333
Taiwan Semiconductor Manufacturing Co. Ltd.	5,511	44,081
Tatung Co. (a) (b)	405	320
Uni-President Enterprises Corp.	1,079	2,621
United Microelectronics Corp.	2,595	981
Vanguard International Semiconductor Corp.	210	454
Walsin Technology Corp. (b)	71	464
Win Semiconductors Corp.	85	602
Winbond Electronics Corp.	711	343
Wistron Corp.	671	517
WPG Holdings Co. Ltd.	353	461
Yageo Corp. (b)	59	618
Yuanta Financial Holding Co. Ltd.	2,178	1,241
Zhen Ding Technology Holding Ltd.	77	239
		134,768
Thailand 2.3%
Advanced Info Service PCL - NVDR	249	1,446
Airports of Thailand PCL - NVDR	963	2,074
Bangkok Bank PCL - NVDR	50	328
Bangkok Bank PCL	8	53
Bangkok Dusit Medical Services PCL - NVDR	882	690
Bangkok Expressway & Metro PCL - NVDR	1,682	536
Banpu PCL	70	36
Banpu PCL - NVDR	405	207
Berli Jucker PCL - NVDR	279	436
BTS Group Holdings PCL	251	87
BTS Group Holdings PCL - NVDR	1,140	396
Bumrungrad Hospital PCL - NVDR	66	375
Bumrungrad Hospital PCL	8	47
Central Pattana PCL	33	77
Central Pattana PCL - NVDR	300	693
Charoen Pokphand Foods PCL	56	45
Charoen Pokphand Foods PCL - NVDR	777	625
CP ALL PCL - NVDR	1,127	2,664
Delta Electronics Thailand PCL - NVDR	127	284
Electricity Generating PCL - NVDR	27	249
Energy Absolute PCL - NVDR	293	446
Glow Energy PCL - NVDR	89	254
Gulf Energy Development PCL - NVDR	52	156
Gulf Energy Development PCL - Class F	19	58
Home Product Center PCL - NVDR	767	370
Home Product Center PCL	27	13
Indorama Ventures PCL	26	41
Indorama Ventures PCL - NVDR	388	611
IRPC PCL - NVDR	1,906	346
Kasikornbank PCL	134	795
Kasikornbank PCL - NVDR	267	1,584
Krung Thai Bank PCL - NVDR (b)	786	477
Land & Houses Public Co. Ltd. - NVDR	712	240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Minor International PCL - NVDR	467	574
Muangthai Leasing PCL - NVDR	96	133
Muangthai Leasing PCL - Class F	29	40
PTT Exploration & Production PCL - NVDR	314	1,245
PTT Global Chemical PCL - NVDR	521	1,108
PTT PCL - NVDR	2,397	3,636
Robinson Public Co. - NVDR	104	193
Siam Cement PCL - NVDR	78	1,193
Siam Commercial Bank PCL - NVDR	426	1,778
Thai Oil PCL - NVDR	254	556
Thai Oil PCL	27	59
Thai Union Frozen Products PCL - NVDR	424	258
TMB Bank PCL - NVDR	1,685	108
True Corp. PCL - NVDR	1,923	290
		27,910
Turkey 0.6%
Akbank T.A.S. (a)	667	757
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	155
Arcelik A/S (a)	57	173
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	81	311
BIM Birlesik Magazalar A/S	44	604
Eregli Demir ve Celik Fabrikalari TAS	313	513
Ford Otomotiv Sanayi A/S	18	158
Haci Omer Sabanci Holding A/S	196	275
KOC Holding A/S	147	424
Petkim Petrokimya Holding AS	197	160
TAV Havalimanlari Holding A/S	40	165
Tupras Turkiye Petrol Rafinerileri A/S	28	622
Turk Hava Yollari AO (a)	132	306
Turkcell Iletisim Hizmet A/S	247	534
Turkiye Garanti Bankasi A/S	539	807
Turkiye Halk Bankasi A/S	153	175
Turkiye Is Bankasi - Class C	365	361
Turkiye Sise ve Cam Fabrikalari A/S	68	71
		6,571
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	471	1,215
Aldar Properties PJSC	789	389
DAMAC Properties Dubai Co. PJSC	449	165
DP World Ltd.	39	615
Dubai Islamic Bank PJSC	337	450
Emaar Development PJSC	216	228
Emaar Malls Group PJSC	434	205
Emaar Properties PJSC	790	1,008
Emirates Telecommunications Group Co. PJSC	394	1,791
First Abu Dhabi Bank PJSC	604	2,514
		8,580
Total Common Stocks (cost $1,030,052)		1,141,131
PREFERRED STOCKS 3.8%
Brazil 2.7%
Banco Bradesco SA (e)	754	8,260
Braskem SA - Series A	37	481
Centrais Eletricas Brasileiras SA - Series B (a)	49	476
Cia Brasileira de Distribuicao Grupo Pao de Acucar	36	836
Cia Energetica de Minas Gerais	208	734
Gerdau SA	236	913
Itau Unibanco Holding SA (e)	1,082	9,469
Itausa - Investimentos Itau SA	1,001	3,067
Lojas Americanas SA (e)	170	723
Petroleo Brasileiro SA (e)	876	6,239
Telefonica Brasil SA	102	1,238
		32,436
Chile 0.1%
Embotelladora Andina SA - Series B	61	222
Sociedad Quimica y Minera de Chile SA - Series B	28	1,069
		1,291
Colombia 0.1%
Bancolombia SA	91	1,158
	Shares/Par[1]	Value ($)
Grupo Aval Acciones y Valores	788	305
Grupo de Inversiones Suramericana SA	25	266
		1,729
Mexico 0.1%
Grupo Televisa SAB (b) (e)	544	1,205
Russian Federation 0.1%
AK Transneft OAO	—	282
Surgutneftegas OAO	1,574	982
		1,264
South Korea 0.7%
Amorepacific Corp.	2	214
CJ Corp. (a) (d)	1	17
Hyundai Motor Co.	5	323
Hyundai Motor Co.	8	559
LG Chem Ltd.	2	317
LG Household & Health Care Ltd.	1	387
Samsung Electronics Co. Ltd.	186	5,932
		7,749
Total Preferred Stocks (cost $39,131)		45,674
RIGHTS 0.0%
China 0.0%
Xinjiang Goldwind Science & Technology Co. Ltd. (a) (f)	29	12
India 0.0%
Vodafone Idea Ltd. (a) (f)	993	84
Total Rights (cost $264)		96
SHORT TERM INVESTMENTS 3.4%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (g) (h)	10,941	10,941
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (g) (h)	29,193	29,193
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (i) (j)	975	971
Total Short Term Investments (cost $41,105)		41,105
Total Investments 102.1% (cost $1,110,552)		1,228,006
Other Derivative Instruments 0.0%		157
Other Assets and Liabilities, Net (2.1)%		(25,831)
Total Net Assets 100.0%		1,202,332

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $5,001 and 0.4%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Mellon Capital Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Mini MSCI Emerging Markets Index	325	June 2019	17,011	157	172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 95.8%
Belgium 3.2%
KBC Groep NV	164	11,512
France 9.9%
Cie de Saint-Gobain	326	11,840
Compagnie Generale des Etablissements Michelin	109	12,938
Publicis Groupe SA	193	10,323
		35,101
Germany 16.3%
Allianz SE	54	12,030
Continental AG	76	11,433
Daimler AG	203	11,937
Deutsche Lufthansa AG	482	10,612
Hannover Rueck SE	80	11,459
		57,471
Italy 6.4%
Assicurazioni Generali SpA	649	12,038
Prysmian SpA	559	10,587
		22,625
Netherlands 3.4%
Randstad NV	250	12,195
Norway 6.3%
Equinor ASA	490	10,746
Mowi ASA	509	11,396
		22,142
Spain 9.9%
Banco Bilbao Vizcaya Argentaria SA	1,973	11,299
Enagas SA (a)	392	11,424
Endesa SA	474	12,087
		34,810
Sweden 2.7%
Nordea Bank AB	1,238	9,438
Switzerland 10.3%
Adecco Group AG	235	12,570
Dufry AG	111	11,715
Zurich Insurance Group AG	36	12,008
		36,293
	Shares/Par[1]	Value ($)
United Kingdom 27.4%
Aviva Plc	2,261	12,144
Barratt Developments Plc	1,808	14,114
BT Group Plc	3,621	10,518
Fiat Chrysler Automobiles NV (b)	730	10,884
Fresnillo Plc	978	11,068
Imperial Brands Plc	350	11,953
Persimmon Plc	428	12,097
Taylor Wimpey Plc	6,098	13,932
		96,710
Total Common Stocks (cost $367,238)		338,297
PREFERRED STOCKS 3.4%
Switzerland 3.4%
Lindt & Spruengli AG (c)	2	11,907
Total Preferred Stocks (cost $10,040)		11,907
SHORT TERM INVESTMENTS 6.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	525	525
Securities Lending Collateral 6.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	23,595	23,595
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	135	134
Total Short Term Investments (cost $24,254)		24,254
Total Investments 106.1% (cost $401,532)		374,458
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net (6.1)%		(21,516)
Total Net Assets 100.0%		352,946

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Capital European 30 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50	42	June 2019	EUR	1,361	10	14
FTSE 100 Index	7	June 2019	GBP	498	2	9
					12	23

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BMO	06/19/19	EUR	487	549	(2)
EUR/USD	CIT	06/19/19	EUR	496	561	(4)
GBP/USD	BMO	06/19/19	GBP	167	218	(4)
GBP/USD	RBC	06/19/19	GBP	206	270	(3)
USD/EUR	RBC	06/19/19	EUR	(165)	(187)	3
USD/GBP	CIT	06/19/19	GBP	(72)	(94)	2
					1,317	(8)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Industrials Sector Fund
COMMON STOCKS 98.9%
Industrials 97.9%
3M Co.	12	2,496
AAON Inc.	1	39
AAR Corp.	1	21
ABM Industries Inc.	1	48
ACCO Brands Corp.	2	17
Actuant Corp. - Class A	1	31
Acuity Brands Inc.	1	100
Advanced Disposal Services Inc. (a)	1	36
Advanced Drainage Systems Inc.	1	22
AECOM (a)	3	97
Aegion Corp. (a)	1	11
Aerojet Rocketdyne Holdings Inc. (a)	1	51
Aerovironment Inc. (a)	—	31
AGCO Corp.	1	95
Air Lease Corp. - Class A	2	75
Air Transport Services Group Inc. (a)	—	5
Aircastle Ltd.	1	23
Alamo Group Inc.	—	22
Albany International Corp. - Class A	1	43
Allegiant Travel Co.	—	13
Allegion Plc	2	179
Allison Transmission Holdings Inc.	3	113
Altra Holdings Inc.	1	39
Amerco Inc.	—	67
American Airlines Group Inc.	2	78
American Woodmark Corp. (a)	—	24
AMETEK Inc.	5	396
AO Smith Corp.	3	158
Apogee Enterprises Inc.	1	21
Applied Industrial Technologies Inc.	1	46
ArcBest Corp.	1	16
Arconic Inc.	9	173
Arcosa Inc.	1	27
Argan Inc.	—	14
Armstrong Flooring Inc. (a)	—	4
Armstrong World Industries Inc.	1	68
Astec Industries Inc.	—	17
Astronics Corp. (a)	—	15
Atkore International Group Inc. (a)	1	19
Atlas Air Worldwide Holdings Inc. (a)	—	9
Avis Budget Group Inc. (a)	1	46
Axon Enterprise Inc. (a)	1	65
AZZ Inc.	1	22
Barnes Group Inc.	1	54
Barrett Business Services Inc.	—	12
Beacon Roofing Supply Inc. (a)	1	47
Blue Bird Corp. (a) (b)	—	5
BMC Stock Holdings Inc. (a)	1	24
Boeing Co.	11	4,246
Brady Corp. - Class A	1	49
Briggs & Stratton Corp.	1	11
BrightView Holdings Inc. (a)	1	10
Brink's Co.	1	78
Builders FirstSource Inc. (a)	2	32
BWX Technologies Inc.	2	102
C.H. Robinson Worldwide Inc.	3	249
CAI International Inc. (a)	—	7
Carlisle Cos. Inc.	1	152
Casella Waste Systems Inc. - Class A (a)	1	30
Caterpillar Inc.	12	1,649
CBIZ Inc. (a)	1	23
Chart Industries Inc. (a)	1	53
Cimpress NV (a)	—	37
Cintas Corp.	2	378
CIRCOR International Inc. (a)	—	12
Civeo Corp. (a)	4	7
Clean Harbors Inc. (a)	1	78
Colfax Corp. (a)	2	53
Columbus Mckinnon Corp.	—	16
Comfort Systems USA Inc.	1	39
Continental Building Products Inc. (a)	1	18
	Shares/Par[1]	Value ($)
Copart Inc. (a)	4	265
CoStar Group Inc. (a)	1	349
Covanta Holding Corp.	3	44
Covenant Transportation Group Inc. - Class A (a)	—	5
Crane Co.	1	82
CSW Industrials Inc. (a)	—	17
CSX Corp.	17	1,238
Cubic Corp.	1	33
Cummins Inc.	3	498
Curtiss-Wright Corp.	1	98
Daseke Inc. (a)	1	5
Deere & Co.	6	1,007
Delta Air Lines Inc.	4	184
Deluxe Corp.	1	41
Donaldson Co. Inc.	3	131
Douglas Dynamics Inc.	—	16
Dover Corp.	3	285
DXP Enterprises Inc. (a)	—	14
Dycom Industries Inc. (a)	1	32
Eaton Corp. Plc	9	721
Echo Global Logistics Inc. (a)	1	13
EMCOR Group Inc.	1	86
Emerson Electric Co.	13	886
Encore Wire Corp.	—	23
Energy Recovery Inc. (a) (b)	1	7
EnerSys Inc.	1	56
Ennis Inc.	1	12
EnPro Industries Inc.	—	30
Equifax Inc.	3	297
ESCO Technologies Inc.	1	36
Evoqua Water Technologies Corp. (a)	1	19
Expeditors International of Washington Inc.	4	272
Exponent Inc.	1	61
Fastenal Co.	6	380
Federal Signal Corp.	1	34
FedEx Corp.	5	938
Flowserve Corp.	3	121
Fluor Corp.	3	108
Forrester Research Inc.	—	11
Fortive Corp.	6	519
Fortune Brands Home & Security Inc.	3	138
Forward Air Corp.	1	39
Foundation Building Materials Inc. (a)	—	3
Franklin Electric Co. Inc.	1	44
FTI Consulting Inc. (a)	1	60
Gardner Denver Holdings Inc. (a)	3	73
Gates Industrial Corp. Plc (a)	1	19
GATX Corp.	1	55
Genco Shipping & Trading Ltd. (a)	—	1
Generac Holdings Inc. (a)	1	65
General Dynamics Corp.	5	880
General Electric Co.	179	1,792
Genesee & Wyoming Inc. - Class A (a)	1	104
Gibraltar Industries Inc. (a)	1	26
Global Brass & Copper Holdings Inc.	1	17
GMS Inc. (a)	1	10
Gorman-Rupp Co.	—	12
GP Strategies Corp. (a)	—	2
Graco Inc.	3	172
GrafTech International Ltd.	2	21
Granite Construction Inc.	1	44
Great Lakes Dredge & Dock Corp. (a)	1	9
Greenbrier Cos. Inc.	1	22
Griffon Corp.	1	12
H&E Equipment Services Inc.	1	16
Harris Corp.	2	388
Harsco Corp. (a)	2	32
Hawaiian Holdings Inc.	—	9
HD Supply Holdings Inc. (a)	4	158
Healthcare Services Group Inc.	1	49
Heartland Express Inc.	1	19
HEICO Corp.	1	86
HEICO Corp. - Class A	2	130
Heidrick & Struggles International Inc.	—	14
Herc Holdings Inc. (a)	—	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Heritage-Crystal Clean Inc. (a)	—	6
Herman Miller Inc.	1	45
Hertz Global Holdings Inc. (a)	1	19
Hexcel Corp.	2	122
Hillenbrand Inc.	1	53
HNI Corp.	1	32
Honeywell International Inc.	15	2,427
HUB Group Inc. - Class A (a)	1	29
Hubbell Inc.	1	132
Huntington Ingalls Industries Inc.	1	185
Huron Consulting Group Inc. (a)	—	22
Hyster-Yale Materials Handling Inc. - Class A	—	11
ICF International Inc.	—	30
IDEX Corp.	2	242
Illinois Tool Works Inc.	6	885
Ingersoll-Rand Plc	5	545
InnerWorkings Inc. (a)	1	3
Insperity Inc.	1	95
Insteel Industries Inc.	—	8
Interface Inc.	1	18
ITT Inc.	2	106
Jacobs Engineering Group Inc.	3	200
JB Hunt Transport Services Inc.	2	184
JELD-WEN Holding Inc. (a)	2	27
John Bean Technologies Corp.	1	59
Johnson Controls International Plc	19	705
Kadant Inc.	—	19
Kaman Corp.	1	29
Kansas City Southern	2	245
KAR Auction Services Inc.	3	141
KBR Inc.	3	55
Kelly Services Inc. - Class A	1	17
Kennametal Inc.	2	61
Keyw Holding Corp. (a)	1	8
Kforce Inc.	—	16
Kimball International Inc. - Class B	1	11
Kirby Corp. (a)	—	25
Knight-Swift Transportation Holdings Inc. - Class A	3	88
Knoll Inc.	1	19
Korn Ferry	1	49
Kratos Defense & Security Solutions Inc. (a)	2	28
L3 Technologies Inc.	2	338
Landstar System Inc.	1	94
Lennox International Inc.	1	199
Lincoln Electric Holdings Inc.	1	107
Lindsay Corp.	—	21
Lockheed Martin Corp.	5	1,585
LSC Communications Inc.	1	6
Lydall Inc. (a)	—	9
Macquarie Infrastructure Co. LLC	2	68
Manitowoc Co. Inc. (a)	1	12
Manpower Inc.	1	107
Marten Transport Ltd.	1	17
Masco Corp.	6	250
Masonite International Corp. (a)	1	28
MasTec Inc. (a)	1	61
Matson Inc.	—	8
Matthews International Corp. - Class A	1	23
McGrath RentCorp	—	27
Mercury Systems Inc. (a)	1	63
Meritor Inc. (a)	2	34
Middleby Corp. (a)	1	149
Milacron Holdings Corp. (a)	2	17
Mistras Group Inc. (a)	—	4
Mobile Mini Inc.	1	30
Moog Inc. - Class A	1	59
MRC Global Inc. (a)	2	33
MSA Safety Inc.	1	77
MSC Industrial Direct Co. - Class A	1	80
Mueller Industries Inc.	1	34
Mueller Water Products Inc. - Class A	3	32
Multi-Color Corp.	—	17
MYR Group Inc. (a)	—	12
National Presto Industries Inc.	—	11
Navigant Consulting Inc.	1	16
	Shares/Par[1]	Value ($)
Navistar International Corp. (a)	1	29
NCI Building Systems Inc. (a)	1	8
Nexeo Solutions Inc. (a) (c) (d)	—	5
Nielsen Holdings Plc	7	175
NN Inc.	1	6
Nordson Corp.	1	144
Norfolk Southern Corp.	6	1,049
Northrop Grumman Systems Corp.	3	919
NOW Inc. (a)	2	30
NV5 Holdings Inc. (a)	—	12
nVent Electric Plc	4	96
Old Dominion Freight Line Inc.	1	184
Omega Flex Inc.	—	5
Oshkosh Corp.	2	113
Owens Corning Inc.	2	108
PACCAR Inc.	7	490
Parker Hannifin Corp.	3	470
Park-Ohio Holdings Corp.	—	6
Patrick Industries Inc. (a)	—	21
Pentair Plc	3	151
PGT Innovations Inc. (a)	1	16
Pitney Bowes Inc.	4	25
Plug Power Inc. (a) (b)	4	10
Powell Industries Inc.	—	4
Primoris Services Corp.	1	18
Proto Labs Inc. (a)	1	55
Quad/Graphics Inc. - Class A	1	8
Quanex Building Products Corp.	1	10
Quanta Services Inc.	3	115
Raven Industries Inc.	1	29
Raytheon Co.	6	1,068
RBC Bearings Inc. (a)	1	64
Regal-Beloit Corp.	1	72
Republic Services Inc.	5	376
Resideo Technologies Inc. (a)	3	51
Resources Connection Inc.	1	11
REV Group Inc.	1	8
Rexnord Corp. (a)	2	53
Robert Half International Inc.	3	165
Rockwell Automation Inc.	3	438
Rollins Inc.	3	125
Roper Industries Inc.	2	730
RR Donnelley & Sons Co.	1	5
Rush Enterprises Inc. - Class A	1	25
Rush Enterprises Inc. - Class B	—	3
Ryder System Inc.	1	67
Saia Inc. (a)	1	31
Sensata Technologies Holding Plc (a)	3	154
Simpson Manufacturing Co. Inc.	1	50
SiteOne Landscape Supply Inc. (a)	1	45
SkyWest Inc.	—	14
Snap-On Inc.	1	181
Southwest Airlines Co.	3	149
SP Plus Corp. (a)	—	16
Spartan Motors Inc.	1	8
Spirit Aerosystems Holdings Inc. - Class A	2	202
Spirit Airlines Inc. (a)	—	18
SPX Corp. (a)	1	32
SPX Flow Technology USA Inc. (a)	1	29
Standex International Corp.	—	19
Stanley Black & Decker Inc.	3	425
Steelcase Inc. - Class A	2	26
Stericycle Inc. (a)	2	100
Sun Hydraulics Corp.	1	26
Sunrun Inc. (a)	2	23
Team Inc. (a) (b)	1	12
Teledyne Technologies Inc. (a)	1	178
Tennant Co.	—	21
Terex Corp.	2	48
Tetra Tech Inc.	1	67
Textron Inc.	5	256
Thermon Group Holdings Inc. (a)	1	16
Timken Co.	1	61
Titan International Inc.	1	5
Titan Machinery Inc. (a)	—	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Toro Co.	2	151
TPI Composites Inc. (a)	—	10
TransDigm Group Inc. (a)	1	446
TransUnion LLC	4	258
Trex Co. Inc. (a)	1	77
TriMas Corp. (a)	1	30
TriNet Group Inc. (a)	1	56
Trinity Industries Inc.	3	58
Triton International Ltd. - Class A	1	33
Triumph Group Inc.	1	22
TrueBlue Inc. (a)	1	19
Tutor Perini Corp. (a)	1	13
UniFirst Corp.	—	45
Union Pacific Corp.	15	2,542
United Continental Holdings Inc. (a)	1	111
United Parcel Service Inc. - Class B	14	1,602
United Rentals Inc. (a)	2	193
United Technologies Corp.	17	2,180
Universal Forest Products Inc.	1	37
Universal Logistics Holdings Inc.	—	5
US Ecology Inc.	—	26
USG Corp.	2	80
Valmont Industries Inc.	—	59
Verisk Analytics Inc.	3	430
Veritiv Corp. (a)	—	5
Viad Corp.	—	22
Vicor Corp. (a)	—	10
VSE Corp.	—	7
Wabash National Corp.	1	18
WABCO Holdings Inc. (a)	1	141
Wabtec Corp.	3	209
WageWorks Inc. (a)	1	31
Waste Connections Inc.	5	480
Waste Management Inc.	9	915
Watsco Inc.	1	94
Watts Water Technologies Inc. - Class A	1	46
Welbilt Inc. (a)	3	47
Werner Enterprises Inc.	1	34
Wesco Aircraft Holdings Inc. (a)	1	11
WESCO International Inc. (a)	1	50
Willscot Corp. (a)	1	8
Woodward Governor Co.	1	107
WW Grainger Inc.	1	300
XPO Logistics Inc. (a) (b)	3	140

	Shares/Par[1]	Value ($)
Xylem Inc.	4	295
YRC Worldwide Inc. (a)	1	4
		57,751
Information Technology 0.9%
ASGN Inc. (a)	1	68
IHS Markit Ltd. (a)	8	443
Systemax Inc.	—	6
		517
Materials 0.1%
Univar Inc. (a)	3	58
Utilities 0.0%
Vivint Solar Inc. (a) (b)	1	4
Total Common Stocks (cost $58,377)		58,330
INVESTMENT COMPANIES 0.2%
Vanguard Industrials ETF (b)	1	126
Total Investment Companies (cost $122)		126
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (e) (f)	145	145
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (g) (h)	20	20
Total Short Term Investments (cost $165)		165
Total Investments 99.4% (cost $58,664)		58,621
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 0.6%		329
Total Net Assets 100.0%		58,952

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Industrial Select Sector	3	June 2019	225	2	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Materials Sector Fund
COMMON STOCKS 99.4%
Materials 99.4%
AdvanSix Inc. (a)	1	20
AgroFresh Solutions Inc. (a) (b)	1	3
Air Products & Chemicals Inc.	5	984
AK Steel Holding Corp. (a) (b)	7	20
Albemarle Corp.	3	204
Alcoa Corp. (a)	4	125
Allegheny Technologies Inc. (a)	3	76
American Vanguard Corp.	1	10
Amyris Inc. (a) (b)	1	2
AptarGroup Inc.	2	158
Ashland Global Holdings Inc.	1	114
Avery Dennison Corp.	2	230
Axalta Coating Systems Ltd. (a)	5	127
Balchem Corp.	1	71
Ball Corp.	8	437
Bemis Co. Inc.	2	118
Berry Global Group Inc. (a)	3	167
Boise Cascade Co.	1	25
Cabot Corp.	1	58
Carpenter Technology Corp.	1	52
Celanese Corp. - Class A	3	309
Century Aluminum Co. (a)	1	11
CF Industries Holdings Inc.	5	221
Chase Corp.	—	16
Chemours Co.	4	151
Clearwater Paper Corp. (a)	—	8
Cleveland-Cliffs Inc. (b)	7	66
Coeur d'Alene Mines Corp. (a)	5	20
Commercial Metals Co.	3	47
Compass Minerals International Inc.	1	43
Crown Holdings Inc. (a)	3	173
Domtar Corp.	1	73
DowDuPont Inc.	54	2,873
Eagle Materials Inc.	1	92
Eastman Chemical Co.	3	249
Ecolab Inc.	6	1,078
Element Solutions Inc. (a)	5	55
Ferro Corp. (a)	2	35
FMC Corp.	3	242
Freeport-McMoRan Inc. - Class B	32	416
FutureFuel Corp.	1	9
GCP Applied Technologies Inc. (a)	2	47
Graphic Packaging Holding Co.	7	93
Greif Inc. - Class A	1	25
Greif Inc. - Class B	—	6
Hawkins Inc.	—	8
Haynes International Inc.	—	10
HB Fuller Co.	1	57
Hecla Mining Co.	12	27
Huntsman Corp.	5	113
Ingevity Corp. (a)	1	105
Innophos Holdings Inc.	—	14
Innospec Inc.	1	47
International Flavors & Fragrances Inc.	2	257
International Paper Co.	9	418
Intrepid Potash Inc. (a)	2	8
Kaiser Aluminum Corp.	—	40
Koppers Holdings Inc. (a)	1	12
Kraton Corp. (a)	1	25
Kronos Worldwide Inc.	1	8
Linde Plc	13	2,277
Livent Corp. (a)	3	39
Louisiana-Pacific Corp.	3	80
LyondellBasell Industries NV - Class A	8	644
Martin Marietta Materials Inc.	1	296
Materion Corp.	1	27
McEwen Mining Inc. (b)	7	10
Mercer International Inc.	1	13
Minerals Technologies Inc.	1	48
Mosaic Co.	9	236
Myers Industries Inc.	1	12
	Shares/Par[1]	Value ($)
Neenah Inc.	—	26
NewMarket Corp.	—	93
Newmont Mining Corp.	13	447
Nucor Corp.	7	430
Olin Corp.	4	91
Omnova Solutions Inc. (a)	1	7
Owens-Illinois Inc.	4	71
P.H. Glatfelter Co.	1	14
Packaging Corp. of America	2	220
PolyOne Corp.	2	55
PPG Industries Inc.	6	635
PQ Group Holdings Inc. (a)	1	14
Quaker Chemical Corp.	—	63
Rayonier Advanced Materials Inc.	1	16
Reliance Steel & Aluminum Co.	2	151
Resolute Forest Products Inc.	1	11
Royal Gold Inc.	2	141
RPM International Inc.	3	180
Ryerson Holding Corp. (a)	—	4
Schnitzer Steel Industries Inc. - Class A	1	16
Schweitzer-Mauduit International Inc.	1	28
Scotts Miracle-Gro Co. - Class A	1	76
Sealed Air Corp.	4	170
Sensient Technologies Corp.	1	68
Sherwin-Williams Co.	2	852
Silgan Holdings Inc.	2	53
Sonoco Products Co.	2	146
Steel Dynamics Inc.	5	190
Stepan Co.	1	42
Summit Materials Inc. - Class A (a)	3	42
SunCoke Energy Inc. (a)	1	11
TimkenSteel Corp. (a)	1	10
Tredegar Corp.	1	9
Trinseo SA	1	45
Tronox Holdings Plc	2	30
United States Lime & Minerals Inc.	—	5
United States Steel Corp.	4	82
US Concrete Inc. (a)	—	16
Valvoline Inc.	4	82
Venator Materials Plc (a)	1	6
Verso Corp. - Class A (a)	1	17
Vulcan Materials Co.	3	367
Warrior Met Coal Inc.	1	26
Westlake Chemical Corp.	1	62
WestRock Co.	6	229
Worthington Industries Inc.	1	39
WR Grace & Co.	1	111
Total Common Stocks (cost $21,250)		19,689
RIGHTS 0.0%
A. Schulman Inc. (a) (c)	1	—
Total Rights (cost $0)		—
INVESTMENT COMPANIES 0.2%
Vanguard Materials ETF	—	31
Total Investment Companies (cost $30)		31
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	79	79
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	7	7
Total Short Term Investments (cost $86)		86
Total Investments 100.0% (cost $21,366)		19,806
Other Assets and Liabilities, Net 0.0%		6
Total Net Assets 100.0%		19,812

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Materials Select Sector	1	June 2019	59	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 96.2%
Australia 31.1%
AGL Energy Ltd.	508	7,843
Amcor Ltd.	796	8,692
Australia & New Zealand Banking Group Ltd.	432	7,992
Brambles Ltd.	1,041	8,697
Fortescue Metals Group Ltd.	2,439	12,334
National Australia Bank Ltd.	437	7,846
Newcrest Mining Ltd.	448	8,090
Stockland	3,004	8,210
Westpac Banking Corp.	419	7,701
		77,405
Hong Kong 6.2%
CK Hutchison Holdings Ltd.	775	8,153
Power Assets Holdings Ltd.	1,063	7,383
		15,536
Japan 46.0%
Central Japan Railway Co.	35	8,059
Daito Trust Construction Co. Ltd.	54	7,548
Daiwa House Industry Co. Ltd.	233	7,412
Honda Motor Co. Ltd.	279	7,560
Japan Tobacco Inc.	311	7,716
Kajima Corp.	546	8,071
Kansai Electric Power Co. Inc.	466	6,870
Kyushu Electric Power Co. Inc.	609	7,188
Mazda Motor Corp.	726	8,116
Nomura Real Estate Holdings Inc.	409	7,847
Sekisui House Ltd.	501	8,288
Sumitomo Electric Industries Ltd.	564	7,485
Taisei Corp.	172	8,000
Tohoku Electric Power Co. Inc.	548	6,987
Toyota Motor Corp.	128	7,475
		114,622
	Shares/Par[1]	Value ($)
Singapore 12.9%
DBS Group Holdings Ltd.	435	8,119
Oversea-Chinese Banking Corp. Ltd.	907	7,394
United Overseas Bank Ltd.	415	7,721
Yangzijiang Shipbuilding Holdings Ltd.	7,974	8,847
		32,081
Total Common Stocks (cost $244,715)		239,644
INVESTMENT COMPANIES 3.0%
United States of America 3.0%
Vanguard MSCI Pacific ETF (a)	112	7,357
Total Investment Companies (cost $7,228)		7,357
SHORT TERM INVESTMENTS 2.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	204	204
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	5,098	5,098
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (d) (e)	95	95
Total Short Term Investments (cost $5,397)		5,397
Total Investments 101.4% (cost $257,340)		252,398
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (1.4)%		(3,403)
Total Net Assets 100.0%		249,001

(a) All or a portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Pacific Rim 30 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
ASX SPI 200 Index	9	June 2019	AUD	1,397	—	(7)
Tokyo Price Index	9	June 2019	JPY	144,064	7	(7)
					7	(14)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BMO	06/19/19	AUD	370	263	—
AUD/USD	HSB	06/19/19	AUD	790	562	1
JPY/USD	BCL	06/19/19	JPY	102,519	931	1
JPY/USD	GSC	06/19/19	JPY	39,949	362	(3)
					2,118	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Real Estate Sector Fund
COMMON STOCKS 99.4%
Real Estate 99.4%
Acadia Realty Trust	7	198
Agree Realty Corp.	3	214
Alexander & Baldwin Inc.	6	158
Alexander's Inc.	—	77
Alexandria Real Estate Equities Inc.	10	1,374
Altisource Portfolio Solutions SA (a) (b)	1	21
American Assets Trust Inc.	3	134
American Campus Communities Inc.	12	586
American Finance Trust Inc. - Class A	7	80
American Homes For Rent - Class A	24	537
American Tower Corp.	39	7,767
Americold Realty Trust (b)	13	385
Apartment Investment & Management Co. - Class A	14	690
Apple Hospitality REIT Inc.	20	318
Armada Hoffler Properties Inc.	4	65
Ashford Hospitality Trust Inc.	9	43
AvalonBay Communities Inc.	12	2,485
Boston Properties Inc.	14	1,852
Braemar Hotels & Resorts Inc.	2	29
Brandywine Realty Trust	16	251
Brixmor Property Group Inc.	27	492
Brookfield Property REIT Inc. - Class A	12	236
Camden Property Trust	8	843
CareTrust REIT Inc.	7	174
CatchMark Timber Trust Inc. - Class A	4	41
CBL & Associates Properties Inc. (b)	13	21
CBRE Group Inc. - Class A (a)	29	1,435
Cedar Realty Trust Inc.	7	25
Chatham Lodging Trust	4	83
Chesapeake Lodging Trust	5	150
Colony Capital Inc. - Class A	41	220
Columbia Property Trust Inc.	10	233
Community Healthcare Trust Inc.	2	59
CoreCivic Inc.	10	203
CorePoint Lodging Inc.	4	43
Coresite Realty Corp.	3	352
Corporate Office Properties Trust	10	263
Cousins Properties Inc.	38	364
Crown Castle International Corp.	37	4,752
CubeSmart	17	530
Cushman & Wakefield Plc (a)	5	86
CyrusOne Inc.	9	496
DiamondRock Hospitality Co.	19	200
Digital Realty Trust Inc.	19	2,199
Douglas Emmett Inc.	15	587
Duke Realty Corp.	32	976
Easterly Government Properties Inc.	6	99
EastGroup Properties Inc.	3	361
Empire State Realty Trust Inc. - Class A	13	203
EPR Properties	7	507
Equinix Inc.	7	3,261
Equity Commonwealth	11	356
Equity Lifestyle Properties Inc.	8	869
Equity Residential Properties Inc.	33	2,485
Essential Properties Realty Trust Inc.	4	83
Essex Property Trust Inc.	6	1,712
eXp World Holdings Inc. (a) (b)	2	23
Extra Space Storage Inc.	11	1,156
Federal Realty Investment Trust	7	907
First Industrial Realty Trust Inc.	11	400
Five Point Holdings LLC - Class A (a)	5	34
Forestar Group Inc. (a)	1	19
Four Corners Property Trust Inc.	6	179
Franklin Street Properties Corp.	9	67
Front Yard Residential Corp.	5	44
FRP Holdings Inc. (a)	1	26
Gaming and Leisure Properties Inc.	18	705
Geo Group Inc.	11	208
Getty Realty Corp.	3	100
Gladstone Commercial Corp.	3	53
Global Net Lease Inc.	7	129
	Shares/Par[1]	Value ($)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5	124
HCP Inc.	42	1,319
Healthcare Realty Trust Inc.	11	356
Healthcare Trust of America Inc. - Class A	18	525
Hersha Hospitality Trust	3	57
HFF Inc. - Class A	3	159
Highwoods Properties Inc.	9	433
Hospitality Properties Trust	15	387
Host Hotels & Resorts Inc.	67	1,258
Howard Hughes Corp. (a)	4	403
Hudson Pacific Properties Inc.	14	482
Independence Realty Trust Inc.	8	89
Industrial Logistics Properties Trust	6	117
InfraREIT Inc.	4	82
Investors Real Estate Trust	1	60
Invitation Homes Inc.	31	744
Iron Mountain Inc.	24	860
iStar Inc.	6	52
JBG Smith Properties	10	425
Jones Lang LaSalle Inc.	4	632
Kennedy-Wilson Holdings Inc.	12	251
Kilroy Realty Corp.	9	688
Kimco Realty Corp.	38	700
Kite Realty Group Trust	7	117
Lamar Advertising Co. - Class A	8	606
Lexington Realty Trust	19	172
Liberty Property Trust	13	643
Life Storage Inc.	4	406
LTC Properties Inc.	4	162
Macerich Co.	9	410
Mack-Cali Realty Corp.	8	177
Marcus & Millichap Inc. (a)	2	68
Medical Properties Trust Inc.	33	607
MGM Growth Properties LLC - Class A	8	252
Mid-America Apartment Communities Inc.	10	1,109
Monmouth Real Estate Investment Corp. - Class A	8	101
National Health Investors Inc.	4	300
National Retail Properties Inc.	14	792
National Storage Affiliates Trust	5	147
New Senior Investment Group Inc.	7	38
Newmark Group Inc. - Class A	11	96
Nexpoint Residential Trust Inc.	2	63
NorthStar Realty Europe Corp.	4	72
Office Properties Income Trust	4	115
Omega Healthcare Investors Inc.	18	688
One Liberty Properties Inc.	1	40
Outfront Media Inc.	12	288
Paramount Group Inc.	19	274
Park Hotels & Resorts Inc.	18	555
Pebblebrook Hotel Trust	12	363
Pennsylvania REIT (b)	7	43
Physicians Realty Trust	17	310
Piedmont Office Realty Trust Inc. - Class A	11	235
PotlatchDeltic Corp.	6	215
Preferred Apartment Communities Inc.	4	53
ProLogis Inc.	56	4,054
PS Business Parks Inc.	2	291
Public Storage	14	3,060
QTS Realty Trust Inc. - Class A	5	206
Rayonier Inc.	11	361
RE/MAX Holdings Inc. - Class A	2	57
Realogy Holdings Corp. (b)	10	117
Realty Income Corp.	26	1,945
Redfin Corp. (a) (b)	4	89
Regency Centers Corp.	14	917
Retail Opportunity Investments Corp.	10	175
Retail Properties of America Inc. - Class A	20	238
Retail Value Inc.	1	42
Rexford Industrial Realty Inc.	8	300
RLJ Lodging Trust	16	278
RMR Group Inc. - Class A	1	35
RPT Realty	7	89
Ryman Hospitality Properties	4	336
Sabra Healthcare REIT Inc.	16	307

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Saul Centers Inc.	1	60
SBA Communications Corp. (a)	10	2,027
Senior Housing Properties Trust	21	248
Seritage Growth Properties - Class A (b)	3	138
Simon Property Group Inc.	28	5,044
SITE Centers Corp.	14	189
SL Green Realty Corp.	8	689
Spirit MTA REIT	3	22
Spirit Realty Capital Inc.	8	308
St. Joe Co. (a)	3	55
STAG Industrial Inc.	10	285
STORE Capital Corp.	17	569
Summit Hotel Properties Inc.	9	108
Sun Communities Inc.	8	912
Sunstone Hotel Investors Inc.	21	297
Tanger Factory Outlet Centers Inc.	8	175
Taubman Centers Inc.	6	292
Tejon Ranch Co. (a)	2	30
Terreno Realty Corp	5	219
Tier REIT Inc.	5	138
UDR Inc.	24	1,087
UMH Properties Inc.	3	44
Uniti Group Inc. (b)	15	169
Universal Health Realty Income Trust	1	91
Urban Edge Properties	10	193
Urstadt Biddle Properties Inc. - Class A	3	54
Ventas Inc.	32	2,038
Vereit Inc.	87	727
VICI Properties Inc.	36	795
Vornado Realty Trust	15	1,029
Washington Prime Group Inc.	17	93
Washington REIT	7	206
	Shares/Par[1]	Value ($)
Weingarten Realty Investors	11	321
Welltower Inc.	34	2,610
Weyerhaeuser Co.	67	1,768
Whitestone REIT	3	42
WP Carey Inc.	14	1,124
Xenia Hotels & Resorts Inc.	10	219
Total Common Stocks (cost $95,875)		103,345
INVESTMENT COMPANIES 0.0%
Fidelity MSCI Real Estate Index ETF	2	43
Total Investment Companies (cost $43)		43
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,800	1,800
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	438	438
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	45	45
Total Short Term Investments (cost $2,283)		2,283
Total Investments 101.6% (cost $98,201)		105,671
Other Assets and Liabilities, Net (1.6)%		(1,655)
Total Net Assets 100.0%		104,016

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini S&P Real Estate Select Sector	15	June 2019	639	—	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 98.2%
Communication Services 10.0%
Activision Blizzard Inc.	254	11,564
Alphabet Inc. - Class A (a)	101	118,528
Alphabet Inc. - Class C (a)	103	121,345
AT&T Inc.	2,451	76,857
CBS Corp. - Class B	117	5,545
CenturyLink Inc. (b)	318	3,816
Charter Communications Inc. - Class A (a) (b)	58	20,272
Comcast Corp. - Class A	1,519	60,733
Discovery Inc. - Class A (a) (b)	55	1,496
Discovery Inc. - Class C (a)	116	2,959
DISH Network Corp. - Class A (a)	76	2,405
Electronic Arts Inc. (a)	101	10,237
Facebook Inc. - Class A (a)	803	133,878
Fox Corp. - Class A (a) (b)	117	4,297
Fox Corp. - Class B (a)	54	1,922
Interpublic Group of Cos. Inc. (b)	129	2,701
Netflix Inc. (a)	147	52,373
News Corp. - Class A	117	1,456
News Corp. - Class B	38	472
Omnicom Group Inc. (b)	73	5,327
Take-Two Interactive Software Inc. (a)	39	3,692
TripAdvisor Inc. (a)	37	1,906
Twitter Inc. (a)	245	8,049
VeriSign Inc. (a)	35	6,424
Verizon Communications Inc.	1,390	82,203
Viacom Inc. - Class B	116	3,269
Walt Disney Co.	588	65,308
		809,034
Consumer Discretionary 10.0%
Advance Auto Parts Inc. (b)	24	4,169
Amazon.com Inc. (a)	139	247,152
Aptiv Plc (b)	87	6,882
AutoZone Inc. (a)	9	8,842
Best Buy Co. Inc.	79	5,643
Booking Holdings Inc. (a)	15	26,465
BorgWarner Inc. (b)	69	2,647
Capri Holdings Ltd. (a) (b)	47	2,169
Carmax Inc. (a) (b)	57	3,959
Carnival Plc	133	6,730
Chipotle Mexican Grill Inc. (a) (b)	8	5,889
D.R. Horton Inc. (b)	110	4,564
Darden Restaurants Inc.	41	4,946
Dollar General Corp.	88	10,453
Dollar Tree Inc. (a)	80	8,379
eBay Inc. (b)	291	10,791
Expedia Group Inc.	41	4,845
Foot Locker Inc. (b)	40	2,438
Ford Motor Co. (b)	1,310	11,501
Gap Inc. (b)	75	1,954
Garmin Ltd.	40	3,439
General Motors Co.	441	16,353
Genuine Parts Co. (b)	50	5,559
H&R Block Inc. (b)	70	1,684
HanesBrands Inc. (b)	123	2,198
Harley-Davidson Inc.	58	2,056
Hasbro Inc. (b)	37	3,171
Hilton Worldwide Holdings Inc. (b)	98	8,171
Home Depot Inc.	380	72,924
Kohl's Corp.	57	3,906
Leggett & Platt Inc. (b)	40	1,691
Lennar Corp. - Class A (b)	96	4,728
Limited Brands Inc.	76	2,093
LKQ Corp. (a)	105	2,977
Lowe's Cos. Inc.	270	29,570
Macy's Inc.	105	2,523
Marriott International Inc. - Class A (b)	95	11,921
Mattel Inc. (a) (b)	111	1,450
McDonald's Corp.	258	48,957
MGM Resorts International	169	4,327
Mohawk Industries Inc. (a) (b)	22	2,716
	Shares/Par[1]	Value ($)
Newell Brands Inc. (b)	145	2,219
Nike Inc. - Class B	426	35,853
Nordstrom Inc. (b)	36	1,604
Norwegian Cruise Line Holdings Ltd. (a)	70	3,863
O'Reilly Automotive Inc. (a)	27	10,361
Pulte Homes Inc. (b)	92	2,574
PVH Corp.	26	3,133
Ralph Lauren Corp. - Class A (b)	19	2,493
Ross Stores Inc.	124	11,569
Royal Caribbean Cruises Ltd.	57	6,549
Starbucks Corp.	417	30,986
Tapestry Inc. (b)	96	3,104
Target Corp. (b)	175	14,049
Tiffany & Co. (b)	36	3,790
TJX Cos. Inc.	417	22,205
Tractor Supply Co.	41	4,016
Ulta Beauty Inc. (a)	19	6,669
Under Armour Inc. - Class A (a) (b)	65	1,375
Under Armour Inc. - Class C (a)	65	1,236
VF Corp.	107	9,337
Whirlpool Corp.	22	2,928
Wynn Resorts Ltd.	32	3,844
Yum! Brands Inc.	103	10,306
		806,895
Consumer Staples 7.2%
Altria Group Inc.	627	35,986
Archer-Daniels-Midland Co.	183	7,892
Brown-Forman Corp. - Class B (b)	57	3,028
Campbell Soup Co.	60	2,290
Church & Dwight Co. Inc.	82	5,869
Clorox Co. (b)	43	6,952
Coca-Cola Co.	1,294	60,651
Colgate-Palmolive Co.	290	19,873
ConAgra Brands Inc. (b)	157	4,370
Constellation Brands Inc. - Class A (b)	55	9,669
Costco Wholesale Corp.	148	35,872
Coty Inc. - Class A (b)	144	1,661
Estee Lauder Cos. Inc. - Class A (b)	74	12,174
General Mills Inc. (b)	200	10,345
Hershey Co. (b)	47	5,415
Hormel Foods Corp. (b)	92	4,102
JM Smucker Co.	38	4,463
Kellogg Co. (b)	85	4,900
Kimberly-Clark Corp.	115	14,209
Kraft Heinz Foods Co. (b)	205	6,701
Kroger Co.	264	6,497
Lamb Weston Holdings Inc.	49	3,669
McCormick & Co. Inc.	41	6,148
Molson Coors Brewing Co. - Class B (b)	63	3,755
Mondelez International Inc. - Class A (b)	485	24,192
Monster Beverage Corp. (a)	135	7,350
PepsiCo Inc.	472	57,830
Philip Morris International Inc.	523	46,230
Procter & Gamble Co.	841	87,556
Sysco Corp.	157	10,502
Tyson Foods Inc. - Class A	96	6,656
Walgreens Boots Alliance Inc. (b)	269	17,004
Walmart Inc.	479	46,712
		580,523
Energy 5.3%
Anadarko Petroleum Corp.	169	7,687
Apache Corp. (b)	128	4,447
Baker Hughes a GE Co. LLC - Class A	167	4,624
Cabot Oil & Gas Corp.	143	3,723
Chevron Corp.	639	78,685
Cimarex Energy Co. (b)	31	2,186
Concho Resources Inc. (b)	66	7,331
ConocoPhillips Co.	385	25,664
Devon Energy Corp. (b)	149	4,691
Diamondback Energy Inc.	52	5,235
EOG Resources Inc. (b)	193	18,351
Exxon Mobil Corp.	1,425	115,179
Halliburton Co.	295	8,638
Helmerich & Payne Inc.	37	2,081

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hess Corp. (b)	85	5,094
HollyFrontier Corp. (b)	54	2,657
Kinder Morgan Inc. (b)	654	13,078
Marathon Oil Corp.	287	4,790
Marathon Petroleum Corp.	227	13,581
National Oilwell Varco Inc.	127	3,375
Noble Energy Inc. (b)	155	3,843
Occidental Petroleum Corp.	255	16,896
ONEOK Inc.	138	9,661
Phillips 66 (b)	141	13,426
Pioneer Natural Resources Co.	57	8,750
Schlumberger Ltd.	466	20,311
TechnipFMC Plc (b)	139	3,262
Valero Energy Corp.	141	12,006
Williams Cos. Inc.	400	11,476
		430,728
Financials 12.5%
Affiliated Managers Group Inc.	17	1,816
Aflac Inc.	254	12,705
Allstate Corp.	112	10,539
American Express Co.	235	25,647
American International Group Inc.	295	12,694
Ameriprise Financial Inc.	47	6,003
Aon Plc - Class A	80	13,698
Arthur J Gallagher & Co.	60	4,709
Assurant Inc.	18	1,671
Bank of America Corp.	3,025	83,449
Bank of New York Mellon Corp. (b) (c)	296	14,934
BB&T Corp.	256	11,911
Berkshire Hathaway Inc. - Class B (a)	654	131,434
BlackRock Inc.	40	17,315
Brighthouse Financial Inc. (a)	41	1,492
Capital One Financial Corp.	160	13,048
CBOE Global Markets Inc.	38	3,642
Charles Schwab Corp.	400	17,119
Chubb Ltd.	153	21,439
Cincinnati Financial Corp.	50	4,289
Citigroup Inc.	793	49,321
Citizens Financial Group Inc.	155	5,049
CME Group Inc.	120	19,685
Comerica Inc.	55	4,054
Discover Financial Services	111	7,877
E*TRADE Financial Corp.	83	3,865
Everest Re Group Ltd.	14	3,015
Fifth Third Bancorp	259	6,531
First Republic Bank (b)	55	5,497
Franklin Resources Inc. (b)	106	3,500
Goldman Sachs Group Inc.	115	22,145
Hartford Financial Services Group Inc.	121	6,003
Huntington Bancshares Inc. (b)	353	4,480
Intercontinental Exchange Inc.	190	14,480
Invesco Ltd. (b)	135	2,604
Jefferies Financial Group Inc.	89	1,679
JPMorgan Chase & Co.	1,102	111,603
KeyCorp	345	5,428
Lincoln National Corp. (b)	70	4,116
Loews Corp. (b)	92	4,393
M&T Bank Corp.	47	7,455
Marsh & McLennan Cos. Inc.	170	15,947
MetLife Inc.	323	13,740
Moody's Corp.	56	10,158
Morgan Stanley	439	18,516
MSCI Inc.	29	5,683
NASDAQ Inc. (b)	37	3,249
Northern Trust Corp.	74	6,659
People's United Financial Inc. (b)	129	2,113
PNC Financial Services Group Inc.	154	18,922
Principal Financial Group Inc.	90	4,531
Progressive Corp.	195	14,056
Prudential Financial Inc.	138	12,670
Raymond James Financial Inc.	44	3,577
Regions Financial Corp. (b)	344	4,862
S&P Global Inc.	84	17,645
State Street Corp.	125	8,243
	Shares/Par[1]	Value ($)
SunTrust Banks Inc. (b)	152	9,036
SVB Financial Group (a)	18	4,002
Synchrony Financial	226	7,207
T. Rowe Price Group Inc. (b)	82	8,170
Torchmark Corp.	36	2,984
Travelers Cos. Inc. (b)	89	12,165
U.S. Bancorp	506	24,408
Unum Group	75	2,541
Wells Fargo & Co.	1,380	66,680
Willis Towers Watson Plc (b)	43	7,504
Zions Bancorp (b)	67	3,063
		1,010,665
Health Care 14.3%
Abbott Laboratories	591	47,238
AbbVie Inc.	497	40,037
Abiomed Inc. (a)	15	4,297
Agilent Technologies Inc.	107	8,580
Alexion Pharmaceuticals Inc. (a)	75	10,097
Align Technology Inc. (a)	24	6,865
Allergan Plc	106	15,485
AmerisourceBergen Corp.	53	4,193
Amgen Inc.	210	39,823
Anthem Inc.	87	24,870
Baxter International Inc. (b)	161	13,059
Becton Dickinson & Co. (b)	90	22,596
Biogen Inc. (a)	67	15,773
Boston Scientific Corp. (a)	461	17,679
Bristol-Myers Squibb Co. (b)	549	26,200
Cardinal Health Inc.	104	5,008
Celgene Corp. (a)	236	22,281
Centene Corp. (a)	139	7,371
Cerner Corp. (a) (b)	107	6,110
Cigna Corp. (b)	127	20,364
Cooper Cos. Inc.	17	4,937
CVS Health Corp.	432	23,315
Danaher Corp.	211	27,874
DaVita Inc. (a)	42	2,293
Dentsply Sirona Inc. (b)	77	3,812
Edwards Lifesciences Corp. (a)	69	13,198
Eli Lilly & Co.	294	38,126
Gilead Sciences Inc.	431	28,025
HCA Inc.	89	11,649
Henry Schein Inc. (a) (b)	52	3,110
Hologic Inc. (a)	91	4,394
Humana Inc.	46	12,208
Idexx Laboratories Inc. (a)	29	6,581
Illumina Inc. (a)	49	15,215
Incyte Corp. (a)	60	5,137
Intuitive Surgical Inc. (a)	38	21,784
Iqvia Ltd. (a)	53	7,598
Johnson & Johnson	897	125,335
Laboratory Corp. of America Holdings (a)	35	5,307
McKesson Corp.	66	7,731
Medtronic Plc	449	40,882
Merck & Co. Inc.	869	72,301
Mettler-Toledo International Inc. (a)	9	6,265
Mylan NV (a)	167	4,730
Nektar Therapeutics (a) (b)	54	1,814
PerkinElmer Inc.	37	3,522
Perrigo Co. Plc (b)	40	1,945
Pfizer Inc.	1,872	79,492
Quest Diagnostics Inc. (b)	46	4,134
Regeneron Pharmaceuticals Inc. (a)	26	10,654
ResMed Inc.	48	5,023
Stryker Corp.	104	20,549
Teleflex Inc.	16	4,727
Thermo Fisher Scientific Inc.	135	37,069
UnitedHealth Group Inc.	323	79,835
Universal Health Services Inc. - Class B (b)	29	3,920
Varian Medical Systems Inc. (a)	30	4,304
Vertex Pharmaceuticals Inc. (a)	85	15,664
Waters Corp. (a)	24	6,092
WellCare Health Plans Inc. (a) (b)	16	4,442
Zimmer Biomet Holdings Inc.	68	8,687

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	159	15,996
		1,157,602
Industrials 9.2%
3M Co. (b)	194	40,282
Alaska Air Group Inc. (b)	41	2,314
Allegion Plc	31	2,799
American Airlines Group Inc. (b)	134	4,251
AMETEK Inc.	77	6,361
AO Smith Corp.	50	2,669
Arconic Inc. (b)	144	2,759
Boeing Co.	177	67,691
C.H. Robinson Worldwide Inc. (b)	47	4,078
Caterpillar Inc.	194	26,264
Cintas Corp. (b)	29	5,799
Copart Inc. (a)	69	4,202
CSX Corp.	261	19,548
Cummins Inc.	50	7,861
Deere & Co.	106	17,022
Delta Air Lines Inc.	212	10,938
Dover Corp. (b)	49	4,614
Eaton Corp. Plc	144	11,563
Emerson Electric Co.	207	14,169
Equifax Inc. (b)	41	4,848
Expeditors International of Washington Inc.	59	4,477
Fastenal Co. (b)	97	6,216
FedEx Corp.	81	14,651
Flowserve Corp.	45	2,035
Fluor Corp. (b)	48	1,770
Fortive Corp.	100	8,410
Fortune Brands Home & Security Inc. (b)	50	2,398
General Dynamics Corp. (b)	92	15,577
General Electric Co.	2,908	29,049
Harris Corp. (b)	38	6,143
Honeywell International Inc.	245	39,012
Huntington Ingalls Industries Inc.	14	2,912
Illinois Tool Works Inc. (b)	102	14,628
Ingersoll-Rand Plc	81	8,768
Jacobs Engineering Group Inc. (b)	41	3,084
JB Hunt Transport Services Inc. (b)	28	2,849
Johnson Controls International Plc	304	11,230
Kansas City Southern	35	4,041
L3 Technologies Inc.	26	5,367
Lockheed Martin Corp. (b)	82	24,742
Masco Corp.	105	4,133
Nielsen Holdings Plc	121	2,869
Norfolk Southern Corp.	90	16,849
Northrop Grumman Systems Corp. (b)	57	15,443
PACCAR Inc. (b)	119	8,084
Parker Hannifin Corp.	43	7,409
Pentair Plc	55	2,440
Quanta Services Inc. (b)	45	1,707
Raytheon Co.	94	17,182
Republic Services Inc. (b)	73	5,840
Robert Half International Inc.	41	2,654
Rockwell Automation Inc.	41	7,149
Rollins Inc. (b)	50	2,098
Roper Industries Inc.	35	11,836
Snap-On Inc. (b)	19	2,965
Southwest Airlines Co. (b)	171	8,860
Stanley Black & Decker Inc.	52	7,022
Textron Inc. (b)	82	4,172
TransDigm Group Inc. (a)	17	7,520
Union Pacific Corp.	243	40,693
United Continental Holdings Inc. (a) (b)	76	6,090
United Parcel Service Inc. - Class B	232	25,970
United Rentals Inc. (a)	27	3,037
United Technologies Corp.	271	34,970
Verisk Analytics Inc. (b)	54	7,224
Wabtec Corp. (b)	46	3,369
Waste Management Inc.	131	13,566
WW Grainger Inc.	15	4,545
Xylem Inc. (b)	60	4,741
		747,828
	Shares/Par[1]	Value ($)
Information Technology 20.8%
Accenture Plc - Class A	214	37,750
Adobe Inc. (a)	164	43,730
Advanced Micro Devices Inc. (a) (b)	296	7,550
Akamai Technologies Inc. (a)	57	4,069
Alliance Data Systems Corp. (b)	16	2,889
Amphenol Corp. - Class A	99	9,315
Analog Devices Inc.	124	13,106
Ansys Inc. (a)	28	5,206
Apple Inc. (b)	1,507	286,271
Applied Materials Inc.	320	12,695
Arista Networks Inc. (a) (b)	17	5,339
Autodesk Inc. (a)	74	11,470
Automatic Data Processing Inc.	146	23,376
Broadcom Inc.	134	40,162
Broadridge Financial Solutions Inc.	38	3,925
Cadence Design Systems Inc. (a)	95	6,047
Cisco Systems Inc.	1,483	80,047
Citrix Systems Inc. (b)	43	4,337
Cognizant Technology Solutions Corp. - Class A	192	13,939
Corning Inc.	272	8,989
DXC Technology Co.	93	5,987
F5 Networks Inc. (a) (b)	19	3,035
Fidelity National Information Services Inc.	109	12,288
Fiserv Inc. (a)	134	11,859
FleetCor Technologies Inc. (a)	29	7,160
FLIR Systems Inc.	43	2,038
Fortinet Inc. (a)	48	4,074
Gartner Inc. (a) (b)	31	4,660
Global Payments Inc.	54	7,405
Hewlett Packard Enterprise Co.	465	7,170
HP Inc. (b)	524	10,179
IHS Markit Ltd. (a) (b)	120	6,527
Intel Corp.	1,514	81,324
International Business Machines Corp.	300	42,286
Intuit Inc.	87	22,681
IPG Photonics Corp. (a) (b)	13	1,942
Jack Henry & Associates Inc.	26	3,635
Juniper Networks Inc.	118	3,131
Keysight Technologies Inc. (a) (b)	63	5,514
KLA-Tencor Corp. (b)	55	6,621
Lam Research Corp.	51	9,214
Mastercard Inc. - Class A	303	71,357
Maxim Integrated Products Inc. (b)	93	4,925
Microchip Technology Inc. (b)	80	6,602
Micron Technology Inc. (a)	374	15,476
Microsoft Corp.	2,584	304,735
Motorola Solutions Inc.	55	7,736
NetApp Inc. (b)	83	5,777
Nvidia Corp. (b)	204	36,617
Oracle Corp.	860	46,182
Paychex Inc. (b)	108	8,654
PayPal Holdings Inc. (a)	394	40,865
Qorvo Inc. (a)	41	2,958
QUALCOMM Inc.	407	23,217
Red Hat Inc. (a)	59	10,856
Salesforce.com Inc. (a)	257	40,762
Seagate Technology (b)	87	4,150
Skyworks Solutions Inc.	59	4,833
Symantec Corp.	209	4,808
Synopsys Inc. (a)	49	5,693
TE Connectivity Ltd.	115	9,277
Texas Instruments Inc. (b)	316	33,535
Total System Services Inc.	55	5,264
Visa Inc. - Class A (b)	590	92,155
Western Digital Corp. (b)	97	4,639
Western Union Co. (b)	157	2,900
Xerox Corp.	73	2,336
Xilinx Inc.	85	10,764
		1,686,015
Materials 2.6%
Air Products & Chemicals Inc.	73	13,991
Albemarle Corp. (b)	38	3,091
Avery Dennison Corp.	30	3,410

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ball Corp.	112	6,476
Celanese Corp. - Class A	45	4,404
CF Industries Holdings Inc.	79	3,215
DowDuPont Inc.	759	40,480
Eastman Chemical Co.	47	3,533
Ecolab Inc.	85	15,047
FMC Corp.	44	3,362
Freeport-McMoRan Inc. - Class B (b)	478	6,157
International Flavors & Fragrances Inc. (b)	34	4,382
International Paper Co. (b)	139	6,432
Linde Plc	185	32,608
LyondellBasell Industries NV - Class A	103	8,625
Martin Marietta Materials Inc. (b)	21	4,237
Mosaic Co.	117	3,196
Newmont Mining Corp.	180	6,423
Nucor Corp.	103	6,012
Packaging Corp. of America (b)	32	3,188
PPG Industries Inc.	82	9,203
Sealed Air Corp. (b)	50	2,288
Sherwin-Williams Co.	27	11,640
Vulcan Materials Co. (b)	45	5,290
WestRock Co.	82	3,151
		209,841
Real Estate 3.0%
Alexandria Real Estate Equities Inc.	38	5,385
American Tower Corp.	148	29,240
Apartment Investment & Management Co. - Class A (b)	54	2,714
AvalonBay Communities Inc.	46	9,327
Boston Properties Inc.	52	6,962
CBRE Group Inc. - Class A (a)	104	5,154
Crown Castle International Corp.	139	17,736
Digital Realty Trust Inc. (b)	69	8,204
Duke Realty Corp.	121	3,698
Equinix Inc.	28	12,681
Equity Residential Properties Inc. (b)	124	9,351
Essex Property Trust Inc. (b)	22	6,353
Extra Space Storage Inc. (b)	43	4,350
Federal Realty Investment Trust	25	3,493
HCP Inc.	158	4,950
Host Hotels & Resorts Inc.	247	4,676
Iron Mountain Inc. (b)	96	3,408
Kimco Realty Corp. (b)	139	2,576
Macerich Co. (b)	33	1,447
Mid-America Apartment Communities Inc.	39	4,237
ProLogis Inc.	212	15,249
Public Storage (b)	51	11,010
Realty Income Corp. (b)	102	7,498
Regency Centers Corp.	56	3,759
SBA Communications Corp. (a)	39	7,737
Simon Property Group Inc.	103	18,802
SL Green Realty Corp. (b)	28	2,497
UDR Inc. (b)	90	4,110
Ventas Inc.	120	7,653
Vornado Realty Trust	58	3,922
Welltower Inc. (b)	130	10,069
Weyerhaeuser Co.	248	6,521
		244,769
Utilities 3.3%
AES Corp.	224	4,043
	Shares/Par[1]	Value ($)
Alliant Energy Corp. (b)	77	3,636
Ameren Corp.	81	5,968
American Electric Power Co. Inc.	165	13,815
American Water Works Co. Inc. (b)	60	6,219
Atmos Energy Corp.	40	4,087
CenterPoint Energy Inc. (b)	166	5,083
CMS Energy Corp. (b)	94	5,196
Consolidated Edison Inc. (b)	108	9,148
Dominion Energy Inc. (b)	268	20,575
DTE Energy Co.	61	7,563
Duke Energy Corp.	244	21,993
Edison International (b)	110	6,825
Entergy Corp.	64	6,084
Evergy Inc.	86	4,991
Eversource Energy (b)	107	7,597
Exelon Corp.	323	16,178
FirstEnergy Corp. (b)	169	7,034
NextEra Energy Inc.	160	30,888
NiSource Inc. (b)	125	3,578
NRG Energy Inc. (b)	100	4,251
Pinnacle West Capital Corp. (b)	38	3,622
PPL Corp.	242	7,688
Public Service Enterprise Group Inc. (b)	171	10,169
Sempra Energy (b)	92	11,596
Southern Co. (b)	344	17,776
WEC Energy Group Inc. (b)	107	8,433
Xcel Energy Inc. (b)	171	9,642
		263,678
Total Common Stocks (cost $5,477,080)		7,947,578
SHORT TERM INVESTMENTS 4.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	132,044	132,044
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	13,611	13,611
Repurchase Agreement with CIT, 2.92% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 07/01/19 at $172,749	165,000	165,000
Repurchase Agreement with MSC, 2.85% (Collateralized by various publicly traded equities with a value of $82,506) acquired on 3/22/19, due 07/01/19 at $75,600	75,000	75,000
		253,611
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	6,855	6,825
Total Short Term Investments (cost $392,480)		392,480
Total Investments 103.0% (cost $5,869,560)		8,340,058
Other Derivative Instruments 0.0%		894
Other Assets and Liabilities, Net (3.0)%		(246,583)
Total Net Assets 100.0%		8,094,369

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	14,241	147	495	86	223	818	14,934	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Mellon Capital S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,056	June 2019	147,973	894	1,863

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.6%
Communication Services 9.9%
Activision Blizzard Inc.	1	62
Alphabet Inc. - Class A (a)	1	630
Alphabet Inc. - Class C (a)	1	644
AT&T Inc.	13	409
CBS Corp. - Class B	1	29
CenturyLink Inc.	2	21
Charter Communications Inc. - Class A (a)	—	107
Comcast Corp. - Class A	8	323
Discovery Inc. - Class A (a) (b)	—	8
Discovery Inc. - Class C (a)	1	16
DISH Network Corp. - Class A (a)	—	12
Electronic Arts Inc. (a)	1	54
Facebook Inc. - Class A (a)	4	711
Fox Corp. - Class A (a)	1	24
Fox Corp. - Class B (a)	—	10
Interpublic Group of Cos. Inc.	1	15
Netflix Inc. (a)	1	279
News Corp. - Class A	1	8
News Corp. - Class B	—	3
Omnicom Group Inc.	—	29
Take-Two Interactive Software Inc. (a)	—	18
TripAdvisor Inc. (a)	—	9
Twitter Inc. (a)	1	43
VeriSign Inc. (a)	—	34
Verizon Communications Inc.	7	437
Viacom Inc. - Class B	1	17
Walt Disney Co.	3	347
		4,299
Consumer Discretionary 9.9%
Advance Auto Parts Inc.	—	21
Amazon.com Inc. (a)	1	1,312
Aptiv Plc	1	36
AutoZone Inc. (a)	—	47
Best Buy Co. Inc.	—	30
Booking Holdings Inc. (a)	—	140
BorgWarner Inc.	—	14
Capri Holdings Ltd. (a)	—	12
Carmax Inc. (a)	—	22
Carnival Plc	1	36
Chipotle Mexican Grill Inc. (a)	—	31
D.R. Horton Inc.	1	25
Darden Restaurants Inc.	—	26
Dollar General Corp.	1	57
Dollar Tree Inc. (a)	—	45
eBay Inc.	2	56
Expedia Group Inc.	—	25
Foot Locker Inc.	—	13
Ford Motor Co.	7	62
Gap Inc.	—	10
Garmin Ltd.	—	19
General Motors Co.	2	87
Genuine Parts Co.	—	29
H&R Block Inc.	—	8
HanesBrands Inc.	1	11
Harley-Davidson Inc.	—	10
Hasbro Inc.	—	17
Hilton Worldwide Holdings Inc.	1	43
Home Depot Inc.	2	388
Kohl's Corp.	—	20
Leggett & Platt Inc.	—	9
Lennar Corp. - Class A	1	26
Limited Brands Inc.	—	11
LKQ Corp. (a)	1	16
Lowe's Cos. Inc.	1	156
Macy's Inc.	1	13
Marriott International Inc. - Class A	1	63
Mattel Inc. (a) (b)	1	8
McDonald's Corp.	1	260
MGM Resorts International	1	23
Mohawk Industries Inc. (a)	—	14
	Shares/Par[1]	Value ($)
Newell Brands Inc.	1	11
Nike Inc. - Class B	2	190
Nordstrom Inc.	—	8
Norwegian Cruise Line Holdings Ltd. (a)	—	20
O'Reilly Automotive Inc. (a)	—	55
Pulte Homes Inc.	1	13
PVH Corp.	—	16
Ralph Lauren Corp. - Class A	—	12
Ross Stores Inc.	1	61
Royal Caribbean Cruises Ltd.	—	34
Starbucks Corp.	2	164
Tapestry Inc.	1	17
Target Corp.	1	75
Tiffany & Co.	—	21
TJX Cos. Inc.	2	117
Tractor Supply Co.	—	21
Ulta Beauty Inc. (a)	—	35
Under Armour Inc. - Class A (a)	—	7
Under Armour Inc. - Class C (a)	—	7
VF Corp.	1	51
Whirlpool Corp.	—	15
Wynn Resorts Ltd.	—	21
Yum! Brands Inc.	1	54
		4,276
Consumer Staples 7.2%
Altria Group Inc.	3	193
Archer-Daniels-Midland Co.	1	44
Brown-Forman Corp. - Class B	—	15
Campbell Soup Co.	—	13
Church & Dwight Co. Inc.	—	31
Clorox Co.	—	37
Coca-Cola Co.	7	323
Colgate-Palmolive Co.	2	106
ConAgra Brands Inc.	1	25
Constellation Brands Inc. - Class A	—	53
Costco Wholesale Corp.	1	191
Coty Inc. - Class A (b)	1	9
Estee Lauder Cos. Inc. - Class A	—	64
General Mills Inc.	1	56
Hershey Co.	—	29
Hormel Foods Corp.	1	22
JM Smucker Co.	—	24
Kellogg Co.	1	26
Kimberly-Clark Corp.	1	76
Kraft Heinz Foods Co.	1	36
Kroger Co.	2	36
Lamb Weston Holdings Inc.	—	19
McCormick & Co. Inc.	—	32
Molson Coors Brewing Co. - Class B	—	19
Mondelez International Inc. - Class A	3	128
Monster Beverage Corp. (a)	1	38
PepsiCo Inc.	3	308
Philip Morris International Inc.	3	246
Procter & Gamble Co.	5	466
Sysco Corp.	1	56
Tyson Foods Inc. - Class A	1	37
Walgreens Boots Alliance Inc.	1	90
Walmart Inc.	3	249
		3,097
Energy 5.3%
Anadarko Petroleum Corp.	1	40
Apache Corp.	1	24
Baker Hughes a GE Co. LLC - Class A	1	25
Cabot Oil & Gas Corp.	1	19
Chevron Corp.	3	419
Cimarex Energy Co.	—	13
Concho Resources Inc.	—	40
ConocoPhillips Co.	2	135
Devon Energy Corp.	1	25
Diamondback Energy Inc.	—	28
EOG Resources Inc.	1	98
Exxon Mobil Corp.	8	612
Halliburton Co.	2	45
Helmerich & Payne Inc.	—	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hess Corp.	1	28
HollyFrontier Corp.	—	14
Kinder Morgan Inc.	4	70
Marathon Oil Corp.	1	24
Marathon Petroleum Corp.	1	71
National Oilwell Varco Inc.	1	18
Noble Energy Inc.	1	22
Occidental Petroleum Corp.	1	88
ONEOK Inc.	1	52
Phillips 66	1	72
Pioneer Natural Resources Co.	—	46
Schlumberger Ltd.	3	108
TechnipFMC Plc	1	18
Valero Energy Corp.	1	63
Williams Cos. Inc.	2	62
		2,290
Financials 12.4%
Affiliated Managers Group Inc.	—	9
Aflac Inc.	1	67
Allstate Corp.	1	55
American Express Co.	1	135
American International Group Inc.	2	68
Ameriprise Financial Inc.	—	30
Aon Plc - Class A	—	73
Arthur J Gallagher & Co.	—	26
Assurant Inc.	—	11
Bank of America Corp.	16	443
Bank of New York Mellon Corp. (c)	2	80
BB&T Corp.	1	64
Berkshire Hathaway Inc. - Class B (a)	4	698
BlackRock Inc.	—	93
Brighthouse Financial Inc. (a)	—	7
Capital One Financial Corp.	1	69
CBOE Global Markets Inc.	—	20
Charles Schwab Corp.	2	90
Chubb Ltd.	1	114
Cincinnati Financial Corp.	—	24
Citigroup Inc.	4	262
Citizens Financial Group Inc.	1	27
CME Group Inc.	1	105
Comerica Inc.	—	21
Discover Financial Services	1	42
E*TRADE Financial Corp.	—	21
Everest Re Group Ltd.	—	15
Fifth Third Bancorp	1	34
First Republic Bank	—	29
Franklin Resources Inc.	1	17
Goldman Sachs Group Inc.	1	117
Hartford Financial Services Group Inc.	1	31
Huntington Bancshares Inc.	2	24
Intercontinental Exchange Inc.	1	77
Invesco Ltd.	1	13
Jefferies Financial Group Inc.	1	9
JPMorgan Chase & Co.	6	593
KeyCorp	2	29
Lincoln National Corp.	—	22
Loews Corp.	1	24
M&T Bank Corp.	—	38
Marsh & McLennan Cos. Inc.	1	85
MetLife Inc.	2	72
Moody's Corp.	—	55
Morgan Stanley	2	99
MSCI Inc.	—	30
NASDAQ Inc.	—	18
Northern Trust Corp.	—	35
People's United Financial Inc.	1	11
PNC Financial Services Group Inc.	1	99
Principal Financial Group Inc.	1	24
Progressive Corp.	1	75
Prudential Financial Inc.	1	68
Raymond James Financial Inc.	—	17
Regions Financial Corp.	2	26
S&P Global Inc.	—	93
State Street Corp.	1	44
	Shares/Par[1]	Value ($)
SunTrust Banks Inc.	1	47
SVB Financial Group (a)	—	21
Synchrony Financial	1	37
T. Rowe Price Group Inc.	—	43
Torchmark Corp.	—	15
Travelers Cos. Inc.	1	64
U.S. Bancorp	3	129
Unum Group	—	13
Wells Fargo & Co.	7	354
Willis Towers Watson Plc	—	41
Zions Bancorp	—	16
		5,357
Health Care 14.2%
Abbott Laboratories	3	251
AbbVie Inc.	3	213
Abiomed Inc. (a)	—	23
Agilent Technologies Inc.	1	46
Alexion Pharmaceuticals Inc. (a)	—	54
Align Technology Inc. (a)	—	37
Allergan Plc	1	82
AmerisourceBergen Corp.	—	22
Amgen Inc.	1	212
Anthem Inc.	1	131
Baxter International Inc.	1	68
Becton Dickinson & Co.	1	120
Biogen Inc. (a)	—	83
Boston Scientific Corp. (a)	3	95
Bristol-Myers Squibb Co.	3	139
Cardinal Health Inc.	1	25
Celgene Corp. (a)	1	118
Centene Corp. (a)	1	39
Cerner Corp. (a)	1	33
Cigna Corp.	1	109
Cooper Cos. Inc.	—	26
CVS Health Corp.	2	125
Danaher Corp.	1	147
DaVita Inc. (a)	—	13
Dentsply Sirona Inc.	—	19
Edwards Lifesciences Corp. (a)	—	70
Eli Lilly & Co.	2	201
Gilead Sciences Inc.	2	147
HCA Inc.	1	62
Henry Schein Inc. (a)	—	16
Hologic Inc. (a)	1	23
Humana Inc.	—	64
Idexx Laboratories Inc. (a)	—	34
Illumina Inc. (a)	—	81
Incyte Corp. (a)	—	27
Intuitive Surgical Inc. (a)	—	116
Iqvia Ltd. (a)	—	41
Johnson & Johnson	5	666
Laboratory Corp. of America Holdings (a)	—	28
McKesson Corp.	—	40
Medtronic Plc	2	219
Merck & Co. Inc.	5	384
Mettler-Toledo International Inc. (a)	—	33
Mylan NV (a)	1	26
Nektar Therapeutics (a)	—	10
PerkinElmer Inc.	—	19
Perrigo Co. Plc	—	11
Pfizer Inc.	10	422
Quest Diagnostics Inc.	—	21
Regeneron Pharmaceuticals Inc. (a)	—	58
ResMed Inc.	—	26
Stryker Corp.	1	109
Teleflex Inc.	—	25
Thermo Fisher Scientific Inc.	1	196
UnitedHealth Group Inc.	2	425
Universal Health Services Inc. - Class B	—	19
Varian Medical Systems Inc. (a)	—	23
Vertex Pharmaceuticals Inc. (a)	1	84
Waters Corp. (a)	—	32
WellCare Health Plans Inc. (a)	—	25
Zimmer Biomet Holdings Inc.	—	47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	1	86
		6,146
Industrials 9.2%
3M Co.	1	214
Alaska Air Group Inc.	—	12
Allegion Plc	—	15
American Airlines Group Inc.	1	22
AMETEK Inc.	—	33
AO Smith Corp.	—	14
Arconic Inc.	1	15
Boeing Co.	1	359
C.H. Robinson Worldwide Inc.	—	21
Caterpillar Inc.	1	139
Cintas Corp.	—	31
Copart Inc. (a)	—	21
CSX Corp.	1	104
Cummins Inc.	—	41
Deere & Co.	1	91
Delta Air Lines Inc.	1	57
Dover Corp.	—	24
Eaton Corp. Plc	1	60
Emerson Electric Co.	1	76
Equifax Inc.	—	26
Expeditors International of Washington Inc.	—	22
Fastenal Co.	1	33
FedEx Corp.	—	79
Flowserve Corp.	—	11
Fluor Corp.	—	9
Fortive Corp.	1	44
Fortune Brands Home & Security Inc.	—	12
General Dynamics Corp.	1	83
General Electric Co.	16	155
Harris Corp.	—	33
Honeywell International Inc.	1	208
Huntington Ingalls Industries Inc.	—	15
Illinois Tool Works Inc.	1	77
Ingersoll-Rand Plc	—	46
Jacobs Engineering Group Inc.	—	15
JB Hunt Transport Services Inc.	—	16
Johnson Controls International Plc	2	61
Kansas City Southern	—	21
L3 Technologies Inc.	—	29
Lockheed Martin Corp.	—	131
Masco Corp.	1	20
Nielsen Holdings Plc	1	15
Norfolk Southern Corp.	1	90
Northrop Grumman Systems Corp.	—	82
PACCAR Inc.	1	42
Parker Hannifin Corp.	—	39
Pentair Plc	—	12
Quanta Services Inc.	—	9
Raytheon Co.	1	92
Republic Services Inc.	—	31
Robert Half International Inc.	—	14
Rockwell Automation Inc.	—	37
Rollins Inc.	—	11
Roper Industries Inc.	—	63
Snap-On Inc.	—	15
Southwest Airlines Co.	1	46
Stanley Black & Decker Inc.	—	36
Textron Inc.	—	21
TransDigm Group Inc. (a)	—	39
Union Pacific Corp.	1	217
United Continental Holdings Inc. (a)	—	32
United Parcel Service Inc. - Class B	1	138
United Rentals Inc. (a)	—	16
United Technologies Corp.	2	187
Verisk Analytics Inc.	—	38
Wabtec Corp.	—	19
Waste Management Inc.	1	73
WW Grainger Inc.	—	24
Xylem Inc.	—	26
		3,959
	Shares/Par[1]	Value ($)
Information Technology 20.7%
Accenture Plc - Class A	1	200
Adobe Inc. (a)	1	233
Advanced Micro Devices Inc. (a)	2	41
Akamai Technologies Inc. (a)	—	21
Alliance Data Systems Corp.	—	15
Amphenol Corp. - Class A	1	50
Analog Devices Inc.	1	69
Ansys Inc. (a)	—	27
Apple Inc.	8	1,520
Applied Materials Inc.	2	66
Arista Networks Inc. (a)	—	29
Autodesk Inc. (a)	—	61
Automatic Data Processing Inc.	1	124
Broadcom Inc.	1	214
Broadridge Financial Solutions Inc.	—	21
Cadence Design Systems Inc. (a)	1	32
Cisco Systems Inc.	8	425
Citrix Systems Inc.	—	23
Cognizant Technology Solutions Corp. - Class A	1	74
Corning Inc.	1	46
DXC Technology Co.	1	31
F5 Networks Inc. (a)	—	16
Fidelity National Information Services Inc.	1	65
Fiserv Inc. (a)	1	62
FleetCor Technologies Inc. (a)	—	38
FLIR Systems Inc.	—	11
Fortinet Inc. (a)	—	21
Gartner Inc. (a)	—	25
Global Payments Inc.	—	38
Hewlett Packard Enterprise Co.	3	38
HP Inc.	3	53
IHS Markit Ltd. (a)	1	36
Intel Corp.	8	432
International Business Machines Corp.	2	225
Intuit Inc.	1	121
IPG Photonics Corp. (a)	—	10
Jack Henry & Associates Inc.	—	19
Juniper Networks Inc.	1	16
Keysight Technologies Inc. (a)	—	29
KLA-Tencor Corp.	—	35
Lam Research Corp.	—	50
Mastercard Inc. - Class A	2	380
Maxim Integrated Products Inc.	1	25
Microchip Technology Inc. (b)	—	35
Micron Technology Inc. (a)	2	83
Microsoft Corp.	14	1,617
Motorola Solutions Inc.	—	40
NetApp Inc.	—	31
Nvidia Corp.	1	195
Oracle Corp.	5	245
Paychex Inc.	1	46
PayPal Holdings Inc. (a)	2	218
Qorvo Inc. (a)	—	16
QUALCOMM Inc.	2	123
Red Hat Inc. (a)	—	58
Salesforce.com Inc. (a)	1	217
Seagate Technology	1	22
Skyworks Solutions Inc.	—	26
Symantec Corp.	1	26
Synopsys Inc. (a)	—	30
TE Connectivity Ltd.	1	48
Texas Instruments Inc.	2	177
Total System Services Inc.	—	28
Visa Inc. - Class A	3	489
Western Digital Corp.	1	25
Western Union Co.	1	15
Xerox Corp.	—	11
Xilinx Inc.	1	57
		8,945
Materials 2.6%
Air Products & Chemicals Inc.	—	75
Albemarle Corp.	—	15
Avery Dennison Corp.	—	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ball Corp.	1	35
Celanese Corp. - Class A	—	22
CF Industries Holdings Inc.	—	16
DowDuPont Inc.	4	215
Eastman Chemical Co.	—	19
Ecolab Inc.	1	80
FMC Corp.	—	19
Freeport-McMoRan Inc. - Class B	3	34
International Flavors & Fragrances Inc.	—	23
International Paper Co.	1	33
Linde Plc	1	174
LyondellBasell Industries NV - Class A	1	45
Martin Marietta Materials Inc.	—	23
Mosaic Co.	1	17
Newmont Mining Corp.	1	34
Nucor Corp.	1	32
Packaging Corp. of America	—	17
PPG Industries Inc.	—	47
Sealed Air Corp.	—	13
Sherwin-Williams Co.	—	63
Vulcan Materials Co.	—	28
WestRock Co.	—	17
		1,113
Real Estate 3.0%
Alexandria Real Estate Equities Inc.	—	28
American Tower Corp.	1	154
Apartment Investment & Management Co. - Class A	—	14
AvalonBay Communities Inc.	—	50
Boston Properties Inc.	—	38
CBRE Group Inc. - Class A (a)	1	27
Crown Castle International Corp.	1	95
Digital Realty Trust Inc.	—	44
Duke Realty Corp.	1	19
Equinix Inc.	—	68
Equity Residential Properties Inc.	1	50
Essex Property Trust Inc.	—	34
Extra Space Storage Inc.	—	23
Federal Realty Investment Trust	—	18
HCP Inc.	1	26
Host Hotels & Resorts Inc.	1	24
Iron Mountain Inc.	1	18
Kimco Realty Corp.	1	14
Macerich Co.	—	8
Mid-America Apartment Communities Inc.	—	23
ProLogis Inc.	1	81
Public Storage	—	59
Realty Income Corp.	1	40
Regency Centers Corp.	—	20
SBA Communications Corp. (a)	—	39
Simon Property Group Inc.	1	100
SL Green Realty Corp.	—	13
UDR Inc.	1	23
Ventas Inc.	1	41
Vornado Realty Trust	—	20
Welltower Inc.	1	54
Weyerhaeuser Co.	1	35
		1,300
	Shares/Par[1]	Value ($)
Utilities 3.2%
AES Corp.	1	21
Alliant Energy Corp.	—	21
Ameren Corp.	—	32
American Electric Power Co. Inc.	1	74
American Water Works Co. Inc.	—	34
Atmos Energy Corp.	—	22
CenterPoint Energy Inc.	1	28
CMS Energy Corp.	1	28
Consolidated Edison Inc.	1	49
Dominion Energy Inc.	1	109
DTE Energy Co.	—	40
Duke Energy Corp.	1	116
Edison International	1	37
Entergy Corp.	—	32
Evergy Inc.	—	26
Eversource Energy	1	40
Exelon Corp.	2	87
FirstEnergy Corp.	1	37
NextEra Energy Inc.	1	164
NiSource Inc.	1	19
NRG Energy Inc.	1	21
Pinnacle West Capital Corp.	—	20
PPL Corp.	1	41
Public Service Enterprise Group Inc.	1	54
Sempra Energy	1	62
Southern Co.	2	95
WEC Energy Group Inc.	1	45
Xcel Energy Inc.	1	52
		1,406
Total Common Stocks (cost $40,849)		42,188
INVESTMENT COMPANIES 1.2%
iShares Core S&P 500 ETF	2	499
Total Investment Companies (cost $497)		499
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	684	684
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	1	1
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	20	20
Total Short Term Investments (cost $705)		705
Total Investments 100.4% (cost $42,051)		43,392
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.4)%		(175)
Total Net Assets 100.0%		43,220

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	56	22	2	—	—	4	80	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3	June 2019	420	3	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 99.0%
Communication Services 2.5%
AMC Networks Inc. - Class A (a)	81	4,575
Cable One Inc.	9	8,660
Cars.com Inc. (a)	112	2,546
Cinemark Holdings Inc.	189	7,560
John Wiley & Sons Inc. - Class A	80	3,530
Live Nation Inc. (a)	246	15,610
Meredith Corp. (b)	72	3,959
New York Times Co. - Class A (b)	251	8,251
Tegna Inc.	386	5,447
Telephone & Data Systems Inc.	165	5,083
World Wrestling Entertainment Inc. - Class A	77	6,703
Yelp Inc. - Class A (a)	135	4,654
		76,578
Consumer Discretionary 11.8%
Aaron's Inc.	120	6,310
Adient Plc	155	2,011
Adtalem Global Education Inc. (a)	105	4,872
American Eagle Outfitters Inc.	302	6,691
AutoNation Inc. (a)	102	3,661
Bed Bath & Beyond Inc. (b)	245	4,161
Boyd Gaming Corp.	143	3,911
Brinker International Inc.	67	2,973
Brunswick Corp.	155	7,812
Caesars Entertainment Corp. (a) (b)	1,042	9,052
Carter's Inc.	81	8,195
Cheesecake Factory Inc. (b)	74	3,626
Churchill Downs Inc.	64	5,793
Cracker Barrel Old Country Store Inc. (b)	43	6,952
Dana Holding Corp.	258	4,572
Deckers Outdoor Corp. (a)	52	7,660
Delphi Technologies Plc	160	3,072
Dick's Sporting Goods Inc.	131	4,805
Dillard's Inc. - Class A (b)	33	2,360
Domino's Pizza Inc.	73	18,906
Dunkin' Brands Group Inc.	148	11,087
Eldorado Resorts Inc. (a) (b)	116	5,405
Five Below Inc. (a)	99	12,309
Gentex Corp.	463	9,568
Goodyear Tire & Rubber Co.	414	7,518
Graham Holdings Co.	8	5,287
Helen of Troy Ltd. (a)	46	5,300
International Speedway Corp. - Class A	43	1,883
Jack in the Box Inc.	46	3,693
KB Home	155	3,747
Marriott Vacations Worldwide Corp.	70	6,568
Michaels Cos. Inc. (a)	159	1,820
Murphy USA Inc. (a)	53	4,574
NVR Inc. (a)	6	16,787
Ollie's Bargain Outlet Holdings Inc. (a)	92	7,826
Papa John's International Inc. (b)	39	2,067
Penn National Gaming Inc. (a)	193	3,872
Polaris Industries Inc.	103	8,729
Pool Corp.	70	11,601
Sally Beauty Holdings Inc. (a) (b)	216	3,970
Scientific Games Corp. - Class A (a) (b)	97	1,976
Service Corp. International	321	12,905
Signet Jewelers Ltd.	93	2,517
Six Flags Entertainment Corp.	128	6,296
Skechers U.S.A. Inc. - Class A (a)	238	7,989
Sotheby's (a)	62	2,330
Tempur Sealy International Inc. (a)	82	4,705
Texas Roadhouse Inc.	119	7,405
Thor Industries Inc.	93	5,819
Toll Brothers Inc.	241	8,725
TRI Pointe Homes Inc. (a)	252	3,183
Tupperware Brands Corp.	88	2,245
Urban Outfitters Inc. (a)	135	4,008
Visteon Corp. (a) (b)	52	3,470
Weight Watchers International Inc. (a)	69	1,385
Wendy's Co.	325	5,810
	Shares/Par[1]	Value ($)
Williams-Sonoma Inc. (b)	143	8,021
Wyndham Destinations Inc.	169	6,829
Wyndham Hotels & Resorts Inc.	176	8,784
		355,408
Consumer Staples 2.8%
Boston Beer Co. Inc. - Class A (a)	15	4,518
Casey's General Stores Inc.	65	8,380
Edgewell Personal Care Co. (a)	96	4,229
Energizer Holdings Inc.	113	5,096
Flowers Foods Inc.	328	7,003
Hain Celestial Group Inc. (a) (b)	160	3,695
Ingredion Inc.	120	11,370
Lancaster Colony Corp.	35	5,481
Nu Skin Enterprises Inc. - Class A	98	4,705
Post Holdings Inc. (a)	118	12,960
Sanderson Farms Inc. (b)	35	4,590
Sprouts Farmers Market Inc. (a)	222	4,773
Tootsie Roll Industries Inc. (b)	34	1,283
TreeHouse Foods Inc. (a)	100	6,433
		84,516
Energy 3.8%
Apergy Corp. (a)	138	5,657
Callon Petroleum Co. (a) (b)	399	3,013
Chesapeake Energy Corp. (a) (b)	1,873	5,806
CNX Resources Corp. (a)	360	3,881
Core Laboratories NV (b)	79	5,427
Ensco Plc - Class A (b)	770	3,026
EQT Corp.	455	9,437
Equitrans Midstream Corp.	365	7,943
Matador Resources Co. (a) (b)	185	3,569
McDermott International Inc. (a)	319	2,371
Murphy Oil Corp.	289	8,475
Oasis Petroleum Inc. (a)	477	2,884
Oceaneering International Inc. (a)	176	2,776
Patterson-UTI Energy Inc.	386	5,411
PBF Energy Inc. - Class A	215	6,680
QEP Resources Inc. (a)	422	3,289
Range Resources Corp.	367	4,124
Rowan Cos. Plc - Class A (a)	224	2,422
SM Energy Co.	186	3,245
Southwestern Energy Co. (a)	967	4,536
Transocean Ltd. (a)	905	7,886
World Fuel Services Corp.	119	3,451
WPX Energy Inc. (a)	706	9,262
		114,571
Financials 15.8%
Alleghany Corp. (a)	26	15,815
American Financial Group Inc.	125	12,052
Associated Bancorp	293	6,261
BancorpSouth Bank	162	4,559
Bank of Hawaii Corp.	74	5,862
Bank OZK	214	6,205
Brown & Brown Inc.	417	12,297
Cathay General Bancorp	138	4,682
Chemical Financial Corp.	126	5,205
CNO Financial Group Inc.	291	4,709
Commerce Bancshares Inc.	177	10,300
Cullen/Frost Bankers Inc. (b)	112	10,914
East West Bancorp Inc.	258	12,353
Eaton Vance Corp.	207	8,363
Evercore Inc. - Class A	72	6,562
FactSet Research Systems Inc.	68	16,805
Federated Investors Inc. - Class B	171	5,020
First American Financial Corp.	199	10,232
First Financial Bankshares Inc.	118	6,826
First Horizon National Corp.	576	8,051
FNB Corp.	580	6,153
Fulton Financial Corp.	303	4,695
Genworth Financial Inc. - Class A (a)	899	3,444
Green Dot Corp. - Class A (a)	85	5,152
Hancock Whitney Co.	152	6,123
Hanover Insurance Group Inc.	72	8,273
Home Bancshares Inc.	282	4,946
Interactive Brokers Group Inc.	134	6,935

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
International Bancshares Corp.	99	3,753
Janus Henderson Group Plc	296	7,398
Kemper Corp.	108	8,240
Legg Mason Inc.	151	4,126
LendingTree Inc. (a) (b)	13	4,664
MarketAxess Holdings Inc.	67	16,430
Mercury General Corp.	47	2,374
Navient Corp.	389	4,498
New York Community Bancorp Inc.	835	9,658
Old Republic International Corp.	508	10,636
PacWest Bancorp	218	8,190
Pinnacle Financial Partners Inc.	130	7,123
Primerica Inc.	77	9,379
Prosperity Bancshares Inc.	118	8,146
Reinsurance Group of America Inc.	112	15,913
RenaissanceRe Holdings Ltd.	75	10,802
SEI Investments Co.	233	12,154
Signature Bank	98	12,587
SLM Corp.	775	7,679
Sterling Bancorp Inc.	380	7,079
Stifel Financial Corp.	129	6,802
Synovus Financial Corp.	284	9,764
TCF Financial Corp.	295	6,105
Texas Capital Bancshares Inc. (a)	89	4,878
Trustmark Corp.	116	3,914
UMB Financial Corp.	80	5,153
Umpqua Holdings Corp.	392	6,463
United Bankshares Inc.	183	6,629
Valley National Bancorp	590	5,651
Washington Federal Inc.	145	4,195
Webster Financial Corp.	165	8,357
Wintrust Financial Corp.	100	6,753
WR Berkley Corp.	171	14,519
		478,806
Health Care 9.6%
Acadia Pharmaceuticals Inc. (a) (b)	158	4,644
Allscripts Healthcare Solutions Inc. (a)	312	2,972
Amedisys Inc. (a)	52	6,405
Avanos Medical Inc. (a)	85	3,636
Bio-Rad Laboratories Inc. - Class A (a)	36	11,005
Bio-Techne Corp.	67	13,324
Cantel Medical Corp.	65	4,352
Catalent Inc. (a)	258	10,489
Charles River Laboratories International Inc. (a)	85	12,415
Chemed Corp.	28	9,103
Covetrus Inc. (a)	171	5,433
Encompass Health Corp.	176	10,265
Exelixis Inc. (a)	531	12,641
Globus Medical Inc. - Class A (a)	136	6,727
Haemonetics Corp. (a)	92	8,037
HealthEquity Inc. (a)	97	7,147
Hill-Rom Holdings Inc.	120	12,655
ICU Medical Inc. (a)	30	7,065
Inogen Inc. (a)	32	3,022
Integra LifeSciences Holdings Corp. (a)	127	7,055
Ligand Pharmaceuticals Inc. (a) (b)	37	4,590
LivaNova Plc (a)	87	8,469
Mallinckrodt Plc (a)	148	3,228
Masimo Corp. (a)	87	12,047
Medidata Solutions Inc. (a)	111	8,137
MEDNAX Inc. (a)	158	4,299
Molina Healthcare Inc. (a)	111	15,729
NuVasive Inc. (a)	92	5,235
Patterson Cos. Inc.	145	3,169
PRA Health Sciences Inc. (a)	104	11,524
Prestige Consumer Healthcare Inc. (a) (b)	92	2,757
Steris Plc	151	19,310
Syneos Health Inc. - Class A (a)	108	5,612
Tenet Healthcare Corp. (a)	149	4,306
United Therapeutics Corp. (a)	77	9,094
West Pharmaceutical Services Inc.	132	14,500
		290,398
Industrials 15.0%
Acuity Brands Inc.	71	8,553
	Shares/Par[1]	Value ($)
AECOM (a)	280	8,297
AGCO Corp.	116	8,094
Avis Budget Group Inc. (a)	116	4,033
Brink's Co.	90	6,764
Carlisle Cos. Inc.	102	12,541
Clean Harbors Inc. (a)	91	6,535
Colfax Corp. (a)	168	4,983
Crane Co.	90	7,583
Curtiss-Wright Corp.	76	8,657
Deluxe Corp.	78	3,413
Donaldson Co. Inc.	228	11,400
Dycom Industries Inc. (a)	56	2,566
EMCOR Group Inc.	100	7,307
EnerSys Inc.	77	5,004
GATX Corp.	67	5,079
Genesee & Wyoming Inc. - Class A (a)	101	8,759
Graco Inc.	297	14,720
Granite Construction Inc.	83	3,571
Healthcare Services Group Inc. (b)	131	4,308
Herman Miller Inc.	107	3,752
HNI Corp.	78	2,839
Hubbell Inc.	97	11,470
IDEX Corp.	135	20,526
Insperity Inc.	66	8,223
ITT Inc.	156	9,034
JetBlue Airways Corp. (a)	545	8,914
KBR Inc.	253	4,826
Kennametal Inc.	147	5,408
Kirby Corp. (a)	96	7,200
Knight-Swift Transportation Holdings Inc. - Class A	225	7,337
Landstar System Inc. (b)	72	7,834
Lennox International Inc.	64	17,025
Lincoln Electric Holdings Inc.	113	9,468
Manpower Inc.	108	8,914
MasTec Inc. (a) (b)	110	5,291
MSA Safety Inc.	63	6,482
MSC Industrial Direct Co. - Class A	81	6,704
Nordson Corp.	92	12,203
NOW Inc. (a)	191	2,661
nVent Electric Plc	292	7,882
Old Dominion Freight Line Inc.	116	16,728
Oshkosh Corp.	125	9,396
Pitney Bowes Inc.	333	2,288
Regal-Beloit Corp.	77	6,326
Resideo Technologies Inc. (a)	218	4,208
Ryder System Inc.	94	5,834
Stericycle Inc. (a)	152	8,297
Teledyne Technologies Inc. (a)	65	15,312
Terex Corp.	111	3,555
Timken Co.	124	5,409
Toro Co.	189	13,035
Trex Co. Inc. (a)	102	6,294
Trinity Industries Inc.	238	5,173
Valmont Industries Inc.	40	5,168
Watsco Inc.	57	8,178
Werner Enterprises Inc. (b)	77	2,642
Woodward Governor Co.	99	9,383
XPO Logistics Inc. (a) (b)	193	10,366
		453,752
Information Technology 16.3%
ACI Worldwide Inc. (a)	208	6,828
ARRIS International Plc (a)	292	9,237
Arrow Electronics Inc. (a)	152	11,681
ASGN Inc. (a)	94	5,967
Avnet Inc.	194	8,396
Belden Inc.	72	3,857
Blackbaud Inc.	87	6,933
CACI International Inc. - Class A (a)	44	8,092
CDK Global Inc.	223	13,096
Ciena Corp. (a)	254	9,476
Cirrus Logic Inc. (a)	106	4,461
Cognex Corp.	306	15,557
Coherent Inc. (a)	43	6,100
CommVault Systems Inc. (a)	69	4,442

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CoreLogic Inc. (a)	144	5,379
Cree Inc. (a)	183	10,492
Cypress Semiconductor Corp.	643	9,601
Fair Isaac Corp. (a)	52	14,050
First Solar Inc. (a)	134	7,062
Integrated Device Technology Inc. (a)	229	11,232
InterDigital Inc.	58	3,844
j2 Global Inc. (b)	83	7,175
Jabil Inc.	255	6,776
Leidos Holdings Inc.	261	16,723
Littelfuse Inc.	44	8,048
LiveRamp Holdings Inc. (a)	123	6,735
LogMeIn Inc.	91	7,306
Lumentum Holdings Inc. (a)	136	7,675
Manhattan Associates Inc. (a)	116	6,420
MAXIMUS Inc.	114	8,094
MKS Instruments Inc.	96	8,968
Monolithic Power Systems Inc.	70	9,544
National Instruments Corp.	201	8,929
NCR Corp. (a)	210	5,742
NetScout Systems Inc. (a)	126	3,541
Perspecta Inc.	250	5,048
Plantronics Inc.	58	2,669
PTC Inc. (a)	191	17,575
Sabre Corp.	489	10,464
Science Applications International Corp.	91	6,970
Silicon Laboratories Inc. (a)	76	6,169
Synaptics Inc. (a)	62	2,479
SYNNEX Corp.	74	7,032
Tech Data Corp. (a)	67	6,842
Teradata Corp. (a)	209	9,145
Teradyne Inc.	310	12,351
Trimble Inc. (a)	448	18,112
Tyler Technologies Inc. (a)	68	13,969
Ultimate Software Group Inc. (a)	57	18,659
Universal Display Corp. (b)	76	11,587
Versum Materials Inc.	195	9,817
ViaSat Inc. (a) (b)	101	7,860
Vishay Intertechnology Inc.	237	4,375
WEX Inc. (a)	77	14,702
Zebra Technologies Corp. - Class A (a)	96	20,124
		493,408
Materials 6.8%
Allegheny Technologies Inc. (a)	223	5,693
AptarGroup Inc.	112	11,941
Ashland Global Holdings Inc.	111	8,679
Bemis Co. Inc.	162	8,979
Cabot Corp.	108	4,478
Carpenter Technology Corp.	85	3,903
Chemours Co.	298	11,081
Commercial Metals Co.	208	3,546
Compass Minerals International Inc. (b)	60	3,288
Domtar Corp.	112	5,538
Eagle Materials Inc.	82	6,908
Greif Inc. - Class A	45	1,860
Ingevity Corp. (a)	74	7,764
Louisiana-Pacific Corp.	242	5,895
Minerals Technologies Inc.	62	3,666
NewMarket Corp.	16	6,751
Olin Corp.	296	6,842
Owens-Illinois Inc.	274	5,207
PolyOne Corp.	142	4,157
Reliance Steel & Aluminum Co.	120	10,814
Royal Gold Inc.	117	10,647
RPM International Inc.	236	13,684
Scotts Miracle-Gro Co. - Class A	69	5,451
Sensient Technologies Corp.	75	5,083
Silgan Holdings Inc.	138	4,080
Sonoco Products Co.	177	10,915
Steel Dynamics Inc.	410	14,456
United States Steel Corp.	309	6,027
Valvoline Inc.	336	6,230
Worthington Industries Inc.	73	2,707
		206,270
	Shares/Par[1]	Value ($)
Real Estate 10.0%
Alexander & Baldwin Inc.	121	3,076
American Campus Communities Inc.	245	11,651
Brixmor Property Group Inc.	536	9,846
Camden Property Trust	172	17,495
CoreCivic Inc.	210	4,091
Coresite Realty Corp.	65	6,989
Corporate Office Properties Trust	193	5,271
Cousins Properties Inc.	744	7,191
CyrusOne Inc.	193	10,128
Douglas Emmett Inc.	288	11,661
EPR Properties	133	10,219
First Industrial Realty Trust Inc.	226	7,992
Geo Group Inc.	215	4,132
Healthcare Realty Trust Inc.	222	7,117
Highwoods Properties Inc.	184	8,608
Hospitality Properties Trust	292	7,693
JBG Smith Properties	195	8,051
Jones Lang LaSalle Inc.	81	12,483
Kilroy Realty Corp.	179	13,595
Lamar Advertising Co. - Class A	151	11,982
Liberty Property Trust	263	12,717
Life Storage Inc.	83	8,060
Mack-Cali Realty Corp.	161	3,578
Medical Properties Trust Inc.	680	12,580
National Retail Properties Inc.	288	15,970
Omega Healthcare Investors Inc.	364	13,899
Pebblebrook Hotel Trust	233	7,232
PotlatchDeltic Corp.	120	4,532
Rayonier Inc.	230	7,259
Realogy Holdings Corp. (b)	209	2,385
Sabra Healthcare REIT Inc.	316	6,147
Senior Housing Properties Trust	421	4,960
Tanger Factory Outlet Centers Inc.	167	3,513
Taubman Centers Inc.	108	5,714
Uniti Group Inc. (b)	321	3,587
Urban Edge Properties	201	3,823
Weingarten Realty Investors	211	6,196
		301,423
Utilities 4.6%
Allete Inc.	91	7,522
Aqua America Inc.	316	11,522
Black Hills Corp.	96	7,079
Hawaiian Electric Industries Inc.	194	7,895
IDACORP Inc.	90	8,917
MDU Resources Group Inc.	350	9,053
National Fuel Gas Co.	154	9,371
New Jersey Resources Corp.	158	7,887
NorthWestern Corp.	90	6,307
OGE Energy Corp.	355	15,297
ONE Gas Inc.	93	8,316
PNM Resources Inc.	142	6,711
Southwest Gas Corp.	95	7,802
Spire Inc.	90	7,378
UGI Corp.	310	17,200
		138,257
Total Common Stocks (cost $2,603,321)		2,993,387
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	32,433	32,433
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	37,843	37,843
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	1,845	1,837
Total Short Term Investments (cost $72,113)		72,113
Total Investments 101.4% (cost $2,675,434)		3,065,500
Other Derivative Instruments 0.0%		122
Other Assets and Liabilities, Net (1.4)%		(43,474)
Total Net Assets 100.0%		3,022,148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	222	June 2019	42,036	122	166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Growth Index Fund
COMMON STOCKS 99.0%
Communication Services 13.2%
Alphabet Inc. - Class A (a)	2	2,467
Alphabet Inc. - Class C (a)	2	2,525
AMC Networks Inc. - Class A (a)	—	10
ATN International Inc.	—	3
Cable One Inc.	—	21
Care.com Inc. (a)	—	3
Cars.com Inc. (a)	—	6
Charter Communications Inc. - Class A (a)	1	181
Cinemark Holdings Inc.	—	12
Cogent Communications Group Inc.	—	12
Comcast Corp. - Class A	15	583
Consolidated Communications Holdings Inc. (b)	1	5
Electronic Arts Inc. (a)	1	104
EW Scripps Co. - Class A	—	7
Facebook Inc. - Class A (a)	17	2,785
Fox Corp. - Class A (a)	1	42
Fox Corp. - Class B (a)	1	19
Iridium Communications Inc. (a)	1	17
John Wiley & Sons Inc. - Class A	—	10
Live Nation Inc. (a)	1	62
Marcus Corp.	—	5
Netflix Inc. (a)	3	1,093
New York Times Co. - Class A (b)	1	34
QuinStreet Inc. (a)	—	5
Take-Two Interactive Software Inc. (a)	1	74
TechTarget Inc. (a)	—	4
TripAdvisor Inc. (a)	1	24
Twitter Inc. (a)	5	167
VeriSign Inc. (a)	1	133
Verizon Communications Inc.	29	1,711
Vonage Holdings Corp. (a)	1	8
Walt Disney Co.	7	762
World Wrestling Entertainment Inc. - Class A	—	28
Yelp Inc. - Class A (a)	1	17
		12,939
Consumer Discretionary 12.4%
Aaron's Inc.	—	12
Adtalem Global Education Inc. (a)	1	21
Advance Auto Parts Inc.	—	55
Amazon.com Inc. (a)	3	5,148
American Public Education Inc. (a)	—	5
Aptiv Plc	1	90
Asbury Automotive Group Inc. (a)	—	3
Ascena Retail Group Inc. (a)	2	2
AutoZone Inc. (a)	—	178
Belmond Ltd. - Class A (a)	1	14
BJ's Restaurants Inc.	—	6
Booking Holdings Inc. (a)	—	265
Brinker International Inc.	—	10
Callaway Golf Co.	1	7
Career Education Corp. (a)	1	7
Carmax Inc. (a)	1	37
Carter's Inc.	—	18
Cavco Industries Inc. (a)	—	8
Cheesecake Factory Inc. (b)	—	6
Childrens Place Retail Stores Inc. (b)	—	13
Chipotle Mexican Grill Inc. (a)	—	121
Churchill Downs Inc.	—	24
Chuy's Holdings Inc. (a)	—	2
Cracker Barrel Old Country Store Inc. (b)	—	14
Crocs Inc. (a)	1	11
Darden Restaurants Inc.	1	72
Dave & Buster's Entertainment Inc.	—	12
Deckers Outdoor Corp. (a)	—	32
Dine Brands Global Inc. (b)	—	12
Dollar General Corp.	2	220
Domino's Pizza Inc.	—	74
Dorman Products Inc. (a)	—	17
DSW Inc. - Class A	—	5
Dunkin' Brands Group Inc.	—	25
	Shares/Par[1]	Value ($)
eBay Inc.	2	87
El Pollo Loco Holdings Inc. (a)	—	3
Eldorado Resorts Inc. (a) (b)	1	23
Expedia Group Inc.	1	60
Five Below Inc. (a)	—	47
Foot Locker Inc.	—	23
Fox Factory Holding Corp. (a)	—	21
Garmin Ltd.	1	45
Gentex Corp.	1	27
Gentherm Inc. (a)	—	5
Guess Inc.	—	7
H&R Block Inc.	1	21
HanesBrands Inc.	1	19
Hasbro Inc.	1	42
Helen of Troy Ltd. (a)	—	19
Hilton Worldwide Holdings Inc.	2	170
Home Depot Inc.	4	700
International Speedway Corp. - Class A	—	5
iRobot Corp. (a) (b)	—	25
Jack in the Box Inc.	—	10
Lowe's Cos. Inc.	3	283
Macy's Inc.	1	21
Marriott International Inc. - Class A	1	98
Mattel Inc. (a) (b)	1	17
McDonald's Corp.	5	1,020
Monarch Casino & Resort Inc. (a)	—	1
Monro Inc.	—	22
Movado Group Inc.	—	4
Newell Brands Inc.	2	23
Nike Inc. - Class B	5	379
Nordstrom Inc.	—	17
NVR Inc. (a)	—	42
Ollie's Bargain Outlet Holdings Inc. (a)	—	30
O'Reilly Automotive Inc. (a)	1	213
Oxford Industries Inc.	—	5
Papa John's International Inc. (b)	—	3
Penn National Gaming Inc. (a)	1	11
Pool Corp.	—	45
Regis Corp. (a)	—	3
RH (a) (b)	—	7
Ross Stores Inc.	2	137
Ruth's Hospitality Group Inc.	—	5
Sally Beauty Holdings Inc. (a)	1	10
Scientific Games Corp. - Class A (a)	1	9
Service Corp. International	1	52
Shake Shack Inc. - Class A (a)	—	12
Shoe Carnival Inc. (b)	—	4
Shutterfly Inc. (a)	—	6
Shutterstock Inc.	—	2
Six Flags Entertainment Corp.	—	11
Sleep Number Corp. (a)	—	12
Sotheby's (a)	—	3
Stamps.com Inc. (a)	—	10
Standard Motor Products Inc.	—	5
Starbucks Corp.	5	330
Steven Madden Ltd.	—	10
Strategic Education Inc.	—	19
Sturm Ruger & Co. Inc.	—	3
Tailored Brands Inc.	1	4
Tapestry Inc.	2	46
Tempur Sealy International Inc. (a)	—	11
Texas Roadhouse Inc.	—	18
Tiffany & Co.	—	35
TJX Cos. Inc.	9	462
Tractor Supply Co.	1	84
Tupperware Brands Corp.	—	5
Ulta Beauty Inc. (a)	—	136
Under Armour Inc. - Class A (a)	1	20
Under Armour Inc. - Class C (a)	1	16
Urban Outfitters Inc. (a)	1	14
VF Corp.	2	197
Weight Watchers International Inc. (a)	—	6
Wendy's Co.	1	21
Williams-Sonoma Inc. (b)	—	18
Wingstop Inc.	—	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Wolverine World Wide Inc.	—	13
Wyndham Destinations Inc.	1	16
Wyndham Hotels & Resorts Inc.	1	34
Yum! Brands Inc.	2	214
		12,173
Consumer Staples 5.1%
Avon Products Inc. (a)	4	11
B&G Foods Inc. (b)	—	8
Boston Beer Co. Inc. - Class A (a)	—	20
Brown-Forman Corp. - Class B	1	60
Calavo Growers Inc. (b)	—	6
Cal-Maine Foods Inc.	—	5
Chefs' Warehouse Inc. (a)	—	3
Church & Dwight Co. Inc.	2	122
Clorox Co.	1	144
Coca-Cola Co.	14	658
Colgate-Palmolive Co.	4	236
Constellation Brands Inc. - Class A	1	204
Edgewell Personal Care Co. (a)	—	7
Energizer Holdings Inc.	—	9
Estee Lauder Cos. Inc. - Class A	1	172
Flowers Foods Inc.	1	12
Hershey Co.	1	68
Hormel Foods Corp.	2	87
Inter Parfums Inc.	—	10
J&J Snack Foods Corp.	—	12
John B. Sanfilippo & Son Inc.	—	3
Kellogg Co.	2	103
Kimberly-Clark Corp.	1	161
Lamb Weston Holdings Inc.	1	78
Lancaster Colony Corp.	—	23
McCormick & Co. Inc.	1	129
Medifast Inc.	—	12
MGP Ingredients Inc. (b)	—	3
Monster Beverage Corp. (a)	3	149
PepsiCo Inc.	6	737
Philip Morris International Inc.	6	492
Post Holdings Inc. (a)	1	53
Procter & Gamble Co.	10	1,023
Sysco Corp.	2	139
Tootsie Roll Industries Inc.	—	4
WD-40 Co.	—	18
		4,981
Energy 3.5%
Anadarko Petroleum Corp.	4	159
Apache Corp.	3	93
Apergy Corp. (a)	—	13
Archrock Inc.	1	8
Cabot Oil & Gas Corp.	2	53
Callon Petroleum Co. (a)	2	11
Carrizo Oil & Gas Inc. (a)	1	6
Chesapeake Energy Corp. (a) (b)	4	13
Cimarex Energy Co.	—	27
CNX Resources Corp. (a)	1	14
Concho Resources Inc.	1	85
ConocoPhillips Co.	8	531
CONSOL Energy Inc. (a)	—	3
Core Laboratories NV (b)	—	14
Denbury Resources Inc. (a)	3	5
Devon Energy Corp.	3	96
Diamondback Energy Inc.	1	109
Ensco Plc - Class A (b)	3	11
Equitrans Midstream Corp.	1	30
Exxon Mobil Corp.	17	1,342
Hess Corp.	1	61
HighPoint Resources Corp. (a)	1	3
HollyFrontier Corp.	1	56
KLX Energy Services Holdings Inc. (a)	—	5
Marathon Oil Corp.	6	97
Matador Resources Co. (a)	1	9
Murphy Oil Corp.	1	33
Nabors Industries Ltd.	2	6
Noble Corp. Plc (a)	1	3
Occidental Petroleum Corp.	5	348
	Shares/Par[1]	Value ($)
ONEOK Inc.	2	114
PBF Energy Inc. - Class A	—	11
Penn Virginia Corp. (a)	—	3
ProPetro Holding Corp. (a)	1	13
QEP Resources Inc. (a)	2	12
Renewable Energy Group Inc. (a)	—	5
Southwestern Energy Co. (a)	2	8
Transocean Ltd. (a)	2	13
Unit Corp. (a) (b)	—	4
Whiting Petroleum Corp. (a)	1	12
		3,439
Financials 5.6%
American Equity Investment Life Holding Co.	—	7
American Express Co.	3	265
Ameriprise Financial Inc.	1	65
Amerisafe Inc.	—	4
Aon Plc - Class A	1	180
Arthur J Gallagher & Co.	1	69
Axos Financial Inc. (a)	—	5
BancorpSouth Bank	—	9
Bank of Hawaii Corp.	—	12
Berkshire Hathaway Inc. - Class B (a)	7	1,312
Blucora Inc. (a)	—	12
Brookline Bancorp Inc.	—	5
Brown & Brown Inc.	2	50
CBOE Global Markets Inc.	1	77
Central Pacific Financial Corp.	—	2
Charles Schwab Corp.	4	184
Cincinnati Financial Corp.	1	46
City Holdings Co.	—	8
Comerica Inc.	1	36
Commerce Bancshares Inc.	1	25
Community Bank System Inc.	—	23
CVB Financial Corp.	—	7
Discover Financial Services	2	105
E*TRADE Financial Corp.	1	47
East West Bancorp Inc.	1	24
Eaton Vance Corp.	1	20
eHealth Inc. (a)	—	7
Evercore Inc. - Class A	—	13
FactSet Research Systems Inc.	—	68
Federated Investors Inc. - Class B	—	10
Fidelity Southern Corp.	—	2
First Bancorp Inc.	1	8
First Financial Bankshares Inc.	1	29
First Midwest Bancorp Inc.	—	7
First Republic Bank	1	118
FirstCash Inc.	—	25
FNB Corp.	1	13
Genworth Financial Inc. - Class A (a)	1	5
Glacier Bancorp Inc.	1	25
Granite Point Mortgage Trust Inc.	—	3
Great Western Bancorp Inc.	—	5
Green Dot Corp. - Class A (a)	—	21
Greenhill & Co. Inc.	—	1
Hanover Insurance Group Inc.	—	13
HCI Group Inc.	—	3
Heritage Financial Corp.	—	6
Home Bancshares Inc.	1	8
HomeStreet Inc. (a)	—	4
Independent Bank Corp.	—	15
Interactive Brokers Group Inc.	1	21
Intercontinental Exchange Inc.	4	303
Kemper Corp.	—	14
LegacyTexas Financial Group Inc.	—	14
LendingTree Inc. (a)	—	17
MarketAxess Holdings Inc.	—	66
Marsh & McLennan Cos. Inc.	2	209
Mercury General Corp.	—	3
Moody's Corp.	1	103
MSCI Inc.	1	117
NASDAQ Inc.	1	52
National Bank Holdings Corp. - Class A	—	2
Navigators Group Inc.	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
NMI Holdings Inc. - Class A (a)	—	4
Northern Trust Corp.	1	73
OFG Bancorp	—	4
Old National Bancorp	1	19
Preferred Bank	—	3
Primerica Inc.	—	36
Progressive Corp.	2	156
RLI Corp.	—	22
S&P Global Inc.	2	367
S&T Bancorp Inc.	—	6
Seacoast Banking Corp. of Florida (a)	—	8
SEI Investments Co.	1	26
Selective Insurance Group Inc.	—	19
ServisFirst Bancshares Inc.	—	4
Signature Bank	—	31
SLM Corp.	3	29
Sterling Bancorp Inc.	1	13
SVB Financial Group (a)	—	83
T. Rowe Price Group Inc.	1	81
Tompkins Financial Corp.	—	2
Torchmark Corp.	—	26
Triumph Bancorp Inc. (a)	—	4
TrustCo Bank Corp.	—	2
U.S. Bancorp	11	509
UMB Financial Corp.	—	19
United Fire Group Inc.	—	6
Universal Insurance Holdings Inc.	—	7
Veritex Holdings Inc.	—	4
Virtus Investment Partners Inc.	—	4
Waddell & Reed Financial Inc. - Class A	—	3
Westamerica Bancorp	—	14
WisdomTree Investments Inc. (b)	1	6
World Acceptance Corp. (a)	—	5
		5,537
Health Care 17.2%
Abbott Laboratories	12	986
AbbVie Inc.	5	433
Abiomed Inc. (a)	—	88
Acorda Therapeutics Inc. (a)	—	3
Addus HomeCare Corp. (a)	—	3
Agilent Technologies Inc.	1	94
Akorn Inc. (a)	—	—
Alexion Pharmaceuticals Inc. (a)	2	211
Align Technology Inc. (a)	—	73
Amedisys Inc. (a)	—	26
Amgen Inc.	3	547
AMN Healthcare Services Inc. (a)	—	14
Amphastar Pharmaceuticals Inc. (a)	—	4
AngioDynamics Inc. (a)	—	5
ANI Pharmaceuticals Inc. (a)	—	6
Avanos Medical Inc. (a)	—	13
Baxter International Inc.	2	115
Becton Dickinson & Co.	1	296
Biogen Inc. (a)	1	175
Bio-Rad Laboratories Inc. - Class A (a)	—	43
Bio-Techne Corp.	—	54
BioTelemetry Inc. (a)	—	16
Boston Scientific Corp. (a)	10	373
Bristol-Myers Squibb Co.	6	278
Cambrex Corp. (a)	—	5
Cantel Medical Corp.	—	9
Cardiovascular Systems Inc. (a)	—	10
Catalent Inc. (a)	1	23
Celgene Corp. (a)	2	218
Cerner Corp. (a)	2	130
Charles River Laboratories International Inc. (a)	—	27
Chemed Corp.	—	37
Cigna Corp.	2	244
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	14
Cooper Cos. Inc.	—	42
Corcept Therapeutics Inc. (a) (b)	1	10
Corvel Corp. (a)	—	3
Covetrus Inc. (a) (b)	—	9
	Shares/Par[1]	Value ($)
CryoLife Inc. (a)	—	6
Cutera Inc. (a)	—	2
Cytokinetics Inc. (a)	—	—
Danaher Corp.	3	325
DaVita Inc. (a)	1	49
Eagle Pharmaceuticals Inc. (a)	—	4
Edwards Lifesciences Corp. (a)	2	278
Eli Lilly & Co.	6	787
Emergent BioSolutions Inc. (a)	—	12
Enanta Pharmaceuticals Inc. (a)	—	12
Encompass Health Corp.	1	42
Endo International Plc (a)	1	10
Ensign Group Inc.	—	20
Exelixis Inc. (a)	1	25
Globus Medical Inc. - Class A (a)	1	25
Haemonetics Corp. (a)	—	31
HCA Inc.	2	244
HealthEquity Inc. (a)	1	30
HealthStream Inc.	—	2
Henry Schein Inc. (a)	1	28
Heska Corp. (a)	—	5
Hill-Rom Holdings Inc.	1	51
HMS Holdings Corp. (a)	1	20
Hologic Inc. (a)	1	48
Humana Inc.	1	253
ICU Medical Inc. (a)	—	27
Idexx Laboratories Inc. (a)	1	133
Illumina Inc. (a)	1	320
Incyte Corp. (a)	1	53
Innoviva Inc. (a)	1	8
Inogen Inc. (a)	—	8
Integer Holdings Corp. (a)	—	18
Integra LifeSciences Holdings Corp. (a)	1	26
Intuitive Surgical Inc. (a)	1	458
Iqvia Ltd. (a)	1	116
Johnson & Johnson	11	1,538
Lantheus Holdings Inc. (a)	—	3
LeMaitre Vascular Inc.	—	4
LHC Group Inc. (a)	—	13
Ligand Pharmaceuticals Inc. (a) (b)	—	17
LivaNova Plc (a)	—	34
Luminex Corp.	—	6
Mallinckrodt Plc (a)	1	11
Masimo Corp. (a)	—	50
Medicines Co. (a) (b)	—	8
Medidata Solutions Inc. (a)	—	21
Medpace Holdings Inc. (a)	—	13
Medtronic Plc	10	857
Merck & Co. Inc.	18	1,503
Meridian Bioscience Inc.	—	4
Merit Medical Systems Inc. (a)	1	25
Mettler-Toledo International Inc. (a)	—	82
Molina Healthcare Inc. (a)	1	63
Momenta Pharmaceuticals Inc. (a)	—	5
Myriad Genetics Inc. (a)	—	10
Natus Medical Inc. (a)	—	4
Neogen Corp. (a)	—	22
NeoGenomics Inc. (a)	1	12
Nextgen Healthcare Inc. (a)	—	5
NuVasive Inc. (a)	—	22
Omnicell Inc. (a)	—	24
OraSure Technologies Inc. (a)	—	1
Orthofix Medical Inc. (a)	—	4
PerkinElmer Inc.	—	38
Pfizer Inc.	39	1,651
Phibro Animal Health Corp. - Class A	—	1
PRA Health Sciences Inc. (a)	1	48
Progenics Pharmaceuticals Inc. (a)	1	4
Regeneron Pharmaceuticals Inc. (a)	—	133
Regenxbio Inc. (a)	—	13
Repligen Corp. (a)	—	18
ResMed Inc.	1	104
Spectrum Pharmaceuticals Inc. (a)	1	6
Steris Plc	1	77
Stryker Corp.	1	252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Supernus Pharmaceuticals Inc. (a)	—	12
SurModics Inc. (a)	—	4
Syneos Health Inc. - Class A (a)	—	15
Tabula Rasa HealthCare Inc. (a)	—	6
Tactile Systems Technology Inc. (a) (b)	—	5
Teleflex Inc.	—	97
Tenet Healthcare Corp. (a)	—	6
Thermo Fisher Scientific Inc.	3	774
Tivity Health Inc. (a)	—	4
Universal Health Services Inc. - Class B	—	44
US Physical Therapy Inc.	—	10
Vanda Pharmaceuticals Inc. (a)	1	8
Varex Imaging Corp. (a)	—	7
Varian Medical Systems Inc. (a)	1	89
Vertex Pharmaceuticals Inc. (a)	2	330
Waters Corp. (a)	—	77
WellCare Health Plans Inc. (a)	—	94
West Pharmaceutical Services Inc.	1	59
Zimmer Biomet Holdings Inc.	2	183
Zoetis Inc. - Class A	2	185
		16,828
Industrials 9.0%
3M Co.	2	428
AAON Inc.	—	9
AAR Corp.	—	5
Actuant Corp. - Class A	—	4
Aerojet Rocketdyne Holdings Inc. (a)	1	17
Aerovironment Inc. (a)	—	12
Alarm.com Holdings Inc. (a)	—	10
Albany International Corp. - Class A	—	16
Allegiant Travel Co.	—	14
Allegion Plc	—	30
AMETEK Inc.	2	130
Applied Industrial Technologies Inc.	—	9
Axon Enterprise Inc. (a)	1	24
AZZ Inc.	—	4
Barnes Group Inc.	—	8
Boeing Co.	4	1,403
Brady Corp. - Class A	—	13
Brink's Co.	—	13
Carlisle Cos. Inc.	—	31
Chart Industries Inc. (a)	—	11
Cintas Corp.	1	122
Clean Harbors Inc. (a)	—	16
Comfort Systems USA Inc.	—	8
Copart Inc. (a)	1	58
Crane Co.	—	17
CSX Corp.	6	406
Cubic Corp.	—	5
Curtiss-Wright Corp.	—	33
Donaldson Co. Inc.	1	28
DXP Enterprises Inc. (a)	—	3
Eaton Corp. Plc	2	117
EnerSys Inc.	—	12
Equifax Inc.	1	63
ESCO Technologies Inc.	—	14
Expeditors International of Washington Inc.	1	91
Exponent Inc.	—	20
Fastenal Co.	2	128
Federal Signal Corp.	—	5
FedEx Corp.	1	137
Flowserve Corp.	1	21
Forrester Research Inc.	—	3
Forward Air Corp.	—	9
Franklin Electric Co. Inc.	—	13
FTI Consulting Inc. (a)	—	9
GATX Corp.	—	8
Genesee & Wyoming Inc. - Class A (a)	—	17
Gibraltar Industries Inc. (a)	—	4
Graco Inc.	1	33
Harris Corp.	1	70
Harsco Corp. (a)	1	10
Hawaiian Holdings Inc.	—	3
Healthcare Services Group Inc.	—	11
	Shares/Par[1]	Value ($)
Heartland Express Inc.	—	3
Heidrick & Struggles International Inc.	—	4
Hillenbrand Inc.	—	8
Honeywell International Inc.	3	406
HUB Group Inc. - Class A (a)	—	3
Hubbell Inc.	—	27
IDEX Corp.	1	81
Illinois Tool Works Inc.	1	124
Ingersoll-Rand Plc	2	183
Insperity Inc.	—	32
ITT Inc.	1	35
JB Hunt Transport Services Inc.	1	43
John Bean Technologies Corp.	—	12
Kaman Corp.	—	4
Kansas City Southern	—	38
KBR Inc.	—	8
Kennametal Inc.	1	20
Kirby Corp. (a)	—	11
Korn Ferry	—	9
L3 Technologies Inc.	—	69
Landstar System Inc.	—	19
Lennox International Inc.	—	69
Lincoln Electric Holdings Inc.	—	20
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	310
Masco Corp.	1	38
Matson Inc.	—	11
Mercury Systems Inc. (a)	—	12
Mobile Mini Inc.	—	12
MSA Safety Inc.	—	27
MSC Industrial Direct Co. - Class A	—	13
National Presto Industries Inc.	—	2
Navigant Consulting Inc.	—	5
Nordson Corp.	—	20
Norfolk Southern Corp.	1	241
NOW Inc. (a)	—	3
Old Dominion Freight Line Inc.	—	44
PGT Innovations Inc. (a)	—	2
Proto Labs Inc. (a)	—	21
Raven Industries Inc.	—	11
Raytheon Co.	1	154
Regal-Beloit Corp.	—	14
Republic Services Inc.	1	51
Robert Half International Inc.	—	25
Rockwell Automation Inc.	1	75
Rollins Inc.	1	45
Roper Industries Inc.	1	248
Simpson Manufacturing Co. Inc.	—	10
SPX Corp. (a)	—	9
Teledyne Technologies Inc. (a)	—	29
Tennant Co.	—	2
Tetra Tech Inc.	—	10
Toro Co.	1	30
TransDigm Group Inc. (a)	—	154
Trex Co. Inc. (a)	—	18
Triumph Group Inc.	—	4
UniFirst Corp.	—	18
Union Pacific Corp.	5	849
United Parcel Service Inc. - Class B	3	272
United Rentals Inc. (a)	—	33
United Technologies Corp.	3	351
US Ecology Inc.	—	9
Verisk Analytics Inc.	1	107
Vicor Corp. (a)	—	4
Wabtec Corp.	1	35
WageWorks Inc. (a)	—	5
Waste Management Inc.	3	284
Watts Water Technologies Inc. - Class A	—	9
Woodward Governor Co.	—	36
WW Grainger Inc.	—	97
XPO Logistics Inc. (a) (b)	—	16
Xylem Inc.	1	99
		8,789

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Information Technology 24.9%
3D Systems Corp. (a) (b)	1	8
8x8 Inc. (a)	1	12
Accenture Plc - Class A	2	362
ACI Worldwide Inc. (a)	1	29
Adobe Inc. (a)	4	912
Advanced Energy Industries Inc. (a)	—	5
Advanced Micro Devices Inc. (a)	6	157
Agilysys Inc. (a)	—	1
Akamai Technologies Inc. (a)	1	81
Alliance Data Systems Corp.	—	55
Amphenol Corp. - Class A	1	77
Analog Devices Inc.	1	146
Ansys Inc. (a)	1	107
Arista Networks Inc. (a)	—	114
Arlo Technologies Inc. (a)	—	1
ASGN Inc. (a)	—	25
Autodesk Inc. (a)	2	239
Automatic Data Processing Inc.	3	488
Axcelis Technologies Inc. (a)	—	1
Badger Meter Inc.	—	5
Blackbaud Inc.	—	19
Bottomline Technologies Inc. (a)	—	15
Broadcom Inc.	3	836
Broadridge Financial Solutions Inc.	1	83
Brooks Automation Inc.	1	13
Cabot Microelectronics Corp.	—	21
Cadence Design Systems Inc. (a)	1	73
CalAmp Corp. (a)	—	1
Cardtronics Plc - Class A (a)	—	8
CDK Global Inc.	—	21
CEVA Inc. (a)	—	3
Ciena Corp. (a)	1	39
Cisco Systems Inc.	31	1,664
Citrix Systems Inc.	1	89
Cognex Corp.	1	29
Cohu Inc.	—	1
CommVault Systems Inc. (a)	—	19
Control4 Corp. (a)	—	3
CoreLogic Inc. (a)	1	23
Cray Inc. (a)	—	3
Cree Inc. (a)	1	41
CSG Systems International Inc.	—	3
CTS Corp.	—	6
Cypress Semiconductor Corp.	3	40
Diebold Nixdorf Inc. (a)	—	1
Diodes Inc. (a)	—	3
Ebix Inc. (b)	—	5
ePlus Inc. (a)	—	6
EVERTEC Inc.	—	6
ExlService Holdings Inc. (a)	—	6
Extreme Networks (a)	—	1
F5 Networks Inc. (a)	1	68
Fabrinet (a)	—	7
Fair Isaac Corp. (a)	—	57
FARO Technologies Inc. (a)	—	4
Fidelity National Information Services Inc.	2	256
Fiserv Inc. (a)	3	242
FleetCor Technologies Inc. (a)	—	88
Fortinet Inc. (a)	1	85
Gartner Inc. (a)	1	97
Global Payments Inc.	1	150
Harmonic Inc. (a)	1	5
IHS Markit Ltd. (a)	3	138
Integrated Device Technology Inc. (a)	1	47
Intel Corp.	21	1,136
InterDigital Inc.	—	10
Intuit Inc.	2	475
j2 Global Inc.	—	30
Jack Henry & Associates Inc.	—	36
Kemet Corp.	1	7
Keysight Technologies Inc. (a)	1	114
KLA-Tencor Corp.	1	75
Knowles Corp. (a)	—	4
	Shares/Par[1]	Value ($)
Kopin Corp. (a) (b)	—	—
Leidos Holdings Inc.	1	65
Littelfuse Inc.	—	31
LivePerson Inc. (a)	—	6
LiveRamp Holdings Inc. (a)	1	28
Lumentum Holdings Inc. (a)	—	16
Manhattan Associates Inc. (a)	—	19
Mastercard Inc. - Class A	6	1,488
Maxim Integrated Products Inc.	1	60
MAXIMUS Inc.	1	33
MaxLinear Inc. - Class A (a)	—	5
Microchip Technology Inc. (b)	1	72
Microsoft Corp.	54	6,340
MicroStrategy Inc. - Class A (a)	—	5
Monolithic Power Systems Inc.	—	37
Monotype Imaging Holdings Inc.	—	3
Motorola Solutions Inc.	1	161
MTS Systems Corp.	—	5
Nanometrics Inc. (a)	—	4
National Instruments Corp.	1	35
NetApp Inc.	2	119
NIC Inc.	—	3
Nvidia Corp.	2	404
OneSpan Inc. (a)	—	4
Oracle Corp.	9	480
OSI Systems Inc. (a)	—	3
Park Electrochemical Corp.	—	—
Paychex Inc.	1	111
PayPal Holdings Inc. (a)	8	855
Perficient Inc. (a)	—	5
Plantronics Inc.	—	7
Power Integrations Inc.	—	10
Progress Software Corp.	—	10
PTC Inc. (a)	1	70
QUALCOMM Inc.	5	251
Qualys Inc. (a)	—	14
Red Hat Inc. (a)	1	226
Rogers Corp. (a)	—	15
Rudolph Technologies Inc. (a)	—	1
Sabre Corp.	2	43
Salesforce.com Inc. (a)	5	850
Seagate Technology	1	54
Semtech Corp. (a)	1	25
Silicon Laboratories Inc. (a)	—	26
Skyworks Solutions Inc.	1	61
SMART Global Holdings Inc. (a)	—	2
SolarEdge Technologies Inc. (a) (b)	—	6
SPS Commerce Inc. (a)	—	15
Synaptics Inc. (a)	—	4
Synopsys Inc. (a)	1	71
Teradata Corp. (a)	1	36
Teradyne Inc.	1	30
Texas Instruments Inc.	4	461
Total System Services Inc.	1	73
Travelport Worldwide Ltd.	—	6
Trimble Inc. (a)	2	72
Tyler Technologies Inc. (a)	—	57
Ultimate Software Group Inc. (a)	—	71
Unisys Corp. (a)	—	3
Universal Display Corp. (b)	—	32
Versum Materials Inc.	1	26
ViaSat Inc. (a) (b)	—	14
Viavi Solutions Inc. (a)	2	18
Virtusa Corp. (a)	—	12
Visa Inc. - Class A	12	1,914
Western Union Co.	1	23
WEX Inc. (a)	—	60
Xilinx Inc.	2	225
Zebra Technologies Corp. - Class A (a)	—	80
		24,408
Materials 2.2%
Air Products & Chemicals Inc.	2	294
AK Steel Holding Corp. (a) (b)	2	6
Allegheny Technologies Inc. (a)	1	24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
AptarGroup Inc.	—	25
Avery Dennison Corp.	—	30
Balchem Corp.	—	13
Ball Corp.	2	92
Bemis Co. Inc.	—	19
Cabot Corp.	—	11
Celanese Corp. - Class A	1	47
CF Industries Holdings Inc.	1	28
Chemours Co.	1	43
Eagle Materials Inc.	—	12
Eastman Chemical Co.	1	42
Ecolab Inc.	2	313
Ferro Corp. (a)	—	4
FMC Corp.	1	31
Freeport-McMoRan Inc. - Class B	5	58
FutureFuel Corp.	—	2
Greif Inc. - Class A	—	5
Hawkins Inc.	—	4
Ingevity Corp. (a)	—	16
Innospec Inc.	—	13
Kaiser Aluminum Corp.	—	13
Linde Plc	3	455
Louisiana-Pacific Corp.	1	12
Martin Marietta Materials Inc.	—	48
Materion Corp.	—	4
Mosaic Co.	1	33
NewMarket Corp.	—	17
PPG Industries Inc.	1	87
Quaker Chemical Corp.	—	21
Royal Gold Inc.	—	26
RPM International Inc.	1	55
Scotts Miracle-Gro Co. - Class A	—	12
Sensient Technologies Corp.	—	10
Sherwin-Williams Co.	—	152
SunCoke Energy Inc. (a)	—	3
Valvoline Inc.	1	9
Vulcan Materials Co.	1	52
		2,141
Real Estate 3.9%
Acadia Realty Trust	—	8
Agree Realty Corp.	—	17
American Assets Trust Inc.	—	7
American Campus Communities Inc.	1	44
American Tower Corp.	3	610
Apartment Investment & Management Co. - Class A	1	56
Armada Hoffler Properties Inc.	—	4
ARMOUR Residential REIT Inc.	—	5
AvalonBay Communities Inc.	1	132
Boston Properties Inc.	1	79
Brixmor Property Group Inc.	1	21
Camden Property Trust	1	41
CareTrust REIT Inc.	1	16
Community Healthcare Trust Inc.	—	4
CoreCivic Inc.	—	7
Coresite Realty Corp.	—	18
Cousins Properties Inc.	1	13
Crown Castle International Corp.	1	152
CyrusOne Inc.	1	41
DiamondRock Hospitality Co.	1	9
Digital Realty Trust Inc.	1	97
Douglas Emmett Inc.	1	23
Duke Realty Corp.	2	50
Easterly Government Properties Inc.	1	8
EastGroup Properties Inc.	—	30
EPR Properties	—	26
Equinix Inc.	—	158
Equity Residential Properties Inc.	2	132
Essex Property Trust Inc.	—	100
Extra Space Storage Inc.	1	62
Federal Realty Investment Trust	—	37
First Industrial Realty Trust Inc.	1	22
Four Corners Property Trust Inc.	1	13
Geo Group Inc.	—	8
Getty Realty Corp.	—	3
	Shares/Par[1]	Value ($)
Global Net Lease Inc.	—	6
HCP Inc.	3	104
Healthcare Realty Trust Inc.	1	15
HFF Inc. - Class A	—	4
Highwoods Properties Inc.	—	15
Host Hotels & Resorts Inc.	3	48
Innovative Industrial Properties Inc. (b)	—	6
JBG Smith Properties	1	21
Lamar Advertising Co. - Class A	—	27
Liberty Property Trust	1	27
Life Storage Inc.	—	31
LTC Properties Inc.	—	9
Mack-Cali Realty Corp.	—	8
Marcus & Millichap Inc. (a)	—	5
Medical Properties Trust Inc.	3	50
Mid-America Apartment Communities Inc.	1	51
National Retail Properties Inc.	1	63
National Storage Affiliates Trust	1	13
New York Mortgage Trust Inc. (b)	1	5
NorthStar Realty Europe Corp.	—	5
Office Properties Income Trust	—	4
Omega Healthcare Investors Inc.	2	55
Pebblebrook Hotel Trust	1	15
PS Business Parks Inc.	—	14
Public Storage	1	229
Rayonier Inc.	1	15
Realty Income Corp.	2	114
Redwood Trust Inc.	1	10
Regency Centers Corp.	1	35
RPT Realty	1	5
Saul Centers Inc.	—	4
SBA Communications Corp. (a)	1	91
Simon Property Group Inc.	2	264
Tanger Factory Outlet Centers Inc.	—	5
Taubman Centers Inc.	—	12
UDR Inc.	1	46
Uniti Group Inc. (b)	1	15
Universal Health Realty Income Trust	—	3
Urban Edge Properties	1	8
Urstadt Biddle Properties Inc. - Class A	—	3
Vornado Realty Trust	1	44
Washington Prime Group Inc.	1	6
Washington REIT	—	7
Weingarten Realty Investors	1	13
Welltower Inc.	3	210
		3,793
Utilities 2.0%
Alliant Energy Corp.	1	47
Ameren Corp.	2	124
American States Water Co.	—	13
American Water Works Co. Inc.	1	83
Aqua America Inc.	1	20
Atmos Energy Corp.	1	52
Avista Corp.	—	10
Black Hills Corp.	1	30
California Water Service Group	—	12
CMS Energy Corp.	1	64
Dominion Energy Inc.	3	202
El Paso Electric Co.	—	9
Eversource Energy	1	86
Hawaiian Electric Industries Inc.	1	17
IDACORP Inc.	—	20
National Fuel Gas Co.	1	36
NextEra Energy Inc.	3	649
Northwest Natural Holding Co.	—	7
NorthWestern Corp.	—	13
NRG Energy Inc.	2	85
OGE Energy Corp.	1	33
ONE Gas Inc.	—	19
Pinnacle West Capital Corp.	1	77
Spire Inc.	—	14
UGI Corp.	1	67
WEC Energy Group Inc.	1	85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	2	91
		1,965
Total Common Stocks (cost $89,108)		96,993
INVESTMENT COMPANIES 0.1%
iShares S&P 400 Growth Index Fund	—	4
iShares S&P 500 Growth Index Fund (b)	—	58
iShares S&P Small-Cap 600 Growth ETF	—	2
Total Investment Companies (cost $63)		64
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	80	80
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	158	158
	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	40	40
Total Short Term Investments (cost $278)		278
Total Investments 99.4% (cost $89,449)		97,335
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 0.6%		582
Total Net Assets 100.0%		97,919

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital S&P 1500 Growth Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3	June 2019	422	2	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital S&P 1500 Value Index Fund
COMMON STOCKS 99.3%
Communication Services 5.0%
Activision Blizzard Inc.	3	135
AMC Networks Inc. - Class A (a)	—	5
AT&T Inc.	28	886
Cable One Inc.	—	8
Cars.com Inc. (a)	—	4
CBS Corp. - Class B	1	65
CenturyLink Inc.	4	44
Charter Communications Inc. - Class A (a)	1	132
Cincinnati Bell Inc. (a)	—	2
Cinemark Holdings Inc.	—	9
Cogent Communications Group Inc.	—	2
Comcast Corp. - Class A	10	379
Consolidated Communications Holdings Inc. (b)	—	1
Discovery Inc. - Class A (a) (b)	1	16
Discovery Inc. - Class C (a)	2	35
DISH Network Corp. - Class A (a)	1	29
Electronic Arts Inc. (a)	1	62
Fox Corp. - Class A (a)	1	28
Fox Corp. - Class B (a)	—	11
Frontier Communications Corp. (a) (b)	—	1
Gannett Co. Inc.	1	6
Interpublic Group of Cos. Inc.	2	32
John Wiley & Sons Inc. - Class A	—	2
Meredith Corp. (b)	—	8
New Media Investment Group Inc.	—	2
News Corp. - Class A	2	18
News Corp. - Class B	1	7
Omnicom Group Inc.	1	63
Scholastic Corp.	—	5
Spok Holdings Inc.	—	1
Tegna Inc.	1	11
Telephone & Data Systems Inc.	—	11
TripAdvisor Inc. (a)	—	7
Viacom Inc. - Class B	1	38
Vonage Holdings Corp. (a)	1	5
Walt Disney Co.	3	332
		2,402
Consumer Discretionary 7.8%
Aaron's Inc.	—	7
Abercrombie & Fitch Co. - Class A	—	7
Adient Plc	—	4
Advance Auto Parts Inc.	—	16
American Axle & Manufacturing Holdings Inc. (a)	1	6
American Eagle Outfitters Inc.	1	15
Aptiv Plc	1	30
Asbury Automotive Group Inc. (a)	—	2
AutoNation Inc. (a)	—	8
Barnes & Noble Education Inc. (a)	—	—
Barnes & Noble Inc.	—	1
Bed Bath & Beyond Inc.	1	9
Best Buy Co. Inc.	1	65
Big Lots Inc.	—	5
Booking Holdings Inc. (a)	—	161
BorgWarner Inc.	1	32
Boyd Gaming Corp.	—	8
Brunswick Corp.	—	17
Buckle Inc. (b)	—	1
Caesars Entertainment Corp. (a) (b)	2	21
Caleres Inc.	—	4
Callaway Golf Co.	—	1
Capri Holdings Ltd. (a)	1	27
Carmax Inc. (a)	—	24
Carnival Plc	2	79
Carter's Inc.	—	9
Cato Corp. - Class A	—	1
Cheesecake Factory Inc. (b)	—	3
Chico's FAS Inc.	1	3
Chuy's Holdings Inc. (a)	—	—
Conn's Inc. (a) (b)	—	2
Cooper Tire & Rubber Co.	—	6
	Shares/Par[1]	Value ($)
Cooper-Standard Holding Inc. (a)	—	2
Core-Mark Holding Co. Inc.	—	7
Cracker Barrel Old Country Store Inc. (b)	—	8
D.R. Horton Inc.	1	54
Dana Holding Corp.	1	10
Darden Restaurants Inc.	—	18
Delphi Technologies Plc	—	7
Dick's Sporting Goods Inc.	—	10
Dillard's Inc. - Class A (b)	—	6
Dollar Tree Inc. (a)	1	97
DSW Inc. - Class A	—	2
Dunkin' Brands Group Inc.	—	9
eBay Inc.	2	77
Ethan Allen Interiors Inc.	—	1
Expedia Group Inc.	—	20
Express Inc. (a)	—	1
Fiesta Restaurant Group Inc. (a)	—	1
Foot Locker Inc.	—	13
Ford Motor Co.	15	133
Fossil Group Inc. (a) (b)	—	2
GameStop Corp. - Class A (b)	—	3
Gap Inc.	1	21
Garmin Ltd.	—	14
Garrett Motion Inc. (a)	—	5
General Motors Co.	5	189
Genesco Inc. (a)	—	4
Gentex Corp.	—	5
Gentherm Inc. (a)	—	1
Genuine Parts Co.	1	64
G-III Apparel Group Ltd. (a)	—	8
Goodyear Tire & Rubber Co.	1	16
Graham Holdings Co.	—	11
Group 1 Automotive Inc.	—	4
H&R Block Inc.	—	7
HanesBrands Inc.	1	13
Harley-Davidson Inc.	1	21
Hasbro Inc.	—	17
Haverty Furniture Cos. Inc.	—	3
Hibbett Sports Inc. (a)	—	1
Home Depot Inc.	2	455
Installed Building Products Inc. (a)	—	3
International Speedway Corp. - Class A	—	2
J.C. Penney Co. Inc. (a) (b)	2	3
Jack in the Box Inc.	—	2
KB Home	—	8
Kirkland's Inc. (a)	—	—
Kohl's Corp.	1	44
La-Z-Boy Inc.	—	6
LCI Industries	—	7
Leggett & Platt Inc.	1	20
Lennar Corp. - Class A	1	55
LGI Homes Inc. (a) (b)	—	5
Limited Brands Inc.	1	25
Lithia Motors Inc. - Class A	—	8
LKQ Corp. (a)	1	35
Lowe's Cos. Inc.	2	183
Lumber Liquidators Holdings Inc. (a) (b)	—	1
M/I Homes Inc. (a)	—	3
Macy's Inc.	1	17
MarineMax Inc. (a)	—	1
Marriott International Inc. - Class A	1	81
Marriott Vacations Worldwide Corp.	—	13
Mattel Inc. (a) (b)	1	9
MDC Holdings Inc.	—	6
Meritage Homes Corp. (a)	—	7
MGM Resorts International	2	50
Michaels Cos. Inc. (a)	—	3
Mohawk Industries Inc. (a)	—	29
Monarch Casino & Resort Inc. (a)	—	2
Motorcar Parts of America Inc. (a)	—	3
Movado Group Inc.	—	1
Murphy USA Inc. (a)	—	9
Nautilus Inc. (a)	—	—
Newell Brands Inc.	1	11
Nike Inc. - Class B	3	201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Nordstrom Inc.	—	10
Norwegian Cruise Line Holdings Ltd. (a)	1	47
NVR Inc. (a)	—	14
Office Depot Inc.	2	8
Oxford Industries Inc.	—	1
Papa John's International Inc. (b)	—	3
Penn National Gaming Inc. (a)	—	5
PetMed Express Inc. (b)	—	1
Polaris Industries Inc.	—	18
Pulte Homes Inc.	1	27
PVH Corp.	—	35
Ralph Lauren Corp. - Class A	—	26
Red Robin Gourmet Burgers Inc. (a)	—	1
Rent-A-Center Inc. (a)	—	3
RH (a) (b)	—	4
Ross Stores Inc.	1	57
Royal Caribbean Cruises Ltd.	1	75
Sally Beauty Holdings Inc. (a)	—	3
Shutterfly Inc. (a)	—	2
Shutterstock Inc.	—	1
Signet Jewelers Ltd.	—	6
Six Flags Entertainment Corp.	—	7
Skechers U.S.A. Inc. - Class A (a)	1	18
Sonic Automotive Inc. - Class A	—	1
Sotheby's (a)	—	2
Standard Motor Products Inc.	—	2
Starbucks Corp.	2	176
Steven Madden Ltd.	—	6
Sturm Ruger & Co. Inc.	—	1
Superior Industries International Inc.	—	—
Tapestry Inc.	—	11
Target Corp.	2	162
Tempur Sealy International Inc. (a)	—	5
Texas Roadhouse Inc.	—	6
Thor Industries Inc.	—	14
Tiffany & Co.	—	23
Tile Shop Holdings Inc.	—	2
Toll Brothers Inc.	1	18
TopBuild Corp. (a)	—	9
TRI Pointe Homes Inc. (a)	1	7
Tupperware Brands Corp.	—	3
Under Armour Inc. - Class A (a)	—	5
Under Armour Inc. - Class C (a)	—	4
Unifi Inc. (a)	—	—
Universal Electronics Inc. (a)	—	2
Vera Bradley Inc. (a)	—	1
Vista Outdoor Inc. (a)	—	1
Visteon Corp. (a)	—	7
Vitamin Shoppe Inc. (a)	—	—
Whirlpool Corp.	—	33
William Lyon Homes - Class A (a)	—	1
Williams-Sonoma Inc. (b)	—	8
Winnebago Industries Inc.	—	3
Wolverine World Wide Inc.	—	4
Wyndham Destinations Inc.	—	6
Wynn Resorts Ltd.	1	45
Zumiez Inc. (a)	—	1
		3,708
Consumer Staples 8.9%
Altria Group Inc.	7	418
Andersons Inc.	—	3
Archer-Daniels-Midland Co.	2	94
B&G Foods Inc. (b)	—	1
Calavo Growers Inc. (b)	—	1
Cal-Maine Foods Inc.	—	2
Campbell Soup Co. (b)	1	28
Casey's General Stores Inc.	—	19
Central Garden & Pet Co. (a) (b)	—	1
Central Garden & Pet Co. - Class A (a)	—	4
Chefs' Warehouse Inc. (a)	—	1
Coca-Cola Co.	7	336
Coca-Cola Consolidated Inc.	—	6
Colgate-Palmolive Co.	2	99
ConAgra Brands Inc.	2	53
	Shares/Par[1]	Value ($)
Costco Wholesale Corp.	2	414
Coty Inc. - Class A (b)	2	20
Darling Ingredients Inc. (a)	1	14
Dean Foods Co.	—	1
Edgewell Personal Care Co. (a)	—	4
Energizer Holdings Inc.	—	6
Estee Lauder Cos. Inc. - Class A	—	46
Flowers Foods Inc.	—	8
General Mills Inc.	2	120
Hain Celestial Group Inc. (a)	—	8
Hershey Co.	—	23
Ingredion Inc.	—	24
J&J Snack Foods Corp.	—	3
JM Smucker Co.	1	52
John B. Sanfilippo & Son Inc.	—	1
Kimberly-Clark Corp.	1	77
Kraft Heinz Foods Co.	3	79
Kroger Co.	3	77
MGP Ingredients Inc. (b)	—	1
Molson Coors Brewing Co. - Class B	1	44
Mondelez International Inc. - Class A	6	280
Nu Skin Enterprises Inc. - Class A	—	11
PepsiCo Inc.	2	261
Philip Morris International Inc.	3	260
Procter & Gamble Co.	4	445
Sanderson Farms Inc. (b)	—	10
Seneca Foods Corp. - Class A (a)	—	—
SpartanNash Co.	—	2
Sprouts Farmers Market Inc. (a)	1	10
Sysco Corp.	1	45
TreeHouse Foods Inc. (a)	—	13
Tyson Foods Inc. - Class A	1	79
United Natural Foods Inc. (a)	—	2
Universal Corp.	—	6
Walgreens Boots Alliance Inc.	3	198
Walmart Inc.	6	539
		4,249
Energy 7.2%
Apergy Corp. (a)	—	7
Baker Hughes a GE Co. LLC - Class A	2	54
Bonanza Creek Energy Inc. (a)	—	1
C&J Energy Services Inc. (a)	—	4
Cabot Oil & Gas Corp.	1	13
CARBO Ceramics Inc. (a) (b)	—	—
Chesapeake Energy Corp. (a) (b)	2	7
Chevron Corp.	8	908
Cimarex Energy Co.	—	13
Concho Resources Inc.	—	40
CONSOL Energy Inc. (a)	—	3
Core Laboratories NV (b)	—	6
Diamond Offshore Drilling Inc. (a) (b)	—	2
Dril-Quip Inc. (a)	—	6
EOG Resources Inc.	2	214
EQT Corp.	1	20
Era Group Inc. (a)	—	—
Exterran Corp. (a)	—	2
Exxon Mobil Corp.	7	585
Geospace Technologies Corp. (a)	—	—
Green Plains Renewable Energy Inc.	—	2
Gulf Island Fabrication Inc. (a)	—	—
Gulfport Energy Corp. (a)	1	5
Halliburton Co.	4	100
Helix Energy Solutions Group Inc. (a)	1	5
Helmerich & Payne Inc.	1	23
Hess Corp.	1	27
Kinder Morgan Inc.	8	151
Laredo Petroleum Holdings Inc. (a)	1	2
Marathon Petroleum Corp.	3	155
Matador Resources Co. (a)	—	3
Matrix Service Co. (a)	—	3
McDermott International Inc. (a)	1	6
Nabors Industries Ltd.	1	2
National Oilwell Varco Inc.	2	40
Newpark Resources Inc. (a)	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Noble Corp. Plc (a)	1	1
Noble Energy Inc.	2	45
Oasis Petroleum Inc. (a)	1	7
Oceaneering International Inc. (a)	1	6
Oil States International Inc. (a)	—	4
ONEOK Inc.	1	49
Par Pacific Holdings Inc. (a)	—	2
Patterson-UTI Energy Inc.	1	11
PBF Energy Inc. - Class A	—	8
PDC Energy Inc. (a)	—	11
Phillips 66	2	154
Pioneer Natural Resources Co.	1	99
Range Resources Corp.	1	9
REX Stores Corp. (a)	—	1
Ring Energy Inc. (a)	—	—
Rowan Cos. Plc - Class A (a)	1	6
Schlumberger Ltd.	5	234
SEACOR Holdings Inc. (a)	—	2
SM Energy Co.	—	6
Southwestern Energy Co. (a)	2	7
SRC Energy Inc. (a)	1	6
Superior Energy Services Inc. (a)	1	4
TechnipFMC Plc	2	38
Tetra Technologies Inc. (a)	—	1
Transocean Ltd. (a)	1	9
Unit Corp. (a) (b)	—	2
US Silica Holdings Inc.	—	6
Valero Energy Corp.	2	136
Whiting Petroleum Corp. (a)	—	2
Williams Cos. Inc.	5	135
World Fuel Services Corp.	—	7
WPX Energy Inc. (a)	2	19
		3,439
Financials 21.1%
Affiliated Managers Group Inc.	—	21
Aflac Inc.	3	146
Alleghany Corp. (a)	—	35
Allstate Corp.	1	121
Ambac Financial Group Inc. (a)	—	4
American Equity Investment Life Holding Co.	—	6
American Express Co.	1	147
American Financial Group Inc.	—	26
American International Group Inc.	3	144
Ameriprise Financial Inc.	—	31
Ameris Bancorp	—	6
Amerisafe Inc.	—	1
Aon Plc - Class A	—	58
Arthur J Gallagher & Co.	—	19
Associated Bancorp	1	14
Assurant Inc.	—	24
Axos Financial Inc. (a)	—	2
Banc of California Inc.	—	3
BancorpSouth Bank	—	5
Bank of America Corp.	35	962
Bank of Hawaii Corp.	—	7
Bank of New York Mellon Corp. (c)	4	171
Bank OZK	1	14
Banner Corp.	—	7
BB&T Corp.	3	137
Berkshire Hathaway Inc. - Class B (a)	4	788
Berkshire Hills Bancorp Inc.	—	5
BlackRock Inc.	1	201
Boston Private Financial Holdings Inc.	—	4
Brighthouse Financial Inc. (a)	1	17
Brookline Bancorp Inc.	—	2
Capital One Financial Corp.	2	148
Cathay General Bancorp	—	9
Central Pacific Financial Corp.	—	1
Charles Schwab Corp.	2	94
Chemical Financial Corp.	—	11
Chubb Ltd.	2	250
Cincinnati Financial Corp.	—	27
Citigroup Inc.	9	568
Citizens Financial Group Inc.	2	59
	Shares/Par[1]	Value ($)
CME Group Inc.	2	229
CNO Financial Group Inc.	1	10
Columbia Banking System Inc.	—	9
Comerica Inc.	—	25
Commerce Bancshares Inc.	—	8
Cullen/Frost Bankers Inc.	—	24
Customers Bancorp Inc. (a)	—	2
CVB Financial Corp.	—	5
Dime Community Bancshares Inc.	—	2
Discover Financial Services	1	32
Donnelley Financial Solutions Inc. (a)	—	2
E*TRADE Financial Corp.	1	18
Eagle Bancorp Inc. (a)	—	6
East West Bancorp Inc.	—	14
Eaton Vance Corp.	—	7
Employer Holdings Inc.	—	6
Encore Capital Group Inc. (a)	—	2
Enova International Inc. (a)	—	2
Evercore Inc. - Class A	—	8
Everest Re Group Ltd.	—	34
EzCorp Inc. - Class A (a)	—	2
Federated Investors Inc. - Class B	—	6
Fidelity Southern Corp.	—	1
Fifth Third Bancorp	3	74
First American Financial Corp.	1	21
First Bancorp Inc.	—	4
First Commonwealth Financial Corp.	1	5
First Financial Bancorp	—	9
First Horizon National Corp.	1	17
First Midwest Bancorp Inc.	—	3
Flagstar Bancorp Inc.	—	3
FNB Corp.	1	7
Franklin Financial Network Inc.	—	1
Franklin Resources Inc.	1	38
Fulton Financial Corp.	1	10
Genworth Financial Inc. - Class A (a)	1	3
Goldman Sachs Group Inc.	1	256
Granite Point Mortgage Trust Inc.	—	1
Great Western Bancorp Inc.	—	3
Greenhill & Co. Inc.	—	—
Hancock Whitney Co.	—	12
Hanmi Financial Corp.	—	2
Hanover Insurance Group Inc.	—	11
Hartford Financial Services Group Inc.	2	70
Heritage Financial Corp.	—	3
Home Bancshares Inc.	—	6
HomeStreet Inc. (a)	—	1
Hope Bancorp Inc.	1	6
Horace Mann Educators Corp.	—	6
Huntington Bancshares Inc.	4	51
Interactive Brokers Group Inc.	—	5
International Bancshares Corp.	—	8
INTL FCStone Inc. (a)	—	3
Invesco Ltd.	2	31
James River Group Holdings Ltd.	—	5
Janus Henderson Group Plc	1	16
Jefferies Financial Group Inc.	1	20
JPMorgan Chase & Co.	13	1,286
Kemper Corp.	—	10
KeyCorp	4	61
Legg Mason Inc.	—	8
Lincoln National Corp.	1	46
Loews Corp.	1	50
M&T Bank Corp.	1	84
Marsh & McLennan Cos. Inc.	1	67
Mercury General Corp.	—	2
Meta Financial Group Inc.	—	2
MetLife Inc.	4	157
Moody's Corp.	—	60
Morgan Stanley	5	212
NASDAQ Inc.	—	11
National Bank Holdings Corp. - Class A	—	1
Navient Corp.	1	11
NBT Bancorp Inc.	—	6
New York Community Bancorp Inc.	2	21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
NMI Holdings Inc. - Class A (a)	—	3
Northern Trust Corp.	1	36
Northfield Bancorp Inc.	—	2
Northwest Bancshares Inc.	1	7
OFG Bancorp	—	2
Old Republic International Corp.	1	22
Opus Bank	—	1
Oritani Financial Corp.	—	2
Pacific Premier Bancorp Inc.	—	5
PacWest Bancorp	1	17
People's United Financial Inc.	2	25
Pinnacle Financial Partners Inc.	—	16
Piper Jaffray Cos.	—	5
PNC Financial Services Group Inc.	2	217
PRA Group Inc. (a)	—	6
Preferred Bank	—	1
Principal Financial Group Inc.	1	50
ProAssurance Corp.	—	7
Progressive Corp.	1	77
Prosperity Bancshares Inc.	—	17
Provident Financial Services Inc.	—	7
Prudential Financial Inc.	2	145
Raymond James Financial Inc.	1	40
Regions Financial Corp.	4	56
Reinsurance Group of America Inc.	—	35
RenaissanceRe Holdings Ltd.	—	23
S&T Bancorp Inc.	—	2
Safety Insurance Group Inc.	—	4
SEI Investments Co.	—	11
Selective Insurance Group Inc.	—	5
ServisFirst Bancshares Inc.	—	3
Signature Bank	—	10
Simmons First National Corp. - Class A	—	9
Southside Bancshares Inc.	—	3
State Street Corp.	2	97
Sterling Bancorp Inc.	1	8
Stewart Information Services Corp.	—	5
Stifel Financial Corp.	—	14
SunTrust Banks Inc.	2	101
Synchrony Financial	3	80
Synovus Financial Corp.	1	21
T. Rowe Price Group Inc.	1	47
TCF Financial Corp.	1	14
Texas Capital Bancshares Inc. (a)	—	10
Third Point Reinsurance Ltd. (a)	—	2
Tompkins Financial Corp.	—	1
Torchmark Corp.	—	18
Travelers Cos. Inc.	1	140
TrustCo Bank Corp.	—	2
Trustmark Corp.	—	9
Umpqua Holdings Corp.	1	14
United Bankshares Inc.	1	15
United Community Banks Inc.	—	7
United Insurance Holdings Corp.	—	1
Unum Group	1	29
Valley National Bancorp	1	12
Veritex Holdings Inc.	—	2
Virtus Investment Partners Inc.	—	1
Waddell & Reed Financial Inc. - Class A	—	2
Walker & Dunlop Inc.	—	6
Washington Federal Inc.	—	9
Webster Financial Corp.	—	17
Wells Fargo & Co.	16	768
Willis Towers Watson Plc	1	87
Wintrust Financial Corp.	—	15
WisdomTree Investments Inc. (b)	—	1
World Acceptance Corp. (a)	—	1
WR Berkley Corp.	1	31
Zions Bancorp	1	32
		10,045
Health Care 10.5%
AbbVie Inc.	3	222
Acadia Pharmaceuticals Inc. (a) (b)	—	10
Acorda Therapeutics Inc. (a)	—	1
	Shares/Par[1]	Value ($)
Agilent Technologies Inc.	1	47
Akorn Inc. (a)	1	2
Align Technology Inc. (a)	—	39
Allergan Plc	1	178
Allscripts Healthcare Solutions Inc. (a)	1	6
AMAG Pharmaceuticals Inc. (a)	—	2
AmerisourceBergen Corp.	1	48
Amgen Inc.	1	157
Anika Therapeutics Inc. (a)	—	1
Anthem Inc.	1	285
Assertio Therapeutics Inc. (a)	—	1
Baxter International Inc.	1	85
Becton Dickinson & Co.	1	97
Biogen Inc. (a)	—	83
Bristol-Myers Squibb Co.	3	148
Cambrex Corp. (a)	—	1
Cantel Medical Corp.	—	5
Cardinal Health Inc.	1	57
Catalent Inc. (a)	—	9
Celgene Corp. (a)	2	135
Centene Corp. (a)	2	85
Charles River Laboratories International Inc. (a)	—	13
Cigna Corp.	1	102
Community Health Systems Inc. (a) (b)	1	2
Computer Programs & Systems Inc.	—	—
Cooper Cos. Inc.	—	33
Covetrus Inc. (a) (b)	—	7
Cross Country Healthcare Inc. (a)	—	1
CVS Health Corp.	5	272
Cytokinetics Inc. (a)	—	—
Danaher Corp.	1	142
Dentsply Sirona Inc.	1	43
Diplomat Pharmacy Inc. (a)	—	1
Emergent BioSolutions Inc. (a)	—	3
Exelixis Inc. (a)	1	14
Gilead Sciences Inc.	5	322
HealthStream Inc.	—	1
Henry Schein Inc. (a)	—	19
Hologic Inc. (a)	1	22
Incyte Corp. (a)	—	30
Inogen Inc. (a)	—	2
Invacare Corp.	—	1
Iqvia Ltd. (a)	—	23
Johnson & Johnson	4	593
Laboratory Corp. of America Holdings (a)	1	58
Lannett Co. Inc. (a) (b)	—	2
Lantheus Holdings Inc. (a)	—	2
LHC Group Inc. (a)	—	5
Magellan Health Services Inc. (a)	—	7
McKesson Corp.	1	87
Medicines Co. (a) (b)	—	3
Medidata Solutions Inc. (a)	—	7
MEDNAX Inc. (a)	—	9
Mettler-Toledo International Inc. (a)	—	25
Momenta Pharmaceuticals Inc. (a)	—	1
Mylan NV (a)	2	58
Myriad Genetics Inc. (a)	—	5
Natus Medical Inc. (a)	—	1
Nektar Therapeutics (a)	1	23
OraSure Technologies Inc. (a)	—	1
Orthofix Medical Inc. (a)	—	1
Owens & Minor Inc.	—	1
Patterson Cos. Inc.	—	7
PerkinElmer Inc.	—	19
Perrigo Co. Plc	1	24
Phibro Animal Health Corp. - Class A	—	1
Prestige Consumer Healthcare Inc. (a)	—	7
Providence Services Corp. (a)	—	2
Quest Diagnostics Inc.	1	46
Regeneron Pharmaceuticals Inc. (a)	—	52
Select Medical Holdings Corp. (a)	1	6
Stryker Corp.	1	98
Syneos Health Inc. - Class A (a)	—	4
Tenet Healthcare Corp. (a)	—	6
United Therapeutics Corp. (a)	—	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
UnitedHealth Group Inc.	4	921
Universal Health Services Inc. - Class B	—	18
Varex Imaging Corp. (a)	—	1
Waters Corp. (a)	—	28
Zoetis Inc. - Class A	1	85
		4,990
Industrials 11.1%
3M Co.	1	228
AAON Inc.	—	2
AAR Corp.	—	2
ABM Industries Inc.	—	9
Actuant Corp. - Class A	—	2
Acuity Brands Inc.	—	18
AECOM (a)	1	18
Aegion Corp. (a)	—	2
AGCO Corp.	—	18
Alamo Group Inc.	—	3
Alarm.com Holdings Inc. (a)	—	4
Alaska Air Group Inc.	1	27
Allegion Plc	—	17
American Airlines Group Inc.	2	49
American Woodmark Corp. (a)	—	5
AO Smith Corp.	1	29
Apogee Enterprises Inc.	—	3
Applied Industrial Technologies Inc.	—	3
ArcBest Corp.	—	4
Arconic Inc.	2	33
Arcosa Inc.	—	6
Astec Industries Inc.	—	4
Atlas Air Worldwide Holdings Inc. (a)	—	6
Avis Budget Group Inc. (a)	—	9
AZZ Inc.	—	1
Barnes Group Inc.	—	6
Brady Corp. - Class A	—	2
Briggs & Stratton Corp.	—	2
Brink's Co.	—	7
C.H. Robinson Worldwide Inc.	1	46
Carlisle Cos. Inc.	—	10
Caterpillar Inc.	2	303
Chart Industries Inc. (a)	—	7
CIRCOR International Inc. (a)	—	3
Clean Harbors Inc. (a)	—	5
Colfax Corp. (a)	1	12
Comfort Systems USA Inc.	—	3
Copart Inc. (a)	—	16
Crane Co.	—	7
Cubic Corp.	—	2
Cummins Inc.	1	89
Deere & Co.	1	197
Delta Air Lines Inc.	3	125
Deluxe Corp.	—	7
Donaldson Co. Inc.	—	9
Dover Corp.	1	52
Dycom Industries Inc. (a)	—	5
Eaton Corp. Plc	1	70
Echo Global Logistics Inc. (a)	—	4
EMCOR Group Inc.	—	17
Emerson Electric Co.	3	164
Encore Wire Corp.	—	5
EnerSys Inc.	—	3
EnPro Industries Inc.	—	6
Equifax Inc.	—	21
Federal Signal Corp.	—	2
FedEx Corp.	1	92
Flowserve Corp.	—	10
Fluor Corp.	1	20
Fortive Corp.	1	96
Fortune Brands Home & Security Inc.	1	26
Forward Air Corp.	—	2
FTI Consulting Inc. (a)	—	5
GATX Corp.	—	7
General Dynamics Corp.	1	179
General Electric Co.	34	338
Genesee & Wyoming Inc. - Class A (a)	—	10
	Shares/Par[1]	Value ($)
Gibraltar Industries Inc. (a)	—	2
Graco Inc.	—	12
Granite Construction Inc.	—	7
Greenbrier Cos. Inc.	—	5
Griffon Corp.	—	3
Harris Corp.	—	35
Hawaiian Holdings Inc.	—	2
Healthcare Services Group Inc.	—	5
Heartland Express Inc.	—	2
Heidrick & Struggles International Inc.	—	2
Herman Miller Inc.	—	8
Hillenbrand Inc.	—	6
HNI Corp.	—	5
Honeywell International Inc.	2	226
HUB Group Inc. - Class A (a)	—	2
Hubbell Inc.	—	10
Huntington Ingalls Industries Inc.	—	34
Illinois Tool Works Inc.	1	100
Insteel Industries Inc.	—	1
Interface Inc.	—	3
Jacobs Engineering Group Inc.	1	35
JB Hunt Transport Services Inc.	—	11
JetBlue Airways Corp. (a)	1	19
John Bean Technologies Corp.	—	6
Johnson Controls International Plc	4	132
Kaman Corp.	—	3
Kansas City Southern	—	26
KBR Inc.	—	7
Kelly Services Inc. - Class A	—	2
Kirby Corp. (a)	—	9
Knight-Swift Transportation Holdings Inc. - Class A	1	16
Korn Ferry	—	5
L3 Technologies Inc.	—	26
Landstar System Inc.	—	6
Lincoln Electric Holdings Inc.	—	10
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	115
LSC Communications Inc.	—	—
Lydall Inc. (a)	—	2
Manpower Inc.	—	19
Marten Transport Ltd.	—	2
Masco Corp.	1	23
MasTec Inc. (a)	—	11
Matthews International Corp. - Class A	—	5
Mercury Systems Inc. (a)	—	6
Moog Inc. - Class A	—	11
MSC Industrial Direct Co. - Class A	—	7
Mueller Industries Inc.	—	7
Multi-Color Corp.	—	4
MYR Group Inc. (a)	—	3
Navigant Consulting Inc.	—	1
Nielsen Holdings Plc	2	33
Nordson Corp.	—	16
Norfolk Southern Corp.	—	59
Northrop Grumman Systems Corp.	1	178
NOW Inc. (a)	—	3
nVent Electric Plc	1	17
Old Dominion Freight Line Inc.	—	11
Orion Group Holdings Inc. (a)	—	—
Oshkosh Corp.	—	20
PACCAR Inc.	1	90
Parker Hannifin Corp.	1	86
Patrick Industries Inc. (a)	—	3
Pentair Plc	1	26
PGT Innovations Inc. (a)	—	1
Pitney Bowes Inc.	1	5
Powell Industries Inc.	—	1
Quanex Building Products Corp.	—	2
Quanta Services Inc.	1	20
Raytheon Co.	1	115
Regal-Beloit Corp.	—	7
Republic Services Inc.	1	38
Resideo Technologies Inc. (a)	1	9
Resources Connection Inc.	—	1
Robert Half International Inc.	—	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Rockwell Automation Inc.	—	40
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	13
Saia Inc. (a)	—	6
Simpson Manufacturing Co. Inc.	—	5
SkyWest Inc.	—	11
Snap-On Inc.	—	34
Southwest Airlines Co.	2	100
SPX Flow Technology USA Inc. (a)	—	6
Standex International Corp.	—	3
Stanley Black & Decker Inc.	1	80
Stericycle Inc. (a)	—	19
Team Inc. (a) (b)	—	2
Teledyne Technologies Inc. (a)	—	17
Tennant Co.	—	2
Terex Corp.	—	8
Tetra Tech Inc.	—	7
Textron Inc.	1	47
Timken Co.	—	11
Titan International Inc.	—	—
Toro Co.	—	10
Trex Co. Inc. (a)	—	5
Trinity Industries Inc.	1	11
Triumph Group Inc.	—	2
TrueBlue Inc. (a)	—	4
United Continental Holdings Inc. (a)	1	69
United Parcel Service Inc. - Class B	1	151
United Rentals Inc. (a)	—	16
United Technologies Corp.	2	212
Universal Forest Products Inc.	—	7
Valmont Industries Inc.	—	10
Verisk Analytics Inc.	—	27
Veritiv Corp. (a)	—	2
Viad Corp.	—	5
Wabash National Corp.	—	2
Wabtec Corp.	—	21
WageWorks Inc. (a)	—	2
Watsco Inc.	—	17
Watts Water Technologies Inc. - Class A	—	5
Werner Enterprises Inc.	—	6
XPO Logistics Inc. (a) (b)	—	14
		5,263
Information Technology 15.5%
Accenture Plc - Class A	1	234
ADTRAN Inc.	—	4
Advanced Energy Industries Inc. (a)	—	5
Amphenol Corp. - Class A	1	68
Analog Devices Inc.	1	69
Anixter International Inc. (a)	—	7
Apple Inc.	17	3,299
Applied Materials Inc.	4	145
Applied Optoelectronics Inc. (a) (b)	—	1
Arlo Technologies Inc. (a)	—	1
ARRIS International Plc (a)	1	19
Arrow Electronics Inc. (a)	—	26
Avnet Inc.	1	17
Axcelis Technologies Inc. (a)	—	1
Badger Meter Inc.	—	4
Bel Fuse Inc. - Class B	—	2
Belden Inc.	—	8
Benchmark Electronics Inc.	—	4
Blackbaud Inc.	—	6
CACI International Inc. - Class A (a)	—	18
Cadence Design Systems Inc. (a)	1	29
CDK Global Inc.	—	18
CEVA Inc. (a)	—	2
Cirrus Logic Inc. (a)	—	10
Cognex Corp.	—	17
Cognizant Technology Solutions Corp. - Class A	2	162
Coherent Inc. (a)	—	13
Cohu Inc.	—	1
Comtech Telecommunications Corp.	—	2
Control4 Corp. (a)	—	2
Corning Inc.	3	101
	Shares/Par[1]	Value ($)
Cray Inc. (a)	—	1
CSG Systems International Inc.	—	2
Daktronics Inc.	—	1
Diebold Nixdorf Inc. (a)	—	1
Digi International Inc. (a)	—	1
Diodes Inc. (a)	—	2
DSP Group Inc. (a)	—	—
DXC Technology Co.	1	67
Ebix Inc. (b)	—	1
Electronics for Imaging Inc. (a)	—	5
ePlus Inc. (a)	—	3
EVERTEC Inc.	—	2
ExlService Holdings Inc. (a)	—	6
Extreme Networks (a)	—	1
Fabrinet (a)	—	2
FARO Technologies Inc. (a)	—	1
Finisar Corp. (a)	1	10
First Solar Inc. (a)	—	16
FleetCor Technologies Inc. (a)	—	34
FLIR Systems Inc.	1	25
FormFactor Inc. (a)	—	6
Hewlett Packard Enterprise Co.	5	82
HP Inc.	6	115
Ichor Holdings Ltd. (a) (b)	—	1
II-VI Inc. (a)	—	9
Insight Enterprises Inc. (a)	—	8
Intel Corp.	6	308
InterDigital Inc.	—	3
International Business Machines Corp.	4	488
IPG Photonics Corp. (a)	—	20
Itron Inc. (a)	—	6
Jabil Inc.	1	15
Jack Henry & Associates Inc.	—	22
Juniper Networks Inc.	1	35
KLA-Tencor Corp.	—	35
Knowles Corp. (a)	—	2
Kopin Corp. (a) (b)	—	—
Kulicke & Soffa Industries Inc.	—	6
Lam Research Corp.	1	105
LivePerson Inc. (a)	—	2
LogMeIn Inc.	—	16
Lumentum Holdings Inc. (a)	—	8
Manhattan Associates Inc. (a)	—	4
Mantech International Corp. - Class A	—	5
Maxim Integrated Products Inc.	1	22
MaxLinear Inc. - Class A (a)	—	2
Methode Electronics Inc.	—	5
Microchip Technology Inc. (b)	1	38
Micron Technology Inc. (a)	4	180
MicroStrategy Inc. - Class A (a)	—	1
MKS Instruments Inc.	—	20
Monotype Imaging Holdings Inc.	—	1
MTS Systems Corp.	—	2
NCR Corp. (a)	1	13
NetGear Inc. (a)	—	5
NetScout Systems Inc. (a)	—	8
NIC Inc.	—	2
Nvidia Corp.	1	199
OneSpan Inc. (a)	—	1
Oracle Corp.	5	266
OSI Systems Inc. (a)	—	3
Park Electrochemical Corp.	—	—
Paychex Inc.	1	38
PDF Solutions Inc. (a)	—	—
Perspecta Inc.	1	10
Photronics Inc. (a)	—	3
Plantronics Inc.	—	2
Plexus Corp. (a)	—	7
Power Integrations Inc.	—	2
Progress Software Corp.	—	2
Qorvo Inc. (a)	1	35
QUALCOMM Inc.	2	129
Qualys Inc. (a)	—	5
Rambus Inc. (a)	1	5
Rogers Corp. (a)	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Rudolph Technologies Inc. (a)	—	1
Sanmina Corp. (a)	—	8
ScanSource Inc. (a)	—	3
Science Applications International Corp.	—	16
Seagate Technology	—	17
Skyworks Solutions Inc.	—	21
SolarEdge Technologies Inc. (a) (b)	—	2
Sykes Enterprises Inc. (a)	—	4
Symantec Corp.	3	57
Synaptics Inc. (a)	—	2
SYNNEX Corp.	—	16
Synopsys Inc. (a)	—	29
TE Connectivity Ltd.	1	105
Tech Data Corp. (a)	—	14
Teradyne Inc.	—	10
Texas Instruments Inc.	1	131
TiVo Corp.	1	5
Total System Services Inc.	—	19
Travelport Worldwide Ltd.	—	3
TTEC Holdings Inc.	—	1
TTM Technologies Inc. (a)	1	5
Ultra Clean Holdings Inc. (a)	—	1
Universal Display Corp. (b)	—	9
Veeco Instruments Inc. (a)	—	2
Versum Materials Inc.	—	7
ViaSat Inc. (a) (b)	—	9
Vishay Intertechnology Inc.	1	9
Western Digital Corp.	1	53
Western Union Co.	1	19
Xerox Corp.	1	25
Xperi Corp.	—	4
		7,395
Materials 3.8%
AdvanSix Inc. (a)	—	4
AK Steel Holding Corp. (a) (b)	1	1
Albemarle Corp.	1	34
American Vanguard Corp.	—	1
AptarGroup Inc.	—	12
Ashland Global Holdings Inc.	—	18
Avery Dennison Corp.	—	20
Balchem Corp.	—	6
Ball Corp.	1	24
Bemis Co. Inc.	—	10
Boise Cascade Co.	—	5
Cabot Corp.	—	4
Carpenter Technology Corp.	—	8
Celanese Corp. - Class A	—	24
Century Aluminum Co. (a)	—	1
CF Industries Holdings Inc.	1	20
Clearwater Paper Corp. (a)	—	1
Commercial Metals Co.	1	8
Compass Minerals International Inc.	—	7
Domtar Corp.	—	11
DowDuPont Inc.	9	467
Eagle Materials Inc.	—	8
Eastman Chemical Co.	—	19
Ferro Corp. (a)	—	4
FMC Corp.	—	23
Freeport-McMoRan Inc. - Class B	3	39
FutureFuel Corp.	—	1
Greif Inc. - Class A	—	2
Haynes International Inc.	—	2
HB Fuller Co.	—	9
Ingevity Corp. (a)	—	8
Innophos Holdings Inc.	—	1
International Flavors & Fragrances Inc.	1	51
International Paper Co.	2	72
Koppers Holdings Inc. (a)	—	2
Kraton Corp. (a)	—	5
Linde Plc	1	124
Livent Corp. (a)	1	8
Louisiana-Pacific Corp.	—	7
LSB Industries Inc. (a)	—	—
LyondellBasell Industries NV - Class A	1	99
	Shares/Par[1]	Value ($)
Martin Marietta Materials Inc.	—	21
Materion Corp.	—	1
Mercer International Inc.	—	2
Minerals Technologies Inc.	—	8
Mosaic Co.	1	19
Myers Industries Inc.	—	3
Neenah Inc.	—	5
NewMarket Corp.	—	4
Newmont Mining Corp.	2	74
Nucor Corp.	1	69
Olin Corp.	1	15
Olympic Steel Inc.	—	—
Owens-Illinois Inc.	1	11
P.H. Glatfelter Co.	—	2
Packaging Corp. of America	—	36
PolyOne Corp.	—	9
PPG Industries Inc.	1	55
Rayonier Advanced Materials Inc.	—	2
Reliance Steel & Aluminum Co.	—	23
Royal Gold Inc.	—	8
Schweitzer-Mauduit International Inc.	—	5
Scotts Miracle-Gro Co. - Class A	—	4
Sealed Air Corp.	1	28
Sensient Technologies Corp.	—	7
Sherwin-Williams Co.	—	53
Silgan Holdings Inc.	—	8
Sonoco Products Co.	1	25
Steel Dynamics Inc.	1	30
Stepan Co.	—	7
TimkenSteel Corp. (a)	—	2
Tredegar Corp.	—	2
United States Steel Corp.	1	14
US Concrete Inc. (a)	—	2
Valvoline Inc.	1	8
Vulcan Materials Co.	—	31
WestRock Co.	1	37
Worthington Industries Inc.	—	5
		1,805
Real Estate 3.5%
Acadia Realty Trust	—	3
Alexander & Baldwin Inc.	—	8
Alexandria Real Estate Equities Inc.	1	63
American Assets Trust Inc.	—	2
Apollo Commercial Real Estate Finance Inc.	1	8
ARMOUR Residential REIT Inc.	—	1
AvalonBay Communities Inc.	—	34
Boston Properties Inc.	—	37
Brixmor Property Group Inc.	1	11
Camden Property Trust	—	16
Capstead Mortgage Corp.	1	4
CBL & Associates Properties Inc. (b)	1	1
CBRE Group Inc. - Class A (a)	1	60
Cedar Realty Trust Inc.	—	1
Chatham Lodging Trust	—	3
Chesapeake Lodging Trust	—	7
CoreCivic Inc.	—	4
Coresite Realty Corp.	—	6
Corporate Office Properties Trust	1	11
Cousins Properties Inc.	1	8
Crown Castle International Corp.	1	122
DiamondRock Hospitality Co.	—	3
Digital Realty Trust Inc.	—	41
Douglas Emmett Inc.	—	13
Duke Realty Corp.	1	14
EPR Properties	—	6
Equinix Inc.	—	59
Equity Residential Properties Inc.	1	35
Essex Property Trust Inc.	—	20
Extra Space Storage Inc.	—	17
Federal Realty Investment Trust	—	20
First Industrial Realty Trust Inc.	—	6
Franklin Street Properties Corp.	—	2
Geo Group Inc.	—	6
Getty Realty Corp.	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Global Net Lease Inc.	—	5
Healthcare Realty Trust Inc.	—	7
Hersha Hospitality Trust	—	3
HFF Inc. - Class A	—	5
Highwoods Properties Inc.	—	9
Hospitality Properties Trust	1	17
Host Hotels & Resorts Inc.	2	30
Independence Realty Trust Inc.	—	3
Invesco Mortgage Capital Inc.	1	9
Iron Mountain Inc.	1	39
iStar Inc.	—	2
JBG Smith Properties	—	4
Jones Lang LaSalle Inc.	—	27
Kilroy Realty Corp.	1	29
Kimco Realty Corp.	2	31
Kite Realty Group Trust	—	6
Lamar Advertising Co. - Class A	—	10
Lexington Realty Trust	1	7
Liberty Property Trust	—	12
LTC Properties Inc.	—	2
Macerich Co.	1	17
Mack-Cali Realty Corp.	—	2
Mid-America Apartment Communities Inc.	—	21
New York Mortgage Trust Inc.	—	2
NorthStar Realty Europe Corp.	—	1
Office Properties Income Trust	—	3
Pebblebrook Hotel Trust	—	8
Pennsylvania REIT (b)	—	1
Pennymac Mortgage Investment Trust	—	6
PotlatchDeltic Corp.	—	10
ProLogis Inc.	3	176
PS Business Parks Inc.	—	4
Rayonier Inc.	—	7
RE/MAX Holdings Inc. - Class A	—	2
Realogy Holdings Corp. (b)	1	5
Realty Income Corp.	—	24
Regency Centers Corp.	—	23
Retail Opportunity Investments Corp.	1	8
RPT Realty	—	1
Sabra Healthcare REIT Inc.	1	15
Saul Centers Inc.	—	1
SBA Communications Corp. (a)	—	37
Senior Housing Properties Trust	1	10
Simon Property Group Inc.	1	73
SL Green Realty Corp.	—	30
Summit Hotel Properties Inc.	1	6
Tanger Factory Outlet Centers Inc.	—	5
Taubman Centers Inc.	—	6
UDR Inc.	1	21
Universal Health Realty Income Trust	—	1
Urban Edge Properties	—	4
Ventas Inc.	2	88
Vornado Realty Trust	—	23
Washington REIT	—	5
Weingarten Realty Investors	—	4
Weyerhaeuser Co.	3	76
Whitestone REIT	—	1
Xenia Hotels & Resorts Inc.	1	10
		1,647
Utilities 4.9%
AES Corp.	3	47
Allete Inc.	—	17
Alliant Energy Corp.	1	19
American Electric Power Co. Inc.	2	160
American States Water Co.	—	2
American Water Works Co. Inc.	—	28
Aqua America Inc.	1	15
Atmos Energy Corp.	—	20
Avista Corp.	—	6
California Water Service Group	—	4
CenterPoint Energy Inc.	2	61
	Shares/Par[1]	Value ($)
CMS Energy Corp.	1	27
Consolidated Edison Inc.	1	106
Dominion Energy Inc.	2	125
DTE Energy Co.	1	88
Duke Energy Corp.	3	255
Edison International	1	79
El Paso Electric Co.	—	4
Entergy Corp.	1	70
Evergy Inc.	1	58
Eversource Energy	1	39
Exelon Corp.	4	188
FirstEnergy Corp.	2	82
Hawaiian Electric Industries Inc.	—	9
IDACORP Inc.	—	8
MDU Resources Group Inc.	1	20
New Jersey Resources Corp.	—	17
NiSource Inc.	2	42
Northwest Natural Holding Co.	—	2
NorthWestern Corp.	—	5
OGE Energy Corp.	—	14
ONE Gas Inc.	—	9
PNM Resources Inc.	—	15
PPL Corp.	3	89
Public Service Enterprise Group Inc.	2	117
Sempra Energy	1	134
South Jersey Industries Inc.	1	12
Southern Co.	4	207
Southwest Gas Corp.	—	17
Spire Inc.	—	9
WEC Energy Group Inc.	1	50
Xcel Energy Inc.	1	61
		2,337
Total Common Stocks (cost $46,207)		47,280
RIGHTS 0.0%
A. Schulman Inc. (a) (d)	—	—
Total Rights (cost $0)		—
INVESTMENT COMPANIES 0.2%
iShares S&P 500 Value Index Fund	1	77
iShares S&P Mid-Cap 400 Value ETF	—	6
iShares S&P Small-Cap 600 Value ETF	—	3
Total Investment Companies (cost $86)		86
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (e)	165	165
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (e)	79	79
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	7	7
Total Short Term Investments (cost $251)		251
Total Investments 100.0% (cost $46,544)		47,617
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		18
Total Net Assets 100.0%		47,636

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	133	30	3	1	—	11	171	0.4

JNL/Mellon Capital S&P 1500 Value Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	June 2019	140	1	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 99.1%
Communication Services 2.1%
ATN International Inc.	35	1,948
Care.com Inc. (a)	86	1,707
Cincinnati Bell Inc. (a)	162	1,542
Cogent Communications Group Inc.	135	7,311
Consolidated Communications Holdings Inc. (b)	227	2,480
EW Scripps Co. - Class A	181	3,809
Frontier Communications Corp. (a) (b)	351	698
Gannett Co. Inc.	374	3,947
Iridium Communications Inc. (a)	316	8,354
Marcus Corp.	69	2,782
New Media Investment Group Inc.	178	1,871
QuinStreet Inc. (a) (b)	120	1,608
Scholastic Corp.	88	3,515
Spok Holdings Inc.	60	810
TechTarget Inc. (a)	71	1,163
Vonage Holdings Corp. (a)	719	7,222
		50,767
Consumer Discretionary 13.8%
Abercrombie & Fitch Co. - Class A	213	5,839
American Axle & Manufacturing Holdings Inc. (a)	359	5,133
American Public Education Inc. (a)	54	1,631
Asbury Automotive Group Inc. (a)	63	4,399
Ascena Retail Group Inc. (a) (b)	567	613
Barnes & Noble Education Inc. (a)	126	531
Barnes & Noble Inc.	183	993
Belmond Ltd. - Class A (a)	291	7,267
Big Lots Inc.	129	4,906
BJ's Restaurants Inc.	69	3,274
Buckle Inc. (b)	94	1,763
Caleres Inc.	139	3,420
Callaway Golf Co.	291	4,637
Career Education Corp. (a)	231	3,809
Cato Corp. - Class A	71	1,058
Cavco Industries Inc. (a)	28	3,282
Chico's FAS Inc.	412	1,759
Childrens Place Retail Stores Inc. (b)	52	5,089
Chuy's Holdings Inc. (a)	56	1,276
Conn's Inc. (a) (b)	79	1,800
Cooper Tire & Rubber Co.	162	4,854
Cooper-Standard Holding Inc. (a)	54	2,524
Core-Mark Holding Co. Inc.	148	5,511
Crocs Inc. (a)	217	5,585
Dave & Buster's Entertainment Inc.	126	6,287
Dine Brands Global Inc.	58	5,294
Dorman Products Inc. (a)	94	8,312
DSW Inc. - Class A	219	4,856
El Pollo Loco Holdings Inc. (a)	71	921
Ethan Allen Interiors Inc.	77	1,481
Express Inc. (a)	213	914
Fiesta Restaurant Group Inc. (a)	77	1,011
Fossil Group Inc. (a) (b)	144	1,982
Fox Factory Holding Corp. (a)	123	8,564
GameStop Corp. - Class A (b)	334	3,393
Garrett Motion Inc. (a)	243	3,577
Genesco Inc. (a)	66	3,008
Gentherm Inc. (a)	109	4,032
G-III Apparel Group Ltd. (a)	134	5,374
Group 1 Automotive Inc.	57	3,665
Guess Inc.	186	3,645
Haverty Furniture Cos. Inc.	65	1,412
Hibbett Sports Inc. (a)	63	1,427
Installed Building Products Inc. (a)	70	3,397
iRobot Corp. (a) (b)	90	10,571
J.C. Penney Co. Inc. (a) (b)	990	1,475
Kirkland's Inc. (a)	53	374
La-Z-Boy Inc.	153	5,047
LCI Industries	81	6,248
LGI Homes Inc. (a) (b)	60	3,607
Liquidity Services Inc. (a)	87	675
Lithia Motors Inc. - Class A (b)	73	6,780
	Shares/Par[1]	Value ($)
Lumber Liquidators Holdings Inc. (a) (b)	93	944
M/I Homes Inc. (a)	93	2,471
MarineMax Inc. (a)	74	1,409
MDC Holdings Inc.	160	4,662
Meritage Homes Corp. (a)	117	5,214
Monarch Casino & Resort Inc. (a)	38	1,689
Monro Inc.	107	9,270
Motorcar Parts of America Inc. (a) (b)	63	1,195
Movado Group Inc.	52	1,885
Nautilus Inc. (a)	102	567
Office Depot Inc.	1,772	6,432
Oxford Industries Inc. (b)	54	4,091
PetMed Express Inc. (b)	68	1,560
Red Robin Gourmet Burgers Inc. (a)	43	1,229
Regis Corp. (a)	99	1,944
Rent-A-Center Inc. (a)	146	3,050
RH (a) (b)	61	6,252
Ruth's Hospitality Group Inc.	94	2,393
Shake Shack Inc. - Class A (a) (b)	85	5,014
Shoe Carnival Inc. (b)	31	1,053
Shutterfly Inc. (a)	110	4,453
Shutterstock Inc.	61	2,856
Sleep Number Corp. (a)	100	4,690
Sonic Automotive Inc. - Class A	81	1,196
Stamps.com Inc. (a)	53	4,318
Standard Motor Products Inc.	65	3,195
Steven Madden Ltd.	254	8,587
Strategic Education Inc.	71	9,295
Sturm Ruger & Co. Inc.	56	2,951
Superior Industries International Inc.	78	373
Tailored Brands Inc. (b)	164	1,286
Tile Shop Holdings Inc.	119	674
TopBuild Corp. (a)	113	7,312
Unifi Inc. (a)	48	923
Universal Electronics Inc. (a)	45	1,686
Vera Bradley Inc. (a)	65	865
Vista Outdoor Inc. (a)	190	1,522
Vitamin Shoppe Inc. (a)	52	365
William Lyon Homes - Class A (a) (b)	104	1,593
Wingstop Inc.	95	7,212
Winnebago Industries Inc.	96	2,984
Wolverine World Wide Inc.	297	10,621
Zumiez Inc. (a)	61	1,507
		331,070
Consumer Staples 3.5%
Andersons Inc.	84	2,702
Avon Products Inc. (a)	1,460	4,293
B&G Foods Inc. (b)	214	5,214
Calavo Growers Inc. (b)	51	4,296
Cal-Maine Foods Inc.	98	4,367
Central Garden & Pet Co. (a) (b)	32	820
Central Garden & Pet Co. - Class A (a)	132	3,077
Chefs' Warehouse Inc. (a)	76	2,345
Coca-Cola Consolidated Inc.	15	4,257
Darling Ingredients Inc. (a)	532	11,527
Dean Foods Co.	302	916
Inter Parfums Inc.	55	4,188
J&J Snack Foods Corp.	49	7,773
John B. Sanfilippo & Son Inc.	28	2,014
Medifast Inc.	38	4,877
MGP Ingredients Inc. (b)	42	3,213
Seneca Foods Corp. - Class A (a)	23	563
SpartanNash Co.	117	1,865
United Natural Foods Inc. (a) (b)	166	2,191
Universal Corp.	81	4,685
WD-40 Co. (b)	45	7,610
		82,793
Energy 4.3%
Archrock Inc.	422	4,126
Bonanza Creek Energy Inc. (a)	61	1,393
C&J Energy Services Inc. (a)	199	3,086
CARBO Ceramics Inc. (a) (b)	72	252
Carrizo Oil & Gas Inc. (a) (b)	272	3,396
CONSOL Energy Inc. (a)	90	3,090

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Denbury Resources Inc. (a) (b)	1,515	3,106
Diamond Offshore Drilling Inc. (a) (b)	207	2,170
Dril-Quip Inc. (a)	119	5,446
Era Group Inc. (a)	69	791
Exterran Corp. (a)	99	1,674
Geospace Technologies Corp. (a)	43	558
Green Plains Renewable Energy Inc.	127	2,111
Gulf Island Fabrication Inc. (a)	39	360
Gulfport Energy Corp. (a)	483	3,871
Helix Energy Solutions Group Inc. (a)	452	3,578
HighPoint Resources Corp. (a)	355	784
KLX Energy Services Holdings Inc. (a)	73	1,842
Laredo Petroleum Holdings Inc. (a)	482	1,489
Matrix Service Co. (a)	88	1,724
Nabors Industries Ltd. (b)	1,073	3,693
Newpark Resources Inc. (a)	297	2,717
Noble Corp. Plc (a)	818	2,348
Oil States International Inc. (a)	197	3,335
Par Pacific Holdings Inc. (a)	93	1,661
PDC Energy Inc. (a) (b)	214	8,704
Penn Virginia Corp. (a)	42	1,866
Pioneer Energy Services Corp. (a)	255	451
ProPetro Holding Corp. (a)	237	5,338
Renewable Energy Group Inc. (a) (b)	120	2,640
REX Stores Corp. (a)	19	1,530
Ring Energy Inc. (a)	195	1,146
SEACOR Holdings Inc. (a)	56	2,363
SRC Energy Inc. (a)	778	3,984
Superior Energy Services Inc. (a)	507	2,370
Tetra Technologies Inc. (a)	417	975
Unit Corp. (a)	177	2,516
US Silica Holdings Inc. (b)	239	4,142
Whiting Petroleum Corp. (a)	294	7,677
		104,303
Financials 15.7%
Ambac Financial Group Inc. (a)	143	2,599
American Equity Investment Life Holding Co.	295	7,963
Ameris Bancorp	131	4,492
Amerisafe Inc.	61	3,646
Axos Financial Inc. (a)	175	5,069
Banc of California Inc.	142	1,960
Banner Corp.	101	5,487
Berkshire Hills Bancorp Inc.	131	3,555
Blucora Inc. (a)	156	5,192
Boston Private Financial Holdings Inc.	267	2,930
Brookline Bancorp Inc.	257	3,706
Central Pacific Financial Corp.	95	2,732
City Holdings Co.	53	4,040
Columbia Banking System Inc.	239	7,803
Community Bank System Inc.	167	9,983
Customers Bancorp Inc. (a)	92	1,683
CVB Financial Corp.	329	6,924
Dime Community Bancshares Inc.	102	1,914
Donnelley Financial Solutions Inc. (a)	113	1,675
Eagle Bancorp Inc. (a)	101	5,080
eHealth Inc. (a)	59	3,707
Employer Holdings Inc.	105	4,203
Encore Capital Group Inc. (a) (b)	84	2,285
Enova International Inc. (a)	113	2,568
EzCorp Inc. - Class A (a) (b)	172	1,606
Fidelity Southern Corp.	73	2,005
First Bancorp Inc.	708	8,111
First Commonwealth Financial Corp.	318	4,010
First Financial Bancorp	321	7,713
First Midwest Bancorp Inc.	348	7,124
FirstCash Inc.	142	12,316
Flagstar Bancorp Inc.	96	3,166
Franklin Financial Network Inc.	40	1,148
Glacier Bancorp Inc.	272	10,899
Granite Point Mortgage Trust Inc.	165	3,068
Great Western Bancorp Inc.	185	5,858
Greenhill & Co. Inc.	55	1,182
Hanmi Financial Corp.	103	2,190
HCI Group Inc. (b)	24	1,029
	Shares/Par[1]	Value ($)
Heritage Financial Corp.	107	3,212
HomeStreet Inc. (a)	89	2,333
Hope Bancorp Inc.	393	5,135
Horace Mann Educators Corp.	131	4,628
Independent Bank Corp.	111	8,988
INTL FCStone Inc. (a)	52	2,017
James River Group Holdings Ltd.	96	3,839
LegacyTexas Financial Group Inc.	146	5,466
Meta Financial Group Inc.	91	1,785
National Bank Holdings Corp. - Class A	85	2,817
Navigators Group Inc.	75	5,265
NBT Bancorp Inc.	140	5,048
NMI Holdings Inc. - Class A (a)	212	5,497
Northfield Bancorp Inc.	155	2,154
Northwest Bancshares Inc.	338	5,743
OFG Bancorp	143	2,827
Old National Bancorp	490	8,036
Opus Bank	68	1,351
Oritani Financial Corp.	123	2,040
Pacific Premier Bancorp Inc.	144	3,811
Piper Jaffray Cos.	48	3,480
PRA Group Inc. (a)	148	3,964
Preferred Bank	46	2,051
ProAssurance Corp.	172	5,957
Provident Financial Services Inc.	198	5,118
RLI Corp.	128	9,152
S&T Bancorp Inc.	111	4,400
Safety Insurance Group Inc.	48	4,151
Seacoast Banking Corp. of Florida (a)	164	4,316
Selective Insurance Group Inc.	192	12,137
ServisFirst Bancshares Inc.	149	5,014
Simmons First National Corp. - Class A	301	7,367
Southside Bancshares Inc.	103	3,420
Stewart Information Services Corp.	76	3,263
Third Point Reinsurance Ltd. (a)	238	2,473
Tompkins Financial Corp.	40	3,006
Triumph Bancorp Inc. (a) (b)	77	2,268
TrustCo Bank Corp.	316	2,456
United Community Banks Inc.	258	6,443
United Fire Group Inc.	69	3,011
United Insurance Holdings Corp.	69	1,092
Universal Insurance Holdings Inc.	105	3,259
Veritex Holdings Inc.	146	3,544
Virtus Investment Partners Inc.	23	2,245
Waddell & Reed Financial Inc. - Class A (b)	248	4,285
Walker & Dunlop Inc.	90	4,606
Westamerica Bancorp (b)	88	5,426
WisdomTree Investments Inc. (b)	379	2,679
World Acceptance Corp. (a)	21	2,513
		377,709
Health Care 11.2%
Acorda Therapeutics Inc. (a)	130	1,722
Addus HomeCare Corp. (a)	32	2,056
Akorn Inc. (a)	308	1,086
AMAG Pharmaceuticals Inc. (a)	109	1,409
AMN Healthcare Services Inc. (a)	153	7,187
Amphastar Pharmaceuticals Inc. (a)	111	2,261
AngioDynamics Inc. (a)	122	2,779
ANI Pharmaceuticals Inc. (a)	27	1,916
Anika Therapeutics Inc. (a)	45	1,359
Assertio Therapeutics Inc. (a)	211	1,069
BioTelemetry Inc. (a)	109	6,811
Cambrex Corp. (a)	109	4,243
Cardiovascular Systems Inc. (a)	112	4,333
Community Health Systems Inc. (a) (b)	381	1,423
Computer Programs & Systems Inc.	37	1,090
Conmed Corp.	84	6,982
Corcept Therapeutics Inc. (a) (b)	340	3,995
Corvel Corp. (a)	30	1,979
Cross Country Healthcare Inc. (a)	120	844
CryoLife Inc. (a)	111	3,224
Cutera Inc. (a)	46	820
Cytokinetics Inc. (a)	171	1,385
Diplomat Pharmacy Inc. (a) (b)	180	1,046

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Eagle Pharmaceuticals Inc. (a)	35	1,754
Emergent BioSolutions Inc. (a)	145	7,351
Enanta Pharmaceuticals Inc. (a)	51	4,854
Endo International Plc (a)	653	5,243
Ensign Group Inc.	160	8,206
HealthStream Inc.	85	2,391
Heska Corp. (a)	22	1,850
HMS Holdings Corp. (a)	278	8,221
Innoviva Inc. (a)	216	3,033
Integer Holdings Corp. (a)	96	7,249
Invacare Corp.	109	915
Lannett Co. Inc. (a) (b)	101	795
Lantheus Holdings Inc. (a)	123	3,000
LeMaitre Vascular Inc.	50	1,562
LHC Group Inc. (a)	95	10,536
Luminex Corp.	136	3,124
Magellan Health Services Inc. (a)	78	5,127
Medicines Co. (a) (b)	211	5,890
Medpace Holdings Inc. (a)	85	5,006
Meridian Bioscience Inc.	141	2,476
Merit Medical Systems Inc. (a)	177	10,956
Momenta Pharmaceuticals Inc. (a)	322	4,680
Myriad Genetics Inc. (a)	238	7,891
Natus Medical Inc. (a)	110	2,799
Neogen Corp. (a)	169	9,726
NeoGenomics Inc. (a)	309	6,312
Nextgen Healthcare Inc. (a)	157	2,638
Omnicell Inc. (a)	132	10,667
OraSure Technologies Inc. (a)	203	2,260
Orthofix Medical Inc. (a)	62	3,514
Owens & Minor Inc.	204	837
Phibro Animal Health Corp. - Class A	65	2,153
Progenics Pharmaceuticals Inc. (a) (b)	264	1,227
Providence Services Corp. (a)	35	2,338
Regenxbio Inc. (a)	99	5,670
Repligen Corp. (a)	127	7,496
Select Medical Holdings Corp. (a)	351	4,951
Spectrum Pharmaceuticals Inc. (a)	341	3,642
Supernus Pharmaceuticals Inc. (a)	167	5,869
SurModics Inc. (a)	44	1,911
Tabula Rasa HealthCare Inc. (a) (b)	56	3,164
Tactile Systems Technology Inc. (a)	56	2,947
Tivity Health Inc. (a)	154	2,705
US Physical Therapy Inc.	40	4,248
Vanda Pharmaceuticals Inc. (a)	171	3,152
Varex Imaging Corp. (a)	126	4,254
		267,609
Industrials 18.4%
AAON Inc.	131	6,027
AAR Corp.	104	3,376
ABM Industries Inc. (b)	216	7,843
Actuant Corp. - Class A	200	4,866
Aegion Corp. (a)	101	1,780
Aerojet Rocketdyne Holdings Inc. (a)	234	8,304
Aerovironment Inc. (a)	68	4,662
Alamo Group Inc.	32	3,174
Alarm.com Holdings Inc. (a)	113	7,360
Albany International Corp. - Class A	93	6,655
Allegiant Travel Co.	41	5,329
American Woodmark Corp. (a)	49	4,033
Apogee Enterprises Inc.	90	3,382
Applied Industrial Technologies Inc.	124	7,398
ArcBest Corp.	81	2,505
Arcosa Inc.	158	4,820
Astec Industries Inc.	72	2,736
Atlas Air Worldwide Holdings Inc. (a)	82	4,140
Axon Enterprise Inc. (a)	190	10,319
AZZ Inc.	83	3,412
Barnes Group Inc.	152	7,799
Brady Corp. - Class A	159	7,359
Briggs & Stratton Corp.	134	1,583
Chart Industries Inc. (a)	102	9,195
CIRCOR International Inc. (a)	64	2,100
Comfort Systems USA Inc.	120	6,290
	Shares/Par[1]	Value ($)
Cubic Corp.	92	5,160
DXP Enterprises Inc. (a)	53	2,081
Echo Global Logistics Inc. (a)	92	2,282
Encore Wire Corp.	67	3,822
EnPro Industries Inc.	67	4,287
ESCO Technologies Inc.	84	5,617
Exponent Inc.	167	9,641
Federal Signal Corp.	193	5,019
Forrester Research Inc.	34	1,620
Forward Air Corp.	94	6,079
Franklin Electric Co. Inc.	125	6,409
FTI Consulting Inc. (a)	123	9,438
Gibraltar Industries Inc. (a)	106	4,286
Greenbrier Cos. Inc.	106	3,417
Griffon Corp.	111	2,045
Harsco Corp. (a)	258	5,207
Hawaiian Holdings Inc. (b)	160	4,197
Heartland Express Inc.	156	3,005
Heidrick & Struggles International Inc.	62	2,376
Hillenbrand Inc.	204	8,456
HUB Group Inc. - Class A (a)	110	4,508
Insteel Industries Inc.	60	1,258
Interface Inc.	193	2,962
John Bean Technologies Corp. (b)	102	9,335
Kaman Corp.	90	5,254
Kelly Services Inc. - Class A	101	2,235
Korn Ferry	184	8,256
Lindsay Corp. (b)	35	3,424
LSC Communications Inc. (b)	106	694
Lydall Inc. (a)	58	1,353
Marten Transport Ltd.	122	2,179
Matson Inc.	137	4,950
Matthews International Corp. - Class A	105	3,886
Mercury Systems Inc. (a)	158	10,107
Mobile Mini Inc.	144	4,874
Moog Inc. - Class A	104	9,083
Mueller Industries Inc.	186	5,830
Multi-Color Corp.	46	2,296
MYR Group Inc. (a)	55	1,895
National Presto Industries Inc. (b)	17	1,811
Navigant Consulting Inc.	136	2,650
Orion Group Holdings Inc. (a)	93	273
Patrick Industries Inc. (a) (b)	72	3,280
PGT Innovations Inc. (a)	189	2,618
Powell Industries Inc.	28	749
Proto Labs Inc. (a)	87	9,198
Quanex Building Products Corp.	109	1,726
Raven Industries Inc.	115	4,427
Resources Connection Inc.	98	1,624
RR Donnelley & Sons Co.	233	1,099
Saia Inc. (a)	84	5,138
Simpson Manufacturing Co. Inc.	131	7,770
SkyWest Inc.	169	9,167
SPX Corp. (a)	142	4,951
SPX Flow Technology USA Inc. (a)	139	4,437
Standex International Corp.	41	3,028
Team Inc. (a) (b)	99	1,741
Tennant Co.	59	3,694
Tetra Tech Inc.	180	10,746
Titan International Inc.	163	973
Triumph Group Inc.	158	3,004
TrueBlue Inc. (a)	129	3,053
UniFirst Corp.	50	7,640
Universal Forest Products Inc.	200	5,976
US Ecology Inc.	71	3,964
Veritiv Corp. (a)	42	1,115
Viad Corp.	65	3,679
Vicor Corp. (a) (b)	53	1,632
Wabash National Corp.	180	2,433
WageWorks Inc. (a)	127	4,813
Watts Water Technologies Inc. - Class A	90	7,260
		440,939
Information Technology 14.5%
3D Systems Corp. (a) (b)	365	3,924

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
8x8 Inc. (a) (b)	307	6,207
ADTRAN Inc.	154	2,115
Advanced Energy Industries Inc. (a)	125	6,202
Agilysys Inc. (a)	57	1,205
Anixter International Inc. (a)	92	5,174
Applied Optoelectronics Inc. (a) (b)	62	757
Arlo Technologies Inc. (a)	240	993
Axcelis Technologies Inc. (a)	104	2,097
Badger Meter Inc.	94	5,248
Bel Fuse Inc. - Class B	35	879
Benchmark Electronics Inc.	133	3,480
Bottomline Technologies Inc. (a)	121	6,071
Brooks Automation Inc.	231	6,789
Cabot Microelectronics Corp.	94	10,490
CalAmp Corp. (a)	109	1,369
Cardtronics Plc - Class A (a)	123	4,367
CEVA Inc. (a)	69	1,855
Cohu Inc.	134	1,981
Comtech Telecommunications Corp.	78	1,822
Control4 Corp. (a)	84	1,419
Cray Inc. (a)	135	3,506
CSG Systems International Inc.	107	4,532
CTS Corp.	105	3,082
Daktronics Inc.	133	989
Diebold Nixdorf Inc. (a)	242	2,676
Digi International Inc. (a)	90	1,139
Diodes Inc. (a)	132	4,587
DSP Group Inc. (a)	64	904
Ebix Inc. (b)	71	3,529
Electronics for Imaging Inc. (a)	141	3,781
ePlus Inc. (a)	45	3,987
EVERTEC Inc.	195	5,431
ExlService Holdings Inc. (a)	111	6,676
Extreme Networks (a)	373	2,797
Fabrinet (a)	120	6,258
FARO Technologies Inc. (a)	56	2,454
Finisar Corp. (a)	382	8,856
FormFactor Inc. (a)	241	3,884
Harmonic Inc. (a) (b)	279	1,513
Ichor Holdings Ltd. (a) (b)	72	1,617
II-VI Inc. (a)	195	7,251
Insight Enterprises Inc. (a)	116	6,400
Itron Inc. (a)	110	5,108
Kemet Corp.	185	3,132
Knowles Corp. (a)	288	5,078
Kopin Corp. (a) (b)	203	271
Kulicke & Soffa Industries Inc.	214	4,738
LivePerson Inc. (a)	190	5,500
Mantech International Corp. - Class A	87	4,682
MaxLinear Inc. - Class A (a)	205	5,229
Methode Electronics Inc.	117	3,379
MicroStrategy Inc. - Class A (a)	27	3,862
Monotype Imaging Holdings Inc.	138	2,751
MTS Systems Corp.	59	3,220
Nanometrics Inc. (a)	80	2,459
NetGear Inc. (a)	102	3,376
NIC Inc.	211	3,611
OneSpan Inc. (a)	100	1,929
OSI Systems Inc. (a)	55	4,835
Park Electrochemical Corp.	63	990
PDF Solutions Inc. (a)	90	1,115
Perficient Inc. (a)	106	2,914
Photronics Inc. (a)	218	2,058
Plexus Corp. (a)	100	6,114
Power Integrations Inc.	94	6,569
Progress Software Corp.	147	6,540
Qualys Inc. (a)	110	9,131
Rambus Inc. (a)	352	3,678
Rogers Corp. (a)	60	9,482
Rudolph Technologies Inc. (a)	105	2,396
Sanmina Corp. (a)	223	6,429
ScanSource Inc. (a)	81	2,913
Semtech Corp. (a)	214	10,899
SMART Global Holdings Inc. (a)	40	776
SolarEdge Technologies Inc. (a) (b)	144	5,409
	Shares/Par[1]	Value ($)
SPS Commerce Inc. (a)	57	6,086
Sykes Enterprises Inc. (a)	128	3,613
TiVo Corp.	409	3,808
Travelport Worldwide Ltd.	424	6,671
TTEC Holdings Inc.	43	1,565
TTM Technologies Inc. (a)	304	3,570
Ultra Clean Holdings Inc. (a) (b)	126	1,306
Unisys Corp. (a) (b)	168	1,961
Veeco Instruments Inc. (a)	161	1,741
Viavi Solutions Inc. (a)	743	9,195
Virtusa Corp. (a)	88	4,710
Xperi Corp.	156	3,647
		348,739
Materials 4.4%
AdvanSix Inc. (a)	96	2,729
AK Steel Holding Corp. (a) (b)	1,001	2,752
American Vanguard Corp.	87	1,505
Balchem Corp.	104	9,690
Boise Cascade Co.	128	3,432
Century Aluminum Co. (a)	166	1,473
Clearwater Paper Corp. (a)	53	1,027
Ferro Corp. (a)	270	5,115
FutureFuel Corp.	85	1,139
Hawkins Inc.	32	1,170
Haynes International Inc.	42	1,363
HB Fuller Co.	166	8,057
Innophos Holdings Inc.	65	1,958
Innospec Inc.	80	6,644
Kaiser Aluminum Corp.	52	5,420
Koppers Holdings Inc. (a)	69	1,797
Kraton Corp. (a)	105	3,393
Livent Corp. (a)	472	5,799
LSB Industries Inc. (a) (b)	67	415
Materion Corp.	64	3,667
Mercer International Inc. (b)	140	1,886
Myers Industries Inc.	112	1,923
Neenah Inc. (b)	55	3,549
Olympic Steel Inc.	30	481
P.H. Glatfelter Co.	145	2,051
Quaker Chemical Corp.	43	8,588
Rayonier Advanced Materials Inc. (b)	168	2,275
Schweitzer-Mauduit International Inc.	100	3,869
Stepan Co.	66	5,748
SunCoke Energy Inc. (a)	214	1,816
TimkenSteel Corp. (a)	130	1,413
Tredegar Corp.	84	1,362
US Concrete Inc. (a) (b)	51	2,114
		105,620
Real Estate 9.1%
Acadia Realty Trust (b)	262	7,139
Agree Realty Corp.	122	8,446
American Assets Trust Inc.	124	5,667
Apollo Commercial Real Estate Finance Inc.	362	6,595
Armada Hoffler Properties Inc.	163	2,537
ARMOUR Residential REIT Inc.	190	3,705
Capstead Mortgage Corp.	290	2,495
CareTrust REIT Inc.	290	6,796
CBL & Associates Properties Inc. (b)	548	849
Cedar Realty Trust Inc.	296	1,005
Chatham Lodging Trust	153	2,934
Chesapeake Lodging Trust	194	5,399
Community Healthcare Trust Inc.	57	2,031
DiamondRock Hospitality Co.	654	7,086
Easterly Government Properties Inc.	198	3,565
EastGroup Properties Inc.	118	13,178
Four Corners Property Trust Inc.	222	6,557
Franklin Street Properties Corp.	339	2,438
Getty Realty Corp.	110	3,512
Global Net Lease Inc.	270	5,107
Hersha Hospitality Trust	119	2,036
HFF Inc. - Class A	127	6,047
Independence Realty Trust Inc.	283	3,056
Innovative Industrial Properties Inc. (b)	32	2,582
Invesco Mortgage Capital Inc.	416	6,578

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
iStar Inc.	224	1,887
Kite Realty Group Trust	269	4,295
Lexington Realty Trust	683	6,185
LTC Properties Inc.	128	5,845
Marcus & Millichap Inc. (a)	70	2,834
National Storage Affiliates Trust	183	5,228
New York Mortgage Trust Inc. (b)	600	3,655
NorthStar Realty Europe Corp. (b)	161	2,795
Office Properties Income Trust	155	4,294
Pennsylvania REIT (b)	206	1,295
Pennymac Mortgage Investment Trust	218	4,511
PS Business Parks Inc.	64	10,112
RE/MAX Holdings Inc. - Class A	59	2,268
Redwood Trust Inc.	312	5,041
Retail Opportunity Investments Corp.	370	6,409
RPT Realty	258	3,104
Saul Centers Inc.	38	1,935
Summit Hotel Properties Inc.	334	3,807
Universal Health Realty Income Trust	40	3,034
Urstadt Biddle Properties Inc. - Class A	99	2,047
Washington Prime Group Inc. (b)	592	3,344
Washington REIT	261	7,394
Whitestone REIT	130	1,561
Xenia Hotels & Resorts Inc.	364	7,972
		218,192
Utilities 2.1%
American States Water Co.	120	8,539
Avista Corp.	213	8,646
California Water Service Group	157	8,498
El Paso Electric Co.	133	7,808
Northwest Natural Holding Co.	93	6,124
South Jersey Industries Inc.	299	9,598
		49,213
Total Common Stocks (cost $2,157,708)		2,376,954
	Shares/Par[1]	Value ($)
RIGHTS 0.0%
A. Schulman Inc. (a) (c)	93	40
Total Rights (cost $0)		40
INVESTMENT COMPANIES 0.5%
iShares S&P SmallCap 600 Index ETF (b)	163	12,555
Total Investment Companies (cost $12,584)		12,555
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	9,184	9,184
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	49,741	49,741
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (f) (g)	560	558
Total Short Term Investments (cost $59,483)		59,483
Total Investments 102.1% (cost $2,229,775)		2,449,032
Other Derivative Instruments 0.0%		25
Other Assets and Liabilities, Net (2.1)%		(50,298)
Total Net Assets 100.0%		2,398,759

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Russell 2000 Index	141	June 2019	10,953	25	(69)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital International Index Fund
COMMON STOCKS 98.3%
Australia 7.2%
AGL Energy Ltd.	82	1,263
Alumina Ltd.	315	542
Amcor Ltd.	145	1,579
AMP Ltd.	361	538
APA Group	147	1,041
Aristocrat Leisure Ltd.	72	1,249
ASX Ltd.	24	1,174
Aurizon Holdings Ltd.	238	767
AusNet Services	213	268
Australia & New Zealand Banking Group Ltd.	356	6,583
Bank of Queensland Ltd.	48	311
Bendigo and Adelaide Bank Ltd.	59	405
BHP Group Plc	262	6,298
BHP Group Plc	365	9,988
BlueScope Steel Ltd.	64	635
Boral Ltd.	144	469
Brambles Ltd.	199	1,658
Caltex Australia Ltd.	32	599
Challenger Financial Services Group Ltd.	67	395
CIMIC Group Ltd.	12	410
Coca-Cola Amatil Ltd.	60	371
Cochlear Ltd.	7	883
Coles Group Ltd. (a)	142	1,189
Commonwealth Bank of Australia (b)	220	11,039
Computershare Ltd.	57	689
Crown Resorts Ltd. (b)	46	377
CSL Ltd.	56	7,815
Dexus	129	1,165
Domino's Pizza Enterprises Ltd. (b)	8	244
Flight Centre Ltd.	7	198
Fortescue Metals Group Ltd.	193	975
Goodman Group	202	1,917
GPT Group	227	1,001
Harvey Norman Holdings Ltd. (b)	81	231
Incitec Pivot Ltd.	200	442
Insurance Australia Group Ltd.	289	1,571
LendLease Corp. Ltd.	70	613
Macquarie Group Ltd.	40	3,657
Medibank Private Ltd.	340	665
Mirvac Group	458	893
National Australia Bank Ltd.	338	6,060
Newcrest Mining Ltd.	96	1,730
Oil Search Ltd.	171	949
Orica Ltd.	46	578
Origin Energy Ltd.	220	1,118
QBE Insurance Group Ltd.	162	1,414
Ramsay Health Care Ltd.	17	795
REA Group Ltd.	7	370
Rio Tinto Ltd.	46	3,217
Santos Ltd.	220	1,065
Scentre Group	666	1,941
Seek Ltd. (b)	43	534
Sonic Health Care Ltd.	50	879
South32 Ltd.	621	1,639
Stockland	289	790
Suncorp Group Ltd.	162	1,583
Sydney Airport	132	694
Tabcorp Holdings Ltd.	232	762
Telstra Corp. Ltd.	510	1,202
TPG Telecom Ltd.	45	221
Transurban Group	325	3,052
Treasury Wine Estates Ltd.	90	950
Vicinity Centres	406	750
Washington H Soul Pattinson & Co. Ltd.	12	224
Wesfarmers Ltd.	140	3,435
Westpac Banking Corp. (b)	426	7,832
Woodside Petroleum Ltd.	117	2,878
Woolworths Group Ltd.	163	3,528
WorleyParsons Ltd.	36	358
		122,655
	Shares/Par[1]	Value ($)
Austria 0.2%
Andritz AG (b)	9	389
Erste Group Bank AG	38	1,383
OMV AG	18	995
Raiffeisen International Bank Holding AG	18	412
Verbund AG	8	362
Voestalpine AG	14	421
		3,962
Belgium 1.0%
AGEAS	22	1,080
Anheuser-Busch InBev NV	95	7,975
Belgacom SA	18	524
Colruyt SA	7	526
Groupe Bruxelles Lambert SA	10	955
KBC Groep NV	31	2,199
Solvay SA	9	1,002
Telenet Group Holding NV	6	309
UCB SA	15	1,328
Umicore SA (b)	26	1,164
		17,062
China 0.0%
BeiGene Ltd. - ADR (a)	4	478
Denmark 1.8%
A P Moller - Maersk A/S - Class A	—	564
A P Moller - Maersk A/S - Class B	1	1,015
Carlsberg A/S - Class B	13	1,670
Chr Hansen Holding A/S	12	1,247
Coloplast A/S - Class B	15	1,628
Danske Bank A/S	90	1,585
DSV A/S (b)	23	1,907
Genmab A/S (a)	8	1,356
H Lundbeck A/S (b)	8	361
ISS A/S	21	627
Novo Nordisk A/S - Class B	225	11,801
Novozymes A/S - Class B (b)	27	1,234
Orsted A/S (b)	24	1,791
Pandora A/S	13	626
Tryg A/S	15	408
Vestas Wind Systems A/S	25	2,071
William Demant Holding A/S (a)	13	379
		30,270
Finland 1.0%
Elisa Oyj	18	790
Fortum Oyj	54	1,111
Kone Oyj - Class B	42	2,135
Metso Oyj	14	477
Neste Oil Oyj	16	1,706
Nokia Oyj	697	3,967
Nokian Renkaat Oyj	15	517
Orion Oyj - Class B	14	517
Sampo Oyj - Class A	55	2,518
Stora Enso Oyj - Class R	68	826
UPM-Kymmene Oyj	67	1,952
Wartsila Oyj	54	870
		17,386
France 10.2%
Accor SA	23	950
Aeroports de Paris	4	698
Air Liquide	53	6,736
Alstom SA	19	822
Amundi SA	8	475
Arkema SA	9	811
AtoS SE	12	1,143
AXA SA	240	6,052
BioMerieux	5	406
BNP Paribas SA	140	6,701
Bollore SA	116	526
Bouygues SA	27	953
Bureau Veritas SA	33	773
Capgemini SA	20	2,431
Carrefour SA	72	1,356
Casino Guichard Perrachon SA (b)	7	283
Cie de Saint-Gobain	62	2,266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Cie Generale d'Optique Essilor International SA	36	3,893
CNP Assurances SA	21	472
Compagnie Generale des Etablissements Michelin	21	2,528
Covivio	6	594
Credit Agricole SA	142	1,721
Danone SA	76	5,889
Dassault Aviation SA	—	433
Dassault Systemes SA	16	2,421
Edenred	29	1,337
Eiffage SA	10	939
Electricite de France SA	73	997
Engie SA	229	3,410
Eurazeo SA	6	461
Eurofins Scientific SE (b)	1	608
Eutelsat Communications Group SA	23	401
Faurecia	10	403
Gecina SA	6	833
Getlink	57	860
Hermes International SCA	4	2,619
Icade SA (b)	4	375
Iliad SA	3	307
Imerys SA	4	219
Ingenico Group	7	517
Ipsen SA	5	642
JC Decaux SA	9	271
Kering SA	9	5,390
Klepierre	25	890
Legrand SA	33	2,231
L'Oreal SA	31	8,398
LVMH Moet Hennessy Louis Vuitton SE	34	12,688
Natixis	117	627
Orange SA	246	4,005
Pernod-Ricard SA	26	4,721
Peugeot SA	74	1,798
Publicis Groupe SA	26	1,389
Remy Cointreau SA (b)	3	372
Renault SA	24	1,593
Rexel SA	39	445
Safran SA	41	5,675
Sanofi SA	139	12,336
Sartorius Stedim Biotech SA (b)	3	389
Schneider Electric SE (a)	69	5,381
SCOR SE	20	864
SEB SA	3	492
Societe BIC SA	3	264
Societe Generale SA	96	2,785
Sodexo SA	11	1,243
Suez Environnement Co.	46	614
Teleperformance	7	1,297
Thales SA	13	1,567
Total SA	299	16,628
Ubisoft Entertainment SA (a)	10	869
Valeo SA	30	869
Veolia Environnement	67	1,494
Vinci SA	63	6,145
Vivendi SA	130	3,764
Wendel SA	4	465
		174,220
Germany 7.9%
1&1 Drillisch AG	6	229
Adidas AG	22	5,421
Allianz SE	53	11,714
Aroundtown SA	96	797
Axel Springer SE	6	334
BASF SE	114	8,427
Bayer AG	115	7,462
Bayerische Motoren Werke AG	41	3,147
Beiersdorf AG	12	1,282
Brenntag AG	19	976
Commerzbank AG (a)	125	970
Continental AG	14	2,073
Covestro AG	24	1,327
Daimler AG	113	6,643
Delivery Hero AG (a) (c)	12	427
	Shares/Par[1]	Value ($)
Deutsche Bank AG	246	2,007
Deutsche Boerse AG	23	3,001
Deutsche Lufthansa AG	29	644
Deutsche Post AG	123	4,011
Deutsche Telekom AG	415	6,891
Deutsche Wohnen SE	44	2,154
E.ON SE	276	3,064
Evonik Industries AG	20	540
Fraport AG Frankfurt Airport Services Worldwide	5	404
Fresenius Medical Care AG & Co. KGaA	27	2,184
Fresenius SE & Co. KGaA	52	2,916
GEA Group AG	21	561
Hannover Rueck SE	8	1,079
HeidelbergCement AG	19	1,340
Henkel AG & Co. KGaA	13	1,208
Hochtief AG	2	344
Hugo Boss AG	8	530
Infineon Technologies AG	142	2,833
Innogy SE (a)	18	791
KION Group AG	9	466
Lanxess AG	11	575
Merck KGaA	16	1,843
Metro AG	22	365
MTU Aero Engines Holding AG	6	1,472
Muenchener Rueckversicherungs AG	19	4,397
Osram Licht AG	12	431
ProSiebenSat.1 Media SE	30	432
Puma SE	1	633
RTL Group SA	5	281
RWE AG	65	1,735
SAP SE	122	14,082
Siemens AG	95	10,197
Siemens Healthineers AG	18	752
Symrise AG	15	1,391
Telefonica Deutschland Holding AG	96	303
ThyssenKrupp AG	54	749
Uniper SE	25	764
United Internet AG	15	559
Volkswagen AG	4	639
Vonovia SE	61	3,156
Wirecard AG	15	1,855
Zalando SE (a) (c)	14	539
		135,347
Hong Kong 3.9%
AIA Group Ltd.	1,495	14,965
ASM Pacific Technology Ltd.	40	446
Bank of East Asia Ltd.	156	508
BOC Hong Kong Holdings Ltd.	463	1,918
CK Asset Holdings Ltd.	324	2,881
CK Hutchison Holdings Ltd.	332	3,497
CK Infrastructure Holdings Ltd.	80	658
CLP Holdings Ltd.	205	2,381
Dairy Farm International Holdings Ltd.	43	364
Galaxy Entertainment Group Ltd.	297	2,027
Hang Lung Group Ltd.	105	338
Hang Lung Properties Ltd.	241	590
Hang Seng Bank Ltd.	96	2,366
Henderson Land Development Co. Ltd.	164	1,046
HK Electric Investments Ltd.	354	363
HKT Trust	457	735
Hong Kong & China Gas Co. Ltd.	1,155	2,771
Hong Kong Exchanges & Clearing Ltd.	148	5,159
Hongkong Land Holdings Ltd.	146	1,042
Hysan Development Co. Ltd.	76	408
Jardine Matheson Holdings Ltd.	27	1,693
Kerry Properties Ltd.	82	370
Link REIT	264	3,095
Melco Resorts & Entertainment Ltd. - ADR	31	690
MGM China Holdings Ltd. (b)	112	235
Minth Group Ltd.	90	285
MTR Corp.	188	1,166
New World Development Ltd.	744	1,235
NWS Holdings Ltd.	188	412
PCCW Ltd.	504	314

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Power Assets Holdings Ltd.	170	1,181
Shangri-La Asia Ltd.	142	202
Sino Land Co.	403	781
SJM Holdings Ltd.	242	277
Sun Hung Kai Properties Ltd.	199	3,428
Swire Pacific Ltd. - Class A	61	794
Swire Properties Ltd.	145	624
Techtronic Industries Co.	171	1,155
WH Group Ltd. (c)	1,111	1,192
Wharf Holdings Ltd.	149	452
Wharf Real Estate Investment Co. Ltd.	151	1,130
Wheelock & Co. Ltd.	99	726
Yue Yuen Industrial Holdings Ltd.	89	307
		66,207
Ireland 0.6%
AIB Group Plc	101	455
Bank of Ireland Group Plc	118	700
CRH Plc	101	3,130
James Hardie Industries SE - CDI	55	703
Kerry Group Plc - Class A	20	2,216
Kingspan Group Plc	19	874
Paddy Power Betfair Plc	10	796
Ryanair Holdings Plc (a)	2	24
Smurfit Kappa Group Plc	29	809
		9,707
Israel 0.5%
Azrieli Group	5	296
Bank Hapoalim BM	133	878
Bank Leumi Le-Israel BM	180	1,177
Bezeq Israeli Telecommunication Corp. Ltd.	244	175
Check Point Software Technologies Ltd. (a)	16	1,978
Elbit Systems Ltd.	3	370
Israel Chemicals Ltd.	91	473
Mizrahi Tefahot Bank Ltd.	17	342
Nice Ltd. (a)	8	928
Teva Pharmaceutical Industries Ltd. - ADR (a)	121	1,896
Wix.com Ltd. (a)	5	647
		9,160
Italy 2.1%
Assicurazioni Generali SpA	147	2,716
Atlantia SpA	62	1,607
Davide Campari-Milano SpA	71	701
Enel SpA	1,008	6,463
ENI SpA	315	5,576
EXOR NV	13	877
Ferrari NV	15	2,064
Intesa Sanpaolo SpA	1,841	4,490
Leonardo SpA	50	578
Mediobanca SpA	75	781
Moncler SpA	23	927
Pirelli & C. SpA (a)	51	331
Poste Italiane SpA	65	634
Prysmian SpA	29	541
Recordati SpA	13	496
Snam Rete Gas SpA	274	1,411
Telecom Italia SpA	803	457
Telecom Italia SpA (a) (b)	1,374	856
Terna Rete Elettrica Nazionale SpA (b)	170	1,079
Unicredit SpA	251	3,229
		35,814
Japan 23.7%
ABC-Mart Inc.	4	225
Acom Co. Ltd.	44	159
AEON Co. Ltd.	75	1,570
AEON Financial Service Co. Ltd.	14	292
AEON Mall Co. Ltd.	14	228
Air Water Inc.	18	258
Aisin Seiki Co. Ltd.	20	721
Ajinomoto Co. Inc.	53	844
Alfresa Holdings Corp.	24	672
All Nippon Airways Co. Ltd.	15	539
ALPS Alpine Co. Ltd.	26	545
Amada Co. Ltd.	43	424
	Shares/Par[1]	Value ($)
Aozora Bank Ltd.	15	377
Asahi Breweries Ltd.	45	2,018
Asahi Glass Co. Ltd.	23	819
Asahi Intecc Co. Ltd.	12	564
Asahi Kasei Corp.	158	1,631
Ashikaga Holdings Co. Ltd.	112	285
Asics Corp.	19	253
Astellas Pharma Inc.	233	3,505
Bandai Namco Holdings Inc.	25	1,167
Bank of Kyoto Ltd.	7	301
Benesse Holdings Inc.	9	236
Bridgestone Corp.	76	2,942
Brother Industries Ltd.	27	503
Calbee Inc. (b)	11	283
Canon Inc.	123	3,573
Casio Computer Co. Ltd. (b)	25	326
Central Japan Railway Co.	18	4,134
China Bank Ltd.	73	394
Chubu Electric Power Co. Inc.	75	1,179
Chugai Pharmaceutical Co. Ltd.	27	1,903
Chugoku Electric Power Co. Inc. (b)	34	420
Coca-Cola Bottlers Japan Holdings Inc.	16	405
Concordia Financial Group Ltd.	134	519
Credit Saison Co. Ltd.	23	309
CyberAgent Inc.	13	530
Dai Nippon Printing Co. Ltd.	30	716
Daicel Corp.	35	384
Daifuke Co. Ltd. (b)	12	647
Dai-Ichi Life Holdings Inc.	135	1,875
Daiichi Sankyo Co. Ltd.	71	3,352
Daikin Industries Ltd.	31	3,663
Dainippon Sumitomo Pharma Co. Ltd.	20	493
Daito Trust Construction Co. Ltd. (b)	9	1,212
Daiwa House Industry Co. Ltd.	71	2,250
Daiwa House REIT Investment Co.	—	501
Daiwa Securities Group Inc.	201	980
Dena Co. Ltd.	12	180
Denso Corp.	53	2,070
Dentsu Inc.	27	1,123
Disco Corp.	4	499
East Japan Railway Co.	38	3,684
Eisai Co. Ltd.	32	1,772
Electric Power Development Co. Ltd.	18	436
FamilyMart UNY Holdings Co. Ltd.	32	816
Fanuc Ltd.	24	4,097
Fast Retailing Co. Ltd.	7	3,434
Fuji Electric Holdings Co. Ltd.	16	448
FUJIFILM Holdings Corp.	48	2,193
Fujitsu Ltd.	25	1,775
Fukuoka Financial Group Inc. (b)	19	431
Hakuhodo DY Holdings Inc.	30	484
Hamamatsu Photonics KK	18	709
Hankyu Hanshin Holdings Inc.	29	1,068
Hikari Tsushin Inc.	3	493
Hino Motors Ltd.	33	280
Hirose Electric Co. Ltd.	4	397
Hisamitsu Pharmaceutical Co. Inc.	8	350
Hitachi Chemical Co. Ltd. (b)	12	271
Hitachi Construction Machinery Co. Ltd.	13	354
Hitachi High-Technologies Corp.	8	339
Hitachi Ltd.	119	3,857
Hitachi Metals Ltd.	26	296
Honda Motor Co. Ltd.	202	5,463
Hoshizaki Corp.	7	415
Hoya Corp.	48	3,157
Hulic Co. Ltd.	36	353
Idemitsu Kosan Co. Ltd. (b)	26	861
IHI Corp.	18	433
Iida Group Holdings Co. Ltd. (b)	18	320
INPEX Corp.	128	1,209
Isetan Mitsukoshi Holdings Ltd.	41	415
Isuzu Motors Ltd.	67	876
ITOCHU Corp.	169	3,052
J. Front Retailing Co. Ltd.	30	357
Japan Airlines Co. Ltd.	14	486

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Japan Airport Terminal Co. Ltd.	6	233
Japan Exchange Group Inc.	63	1,133
Japan Post Bank Co. Ltd.	49	533
Japan Post Holdings Co. Ltd.	197	2,304
Japan Prime Realty Investment Corp.	—	408
Japan Real Estate Investment Corp.	—	949
Japan Retail Fund Investment Corp.	—	671
Japan Tobacco Inc.	135	3,356
JFE Holdings Inc.	61	1,040
JGC Corp.	26	346
JS Group Corp.	33	433
JSR Corp.	23	361
JTEKT Corp.	27	335
JXTG Holdings Inc.	394	1,796
Kajima Corp.	55	807
Kakaku.com Inc. (b)	16	311
Kamigumi Co. Ltd.	12	289
Kaneka Corp.	7	247
Kansai Electric Power Co. Inc.	88	1,293
Kansai Paint Co. Ltd.	21	398
Kao Corp.	60	4,759
Kawasaki Heavy Industries Ltd.	17	427
KDDI Corp.	220	4,743
Keihan Holdings Co. Ltd.	12	521
Keikyu Corp.	27	453
Keio Corp.	13	814
Keisei Electric Railway Co. Ltd.	16	564
Keyence Corp.	12	7,554
Kikkoman Corp.	18	865
Kintetsu Corp.	21	987
Kirin Holdings Co. Ltd.	103	2,454
Kobayashi Pharmaceutical Co. Ltd.	6	532
Kobe Steel Ltd.	38	283
Koito Manufacturing Co. Ltd.	13	737
Komatsu Ltd.	116	2,689
Konami Corp.	12	525
Konica Minolta Holdings Inc.	55	544
Kose Corp.	4	699
Kubota Corp.	123	1,789
Kuraray Co. Ltd.	38	477
Kurita Water Industries Ltd.	12	301
Kyocera Corp.	40	2,361
kyowa Hakko Kirin Co. Ltd.	34	732
Kyushu Electric Power Co. Inc.	46	539
Kyushu Railway Co. (b)	20	641
Lawson Inc.	6	338
LINE Corp. (a) (b)	9	328
Lion Corp.	27	567
M3 Inc.	52	882
Makita Corp.	27	959
Marubeni Corp. (b)	195	1,351
Marui Group Co. Ltd. (b)	22	451
Maruichi Steel Tube Ltd.	7	189
Mazda Motor Corp.	69	772
McDonald's Holdings Co. Japan Ltd.	8	370
Medipal Holdings Corp.	21	497
MEIJI Holdings Co. Ltd.	15	1,210
Minebea Mitsumi Inc.	49	742
MISUMI Group Inc.	35	874
Mitsubishi Chemical Holdings Corp.	160	1,125
Mitsubishi Corp.	167	4,650
Mitsubishi Electric Corp.	228	2,937
Mitsubishi Estate Co. Ltd.	148	2,682
Mitsubishi Gas Chemical Co. Inc.	20	280
Mitsubishi Heavy Industries Ltd.	38	1,574
Mitsubishi Materials Corp.	14	361
Mitsubishi Motors Corp.	81	428
Mitsubishi Tanabe Pharma Corp.	33	445
Mitsubishi UFJ Financial Group Inc.	1,457	7,220
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	278
Mitsui & Co. Ltd.	204	3,178
Mitsui Chemicals Inc.	22	534
Mitsui Fudosan Co. Ltd.	112	2,812
Mitsui OSK Lines Ltd. (b)	17	363
Mizuho Financial Group Inc.	2,986	4,620
	Shares/Par[1]	Value ($)
MonotaRO Co. Ltd.	14	309
MS&AD Insurance Group Holdings	59	1,803
Murata Manufacturing Co. Ltd.	67	3,322
Nabtesco Corp.	15	423
Nagoya Railroad Co. Ltd.	24	653
NEC Corp.	32	1,091
NEC Electronics Corp. (a)	101	465
Nexon Co. Ltd. (a)	54	848
NGK Insulators Ltd.	34	497
NGK Spark Plug Co. Ltd.	19	360
Nidec Corp.	28	3,551
Nikon Corp. (b)	39	558
Nintendo Co. Ltd.	14	3,992
Nippon Building Fund Inc.	—	1,151
Nippon Electric Glass Co. Ltd.	10	268
Nippon Express Co. Ltd.	9	512
Nippon Meat Packers Inc. (b)	12	432
Nippon Paint Co. Ltd. (b)	18	716
Nippon Prologis REIT Inc.	—	449
Nippon Steel Corp.	100	1,767
Nippon Telegraph & Telephone Corp.	79	3,367
Nippon Yusen KK (b)	20	290
Nissan Chemical Industries Ltd.	15	696
Nissan Motor Co. Ltd. (b)	290	2,382
Nisshin Seifun Group Inc.	24	559
Nissin Foods Holdings Co. Ltd.	7	508
Nitori Co. Ltd.	10	1,292
Nitto Denko Corp.	21	1,083
Nomura Holdings Inc.	433	1,559
Nomura Real Estate Holdings Inc.	16	305
Nomura Real Estate Master Fund Inc.	1	742
Nomura Research Institute Ltd.	13	611
NSK Ltd.	44	409
NTT Data Corp.	78	866
NTT DoCoMo Inc.	164	3,643
Obayashi Corp.	80	806
Obic Co. Ltd.	8	826
Odakyu Electric Railway Co. Ltd.	36	879
OJI Holdings Corp.	106	658
Olympus Corp.	145	1,576
Omron Corp. (b)	24	1,123
Ono Pharmaceutical Co. Ltd.	47	930
Oracle Corp. Japan	5	342
Oriental Land Co. Ltd.	25	2,842
ORIX Corp.	166	2,378
Osaka Gas Co. Ltd.	48	946
Otsuka Corp.	13	485
Otsuka Holdings Co. Ltd.	49	1,918
Pan Pacific International Holdings Corp.	14	960
Panasonic Corp.	277	2,384
Park24 Co. Ltd.	14	308
Persol Holdings Co. Ltd.	22	352
Pigeon Corp.	14	582
Pola Orbis Holdings Inc.	12	367
Rakuten Inc.	107	1,012
Recruit Holdings Co. Ltd.	136	3,884
Resona Holdings Inc.	261	1,129
Ricoh Co. Ltd.	83	865
Rinnai Corp.	4	283
Rohm Co. Ltd.	12	718
Ryohin Keikaku Co. Ltd.	3	760
Sankyo Co. Ltd.	5	193
Santen Pharmaceutical Co. Ltd.	45	671
SBI Holdings Inc.	27	604
Secom Co. Ltd.	26	2,244
Sega Sammy Holdings Inc.	21	251
Seibu Holdings Inc.	29	513
Seiko Epson Corp.	34	525
Sekisui Chemical Co. Ltd.	47	749
Sekisui House Ltd.	77	1,282
Seven & I Holdings Co. Ltd.	93	3,504
Seven Bank Ltd.	68	199
SG Holdings Co. Ltd.	12	358
Sharp Corp.	26	289
Shimadzu Corp.	28	800

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Shimamura Co. Ltd.	3	220
Shimano Inc.	9	1,480
Shimizu Corp.	66	570
Shin-Etsu Chemical Co. Ltd.	45	3,786
Shinsei Bank Ltd.	21	301
Shionogi & Co. Ltd.	34	2,113
Shiseido Co. Ltd.	48	3,438
Shizuoka Bank Ltd.	50	378
Showa Denko KK	16	568
SMC Corp.	7	2,670
SoftBank Group Corp. (b)	208	2,339
SoftBank Group Corp.	102	9,932
Sohgo Security Services Co. Ltd.	9	379
Sompo Holdings Inc.	40	1,468
Sony Corp.	157	6,613
Sony Financial Holdings Inc.	21	393
Stanley Electric Co. Ltd.	16	436
Subaru Corp. NPV	77	1,753
Sumco Corp.	30	331
Sumitomo Chemical Co. Ltd.	185	861
Sumitomo Corp.	141	1,948
Sumitomo Electric Industries Ltd.	94	1,250
Sumitomo Heavy Industries Ltd.	13	434
Sumitomo Metal Mining Co. Ltd.	29	856
Sumitomo Mitsui Financial Group Inc.	164	5,739
Sumitomo Mitsui Trust Holdings Inc.	41	1,487
Sumitomo Realty & Development Co. Ltd.	44	1,844
Sumitomo Rubber Industries Inc.	20	239
Sundrug Co. Ltd.	9	245
Suntory Beverage & Food Ltd.	17	807
Suzuken Co. Ltd.	9	536
Suzuki Motor Corp.	43	1,901
Sysmex Corp.	21	1,261
T&D Holdings Inc.	69	727
Taiheiyo Cement Corp.	16	520
Taisei Corp.	27	1,236
Taisho Pharmaceutical Holdings Co. Ltd.	5	448
Taiyo Nippon Sanso Corp.	16	237
Takashimaya Co. Ltd.	17	226
Takeda Pharmaceutical Co. Ltd.	183	7,459
TDK Corp.	16	1,249
Teijin Ltd.	23	378
Terumo Corp.	76	2,323
THK Co. Ltd.	15	382
Tobu Railway Co. Ltd.	23	655
Toho Co. Ltd.	14	554
Toho Gas Co. Ltd. (b)	9	400
Tohoku Electric Power Co. Inc.	52	669
Tokio Marine Holdings Inc.	81	3,922
Tokyo Century Corp.	6	239
Tokyo Electric Power Co. Holdings Inc. (a)	179	1,129
Tokyo Electron Ltd.	20	2,849
Tokyo Gas Co. Ltd.	48	1,311
Tokyu Corp.	62	1,086
Tokyu Fudosan Holdings Corp	74	443
Toppan Printing Co. Ltd.	30	446
Toray Industries Inc.	173	1,104
Toshiba Corp.	82	2,597
Tosoh Corp.	31	482
TOTO Ltd. (b)	17	728
Toyo Seikan Group Holdings Ltd.	21	420
Toyo Suisan Kaisha Ltd.	11	411
Toyoda Gosei Co. Ltd.	9	199
Toyota Industries Corp.	18	918
Toyota Motor Corp.	284	16,627
Toyota Tsusho Corp.	26	861
Trend Micro Inc.	15	720
Tsuruha Holdings Inc.	5	390
Unicharm Corp.	50	1,671
United Urban Investment Corp.	—	557
USS Co. Ltd.	29	529
Welcia Holdings Co. Ltd.	5	176
West Japan Railway Co.	21	1,543
Yahoo! Japan Corp.	353	865
Yakult Honsha Co. Ltd.	15	1,035
	Shares/Par[1]	Value ($)
Yamada Denki Co. Ltd. (b)	77	381
Yamaguchi Financial Group Inc.	23	198
Yamaha Corp.	17	855
Yamaha Motor Co. Ltd.	36	706
Yamato Holdings Co. Ltd.	38	994
Yamazaki Baking Co. Ltd.	16	266
Yaskawa Electric Corp.	30	940
Yokogawa Electric Corp.	29	592
Yokohama Rubber Co. Ltd.	15	278
ZOZO Inc.	24	456
		405,566
Luxembourg 0.2%
ArcelorMittal SA	83	1,692
Millicom International Cellular SA - SDR	9	526
SES SA - FDR	45	701
Tenaris SA	59	829
		3,748
Macau 0.1%
Sands China Ltd.	302	1,523
Wynn Macau Ltd.	197	466
		1,989
Malta 0.0%
BGP Holdings Plc (a) (d)	479	—
Netherlands 6.1%
ABN AMRO Group NV - CVA	53	1,192
Adyen NV (a)	1	1,008
Aegon NV	219	1,057
Airbus SE	72	9,578
Akzo Nobel NV (b)	28	2,495
ASML Holding NV	51	9,607
CNH Industrial NV	128	1,300
Heineken Holding NV	14	1,441
Heineken NV	32	3,427
ING Groep NV	482	5,844
Koninklijke Ahold NV	146	3,879
Koninklijke KPN NV	419	1,329
Koninklijke Philips Electronics NV	116	4,719
Koninklijke Philips NV	22	2,441
Koninklijke Vopak NV	9	411
NN Group NV	37	1,535
NXP Semiconductors NV	43	3,806
Randstad NV	15	724
Royal Dutch Shell Plc - Class A	558	17,524
Royal Dutch Shell Plc - Class B	465	14,692
Unibail-Rodamco SE (b)	16	2,650
Unilever NV - CVA	191	11,112
Wolters Kluwer NV	35	2,383
		104,154
New Zealand 0.2%
a2 Milk Co. Ltd. (a)	94	916
Auckland International Airport Ltd.	123	682
Fisher & Paykel Healthcare Corp.	71	760
Fletcher Building Ltd.	112	377
Meridian Energy Ltd.	153	436
Ryman Healthcare Ltd.	48	404
Spark New Zealand Ltd.	217	561
		4,136
Norway 0.7%
Aker BP ASA	14	496
DNB Bank ASA	120	2,219
Equinor ASA	146	3,196
Gjensidige Forsikring ASA (b)	25	431
Mowi ASA	53	1,186
Norsk Hydro ASA	173	702
Orkla ASA	101	779
Schibsted ASA - Class B	12	432
Telenor ASA	92	1,843
Yara International ASA	22	907
		12,191
Portugal 0.2%
Banco Espirito Santo SA (a) (d)	413	—
Energias de Portugal SA	313	1,228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Galp Energia SGPS SA	63	1,003
Jeronimo Martins SGPS SA	33	493
		2,724
Singapore 1.3%
Ascendas REIT	304	654
Capitaland Commercial Trust	304	436
CapitaLand Ltd.	318	858
CapitaMall Trust	304	535
City Developments Ltd.	54	362
ComfortDelgro Corp. Ltd.	263	499
DBS Group Holdings Ltd.	222	4,145
Genting International Plc	791	609
Golden Agri-Resources Ltd.	877	181
Jardine Cycle & Carriage Ltd.	12	289
Keppel Corp. Ltd.	181	832
Oversea-Chinese Banking Corp. Ltd.	390	3,178
SembCorp Industries Ltd.	115	217
Singapore Airlines Ltd.	68	485
Singapore Airport Terminal Services Ltd.	80	304
Singapore Exchange Ltd.	105	566
Singapore Press Holdings Ltd.	194	345
Singapore Technologies Engineering Ltd.	192	531
Singapore Telecommunications Ltd.	1,021	2,278
Suntec REIT	256	368
United Overseas Bank Ltd.	168	3,113
UOL Group Ltd.	59	301
Venture Corp. Ltd.	35	466
Wilmar International Ltd.	230	563
Yangzijiang Shipbuilding Holdings Ltd.	285	316
		22,431
Spain 3.0%
ACS Actividades de Construccion y Servicios SA	31	1,365
Aena SME SA	8	1,519
Amadeus IT Group SA	54	4,354
Banco Bilbao Vizcaya Argentaria SA	826	4,729
Banco de Sabadell SA	701	699
Banco Santander SA	2,008	9,372
Bankia SA (b)	160	415
Bankinter SA	83	633
CaixaBank SA	449	1,406
Enagas SA	28	814
Endesa SA	39	1,008
Ferrovial SA	62	1,449
Grifols SA - Class A	37	1,042
Iberdrola SA	774	6,790
Inditex SA	134	3,956
Mapfre SA	134	369
Naturgy Energy Group SA	44	1,220
Red Electrica Corp. SA	54	1,149
Repsol SA	172	2,953
Siemens Gamesa Renewable Energy SA (b)	28	451
Telefonica SA	579	4,853
		50,546
Sweden 2.6%
Alfa Laval AB	37	840
Assa Abloy AB - Class B	125	2,711
Atlas Copco AB - Class A	84	2,260
Atlas Copco AB - Class B	49	1,206
Boliden AB	34	965
Electrolux AB - Class B	30	762
Epiroc AB - Class A (a)	82	826
Epiroc AB - Class B (a)	47	446
Essity AB - Class B	76	2,189
Hennes & Mauritz AB - Class B	109	1,825
Hexagon AB - Class B	32	1,690
Husqvarna AB - Class B	54	439
ICA Gruppen AB	10	384
Industrivarden AB - Class C	21	433
Investor AB - Class B	57	2,569
Kinnevik AB - Class B	30	773
L E Lundbergforetagen AB - Series B	9	286
Lundin Petroleum AB	24	802
Nordea Bank AB	381	2,902
Sandvik AB	141	2,302
	Shares/Par[1]	Value ($)
Securitas AB - Class B	39	623
Skandinaviska Enskilda Banken AB - Class A (b)	203	1,764
Skanska AB - Class B (b)	43	779
SKF AB - Class B (b)	46	766
Svenska Handelsbanken AB - Class A (b)	191	2,017
Swedbank AB - Class A (b)	113	1,603
Swedish Match AB	22	1,131
Tele2 AB - Class B	62	830
Telefonaktiebolaget LM Ericsson - Class B	385	3,544
Telia Co. AB	347	1,566
Volvo AB - Class B	196	3,044
		44,277
Switzerland 9.2%
ABB Ltd.	228	4,295
Adecco Group AG	20	1,055
Baloise Holding AG	6	985
Barry Callebaut AG	—	503
Cie Financiere Richemont SA	65	4,708
Clariant AG	24	494
Credit Suisse Group AG (b)	315	3,676
Dufry AG	4	414
EMS-Chemie Holding AG	1	528
Ferguson Plc	29	1,827
Geberit AG	5	1,896
Givaudan SA	1	2,962
Glencore Plc	1,403	5,816
Julius Baer Group Ltd.	28	1,129
Kuehne & Nagel International AG	7	922
LafargeHolcim Ltd.	61	3,010
Lindt & Spruengli AG	—	1,016
Lonza Group AG	9	2,901
Nestle SA	380	36,193
Novartis AG	269	25,875
Pargesa Holding SA	5	388
Partners Group Holding AG	2	1,576
Roche Holding AG	87	24,044
Schindler Holding AG	3	529
SGS SA	1	1,663
Sika AG	16	2,195
Sonova Holding AG	7	1,343
STMicroelectronics NV	85	1,267
Straumann Holding AG	1	1,022
Swatch Group AG	7	401
Swatch Group AG	4	1,103
Swiss Life Holding AG	4	1,886
Swiss Prime Site AG	9	824
Swiss Re AG	38	3,727
Swisscom AG (b)	3	1,584
Temenos Group AG	7	1,083
UBS Group AG	479	5,821
Vifor Pharma AG	6	766
Zurich Insurance Group AG	19	6,217
		157,644
United Arab Emirates 0.0%
NMC Health Plc	13	397
United Kingdom 14.4%
3i Group Plc	121	1,556
Admiral Group Plc	25	697
Anglo American Plc	132	3,532
Antofagasta Plc	47	594
Ashtead Group Plc	60	1,438
Associated British Foods Plc	44	1,411
AstraZeneca Plc	157	12,477
Auto Trader Group Plc	113	764
Aviva Plc	490	2,630
Babcock International Group Plc	33	209
BAE Systems Plc	399	2,508
Barclays Plc	2,139	4,307
Barratt Developments Plc	125	976
Berkeley Group Holdings Plc	16	758
BP Plc	2,484	18,063
British American Tobacco Plc	284	11,814
British Land Co. Plc	115	885
BT Group Plc	1,056	3,067

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Bunzl Plc	42	1,380
Burberry Group Plc	52	1,328
Carnival Plc	21	1,006
Centrica Plc	699	1,038
Coca-Cola European Partners Plc	27	1,405
Coca-Cola HBC AG	24	826
Compass Group Plc	196	4,601
ConvaTec Group Plc	180	332
Croda International Plc	16	1,074
DCC Plc	12	1,050
Diageo Plc	300	12,268
Direct Line Insurance Group Plc	169	776
easyJet Plc	21	299
Experian Plc	112	3,030
Fiat Chrysler Automobiles NV (a)	135	2,011
Fresnillo Plc	28	312
G4S Plc	190	455
GlaxoSmithKline Plc	614	12,745
GVC Holdings Plc	67	491
Hammerson Plc	97	425
Hargreaves Lansdown Plc	35	858
HSBC Holdings Plc	2,482	20,118
Imperial Brands Plc	119	4,049
Informa Plc	156	1,514
InterContinental Hotels Group Plc	21	1,285
Intertek Group Plc	20	1,273
Investec Plc	85	492
ITV Plc	451	746
J Sainsbury Plc	218	669
John Wood Group Plc	81	536
Johnson Matthey Plc	24	986
Kingfisher Plc	268	819
Land Securities Group Plc	90	1,075
Legal & General Group Plc	746	2,674
Lloyds Banking Group Plc	8,794	7,123
London Stock Exchange Group Plc	39	2,415
Marks & Spencer Group Plc	200	726
Meggitt Plc	94	614
Melrose Industries Plc	605	1,444
Merlin Entertainments Plc	93	413
Micro Focus International Plc	51	1,340
Mondi Plc	46	1,013
National Grid Plc	423	4,684
Next Plc	17	1,238
Pearson Plc	97	1,058
Persimmon Plc	40	1,124
Prudential Plc (e)	321	6,428
Reckitt Benckiser Group Plc	83	6,902
Relx Plc	246	5,248
Rio Tinto Plc	143	8,313
Rolls-Royce Holdings Plc (a)	208	2,452
Royal Bank of Scotland Group Plc	606	1,950
Royal Mail Plc	117	361
RSA Insurance Group Plc	125	828
Sage Group Plc	135	1,232
Schroders Plc	16	554
Segro Plc	134	1,174
Severn Trent Plc	29	746
Smith & Nephew Plc	109	2,168
Smiths Group Plc	49	916
SSE Plc	127	1,959
St. James's Place Plc	65	877
Standard Chartered Plc	351	2,700
Standard Life Aberdeen Plc	293	1,006
Taylor Wimpey Plc	405	925
Tesco Plc	1,219	3,683
	Shares/Par[1]	Value ($)
TUI AG	57	543
Unilever Plc	137	7,860
United Utilities Group Plc	86	913
Vodafone Group Plc	3,318	6,045
Weir Group Plc	29	590
Whitbread Plc	23	1,491
WM Morrison Supermarkets Plc	277	821
WPP Plc	159	1,678
		245,187
United States of America 0.2%
AerCap Holdings NV (a)	15	701
Jardine Strategic Holdings Ltd.	28	1,035
Qiagen NV (a)	28	1,154
		2,890
Total Common Stocks (cost $1,515,782)		1,680,148
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	7	467
Fuchs Petrolub SE	9	353
Henkel AG & Co. KGaA (f)	22	2,276
Porsche Automobil Holding SE (f)	19	1,198
Sartorius AG	5	783
Volkswagen AG (f)	23	3,599
		8,676
Switzerland 0.1%
Lindt & Spruengli AG (b) (f)	—	917
Schindler Holding AG (f)	5	1,054
		1,971
Total Preferred Stocks (cost $10,480)		10,647
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (e) (g)	1,833	1,833
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (e) (g)	32,648	32,648
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (h) (i)	775	772
Total Short Term Investments (cost $35,253)		35,253
Total Investments 101.0% (cost $1,561,515)		1,726,048
Other Derivative Instruments 0.0%		83
Other Assets and Liabilities, Net (1.0)%		(17,480)
Total Net Assets 100.0%		1,708,651

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $2,158 and 0.1%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Plc	5,815	—	65	141	26	652	6,428	0.4

JNL/Mellon Capital International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
ASX SPI 200 Index	13	June 2019	AUD	2,010	1	(3)
Euro STOXX 50	166	June 2019	EUR	5,374	54	64
FTSE 100 Index	37	June 2019	GBP	2,618	22	66
Tokyo Price Index	27	June 2019	JPY	429,570	21	2
					98	129

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	06/19/19	AUD	523	371	1
AUD/USD	UBS	06/19/19	AUD	619	440	1
EUR/USD	CIT	06/19/19	EUR	1,123	1,268	(9)
EUR/USD	UBS	06/19/19	EUR	1,803	2,036	(20)
GBP/USD	RBC	06/19/19	GBP	755	986	(11)
GBP/USD	UBS	06/19/19	GBP	845	1,104	(20)
JPY/USD	BCL	06/19/19	JPY	113,709	1,032	2
JPY/USD	UBS	06/19/19	JPY	156,350	1,420	3
USD/AUD	CIT	06/19/19	AUD	(464)	(330)	—
USD/EUR	CIT	06/19/19	EUR	(99)	(111)	1
USD/EUR	GSC	06/19/19	EUR	(64)	(73)	1
USD/EUR	RBC	06/19/19	EUR	(1,189)	(1,342)	17
USD/EUR	SGA	06/19/19	EUR	(129)	(145)	1
USD/GBP	BMO	06/19/19	GBP	(290)	(378)	6
USD/GBP	JPM	06/19/19	GBP	(71)	(93)	1
USD/GBP	RBC	06/19/19	GBP	(355)	(464)	7
USD/GBP	SGA	06/19/19	GBP	(71)	(93)	2
USD/JPY	BMO	06/19/19	JPY	(47,880)	(435)	2
USD/JPY	BOA	06/19/19	JPY	(31,750)	(288)	(1)
USD/JPY	GSC	06/19/19	JPY	(15,840)	(144)	(1)
USD/JPY	JPM	06/19/19	JPY	(47,565)	(432)	2
					4,329	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.6%
Communication Services 14.0%
Alphabet Inc. - Class A (a)	1	980
Alphabet Inc. - Class C (a)	1	1,029
CenturyLink Inc.	3	33
Cincinnati Bell Inc. (a)	—	1
Discovery Inc. - Class A (a) (b)	1	12
Discovery Inc. - Class C (a)	1	22
Facebook Inc. - Class A (a)	7	1,116
John Wiley & Sons Inc. - Class A	—	6
Liberty Global Plc - Class A (a)	1	13
Liberty Global Plc - Class C (a)	1	34
Netflix Inc. (a)	1	434
New York Times Co. - Class A (b)	—	13
Omnicom Group Inc.	1	45
Scholastic Corp.	—	3
Sprint Corp. (a) (b)	2	13
Verizon Communications Inc.	12	681
Walt Disney Co.	5	556
		4,991
Consumer Discretionary 9.3%
Aptiv Plc	1	59
Aramark Corp.	1	19
Autoliv Inc.	—	18
AutoNation Inc. (a)	—	5
Best Buy Co. Inc.	1	50
Booking Holdings Inc. (a)	—	225
BorgWarner Inc.	1	22
Buckle Inc. (b)	—	1
Caleres Inc.	—	4
Callaway Golf Co.	—	4
Capri Holdings Ltd. (a)	—	18
Carmax Inc. (a)	1	35
Choice Hotels International Inc.	—	9
Columbia Sportswear Co.	—	9
Darden Restaurants Inc.	—	42
Deckers Outdoor Corp. (a)	—	10
Domino's Pizza Inc.	—	27
Ethan Allen Interiors Inc.	—	2
Foot Locker Inc.	—	19
GameStop Corp. - Class A (b)	—	2
Gap Inc.	1	16
Garmin Ltd.	—	27
HanesBrands Inc.	1	17
Harley-Davidson Inc.	1	16
Hasbro Inc.	—	29
Hilton Worldwide Holdings Inc.	1	65
Home Depot Inc.	3	604
Jack in the Box Inc.	—	6
Kohl's Corp.	1	31
La-Z-Boy Inc.	—	4
LKQ Corp. (a)	1	25
Lowe's Cos. Inc.	2	245
Marriott International Inc. - Class A	1	100
Mattel Inc. (a) (b)	1	12
McDonald's Corp.	2	408
Meritage Homes Corp. (a)	—	4
Mohawk Industries Inc. (a)	—	23
Newell Brands Inc.	1	20
Nike Inc. - Class B	4	299
Nordstrom Inc.	—	14
Office Depot Inc.	1	4
Pool Corp.	—	18
PVH Corp.	—	27
Royal Caribbean Cruises Ltd.	1	54
Shutterfly Inc. (a)	—	3
Signet Jewelers Ltd.	—	4
Starbucks Corp.	4	256
Tesla Inc. (a) (b)	—	100
Tiffany & Co.	—	32
Tractor Supply Co.	—	33
Tupperware Brands Corp.	—	4
	Shares/Par[1]	Value ($)
Ulta Beauty Inc. (a)	—	55
Under Armour Inc. - Class A (a)	1	11
Under Armour Inc. - Class C (a)	1	10
Vail Resorts Inc.	—	23
VF Corp.	1	81
Whirlpool Corp.	—	24
Wolverine World Wide Inc.	—	10
		3,294
Consumer Staples 7.1%
Archer-Daniels-Midland Co.	2	68
Avon Products Inc. (a)	1	3
Bunge Ltd.	—	21
Campbell Soup Co.	1	20
Clorox Co.	—	57
Coca-Cola Co.	11	528
Colgate-Palmolive Co.	2	158
Darling Ingredients Inc. (a)	1	10
Estee Lauder Cos. Inc. - Class A	1	101
General Mills Inc.	2	85
Hain Celestial Group Inc. (a)	—	7
Hormel Foods Corp.	1	37
Ingredion Inc.	—	19
JM Smucker Co.	—	37
Kellogg Co.	1	41
Kimberly-Clark Corp.	1	119
Kraft Heinz Foods Co.	2	56
Kroger Co.	2	54
Lamb Weston Holdings Inc.	—	31
McCormick & Co. Inc.	—	50
Mondelez International Inc. - Class A	4	203
Procter & Gamble Co.	7	722
Sysco Corp.	1	91
United Natural Foods Inc. (a)	—	1
		2,519
Energy 3.8%
Apache Corp.	1	37
Baker Hughes a GE Co. LLC - Class A	1	39
ConocoPhillips Co.	3	213
Core Laboratories NV (b)	—	8
Denbury Resources Inc. (a)	1	2
Devon Energy Corp.	1	41
EQT Corp.	1	15
Hess Corp.	1	45
Marathon Oil Corp.	2	39
Marathon Petroleum Corp.	2	115
National Oilwell Varco Inc.	1	28
Noble Energy Inc.	1	34
Occidental Petroleum Corp.	2	140
ONEOK Inc.	1	79
Phillips 66	1	116
Pioneer Natural Resources Co.	1	72
QEP Resources Inc. (a)	1	5
Schlumberger Ltd.	4	169
Southwestern Energy Co. (a)	2	8
TechnipFMC Plc	1	28
Valero Energy Corp.	1	99
		1,332
Financials 9.1%
Allstate Corp.	1	90
Ally Financial Inc.	1	32
American Express Co.	2	220
Ameriprise Financial Inc.	—	50
Arthur J Gallagher & Co.	1	40
Bank of Hawaii Corp.	—	8
Bank of New York Mellon Corp. (c)	3	140
BB&T Corp.	2	99
BlackRock Inc.	—	141
Cathay General Bancorp	—	8
Charles Schwab Corp.	3	145
Chubb Ltd.	1	180
CIT Group Inc.	—	13
Citizens Financial Group Inc.	1	41
CME Group Inc.	1	165
Comerica Inc.	1	33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
FactSet Research Systems Inc.	—	27
First Republic Bank	1	46
Franklin Resources Inc.	1	29
Hartford Financial Services Group Inc.	1	50
Heartland Financial USA Inc.	—	3
Intercontinental Exchange Inc.	2	121
International Bancshares Corp.	—	6
Invesco Ltd.	1	23
KeyCorp	3	46
Legg Mason Inc.	—	8
Loews Corp.	1	36
M&T Bank Corp.	—	58
Marsh & McLennan Cos. Inc.	1	132
Moody's Corp.	1	86
New York Community Bancorp Inc.	1	15
Northern Trust Corp.	1	54
Old National Bancorp	1	8
People's United Financial Inc.	1	17
PNC Financial Services Group Inc.	1	158
Principal Financial Group Inc.	1	40
Progressive Corp.	2	118
Prudential Financial Inc.	1	105
Regions Financial Corp.	3	40
S&P Global Inc.	1	148
Signature Bank	—	20
State Street Corp.	1	69
SVB Financial Group (a)	—	32
T. Rowe Price Group Inc.	1	67
TD Ameritrade Holding Corp.	1	38
Travelers Cos. Inc.	1	100
Umpqua Holdings Corp.	1	10
Voya Financial Inc.	1	22
Willis Towers Watson Plc	—	64
Zions Bancorp	1	23
		3,224
Health Care 11.1%
AbbVie Inc.	4	338
Abiomed Inc. (a)	—	33
Agilent Technologies Inc.	1	71
Align Technology Inc. (a)	—	61
AmerisourceBergen Corp.	1	35
Amgen Inc.	2	338
Becton Dickinson & Co.	1	187
Biogen Inc. (a)	1	133
BioMarin Pharmaceutical Inc. (a)	1	45
Bio-Techne Corp.	—	21
Bristol-Myers Squibb Co.	5	216
Cardinal Health Inc.	1	40
Celgene Corp. (a)	2	184
Centene Corp. (a)	1	60
Cerner Corp. (a)	1	48
Cigna Corp.	1	171
Cooper Cos. Inc.	—	40
Dentsply Sirona Inc.	1	31
Edwards Lifesciences Corp. (a)	1	110
Gilead Sciences Inc.	4	233
HCA Inc.	1	99
Henry Schein Inc. (a)	—	25
Hologic Inc. (a)	1	39
Humana Inc.	—	102
Idexx Laboratories Inc. (a)	—	54
Iqvia Ltd. (a)	1	64
Jazz Pharmaceuticals Plc (a)	—	25
Laboratory Corp. of America Holdings (a)	—	42
MEDNAX Inc. (a)	—	7
Merck & Co. Inc.	7	603
Mettler-Toledo International Inc. (a)	—	51
Patterson Cos. Inc.	—	6
Quest Diagnostics Inc.	—	33
ResMed Inc.	—	41
Select Medical Holdings Corp. (a)	—	4
Varian Medical Systems Inc. (a)	—	36
Vertex Pharmaceuticals Inc. (a)	1	132
Waters Corp. (a)	—	52
	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	1	135
		3,945
Industrials 9.6%
3M Co.	2	337
ACCO Brands Corp.	—	3
Acuity Brands Inc.	—	13
AGCO Corp.	—	13
Air Lease Corp. - Class A	—	9
Allegion Plc	—	24
Amerco Inc.	—	9
AO Smith Corp.	—	22
Applied Industrial Technologies Inc.	—	5
ArcBest Corp.	—	2
Avis Budget Group Inc. (a)	—	7
Builders FirstSource Inc. (a)	—	5
C.H. Robinson Worldwide Inc.	—	33
Caterpillar Inc.	2	222
Copart Inc. (a)	1	36
CSX Corp.	2	168
Cummins Inc.	—	67
Deere & Co.	1	137
Delta Air Lines Inc.	1	24
Deluxe Corp.	—	6
Dover Corp.	—	38
Eaton Corp. Plc	1	96
Echo Global Logistics Inc. (a)	—	2
EMCOR Group Inc.	—	11
Expeditors International of Washington Inc.	1	37
Exponent Inc.	—	8
Fastenal Co.	1	52
Flowserve Corp.	—	16
Fortive Corp.	1	70
Fortune Brands Home & Security Inc.	—	18
Genesee & Wyoming Inc. - Class A (a)	—	14
Graco Inc.	1	23
Granite Construction Inc.	—	5
H&E Equipment Services Inc.	—	2
HD Supply Holdings Inc. (a)	1	21
Heidrick & Struggles International Inc.	—	2
Hertz Global Holdings Inc. (a)	—	2
HNI Corp.	—	4
ICF International Inc.	—	3
Illinois Tool Works Inc.	1	119
Ingersoll-Rand Plc	1	72
Interface Inc.	—	2
Johnson Controls International Plc	3	94
Kansas City Southern	—	33
Kelly Services Inc. - Class A	—	2
Knoll Inc.	—	2
Lennox International Inc.	—	27
Lincoln Electric Holdings Inc.	—	14
Manpower Inc.	—	14
Masco Corp.	1	34
Meritor Inc. (a)	—	4
Middleby Corp. (a)	—	19
Navigant Consulting Inc.	—	2
Norfolk Southern Corp.	1	142
Owens Corning Inc.	—	14
PACCAR Inc.	1	66
Parker Hannifin Corp.	—	64
Quanta Services Inc.	—	16
Resources Connection Inc.	—	2
Robert Half International Inc.	—	22
Rockwell Automation Inc.	—	59
Roper Industries Inc.	—	98
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	9
Sensata Technologies Holding Plc (a)	1	20
Snap-On Inc.	—	25
Southwest Airlines Co.	—	19
Spirit Aerosystems Holdings Inc. - Class A	—	28
Stanley Black & Decker Inc.	1	58
Steelcase Inc. - Class A	—	4
Team Inc. (a) (b)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Tennant Co.	—	2
Tetra Tech Inc.	—	9
Timken Co.	—	9
TransUnion LLC	1	34
TrueBlue Inc. (a)	—	2
Union Pacific Corp.	2	344
United Parcel Service Inc. - Class B	2	217
United Rentals Inc. (a)	—	27
WABCO Holdings Inc. (a)	—	18
Wabtec Corp.	—	28
Wesco Aircraft Holdings Inc. (a)	—	1
WW Grainger Inc.	—	41
Xylem Inc.	1	40
		3,424
Information Technology 26.9%
Accenture Plc - Class A	2	314
Adobe Inc. (a)	1	363
Advanced Micro Devices Inc. (a)	3	68
Analog Devices Inc.	1	107
Ansys Inc. (a)	—	41
Applied Materials Inc.	3	108
ASGN Inc. (a)	—	9
Autodesk Inc. (a)	1	94
Automatic Data Processing Inc.	1	196
Cadence Design Systems Inc. (a)	1	50
Cisco Systems Inc.	13	677
Citrix Systems Inc.	—	37
Cognex Corp.	1	25
Cognizant Technology Solutions Corp. - Class A	2	118
CommScope Holding Co. Inc. (a)	1	11
Corning Inc.	2	73
Dell Technologies Inc. - Class C (a)	1	25
F5 Networks Inc. (a)	—	27
FleetCor Technologies Inc. (a)	—	61
Flex Ltd. (a)	1	14
Fortinet Inc. (a)	—	35
Hewlett Packard Enterprise Co.	4	64
HP Inc.	4	85
IHS Markit Ltd. (a)	1	60
Intel Corp.	13	683
International Business Machines Corp.	3	358
Intuit Inc.	1	180
Itron Inc. (a)	—	5
Keysight Technologies Inc. (a)	1	45
Lam Research Corp.	1	77
Mastercard Inc. - Class A	3	603
Microchip Technology Inc.	1	55
Microsoft Corp.	20	2,395
Motorola Solutions Inc.	1	64
Nvidia Corp.	2	290
Oracle Corp.	7	397
Plantronics Inc.	—	4
Salesforce.com Inc. (a)	2	338
Skyworks Solutions Inc.	1	40
Symantec Corp.	2	42
TE Connectivity Ltd.	1	76
Teradata Corp. (a)	—	14
Texas Instruments Inc.	3	284
Trimble Inc. (a)	1	28
Visa Inc. - Class A	5	766
VMware Inc. - Class A	—	41
Western Union Co.	1	23
Workday Inc. - Class A (a)	—	79
Xerox Corp.	1	18
		9,567
Materials 2.9%
Air Products & Chemicals Inc.	1	116
Albemarle Corp.	—	24
Avery Dennison Corp.	—	28
Axalta Coating Systems Ltd. (a)	1	14
Ball Corp.	1	53
Compass Minerals International Inc. (b)	—	6
Domtar Corp.	—	10
Ecolab Inc.	1	127
	Shares/Par[1]	Value ($)
HB Fuller Co.	—	6
International Flavors & Fragrances Inc.	—	31
Linde Plc	2	271
Minerals Technologies Inc.	—	5
Mosaic Co.	1	29
Newmont Mining Corp.	2	52
Nucor Corp.	1	52
PPG Industries Inc.	1	75
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corp.	—	19
Sherwin-Williams Co.	—	102
Sonoco Products Co.	—	18
		1,040
Real Estate 3.9%
American Tower Corp.	1	241
AvalonBay Communities Inc.	—	77
Boston Properties Inc.	1	58
CBRE Group Inc. - Class A (a)	1	44
Corporate Office Properties Trust	—	9
Digital Realty Trust Inc.	1	69
Duke Realty Corp.	1	31
Equinix Inc.	—	101
Equity Residential Properties Inc.	1	77
Federal Realty Investment Trust	—	29
HCP Inc.	1	41
Host Hotels & Resorts Inc.	2	39
Iron Mountain Inc.	1	28
Jones Lang LaSalle Inc.	—	19
Liberty Property Trust	—	19
Macerich Co.	—	13
PotlatchDeltic Corp.	—	8
ProLogis Inc.	2	126
Realogy Holdings Corp. (b)	—	3
SBA Communications Corp. (a)	—	63
Simon Property Group Inc.	1	158
UDR Inc.	1	34
Vornado Realty Trust	1	33
Weyerhaeuser Co.	2	56
		1,376
Utilities 1.9%
AES Corp.	2	34
Alliant Energy Corp.	1	32
American Water Works Co. Inc.	1	53
Avista Corp.	—	7
CenterPoint Energy Inc.	1	43
CMS Energy Corp.	1	43
Consolidated Edison Inc.	1	73
Eversource Energy	1	63
MDU Resources Group Inc.	1	14
New Jersey Resources Corp.	—	13
NiSource Inc.	1	29
Northwest Natural Holding Co.	—	4
Ormat Technologies Inc.	—	5
PPL Corp.	2	63
Sempra Energy	1	95
UGI Corp.	1	27
WEC Energy Group Inc.	1	69
		667
Total Common Stocks (cost $33,071)		35,379
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	122	122
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	8	8
Total Short Term Investments (cost $130)		130
Total Investments 100.0% (cost $33,201)		35,509
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		16
	Shares/Par[1]	Value ($)
Total Net Assets 100.0%		35,526

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	127	13	9	1	—	9	140	0.4

JNL/Mellon Capital MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	June 2019	140	1	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	696
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,493
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,008
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	989
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,274
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	496
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	302
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	515
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	720
COMM Mortgage Trust
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	476	476
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	688
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	521
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	500	514
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	411
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	500
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,010
Delta Air Lines Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	214	233
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	637
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	991
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	526
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	1,000	1,011
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	217	218
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	518
Series 2013-A2-C11, REMIC, 3.09%, 08/17/46	75	76
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	504
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	984
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	350	353
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	501
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	194	200
Series 2014-A-2, 3.75%, 09/03/26	160	162
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	180	182
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	503
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,074
Wells Fargo-RBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	358	358
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	517
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,156)		21,161
CORPORATE BONDS AND NOTES 25.2%
Communication Services 2.2%
Alphabet Inc.
2.00%, 08/15/26	300	284
America Movil SAB de CV
6.38%, 03/01/35	200	250
4.38%, 07/16/42	200	209
AT&T Inc.
2.45%, 06/30/20	150	150
2.80%, 02/17/21	535	535
3.00%, 06/30/22	150	150
	Shares/Par[1]	Value ($)
3.40%, 05/15/25 (a)	200	198
4.25%, 03/01/27	170	175
4.35%, 03/01/29 - 06/15/45	655	620
4.50%, 05/15/35	950	937
4.85%, 03/01/39	105	106
6.35%, 03/15/40	300	348
4.75%, 05/15/46	200	196
5.65%, 02/15/47	160	175
4.50%, 03/09/48	656	617
5.70%, 03/01/57	170	184
British Telecommunications Plc
9.13%, 12/15/30 (b)	250	358
CBS Corp.
4.00%, 01/15/26	500	508
7.88%, 07/30/30	125	164
4.85%, 07/01/42	150	148
Charter Communications Operating LLC
3.58%, 07/23/20	500	504
4.91%, 07/23/25	640	675
6.48%, 10/23/45	210	236
5.75%, 04/01/48	100	105
Comcast Corp.
2.75%, 03/01/23	50	50
3.70%, 04/15/24	285	294
3.38%, 08/15/25	290	294
4.15%, 10/15/28	350	369
4.20%, 08/15/34	500	520
6.50%, 11/15/35	100	127
6.95%, 08/15/37	250	332
3.90%, 03/01/38	70	69
4.75%, 03/01/44	300	325
4.00%, 08/15/47 - 03/01/48	110	107
4.70%, 10/15/48	365	396
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (b)	300	414
Discovery Communications LLC
2.80%, 06/15/20 (c)	250	249
3.50%, 06/15/22 (c)	250	252
3.95%, 03/20/28	105	102
5.00%, 09/20/37	150	146
6.35%, 06/01/40	100	110
5.20%, 09/20/47	75	73
Fox Corp.
5.48%, 01/25/39 (c)	65	72
5.58%, 01/25/49 (c)	80	91
France Telecom SA
5.38%, 01/13/42	100	114
Grupo Televisa SAB
6.63%, 03/18/25	100	113
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	257
NBCUniversal Media LLC
5.15%, 04/30/20	200	205
4.38%, 04/01/21	500	516
6.40%, 04/30/40	250	318
Orange SA
5.50%, 02/06/44	300	347
Rogers Communications Inc.
3.63%, 12/15/25	300	304
Telefonica Emisiones SAU
5.13%, 04/27/20	350	358
Telefonica Europe BV
8.25%, 09/15/30	500	663
Time Warner Cable Inc.
7.30%, 07/01/38	300	353
6.75%, 06/15/39	300	335
Time Warner Inc.
3.40%, 06/15/22	500	506
2.95%, 07/15/26	500	473
4.85%, 07/15/45	90	91
Verizon Communications Inc.
3.13%, 03/16/22	135	137
5.15%, 09/15/23	250	275
3.38%, 02/15/25	223	226
4.13%, 03/16/27	300	314

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.33%, 09/21/28	400	423
4.02%, 12/03/29 (c)	982	1,015
4.50%, 08/10/33	180	190
5.25%, 03/16/37	195	220
4.86%, 08/21/46	850	909
5.01%, 04/15/49 - 08/21/54	560	605
Viacom Inc.
3.88%, 04/01/24	156	159
4.38%, 03/15/43	300	270
Vodafone Group Plc
4.38%, 05/30/28	220	223
7.88%, 02/15/30	200	254
5.00%, 05/30/38	60	60
5.25%, 05/30/48	175	175
Walt Disney Co.
4.50%, 02/15/21 (c)	400	414
2.75%, 08/16/21	300	302
3.00%, 09/15/22 (c)	350	354
7.00%, 03/01/32	50	69
6.20%, 12/15/34 (c)	50	65
6.15%, 02/15/41 (c)	550	735
		24,571
Consumer Discretionary 1.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	211
4.50%, 11/28/34	300	315
Amazon.com Inc.
2.50%, 11/29/22	200	200
3.15%, 08/22/27	1,140	1,148
3.88%, 08/22/37	170	178
4.25%, 08/22/57	320	345
AutoZone Inc.
3.25%, 04/15/25	350	346
3.75%, 06/01/27	200	202
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	21
BorgWarner Inc.
4.38%, 03/15/45	200	185
California Institute of Technology
4.32%, 08/01/45	40	44
Carnival Corp.
3.95%, 10/15/20	200	203
Dollar General Corp.
3.25%, 04/15/23	250	252
Dollar Tree Inc.
4.20%, 05/15/28	90	90
Ford Motor Co.
4.35%, 12/08/26 (a)	200	185
7.45%, 07/16/31	300	320
5.29%, 12/08/46	200	168
General Motors Co.
5.00%, 04/01/35	200	182
5.15%, 04/01/38	70	64
5.40%, 04/01/48	190	174
GLP Capital LP
4.38%, 04/15/21	300	304
5.38%, 04/15/26	150	157
5.75%, 06/01/28	300	323
Hasbro Inc.
6.35%, 03/15/40	300	331
Home Depot Inc.
2.00%, 04/01/21	310	307
3.00%, 04/01/26	500	503
5.88%, 12/16/36	600	756
3.50%, 09/15/56	200	184
Kohl's Corp.
4.25%, 07/17/25	500	512
Leggett & Platt Inc.
4.40%, 03/15/29	200	202
Lowe's Cos. Inc.
4.63%, 04/15/20	100	101
4.38%, 09/15/45	150	147
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	784
	Shares/Par[1]	Value ($)
McDonald's Corp.
2.75%, 12/09/20	230	230
3.70%, 01/30/26	175	181
6.30%, 03/01/38	200	248
4.88%, 12/09/45	165	179
Nike Inc.
2.25%, 05/01/23	200	199
Nordstrom Inc.
4.00%, 10/15/21	225	230
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	24
Sands China Ltd.
4.60%, 08/08/23 (d)	400	411
5.13%, 08/08/25 (d)	400	419
Starbucks Corp.
2.70%, 06/15/22	225	225
4.00%, 11/15/28 (a)	200	209
4.50%, 11/15/48	400	410
Target Corp.
3.63%, 04/15/46	300	285
3.90%, 11/15/47	300	297
TJX Cos. Inc.
2.75%, 06/15/21	200	201
Toyota Motor Corp.
3.42%, 07/20/23	200	206
3.67%, 07/20/28	200	210
University of Notre Dame du Lac
3.44%, 02/15/45	250	248
University of Southern California
3.03%, 10/01/39	450	423
5.25%, 10/01/11	20	25
		14,304
Consumer Staples 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	499
4.80%, 02/14/29	180	186
5.80%, 02/14/39	110	117
4.50%, 05/02/43	200	180
6.20%, 02/14/59	145	156
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	300	297
3.65%, 02/01/26 (c)	975	978
4.75%, 01/23/29	280	298
4.70%, 02/01/36 (c)	482	482
5.45%, 01/23/39	120	130
4.90%, 02/01/46 (c)	590	594
4.44%, 10/06/48	662	624
5.80%, 01/23/59	295	328
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	289
4.02%, 04/16/43	250	255
BAT Capital Corp.
2.76%, 08/15/22	310	305
4.39%, 08/15/37	150	136
4.54%, 08/15/47	150	132
Campbell Soup Co.
4.25%, 04/15/21	300	307
4.15%, 03/15/28	300	299
Church & Dwight Co. Inc.
3.15%, 08/01/27	200	194
3.95%, 08/01/47	200	192
Clorox Co.
3.80%, 11/15/21	250	257
Coca-Cola Co.
3.15%, 11/15/20	300	303
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	207
Conagra Brands Inc.
5.30%, 11/01/38	55	56
5.40%, 11/01/48	55	55
Constellation Brands Inc.
2.25%, 11/06/20	200	198
Costco Wholesale Corp.
3.00%, 05/18/27	80	80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Diageo Investment Corp.
8.00%, 09/15/22	100	117
General Mills Inc.
3.65%, 02/15/24	303	310
4.20%, 04/17/28 (a)	105	109
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	572
JM Smucker Co.
3.50%, 03/15/25	300	300
3.38%, 12/15/27 (a)	250	245
Kellogg Co.
4.00%, 12/15/20	127	130
Kraft Foods Group Inc.
5.00%, 06/04/42	200	190
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	210
5.20%, 07/15/45	80	77
4.38%, 06/01/46	205	178
Kroger Co.
7.50%, 04/01/31	150	188
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (c)	205	211
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	219
Molson Coors Brewing Co.
3.00%, 07/15/26	500	474
PepsiCo Inc.
3.10%, 07/17/22	500	510
3.00%, 10/15/27	500	497
4.45%, 04/14/46	180	201
3.45%, 10/06/46	90	87
Philip Morris International Inc.
2.90%, 11/15/21	300	302
2.50%, 11/02/22	200	198
4.38%, 11/15/41	300	293
Procter & Gamble Co.
2.30%, 02/06/22	500	498
Reynolds American Inc.
4.85%, 09/15/23	150	158
5.70%, 08/15/35	100	104
5.85%, 08/15/45	210	216
Sysco Corp.
2.60%, 06/12/22	500	496
Tyson Foods Inc.
5.15%, 08/15/44	200	204
Unilever Capital Corp.
2.75%, 03/22/21	200	201
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	204
4.50%, 11/18/34	200	198
Walmart Inc.
2.85%, 06/23/20	400	402
3.40%, 06/26/23	500	516
3.70%, 06/26/28	185	195
Wal-Mart Stores Inc.
2.65%, 12/15/24	300	299
3.63%, 12/15/47	300	298
		17,741
Energy 2.5%
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	288
4.50%, 07/15/44	200	190
Apache Corp.
3.63%, 02/01/21	400	404
4.75%, 04/15/43	200	189
Baker Hughes a GE Co. LLC
2.77%, 12/15/22	500	497
3.34%, 12/15/27	400	390
Baker Hughes Inc.
3.20%, 08/15/21	75	76
Boardwalk Pipelines LP
3.38%, 02/01/23	200	196
BP Capital Markets Plc
3.06%, 03/17/22	200	202
	Shares/Par[1]	Value ($)
3.81%, 02/10/24	500	520
3.28%, 09/19/27	90	90
Burlington Resources Finance Co.
7.20%, 08/15/31	100	135
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	170
6.25%, 03/15/38	300	362
Cenovus Energy Inc.
5.40%, 06/15/47	500	500
Chevron Corp.
2.10%, 05/16/21	145	144
3.19%, 06/24/23	500	512
2.95%, 05/16/26	110	111
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	114
Concho Resources Inc.
4.30%, 08/15/28	250	258
4.88%, 10/01/47	45	48
Conoco Funding Co.
7.25%, 10/15/31	75	102
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	258
Continental Resources Inc.
4.50%, 04/15/23	300	311
Devon Energy Corp.
4.00%, 07/15/21	750	765
5.85%, 12/15/25	57	65
Ecopetrol SA
4.13%, 01/16/25	250	254
Enable Midstream Partners LP
3.90%, 05/15/24	200	199
4.95%, 05/15/28	300	305
Enbridge Energy Partners LP
7.50%, 04/15/38	200	269
Energen Corp.
4.63%, 09/01/21	50	50
Energy Transfer Operating LP
6.25%, 04/15/49	90	101
Energy Transfer Partners LP
4.75%, 01/15/26	350	366
4.95%, 06/15/28	250	263
7.50%, 07/01/38	200	243
6.50%, 02/01/42	150	168
6.00%, 06/15/48	50	54
Enterprise Products Operating LLC
3.70%, 02/15/26	350	359
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	124
4.45%, 02/15/43	150	152
4.95%, 10/15/54	300	316
EOG Resources Inc.
2.63%, 03/15/23	200	199
3.15%, 04/01/25	200	201
Exxon Mobil Corp.
2.22%, 03/01/21	410	408
3.04%, 03/01/26	315	320
4.11%, 03/01/46	205	222
Halliburton Co.
3.80%, 11/15/25	150	153
7.45%, 09/15/39	250	336
5.00%, 11/15/45	120	128
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	405
HollyFrontier Corp.
5.88%, 04/01/26	240	256
Husky Energy Inc.
4.40%, 04/15/29	200	203
Kerr-McGee Corp.
6.95%, 07/01/24	230	264
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	300	304
5.00%, 03/01/43	300	301
5.40%, 09/01/44	250	265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Kinder Morgan Inc.
5.30%, 12/01/34	350	381
Magellan Midstream Partners LP
4.25%, 02/01/21	300	307
Marathon Petroleum Corp.
3.63%, 09/15/24	200	202
3.80%, 04/01/28 (c)	200	198
6.50%, 03/01/41	300	366
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	587
4.50%, 04/15/38	105	100
5.20%, 03/01/47	60	61
5.50%, 02/15/49	80	85
4.90%, 04/15/58	110	103
National Oilwell Varco Inc.
2.60%, 12/01/22	80	78
Newfield Exploration Co.
5.75%, 01/30/22	200	214
Nexen Energy ULC
5.88%, 03/10/35 (a)	50	60
Noble Energy Inc.
3.90%, 11/15/24	35	35
3.85%, 01/15/28	300	296
Occidental Petroleum Corp.
3.40%, 04/15/26	500	511
4.63%, 06/15/45	100	109
4.10%, 02/15/47	150	154
ONEOK Inc.
7.50%, 09/01/23	200	232
4.00%, 07/13/27	200	200
4.55%, 07/15/28	50	52
ONEOK Partners LP
3.38%, 10/01/22	250	252
6.65%, 10/01/36	150	175
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	141
Petroleos Mexicanos
6.88%, 08/04/26	300	311
6.50%, 03/13/27	330	331
5.35%, 02/12/28	195	181
5.50%, 01/21/21 - 06/27/44	1,200	1,121
5.63%, 01/23/46	350	288
6.75%, 09/21/47	270	248
Phillips 66
4.30%, 04/01/22	500	522
4.65%, 11/15/34	250	269
Phillips 66 Partners LP
4.90%, 10/01/46	150	153
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	206
Plains All American Pipeline LP
4.30%, 01/31/43	200	174
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	330
5.00%, 03/15/27	100	106
4.20%, 03/15/28	300	303
Shell International Finance BV
1.88%, 05/10/21	275	271
3.25%, 05/11/25	230	234
6.38%, 12/15/38	200	272
4.00%, 05/10/46	155	162
Statoil ASA
3.15%, 01/23/22	200	203
3.70%, 03/01/24	200	209
3.95%, 05/15/43	300	309
Suncor Energy Inc.
4.00%, 11/15/47	40	40
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	301
5.40%, 10/01/47	90	90
Total Capital Canada Ltd.
2.75%, 07/15/23	300	301
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	406
6.20%, 10/15/37	100	119
	Shares/Par[1]	Value ($)
5.00%, 10/16/43	150	158
4.88%, 01/15/26 - 05/15/48	410	442
Valero Energy Corp.
3.65%, 03/15/25	250	254
Valero Energy Partners LP
4.38%, 12/15/26	200	207
Williams Partners LP
4.00%, 09/15/25	350	360
6.30%, 04/15/40	200	232
		28,156
Financials 7.7%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	498
4.35%, 11/03/45	150	163
AerCap Ireland Capital DAC
3.95%, 02/01/22	750	760
3.30%, 01/23/23	300	295
3.88%, 01/23/28	300	283
Aflac Inc.
3.63%, 06/15/23	200	207
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	349
Allstate Corp.
3.15%, 06/15/23	400	405
American Express Co.
2.65%, 12/02/22	500	497
3.00%, 10/30/24	400	398
American Express Credit Corp.
3.30%, 05/03/27	300	304
American Honda Finance Corp.
3.45%, 07/14/23	200	205
American International Group Inc.
4.88%, 06/01/22	200	211
4.13%, 02/15/24	150	155
3.90%, 04/01/26	350	352
4.20%, 04/01/28	130	132
4.25%, 03/15/29	300	304
4.50%, 07/16/44	150	144
4.80%, 07/10/45	290	291
4.75%, 04/01/48	60	60
4.38%, 01/15/55	300	268
American Water Capital Corp.
3.75%, 09/01/47	100	98
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	167
Ares Capital Corp.
4.25%, 03/01/25	300	292
Assurant Inc.
6.75%, 02/15/34	38	44
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	248
AXA Equitable Holdings Inc.
4.35%, 04/20/28	85	86
5.00%, 04/20/48	100	98
AXA SA
8.60%, 12/15/30	100	133
Banco Santander SA
3.13%, 02/23/23	400	396
3.80%, 02/23/28	400	388
Bank of America Corp.
2.25%, 04/21/20	120	119
2.63%, 04/19/21	380	379
5.00%, 05/13/21	400	418
2.37%, 07/21/21 (e)	140	139
2.74%, 01/23/22	100	100
2.82%, 07/21/23 (e)	800	794
3.00%, 12/20/23	1,300	1,296
4.00%, 04/01/24 - 01/22/25	450	463
3.86%, 07/23/24	140	144
4.20%, 08/26/24	750	777
3.46%, 03/15/25	400	403
4.25%, 10/22/26	750	771
3.59%, 07/21/28	750	747
3.97%, 03/05/29	150	153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.27%, 07/23/29	170	177
6.11%, 01/29/37	250	298
4.24%, 04/24/38	120	123
4.44%, 01/20/48 (e)	120	126
3.95%, 01/23/49	75	74
4.33%, 03/15/50	300	309
Bank of Montreal
3.10%, 07/13/20	250	251
1.90%, 08/27/21	300	295
2.90%, 03/26/22 (f)	400	401
3.80%, 12/15/32	300	291
Bank One Corp.
8.00%, 04/29/27	200	252
Barclays Plc
3.25%, 01/12/21	285	285
3.65%, 03/16/25	400	392
5.25%, 08/17/45	250	261
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300	310
4.30%, 05/15/43	200	212
4.20%, 08/15/48	135	141
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	222
BlackRock Inc.
3.38%, 06/01/22	200	205
BNP Paribas SA
2.38%, 05/21/20	350	349
5.00%, 01/15/21	400	416
4.25%, 10/15/24	250	256
BPCE SA
4.00%, 04/15/24	200	207
Branch Banking & Trust Co.
2.25%, 06/01/20	300	299
3.63%, 09/16/25	500	510
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	252
Brookfield Finance Inc.
3.90%, 01/25/28	150	145
Capital One Financial Corp.
3.50%, 06/15/23	550	556
Cincinnati Financial Corp.
6.13%, 11/01/34	100	123
Citibank NA
2.13%, 10/20/20	500	496
Citigroup Inc.
2.90%, 12/08/21	250	250
4.50%, 01/14/22	750	782
2.75%, 04/25/22	500	498
4.05%, 07/30/22	400	412
5.50%, 09/13/25	300	329
3.20%, 10/21/26	780	764
3.89%, 01/10/28 (e)	160	163
3.67%, 07/24/28 (e)	450	449
4.13%, 07/25/28	250	251
4.08%, 04/23/29	115	118
3.88%, 01/24/39	100	98
5.88%, 01/30/42	489	600
4.28%, 04/24/48	60	62
4.65%, 07/23/48	140	151
Citizens Bank NA
2.20%, 05/26/20	250	248
CME Group Inc.
3.00%, 03/15/25	200	201
CNA Financial Corp.
5.75%, 08/15/21	200	212
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	396
4.25%, 05/09/43	300	309
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	516
4.38%, 08/04/25	500	517
5.25%, 08/04/45	250	281
Credit Suisse AG
3.00%, 10/29/21	500	502
	Shares/Par[1]	Value ($)
3.63%, 09/09/24	250	253
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	250	271
Dell EMC
4.42%, 06/15/21 (c)	530	544
6.02%, 06/15/26 (c)	425	457
8.10%, 07/15/36 (c)	145	171
8.35%, 07/15/46 (c)	120	145
Deutsche Bank AG
4.25%, 10/14/21	220	221
Discover Bank
7.00%, 04/15/20	300	312
4.25%, 03/13/26	200	203
Fifth Third Bancorp
8.25%, 03/01/38	300	418
Fifth Third Bank
2.25%, 06/14/21	500	496
Ford Motor Credit Co. LLC
3.81%, 10/12/21	300	297
GE Capital International Funding Co.
2.34%, 11/15/20	500	494
3.37%, 11/15/25	500	486
4.42%, 11/15/35	350	324
General Electric Capital Corp.
4.38%, 09/16/20	550	561
3.45%, 05/15/24	350	348
6.88%, 01/10/39	300	355
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	498
4.38%, 09/25/21	380	388
4.15%, 06/19/23	500	505
4.00%, 01/15/25	200	197
Goldman Sachs Group Inc.
2.60%, 04/23/20	250	249
2.75%, 09/15/20	75	75
5.25%, 07/27/21	500	525
3.63%, 01/22/23	400	407
3.75%, 05/22/25	1,000	1,011
4.25%, 10/21/25	500	512
3.85%, 01/26/27	110	111
3.81%, 04/23/29	150	149
6.75%, 10/01/37	350	429
4.41%, 04/23/39	90	90
6.25%, 02/01/41	500	622
4.75%, 10/21/45	230	244
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	91
HSBC Holdings Plc
3.40%, 03/08/21	400	403
5.10%, 04/05/21	250	261
2.95%, 05/25/21	295	295
3.26%, 03/13/23 (e)	400	401
4.25%, 03/14/24	150	153
3.80%, 03/11/25 (f)	400	406
7.63%, 05/17/32	650	860
6.10%, 01/14/42	300	392
IHS Markit Ltd.
4.13%, 08/01/23	200	204
4.75%, 08/01/28	200	209
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	315
Intercontinental Exchange Inc.
4.25%, 09/21/48	75	79
International Finance Corp.
2.00%, 10/24/22	500	495
Jefferies Group LLC
6.88%, 04/15/21	500	535
4.15%, 01/23/30	150	137
John Deere Capital Corp.
2.88%, 03/12/21	200	201
2.95%, 04/01/22	300	303
3.45%, 06/07/23 - 03/07/29	215	221
JPMorgan Chase & Co.
4.40%, 07/22/20	600	614
2.55%, 03/01/21	500	499

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
2.40%, 06/07/21	500	496
2.30%, 08/15/21	500	494
3.20%, 01/25/23	500	506
2.78%, 04/25/23	600	597
3.38%, 05/01/23	750	758
3.63%, 05/13/24	250	257
3.80%, 07/23/24	130	134
3.13%, 01/23/25	305	305
3.54%, 05/01/28	300	301
4.01%, 04/23/29	150	154
4.20%, 07/23/29	640	669
5.60%, 07/15/41	500	609
3.96%, 11/15/48	200	196
JPMorgan Chase Bank NA
3.51%, 01/23/29	200	199
3.90%, 01/23/49	105	102
Lazard Group LLC
4.38%, 03/11/29	300	303
Lincoln National Corp.
4.00%, 09/01/23 (a)	500	523
Lloyds Bank Plc
6.38%, 01/21/21	200	212
Lloyds Banking Group Plc
4.65%, 03/24/26	500	507
LYB International Finance BV
5.25%, 07/15/43	300	308
Manufacturers & Traders Trust Co.
2.63%, 01/25/21	250	250
Marsh & McLennan Companies Inc.
4.90%, 03/15/49	65	71
MetLife Inc.
3.60%, 04/10/24	250	258
5.70%, 06/15/35	100	120
6.40%, 12/15/36	100	107
5.88%, 02/06/41	300	373
Mitsubishi UFJ Financial Group Inc.
3.54%, 07/26/21	300	304
2.19%, 09/13/21	500	491
3.76%, 07/26/23	300	308
4.29%, 07/26/38	300	317
Mizuho Financial Group Inc.
3.55%, 03/05/23	300	305
4.02%, 03/05/28	500	529
Morgan Stanley
2.80%, 06/16/20	200	200
5.75%, 01/25/21	400	420
3.13%, 01/23/23	150	151
3.75%, 02/25/23	300	308
3.70%, 10/23/24	100	102
4.00%, 07/23/25	750	775
6.25%, 08/09/26	200	232
4.35%, 09/08/26	650	669
3.63%, 01/20/27	600	602
6.38%, 07/24/42	300	391
4.38%, 01/22/47	200	206
Northern Trust Corp.
3.95%, 10/30/25	250	264
ORIX Corp.
3.70%, 07/18/27	200	202
PartnerRe Finance B LLC
5.50%, 06/01/20	90	93
PNC Bank NA
2.00%, 05/19/20	250	248
4.20%, 11/01/25	300	316
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	650
3.15%, 05/19/27	400	401
Progressive Corp.
4.35%, 04/25/44	200	214
4.13%, 04/15/47	50	52
Prudential Financial Inc.
3.50%, 05/15/24 (a)	500	518
5.20%, 03/15/44 (e)	250	252
4.60%, 05/15/44	150	161
3.91%, 12/07/47	313	303
	Shares/Par[1]	Value ($)
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	200	213
3.50%, 05/15/23 (e) (f)	200	199
3.88%, 09/12/23	300	301
4.27%, 03/22/25 (f)	400	404
S&P Global Inc.
4.40%, 02/15/26	90	97
6.55%, 11/15/37	250	327
Santander Holdings USA Inc.
4.50%, 07/17/25	500	515
Shell International Finance BV
4.13%, 05/11/35	435	465
4.38%, 05/11/45	260	284
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	247
3.20%, 09/23/26	500	483
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	201
State Street Corp.
2.55%, 08/18/20	500	499
3.10%, 05/15/23	500	503
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	500	507
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	246
3.10%, 01/17/23	100	100
3.45%, 01/11/27	150	151
3.54%, 01/17/28	200	203
Svensk Exportkredit AB
1.75%, 08/28/20	300	297
2.38%, 03/09/22	300	300
Synchrony Financial
4.25%, 08/15/24	250	252
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	202
Toronto-Dominion Bank
2.50%, 12/14/20	350	349
2.55%, 01/25/21	200	200
Toyota Motor Credit Corp.
4.25%, 01/11/21	400	411
Travelers Cos. Inc.
4.00%, 05/30/47	100	102
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	260
U.S. Bancorp
4.13%, 05/24/21	400	412
2.95%, 07/15/22	400	401
3.15%, 04/27/27	500	502
US Bank NA
2.05%, 10/23/20	400	397
2.80%, 01/27/25	500	498
Wells Fargo & Co.
2.55%, 12/07/20	500	499
4.60%, 04/01/21	500	516
3.50%, 03/08/22	500	509
3.07%, 01/24/23	220	220
3.00%, 02/19/25 - 04/22/26	640	627
4.10%, 06/03/26	200	205
3.00%, 10/23/26	500	488
3.58%, 05/22/28 (e)	250	251
4.15%, 01/24/29	130	136
5.38%, 02/07/35	250	293
5.61%, 01/15/44	350	404
4.90%, 11/17/45	250	269
4.75%, 12/07/46	200	209
Wells Fargo Bank NA
2.60%, 01/15/21	250	249
Westpac Banking Corp.
2.00%, 08/19/21	350	344
2.75%, 01/11/23	200	199
2.85%, 05/13/26	90	87
2.70%, 08/19/26	250	241
3.40%, 01/25/28 (a)	200	202
		85,988

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Health Care 3.0%
Abbott Laboratories
2.90%, 11/30/21	300	301
2.95%, 03/15/25	250	249
6.00%, 04/01/39	100	126
4.75%, 04/15/43	200	223
4.90%, 11/30/46	200	231
AbbVie Inc.
2.90%, 11/06/22	400	400
3.60%, 05/14/25	140	140
3.20%, 05/14/26	200	194
4.25%, 11/14/28	100	102
4.50%, 05/14/35	180	176
4.30%, 05/14/36	115	110
4.70%, 05/14/45	260	250
4.45%, 05/14/46	140	130
4.88%, 11/14/48	100	99
Aetna Inc.
3.50%, 11/15/24	200	200
6.63%, 06/15/36	150	180
4.13%, 11/15/42	200	181
Agilent Technologies Inc.
5.00%, 07/15/20	200	205
Amgen Inc.
2.65%, 05/11/22	200	199
3.63%, 05/22/24	250	257
2.60%, 08/19/26	180	171
4.66%, 06/15/51	808	815
Anthem Inc.
3.50%, 08/15/24	500	507
4.38%, 12/01/47	80	80
AstraZeneca Plc
2.38%, 11/16/20	145	144
3.38%, 11/16/25	115	116
6.45%, 09/15/37	250	317
4.38%, 11/16/45 - 08/17/48	130	135
Baxalta Inc.
4.00%, 06/23/25	250	257
5.25%, 06/23/45	60	66
Becton Dickinson & Co.
3.25%, 11/12/20	350	351
3.73%, 12/15/24	193	196
Biogen Inc.
2.90%, 09/15/20	660	661
4.05%, 09/15/25	140	144
Boston Scientific Corp.
3.85%, 05/15/25	200	206
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	294
3.25%, 08/01/42	300	257
Cardinal Health Inc.
2.62%, 06/15/22	200	197
3.75%, 09/15/25	100	100
3.41%, 06/15/27	200	189
Celgene Corp.
3.95%, 10/15/20	300	305
3.25%, 02/20/23	60	60
3.88%, 08/15/25	220	226
3.90%, 02/20/28	200	204
4.63%, 05/15/44	250	253
4.35%, 11/15/47	70	69
4.55%, 02/20/48	90	91
Cigna Corp.
4.00%, 02/15/22	500	514
3.88%, 10/15/47	60	54
CVS Health Corp.
2.80%, 07/20/20	280	280
4.13%, 05/15/21	400	409
3.50%, 07/20/22	500	506
3.70%, 03/09/23	400	406
4.10%, 03/25/25	400	410
2.88%, 06/01/26	200	189
4.30%, 03/25/28	620	629
5.13%, 07/20/45	200	203
	Shares/Par[1]	Value ($)
5.05%, 03/25/48	470	474
Eli Lilly & Co.
5.55%, 03/15/37	100	122
Express Scripts Holding Co.
3.50%, 06/15/24	300	302
Gilead Sciences Inc.
2.55%, 09/01/20	240	240
4.40%, 12/01/21	200	208
1.95%, 03/01/22	200	197
3.65%, 03/01/26	750	765
2.95%, 03/01/27	550	535
4.15%, 03/01/47	150	145
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	501
3.38%, 05/15/23	135	138
3.88%, 05/15/28	120	126
Halfmoon Parent Inc.
3.20%, 09/17/20 (c)	100	100
3.40%, 09/17/21 (c)	70	71
3.75%, 07/15/23 (c)	170	174
4.13%, 11/15/25 (c)	120	124
4.38%, 10/15/28 (c)	210	218
4.80%, 08/15/38 (c)	120	123
4.90%, 12/15/48 (c)	160	166
Humana Inc.
4.95%, 10/01/44	200	214
Johnson & Johnson
1.65%, 03/01/21	350	345
2.45%, 03/01/26	350	343
3.63%, 03/03/37	100	102
5.95%, 08/15/37	250	326
4.50%, 12/05/43	100	114
3.50%, 01/15/48	50	49
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	503
McKesson Corp.
2.85%, 03/15/23	500	495
4.88%, 03/15/44	60	60
Medtronic Inc.
3.50%, 03/15/25	210	217
4.38%, 03/15/35	468	512
4.63%, 03/15/45	350	401
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	156
4.20%, 07/01/55	250	266
Merck & Co. Inc.
2.35%, 02/10/22	250	250
2.40%, 09/15/22	400	398
3.90%, 03/07/39	50	52
3.60%, 09/15/42	200	195
3.70%, 02/10/45	250	248
4.00%, 03/07/49	80	83
Mylan Inc.
4.20%, 11/29/23	400	406
Mylan NV
5.25%, 06/15/46	85	77
New York and Presbyterian Hospital
4.06%, 08/01/56	300	308
Northwell Healthcare Inc.
3.98%, 11/01/46	500	483
Novartis Capital Corp.
4.40%, 05/06/44	200	221
Pfizer Inc.
5.20%, 08/12/20	90	93
1.95%, 06/03/21	185	183
2.75%, 06/03/26	175	173
4.40%, 05/15/44	250	272
4.20%, 09/15/48	50	54
4.00%, 03/15/49	65	67
Pharmacia Corp.
6.60%, 12/01/28 (b)	50	63
Providence Health and Services
3.74%, 10/01/47	500	477
Quest Diagnostics Inc.
4.70%, 04/01/21	200	207

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.50%, 03/30/25	300	300
Stryker Corp.
3.50%, 03/15/26	250	253
4.10%, 04/01/43	200	198
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	241
5.30%, 02/01/44	200	231
Trinity Health Corp.
4.13%, 12/01/45	250	258
UnitedHealth Group Inc.
4.70%, 02/15/21	400	414
2.88%, 03/15/22	500	503
3.88%, 12/15/28	200	209
5.80%, 03/15/36	150	186
4.75%, 07/15/45	110	124
4.20%, 01/15/47	150	156
3.75%, 07/15/25 - 10/15/47	200	204
4.25%, 06/15/48	80	85
4.45%, 12/15/48	60	65
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	499
4.63%, 10/01/42	500	479
WellPoint Inc.
3.30%, 01/15/23	300	303
4.65%, 01/15/43	200	207
Wyeth LLC
5.95%, 04/01/37	250	318
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	197
Zimmer Holdings Inc.
3.15%, 04/01/22	200	201
Zoetis Inc.
3.45%, 11/13/20	500	505
		33,242
Industrials 1.7%
3M Co.
2.00%, 06/26/22	250	246
Air Lease Corp.
2.50%, 03/01/21	300	297
3.25%, 03/01/25	300	289
Allegion US Holding Co. Inc.
3.55%, 10/01/27	300	281
Boeing Co.
5.88%, 02/15/40	25	31
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	507
6.15%, 05/01/37	100	128
5.75%, 05/01/40	400	497
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	111
Caterpillar Inc.
3.90%, 05/27/21	300	309
3.40%, 05/15/24	500	518
4.30%, 05/15/44 (a)	300	325
CSX Corp.
3.70%, 11/01/23	200	206
3.80%, 03/01/28	300	308
5.50%, 04/15/41	205	238
4.30%, 03/01/48	50	51
3.95%, 05/01/50	300	288
Deere & Co.
2.60%, 06/08/22	400	401
3.90%, 06/09/42	200	210
Dover Corp.
5.38%, 03/01/41	150	171
Eaton Corp.
4.15%, 11/02/42	100	100
Emerson Electric Co.
2.63%, 12/01/21	350	351
2.63%, 02/15/23 (a)	360	359
FedEx Corp.
3.20%, 02/01/25	350	351
3.25%, 04/01/26	300	299
3.88%, 08/01/42	200	178
	Shares/Par[1]	Value ($)
4.55%, 04/01/46	300	290
General Electric Co.
2.70%, 10/09/22	250	245
4.50%, 03/11/44	400	367
Harris Corp.
3.83%, 04/27/25	250	256
5.05%, 04/27/45	250	276
Honeywell International Inc.
3.81%, 11/21/47	300	306
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26	200	202
3.80%, 03/21/29	200	203
4.50%, 03/21/49	200	206
Johnson Controls International Plc
3.75%, 12/01/21	250	254
Kennametal Inc.
4.63%, 06/15/28	100	100
L-3 Communications Corp.
4.95%, 02/15/21	500	517
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	290	285
Lockheed Martin Corp.
2.50%, 11/23/20	225	224
3.55%, 01/15/26	200	207
4.50%, 05/15/36	105	114
4.07%, 12/15/42	243	248
4.09%, 09/15/52	107	109
Massachusetts Institute of Technology
4.68%, 07/01/14	250	291
Norfolk Southern Corp.
2.90%, 02/15/23	79	79
3.85%, 01/15/24	200	208
4.84%, 10/01/41	224	244
Northrop Grumman Corp.
3.25%, 01/15/28	150	148
4.75%, 06/01/43	155	169
3.85%, 04/15/45	250	240
4.03%, 10/15/47	130	129
Precision Castparts Corp.
2.50%, 01/15/23	300	298
Raytheon Co.
3.13%, 10/15/20	500	505
Republic Services Inc.
3.55%, 06/01/22	490	501
Rockwell Collins Inc.
2.80%, 03/15/22	200	199
4.80%, 12/15/43	25	26
Ryder System Inc.
2.50%, 05/11/20	350	349
Snap-on Inc.
3.25%, 03/01/27	500	502
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	152
Union Pacific Corp.
2.25%, 06/19/20	100	100
3.95%, 09/10/28	100	105
4.82%, 02/01/44	332	361
4.30%, 03/01/49	50	52
4.80%, 09/10/58	105	115
United Parcel Service Inc.
6.20%, 01/15/38	350	450
3.75%, 11/15/47	70	67
United Technologies Corp.
2.30%, 05/04/22	200	197
3.65%, 08/16/23	210	216
3.13%, 05/04/27	400	393
6.70%, 08/01/28	50	61
4.13%, 11/16/28	595	620
4.50%, 06/01/42	300	310
4.05%, 05/04/47	200	194
4.63%, 11/16/48	90	96
Waste Management Inc.
2.90%, 09/15/22	200	201
WW Grainger Inc.
4.60%, 06/15/45	200	214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Xylem Inc.
4.88%, 10/01/21	10	10
		19,261
Information Technology 2.0%
Analog Devices Inc.
2.95%, 01/12/21	300	301
Apple Inc.
2.85%, 05/06/21	300	302
2.50%, 02/09/22	200	200
2.30%, 05/11/22	160	159
2.40%, 05/03/23	650	646
3.45%, 05/06/24	400	413
2.45%, 08/04/26	320	309
3.35%, 02/09/27	400	408
3.20%, 05/11/27	150	151
3.00%, 11/13/27	120	119
4.65%, 02/23/46	300	339
4.25%, 02/09/47	60	64
3.75%, 09/12/47 - 11/13/47	160	160
Applied Materials Inc.
3.90%, 10/01/25	350	365
Autodesk Inc.
4.38%, 06/15/25	500	519
Broadcom Corp.
2.65%, 01/15/23	300	291
3.13%, 01/15/25	300	288
3.88%, 01/15/27	330	316
3.50%, 01/15/28	300	276
CA Inc.
3.60%, 08/15/22	500	504
Cisco Systems Inc.
2.90%, 03/04/21	500	505
1.85%, 09/20/21	400	393
3.00%, 06/15/22	100	101
3.50%, 06/15/25	100	104
2.50%, 09/20/26	400	390
Corning Inc.
5.75%, 08/15/40	95	111
4.38%, 11/15/57	40	37
DXC Technology Co.
4.75%, 04/15/27	30	30
Fidelity National Information Services Inc.
3.50%, 04/15/23	106	108
5.00%, 10/15/25	20	22
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	270	273
4.90%, 10/15/25	180	191
6.35%, 10/15/45	90	94
Hewlett-Packard Co.
4.30%, 06/01/21	200	206
4.05%, 09/15/22	300	310
Intel Corp.
2.70%, 12/15/22	200	201
2.88%, 05/11/24	100	101
3.70%, 07/29/25	500	523
3.15%, 05/11/27 (a)	150	152
4.25%, 12/15/42	200	217
4.10%, 05/11/47	150	159
3.73%, 12/08/47	120	121
International Business Machines Corp.
1.63%, 05/15/20	300	296
2.25%, 02/19/21	245	243
7.00%, 10/30/25	200	246
3.45%, 02/19/26	135	137
5.88%, 11/29/32	100	124
4.00%, 06/20/42	200	197
Jabil Circuit Inc.
4.70%, 09/15/22	300	308
Juniper Networks Inc.
4.35%, 06/15/25	200	207
Keysight Technologies Inc.
4.55%, 10/30/24	300	312
Microsoft Corp.
2.40%, 02/06/22	240	240
	Shares/Par[1]	Value ($)
2.38%, 02/12/22	400	400
3.13%, 11/03/25	680	695
3.30%, 02/06/27	450	462
4.20%, 11/03/35	210	231
5.30%, 02/08/41	200	250
4.45%, 11/03/45	177	201
4.75%, 11/03/55	60	72
3.95%, 08/08/56	635	663
4.50%, 02/06/57	240	277
Motorola Solutions Inc.
3.50%, 09/01/21	300	303
NXP BV
5.55%, 12/01/28 (c)	100	108
Oracle Corp.
3.88%, 07/15/20	300	305
2.50%, 05/15/22	500	497
2.63%, 02/15/23	200	200
3.63%, 07/15/23	400	415
2.65%, 07/15/26	500	484
3.25%, 11/15/27	210	211
3.90%, 05/15/35	350	358
3.80%, 11/15/37	200	201
4.50%, 07/08/44	200	216
4.13%, 05/15/45	200	204
4.38%, 05/15/55	160	169
QUALCOMM Inc.
2.25%, 05/20/20	200	199
3.45%, 05/20/25	150	151
4.65%, 05/20/35	60	62
4.80%, 05/20/45	90	92
Seagate HDD Cayman
5.75%, 12/01/34	250	230
Texas Instruments Inc.
4.15%, 05/15/48	75	81
Total System Services Inc.
3.80%, 04/01/21	500	508
Visa Inc.
2.20%, 12/14/20	315	314
3.15%, 12/14/25	305	310
4.15%, 12/14/35	115	125
4.30%, 12/14/45	205	226
3.65%, 09/15/47	45	45
Western Union Co.
5.25%, 04/01/20	200	204
		22,258
Materials 0.7%
Albemarle Corp.
5.45%, 12/01/44	150	156
ArcelorMittal SA
6.25%, 02/25/22 (b)	200	216
Dow Chemical Co.
5.25%, 11/15/41	200	212
4.63%, 10/01/44	250	246
DowDuPont Inc.
4.73%, 11/15/28	200	216
5.32%, 11/15/38	90	100
5.42%, 11/15/48	115	131
Eastman Chemical Co.
3.80%, 03/15/25	189	193
4.65%, 10/15/44	200	195
Ecolab Inc.
5.50%, 12/08/41	150	184
Goldcorp Inc.
3.63%, 06/09/21	300	303
International Paper Co.
3.80%, 01/15/26	350	360
3.00%, 02/15/27 (a)	250	241
4.40%, 08/15/47	150	141
Martin Marietta Materials Inc.
3.50%, 12/15/27	300	289
Mosaic Co.
4.88%, 11/15/41	20	19
Newmont Mining Corp.
5.88%, 04/01/35	50	57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Nucor Corp.
6.40%, 12/01/37	200	253
Nutrien Ltd.
3.63%, 03/15/24	500	506
3.38%, 03/15/25	350	346
Packaging Corp. of America
4.50%, 11/01/23	200	211
Praxair Inc.
2.20%, 08/15/22	300	297
2.65%, 02/05/25	400	397
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	301
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	262
Sherwin-Williams Co.
3.45%, 06/01/27	1,000	983
4.50%, 06/01/47	70	69
Southern Copper Corp.
7.50%, 07/27/35	150	189
5.88%, 04/23/45	300	336
Vale Overseas Ltd.
6.88%, 11/21/36	400	457
		7,866
Real Estate 0.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25	200	199
4.50%, 07/30/29	250	263
4.85%, 04/15/49	300	314
American Tower Corp.
2.80%, 06/01/20	350	350
3.50%, 01/31/23	500	507
AvalonBay Communities Inc.
3.63%, 10/01/20	200	202
Boston Properties LP
3.80%, 02/01/24	250	257
3.20%, 01/15/25	200	199
Brandywine Operating Partnership LP
3.95%, 02/15/23 - 11/15/27	400	401
Crown Castle International Corp.
3.20%, 09/01/24	330	328
3.70%, 06/15/26	140	140
3.65%, 09/01/27	80	79
Digital Realty Trust LP
3.40%, 10/01/20	350	353
Duke Realty LP
3.88%, 10/15/22	200	206
EPR Properties
4.50%, 04/01/25	200	203
Essex Portfolio LP
3.88%, 05/01/24	200	205
Federal Realty Investment Trust
4.50%, 12/01/44	100	106
Government Properties Income Trust
4.00%, 07/15/22	200	199
HCP Inc.
6.75%, 02/01/41	200	256
Kimco Realty Corp.
3.20%, 05/01/21	350	352
Liberty Property LP
3.75%, 04/01/25	200	203
Mid-America Apartments LP
4.30%, 10/15/23	200	209
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	259
Plum Creek Timberlands LP
4.70%, 03/15/21	200	205
ProLogis LP
3.75%, 11/01/25	500	523
Realty Income Corp.
4.13%, 10/15/26	250	262
Simon Property Group LP
3.38%, 03/15/22	400	407
3.30%, 01/15/26	500	503
6.75%, 02/01/40	100	135
	Shares/Par[1]	Value ($)
4.25%, 11/30/46	200	209
STORE Capital Corp.
4.50%, 03/15/28	200	202
Ventas Realty LP
3.50%, 02/01/25	250	250
Weingarten Realty Investors
3.38%, 10/15/22	100	100
Weyerhaeuser Co.
7.38%, 03/15/32	200	265
		8,851
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	296
Alabama Power Co.
6.00%, 03/01/39	250	315
4.30%, 01/02/46	250	264
3.70%, 12/01/47	200	195
Ameren Illinois Co.
3.25%, 03/01/25	250	254
3.70%, 12/01/47	300	294
Arizona Public Service Co.
4.50%, 04/01/42	100	106
Atmos Energy Corp.
4.13%, 10/15/44	300	312
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	151
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	100	100
2.80%, 01/15/23	200	200
3.25%, 04/15/28	200	199
3.80%, 07/15/48	100	96
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	294
Consolidated Edison Co.
5.70%, 06/15/40	100	122
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	357
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	203
Dominion Resources Inc.
2.85%, 08/15/26	350	337
7.00%, 06/15/38	200	260
DTE Electric Co.
3.38%, 03/01/25	200	203
Duke Energy Carolinas LLC
5.30%, 02/15/40	300	363
3.70%, 12/01/47	200	196
Duke Energy Corp.
1.80%, 09/01/21	350	342
Duke Energy Florida LLC
3.40%, 10/01/46	60	56
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	314
Duke Energy Progress LLC
4.20%, 08/15/45	250	263
Entergy Arkansas Inc.
3.75%, 02/15/21	400	406
Eversource Energy
2.50%, 03/15/21	200	199
3.80%, 12/01/23	100	104
2.90%, 10/01/24	300	298
3.30%, 01/15/28	200	198
Exelon Corp.
2.85%, 06/15/20	320	320
3.95%, 06/15/25	150	156
4.95%, 06/15/35	250	268
Exelon Generation Co. LLC
4.25%, 06/15/22	375	389
FirstEnergy Corp.
4.85%, 07/15/47 (d)	250	268
Florida Power & Light Co.
3.70%, 12/01/47	40	40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.13%, 06/01/48	300	321
Great Plains Energy Inc.
4.85%, 06/01/21	250	258
Iberdrola International BV
6.75%, 07/15/36	150	188
Kentucky Utilities Co.
5.13%, 11/01/40	300	355
LG&E and KU Energy LLC
3.75%, 11/15/20	300	303
MidAmerican Energy Co.
3.50%, 10/15/24	200	207
6.75%, 12/30/31	50	66
National Fuel Gas Co.
3.95%, 09/15/27 (d)	301	289
NiSource Inc.
3.49%, 05/15/27	200	199
5.95%, 06/15/41	250	294
4.38%, 05/15/47	200	203
Northern States Power Co.
2.15%, 08/15/22	200	197
4.13%, 05/15/44	500	524
NorthWestern Corp.
4.18%, 11/15/44	150	153
NSTAR Electric Co.
3.20%, 05/15/27	200	200
Oncor Electric Delivery Co. LLC
5.75%, 03/15/29	150	180
5.25%, 09/30/40	200	240
3.80%, 09/30/47	200	202
PacifiCorp
2.95%, 06/01/23	300	303
6.25%, 10/15/37	200	256
PECO Energy Co.
4.15%, 10/01/44	250	261
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	204
Progress Energy Inc.
7.75%, 03/01/31	300	409
PSEG Power LLC
8.63%, 04/15/31	75	100
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	198
5.50%, 03/01/40	200	245
Puget Sound Energy Inc.
5.76%, 10/01/39	200	249
San Diego Gas & Electric Co.
2.50%, 05/15/26	250	236
Sempra Energy
4.00%, 02/01/48	50	46
South Carolina Electric & Gas Co.
5.10%, 06/01/65	200	231
Southern California Edison Co.
6.00%, 01/15/34	75	86
5.63%, 02/01/36	195	216
5.95%, 02/01/38	100	114
4.05%, 03/15/42	200	190
Southern Co.
4.25%, 07/01/36	250	247
4.40%, 07/01/46	400	403
Union Electric Co.
3.65%, 04/15/45	350	342
Virginia Electric & Power Co.
6.00%, 05/15/37	200	247
4.45%, 02/15/44	100	106
Washington Gas Light Co.
3.80%, 09/15/46	200	193
Wisconsin Energy Corp.
2.45%, 06/15/20	200	199
3.55%, 06/15/25	60	61
		18,303
Total Corporate Bonds And Notes (cost $275,968)		280,541
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 72.5%
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corp.
Series A2-K014, REMIC, 3.87%, 04/25/21	983	1,003
Series A2-K017, REMIC, 2.87%, 12/25/21	351	352
Series A1-K032, REMIC, 3.02%, 02/25/23	153	154
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	565
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	509
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,031
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,026
Series A2-K047, REMIC, 3.33%, 05/25/25	500	517
Series A2-K062, REMIC, 3.41%, 12/25/26	500	519
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,079
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.64%, 04/25/23 (e)	316	315
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,379
Series 2017-A2-M2, REMIC, 2.78%, 02/25/27 (e)	1,000	995
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (e)	500	501
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (e)	500	524
		10,469
Mortgage-Backed Securities 28.0%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/27 - 02/01/47	5,198	5,177
2.00%, 01/01/29 - 03/01/32	540	532
6.50%, 07/01/28 - 03/01/39	177	201
2.50%, 12/01/31	612	609
5.50%, 11/01/28 - 02/01/40	1,110	1,212
TBA, 3.50%, 04/15/33 - 04/15/48 (g)	4,875	4,946
6.00%, 02/01/29 - 05/01/40	589	666
3.00%, 02/01/35 - 01/01/47	1,998	1,996
5.00%, 06/01/19 - 07/01/41	1,821	1,967
3.50%, 10/01/20 - 10/01/48	19,167	19,533
4.00%, 05/01/19 - 11/01/48	13,185	13,683
3.00%, 02/01/24 - 10/01/48	20,785	20,832
TBA, 5.00%, 04/15/44 (g)	300	318
4.00%, 12/01/45	75	78
3.50%, 11/01/45 - 07/01/46	787	801
TBA, 4.00%, 04/15/26 - 04/15/48 (g)	5,375	5,534
TBA, 4.50%, 04/15/48 (g)	1,500	1,565
4.50%, 12/01/19 - 11/01/48	5,920	6,243
Federal National Mortgage Association
2.00%, 09/01/28 - 02/01/32	728	717
2.50%, 12/01/21 - 02/01/47	7,224	7,187
2.00%, 11/01/31	102	100
2.50%, 07/01/31 - 01/01/32	586	584
TBA, 3.50%, 04/15/33 - 05/15/48 (g)	8,925	9,048
5.00%, 10/01/21 - 08/01/48	2,863	3,088
4.00%, 03/01/20 - 08/01/48	21,355	22,153
6.50%, 07/01/32 - 12/01/38	318	363
7.00%, 02/01/31 - 02/01/38	41	46
3.00%, 11/01/26 - 04/01/49	31,589	31,644
7.50%, 11/01/37	3	3
6.00%, 05/01/24 - 09/01/39	1,025	1,156
5.50%, 10/01/19 - 02/01/42	1,816	1,985
4.50%, 07/01/20 - 12/01/48	8,992	9,469
5.00%, 06/01/40 - 11/01/43	210	226
3.50%, 09/01/25 - 03/01/49	28,088	28,631
3.50%, 03/01/26 - 04/01/46	1,017	1,037
4.00%, 06/01/44 - 07/01/46	829	859
3.00%, 02/01/31 - 12/01/46	1,163	1,166
TBA, 3.00%, 04/15/48 (g)	225	224
TBA, 5.00%, 04/15/48 (g)	200	211
TBA, 4.00%, 04/15/32 - 05/15/48 (g)	9,400	9,667
4.50%, 04/15/48 - 12/01/48 (g)	3,146	3,279
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	215	212
8.50%, 06/15/30 - 12/15/30	1	1
6.50%, 07/15/38	26	30
5.50%, 12/15/31 - 02/20/44	1,527	1,660
5.00%, 03/15/33 - 07/20/48	2,620	2,790
4.00%, 12/15/24 - 11/20/48	15,898	16,504
6.00%, 05/15/32 - 12/20/40	286	322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.50%, 04/20/26 - 10/20/48	7,576	7,950
TBA, 5.00%, 04/15/45 - 05/15/48 (g)	1,750	1,827
3.00%, 07/20/46 - 11/20/46	2,279	2,294
3.50%, 12/20/45 - 09/20/46	1,711	1,752
4.00%, 09/20/46	296	307
2.50%, 09/20/27 - 02/20/47	950	941
3.00%, 01/20/27 - 03/20/48	13,816	13,922
3.50%, 05/15/26 - 08/20/48	21,130	21,650
TBA, 3.00%, 04/15/48 (g)	5,000	5,022
TBA, 3.50%, 04/15/48 (g)	8,625	8,815
TBA, 4.00%, 04/15/48 - 05/15/48 (g)	3,200	3,304
TBA, 4.50%, 04/15/48 - 05/15/48 (g)	3,000	3,115
		311,154
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	200	285
Chicago Transit Authority
6.90%, 12/01/40	200	263
Commonwealth of Massachusetts
4.91%, 05/01/29	300	345
County of Cook, Illinois
6.23%, 11/15/34	100	125
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	265
Dallas County Hospital District
5.62%, 08/15/44	300	380
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	321
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	314
Los Angeles Unified School District
5.76%, 07/01/29	200	237
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	236
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	246
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	365
New York City Transitional Finance Authority
5.77%, 08/01/36	260	311
New York City Water & Sewer System
6.01%, 06/15/42	235	321
Ohio State University
4.91%, 06/01/40	200	241
3.80%, 12/01/46	500	517
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	248
4.46%, 10/01/62	300	336
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	359
State of California
3.50%, 04/01/28	80	84
7.55%, 04/01/39	300	456
7.30%, 10/01/39	150	217
State of Connecticut
5.85%, 03/15/32	125	151
State of Illinois
5.10%, 06/01/33	300	295
7.35%, 07/01/35	400	454
State of Texas
5.52%, 04/01/39	200	255
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	561
State Public School Building Authority
5.00%, 09/15/27	300	332
Tennessee Valley Authority
5.25%, 09/15/39	200	264
5.38%, 04/01/56	300	427
		9,211
	Shares/Par[1]	Value ($)
Sovereign 3.1%
African Development Bank Group
2.38%, 09/23/21	300	301
Asian Development Bank
1.63%, 08/26/20 (a)	500	495
2.25%, 01/20/21 (a)	250	249
1.88%, 08/10/22	300	295
1.75%, 06/08/21 - 09/13/22	435	427
2.75%, 03/17/23 (a)	190	193
2.13%, 03/19/25	200	197
2.38%, 08/10/27	300	297
2.75%, 01/19/28	400	407
6.38%, 10/01/28	210	272
Chile Government International Bond
3.88%, 08/05/20	100	102
Colombia Government International Bond
8.13%, 05/21/24	400	485
7.38%, 09/18/37	400	522
5.63%, 02/26/44	200	225
European Investment Bank
1.38%, 06/15/20	340	336
4.00%, 02/16/21	500	515
2.50%, 04/15/21	400	401
2.25%, 03/15/22	240	240
2.38%, 06/15/22 (a)	500	501
2.00%, 12/15/22	500	494
2.50%, 03/15/23 (a)	400	402
1.88%, 02/10/25	1,000	972
Hungary Government International Bond
5.38%, 03/25/24	250	274
7.63%, 03/29/41	250	371
Hydro Quebec
9.40%, 02/01/21	250	280
Indonesia Government International Bond
5.35%, 02/11/49	200	220
Inter-American Development Bank
1.63%, 05/12/20	800	793
2.50%, 01/18/23	500	503
2.13%, 01/15/25	500	493
4.38%, 01/24/44	100	123
International Bank for Reconstruction & Development
1.38%, 05/24/21 - 09/20/21	240	235
2.25%, 06/24/21	750	748
2.13%, 12/13/21	300	298
1.63%, 02/10/22	350	343
1.88%, 10/07/22	500	493
7.63%, 01/19/23	300	357
2.50%, 07/29/25 - 11/22/27	1,340	1,343
International Finance Corp.
1.63%, 07/16/20	500	495
2.25%, 01/25/21	250	249
1.13%, 07/20/21	500	487
Israel Government AID Bond
5.50%, 04/26/24	142	163
Israel Government International Bond
4.00%, 06/30/22	500	521
Italy Government International Bond
6.88%, 09/27/23	450	499
5.38%, 06/15/33	200	213
Japan Bank for International Cooperation
1.88%, 04/20/21	200	197
3.25%, 07/20/23	200	205
3.38%, 07/31/23	400	412
2.13%, 02/10/25	250	242
2.25%, 11/04/26	400	385
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	307
Korea Development Bank
3.38%, 09/16/25	500	511
Kreditanstalt fur Wiederaufbau
1.88%, 06/30/20	620	616
2.75%, 09/08/20	500	502
1.63%, 03/15/21	220	217
1.50%, 06/15/21	665	652

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
2.63%, 01/25/22	700	705
2.13%, 03/07/22 - 06/15/22	530	528
2.38%, 12/29/22	300	301
2.50%, 11/20/24	800	803
2.00%, 05/02/25	680	664
0.00%, 06/29/37 (h)	150	87
Mexico Government International Bond
3.50%, 01/21/21 (a)	550	557
3.60%, 01/30/25	230	230
8.30%, 08/15/31	300	401
4.75%, 03/08/44	556	547
5.55%, 01/21/45	500	549
4.60%, 01/23/46	250	241
Nordic Investment Bank
2.25%, 02/01/21 (a)	250	249
Panama Government International Bond
6.70%, 01/26/36	400	521
4.50%, 04/16/50	200	208
Peru Government International Bond
4.13%, 08/25/27	500	546
6.55%, 03/14/37	250	337
Philippine Government International Bond
4.20%, 01/21/24	250	264
9.50%, 02/02/30	400	617
Poland Government International Bond
5.00%, 03/23/22	500	531
3.00%, 03/17/23	500	503
Province of Alberta, Canada
3.30%, 03/15/28	200	208
Province of British Columbia, Canada
6.50%, 01/15/26	70	85
Province of Manitoba, Canada
3.05%, 05/14/24 (a)	350	357
Province of Ontario, Canada
3.40%, 10/17/23	135	140
3.20%, 05/16/24	300	309
Province of Quebec, Canada
7.50%, 07/15/23	100	119
7.13%, 02/09/24	250	299
2.88%, 10/16/24	300	305
Republic of Korea
5.63%, 11/03/25	250	291
Republic of Philippines
6.38%, 01/15/32	500	646
Uruguay Government International Bond
4.38%, 10/27/27	190	200
4.13%, 11/20/45	200	194
5.10%, 06/18/50	100	107
4.98%, 04/20/55	100	104
		34,828
U.S. Government Agency Obligations 1.3%
Federal Home Loan Bank
2.63%, 10/01/20 (g) (i)	500	503
2.25%, 01/29/21 (i)	250	250
1.38%, 02/18/21 (a) (i)	1,400	1,378
1.13%, 07/14/21 (i)	1,300	1,268
2.50%, 02/13/24 (g) (i)	500	505
2.88%, 09/13/24 (i)	300	308
5.50%, 07/15/36 (i)	700	934
Federal Home Loan Mortgage Corp.
1.40%, 08/22/19 (i)	500	498
2.50%, 04/23/20 (i)	500	500
1.38%, 05/01/20 (i)	800	791
1.13%, 08/12/21 (i)	750	730
2.38%, 01/13/22 (i)	500	501
2.75%, 06/19/23 (i)	500	509
6.75%, 09/15/29 (a) (i)	60	82
6.75%, 03/15/31 (i)	120	168
6.25%, 07/15/32 (i)	205	283
Federal National Mortgage Association
1.70%, 01/27/20 (i)	1,500	1,491
1.50%, 06/22/20 (i)	500	495
1.25%, 08/17/21 (i)	500	488
2.63%, 09/06/24 (a) (i)	500	508
	Shares/Par[1]	Value ($)
7.25%, 05/15/30 (i)	540	770
6.63%, 11/15/30 (i)	631	869
Federal National Mortgage Association
2.38%, 01/19/23 (g)	500	502
		14,331
U.S. Treasury Securities 38.4%
U.S. Treasury Bond
8.13%, 08/15/21	1,000	1,133
7.63%, 02/15/25 (g)	1,500	1,936
6.38%, 08/15/27	1,100	1,432
6.13%, 11/15/27	340	439
5.25%, 11/15/28	1,490	1,852
5.38%, 02/15/31	960	1,249
3.50%, 02/15/39 (g)	800	908
4.50%, 02/15/36 - 08/15/39	2,099	2,670
4.63%, 02/15/40	1,970	2,591
4.38%, 05/15/40	1,038	1,323
3.88%, 08/15/40 (g)	305	364
4.25%, 11/15/40	1,654	2,076
4.75%, 02/15/41	1,485	1,990
3.63%, 08/15/43 - 02/15/44	5,275	6,077
3.75%, 11/15/43	2,280	2,678
3.38%, 05/15/44 - 11/15/48	4,130	4,583
3.13%, 11/15/41 - 05/15/48	7,590	8,068
3.00%, 05/15/42 - 08/15/48	15,570	16,183
2.88%, 05/15/43 - 08/15/45	4,405	4,479
2.50%, 02/15/45 - 05/15/46	6,890	6,500
2.25%, 08/15/46	2,885	2,578
2.88%, 11/15/46	2,055	2,085
2.75%, 08/15/42 - 11/15/47	5,723	5,669
3.00%, 02/15/49 (g)	1,830	1,900
U.S. Treasury Note
3.50%, 05/15/20	1,510	1,528
1.38%, 04/30/20 - 09/30/23	20,095	19,700
2.50%, 05/31/20 - 05/15/24	25,654	25,847
3.63%, 02/15/21	2,200	2,253
1.13%, 02/28/21 (g)	2,810	2,749
2.38%, 04/30/20 - 05/15/27	17,375	17,430
1.13%, 04/30/20 - 09/30/21	5,475	5,366
1.25%, 10/31/21	2,300	2,243
1.75%, 11/30/21	1,000	987
2.13%, 08/15/21 - 05/15/25	20,095	19,987
1.88%, 06/30/20 - 08/31/24	21,539	21,300
2.38%, 03/15/22 (g)	1,955	1,964
1.63%, 06/30/20 - 05/15/26	21,525	21,030
1.50%, 05/15/20 - 08/15/26	17,215	16,773
1.75%, 10/31/20 - 05/15/23	16,900	16,660
2.63%, 06/30/23 (a)	2,080	2,113
1.25%, 07/31/23	1,650	1,583
1.63%, 10/31/23	1,080	1,052
2.13%, 11/30/23	1,900	1,891
2.88%, 10/31/20 - 08/15/28 (a)	12,380	12,779
2.25%, 04/30/21 - 11/15/27	23,921	23,827
2.38%, 02/29/24 (a)	2,115	2,130
2.13%, 03/31/24 (g)	3,635	3,617
2.00%, 01/15/21 - 06/30/24	24,350	24,148
2.88%, 10/15/21 - 11/30/25	15,145	15,559
2.75%, 09/30/20 - 02/15/28	29,365	29,926
2.75%, 08/31/25 (g)	2,000	2,053
3.00%, 10/31/25 (a)	2,565	2,673
2.63%, 08/15/20 - 01/31/26	22,861	23,065
2.50%, 02/28/26 (a)	1,535	1,553
2.25%, 03/31/21 - 03/31/26 (g)	6,905	6,897
2.00%, 12/31/21 - 11/15/26	6,580	6,477
3.13%, 05/15/21 - 11/15/28	5,770	6,001
2.63%, 02/15/29 (a) (g)	2,895	2,952
		426,876
Total Government And Agency Obligations (cost $800,722)		806,869
SHORT TERM INVESTMENTS 6.5%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (j) (k)	55,801	55,801

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (j) (k)	15,930	15,930
Total Short Term Investments (cost $71,731)		71,731
Total Investments 106.1% (cost $1,169,577)		1,180,302
Total Forward Sales Commitments (0.3)% (proceeds $3,199)		(3,223)
Other Assets and Liabilities, Net (5.8)%		(64,482)
Total Net Assets 100.0%		1,112,597

(a) All or a portion of the security was on loan.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $8,111 and 0.7%, respectively.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $83,027.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 2.50%, 03/15/32 (a)	(300)	(298)
TBA, 3.00%, 02/15/33 (a)	(150)	(151)
TBA, 5.50%, 04/15/44 (a)	(75)	(80)
TBA, 3.00%, 04/15/46 (a)	(100)	(100)
TBA, 3.00%, 05/15/46 (a)	(300)	(299)
Federal National Mortgage Association
TBA, 2.50%, 05/25/32 (a)	(200)	(199)
TBA, 2.50%, 02/25/46 (a)	(100)	(97)
TBA, 3.00%, 04/15/30 (a)	(125)	(126)
TBA, 4.50%, 04/15/33 (a)	(100)	(102)
TBA, 5.50%, 04/15/45 (a)	(250)	(267)
Government National Mortgage Association
TBA, 2.50%, 04/15/48 (a)	(50)	(49)
TBA, 5.00%, 04/15/48 (a)	(400)	(417)
TBA, 5.50%, 04/15/48 (a)	(975)	(1,038)
Total Government And Agency Obligations (proceeds $3,199)		(3,223)
Total Forward Sales Commitments (0.3%) (proceeds $3,199)		(3,223)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $3,199.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.0%
Utilities 99.0%
AES Corp.	158	2,863
Allete Inc.	12	1,020
Alliant Energy Corp.	56	2,659
Ameren Corp.	58	4,294
American Electric Power Co. Inc.	118	9,897
American States Water Co.	9	635
American Water Works Co. Inc.	43	4,500
Aqua America Inc.	43	1,552
AquaVenture Holdings Ltd. (a)	2	46
Atmos Energy Corp.	28	2,876
Avista Corp.	16	647
Black Hills Corp.	14	1,064
California Water Service Group	12	632
CenterPoint Energy Inc.	120	3,678
Chesapeake Utilities Corp.	4	365
Clearway Energy Inc. - Class A	8	116
Clearway Energy Inc. - Class C	18	271
CMS Energy Corp.	68	3,761
Connecticut Water Services Inc.	3	197
Consolidated Edison Inc.	75	6,333
Dominion Energy Inc.	180	13,811
DTE Energy Co.	43	5,422
Duke Energy Corp.	171	15,372
Edison International	78	4,821
El Paso Electric Co.	10	579
Entergy Corp.	43	4,140
Evergy Inc.	63	3,655
Eversource Energy	76	5,372
Exelon Corp.	232	11,616
FirstEnergy Corp.	122	5,085
Hawaiian Electric Industries Inc.	26	1,063
IDACORP Inc.	12	1,201
MDU Resources Group Inc.	45	1,152
MGE Energy Inc.	8	553
Middlesex Water Co.	4	211
National Fuel Gas Co.	18	1,122
New Jersey Resources Corp.	21	1,056
NextEra Energy Inc.	114	22,133
NextEra Energy Partners LP (b)	14	631
NiSource Inc.	89	2,549
Northwest Natural Holding Co.	7	460
NorthWestern Corp.	12	854
NRG Energy Inc.	69	2,944
OGE Energy Corp.	48	2,060

	Shares/Par[1]	Value ($)
ONE Gas Inc.	13	1,120
Ormat Technologies Inc.	9	499
Otter Tail Corp.	9	432
Pattern Energy Group Inc. - Class A	20	447
Pinnacle West Capital Corp.	27	2,561
PNM Resources Inc.	19	908
Portland General Electric Co.	21	1,115
PPL Corp.	173	5,482
Public Service Enterprise Group Inc.	121	7,198
Sempra Energy	66	8,256
SJW Corp.	5	334
South Jersey Industries Inc. (b)	21	664
Southern Co.	247	12,741
Southwest Gas Corp.	13	1,044
Spire Inc.	12	1,003
TerraForm Power Inc. - Class A	15	204
UGI Corp.	42	2,304
Unitil Corp.	3	182
Vistra Energy Corp.	78	2,041
WEC Energy Group Inc.	76	5,983
Xcel Energy Inc.	123	6,926
York Water Co.	3	95
Total Common Stocks (cost $198,424)		216,807
INVESTMENT COMPANIES 0.0%
Vanguard Utilities ETF (b)	—	17
Total Investment Companies (cost $16)		17
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	8,534	8,534
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	2	2
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	65	65
Total Short Term Investments (cost $8,601)		8,601
Total Investments 102.9% (cost $207,041)		225,425
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (2.9)%		(6,440)
Total Net Assets 100.0%		218,991

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Capital Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini Utilities Select Sector	18	June 2019	1,046	6	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.8%
Communication Services 1.4%
Altice USA Inc. - Class A	285	6,130
Electronic Arts Inc. (a)	67	6,784
Interpublic Group of Cos. Inc.	297	6,241
		19,155
Consumer Discretionary 9.7%
Aramark Corp.	252	7,435
Brunswick Corp.	168	8,458
Dollar Tree Inc. (a)	84	8,800
HanesBrands Inc.	250	4,464
Harley-Davidson Inc.	166	5,916
Lear Corp.	49	6,629
Levi Strauss & Co. - Class A (a)	92	2,160
Limited Brands Inc.	204	5,621
LKQ Corp. (a)	235	6,674
Marriott International Inc. - Class A	76	9,456
Michaels Cos. Inc. (a) (b)	254	2,898
Mohawk Industries Inc. (a)	42	5,299
Newell Brands Inc.	339	5,208
PVH Corp.	68	8,253
Royal Caribbean Cruises Ltd.	73	8,417
Toll Brothers Inc.	277	10,039
Tractor Supply Co.	65	6,363
Urban Outfitters Inc. (a)	113	3,346
Wendy's Co.	328	5,860
Whirlpool Corp.	69	9,128
		130,424
Consumer Staples 5.3%
Archer-Daniels-Midland Co.	257	11,077
BJ's Wholesale Club Holdings Inc. (a) (b)	135	3,701
Coca-Cola European Partners Plc (c)	193	10,003
Ingredion Inc.	81	7,712
JM Smucker Co.	76	8,890
Kellogg Co.	99	5,665
Molson Coors Brewing Co. - Class B	90	5,382
Post Holdings Inc. (a)	47	5,111
Sanderson Farms Inc.	71	9,406
TreeHouse Foods Inc. (a)	62	4,030
		70,977
Energy 6.5%
Cabot Oil & Gas Corp.	406	10,592
Concho Resources Inc.	40	4,387
Equitrans Midstream Corp.	215	4,681
Forum Energy Technologies Inc. (a)	48	244
Frank's International NV (a)	683	4,241
Hess Corp.	162	9,761
Marathon Petroleum Corp.	172	10,311
Oil States International Inc. (a)	194	3,290
Patterson-UTI Energy Inc.	330	4,627
Pioneer Natural Resources Co.	95	14,507
Plains GP Holdings LP - Class A (a)	484	12,068
WPX Energy Inc. (a)	649	8,506
		87,215
Financials 20.4%
Annaly Capital Management Inc.	492	4,913
Aon Plc - Class A	72	12,360
Apollo Global Management LLC - Class A	314	8,867
Arthur J Gallagher & Co.	154	12,057
Assurant Inc.	106	10,044
Athene Holding Ltd. - Class A (a)	204	8,338
Comerica Inc.	161	11,809
Discover Financial Services	174	12,390
Element Financial Corp. (b)	676	4,277
Everest Re Group Ltd.	53	11,429
Hanover Insurance Group Inc.	79	9,038
Hartford Financial Services Group Inc.	380	18,881
Huntington Bancshares Inc.	1,063	13,484
Invesco Ltd.	394	7,605
KeyCorp	871	13,723
Lincoln National Corp.	171	10,021
	Shares/Par[1]	Value ($)
M&T Bank Corp.	67	10,481
NASDAQ Inc.	192	16,788
Northern Trust Corp.	134	12,073
Raymond James Financial Inc.	132	10,640
Signature Bank	110	14,114
SunTrust Banks Inc.	237	14,039
TD Ameritrade Holding Corp.	225	11,235
Unum Group	187	6,341
Wintrust Financial Corp.	134	9,019
		273,966
Health Care 6.4%
AmerisourceBergen Corp.	116	9,192
Elanco Animal Health Inc. (a)	228	7,324
Mylan NV (a)	230	6,519
PerkinElmer Inc.	94	9,099
Premier Inc. - Class A (a)	242	8,353
Quest Diagnostics Inc.	141	12,695
Steris Plc	32	4,109
Universal Health Services Inc. - Class B	97	12,964
Zimmer Biomet Holdings Inc.	118	15,055
		85,310
Industrials 11.4%
AGCO Corp.	150	10,408
Alaska Air Group Inc.	82	4,626
Delta Air Lines Inc.	222	11,482
Eaton Corp. Plc	157	12,612
Gates Industrial Corp. Plc (a) (b)	244	3,504
Harris Corp.	56	8,909
HD Supply Holdings Inc. (a)	329	14,268
ITT Inc.	165	9,596
Kansas City Southern	104	12,040
KBR Inc.	579	11,057
L3 Technologies Inc.	50	10,295
NOW Inc. (a)	348	4,851
Owens Corning Inc.	183	8,616
Regal-Beloit Corp.	94	7,664
Sensata Technologies Holding Plc (a)	181	8,139
Stanley Black & Decker Inc.	109	14,779
		152,846
Information Technology 12.1%
Amdocs Ltd.	217	11,753
Analog Devices Inc.	133	13,960
DXC Technology Co.	82	5,305
Fidelity National Information Services Inc.	63	7,146
First Data Corp. - Class A (a)	553	14,532
Global Payments Inc.	108	14,689
IPG Photonics Corp. (a)	29	4,443
Keysight Technologies Inc. (a)	157	13,726
Leidos Holdings Inc.	141	9,057
Marvell Technology Group Ltd.	448	8,910
Maxim Integrated Products Inc.	191	10,176
Motorola Solutions Inc.	78	10,979
NCR Corp. (a)	246	6,721
Nice Ltd. - ADR (a) (b)	94	11,496
TE Connectivity Ltd.	91	7,356
Verint Systems Inc. (a)	97	5,835
Zebra Technologies Corp. - Class A (a)	31	6,604
		162,688
Materials 8.2%
Axalta Coating Systems Ltd. (a)	396	9,972
Berry Global Group Inc. (a)	177	9,549
Celanese Corp. - Class A	83	8,174
Eastman Chemical Co.	154	11,672
FMC Corp.	142	10,889
Graphic Packaging Holding Co. (b)	720	9,088
PPG Industries Inc.	103	11,627
RPM International Inc.	112	6,509
Sealed Air Corp.	175	8,064
Univar Inc. (a)	365	8,095
Vulcan Materials Co.	80	9,476
WestRock Co.	181	6,937
		110,052

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 7.5%
Brixmor Property Group Inc.	523	9,614
EPR Properties	145	11,142
Life Storage Inc.	158	15,407
Medical Properties Trust Inc.	730	13,511
Mid-America Apartment Communities Inc.	108	11,764
Spirit Realty Capital Inc.	163	6,479
Sun Communities Inc.	98	11,582
VICI Properties Inc.	349	7,628
WP Carey Inc.	165	12,945
		100,072
Utilities 9.9%
AES Corp.	551	9,957
CenterPoint Energy Inc.	355	10,901
CMS Energy Corp.	246	13,658
Eversource Energy	181	12,847
FirstEnergy Corp.	206	8,553
NiSource Inc.	299	8,561
Pinnacle West Capital Corp.	152	14,533
Public Service Enterprise Group Inc.	270	16,042
Sempra Energy	87	10,942
South Jersey Industries Inc.	137	4,389
Southern Co.	229	11,822
WEC Energy Group Inc.	138	10,916
		133,121
Total Common Stocks (cost $1,290,187)		1,325,826
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	16,838	16,838
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	1,564	1,564
Total Short Term Investments (cost $18,402)		18,402
Total Investments 100.2% (cost $1,308,589)		1,344,228
Other Assets and Liabilities, Net (0.2)%		(2,852)
Total Net Assets 100.0%		1,341,376

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.7%
Communication Services 8.6%
Comcast Corp. - Class A	330	13,183
Facebook Inc. - Class A (a)	81	13,496
John Wiley & Sons Inc. - Class A	145	6,408
Walt Disney Co.	108	12,021
		45,108
Consumer Discretionary 6.5%
Amazon.com Inc. (a)	8	14,068
McDonald's Corp.	35	6,654
Polaris Industries Inc.	77	6,541
Starbucks Corp.	91	6,729
		33,992
Consumer Staples 14.0%
Campbell Soup Co. (b)	331	12,629
General Mills Inc.	279	14,437
Hershey Co.	57	6,557
Kellogg Co.	214	12,262
Mondelez International Inc. - Class A	272	13,568
Philip Morris International Inc.	157	13,867
		73,320
Financials 11.9%
BlackRock Inc.	30	12,792
Charles Schwab Corp.	284	12,157
State Street Corp.	184	12,098
T. Rowe Price Group Inc.	129	12,949
Wells Fargo & Co.	251	12,144
		62,140
Health Care 21.3%
Allergan Plc	89	13,077
AmerisourceBergen Corp.	163	12,977
Biogen Inc. (a)	41	9,584
Bristol-Myers Squibb Co.	113	5,413
Cardinal Health Inc.	261	12,570
Gilead Sciences Inc.	192	12,473
McKesson Corp.	109	12,753
Medtronic Plc	132	12,040
Pfizer Inc.	153	6,492
Zimmer Biomet Holdings Inc.	108	13,774
		111,153
Industrials 8.9%
Caterpillar Inc.	94	12,764

	Shares/Par[1]	Value ($)
Emerson Electric Co.	192	13,120
Equifax Inc.	61	7,240
General Dynamics Corp.	38	6,487
United Technologies Corp.	53	6,768
		46,379
Information Technology 21.0%
Applied Materials Inc.	354	14,053
Blackbaud Inc.	95	7,591
Guidewire Software Inc. (a)	148	14,420
Intel Corp.	246	13,191
KLA-Tencor Corp.	121	14,420
Microchip Technology Inc. (b)	156	12,936
Microsoft Corp.	57	6,731
Salesforce.com Inc. (a)	86	13,585
Western Union Co.	682	12,600
		109,527
Materials 2.7%
Compass Minerals International Inc. (b)	263	14,324
Real Estate 2.5%
Jones Lang LaSalle Inc.	86	13,189
Utilities 2.3%
Dominion Energy Inc.	158	12,088
Total Common Stocks (cost $502,661)		521,220
SHORT TERM INVESTMENTS 2.1%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,579	1,579
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	9,582	9,582
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	80	80
Total Short Term Investments (cost $11,241)		11,241
Total Investments 101.8% (cost $513,902)		532,461
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net (1.8)%		(9,426)
Total Net Assets 100.0%		523,045

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	14	June 2019	1,973	10	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund (a)
COMMON STOCKS 41.2%
Communication Services 4.1%
Alphabet Inc. - Class A (b) (c)	6	7,199
Alphabet Inc. - Class C (b)	5	6,045
Altice USA Inc. - Class A	24	516
AMC Networks Inc. - Class A (b)	25	1,396
AT&T Inc. (d)	2	75
Baidu.com - Class A - ADR (b)	13	2,079
Charter Communications Inc. - Class A (b)	6	2,019
China Mobile Ltd. - ADR	16	815
China Unicom Hong Kong Ltd. - ADR	34	430
Clear Channel Outdoor Holdings Inc. - Class A (b)	18	98
Comcast Corp. - Class A	59	2,375
Discovery Inc. - Class C (b)	11	283
Facebook Inc. - Class A (b)	62	10,360
Fox Corp. - Class B (b)	72	2,570
Hyundai HCN Co. Ltd.	49	180
IAC/InterActiveCorp. (b)	1	231
Innocean Worldwide Inc.	5	314
KT Corp. - ADR (c)	164	2,034
LG Uplus Corp.	29	397
Tegna Inc.	69	970
Telkom SA Ltd.	203	1,027
Tim Participacoes SA	256	779
TripAdvisor Inc. (b) (c)	12	617
Walt Disney Co.	21	2,301
Yandex NV - Class A (b)	23	780
Zynga Inc. - Class A (b)	22	116
		46,006
Consumer Discretionary 6.7%
Aaron's Inc.	6	295
Alibaba Group Holding Ltd. - ADS (b) (c)	98	17,956
Amazon.com Inc. (b) (c)	6	11,468
American Eagle Outfitters Inc.	8	184
Brinker International Inc.	19	857
China Meidong Auto Holdings Ltd.	2,100	1,020
Deckers Outdoor Corp. (b)	14	2,117
Dick's Sporting Goods Inc.	37	1,369
Dillard's Inc. - Class A	4	266
Expedia Group Inc.	2	214
Extended Stay America Inc. - Class B	24	438
Foot Locker Inc. (c)	20	1,230
Galaxy Entertainment Group Ltd.	35	239
Garrett Motion Inc. (b)	13	189
General Motors Co.	8	289
Genting Bhd	392	639
H&R Block Inc. (c)	16	393
Helen of Troy Ltd. (b)	5	545
Hyatt Hotels Corp. - Class A (c)	3	196
Hyundai Mobis	7	1,279
JD.com Inc. - Class A - ADR (b)	46	1,400
Kohl's Corp.	27	1,871
Las Vegas Sands Corp.	37	2,276
Lear Corp. (c)	1	81
Liberty Expedia Holdings Inc. - Class A (b)	23	993
Lululemon Athletica Inc. (b)	2	262
Macy's Inc. (c)	27	639
Magna International Inc.	7	321
Mavi Jeans	166	1,149
Melco Resorts & Entertainment Ltd. - ADR	48	1,086
Mohawk Industries Inc. (b)	9	1,139
Motus Holdings Ltd.	87	497
MultiChoice Group Ltd. (b)	15	126
Naspers Ltd. - Class N	25	5,727
Pulte Homes Inc.	13	352
Ralph Lauren Corp. - Class A (c)	9	1,193
Signet Jewelers Ltd.	13	356
Starbucks Corp.	13	944
TAL Education Group - ADS (b)	6	225
Tupy SA	68	318
Under Armour Inc. - Class A (b) (c)	238	5,029
Wynn Macau Ltd.	764	1,808
	Shares/Par[1]	Value ($)
Yum China Holdings Inc. (c)	149	6,704
		75,679
Consumer Staples 3.1%
AMBEV SA	598	2,577
AMBEV SA - ADR	621	2,671
Anheuser-Busch InBev NV - ADR (c)	11	918
Astral Foods Ltd.	84	975
AVI Ltd.	66	411
Boston Beer Co. Inc. - Class A (b)	1	398
Clover Industries Ltd.	581	953
Coca-Cola Co. (c)	91	4,257
Danone SA - ADR	317	4,875
Darling Ingredients Inc. (b)	14	294
Distell Group Holdings Ltd.	91	808
Heineken Holding NV	7	710
Heineken NV	7	706
JBS SA	134	553
Jeronimo Martins SGPS SA	88	1,303
Molson Coors Brewing Co. - Class B	3	161
Monster Beverage Corp. (b)	84	4,603
Philip Morris International Inc.	30	2,655
Procter & Gamble Co. (c)	35	3,608
TreeHouse Foods Inc. (b)	15	975
Ulker Biskuvi Sanayi A/S	183	557
Walgreens Boots Alliance Inc.	2	101
		35,069
Energy 1.8%
Anton Oilfield Services Group (b)	3,768	598
Berry Petroleum Co.	4	42
Cameco Corp.	10	123
Columbia Pipeline Group Inc. (b) (e) (f) (g)	42	1,062
ConocoPhillips Co. (c)	28	1,889
Devon Energy Corp.	5	167
Diamond Offshore Drilling Inc. (b)	15	162
Eni SpA - ADR	8	276
Gazprom Neft PJSC	126	625
Geopark Ltd. (b)	9	154
HollyFrontier Corp. (c)	23	1,153
Kinder Morgan Inc.	85	1,698
Kosmos Energy Ltd.	63	391
Marathon Oil Corp. (c)	73	1,228
Meggitt Plc (g)	243	1,595
Noble Corp. Plc (b)	107	307
PBF Energy Inc. - Class A (c)	21	648
Peabody Energy Corp. (c)	39	1,096
Petroleo Brasileiro SA Petrobras - ADR	62	985
Schlumberger Ltd. (c)	82	3,575
SM Energy Co.	35	612
Total SA - ADR	18	979
Whiting Petroleum Corp. (b)	21	541
YPF SA - Class D - ADR	25	351
		20,257
Financials 7.2%
Alberton Acquisition Corp. (b)	150	1,490
Ally Financial Inc.	71	1,959
American Equity Investment Life Holding Co. (c)	31	846
American International Group Inc. (c)	78	3,373
Aon Plc - Class A (c)	9	1,551
Athene Holding Ltd. - Class A (b)	40	1,648
Banco Macro SA - Class B - ADR	5	208
Bank of America Corp. (c)	78	2,165
Bank Pekao SA	9	248
Bank Rakyat Indonesia Persero Tbk PT	2,325	674
Big Rock Partners Acquisition Corp. (b)	61	628
Black Ridge Acquisition Corp. (b)	45	457
Capital One Financial Corp.	2	131
CF Finance Acquisition Corp. (b)	147	1,495
ChaSerg Technology Acquisition Corp. - Class A (b)	24	240
China Construction Bank Corp. - Class H	599	515
Chinatrust Financial Holding Co. Ltd.	932	619
CIT Group Inc. (c)	54	2,606
Citigroup Inc. (c)	39	2,418
Citizens Financial Group Inc.	8	260
CM Seven Star Acquisition Corp. (b) (h)	131	1,350

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Collier Creek Holdings (b)	45	453
Comerica Inc. (c)	12	894
Commerce Bancshares Inc.	2	110
Credito Real SAB de CV SOFOM ER	837	943
DBS Group Holdings Ltd.	70	1,307
DGB Financial Group Inc.	88	633
Discover Financial Services	2	142
Fifth Third Bancorp	17	439
FinTech Acquisition Corp. III - Class A (b)	71	691
First Hawaiian Inc.	11	281
Fubon Financial Holding Co. Ltd.	401	599
Genworth Financial Inc. - Class A (b)	16	61
GigCapital Inc. (b)	162	1,652
Gordon Pointe Acquisition Corp. - Class A (b)	8	85
Graf Industrial Corp. (b)	211	2,070
Groupe Bruxelles Lambert SA (g)	19	1,867
Hennessy Capital Acquisition Corp. IV (b)	149	1,503
Industrial Bank of Korea	46	567
Investors Bancorp Inc.	9	108
Jefferies Financial Group Inc.	113	2,129
KB Financial Group Inc.	35	1,283
LendingTree Inc. (b)	4	1,459
Liberty Holdings Ltd.	128	894
LPL Financial Holdings Inc.	21	1,395
Megalith Financial Acquisition Corp. - Class A (b)	77	770
MetLife Inc.	4	149
Modern Media Acquisition Corp. (b)	166	1,720
Monocle Acquisition Corp. (b)	15	148
Navient Corp.	114	1,320
Nelnet Inc. - Class A (c)	19	1,035
Oaktree Capital Group LLC - Class A	74	3,656
OneMain Holdings Inc. (c)	28	879
OTP Bank Plc	33	1,445
Pensare Acquisition Corp. (b)	116	1,188
Ping An Insurance Group Co. of China Ltd. - Class H	55	625
Pivotal Acquisition Corp. - Class A (b)	37	376
Popular Inc.	34	1,762
Progressive Corp.	3	223
Pure Acquisition Corp. - Class A (b)	54	537
Qualitas Controladora SAB de CV - Class I	205	503
RMB Holdings Ltd.	80	423
Royal Bank of Scotland Group Plc	341	1,099
Santander Consumer USA Holdings Inc. (c)	42	885
Sberbank of Russia - ADR	65	873
SEI Investments Co. (c)	45	2,332
Signature Bank	5	651
SunTrust Banks Inc.	53	3,141
Synchrony Financial	6	175
Thunder Bridge Acquisition Ltd. - Class A (b)	147	1,504
Tiberius Acquisition Corp. (b)	135	1,357
Tisco Financial Group PCL	225	626
Trinity Merger Corp. - Class A (b)	113	1,154
United Overseas Bank Ltd.	70	1,293
Unum Group	5	162
Vantage Energy Acquisition Corp. - Class A (b)	29	300
VectoIQ Acquisition Corp. (b)	50	499
Waddell & Reed Financial Inc. - Class A	36	631
Wells Fargo & Co.	32	1,552
WL Ross Holding Corp. (b) (e)	20	192
		81,631
Health Care 4.3%
AbbVie Inc. (c)	7	588
Adcock Ingram Holdings Ltd.	278	1,182
Alexion Pharmaceuticals Inc. (b)	6	798
Allergan Plc (c)	4	652
Amedisys Inc. (b)	8	998
Amgen Inc. (c)	6	1,045
Aurobindo Pharma Ltd.	77	869
Biogen Inc. (b)	6	1,300
Celgene Corp. (b)	47	4,395
Cerner Corp. (b) (c)	92	5,244
DexCom Inc. (b)	1	107
Encompass Health Corp. (c)	19	1,086
Endo International Plc (b)	92	739
	Shares/Par[1]	Value ($)
Gilead Sciences Inc.	10	657
HCA Inc. (c)	12	1,499
Herbalife Nutrition Ltd. (b) (c)	14	763
Ligand Pharmaceuticals Inc. (b)	1	132
Mallinckrodt Plc (b)	31	670
McKesson Corp.	2	187
Mylan NV (b)	51	1,448
Neurocrine Biosciences Inc. (b)	1	88
Novartis AG - ADR	62	6,006
Novo Nordisk A/S - ADR	119	6,208
Qualicorp SA	247	989
Regeneron Pharmaceuticals Inc. (b) (c)	19	7,671
Tenet Healthcare Corp. (b)	38	1,102
United Therapeutics Corp. (b)	7	869
Vertex Pharmaceuticals Inc. (b)	3	469
WellCare Health Plans Inc. (b)	4	1,172
		48,933
Industrials 2.7%
Air Lease Corp. - Class A (c)	19	638
Allison Transmission Holdings Inc. (c)	42	1,900
Aramex PJSC	1,116	1,447
Arconic Inc. (c)	133	2,537
Barloworld Ltd.	90	797
CSX Corp.	6	471
Dover Corp.	8	741
EnerSys Inc.	1	91
Expeditors International of Washington Inc. (c)	70	5,305
HD Supply Holdings Inc. (b) (c)	16	685
Insperity Inc.	2	223
Jardine Strategic Holdings Ltd. (g)	14	531
Korn Ferry	14	613
L3 Technologies Inc. (c)	20	4,072
Movida Participacoes SA	246	689
Nexeo Solutions Inc. (b) (e)	97	945
Norfolk Southern Corp.	—	75
Oshkosh Corp.	2	128
Pitney Bowes Inc.	38	261
Resideo Technologies Inc. (b)	8	147
Rexnord Corp. (b)	19	490
Robert Half International Inc.	11	691
Tegma Gestao Logistica SA	102	686
Terex Corp.	10	312
Textron Inc.	7	370
United Continental Holdings Inc. (b) (c)	13	1,029
United Rentals Inc. (b)	3	343
United Technologies Corp. (c)	20	2,530
USG Corp.	39	1,697
Waberer's International Zrt. (b)	79	482
WESCO International Inc. (b)	2	122
		31,048
Information Technology 7.1%
Advanced Micro Devices Inc. (b)	18	459
Adyen NV (b)	4	2,792
Akamai Technologies Inc. (b)	6	402
Analog Devices Inc. (c)	24	2,528
ARRIS International Plc (b) (c)	168	5,323
Aspen Technology Inc. (b)	7	709
Booz Allen Hamilton Holding Corp. - Class A	11	634
Broadcom Inc.	12	3,509
CACI International Inc. - Class A (b)	2	300
Cadence Design Systems Inc. (b) (c)	4	273
Ciena Corp. (b)	9	351
Cisco Systems Inc.	3	173
Citrix Systems Inc. (c)	3	319
Cypress Semiconductor Corp.	15	219
Dell Technologies Inc. - Class C (b) (d)	16	945
F5 Networks Inc. (b)	3	416
First Data Corp. - Class A (b) (c)	407	10,701
Fortinet Inc. (b) (c)	22	1,873
Hana Microelectronics PCL	407	398
Hewlett Packard Enterprise Co.	15	235
HP Inc.	62	1,201
Infosys Ltd.	158	1,702
Integrated Device Technology Inc. (b)	9	448

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Intel Corp.	10	553
InterDigital Inc.	1	53
ITEQ Corp.	172	498
KLA-Tencor Corp.	—	—
Mellanox Technologies Ltd. (b) (d)	13	1,503
Micron Technology Inc. (b)	32	1,331
Microsoft Corp.	16	1,879
NAVER Corp.	4	462
NetApp Inc.	19	1,352
Nexon Co. Ltd. (b)	45	708
Nuance Communications Inc. (b)	8	134
NXP Semiconductors NV	2	150
Oracle Corp. (c)	196	10,513
QUALCOMM Inc.	3	177
Red Hat Inc. (b)	69	12,640
Sabre Corp.	5	111
TE Connectivity Ltd. (c)	24	1,911
Tech Data Corp. (b)	2	236
Tech Mahindra Ltd.	82	919
Tencent Holdings Ltd. - ADR	55	2,541
Travelport Worldwide Ltd.	7	118
Worldpay Inc. - Class A (b)	26	2,998
Xerox Corp. (c)	48	1,538
Xilinx Inc.	5	647
Zebra Technologies Corp. - Class A (b)	7	1,467
		80,349
Materials 2.3%
Alcoa Corp. (b)	6	180
Axalta Coating Systems Ltd. (b)	5	118
Ball Corp.	6	365
Cabot Corp.	3	141
CF Industries Holdings Inc. (c)	33	1,333
Domtar Corp.	27	1,365
FMC Corp.	8	580
Freeport-McMoRan Inc. - Class B (c)	50	634
Glencore Plc	443	1,839
Goldcorp Inc.	594	6,799
HeidelbergCement AG	21	1,547
Huntsman Corp.	52	1,169
International Paper Co.	11	518
Kirkland Lake Gold Ltd.	21	642
LafargeHolcim Ltd.	42	2,090
Livent Corp. (b)	12	150
Louisiana-Pacific Corp. (c)	29	712
Methanex Corp. (c)	27	1,564
Mosaic Co.	6	167
Norbord Inc. (c)	35	975
Owens-Illinois Inc.	62	1,186
SunCoke Energy Partners LP	113	1,402
Teck Resources Ltd. - Class B	22	505
Valencia Bidco LLC (b) (g) (h)	188	259
		26,240
Real Estate 1.7%
Apartment Investment & Management Co. - Class A	11	569
Atrium European Real Estate Ltd.	121	454
Boston Properties Inc.	5	723
Brookfield Property REIT Inc. - Class A	32	649
CIBanco SA Institucion de Banca Multiple	929	1,014
Columbia Property Trust Inc.	7	153
Concentradora Fibra Danhos SA de CV	517	738
CoreCivic Inc.	32	628
Cousins Properties Inc.	7	63
EastGroup Properties Inc.	13	1,474
Emaar Malls Group PJSC	1,468	695
EPR Properties	10	769
Equity Lifestyle Properties Inc. (c)	8	937
Equity Residential Properties Inc. (c)	10	746
Essex Property Trust Inc.	—	130
Fibra Uno Administracion SA de CV	559	772
Host Hotels & Resorts Inc.	14	255
Jones Lang LaSalle Inc.	3	385
K. Wah International Holdings Ltd.	2,647	1,634
Kimco Realty Corp.	6	111
Lamar Advertising Co. - Class A (c)	21	1,688
	Shares/Par[1]	Value ($)
Life Storage Inc.	18	1,780
Outfront Media Inc.	19	442
Quality Houses PCL - Class F	4,100	383
Rayonier Inc.	4	120
Realogy Holdings Corp.	14	156
Retail Properties of America Inc. - Class A	19	226
Robinsons Land Corp.	934	436
SBA Communications Corp. (b)	2	299
Xenia Hotels & Resorts Inc.	17	362
		18,791
Utilities 0.2%
Gujarat State Petronet Ltd.	566	1,560
NRG Energy Inc.	5	225
PG&E Corp. (b)	25	443
Transmissora Alianca de Energia Eletrica SA	38	241
		2,469
Total Common Stocks (cost $441,390)		466,472
PREFERRED STOCKS 0.6%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (i)	11	690
Financials 0.1%
Ditech Holding Corp. (b) (i) (j) (k)	—	—
Sberbank of Russia	297	851
		851
Information Technology 0.3%
Samsung Electronics Co. Ltd.	112	3,584
Real Estate 0.1%
Colony Capital Inc. (j)	47	1,183
Pebblebrook Hotel Trust - Series E (j)	8	210
		1,393
Utilities 0.0%
Cia De Transmissao De ENE-PF	15	304
Total Preferred Stocks (cost $6,845)		6,822
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (b)	61	18
Bison Capital Acquisition Corp. (b)	58	20
Black Ridge Acquisition Corp. (b)	45	16
CM Seven Star Acquisition Corp. (b)	131	43
Modern Media Acquisition Corp. (b)	166	37
Nexstar Broadcasting Inc. (b) (h)	127	13
Total Rights (cost $159)		147
WARRANTS 0.0%
Agiliti Inc. (b) (h)	7	4
Big Rock Partners Acquisition Corp. (b)	30	5
Bison Capital Acquisition Corp. (b)	29	6
Black Ridge Acquisition Corp. (b)	45	13
ChaSerg Technology Acquisition Corp. (b)	12	8
CM Seven Star Acquisition Corp. (b)	65	11
Collier Creek Holdings (b)	15	17
Ditech Holding Corp. (b) (g)	2	—
Ditech Holding Corp. (b) (g)	3	—
FinTech Acquisition Corp. III (b)	35	32
Graf Industrial Corp. (b)	211	69
Modern Media Acquisition Corp. (b)	83	25
Pensare Acquisition Corp. (b)	39	8
Pure Acquisition Corp. (b)	27	29
Thunder Bridge Acquisition Ltd. (b)	20	14
Tiberius Acquisition Corp. (b)	135	51
TORM A/S (b) (e) (g)	4	—
Trinity Merger Corp. (b)	113	33
Urbi Desarrollos Urbanos SAB de CV (b) (e) (g)	14	—
Vista Oil & Gas SAB de CV (b) (e) (g)	32	31
Total Warrants (cost $457)		356
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.9%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 07/25/36 (l)	3,202	2,692
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (l) (m)	2,888	2,897

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Apidos CLO XXII
Series 2015-D-22A, 8.76%, (3M USD LIBOR + 6.00%), 10/20/27 (l) (m)	500	490
Apidos CLO XXIV
Series 2016-DR-24A, 8.56%, (3M USD LIBOR + 5.80%), 10/21/30 (l) (m)	500	475
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (m)	543	547
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 0.00%, (1M USD LIBOR + 2.50%), 03/15/21 (l) (m)	569	569
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.33%, 04/25/37 (l)	2,098	2,054
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	983	894
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 3.13%, 07/28/27 (l) (m)	1,073	912
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 4.58%, 09/17/21 (m)	1,250	1,238
Series 2019-D-CRE5, 4.84%, 02/15/22 (m)	484	484
Barings CLO Ltd.
Series 2018-E-3A, 8.51%, (3M USD LIBOR + 5.75%), 07/20/29 (l) (m)	500	481
Bayview Opportunity Master Fund IIIB Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/23 (m) (n)	1,017	1,015
BBCMS Trust
Series 2018-E-CBM, 5.63%, (1M USD LIBOR + 3.55%), 07/15/20 (l) (m)	470	471
Canyon Capital CLO Ltd.
Series 2014-DR-1A, 8.25%, (3M USD LIBOR + 5.50%), 01/30/31 (l) (m)	700	630
Carlyle Global Market Strategies CLO Ltd.
Series 2015-D-4A, 8.86%, (3M USD LIBOR + 6.10%), 10/20/27 (l) (m)	500	500
Series 2014-D-2RA, 8.03%, (3M USD LIBOR + 5.35%), 05/15/31 (l) (m)	1,000	923
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 12/25/36 (l)	3,000	2,760
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (m) (n)	1,312	1,313
Chenango Park CLO Ltd.
Series 2018-D-1A, 8.59%, (3M USD LIBOR + 5.80%), 04/15/30 (l) (m)	1,000	952
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 2.97%, 05/25/35 (l) (m)	335	265
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 2.93%, (1M USD LIBOR + 0.44%), 05/25/35 (l)	22	17
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,727	1,405
CIM Trust
Series 2018-A2-2, 5.32%, 04/25/20 (m)	2,574	2,570
Series 2017-B2-3RR, 10.09%, 01/25/57 (l) (m)	180	203
Series 2017-A1-6, 3.02%, 06/25/57 (l) (m)	1,915	1,875
Series 2016-B2-1RR, REMIC, 6.90%, 07/25/55 (l) (m)	300	302
Series 2016-B2-3RR, REMIC, 6.44%, 02/29/56 (l) (m)	800	810
Series 2016-B2-2RR, REMIC, 6.86%, 02/29/56 (l) (m)	800	812
Citigroup Commercial Mortgage Trust
Series 2015-D-GC27, REMIC, 4.43%, 01/10/25 (l) (m)	291	270
Citigroup Mortgage Loan Trust Inc.
Series 2007-A3A-AHL3, REMIC, 2.55%, (1M USD LIBOR + 0.06%), 05/25/37 (l)	3,744	2,913
COLT Mortgage Loan Trust
Series 2017-M1-2, REMIC, 3.51%, 10/25/47 (m)	2,000	1,991
COMM Mortgage Trust
Series 2018-D-HCLV, 4.66%, (1M USD LIBOR + 2.18%), 09/15/20 (l) (m)	1,000	1,002
Series 2015-D-CR26, REMIC, 3.48%, 09/12/25 (l)	1,000	885
	Shares/Par[1]	Value ($)
Series 2014-E-TWC, REMIC, 5.75%, (1M USD LIBOR + 3.25%), 02/13/32 (l) (m)	1,500	1,501
Conseco Financial Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	329	332
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 3.00%, (1M USD LIBOR + 0.50%), 08/26/33 (l)	167	160
Series 2007-1A-BC1, REMIC, 2.63%, (1M USD LIBOR + 0.14%), 05/25/37 (l)	1,897	1,803
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.75%, 05/15/26 (l) (m)	1,000	949
CSMC Trust
Series 2017-F-CHOP, REMIC, 6.83%, (1M USD LIBOR + 4.35%), 06/17/19 (l) (m)	880	883
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (m)	1,932	1,917
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 7.49%, (1M USD LIBOR + 5.00%), 07/25/25 (l) (m)	119	130
Series 2017-1B1-C01, 8.24%, (1M USD LIBOR + 5.75%), 01/25/27 (l) (m)	270	315
Series 2016-1M2-C04, 6.74%, (1M USD LIBOR + 4.25%), 01/25/29 (l) (m)	260	286
Flagstar Mortgage Trust
Series 2018-A4-2, 3.50%, 08/25/41 (l) (m)	91	91
Ford Credit Floorplan Master Owner Trust
Series 2018-A-4, 4.06%, 11/15/28	260	272
Gilbert Park CLO Ltd.
Series 2017-1A-E, 9.19%, (3M USD LIBOR + 6.40%), 10/15/30 (l) (m)	500	490
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 3.05%, (1M USD LIBOR + 0.28%), 11/25/45 (l)	544	358
GS Mortgage Securities Corp. II
Series 2018-C-SRP5, REMIC, 6.23%, (1M USD LIBOR + 3.75%), 06/15/21 (l) (m)	718	715
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.52%, 11/10/47 (l) (m)	571	486
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28 (m)	1,000	795
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,336	1,757
Hertz Vehicle Financing LLC
Series 2017-C-1A, 5.27%, 10/25/20 (m)	250	254
Horizon Aircraft Finance I Ltd.
Series 2018-C-1, 6.66%, 12/15/25 (m)	976	994
JP Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 4.33%, 07/25/35 (l)	1,974	1,978
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-E-C3, REMIC, 5.66%, 03/17/21 (l) (m)	334	327
Series 2011-D-C5, REMIC, 5.38%, 09/17/21 (l) (m)	1,650	1,658
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (g) (o)	650	495
LCM XVII LP
Series ER-17A, 8.79%, (3M USD LIBOR + 6.00%), 10/15/31 (l) (m)	500	480
LCM XX LP
Series ER-20A, 8.21%, (3M USD LIBOR + 5.45%), 10/20/27 (l) (m)	500	481
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (m) (n)	2,892	2,867
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (l) (m)	2,404	2,397
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (l) (m)	845	831
Lehman Mortgage Trust
Series 2003-M3-HE1, REMIC, 7.73%, (1M USD LIBOR + 5.25%), 01/15/33 (l)	2,601	2,556
Series 2006-1A6-5, REMIC, 2.99%, (1M USD LIBOR + 0.50%), 09/25/36 (l)	1,284	800

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
loanDepot GMSR Master Trust
Series 2018-A-GT1, 5.28%, (1M USD LIBOR + 2.80%), 10/16/23 (l) (m)	2,000	2,005
MFA Financial Inc.
Series 2017-A1-NPL1, 3.35%, 11/25/20 (m) (n)	1,531	1,528
Morgan Stanley Mortgage Loan Trust
Series 2006-A1-13AX, REMIC, 2.67%, (1M USD LIBOR + 0.18%), 10/25/36 (l)	5,934	2,901
Myers Park CLO Ltd.
Series 2018-E-1A, 7.92%, (3M USD LIBOR + 5.25%), 10/20/30 (l) (m)	1,000	931
Neuberger Berman CLO XXIII Ltd.
Series 2016-ER-23A, 8.52%, (3M USD LIBOR + 6.00%), 10/18/27 (l) (m)	500	479
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 10/25/36 (l)	4,482	2,494
PRPM LLC
Series 2018-A1-2A, 4.00%, 08/25/21 (m) (n)	2,273	2,272
RAMP Trust
Series 2006-M1-RZ3, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 08/25/36 (l)	350	341
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (m) (n)	409	401
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,825	1,682
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-F-FUN, 5.48%, (1M USD LIBOR + 3.00%), 06/15/21 (g) (l) (o)	1,233	1,237
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (e) (m)	100	1,570
Series 2019-R1-B, 0.00%, 08/17/48 (m)	43	1,500
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 4.24%, 01/25/35 (l)	2,293	2,269
STWD Mortgage Trust
Series 2018-E-URB, 5.63%, (1M USD LIBOR + 3.15%), 05/15/21 (l) (m)	661	659
THL Credit Wind River CLO Ltd.
Series 2018-E-2A, 8.54%, (3M USD LIBOR + 5.75%), 07/15/30 (l) (m)	500	469
Series 2014-ER2-3A, 8.98%, (3M USD LIBOR + 6.22%), 10/22/31 (l) (m)	500	480
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26 (m)	624	647
Series 2018-M5-2, 6.36%, 06/25/26 (m)	231	239
Series 2018-M6-2, 7.05%, 08/25/27 (m)	1,106	1,138
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (m)	798	802
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (m)	332	334
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (m)	973	973
VOLT LXIX LLC
Series 2018-A1B-NPL5, 4.70%, 08/25/21 (m) (n)	4,000	3,991
VOLT LXV LLC
Series 2018-A1-NPL1, 3.75%, 04/26/21 (m) (n)	600	598
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 5.86%, 02/15/51 (l)	381	311
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26 (m)	470	401
Willis Engine Securitization Trust
Series 2018-A-A, 4.75%, 09/15/26 (m) (n)	977	1,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $101,281)		100,627
CORPORATE BONDS AND NOTES 21.3%
Communication Services 2.6%
Altice Finco SA
4.75%, 01/15/28, EUR	419	393
Altice Luxembourg SA
8.13%, 02/01/27 (m)	870	881
Boingo Wireless Inc.
1.00%, 10/01/23 (c) (i) (m)	1,259	1,130
CCO Holdings LLC
5.38%, 05/01/25 (o)	70	72
5.75%, 02/15/26 (m)	10	10
5.13%, 05/01/27 (m)	50	50
	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
4.20%, 03/15/28	220	219
5.05%, 03/30/29	110	116
5.38%, 04/01/38	90	91
6.83%, 10/23/55	230	260
Comcast Corp.
4.15%, 10/15/28	60	63
4.70%, 10/15/48	410	445
CSC Holdings LLC
6.50%, 02/01/29 (m)	200	213
DISH DBS Corp.
7.88%, 09/01/19	50	51
5.88%, 11/15/24	40	34
7.75%, 07/01/26	10	9
Fox Corp.
4.71%, 01/25/29 (m)	180	193
5.48%, 01/25/39 (m)	50	55
5.58%, 01/25/49 (m)	20	23
Frontier Communications Corp.
6.25%, 09/15/21	350	272
8.00%, 04/01/27 (m)	754	779
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (m)	875	851
Intelsat SA
4.50%, 06/15/25 (c) (i) (m)	303	361
iQiyi Inc.
3.75%, 12/01/23 (c) (i) (m)	1,513	1,802
2.00%, 04/01/25 (c) (i) (m)	1,363	1,421
Liberty Media Corp.
3.75%, 02/15/30 (c) (i)	1,371	912
2.25%, 12/01/48 (c) (i) (m)	1,642	1,829
Myriad International Holdings BV
4.85%, 07/06/27 (m)	350	363
Neptune Finco Corp.
10.88%, 10/15/25 (m)	750	866
Numericable - SFR SA
7.38%, 05/01/26 (m)	410	402
Perficient Inc.
2.38%, 09/15/23 (c) (i) (m)	1,091	1,055
Sea Ltd.
2.25%, 07/01/23 (c) (i) (m)	1,249	1,725
Sprint Capital Corp.
8.75%, 03/15/32	510	538
Sprint Corp.
11.50%, 11/15/21	60	69
7.88%, 09/15/23	60	63
7.63%, 03/01/26	553	561
Telesat Canada
8.88%, 11/15/24 (m)	518	563
Time Warner Cable Inc.
7.30%, 07/01/38	20	24
T-Mobile USA Inc.
6.50%, 01/15/24	2,586	2,686
Twilio Inc.
0.25%, 06/01/23 (c) (i) (m)	1,172	2,226
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (m)	2,695	2,767
Verizon Communications Inc.
4.50%, 08/10/33	20	21
4.13%, 08/15/46	160	155
Vodafone Group Plc
4.38%, 05/30/28	190	192
Weibo Corp.
1.25%, 11/15/22 (c) (i)	1,544	1,429
Wind Tre SpA
3.13%, 01/20/25, EUR	200	210
Zillow Group Inc.
2.00%, 12/01/21 (c) (i)	1,212	1,239
		29,689
Consumer Discretionary 1.9%
1011778 B.C. Unltd. Liability Co.
4.25%, 05/15/24 (m)	50	49
Altice SA
7.75%, 05/15/22 (m)	875	875

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Amazon.com Inc.
4.95%, 12/05/44	40	48
4.05%, 08/22/47	510	539
4.25%, 08/22/57	630	680
American Axle & Manufacturing Inc.
6.63%, 10/15/22	65	67
Chegg Inc.
0.25%, 05/15/23 (c) (i)	1,139	1,723
Ctrip.com International Ltd.
1.00%, 07/01/20 (c) (i)	806	821
1.25%, 09/15/22 (c) (i)	520	526
Debenhams Plc
5.25%, 07/15/21, GBP	750	388
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (m)	1,083	1,068
Federal-Mogul LLC
5.00%, 07/15/24, EUR	1,093	1,282
Hanesbrands Inc.
4.63%, 05/15/24 (m)	80	80
Huazhu Group Ltd.
0.38%, 11/01/22 (c) (i)	1,766	2,032
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21 (m)	1,050	1,083
Liberty Interactive LLC
4.00%, 11/15/29 (c) (i)	1,842	1,266
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (c) (i)	1,401	1,330
MGM Resorts International
5.75%, 06/15/25	400	415
5.50%, 04/15/27	278	282
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (m)	508	510
Picard Bondco SA
5.50%, 11/30/24, EUR	440	462
Rent-A-Center Inc.
6.63%, 11/15/20	432	432
4.75%, 05/01/21	578	566
RH Corp.
0.00%, 06/15/23 (c) (i) (k) (m)	520	453
Sands China Ltd.
5.13%, 08/08/25 (p)	200	210
Scientific Games International Inc.
5.50%, 02/15/26, EUR	1,307	1,363
8.25%, 03/15/26 (m)	860	877
Wayfair Inc.
0.38%, 09/01/22 (c) (i)	808	1,241
1.13%, 11/01/24 (c) (i) (m)	520	757
William Lyon Homes Inc.
5.88%, 01/31/25	70	66
		21,491
Consumer Staples 0.4%
Albertsons Cos. LLC
5.75%, 03/15/25	800	760
Altria Group Inc.
4.40%, 02/14/26	40	41
4.80%, 02/14/29	150	155
5.80%, 02/14/39	100	106
6.20%, 02/14/59	330	355
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (m)	270	271
4.90%, 02/01/46 (m)	80	81
5.55%, 01/23/49	550	605
5.80%, 01/23/59	40	44
BAT Capital Corp.
3.56%, 08/15/27	110	104
4.54%, 08/15/47	190	167
Cott Holdings Inc.
5.50%, 04/01/25 (m)	40	40
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (c) (i)	1,111	1,171
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	386
	Shares/Par[1]	Value ($)
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (m)	40	41
		4,327
Energy 1.6%
Anadarko Petroleum Corp.
5.55%, 03/15/26	20	22
6.20%, 03/15/40	90	101
4.50%, 07/15/44	100	95
6.60%, 03/15/46	140	170
Apache Corp.
4.38%, 10/15/28	30	30
5.10%, 09/01/40	210	206
4.75%, 04/15/43	300	283
4.25%, 01/15/44	170	151
Archrock Partners LP
6.88%, 04/01/27 (m)	356	363
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (m)	797	766
Blue Racer Midstream LLC
6.13%, 11/15/22 (m)	110	112
Chesapeake Energy Corp.
8.00%, 06/15/27	130	128
Cimarex Energy Co.
3.90%, 05/15/27	10	10
CITGO Holding Inc.
10.75%, 02/15/20 (m)	715	733
Concho Resources Inc.
4.85%, 08/15/48	110	116
Continental Resources Inc.
4.38%, 01/15/28	10	10
4.90%, 06/01/44	140	143
DCP Midstream LLC
6.75%, 09/15/37 (m)	110	114
Devon Energy Corp.
5.85%, 12/15/25	190	215
5.00%, 06/15/45	20	21
Ecopetrol SA
4.13%, 01/16/25	370	376
5.38%, 06/26/26	50	54
5.88%, 09/18/23 - 05/28/45	470	502
Enterprise Products Operating LLC
4.15%, 10/16/28	20	21
5.38%, 02/15/78	70	62
Exxon Mobil Corp.
4.11%, 03/01/46	130	141
FTS International Inc.
6.25%, 05/01/22	477	461
Fugro NV
4.00%, 10/26/21, EUR (i)	1,000	997
4.50%, 11/02/24, EUR (i)	400	408
Genesis Energy LP
6.75%, 08/01/22	110	113
Golar LNG Ltd.
2.75%, 02/15/22 (c) (i)	1,067	1,016
Green Plains Inc.
3.25%, 10/01/19 (c) (i)	2,110	2,127
4.13%, 09/01/22 (c) (i)	1,142	1,078
Halliburton Co.
3.80%, 11/15/25	30	31
4.85%, 11/15/35	150	157
Kerr-McGee Corp.
6.95%, 07/01/24	120	138
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	61
4.25%, 09/01/24	60	63
Kinder Morgan Inc.
5.30%, 12/01/34	40	43
MEG Energy Corp.
6.38%, 01/30/23 (m)	300	277
7.00%, 03/31/24 (m)	40	37
6.50%, 01/15/25 (m)	30	30
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	235
4.80%, 02/15/29	60	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.20%, 03/01/47	80	81
4.70%, 04/15/48	110	105
5.50%, 02/15/49	120	128
Noble Energy Inc.
3.85%, 01/15/28	150	148
Noble Holding International Ltd.
7.88%, 02/01/26 (m)	350	326
Oasis Petroleum Inc.
6.88%, 01/15/23	67	67
Occidental Petroleum Corp.
4.63%, 06/15/45	60	66
4.40%, 04/15/46	20	21
4.10%, 02/15/47	20	21
4.20%, 03/15/48	20	21
Petroleos Mexicanos
6.38%, 01/23/45	390	345
Range Resources Corp.
5.88%, 07/01/22	50	51
4.88%, 05/15/25	100	93
Rockies Express Pipeline LLC
5.63%, 04/15/20 (m)	100	102
6.88%, 04/15/40 (m)	110	119
Schlumberger Holdings Corp.
4.00%, 12/21/25 (m)	180	186
SEACOR Holdings Inc.
3.00%, 11/15/28 (c) (i)	520	507
Ship Finance International Ltd.
5.75%, 10/15/21 (c) (i)	1,412	1,398
Targa Resources Corp.
5.38%, 02/01/27	10	10
Targa Resources Partners LP
4.25%, 11/15/23	270	269
Teekay Corp.
5.00%, 01/15/23 (c) (i)	868	647
Teine Energy Ltd.
6.88%, 09/30/22 (m)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	212
Transocean Poseidon Ltd.
6.88%, 02/01/27 (m)	308	320
Whiting Petroleum Corp.
6.25%, 04/01/23	50	50
Williams Cos. Inc.
7.50%, 01/15/31	40	50
8.75%, 03/15/32	140	195
WPX Energy Inc.
8.25%, 08/01/23	170	192
		18,071
Financials 4.5%
ABN AMRO Bank NV
5.75%, (callable at 100 beginning 09/22/20), EUR (j)	600	696
Algeco Scotsman Global Finance Plc
6.50%, 02/15/23, EUR	340	396
10.00%, 08/15/23 (m)	400	400
Ally Financial Inc.
8.00%, 11/01/31	20	25
Avation Capital SA
6.50%, 05/15/21 (m)	860	861
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 04/29/19) (j) (l)	1,540	1,217
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (j)	200	246
Banco Mercantil del Norte SA
7.63%, (callable at 100 beginning 01/10/28) (j) (m)	200	200
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (j)	500	575
4.38%, 04/12/28	200	203
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (j)	400	407
6.10%, (callable at 100 beginning 03/17/25) (j)	50	53
	Shares/Par[1]	Value ($)
6.25%, (callable at 100 beginning 09/05/24) (j)	150	159
Barclays Bank Plc
7.63%, 11/21/22	200	217
Barclays Plc
8.00%, (callable at 100 beginning 06/15/24) (j)	1,280	1,310
8.00%, (callable at 100 beginning 12/15/20), EUR (j)	500	603
4.97%, 05/16/29 (i) (l)	210	217
BNP Paribas SA
6.13%, (callable at 100 beginning 06/17/22), EUR (j)	260	319
7.38%, (callable at 100 beginning 08/19/25) (j) (m)	200	212
4.71%, 01/10/25 (m)	200	208
5.20%, 01/10/30 (m)	200	216
Boparan Finance Plc
5.50%, 07/15/21, GBP	358	312
BPCE SA
2.75%, 11/30/27, EUR (l)	500	594
Bracken MidCo1 Plc
8.88%, 10/15/23, GBP (m) (q)	600	744
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (j)	2,030	2,071
4.60%, 03/09/26	210	219
4.45%, 09/29/27	200	206
8.13%, 07/15/39	101	152
Compass Bank
3.88%, 04/10/25	280	278
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (j)	400	488
Cowen Inc.
3.00%, 12/15/22 (c) (i)	1,058	1,106
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (j)	250	300
8.13%, (callable at 100 beginning 12/23/25) (j) (m)	200	223
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (j) (m)	210	216
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (j)	460	526
5.00%, 01/12/22 (m)	200	205
Ditech Holding Corp.
0.00%, 12/31/24 (b) (g) (r)	94	6
EA Partners II BV
0.00%, 06/01/21 (b) (r)	739	377
Element Financial Corp.
5.13%, 06/30/19, CAD (i)	1,476	1,108
Element Fleet Management Corp.
4.25%, 06/30/24, CAD (i)	606	454
Encore Capital Group Inc.
3.25%, 03/15/22 (c) (i)	1,898	1,687
EzCorp Inc.
2.13%, 06/15/19 (c) (i) (n)	2,623	2,611
2.38%, 05/01/25 (c) (i) (m)	1,275	1,102
Fidelity & Guaranty Life Holdings Inc.
5.50%, 05/01/25 (m)	865	868
Freedom Mortgage Corp.
8.25%, 04/15/25 (m)	456	406
General Electric Capital Corp.
6.15%, 08/07/37	230	252
5.88%, 01/14/38	80	86
6.88%, 01/10/39	150	177
Glencore Funding LLC
4.13%, 05/30/23 - 03/12/24 (m)	290	293
3.88%, 10/27/27 (m)	120	115
Goldman Sachs Capital II
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 05/13/19) (j) (l)	18	14
Goldman Sachs Capital III
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 05/13/19) (j) (l)	13	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.
4.22%, 05/01/29	40	41
6.75%, 10/01/37	190	233
5.15%, 05/22/45	490	520
4.75%, 10/21/45	10	11
Haya Finance 2017 SA
5.25%, 11/15/22, EUR	620	617
Hope Bancorp Inc.
2.00%, 05/15/38 (c) (i) (m)	1,084	956
HSBC Holdings Plc
6.50%, (callable at 100 beginning 03/23/28) (i) (j)	200	198
4.58%, 06/19/29 (i)	600	631
IIP Operating Partnership LP
3.75%, 02/21/24 (c) (i) (m)	1,565	1,880
ING Groep NV
2.50%, 02/15/29, EUR (l)	300	348
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (j)	500	582
7.75%, (callable at 100 beginning 01/11/27), EUR (j)	600	725
JPMorgan Chase & Co.
4.20%, 07/23/29	60	63
KBC Group NV
1.88%, 03/11/27, EUR (l)	300	344
KCA Deutag UK Finance Plc
9.88%, 04/01/22 (m)	200	172
Morgan Stanley
4.43%, 01/23/30	120	127
Petrobras Global Finance BV
7.38%, 01/17/27	280	309
6.00%, 01/27/28	50	51
6.85%, 06/05/15	640	621
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (c) (i)	610	587
PRA Group Inc.
3.50%, 06/01/23 (c) (i)	1,559	1,402
Quicken Loans Inc.
5.75%, 05/01/25 (m)	600	601
Redwood Trust Inc.
4.75%, 08/15/23 (c) (i)	954	915
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	380	390
4.52%, 06/25/24 (i) (l)	400	409
RWT Holdings Inc.
5.63%, 11/15/19 (c) (i)	1,319	1,331
Santander UK Group Holdings Plc
5.63%, 09/15/45 (m)	200	205
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (j) (m)	992	918
2.50%, 09/16/26, EUR (l)	500	580
Springleaf Finance Corp.
6.88%, 03/15/25	439	453
7.13%, 03/15/26	403	410
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (m)	150	168
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (j)	200	244
7.00%, (callable at 100 beginning 02/19/25) (j)	200	210
7.00%, (callable at 100 beginning 01/31/24) (j) (m)	200	203
UniCredit SpA
6.63%, (callable at 100 beginning 06/03/23), EUR (j)	1,280	1,392
7.30%, 04/02/34 (i) (m)	860	866
UniCredit SPA
6.57%, 01/14/22 (m)	350	366
USA Compression Partners LP
6.88%, 09/01/27 (m)	560	571
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	657	858
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (m)	200	203
	Shares/Par[1]	Value ($)
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 05/13/19) (j) (l)	2,035	2,002
Wand Merger Corp.
8.13%, 07/15/23 (m)	552	568
9.13%, 07/15/26 (m)	368	377
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (j)	101	108
3.55%, 09/29/25	60	61
4.30%, 07/22/27	150	156
4.65%, 11/04/44	120	123
4.40%, 06/14/46	180	180
4.75%, 12/07/46	50	52
		51,284
Health Care 3.2%
Actavis Funding SCS
4.55%, 03/15/35	10	10
Alder Biopharmaceuticals Inc.
2.50%, 02/01/25 (c) (i)	1,414	1,354
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (c) (i)	2,279	2,225
Aurora Cannabis Inc.
5.50%, 02/28/24 (c) (i) (m)	1,664	2,283
Bausch Health Cos. Inc.
5.75%, 08/15/27 (m)	532	546
Becton Dickinson & Co.
3.70%, 06/06/27	270	269
Canopy Growth Corp.
4.25%, 07/15/23, CAD (c) (i) (m)	1,950	2,099
Catholic Health Initiatives
4.35%, 11/01/42	130	125
Centene Corp.
4.75%, 01/15/25	130	133
Community Health Systems Inc.
8.00%, 03/15/26 (m)	829	792
Conmed Corp.
2.63%, 02/01/24 (c) (i) (m)	1,060	1,170
CVS Health Corp.
4.30%, 03/25/28	30	30
4.78%, 03/25/38	90	89
5.05%, 03/25/48	540	545
Evolent Health Inc.
2.00%, 12/01/21 (c) (i)	805	783
1.50%, 10/15/25 (c) (i) (m)	1,010	799
Hackensack Meridian Health Inc.
4.21%, 07/01/48	90	96
HCA Inc.
5.38%, 02/01/25	40	42
5.25%, 06/15/26	60	64
4.50%, 02/15/27	50	51
5.63%, 09/01/28	10	11
5.50%, 06/15/47	10	11
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23 (c) (i)	1,161	1,136
Ionis Pharmaceuticals Inc.
1.00%, 11/15/21 (c) (i)	1,261	1,699
Jazz Investments I Ltd.
1.50%, 08/15/24 (c) (i)	930	911
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (i) (m)	1,513	952
Lifepoint Health Inc.
9.75%, 12/01/26 (m)	434	450
Ligand Pharmaceuticals Inc.
0.75%, 05/15/23 (c) (i) (m)	1,537	1,314
Medicines Co.
3.50%, 01/15/24 (c) (i) (m)	727	937
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (c) (i)	1,494	2,023
Omeros Corp.
6.25%, 11/15/23 (c) (i) (m)	314	343
OPKO Health Inc.
4.50%, 02/15/25 (c) (i)	1,234	1,157
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (c) (i)	919	904

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PDL BioPharma Inc.
2.75%, 12/01/21 (c) (i)	1,170	1,338
Retrophin Inc.
2.50%, 09/15/25 (c) (i)	1,060	991
Rossini SARL
6.75%, 10/30/25, EUR (m)	740	874
Tabula Rasa HealthCare Inc.
1.75%, 02/15/26 (c) (i) (m)	1,091	1,157
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	70	67
Theravance Inc.
2.13%, 01/15/23 (c) (i)	1,401	1,424
Tilray Inc.
5.00%, 10/01/23 (c) (i) (m)	1,836	1,537
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (m)	32	32
5.88%, 05/15/23 (m)	231	234
7.00%, 03/15/24 (m)	120	127
6.13%, 04/15/25 (m)	2,113	2,093
5.50%, 11/01/25 (m)	50	51
9.00%, 12/15/25 (m)	640	696
8.50%, 01/31/27 (m)	462	490
Willis-Knighton Medical Center
4.81%, 09/01/48	60	67
		36,531
Industrials 1.2%
Air Transport Services Group Inc.
1.13%, 10/15/24 (c) (i)	1,221	1,195
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (c) (i)	1,313	1,395
Bombardier Inc.
7.50%, 03/15/25 (m)	323	333
FTI Consulting Inc.
2.00%, 08/15/23 (c) (i) (m)	1,163	1,186
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (j)	206	192
Greenbrier Cos. Inc.
2.88%, 02/01/24 (c) (i)	1,157	1,109
International Lease Finance Corp.
6.25%, 05/15/19	80	80
KBR Inc.
2.50%, 11/01/23 (c) (i) (m)	1,010	1,016
Manitowoc Co. Inc.
9.00%, 04/01/26 (m)	395	400
Moby SpA
7.75%, 02/15/23, EUR	126	58
Multi-Color Corp.
4.88%, 11/01/25 (m)	393	406
Navistar International Corp.
4.75%, 04/15/19 (c) (i)	763	764
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (m)	889	862
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (m)	50	51
4.50%, 03/15/23 (m)	20	20
5.50%, 02/15/24 (m)	50	52
Patrick Industries Inc.
1.00%, 02/01/23 (c) (i)	1,215	1,097
Team Inc.
5.00%, 08/01/23 (c) (i)	1,263	1,366
Tesla Energy Operations Inc.
1.63%, 11/01/19 (i)	158	153
TransDigm Inc.
6.25%, 03/15/26 (m)	808	838
United Rentals North America Inc.
5.75%, 11/15/24	120	123
5.88%, 09/15/26	70	72
6.50%, 12/15/26	40	42
XPO CNW Inc.
6.70%, 05/01/34	170	147
		12,957
Information Technology 3.7%
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (m)	340	377
	Shares/Par[1]	Value ($)
9.75%, 09/01/26 (m)	595	582
Benefitfocus Inc.
1.25%, 12/15/23 (c) (i) (m)	1,565	1,797
Blackboard Inc.
9.75%, 10/15/21 (m)	658	595
CalAmp Corp.
2.00%, 08/01/25 (c) (i) (m)	1,448	1,130
Carbonite Inc.
2.50%, 04/01/22 (c) (i)	606	703
CSG Systems International Inc.
4.25%, 03/15/36 (c) (i)	1,471	1,536
Electronics for Imaging Inc.
2.25%, 11/15/23 (c) (i) (m)	1,277	1,306
Electronics For Imaging Inc.
0.75%, 09/01/19 (c) (i)	773	760
First Data Corp.
5.75%, 01/15/24 (m)	899	927
Five9 Inc.
0.13%, 05/01/23 (c) (i) (m)	1,270	1,782
GDS Holdings Ltd.
2.00%, 06/01/25 (c) (i) (m)	1,143	1,103
II-VI Inc.
0.25%, 09/01/22 (c) (i)	555	582
Infinera Corp.
2.13%, 09/01/24 (c) (i)	1,074	858
Inphi Corp.
0.75%, 09/01/21 (c) (i)	1,405	1,464
j2 Global Inc.
3.25%, 06/15/29 (c) (i)	555	743
Knowles Corp.
3.25%, 11/01/21 (c) (i)	1,393	1,636
LivePerson Inc.
0.75%, 03/01/24 (c) (i) (m)	704	721
Microchip Technology Inc.
1.63%, 02/15/27 (c) (i)	1,571	1,729
Microsoft Corp.
3.30%, 02/06/27	230	236
3.70%, 08/08/46	90	92
Momo Inc.
1.25%, 07/01/25 (c) (i) (m)	817	787
MongoDB Inc.
0.75%, 06/15/24 (c) (i) (m)	1,522	3,352
Nuance Communications Inc.
1.00%, 12/15/35 (c) (i)	1,628	1,514
Nutanix Inc.
0.00%, 01/15/23 (c) (i) (k)	1,300	1,378
Okta Inc.
0.25%, 02/15/23 (c) (i)	1,253	2,254
OSI Systems Inc.
1.25%, 09/01/22 (c) (i)	1,339	1,356
Palo Alto Networks Inc.
0.75%, 07/01/23 (c) (i) (m)	1,121	1,245
Pluralsight Inc.
0.38%, 03/01/24 (c) (i) (m)	1,263	1,346
PROS Holdings Inc.
2.00%, 06/01/47 (c) (i)	1,360	1,444
Pure Storage Inc.
0.13%, 04/15/23 (i) (m)	528	569
Rapid7 Inc.
1.25%, 08/01/23 (c) (i) (m)	1,060	1,439
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (i)	935	1,010
Synaptics Inc.
0.50%, 06/15/22 (c) (i)	1,303	1,200
ViaSat Inc.
5.63%, 04/15/27	402	411
Vishay Intertechnology Inc.
2.25%, 06/15/25 (c) (i) (m)	1,586	1,478
		41,442
Materials 1.3%
Anglo American Capital Plc
3.63%, 09/11/24 (m)	200	198
ArcelorMittal
4.55%, 03/11/26	50	51

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Baffinland Iron Mines Corp.
8.75%, 07/15/26 (m)	975	982
BHP Billiton Finance USA Ltd.
6.75%, 10/19/75 (l) (m)	200	221
Cemex SAB de CV
3.72%, 03/15/20 (c) (i)	3,804	3,778
Cleveland-Cliffs Inc.
1.50%, 01/15/25 (c) (i)	1,210	1,648
First Majestic Silver Corp.
1.88%, 03/01/23 (c) (i)	1,062	1,035
First Quantum Minerals Ltd.
7.50%, 04/01/25 (m)	200	191
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	10
Klabin Austria GmbH
5.75%, 04/03/29 (m)	896	892
KME AG
6.75%, 02/01/23, EUR	390	408
Momentive Performance Materials Inc.
3.88%, 10/24/21	2,560	2,763
4.69%, 04/24/22	476	527
Neon Holdings Inc.
10.13%, 04/01/26 (m)	342	348
Royal Gold Inc.
2.88%, 06/15/19 (c) (i)	520	520
RTI International Metals Inc.
1.63%, 10/15/19 (c) (i)	359	356
SSR Mining Inc.
2.50%, 04/01/39 (c) (i) (m)	727	729
Yamana Gold Inc.
4.63%, 12/15/27	100	98
		14,755
Real Estate 0.7%
Forestar Group Inc.
3.75%, 03/01/20 (c) (i)	560	555
IH Merger Sub LLC
3.50%, 01/15/22 (c) (i)	1,110	1,273
Realogy Group LLC
9.38%, 04/01/27 (m)	477	489
Redfin Corp.
1.75%, 07/15/23 (c) (i)	1,109	1,068
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (c) (i)	2,923	3,847
WeWork Cos. Inc.
7.88%, 05/01/25 (m)	696	638
		7,870
Utilities 0.2%
Enel Finance International SA
6.00%, 10/07/39 (m)	150	166
FirstEnergy Corp.
3.90%, 07/15/27	320	325
7.38%, 11/15/31	460	609
NRG Energy Inc.
2.75%, 06/01/48 (c) (i) (m)	1,277	1,444
		2,544
Total Corporate Bonds And Notes (cost $235,519)		240,961
SENIOR LOAN INTERESTS 3.7%
Communication Services 0.5%
CenturyLink Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 01/15/25 (l)	69	68
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (l)	885	867
CSC Holdings LLC
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 01/31/26 (l)	885	858
Term Loan B, 5.59%, (3M LIBOR + 3.00%), 05/07/27 (l)	75	75
Greeneden US Holdings II LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/01/23 (l) (s)	60	59
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/01/23 (l)	134	133
	Shares/Par[1]	Value ($)
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (l)	298	280
Intelsat Jackson Holdings SA
Term Loan B-3, 0.00%, (3M LIBOR + 3.75%), 11/27/23 (l) (s)	20	20
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (l)	164	161
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (l)	183	182
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (l)	872	858
Tribune Media Co.
Term Loan C, 0.00%, (3M LIBOR + 3.00%), 01/20/24 (l) (s)	1,449	1,446
Zayo Group LLC
Term Loan B-1, 4.49%, (3M LIBOR + 2.00%), 01/19/21 (l)	1,107	1,100
		6,107
Consumer Discretionary 0.6%
1011778 B.C. Unltd. Liability Co.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/15/24 (l)	869	855
Aramark Services Inc.
Term Loan, 4.24%, (3M LIBOR + 1.75%), 03/01/25 (l)	28	28
BJ's Wholesale Club Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/03/24 (l) (s)	145	144
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (l)	965	951
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (l)	986	978
Debenhams Plc
Term Loan, 12.85%, (3M LIBOR + 12.00%), 06/20/22, GBP (l)	307	400
Equinox Holdings Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/08/24 (l)	180	178
Getty Images Inc.
Term Loan B, 5.00%, (3M EURIBOR + 5.00%), 02/13/26, EUR (l)	770	851
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (l)	14	14
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (l)	17	17
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (l)	283	277
Hilton Worldwide Finance LLC
Term Loan B-2, 4.24%, (3M LIBOR + 1.75%), 10/25/23 (l)	71	71
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.00%), 06/28/24 (l) (s)	195	194
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (l)	180	175
LTF Merger Sub Inc.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 06/22/22 (l)	1,059	1,046
Michaels Stores Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 01/01/23 (l)	34	33
Numericable Group SA
Term Loan B-12, 6.17%, (3M LIBOR + 3.69%), 01/31/26 (l)	89	84
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (l)	35	34
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (l)	147	143

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (l)	212	202
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (l)	173	163
WMG Acquisition Corp.
Term Loan F, 4.62%, (3M LIBOR + 2.13%), 11/01/23 (l)	251	245
		7,083
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (l)	50	50
Energizer Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.25%), 06/19/25 (l)	884	873
Post Holdings Inc.
Incremental Term Loan, 4.49%, (3M LIBOR + 2.00%), 05/24/24 (l)	908	900
		1,823
Energy 0.3%
California Resources Corp.
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.75%), 11/08/22 (l)	858	842
Fieldwood Energy LLC
2nd Lien Term Loan, 9.74%, (1M LIBOR + 7.25%), 04/11/23 (g) (l)	2,270	1,915
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (l) (s)	150	148
		2,905
Financials 0.6%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (l)	179	178
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (l)	208	207
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (l)	1,137	1,087
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/22/24 (l) (s)	195	188
Asurion LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (l)	181	180
Capri Finance LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 10/04/24 (g) (l)	181	178
CCP Lux Holding
2nd Lien Term Loan, 8.75%, (3M EURIBOR + 7.75%), 07/10/25, EUR (l)	1,500	1,678
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (l)	25	25
GTCR Valor Cos. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 2.75%), 06/30/23 (l) (s)	195	193
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (l)	180	175
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (l)	1,046	1,033
Solera LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (l) (s)	15	15
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (l)	180	179
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (l)	183	179
	Shares/Par[1]	Value ($)
Zephyrus Capital Aviation Partners LLC
Term Loan, 4.61%, 10/15/38 (e) (m)	1,425	1,427
		6,922
Health Care 0.5%
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (l)	180	178
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (l)	95	95
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (l)	170	169
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (l)	146	144
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (l)	189	176
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (l)	180	176
Generale De Sante
Term Loan B-3A, 3.00%, (3M EURIBOR + 3.00%), 10/22/24, EUR (l)	499	560
Term Loan B-3B, 3.00%, (3M EURIBOR + 3.00%), 10/22/24, EUR (l)	911	1,021
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (l)	195	195
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (l)	311	308
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.87%, (3M LIBOR + 4.75%), 06/28/25 (l)	35	35
1st Lien Term Loan B, 7.05%, (3M LIBOR + 4.75%), 06/28/25 (g) (l)	35	35
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (l)	974	962
SAM Bidco SAS
Term Loan B, 6.30%, (1M LIBOR + 3.50%), 09/22/24 (l)	430	423
Term Loan, 8.50%, (3M EURIBOR + 7.75%), 09/22/25, EUR (h) (l)	480	538
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (l)	82	82
Unilabs Holding AB
Term Loan B-2, 2.75%, (3M EURIBOR + 2.75%), 03/21/24, EUR (l)	510	557
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (l)	45	44
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (l)	60	59
		5,757
Industrials 0.3%
Avolon LLC
Term Loan B-3, 0.00%, (3M LIBOR + 2.00%), 01/15/25 (l) (s)	920	912
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (l)	92	91
DAE Aviation Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 06/25/22 (l)	298	298
Filtration Group Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (l)	298	296
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (l)	298	294
Milacron LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 09/23/23 (l)	180	176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (l)	180	176
Prime Security Services Borrower LLC
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 05/02/22 (l)	167	166
Tempo Acquisition LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 04/20/24 (l) (s)	200	198
TransDigm Inc.
Term Loan F, 5.00%, (1M LIBOR + 2.50%), 06/09/23 (l)	223	218
XPO Logistics Inc.
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 02/23/25 (l)	79	77
		2,902
Information Technology 0.4%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (l)	215	206
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (l)	60	59
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (l)	164	160
Colorado Buyer Inc.
Term Loan B, 5.60%, (1M LIBOR + 3.00%), 03/15/24 (l)	163	157
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (l) (s)	75	75
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (l)	961	949
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (l)	1,647	1,642
Hyland Software Inc.
Term Loan 3, 6.00%, (3M LIBOR + 3.50%), 07/01/24 (l)	180	179
Informatica LLC
Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/06/22 (l)	178	177
Plantronics Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 06/01/25 (l)	166	162
Refinitiv US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (l) (s)	100	97
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (l)	100	97
Sophia LP
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/30/22 (l) (s)	215	213
Vertafore Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (l) (s)	15	15
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (l)	182	178
Web.com Group Inc.
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/17/25 (l)	259	255
		4,621
Materials 0.2%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 10/31/23 (l)	158	153
Berry Global Inc.
Term Loan Q, 4.61%, (3M LIBOR + 2.00%), 10/01/22 (l)	87	86
Term Loan, 4.49%, (3M LIBOR + 2.00%), 01/19/24 (l)	44	44
Nordic Packaging and Container Holdings Oy
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 11/16/23, EUR (l)	1,933	2,136
	Shares/Par[1]	Value ($)
Quikrete Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/03/23 (l)	11	10
Reynolds Group Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/05/23 (l) (s)	—	—
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (l)	77	77
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (l)	115	113
Vertellus Holdings LLC
2nd Lien Term Loan, 14.41%, (3M LIBOR + 12.00%), 10/31/21 (g) (h) (l)	235	233
		2,852
Real Estate 0.1%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (l)	970	957
Total Senior Loan Interests (cost $42,682)		41,929
GOVERNMENT AND AGENCY OBLIGATIONS 8.8%
Collateralized Mortgage Obligations 2.4%
Federal Home Loan Mortgage Corp.
Series 2017-B1-DNA2, REMIC, 7.64%, (1M USD LIBOR + 5.15%), 10/25/29 (l)	680	771
Series SW-4170, REMIC, 1.57%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (l)	2,418	2,231
Series MS-4096, REMIC, 1.15%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (l)	1,229	981
Series SJ-4141, REMIC, 1.07%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (l)	1,298	1,009
Series ST-4666, REMIC, 2.64%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (l)	1,680	1,486
Federal National Mortgage Association
Series 2015-HZ-23, 3.00%, 04/25/45	282	271
Series 2017-1M2-C07, REMIC, 4.89%, (1M USD LIBOR + 2.40%), 05/28/30 (l) (m)	380	386
Series 2012-GS-125, REMIC, 1.21%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (l)	3,677	2,876
Series 2012-US-137, REMIC, 2.41%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (l)	4,332	3,658
Series 2013-CS-15, REMIC, 2.47%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (l)	447	377
Series 2013-NS-26, REMIC, 2.41%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (l)	1,428	1,176
Series 2013-CS-59, REMIC, 1.51%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (l)	3,153	2,315
Interest Only, Series 2018-SA-54, REMIC, 3.76%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (l)	7,116	1,095
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 2.06%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (l)	13,342	966
Interest Only, Series 2013-SA-195, REMIC, 1.05%, 01/20/42 (l)	13,795	550
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,933	2,685
Interest Only, Series 2018-SD-91, REMIC, 3.71%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (l)	7,559	963
Interest Only, Series 2018-SH-105, REMIC, 3.76%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (l)	6,788	868
Interest Only, Series 2018-SK-124, REMIC, 3.71%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (l)	7,400	1,002
Interest Only, Series 2018-SW-164, REMIC, 3.61%, (1M USD LIBOR + 6.10%), 12/20/48 (l)	9,909	1,325
		26,991
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp.
REMIC, 1.21%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (l)	939	761
Federal National Mortgage Association
3.26%, 01/01/28	1,500	1,540
3.40%, 03/01/30	1,500	1,546
3.24%, 01/01/33	1,236	1,249
		5,096

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Municipal 0.3%
City of Detroit
4.00%, 04/01/44	60	53
Commonwealth of Puerto Rico
0.00%, 07/01/35 (b) (r)	985	511
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/21 - 07/01/33	326	321
5.25%, 07/01/29 - 07/01/42	882	868
5.13%, 07/01/37	138	135
5.75%, 07/01/37	152	152
6.00%, 07/01/47	125	125
Puerto Rico Public Buildings Authority
0.00%, 07/01/42 (b) (r)	490	285
Puerto Rico Sales Tax Financing Corp.
0.00%, 07/01/24 - 07/01/51 (k)	662	180
4.50%, 07/01/34	23	23
4.55%, 07/01/40	131	117
4.75%, 07/01/53	90	85
5.00%, 07/01/58	265	256
State of Illinois
5.10%, 06/01/33	250	246
		3,357
Sovereign 2.9%
Abu Dhabi Government International Bond
2.50%, 10/11/22 (m)	790	782
4.13%, 10/11/47 (m)	360	364
Argentina Bonos del Tesoro
18.20%, 10/03/21, ARS	5,070	90
16.00%, 10/17/23, ARS	8,260	154
15.50%, 10/17/26, ARS	3,190	59
Argentina POM Politica Monetaria
54.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (l)	12,810	337
Argentina Republic Government International Bond
5.63%, 01/26/22	360	310
7.50%, 04/22/26	220	186
6.88%, 01/26/27	70	56
5.88%, 01/11/28	440	337
8.28%, 12/31/33	308	252
7.63%, 04/22/46	150	117
7.13%, 06/28/17	470	345
Australia Government Bond
3.00%, 03/21/47, AUD	610	485
Brazil Government International Bond
4.25%, 01/07/25	210	213
5.00%, 01/27/45	1,850	1,707
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/27, BRL	9,758	2,654
China Government Bond
3.31%, 11/30/25, CNY	2,000	300
Colombia Government International Bond
5.63%, 02/26/44	620	697
5.20%, 05/15/49	340	365
Ecuador Government International Bond
7.95%, 06/20/24	220	216
8.88%, 10/23/27 (m)	360	359
Egypt Government Bond
15.16%, 10/10/22, EGP	7,570	415
Egypt Government International Bond
5.58%, 02/21/23 (m)	280	278
Ghana Government Bond
8.13%, 03/26/32 (m)	410	409
Indonesia Government Bond
7.00%, 05/15/27, IDR	22,991,000	1,548
Indonesia Government International Bond
7.00%, 05/15/22, IDR	1,388,000	97
4.35%, 01/11/48	330	325
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	8,231,000	592
International Bank for Reconstruction & Development
8.40%, 10/12/21, IDR	2,900,000	207
Kuwait International Government Bond
3.50%, 03/20/27 (m)	200	204
	Shares/Par[1]	Value ($)
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	115,080	5,507
8.00%, 11/07/47, MXN	26,470	1,294
People's Republic of China
3.38%, 11/21/24, CNH	500	76
3.48%, 06/29/27, CNH	4,000	601
4.29%, 05/22/29, CNH	1,000	158
Provincia de Buenos Aires
7.88%, 06/15/27 (m)	310	227
Republic of South Africa
10.50%, 12/21/26, ZAR	11,090	849
6.25%, 03/31/36, ZAR	38,396	1,933
Russia Federal Bond
7.40%, 12/07/22, RUB	4,140	62
7.00%, 08/16/23, RUB	46,470	684
Russia Government Bond
7.00%, 01/25/23, RUB	35,830	530
8.15%, 02/03/27, RUB	152,933	2,341
7.05%, 01/19/28, RUB	74,400	1,058
South Africa Government Bond
7.00%, 02/28/31, ZAR	15,470	898
6.50%, 02/28/41, ZAR	1,860	91
South Africa Government International Bond
4.30%, 10/12/28	670	625
Turkey Government Bond
10.50%, 08/11/27, TRY	2,180	253
Turkey Government International Bond
6.13%, 10/24/28	930	840
		32,487
Treasury Inflation Indexed Securities 0.3%
Argentina Inflation Indexed Bond
4.00%, 03/06/20, ARS (t)	17,600	600
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (t)	551	560
Japan Government CPI Linked Inflation Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (u)	81,820	762
U.S. Treasury Inflation Indexed Note
0.75%, 02/15/45 (u)	556	535
1.00%, 02/15/49 (u)	970	997
		3,454
U.S. Treasury Securities 2.5%
U.S. Treasury Bond
4.38%, 05/15/40	2,140	2,728
4.25%, 11/15/40	670	841
3.13%, 05/15/48	3,850	4,092
3.38%, 11/15/48	1,860	2,074
3.00%, 08/15/48 - 02/15/49	4,930	5,116
U.S. Treasury Note
1.50%, 05/31/19	5,000	4,991
2.50%, 01/31/24	860	870
2.13%, 03/31/24 (v)	2,400	2,388
2.25%, 03/31/26 (v)	2,320	2,311
2.63%, 02/15/29	2,515	2,564
		27,975
Total Government And Agency Obligations (cost $98,444)		99,360
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (h) (w)	40	—
MPM Escrow LLC (b) (g) (h) (w)	2,634	—
Terravia Holdings Inc. (b) (h) (w)	1,514	30
T-Mobile USA Inc. Escrow (b) (h) (w)	2,586	—
Total Other Equity Interests (cost $0)		30
INVESTMENT COMPANIES 1.9%
Altaba Inc. (b) (c)	294	21,813
Total Investment Companies (cost $17,011)		21,813
SHORT TERM INVESTMENTS 23.0%
Investment Companies 22.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (x) (y)	258,868	258,868

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (x) (y)	670	670
Total Short Term Investments (cost $259,538)	259,538
Total Investments 109.4% (cost $1,203,326)	1,238,055
Total Securities Sold Short (17.0)% (proceeds $181,651)	(192,840)
Total Purchased Options 0.0% (cost $880)	493
Other Derivative Instruments (0.1)%	(1,332)
Other Assets and Liabilities, Net 7.7%	87,319
Total Net Assets 100.0%	1,131,695

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Shares subject to merger appraisal rights.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Convertible security.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $164,290 and 14.5%, respectively.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(o) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(s) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(t) Treasury inflation indexed note, par amount is not adjusted for inflation.

(u) Treasury inflation indexed note, par amount is adjusted for inflation.

(v) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $4,710.

(w) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x) Investment in affiliate.

(y) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.0%)
COMMON STOCKS (15.2%)
Communication Services (0.8%)
Boingo Wireless Inc.	(13)	(296)
Discovery Inc. - Class A	(11)	(300)
Fox Corp. - Class A	(43)	(1,579)
Intelsat SA	(14)	(217)
iQiyi Inc. - ADS	(62)	(1,484)
Live Nation Inc.	(15)	(982)
Momo Inc. - ADR	(6)	(245)
Sea Ltd. - ADR	(54)	(1,271)
Tencent Holdings Ltd.	(6)	(287)
Twilio Inc. - Class A	(15)	(1,876)
Weibo Corp. - ADR	(4)	(220)
Zillow Group Inc. - Class C	(10)	(352)
		(9,109)
Consumer Discretionary (5.0%)
Alibaba Group Holding Ltd. - ADS	(91)	(16,689)
AutoZone Inc.	(2)	(1,601)
Best Buy Co. Inc.	(94)	(6,678)
Burlington Stores Inc.	(52)	(8,169)
Chegg Inc.	(36)	(1,377)
Ctrip.com International Ltd. - ADR	(12)	(532)
GameStop Corp. - Class A	(300)	(3,050)
Home Depot Inc.	(21)	(4,026)
Huazhu Group Ltd. - ADS	(25)	(1,041)
Marriott Vacations Worldwide Corp.	(2)	(226)
Oriental Land Co. Ltd.	(22)	(2,546)
RH	(29)	(3,029)
Six Flags Entertainment Corp.	(81)	(4,011)
Vail Resorts Inc.	(10)	(2,088)
	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A	(10)	(1,555)
		(56,618)
Energy (0.2%)
Fugro NV - CVA	(37)	(373)
Golar LNG Ltd.	(12)	(252)
Green Plains Renewable Energy Inc.	(61)	(1,018)
SEACOR Holdings Inc.	—	(13)
Ship Finance International Ltd.	(27)	(331)
Teekay Corp.	(30)	(116)
		(2,103)
Financials (0.5%)
BB&T Corp.	(45)	(2,083)
Brookfield Asset Management Inc. - Class A	(40)	(1,850)
Cowen Inc. - Class A	(41)	(594)
Element Financial Corp.	(7)	(42)
Encore Capital Group Inc.	(16)	(436)
EzCorp Inc. - Class A	(58)	(537)
Hope Bancorp Inc.	(3)	(39)
PRA Group Inc.	(20)	(542)
		(6,123)
Health Care (1.4%)
Alder Biopharmaceuticals Inc.	(51)	(693)
Allscripts Healthcare Solutions Inc.	(23)	(221)
Aurora Cannabis Inc.	(164)	(1,485)
Bristol-Myers Squibb Co.	(43)	(2,064)
Canopy Growth Corp.	(28)	(1,203)
Centene Corp.	(15)	(780)
Conmed Corp.	(7)	(594)
Evolent Health Inc. - Class A	(23)	(288)
Herbalife Nutrition Ltd.	(12)	(618)
Innoviva Inc.	(41)	(581)
Intercept Pharmaceuticals Inc.	(3)	(354)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ionis Pharmaceuticals Inc.	(14)	(1,153)
Jazz Pharmaceuticals Plc	—	(67)
Karyopharm Therapeutics Inc.	(59)	(343)
Ligand Pharmaceuticals Inc.	(2)	(237)
Medicines Co.	(25)	(699)
Neurocrine Biosciences Inc.	(15)	(1,295)
Omeros Corp.	(9)	(164)
Opko Health Inc.	(217)	(568)
Pacira Pharmaceuticals Inc.	(7)	(263)
PDL BioPharma Inc.	(227)	(845)
Retrophin Inc.	(18)	(404)
Tabula Rasa HealthCare Inc.	(12)	(671)
Tilray Inc.	(5)	(313)
		(15,903)
Industrials (1.2%)
Air Transport Services Group Inc.	(21)	(476)
American Airlines Group Inc.	(75)	(2,395)
Atlas Air Worldwide Holdings Inc.	(15)	(766)
Delta Air Lines Inc.	(70)	(3,596)
FTI Consulting Inc.	(3)	(242)
Greenbrier Cos. Inc.	(7)	(239)
Harris Corp.	(26)	(4,098)
KBR Inc.	(24)	(458)
Patrick Industries Inc.	(6)	(255)
Team Inc.	(41)	(715)
WW Grainger Inc.	—	(147)
		(13,387)
Information Technology (4.6%)
Apple Inc.	(21)	(3,934)
Benefitfocus Inc.	(21)	(1,027)
CalAmp Corp.	(21)	(266)
Carbonite Inc.	(17)	(431)
CSG Systems International Inc.	(8)	(323)
Electronics for Imaging Inc.	(24)	(634)
Fidelity National Information Services Inc.	(25)	(2,775)
Fiserv Inc.	(119)	(10,518)
Five9 Inc.	(27)	(1,401)
GDS Holdings Ltd. - ADR	(16)	(585)
II-VI Inc.	(8)	(280)
Infinera Corp.	(70)	(302)
Inphi Corp.	(13)	(557)
j2 Global Inc.	(7)	(573)
Knowles Corp.	(53)	(943)
LivePerson Inc.	(12)	(342)
Microchip Technology Inc.	(16)	(1,328)
Micron Technology Inc.	(108)	(4,450)
MongoDB Inc. - Class A	(21)	(3,016)
NetApp Inc.	(78)	(5,408)

	Shares/Par[1]	Value ($)
Nuance Communications Inc.	(12)	(205)
Nutanix Inc. - Class A	(15)	(581)
Okta Inc. - Class A	(23)	(1,911)
OSI Systems Inc.	(7)	(655)
Palo Alto Networks Inc.	(1)	(256)
Perficient Inc.	(18)	(498)
Pluralsight Inc. - Class A	(22)	(689)
PROS Holdings Inc.	(18)	(778)
Pure Storage Inc. - Class A	(6)	(124)
Rapid7 Inc.	(21)	(1,040)
Seagate Technology	(95)	(4,548)
Silicon Laboratories Inc.	(5)	(420)
Synaptics Inc.	(7)	(290)
Vishay Intertechnology Inc.	(23)	(419)
		(51,507)
Materials (0.9%)
Cleveland-Cliffs Inc.	(133)	(1,324)
First Majestic Silver Corp.	(74)	(485)
Newmont Mining Corp.	(186)	(6,661)
SSR Mining Inc.	(20)	(255)
SunCoke Energy Inc.	(158)	(1,339)
		(10,064)
Real Estate (0.6%)
Brookfield Property Partners LP	(25)	(511)
Innovative Industrial Properties Inc.	(17)	(1,406)
Invitation Homes Inc.	(183)	(4,453)
Pennsylvania REIT	(4)	(26)
Redfin Corp.	(13)	(257)
Redwood Trust Inc.	(27)	(433)
		(7,086)
Utilities (0.0%)
NRG Energy Inc.	(12)	(518)
Total Common Stocks (proceeds $161,739)		(172,418)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (a)	(3)	(472)
Total Preferred Stocks (proceeds $459)		(472)
INVESTMENT COMPANIES (1.8%)
Energy Select Sector SPDR Fund	(2)	(134)
iShares 7-10 Year Treasury Bond Fund ETF	(58)	(6,138)
iShares MSCI Japan ETF	(18)	(994)
SPDR S&P 500 ETF Trust	(36)	(10,051)
SPDR S&P Regional Banking ETF Fund	(38)	(1,938)
Utilities Select Sector SPDR Fund	(7)	(428)
VanEck Vectors Gold Miners ETF	(12)	(267)
Total Investment Companies (proceeds $19,453)		(19,950)
Total Securities Sold Short (17.0%) (proceeds $181,651)		(192,840)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CCO Holdings LLC, 5.38%, 05/01/25	01/08/16	69	72	—
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-E-C23 REMIC, 3.36%, 10/18/24	08/16/18	486	495	0.1
SLIDE Commercial Mortgage Pass-Through Certificates, Series 2018-F-FUN, 5.48%, 06/15/21	09/18/18	1,233	1,237	0.1
		1,788	1,804	0.2

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Debenhams Plc – Term Loan	390	—
	390	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90-Day Eurodollar	692	December 2019		167,809	(85)	987
90-Day Eurodollar	9	March 2020		2,198	(2)	—
90-Day Eurodollar	219	June 2020		53,251	(47)	281
90-Day Eurodollar	46	March 2021		11,219	(8)	37
Australian Dollar	25	June 2019		1,774	5	4
British Pound	15	June 2019		1,241	(5)	(17)
Canadian Government Bond, 10-Year	7	June 2019	CAD	953	(4)	15
Euro FX Currency	8	June 2019		1,139	(1)	(10)
Euro-BTP	64	June 2019	EUR	8,151	(9)	152
Japanese Yen	7	June 2019		793	(2)	2
Mexican Peso	5	June 2019		127	—	—
Russian Ruble	75	June 2019		2,814	(32)	9
Short Term Euro BTP	19	June 2019	EUR	2,103	(1)	7
U.S. Treasury Long Bond	914	June 2019		133,561	(340)	3,225
U.S. Treasury Note, 2-Year	5	June 2019		1,062	(1)	3
U.S. Treasury Note, 5-Year	1,036	June 2019		119,014	(230)	984
Ultra Long Term U.S. Treasury Bond	77	June 2019		12,472	(29)	464
					(791)	6,143
Short Contracts
Australia Commonwealth Treasury Bond, 10-Year	(6)	June 2019	AUD	(816)	2	(11)
Euro-Bund	(514)	June 2019	EUR	(84,140)	29	(1,529)
Euro-Buxl	(37)	June 2019	EUR	(6,759)	34	(376)
Euro-OAT	(61)	June 2019	EUR	(9,653)	6	(304)
Japanese Government Bond, 10-Year	(9)	June 2019	JPY	(1,375,013)	2	(41)
U.K. Long Gilt	(53)	June 2019	GBP	(6,771)	(6)	(112)
U.S. Treasury Note, 10-Year	(1,768)	June 2019		(216,841)	517	(2,778)
					584	(5,151)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.19	(M)	04/13/20	MXN	22,500	(1)	(12)
28-Day MEXIBOR (M)	Paying	7.11	(M)	04/14/20	MXN	99,300	(6)	(58)
28-Day MEXIBOR (M)	Paying	7.08	(M)	04/15/20	MXN	58,900	(3)	(35)
28-Day MEXIBOR (M)	Paying	7.09	(M)	04/15/20	MXN	40,400	(2)	(24)
28-Day MEXIBOR (M)	Paying	7.44	(M)	05/28/20	MXN	85,700	(5)	(35)
28-Day MEXIBOR (M)	Paying	7.40	(M)	05/29/20	MXN	41,600	(2)	(18)
28-Day MEXIBOR (M)	Paying	7.34	(M)	06/01/20	MXN	84,400	(4)	(40)
28-Day MEXIBOR (M)	Paying	7.34	(M)	03/31/22	MXN	194,160	(31)	(137)
3M GBP LIBOR (A)	Receiving	1.39	(A)	10/30/21	GBP	5,885	1	(30)
3M LIBOR (Q)	Receiving	2.25	(S)	12/31/25		6,696	16	16
3M LIBOR (Q)	Receiving	2.50	(S)	01/31/26		39,040	54	58
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	17	348
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	11	220
3M LIBOR (Q)	Receiving	2.95	(S)	11/15/43		9,695	19	(566)
3M LIBOR (Q)	Receiving	3.00	(S)	05/15/44		3,256	7	(247)
3M LIBOR (Q)	Receiving	2.88	(S)	05/15/44		3,700	8	(202)
3M LIBOR (Q)	Receiving	2.75	(S)	08/15/44		1,683	4	(37)
3M LIBOR (Q)	Receiving	3.33	(S)	12/15/44		3,243	(4)	(376)
3M LIBOR (Q)	Receiving	3.00	(S)	07/19/49		1,469	2	(118)
3M LIBOR (Q)	Paying	1.70	(S)	09/28/19		5,440	—	(26)
3M LIBOR (Q)	Paying	1.67	(S)	06/14/20		1,310	(1)	(13)
3M LIBOR (Q)	Paying	2.13	(S)	12/19/20		3,470	(3)	(18)
3M LIBOR (Q)	Paying	2.71	(S)	01/31/21		6,310	(5)	31
3M LIBOR (Q)	Paying	1.34	(S)	06/01/21		11,010	(9)	(241)
3M LIBOR (Q)	Paying	1.22	(S)	06/27/21		5,710	(5)	(143)
3M LIBOR (Q)	Paying	2.85	(S)	12/18/21		8,780	(9)	85
3M LIBOR (Q)	Paying	3.00	(S)	07/19/29		3,525	(8)	180
3M LIBOR (Q)	Paying	3.00	(S)	02/15/36		4,454	(6)	273
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	(S)	06/20/24	JPY	645,100	3	(53)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	(S)	04/19/47	JPY	158,000	10	(105)
6M EURIBOR (S)	Receiving	1.50	(A)	08/23/47	EUR	443	4	(56)
6M GBP LIBOR (S)	Receiving	1.27	(S)	10/26/21	GBP	1,190	—	(10)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate (A)	Receiving	2.25	(A)	12/31/25	8,915	11	(60)
						63	(1,449)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Payments received by the Fund[2,11]	Payments made by the Fund[2,11]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Federal Funds Effective Rate +0.25% (Q)	06/19/24	6,320	(1)	3

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/20/24	(1,555)	103	8	9
CDX.NA.IG.32 (Q)	1.00	06/20/24	(39,827)	714	60	71
iTraxx Europe Crossover Series 24 (Q)	5.00	12/20/20	(643)	35	1	(38)
iTraxx Europe Crossover Series 25 (Q)	5.00	06/20/21	(641)	46	2	(15)
				898	71	27

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bund	6	EUR	171.50	05/24/19	—	—
Euro-Bund	5	EUR	166.50	04/26/19	—	—
Euro-Bund	(15)	EUR	164.00	05/24/19	1	1
Euro-Bund	106	EUR	175.50	05/24/19	(1)	—
Euro-Bund	(20)	EUR	162.50	05/24/19	—	2
Euro-Bund	(10)	EUR	163.50	05/24/19	—	3
Euro-Bund	339	EUR	176.00	05/24/19	—	—
Euro-Bund	(10)	EUR	164.50	04/26/19	1	(16)
Euro-Bund	62	EUR	173.00	04/26/19	—	(1)
Euro-Bund	(6)	EUR	165.00	04/26/19	—	—
Euro-Bund	(18)	EUR	163.50	04/26/19	—	10
Euro-Bund	(10)	EUR	163.00	04/26/19	—	4
Euro-Bund	(5)	EUR	162.50	04/26/19	—	2
Euro-Bund	(21)	EUR	164.00	04/26/19	—	2
Euro-OAT	58	EUR	166.00	05/24/19	(1)	5
					—	12

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	138.00	04/26/19	66	—
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	128.50	04/26/19	979	30
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	127.50	04/26/19	66	3
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	135.00	05/24/19	208	3
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	136.50	05/24/19	467	7
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	135.50	05/24/19	336	5
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	129.50	05/24/19	58	4
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	129.00	05/24/19	29	2
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	133.50	05/24/19	272	8
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	124.50	04/26/19	10	6
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	124.25	04/26/19	20	12
2-Year U.S. Treasury Note Future, Expiration June 2019	Put	104.25	04/26/19	5	—
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	112.25	04/26/19	145	—
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	112.00	04/26/19	116	—
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	111.25	04/26/19	250	—
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	111.50	04/26/19	504	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	113.75	05/24/19	59	1
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	112.00	05/24/19	181	1
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	111.75	05/24/19	144	1
Australian Dollar Future, Expiration June 2019	Call	0.72	04/05/19	2	—
Australian Dollar Future, Expiration June 2019	Call	0.71	04/05/19	4	1
Australian Dollar Future, Expiration June 2019	Call	0.71	05/03/19	5	3
Euro FX Currency Future, Expiration June 2019	Call	1.14	04/05/19	5	—
Euro FX Currency Future, Expiration June 2019	Call	1.15	05/03/19	8	2
Euro FX Currency Future, Expiration June 2019	Call	1.14	05/03/19	15	9
Euro FX Currency Future, Expiration June 2019	Call	1.13	05/03/19	2	2
Euro FX Currency Future, Expiration June 2019	Put	1.14	05/03/19	2	3
U.S. Treasury Long Bond Future, Expiration June 2019	Call	151.00	04/26/19	10	6
U.S. Treasury Long Bond Future, Expiration June 2019	Put	149.00	04/26/19	7	6
U.S. Treasury Long Bond Future, Expiration June 2019	Put	148.50	04/26/19	4	2
U.S. Treasury Long Bond Future, Expiration June 2019	Put	148.00	04/26/19	2	1
U.S. Treasury Long Bond Future, Expiration June 2019	Put	133.00	04/26/19	691	—
U.S. Treasury Long Bond Future, Expiration June 2019	Put	132.00	04/26/19	19	—
U.S. Treasury Long Bond Future, Expiration June 2019	Put	134.00	04/26/19	219	—
U.S. Treasury Long Bond Future, Expiration June 2019	Put	137.00	05/24/19	21	1
U.S. Treasury Long Bond Future, Expiration June 2019	Put	138.00	05/24/19	80	3
					122
Index Options
S&P 500 Index	Put	2,700.00	06/28/19	14	52

Options on Securities
Advanced Micro Devices Inc.	Put	21.00	04/18/19	27	—
Alder Biopharmaceuticals Inc.	Call	15.00	07/19/19	81	11
Allegheny Technologies Inc.	Call	30.00	04/18/19	108	—
Allegheny Technologies Inc.	Call	27.50	04/18/19	163	4
Bristol-Myers Squibb Co.	Call	55.00	04/18/19	79	1
Bristol-Myers Squibb Co.	Call	55.00	06/21/19	18	1
Bristol-Myers Squibb Co.	Put	45.00	06/21/19	34	5
Carbonite Inc.	Call	35.00	04/18/19	5	—
Carbonite Inc.	Call	35.00	06/21/19	46	1
Cemex SAB de CV	Call	6.00	04/18/19	658	—
Cemex SAB de CV	Call	7.00	07/19/19	52	—
Cleveland-Cliffs Inc.	Call	10.00	04/18/19	162	6
Cleveland-Cliffs Inc.	Put	7.00	04/18/19	166	—
Ctrip.com International Ltd.	Call	35.00	06/21/19	54	50
Energy Select Sector SPDR Fund	Call	70.00	04/18/19	135	1
Evolent Health Inc.	Call	17.50	04/18/19	52	—
First Majestic Silver Corp.	Call	7.00	04/18/19	281	3
Golar LNG Ltd.	Call	25.00	06/21/19	55	3
Infinera Corp.	Put	4.00	04/18/19	387	2
Innoviva Inc.	Call	17.50	06/21/19	83	3
iShares MSCI Japan ETF	Call	55.00	06/21/19	388	50
Newpark Resources Inc.	Call	10.00	06/21/19	260	10
NII Holdings Inc.	Call	7.50	06/21/19	115	—
NII Holdings Inc.	Call	5.00	06/21/19	78	—
SPDR S&P 500 ETF Trust	Put	263.00	04/18/19	271	6
SSR Mining Inc.	Call	14.00	04/18/19	101	1
Technology Select Sector SPDR Fund	Put	68.00	04/18/19	125	1
Technology Select Sector SPDR Fund	Put	69.00	05/17/19	107	6
Transocean Ltd.	Call	10.00	04/18/19	105	1
					166

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.31, 12/20/23	BCL	Call		0.80	04/18/19	2,480,000	—
CDX.NA.IG.32, 06/20/24	BNP	Put		1.30	05/16/19	40,000,000	2
							2
Foreign Currency Options
Euro versus USD	JPM	Call	EUR	1.15	10/21/19	1,200,000	25
Australian Dollar versus USD	MSC	Put	AUD	0.74	04/02/19	1,230,000	—
Brazilian Real versus USD	GSC	Put	BRL	3.80	06/11/19	1,200,000	13
Colombian Peso versus USD	GSC	Put	COP	3,040.00	05/29/19	1,900,000	3
Euro versus USD	GSC	Put	EUR	1.16	06/21/19	1,250,000	4
Indian Rupee versus USD	BCL	Put	INR	71.50	09/05/19	1,150,000	30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Indian Rupee versus USD	CGM	Put	INR	62.50	05/13/20	7,000,000	9
Mexican Peso versus USD	JPM	Put	MXN	19.00	04/11/19	1,900,000	2
New Turkish Lira versus USD	GSC	Put	TRY	5.43	06/14/19	900,000	15
Russian Ruble versus USD	CGM	Put	RUB	64.97	05/28/19	1,800,000	17
Russian Ruble versus USD	GSC	Put	RUB	65.15	06/20/19	2,580,000	33
							151

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	124.75	04/26/19	29	(10)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	124.50	04/26/19	47	(20)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	126.00	04/26/19	2	—
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	125.00	04/26/19	133	(32)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	123.50	04/26/19	15	(15)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	123.00	04/26/19	58	(77)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	122.50	04/26/19	27	(48)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	125.00	05/24/19	48	(22)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	123.00	05/24/19	24	(34)
10-Year U.S. Treasury Note Future, Expiration June 2019	Call	123.50	05/24/19	15	(18)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	123.75	04/26/19	20	(6)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	123.00	04/26/19	73	(8)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	124.00	04/26/19	30	(13)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	123.50	04/26/19	4	(1)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	121.00	04/26/19	9	—
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	122.00	04/26/19	21	—
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	122.50	04/26/19	12	(1)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	123.50	05/24/19	44	(19)
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	123.00	05/24/19	24	(6)
10-Year US Treasury Note Week 1 Options, Expiration June 2019	Put	123.50	04/05/19	34	(2)
10-Year US Treasury Note Week 2 Options, Expiration June 2019	Put	124.00	04/12/19	15	(5)
10-Year US Treasury Note Week 2 Options, Expiration June 2019	Put	123.75	04/12/19	17	(3)
5-Year U.S. Treasury Note Future, Expiration June 2019	Call	116.25	04/26/19	118	(21)
5-Year U.S. Treasury Note Future, Expiration June 2019	Call	115.25	04/26/19	25	(15)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	115.00	04/26/19	99	(5)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	116.25	04/26/19	24	(15)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	115.50	04/26/19	15	(3)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	115.25	04/26/19	19	(2)
5-Year U.S. Treasury Note Future, Expiration June 2019	Put	115.25	05/24/19	24	(5)
Australian Dollar Future, Expiration June 2019	Call	0.73	04/05/19	5	—
Canadian Dollar Future, Expiration June 2019	Call	0.77	04/05/19	9	—
Canadian Dollar Future, Expiration June 2019	Call	0.76	05/03/19	5	(2)
Euro FX Currency Future, Expiration June 2019	Call	1.16	04/05/19	5	—
Euro FX Currency Future, Expiration June 2019	Call	1.15	06/07/19	5	(2)
U.S. Long Bond Week 2 Options, Expiration June 2019	Put	147.00	04/12/19	6	(1)
U.S. Treasury Long Bond Future, Expiration June 2019	Call	153.00	04/26/19	20	(6)
U.S. Treasury Long Bond Future, Expiration June 2019	Call	150.00	04/26/19	24	(24)
U.S. Treasury Long Bond Future, Expiration June 2019	Call	146.00	04/26/19	16	(60)
U.S. Treasury Long Bond Future, Expiration June 2019	Call	148.00	04/26/19	28	(59)
U.S. Treasury Long Bond Future, Expiration June 2019	Call	148.00	05/24/19	10	(26)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	146.00	04/26/19	16	(1)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	147.50	04/26/19	10	(3)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	147.00	04/26/19	12	(2)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	145.00	04/26/19	5	—
U.S. Treasury Long Bond Future, Expiration June 2019	Put	144.00	04/26/19	11	(1)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	141.00	04/26/19	10	—
U.S. Treasury Long Bond Future, Expiration June 2019	Put	145.00	05/24/19	57	(12)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	144.00	05/24/19	14	(1)
U.S. Treasury Long Bond Future, Expiration June 2019	Put	146.00	05/24/19	15	(6)
					(612)
Index Options
S&P 500 Index	Put	2,600.00	06/28/19	14	(32)

Options on Securities
Alibaba Group Holding Ltd.	Call	170.00	06/21/19	78	(141)
AT&T Inc.	Call	30.00	04/18/19	289	(40)
BB&T Corp.	Call	47.00	05/17/19	183	(20)
BB&T Corp.	Call	47.00	06/21/19	56	(8)
Bristol-Myers Squibb Co.	Call	65.00	04/18/19	79	—
Bristol-Myers Squibb Co.	Call	65.00	06/21/19	18	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Bristol-Myers Squibb Co.	Put	39.00	06/21/19	34	(1)
Carbonite Inc.	Put	22.50	06/21/19	46	(6)
Dell Technologies Inc.	Call	55.00	04/18/19	123	(50)
Dell Technologies Inc.	Call	52.50	04/18/19	38	(24)
Energy Select Sector SPDR Fund	Put	60.00	04/18/19	135	(1)
					(291)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.31, 12/20/23	BCL	Put		0.65	04/18/19	2,480,000	(10)
CDX.NA.IG.31, 12/20/23	JPM	Put		0.70	06/20/19	1,175,000	(1)
							(11)
Foreign Currency Options
Brazilian Real versus USD	GSC	Put	BRL	3.70	06/11/19	2,400,000	(12)
Euro versus USD	JPM	Put	EUR	1.22	10/21/19	1,200,000	(3)
Mexican Peso versus USD	JPM	Call	MXN	20.00	04/11/19	1,900,000	(3)
Mexican Peso versus USD	GSC	Put	MXN	18.90	06/25/19	1,900,000	(11)
New Turkish Lira versus USD	BNP	Call	TRY	6.50	06/14/19	900,000	(29)
Russian Ruble versus USD	CGM	Put	RUB	64.95	06/14/19	1,200,000	(13)
							(71)
Interest Rate Swaptions[10]
3M LIBOR, 04/02/19	GSC	Call		2.80	04/02/19	1,230,000	(13)
3M LIBOR, 04/02/19	GSC	Put		3.10	04/02/19	1,230,000	—
							(13)
Options on Securities
Mellanox Technologies Ltd.	JPM	Call		117.50	04/18/19	127	(22)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	04/30/19	ARS	20,520	456	(48)
ARS/USD	GSC	06/21/19	ARS	7,915	164	(15)
ARS/USD	JPM	06/21/19	ARS	12,990	269	(25)
ARS/USD	CIT	07/17/19	ARS	30,413	610	(75)
ARS/USD	JPM	07/29/19	ARS	7,160	142	(21)
ARS/USD	CIT	07/31/19	ARS	15,063	297	(42)
ARS/USD	CIT	09/27/19	ARS	9,430	173	(8)
AUD/USD	CIT	04/17/19	AUD	6,400	4,544	4
BRL/USD	BCL	04/17/19	BRL	6,773	1,731	(95)
BRL/USD	JPM	04/17/19	BRL	16,230	4,148	(166)
BRL/USD	BCL	07/17/19	BRL	6,280	1,594	2
BRL/USD	CIT	07/17/19	BRL	10,160	2,578	(26)
CAD/USD	BCL	04/01/19	CAD	300	225	(4)
CAD/USD	SSB	04/05/19	CAD	606	454	—
CAD/USD	BCL	04/17/19	CAD	4,098	3,070	(29)
CLP/USD	GSC	04/17/19	CLP	585,327	860	—
CNH/USD	JPM	04/17/19	CNH	7,653	1,138	2
CNY/USD	BCL	04/17/19	CNY	5,316	791	(1)
COP/USD	BCL	04/17/19	COP	106,349	33	(1)
COP/USD	CIT	04/17/19	COP	5,298,064	1,660	6
EUR/USD	CIT	04/17/19	EUR	4,600	5,166	(82)
EUR/USD	JPM	04/17/19	EUR	1,992	2,237	(33)
GBP/USD	JPM	07/02/19	GBP	3,119	4,075	(55)
INR/USD	BCL	04/16/19	INR	558,019	8,038	188
JPY/USD	SSB	06/19/19	JPY	20,825	189	—
KRW/USD	JPM	04/17/19	KRW	1,174,161	1,035	(12)
KRW/USD	JPM	04/17/19	KRW	2,807,652	2,475	5
MXN/USD	BCL	04/17/19	MXN	13,800	708	(4)
MXN/USD	CIT	04/17/19	MXN	45,496	2,337	(39)
MXN/USD	CIT	04/17/19	MXN	13,543	696	—
MXN/USD	GSC	04/17/19	MXN	25,350	1,302	(14)
MXN/USD	CIT	06/19/19	MXN	39,500	2,009	(33)
MXN/USD	GSC	06/27/19	MXN	13,561	689	(14)
NOK/USD	BCL	04/17/19	NOK	10,307	1,196	(16)
NOK/USD	JPM	04/17/19	NOK	10,561	1,226	(11)
PEN/USD	GSC	04/17/19	PEN	2,942	886	11
RUB/USD	GSC	04/17/19	RUB	96,524	1,465	(3)
RUB/USD	GSC	04/17/19	RUB	64,392	978	25
RUB/USD	CIT	06/17/19	RUB	31,226	470	(1)
SEK/USD	GSC	04/17/19	SEK	5,731	617	(5)
TRY/USD	BCL	04/17/19	TRY	1,642	288	6
TRY/USD	JPM	04/17/19	TRY	3,355	589	(27)
TWD/USD	JPM	04/17/19	TWD	62,979	2,045	5
USD/ARS	CIT	05/15/19	ARS	(3,097)	(67)	8
USD/ARS	JPM	05/15/19	ARS	(3,070)	(67)	8
USD/ARS	JPM	09/23/19	ARS	(4,970)	(92)	9
USD/AUD	JPM	04/10/19	AUD	(718)	(510)	5
USD/AUD	BCL	04/17/19	AUD	(4,473)	(3,176)	24
USD/AUD	GSC	04/17/19	AUD	(753)	(535)	11
USD/AUD	JPM	04/17/19	AUD	(2)	(1)	—
USD/AUD	JPM	05/09/19	AUD	(1,278)	(908)	(11)
USD/BRL	BCL	04/17/19	BRL	(6,280)	(1,605)	(2)
USD/BRL	CIT	04/17/19	BRL	(10,160)	(2,597)	25
USD/BRL	GSC	04/17/19	BRL	(607)	(155)	5
USD/CAD	JPM	04/01/19	CAD	(300)	(225)	4
USD/CAD	CIT	04/17/19	CAD	(1,400)	(1,049)	3
USD/CAD	GSC	04/17/19	CAD	(332)	(249)	5
USD/CAD	JPM	04/17/19	CAD	(311)	(233)	(1)
USD/CAD	JPM	04/17/19	CAD	(1,627)	(1,219)	16
USD/CAD	SSB	06/19/19	CAD	(2,657)	(1,994)	5
USD/CNH	BCL	04/17/19	CNH	(7,653)	(1,138)	(27)
USD/CNH	JPM	07/17/19	CNH	(7,653)	(1,138)	(2)
USD/CNY	BCL	04/17/19	CNY	(5,316)	(791)	(20)
USD/CNY	BCL	07/17/19	CNY	(5,316)	(791)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/COP	GSC	05/31/19	COP	(2,158,866)	(675)	19
USD/EUR	JPM	04/12/19	EUR	(2,832)	(3,179)	29
USD/EUR	BCL	04/17/19	EUR	(550)	(617)	11
USD/EUR	CIT	04/17/19	EUR	(15,653)	(17,579)	483
USD/EUR	GSC	04/17/19	EUR	(545)	(612)	11
USD/EUR	SSB	06/19/19	EUR	(1,172)	(1,323)	11
USD/EUR	BBH	06/27/19	EUR	(500)	(565)	3
USD/EUR	CIT	06/27/19	EUR	(15,125)	(17,089)	101
USD/EUR	JPM	09/25/19	EUR	(773)	(880)	8
USD/GBP	BCL	04/17/19	GBP	(110)	(143)	(1)
USD/GBP	BCL	04/17/19	GBP	(105)	(137)	2
USD/GBP	CIT	04/17/19	GBP	(475)	(618)	(9)
USD/GBP	JPM	06/06/19	GBP	(206)	(268)	(4)
USD/GBP	CIT	06/27/19	GBP	(2,224)	(2,905)	34
USD/GBP	JPM	07/02/19	GBP	(326)	(426)	(1)
USD/GBP	JPM	07/02/19	GBP	(2,793)	(3,648)	22
USD/HKD	JPM	05/08/19	HKD	(619)	(79)	—
USD/IDR	CIT	04/17/19	IDR	(6,187,293)	(434)	(9)
USD/IDR	JPM	04/17/19	IDR	(2,343,395)	(164)	2
USD/INR	BCL	05/02/19	INR	(36,920)	(530)	2
USD/INR	BCL	09/09/19	INR	(24,880)	(353)	(21)
USD/JPY	CIT	04/17/19	JPY	(186,196)	(1,682)	49
USD/JPY	SSB	06/19/19	JPY	(20,825)	(189)	(1)
USD/KRW	JPM	04/17/19	KRW	(3,981,813)	(3,510)	60
USD/KRW	JPM	05/02/19	KRW	(1,460,220)	(1,288)	(3)
USD/KRW	JPM	07/17/19	KRW	(2,807,652)	(2,482)	(5)
USD/MXN	JPM	04/15/19	MXN	(23,615)	(1,214)	1
USD/MXN	BCL	04/17/19	MXN	(27,330)	(1,404)	12
USD/MXN	CIT	04/17/19	MXN	(81,879)	(4,206)	15
USD/MXN	GSC	04/17/19	MXN	(18,458)	(948)	2
USD/MXN	JPM	04/17/19	MXN	(46,741)	(2,401)	22
USD/NOK	JPM	04/17/19	NOK	(10,661)	(1,237)	(4)
USD/PLN	BCL	04/17/19	PLN	(1)	—	—
USD/RUB	CIT	04/17/19	RUB	(9,293)	(141)	(4)
USD/RUB	CIT	05/29/19	RUB	(47,760)	(721)	(1)
USD/RUB	BCL	06/17/19	RUB	(22,044)	(332)	—
USD/RUB	GSC	06/21/19	RUB	(99,680)	(1,500)	30
USD/TRY	GSC	04/17/19	TRY	(1,610)	(283)	12
USD/TRY	JPM	04/17/19	TRY	(1,680)	(295)	14
USD/TWD	BCL	04/17/19	TWD	(62,979)	(2,045)	10
USD/TWD	JPM	07/17/19	TWD	(60,854)	(1,988)	(9)
USD/ZAR	BCL	04/17/19	ZAR	(40,962)	(2,831)	92
ZAR/USD	GSC	04/17/19	ZAR	2,211	153	(5)
ZAR/USD	JPM	04/17/19	ZAR	440	30	—
					(35,625)	394

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	20,730	—	237
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	54,700	—	626
								—	863

JNL Multi-Manager Alternative Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Navient Corp. (Q)	CGM	N/A	5.00	06/20/24	880	(62)	(55)	(7)

Credit default swap agreements - sell protection[4]
Russian Federation (Q)	BCL	1.16	1.00	06/20/23	(1,480)	(9)	(38)	29

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

AAC Technologies Holdings Inc. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(141,500)	HKD	(6,495)	(10)
Advantech Co Ltd. (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(41,000)		(341)	1
Agricultural Bank of China Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,404,000	HKD	5,251	(22)
Airports of Thailand PCL (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(414,900)		(887)	(1)
Amorepacific Corp. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(7,787)		(509)	30
Axis Bank Ltd. (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(4,658)		(255)	(5)
Baidu Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	7,486		1,278	(45)
Bank of Georgia (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	55,488	GBP	591	18
BDO Unibank Inc. (E)	MBL	Federal Funds Effective Rate -3.62% (M)	TBD	(244,080)		(608)	(16)
BNK Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	132,929		854	(37)
Bumrungrad Hospital Public Co Ltd. (E)	MSC	Federal Funds Effective Rate -6.38% (M)	TBD	(123,000)		(689)	(13)
CD Projekt SA (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(16,093)		(802)	(36)
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -13.86% (M)	TBD	(9,603)		(600)	33
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(3,827)		(687)	77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Champion REIT Co. (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,080,000	HKD	7,150	24
Cheng Shin Rubber Industry Co. Ltd. (E)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(625,000)		(866)	16
China Airlines Co. Ltd. (E)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(2,310,000)		(727)	(12)
China International Capital Corp Ltd. (E)	GSC	1M HIBOR -1.25% (M)	TBD	(357,600)	HKD	(6,580)	10
China Life Insurance Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(293,000)	HKD	(6,373)	24
China Pacific Insurance Group Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(206,000)	HKD	(6,118)	(29)
China Power International Development Ltd. (E)	GSC	1M HIBOR -1.25% (M)	TBD	(3,130,000)	HKD	(5,978)	(40)
China Resource Beer Holdings Co. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(200,000)	HKD	(6,470)	(18)
China Taiping Insurance Holdings Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(94,600)	HKD	(2,233)	2
China Telecom Corp. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	354,000	HKD	1,554	(1)
CJ CGV (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(6,796)		(288)	27
CK Hutchison Holdings Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	103,500	HKD	8,327	26
Commercial International Bank Egypt SAE - GDR (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	187,083		731	15
COSCO Shipping Ports Ltd. (E)	GSC	1M HIBOR -4.50% (M)	TBD	(1,921,000)	HKD	(6,051)	(28)
Dongfang Electric Corp. Ltd. (E)	GSC	1M HIBOR -2.25% (M)	TBD	(991,200)	HKD	(6,810)	63
Dr. Reddy's Laboratories Ltd. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(8,933)		(353)	(8)
Ednered SA (E)	GSC	Euro Overnight Index Average -0.40% (M)	TBD	(10,120)	EUR	(418)	9
El Puerto de Liverpool SAB de CV (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(124,800)		(767)	(21)
El Sillajen Inc. (E)	GSC	Federal Funds Effective Rate -9.75% (M)	TBD	(9,849)		(580)	21
EO Technics Co. (E)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(5,593)		(322)	(17)
Epistar Corp. (E)	GSC	Federal Funds Effective Rate -3.50% (M)	TBD	(908,000)		(749)	18
Fila Korea Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	11,924		690	129
First Financial Holding Co. Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(969,000)		(661)	(2)
Fortescue Metals Group Ltd (E)	GSC	Reserve Bank of Australia Overnight Rate -0.50% (M)	TBD	(145,762)	AUD	(934)	(73)
Fortune REIT (E)	GSC	1M HIBOR +0.50% (M)	TBD	409,000	HKD	4,090	17
Foxconn Tech Co. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	446,000		912	(23)
Franco-Nevada Corp. (E)	GSC	Canada 1M Bankers' Acceptances Rate -0.25% (M)	TBD	(11,934)	CAD	(1,204)	4
Fullshare Holdings Ltd. (E)	GSC	1M HIBOR -14.00% (M)	TBD	(2,215,000)	HKD	(2,481)	18
Gazit-Globe Ltd. (E)	GSC	3M TELBOR +0.70% (M)	TBD	104,128	ILS	3,045	(3)
Golden Argi-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -1.00% (M)	TBD	(3,584,700)	SGD	(986)	(13)
Grupo Gicsa (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,599,900		801	28
Grupo Televisa SAB (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(13,270)		(146)	—
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	50,715		1,702	(10)
Hang Lung Properties (E)	GSC	1M HIBOR +0.50% (M)	TBD	299,000	HKD	5,741	(2)
Henan Shuang Investment (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	149,681		570	5
HK Electric Investments Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(871,000)	HKD	(6,803)	(23)
Hong Kong & China Gas Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(238,820)	HKD	(4,385)	(14)
Huadian Power International (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,780,000)	HKD	(6,105)	45
Huaneng Power International Inc. (E)	MBL	1M HIBOR -0.46% (M)	TBD	(1,040,000)	HKD	(4,888)	19
ICICI Bank Ltd. ADR (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(17,362)		(199)	—
IMAX China Holdings Inc. (E)	GSC	1M HIBOR -6.00% (M)	TBD	(326,700)	HKD	(6,364)	(3)
Jasa Marga Persero Tbk PT (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(672,000)		(250)	(32)
Jiangsu Yanghe Brewery (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	80,744		1,413	152
Kakao Corp. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(3,633)		(329)	(2)
KGHM Polska Miedz SA (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(25,630)		(718)	4
Kumba Iron Ore Ltd (E)	GSC	JIBAR -0.75% (M)	TBD	(24,899)	ZAR	(9,859)	(59)
Kweichow Moutai Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	27,100		3,235	207
Lee & Man Paper Manufacturing Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(207,000)	HKD	(1,414)	4
Link Real Estate Group (E)	GSC	1M HIBOR +0.50% (M)	TBD	22,500	HKD	1,982	10
MAHLE Metal Leve SA (E)	GSC	Federal Funds Effective Rate +0.75% (M)	TBD	97,800		687	(75)
mBank SA (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(3,525)		(419)	29
Meituan Dianping Co. (E)	GSC	1M HIBOR -30.00% (M)	TBD	(47,263)	HKD	(2,455)	(8)
MMI Holdings Ltd. (E)	GSC	JIBAR -0.75% (M)	TBD	(342,992)	ZAR	(5,848)	11
Nampak Ltd. (E)	GSC	JIBAR -0.75% (M)	TBD	(398,810)	ZAR	(4,736)	18
New China Life Insurance Co. Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(166,700)	HKD	(6,435)	(30)
Nine Dragons Paper Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(181,000)	HKD	(1,374)	3
Nova Measuring Instruments Ltd. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(26,087)		(646)	(10)
Oceana Group Ltd. (E)	GSC	JIBAR -1.50% (M)	TBD	(578)	ZAR	(45)	—
Orange Polska SA (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(193,091)		(281)	23
Paradise Co. Ltd. (E)	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(47,924)		(799)	42
Parkson Retail Group Ltd. (E)	GSC	1M HIBOR -1.75% (M)	TBD	(2,021,500)	HKD	(1,314)	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Pinduoduo Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,036)		(557)	10
PKN Orlen SA (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(9,771)		(264)	15
PT Bank Mandiri Tbk (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(586,700)		(305)	(2)
Raia Drogasil SA (E)	GSC	Federal Funds Effective Rate -10.25% (M)	TBD	(45,000)		(818)	64
Samsung Electronics Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	70,216		2,726	77
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.75% (M)	TBD	(210,800)	SGD	(1,084)	5
SembCorp Marine Ltd. (E)	MSC	Singapore Swap Offer Rate -8.00% (M)	TBD	(723,400)	SGD	(1,215)	36
Semiconductor Manufacturing International Corp. (E)	GSC	1M HIBOR -2.75% (M)	TBD	(878,000)	HKD	(7,147)	22
Shanghai Electric Power Co. Ltd. (E)	GSC	1M HIBOR -1.00% (M)	TBD	(2,224,000)	HKD	(6,672)	6
Shanghai Haohai Biological Technology Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	117,800	HKD	5,725	23
Singapore Press Holdings Ltd. (E)	GSC	Singapore Swap Offer Rate -1.00% (M)	TBD	(116,800)	SGD	(288)	5
Sinofert Holdings Ltd. (E)	GSC	1M HIBOR -5.25% (M)	TBD	(5,420,000)	HKD	(5,366)	6
Sinopec Engineering Group Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	872,500	HKD	6,718	(5)
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	7,175		432	45
SK Networks Co. Ltd. (E)	MSC	Federal Funds Effective Rate -1.50% (M)	TBD	(139,234)		(765)	23
Sociedad Quimica y Minera de Chile SA (E)	GSC	Federal Funds Effective Rate -19.81% (M)	TBD	(14,539)		(577)	15
Suzuki Motor Corp. (E)	GSC	Tokyo Overnight Average Rate +0.50% (M)	TBD	25,100	JPY	125,600	(16)
Swire Properties Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	113,000	HKD	3,797	2
Taiwan Semiconductor Manufacturing Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	313,558		2,448	47
Tamar Petroleum Ltd. (E)	GSC	3M TELBOR +0.70% (M)	TBD	71,310	ILS	1,122	(10)
TBC Bank Group Plc (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	46,945	GBP	761	(48)
Telekom Malaysia Bhd DBA (E)	MSC	Federal Funds Effective Rate -3.05% (M)	TBD	(1,034,800)		(807)	(9)
Telesites SAB DE CV (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,190,598)		(741)	(28)
Tencent Holdings Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	85,700	HKD	31,709	(101)
Tencent Music Entertainment Group (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	22		0	—
Tiger Brands Ltd. (E)	GSC	JIBAR -0.75% (M)	TBD	(21,218)	ZAR	(5,903)	20
Tripod Technology Corp. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	231,000		730	15
Truworths International Ltd. (E)	GSC	JIBAR -0.80% (M)	TBD	(69,946)	ZAR	(4,686)	(12)
Unilever Indonesia (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(255,100)		(884)	2
United Microelectronics Corp. (E)	GSC	Federal Funds Effective Rate -1.43% (M)	TBD	(219,288)		(408)	(4)
Weichai Power Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	380,000	HKD	4,598	21
WH Group Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,280,500	HKD	11,102	(45)
Wharf Real Estate Investment Co. Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	151,000	HKD	8,909	(11)
Wuliangye Yibin Co. Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	242,448		3,153	271
Xiaomi Corp. (E)	CGM	1M HIBOR +0.00% (M)	TBD	(525,200)	HKD	(6,407)	53
Yatas (E)	GSC	Federal Funds Effective Rate +0.70% (M)	TBD	335,132		346	(37)
Yatas International ASA (E)	GSC	1M NIBOR -0.40% (M)	TBD	(20,307)	NOK	(7,349)	22
Zhaojin Mining Industry Co. Ktd. (E)	GSC	1M HIBOR -3.50% (M)	TBD	(798,500)	HKD	(6,524)	31
							954

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
First Data Credit Card Service Co. (E)	1M LIBOR +0.75% (Q)	BOA	03/09/20	554	—	21
Gemalto NV (E)	1M LIBOR +0.35% (Q)	BOA	03/27/20	3,241	—	(68)
USG Corp. (E)	1M LIBOR +0.75% (Q)	BOA	09/11/19	1,377	—	5
BTG plc (E)	3M LIBOR +0.30% (Q)	BTI	01/13/20	258	—	7
Myob Group Ltd. (E)	3M LIBOR +0.40% (Q)	GSC	01/07/20	879	—	8
AT&T Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/09/19	849	—	(19)
Healthscope Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	01/31/20	490	—	14
Hopewell Holdings Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	03/16/20	74	—	4
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19	866	—	70
					—	42
Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (E)	1M LIBOR -4.50% (Q)	BOA	03/03/20	(142)	—	(1)
Fiserv Inc. (E)	1M LIBOR -0.40% (Q)	BOA	03/09/20	(564)	—	(22)
					—	(23)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Multi-Manager Alternative Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	MSC	Federal Funds Effective Rate (M)	05/02/19	103,096	(105,331)	(2,363)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Consumer Discretionary
Big Lots Inc.	(15)	(582)
CarMax Inc.	(5)	(328)
Carters Inc.	(7)	(706)
D.R. Horton Inc.	(9)	(364)
Dollar Tree Inc.	(13)	(1,334)
Hasbro Inc.	(8)	(655)
Hilton Grand Vacations Inc.	(24)	(743)
Home Depot Inc.	(4)	(720)
LCI Industries	(10)	(776)
Leggett & Platt Inc.	(14)	(604)
Liberty Broadband Corp. - Class A	(4)	(330)
Liberty Broadband Corp. - Class C	(7)	(615)
Liberty Media Corp. Series C	(7)	(245)
Lithia Motors Inc.	(4)	(399)
Live Nation Entertainment Inc.	(9)	(578)
LKQ Corp.	(57)	(1,606)
Marriott International Inc.	(2)	(213)
Marriott Vacations Worldwide Corp.	(9)	(823)
Mattel Inc.	(9)	(112)
McDonald's Corp.	(1)	(237)
Mohawk Industries Inc.	(12)	(1,482)
Monro Muffler Brake Inc.	(2)	(199)
Netflix Inc.	—	(128)
Pool Corp.	(5)	(833)
Thor Industries Inc.	(1)	(81)
Tiffany & Co.	(13)	(1,330)
Wayfair Inc. - Class A	(3)	(386)
Wynn Resorts Ltd.	(2)	(215)
		(16,624)
Consumer Staples
Bunge Ltd.	(20)	(1,051)
Campbell Soup Co.	(4)	(153)
Colgate-Palmolive Co.	(1)	(55)
Constellation Brands Inc.	(1)	(105)
Coty Inc.	(50)	(573)
Kraft Heinz Foods Co.	(5)	(153)
PriceSmart Inc.	(8)	(500)
Sanderson Farm Inc.	(6)	(778)
		(3,368)
Energy
Callon Petroleum Co.	(83)	(630)
Centennial Resource Development Inc. - Class A	(63)	(553)
Concho Resources Inc.	(7)	(727)
Enbridge Inc.	(14)	(519)
EOG Resources Inc.	(1)	(105)
Exxon Mobil Corp.	(7)	(574)
Franks International NV	(26)	(163)
Jagged Peak Energy Inc.	(66)	(691)
Matador Resources Co.	(34)	(663)
ONEOK Inc.	(13)	(915)
Pembina Pipeline Corp.	(17)	(643)
Pioneer Natural Resources Co.	(2)	(365)
Targa Resources Corp.	(27)	(1,143)
Transcanada Corp.	(14)	(611)
		(8,302)
Financials
American International Group Inc.	(36)	(1,572)
BlackRock Inc.	(4)	(1,573)
BOK Financial Corp.	(4)	(318)
Brookfield Asset Management Inc.	(25)	(1,190)
Chubb Ltd.	(1)	(133)
Cincinnati Financial Corp.	(2)	(129)
Columbia Banking System Inc.	(16)	(523)
First Horizon National Corp.	(31)	(438)
	Shares	Value ($)
Financials (continued)
Home BancShares Inc.	(11)	(199)
Interactive Brokers Group Inc.	(9)	(488)
Markel Corp.	(2)	(1,599)
MarketAxess Holdings Inc.	(7)	(1,686)
Marsh & McLennan Cos. Inc.	(3)	(310)
Moody's Corp.	(3)	(598)
Old National BNCP	(19)	(305)
PNC Financial Services Group Inc.	(12)	(1,496)
South State Corp.	(9)	(595)
State Street Corp.	(2)	(99)
TFS Financial Corp.	(33)	(547)
United Bankshares Inc.	(41)	(1,500)
WisdomTree Investments Inc.	(60)	(424)
		(15,722)
Health Care
Acadia Pharmaceuticals Inc.	(7)	(183)
Agios Pharmaceuticals Inc.	(15)	(985)
Akorn Inc.	(18)	(65)
Alnylam Pharmaceuticals Inc.	(9)	(850)
American Medical Response	(54)	(1,552)
Array BioPharma	(16)	(393)
Becton Dickinson Co.	(5)	(1,124)
Bluebird Bio Inc.	(6)	(991)
Blueprint Medicines Corp.	(2)	(192)
Cantel Medical Corp.	(14)	(910)
Catalent Inc.	(12)	(471)
Clovis Oncolofy Inc.	(20)	(501)
Dentsply Sirona Inc.	(10)	(501)
Exact Sciences Corp.	(4)	(355)
Immunomedics Co.	(6)	(121)
Insulet Corp.	(10)	(998)
Intercept Pharmaceuticals Inc.	(2)	(168)
Johnson & Johnson	(1)	(140)
Medicines Co.	(27)	(757)
Medidata Solutions Inc.	(5)	(374)
Nevro Corp.	(12)	(763)
NuVasive Inc.	(2)	(136)
Portola Pharmaceuticals Inc.	(20)	(711)
Qiagen NV	(5)	(207)
Sage Therapeutics Inc.	(2)	(382)
Teleflex Inc.	(3)	(906)
Ultragenyx Pharmaceutical Inc.	(5)	(375)
		(15,111)
Industrials
3M Co.	(1)	(135)
Allegiant Travel Co.	(4)	(544)
BWX Technologies Inc.	(32)	(1,567)
Copa Holdings SA	(1)	(105)
Floor & Decor Holdings Inc.	(7)	(309)
General Dynamics Corp.	(3)	(584)
Granite Construction Inc.	(19)	(803)
Healthcare Services Group Inc.	(22)	(742)
JBT Corp.	(6)	(588)
Knight-Swift Transportation Holdings Inc.	(30)	(977)
Middleby Corp.	(6)	(832)
Ritchie Bros. Auctioneers Inc.	(20)	(697)
Stanley Black & Decker Inc.	(4)	(531)
Stericycle Inc.	(8)	(419)
Toro Co.	(3)	(200)
Watsco Inc.	(3)	(401)
Welbilt Inc.	(29)	(475)
		(9,909)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Information Technology
2U Inc.	(2)	(163)
3D Systems Corp.	(8)	(85)
	Shares	Value ($)
Information Technology (continued)
Alphabet Inc. - Class A (a)	—	(553)
Amdocs Ltd.	(12)	(649)
Amphenol Corp.	(5)	(482)
Cognex Corp.	(30)	(1,531)
Coherent Inc.	(4)	(581)
Facebook Inc.	(5)	(892)
FireEye Inc.	(12)	(207)
First Solar Inc.	(16)	(824)
Gartner Inc.	(7)	(1,016)
Guidewire Software Inc.	(1)	(136)
IPG Photonics Corp.	(10)	(1,586)
Littelfuse Inc.	(4)	(803)
Logmein Inc.	(1)	(112)
Mercadolibre Inc.	(1)	(386)
Monolithic Power Systems Inc.	(7)	(928)
Pegasystems Inc.	(8)	(520)
Snap Inc. - Class A	(37)	(403)
Switch Inc.	(15)	(156)
Take-Two Interactive Software Inc.	(6)	(902)
ViaSat Inc.	(21)	(1,612)
Zillow Group Inc.	(18)	(611)
		(15,138)
Materials
Agnico Eagle Mines Ltd.	(1)	(52)
Albemarle Corp.	(4)	(287)
AptarGroup Inc.	(1)	(85)
Commercial Metals Co.	(12)	(198)
Compass Minerals International Inc.	(3)	(174)
Crown Holdings Inc.	(1)	(49)
Ecolab Inc.	(2)	(291)
FMC Corp.	(5)	(369)
Franco-Nevada Corp.	(5)	(353)
Graphic Packaging Holding Co.	(88)	(1,109)
Martin Marietta Materials Inc.	(7)	(1,499)
	Shares	Value ($)
Materials (continued)
NewMarket Corp.	(1)	(425)
PPG Industries Inc.	(4)	(418)
Scotts Miracle-Gro Co. - Class A	(6)	(511)
Sensient Technologies Corp.	(14)	(949)
Sherwin-Williams Co.	(1)	(241)
Summit Materials Inc. - Class A	(22)	(343)
United States Steel Corp.	(5)	(90)
Valvoline Inc.	(11)	(200)
Vulcan Materials Co.	(13)	(1,504)
		(9,147)
Real Estate
Corporate Office Properties Trust	(14)	(388)
Cyrusone Inc.	(28)	(1,484)
Digital Realty REIT Co.	(9)	(1,023)
Equinix Inc.	(3)	(1,187)
Healthcare Realty Trust Inc.	(10)	(311)
Howard Hughes Corp.	(6)	(671)
Hudson Pacific Properties Inc.	(25)	(857)
Invitation Homes Co.	(29)	(718)
Kilroy Realty Corp.	(21)	(1,595)
Macerich	(36)	(1,565)
Mack-Cali Realty Corp.	(31)	(682)
Prologis REIT Co.	(2)	(137)
		(10,618)
Technology
Dolby Laboratories Inc. - Class A	(2)	(151)
Nvida Corp.	(4)	(790)
		(941)
Telecommunication Services
BCE Inc.	(3)	(133)
Vonage Holdings Corp.	(10)	(105)
		(238)
Utilities
Algonquin Power & Utilities Corp.	(19)	(213)
Total Reference Entity – Short Equity Securities		(105,331)

(a) Non-income producing security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 95.4%
Australia 5.3%
Afterpay Touch Group Ltd. (a)	220	3,300
Appen Ltd.	56	884
Australian Pharmaceutical Industries Ltd.	2,005	2,160
Beach Energy Ltd.	469	683
Bellamy's Australia Ltd. (a)	245	1,933
Breville Group Ltd.	30	343
Charter Hall Ltd.	72	526
CSR Ltd.	175	414
Downer EDI Ltd.	85	466
Inghams Group Ltd.	131	405
New Hope Corp. Ltd.	250	535
Sandfire Resources NL	337	1,655
Whitehaven Coal Ltd.	354	1,014
		14,318
Belgium 0.1%
Agfa-Gevaert NV (a)	90	376
Brazil 1.7%
Azul SA - ADR (a)	64	1,881
Notre Dame Intermedica Participacoes SA	172	1,437
QGEP Participacoes SA	131	518
Transmissora Alianca de Energia Eletrica SA	122	778
		4,614
Canada 6.4%
AGF Holdings Inc. - Class B	413	1,673
Artis REIT	45	371
CAE Inc.	132	2,917
Canfor Pulp Products Inc.	123	1,373
Cargojet Inc.	27	1,651
Cominar REIT	38	339
Descartes Systems Group Inc. (a)	59	2,132
Dream Global REIT	105	1,110
FirstService Corp.	29	2,591
Just Energy Group Inc.	182	617
Kinaxis Inc. (a)	27	1,549
Medical Facilities Corp.	47	622
Transcontinental Inc. - Class A	38	481
		17,426
Chile 0.1%
AES Gener SA	1,054	283
China 2.4%
Aoyuan Healthy Life Group Co. Ltd. (a)	8	5
China Aoyuan Property Group Ltd.	568	688
China South City Holdings Ltd.	2,714	436
Chlitina Holding Ltd.	72	692
Hangzhou Tigermed Consulting Co. Ltd.	205	2,029
Huaxin Cement Co. Ltd.	1,135	2,300
Lao Feng Xiang Co. Ltd.	139	487
		6,637
Denmark 1.8%
GN Store Nord A/S	11	535
Royal Unibrew A/S	32	2,341
SimCorp A/S	21	2,058
		4,934
France 0.5%
Air France-KLM (a)	29	325
Gaztransport et Technigaz SA	7	628
Neopost SA	17	408
		1,361
Germany 4.2%
Delivery Hero AG (a)	48	1,720
Deutsche Bank AG	52	639
Evotec AG (a)	79	2,109
Isra Vision AG	55	2,081
Nemetschek SE	10	1,670
RIB Software SE	91	1,509
Salzgitter AG	12	355
Wuestenrot & Wuerttembergische AG	62	1,201
		11,284
	Shares/Par[1]	Value ($)
Greece 0.3%
Motor Oil Hellas Corinth Refineries SA	38	890
Hong Kong 1.8%
Poly Property Group Co. Ltd.	934	365
SmarTone Telecommunications Holding Ltd.	310	337
Vitasoy International Holdings Ltd.	402	1,952
Yuexiu Property Co. Ltd.	9,507	2,293
		4,947
India 2.3%
Granules India Ltd.	447	740
Ipca Laboratories Ltd.	33	465
Karnataka Bank Ltd.	309	597
NIIT Technologies Ltd.	87	1,668
Power Finance Corp. Ltd.	517	919
Syngene International Ltd.	211	1,820
		6,209
Indonesia 0.5%
PT Indo Tambangraya Megah Tbk	545	917
PT Tambang Batubara Bukit Asam Tbk	1,274	378
		1,295
Ireland 1.4%
C&C Group Plc	560	1,996
Keywords Studios Plc	110	1,665
		3,661
Israel 0.9%
Wix.com Ltd. (a)	20	2,447
Italy 3.4%
Amplifon SpA	108	2,108
Brembo SpA	163	1,851
Immobiliare Grande Distribuzione SIIQ SpA	155	1,121
Interpump Group SpA	65	2,126
Unipol Gruppo SpA	430	2,146
		9,352
Japan 18.4%
Adastria Co. Ltd.	87	1,924
Akatsuki Inc.	8	454
Asahi Intecc Co. Ltd.	46	2,162
Cosmo Energy Holdings Co. Ltd.	47	933
Daiho Corp.	15	438
Edion Corp.	58	508
En-Japan Inc.	51	1,478
Geo Holdings Corp.	32	444
GMO Payment Gateway Inc.	43	3,091
Green Hospital Supply Inc.	21	863
Harmonic Drive Systems Inc.	44	1,502
Haseko Corp.	231	2,896
Japan Aviation Electronics Industry Ltd.	5	68
Japan Material Co. Ltd.	163	1,995
JVC Kenwood Corp.	400	970
Kanamoto Co. Ltd.	12	287
Kumagai Gumi Co. Ltd.	35	1,091
Kyowa Exeo Corp.	31	851
Lasertec Corp.	49	2,060
Makino Milling Machine Co. Ltd.	8	347
Mercari Inc. (a)	64	1,981
Mixi Inc.	69	1,596
MonotaRO Co. Ltd.	73	1,616
NET One Systems Co. Ltd.	49	1,248
Nihon M&A Center Inc.	103	2,817
Nippon Carbon Co. Ltd.	9	404
Nishimatsu Construction Co. Ltd.	19	432
Pigeon Corp.	40	1,659
Raksul Inc. (a)	38	1,593
Rakus Co. Ltd.	102	1,867
Showa Corp.	84	1,074
Sumitomo Forestry Co. Ltd.	34	466
Taiyo Yuden Co. Ltd.	72	1,424
Takeuchi Mfg Co. Ltd.	67	1,177
Toei Animation Co. Ltd.	10	503
Toho Holdings Co. Ltd.	18	457
Towa Pharmaceutical Co. Ltd.	53	1,392
Unipres Corp.	30	465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Valor Holdings Co. Ltd.	17	422
Yuasa Trading Co. Ltd.	13	366
Yume No Machi Souzou Iinkai Co. Ltd.	77	1,109
ZOZO Inc.	89	1,676
		50,106
Jersey 0.5%
Sanne Group Plc	204	1,430
Malaysia 0.1%
George Kent (Malaysia) Bhd	1,182	331
Mexico 1.7%
CIBanco SA Institucion de Banca Multiple	1,983	2,163
Concentradora Fibra Danhos SA de CV	750	1,069
Regional SAB de CV	271	1,365
		4,597
Netherlands 2.8%
ASR Nederland NV	62	2,565
Koninklijke VolkerWessels NV	46	948
Shop Apotheke Europe NV (a)	31	1,268
Takeaway.com NV (a)	38	2,924
		7,705
Norway 2.8%
Aker ASA	4	337
Austevoll Seafood ASA	38	452
Grieg Seafood ASA	134	1,630
Salmar ASA	20	984
SpareBank 1 Nord-Norge	166	1,228
SpareBank 1 SMN	133	1,355
Storebrand ASA	193	1,508
		7,494
Portugal 0.1%
Altri SGPS SA	43	337
Singapore 0.9%
Yanlord Land Group Ltd.	2,325	2,340
South Africa 0.5%
African Rainbow Minerals Ltd.	77	905
Astral Foods Ltd.	39	453
		1,358
South Korea 4.6%
Cafe24 Corp. (a)	18	1,701
Dentium Co. Ltd.	22	1,178
Duzon Bizon Co. Ltd.	39	1,594
Hyosung Corp.	25	1,663
Hyundai Development Co.	60	1,002
JB Financial Group Co. Ltd.	185	911
LF Corp.	21	453
Medy-Tox Inc.	3	1,780
MERITZ Securities Co. Ltd.	196	842
Partron Co. Ltd.	55	645
SFA Engineering Corp.	22	822
		12,591
Spain 0.1%
ENCE Energia y Celulosa SA	48	268
Sweden 8.3%
Avanza Bank Holding AB	60	2,561
Axfood AB	46	864
Betsson AB	42	318
Bilia AB	122	1,039
Biotage AB	141	1,801
CellaVision AB	55	1,641
Dios Fastigheter AB	47	386
G&L Beijer Ref AB	158	2,549
Hemfosa Fastigheter AB	143	1,255
Indutrade AB	77	2,193
Medicover AB (a)	144	1,295
Nobina AB	275	1,777
Nyfosa AB (a)	166	996
Peab AB	149	1,286
SSAB AB	147	450
Vitrolife AB	78	1,768
Wihlborgs Fastigheter AB	34	461
		22,640
	Shares/Par[1]	Value ($)
Switzerland 2.1%
Implenia AG	27	798
Sunrise Communications AG - Class N	6	433
Tecan Group AG	9	2,094
VAT Group AG	22	2,299
		5,624
Taiwan 5.5%
Accton Technology Corp.	378	1,537
AirTAC International Group	125	1,619
Coretronic Corp.	1,494	2,365
Makalot Industrial Co. Ltd.	360	2,531
Radiant Opto-Electronics Corp.	774	2,483
Simplo Technology Co. Ltd.	219	1,936
Sunny Friend Environmental Technology Co. Ltd.	206	1,613
Unimicron Technology Corp.	557	538
Walsin Lihwa Corp.	590	339
		14,961
Thailand 0.5%
Esso Thailand PCL	3,809	1,325
Turkey 0.6%
Soda Sanayii A/S	501	673
Tekfen Holding AS	224	908
		1,581
United Kingdom 12.3%
Abcam Plc	104	1,534
Accesso Technology Group Plc (a)	126	1,416
ASOS Plc (a)	45	1,869
Bellway Plc	10	410
Capital Shopping Centres Group Plc	328	455
Cineworld Group Plc	174	663
Craneware Plc	58	1,848
Dechra Pharmaceuticals Plc	54	1,886
Evraz Plc	353	2,859
FirstGroup Plc (a)	332	394
Frontier Developments Plc (a)	83	1,056
GB Group Plc	263	1,676
Go-Ahead Group Plc	17	446
Greggs Plc	48	1,160
Halma Plc	98	2,140
Hikma Pharmaceuticals Plc	59	1,372
Intermediate Capital Group Plc	49	677
Just Group Plc	245	195
Keller Group Plc	86	688
Northgate Plc	316	1,536
Petrofac Ltd.	151	961
Phoenix Group Holdings Plc	146	1,286
Redrow Plc	56	435
Serco Group Plc (a)	299	499
Softcat Plc	46	493
Spirax-Sarco Engineering Plc	24	2,282
Stagecoach Group Plc	228	455
Tate & Lyle Plc	52	493
Wizz Air Holdings Plc (a)	60	2,346
		33,530
United States of America 0.5%
Elastic NV (a)	16	1,300
Total Common Stocks (cost $269,315)		259,552
PREFERRED STOCKS 0.5%
Brazil 0.5%
Banco do Estado do Rio Grande do Sul SA	105	652
Randon SA Implementos E Participacoes	272	676
Total Preferred Stocks (cost $1,126)		1,328
WARRANTS 0.5%
China 0.5%
Wuhan Raycus Fiber Laser Technologies Co. Ltd. (a) (b)	58	1,500
Total Warrants (cost $1,368)		1,500

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	8,212	8,212
Total Short Term Investments (cost $8,212)		8,212
Total Investments 99.4% (cost $280,021)		270,592
Other Assets and Liabilities, Net 0.6%		1,606
Total Net Assets 100.0%		272,198

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 96.8%
Communication Services 2.4%
CBS Corp. - Class B	101	4,780
Cinemark Holdings Inc.	150	5,979
Interpublic Group of Cos. Inc.	158	3,320
John Wiley & Sons Inc. - Class A	116	5,152
Live Nation Inc. (a)	109	6,951
		26,182
Consumer Discretionary 9.1%
Advance Auto Parts Inc.	42	7,162
Aptiv Plc	55	4,372
AutoNation Inc. (a)	102	3,640
BorgWarner Inc.	151	5,786
Carter's Inc.	74	7,448
Carvana Co. - Class A (a)	56	3,269
Darden Restaurants Inc.	49	5,906
Expedia Group Inc.	37	4,415
Foot Locker Inc.	42	2,527
Hasbro Inc.	136	11,530
Ross Stores Inc.	57	5,279
Sally Beauty Holdings Inc. (a)	263	4,851
Service Corp. International	106	4,248
Tractor Supply Co.	100	9,825
Ulta Beauty Inc. (a)	30	10,462
Vail Resorts Inc.	20	4,411
Yum! Brands Inc.	56	5,577
		100,708
Consumer Staples 9.0%
Archer-Daniels-Midland Co.	205	8,850
Brown-Forman Corp. - Class B	127	6,703
Campbell Soup Co.	119	4,537
Casey's General Stores Inc.	40	5,164
Flowers Foods Inc.	399	8,517
Hormel Foods Corp.	275	12,292
Ingredion Inc.	29	2,782
JM Smucker Co.	76	8,912
Kimberly-Clark Corp.	52	6,403
Kroger Co.	237	5,842
McCormick & Co. Inc.	42	6,251
Molson Coors Brewing Co. - Class B	113	6,770
Sysco Corp.	88	5,876
TreeHouse Foods Inc. (a)	105	6,778
US Foods Holding Corp. (a)	128	4,458
		100,135
Energy 2.7%
Apergy Corp. (a)	52	2,123
Cimarex Energy Co.	92	6,408
Core Laboratories NV	37	2,523
Devon Energy Corp.	205	6,481
Parsley Energy Inc. - Class A (a)	206	3,968
PDC Energy Inc. (a)	98	4,002
Pioneer Natural Resources Co.	30	4,568
		30,073
Financials 13.6%
Aflac Inc.	130	6,485
Alleghany Corp. (a)	12	7,564
Allstate Corp.	77	7,212
American Financial Group Inc.	56	5,353
Arch Capital Group Ltd. (a)	148	4,793
Arthur J Gallagher & Co.	198	15,438
Commerce Bancshares Inc.	76	4,442
Cullen/Frost Bankers Inc.	59	5,776
E*TRADE Financial Corp.	125	5,787
Everest Re Group Ltd.	55	11,770
Fidelity National Financial Inc.	165	6,042
First Republic Bank	52	5,184
Hartford Financial Services Group Inc.	76	3,774
Markel Corp. (a)	4	3,883
Morningstar Inc.	18	2,268
Northern Trust Corp.	106	9,583
Progressive Corp.	74	5,320
	Shares/Par[1]	Value ($)
Prosperity Bancshares Inc.	166	11,487
SunTrust Banks Inc.	119	7,066
SVB Financial Group (a)	16	3,447
Travelers Cos. Inc.	56	7,623
Western Alliance Bancorp (a)	82	3,369
WR Berkley Corp.	79	6,656
		150,322
Health Care 13.8%
Alexion Pharmaceuticals Inc. (a)	31	4,123
AmerisourceBergen Corp.	118	9,363
BioMarin Pharmaceutical Inc. (a)	56	4,983
Bio-Rad Laboratories Inc. - Class A (a)	14	4,188
Bio-Techne Corp.	45	8,935
Cantel Medical Corp.	62	4,166
Catalent Inc. (a)	148	6,028
Cooper Cos. Inc.	25	7,404
Covetrus Inc. (a)	4	125
Dentsply Sirona Inc.	178	8,827
Edwards Lifesciences Corp. (a)	44	8,416
Henry Schein Inc. (a)	38	2,284
ICON Plc (a)	25	3,455
Integra LifeSciences Holdings Corp. (a)	193	10,782
Laboratory Corp. of America Holdings (a)	45	6,808
Masimo Corp. (a)	30	4,148
Medidata Solutions Inc. (a)	78	5,713
NuVasive Inc. (a)	68	3,855
Premier Inc. - Class A (a)	74	2,545
Quest Diagnostics Inc.	81	7,326
Steris Plc	22	2,781
Syneos Health Inc. - Class A (a)	60	3,116
Varian Medical Systems Inc. (a)	29	4,096
Veeva Systems Inc. - Class A (a)	73	9,261
Waters Corp. (a)	53	13,341
WellCare Health Plans Inc. (a)	10	2,590
West Pharmaceutical Services Inc.	36	3,912
		152,571
Industrials 15.7%
AGCO Corp.	83	5,790
Air Lease Corp. - Class A	92	3,150
Alaska Air Group Inc.	124	6,943
AMETEK Inc.	156	12,952
Fortive Corp.	128	10,780
Gates Industrial Corp. Plc (a)	351	5,033
Harris Corp.	31	4,999
Hubbell Inc.	29	3,368
IDEX Corp.	53	8,042
Ingersoll-Rand Plc	83	9,023
L3 Technologies Inc.	6	1,238
Landstar System Inc.	62	6,730
Manpower Inc.	41	3,430
Masonite International Corp. (a)	44	2,215
Nordson Corp.	81	10,800
Old Dominion Freight Line Inc.	20	2,902
Owens Corning Inc.	105	4,950
Parker Hannifin Corp.	35	5,932
Quanta Services Inc.	142	5,352
Republic Services Inc.	57	4,594
Ritchie Bros. Auctioneers Inc.	170	5,780
Rockwell Automation Inc.	68	11,790
Stericycle Inc. (a)	94	5,143
Teledyne Technologies Inc. (a)	17	3,982
Textron Inc.	137	6,940
Verisk Analytics Inc.	72	9,642
WABCO Holdings Inc. (a)	36	4,772
Waste Connections Inc.	45	3,978
Xylem Inc.	40	3,165
		173,415
Information Technology 18.8%
Akamai Technologies Inc. (a)	50	3,585
Alliance Data Systems Corp.	15	2,660
Amdocs Ltd.	41	2,240
Ansys Inc. (a)	25	4,568
Aspen Technology Inc. (a)	55	5,745
Autodesk Inc. (a)	31	4,753

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Black Knight Inc. (a)	95	5,194
Blackbaud Inc.	75	6,020
Box Inc. - Class A (a)	134	2,580
CDW Corp.	64	6,158
Coherent Inc. (a)	31	4,361
DXC Technology Co.	75	4,854
Fidelity National Information Services Inc.	37	4,170
Flex Ltd. (a)	461	4,614
Guidewire Software Inc. (a)	61	5,927
Hewlett Packard Enterprise Co.	280	4,317
IPG Photonics Corp. (a)	20	2,975
Keysight Technologies Inc. (a)	68	5,971
Lam Research Corp.	22	3,849
Leidos Holdings Inc.	90	5,781
LogMeIn Inc.	47	3,765
MAXIMUS Inc.	82	5,846
Motorola Solutions Inc.	41	5,735
New Relic Inc. (a)	44	4,293
Nuance Communications Inc. (a)	389	6,579
Nutanix Inc. - Class A (a)	213	8,057
Okta Inc. - Class A (a)	58	4,757
Palo Alto Networks Inc. (a)	72	17,560
Pure Storage Inc. - Class A (a)	287	6,254
Red Hat Inc. (a)	25	4,567
ServiceNow Inc. (a)	22	5,300
Splunk Inc. (a)	125	15,600
Synopsys Inc. (a)	79	9,008
Tableau Software Inc. - Class A (a)	24	3,055
Workday Inc. - Class A (a)	46	8,871
Xilinx Inc.	63	8,051
		207,620
Materials 4.7%
AptarGroup Inc.	134	14,269
Ardagh Group SA - Class A	121	1,579
Avery Dennison Corp.	30	3,370
Eastman Chemical Co.	101	7,687
International Flavors & Fragrances Inc.	53	6,826
Packaging Corp. of America	33	3,285
Reliance Steel & Aluminum Co.	118	10,659
Valvoline Inc.	252	4,677
		52,352
Real Estate 4.4%
Alexandria Real Estate Equities Inc.	43	6,130
Healthcare Trust of America Inc. - Class A	243	6,959
Highwoods Properties Inc.	84	3,944
Jones Lang LaSalle Inc.	25	3,824
Lamar Advertising Co. - Class A	87	6,898
Liberty Property Trust	65	3,147
National Retail Properties Inc.	86	4,753
Public Storage	25	5,423
Starwood Property Trust Inc.	253	5,655
Vornado Realty Trust	37	2,495
		49,228
Utilities 2.6%
Alliant Energy Corp.	95	4,497
Ameren Corp.	70	5,141
DTE Energy Co.	69	8,642
Eversource Energy	73	5,165
Xcel Energy Inc.	93	5,220
		28,665
Total Common Stocks (cost $936,147)		1,071,271
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	34,865	34,865
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	6,239	6,239
Total Short Term Investments (cost $41,104)		41,104
Total Investments 100.5% (cost $977,251)		1,112,375
Other Assets and Liabilities, Net (0.5)%		(5,203)
Total Net Assets 100.0%		1,107,172

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.8%
Communication Services 4.2%
Bandwidth Inc. - Class A (a)	70	4,674
Boingo Wireless Inc. (a)	601	13,986
Cargurus Inc. - Class A (a)	45	1,818
Cogent Communications Group Inc.	14	782
Gannett Co. Inc.	22	235
GoDaddy Inc. - Class A (a)	121	9,063
IAC/InterActiveCorp. (a)	32	6,793
Liberty TripAdvisor Holdings Inc. - Class A (a)	41	582
Live Nation Inc. (a)	117	7,458
QuinStreet Inc. (a) (b)	283	3,779
Rightmove Plc	2,937	19,521
Take-Two Interactive Software Inc. (a)	55	5,202
Trade Desk Inc. - Class A (a) (b)	48	9,473
Tribune Publishing Co. (a)	54	639
Vonage Holdings Corp. (a)	64	644
World Wrestling Entertainment Inc. - Class A	37	3,207
Yelp Inc. - Class A (a)	161	5,563
		93,419
Consumer Discretionary 12.2%
American Eagle Outfitters Inc.	86	1,904
Asbury Automotive Group Inc. (a)	59	4,105
At Home Group Inc. (a)	99	1,760
BJ's Restaurants Inc.	53	2,500
Bloomin' Brands Inc.	33	682
Boot Barn Holdings Inc. (a)	41	1,219
Bright Horizons Family Solutions Inc. (a)	60	7,614
Brinker International Inc.	51	2,258
Brunswick Corp.	110	5,525
Burlington Stores Inc. (a)	14	2,139
Callaway Golf Co.	38	607
Chegg Inc. (a)	134	5,097
Churchill Downs Inc.	25	2,242
Chuy's Holdings Inc. (a)	135	3,081
Cracker Barrel Old Country Store Inc. (b)	3	541
Crocs Inc. (a)	40	1,034
Dave & Buster's Entertainment Inc.	91	4,529
Dine Brands Global Inc. (b)	118	10,775
Domino's Pizza Inc.	34	8,796
Eldorado Resorts Inc. (a) (b)	237	11,082
Etsy Inc. (a)	419	28,165
Five Below Inc. (a)	15	1,890
Fossil Group Inc. (a) (b)	21	285
Fox Factory Holding Corp. (a)	406	28,379
Funko Inc. - Class A (a) (b)	25	545
Gentherm Inc. (a)	142	5,249
G-III Apparel Group Ltd. (a) (b)	90	3,591
Grand Canyon Education Inc. (a)	105	12,083
Group 1 Automotive Inc.	7	468
Hilton Grand Vacations Inc. (a)	149	4,603
iRobot Corp. (a) (b)	4	444
Laureate Education Inc. - Class A (a)	42	622
Liberty Expedia Holdings Inc. - Class A (a)	8	356
Liquidity Services Inc. (a)	122	942
Malibu Boats Inc. - Class A (a)	31	1,235
Marine Products Corp.	23	311
MarineMax Inc. (a)	188	3,604
Modine Manufacturing Co. (a)	449	6,223
Monro Inc.	76	6,539
National Vision Holdings Inc. (a)	127	3,977
Noodles & Co. - Class A (a)	44	297
Ollie's Bargain Outlet Holdings Inc. (a)	198	16,889
OneSpaWorld Holdings Ltd. (a) (b)	824	11,255
PetMed Express Inc. (b)	33	745
Planet Fitness Inc. - Class A (a)	105	7,233
Red Rock Resorts Inc. - Class A	164	4,228
RH (a) (b)	9	875
RTW Retailwinds Inc. (a)	46	111
Sally Beauty Holdings Inc. (a)	27	495
Sportsman's Warehouse Holdings Inc. (a)	53	253
Steven Madden Ltd.	130	4,397
	Shares/Par[1]	Value ($)
Stoneridge Inc. (a)	11	318
Strategic Education Inc.	169	22,167
Tenneco Inc.	9	195
Vail Resorts Inc.	40	8,702
Wingstop Inc.	31	2,361
Wolverine World Wide Inc.	49	1,735
		269,257
Consumer Staples 2.7%
BJ's Wholesale Club Holdings Inc. (a)	27	734
Boston Beer Co. Inc. - Class A (a)	5	1,359
Chefs' Warehouse Inc. (a)	385	11,944
Coca-Cola Consolidated Inc.	6	1,796
Freshpet Inc. (a)	121	5,124
Hostess Brands Inc. - Class A (a)	52	644
Ingles Markets Inc. - Class A	21	575
Lancaster Colony Corp.	1	172
Medifast Inc.	14	1,754
Nomad Holdings Ltd. (a)	417	8,525
Performance Food Group Co. (a)	96	3,798
PriceSmart Inc.	74	4,359
Simply Good Foods Co. (a)	433	8,922
Sprouts Farmers Market Inc. (a)	463	9,972
USANA Health Sciences Inc. (a)	5	407
		60,085
Energy 1.3%
Archrock Inc.	23	226
Cactus Inc. - Class A (a)	4	133
Carrizo Oil & Gas Inc. (a) (b)	21	264
CONSOL Energy Inc. (a)	14	480
Delek US Holdings Inc.	47	1,697
Denbury Resources Inc. (a) (b)	287	587
Diamondback Energy Inc.	42	4,312
DMC Global Inc.	179	8,885
Evolution Petroleum Corp.	25	171
Liberty Oilfield Services Inc. - Class A (b)	74	1,145
Matador Resources Co. (a) (b)	144	2,778
Matrix Service Co. (a)	27	527
Newpark Resources Inc. (a)	683	6,260
Renewable Energy Group Inc. (a)	6	130
Solaris Oilfield Infrastructure Inc. - Class A (b)	21	350
SRC Energy Inc. (a)	141	723
Unit Corp. (a)	12	167
		28,835
Financials 8.1%
AG Mortgage Investment Trust Inc.	37	621
Alteryx Inc. - Class A (a)	9	734
Amber Road Inc. (a)	278	2,407
American Equity Investment Life Holding Co.	10	259
Ameris Bancorp	36	1,224
Appfolio Inc. - Class A (a)	5	389
Bank of NT Butterfield & Son Ltd.	37	1,324
Cadence Bancorp LLC - Class A	45	826
Cherry Hill Mortgage Investment Corp.	43	739
Cowen Inc. - Class A (a) (b)	37	542
DocuSign Inc. (a)	444	23,025
eHealth Inc. (a)	250	15,578
Enova International Inc. (a)	61	1,394
Essent Group Ltd. (a)	79	3,431
FactSet Research Systems Inc.	42	10,361
Federated Investors Inc. - Class B	15	440
Federated National Holding Co.	22	348
First Community Bancshares Inc.	8	249
First Financial Bankshares Inc.	2	105
FirstCash Inc.	155	13,433
Green Dot Corp. - Class A (a)	96	5,805
Independent Bank Corp.	17	1,406
Interactive Brokers Group Inc.	346	17,985
Kemper Corp.	87	6,648
LendingTree Inc. (a) (b)	45	15,771
MarketAxess Holdings Inc.	38	9,391
Moelis & Co. - Class A	325	13,535
Morningstar Inc.	104	13,135
Northrim BanCorp Inc.	8	262
On Deck Capital Inc. (a)	185	1,001

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Pacific City Financial Corp.	15	270
Preferred Bank	30	1,353
Primerica Inc.	56	6,950
Regional Management Corp. (a)	5	111
Republic Bancorp Inc. - Class A	7	313
ShotSpotter Inc. (a) (b)	90	3,480
Universal Insurance Holdings Inc.	60	1,873
Victory Capital Holdings Inc. - Class A (a)	190	2,850
		179,568
Health Care 20.6%
Acceleron Pharma Inc. (a) (b)	85	3,969
Aimmune Therapeutics Inc. (a) (b)	123	2,752
Amedisys Inc. (a)	19	2,286
Amicus Therapeutics Inc. (a) (b)	352	4,783
AMN Healthcare Services Inc. (a)	46	2,155
AngioDynamics Inc. (a)	264	6,046
ANI Pharmaceuticals Inc. (a)	38	2,667
Apellis Pharmaceuticals Inc. (a)	185	3,599
Arena Pharmaceuticals Inc. (a)	81	3,623
Argenx SE - ADR (a)	71	8,839
Array BioPharma Inc. (a)	95	2,313
Arrowhead Pharmaceuticals Inc. (a) (b)	29	541
Ascendis Pharma A/S - ADR (a)	39	4,564
Assembly Biosciences Inc. (a)	56	1,110
Audentes Therapeutics Inc. (a) (b)	102	3,988
Autolus Therapeutics Plc - ADS (a) (b)	57	1,782
Avanos Medical Inc. (a)	31	1,325
Biospecifics Technologies Corp. (a)	7	406
BioTelemetry Inc. (a)	13	833
Bluebird Bio Inc. (a) (b)	33	5,200
Blueprint Medicines Corp. (a)	56	4,475
Cardiovascular Systems Inc. (a)	218	8,416
Celyad SA - ADR (a) (b)	66	1,351
Chemed Corp.	3	843
Cidara Therapeutics Inc. (a) (b)	270	716
Conmed Corp.	98	8,184
Cooper Cos. Inc.	32	9,614
Corvel Corp. (a)	3	168
CRISPR Therapeutics AG (a) (b)	21	736
CytomX Therapeutics Inc. (a)	269	2,887
Dermira Inc. (a)	79	1,070
DexCom Inc. (a)	52	6,181
Editas Medicine Inc. (a) (b)	33	804
Emergent BioSolutions Inc. (a)	40	2,025
Enanta Pharmaceuticals Inc. (a)	78	7,377
Ensign Group Inc.	224	11,476
Epizyme Inc. (a)	189	2,347
Equillium Inc. (a) (b)	143	1,147
Exact Sciences Corp. (a)	139	11,972
Fate Therapeutics Inc. (a)	201	3,533
FibroGen Inc. (a)	61	3,331
Fluidigm Corp. (a)	590	7,848
Genfit - Class A - ADR (a)	99	2,379
Genomic Health Inc. (a)	76	5,280
Glaukos Corp. (a)	50	3,933
Globus Medical Inc. - Class A (a)	174	8,591
Gossamer Bio Inc. (a)	102	2,200
GW Pharmaceuticals Plc - ADS (a) (b)	69	11,572
Haemonetics Corp. (a)	16	1,394
Halozyme Therapeutics Inc. (a)	31	491
Hanger Orthopedic Group Inc. (a)	157	2,988
Harvard Bioscience Inc. (a)	578	2,492
HealthEquity Inc. (a)	222	16,409
Horizon Pharma Plc (a)	440	11,641
HTG Molecular Diagnostics Inc. (a) (b)	352	881
Immunomedics Inc. (a) (b)	440	8,445
Innoviva Inc. (a)	200	2,802
Inogen Inc. (a)	32	3,064
Insmed Inc. (a)	143	4,166
Inspire Medical Systems Inc. (a)	24	1,371
Insulet Corp. (a) (b)	50	4,770
Intellia Therapeutics Inc. (a) (b)	36	610
Intercept Pharmaceuticals Inc. (a) (b)	50	5,553
Invacare Corp.	273	2,284
	Shares/Par[1]	Value ($)
Invitae Corp. (a)	147	3,452
Iovance Biotherapeutics Inc. (a) (b)	258	2,457
IRadimed Corp. (a) (b)	19	539
iRhythm Technologies Inc. (a)	25	1,893
Ironwood Pharmaceuticals Inc. - Class A (a)	238	3,222
Iterum Therapeutics Plc (a) (b)	146	1,170
Jounce Therapeutics Inc. (a)	57	350
Kindred Healthcare Inc. (a)	370	3,396
Kura Oncology Inc. (a) (b)	189	3,138
LHC Group Inc. (a)	77	8,543
Ligand Pharmaceuticals Inc. (a) (b)	165	20,744
MacroGenics Inc. (a)	98	1,769
Mallinckrodt Plc (a)	20	436
Masimo Corp. (a)	111	15,332
Medicines Co. (a) (b)	225	6,278
Medpace Holdings Inc. (a)	33	1,937
Melinta Therapeutics Inc. (a) (b)	148	526
Mirati Therapeutics Inc. (a) (b)	18	1,345
Molina Healthcare Inc. (a)	7	1,062
Myovant Sciences Ltd. (a)	90	2,140
National Research Corp. - Class A	249	9,627
NeoGenomics Inc. (a) (b)	480	9,817
Neurocrine Biosciences Inc. (a)	96	8,493
Novocure Ltd. (a)	41	1,988
Oxford Immunotec Global Plc (a)	396	6,820
Pacira Pharmaceuticals Inc. (a)	42	1,607
Paratek Pharmaceuticals Inc. (a) (b)	107	576
Penumbra Inc. (a)	41	5,926
Phibro Animal Health Corp. - Class A	34	1,135
Puma Biotechnology Inc. (a) (b)	3	100
Regenxbio Inc. (a)	5	308
Repligen Corp. (a)	125	7,387
Sage Therapeutics Inc. (a) (b)	23	3,596
Sangamo Therapeutics Inc. (a) (b)	61	578
SIGA Technologies Inc. (a) (b)	39	233
Spero Therapeutics Inc. (a) (b)	87	1,118
Staar Surgical Co. (a)	51	1,755
Supernus Pharmaceuticals Inc. (a)	63	2,208
Tactile Systems Technology Inc. (a)	9	481
Tandem Diabetes Care Inc. (a)	41	2,583
Teladoc Health Inc. (a) (b)	293	16,299
Theravance Biopharma Inc. (a) (b)	50	1,129
US Physical Therapy Inc.	97	10,207
Veeva Systems Inc. - Class A (a)	71	9,022
Vericel Corp. (a)	13	231
West Pharmaceutical Services Inc.	55	6,036
Wright Medical Group NV (a)	109	3,439
		455,026
Industrials 17.3%
AAON Inc. (b)	366	16,892
Advanced Disposal Services Inc. (a)	206	5,761
Advanced Drainage Systems Inc.	46	1,191
Aerojet Rocketdyne Holdings Inc. (a)	36	1,294
Aircastle Ltd.	85	1,725
Albany International Corp. - Class A	62	4,405
Altra Holdings Inc.	148	4,581
Applied Industrial Technologies Inc.	15	887
ArcBest Corp.	7	216
Atkore International Group Inc. (a)	44	950
Axon Enterprise Inc. (a) (b)	345	18,769
Azul SA - ADR (a)	416	12,143
Barrett Business Services Inc.	3	258
Chart Industries Inc. (a)	108	9,794
Clean Harbors Inc. (a)	135	9,644
Columbus Mckinnon Corp.	165	5,675
Commercial Vehicle Group Inc. (a)	129	993
Continental Building Products Inc. (a)	98	2,434
Copart Inc. (a)	302	18,268
CoStar Group Inc. (a)	54	25,213
Covanta Holding Corp.	223	3,860
Douglas Dynamics Inc.	205	7,810
Echo Global Logistics Inc. (a)	55	1,361
EMCOR Group Inc.	58	4,247
Exponent Inc.	45	2,590

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Forward Air Corp.	106	6,852
FTI Consulting Inc. (a)	39	3,008
Generac Holdings Inc. (a)	72	3,674
Greenbrier Cos. Inc.	14	440
Harsco Corp. (a)	446	8,980
Healthcare Services Group Inc.	120	3,942
HEICO Corp. - Class A	252	21,176
Heidrick & Struggles International Inc.	20	778
Hexcel Corp.	94	6,522
Hillenbrand Inc.	83	3,439
HNI Corp.	14	490
Insperity Inc.	14	1,698
IntriCon Corp. (a)	19	481
John Bean Technologies Corp.	71	6,515
Kennametal Inc.	425	15,644
Kforce Inc.	35	1,214
Knight-Swift Transportation Holdings Inc. - Class A	144	4,690
Kornit Digital Ltd. (a)	548	13,051
Lawson Products Inc. (a)	169	5,291
MasTec Inc. (a) (b)	79	3,779
McGrath RentCorp	33	1,859
Meritor Inc. (a)	157	3,203
Mesa Air Group Inc. (a) (b)	57	476
Mobile Mini Inc.	15	512
NCI Building Systems Inc. (a)	70	429
NOW Inc. (a)	9	132
NV5 Holdings Inc. (a)	54	3,217
Old Dominion Freight Line Inc.	121	17,485
Omega Flex Inc. (b)	185	14,019
Pitney Bowes Inc.	106	729
Proto Labs Inc. (a)	31	3,221
Raven Industries Inc.	22	856
RBC Bearings Inc. (a)	63	8,028
Rush Enterprises Inc. - Class A	162	6,765
Safe Bulkers Inc. (a)	79	115
Saia Inc. (a)	51	3,161
Simpson Manufacturing Co. Inc.	101	5,967
SiteOne Landscape Supply Inc. (a) (b)	162	9,286
Teledyne Technologies Inc. (a)	31	7,444
Tetra Tech Inc.	31	1,846
Titan Machinery Inc. (a)	308	4,788
TransUnion LLC	72	4,798
Trex Co. Inc. (a)	72	4,424
TriNet Group Inc. (a)	55	3,274
Triton International Ltd. - Class A	37	1,155
Turtle Beach Corp. (a) (b)	62	703
Twin Disc Inc. (a)	15	247
US Ecology Inc.	14	779
USA Truck Inc. (a)	20	290
		381,833
Information Technology 28.5%
2U Inc. (a)	121	8,607
Acacia Communications Inc. (a)	42	2,387
ACI Worldwide Inc. (a)	13	422
Ansys Inc. (a)	58	10,516
Arco Platform Ltd. - Class A (a)	108	3,484
ASGN Inc. (a)	14	903
Aspen Technology Inc. (a)	167	17,438
Auto Trader Group Plc	3,655	24,813
Autohome Inc. - Class A - ADR (a) (b)	369	38,793
Avalara Inc. (a)	169	9,404
Badger Meter Inc.	24	1,323
Benefitfocus Inc. (a) (b)	10	507
Black Knight Inc. (a)	209	11,413
Blackline Inc. (a)	292	13,531
Brooks Automation Inc.	456	13,373
Cabot Microelectronics Corp.	14	1,562
CACI International Inc. - Class A (a)	6	1,043
Carbonite Inc. (a)	409	10,156
CEVA Inc. (a)	89	2,412
Ciena Corp. (a)	21	784
Cirrus Logic Inc. (a)	18	760
Cornerstone OnDemand Inc. (a)	300	16,421
Coupa Software Inc. (a)	269	24,514
	Shares/Par[1]	Value ($)
Cypress Semiconductor Corp.	369	5,508
Diodes Inc. (a)	20	684
Endurance International Group Holdings Inc. (a)	70	508
Entegris Inc.	23	831
Envestnet Inc. (a)	76	4,953
Euronet Worldwide Inc. (a)	195	27,808
Everbridge Inc. (a)	48	3,603
EVERTEC Inc.	8	211
EVO Payments Inc. - Class A (a) (b)	147	4,261
Fair Isaac Corp. (a)	27	7,451
Globant SA (a)	113	8,059
HubSpot Inc. (a)	30	4,995
Immersion Corp. (a)	82	690
Inphi Corp. (a)	134	5,859
Integrated Device Technology Inc. (a)	39	1,916
InterDigital Inc.	2	132
InterXion Holding NV (a)	245	16,365
j2 Global Inc.	3	266
Kemet Corp.	7	125
Limelight Networks Inc. (a)	829	2,678
Littelfuse Inc.	58	10,505
LivePerson Inc. (a)	896	26,008
LiveRamp Holdings Inc. (a)	88	4,825
Lumentum Holdings Inc. (a)	13	707
Mesa Laboratories Inc.	23	5,372
Mimecast Ltd. (a)	249	11,801
MKS Instruments Inc.	112	10,432
Monolithic Power Systems Inc.	73	9,945
Nanometrics Inc. (a)	32	985
NAPCO Security Technologies Inc. (a)	15	304
New Relic Inc. (a)	36	3,531
NVE Corp.	127	12,402
OSI Systems Inc. (a)	132	11,523
Paycom Software Inc. (a)	252	47,722
Paylocity Holding Corp. (a)	228	20,376
Plantronics Inc.	38	1,743
Power Integrations Inc.	54	3,813
PROS Holdings Inc. (a)	64	2,701
Pure Storage Inc. - Class A (a)	190	4,150
Q2 Holdings Inc. (a)	165	11,415
Qualys Inc. (a)	4	344
Quantenna Communications Inc. (a)	113	2,754
Rapid7 Inc. (a)	73	3,737
RingCentral Inc. - Class A (a)	278	29,974
Rudolph Technologies Inc. (a)	105	2,402
SailPoint Technologies Holdings Inc. (a)	83	2,378
Science Applications International Corp.	14	1,109
Silicon Laboratories Inc. (a)	117	9,460
SMART Global Holdings Inc. (a)	40	759
SPS Commerce Inc. (a)	129	13,642
Tech Data Corp. (a)	12	1,209
Ultra Clean Holdings Inc. (a) (b)	10	102
Unisys Corp. (a) (b)	26	308
Upland Software Inc. (a)	74	3,121
Viavi Solutions Inc. (a)	353	4,364
Virtusa Corp. (a)	254	13,598
Vishay Intertechnology Inc.	25	461
Vishay Precision Group Inc. (a)	18	611
WEX Inc. (a)	34	6,518
Wix.com Ltd. (a)	85	10,321
WNS Holdings Ltd. - ADR (a)	86	4,592
Workiva Inc. - Class A (a)	64	3,248
Xperi Corp.	15	355
Zendesk Inc. (a)	8	722
Zscaler Inc. (a)	36	2,523
		630,341
Materials 2.2%
Allegheny Technologies Inc. (a)	229	5,858
Ashland Global Holdings Inc.	178	13,893
Balchem Corp.	4	349
Ferro Corp. (a)	222	4,205
FutureFuel Corp.	48	650
HB Fuller Co.	25	1,199
Ingevity Corp. (a)	33	3,483

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Kraton Corp. (a)	27	876
Kronos Worldwide Inc.	41	571
Livent Corp. (a)	175	2,155
Luxfer Holdings Plc	394	9,840
Materion Corp.	9	505
Ramaco Resources Inc. (a) (b)	2	13
Ryerson Holding Corp. (a)	87	748
Tredegar Corp.	28	455
Trinseo SA	37	1,655
Valhi Inc.	78	180
Verso Corp. - Class A (a)	62	1,334
Warrior Met Coal Inc.	11	346
		48,315
Real Estate 0.4%
Americold Realty Trust (b)	26	797
ARMOUR Residential REIT Inc.	156	3,053
Innovative Industrial Properties Inc. (b)	36	2,941
PS Business Parks Inc.	11	1,685
Tanger Factory Outlet Centers Inc.	45	945
		9,421
Utilities 0.3%
American States Water Co.	19	1,370
AquaVenture Holdings Ltd. (a)	162	3,141
New Jersey Resources Corp.	10	506
		5,017
Total Common Stocks (cost $1,877,094)		2,161,117
INVESTMENT COMPANIES 0.1%
iShares Russell 2000 Growth Index Fund (b)	14	2,764
Total Investment Companies (cost $2,721)		2,764
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	40,392	40,392
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	24,054	24,054
Total Short Term Investments (cost $64,446)		64,446
Total Investments 100.8% (cost $1,944,261)		2,228,327
Other Assets and Liabilities, Net (0.8)%		(17,406)
Total Net Assets 100.0%		2,210,921

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 95.5%
Communication Services 2.1%
ATN International Inc.	5	268
Emerald Expositions Events Inc.	630	8,002
Gray Television Inc. (a)	131	2,802
Hemisphere Media Group Inc. - Class A (a)	487	6,872
Intelsat SA (a) (b)	16	247
Marcus Corp.	38	1,525
MSG Networks Inc. - Class A (a)	87	1,882
QuinStreet Inc. (a) (b)	80	1,070
Tegna Inc.	118	1,665
Telephone & Data Systems Inc.	24	726
		25,059
Consumer Discretionary 11.6%
American Eagle Outfitters Inc.	165	3,644
American Outdoor Brands Corp. (a)	41	386
America's Car-Mart Inc. (a)	230	21,003
Beazer Homes USA Inc. (a)	34	394
Big Lots Inc.	139	5,278
Brinker International Inc.	96	4,260
Buckle Inc. (b)	22	412
Callaway Golf Co.	98	1,553
Citi Trends Inc.	24	472
Cooper Tire & Rubber Co.	10	294
Dillard's Inc. - Class A (b)	9	639
Dorman Products Inc. (a) (b)	83	7,311
El Pollo Loco Holdings Inc. (a)	25	331
Extended Stay America Inc. - Class B	329	5,913
Fossil Group Inc. (a) (b)	43	591
Fox Factory Holding Corp. (a)	18	1,237
Gildan Activewear Inc.	395	14,205
Group 1 Automotive Inc.	52	3,360
Helen of Troy Ltd. (a)	131	15,220
KB Home	27	651
Laureate Education Inc. - Class A (a)	11	168
LCI Industries	50	3,830
Liberty Expedia Holdings Inc. - Class A (a)	26	1,124
Malibu Boats Inc. - Class A (a)	159	6,277
Murphy USA Inc. (a)	20	1,713
Office Depot Inc.	1,352	4,909
Rocky Brands Inc.	28	682
Sally Beauty Holdings Inc. (a)	35	653
Shoe Carnival Inc. (b)	70	2,369
Skechers U.S.A. Inc. - Class A (a)	40	1,332
Speedway Motorsports Inc.	15	211
Tower International Inc.	19	399
TRI Pointe Homes Inc. (a)	59	742
Tupperware Brands Corp.	40	1,030
Williams-Sonoma Inc. (b)	182	10,213
Winnebago Industries Inc.	520	16,214
		139,020
Consumer Staples 1.6%
Central Garden & Pet Co. - Class A (a)	53	1,229
Darling Ingredients Inc. (a)	196	4,233
Energizer Holdings Inc.	58	2,624
Hostess Brands Inc. - Class A (a)	163	2,036
John B. Sanfilippo & Son Inc.	72	5,196
Lancaster Colony Corp.	17	2,672
Natural Grocers by Vitamin Cottage Inc. (a)	33	400
Natural Health Trends Corp. (b)	14	177
Seneca Foods Corp. - Class A (a)	9	221
Village Super Market Inc. - Class A	13	361
		19,149
Energy 2.8%
Arch Coal Inc. - Class A (b)	8	728
Archrock Inc.	100	976
Bonanza Creek Energy Inc. (a)	57	1,288
CONSOL Energy Inc. (a)	4	142
CVR Energy Inc.	68	2,817
Denbury Resources Inc. (a) (b)	352	722
FTS International Inc. (a)	148	1,475
Gulfport Energy Corp. (a)	147	1,176
	Shares/Par[1]	Value ($)
Helix Energy Solutions Group Inc. (a)	33	263
Matador Resources Co. (a) (b)	212	4,098
Matrix Service Co. (a)	55	1,083
Newpark Resources Inc. (a)	21	192
Northern Oil and Gas Inc. (a) (b)	58	159
PDC Energy Inc. (a) (b)	110	4,454
Renewable Energy Group Inc. (a) (b)	63	1,391
Ring Energy Inc. (a)	213	1,251
SEACOR Holdings Inc. (a)	21	886
SemGroup Corp. - Class A	26	384
SilverBow Resources Inc. (a)	7	156
Southwestern Energy Co. (a)	296	1,387
Superior Energy Services Inc. (a)	544	2,541
Unit Corp. (a)	97	1,382
World Fuel Services Corp.	183	5,290
		34,241
Financials 19.1%
1st Source Corp.	22	1,007
AG Mortgage Investment Trust Inc.	41	694
American Equity Investment Life Holding Co.	189	5,100
Anworth Mortgage Asset Corp.	262	1,059
Ares Commercial Real Estate Corp.	19	290
BancFirst Corp.	17	900
BancorpSouth Bank	271	7,634
Bank of NT Butterfield & Son Ltd.	68	2,423
Bank OZK	149	4,326
BankUnited Inc.	114	3,820
Banner Corp.	67	3,614
Brown & Brown Inc.	174	5,135
Cadence Bancorp LLC - Class A	176	3,272
Cathay General Bancorp	258	8,770
CBTX Inc.	35	1,152
CenterState Bank Corp.	124	2,944
Cherry Hill Mortgage Investment Corp.	51	884
City Holdings Co.	16	1,253
CNO Financial Group Inc.	98	1,579
Commerce Bancshares Inc.	167	9,692
Community Trust Bancorp Inc.	12	490
Eagle Bancorp Inc. (a)	14	680
Enstar Group Ltd. (a)	52	8,961
Essent Group Ltd. (a)	180	7,812
Farmers National Banc Corp.	10	136
FBL Financial Group Inc. - Class A	8	526
Federated Investors Inc. - Class B	62	1,814
First American Financial Corp.	89	4,584
First Bancshares Inc.	15	473
First Community Bancshares Inc.	10	329
First Defiance Financial Corp.	18	519
First Interstate BancSystem Inc. - Class A	52	2,070
FirstCash Inc.	128	11,063
FNB Corp.	132	1,401
Fulton Financial Corp.	132	2,041
Glacier Bancorp Inc.	217	8,682
Great Ajax Corp.	8	105
Great Western Bancorp Inc.	21	662
Hancock Whitney Co.	57	2,315
Hanmi Financial Corp.	257	5,474
Hanover Insurance Group Inc.	25	2,823
HCI Group Inc. (b)	16	675
Home Bancorp Inc.	8	268
Hope Bancorp Inc.	92	1,198
Independent Bank Corp.	32	2,613
International Bancshares Corp.	18	689
Lakeland Financial Corp.	12	547
LPL Financial Holdings Inc.	46	3,179
Macatawa Bank Corp.	34	336
Merchants Bancorp Inc.	8	168
MFA Financial Inc.	107	780
National Western Life Group Inc. - Class A	19	4,933
NMI Holdings Inc. - Class A (a)	62	1,608
Northrim BanCorp Inc.	7	233
Northwest Bancshares Inc.	89	1,517
Old Second Bancorp Inc.	33	412
PRA Group Inc. (a)	290	7,788

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Radian Group Inc.	122	2,528
RBB Bancorp	16	299
RenaissanceRe Holdings Ltd.	57	8,165
Republic Bancorp Inc. - Class A	7	315
S&T Bancorp Inc.	29	1,160
Safety Insurance Group Inc.	11	984
Sandy Spring Bancorp Inc.	99	3,101
Sierra Bancorp	12	284
Spirit Of Texas Bancshares Inc. (a)	13	284
State Auto Financial Corp.	6	195
TCF Financial Corp.	646	13,355
Tristate Capital Holdings Inc. (a)	44	889
UMB Financial Corp.	6	416
Umpqua Holdings Corp.	545	8,996
Universal Insurance Holdings Inc.	65	2,009
Valley National Bancorp	338	3,236
Virtu Financial Inc. - Class A	192	4,565
Virtus Investment Partners Inc.	95	9,283
Washington Federal Inc.	168	4,850
Webster Financial Corp.	77	3,901
WesBanco Inc.	42	1,653
Wintrust Financial Corp.	24	1,632
WSFS Financial Corp.	59	2,284
		229,836
Health Care 6.7%
Acadia Pharmaceuticals Inc. (a) (b)	127	3,720
Addus HomeCare Corp. (a)	105	6,693
Akebia Therapeutics Inc. (a)	44	364
ArQule Inc. (a) (b)	103	496
Assertio Therapeutics Inc. (a)	101	510
Avanos Medical Inc. (a)	34	1,443
Charles River Laboratories International Inc. (a)	39	5,683
CRISPR Therapeutics AG (a) (b)	20	699
Endo International Plc (a)	65	525
Hill-Rom Holdings Inc.	86	9,093
Innoviva Inc. (a)	97	1,359
Integer Holdings Corp. (a)	12	943
Mallinckrodt Plc (a)	45	989
Medidata Solutions Inc. (a)	91	6,638
MEDNAX Inc. (a)	308	8,368
National Healthcare Corp.	9	691
Natus Medical Inc. (a)	306	7,766
Patterson Cos. Inc.	29	623
Phibro Animal Health Corp. - Class A	11	367
Spectrum Pharmaceuticals Inc. (a)	147	1,574
Syneos Health Inc. - Class A (a)	224	11,591
Utah Medical Products Inc.	5	398
Varex Imaging Corp. (a)	289	9,778
		80,311
Industrials 23.2%
AAR Corp.	38	1,242
Actuant Corp. - Class A	306	7,467
Air Lease Corp. - Class A	338	11,603
Aircastle Ltd.	120	2,425
American Woodmark Corp. (a) (b)	138	11,453
ArcBest Corp.	38	1,172
AZZ Inc.	47	1,923
Beacon Roofing Supply Inc. (a)	227	7,316
CAI International Inc. (a)	15	337
Colfax Corp. (a)	585	17,378
Covenant Transportation Group Inc. - Class A (a)	14	266
CRA International Inc.	6	310
Crane Co.	111	9,393
Donaldson Co. Inc.	151	7,549
Dycom Industries Inc. (a) (b)	172	7,888
Echo Global Logistics Inc. (a)	28	689
EMCOR Group Inc.	193	14,096
EnerSys Inc.	138	8,973
ESCO Technologies Inc.	3	221
FTI Consulting Inc. (a)	59	4,540
Gates Industrial Corp. Plc (a)	516	7,402
Gorman-Rupp Co.	75	2,541
Graco Inc.	52	2,580
Graham Corp.	14	276
	Shares/Par[1]	Value ($)
Great Lakes Dredge & Dock Corp. (a)	54	485
Greenbrier Cos. Inc.	15	468
Hawaiian Holdings Inc.	82	2,157
Heidrick & Struggles International Inc.	19	717
Hertz Global Holdings Inc. (a) (b)	333	5,784
Hexcel Corp.	101	7,013
Hurco Cos. Inc.	8	307
KBR Inc.	121	2,308
Kennametal Inc.	57	2,082
MasTec Inc. (a) (b)	95	4,569
Meritor Inc. (a)	45	911
Mesa Air Group Inc. (a) (b)	60	501
Miller Industries Inc.	7	202
National Presto Industries Inc. (b)	5	498
Navigant Consulting Inc.	69	1,340
NOW Inc. (a) (b)	413	5,761
PGT Innovations Inc. (a)	797	11,045
Pitney Bowes Inc.	215	1,480
Quanex Building Products Corp.	501	7,956
Rexnord Corp. (a)	30	749
Rush Enterprises Inc. - Class A	155	6,460
Safe Bulkers Inc. (a)	282	412
SkyWest Inc.	26	1,401
SP Plus Corp. (a)	430	14,685
SPX Corp. (a)	169	5,877
Steelcase Inc. - Class A	742	10,802
Sterling Construction Co. Inc. (a)	42	528
Team Inc. (a) (b)	124	2,176
Teledyne Technologies Inc. (a)	11	2,671
Thermon Group Holdings Inc. (a)	413	10,118
TriMas Corp. (a)	35	1,048
Triton International Ltd. - Class A	93	2,881
Twin Disc Inc. (a)	15	248
UniFirst Corp.	95	14,582
USA Truck Inc. (a)	16	236
Vectrus Inc. (a)	48	1,286
Veritiv Corp. (a)	13	329
WESCO International Inc. (a)	154	8,164
Woodward Governor Co.	109	10,334
		279,611
Information Technology 10.4%
Avaya Holdings Corp. (a)	137	2,307
Cabot Microelectronics Corp.	76	8,543
CACI International Inc. - Class A (a)	21	3,866
Cass Information Systems Inc.	244	11,527
Ciena Corp. (a)	115	4,307
Cirrus Logic Inc. (a)	26	1,111
Cohu Inc.	273	4,022
Control4 Corp. (a)	160	2,704
Diodes Inc. (a)	29	998
Ebix Inc. (b)	87	4,282
Entegris Inc.	181	6,456
ePlus Inc. (a)	39	3,444
EVERTEC Inc.	31	870
Fabrinet (a)	12	635
FLIR Systems Inc.	86	4,111
II-VI Inc. (a)	94	3,485
Infinera Corp. (a) (b)	189	821
Insight Enterprises Inc. (a)	33	1,819
InterDigital Inc.	25	1,636
Kemet Corp.	66	1,127
Kulicke & Soffa Industries Inc.	173	3,816
Manhattan Associates Inc. (a)	283	15,607
MongoDB Inc. - Class A (a) (b)	29	4,212
Monotype Imaging Holdings Inc.	24	483
MTS Systems Corp.	74	4,019
NCR Corp. (a)	68	1,851
NetGear Inc. (a)	11	375
NVE Corp.	6	631
Photronics Inc. (a)	101	956
Plexus Corp. (a)	189	11,495
Sanmina Corp. (a)	43	1,233
Secureworks Corp. - Class A (a) (b)	13	244
Tech Data Corp. (a)	85	8,749

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Vishay Intertechnology Inc.	168	3,109
		124,851
Materials 5.9%
AK Steel Holding Corp. (a) (b)	905	2,489
Allegheny Technologies Inc. (a)	15	392
Boise Cascade Co.	27	714
Cleveland-Cliffs Inc. (b)	161	1,606
Commercial Metals Co.	64	1,087
FutureFuel Corp.	20	274
HB Fuller Co.	197	9,602
Hecla Mining Co. (b)	1,262	2,902
Louisiana-Pacific Corp.	14	336
PolyOne Corp.	104	3,059
Reliance Steel & Aluminum Co.	147	13,268
Schnitzer Steel Industries Inc. - Class A	83	2,004
Schweitzer-Mauduit International Inc.	414	16,038
Stepan Co.	6	537
Summit Materials Inc. - Class A (a) (b)	323	5,127
Tredegar Corp.	20	318
Trinseo SA	31	1,405
Tronox Holdings Plc (b)	548	7,218
Valhi Inc.	127	293
Verso Corp. - Class A (a)	58	1,232
Warrior Met Coal Inc.	43	1,310
		71,211
Real Estate 8.4%
Agree Realty Corp.	74	5,128
Arbor Realty Trust Inc. (b)	105	1,358
ARMOUR Residential REIT Inc.	165	3,218
Braemar Hotels & Resorts Inc.	140	1,707
Brandywine Realty Trust	173	2,742
Consolidated-Tomoka Land Co.	5	272
CubeSmart	166	5,303
Dynex Capital Inc.	177	1,080
Getty Realty Corp.	160	5,130
Gladstone Commercial Corp.	82	1,707
Global Healthcare REIT Inc.	44	428
Global Net Lease Inc.	81	1,537
Hersha Hospitality Trust	14	239
HFF Inc. - Class A	370	17,677
Highwoods Properties Inc.	25	1,164
Independence Realty Trust Inc.	197	2,130
Invesco Mortgage Capital Inc.	64	1,013
Jernigan Capital Inc.	68	1,439
Jones Lang LaSalle Inc.	85	13,059
Kite Realty Group Trust	199	3,185
Lexington Realty Trust	378	3,425
Mack-Cali Realty Corp.	232	5,161
National Health Investors Inc.	20	1,543
New York Mortgage Trust Inc. (b)	104	634
One Liberty Properties Inc.	19	542
Pebblebrook Hotel Trust	27	845
Pennymac Mortgage Investment Trust	105	2,174
Piedmont Office Realty Trust Inc. - Class A	23	471
PS Business Parks Inc.	52	8,230
QTS Realty Trust Inc. - Class A	46	2,062
Ready Capital Corp.	22	330
RLJ Lodging Trust	37	651
Safehold Inc. (b)	6	121
Sunstone Hotel Investors Inc.	49	709
Terreno Realty Corp	58	2,456
Washington Prime Group Inc. (b)	286	1,617
Western Asset Mortgage Capital Corp.	56	575
		101,062
Utilities 3.7%
Allete Inc.	36	2,889
Avista Corp.	18	745
Black Hills Corp.	61	4,553
California Water Service Group	26	1,426
Chesapeake Utilities Corp.	10	926
Clearway Energy Inc. - Class C	73	1,100
El Paso Electric Co.	23	1,380
IDACORP Inc.	42	4,139
MGE Energy Inc.	7	482
	Shares/Par[1]	Value ($)
New Jersey Resources Corp.	55	2,722
ONE Gas Inc.	46	4,068
Otter Tail Corp.	31	1,550
PNM Resources Inc.	114	5,396
Portland General Electric Co.	129	6,695
Southwest Gas Corp.	32	2,604
Spire Inc.	43	3,501
Unitil Corp.	8	438
		44,614
Total Common Stocks (cost $1,137,948)		1,148,965
INVESTMENT COMPANIES 0.3%
iShares Russell 2000 Value ETF (b)	30	3,621
Total Investment Companies (cost $3,638)		3,621
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	51,764	51,764
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	16,093	16,093
Total Short Term Investments (cost $67,857)		67,857
Total Investments 101.4% (cost $1,209,443)		1,220,443
Other Assets and Liabilities, Net (1.4)%		(16,565)
Total Net Assets 100.0%		1,203,878

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.7%
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23 (a)	1,880	1,938
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-A3-HE1, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 01/25/36 (b)	24	24
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-AQ2, REMIC, 3.22%, (1M USD LIBOR + 0.74%), 09/25/35 (b)	2,430	2,419
Series 2006-1M3-HE1, REMIC, 2.95%, (1M USD LIBOR + 0.46%), 12/25/35 (b)	1,600	1,571
Chase Issuance Trust
Series 2016-A-A2, 1.37%, 06/17/19	6,210	6,193
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.00%, 09/12/24 (b)	13,593	619
Interest Only, Series 2015-XA-GC27, REMIC, 1.38%, 12/12/24 (b)	7,868	486
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.33%, 01/12/23 (a) (b)	14,500	185
Interest Only, Series 2013-XB-CR6, REMIC, 0.54%, 02/10/23 (b)	2,500	49
Interest Only, Series 2014-XA-LC15, REMIC, 1.23%, 03/12/24 (b)	18,520	834
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 05/10/24 (b)	15,033	610
Interest Only, Series 2014-XA-CR16, REMIC, 1.08%, 04/10/47 (b)	13,517	533
Interest Only, Series 2014-XA-UBS6, REMIC, 0.94%, 12/10/47 (b)	12,294	473
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 3.61%, (1M USD LIBOR + 1.13%), 09/25/33 (b)	452	441
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 6.14%, (1M USD LIBOR + 3.65%), 09/25/29 (b)	5,574	6,006
Series 2017-2M2-C04, 5.34%, (1M USD LIBOR + 2.85%), 11/26/29 (b)	1,553	1,606
Series 2017-1M2-C03, REMIC, 5.49%, (1M USD LIBOR + 3.00%), 10/25/29 (b)	4,440	4,687
Series 2017-1M2-C06, REMIC, 5.14%, (1M USD LIBOR + 2.65%), 02/25/30 (b)	5,350	5,499
Series 2017-2M2-C06, REMIC, 5.29%, (1M USD LIBOR + 2.80%), 02/25/30 (b)	1,700	1,749
Series 2018-2M2-C02, REMIC, 4.69%, (1M USD LIBOR + 2.20%), 08/26/30 (b)	4,340	4,314
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.80%, 08/25/27 (a) (c)	1,921	1,581
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 0.85%, 05/10/50 (b)	20,168	702
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.03%, 01/12/24 (b)	18,148	717
Interest Only, Series 2014-XA-GC26, REMIC, 1.01%, 11/10/47 (b)	14,408	631
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 4.09%, (1M USD LIBOR + 1.60%), 02/25/35 (b)	98	98
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-ACC1, REMIC, 2.73%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	—	—
Mercedes-Benz Auto Receivables Trust
Series 2018-A2A-1, 2.71%, 02/18/20	5,372	5,374
Navient Student Loan Trust
Series 2018-A1-3A, 2.76%, (1M USD LIBOR + 0.27%), 06/25/20 (a) (b)	662	662
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.86%, (1M USD LIBOR + 0.37%), 03/25/36 (b)	3,490	3,449
Nissan Auto Receivables Owner Trust
Series 2018-A2A-B, 2.76%, 07/15/21	7,500	7,504
	Shares/Par[1]	Value ($)
Permanent Master Issuer Plc
Series 2018-1A1-1A, 3.17%, (3M USD LIBOR + 0.38%), 10/15/20 (a) (b)	750	747
RAMP Trust
Series 2005-M3-RZ4, REMIC, 3.27%, (1M USD LIBOR + 0.52%), 11/25/35 (b)	3,190	3,173
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.61%, (1M USD LIBOR + 1.13%), 06/25/33 (b)	87	89
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 3.27%, (1M USD LIBOR + 0.78%), 02/25/35 (b)	3,524	3,511
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 3.13%, (1M USD LIBOR + 0.65%), 05/25/35 (b)	32	32
Toyota Auto Receivables Owner Trust
Series 2018-A2A-B, 2.64%, 03/15/21	2,949	2,948
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	2,759	2,749
Series 2017-A-1A, 2.06%, 09/20/21 (a)	5,000	4,984
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.07%, 08/15/47 (b)	14,493	580
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.24%, 03/15/47 (b)	8,624	392
World Omni Auto Receivables Trust
Series 2019-A3-A, 3.04%, 10/15/22	2,350	2,369
Total Non-U.S. Government Agency Asset-Backed Securities (cost $80,390)		82,528
CORPORATE BONDS AND NOTES 46.4%
Communication Services 5.2%
AMC Entertainment Inc.
5.88%, 02/15/22 (d)	220	224
AMC Networks Inc.
5.00%, 04/01/24	520	523
AT&T Inc.
5.45%, 03/01/47	3,730	3,987
4.50%, 03/09/48	2,125	1,998
Cable One Inc.
5.75%, 06/15/22 (a)	710	722
CCO Holdings LLC
5.25%, 09/30/22	340	346
5.13%, 05/01/23 (a)	2,000	2,046
CenturyLink Inc.
6.45%, 06/15/21	590	614
Comcast Corp.
4.00%, 08/15/47	1,375	1,343
4.95%, 10/15/58	2,895	3,202
CSC Holdings LLC
6.75%, 11/15/21	365	390
5.13%, 12/15/21 (a)	1,200	1,202
5.38%, 07/15/23 (a)	260	265
5.50%, 05/15/26 (a)	1,000	1,029
DISH DBS Corp.
6.75%, 06/01/21	640	660
Embarq Corp.
8.00%, 06/01/36	260	253
Frontier Communications Corp.
11.00%, 09/15/25	950	626
Gannett Co. Inc.
5.13%, 10/15/19	480	481
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (d)	1,500	1,331
Liquid Telecommunications Financing Plc
8.50%, 07/13/22	200	206
Live Nation Entertainment Inc.
4.88%, 11/01/24 (a)	500	503
Numericable - SFR SA
7.38%, 05/01/26 (a)	1,570	1,539
Qwest Corp.
6.75%, 12/01/21	670	710
Sirius XM Radio Inc.
4.63%, 05/15/23 (a)	345	349

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
6.00%, 07/15/24 (a)	1,100	1,140
Sprint Corp.
7.63%, 03/01/26	1,690	1,715
Sprint Nextel Corp.
7.00%, 08/15/20	435	451
Telefonica Emisiones SAU
5.52%, 03/01/49	2,395	2,506
T-Mobile USA Inc.
4.00%, 04/15/22 (d)	225	228
6.00%, 03/01/23	1,200	1,233
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	400	411
Univision Communications Inc.
6.75%, 09/15/22 (a)	640	650
5.13%, 05/15/23 (a)	270	256
Verizon Communications Inc.
4.52%, 09/15/48	2,545	2,616
Zayo Group LLC
6.00%, 04/01/23	440	446
6.38%, 05/15/25	160	161
		36,362
Consumer Discretionary 2.2%
1011778 B.C. Unltd. Liability Co.
4.63%, 01/15/22 (a)	105	105
4.25%, 05/15/24 (a)	1,050	1,039
Altice SA
7.75%, 05/15/22 (a) (d)	1,790	1,790
AMC Entertainment Inc.
5.75%, 06/15/25	550	514
Aramark Services Inc.
5.13%, 01/15/24 (a)	480	493
Boyd Gaming Corp.
6.38%, 04/01/26	750	777
Cedar Fair LP
5.38%, 06/01/24	490	501
Eldorado Resorts Inc.
6.00%, 09/15/26	250	253
GLP Capital LP
4.88%, 11/01/20	490	499
HD Supply Inc.
5.38%, 10/15/26 (a)	240	245
Hilton Worldwide Finance LLC
4.63%, 04/01/25	240	243
KFC Holding Co.
5.25%, 06/01/26 (a)	480	485
Lamar Media Corp.
5.00%, 05/01/23	250	254
Lennar Corp.
5.38%, 10/01/22	440	460
4.88%, 12/15/23	1,000	1,031
Meritage Homes Corp.
7.15%, 04/15/20	215	222
MGM Resorts International
6.63%, 12/15/21	1,415	1,515
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	715	724
Netflix Inc.
5.50%, 02/15/22	490	514
Next Plc
3.63%, 05/18/28, GBP	640	849
Nielsen Finance LLC
4.50%, 10/01/20	250	250
Penske Automotive Group Inc.
3.75%, 08/15/20	345	345
5.75%, 10/01/22	250	255
Schaeffler Verwaltung Zwei GmbH
5.25%, 09/15/23 (a) (e)	400	400
Service Corp. International
5.38%, 05/15/24	480	493
ServiceMaster Co. LLC
5.13%, 11/15/24 (a)	250	252
Taylor Morrison Communities Inc.
5.25%, 04/15/21 (a)	330	330
5.63%, 03/01/24 (a)	260	257
	Shares/Par[1]	Value ($)
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	520	514
		15,609
Consumer Staples 2.9%
Albertsons Cos. LLC
5.75%, 03/15/25	550	523
Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	1,375	1,376
4.60%, 04/15/48	1,525	1,467
4.75%, 04/15/58	2,630	2,505
5.80%, 01/23/59	4,795	5,331
BAT Capital Corp.
4.54%, 08/15/47	2,060	1,810
Cencosud SA
4.38%, 07/17/27 (a)	460	438
Edgewell Personal Care Co.
4.70%, 05/24/22	530	533
Grupo Bimbo SAB de CV
4.70%, 11/10/47 (a)	2,880	2,785
JBS Investments GmbH
7.25%, 04/03/24	400	412
Kroger Co.
5.40%, 01/15/49	2,140	2,221
Marfrig Holdings Europe BV
8.00%, 06/08/23	400	412
Minerva Luxembourg SA
6.50%, 09/20/26	310	305
Post Holdings Inc.
5.50%, 03/01/25 (a)	530	536
		20,654
Energy 7.4%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29 (a)	200	199
4.60%, 11/02/47 (a)	640	661
Antero Resources Corp.
5.13%, 12/01/22	350	352
Antero Resources Midstream Management LLC
5.38%, 09/15/24	500	505
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	209	229
7.00%, 11/01/26 (a)	780	749
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,620	1,953
4.95%, 06/01/47	1,200	1,309
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	490	533
Cheniere Energy Partners LP
5.25%, 10/01/25	750	767
Chesapeake Energy Corp.
6.63%, 08/15/20	220	227
6.13%, 02/15/21	1,020	1,051
Concho Resources Inc.
4.88%, 10/01/47	1,675	1,777
Crestwood Midstream Partners LP
6.25%, 04/01/23 (c)	500	514
DCP Midstream LLC
5.60%, 04/01/44	290	280
Energy Transfer LP
5.80%, 06/15/38	2,335	2,480
Energy Transfer Operating LP
7.50%, 10/15/20	450	479
6.25%, 04/15/49	1,760	1,974
Energy Transfer Partners LP
6.63%, (callable at 100 beginning 02/15/28) (f)	3,465	3,281
EP Energy LLC
6.38%, 06/15/23	750	157
Gazprom OAO Via Gaz Capital SA
5.15%, 02/11/26 (a)	1,095	1,113
KazMunayGas National Co. JSC
5.38%, 04/24/30 (a)	499	524
5.75%, 04/19/47	630	656
5.75%, 04/19/47 (a)	200	209
6.38%, 10/24/48 (a) (d)	710	775

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	2,825	2,924
Kinder Morgan Inc.
5.55%, 06/01/45	2,865	3,129
Marathon Oil Corp.
4.40%, 07/15/27	5,430	5,595
MPLX LP
4.70%, 04/15/48	3,635	3,481
NuStar Logistics LP
4.80%, 09/01/20	250	253
4.75%, 02/01/22	950	960
Oasis Petroleum Inc.
6.88%, 03/15/22	340	343
Oil & Gas Holding Co. BSC
8.38%, 11/07/28 (a)	200	224
Peru LNG Srl
5.38%, 03/22/30 (a)	200	208
Petrobras Global Finance BV
6.90%, 03/19/49	116	115
Petroleos del Peru SA
4.75%, 06/19/32 (a)	400	410
Petroleos Mexicanos
5.35%, 02/12/28	198	184
6.50%, 01/23/29 - 06/02/41	1,362	1,255
6.38%, 01/23/45	122	108
6.75%, 09/21/47	282	259
6.35%, 02/12/48	103	91
Precision Drilling Corp.
5.25%, 11/15/24	570	535
Range Resources Corp.
5.00%, 08/15/22	500	495
Rio Energy SA
6.88%, 02/01/25 (a)	150	114
Rockies Express Pipeline LLC
5.63%, 04/15/20 (a)	240	246
SemGroup Corp.
5.63%, 11/15/23	270	253
SM Energy Co.
5.00%, 01/15/24	520	482
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	1,350	1,512
6.88%, 03/24/26 (a)	206	232
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	740	757
6.95%, 03/18/30	410	462
Summit Midstream Holdings LLC
5.50%, 08/15/22	335	332
5.75%, 04/15/25	250	236
Targa Resources Partners LP
5.25%, 05/01/23	340	346
4.25%, 11/15/23	1,050	1,048
Total SA
2.71%, (callable at 100 beginning 05/05/23), EUR (f)	1,375	1,621
Tullow Oil Plc
7.00%, 03/01/25 (a)	200	200
Whiting Petroleum Corp.
5.75%, 03/15/21	750	758
WPX Energy Inc.
5.25%, 09/15/24	260	263
		52,185
Energy 0.0%
DCP Midstream LLC
5.35%, 03/15/20 (a)	150	153
Financials 14.9%
AerCap Ireland Capital DAC
4.45%, 10/01/25	3,120	3,151
Ally Financial Inc.
8.00%, 03/15/20	1,880	1,965
4.13%, 02/13/22 (d)	225	227
Antero Resources Finance Corp.
5.38%, 11/01/21	225	227
Ardagh Packaging Finance Plc
4.25%, 09/15/22 (a)	555	555
	Shares/Par[1]	Value ($)
6.00%, 02/15/25 (a)	800	799
AXA Equitable Holdings Inc.
5.00%, 04/20/48	2,380	2,326
Banco de Credito e Inversiones
3.50%, 10/12/27 (a)	200	194
Banco Santander SA
3.80%, 02/23/28	1,805	1,751
Bank of America Corp.
2.74%, 01/23/22	2,530	2,520
3.71%, 04/24/28	2,495	2,507
3.97%, 03/05/29	1,920	1,955
4.33%, 03/15/50	2,870	2,960
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	405	415
CDW LLC
5.00%, 09/01/23	490	500
Chinalco Capital Holdings Ltd.
4.25%, 04/21/22	200	197
CIT Group Inc.
5.00%, 08/15/22	970	1,012
Citigroup Inc.
3.89%, 01/10/28 (b)	3,615	3,673
3.52%, 10/27/28	1,385	1,362
CNH Industrial Capital LLC
4.38%, 04/05/22	490	504
Corporacion Financiera de Desarrollo SA
5.25%, 07/15/29 (a) (b)	408	426
CSN Resources SA
6.50%, 07/21/20 (d)	230	229
Dell EMC
5.88%, 06/15/21 (a)	150	153
5.45%, 06/15/23 (a)	3,630	3,863
6.02%, 06/15/26 (a)	2,365	2,544
Development Bank of Mongolia LLC
7.25%, 10/23/23	200	208
7.25%, 10/23/23 (a)	200	208
E.On International Finance BV
6.38%, 06/07/32, GBP	470	850
General Motors Financial Co. Inc.
5.10%, 01/17/24	2,335	2,427
Goldman Sachs Group Inc.
2.60%, 04/23/20	1,265	1,262
3.69%, 06/05/28 (b)	2,410	2,384
3.81%, 04/23/29	4,565	4,525
4.02%, 10/31/38	2,080	1,995
5.15%, 05/22/45	1,330	1,411
GTH Finance BV
7.25%, 04/26/23	410	438
Huarong Finance Co. Ltd.
4.00%, (callable at 100 beginning 11/07/22) (f)	200	194
4.50%, (callable at 100 beginning 01/24/22) (f)	200	199
JPMorgan Chase Bank NA
3.88%, 07/24/38 (b)	1,940	1,907
Jyske Realkredit A/S
2.00%, 10/01/47, DKK	4,859	755
Level 3 Financing Inc.
5.38%, 01/15/24	750	765
LPL Holdings Inc.
5.75%, 09/15/25 (a)	520	527
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (f)	1,405	1,410
3.59%, 07/22/28 (b)	4,255	4,225
MSCI Inc.
5.25%, 11/15/24 (a)	490	508
Nationwide Building Society
4.30%, 03/08/29 (a) (d)	1,135	1,150
Navient Corp.
4.88%, 06/17/19	1,865	1,868
NGG Finance Plc
5.63%, 06/18/73, GBP	1,730	2,414
Nielsen Co.
5.50%, 10/01/21 (a)	340	341
Nielsen Finance LLC
5.00%, 04/15/22 (a)	750	741

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Nykredit Realkredit A/S
2.00%, 10/01/47, DKK	50,938	7,939
OUTFRONT Media Capital LLC
5.88%, 03/15/25	250	257
Petrobras Global Finance BV
7.38%, 01/17/27	512	564
QNB Finansbank AS
6.88%, 09/07/24 (a)	248	239
Realkredit Danmark A/S
2.00%, 10/01/47, DKK	40,844	6,345
SABIC Capital II BV
4.00%, 10/10/23 (a)	200	204
Sasol Financing USA LLC
5.88%, 03/27/24	200	212
6.50%, 09/27/28	200	217
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	2,970	2,937
3.20%, 09/23/26	2,785	2,693
SLM Corp.
5.50%, 01/25/23	455	458
Springleaf Finance Corp.
6.13%, 05/15/22	1,500	1,556
5.63%, 03/15/23	345	350
Starwood Property Trust Inc.
3.63%, 02/01/21	250	250
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	198
5.13%, 05/03/22 (a)	200	182
Thames Water Utilities Cayman Finance Ltd.
1.88%, 01/24/24, GBP	655	843
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (a)	200	209
Turkiye Ihracat Kredi Bankasi AS
6.13%, 05/03/24	350	314
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (a)	280	282
VICI Properties 1 LLC
8.00%, 10/15/23	200	219
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (a)	400	407
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	308
6.03%, 07/05/22	380	394
Volkswagen International Finance NV
3.38%, (callable at 100 beginning 06/27/24), EUR (f)	4,300	4,746
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (f) (g)	3,720	3,331
ZF North America Capital Inc.
4.00%, 04/29/20 (a)	300	301
		104,682
Financials 0.1%
Toll Brothers Finance Corp.
5.88%, 02/15/22	320	337
Health Care 3.8%
AbbVie Inc.
4.70%, 05/14/45	2,385	2,297
Acadia Pharmaceuticals Inc.
5.63%, 02/15/23	530	536
Bayer AG
2.38%, 04/02/75, EUR	1,325	1,449
Centene Corp.
4.75%, 05/15/22	750	763
CVS Health Corp.
4.30%, 03/25/28	2,315	2,348
5.05%, 03/25/48	5,865	5,915
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	245	250
Halfmoon Parent Inc.
4.80%, 08/15/38 (a)	2,070	2,128
HCA Inc.
5.88%, 03/15/22	435	466
5.25%, 04/15/25 - 06/15/26	3,510	3,767
	Shares/Par[1]	Value ($)
7.69%, 06/15/25	1,350	1,533
Hologic Inc.
4.38%, 10/15/25 (a)	240	239
Iqvia Ltd.
5.00%, 10/15/26 (a)	500	510
Mednax Inc.
6.25%, 01/15/27 (a)	250	253
Quintiles Transnational Corp.
4.88%, 05/15/23 (a)	340	346
Tenet Healthcare Corp.
6.75%, 06/15/23	1,000	1,030
Universal Health Services Inc.
4.75%, 08/01/22 (a)	340	344
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	435	450
5.88%, 05/15/23 (a)	1,270	1,286
Vizient Inc.
10.38%, 03/01/24 (a)	385	418
WellCare Health Plans Inc.
5.38%, 08/15/26 (a)	490	513
		26,841
Industrials 2.9%
ADT Security Corp.
6.25%, 10/15/21	325	341
4.88%, 07/15/32 (a)	650	527
Advanced Disposal Services Inc.
5.63%, 11/15/24 (a)	500	508
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/48 (a)	222	244
Aircastle Ltd.
6.25%, 12/01/19	480	491
Arconic Inc.
6.15%, 08/15/20	220	227
BBA US Holdings Inc.
5.38%, 05/01/26 (a)	500	515
Beacon Roofing Supply Inc.
6.38%, 10/01/23	220	229
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d) (f)	6,996	6,532
Hertz Corp.
5.88%, 10/15/20	225	225
7.63%, 06/01/22 (a)	750	768
IHS Markit Ltd.
5.00%, 11/01/22 (a)	480	500
Indika Energy Capital III Pte Ltd.
5.88%, 11/09/24	400	381
Masonite International Corp.
5.63%, 03/15/23 (a)	490	502
Mexico City Airport Trust
5.50%, 07/31/47 (a)	200	185
Nielsen Co. Luxembourg SARL
5.00%, 02/01/25 (a)	250	241
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (a)	465	462
5.25%, 08/15/22 (a)	1,500	1,537
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	803	844
RBS Global Inc.
4.88%, 12/15/25 (a)	250	248
RR Donnelley & Sons Co.
7.63%, 06/15/20	255	260
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	400	424
Stevens Holding Co. Inc.
6.13%, 10/01/26 (a)	490	505
Suzano Austria GmbH
7.00%, 03/16/47 (a)	221	246
Toll Brothers Finance Corp.
4.38%, 04/15/23	520	522
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 03/14/26 (a)	200	193
United Rentals North America Inc.
5.75%, 11/15/24	250	257

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Westinghouse Air Brake Technologies Corp.
4.15%, 03/15/24 (h)	2,215	2,251
		20,165
Information Technology 2.1%
Amkor Technology Inc.
6.38%, 10/01/22	490	498
Apple Inc.
4.65%, 02/23/46	2,415	2,730
CDK Global Inc.
4.88%, 06/01/27	530	529
CommScope Inc.
5.00%, 06/15/21 (a)	340	341
CommScope Technologies LLC
6.00%, 06/15/25 (a)	530	515
EMC Corp.
2.65%, 06/01/20	530	526
First Data Corp.
5.38%, 08/15/23 (a)	340	348
5.00%, 01/15/24 (a)	750	770
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	2,260	2,282
Inception Merger Sub Inc.
8.63%, 11/15/24 (a)	300	270
Infor Software Parent LLC
7.88%, 05/01/21 (a) (e)	490	491
j2 Cloud Services LLC
6.00%, 07/15/25 (a)	250	260
Microchip Technology Inc.
4.33%, 06/01/23 (a)	2,950	3,015
Nuance Communications Inc.
6.00%, 07/01/24	480	494
NXP BV
4.13%, 06/01/21 (a)	500	509
Open Text Corp.
5.63%, 01/15/23 (a)	335	344
5.88%, 06/01/26 (a)	250	261
West Corp.
8.50%, 10/15/25 (a)	600	516
Western Digital Corp.
4.75%, 02/15/26	270	257
		14,956
Materials 2.5%
Anglo American Capital Plc
4.50%, 03/15/28 (a)	1,665	1,664
Ball Corp.
4.38%, 12/15/20	490	498
Berry Plastics Corp.
5.50%, 05/15/22	220	223
5.13%, 07/15/23	490	498
Big River Steel LLC
7.25%, 09/01/25 (a)	245	256
BWAY Holding Co.
5.50%, 04/15/24 (a)	490	487
Cemex SAB de CV
7.75%, 04/16/26	200	218
China Minmetals Corp.
3.75%, (callable at 100 beginning 11/13/22) (f)	644	628
4.45%, (callable at 100 beginning 05/13/21) (f)	210	211
CNAC HK Synbridge Co. Ltd.
5.13%, 03/14/28	410	441
Codelco
6.15%, 10/24/36	190	234
Crown Americas LLC
4.50%, 01/15/23	490	495
DowDuPont Inc.
4.73%, 11/15/28	1,340	1,447
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	875	877
Freeport-McMoRan Inc.
3.88%, 03/15/23	615	606
5.45%, 03/15/43	1,200	1,049
Graphic Packaging International Inc.
4.75%, 04/15/21	225	228
4.88%, 11/15/22	490	500
	Shares/Par[1]	Value ($)
Hudbay Minerals Inc.
7.25%, 01/15/23 (a)	335	347
7.63%, 01/15/25 (a)	240	247
Indonesia Asahan Aluminium Persero PT
6.76%, 11/15/48	600	691
NOVA Chemicals Corp.
5.25%, 08/01/23 (a)	340	344
4.88%, 06/01/24 (a)	1,050	1,031
Novelis Corp.
6.25%, 08/15/24 (a)	490	501
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (a)	470	482
Reynolds Group Holdings Inc.
6.88%, 02/15/21	336	337
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	455	463
Rusal Capital DAC
5.13%, 02/02/22	200	196
Sealed Air Corp.
4.88%, 12/01/22 (a)	440	454
Steel Dynamics Inc.
5.25%, 04/15/23	240	244
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200	213
Teck Resources Ltd.
4.75%, 01/15/22	100	103
6.25%, 07/15/41	530	566
Vedanta Resources Plc
8.25%, 06/07/21	200	207
VM Holding SA
5.38%, 05/04/27 (a)	638	657
WR Grace & Co.-Conn
5.13%, 10/01/21 (a)	240	248
		17,891
Real Estate 0.5%
Equinix Inc.
5.88%, 01/15/26	240	253
Iron Mountain Inc.
4.38%, 06/01/21 (a)	115	116
6.00%, 08/15/23	980	1,007
MPT Operating Partnership LP
5.50%, 05/01/24	970	992
Realogy Holdings Corp.
5.25%, 12/01/21 (a)	340	343
Unibail-Rodamco SE
2.13%, (callable at 100 beginning 10/25/23), EUR (f) (h)	700	779
		3,490
Utilities 1.9%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	198	220
Agua y Saneamientos Argentinos SA
6.63%, 02/01/23	210	160
Calpine Corp.
6.00%, 01/15/22 (a)	1,220	1,236
Centrica Plc
3.00%, 04/10/76, EUR (h)	1,400	1,574
Dynegy Inc.
7.63%, 11/01/24	900	953
EnBW Energie Baden-Wurttemberg AG
3.63%, 04/02/76, EUR (d)	2,580	3,028
Enel SpA
6.63%, 09/15/76, GBP	460	642
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	340	335
7.13%, 02/11/25	219	217
7.13%, 02/11/25 (a)	200	198
Israel Electric Corp. Ltd.
4.25%, 08/14/28	203	204
NRG Energy Inc.
6.63%, 01/15/27	1,200	1,292
Perusahaan Listrik Negara PT
5.45%, 05/21/28 (a)	200	214
6.15%, 05/21/48 (a)	500	556

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SSE Plc
2.38%, (callable at 50 beginning 04/01/21), EUR (d) (f)	1,995	2,247
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)	250	260
		13,336
Total Corporate Bonds And Notes (cost $321,003)		326,661
SENIOR LOAN INTERESTS 1.5%
Communication Services 0.1%
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (b)	720	709
Term Loan B-4, 6.99%, (3M LIBOR + 4.50%), 01/14/24 (b)	45	45
Sprint Communications Inc.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (b)	131	129
Syniverse Holdings Inc.
2nd Lien Term Loan, 11.48%, (3M LIBOR + 9.00%), 02/09/24 (b)	85	66
		949
Consumer Discretionary 0.4%
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (b)	953	930
Cumulus Media New Holdings Inc.
Term Loan, 7.00%, (3M LIBOR + 4.50%), 05/15/22 (b)	397	389
Numericable Group SA
Term Loan B-11, 5.24%, (3M LIBOR + 2.75%), 07/31/25 (b)	815	757
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (b)	150	149
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (b)	806	758
		2,983
Energy 0.0%
Gavilan Resources LLC
2nd Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 02/24/24 (b)	270	210
Financials 0.2%
Asurion LLC
Term Loan B-7, 5.50%, (3M LIBOR + 3.00%), 11/15/24 (b)	611	606
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (b) (i)	785	783
		1,389
Health Care 0.2%
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (b)	1,004	993
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (b)	571	567
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 11/26/25 (b)	19	19
		1,579
Industrials 0.2%
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (b)	616	610
Crosby US Acquisition Corp.
1st Lien Term Loan, 5.49%, (1M LIBOR + 3.00%), 11/07/20 (b)	572	556
2nd Lien Term Loan, 8.49%, (1M LIBOR + 6.00%), 11/07/21 (b) (j)	40	39
		1,205
Information Technology 0.2%
Hyland Software Inc.
2nd Lien Term Loan, 9.50%, (3M LIBOR + 7.00%), 05/24/25 (b)	125	125
	Shares/Par[1]	Value ($)
IGT Holding IV AB
Term Loan B, 6.56%, (3M LIBOR + 3.75%), 07/24/24 (b) (j)	140	137
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.74%, (1M LIBOR + 3.00%), 11/03/23 (b)	916	856
		1,118
Materials 0.1%
Reynolds Group Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (b)	876	864
Utilities 0.1%
Nautilus Power LLC
Term Loan B, 6.74%, (3M LIBOR + 4.25%), 04/28/24 (b)	391	390
Total Senior Loan Interests (cost $10,950)		10,687
GOVERNMENT AND AGENCY OBLIGATIONS 53.7%
Collateralized Mortgage Obligations 3.9%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 5.14%, (1M USD LIBOR + 2.65%), 12/26/29 (b)	3,270	3,367
Series 2017-M2-DNA1, REMIC, 5.74%, (1M USD LIBOR + 3.25%), 07/25/29 (b)	1,810	1,931
Series 2017-M2-DNA2, REMIC, 5.94%, (1M USD LIBOR + 3.45%), 10/25/29 (b)	4,960	5,333
Series 2017-M2-DNA3, REMIC, 4.99%, (1M USD LIBOR + 2.50%), 03/25/30 (b)	5,672	5,811
Series 2018-M2-HQA1, REMIC, 4.79%, (1M USD LIBOR + 2.30%), 09/25/30 (b)	2,810	2,804
Federal National Mortgage Association
Series 2017-1M2-C07, REMIC, 4.89%, (1M USD LIBOR + 2.40%), 05/28/30 (b)	915	930
Series 2017-2M2-C07, REMIC, 4.99%, (1M USD LIBOR + 2.50%), 05/28/30 (b)	4,260	4,316
Series 2018-1M2-C01, REMIC, 4.74%, (1M USD LIBOR + 2.25%), 07/25/30 (b)	3,140	3,150
		27,642
Mortgage-Backed Securities 18.8%
Federal Home Loan Mortgage Corp.
TBA, 5.00%, 04/15/44 (k)	1,380	1,461
TBA, 4.00%, 04/15/48 (k)	39,080	40,233
TBA, 4.50%, 04/15/48 (k)	10,300	10,748
Federal National Mortgage Association
TBA, 3.50%, 04/15/48 (k)	2,775	2,812
TBA, 4.00%, 04/15/48 (k)	40,100	41,241
TBA, 4.50%, 04/15/48 (k)	17,765	18,510
TBA, 5.00%, 04/15/48 (k)	4,070	4,303
Government National Mortgage Association
TBA, 4.00%, 04/15/48 (k)	6,505	6,717
TBA, 4.50%, 04/15/48 (k)	6,400	6,646
		132,671
Sovereign 6.9%
Angola Government International Bond
9.38%, 05/08/48	772	822
Argentina Republic Government International Bond
4.63%, 01/11/23	440	360
8.28%, 12/31/33	2,538	2,058
2.50%, 12/31/38 (c)	2,560	1,469
Banco de la Republica Oriental del Uruguay
4.38%, 01/23/31	190	199
Banque Centrale de Tunisie SA
5.75%, 01/30/25	200	174
Belize Government International Bond
4.94%, 02/20/34 (c)	283	169
Bermuda Government International Bond
3.72%, 01/25/27	200	196
4.75%, 02/15/29	842	896
Brazil Government International Bond
5.00%, 01/27/45	250	231
Colombia Government International Bond
8.13%, 05/21/24	240	291
7.38%, 09/18/37	140	183
5.00%, 06/15/45	1,138	1,192
5.20%, 05/15/49	214	230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Costa Rica Government International Bond
7.16%, 03/12/45	530	509
7.16%, 03/12/45 (a)	536	518
Croatia Government International Bond
5.50%, 04/04/23	790	856
6.00%, 01/26/24	200	224
6.00%, 01/26/24 (a)	260	291
Dominican Republic International Bond
6.85%, 01/27/45 (a)	642	680
6.85%, 01/27/45 (a)	200	213
Ecuador Government International Bond
9.63%, 06/02/27	200	205
8.88%, 10/23/27	1,170	1,152
7.88%, 01/23/28	350	326
Egypt Government International Bond
8.50%, 01/31/47	970	986
7.90%, 02/21/48	340	326
8.70%, 03/01/49	200	205
El Salvador Government International Bond
7.75%, 01/24/23	510	539
7.65%, 06/15/35	220	228
Export Credit Bank of Turkey
5.00%, 09/23/21	200	185
5.38%, 10/24/23 (a)	200	175
8.25%, 01/24/24 (a)	200	196
6.13%, 05/03/24 (a)	200	180
Ghana Government Bond
7.88%, 03/26/27	200	202
7.63%, 05/16/29	721	707
8.95%, 03/27/51	200	201
Ghana Government International Bond
10.75%, 10/14/30	200	244
Hungary Government International Bond
7.63%, 03/29/41	420	624
Indonesia Government International Bond
5.25%, 01/17/42	750	805
Ivory Coast Government International Bond
5.75%, 12/31/32	3,095	2,925
Lebanon Government International Bond
6.85%, 03/23/27	268	215
6.65%, 02/26/30	222	170
Mongolia Government International Bond
5.63%, 05/01/23	680	686
8.75%, 03/09/24	200	224
Nigeria Government International Bond
7.14%, 02/23/30	850	849
8.75%, 01/21/31	228	252
7.88%, 02/16/32	400	414
7.70%, 02/23/38	350	346
Oman Government International Bond
6.50%, 03/08/47 (a)	470	411
6.75%, 01/17/48	779	694
Panama Government International Bond
6.70%, 01/26/36	800	1,042
Paraguay Government International Bond
5.40%, 03/30/50	204	209
Perusahaan Penerbit SBSN Indonesia III
4.40%, 03/01/28	400	410
Petroleos de Venezuela SA
0.00%, 05/16/24 - 04/12/27 (l) (m) (n)	6,339	1,357
Qatar Government International Bond
5.10%, 04/23/48 (a)	460	503
Republic of Belarus International Bond
7.63%, 06/29/27	210	225
Republic of Ghana
10.75%, 10/14/30	470	573
Republic of Paraguay
6.10%, 08/11/44 (a)	310	348
Republic of Serbia
7.25%, 09/28/21 (a)	830	901
Russia Federal Bond
5.10%, 03/28/35	200	203
Russia Government International Bond
5.25%, 06/23/47	400	405
	Shares/Par[1]	Value ($)
Senegal Government International Bond
6.75%, 03/13/48	440	399
South Africa Government International Bond
4.88%, 04/14/26	390	387
5.88%, 06/22/30 (d)	556	569
Sri Lanka Government Bond
6.85%, 03/14/24	265	271
6.75%, 04/18/28	720	710
7.85%, 03/14/29	347	363
Sri Lanka Government International Bond
6.83%, 07/18/26	970	969
6.20%, 05/11/27	325	311
State of Qatar
4.82%, 03/14/49 (a)	554	581
Trinidad & Tobago Government International Bond
4.50%, 08/04/26 (a)	590	582
Turkey Government International Bond
7.50%, 11/07/19	1,010	1,016
7.25%, 12/23/23	376	378
4.88%, 10/09/26	1,000	861
6.00%, 03/25/27	855	783
5.13%, 02/17/28	528	452
6.13%, 10/24/28	1,897	1,714
7.63%, 04/26/29	533	528
Ukraine Government International Bond
7.75%, 09/01/25 - 09/01/27	1,310	1,234
9.75%, 11/01/28	200	206
7.38%, 09/25/32	920	819
0.00%, 05/31/40 (a) (b)	400	255
United Mexican States
5.75%, 10/12/10	1,360	1,388
Uruguay Government International Bond
5.10%, 06/18/50	200	213
Uzbekistan Government Bond
4.75%, 02/20/24	400	398
5.38%, 02/20/29	200	199
Venezuela Government International Bond
0.00%, 10/13/24 (l) (m) (n)	1,719	478
Zambia Government International Bond
8.50%, 04/14/24	300	220
		48,893
Treasury Inflation Indexed Securities 8.0%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (o)	4,389	5,918
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (o)	8,136	8,978
3.63%, 04/15/28 (o)	7,774	9,872
2.50%, 01/15/29 (o)	2,122	2,516
3.88%, 04/15/29 (o)	19,721	26,066
1.00%, 02/15/46 (o)	2,539	2,590
		55,940
U.S. Treasury Securities 16.1%
U.S. Treasury Bond
3.88%, 08/15/40	765	913
2.25%, 08/15/46	8,725	7,798
U.S. Treasury Note
1.38%, 01/15/20	38,325	38,014
2.00%, 08/31/21	3,900	3,877
2.38%, 08/15/24	17,735	17,835
2.25%, 02/15/27 - 11/15/27	45,080	44,647
		113,084
Total Government And Agency Obligations (cost $374,694)		378,230
COMMON STOCKS 0.0%
Communication Services 0.0%
Cumulus Media Inc. - Class A (l)	5	92
Total Common Stocks (cost $64)		92
SHORT TERM INVESTMENTS 4.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 2.33% (p) (q)	10,758	10,758

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (p) (q)	5,992	5,992
Treasury Securities 2.1%
U.S. Treasury Bill
2.37%, 01/02/20 (r) (s)	15,360	15,085
Total Short Term Investments (cost $31,835)		31,835
Total Investments 117.8% (cost $818,936)		830,033
Other Derivative Instruments 0.1%		1,051
Other Assets and Liabilities, Net (17.9)%		(126,718)
Total Net Assets 100.0%		704,366

(a) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $94,630 and 13.4%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(d) All or a portion of the security was on loan.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $131,488.

(l) Non-income producing security.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Treasury inflation indexed note, par amount is adjusted for inflation.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(r) All or a portion of the security is pledged or segregated as collateral.

(s) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
British Pound	6	June 2019		499	(2)	(9)
Canadian Dollar	4	June 2019		301	2	(1)
U.S. Treasury Note, 2-Year	737	June 2019		156,493	(161)	557
U.S. Treasury Note, 5-Year	98	June 2019		11,254	(22)	97
					(183)	644
Short Contracts
Euro FX Currency	(9)	June 2019		(1,282)	1	12
Euro-Bobl	(39)	June 2019	EUR	(5,150)	(2)	(47)
Euro-Bund	(20)	June 2019	EUR	(3,261)	1	(74)
U.K. Long Gilt	(22)	June 2019	GBP	(2,800)	(3)	(60)
U.S. Treasury Long Bond	(193)	June 2019		(28,014)	72	(870)
U.S. Treasury Note, 10-Year	(151)	June 2019		(18,456)	43	(301)
Ultra 10-Year U.S. Treasury Note	(971)	June 2019		(126,355)	273	(2,576)
Ultra Long Term U.S. Treasury Bond	(261)	June 2019		(42,257)	98	(1,591)
					483	(5,507)

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/DKK	GSC	04/16/19	DKK	(97,844)	(14,718)	414
USD/EUR	GSC	04/16/19	EUR	(13,949)	(15,663)	437
USD/GBP	GSC	04/16/19	GBP	(4,337)	(5,645)	(100)
					(36,026)	751

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 93.9%
Argentina 0.6%
Despegar.com Corp. (a)	215	3,204
Brazil 6.0%
Fleury SA	654	3,420
Linx SA	828	7,816
Localiza Rent a Car SA	941	7,870
Odontoprev SA	1,779	7,509
Raia Drogasil SA	242	4,031
		30,646
China 16.7%
3SBio Inc. (b) (c)	3,378	6,672
Baozun Inc. - ADR (a) (b)	212	8,786
Brilliance China Automotive Holdings Ltd.	2,512	2,503
Estun Automation Co. Ltd. - Class A	1,806	2,940
Fu Shou Yuan International Group Ltd.	8,742	8,047
Han's Laser Technology Industry Group Co. Ltd. - Class A	211	1,331
HOSA International Ltd. (d) (e)	7,408	253
Huami Corp. - Class A - ADR (a) (b)	226	2,961
Huazhu Group Ltd. - ADS	267	11,264
Innovent Biologics Inc. (a) (c)	1,829	6,690
Koolearn Technology Holding Ltd. (a) (c)	1,220	1,576
New Oriental Education & Technology Group - ADR (a)	29	2,637
Silergy Corp.	268	4,012
SITC International Holdings Co. Ltd.	4,735	4,867
TAL Education Group - ADS (a)	122	4,414
Wuxi Biologics Cayman Inc. (a) (c)	928	9,124
Zhongsheng Group Holdings Ltd.	3,018	7,503
		85,580
Egypt 0.9%
Commercial International Bank Egypt SAE	1,124	4,426
Georgia 0.3%
Bank of Georgia Group Plc	76	1,629
Greece 0.9%
JUMBO SA	274	4,574
Hong Kong 5.8%
China Education Group Holdings Ltd.	1,105	1,687
Kerry Logistics Network Ltd.	3,584	6,484
Kingdee International Software Group Co. Ltd. (b)	4,700	5,467
Mandarin Oriental International Ltd.	1,745	3,398
Minth Group Ltd.	1,526	4,829
Sunny Optical Technology Group Co. Ltd.	661	7,941
		29,806
Hungary 0.8%
OTP Bank Plc	88	3,890
India 10.9%
Anveshan Heavy Engineering Ltd. (a)	22	176
Arvind Ltd. (a)	118	1,776
Arvind Ltd.	590	774
Biocon Ltd.	1,310	11,558
Cholamandalam Investment and Finance Co. Ltd.	243	5,114
Coromandel International Ltd.	848	6,227
Oberoi Realty Ltd.	773	5,908
Odisha Cement Ltd. (a)	233	3,327
Shree Cement Ltd.	12	3,308
Shriram Transport Finance Co. Ltd.	233	4,293
Syngene International Ltd. (c)	605	5,209
VOLTAS Ltd.	884	8,032
		55,702
Indonesia 1.9%
Ace Hardware Indonesia Tbk PT	78,184	9,789
Kenya 0.7%
Equity Group Holdings Ltd.	9,051	3,739
Luxembourg 2.3%
Globant SA (a)	166	11,875
Malaysia 2.0%
My EG Services Bhd	29,855	10,345
	Shares/Par[1]	Value ($)
Mexico 2.3%
Alsea SAB de CV (b)	2,090	4,377
Gentera SAB de CV (b)	6,129	4,778
Grupo Rotoplas SAB de CV (b)	2,765	2,891
		12,046
Pakistan 0.0%
Lucky Cement Ltd.	57	173
Peru 0.3%
Credicorp Ltd.	6	1,421
Philippines 1.8%
International Container Terminal Services Inc.	1,908	4,743
Jollibee Foods Corp.	663	4,007
Philippine Seven Corp.	278	661
		9,411
Poland 0.6%
KRUK SA	79	3,142
Russian Federation 0.7%
Moscow Exchange MICEX-RTS OAO	2,593	3,609
South Africa 4.4%
Capitec Bank Holdings Ltd.	133	12,461
Clicks Group Ltd.	471	6,007
Spar Group Ltd.	314	4,179
		22,647
South Korea 12.8%
Caregen Co. Ltd. (d)	35	2,371
Cosmax Inc. (b)	73	9,744
Daum Communications Corp.	82	7,465
Fila Korea Ltd.	202	13,941
Hugel Inc. (a)	4	1,425
Koh Young Technology Inc.	89	6,739
Medy-Tox Inc.	22	11,589
NCSoft Corp.	16	7,192
Seegene Inc. (a)	262	5,076
		65,542
Taiwan 17.2%
AirTAC International Group	469	6,095
ASMedia Technology Inc.	745	13,719
ASPEED Technology Inc.	169	3,885
Chailease Holding Co. Ltd.	2,386	9,778
Cub Elecparts Inc.	690	6,584
Eclat Textile Co. Ltd.	170	2,297
eMemory Technology Inc.	234	2,450
Hota Industrial Manufacturing Co. Ltd.	1,408	5,201
LandMark Optoelectronics Corp.	638	5,876
Largan Precision Co. Ltd.	33	4,953
Nien Made Enterprise Co. Ltd.	359	3,174
President Chain Store Corp.	337	3,323
Sunny Friend Environmental Technology Co. Ltd.	580	4,551
TaiMed Biologics Inc. (a)	639	3,502
Taiwan Liposome Co. Ltd. (a)	169	505
Taiwan Union Technology Corp.	979	3,526
TCI Co. Ltd.	212	2,921
Voltronic Power Technology Corp.	293	5,746
		88,086
Thailand 2.0%
Beauty Community PCL (b)	28,208	5,938
Bumrungrad Hospital PCL (b)	456	2,582
Minor International PCL	1,281	1,576
		10,096
United Arab Emirates 0.6%
NMC Health Plc (b)	98	2,923
United Kingdom 0.2%
Georgia Capital Plc (a)	79	1,127
United States of America 1.1%
Pagseguro Digital Ltd. - Class A (a) (b)	186	5,546
Vietnam 0.1%
Vietnam Dairy Products JSC	122	708
Total Common Stocks (cost $443,450)		481,682

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.7%
Colombia 0.7%
Banco Davivienda SA	304	3,565
Total Preferred Stocks (cost $3,216)		3,565
SHORT TERM INVESTMENTS 8.0%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	26,360	26,360
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (g)	14,686	14,686
Total Short Term Investments (cost $41,046)		41,046
Total Investments 102.6% (cost $487,712)		526,293
Other Assets and Liabilities, Net (2.6)%		(13,268)
Total Net Assets 100.0%		513,025

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $29,271 and 5.7%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 96.3%
Brazil 0.5%
StoneCo Ltd. (a) (b)	324	13,307
China 2.3%
Baidu.com - Class A - ADR (a)	138	22,667
JD.com Inc. - Class A - ADR (a)	1,182	35,622
		58,289
Denmark 0.5%
FLSmidth & Co. A/S (b)	266	11,513
France 6.9%
Kering SA	106	60,918
LVMH Moet Hennessy Louis Vuitton SE	256	94,281
Societe Generale SA	624	18,077
		173,276
Germany 6.0%
Allianz SE	211	46,959
Bayer AG	263	17,007
SAP SE	536	62,080
Siemens AG	226	24,327
		150,373
India 3.4%
DLF Ltd.	20,090	58,819
ICICI Bank Ltd. - ADR	2,250	25,783
		84,602
Italy 0.2%
Brunello Cucinelli SpA	179	6,161
Japan 12.5%
Capcom Co. Ltd.	661	14,792
Fanuc Ltd.	138	23,606
Keyence Corp.	76	47,394
Minebea Mitsumi Inc.	1,032	15,532
Murata Manufacturing Co. Ltd.	1,001	49,922
Nidec Corp.	441	55,980
Nintendo Co. Ltd.	66	18,933
Omron Corp.	519	24,306
Suzuki Motor Corp.	64	2,829
Takeda Pharmaceutical Co. Ltd.	469	19,076
TDK Corp.	545	42,776
		315,146
Netherlands 4.5%
Airbus SE	767	101,707
uniQure NV (a) (b)	197	11,772
		113,479
Spain 1.9%
Banco Bilbao Vizcaya Argentaria SA	1,762	10,091
Inditex SA	1,284	37,786
		47,877
Sweden 2.0%
Assa Abloy AB - Class B	1,480	32,000
Atlas Copco AB - Class A	720	19,357
		51,357
Switzerland 2.1%
Credit Suisse Group AG	1,982	23,134
UBS Group AG	2,349	28,516
		51,650
United Kingdom 4.2%
Circassia Pharmaceuticals Plc (a)	4,001	1,458
Earthport Plc (a) (c)	13,392	6,351
Farfetch Ltd. - Class A (a) (b)	598	16,088
International Game Technology Plc (b)	787	10,221

	Shares/Par[1]	Value ($)
TechnipFMC Plc	763	17,990
Unilever Plc	939	53,769
		105,877
United States of America 49.3%
3M Co.	182	37,893
Acadia Pharmaceuticals Inc. (a) (b)	453	12,174
Adobe Inc. (a)	283	75,515
Agilent Technologies Inc.	429	34,506
Alphabet Inc. - Class A (a)	142	167,342
Amazon.com Inc. (a)	12	21,930
AnaptysBio Inc. (a) (b)	134	9,778
Anthem Inc.	241	69,007
Biogen Inc. (a)	59	13,835
Bluebird Bio Inc. (a)	111	17,456
Blueprint Medicines Corp. (a)	212	17,007
Centene Corp. (a)	341	18,096
Citigroup Inc.	864	53,744
Colgate-Palmolive Co.	711	48,716
Equifax Inc.	215	25,450
Facebook Inc. - Class A (a)	441	73,429
Gilead Sciences Inc.	58	3,767
GlycoMimetics Inc. (a) (b)	590	7,355
Goldman Sachs Group Inc.	168	32,339
Incyte Corp. (a)	216	18,570
Intuit Inc.	320	83,706
Ionis Pharmaceuticals Inc. (a) (b)	252	20,474
MacroGenics Inc. (a)	555	9,984
Maxim Integrated Products Inc.	976	51,884
Mirati Therapeutics Inc. (a) (b)	102	7,468
Newell Brands Inc.	1,099	16,855
PayPal Holdings Inc. (a)	546	56,743
resTORbio Inc. (a)	531	3,623
S&P Global Inc.	351	73,979
Sage Therapeutics Inc. (a)	179	28,487
Sarepta Therapeutics Inc. (a)	77	9,199
Tiffany & Co.	317	33,447
United Parcel Service Inc. - Class B	291	32,528
Walt Disney Co.	335	37,157
Zimmer Biomet Holdings Inc.	156	19,922
		1,243,365
Total Common Stocks (cost $1,840,127)		2,426,272
PREFERRED STOCKS 1.3%
Germany 1.3%
Bayerische Motoren Werke AG	495	32,526
India 0.0%
Zee Entertainment Enterprises Ltd.	1,435	114
Total Preferred Stocks (cost $37,982)		32,640
SHORT TERM INVESTMENTS 3.7%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	59,033	59,033
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (d) (e)	35,599	35,599
Total Short Term Investments (cost $94,632)		94,632
Total Investments 101.3% (cost $1,972,741)		2,553,544
Other Assets and Liabilities, Net (1.3)%		(33,887)
Total Net Assets 100.0%		2,519,657

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.8%
Adagio IV CLO DAC
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (b)	5,650	6,331
Series IV-A2R-A, 1.10%, 10/15/29, EUR	600	667
AFC Home Equity Loan Trust
Series 2000-2A-1, REMIC, 3.13%, (1M USD LIBOR + 0.64%), 03/25/30 (b)	1,699	1,572
Air Canada Pass-Through Trust
Series 2017-B-1, 3.70%, 01/15/26 (c)	23	22
Alpine Securitization
Series 2005-1A1-59, REMIC, 2.82%, (1M USD LIBOR + 0.33%), 11/20/35 (b)	3,176	3,025
Alternative Loan Trust
Series 2005-2A3A-AR1, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 10/25/35 (b)	13,922	12,954
American Airlines Pass-Through Trust
Series 2015-A-1, 3.38%, 05/01/27	2,401	2,349
Atrium XII LLC
Series AR-12A, 3.59%, (3M USD LIBOR + 0.83%), 04/22/27 (b)	5,600	5,566
Attentus CDO III Ltd.
Series 2007-A2-3A, REMIC, 3.25%, (3M USD LIBOR + 0.45%), 10/11/42 (b)	8,150	7,124
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 0.00%, (1M USD LIBOR + 1.20%), 03/15/21 (b) (c)	7,010	7,010
Banc of America Funding Trust
Series 2005-5M1-A, REMIC, 3.16%, (1M USD LIBOR + 0.68%), 02/20/35 (b)	4,750	4,601
BBCMS Trust
Series 2018-A-RRI, REMIC, 3.18%, (1M USD LIBOR + 0.70%), 02/18/20 (b)	2,357	2,332
Series 2018-B-RRI, REMIC, 3.53%, (1M USD LIBOR + 1.05%), 02/18/20 (b)	800	796
Series 2018-C-RRI, REMIC, 3.73%, (1M USD LIBOR + 1.25%), 02/18/20 (b)	600	597
Series 2018-D-RRI, REMIC, 4.53%, (1M USD LIBOR + 2.05%), 02/18/20 (b)	400	399
Series 2018-E-RRI, REMIC, 5.58%, (1M USD LIBOR + 3.10%), 02/18/20 (b)	2,600	2,600
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (b)	6,000	62
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (b)	6,543	5,419
BCMSC Trust
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (b)	6,296	2,102
Bear Stearns Alt-A Trust
Series 2005-12A1-8, REMIC, 3.03%, (1M USD LIBOR + 0.54%), 10/25/35 (b)	8,406	8,320
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.77%, (1M USD LIBOR + 0.28%), 01/25/35 (b)	1,011	962
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 04/25/36 (b)	4,190	3,647
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,135	1,640
Citigroup Mortgage Loan Trust Inc.
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	6,255	6,387
Series 2013-1A4-2, REMIC, 4.79%, 11/25/37 (b)	10,303	9,966
Civic Mortgage Trust
Series 2018-A1-2, 4.35%, 04/25/20	86	86
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,814	2,529
Countrywide Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,393	1,295
Series 2006-1A1A-OA17, REMIC, 2.68%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	2,833	2,420
Series 2005-B1-J4, REMIC, 3.84%, (1M USD LIBOR + 1.35%), 07/25/35 (b)	3,223	3,102
Series 2005-A3-38, REMIC, 3.19%, (1M USD LIBOR + 0.70%), 09/25/35 (b)	511	481
Series 2005-A1-81, REMIC, 2.77%, (1M USD LIBOR + 0.28%), 02/25/36 (b)	1,474	1,354
	Shares/Par[1]	Value ($)
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,957	3,426
Countrywide Asset-Backed Certificates
Series 2004-M4-AB2, REMIC, 3.76%, (1M USD LIBOR + 1.28%), 11/25/34 (b)	2,181	1,772
Series 2006-2A4-20, REMIC, 2.72%, (1M USD LIBOR + 0.23%), 09/25/35 (b)	14,200	11,973
CPS Auto Receivable Trust
Series 2017-A-D, 1.87%, 03/15/21	724	723
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.78%, 08/26/36 (b)	5,161	5,169
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 2.64%, (1M USD LIBOR + 0.15%), 10/25/36 (b)	9,185	8,052
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 3.81%, (3M USD LIBOR + 1.05%), 10/26/27 (b)	8,250	8,211
CSMC Mortgage-Backed Trust
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	704	562
CSMC Series
Series 2009-1A2-5R, REMIC, 4.09%, 06/26/36 (b)	4,756	4,579
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.14%, 01/25/36 (d)	5,905	5,574
Eurosail Plc
Series 2007-A3A-6NCX, 1.54%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (b)	55	68
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 2.63%, 01/25/37 (d)	19,400	12,373
GE Business Loan Trust
Series 2006-A-2, REMIC, 2.66%, (1M USD LIBOR + 0.18%), 11/15/34 (b)	2,529	2,433
GE-WMC Mortgage Securities LLC
Series 2005-M2-1, REMIC, 3.18%, 10/25/35 (d)	8,760	6,935
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 06/20/19 (e)	34,700	—
Series 2017-A-WOLF, 3.48%, (1M USD LIBOR + 0.85%), 09/16/19 (b)	3,600	3,591
Series 2017-B-WOLF, 3.68%, (1M USD LIBOR + 1.10%), 09/16/19 (b)	4,600	4,591
GSAA Home Equity Trust
Series 2004-M2-10, REMIC, 4.53%, 08/25/34 (d)	2,993	2,998
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 8.42%, 04/28/37 (b)	20,500	7,336
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 06/25/34 (b)	6,512	6,188
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	390	336
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.61%, 06/25/36	3,293	2,736
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.48%, (3M USD LIBOR + 0.69%), 07/15/26 (b)	3,029	3,018
JPMorgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.65%, (1M USD LIBOR + 0.16%), 10/25/36 (b)	2,190	2,188
JPMorgan Mortgage Acquisition Trust
Series 2005-M6-FLD1, REMIC, 3.57%, (1M USD LIBOR + 1.08%), 07/25/35 (b)	4,000	3,918
JPMorgan Resecuritization Trust
Series 2009-2A2-4, REMIC, 6.00%, 07/26/37	4,855	4,817
Lanark Master Issuer Plc
Series 2019-1A1-1A, REMIC, 3.27%, 08/22/21	2,700	2,708
LP Credit Card ABS Master Trust
Series 2018-A-1, 4.05%, (1M USD LIBOR + 1.55%), 08/20/24 (b)	602	600
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	168	169
Series 2019-A-1A, 3.44%, 04/16/29	4,300	4,315
METAL Ltd.
Series 2017-A-1, 4.58%, 10/15/24	1,658	1,671
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 3.15%, 07/28/48 (b)	6,746	6,857

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.93%, (1M USD LIBOR + 0.45%), 01/08/20 (b)	5,357	5,354
Newgate Funding PLC
Series 2007-A3-2X, 1.00%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (b)	4,900	5,817
Palmer Square Loan Funding Ltd.
Series 2018-A1-4A, 3.58%, (3M USD LIBOR + 0.90%), 11/15/26 (b)	244	243
People's Choice Home Loan Securities Trust
Series 2005-M3-3, REMIC, 3.34%, (1M USD LIBOR + 0.86%), 08/25/35 (b)	6,543	5,917
Residential Asset Securitization Trust
Series 2005-A5-A5, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 05/25/35 (b)	1,531	1,208
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (b)	2,546	2,362
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 3.28%, (1M USD LIBOR + 0.80%), 03/25/35 (b)	3,128	3,093
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR3, 3.46%, (1M USD LIBOR + 0.98%), 04/25/35 (b)	3,578	2,640
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20	516	516
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.96%, (1M USD LIBOR + 0.47%), 10/25/35 (b)	4,975	4,645
S-Jets Ltd.
Series 2017-A-1, 3.97%, 08/15/25	1,565	1,571
SLM Private Education Loan Trust
Series 2011-A3-B, 4.73%, (1M USD LIBOR + 2.25%), 05/15/19 (b)	12,455	12,579
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 3.33%, 08/25/35 (d)	8,000	7,298
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.43%, (1M USD LIBOR + 0.95%), 10/18/19 (b)	5,102	5,094
Series 2017-B-1, REMIC, 3.65%, (1M USD LIBOR + 1.17%), 10/18/19 (b)	600	598
Series 2017-C-1, REMIC, 3.88%, (1M USD LIBOR + 1.40%), 10/18/19 (b)	2,100	2,096
Series 2017-D-1, REMIC, 4.43%, (1M USD LIBOR + 1.95%), 10/18/19 (b)	300	299
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 2.69%, 06/25/37 (d)	16,936	11,405
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.66%, 10/15/27	4,200	4,178
Tralee CLO V Ltd.
Series 2018-A1-5A, 3.87%, (3M USD LIBOR + 1.11%), 10/20/28 (b)	500	495
TruPS Financials Note Securitization Ltd.
Series 2017-A1-2A, 4.20%, 09/20/39	2,975	2,978
WaMu Mortgage Pass-Through Certificates
Series 2005-1A3-AR10, REMIC, 4.12%, 09/25/35 (b)	3,705	3,733
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4A2-OA3, REMIC, 3.10%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (b)	2,095	1,716
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 3.35%, (1M USD LIBOR + 0.85%), 12/15/20 (b)	3,065	3,041
Series 2017-B-HSDB, 3.60%, (1M USD LIBOR + 1.10%), 12/15/20 (b)	2,542	2,526
Series 2017-D-HSDB, 4.34%, (1M USD LIBOR + 1.84%), 12/15/20 (b)	178	177
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	5,827	5,740
Series 2007-A1-AR7, REMIC, 4.77%, 12/25/37 (b)	1,778	1,719
Total Non-U.S. Government Agency Asset-Backed Securities (cost $339,143)		336,642
	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 34.5%
Communication Services 3.7%
Altice Luxembourg SA
5.88%, 02/01/27, EUR	900	1,043
8.13%, 02/01/27	300	304
AT&T Inc.
3.38%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	1,834	1,843
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	361	358
4.35%, 03/01/29	398	407
4.85%, 03/01/39	152	153
Charter Communications Operating LLC
3.58%, 07/23/20	2,134	2,150
4.46%, 07/23/22	887	917
4.39%, (3M USD LIBOR + 1.65%), 02/01/24 (b)	6,212	6,220
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22	354	363
9.25%, 02/15/24	638	675
Comcast Corp.
3.42%, (3M USD LIBOR + 0.63%), 04/15/24 (b)	276	275
CSC Holdings LLC
6.50%, 02/01/29	800	852
DISH DBS Corp.
7.88%, 09/01/19	2,120	2,153
5.13%, 05/01/20	1,000	1,006
Frontier Communications Corp.
8.00%, 04/01/27 (c)	226	233
iHeartCommunications Inc.
0.00%, 12/15/19 - 03/15/23 (f) (g)	10,783	7,584
0.00%, 03/01/21 (f) (g)	658	437
Intelsat Jackson Holdings Ltd.
8.00%, 02/15/24	1,172	1,220
Intelsat Jackson Holdings SA
5.50%, 08/01/23	35	31
8.50%, 10/15/24	755	734
Intelsat Luxembourg SA
7.75%, 06/01/21	540	485
Netflix Inc.
3.63%, 05/15/27, EUR	700	810
4.63%, 05/15/29, EUR	100	119
4.63%, 05/15/29, EUR	400	478
Numericable Group SA
6.25%, 05/15/24	900	904
SoftBank Group Corp.
4.00%, 04/20/23, EUR	1,200	1,446
Sprint Capital Corp.
6.90%, 05/01/19	7,822	7,843
Sprint Corp.
7.25%, 09/15/21	1,650	1,733
7.63%, 03/01/26	47	48
Sprint Spectrum Co. LLC
3.36%, 09/20/21	1,437	1,437
4.74%, 03/20/25	200	202
5.15%, 03/20/28	1,440	1,467
T-Mobile USA Inc.
4.75%, 02/01/28	22	22
United Group BV
4.38%, 07/01/22, EUR	350	403
Univision Communications Inc.
5.13%, 05/15/23	42	40
Wind Tre SpA
2.63%, 01/20/23, EUR	200	217
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (b)	200	213
		46,825
Consumer Discretionary 1.0%
AA Bond Co. Ltd.
2.88%, 01/31/22, GBP	200	248
Bacardi Ltd.
4.50%, 01/15/21	1,600	1,629
4.45%, 05/15/25	200	201
4.70%, 05/15/28	200	200
Diamond Resorts International Inc.
7.75%, 09/01/23	966	967

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
DriveTime Automotive Group Inc.
8.00%, 06/01/21 (h)	750	756
General Motors Co.
3.54%, (3M USD LIBOR + 0.80%), 08/07/20 (b)	990	988
GLP Capital LP
5.25%, 06/01/25	100	105
Hilton Domestic Operating Co. Inc.
5.13%, 05/01/26	86	87
Intrepid Aviation Group Holdings LLC
8.50%, 08/15/21 (h)	2,280	2,351
MGM Resorts International
5.25%, 03/31/20	3,080	3,141
Mitchells & Butlers Finance Plc
6.01%, 12/15/28, GBP (d)	57	83
Sands China Ltd.
4.60%, 08/08/23 (i)	400	411
5.13%, 08/08/25 (i)	400	419
5.40%, 08/08/28 (i)	600	628
Schaeffler Finance BV
4.75%, 05/15/23	400	405
Securitization Trust
5.75%, 04/01/27 (i)	70	69
VOC Escrow Ltd.
5.00%, 02/15/28	60	58
Wyndham Destinations Inc.
4.25%, 03/01/22	10	10
5.40%, 04/01/24 (d)	18	18
Wyndham Worldwide Corp.
3.90%, 03/01/23	16	16
		12,790
Consumer Staples 0.3%
Altria Group Inc
1.00%, 02/15/23, EUR	1,444	1,631
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,714
Campbell Soup Co.
3.11%, (3M USD LIBOR + 0.50%), 03/16/20 (b)	160	160
3.24%, (3M USD LIBOR + 0.63%), 03/15/21 (b)	120	120
Danone SA
1.69%, 10/30/19	200	199
General Mills Inc.
3.32%, (3M USD LIBOR + 0.54%), 04/16/21 (b)	176	176
		4,000
Energy 1.8%
Andeavor Logistics LP
3.50%, 12/01/22	10	10
4.25%, 12/01/27	10	10
Enable Midstream Partners LP
4.95%, 05/15/28	91	93
Enbridge Inc.
3.18%, (3M USD LIBOR + 0.40%), 01/10/20 (b)	910	910
Energy Transfer Partners LP
4.20%, 09/15/23	60	62
Enterprise Products Operating LLC
3.50%, 02/01/22	66	67
EQT Corp.
3.57%, (3M USD LIBOR + 0.77%), 10/01/20 (b)	62	62
Gaz Capital SA
2.95%, 01/24/24, EUR	4,380	5,080
Marathon Oil Corp.
2.80%, 11/01/22	132	130
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/21	58	56
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22	20	19
ONGC Videsh Ltd.
3.25%, 07/15/19	3,800	3,800
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.75%, 09/30/19	6,000	6,104
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	700	756
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25	20	19
	Shares/Par[1]	Value ($)
Sinopec Group Overseas Development 2016 Ltd.
1.75%, 09/29/19	3,870	3,849
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	700	716
Sunoco LP
4.88%, 01/15/23	54	55
Topaz Solar Farms LLC
4.88%, 09/30/39	80	78
5.75%, 09/30/39	338	349
		22,225
Financials 19.1%
AerCap Ireland Capital DAC
4.50%, 05/15/21	600	613
5.00%, 10/01/21	2,810	2,913
Ally Financial Inc.
4.13%, 03/30/20	3,790	3,815
8.00%, 11/01/31	6	8
Altice Financing SA
5.25%, 02/15/23, EUR	8,740	10,053
6.63%, 02/15/23 (h)	1,900	1,942
Ambac LSNI LLC
7.80%, (3M USD LIBOR + 5.00%), 02/12/23 (b)	1,162	1,171
American International Group Inc.
5.75%, 04/01/48	162	157
Ardonagh Midco 3 Plc
8.38%, 07/15/23, GBP	410	461
8.38%, 07/15/23, GBP	200	225
Assurant Inc.
4.20%, 09/27/23	72	73
Athene Holding Ltd.
4.13%, 01/12/28	54	52
AXA Equitable Holdings Inc.
3.90%, 04/20/23	30	31
4.35%, 04/20/28	184	187
5.00%, 04/20/48	108	106
Banco Bilbao Vizcaya Argentaria SA
6.75%, (callable at 100 beginning 02/18/20), EUR (j)	3,000	3,443
8.88%, (callable at 100 beginning 04/14/21), EUR (j)	800	985
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (j)	200	230
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (j)	2,580	2,622
3.25%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	560	560
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (j)	3,450	4,066
Barclays Bank Plc
6.50%, (callable at 100 beginning 09/15/19), EUR (j)	1,100	1,244
7.63%, 11/21/22	700	761
Barclays Plc
7.00%, (callable at 100 beginning 09/15/19), GBP (j)	1,300	1,697
7.25%, (callable at 100 beginning 03/15/23), GBP (j) (k)	2,900	3,890
7.75%, (callable at 100 beginning 09/15/23) (j) (k)	1,700	1,702
8.00%, (callable at 100 beginning 06/15/24) (h) (j)	1,000	1,024
8.00%, (callable at 100 beginning 12/15/20), EUR (j)	7,602	9,170
14.00%, (callable at 100 beginning 06/15/19), GBP (j)	3,550	4,727
4.61%, 02/15/23 (k)	2,200	2,247
3.13%, 01/17/24, GBP	100	132
4.06%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	600	583
4.34%, 05/16/24 (b) (k)	400	404
4.97%, 05/16/29 (b) (k)	200	207
3.25%, 02/12/27 - 01/17/33, GBP	600	773
Bayer US Finance II LLC
3.23%, (3M USD LIBOR + 0.63%), 06/25/21 (b)	200	198
BNP Paribas SA
7.00%, (callable at 100 beginning 08/16/28) (j)	200	201
4.40%, 08/14/28 (h)	400	411

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Brookfield Finance Inc.
3.90%, 01/25/28	92	89
4.70%, 09/20/47	80	76
China Construction Bank Corp.
3.35%, (3M USD LIBOR + 0.75%), 09/24/21 (b)	4,700	4,700
CIT Group Inc.
4.13%, 03/09/21	74	75
5.00%, 08/01/23	1,664	1,744
Citigroup Inc.
3.73%, (3M USD LIBOR + 0.95%), 07/24/23 (b)	138	138
CommScope Finance LLC
5.50%, 03/01/24	162	166
8.25%, 03/01/27	10	10
Cooperatieve Rabobank U.A.
4.63%, (callable at 100 beginning 12/29/25), EUR (j)	200	227
5.50%, (callable at 100 beginning 06/29/20), EUR (j) (k)	2,340	2,715
6.63%, (callable at 100 beginning 06/29/21), EUR (j)	8,600	10,493
Credit Agricole SA
3.75%, 04/24/23	250	253
Credit Suisse AG
6.50%, 08/08/23	200	214
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (j)	200	200
7.50%, (callable at 100 beginning 07/17/23) (j)	400	411
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	504
DAE Funding LLC
4.00%, 08/01/20	156	156
5.25%, 11/15/21	838	859
4.50%, 08/01/22	834	840
5.75%, 11/15/23	588	605
5.00%, 08/01/24	2,044	2,069
Daimler Finance North America LLC
3.35%, 05/04/21	4,400	4,430
3.40%, 02/22/22 (c) (h)	10,300	10,398
3.54%, 02/22/22 (c)	5,100	5,110
Dell EMC
4.42%, 06/15/21	3,050	3,131
5.45%, 06/15/23	2,780	2,958
Deutsche Bank AG
3.77%, (3M USD LIBOR + 0.97%), 07/13/20 (b)	18	18
0.19%, (3M EURIBOR + 0.50%), 12/07/20, EUR (b)	100	111
4.03%, (3M USD LIBOR + 1.29%), 02/04/21 (b)	450	446
4.25%, 10/14/21	3,500	3,514
1.88%, 02/14/22, EUR	900	1,026
5.00%, 02/14/22	900	921
3.30%, 11/16/22	800	774
3.95%, 02/27/23	100	99
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	80	80
Ford Motor Credit Co. LLC
8.13%, 01/15/20	3,500	3,626
3.61%, 04/05/21	750	731
3.02%, 03/06/24, EUR	262	298
GE Capital International Funding Co.
4.38%, 07/31/19, GBP	50	66
0.07%, (3M EURIBOR + 0.38%), 01/21/20, EUR (b)	100	112
5.88%, 11/04/20, GBP	6	8
0.00%, (3M EURIBOR + 0.23%), 05/17/21, EUR (b)	100	111
4.42%, 11/15/35	200	185
General Electric Capital Corp.
2.20%, 01/09/20	45	45
5.55%, 05/04/20	162	166
4.38%, 09/16/20	4	4
3.15%, 09/07/22	2	2
3.10%, 01/09/23	122	121
6.15%, 08/07/37	57	63
5.88%, 01/14/38	22	24
6.88%, 01/10/39	37	44
	Shares/Par[1]	Value ($)
General Motors Financial Co. Inc.
3.83%, (3M USD LIBOR + 1.10%), 11/06/21 (b)	354	352
GLP Capital LP
5.30%, 01/15/29	292	306
HSBC Holdings Plc
4.75%, (callable at 100 beginning 07/04/29), EUR (j)	1,060	1,163
5.88%, (callable at 100 beginning 09/28/26), GBP (j)	400	524
6.00%, (callable at 100 beginning 09/29/23), EUR (j)	200	250
6.25%, (callable at 100 beginning 03/23/23) (j) (k)	400	400
6.50%, (callable at 100 beginning 03/23/28) (j) (k)	610	605
3.28%, (3M USD LIBOR + 0.60%), 05/18/21 (b)	600	599
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (b)	200	198
3.00%, 07/22/28, GBP (k)	900	1,202
Hyundai Capital America Inc.
3.41%, (3M USD LIBOR + 0.80%), 09/18/20 (b) (c)	254	253
Industrial & Commercial Bank of China Ltd.
3.50%, (3M USD LIBOR + 0.88%), 11/29/19 (b)	500	501
3.49%, (3M USD LIBOR + 0.75%), 11/08/20 (b)	5,050	5,053
ING Bank NV
2.45%, 03/16/20	3,500	3,489
ING Groep NV
3.80%, (3M USD LIBOR + 1.00%), 10/02/23 (b) (k)	400	399
4.10%, 10/02/23 (k)	400	411
4.55%, 10/02/28 (h) (k)	400	420
Intelsat Connect Finance SA
9.50%, 02/15/23 (h)	200	177
Jefferies Finance LLC
7.38%, 04/01/20	2,415	2,417
JPMorgan Chase & Co.
3.22%, (3M USD LIBOR + 0.61%), 06/18/22 (b)	2,000	1,998
Lincoln Finance Ltd.
6.88%, 04/15/21, EUR	3,700	4,229
Lloyds Bank Plc
3.23%, (3M USD LIBOR + 0.49%), 05/07/21 (b) (k)	200	200
3.30%, 05/07/21 (k)	600	605
Lloyds Banking Group Plc
7.00%, (callable at 100 beginning 06/27/19), GBP (j) (k)	2,190	2,848
7.50%, (callable at 100 beginning 06/27/24) (j) (k)	400	412
7.50%, (callable at 100 beginning 09/27/25) (j)	1,100	1,117
7.63%, (callable at 100 beginning 06/27/23), GBP (j) (k)	1,650	2,266
7.88%, (callable at 100 beginning 06/27/29), GBP (j) (k)	1,800	2,571
4.05%, 08/16/23 (k)	400	408
4.45%, 05/08/25 (k)	200	207
4.38%, 03/22/28	200	205
4.55%, 08/16/28 (k)	400	415
Lloyds Banking Group PLC
4.00%, 03/07/25, AUD	500	363
Macquarie Bank Ltd.
3.14%, (3M USD LIBOR + 0.35%), 04/04/19 (b)	4,100	4,100
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48	400	418
MetLife Inc.
5.88%, (callable at 100 beginning 03/15/28) (j)	18	19
Nationwide Building Society
6.88%, GBP (j)	500	652
10.25%, GBP (j)	445	839
3.77%, 03/08/24	400	398
4.30%, 03/08/29	400	405
Natwest Markets Plc
0.09%, (3M EURIBOR + 0.40%), 03/02/20, EUR (b)	200	224
0.63%, 03/02/22, EUR	1,200	1,335
NatWest Markets Plc
3.63%, 09/29/22 (c)	3,400	3,404
Navient Corp.
4.88%, 06/17/19	1,779	1,782
8.00%, 03/25/20	4,305	4,477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.00%, 10/26/20	100	101
5.88%, 03/25/21	100	103
6.63%, 07/26/21	400	419
6.50%, 06/15/22	78	81
Nissan Motor Acceptance Corp.
2.55%, 03/08/21	1,786	1,759
Nordea Bank AB
2.50%, 09/17/20	3,300	3,285
Petrobras Global Finance BV
6.13%, 01/17/22	2,652	2,813
8.75%, 05/23/26	3,535	4,179
7.38%, 01/17/27	2,300	2,534
5.75%, 02/01/29	508	504
QNB Finance Ltd.
4.35%, (3M USD LIBOR + 1.57%), 07/18/21 (b)	400	403
Rio Oil Finance Trust
9.25%, 07/06/24 (d)	159	174
8.20%, 04/06/28	250	273
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (j) (k)	3,700	3,769
8.00%, (callable at 100 beginning 08/10/25) (j) (k)	300	322
8.63%, (callable at 100 beginning 08/15/21) (j) (k)	1,800	1,917
2.00%, 03/08/23 - 03/04/25, EUR	500	573
2.50%, 03/22/23, EUR	1,300	1,523
3.50%, 05/15/23 (b) (k)	200	199
4.15%, (3M USD LIBOR + 1.47%), 05/15/23 (b)	700	697
3.88%, 09/12/23	600	603
1.75%, 03/02/26, EUR	1,500	1,681
5.08%, 01/27/30 (b) (k)	1,800	1,895
Santander Holdings USA Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23	60	60
4.40%, 07/13/27	20	20
Santander UK Group Holdings Plc
6.75%, (callable at 100 beginning 06/24/24), GBP (j)	2,780	3,657
3.57%, 01/10/23	400	399
1.13%, 09/08/23, EUR	100	112
3.37%, 01/05/24	200	196
0.54%, (3M EURIBOR + 0.85%), 03/27/24, EUR (b)	600	653
4.80%, 11/15/24	2,500	2,577
2.92%, 05/08/26, GBP	700	919
3.82%, 11/03/28	800	775
Santander UK Plc
3.25%, (3M USD LIBOR + 0.62%), 06/01/21 (b)	200	200
3.40%, 06/01/21 (k)	400	403
Societe Generale SA
6.75%, (callable at 100 begininng 04/06/28) (j)	200	185
7.38% (j) (k)	900	895
Springleaf Finance Corp.
6.00%, 06/01/20	651	674
8.25%, 12/15/20	630	678
7.75%, 10/01/21	100	108
6.13%, 05/15/22	133	138
5.63%, 03/15/23	2,775	2,812
6.88%, 03/15/25	25	26
Standard Chartered Plc
3.91%, (3M USD LIBOR + 1.15%), 01/20/23 (b)	200	199
4.25%, 01/20/23	380	386
Starwood Property Trust Inc.
5.00%, 12/15/21	100	103
State Bank of India
4.00%, 01/24/22	1,550	1,575
Syngenta Finance NV
5.18%, 04/24/28	200	204
UniCredit SpA
7.83%, 12/04/23	6,140	6,806
VICI Properties 1 LLC
8.00%, 10/15/23	142	156
Volkswagen Bank GmbH
0.11%, (3M EURIBOR + 0.42%), 06/15/21, EUR (b)	100	111
	Shares/Par[1]	Value ($)
Volkswagen Leasing GmbH
0.14%, (3M EURIBOR + 0.45%), 07/06/21, EUR (b)	100	111
Wells Fargo & Co.
3.97%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	281	286
Wells Fargo Bank NA
3.27%, (3M USD LIBOR + 0.50%), 07/23/21 (b)	400	401
Woodside Finance Ltd.
4.50%, 03/04/29	362	369
WPC Eurobond BV
2.25%, 04/09/26, EUR	300	344
2.13%, 04/15/27, EUR	100	112
		239,327
Health Care 2.4%
AbbVie Inc.
3.38%, 11/14/21	407	412
4.25%, 11/14/28	36	37
Bayer US Finance II LLC
3.62%, (3M USD LIBOR + 1.01%), 12/15/23 (b)	400	393
Community Health Systems Inc.
5.13%, 08/01/21 (h)	1,545	1,518
6.25%, 03/31/23	3,633	3,403
8.63%, 01/15/24	1,164	1,167
8.00%, 03/15/26 (h)	852	814
Crimson Merger Sub Inc.
6.63%, 05/15/22	334	316
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19	2,075	2,091
4.13%, 10/15/20	2	2
Halfmoon Parent Inc.
3.68%, (3M USD LIBOR + 0.89%), 07/15/23 (b)	510	506
HCA Inc.
5.88%, 03/15/22	237	254
Mylan Inc.
4.20%, 11/29/23	580	589
Mylan NV
3.75%, 12/15/20	1,980	1,999
Par Pharmaceutical Inc.
7.50%, 04/01/27 (c)	74	75
Takeda Pharmaceutical Co. Ltd.
0.79%, (3M EURIBOR + 1.10%), 11/21/22, EUR (b)	700	797
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	760	709
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,554	2,518
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/20, EUR	4,500	4,991
3.25%, 04/15/22, EUR	400	458
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	20	20
2.20%, 07/21/21	6,929	6,597
Valeant Pharmaceuticals International Inc.
8.50%, 01/31/27	80	85
		29,751
Industrials 1.9%
Air Lease Corp.
3.50%, 01/15/22	98	99
Aviation Capital Group LLC
2.88%, 01/20/22	120	118
Avolon Holdings Funding Ltd.
5.50%, 01/15/23	198	204
5.25%, 05/15/24	1,076	1,107
BOC Aviation Pte Ltd.
3.79%, (3M USD LIBOR + 1.05%), 05/02/21 (b)	250	251
3.73%, (3M USD LIBOR + 1.13%), 09/26/23 (b)	200	201
Bombardier Inc.
7.88%, 04/15/27	444	457
Canadian Pacific Railway Co.
4.50%, 01/15/22 (i)	1,190	1,232
Delta Air Lines Inc.
2.88%, 03/13/20	1,980	1,977
DP World Ltd.
2.38%, 09/25/26, EUR	200	233

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.25%, 09/25/30, GBP	100	138
Equifax Inc.
3.55%, (3M USD LIBOR + 0.87%), 08/15/21 (b)	126	125
3.60%, 08/15/21	44	44
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22	1,028	1,046
6.50%, 10/01/25	421	415
Fortune Brands Home & Security Inc.
3.00%, 06/15/20	664	665
General Electric Capital Corp.
5.55%, 01/05/26	520	558
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (j)	1,565	1,461
IHS Markit Ltd.
4.00%, 03/01/26	7	7
International Lease Finance Corp.
4.63%, 04/15/21	500	512
5.88%, 08/15/22	851	911
Masco Corp.
5.95%, 03/15/22	690	739
Park Aerospace Holdings Ltd.
3.63%, 03/15/21	10	10
5.25%, 08/15/22	4,054	4,155
4.50%, 03/15/23	4,325	4,303
Penske Truck Leasing Co. LP
3.65%, 07/29/21	2,300	2,331
PT Pelabuhan Indonesia III
4.50%, 05/02/23	500	513
Textron Inc.
3.25%, (3M USD LIBOR + 0.55%), 11/10/20 (b)	250	249
Triumph Group Inc.
4.88%, 04/01/21	194	189
5.25%, 06/01/22	36	35
United Technologies Corp.
3.33%, (3M USD LIBOR + 0.65%), 08/16/21 (b)	110	110
		24,395
Information Technology 2.2%
Broadcom Corp.
2.20%, 01/15/21	1,900	1,871
3.63%, 01/15/24	1,420	1,412
3.88%, 01/15/27	4,748	4,540
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (c)	10,100	10,071
EMC Corp.
2.65%, 06/01/20	4,905	4,865
Flex Ltd.
4.63%, 02/15/20	1,090	1,103
Micron Technology Inc.
5.33%, 02/06/29	202	207
NetApp Inc.
3.38%, 06/15/21	1,090	1,098
3.30%, 09/29/24	10	10
Radiate Holdco LLC
6.88%, 02/15/23	70	69
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR	300	340
Tech Data Corp.
4.95%, 02/15/27 (i)	920	927
ViaSat Inc.
5.63%, 09/15/25 - 04/15/27	1,243	1,198
Western Digital Corp.
4.75%, 02/15/26	294	280
		27,991
Materials 0.2%
Cleveland-Cliffs Inc.
4.88%, 01/15/24	34	34
Huntsman International LLC
4.50%, 05/01/29	72	72
Incitec Pivot Finance LLC
6.00%, 12/10/19	30	31
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	141
	Shares/Par[1]	Value ($)
PT Indonesia Asahan Aluminum
5.23%, 11/15/21	600	624
5.71%, 11/15/23	500	540
Starfruit Finco BV
6.50%, 10/01/26, EUR	100	112
Vale Overseas Ltd.
6.25%, 08/10/26 (h)	326	356
6.88%, 11/21/36	125	143
6.88%, 11/10/39	81	93
Yara International ASA
4.75%, 06/01/28	165	172
		2,318
Real Estate 1.3%
American Tower Corp.
3.00%, 06/15/23	88	88
Boston Properties LP
3.20%, 01/15/25	35	35
CBL & Associates LP
4.60%, 10/15/24	8	6
5.95%, 12/15/26	117	87
EPR Properties
4.75%, 12/15/26	32	33
4.95%, 04/15/28	90	94
Equinix Inc.
2.88%, 03/15/24 - 02/01/26, EUR	2,800	3,237
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/23	200	205
Highwoods Realty LP
4.13%, 03/15/28	60	61
Howard Hughes Corp.
5.38%, 03/15/25	2,721	2,721
Hunt Cos. Inc.
6.25%, 02/15/26	28	26
Kennedy Wilson Europe Real Estate Plc
3.95%, 06/30/22, GBP	2,795	3,688
3.25%, 11/12/25, EUR	3,000	3,374
Kennedy-Wilson Inc.
5.88%, 04/01/24	84	83
Life Storage LP
3.88%, 12/15/27	26	26
Newmark Group Inc.
6.13%, 11/15/23 (i)	138	142
Physicians Realty LP
3.95%, 01/15/28	56	54
Plum Creek Timberlands LP
4.70%, 03/15/21	1,690	1,736
SL Green Operating Partnership LP
3.25%, 10/15/22	14	14
Starwood Property Trust Inc.
4.75%, 03/15/25	71	71
STORE Capital Corp.
4.50%, 03/15/28	48	48
4.63%, 03/15/29	49	50
UDR Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	25
Vornado Realty LP
3.50%, 01/15/25	34	34
Welltower Inc.
3.95%, 09/01/23	62	64
4.25%, 04/15/28	93	96
WeWork Cos. Inc.
7.88%, 05/01/25	108	99
		16,204
Utilities 0.6%
Duke Energy Corp.
3.19%, (3M USD LIBOR + 0.50%), 05/14/21 (b) (c)	228	228
Pacific Gas & Electric Co.
0.00%, 08/01/23 (f) (g)	220	204
0.00%, 10/01/20 - 12/01/46 (f) (g)	6,619	5,976
Public Service Enterprise Group Inc.
2.65%, 11/15/22	350	347

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/23	10	10
San Diego Gas & Electric Co.
3.75%, 06/01/47	6	6
Southern California Edison Co.
3.65%, 03/01/28	10	10
6.65%, 04/01/29	36	40
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	18
Southern California Gas Co.
5.13%, 11/15/40	194	223
Southern Co.
2.75%, 06/15/20	30	30
		7,097
Total Corporate Bonds And Notes (cost $435,229)		432,923
SENIOR LOAN INTERESTS 3.3%
Communication Services 0.2%
Gray Television Inc.
Term Loan C, 4.98%, (3M LIBOR + 2.50%), 10/30/25 (b)	100	99
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (b)	2,700	2,657
		2,756
Consumer Discretionary 1.4%
Aramark Services Inc.
Term Loan, 4.24%, (3M LIBOR + 1.75%), 03/01/25 (b)	93	92
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (b)	296	292
CSC Holdings LLC
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 01/12/26 (b)	99	97
Diamond Resorts International Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/02/23 (b) (l)	80	77
Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/02/23 (b)	638	612
iHeartCommunications Inc.
Term Loan, 0.00%, 07/30/19 (f) (g)	1,568	1,116
Term Loan D, 0.00%, 12/31/19 (f) (g)	7,331	5,212
Marriott Ownership Resorts Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 08/29/25 (b)	100	99
Neiman Marcus Group Inc.
Term Loan, 5.73%, (1M LIBOR + 3.25%), 10/25/20 (b)	2,479	2,299
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (b)	417	373
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (b)	7,493	7,048
Wyndham Hotels & Resorts Inc.
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/29/25 (b)	99	98
		17,415
Energy 0.0%
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (b) (l)	130	128
Texas Westmoreland Coal Co.
Term Loan, 0.00%, (3M LIBOR + 8.25%), 05/21/19 (b) (e) (l)	21	21
Term Loan, 0.00%, (3M LIBOR + 6.50%), 12/16/20 (b) (l)	104	45
		194
Financials 0.2%
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (b)	399	381
Dubai World Corp.
Term Loan, 2.00%, (3M LIBOR + 3.75%), 09/30/22 (b)	1,597	1,485
	Shares/Par[1]	Value ($)
McDermott Technology Americas Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 04/04/25 (b)	259	247
Unitymedia Finance LLC
Term Loan, 4.73%, (3M LIBOR + 2.50%), 01/20/26 (b)	100	99
Term Loan B, 2.75%, (3M EURIBOR + 2.75%), 01/15/27, EUR (b)	200	224
		2,436
Health Care 0.3%
Community Health Systems Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/27/21 (b) (l)	969	967
Concordia International Corp.
Term Loan, 7.99%, (3M LIBOR + 5.50%), 09/06/24 (b)	495	466
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (b)	748	699
Kinetic Concepts Inc.
Term Loan B, 6.05%, (3M LIBOR + 3.25%), 01/30/24 (b)	1,965	1,952
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 11/26/25 (b)	199	197
		4,281
Industrials 0.2%
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (b)	142	140
Beacon Roofing Supply Inc.
Term Loan, 4.75%, (3M LIBOR + 2.25%), 01/02/25 (b)	30	29
Pisces Midco Inc.
Term Loan, 6.55%, (3M LIBOR + 3.75%), 04/12/25 (b)	348	333
Sequa Corp.
Term Loan, 7.78%, (3M LIBOR + 5.00%), 11/28/21 (b)	1,995	1,948
Term Loan, 11.75%, (3M LIBOR + 9.00%), 04/28/22 (b)	141	138
West Corp.
Term Loan, 6.63%, (3M LIBOR + 4.00%), 10/03/24 (b)	35	33
		2,621
Information Technology 0.6%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (b)	4,293	4,262
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (b) (l)	300	300
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (b)	1,086	1,054
Term Loan, 4.00%, (3M EURIBOR + 4.00%), 10/01/25, EUR (b)	997	1,113
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (b)	177	176
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (b)	263	261
		7,166
Materials 0.1%
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.55%, (1M LIBOR + 1.75%), 06/01/24 (b)	30	29
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (b) (l)	180	176
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (b)	400	394
		599

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.0%
Forest City Enterprises LP
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 10/24/25 (b)	199	200
Sovereign 0.0%
Tanzania Republic
Term Loan, 7.74%, (3M LIBOR + 5.20%), 12/10/19 (b) (e)	100	100
Utilities 0.3%
Pacific Gas & Electric Co.
Term Loan, 0.00%, (3M LIBOR + 1.00%), 02/22/49 (b) (l)	1,057	910
Term Loan, 7.50%, (3M LIBOR + 1.00%), 02/22/49 (b)	450	387
PG&E Corp.
DIP Term Loan, 0.00%, (3M UNFND + 1.13%), 12/31/20 (b) (l)	2,692	2,692
		3,989
Total Senior Loan Interests (cost $42,415)		41,757
GOVERNMENT AND AGENCY OBLIGATIONS 30.3%
Mortgage-Backed Securities 14.2%
Federal National Mortgage Association
TBA, 3.50%, 05/15/48 (m)	51,800	52,460
TBA, 4.00%, 05/15/48 (m)	84,300	86,627
TBA, 3.00%, 06/15/48 (m)	1,000	994
3.50%, 03/01/48 - 07/01/48	37,743	38,301
		178,382
Municipal 0.0%
Commonwealth of Puerto Rico
0.00%, 07/01/23 - 07/01/41 (f) (g)	410	232
Sovereign 3.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22	600	594
3.13%, 10/11/27	600	596
4.13%, 10/11/47	300	303
Argentina Bonar Bond
49.44%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (b)	3,500	83
44.59%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (b)	67,323	1,505
Argentina POM Politica Monetaria
54.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (b)	84,949	2,232
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	313
5.63%, 01/26/22	5,010	4,315
49.15%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (b)	154	6
4.63%, 01/11/23	958	784
3.38%, 01/15/23, EUR	300	268
5.00%, 01/15/27, EUR	1,400	1,162
5.25%, 01/15/28, EUR	1,700	1,396
2.37%, 12/31/33, EUR (n)	3,103	3,009
7.82%, 12/31/33, EUR	34	33
2.26%, 12/31/38, EUR (d)	791	500
2.50%, 12/31/38 (d)	1,002	575
6.25%, 11/09/47, EUR	100	80
Bolivarian Republic of Venezuela
0.00%, 05/07/28 (f) (g) (o)	363	101
Export Credit Bank of Turkey
8.25%, 01/24/24	200	196
Hellenic Republic Government Bond
4.75%, 04/17/19, EUR	350	393
Kazakhstan Government International Bond
2.38%, 11/09/28, EUR	100	116
Peru Government International Bond
8.20%, 08/12/26, PEN	300	109
6.35%, 08/12/28, PEN	491	160
5.94%, 02/12/29, PEN	4,945	1,569
6.15%, 08/12/32, PEN	7,249	2,295
Petroleos de Venezuela SA
0.00%, 05/16/24 - 04/12/37 (f) (g) (o)	1,590	342
	Shares/Par[1]	Value ($)
Qatar Government International Bond
3.88%, 04/23/23	800	823
5.10%, 04/23/48	400	440
Saudi Arabia Government International Bond
2.88%, 03/04/23	400	396
4.00%, 04/17/25	4,300	4,409
4.63%, 10/04/47	600	592
5.00%, 04/17/49	900	934
Serbia International Bond
4.88%, 02/25/20 (h)	3,400	3,438
Turkey Government International Bond
5.63%, 03/30/21	300	296
7.25%, 12/23/23 (h)	2,400	2,412
4.63%, 03/31/25, EUR	1,500	1,636
7.63%, 04/26/29	1,600	1,584
Venezuela Government International Bond
0.00%, 12/09/20 - 03/31/38 (f) (g) (o)	5,607	1,557
		41,552
Treasury Inflation Indexed Securities 0.7%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (p)	8,423	8,615
U.S. Treasury Securities 12.1%
U.S. Treasury Bond
3.00%, 08/15/48	30	31
U.S. Treasury Note
2.75%, 02/15/24 (q)	700	716
2.50%, 05/15/24	25,500	25,807
2.00%, 05/31/24 (q)	8,800	8,696
1.88%, 08/31/24	5,600	5,491
2.13%, 09/30/24	8,500	8,439
2.25%, 10/31/24 - 11/15/24	53,400	53,342
2.50%, 01/31/25 (q)	2,000	2,024
2.88%, 05/31/25	29,600	30,581
2.63%, 01/31/26	16,700	17,031
		152,158
Total Government And Agency Obligations (cost $380,754)		380,939
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (e) (f) (r)	22	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 16.3%
Discount Notes 15.2%
Anheuser-Busch InBev NV
2.72%, 04/24/19 (s)	460	459
Boston Scientific Corp.
2.85%, 04/23/19 (s)	1,690	1,687
2.90%, 05/20/19 (s)	1,050	1,046
2.95%, 06/17/19 (s)	700	696
CRH America Finance Inc.
2.73%, 04/26/19 (s)	340	339
Federal Home Loan Bank
2.41%, 04/24/19 (s) (t)	46,100	46,026
2.40%, 05/08/19 (s) (t)	37,600	37,505
2.41%, 05/13/19 (s) (t)	9,200	9,174
2.41%, 05/15/19 (s) (t)	66,700	66,500
2.43%, 05/22/19 (s) (t)	14,400	14,350
2.42%, 05/29/19 (s) (t)	5,900	5,878
General Motors Financial Co. Inc.
2.98%, 04/24/19 (s)	250	250
2.98%, 04/26/19 (s)	600	599
Hitachi Capital America Corp.
2.70%, 04/25/19 (s)	560	559
Hyundai Capital America Inc.
2.71%, 04/23/19 (s)	717	716
2.75%, 05/01/19 (s)	500	499
Keurig Dr Pepper Inc.
2.75%, 05/13/19 (s)	550	548
Marsh & McLennan Cos. Inc.
2.73%, 04/22/19 (s)	250	250
NextEra Energy Capital Holdings Inc.
2.73%, 05/09/19 (s)	560	558
Nissan Motor Acceptance Corp.
2.71%, 04/24/19 (s)	1,130	1,128
2.71%, 05/01/19 (s)	250	249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Ryder System Inc.
2.70%, 04/22/19 (s)	250	250
Sempra Global
2.74%, 04/26/19 (s)	450	449
VW Credit Inc.
2.90%, 07/09/19 (s)	550	546
		190,261
Treasury Securities 1.1%
Argentina Treasury Bill
45.90%, 06/11/19, ARS (s)	60,690	1,567
50.40%, 06/29/19, ARS (s)	26,060	741
52.41%, 07/30/19, ARS (s)	1,040	29
Brazil Treasury Bill
6.09%, 01/01/20, BRL (s)	49,200	11,990
		14,327
Total Short Term Investments (cost $205,344)		204,588
Total Investments 111.2% (cost $1,402,885)		1,396,849
Total Securities Sold Short (0.2)% (proceeds $2,491)		(2,495)
Other Derivative Instruments 0.1%		1,582
Other Assets and Liabilities, Net (11.1)%		(139,273)
Total Net Assets 100.0%		1,256,663

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.8% of the Fund’s net assets.

(h) All or a portion of the security was on loan.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(m) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $139,417.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) All or a portion of the security is pledged or segregated as collateral.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Securities (0.2%)
U.S. Treasury Note
2.88%, 08/15/28	(2,400)	(2,495)
Total Government And Agency Obligations (proceeds $2,491)		(2,495)
Total Securities Sold Short (0.2%) (proceeds $2,491)		(2,495)

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada Pass-Through Trust, Series 2017-B-1, 3.70%, 01/15/26	12/08/17	23	22	—
BAMLL Commercial Mortgage Securities Trust, Series 2019-A-AHT, 0.00%, 03/15/21	03/29/19	7,010	7,010	0.6
Broadcom Inc., 3.13%, 04/15/21	03/29/19	5,044	5,044	0.4
Broadcom Inc., 3.13%, 10/15/22	03/29/19	5,027	5,027	0.4
Daimler Finance North America LLC, 3.40%, 02/22/22	02/20/19	10,285	10,398	0.8
Daimler Finance North America LLC, 3.54%, 02/22/22	02/20/19	5,100	5,110	0.4
Duke Energy Corp., 3.19%, 05/14/21	05/14/18	228	228	—
Frontier Communications Corp., 8.00%, 04/01/27	03/13/19	226	233	—
Hyundai Capital America Inc., 3.41%, 09/18/20	09/17/18	254	253	—
NatWest Markets Plc, 3.63%, 09/29/22	03/27/19	3,398	3,404	0.3
Par Pharmaceutical Inc., 7.50%, 04/01/27	03/15/19	74	75	—
		36,669	36,804	2.9

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	2,681	10
PG&E Corp. – DIP Delayed Draw Term Loan	894	3
	3,575	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia Commonwealth Treasury Bond, 10-Year	424	June 2019	AUD	57,543	—	854
U.S. Treasury Note, 10-Year	2,011	June 2019		246,240	(566)	3,564
					(566)	4,418
Short Contracts
Japanese Government Bond, 10-Year	(1)	June 2019	JPY	(152,790)	(2)	(5)
U.K. Long Gilt	(387)	June 2019	GBP	(49,276)	(15)	(1,030)
U.S. Treasury Note, 5-Year	(480)	June 2019		(55,114)	109	(483)
					92	(1,518)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	—
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	1	2
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	—
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	—
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	—
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	1
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	—
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	(1)	(2)
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	—
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	—
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	—
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	—
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	(13)	(30)
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	(1)	1
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(65)	(62)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(12)	(12)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(12)	(11)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(20)	(47)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(5)	(11)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(2)	(11)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(2)	(19)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	4	(64)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	26	(391)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		33,700	68	(568)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	4	(109)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	21	(668)
3M LIBOR (Q)	Receiving	2.75	(S)	12/20/47		13,000	29	16
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		22,600	49	(2,179)
3M LIBOR (Q)	Paying	2.00	(S)	06/20/23		88,100	(163)	2,955
3M LIBOR (Q)	Paying	2.75	(S)	12/19/23		4,700	(10)	190
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	(4)	(57)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	(54)	(734)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	(7)	(108)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	(7)	(90)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	(35)	(481)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	16,770,000	(511)	(4,798)
6M EURIBOR (S)	Receiving	1.00	(A)	06/19/29	EUR	4,300	16	(231)
6M GBP LIBOR (S)	Receiving	1.50	(S)	09/18/49	GBP	2,200	22	(133)
							(684)	(7,651)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.30 (Q)	5.00	06/20/23	1,225	(86)	(3)	2
CDX.NA.HY.31 (Q)	5.00	12/20/23	4,263	(284)	(13)	(58)
				(370)	(16)	(56)
Credit default swap agreements - sell protection[4]
CDX.EM.28 (Q)	1.00	12/20/22	(20,283)	(334)	22	503
CDX.EM.29 (Q)	1.00	06/20/23	(4,100)	(110)	5	(25)
CDX.EM.30 (Q)	1.00	12/20/23	(21,500)	(758)	26	254
CDX.EM.31 (Q)	1.00	06/20/24	(4,800)	(181)	6	(11)
CDX.NA.IG.30 (Q)	1.00	06/20/23	(500)	10	—	3
CDX.NA.IG.31 (Q)	1.00	12/20/23	(31,600)	613	35	374
CDX.NA.IG.32 (Q)	1.00	06/20/24	(700)	13	1	1
Deutsche Bank AG (Q)	1.00	06/20/19	(1,200)	2	—	6
General Electric Co. (Q)	1.00	12/20/20	(100)	1	—	4
General Electric Co. (Q)	1.00	12/20/23	(200)	1	—	10
				(743)	95	1,119

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[10]
CDX.HY.31, 12/20/23	CGM	Put	100.00	04/17/19		8,500,000	—
CDX.HY.31, 12/20/23	CGM	Put	101.00	05/15/19		3,700,000	(4)
CDX.HY.31, 12/20/23	CSI	Put	101.00	04/17/19		1,900,000	—
CDX.HY.31, 12/20/23	CSI	Put	100.00	04/17/19		1,600,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.05	04/17/19		1,800,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.00	04/17/19		1,800,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.10	05/15/19		2,100,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.00	05/15/19		2,200,000	—
CDX.IG.31, 12/20/23	CGM	Put	0.90	06/19/19		14,900,000	(6)
CDX.IG.31, 12/20/23	CSI	Put	0.95	05/15/19		2,900,000	(1)
CDX.IG.31, 12/20/23	CSI	Put	0.90	06/19/19		22,500,000	(9)
CDX.IG.31, 12/20/23	GSC	Put	1.10	04/17/19		5,800,000	—
CDX.IG.31, 12/20/23	GSC	Put	1.15	04/17/19		2,700,000	—
CDX.IG.31, 12/20/23	GSC	Put	1.00	06/19/19		5,800,000	(2)
CDX.IG.31, 12/20/23	GSC	Put	2.40	09/18/19		2,600,000	—
iTraxx Europe Series 30, 12/20/23	GSC	Put	2.40	09/18/19	EUR	2,800,000	—
							(22)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	DUB	04/03/19	ARS	26,223	604	(64)
ARS/USD	DUB	04/23/19	ARS	109,048	2,445	(207)
ARS/USD	GSC	07/10/19	ARS	2,453	50	(3)
AUD/USD	CIT	05/15/19	AUD	1,449	1,029	—
EUR/USD	CIT	05/15/19	EUR	1,981	2,230	(26)
EUR/USD	GSC	05/15/19	EUR	599	674	(7)
MXN/USD	CIT	04/15/19	MXN	367,556	18,889	(242)
MXN/USD	CIT	04/15/19	MXN	49,885	2,564	16
MXN/USD	GSC	04/15/19	MXN	3,835	197	(1)
MXN/USD	CIT	05/15/19	MXN	3,835	196	(5)
MXN/USD	GSC	05/15/19	MXN	7,060	361	(8)
MXN/USD	CIT	06/26/19	MXN	311,664	15,832	(176)
MXN/USD	GSC	06/26/19	MXN	2,682	136	(1)
MXN/USD	CIT	08/14/19	MXN	5,578	281	(3)
RUB/USD	GSC	04/05/19	RUB	397,135	6,042	33
RUB/USD	GSC	05/15/19	RUB	565,230	8,544	75
RUB/USD	GSC	06/14/19	RUB	397,135	5,980	(103)
RUB/USD	GSC	06/14/19	RUB	1,042,885	15,704	79
TRY/USD	GSC	06/14/19	TRY	59,798	10,001	(449)
USD/ARS	DUB	04/03/19	ARS	(26,223)	(604)	2
USD/AUD	CIT	05/15/19	AUD	(29,385)	(20,877)	1
USD/BRL	CIT	01/03/20	BRL	(49,200)	(12,303)	418
USD/EUR	CIT	05/15/19	EUR	(91,083)	(102,531)	1,049
USD/EUR	GSC	05/15/19	EUR	(333)	(375)	3
USD/GBP	CIT	05/15/19	GBP	(29,371)	(38,287)	(564)
USD/GBP	CIT	05/15/19	GBP	(1,569)	(2,046)	13
USD/JPY	CIT	05/15/19	JPY	(1,842,500)	(16,685)	87
USD/MXN	CIT	04/15/19	MXN	(315,499)	(16,213)	173
USD/MXN	GSC	04/15/19	MXN	(105,777)	(5,436)	37
USD/MXN	CIT	06/26/19	MXN	(49,885)	(2,534)	(15)
USD/MXN	CIT	06/26/19	MXN	(53,569)	(2,721)	5
USD/MXN	CIT	08/14/19	MXN	(5,578)	(281)	3
USD/NZD	GSC	05/15/19	NZD	(14,224)	(9,692)	22
USD/PEN	CIT	06/04/19	PEN	(2,001)	(601)	4
USD/RUB	GSC	04/05/19	RUB	(397,135)	(6,042)	99
USD/TRY	CIT	04/15/19	TRY	(1,559)	(274)	(5)
USD/TRY	GSC	04/15/19	TRY	(4,747)	(836)	(12)
					(146,579)	228

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	187	(328)	515
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	16	(74)	90
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	29	(78)	107
CMBX.NA.AAA.6 (M)	JPM	N/A	0.50	05/11/63	(11,702)	88	66	22
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	212	48	164
Deutsche Bank AG (Q)	CGM	2.86	1.00	12/20/23	(2,916)	(242)	(386)	144
Federative Republic of Brazil (Q)	CGM	1.45	1.00	06/20/23	(400)	(7)	(25)	18
Federative Republic of Brazil (Q)	CGM	1.35	1.00	12/20/22	(4,800)	(58)	(158)	100
Federative Republic of Brazil (Q)	CGM	1.76	1.00	06/20/24	(800)	(28)	(27)	(1)
Federative Republic of Brazil (Q)	GSC	1.62	1.00	12/20/23	(700)	(19)	(25)	6
Republic of Argentina (Q)	CGM	7.85	5.00	06/20/23	(45)	(4)	2	(6)
Republic of South Africa (Q)	CGM	1.71	1.00	06/20/23	(1,500)	(41)	(76)	35
Republic of South Africa (Q)	GSC	1.98	1.00	06/20/24	(600)	(28)	(25)	(3)
Russian Federation (Q)	CGM	1.10	1.00	12/20/22	(6,900)	(21)	(20)	(1)
Russian Federation (Q)	DUB	1.16	1.00	06/20/23	(200)	(2)	(6)	4
Russian Federation (Q)	GSC	1.35	1.00	06/20/24	(9,100)	(149)	(147)	(2)
Russian Federation (Q)	GSC	1.27	1.00	12/20/23	(100)	(1)	(2)	1
United Mexican States (Q)	CGM	1.23	1.00	06/20/24	(4,900)	(52)	(86)	34
United Mexican States (Q)	CGM	0.98	1.00	06/20/23	(300)	—	(3)	3
United Mexican States (Q)	DUB	1.12	1.00	12/20/23	(300)	(1)	(6)	5
United Mexican States (Q)	DUB	0.89	1.00	12/20/22	(1,000)	4	1	3
United Mexican States (Q)	GSC	0.98	1.00	06/20/23	(7,200)	9	(55)	64
United Mexican States (Q)	GSC	1.12	1.00	12/20/23	(2,100)	(10)	(40)	30
					(138,288)	(118)	(1,450)	1,332

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	CIT	09/20/19	300	—	13
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	CIT	09/20/19	400	—	6
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	CSI	09/20/19	300	—	14
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	CSI	12/20/19	400	—	28
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	21,700	—	981
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	6,900	—	71
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	800	—	12
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	GSC	06/20/19	21,400	—	1,094

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
iShares iBoxx USD High Yield Corporate Bond ETF (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	7,300	—	355
					—	2,574

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 03/25/37 (a)	458	278
Adagio IV CLO DAC
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (a)	500	560
Alternative Loan Trust
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,554	2,496
Atrium XII LLC
Series AR-12A, 3.59%, (3M USD LIBOR + 0.83%), 04/22/27 (a)	1,900	1,889
Babson Euro CLO BV
Series 2015-A1R-1A, 0.51%, (3M EURIBOR + 0.82%), 10/25/29, EUR (a)	600	671
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 4.36%, 06/25/35 (a)	54	53
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22	696	701
Series 2011-12A1-RR5, REMIC, 4.92%, 03/26/37 (a)	696	690
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 4.91%, 05/25/33 (a)	17	17
Series 2003-2A1-9, REMIC, 4.68%, 02/25/34 (a)	118	116
Series 2004-22A1-9, REMIC, 4.71%, 11/25/34 (a)	96	97
Series 2004-22A1-10, REMIC, 4.43%, 01/25/35 (a)	76	75
Series 2005-2A1-1, REMIC, 4.38%, 03/25/35 (a)	161	161
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 4.25%, 01/25/36 (a)	281	274
Series 2006-21A1-4, REMIC, 3.95%, 08/25/36 (a)	147	134
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 3.49%, (1M USD LIBOR + 1.00%), 08/25/37 (a)	360	359
Series 2005-M2-HE12, REMIC, 2.99%, (1M USD LIBOR + 0.75%), 12/25/35 (a)	288	289
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.74%, 12/26/46 (a)	402	366
Benefit Street Partners CLO VII Ltd.
Series 2015-A1AR-VIIA, 3.56%, (3M USD LIBOR + 0.78%), 07/18/27 (a)	1,100	1,093
Black Diamond CLO DAC
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (a)	1,630	1,826
Series 2015-A2R-1A, 3.86%, (3M USD LIBOR + 1.05%), 10/03/29 (a)	1,060	1,058
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (a)	250	280
Catamaran CLO Ltd.
Series 2013-AR-1A, 3.61%, (3M USD LIBOR + 0.85%), 01/27/28 (a)	4,270	4,236
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.17%, 02/25/37 (a)	25	24
CIFC Funding Ltd.
Series 2015-AR-2A, 3.57%, (3M USD LIBOR + 0.78%), 04/15/27 (a)	4,550	4,522
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.84%, (1M USD LIBOR + 1.35%), 08/25/24 (a)	3,266	3,265
Series 2007-2A3-1, REMIC, 3.94%, (1M USD LIBOR + 1.55%), 09/25/24 (a)	146	146
Citigroup Mortgage Loan Trust Inc.
Series 2005-2A2B-3, REMIC, 4.45%, 08/25/35 (a)	113	86
Series 2005-A2-6, REMIC, 4.24%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (a)	22	22
Series 2005-A1-6, REMIC, 4.68%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (a)	18	18
	Shares/Par[1]	Value ($)
Series 2007-A3A-AMC2, REMIC, 2.57%, (1M USD LIBOR + 0.08%), 01/25/37 (a)	69	50
Series 2007-A3A-AHL3, REMIC, 2.55%, (1M USD LIBOR + 0.06%), 05/25/37 (a)	144	112
Series 2007-22AA-10, REMIC, 4.27%, 09/25/37 (a)	686	628
Series 2005-M3-HE4, REMIC, 2.95%, (1M USD LIBOR + 0.46%), 10/25/35 (a)	3,422	3,095
Series 2006-A1-AMC1, REMIC, 2.63%, (1M USD LIBOR + 0.15%), 09/25/36 (a)	1,758	1,676
Series 2007-1A1A-AR4, REMIC, 4.65%, 03/25/37 (a)	2,721	2,608
Series 2015-1A1-2, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 06/25/47 (a)	2,290	2,264
College Loan Corp. Trust
Series 2007-A1-2, 3.02%, (3M USD LIBOR + 0.25%), 01/25/24 (a)	800	785
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22	610	603
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.92%, 08/25/34 (a)	101	98
Series 2004-5A-HYB7, REMIC, 4.52%, 11/20/34 (a)	44	44
Series 2004-2A1-HYB5, REMIC, 4.33%, 04/20/35 (a)	58	56
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 4.70%, 04/25/34 (a)	40	40
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	744	329
Credit Suisse Mortgage Trust
Series 2015-2A2-12R, REMIC, 3.01%, 12/03/37 (a)	2,300	2,098
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 2.71%, (1M USD LIBOR + 0.22%), 07/25/37 (a)	3,401	2,335
Series 2007-A1-CB6, REMIC, 2.61%, (1M USD LIBOR + 0.12%), 07/25/37 (a)	116	79
Series 2005-M4-CB3, REMIC, 3.54%, (1M USD LIBOR + 1.05%), 08/25/34 (a)	205	200
CSMC Series
Series 2015-5A2-3R, REMIC, 2.64%, (1M USD LIBOR + 0.15%), 09/29/36 (a)	2,730	2,606
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 3.93%, (3M USD LIBOR + 1.15%), 01/16/26 (a)	604	604
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 3.02%, (1M USD LIBOR + 0.53%), 01/25/36 (a)	4,100	3,994
Series 2007-1A1-8, REMIC, 2.68%, (1M USD LIBOR + 0.19%), 02/25/36 (a)	4,882	4,589
CWALT Inc. Alternative Loan Trust
Series 2006-A1-HY11, REMIC, 2.61%, (1M USD LIBOR + 0.12%), 06/25/36 (a)	637	600
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.79%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (a)	1,297	1,675
Series 2007-A3C-3A, 1.79%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (a)	446	576
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.80%, (1M USD LIBOR + 0.31%), 07/25/36 (a)	2,930	2,763
First NLC Trust
Series 2007-A1-1, REMIC, 2.56%, (1M USD LIBOR + 0.07%), 08/25/37 (a)	275	173
Flagship VII Ltd.
Series 2013-A1R-7A, 3.88%, (3M USD LIBOR + 1.12%), 01/20/26 (a)	1,262	1,262
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 2.67%, (1M USD LIBOR + 0.18%), 09/25/46 (a)	492	455
Grifonas Finance Plc
Series 1-A, 0.05%, (6M EURIBOR + 0.28%), 08/28/39, EUR (a)	767	765

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20	4,300	4,370
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.81%, 01/25/35 (a)	69	69
Halcyon Loan Advisors Funding Ltd.
Series 2015-AR-1A, 3.70%, (3M USD LIBOR + 0.92%), 04/20/27 (a)	1,800	1,792
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.65%, 04/19/34 (a)	132	130
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 3.15%, (1M USD LIBOR + 0.66%), 10/25/35 (a)	223	220
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 4.59%, 11/25/35 (a)	146	144
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 4.25%, 03/25/35 (a)	212	210
Series 2005-A1-16IP, REMIC, 3.13%, (1M USD LIBOR + 0.64%), 07/25/45 (a)	135	130
Jamestown CLO IV Ltd.
Series 2014-A1AR-4A, 3.48%, (3M USD LIBOR + 0.69%), 07/15/26 (a)	2,260	2,251
Jamestown CLO V Ltd.
Series 2014-AR-5A, 3.99%, (3M USD LIBOR + 1.22%), 01/19/27 (a)	5,285	5,285
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.44%, 07/25/35 (a)	78	79
Series 2005-7A1-A6, REMIC, 4.32%, 08/25/35 (a)	156	153
Series 2005-2A1-A6, REMIC, 4.62%, 08/25/35 (a)	113	113
Series 2005-4A1-A6, REMIC, 4.40%, 09/25/35 (a)	24	23
Series 2008-1A1-R2, REMIC, 3.67%, 07/27/37 (a)	406	406
Jubilee CLO BV
Series 2015-AR-15A, 0.53%, (3M EURIBOR + 0.84%), 07/12/28, EUR (a)	1,000	1,122
Jubilee CLO XVI BV
Series 2015-A1R-16A, 0.49%, (3M EURIBOR + 0.80%), 12/15/29, EUR (a)	1,840	2,055
KVK CLO Ltd.
Series 2013-AR-1A, 3.70%, (3M USD LIBOR + 0.90%), 01/14/28 (a)	560	556
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.74%, (1M USD LIBOR + 0.25%), 08/25/47 (a)	1,232	1,169
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 2.61%, (1M USD LIBOR + 0.12%), 08/25/36 (a)	523	275
Marathon CLO I Ltd.
Series 2013-A1R-5A, 3.51%, 11/21/27	1,450	1,437
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 4.01%, 12/25/33 (a)	225	218
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 10/25/35 (a)	76	73
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 4.36%, 02/25/33 (a)	102	98
Series 2004-2A2-A1, REMIC, 4.54%, 02/25/34 (a)	152	152
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 2.55%, (1M USD LIBOR + 0.06%), 05/25/37 (a)	63	56
Series 2004-M3-NC7, REMIC, 3.46%, (1M USD LIBOR + 0.98%), 07/25/34 (a)	496	491
Series 2005-M2-HE2, REMIC, 3.15%, (1M USD LIBOR + 0.66%), 01/25/35 (a)	1,338	1,285
MortgageIT Trust
Series 2004-M2-2, REMIC, 3.49%, (1M USD LIBOR + 1.01%), 12/25/34 (a)	435	424
Navient Student Loan Trust
Series 2016-A-7A, 3.64%, (1M USD LIBOR + 1.15%), 12/25/28 (a)	2,036	2,054
	Shares/Par[1]	Value ($)
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.93%, (1M USD LIBOR + 0.45%), 10/07/20 (a)	676	676
Series 2010-2A-R3, REMIC, 3.04%, (1M USD LIBOR + 0.56%), 12/08/20 (a)	1,828	1,829
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 3.25%, (1M USD LIBOR + 0.77%), 05/25/35 (a)	2,735	2,607
OAKC Mortgage Trust
Series 2013-A1R-9A, 3.77%, (3M USD LIBOR + 1.01%), 10/20/25 (a)	2,171	2,173
OCP CLO Ltd.
Series 2015-A1R-8A, 3.62%, (3M USD LIBOR + 0.85%), 04/17/27 (a)	1,300	1,295
Series 2015-A1R-9A, 3.59%, (3M USD LIBOR + 0.80%), 07/15/27 (a)	2,600	2,584
Series 2015-A1R-10A, 3.58%, (3M USD LIBOR + 0.82%), 10/26/27 (a)	2,050	2,037
Penta CLO II BV
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (a)	1,000	1,122
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.43%, 08/25/33 (a)	89	90
RASC Trust
Series 2005-M2-KS11, REMIC, 3.12%, (1M USD LIBOR + 0.63%), 12/25/35 (a)	500	493
Series 2006-M1-KS3, REMIC, 2.82%, (1M USD LIBOR + 0.33%), 04/25/36 (a)	1,000	965
Series 2006-A4-EMX4, REMIC, 2.72%, (1M USD LIBOR + 0.46%), 06/25/36 (a)	6,000	5,733
Residential Asset Mortgage Products Inc.
Series 2004-MII1-RS2, REMIC, 3.36%, (1M USD LIBOR + 0.87%), 02/25/34 (a)	681	679
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	20	20
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	237	159
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 2.80%, (1M USD LIBOR + 0.31%), 08/25/24 (a)	863	825
Securitized Asset Backed Receivables LLC Trust
Series 2006-A2C-HE2, REMIC, 2.64%, (1M USD LIBOR + 0.15%), 07/25/36 (a)	488	273
SLM Private Education Loan Trust
Series 2011-A3-B, 4.73%, (1M USD LIBOR + 2.25%), 05/15/19 (a)	1,150	1,161
Series 2013-A2A-B, 1.85%, 06/17/30	553	552
SLM Student Loan Trust
Series 2008-A-9, 4.27%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,412	1,428
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (a)	70	78
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (a)	818	915
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (a)	396	443
Series 2004-A6B-3A, 3.32%, (3M USD LIBOR + 0.55%), 10/25/39 (a)	2,800	2,748
Series 2007-A3-3, REMIC, 2.81%, (3M USD LIBOR + 0.04%), 04/25/19 (a)	50	50
Small Business Administration Participation Certificates
5.29%, 12/01/27	259	269
SoFi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 01/25/21	2,110	2,097
Sound Point CLO IX Ltd.
Series 2015-AR-2A, 3.64%, (3M USD LIBOR + 0.88%), 07/20/27 (a)	900	897
Sound Point CLO V Ltd.
Series 2015-AR-8R, 3.65%, (3M USD LIBOR + 0.86%), 04/15/27 (a)	3,300	3,300
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 2.69%, (1M USD LIBOR + 0.20%), 06/25/37 (a)	2,171	1,629
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 4.57%, 02/25/34 (a)	229	227
Series 2004-5A-18, REMIC, 4.42%, 12/25/34 (a)	22	22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 3.14%, (1M USD LIBOR + 0.66%), 10/19/34 (a)	16	15
SWAN Trust
Series 10-A-1, 3.12%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (a)	100	71
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (b)	473	40
THL Credit Wind River CLO Ltd.
Series 2015-A1R-2A, 3.66%, 10/15/27	250	249
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 4.53%, 04/25/45 (a)	173	168
Series 2006-A2B-4, REMIC, 4.72%, 07/25/36 (a)	176	166
Towd Point Mortgage Funding Plc
Series 2019-A1-GR4A, 0.00%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (a) (c)	7,200	9,365
Tralee CLO III Ltd.
Series 2014-AR-3A, 3.79%, (3M USD LIBOR + 1.03%), 10/20/27 (a)	2,600	2,592
Venture XX CLO Ltd.
Series 2015-AR-20A, 3.61%, (3M USD LIBOR + 0.82%), 04/15/27 (a)	5,620	5,592
Venture XXI CLO Ltd.
Series 2015-AR-21A, 3.67%, (3M USD LIBOR + 0.88%), 07/15/27 (a)	2,200	2,191
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (b)	2,085	2,076
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20	4,600	4,680
Voya CLO Ltd.
Series 2014-A1R-3A, 3.49%, 07/25/26	3,285	3,269
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 4.55%, 03/25/33 (a)	50	50
Series 2003-A7-AR5, REMIC, 4.13%, 06/25/33 (a)	112	114
Series 2003-2A-AR9, REMIC, 4.38%, 09/25/33 (a)	105	104
Series 2005-3A1-AR10, REMIC, 3.65%, 08/25/35 (a)	19	18
Series 2005-2A1-AR14, REMIC, 4.07%, 12/25/35 (a)	107	105
Series 2006-1A-AR9, REMIC, 3.40%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (a)	2,255	2,086
Series 2007-1A-OA4, REMIC, 3.17%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (a)	320	294
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 4.97%, 12/25/34 (a)	81	81
Series 2006-3A1-AR8, REMIC, 5.00%, 04/25/36 (a)	372	374
Z Capital Credit Partners CLO Ltd.
Series 2015-A1R-1A, 3.73%, (3M USD LIBOR + 0.95%), 07/16/27 (a)	3,570	3,552
Total Non-U.S. Government Agency Asset-Backed Securities (cost $165,853)		166,432
CORPORATE BONDS AND NOTES 9.9%
Communication Services 1.1%
AT&T Inc.
3.38%, (3M USD LIBOR + 0.75%), 06/01/21 (a)	6,500	6,530
3.74%, (3M USD LIBOR + 0.95%), 07/15/21 (a)	4,300	4,344
5.15%, 02/15/50	1,500	1,536
5.30%, 08/15/58	500	510
Charter Communications Operating LLC
3.58%, 07/23/20	2,120	2,136
Deutsche Telekom International Finance BV
1.95%, 09/19/21	2,600	2,539
Sprint Nextel Corp.
7.00%, 08/15/20	700	727
Sprint Spectrum Co. LLC
3.36%, 09/20/21	625	625
Telefonica Emisiones SAU
5.88%, 07/15/19	400	404
	Shares/Par[1]	Value ($)
Time Warner Cable Inc.
8.25%, 04/01/19	100	100
5.00%, 02/01/20	200	203
		19,654
Consumer Discretionary 0.3%
General Motors Co.
3.54%, (3M USD LIBOR + 0.80%), 08/07/20 (a)	30	30
McDonald's Corp.
3.19%, (3M USD LIBOR + 0.43%), 10/28/21 (a)	5,300	5,301
		5,331
Consumer Staples 0.5%
BAT Capital Corp.
3.28%, (3M USD LIBOR + 0.59%), 08/14/20 (a)	3,100	3,092
Constellation Brands Inc.
2.25%, 11/06/20	800	792
Danone SA
2.08%, 11/02/21	2,500	2,453
Pernod-Ricard SA
5.75%, 04/07/21	2,500	2,633
		8,970
Energy 0.5%
Enbridge Inc.
3.18%, (3M USD LIBOR + 0.40%), 01/10/20 (a)	3,700	3,698
3.31%, (3M USD LIBOR + 0.70%), 06/15/20 (a)	5,100	5,103
Regency Energy Partners LP
5.75%, 09/01/20	100	103
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (b)	100	104
Spectra Energy Partners LP
3.30%, (3M USD LIBOR + 0.70%), 06/05/20 (a)	200	200
		9,208
Financials 5.2%
AerCap Ireland Capital DAC
3.75%, 05/15/19	500	500
4.25%, 07/01/20	3,400	3,445
4.63%, 10/30/20	400	409
Ally Financial Inc.
3.75%, 11/18/19	200	201
Banco Bilbao Vizcaya Argentaria SA
5.88%, (callable at 100 beginning 09/24/23), EUR (d)	200	218
6.75%, (callable at 100 beginning 02/18/20), EUR (d)	400	459
Banco Santander SA
6.25%, (callable at 100 beginning 09/11/21), EUR (d)	100	115
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (d)	1,160	1,179
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (d)	200	236
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (d) (e)	2,500	2,900
6.63%, (callable at 100 beginning 06/29/21), EUR (d)	1,200	1,464
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	3,969
Dell EMC
4.42%, 06/15/21	4,200	4,311
Deutsche Bank AG
4.25%, 10/14/21	7,000	7,028
Ford Motor Credit Co. LLC
3.17%, (3M USD LIBOR + 0.43%), 11/02/20 (a)	600	589
General Electric Capital Corp.
2.20%, 01/09/20	1,300	1,292
4.38%, 09/16/20	100	102
3.10%, 01/09/23	2,300	2,285
General Motors Financial Co. Inc.
2.35%, 10/04/19	100	100
4.06%, (3M USD LIBOR + 1.27%), 10/04/19 (a)	100	100
Goldman Sachs Group Inc.
3.81%, (3M USD LIBOR + 1.20%), 09/15/20 (a)	5,800	5,859

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Imperial Brands Finance Plc
2.95%, 07/21/20	1,200	1,197
ING Bank NV
2.63%, 12/05/22	2,000	1,996
John Deere Capital Corp.
2.90%, (3M USD LIBOR + 0.29%), 06/22/20 (a)	7,000	7,015
Lloyds Banking Group Plc
6.38%, (callable at 100 beginning 06/27/20), EUR (d)	600	692
3.41%, (3M USD LIBOR + 0.80%), 06/21/21 (a)	2,600	2,598
Macquarie Bank Ltd.
3.14%, (3M USD LIBOR + 0.35%), 04/04/19 (a)	2,900	2,900
Mitsubishi UFJ Financial Group Inc.
4.51%, (3M USD LIBOR + 1.88%), 03/01/21 (a)	1,111	1,139
National Rural Utilities Cooperative Finance Corp.
3.18%, (3M USD LIBOR + 0.38%), 06/30/21 (a)	1,000	998
Nationwide Building Society
6.88%, GBP (d)	600	782
Navient Corp.
5.88%, 03/25/21	200	206
Petrobras Global Finance BV
6.13%, 01/17/22	247	262
5.30%, 01/27/25	106	108
8.75%, 05/23/26	300	355
6.00%, 01/27/28	4,939	4,998
6.63%, 01/16/34, GBP	200	282
Royal Bank of Scotland Group Plc
7.50%, (callable at 100 beginning 08/10/20) (d) (e)	1,000	1,019
8.63%, (callable at 100 beginning 08/15/21) (d) (e)	200	213
4.15%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	2,000	1,987
4.52%, 06/25/24 (a) (e)	1,300	1,328
Springleaf Finance Corp.
6.00%, 06/01/20	100	103
State Bank of India
3.75%, (3M USD LIBOR + 0.95%), 04/06/20 (a)	4,300	4,302
Toronto-Dominion Bank
2.25%, 03/15/21	3,000	2,977
UBS AG
3.17%, (3M USD LIBOR + 0.58%), 06/08/20 (a)	5,400	5,422
UniCredit SpA
7.83%, 12/04/23	9,650	10,697
Volkswagen Group of America Finance LLC
2.13%, 05/23/19	1,000	999
2.45%, 11/20/19	200	199
		91,535
Industrials 0.6%
Aircastle Ltd.
5.13%, 03/15/21	2,500	2,579
Equifax Inc.
3.60%, 08/15/21	900	907
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,400
6.25%, 05/15/19	400	401
8.25%, 12/15/20	500	540
Ryder System Inc.
2.45%, 09/03/19	100	100
Textron Inc.
3.25%, (3M USD LIBOR + 0.55%), 11/10/20 (a)	3,610	3,599
		9,526
Information Technology 0.5%
Broadcom Corp.
2.38%, 01/15/20	2,000	1,989
3.00%, 01/15/22	200	199
Hewlett Packard Enterprise Co.
3.52%, (3M USD LIBOR + 0.72%), 10/05/21 (a)	3,100	3,087
Microchip Technology Inc.
3.92%, 06/01/21	3,400	3,430
VMware Inc.
3.90%, 08/21/27	200	192
		8,897
	Shares/Par[1]	Value ($)
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	117
American Tower Corp.
2.80%, 06/01/20	200	200
Unibail-Rodamco SE
3.55%, (3M USD LIBOR + 0.77%), 04/16/19 (a)	3,500	3,501
		3,818
Utilities 1.0%
Consolidated Edison Co. of New York Inc.
3.00%, (3M USD LIBOR + 0.40%), 06/25/21 (a)	700	700
Dominion Energy Gas Holdings LLC
3.21%, (3M USD LIBOR + 0.60%), 06/15/21 (a)	2,700	2,701
Duke Energy Corp.
3.19%, (3M USD LIBOR + 0.50%), 05/14/21 (a) (c)	5,600	5,603
NextEra Energy Capital Holdings Inc.
2.93%, (3M USD LIBOR + 0.32%), 09/03/19 (a)	3,340	3,340
3.03%, (3M USD LIBOR + 0.40%), 08/21/20 (a)	3,300	3,300
Sempra Energy
3.06%, (3M USD LIBOR + 0.45%), 03/15/21 (a)	800	792
Southern Power Co.
3.18%, (3M USD LIBOR + 0.55%), 12/20/20 (a)	1,600	1,594
		18,030
Total Corporate Bonds And Notes (cost $173,462)		174,969
GOVERNMENT AND AGENCY OBLIGATIONS 121.4%
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 2.93%, (1M USD LIBOR + 0.45%), 08/15/33 (a)	80	80
Series T-1A1-62, REMIC, 3.60%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (a)	238	240
Series T-1A1-63, REMIC, 3.36%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (a)	178	179
Series WF-4779, REMIC, 2.86%, (1M USD LIBOR + 0.35%), 07/15/44 (a)	2,871	2,863
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 2.38%, (1M USD LIBOR + 0.06%), 07/25/37 (a)	88	86
Federal National Mortgage Association
Series 2019-FA-5, REMIC, 2.89%, (1M USD LIBOR + 0.40%), 03/25/49 (a)	9,085	9,068
Government National Mortgage Association
Series 2017-FB-H10, 3.25%, (1M USD LIBOR + 0.75%), 04/20/67 (a)	2,545	2,591
Series 2018-FG-H15, REMIC, 3.03%, (1M USD LIBOR + 0.15%), 08/20/68 (a)	3,528	3,471
		18,578
Commercial Mortgage-Backed Securities 0.5%
Government National Mortgage Association
Series 2019-FE-20, 2.89%, 02/20/49	8,883	8,866
Mortgage-Backed Securities 9.3%
Federal Home Loan Mortgage Corp.
4.51%, (6M USD LIBOR + 1.73%), 07/01/36 (a)	122	126
4.25%, (12M USD LIBOR + 1.50%), 09/01/36 (a)	111	115
4.45%, (12M USD LIBOR + 1.68%), 10/01/36 (a)	71	74
2.93%, (1M USD LIBOR + 0.45%), 09/15/42 (a)	4,696	4,685
Federal National Mortgage Association
4.12%, (12M USD LIBOR + 1.31%), 11/01/35 (a)	17	18
4.75%, (12M USD LIBOR + 1.81%), 03/01/36 (a)	38	40
4.64%, (12M USD LIBOR + 2.02%), 06/01/36 (a)	15	15
TBA, 3.50%, 05/15/48 (f)	124,990	126,582
TBA, 4.00%, 05/15/48 (f)	31,600	32,472
		164,127
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	285	284
Sovereign 1.2%
Argentina Bonar Bond
49.44%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a)	200	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
44.59%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	14,200	318
Argentina POM Politica Monetaria
54.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (a)	125,060	3,286
Argentina Republic Government International Bond
49.15%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (a)	500	21
6.88%, 01/26/27	4,220	3,397
5.88%, 01/11/28	1,800	1,377
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,084
Mexico Bonos
7.75%, 05/29/31, MXN	3,891	194
Peru Government International Bond
5.94%, 02/12/29, PEN	5,100	1,620
6.15%, 08/12/32, PEN	16,600	5,255
Qatar Government International Bond
3.88%, 04/23/23	1,900	1,955
5.10%, 04/23/48	1,400	1,539
		21,051
Treasury Inflation Indexed Securities 109.4%
Australia Government Inflation Indexed Bond
1.25%, 02/21/22, AUD (g)	5,290	4,410
3.00%, 09/20/25, AUD (g)	8,920	9,130
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (h)	5,784	5,719
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (h)	12,521	645
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (h)	9,008	10,743
2.10%, 07/25/23, EUR (h)	15,225	19,599
1.85%, 07/25/27, EUR (h)	2,083	2,934
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (h)	1,013	1,161
2.35%, 09/15/24, EUR (h)	4,771	5,755
Japan Government CPI Linked Inflation Indexed Bond
0.10%, 03/10/28, JPY (h)	884,875	8,328
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (g)	14,100	11,233
3.00%, 09/20/30, NZD (g)	2,500	2,238
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (h)	11,264	15,189
1.00%, 02/15/48 (h)	23,723	24,257
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/20 (f) (h) (i)	51,178	51,602
1.25%, 07/15/20 (h)	18,422	18,695
0.63%, 07/15/21 - 04/15/23 (h) (i)	12,154	12,249
0.13%, 04/15/21 - 04/15/22 (f) (h) (i)	281,443	279,151
0.13%, 01/15/23 (h) (i)	15,770	15,595
0.38%, 07/15/23 - 07/15/27 (h)	158,592	158,725
0.63%, 01/15/24 - 02/15/43 (h)	13,702	13,679
0.13%, 01/15/22 - 07/15/26 (h)	99,590	98,044
0.25%, 01/15/25 (h)	40,451	40,040
2.38%, 01/15/25 (f) (h)	209,279	232,529
0.63%, 01/15/26 (f) (h)	201,264	203,623
2.00%, 01/15/26 (f) (h)	115,037	126,954
0.38%, 01/15/27 (h) (i)	21,612	21,426
2.38%, 01/15/27 (h)	3,120	3,569
0.50%, 01/15/28 (h)	49,596	49,503
1.75%, 01/15/28 (h)	18,485	20,423
3.63%, 04/15/28 (f) (h)	32,080	40,741
2.50%, 01/15/29 (f) (h)	26,797	31,772
3.88%, 04/15/29 (h)	22,583	29,848
2.13%, 02/15/40 (f) (h)	44,021	54,944
2.13%, 02/15/41 (h)	6,552	8,223
0.75%, 07/15/28 - 02/15/45 (h)	48,968	47,887
1.38%, 02/15/44 (f) (h)	75,160	83,134
	Shares/Par[1]	Value ($)
1.00%, 02/15/46 (h)	46,168	47,099
0.88%, 01/15/29 - 02/15/47 (h)	56,841	57,129
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (h)	1,858	2,838
0.75%, 11/22/47, GBP (h)	1,526	3,909
0.13%, 03/22/26 - 11/22/65, GBP (h)	35,622	59,175
		1,933,847
U.S. Treasury Securities 0.0%
U.S. Treasury Bond
3.00%, 02/15/48	140	145
Total Government And Agency Obligations (cost $2,129,563)		2,146,898
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Co. - Series L, 7.50% (d) (e)	—	646
Total Preferred Stocks (cost $500)		646
SHORT TERM INVESTMENTS 3.1%
Certificates of Deposit 0.6%
Barclays Plc
3.17%, (3M USD LIBOR + 0.40%), 10/25/19 (a)	11,000	10,999
Discount Notes 0.2%
CIMIC Group Ltd.
3.75%, 04/04/19 (j)	700	700
4.04%, 07/03/19, AUD (j)	3,000	2,109
		2,809
Treasury Securities 2.3%
Argentina Treasury Bill
52.41%, 07/30/19, ARS (j)	12,260	337
Brazil Treasury Bill
6.09%, 01/01/20, BRL (j)	31,502	7,677
Japan Treasury Bill
-0.27%, 05/13/19, JPY (j)	3,680,000	33,211
		41,225
Total Short Term Investments (cost $55,815)		55,033
Total Investments 143.9% (cost $2,525,193)		2,543,978
Total Purchased Options 0.2% (cost $2,434)		3,073
Other Derivative Instruments (0.1)%		(1,088)
Other Assets and Liabilities, Net (44.0)%		(777,650)
Total Net Assets 100.0%		1,768,313

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $1,254,972.

(g) Treasury inflation indexed note, par amount is not adjusted for inflation.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Duke Energy Corp., 3.19%, 05/14/21	05/14/18	5,600	5,603	0.3
Towd Point Mortgage Funding Plc, Series 2019-A1-GR4A, 0.00%, 10/20/51	03/25/19	9,507	9,365	0.5
		15,107	14,968	0.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	595	June 2019	EUR	78,826	(80)	439
Euro-Bund	1,262	June 2019	EUR	206,962	(347)	3,333
U.S. Treasury Note, 10-Year	35	June 2019		4,293	(10)	55
U.S. Treasury Note, 2-Year	98	June 2019		20,814	(21)	69
Ultra Long Term U.S. Treasury Bond	59	June 2019		9,587	(22)	325
					(480)	4,221
Short Contracts
Australia Commonwealth Treasury Bond, 10-Year	(44)	June 2019	AUD	(5,971)	—	(89)
Australia Commonwealth Treasury Bond, 3-Year	(72)	June 2019	AUD	(8,135)	—	(33)
Euro-BTP	(376)	June 2019	EUR	(47,259)	177	(1,607)
Euro-Buxl	(243)	June 2019	EUR	(44,284)	349	(2,585)
Euro-OAT	(632)	June 2019	EUR	(101,041)	234	(1,993)
Euro-Schatz	(2,093)	June 2019	EUR	(234,111)	35	(282)
Short Term Euro BTP	(1)	June 2019	EUR	(111)	—	—
U.K. Long Gilt	(441)	June 2019	GBP	(56,152)	(17)	(1,173)
U.S. Treasury Long Bond	(549)	June 2019		(80,038)	206	(2,123)
U.S. Treasury Note, 5-Year	(243)	June 2019		(27,888)	55	(259)
Ultra 10-Year U.S. Treasury Note	(436)	June 2019		(56,633)	123	(1,259)
					1,162	(11,403)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.40	(S)	12/07/26		69,600	69	(746)
3M LIBOR (Q)	Receiving	1.75	(S)	12/21/26		36,760	82	2,606
3M LIBOR (Q)	Receiving	3.10	(S)	04/17/28		41,630	6	(981)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,200	23	(496)
3M LIBOR (Q)	Receiving	3.13	(S)	09/13/28		39,500	1	(1,038)
3M LIBOR (Q)	Receiving	2.15	(S)	06/19/48		1,050	2	103
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		5,620	12	(540)
3M LIBOR (Q)	Receiving	3.00	(S)	12/19/48		8,200	15	(1,177)
3M LIBOR (Q)	Paying	2.25	(S)	12/20/22		23,100	(36)	(65)
3M LIBOR (Q)	Paying	2.00	(S)	06/20/23		59,300	(110)	1,597
3M LIBOR (Q)	Paying	2.68	(S)	10/25/23		18,600	(37)	309
3M LIBOR (Q)	Paying	2.67	(S)	11/19/23		8,000	(16)	132
3M LIBOR (Q)	Paying	2.68	(S)	12/12/23		8,000	(17)	138
3M LIBOR (Q)	Paying	2.50	(S)	12/19/23		14,300	(30)	247
3M LIBOR (Q)	Paying	2.75	(S)	12/19/23		43,800	(87)	1,208
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	(12)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	2,640,000	(62)	(745)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	(S)	12/21/45	JPY	50,000	(4)	(40)
6M GBP LIBOR (S)	Receiving	1.50	(S)	09/18/49	GBP	12,070	121	(729)
Federal Funds Effective Rate (A)	Receiving	2.00	(A)	12/15/47		7,600	38	464
Federal Funds Effective Rate (A)	Receiving	2.43	(A)	12/20/47		1,300	7	(38)
Federal Funds Effective Rate (A)	Receiving	2.50	(A)	12/20/47		4,450	24	(200)
France CPI Excluding Tobacco (A)	Receiving	1.00	(A)	04/15/20	EUR	890	—	(3)
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	—	(4)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	1	(49)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	15,100	17	(75)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	430	(2)	50
HICP (A)	Paying	1.54	(A)	06/15/23	EUR	8,290	(7)	227
HICP (A)	Paying	1.07	(A)	02/15/24	EUR	9,800	(6)	77
HICP (A)	Paying	1.17	(A)	03/15/24	EUR	15,100	(12)	124
HICP (A)	Paying	1.54	(A)	03/15/28	EUR	2,700	(5)	122
HICP (A)	Paying	1.62	(A)	05/15/28	EUR	4,660	(8)	256
HICP (A)	Paying	1.81	(A)	11/15/38	EUR	2,300	(12)	224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
HICP (A)	Paying	1.80	(A)	11/15/38	EUR	2,660	(14)	251
HICP (A)	Paying	1.57	(A)	03/15/39	EUR	2,200	(9)	68
HICP (A)	Paying	1.95	(A)	03/15/48	EUR	1,600	(12)	241
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	900	(8)	136
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	1,520	(13)	227
U.K. Retail Price Index (A)	Receiving	3.43	(A)	03/15/47	GBP	1,870	(18)	(23)
U.K. Retail Price Index (A)	Paying	3.63	(A)	12/15/28	GBP	2,600	(1)	84
U.K. Retail Price Index (A)	Paying	3.35	(A)	05/15/30	GBP	8,300	4	45
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	11,500	6	94
U.K. Retail Price Index (A)	Paying	3.33	(A)	08/15/30	GBP	3,000	2	61
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	2	125
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	5	222
U.K. Retail Price Index (A)	Paying	3.10	(A)	06/15/31	GBP	7,200	7	178
U.K. Retail Price Index (A)	Paying	3.53	(A)	10/15/31	GBP	7,950	8	1
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/32	GBP	8,300	11	38
U.K. Retail Price Index (A)	Paying	3.50	(A)	09/15/33	GBP	720	2	1
U.K. Retail Price Index (A)	Paying	3.58	(A)	10/15/33	GBP	1,130	2	34
US CPURNSA (A)	Receiving	1.98	(A)	04/10/19		10,760	—	(47)
US CPURNSA (A)	Receiving	1.93	(A)	05/08/19		5,760	20	—
US CPURNSA (A)	Receiving	1.72	(A)	07/15/20		7,490	5	(7)
US CPURNSA (A)	Receiving	2.17	(A)	07/15/20		10,300	8	(55)
US CPURNSA (A)	Receiving	2.03	(A)	11/23/20		6,700	9	(14)
US CPURNSA (A)	Receiving	2.02	(A)	11/25/20		6,300	8	(12)
US CPURNSA (A)	Receiving	1.88	(A)	03/14/21		2,000	2	(2)
US CPURNSA (A)	Receiving	1.93	(A)	03/18/21		8,300	6	(14)
US CPURNSA (A)	Receiving	1.55	(A)	07/26/21		4,500	5	(57)
US CPURNSA (A)	Receiving	1.60	(A)	09/12/21		3,550	5	(46)
US CPURNSA (A)	Receiving	2.07	(A)	07/15/22		3,500	7	(20)
US CPURNSA (A)	Receiving	2.50	(A)	07/15/22		20,800	50	(252)
US CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	44	(315)
US CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	4	(29)
US CPURNSA (A)	Receiving	2.26	(A)	04/27/23		11,370	28	(248)
US CPURNSA (A)	Receiving	2.26	(A)	05/09/23		3,040	7	(65)
US CPURNSA (A)	Receiving	2.28	(A)	05/10/23		4,650	11	(104)
US CPURNSA (A)	Paying	1.73	(A)	07/26/26		4,500	(14)	109
US CPURNSA (A)	Paying	1.80	(A)	09/12/26		3,550	(11)	89
US CPURNSA (A)	Paying	1.78	(A)	09/15/26		3,100	(10)	78
US CPURNSA (A)	Paying	2.18	(A)	09/20/27		3,570	(12)	39
US CPURNSA (A)	Paying	2.15	(A)	09/25/27		3,500	(12)	26
US CPURNSA (A)	Paying	2.16	(A)	10/17/27		7,900	(26)	67
US CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	(32)	291
US CPURNSA (A)	Paying	2.35	(A)	05/09/28		3,040	(10)	106
US CPURNSA (A)	Paying	2.36	(A)	05/09/28		4,570	(15)	163
US CPURNSA (A)	Paying	2.36	(A)	05/10/28		4,650	(15)	167
US CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(28)	305
US CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(27)	290
							(53)	3,172

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31 (Q)	5.00	12/20/23	28,322	(1,884)	(89)	(165)
iTraxx Europe Series 26 (Q)	1.00	12/20/21	10,800	(248)	(11)	(72)
iTraxx Europe Series 28 (Q)	1.00	12/20/22	7,200	(179)	(11)	17
				(2,311)	(111)	(220)
Credit default swap agreements - sell protection[4]
Daimler AG (Q)	1.00	12/20/20	(660)	9	—	—
Deutsche Bank AG (Q)	1.00	12/20/19	(300)	1	—	3
General Electric Co. (Q)	1.00	12/20/20	(400)	5	—	16
General Electric Co. (Q)	1.00	12/20/23	(700)	2	—	43
				17	—	62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro-Bobl	115	EUR	128.00	05/24/19	—	—
Euro-Bobl	890	EUR	126.00	05/24/19	—	(1)
Euro-Bobl	135	EUR	127.75	05/24/19	—	—
Euro-BTP	44	EUR	153.00	05/24/19	—	—
Euro-BTP	400	EUR	159.00	05/24/19	—	—
Euro-Bund	22	EUR	154.00	05/24/19	—	—
Euro-Bund	123	EUR	153.50	05/24/19	—	—
Euro-Bund	135	EUR	148.00	05/24/19	—	—
Euro-Bund	1,000	EUR	145.00	05/24/19	—	(1)
Euro-OAT	123	EUR	172.00	05/24/19	—	—
Euro-OAT	22	EUR	173.00	05/24/19	—	—
Euro-OAT	280	EUR	175.00	05/24/19	—	—
Euro-Schatz	52	EUR	113.00	05/24/19	—	—
Euro-Schatz	2,000	EUR	114.00	05/24/19	—	(1)
					—	(3)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
10-Year U.S. Treasury Note Future, Expiration June 2019	Put	112.00	05/24/19	171	—
2-Year U.S. Treasury Note Future, Expiration June 2019	Put	104.63	05/24/19	15	—
5-Year U.S. Treasury Note Future, Expiration June 2019	Call	123.75	05/24/19	200	2
U.S. Treasury Long Bond Future, Expiration June 2019	Call	190.00	05/24/19	451	—
Ultra Long Term U.S. Treasury Bond Future, Expiration June 2019	Call	210.00	05/24/19	5	—
					2

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 02/21/20	MSC	Call	2.50	02/20/20	116,500,000	907
3M LIBOR, 02/24/20	MSC	Call	2.50	02/21/20	115,000,000	896
3M LIBOR, 03/27/20	MSC	Call	2.25	03/26/20	179,200,000	964
3M LIBOR, 03/30/20	MSC	Call	2.25	03/27/20	56,400,000	304
						3,071

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.IG.31, 12/20/23	BNP	Put	1.00	04/17/19	3,700,000	—
CDX.IG.31, 12/20/23	BOA	Put	1.20	05/15/19	4,400,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.05	04/17/19	4,000,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.20	04/17/19	4,700,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.15	04/17/19	5,000,000	—
CDX.IG.31, 12/20/23	CGM	Put	1.10	05/15/19	4,300,000	—
						—
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24	19,400,000	(1)
Cap - CPURNSA Index	JPM	Call	4.00	05/16/24	1,700,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20	3,100,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20	21,100,000	(2)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20	8,600,000	(3)
						(6)
Interest Rate Swaptions[10]
3M LIBOR, 02/21/20	MSC	Call	2.52	02/20/20	49,800,000	(890)
3M LIBOR, 02/24/20	MSC	Call	2.53	02/21/20	49,200,000	(889)
3M LIBOR, 03/27/20	MSC	Call	2.34	03/26/20	37,100,000	(492)
3M LIBOR, 03/27/20	MSC	Call	2.34	03/26/20	37,100,000	(499)
3M LIBOR, 03/30/20	MSC	Call	2.36	03/27/20	23,600,000	(329)
						(3,099)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20	113,800,000	(33)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	04/03/19	ARS	9,505	219	—
ARS/USD	CSI	04/03/19	ARS	2,427	56	(5)
ARS/USD	CSI	04/03/19	ARS	5,791	133	1
ARS/USD	BNP	05/14/19	ARS	27,246	594	(27)
BRL/USD	JPM	04/02/19	BRL	30,040	7,684	(303)
CAD/USD	UBS	04/02/19	CAD	12,416	9,299	50
CNY/USD	CIT	04/15/19	CNY	30,778	4,580	121
CNY/USD	JPM	04/15/19	CNY	307	46	—
COP/USD	BNP	06/11/19	COP	5,686,597	1,777	(39)
COP/USD	CIT	06/11/19	COP	19,619,309	6,131	(154)
GBP/USD	BOA	04/02/19	GBP	1,007	1,310	(28)
GBP/USD	SCB	04/02/19	GBP	55,438	72,108	(1,285)
IDR/USD	SCB	06/19/19	IDR	122,896,522	8,543	(67)
JPY/USD	UBS	04/02/19	JPY	216,200	1,951	(13)
JPY/USD	CIT	05/08/19	JPY	216,200	1,957	(9)
MXN/USD	BOA	04/15/19	MXN	2,198	113	(2)
MXN/USD	CIT	04/15/19	MXN	2,154	111	(1)
MXN/USD	CIT	04/15/19	MXN	3,278	168	—
MXN/USD	CIT	04/24/19	MXN	17,123	879	(7)
MXN/USD	CIT	05/15/19	MXN	5,476	280	(7)
MXN/USD	CIT	06/26/19	MXN	2,154	109	(1)
MXN/USD	CIT	08/14/19	MXN	2,450	123	(1)
NZD/USD	SCB	04/02/19	NZD	18,454	12,563	22
PEN/USD	BNP	04/10/19	PEN	18,421	5,550	2
RUB/USD	MSC	05/15/19	RUB	620,644	9,382	33
USD/ARS	BNP	04/03/19	ARS	(9,505)	(219)	23
USD/ARS	CSI	04/03/19	ARS	(8,218)	(189)	—
USD/ARS	BNP	05/10/19	ARS	(1,287)	(28)	—
USD/ARS	CSI	05/10/19	ARS	(5,791)	(127)	(1)
USD/AUD	ANZ	04/02/19	AUD	(19,215)	(13,640)	83
USD/AUD	MSC	05/03/19	AUD	(19,215)	(13,648)	(14)
USD/AUD	ANZ	07/03/19	AUD	(3,000)	(2,133)	7
USD/BRL	JPM	04/02/19	BRL	(30,040)	(7,684)	(63)
USD/BRL	JPM	01/03/20	BRL	(31,502)	(7,877)	312
USD/CAD	CIT	04/02/19	CAD	(12,416)	(9,299)	143
USD/CAD	UBS	05/03/19	CAD	(12,416)	(9,306)	(51)
USD/CAD	CIT	05/15/19	CAD	(5,010)	(3,756)	37
USD/CNY	CSI	04/15/19	CNY	(31,085)	(4,626)	(195)
USD/EUR	BNP	04/02/19	EUR	(999)	(1,120)	19
USD/EUR	CIT	04/02/19	EUR	(6,141)	(6,887)	58
USD/EUR	JPM	04/02/19	EUR	(54,570)	(61,203)	1,051
USD/EUR	BOA	05/03/19	EUR	(61,710)	(69,393)	240
USD/GBP	BOA	04/02/19	GBP	(1,674)	(2,177)	13
USD/GBP	CIT	04/02/19	GBP	(42,923)	(55,830)	715
USD/GBP	JPM	04/02/19	GBP	(11,848)	(15,411)	340
USD/GBP	SCB	05/03/19	GBP	(55,438)	(72,221)	1,284
USD/JPY	CIT	04/02/19	JPY	(216,200)	(1,951)	9
USD/JPY	BNP	05/13/19	JPY	(3,680,000)	(33,321)	775
USD/KRW	CIT	06/19/19	KRW	(8,883,145)	(7,845)	106
USD/MXN	CIT	04/15/19	MXN	(7,630)	(392)	8
USD/MXN	MLP	06/26/19	MXN	(41,284)	(2,097)	(4)
USD/NZD	SCB	04/02/19	NZD	(18,454)	(12,564)	126
USD/NZD	SCB	05/03/19	NZD	(18,454)	(12,571)	(23)
USD/PEN	BNP	04/10/19	PEN	(18,421)	(5,550)	(26)
USD/PEN	BNP	08/01/19	PEN	(18,420)	(5,524)	(3)
USD/RUB	CIT	05/15/19	RUB	(105,711)	(1,598)	(8)
USD/SGD	ANZ	06/19/19	SGD	(2,656)	(1,963)	3
USD/TWD	SCB	06/19/19	TWD	(271,392)	(8,849)	(14)
					(305,333)	3,230

JNL/PIMCO Real Return Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	DUB	2.50	(A)	07/15/22	5,700	129	(706)
US CPURNSA (A)	Receiving	DUB	2.56	(A)	05/08/23	11,800	—	(1,231)
US CPURNSA (A)	Paying	MSC	1.81	(A)	09/20/26	1,400	—	(30)
							129	(1,967)

JNL/PIMCO Real Return Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
United Mexican States (Q)	BOA	N/A	1.00	12/20/23	11,900	57	113	(56)
United Mexican States (Q)	CGM	N/A	1.00	12/20/23	5,600	27	48	(21)
					17,500	84	161	(77)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	45	(229)	274
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	10	(70)	80
					(5,400)	55	(299)	354

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Express Credit Account Master Trust
Series 2014-B-1, 2.98%, (1M USD LIBOR + 0.50%), 05/15/19 (b)	2,275	2,276
Ares LIII CLO Ltd.
Series 2019-A2-53A, 0.00%, (3M USD LIBOR + 1.65%), 04/24/31 (b)	2,300	2,300
Ares XXXIX CLO Ltd.
Series 2016-A2R-39A, 0.00%, (3M USD LIBOR + 1.65%), 04/18/31 (b)	2,000	2,000
LCM XV LP
Series 2019-A-2-30, 6.46%, (3M USD LIBOR + 1.60%), 04/20/31 (b)	958	958
Octagon Investment Partners 41 Ltd.
Series 2019-A2-2A, 0.00%, (3M USD LIBOR + 1.65%), 04/15/31 (b)	1,333	1,333
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,867)		8,867
CORPORATE BONDS AND NOTES 2.9%
Communication Services 0.2%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	1,438	1,300
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,461
Sprint Corp.
7.13%, 06/15/24	624	633
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	454	454
		3,848
Consumer Discretionary 0.2%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	1,675	1,625
GLP Capital LP
5.75%, 06/01/28	189	203
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,572	1,560
		3,388
Consumer Staples 0.2%
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,408	1,455
Spectrum Brands Inc.
5.75%, 07/15/25	952	963
		2,418
Energy 0.6%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	1,600	1,678
Cheniere Energy Partners LP
5.63%, 10/01/26 (c)	1,544	1,582
Energy Transfer Operating LP
5.50%, 06/01/27	1,550	1,681
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	2,000	1,633
Parsley Energy LLC
5.25%, 08/15/25 (c)	1,550	1,536
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	421	425
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,580	1,620
		10,155
Financials 0.3%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,650	1,648
Dell EMC
5.88%, 06/15/21 (c)	1,000	1,018
GLP Capital LP
5.30%, 01/15/29	1,436	1,507
SLM Corp.
5.50%, 01/25/23	1,263	1,271
		5,444
	Shares/Par[1]	Value ($)
Health Care 0.3%
Community Health Systems Inc.
8.63%, 01/15/24 (c)	1,000	1,002
Tenet Healthcare Corp.
8.13%, 04/01/22	220	237
6.75%, 06/15/23	1,644	1,693
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (c)	1,186	1,193
		4,125
Industrials 0.4%
Ashtead Capital Inc.
5.25%, 08/01/26 (c)	1,625	1,662
Bombardier Inc.
6.13%, 01/15/23 (c)	1,598	1,619
7.88%, 04/15/27 (c)	853	878
Park Aerospace Holdings Ltd.
5.50%, 02/15/24 (c)	1,550	1,610
		5,769
Information Technology 0.0%
Sanmina Corp.
4.38%, 06/01/19 (c)	750	751
Materials 0.5%
FMG Resources August 2006 Pty Ltd.
5.13%, 05/15/24 (c)	1,625	1,619
FXI Holdings Inc.
7.88%, 11/01/24 (c)	1,875	1,748
Hexion Inc.
10.38%, 02/01/22 (c)	1,000	840
Koppers Inc.
6.00%, 02/15/25 (c)	645	631
Olin Corp.
5.13%, 09/15/27	1,650	1,669
Silgan Holdings Inc.
4.75%, 03/15/25	1,000	985
		7,492
Real Estate 0.1%
Equinix Inc.
5.38%, 05/15/27	1,600	1,676
Utilities 0.1%
Calpine Corp.
5.25%, 06/01/26	1,598	1,592
Total Corporate Bonds And Notes (cost $47,069)		46,658
SENIOR LOAN INTERESTS 91.6%
Communication Services 5.9%
CBS Radio Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 11/18/24 (b)	6,522	6,333
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (b)	5,329	5,219
Cincinnati Bell Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/02/24 (b)	2,985	2,950
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.87%, (1M LIBOR + 2.38%), 08/11/24 (b)	4,169	4,104
Consolidated Communications Inc.
Term Loan B, 5.50%, (1M LIBOR + 3.00%), 09/29/23 (b)	5,454	5,150
CSC Holdings LLC
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 01/31/26 (b)	6,000	5,818
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (b)	3,056	2,979
GoodRx Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 10/10/25 (b)	3,142	3,103
Gray Television Inc.
Term Loan C, 4.98%, (3M LIBOR + 2.50%), 10/30/25 (b)	1,496	1,478

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GTT Communications Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/27/25 (b)	4,169	3,919
Hargray Communications Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 03/23/24 (b)	1,434	1,412
Intelsat Jackson Holdings SA
Term Loan B-3, 6.24%, (3M LIBOR + 3.75%), 11/27/23 (b)	3,268	3,216
Maxar Technologies Ltd.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 07/07/24 (b)	4,683	3,626
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.49%, (3M LIBOR + 3.00%), 10/27/24 (b)	2,906	2,879
SBA Senior Finance II LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 03/26/25 (b)	5,572	5,449
Securus Technologies Holdings Inc.
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 06/20/24 (b)	2,933	2,911
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (b)	6,429	6,252
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (b)	6,237	6,142
Tribune Media Co.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/27/20 (b)	264	264
Term Loan C, 5.50%, (3M LIBOR + 3.00%), 01/20/24 (b)	4,296	4,288
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.50%, (3M LIBOR + 4.00%), 12/15/23 (b) (d)	2,686	2,565
1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (b) (d)	—	—
Virgin Media Bristol LLC
Term Loan K, 4.98%, (3M LIBOR + 2.50%), 02/10/26 (b)	6,640	6,564
Windstream Holdings Inc.
DIP Term Loan, 0.00%, (3M LIBOR + 2.50%), 03/08/21 (b) (e)	1,736	1,731
Ziggo Secured Finance Partnership
Term Loan E, 4.98%, (3M LIBOR + 2.50%), 04/15/25 (b)	6,000	5,838
		94,190
Consumer Discretionary 20.9%
1011778 B.C. Unltd. Liability Co.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/15/24 (b)	6,972	6,856
24 Hour Fitness Worldwide Inc.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 05/30/25 (b)	1,783	1,779
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 05/30/25 (b)	1,188	1,185
Allied Universal Holdco LLC
Term Loan, 6.24%, (3M LIBOR + 3.75%), 07/28/22 (b)	4,344	4,192
Altra Industrial Motion Corp.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 09/26/25 (b)	1,753	1,720
AMC Entertainment Holdings Inc.
Term Loan, 4.73%, (1M LIBOR + 2.25%), 04/30/20 (b)	3,475	3,471
Incremental Term Loan, 4.73%, (3M LIBOR + 2.25%), 12/15/23 (b)	755	754
American Axle & Manufacturing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/10/24 (b)	3,306	3,226
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (b)	5,648	5,513
Boing US Holdco Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.25%), 09/20/24 (b)	3,572	3,559
	Shares/Par[1]	Value ($)
Bombardier Recreational Products Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 06/30/23 (b)	2,946	2,876
Boyd Gaming Corp.
Term Loan B-3, 4.66%, (3M LIBOR + 2.25%), 09/15/23 (b)	5,355	5,303
Burlington Coat Factory Warehouse Corp.
Term Loan B-5, 4.50%, (3M LIBOR + 2.00%), 11/17/24 (b)	1,543	1,528
Caesars Entertainment Operating Co.
Term Loan, 4.49%, (3M LIBOR + 2.00%), 04/03/24 (b)	6,336	6,181
Caesars Resort Collection LLC
1st Lien Term Loan B, 5.25%, (3M LIBOR + 2.75%), 12/23/24 (b)	11,333	11,171
Callaway Golf Co.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 12/31/25 (b) (e)	535	539
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 12/31/25 (b)	851	857
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (b)	3,993	3,968
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (b)	9,767	9,694
CityCenter Holdings LLC
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 04/14/24 (b)	7,735	7,588
Coinamatic Canada Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 05/13/22 (b)	323	311
Constellis Holdings LLC
1st Lien Term Loan, 7.74%, (1M LIBOR + 5.00%), 04/17/24 (b) (d)	2,287	2,173
Core & Main LP
Term Loan B, 5.63%, (3M LIBOR + 3.00%), 07/19/24 (b)	3,091	3,062
Creative Artists Agency LLC
Term Loan B, 5.49%, (1M LIBOR + 3.00%), 02/15/24 (b)	3,007	2,974
Term Loan B, 7.50%, (1M PRIME + 2.00%), 02/15/24 (b)	3	3
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (b)	4,783	4,641
Dana Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/27/26 (b) (d) (e)	3,000	2,970
Delta 2 (LUX) SARL
Term Loan, 4.99%, (3M LIBOR + 2.50%), 02/01/24 (b)	7,151	6,877
DexKo Global Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 07/24/24 (b)	1,481	1,456
Dynacast International LLC
Term Loan B-2, 5.85%, (3M LIBOR + 3.25%), 01/28/22 (b)	2,047	2,009
Eldorado Resorts LLC
Term Loan B, 0.00%, (1M LIBOR + 2.25%), 03/15/24 (b) (e)	1,210	1,198
Term Loan B, 4.88%, (1M LIBOR + 2.25%), 03/15/24 (b)	1,780	1,762
Equinox Holdings Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/08/24 (b)	3,122	3,100
ESH Hospitality Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/30/23 (b)	5,338	5,298
Fitness International LLC
Term Loan B, 5.74%, (1M LIBOR + 3.25%), 04/13/25 (b)	3,992	3,953
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.49%, (3M LIBOR + 2.00%), 11/30/23 (b)	5,954	5,901
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (b)	2,660	2,631

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (b)	3,350	3,314
Hayward Industries Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/04/24 (b)	2,977	2,916
Helix Gen Funding LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 03/02/24 (b)	2,836	2,722
Hoffmaster Group Inc.
1st Lien Term Loan, 6.49%, (1M LIBOR + 4.00%), 11/11/23 (b)	1,336	1,330
iHeartCommunications Inc.
Term Loan D, 0.00%, 12/31/19 (f) (g)	4,500	3,199
Inmar Holdings Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/25/24 (b)	4,846	4,620
Interior Logic Group Inc.
Term Loan B, 6.80%, (1M LIBOR + 4.00%), 05/21/25 (b)	1,254	1,229
International Textile Group Inc.
1st Lien Term Loan, 7.49%, (3M LIBOR + 5.00%), 04/19/24 (b) (d)	1,325	1,272
Intrawest Resorts Holdings Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 3.00%), 06/28/24 (b)	3,106	3,086
IRB Holding Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/18/25 (b)	6,706	6,530
J. Crew Group Inc.
Term Loan, 5.96%, (3M LIBOR + 3.22%), 03/05/21 (b)	475	324
Term Loan, 6.02%, (3M LIBOR + 3.22%), 03/05/21 (b)	2,500	1,705
Jo-Ann Stores Inc.
Term Loan, 7.76%, (3M LIBOR + 5.00%), 09/29/23 (b)	1,991	1,981
Jostens Inc.
Term Loan, 0.00%, (3M LIBOR + 5.50%), 12/17/25 (b) (e)	1,500	1,499
Las Vegas Sands LLC
Term Loan B, 4.25%, (3M LIBOR + 1.75%), 03/27/25 (b)	6,832	6,704
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 12/24/21 (b)	1,750	1,731
2nd Lien Term Loan, 9.23%, (3M LIBOR + 6.75%), 06/23/23 (b) (d)	287	278
Lifetime Brands Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 03/13/25 (b)	2,332	2,265
Lions Gate Capital Holdings LLC
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 03/20/25 (b)	4,109	4,047
LTF Merger Sub Inc.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 06/22/22 (b)	5,748	5,673
MA FinanceCo. LLC
Term Loan B-2, 4.74%, (3M LIBOR + 2.25%), 11/19/21 (b)	2,569	2,504
Marriott Ownership Resorts Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/09/25 (b) (e)	3,005	2,986
Mavis Tire Express Services Corp.
Delayed Draw Term Loan, 2.00%, (3M LIBOR + 3.25%), 03/15/25 (b) (d) (h)	91	90
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (d)	3,587	3,488
Delayed Draw Term Loan, 5.74%, (3M LIBOR + 3.25%), 03/15/25 (b) (d) (h)	20	20
Michaels Stores Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 01/01/23 (b)	6,668	6,525
Mohegan Tribal Gaming Authority
Term Loan B, 6.50%, (3M LIBOR + 4.00%), 10/30/23 (b)	1,053	995
NPC International Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 04/05/24 (b)	1,149	1,027
	Shares/Par[1]	Value ($)
1st Lien Term Loan, 6.13%, (3M LIBOR + 3.50%), 04/05/24 (b)	808	722
Numericable Group SA
Term Loan B-11, 5.24%, (3M LIBOR + 2.75%), 07/31/25 (b)	5,094	4,731
Term Loan B-12, 6.17%, (3M LIBOR + 3.69%), 01/31/26 (b)	6,557	6,203
NVA Holdings Inc.
Term Loan B-3, 5.25%, (3M LIBOR + 2.75%), 01/31/25 (b)	3,257	3,141
Party City Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/19/22 (b)	3,040	3,014
Penn National Gaming Inc.
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.25%), 08/15/25 (b)	2,693	2,663
Petco Animal Supplies Inc.
Term Loan B, 5.99%, (3M LIBOR + 3.25%), 01/12/23 (b)	4,480	3,396
PetSmart Inc.
Term Loan B-2, 5.49%, (3M LIBOR + 3.00%), 03/11/22 (b)	3,285	2,942
Playa Resorts Holding BV
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/07/24 (b)	4,858	4,660
ProQuest LLC
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 10/24/21 (b)	2,902	2,885
Rodan & Fields LLC
Term Loan B, 6.48%, (3M LIBOR + 4.00%), 06/07/25 (b) (d)	1,787	1,545
Term Loan B, 8.50%, (3M PRIME + 3.00%), 06/07/25 (b) (d)	5	4
Sally Holdings LLC
Term Loan B-2, 4.50%, (3M Fixed + 4.50%), 07/05/24 (b)	2,220	2,148
Term Loan B-1, 4.75%, (3M LIBOR + 2.25%), 07/05/24 (b)	1,182	1,158
Scientific Games International Inc.
Term Loan B-5, 5.31%, (3M LIBOR + 2.75%), 08/14/24 (b)	1,398	1,360
Term Loan B-5, 5.33%, (3M LIBOR + 2.75%), 08/14/24 (b)	5,823	5,665
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 10/21/23 (b)	3,660	2,701
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 10/21/23 (b)	1,031	761
ServiceMaster Co.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 11/08/23 (b)	1,053	1,048
Shutterfly Inc.
Term Loan B-2, 5.25%, (3M LIBOR + 2.75%), 08/17/24 (b)	2,027	1,992
Sinclair Television Group Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 2.25%), 01/06/24 (b) (e)	655	647
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 01/06/24 (b)	2,337	2,309
SIWF Holdings Inc.
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.25%), 05/25/25 (b)	3,451	3,404
Spin Holdco Inc.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 11/14/22 (b)	3,664	3,557
SRAM LLC
Term Loan B, 5.33%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,158	1,152
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 03/15/24 (b)	1,131	1,125
Staples Inc.
Term Loan B, 6.49%, (3M LIBOR + 4.00%), 08/15/24 (b)	6,543	6,484
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (b)	6,487	6,468

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Station Casinos LLC
Term Loan B, 5.00%, (3M LIBOR + 2.50%), 05/24/23 (b)	8,837	8,736
Tenneco Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/01/25 (b)	3,142	2,993
TI Group Automotive Systems LLC
Term Loan, 4.99%, (3M LIBOR + 2.50%), 06/25/22 (b)	2,690	2,651
Trader Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/28/23 (b)	1,650	1,633
Truck Hero Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 05/17/24 (b)	3,029	2,916
TruGreen Ltd. Partnership
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/13/26 (b) (e)	1,880	1,882
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (b)	4,093	4,059
Univision Communications Inc.
Term Loan C-5, 5.25%, (3M LIBOR + 2.75%), 03/15/24 (b)	4,247	3,995
USS Ultimate Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/11/24 (b)	1,982	1,964
Vivid Seats Ltd.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (b)	2,646	2,555
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 05/15/22 (b)	1,843	1,774
WideOpenWest Finance LLC
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 08/19/23 (b)	5,048	4,852
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (b)	7,804	7,381
WMG Acquisition Corp.
Term Loan F, 4.62%, (3M LIBOR + 2.13%), 11/01/23 (b)	3,761	3,675
		335,290
Consumer Staples 4.5%
8th Avenue Food & Provisions Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 09/19/25 (b)	2,025	2,023
Albertsons LLC
Term Loan B-6, 5.48%, (3M LIBOR + 3.00%), 06/22/23 (b)	5,526	5,473
American Seafoods Group LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 07/27/23 (b)	37	37
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 07/27/23 (b)	2,426	2,404
ATS Consolidated Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 02/23/25 (b)	4,511	4,507
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (b)	5,846	5,825
CHG PPC Parent LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/16/25 (b)	2,332	2,292
Coty Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 03/29/25 (b)	4,577	4,423
Del Monte Foods Inc.
1st Lien Term Loan, 5.90%, (6M LIBOR + 3.25%), 01/26/21 (b)	1,900	1,495
2nd Lien Term Loan, 10.15%, (6M LIBOR + 7.25%), 07/26/21 (b)	500	346
Diamond (BC) BV
Term Loan, 5.74%, (1M LIBOR + 3.00%), 07/24/24 (b)	3,091	2,963
	Shares/Par[1]	Value ($)
Dole Food Co. Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 03/22/24 (b)	2,882	2,742
Term Loan B, 5.55%, (1M LIBOR + 2.75%), 03/22/24 (b)	45	43
Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (b)	1	1
Hearthside Food Solutions LLC
Term Loan B, 6.18%, (3M LIBOR + 3.69%), 05/17/25 (b)	6,299	6,110
Hostess Brands LLC
Term Loan, 4.74%, (3M LIBOR + 2.25%), 08/03/23 (b)	1,612	1,564
Term Loan, 4.99%, (3M LIBOR + 2.25%), 08/03/23 (b)	2,352	2,283
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (b)	821	814
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,873	4,835
Portillo's Holdings LLC
1st Lien Term Loan, 7.30%, (3M LIBOR + 4.50%), 08/01/21 (b) (d)	2,865	2,854
Post Holdings Inc.
Incremental Term Loan, 4.49%, (3M LIBOR + 2.00%), 05/24/24 (b)	2,393	2,369
Sigma Bidco BV
Term Loan B-2, 5.80%, (3M LIBOR + 3.00%), 03/07/25 (b)	2,978	2,881
U.S. Foods Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 06/27/23 (b)	6,620	6,513
United Natural Foods Inc.
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 10/22/25 (b)	5,620	4,828
Utz Quality Foods LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 11/14/24 (b)	2,049	2,041
		71,666
Energy 2.9%
Arctic LNG Carriers Ltd.
Term Loan, 6.99%, (3M LIBOR + 4.50%), 04/21/23 (b)	2,093	2,025
Calpine Corp.
Term Loan B-9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (b) (e)	1,660	1,642
EG Finco Ltd.
Term Loan, 6.60%, (3M LIBOR + 4.00%), 06/30/25 (b)	5,053	4,929
EG Group Ltd.
Term Loan B, 6.60%, (3M LIBOR + 4.00%), 02/01/25 (b)	1,782	1,738
Emerald Performance Materials LLC
2nd Lien Term Loan, 10.24%, (1M LIBOR + 7.75%), 07/23/22 (b) (d)	900	880
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (b) (d)	2,578	2,481
Equitrans Midstream Corp.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 12/13/23 (b) (e)	2,300	2,302
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/13/23 (b)	709	710
HFOTCO LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/19/25 (b) (e)	610	606
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (b)	2,382	2,367
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (b) (e)	5,555	5,489
Lucid Energy Group II LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,426	2,291
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (b)	3,024	2,941

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Natgasoline LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 10/31/25 (b) (e)	1,500	1,500
Term Loan B, 6.25%, (3M LIBOR + 3.50%), 10/31/25 (b)	1,496	1,496
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (d) (f) (g) (h)	3,269	3
Seadrill Partners Finco LLC
Term Loan B, 8.80%, (3M LIBOR + 6.00%), 02/12/21 (b)	1,334	1,106
Summit Midstream Partners Holdings LLC
Term Loan B, 8.49%, (3M LIBOR + 6.00%), 05/15/22 (b)	1,666	1,649
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (b)	5,374	5,308
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (b)	3,954	3,944
Ultra Resources Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/14/24 (b)	1,790	1,546
		46,953
Financials 10.3%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (b)	6,976	6,922
Advisor Group Inc.
Term Loan , 6.24%, (3M LIBOR + 3.75%), 08/13/25 (b)	3,333	3,333
AlixPartners LLP
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/28/24 (b)	4,650	4,613
Alliant Holdings I Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 05/07/25 (b)	3,950	3,790
Altice Financing SA
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 07/31/25 (b)	2,574	2,449
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 01/06/26 (b)	1,201	1,143
Altice France SA
Term Loan B-13, 6.48%, (3M LIBOR + 4.00%), 07/13/26 (b)	1,237	1,182
AmWINS Group Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 01/19/24 (b)	3,666	3,610
AssuredPartners Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/22/24 (b)	6,924	6,691
Asurion LLC
Term Loan B-4, 5.49%, (3M LIBOR + 3.00%), 08/04/22 (b)	4,533	4,506
Term Loan B-6, 5.50%, (3M LIBOR + 3.00%), 11/03/23 (b)	3,449	3,430
2nd Lien Term Loan, 9.00%, (3M LIBOR + 6.50%), 08/04/25 (b)	750	759
Auris Luxembourg III SARL
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (b) (e)	4,250	4,241
BCP Renaissance Parent LLC
Term Loan B, 6.24%, (3M LIBOR + 3.50%), 09/20/24 (b)	3,954	3,934
Belron Finance US LLC
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 11/19/25 (b) (e)	3,000	2,957
Cetera Group Inc.
Term Loan , 6.74%, (3M LIBOR + 4.25%), 08/15/25 (b)	2,653	2,616
Crown Finance US Inc.
Term Loan, 5.00%, (3M LIBOR + 2.50%), 02/05/25 (b)	7,356	7,176
Duff & Phelps Corp.
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 12/04/24 (b)	3,178	3,108
	Shares/Par[1]	Value ($)
Edelman Financial Group
1st Lien Term Loan, 6.04%, (3M LIBOR + 3.25%), 06/26/25 (b)	3,212	3,183
Encapsys LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 10/27/24 (b)	1,812	1,771
First American Payment Systems LP
Term Loan, 7.39%, (1M LIBOR + 4.75%), 01/02/24 (b)	1,009	1,005
Garrett LX III SARL
Term Loan B, 5.11%, (3M LIBOR + 2.50%), 09/22/25 (b)	1,493	1,463
GTCR Valor Cos. Inc.
Term Loan B-1, 5.35%, (3M LIBOR + 2.75%), 06/30/23 (b)	2,880	2,854
HUB International Ltd.
Term Loan B, 5.38%, (3M LIBOR + 2.75%), 04/25/25 (b)	11	11
Term Loan B, 5.51%, (3M LIBOR + 2.75%), 04/25/25 (b)	4,548	4,392
Ineos US Finance LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 03/31/24 (b)	4,676	4,584
ION Trading Technologies SARL
Incremental Term Loan B, 6.65%, (1M LIBOR + 4.00%), 11/21/24 (b)	2,934	2,841
iStar Inc.
Term Loan B, 5.23%, (3M LIBOR + 2.75%), 06/30/20 (b)	2,660	2,636
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 06/30/20 (b)	2,700	2,676
Jane Street Group LLC
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 08/25/22 (b)	4,441	4,421
Level 3 Financing Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.25%), 02/16/24 (b)	10,750	10,613
LPL Holdings Inc.
1st Lien Term Loan B, 4.74%, (3M LIBOR + 2.25%), 09/23/24 (b)	3,200	3,169
NAB Holdings LLC
Term Loan, 5.80%, (3M LIBOR + 3.00%), 01/15/25 (b)	2,207	2,135
NFP Corp.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 01/06/24 (b)	5,063	4,873
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (b)	521	505
1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (b)	393	382
Sedgwick Claims Management Services Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 11/06/25 (b)	6,354	6,212
SolarWinds Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/06/24 (b)	4,199	4,149
Solera LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 03/03/23 (b)	4,063	4,025
Telenet Financing USD LLC
Term Loan AN, 4.73%, (3M LIBOR + 2.25%), 08/31/26 (b)	4,897	4,786
TKC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 02/08/23 (b)	2,942	2,882
Travelport Finance Lux SARL
Term Loan B, 5.18%, (3M LIBOR + 2.50%), 03/16/25 (b)	3,769	3,765
Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (b) (e)	2,820	2,739
Unitymedia Finance LLC
Term Loan E, 4.48%, (3M LIBOR + 2.00%), 05/24/23 (b)	2,900	2,863
Term Loan B, 4.73%, (3M LIBOR + 2.25%), 09/30/25 (b)	2,880	2,847

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
UPC Financing Partnership
Term Loan AR, 4.98%, (3M LIBOR + 2.50%), 01/15/26 (b)	5,247	5,235
Veritas Bermuda Ltd.
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 01/27/23 (b)	1,366	1,261
Term Loan B, 7.30%, (3M LIBOR + 4.50%), 01/27/23 (b)	449	415
VFH Parent LLC
Term Loan B, 6.13%, (3M LIBOR + 3.50%), 03/02/26 (b)	4,600	4,606
		165,759
Health Care 11.5%
Accelerated Health Systems LLC
Term Loan B, 5.99%, (3M LIBOR + 3.50%), 11/02/25 (b)	607	605
ADMI Corp.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 04/06/24 (b)	2,848	2,814
Agiliti Health Inc.
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (b)	2,037	2,029
Air Methods Corp.
Term Loan B, 6.10%, (3M LIBOR + 3.50%), 04/12/24 (b)	958	715
Alliance Healthcare Services Inc.
Term Loan B, 6.99%, (3M LIBOR + 4.50%), 10/20/23 (b)	2,412	2,380
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (b)	2,387	2,210
Amneal Pharmaceuticals LLC
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/26/25 (b)	8,881	8,847
ATI Holdings Acquisition Inc.
Term Loan, 5.99%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (b)	3,507	3,401
BPA Laboratories Inc.
1st Lien Term Loan, 8.55%, (3M LIBOR + 5.75%), 04/29/20 (b) (d) (h)	1,028	982
2nd Lien Term Loan, 10.55%, (3M LIBOR + 7.75%), 04/29/20 (b) (d) (h)	894	822
Catalent Pharma Solutions Inc.
Term Loan B, 4.74%, (1M LIBOR + 2.25%), 05/08/21 (b)	3,532	3,512
CCS-CMGC Holdings, Inc.
1st Lien Term Loan, 7.99%, (3M LIBOR + 5.50%), 09/25/25 (b) (d)	3,002	2,867
Change Healthcare Holdings Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	7,187	7,087
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.66%, (3M LIBOR + 3.00%), 06/07/23 (b)	1,995	1,982
1st Lien Term Loan B, 5.74%, (3M LIBOR + 3.00%), 06/07/23 (b)	3,555	3,532
Civitas Solutions Inc.
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (b)	3,560	3,569
Term Loan C, 6.75%, (3M LIBOR + 4.25%), 03/09/26 (b)	221	222
Concentra Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 06/01/22 (b)	5,382	5,338
DaVita Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 06/20/21 (b)	2,491	2,487
Diplomat Pharmacy Inc.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 12/31/24 (b)	1,449	1,376
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.75%, (3M LIBOR + 4.25%), 04/12/24 (b)	4,651	4,557
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (b)	7,455	6,965
	Shares/Par[1]	Value ($)
Equian LLC
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 05/20/24 (b)	1,472	1,443
ExamWorks Group Inc.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 07/27/23 (b)	3,623	3,603
Gentiva Health Services Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 06/20/25 (b)	6,416	6,424
GHX Ultimate Parent Corp.
1st Lien Term Loan, 6.06%, (3M LIBOR + 3.25%), 06/24/24 (b)	2,908	2,843
Global Medical Response Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 04/28/22 (b)	7,093	6,671
Jaguar Holding Co. II
Term Loan, 5.00%, (3M LIBOR + 2.50%), 08/18/22 (b)	3,697	3,655
Kindred Healthcare Inc.
1st Lien Term Loan, 7.50%, (3M LIBOR + 5.00%), 06/21/25 (b)	2,786	2,723
Kinetic Concepts Inc.
Term Loan B, 6.05%, (3M LIBOR + 3.25%), 01/30/24 (b)	2,098	2,084
MPH Acquisition Holdings LLC
Term Loan B, 5.35%, (3M LIBOR + 2.75%), 06/07/23 (b)	8,883	8,586
Ortho-Clinical Diagnostics SA
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/01/25 (b)	5,921	5,696
Parexel International Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 08/06/24 (b)	6,256	6,022
Phoenix Guarantor Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 02/12/26 (b)	3,865	3,801
Prestige Brands Inc.
Term Loan B-4, 4.49%, (3M LIBOR + 2.00%), 01/20/24 (b)	2,912	2,877
Prospect Medical Holdings Inc.
Term Loan B, 7.99%, (3M LIBOR + 5.50%), 02/12/24 (b)	2,436	2,210
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.87%, (3M LIBOR + 4.75%), 06/28/25 (b)	1,001	1,002
1st Lien Term Loan B, 7.05%, (3M LIBOR + 4.75%), 06/28/25 (b)	1,001	1,002
1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (b)	299	300
RadNet Inc.
Term Loan, 6.53%, (3M LIBOR + 3.75%), 06/30/23 (b)	3,154	3,154
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (b)	4,988	4,927
Select Medical Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 03/06/25 (b)	5,376	5,349
Sound Inpatient Physicians
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 06/19/25 (b)	4,119	4,062
Surgery Center Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 06/18/24 (b)	4,116	4,041
Team Health Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 01/12/24 (b)	6,014	5,333
Tivity Health Inc.
Term Loan A, 6.74%, (3M LIBOR + 4.25%), 03/08/24 (b)	916	907
Term Loan B, 7.74%, (3M LIBOR + 5.25%), 03/08/26 (b)	933	913
U.S. Anesthesia Partners Inc.
Term Loan, 5.49%, (3M LIBOR + 3.00%), 06/16/24 (b)	5,418	5,354
U.S. Renal Care Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 4.25%), 11/17/22 (b)	2,827	2,822

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.00%), 05/19/25 (b)	7,538	7,484
Verscend Holding Corp.
Term Loan B, 7.00%, (3M LIBOR + 4.50%), 08/08/25 (b)	5,671	5,622
Vizient Inc.
Term Loan B-4, 0.00%, (3M LIBOR + 2.75%), 02/13/23 (b) (e)	1,105	1,099
Term Loan B-4, 5.24%, (3M LIBOR + 2.75%), 02/13/23 (b)	1,892	1,881
VVC Holding Corp.
Term Loan B, 7.20%, (3M LIBOR + 4.50%), 01/25/26 (b)	2,760	2,719
		184,908
Industrials 11.9%
Accudyne Industries LLC
Term Loan, 5.49%, (3M LIBOR + 3.00%), 08/02/24 (b)	3,216	3,211
Advanced Disposal Services Inc.
Term Loan B-3, 4.67%, (3M LIBOR + 2.25%), 11/10/23 (b)	5,123	5,097
AI Mistral Holdco Ltd.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 01/26/24 (b)	3,197	2,978
Allegiant Travel Co.
Term Loan B, 7.23%, (3M LIBOR + 4.50%), 01/29/24 (b)	2,894	2,880
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (b) (e)	1,260	1,236
Altran Technologies SA
Term Loan B, 4.88%, (3M LIBOR + 2.25%), 01/31/25 (b)	1,980	1,942
American Airlines Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/28/23 (b)	1,764	1,728
Incremental Term Loan, 4.48%, (3M LIBOR + 2.00%), 12/14/23 (b)	2,813	2,757
Term Loan B, 4.24%, (3M LIBOR + 1.75%), 06/11/25 (b)	2,802	2,722
Avolon LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 01/15/25 (b)	4,448	4,408
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.90%, (3M LIBOR + 4.25%), 06/16/24 (b)	1,459	1,394
Term Loan, 7.01%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	3,179	3,038
Brickman Group Ltd. LLC
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (b)	3,789	3,759
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 07/26/25 (b)	4,885	4,869
Builders FirstSource Inc.
Term Loan B, 5.60%, (3M LIBOR + 3.00%), 02/29/24 (b)	3,504	3,385
Cortes NP Acquisition Corp.
Term Loan B, 6.63%, (3M LIBOR + 4.00%), 11/30/23 (b)	6,740	6,319
DAE Aviation Holdings Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 06/25/22 (b)	4,748	4,751
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (b) (e)	1,472	1,472
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (b) (e)	792	791
DG Investment Intermediate Holdings 2 Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/31/25 (b)	2,476	2,392
Electrical Components International Inc.
1st Lien Term Loan, 7.05%, (3M LIBOR + 4.25%), 06/22/25 (b)	2,233	2,144
Element Materials Technology Group US Holdings Inc.
Term Loan B, 6.30%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (b)	2,681	2,660
	Shares/Par[1]	Value ($)
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.25%), 07/25/24 (b)	2,281	2,198
EWT Holdings III Corp.
Term Loan, 5.49%, (1M LIBOR + 3.00%), 12/13/24 (b)	2,318	2,289
Filtration Group Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 03/27/25 (b)	4,455	4,423
Gardner Denver Inc.
Term Loan B, 5.24%, (1M LIBOR + 2.75%), 07/30/24 (b)	4,188	4,181
Garrett LX III SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/22/25 (b) (e)	1,510	1,481
Gates Global LLC
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 04/01/24 (b)	6,464	6,374
GFL Environmental Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 05/11/25 (b)	2,529	2,440
Harbor Freight Tools USA Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 08/16/23 (b)	5,307	5,174
Hillman Group Inc.
Term Loan B, 6.80%, (1M LIBOR + 4.00%), 05/16/25 (b)	3,575	3,406
IBC Capital Ltd.
1st Lien Term Loan, 6.36%, (3M LIBOR + 3.75%), 09/11/23 (b)	2,260	2,188
Janus International Group LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 02/07/25 (b)	2,876	2,768
L&W Inc.
Term Loan B, 6.49%, (1M LIBOR + 4.00%), 05/18/25 (b) (d)	1,697	1,672
Minimax GmbH & Co. KG
Term Loan B-1C, 5.49%, (3M LIBOR + 3.00%), 06/18/25 (b)	2,687	2,672
Navistar Financial Corp.
Term Loan B, 6.25%, (1M LIBOR + 3.75%), 07/25/25 (b)	3,259	3,250
Navistar International Corp.
1st Lien Term Loan B, 6.00%, (3M LIBOR + 3.50%), 11/01/24 (b)	4,109	4,090
Pelican Products Inc.
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 04/18/25 (b)	2,779	2,733
Pike Corp.
Term Loan B, 6.00%, (3M LIBOR + 3.50%), 03/13/25 (b)	1,569	1,567
PODS LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/21/24 (b)	3,118	3,053
Prime Security Services Borrower LLC
1st Lien Term Loan, 5.25%, (3M LIBOR + 2.75%), 05/02/22 (b)	11,818	11,680
Reece Ltd.
Term Loan B, 4.81%, (3M LIBOR + 2.00%), 06/01/25 (b)	2,680	2,653
Rexnord LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/21/24 (b)	4,450	4,402
Robertshaw US Holding Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 02/14/25 (b)	1,782	1,668
2nd Lien Term Loan, 10.50%, (3M LIBOR + 8.00%), 02/14/26 (b) (d)	450	389
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 01/26/25 (b)	2,252	2,120
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (b)	6,101	6,038
Titan Acquisition Ltd.
Term Loan B, 5.50%, (3M LIBOR + 3.00%), 03/16/25 (b)	7,276	6,753

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Trans Union LLC
Term Loan B-3, 4.49%, (3M LIBOR + 2.00%), 04/09/23 (b)	4,619	4,572
Term Loan B-4, 4.49%, (3M LIBOR + 2.00%), 06/12/25 (b)	556	548
TransDigm Inc.
Term Loan G, 4.99%, (3M LIBOR + 2.50%), 08/22/24 (b)	5,524	5,378
Term Loan E, 4.99%, (3M LIBOR + 2.50%), 05/14/25 (b)	3,994	3,885
USI Inc.
Term Loan, 5.80%, (3M LIBOR + 3.00%), 05/16/24 (b)	3,661	3,545
USIC Holdings Inc.
Term Loan B, 5.75%, (3M LIBOR + 3.25%), 12/09/23 (b)	3,115	3,030
VC GB Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 02/28/24 (b)	2,207	2,157
Ventia Deco LLC
Term Loan B, 6.30%, (3M LIBOR + 3.50%), 05/21/22 (b) (d)	1,648	1,644
West Corp.
Term Loan, 6.63%, (3M LIBOR + 4.00%), 10/03/24 (b)	5,931	5,553
XPO Logistics Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 2.50%), 02/24/25 (b) (e)	2,055	2,040
Term Loan B-1, 4.98%, (3M LIBOR + 2.50%), 02/24/25 (b)	940	933
		190,880
Information Technology 12.8%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (b)	5,977	5,757
2nd Lien Term Loan, 9.85%, (3M LIBOR + 7.25%), 04/27/25 (b)	1,940	1,865
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.75%, (1M LIBOR + 3.25%), 10/19/23 (b)	5,753	5,712
Applied Systems Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 09/06/24 (b)	2,133	2,110
AppLovin Corp.
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 07/13/26 (b)	2,588	2,575
Avast Software BV
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/30/23 (b) (e)	1,780	1,776
Term Loan B, 5.11%, (3M LIBOR + 2.50%), 09/30/23 (b)	921	919
Avaya Inc.
Term Loan B, 6.73%, (3M LIBOR + 4.25%), 12/14/24 (b)	2,796	2,781
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 12/14/24 (b)	1,691	1,682
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 05/31/25 (b)	4,064	3,987
BMC Software Finance Inc.
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 06/30/25 (b)	5,980	5,849
Brave Parent Holdings Inc.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 04/17/25 (b)	2,239	2,209
Cabot Microelectronics Corp.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 11/01/25 (b)	1,433	1,427
Camelot UK Holdco Ltd.
Term Loan, 5.74%, (1M LIBOR + 3.25%), 10/03/23 (b)	304	302
CommScope Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (b) (e)	2,982	2,977
Cvent Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 11/30/24 (b)	2,465	2,410
	Shares/Par[1]	Value ($)
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.50%, (1M LIBOR + 3.00%), 03/30/24 (b)	3,228	3,165
Dell International LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 09/07/23 (b)	13,005	12,848
DigiCert Inc.
Term Loan B-1, 6.49%, (3M LIBOR + 4.00%), 09/19/24 (b)	4,233	4,148
DTI Holdco Inc.
Term Loan B, 7.49%, (1M LIBOR + 4.75%), 09/29/23 (b)	2,543	2,378
Dynatrace LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 08/08/25 (b)	2,608	2,595
Entegris Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 11/05/25 (b) (e)	1,500	1,489
EVO Payments International LLC
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.25%), 12/22/23 (b)	2,940	2,933
First Data Corp.
Term Loan, 4.49%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (b)	14,900	14,853
Global Tel*Link Corp.
1st Lien Term Loan, 6.74%, (1M LIBOR + 4.25%), 11/29/25 (b)	1,099	1,091
2nd Lien Term Loan, 10.74%, (3M LIBOR + 8.25%), 11/29/26 (b)	1,000	977
GlobalLogic Holdings Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 07/27/25 (b)	2,182	2,171
Go Daddy Operating Co. LLC
Term Loan, 4.74%, (3M LIBOR + 2.25%), 02/15/24 (b)	5,152	5,110
Infor US Inc.
Term Loan B-6, 5.24%, (3M LIBOR + 2.75%), 02/07/22 (b)	2,579	2,565
Information Resources Inc.
1st Lien Term Loan, 7.13%, (3M LIBOR + 4.50%), 11/06/25 (b)	6,354	6,254
Kronos Inc.
Term Loan B, 5.74%, (3M LIBOR + 3.00%), 11/01/23 (b)	3,887	3,847
Lumentum Holdings
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/07/25 (b) (e)	2,325	2,319
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.50%), 08/08/25 (b)	673	672
MA FinanceCo. LLC
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (b)	836	814
McAfee LLC
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 09/30/24 (b)	4,378	4,371
MH Sub I LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.75%), 08/09/24 (b)	3,907	3,848
MKS Instruments Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.25%), 01/18/26 (b) (e)	1,500	1,500
MLN US HoldCo LLC
1st Lien Term Loan, 7.00%, (3M LIBOR + 4.50%), 07/13/25 (b)	1,716	1,682
MYOB Group Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 03/08/26 (b) (e)	1,880	1,878
NaviHealth Inc.
Term Loan B, 7.48%, (3M LIBOR + 5.00%), 08/01/25 (b)	2,687	2,603
NeuStar Inc.
Term Loan B-4, 6.00%, (3M LIBOR + 3.50%), 08/08/24 (b)	2,759	2,654
ON Semiconductor Corp.
1st Lien Term Loan B, 4.24%, (3M LIBOR + 1.75%), 03/31/23 (b)	2,606	2,578

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
PowerSchool
Term Loan B, 5.99%, (3M LIBOR + 3.25%), 06/15/25 (b)	2,693	2,609
Presidio Inc.
Term Loan B, 5.24%, (3M LIBOR + 2.75%), 02/02/24 (b)	34	33
Term Loan B, 5.55%, (3M LIBOR + 2.75%), 02/02/24 (b)	2,589	2,552
PSAV Holdings LLC
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.25%), 02/23/25 (b)	1,396	1,358
1st Lien Term Loan, 5.88%, (3M LIBOR + 3.25%), 02/23/25 (b)	725	705
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.25%), 02/23/25 (b)	778	757
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.74%, (1M LIBOR + 3.00%), 11/03/23 (b)	5,481	5,121
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (b)	6,389	6,237
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (b)	5,649	5,480
Riverbed Technology Inc.
Term Loan, 5.75%, (3M LIBOR + 3.25%), 04/22/22 (b)	2,156	1,954
Rocket Software Inc.
Term Loan, 6.74%, (3M LIBOR + 4.25%), 11/20/25 (b)	3,640	3,624
Seattle Spinco Inc.
Term Loan B-3, 5.00%, (3M LIBOR + 2.50%), 04/19/24 (b)	5,648	5,496
Sirius Computer Solutions Inc.
Term Loan, 6.75%, (3M LIBOR + 4.25%), 10/30/22 (b)	1,453	1,454
Sophia LP
Term Loan B, 5.86%, (1M LIBOR + 3.25%), 09/30/22 (b)	4,654	4,618
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (b)	2,943	2,916
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (b)	4,080	4,043
SurveyMonkey Inc.
Term Loan B, 6.17%, (3M LIBOR + 3.75%), 10/10/25 (b) (d)	2,066	2,025
TriTech Software Systems
Term Loan B, 6.24%, (3M LIBOR + 3.75%), 08/16/25 (b)	2,798	2,753
VeriFone Inc.
1st Lien Term Loan, 6.68%, (3M LIBOR + 4.00%), 08/09/25 (b)	5,387	5,299
Vertafore Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 06/04/25 (b)	2,020	1,981
Western Digital Corp.
Term Loan B-4, 4.25%, (3M LIBOR + 1.75%), 04/29/23 (b)	6,342	6,165
WEX Inc.
Term Loan B-2, 4.75%, (3M LIBOR + 2.25%), 06/30/24 (b)	2,626	2,598
		205,459
Materials 8.5%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 10/31/23 (b)	3,785	3,684
Avantor Inc.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/22/24 (b)	3,716	3,719
Ball Metalpack Finco LLC
1st Lien Term Loan B, 6.99%, (3M LIBOR + 4.50%), 07/25/25 (b)	1,700	1,692
BOYD Corp.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/25 (b)	3,791	3,642
	Shares/Par[1]	Value ($)
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (b)	8,636	8,414
Composite Resins Holding BV
Term Loan B, 6.98%, (3M LIBOR + 4.25%), 06/27/25 (b) (d)	2,343	2,320
Consolidated Container Co. LLC
1st Lien Term Loan, 5.25%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (b)	3,147	3,093
Cyanco Intermediate Corp.
Term Loan B, 5.99%, (1M LIBOR + 3.50%), 03/07/25 (b)	1,337	1,318
Element Solutions
Term Loan, 4.74%, (3M LIBOR + 2.25%), 11/14/25 (b)	2,421	2,398
Emerald Performance Materials LLC
1st Lien Term Loan, 6.00%, (1M LIBOR + 3.50%), 07/23/21 (b)	1,613	1,595
Ferro Corp.
Term Loan B-2, 0.00%, (3M LIBOR + 2.25%), 02/14/24 (b) (e)	758	748
Term Loan B-3, 0.00%, (3M LIBOR + 2.25%), 02/14/24 (b) (e)	742	732
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.00%), 12/15/23 (b)	5,900	5,705
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.00%), 12/29/23 (b)	15	15
Flint Group US LLC
Term Loan B-8, 5.78%, (1M LIBOR + 3.00%), 09/07/21 (b)	980	902
Gemini HDPE LLC
Term Loan B, 5.25%, (3M LIBOR + 2.50%), 08/04/24 (b)	3,486	3,437
GYP Holdings III Corp.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 05/15/25 (b)	2,233	2,160
Houghton International Inc.
Term Loan B, 5.74%, (1M LIBOR + 3.25%), 12/13/19 (b)	2,156	2,154
2nd Lien Term Loan, 10.99%, (3M LIBOR + 8.50%), 12/20/20 (b)	1,000	995
Invictus U.S. LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.00%), 02/14/25 (b)	2,164	2,141
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 02/15/26 (b) (d)	1,530	1,515
Israel Chemicals Ltd.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.00%), 02/14/25 (b)	64	63
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.75%, (3M LIBOR + 4.25%), 06/30/22 (b)	3,605	3,152
Kraton Polymers LLC
Term Loan, 4.99%, (3M LIBOR + 2.50%), 03/03/25 (b)	2,835	2,806
Messer Industries GmbH
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (b) (e)	4,152	4,061
OCI Beaumont LLC
Term Loan, 6.80%, (3M LIBOR + 4.00%), 02/14/25 (b)	1,782	1,775
Onex TSG Holdings II Corp.
1st Lien Term Loan, 6.49%, (3M LIBOR + 4.00%), 07/31/22 (b)	1,734	1,701
Polymer Additives Inc.
1st Lien Term Loan, 8.49%, (3M LIBOR + 6.00%), 07/25/25 (b) (d)	1,790	1,593
PQ Corp.
Term Loan B, 5.24%, (3M LIBOR + 2.50%), 02/08/25 (b)	3,885	3,836
Prince Minerals Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (b)	422	410
2nd Lien Term Loan, 10.51%, (3M LIBOR + 7.75%), 03/22/26 (b)	250	232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Pro Mach Group Inc.
Term Loan B, 5.49%, (3M LIBOR + 2.75%), 03/07/25 (b)	2,772	2,676
Proampac PG Borrower LLC
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.50%), 11/18/23 (b)	1,611	1,553
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.50%), 11/18/23 (b)	976	941
1st Lien Term Loan, 6.24%, (3M LIBOR + 3.50%), 11/18/23 (b)	1,108	1,068
1st Lien Term Loan, 6.26%, (3M LIBOR + 3.50%), 11/18/23 (b)	725	699
Quikrete Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 2.75%), 11/03/23 (b)	6,252	6,094
Reynolds Group Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 2.75%), 02/05/23 (b)	7,357	7,265
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (b)	5,458	5,444
Solenis International LP
1st Lien Term Loan, 6.63%, (3M LIBOR + 4.00%), 06/26/25 (b)	2,233	2,194
Starfruit Finco BV
Term Loan B, 5.74%, (3M LIBOR + 3.25%), 09/20/25 (b)	5,760	5,670
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.36%, (3M LIBOR + 3.75%), 11/29/23 (b)	288	286
1st Lien Term Loan, 6.55%, (3M LIBOR + 3.75%), 11/29/23 (b)	3,242	3,225
Trident TPI Holdings Inc.
Term Loan B-1, 5.74%, (3M LIBOR + 3.25%), 10/05/24 (b)	1,807	1,739
Trinseo Materials Operating SCA
Term Loan, 4.49%, (3M LIBOR + 2.00%), 09/06/24 (b)	3,103	3,052
Tronox Blocked Borrower LLC
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/15/24 (b)	1,977	1,967
Tronox Finance LLC
Term Loan B, 5.49%, (3M LIBOR + 3.00%), 09/11/24 (b)	4,270	4,248
Univar Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 07/01/24 (b)	7,672	7,576
Venator Materials Corp.
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 06/28/24 (b) (e)	1,541	1,518
Term Loan B, 5.49%, (1M LIBOR + 3.00%), 08/08/24 (b)	1,478	1,455
Wilsonart LLC
Term Loan B, 6.06%, (3M LIBOR + 3.25%), 12/19/23 (b)	5,743	5,560
Zep Inc.
1st Lien Term Loan, 6.80%, (3M LIBOR + 4.00%), 08/11/24 (b)	788	686
		136,924
Real Estate 1.1%
Capital Automotive LP
1st Lien Term Loan, 5.00%, (1M LIBOR + 2.50%), 03/21/24 (b)	2,913	2,881
2nd Lien Term Loan, 8.50%, (3M LIBOR + 6.00%), 03/21/25 (b)	4,087	4,079
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 04/20/23 (b)	5,492	5,412
VICI Properties 1 LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 12/13/24 (b)	4,864	4,772
		17,144
Utilities 1.3%
Calpine Construction Finance Co. LP
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 01/15/25 (b)	3,194	3,149
	Shares/Par[1]	Value ($)
Calpine Corp.
Term Loan B-5, 5.11%, (3M LIBOR + 2.50%), 05/23/22 (b)	4,442	4,394
Term Loan B-6, 5.31%, (3M LIBOR + 2.50%), 01/15/23 (b)	774	772
NEP/NCP Holdco Inc.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/05/25 (b)	3,591	3,556
NRG Energy Inc.
Term Loan B, 4.24%, (3M LIBOR + 1.75%), 06/14/23 (b)	4,443	4,387
Vistra Energy Corp.
Lien Term Loan B-3, 4.48%, (3M LIBOR + 2.00%), 12/11/25 (b)	2,707	2,664
Lien Term Loan B-3, 4.50%, (3M LIBOR + 2.00%), 12/11/25 (b)	965	949
		19,871
Total Senior Loan Interests (cost $1,510,064)		1,469,044
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. Escrow (d) (f) (i)	8	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.2%
Consumer Discretionary 0.0%
Caesars Entertainment Corp. (f)	27	239
Energy 0.1%
Contura Energy Inc. (f)	13	739
Transocean Ltd. (f)	65	562
		1,301
Financials 0.1%
AFG Holdings Inc. (d) (f) (h)	39	2,155
Freedom Group Inc. (d) (f) (h)	57	28
		2,183
Total Common Stocks (cost $6,680)		3,723
WARRANTS 0.0%
AFG Holdings Inc. (d) (f) (h)	5	35
Total Warrants (cost $0)		35
INVESTMENT COMPANIES 0.1%
Eaton Vance Senior Floating-Rate Trust	25	325
Invesco Senior Income Trust	118	496
Voya Prime Rate Trust	103	492
Total Investment Companies (cost $1,352)		1,313
SHORT TERM INVESTMENTS 5.0%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (j) (k)	80,146	80,146
Total Short Term Investments (cost $80,146)		80,146
Total Investments 100.3% (cost $1,654,178)		1,609,786
Other Derivative Instruments 0.0%		40
Other Assets and Liabilities, Net (0.3)%		(5,632)
Total Net Assets 100.0%		1,604,194

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019,

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

the value and the percentage of net assets of these liquid securities was $27,520 and 1.7%, respectively.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(f) Non-income producing security.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

GlobalLogic Holdings Inc. – Delayed Draw Term Loan	316	(5)
Mavis Tire Express Services Corp. – Delayed Draw Term Loan‡	468	(13)
PG&E Corp. – DIP Term Loan	3,746	19
PG&E Corp. – DIP Delayed Draw Term Loan	1,249	6
Phoenix Guarantor Inc. – Delayed Draw Term Loan	347	(1)
	6,126	6

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL/PPM America Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Note, 10-Year	(42)	June 2019	(5,122)	12	(95)
U.S. Treasury Note, 5-Year	(108)	June 2019	(12,371)	24	(138)
Ultra 10-Year U.S. Treasury Note	(13)	June 2019	(1,682)	4	(44)
				40	(277)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (b)	4,843	4,903
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	939	955
Series 2012-B-2, 5.50%, 10/29/20	1,190	1,206
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	3,869	3,891
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,841)		10,955
CORPORATE BONDS AND NOTES 85.5%
Communication Services 15.7%
Altice Luxembourg SA
8.13%, 02/01/27 (b)	7,600	7,696
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	9,153	8,276
CB Escrow Corp.
8.00%, 10/15/25 (b)	8,000	7,326
CCO Holdings LLC
5.13%, 02/15/23	5,000	5,088
5.38%, 05/01/25 (b)	8,000	8,259
5.13%, 05/01/23 - 05/01/27 (b)	8,500	8,599
5.88%, 05/01/27 (b)	6,000	6,227
CenturyLink Inc.
6.75%, 12/01/23	5,000	5,230
5.63%, 04/01/25	5,000	4,843
Charter Communications Operating LLC
5.38%, 05/01/47	12,500	12,469
Cincinnati Bell Inc.
7.00%, 07/15/24 (b) (c)	4,000	3,672
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (b)	2,847	3,011
CSC Holdings LLC
5.50%, 04/15/27 (b)	4,267	4,360
7.50%, 04/01/28 (b)	15,000	16,099
6.50%, 02/01/29 (b)	4,564	4,860
DISH DBS Corp.
5.13%, 05/01/20	3,000	3,019
5.00%, 03/15/23 (c)	7,000	6,308
Frontier Communications Corp.
11.00%, 09/15/25 (c)	9,000	5,928
8.50%, 04/01/26 (b)	3,502	3,252
7.88%, 01/15/27	2,000	1,016
9.00%, 08/15/31 (c)	3,000	1,658
Gannett Co. Inc.
4.88%, 09/15/21 (b)	990	996
5.50%, 09/15/24 (b)	3,000	3,028
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	2,874
6.63%, 08/01/26	2,896	2,847
iHeartCommunications Inc.
0.00%, 03/01/21 (d) (e)	10,857	7,672
0.00%, 03/01/21 (b) (d) (e)	2,143	1,424
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (c)	4,603	4,084
8.50%, 10/15/24 (b)	11,800	11,475
9.75%, 07/15/25 (b)	5,000	5,080
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,057
Live Nation Entertainment Inc.
5.38%, 06/15/22 (b)	2,425	2,457
4.88%, 11/01/24 (b)	7,042	7,081
5.63%, 03/15/26 (b)	2,753	2,838
MDC Partners Inc.
6.50%, 05/01/24 (b) (c)	7,046	5,823
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (f)	7,626	7,759
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,044	5,822
Netflix Inc.
5.75%, 03/01/24 (c)	2,000	2,143
	Shares/Par[1]	Value ($)
5.88%, 11/15/28 (b) (c)	8,000	8,451
6.38%, 05/15/29 (b)	3,866	4,186
Numericable - SFR SA
7.38%, 05/01/26 (b)	9,589	9,400
Numericable Group SA
6.25%, 05/15/24 (b)	4,425	4,446
Radiate Holdco LLC
6.63%, 02/15/25 (b)	2,461	2,368
Sable International Finance Ltd.
6.88%, 08/01/22 (b)	1,647	1,715
Sinclair Television Group Inc.
5.88%, 03/15/26 (b)	5,000	5,065
5.13%, 02/15/27 (b)	3,500	3,363
Sirius XM Radio Inc.
5.38%, 04/15/25	1,400	1,435
5.38%, 07/15/26 (b) (c)	9,000	9,182
5.00%, 08/01/27 (b)	4,000	3,999
Sprint Capital Corp.
6.88%, 11/15/28	6,000	5,767
Sprint Corp.
7.13%, 06/15/24	15,000	15,205
7.63%, 02/15/25	3,000	3,061
Sprint Nextel Corp.
7.00%, 03/01/20 (b)	4,000	4,115
6.00%, 11/15/22	4,000	4,037
Telesat Canada
8.88%, 11/15/24 (b)	5,591	6,075
T-Mobile USA Inc.
4.00%, 04/15/22	2,000	2,023
6.50%, 01/15/24	5,000	5,194
6.00%, 04/15/24	2,000	2,084
5.13%, 04/15/25	5,000	5,121
5.38%, 04/15/27	2,000	2,070
4.75%, 02/01/28 (c)	3,001	2,977
Windstream Services LLC
0.00%, 08/01/23 (b) (d) (e)	5,398	1,356
Zayo Group LLC
6.00%, 04/01/23	9,111	9,229
		327,580
Consumer Discretionary 12.7%
1011778 B.C. Unltd. Liability Co.
5.00%, 10/15/25 (b) (c)	10,000	9,890
24 Hour Holdings III LLC
8.00%, 06/01/22 (b) (c)	4,000	4,000
Altice SA
7.63%, 02/15/25 (b)	6,000	5,271
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (c)	2,500	2,430
6.50%, 04/01/27 (c)	3,000	2,910
Aramark Services Inc.
5.13%, 01/15/24	849	873
4.75%, 06/01/26 (c)	4,571	4,570
5.00%, 02/01/28 (b)	1,896	1,890
Beazer Homes USA Inc.
5.88%, 10/15/27 (c)	2,772	2,418
Churchill Downs Inc.
4.75%, 01/15/28 (b)	6,223	5,935
CRC Escrow Issuer LLC
5.25%, 10/15/25 (b)	5,000	4,825
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	6,189	5,460
Eagle Intermediate Global Holding BV
7.50%, 05/01/25 (b)	1,997	1,970
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	2,304	2,386
Gibson Brands Inc.
0.00%, 08/01/18 (b) (c) (d) (e)	56	46
GLP Capital LP
5.38%, 04/15/26	4,000	4,193
5.75%, 06/01/28	581	625
Golden Nugget Inc.
6.75%, 10/15/24 (b)	5,000	5,020
8.75%, 10/01/25 (b)	4,000	4,199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Hanesbrands Inc.
4.63%, 05/15/24 (b) (c)	3,000	3,010
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	6,222	6,218
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,304
JC Penney Corp. Inc.
5.88%, 07/01/23 (b)	6,000	5,065
KB Home
7.63%, 05/15/23	5,000	5,441
KFC Holding Co.
5.00%, 06/01/24 (b)	363	370
5.25%, 06/01/26 (b)	3,154	3,186
4.75%, 06/01/27 (b)	4,182	4,112
L Brands Inc.
5.25%, 02/01/28	6,000	5,346
Lennar Corp.
4.75%, 11/29/27	7,927	7,944
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,114
Marriott International Inc.
6.50%, 09/15/26 (b)	7,399	7,756
Mattamy Group Corp.
6.50%, 10/01/25 (b)	725	707
Men's Wearhouse Inc.
7.00%, 07/01/22 (c)	4,863	4,830
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	5,686	5,643
National Football League Inc.
3.31%, 10/05/27 (g) (h)	3,200	3,229
3.38%, 10/05/27 (g) (h)	1,800	1,826
National Football League Reciprocal Trust
3.96%, 10/05/28 (g) (h)	11,800	12,486
NCL Corp. Ltd.
4.75%, 12/15/21 (b)	3,251	3,292
Nemak SAB de CV
4.75%, 01/23/25 (b)	7,854	7,681
New Cotai LLC
10.63%, 08/29/19 (b) (c) (i)	7,243	3,599
Panther BF Aggregator 2 LP
6.25%, 05/15/26	2,878	2,936
8.50%, 05/15/27	5,244	5,261
PetSmart Inc.
8.88%, 06/01/25 (b) (c)	8,000	5,975
Sally Holdings LLC
5.63%, 12/01/25 (c)	4,500	4,470
Sands China Ltd.
5.13%, 08/08/25 (j)	4,901	5,135
5.40%, 08/08/28 (j)	4,006	4,194
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (b) (i)	1,600	1,602
5.25%, 09/15/23 (b) (i)	1,142	1,143
5.50%, 09/15/26 (b) (i)	5,250	4,996
Scientific Games International Inc.
10.00%, 12/01/22	3,000	3,163
5.00%, 10/15/25 (b)	11,919	11,684
8.25%, 03/15/26	5,000	5,099
Sotheby's
4.88%, 12/15/25 (b)	10,000	9,707
Stars Group Holdings BV
7.00%, 07/15/26 (b)	4,092	4,266
Viking Cruises Ltd.
5.88%, 09/15/27	5,001	4,863
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	5,965	5,812
William Lyon Homes Inc.
6.00%, 09/01/23	3,100	2,987
Williams Scotsman International Inc.
6.88%, 08/15/23 (b)	2,906	2,905
Wolverine World Wide Inc.
5.00%, 09/01/26 (b)	2,571	2,501
Wyndham Destinations Inc.
5.40%, 04/01/24 (k)	5,000	5,054
		265,823
	Shares/Par[1]	Value ($)
Consumer Staples 3.6%
Albertsons Cos. LLC
6.63%, 06/15/24	2,930	2,963
BAT Capital Corp.
4.39%, 08/15/37	8,000	7,228
4.54%, 08/15/47	6,467	5,682
Cott Holdings Inc.
5.50%, 04/01/25 (b)	3,452	3,483
Coty Inc.
6.50%, 04/15/26 (b) (c)	6,000	5,866
High Ridge Brands Co.
8.88%, 03/15/25 (b)	2,995	1,198
JBS Investments GmbH
7.25%, 04/03/24 (b) (c)	10,250	10,594
JBS Investments II GmbH
7.00%, 01/15/26 (b)	4,963	5,099
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	12,000	10,413
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	6,994	7,046
Post Holdings Inc.
5.63%, 01/15/28 (b) (c)	6,000	5,952
Sigma Holdco BV
7.88%, 05/15/26 (b)	5,000	4,617
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	4,816
		74,957
Energy 12.4%
American Energy - Woodford LLC
9.00%, 09/15/22 (b) (g)	5,000	2,150
Antero Midstream Partners LP
5.75%, 03/01/27 (b)	5,485	5,567
Antero Resources Midstream Management LLC
5.38%, 09/15/24	4,000	4,038
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (b)	6,494	6,238
Bruin E&P Partners LLC
8.88%, 08/01/23 (b)	9,032	8,603
Callon Petroleum Co.
6.38%, 07/01/26 (c)	6,000	6,012
Chaparral Energy Inc.
8.75%, 07/15/23 (b)	6,704	4,666
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	7,065	7,690
5.13%, 06/30/27	9,752	10,227
Cheniere Energy Partners LP
5.25%, 10/01/25	7,000	7,155
5.63%, 10/01/26 (b)	3,352	3,435
Chesapeake Energy Corp.
7.00%, 10/01/24	4,100	4,088
8.00%, 01/15/25 (c)	2,990	3,051
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	6,352	6,145
Continental Resources Inc.
4.50%, 04/15/23	6,000	6,213
3.80%, 06/01/24	2,000	2,019
4.38%, 01/15/28	3,000	3,085
Denbury Resources Inc.
7.50%, 02/15/24 (b) (c)	6,000	5,134
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	4,487	4,604
5.38%, 05/31/25	3,000	3,138
Energy Transfer Operating LP
4.25%, 03/15/23	4,397	4,512
5.88%, 01/15/24	3,500	3,829
5.50%, 06/01/27	7,193	7,803
5.25%, 04/15/29	3,749	4,027
6.25%, 04/15/49	6,940	7,784
Ensco Plc
4.50%, 10/01/24	6,623	5,067
5.20%, 03/15/25 (c)	6,377	4,932
EP Energy LLC
8.00%, 11/29/24	3,895	2,161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b)	5,000	4,175
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	4,364	4,439
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,283
Nabors Industries Inc.
5.50%, 01/15/23 (c)	5,000	4,793
5.75%, 02/01/25	4,990	4,476
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	667	679
Noble Holding International Ltd.
7.88%, 02/01/26 (b) (c)	8,000	7,451
Parsley Energy LLC
5.25%, 08/15/25 (b)	6,000	5,947
PBF Logistics LP
6.88%, 05/15/23	7,572	7,719
Precision Drilling Corp.
5.25%, 11/15/24	4,000	3,752
7.13%, 01/15/26 (b)	7,206	7,148
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	3,418	3,450
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (b)	10,002	9,511
Southwestern Energy Co.
7.50%, 04/01/26 (c)	5,000	5,118
SRC Energy Inc.
6.25%, 12/01/25	3,065	2,740
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (f)	1,667	1,563
Transocean Inc.
7.50%, 01/15/26 (b) (c)	3,713	3,666
7.50%, 04/15/31 (c)	13,899	11,955
Transocean Poseidon Ltd.
6.88%, 02/01/27 (b)	2,772	2,883
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	9,600	9,843
Weatherford International Ltd.
9.88%, 02/15/24	4,250	3,064
6.50%, 08/01/36	2,000	1,130
WildHorse Resource Development Corp.
6.88%, 02/01/25	4,772	4,818
		259,976
Financials 12.0%
Acrisure LLC
7.00%, 11/15/25 (b)	9,655	8,711
AerCap Ireland Capital DAC
4.88%, 01/16/24	3,609	3,751
Ally Financial Inc.
4.25%, 04/15/21	3,000	3,040
4.63%, 05/19/22	5,000	5,108
5.75%, 11/20/25 (c)	10,000	10,636
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	8,000	7,988
Barclays Plc
4.97%, 05/16/29 (l) (m)	1,262	1,306
CIT Group Inc.
4.75%, 02/16/24 (c)	5,415	5,613
5.25%, 03/07/25	743	791
6.13%, 03/09/28	784	872
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (c) (f)	4,501	4,585
CommScope Finance LLC
6.00%, 03/01/26 (b)	3,794	3,918
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (f)	8,520	8,499
Dana Financing Luxembourg SARL
6.50%, 06/01/26 (b)	6,000	6,124
Dell EMC
5.88%, 06/15/21 (b)	4,272	4,351
7.13%, 06/15/24 (b)	6,728	7,131
6.02%, 06/15/26 (b)	5,000	5,378
Eagle Holding Co. II LLC
8.38%, 05/15/22 (b) (i)	2,103	2,128
	Shares/Par[1]	Value ($)
Glencore Funding LLC
4.13%, 03/12/24	3,500	3,535
4.88%, 03/12/29	3,500	3,526
GLP Capital LP
5.30%, 01/15/29	4,416	4,634
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,175
HSBC Holdings Plc
6.38%, (callable at 100 beginning 09/17/24) (f) (m)	5,000	5,075
Icahn Enterprises LP
6.38%, 12/15/25	7,903	8,095
Intelsat Connect Finance SA
9.50%, 02/15/23 (b) (c)	5,504	4,877
Jack Ohio Finance LLC
10.25%, 11/15/22 (b)	5,000	5,381
James Hardie International Finance DAC
4.75%, 01/15/25 (b)	941	931
5.00%, 01/15/28 (b)	3,608	3,439
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	5,000	5,049
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,029
5.38%, 01/15/24	5,000	5,099
5.25%, 03/15/26	8,000	7,985
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (b)	7,000	7,208
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (f)	6,634	6,738
Navient Corp.
6.75%, 06/15/26	4,383	4,210
Nexstar Escrow Corp.
5.63%, 08/01/24 (b) (c)	10,000	10,193
Nordic Aviation Capital A/S
5.83%, 03/14/26 (g) (h)	5,000	5,123
Resideo Funding Inc.
6.13%, 11/01/26 (b)	1,953	2,016
SLM Corp.
5.50%, 01/25/23	5,433	5,466
Springleaf Finance Corp.
6.13%, 03/15/24	9,281	9,493
7.13%, 03/15/26	5,578	5,675
Synchrony Financial
4.38%, 03/19/24	1,700	1,725
5.15%, 03/19/29	2,359	2,402
Telenet Finance Luxembourg SARL
5.50%, 03/01/28 (b)	3,800	3,700
Toll Brothers Finance Corp.
4.88%, 03/15/27	3,154	3,103
USA Compression Partners LP
6.88%, 04/01/26	3,803	3,893
6.88%, 09/01/27 (b)	7,681	7,831
Vertiv Intermediate Holding Corp.
13.00%, 02/15/22 (b) (i)	10,500	10,029
Washington Mutual Bank
0.00%, 06/15/11 (d) (e)	1,500	—
ZF North America Capital Inc.
4.75%, 04/29/25 (b)	2,722	2,658
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	6,000	5,769
		251,992
Health Care 10.9%
Bausch Health Cos. Inc.
5.75%, 08/15/27 (b)	1,585	1,626
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	1,029	1,021
Centene Corp.
4.75%, 05/15/22	2,278	2,317
6.13%, 02/15/24	6,184	6,488
4.75%, 01/15/25	3,146	3,209
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	7,487	7,806
Community Health Systems Inc.
8.63%, 01/15/24 (b)	3,030	3,037
8.00%, 03/15/26 (b)	5,000	4,778

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Crimson Merger Sub Inc.
6.63%, 05/15/22 (b)	10,000	9,474
Endo Finance LLC
6.00%, 07/15/23 (b)	3,273	2,511
HCA Inc.
4.25%, 10/15/19	2,142	2,153
6.50%, 02/15/20	1,858	1,911
5.00%, 03/15/24	6,131	6,495
5.25%, 06/15/26	12,012	12,884
5.38%, 09/01/26 (c)	2,694	2,832
4.50%, 02/15/27	8,000	8,232
5.63%, 09/01/28	8,788	9,285
5.88%, 02/01/29	1,718	1,849
Hologic Inc.
4.38%, 10/15/25 (b)	5,634	5,608
Iqvia Ltd.
5.00%, 10/15/26 (b)	2,375	2,423
Lifepoint Health Inc.
9.75%, 12/01/26 (b) (c)	8,000	8,304
Mednax Inc.
6.25%, 01/15/27 (b) (c)	9,445	9,541
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	6,317	6,299
Mylan Inc.
4.55%, 04/15/28	3,729	3,639
5.20%, 04/15/48	6,000	5,415
Par Pharmaceutical Inc.
7.50%, 04/01/27	6,034	6,116
Prestige Brands Inc.
6.38%, 03/01/24 (b) (c)	859	875
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,872
8.13%, 04/01/22	6,116	6,586
6.75%, 06/15/23 (c)	6,000	6,180
5.13%, 05/01/25 (c)	8,000	8,033
6.25%, 02/01/27 (b)	4,716	4,902
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (b) (c)	8,141	6,619
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	975	1,009
7.00%, 03/15/24 (b)	2,924	3,092
6.13%, 04/15/25 (b)	25,402	25,166
5.50%, 11/01/25 (b)	5,014	5,122
8.50%, 01/31/27 (b)	5,000	5,304
Verscend Escrow Corp.
9.75%, 08/15/26 (b)	2,696	2,692
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,558
5.38%, 08/15/26 (b)	2,073	2,170
		228,433
Industrials 6.2%
ACCO Brands Corp.
5.25%, 12/15/24 (b)	3,776	3,706
Advanced Disposal Services Inc.
5.63%, 11/15/24 (b)	5,000	5,085
Aircastle Ltd.
4.13%, 05/01/24	8,285	8,298
ARD Securities Finance SARL
8.50%, 01/31/23 (b) (i)	2,183	2,068
Ashtead Capital Inc.
4.13%, 08/15/25 (b)	3,386	3,327
5.25%, 08/01/26 (b)	4,955	5,066
4.38%, 08/15/27 (b)	3,805	3,679
Avolon Holdings Funding Ltd.
5.25%, 05/15/24 (b)	6,000	6,174
Bombardier Inc.
5.75%, 03/15/22 (b)	2,000	2,046
6.13%, 01/15/23 (b)	5,872	5,948
7.50%, 03/15/25 (b) (c)	8,400	8,664
7.88%, 04/15/27 (b)	3,199	3,295
Hertz Corp.
7.63%, 06/01/22 (b) (c)	7,000	7,171
5.50%, 10/15/24 (b)	4,727	3,972
	Shares/Par[1]	Value ($)
Navistar International Corp.
6.63%, 11/01/25 (b)	8,406	8,539
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (b)	7,956	7,916
5.50%, 02/15/24 (b)	1,044	1,084
Prime Security Services Borrower LLC
9.25%, 05/15/23 (b)	3,727	3,917
Sensata Technologies BV
5.63%, 11/01/24 (b)	1,364	1,453
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (b)	3,000	3,180
Standard Industries Inc.
4.75%, 01/15/28 (b)	4,042	3,890
Tempo Acquisition LLC
6.75%, 06/01/25 (b)	3,642	3,683
TransDigm Inc.
6.50%, 05/15/25	4,000	4,042
6.25%, 03/15/26 (b)	7,805	8,094
United Rentals North America Inc.
4.88%, 01/15/28	16,008	15,584
		129,881
Information Technology 3.4%
Broadcom Inc.
4.25%, 04/15/26	7,000	6,948
CommScope Technologies LLC
5.00%, 03/15/27 (b) (c)	7,400	6,571
Dell International LLC
5.30%, 10/01/29 (j)	3,000	3,024
First Data Corp.
5.00%, 01/15/24 (b)	7,000	7,185
NXP BV
4.13%, 06/01/21 (b)	4,000	4,073
3.88%, 09/01/22 (b)	5,000	5,071
4.63%, 06/01/23 (b)	1,724	1,794
Radiate Holdco LLC
6.88%, 02/15/23 (b)	4,000	3,960
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (b)	7,295	7,173
Sanmina Corp.
4.38%, 06/01/19 (b)	8,397	8,409
ViaSat Inc.
5.63%, 09/15/25 (b)	8,000	7,660
5.63%, 04/15/27	1,748	1,786
Western Digital Corp.
4.75%, 02/15/26 (c)	7,467	7,122
		70,776
Materials 5.9%
Anglo American Capital Plc
4.13%, 09/27/22 (b)	4,601	4,681
4.88%, 05/14/25 (b)	1,399	1,456
4.75%, 04/10/27 (b)	3,000	3,067
4.50%, 03/15/28 (b)	6,807	6,803
ARD Finance SA
8.50%, 09/15/23 (i)	3,000	2,994
Berry Global Inc.
4.50%, 02/15/26 (b)	3,339	3,170
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,062
BMC East LLC
5.50%, 10/01/24 (b)	939	918
Building Materials Corp. of America
6.00%, 10/15/25 (b)	3,000	3,138
BWAY Holding Co.
7.25%, 04/15/25 (b) (c)	2,000	1,930
Cemex SAB de CV
5.70%, 01/11/25 (b)	10,000	10,261
Chemours Co.
5.38%, 05/15/27 (c)	4,230	4,207
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	5,379	5,392
5.13%, 03/15/23 - 05/15/24 (b) (c)	9,784	9,787
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	3,942
4.55%, 11/14/24	3,335	3,289

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
5.40%, 11/14/34	8,000	7,291
FXI Holdings Inc.
7.88%, 11/01/24 (b)	9,000	8,389
Hexion Inc.
10.38%, 02/01/22 (b)	2,300	1,932
Koppers Inc.
6.00%, 02/15/25 (b)	2,014	1,969
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	1,154	1,133
5.25%, 06/01/27 (b)	4,227	4,153
Olin Corp.
5.13%, 09/15/27 (c)	6,000	6,068
5.00%, 02/01/30	2,304	2,257
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (b)	2,000	2,040
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	6,614	6,730
Silgan Holdings Inc.
4.75%, 03/15/25 (c)	6,596	6,497
Teck Resources Ltd.
8.50%, 06/01/24 (b)	704	755
Trinseo Materials Operating SCA
5.38%, 09/01/25 (b)	5,352	5,086
		123,397
Real Estate 1.2%
Equinix Inc.
5.38%, 05/15/27	8,387	8,783
ESH Hospitality Inc.
5.25%, 05/01/25 (b)	8,419	8,361
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,053
PulteGroup Inc.
5.00%, 01/15/27	4,962	4,964
		24,161
Utilities 1.5%
AES Corp.
5.50%, 04/15/25	11,041	11,445
5.13%, 09/01/27 (c)	6,000	6,250
Calpine Corp.
5.75%, 01/15/25 (c)	3,250	3,228
5.25%, 06/01/26	9,986	9,947
		30,870
Total Corporate Bonds And Notes (cost $1,808,134)		1,787,846
SENIOR LOAN INTERESTS 5.9%
Communication Services 0.7%
AMC Entertainment Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (l) (n)	1,089	1,080
Frontier Communications Corp.
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (l)	4,618	4,502
Windstream Holdings Inc.
DIP Term Loan, 0.00%, (3M LIBOR + 2.50%), 03/08/21 (l) (n)	3,077	3,068
Windstream Services LLC
Term Loan B-6, 10.50%, (3M PRIME + 5.00%), 03/29/21 (l)	5,773	5,777
		14,427
Consumer Discretionary 0.8%
Bass Pro Group LLC
Term Loan B, 7.50%, (3M LIBOR + 5.00%), 11/15/23 (l)	7,012	6,844
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.98%, (3M LIBOR + 3.50%), 12/24/21 (l)	3,200	3,166
2nd Lien Term Loan, 9.23%, (3M LIBOR + 6.75%), 06/23/23 (g) (l)	677	657
Stars Group Holdings BV
Incremental Term Loan, 6.10%, (3M LIBOR + 3.50%), 06/29/25 (l)	2,584	2,576
UFC Holdings LLC
2nd Lien Term Loan, 9.99%, (3M LIBOR + 7.50%), 07/26/24 (l)	3,800	3,808
		17,051
	Shares/Par[1]	Value ($)
Consumer Staples 0.3%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 01/26/24 (l)	5,643	5,623
Energy 0.7%
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 9.24%, (3M LIBOR + 6.75%), 09/26/25 (g) (l)	6,867	6,609
Foresight Energy LLC
1st Lien Term Loan, 8.38%, (1M LIBOR + 5.75%), 03/16/22 (l)	4,128	4,028
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (l) (n)	2,189	2,163
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 10/31/24 (l)	2,370	2,305
		15,105
Financials 0.2%
Acrisure LLC
Term Loan B, 6.88%, (3M LIBOR + 4.25%), 11/22/23 (l)	3,247	3,222
Health Care 1.2%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 08/15/24 (l)	5,384	4,984
2nd Lien Term Loan, 10.24%, (3M LIBOR + 7.75%), 08/09/25 (l)	5,390	4,359
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (l)	9,296	8,684
RegionalCare Hospital Partners Holdings Inc.
Term Loan B, 6.98%, (3M LIBOR + 4.50%), 11/09/25 (l)	7,980	7,884
		25,911
Industrials 0.3%
DAE Aviation Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (l) (n)	1,801	1,801
Term Loan, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (l) (n)	969	968
Tempo Acquisition LLC
Term Loan, 5.50%, (3M LIBOR + 3.00%), 04/20/24 (l)	3,996	3,955
		6,724
Information Technology 0.8%
Almonde Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (l)	3,989	3,842
Radiate Holdco LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.00%), 12/09/23 (l)	3,890	3,798
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (l)	3,173	3,078
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (l)	1,163	1,152
SS&C Technologies Inc.
Term Loan B-3, 4.75%, (3M LIBOR + 2.25%), 02/27/25 (l)	1,612	1,597
Verifone Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/09/25 (l) (n)	4,000	3,935
		17,402
Materials 0.5%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (b) (l) (n)	7,000	6,820
Schenectady International Group Inc.
1st Lien Term Loan, 7.54%, (3M LIBOR + 4.75%), 08/21/25 (l)	4,429	4,417
		11,237

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.4%
Communications Sales & Leasing Inc.
Term Loan B, 0.00%, (1M LIBOR + 5.00%), 10/24/22 (l) (n)	7,980	7,787
Total Senior Loan Interests (cost $126,997)		124,489
GOVERNMENT AND AGENCY OBLIGATIONS 0.7%
U.S. Treasury Securities 0.7%
U.S. Treasury Bond
2.88%, 11/15/46	2,000	2,030
U.S. Treasury Note
1.25%, 05/31/19	8,000	7,984
1.50%, 08/15/26	4,000	3,775
Total Government And Agency Obligations (cost $13,861)		13,789
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (g) (o)	53,443	—
Quicksilver Resources Inc. Escrow (d) (g) (o)	10,557	—
T-Mobile USA Inc. Escrow (d) (g) (o)	3,001	—
T-Mobile USA Inc. Escrow (d) (g) (o)	5,000	—
T-Mobile USA Inc. Escrow (d) (g) (o)	2,000	—
T-Mobile USA Inc. Escrow (d) (g) (o)	2,000	—
T-Mobile USA Inc. Escrow (d) (g) (o)	5,000	—
T-Mobile USA Inc. Escrow (d) (g) (o)	2,000	—
Vantage Drilling Co. Escrow (c) (d) (g) (o)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 1.4%
Consumer Discretionary 0.2%
Home Interior Gift Inc. (d) (g)	429	—
MGM Resorts International	200	5,132
		5,132
Energy 0.3%
Chaparral Energy Inc. (b) (d)	4	25
Chaparral Energy Inc. - Class A (c) (d)	427	2,433
MPLX LP	87	2,868
Prairie Provident Resources Inc. (b) (d) (g)	224	28
Titan Energy LLC (d)	75	4
		5,358
Financials 0.4%
JPMorgan Chase & Co.	90	9,111
Information Technology 0.1%
EchoStar Corp. - Class A (d)	70	2,552
New Cotai LLC (d) (g) (h)	—	160
		2,712
Materials 0.3%
Freeport-McMoRan Inc. - Class B	270	3,480
Ingevity Corp. (d)	—	2
LyondellBasell Industries NV - Class A	24	2,058
WestRock Co.	—	4
		5,544
Real Estate 0.1%
Outfront Media Inc.	91	2,139
Total Common Stocks (cost $40,301)		29,996
INVESTMENT COMPANIES 2.6%
Eaton Vance Senior Floating-Rate Trust	300	3,906
Invesco Senior Income Trust	805	3,380
PIMCO Floating Rate Strategy Fund	400	4,116
SPDR Barclays High Yield Bond ETF	1,181	42,493
Total Investment Companies (cost $52,554)		53,895
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 8.1%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (p) (q)	67,426	67,426
Securities Lending Collateral 4.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (p) (q)	101,224	101,224
Total Short Term Investments (cost $168,650)		168,650
Total Investments 104.7% (cost $2,221,338)		2,189,620
Other Derivative Instruments 0.0%		429
Other Assets and Liabilities, Net (4.7)%		(99,059)
Total Net Assets 100.0%		2,090,990

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $985,354 and 47.1%, respectively.

(c) All or a portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Convertible security.

(n) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	2,060	10
PG&E Corp. – DIP Delayed Draw Term Loan	687	4
	2,747	14

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond	(279)	June 2019	(40,584)	105	(1,170)
U.S. Treasury Note, 10-Year	(513)	June 2019	(62,821)	130	(903)
U.S. Treasury Note, 5-Year	(372)	June 2019	(42,663)	84	(425)
Ultra 10-Year U.S. Treasury Note	(393)	June 2019	(50,997)	110	(1,186)
				429	(3,684)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.1%
Communication Services 3.5%
Meredith Corp. (a)	160	8,842
Viacom Inc. - Class B	420	11,789
		20,631
Consumer Discretionary 16.1%
American Axle & Manufacturing Holdings Inc. (b)	921	13,184
Best Buy Co. Inc.	122	8,669
Foot Locker Inc.	150	9,090
Helen of Troy Ltd. (b)	114	13,208
Macy's Inc.	424	10,186
Newell Brands Inc.	640	9,825
Penske Automotive Group Inc.	210	9,368
Royal Caribbean Cruises Ltd.	130	14,901
Tupperware Brands Corp.	275	7,035
		95,466
Consumer Staples 4.9%
Campbell Soup Co. (a)	348	13,269
Ingredion Inc.	167	15,794
		29,063
Energy 8.1%
Apache Corp.	163	5,667
Helix Energy Solutions Group Inc. (b)	745	5,893
National Oilwell Varco Inc.	175	4,662
Patterson-UTI Energy Inc.	500	7,010
PBF Energy Inc. - Class A	430	13,390
Superior Energy Services Inc. (b)	2,500	11,675
		48,297
Financials 22.7%
Allstate Corp.	131	12,309
American Financial Group Inc.	150	14,431
Hartford Financial Services Group Inc.	319	15,866
Huntington Bancshares Inc.	1,040	13,187
Janus Henderson Group Plc	640	15,987
Lincoln National Corp.	250	14,675
Reinsurance Group of America Inc.	108	15,334
Sterling Bancorp Inc.	304	5,673
Synovus Financial Corp.	393	13,503
TCF Financial Corp.	677	14,007
		134,972
Health Care 6.0%
Cigna Corp.	48	7,671
Magellan Health Services Inc. (b)	146	9,651
McKesson Corp.	116	13,579
MEDNAX Inc. (b)	186	5,045
		35,946
Industrials 11.0%
Delta Air Lines Inc.	240	12,396
Kennametal Inc.	397	14,590
Spirit Aerosystems Holdings Inc. - Class A	159	14,590
Terex Corp.	424	13,617
Textron Inc.	202	10,254
		65,447
Information Technology 10.7%
Avnet Inc.	340	14,746
Belden Inc.	256	13,763
CACI International Inc. - Class A (b)	44	8,009
Leidos Holdings Inc.	169	10,844
Semtech Corp. (b)	200	10,182
Teradyne Inc.	160	6,374
		63,918
Materials 8.9%
Allegheny Technologies Inc. (a) (b)	240	6,137
Berry Global Group Inc. (b)	162	8,716
Huntsman Corp.	410	9,221
Nucor Corp.	103	5,987
Reliance Steel & Aluminum Co.	152	13,692
Steel Dynamics Inc.	252	8,888
		52,641
	Shares/Par[1]	Value ($)
Real Estate 1.5%
Regency Centers Corp.	136	9,179
Utilities 5.7%
AES Corp.	700	12,656
Edison International	113	6,997
PNM Resources Inc.	306	14,472
		34,125
Total Common Stocks (cost $574,994)		589,685
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	4,290	4,290
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	1,736	1,736
Total Short Term Investments (cost $6,026)		6,026
Total Investments 100.1% (cost $581,020)		595,711
Other Assets and Liabilities, Net (0.1)%		(824)
Total Net Assets 100.0%		594,887

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.6%
Communication Services 2.5%
Meredith Corp. (a)	275	15,213
Consumer Discretionary 15.2%
American Axle & Manufacturing Holdings Inc. (b)	1,080	15,455
Helen of Troy Ltd. (b)	134	15,539
Party City Holdco Inc. (b)	1,020	8,099
Penske Automotive Group Inc.	360	16,074
Skechers U.S.A. Inc. - Class A (b)	475	15,965
Tower International Inc.	640	13,459
Tupperware Brands Corp.	310	7,930
		92,521
Consumer Staples 3.4%
Cott Corp.	1,008	14,727
Ingredion Inc.	64	6,060
		20,787
Energy 10.0%
Diamond Offshore Drilling Inc. (a) (b)	800	8,392
Helix Energy Solutions Group Inc. (b)	1,680	13,289
Patterson-UTI Energy Inc.	814	11,412
PBF Energy Inc. - Class A	474	14,745
Superior Energy Services Inc. (b)	2,800	13,076
		60,914
Financials 18.3%
Axos Financial Inc. (b)	490	14,190
Banc of California Inc.	1,072	14,836
Independent Bank Corp.	190	15,392
Janus Henderson Group Plc	507	12,665
Renasant Corp.	424	14,352
Sterling Bancorp Inc.	585	10,889
Synovus Financial Corp.	410	14,088
TCF Financial Corp.	719	14,876
		111,288
Health Care 6.3%
Integer Holdings Corp. (b)	152	11,426
Magellan Health Services Inc. (b)	238	15,689
MEDNAX Inc. (b)	280	7,608
Owens & Minor Inc.	900	3,690
		38,413
Industrials 17.1%
Aerojet Rocketdyne Holdings Inc. (b)	249	8,836
Apogee Enterprises Inc.	335	12,559
GATX Corp.	184	14,052
Kennametal Inc.	420	15,435
SkyWest Inc.	290	15,744
Steelcase Inc. - Class A	585	8,512
Terex Corp.	470	15,101
Triumph Group Inc.	715	13,628
		103,867
Information Technology 17.4%
Belden Inc.	263	14,123
Benchmark Electronics Inc.	353	9,274
CACI International Inc. - Class A (b)	83	15,108
CSG Systems International Inc.	230	9,729
Electronics for Imaging Inc. (b)	264	7,107
Photronics Inc. (b)	618	5,841
Semtech Corp. (b)	225	11,455
SYNNEX Corp.	114	10,874
Teradyne Inc.	190	7,570
Verint Systems Inc. (b)	250	14,965
		106,046
Materials 4.8%
Allegheny Technologies Inc. (a) (b)	460	11,762
Olin Corp.	470	10,876
Reliance Steel & Aluminum Co.	73	6,589
		29,227
Real Estate 2.3%
Kite Realty Group Trust	895	14,317
	Shares/Par[1]	Value ($)
Utilities 2.3%
PNM Resources Inc.	294	13,918
Total Common Stocks (cost $639,264)		606,511
SHORT TERM INVESTMENTS 1.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	604	604
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	6,332	6,332
Total Short Term Investments (cost $6,936)		6,936
Total Investments 100.7% (cost $646,200)		613,447
Other Assets and Liabilities, Net (0.7)%		(4,323)
Total Net Assets 100.0%		609,124

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.4%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (b)	1,226	1,241
Series 2013-A-2, 4.95%, 01/15/23	857	888
Series 2016-AA-2, 3.20%, 06/15/28	2,776	2,705
American Express Credit Account Master Trust
Series 2014-A-1, 2.85%, (1M USD LIBOR + 0.37%), 05/15/19 (c)	832	832
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (b)	6,596	6,513
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	4,078	4,083
Series 2017-A3-2, 1.98%, 12/20/21	3,723	3,708
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	1,906	1,902
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	1,556	1,558
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	1,039	1,035
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	1,587	1,574
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (b) (c)	5,060	5,145
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (b)	1,985	2,003
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,318
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (b)	834	832
Series 2017-A3-1, 2.11%, 01/15/23 (b)	3,171	3,146
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	2,219	2,222
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	2,068	2,089
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.93%, (1M USD LIBOR + 0.45%), 04/15/19 (c)	5,714	5,715
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	2,307	2,292
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	2,223	2,219
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	4,126	4,138
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	832	830
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	880	878
Series 2019-A-1A, 3.30%, 08/15/24 (b)	3,397	3,404
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,988
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (b)	1,712	1,716
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	552	551
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (b) (c)	1,036	1,025
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	335	341
Series 2012-A-1, 4.15%, 04/11/24	1,506	1,540
Series 2012-A-2, 4.00%, 10/29/24	1,330	1,357
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	2,481	2,477
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b) (c)	4,032	4,025
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	2,303	2,306
Series 2017-A3-2, 2.19%, 10/24/22 (b)	1,612	1,606
Delta Air Lines Pass-Through Trust
Series 2010-A-2, 4.95%, 05/23/19	28	28
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	602	602
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	9,000	9,009
	Shares/Par[1]	Value ($)
Ford Credit Auto Owner Trust
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,007
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (b)	1,456	1,453
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.81%, (1M USD LIBOR + 0.32%), 02/25/20 (c)	4,645	4,642
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (b)	3,390	3,395
Series 2018-A-3A, 3.35%, 08/15/22 (b)	1,509	1,511
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	3,106	3,100
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,321
Series 2018-A3-1, 2.61%, 01/20/21	4,375	4,373
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (b)	4,899	4,876
Great American Auto Leasing Inc.
Series 2019-A2-1, 2.97%, 09/15/20 (b)	3,084	3,091
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (b)	665	663
Series 2018-A3-1, 2.60%, 06/15/21 (b)	1,306	1,304
Series 2018-A4-1, 2.83%, 06/17/24 (b)	865	865
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (b)	4,077	4,136
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 08/25/23 (b)	1,566	1,554
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 06/15/20	462	461
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (b) (c)	1,260	1,260
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b) (c)	2,293	2,291
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (c)	2,689	2,657
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	900	897
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	2,834	2,834
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	296	294
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,625	1,608
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (b)	1,619	1,640
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (b)	2,250	2,247
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (b) (c)	945	948
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (b)	1,651	1,682
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (b) (c)	3,034	3,038
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	917	918
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (b)	440	437
Series 2016-A-2A, 1.68%, 05/20/21 (b)	2,048	2,041
Series 2016-B-2A, 2.15%, 05/20/21 (b)	1,133	1,127
Series 2017-A-2A, 1.92%, 12/20/21 (b)	6,142	6,107
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	5,647	5,609
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (b)	2,506	2,511
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	1,371	1,383
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.73%, (1M USD LIBOR + 0.25%), 07/15/19 (b) (c)	1,295	1,295
Series 2019-A2A-1A, 3.06%, 10/15/20 (b)	5,348	5,355
Total Non-U.S. Government Agency Asset-Backed Securities (cost $180,219)		179,772
CORPORATE BONDS AND NOTES 38.4%
Communication Services 2.6%
AT&T Inc.
3.78%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	3,900	3,869
5.25%, 03/01/37	2,030	2,140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Charter Communications Operating LLC
4.91%, 07/23/25	3,690	3,891
5.38%, 04/01/38	2,192	2,215
6.83%, 10/23/55	1,030	1,163
Comcast Corp.
4.15%, 10/15/28	2,612	2,753
4.60%, 10/15/38	3,233	3,470
3.40%, 07/15/46	1,700	1,507
4.95%, 10/15/58	1,061	1,174
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,662
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (d)	1,589	1,617
Numericable - SFR SA
7.38%, 05/01/26 (b)	2,087	2,046
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	1,742	1,742
Vodafone Group Plc
5.00%, 05/30/38	770	765
		30,014
Consumer Discretionary 1.2%
A&E Television Networks LLC
3.11%, 08/22/19 (e) (f)	1,000	1,000
Fiat Chrysler Automobiles NV
5.25%, 04/15/23	1,452	1,504
GLP Capital LP
5.75%, 06/01/28	343	369
Leggett & Platt Inc.
4.40%, 03/15/29	4,300	4,344
Nemak SAB de CV
4.75%, 01/23/25 (b)	4,137	4,046
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (b) (g)	1,100	1,102
5.50%, 09/15/26 (b) (g)	644	613
Target Corp.
3.90%, 11/15/47	1,276	1,263
		14,241
Consumer Staples 2.7%
Altria Group Inc.
4.40%, 02/14/26	3,720	3,831
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	1,084	1,154
4.90%, 02/01/46 (b)	3,778	3,804
BAT Capital Corp.
4.39%, 08/15/37	4,440	4,012
Conagra Brands Inc.
4.60%, 11/01/25	1,501	1,576
JBS Investments GmbH
7.25%, 04/03/24 (b)	1,959	2,025
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,343	1,380
Mars Inc.
3.74%, 10/11/27 (e) (f)	1,200	1,255
3.95%, 04/01/49	4,386	4,447
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b) (h)	1,621	1,633
Reynolds American Inc.
5.70%, 08/15/35	975	1,010
7.00%, 08/04/41	812	906
Tyson Foods Inc.
4.00%, 03/01/26	3,360	3,434
5.10%, 09/28/48	1,356	1,381
		31,848
Energy 4.5%
Andeavor Logistics LP
3.50%, 12/01/22	1,149	1,161
5.20%, 12/01/47	1,116	1,118
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,158	1,260
5.13%, 06/30/27	3,280	3,440
Columbia Pipeline Group Inc.
5.80%, 06/01/45	933	1,059
	Shares/Par[1]	Value ($)
Continental Resources Inc.
4.38%, 01/15/28 (h)	2,018	2,075
Denbury Resources Inc.
9.00%, 05/15/21 (b)	500	486
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	4,412	4,527
Endeavor Energy Resources LP
5.50%, 01/30/26 (b)	316	325
5.75%, 01/30/28 (b)	316	332
Energy Transfer LP
5.80%, 06/15/38	1,537	1,632
6.13%, 12/15/45	500	539
Energy Transfer Operating LP
4.25%, 03/15/23	3,982	4,086
5.50%, 06/01/27	1,725	1,871
5.25%, 04/15/29	2,100	2,256
6.25%, 04/15/49	1,001	1,123
Enterprise Products Operating LLC
4.15%, 10/16/28	2,130	2,243
4.80%, 02/01/49	1,926	2,045
EP Energy LLC
8.00%, 11/29/24 (b) (h)	2,530	1,403
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (b)	825	674
Marathon Petroleum Corp.
3.80%, 04/01/28 (b)	761	754
4.50%, 04/01/48 (b)	881	846
MPLX LP
4.00%, 03/15/28	3,065	3,047
Nabors Industries Inc.
5.50%, 01/15/23 (h)	441	423
Petroleos Mexicanos
2.29%, 02/15/24	1,630	1,607
6.50%, 01/23/29	1,983	1,960
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,266
5.63%, 03/01/25	241	265
4.20%, 03/15/28	4,274	4,314
Transocean Pontus Ltd.
6.13%, 08/01/25 (b)	441	447
Transocean Poseidon Ltd.
6.88%, 02/01/27 (b)	1,026	1,067
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	2,846	2,918
		52,569
Financials 12.4%
AerCap Ireland Capital DAC
4.63%, 10/30/20	223	228
3.50%, 05/26/22	1,110	1,111
3.65%, 07/21/27	1,724	1,612
Athene Global Funding
4.00%, 01/25/22 (b)	4,205	4,311
3.00%, 07/01/22 (b)	3,098	3,089
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (d)	1,683	1,784
4.00%, 01/22/25	1,097	1,118
4.25%, 10/22/26	6,040	6,211
3.25%, 10/21/27	671	658
Bayer US Finance II LLC
4.25%, 12/15/25 (b)	1,662	1,680
4.38%, 12/15/28 (b)	1,600	1,591
Capital One Financial Corp.
3.75%, 03/09/27	2,833	2,789
3.80%, 01/31/28	1,471	1,453
Citigroup Inc.
2.75%, 04/25/22	1,000	996
4.45%, 09/29/27	6,169	6,341
3.89%, 01/10/28 (c)	1,375	1,397
Credit Suisse AG
6.50%, 08/08/23 (b)	5,986	6,405
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (b) (d)	2,448	2,583
4.21%, 06/12/24 (b)	2,515	2,574
3.87%, 01/12/29 (b)	1,880	1,844

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Danske Bank A/S
5.38%, 01/12/24 (b)	5,059	5,257
Dell EMC
8.35%, 07/15/46 (b)	2,506	3,027
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,598
Glencore Funding LLC
3.00%, 10/27/22 (b)	1,300	1,283
4.88%, 03/12/29	2,850	2,871
GLP Capital LP
5.30%, 01/15/29	2,605	2,734
Goldman Sachs Group Inc.
2.91%, 07/24/23	1,190	1,176
4.00%, 03/03/24	1,439	1,483
4.25%, 10/21/25	2,071	2,121
3.85%, 01/26/27	717	720
4.22%, 05/01/29	1,635	1,673
6.75%, 10/01/37	1,500	1,838
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (d) (i)	2,500	2,615
3.68%, (3M USD LIBOR + 1.00%), 05/18/24 (c)	1,777	1,762
4.38%, 11/23/26	2,260	2,316
Icahn Enterprises LP
6.38%, 12/15/25	1,153	1,181
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	1,218	1,161
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	1,325	1,338
4.02%, 12/05/24	4,584	4,753
2.95%, 10/01/26	2,720	2,661
3.78%, 02/01/28 (c)	1,127	1,148
4.01%, 04/23/29	1,500	1,540
4.20%, 07/23/29	899	940
JPMorgan Chase Bank NA
3.22%, 03/01/25	2,128	2,127
3.51%, 01/23/29	1,450	1,439
Lloyds Banking Group Plc
7.50%, (callable at 100 beginning 09/27/25) (d)	2,344	2,381
Metropolitan Life Global Funding I
3.60%, 01/11/24 (b)	5,267	5,427
Morgan Stanley
3.94%, (3M USD LIBOR + 1.18%), 01/20/22 (c)	2,298	2,321
4.88%, 11/01/22	4,381	4,622
4.10%, 05/22/23	1,550	1,600
3.88%, 04/29/24	2,344	2,411
3.63%, 01/20/27	2,307	2,313
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (c)	1,071	1,032
Nordic Aviation Capital A/S
5.58%, 03/14/24 (e) (f)	3,095	3,143
Santander UK Group Holdings Plc
4.80%, 11/15/24	3,680	3,794
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (e) (f)	2,485	2,483
USA Compression Partners LP
6.88%, 09/01/27 (b)	1,019	1,039
Volkswagen Group of America Finance LLC
4.63%, 11/13/25 (b)	5,700	5,905
Wells Fargo & Co.
2.63%, 07/22/22	795	789
4.48%, 01/16/24	355	374
Woodside Finance Ltd.
4.50%, 03/04/29 (b)	2,784	2,837
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	1,500	1,486
		144,494
Health Care 4.1%
Abbott Laboratories
4.75%, 11/30/36	1,324	1,491
Actavis Funding SCS
4.55%, 03/15/35	1,022	1,004
Bausch Health Cos. Inc.
5.75%, 08/15/27 (b)	681	699
	Shares/Par[1]	Value ($)
Becton Dickinson & Co.
3.36%, 06/06/24	3,850	3,855
Centene Corp.
4.75%, 05/15/22	1,684	1,713
4.75%, 01/15/25	566	577
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	2,708	2,823
CVS Health Corp.
4.30%, 03/25/28	4,959	5,029
4.78%, 03/25/38	2,814	2,789
5.05%, 03/25/48	3,740	3,772
Express Scripts Holding Co.
3.40%, 03/01/27	2,645	2,577
Halfmoon Parent Inc.
4.38%, 10/15/28 (b)	4,226	4,382
4.80%, 08/15/38 (b)	1,550	1,593
Mylan Inc.
5.20%, 04/15/48	564	509
Perrigo Finance Plc
4.90%, 12/15/44	259	219
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	500	487
Pfizer Inc.
4.00%, 03/15/49	3,800	3,935
UnitedHealth Group Inc.
3.75%, 07/15/25	1,018	1,063
3.10%, 03/15/26	1,000	997
3.45%, 01/15/27	894	911
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	296	306
5.50%, 03/01/23 - 11/01/25 (b)	900	916
5.88%, 05/15/23 (b)	141	143
7.00%, 03/15/24 (b)	889	940
6.13%, 04/15/25 (b)	1,602	1,587
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,428
5.38%, 08/15/26 (b)	1,112	1,164
		47,909
Industrials 2.5%
Aircastle Ltd.
4.40%, 09/25/23	965	979
4.13%, 05/01/24	1,756	1,759
Ashtead Capital Inc.
5.25%, 08/01/26 (b)	3,101	3,171
Aviation Capital Group LLC
4.38%, 01/30/24 (b)	2,395	2,441
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (b)	2,300	2,340
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d) (f)	9,210	8,600
General Motors Co.
5.95%, 04/01/49	708	684
Johnson Controls International Plc
5.13%, 09/14/45	1,005	1,051
Mexico City Airport Trust
5.50%, 07/31/47 (b)	643	595
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	4,275	4,382
Union Pacific Corp.
3.60%, 09/15/37	1,656	1,586
4.38%, 09/10/38	1,200	1,254
		28,842
Information Technology 1.6%
Broadcom Corp.
3.88%, 01/15/27	1,360	1,300
Broadcom Inc.
3.63%, 10/15/24	2,900	2,877
4.25%, 04/15/26	2,900	2,879
Microsoft Corp.
3.45%, 08/08/36	2,865	2,896
3.95%, 08/08/56	2,355	2,460
NXP BV
4.13%, 06/01/21 (b)	2,601	2,648

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.63%, 06/01/23 (b)	1,293	1,345
Oracle Corp.
4.00%, 11/15/47	1,946	1,963
		18,368
Materials 2.0%
Anglo American Capital Plc
3.63%, 09/11/24 (b)	1,250	1,239
4.88%, 05/14/25 (b)	3,035	3,158
4.75%, 04/10/27 (b)	2,539	2,595
4.50%, 03/15/28 (b)	1,430	1,429
CF Industries Inc.
3.40%, 12/01/21 (b)	3,910	3,914
4.50%, 12/01/26 (b)	3,928	3,978
Corning Inc.
5.85%, 11/15/68 (f)	1,223	1,330
Freeport-McMoRan Inc.
4.55%, 11/14/24	3,946	3,891
5.40%, 11/14/34	1,794	1,635
Samarco Mineracao SA
0.00%, 11/01/22 (f) (j) (k) (l)	345	218
0.00%, 09/26/24 (b) (j) (k)	340	225
		23,612
Real Estate 0.6%
Boston Properties LP
2.75%, 10/01/26	810	768
4.50%, 12/01/28	3,242	3,449
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,263
ERP Operating LP
3.50%, 03/01/28	1,375	1,397
		6,877
Utilities 4.2%
AES Corp.
4.00%, 03/15/21	5,165	5,230
Ameren Illinois Co.
4.50%, 03/15/49	2,365	2,645
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,419
Avangrid Inc.
3.15%, 12/01/24	3,760	3,711
Basin Electric Power Cooperative
4.75%, 04/26/47 (b)	2,435	2,604
Commonwealth Edison Co.
3.75%, 08/15/47	2,149	2,102
Electricite de France SA
4.50%, 09/21/28 (b)	3,900	4,025
Enel SpA
8.75%, 09/24/73 (b) (c)	1,472	1,617
Exelon Corp.
5.10%, 06/15/45	1,756	1,964
FirstEnergy Corp.
3.90%, 07/15/27	4,123	4,187
4.85%, 07/15/47 (m)	1,518	1,625
Indiana Michigan Power Co.
4.25%, 08/15/48	1,619	1,669
Nevada Power Co.
3.70%, 05/01/29	3,556	3,681
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25	4,550	4,549
Southern California Edison Co.
4.13%, 03/01/48	1,101	1,052
Southern Co.
2.95%, 07/01/23	4,512	4,496
		48,576
Total Corporate Bonds And Notes (cost $438,149)		447,350
SENIOR LOAN INTERESTS 2.0%
Communication Services 0.4%
CenturyLink Inc.
Term Loan B, 5.25%, (3M LIBOR + 2.75%), 01/15/25 (c)	2,814	2,756
	Shares/Par[1]	Value ($)
Sprint Communications Inc.
1st Lien Term Loan B, 5.00%, (3M LIBOR + 2.50%), 02/01/24 (c)	2,058	2,001
		4,757
Consumer Discretionary 0.8%
Charter Communications Operating LLC
Term Loan B, 4.50%, (3M LIBOR + 2.00%), 04/30/25 (c)	1,499	1,488
CSC Holdings LLC
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.25%), 07/15/25 (c)	735	713
Golden Nugget Inc.
Incremental Term Loan B, 5.23%, (3M LIBOR + 2.75%), 09/07/23 (c)	895	886
Incremental Term Loan B, 5.24%, (3M LIBOR + 2.75%), 10/04/23 (c)	1,128	1,116
Marriott Ownership Resorts Inc.
Term Loan B, 4.75%, (3M LIBOR + 2.25%), 08/09/25 (c)	3,202	3,182
UFC Holdings LLC
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.25%), 07/22/23 (c)	1,463	1,450
		8,835
Consumer Staples 0.3%
JBS USA LLC
Term Loan B, 4.99%, (3M LIBOR + 2.50%), 10/30/22 (c)	572	568
Term Loan B, 4.98%, (3M LIBOR + 2.50%), 06/30/24 (c)	3,398	3,371
		3,939
Energy 0.1%
TEX Operations Co. LLC
Term Loan B, 4.49%, (3M LIBOR + 2.00%), 08/04/23 (c)	849	839
Traverse Midstream Partners LLC
Term Loan, 6.50%, (3M LIBOR + 4.00%), 09/22/24 (c)	818	816
		1,655
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, (3M Fixed + 6.50%), 08/18/20 (c)	3,100	3,108
Materials 0.1%
BWAY Holding Co.
Term Loan B, 6.03%, (3M LIBOR + 3.25%), 04/03/24 (c)	1,081	1,053
Total Senior Loan Interests (cost $23,555)		23,347
GOVERNMENT AND AGENCY OBLIGATIONS 42.9%
Mortgage-Backed Securities 20.8%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,387	1,382
2.50%, 02/01/32	285	284
5.00%, 02/01/38 - 11/01/41	2,074	2,239
4.50%, 03/01/42	2,672	2,835
3.00%, 08/01/43 - 11/01/46	4,864	4,856
3.50%, 04/01/42 - 05/01/48	21,871	22,251
3.00%, 07/01/32 - 09/01/47	19,535	19,491
4.00%, 10/01/45 - 09/01/48	9,541	9,874
4.00%, 08/01/46	692	717
3.50%, 11/01/48 (n)	3,165	3,210
Federal National Mortgage Association
2.50%, 01/01/31 - 01/01/32	3,431	3,414
4.50%, 08/01/40 - 05/01/48	13,725	14,482
5.00%, 06/01/35 - 05/01/42	2,132	2,297
3.00%, 09/01/30 - 01/01/47	17,438	17,472
3.08%, (12M USD LIBOR + 1.58%), 04/01/45 (c)	1,731	1,744
3.50%, 01/01/46 - 05/01/46	3,124	3,177
4.50%, 08/01/46	2,940	3,086
3.00%, 04/01/31 - 11/01/46	4,889	4,881
3.50%, 05/01/33 - 01/01/48	28,964	29,531
4.00%, 10/01/44 - 08/01/48	33,300	34,473
4.00%, 08/01/48 (n)	3,872	3,985
Government National Mortgage Association
5.00%, 08/20/41	562	602

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.00%, 07/20/45 - 08/20/47	6,868	6,916
3.50%, 06/20/43 - 05/20/47	19,164	19,614
3.50%, 08/20/46	3,880	3,972
3.00%, 12/20/46	2,485	2,500
4.00%, 05/20/44 - 12/20/47	15,617	16,183
4.50%, 08/20/48 - 09/20/48	6,898	7,166
		242,634
Municipal 0.1%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,669
U.S. Treasury Securities 22.0%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	8,028
3.13%, 11/15/41	8,720	9,295
2.50%, 02/15/45 - 02/15/46	17,568	16,586
3.00%, 02/15/48	1,390	1,441
U.S. Treasury Note
2.00%, 02/15/22	16,586	16,485
1.88%, 04/30/22	17,630	17,448
1.63%, 08/31/22 - 05/31/23	46,505	45,462
2.75%, 02/15/24 (n)	22,514	23,042
2.50%, 02/15/22 - 05/15/24	17,085	17,282
2.13%, 05/15/25	7,217	7,145
2.88%, 07/31/25	15,446	15,967
1.50%, 08/15/26	14,046	13,256
2.25%, 11/15/25 - 08/15/27	59,293	58,961
3.13%, 11/15/28	5,925	6,292
		256,690
Total Government And Agency Obligations (cost $498,770)		500,993
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (o) (p)	11,866	11,866
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (o) (p)	14,043	14,043
Total Short Term Investments (cost $25,909)		25,909
Total Investments 100.9% (cost $1,166,602)		1,177,371
Other Derivative Instruments 0.0%		35
Other Assets and Liabilities, Net (0.9)%		(10,042)
Total Net Assets 100.0%		1,167,364

(a) The Fund had an unfunded commitment at March 31, 2019. See the table of Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $262,088 and 22.5%, respectively.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) All or a portion of the security was on loan.

(i) Convertible security.

(j) Non-income producing security.

(k) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $29,827.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	218	—

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

PG&E Corp. – DIP Term Loan	1,149	6
PG&E Corp. – DIP Delayed Draw Term Loan	383	2
	1,532	8

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	450	June 2019	65,674	(169)	1,671
U.S. Treasury Note, 2-Year	12	June 2019	2,557	23	—
U.S. Treasury Note, 5-Year	336	June 2019	38,719	(50)	199
Ultra 10-Year U.S. Treasury Note	117	June 2019	15,231	(33)	305
				(229)	2,175
Short Contracts
U.S. Treasury Note, 10-Year	(962)	June 2019	(117,654)	264	(1,844)
Ultra Long Term U.S. Treasury Bond	(23)	June 2019	(3,826)	9	(38)
				273	(1,882)

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	6,000	(108)	(9)	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.2%
Communication Services 6.7%
AT&T Inc.	170	5,331
Comcast Corp. - Class A	80	3,198
Viacom Inc. - Class B	168	4,716
		13,245
Consumer Discretionary 9.1%
Best Buy Co. Inc.	31	2,203
Foot Locker Inc.	38	2,291
General Motors Co.	128	4,734
Macy's Inc.	99	2,379
Newell Brands Inc.	145	2,224
Royal Caribbean Cruises Ltd.	37	4,241
		18,072
Consumer Staples 5.2%
Altria Group Inc.	68	3,905
Archer-Daniels-Midland Co.	89	3,839
Campbell Soup Co. (a)	67	2,555
		10,299
Energy 9.6%
Apache Corp.	133	4,610
Chevron Corp.	40	4,927
Halliburton Co.	144	4,207
National Oilwell Varco Inc.	86	2,291
Occidental Petroleum Corp.	45	2,979
		19,014
Financials 24.0%
Allstate Corp.	43	4,050
Bank of America Corp.	149	4,125
Citigroup Inc.	69	4,293
Goldman Sachs Group Inc.	22	4,224
Hartford Financial Services Group Inc.	105	5,221
Huntington Bancshares Inc.	215	2,726
JPMorgan Chase & Co.	42	4,302
Lincoln National Corp.	81	4,743
Morgan Stanley	102	4,321
PNC Financial Services Group Inc.	20	2,416
Synovus Financial Corp.	94	3,230
Wells Fargo & Co.	80	3,866
		47,517
Health Care 15.1%
AbbVie Inc.	62	5,029
Cigna Corp.	28	4,503
CVS Health Corp.	64	3,451
Gilead Sciences Inc.	74	4,811
McKesson Corp.	36	4,214
Merck & Co. Inc.	35	2,894
Pfizer Inc.	119	5,037
		29,939
Industrials 8.6%
Caterpillar Inc.	29	3,929
Delta Air Lines Inc.	88	4,545
Spirit Aerosystems Holdings Inc. - Class A	40	3,707
Terex Corp.	62	1,979
Textron Inc.	56	2,827
		16,987
Information Technology 14.3%
Alliance Data Systems Corp.	16	2,800
Apple Inc.	28	5,395
Avnet Inc.	92	3,994
Cisco Systems Inc.	70	3,768
Intel Corp.	38	2,041
International Business Machines Corp.	22	3,076
Leidos Holdings Inc.	66	4,236
Microsoft Corp.	26	3,125
		28,435
Materials 3.2%
Berry Global Group Inc. (b)	59	3,189
Nucor Corp.	56	3,268
		6,457
	Shares/Par[1]	Value ($)
Utilities 3.4%
AES Corp.	187	3,379
Vistra Energy Corp.	126	3,293
		6,672
Total Common Stocks (cost $185,922)		196,637
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	1,229	1,229
Total Short Term Investments (cost $1,229)		1,229
Total Investments 99.8% (cost $187,151)		197,866
Other Assets and Liabilities, Net 0.2%		352
Total Net Assets 100.0%		198,218

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.9%
Consumer Discretionary 29.7%
Best Buy Co. Inc.	1,218	86,529
Capri Holdings Ltd. (a)	429	19,639
Gap Inc. (b)	3,124	81,796
H&R Block Inc. (b)	2,158	51,654
Nike Inc. - Class B (b)	687	57,890
Nordstrom Inc. (b)	1,602	71,079
Ross Stores Inc.	931	86,660
Starbucks Corp.	582	43,282
TJX Cos. Inc.	1,667	88,691
Tractor Supply Co.	931	91,023
Ulta Beauty Inc. (a)	300	104,780
		783,023
Consumer Staples 5.8%
Clorox Co.	555	89,128
Hershey Co.	561	64,472
		153,600
Health Care 5.0%
Align Technology Inc. (a) (b)	119	33,726
Mettler-Toledo International Inc. (a)	137	99,055
		132,781
Industrials 22.8%
3M Co.	282	58,596
Expeditors International of Washington Inc.	1,156	87,731
Fastenal Co. (b)	977	62,807
Huntington Ingalls Industries Inc.	133	27,455
Illinois Tool Works Inc. (b)	613	88,036
JB Hunt Transport Services Inc.	258	26,158
Robert Half International Inc.	1,249	81,365
Rockwell Automation Inc.	485	85,073
Rollins Inc. (b)	1,345	55,986
United Parcel Service Inc. - Class B	252	28,145
		601,352
Information Technology 36.6%
Accenture Plc - Class A	522	91,936
Applied Materials Inc.	1,454	57,645
Automatic Data Processing Inc.	579	92,476
Citrix Systems Inc.	787	78,460

	Shares/Par[1]	Value ($)
F5 Networks Inc. (a)	489	76,778
Intuit Inc.	382	99,771
Jack Henry & Associates Inc.	209	29,048
Lam Research Corp.	512	91,609
Mastercard Inc. - Class A	136	31,930
NetApp Inc. (b)	835	57,867
Nvidia Corp. (b)	277	49,805
Paychex Inc.	1,172	93,995
Skyworks Solutions Inc.	340	28,045
Texas Instruments Inc.	814	86,351
		965,716
Total Common Stocks (cost $2,287,836)		2,636,472
SHORT TERM INVESTMENTS 2.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	2,603	2,603
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	6,320	6,320
Repurchase Agreement with CIT, 2.92% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 11/29/17, due 07/01/19 at $47,113	45,000	45,000
Repurchase Agreement with MSC, 2.85% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 07/01/19 at $12,600	12,500	12,500
		63,820
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	460	458
Total Short Term Investments (cost $66,881)		66,881
Total Investments 102.4% (cost $2,354,717)		2,703,353
Other Derivative Instruments 0.0%		59
Other Assets and Liabilities, Net (2.4)%		(62,951)
Total Net Assets 100.0%		2,640,461

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	70	June 2019	9,841	59	91

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.6%
Communication Services 9.6%
AT&T Inc.	1,617	50,705
CenturyLink Inc. (a)	2,426	29,092
Comcast Corp. - Class A	2,501	99,988
Omnicom Group Inc. (a)	2,020	147,427
Verizon Communications Inc.	941	55,669
Walt Disney Co.	851	94,458
		477,339
Consumer Discretionary 7.8%
Harley-Davidson Inc.	3,666	130,736
Leggett & Platt Inc. (a)	2,425	102,379
Nordstrom Inc.	996	44,215
Target Corp.	1,362	109,329
		386,659
Consumer Staples 9.2%
Altria Group Inc.	1,784	102,443
Archer-Daniels-Midland Co.	1,110	47,867
Coca-Cola Co.	3,192	149,581
Kimberly-Clark Corp.	1,285	159,225
		459,116
Energy 9.5%
Exxon Mobil Corp.	1,870	151,129
Kinder Morgan Inc. (a)	2,903	58,083
ONEOK Inc.	2,334	162,970
Valero Energy Corp.	1,208	102,494
		474,676
Financials 8.4%
Invesco Ltd. (a)	2,132	41,162
MetLife Inc.	2,179	92,759
People's United Financial Inc. (a)	8,422	138,462
Principal Financial Group Inc.	2,849	142,987
		415,370
Health Care 8.4%
AbbVie Inc.	535	43,136
Amgen Inc.	493	93,739
Cardinal Health Inc.	2,768	133,281
Johnson & Johnson	1,073	149,987
		420,143
Industrials 9.2%
Cummins Inc.	1,000	157,848
Eaton Corp. Plc	618	49,780
PACCAR Inc.	2,258	153,863
United Parcel Service Inc. - Class B	865	96,697
		458,188
Information Technology 9.2%
Cisco Systems Inc.	1,039	56,099
International Business Machines Corp.	1,096	154,704
Maxim Integrated Products Inc.	866	46,047
	Shares/Par[1]	Value ($)
Paychex Inc. (a)	701	56,249
QUALCOMM Inc.	748	42,640
Texas Instruments Inc.	946	100,378
		456,117
Materials 9.1%
Air Products & Chemicals Inc. (a)	884	168,720
Linde Plc	317	55,688
LyondellBasell Industries NV - Class A	456	38,300
Nucor Corp.	2,436	142,126
PPG Industries Inc.	421	47,532
		452,366
Real Estate 9.6%
Kimco Realty Corp. (a)	8,778	162,395
Ventas Inc.	2,404	153,370
Welltower Inc. (a)	2,101	163,059
		478,824
Utilities 9.6%
Consolidated Edison Inc.	1,853	157,150
Duke Energy Corp.	1,734	156,033
Southern Co.	3,198	165,285
		478,468
Total Common Stocks (cost $4,889,881)		4,957,266
SHORT TERM INVESTMENTS 2.6%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	6,737	6,737
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	18,476	18,476
Repurchase Agreement with CIT, 2.92% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 11/29/17, due 07/01/19 at $94,227	90,000	90,000
Repurchase Agreement with MSC, 2.85% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 07/01/19 at $12,600	12,500	12,500
		120,976
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (d) (e)	840	836
Total Short Term Investments (cost $128,549)		128,549
Total Investments 102.2% (cost $5,018,430)		5,085,815
Other Derivative Instruments 0.0%		94
Other Assets and Liabilities, Net (2.2)%		(110,971)
Total Net Assets 100.0%		4,974,938

(a) All or a portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	138	June 2019	19,351	94	230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund
COMMON STOCKS 98.9%
Australia 12.1%
AGL Energy Ltd.	18	281
AMP Ltd.	162	241
Aurizon Holdings Ltd.	78	251
Australia & New Zealand Banking Group Ltd.	14	259
BHP Group Plc	10	280
BlueScope Steel Ltd.	29	286
Coca-Cola Amatil Ltd.	43	266
Commonwealth Bank of Australia	5	261
Crown Resorts Ltd.	16	127
Fortescue Metals Group Ltd.	60	305
Harvey Norman Holdings Ltd.	49	141
Insurance Australia Group Ltd.	53	290
Macquarie Group Ltd.	3	278
Mirvac Group	136	265
National Australia Bank Ltd.	16	282
Qantas Airways Ltd.	67	270
QBE Insurance Group Ltd.	32	278
Rio Tinto Ltd.	4	285
Scentre Group	101	296
South32 Ltd.	98	258
Suncorp Group Ltd.	29	282
Vicinity Centres	143	265
Wesfarmers Ltd.	12	292
Westpac Banking Corp. (a)	15	268
		6,307
Belgium 1.8%
Groupe Bruxelles Lambert SA	2	186
Solvay SA	3	366
UCB SA	4	361
		913
Canada 8.8%
Cameco Corp.	18	212
Canadian Natural Resources Ltd.	15	423
Empire Co. Ltd. - Class A	7	141
Genworth MI Canada Inc.	5	136
Great-West Lifeco Inc.	12	286
H&R REIT	12	214
Imperial Oil Ltd. (a)	16	440
Manulife Financial Corp.	26	440
Methanex Corp.	4	210
Restaurant Brands International Inc.	7	462
SmartCentres REIT	6	157
Sun Life Financial Inc. (a)	11	438
Teck Resources Ltd. - Class B	19	447
Thomson Reuters Corp.	5	302
West Fraser Timber Co. Ltd.	6	268
		4,576
Denmark 1.4%
ISS A/S	9	271
Novo Nordisk A/S - Class B	8	441
		712
Finland 1.4%
Stora Enso Oyj - Class R	30	362
UPM-Kymmene Oyj	13	388
		750
France 7.8%
AXA SA	16	415
Capgemini SA	3	419
Carrefour SA	21	385
Klepierre	11	373
Peugeot SA	16	392
Sanofi SA	5	441
Schneider Electric SE	5	416
Sodexo SA	3	376
Veolia Environnement	19	418
Vinci SA	4	427
		4,062
	Shares/Par[1]	Value ($)
Germany 1.9%
Deutsche Telekom AG	25	416
Hochtief AG	1	168
Muenchener Rueckversicherungs AG	2	415
		999
Hong Kong 1.0%
ASM Pacific Technology Ltd.	24	265
HKT Trust	160	257
		522
Ireland 0.5%
Smurfit Kappa Group Plc	10	267
Israel 0.5%
First International Bank of Israel Ltd.	2	47
Israel Corp. Ltd.	—	38
Plus500 Ltd.	18	180
		265
Italy 3.8%
A2A SpA	104	190
Assicurazioni Generali SpA	23	433
Atlantia SpA	18	456
Mediobanca SpA	42	441
Snam Rete Gas SpA	84	434
		1,954
Japan 22.9%
Aisin Seiki Co. Ltd.	8	268
Amada Co. Ltd.	28	272
Ashikaga Holdings Co. Ltd.	55	140
Bridgestone Corp.	8	324
Canon Inc.	12	335
Honda Motor Co. Ltd.	12	319
ITOCHU Corp.	19	337
Japan Retail Fund Investment Corp.	—	219
Japan Tobacco Inc.	13	325
JFE Holdings Inc.	19	324
JS Group Corp.	22	287
JXTG Holdings Inc.	70	319
KDDI Corp.	14	295
Kobe Steel Ltd.	37	279
Marubeni Corp.	46	320
Mitsubishi Chemical Holdings Corp.	45	318
Mitsubishi Corp.	12	328
Mitsubishi Gas Chemical Co. Inc.	14	200
Mitsubishi Tanabe Pharma Corp.	15	203
Mitsubishi UFJ Financial Group Inc.	65	320
Mitsui & Co. Ltd.	21	331
Mitsui Chemicals Inc.	12	287
Mixi Inc.	6	141
Mizuho Financial Group Inc.	213	329
Nippon Steel Corp.	19	327
Nissan Motor Co. Ltd. (a)	39	317
Nomura Real Estate Holdings Inc.	8	152
NSK Ltd.	32	299
NTN Corp.	47	138
NTT DoCoMo Inc.	14	312
Panasonic Corp.	36	311
Resona Holdings Inc.	74	319
Seiko Epson Corp.	20	301
Sekisui House Ltd.	22	371
Subaru Corp. NPV	13	301
Sumitomo Chemical Co. Ltd.	67	310
Sumitomo Corp.	23	320
Sumitomo Metal Mining Co. Ltd.	11	334
Sumitomo Rubber Industries Inc.	17	204
Tosoh Corp.	20	309
United Urban Investment Corp.	—	150
Yamaha Motor Co. Ltd.	16	318
		11,913
Luxembourg 0.4%
SES SA - FDR	13	210
Netherlands 4.1%
Koninklijke Ahold NV	16	428
Koninklijke KPN NV	132	420

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Koninklijke Philips Electronics NV	10	427
Royal Dutch Shell Plc - Class A	13	411
Unilever NV - CVA	8	445
		2,131
New Zealand 0.3%
Contact Energy Ltd.	29	138
Norway 1.1%
Telenor ASA	21	419
TGS Nopec Geophysical Co. ASA	7	180
		599
Singapore 1.8%
CapitaLand Ltd.	96	259
Genting International Plc	324	249
Mapletree Commercial Trust	95	133
Singapore Telecommunications Ltd.	122	273
		914
South Korea 0.9%
CJ O Shopping Co. Ltd.	1	241
Hyundai Heavy Industries Holdings Co. Ltd.	1	223
		464
Spain 4.6%
ACS Actividades de Construccion y Servicios SA	9	410
Aena SME SA	2	422
Banco Bilbao Vizcaya Argentaria SA	67	385
CaixaBank SA	116	364
Red Electrica Corp. SA	19	407
Repsol SA (a)	24	410
		2,398
Sweden 1.9%
Castellum AB	10	194
SKF AB - Class B (a)	22	362
Telia Co. AB	95	428
		984
Switzerland 3.6%
LafargeHolcim Ltd.	8	413
Novartis AG	4	432
Roche Holding AG	1	180
Swisscom AG	1	436
Zurich Insurance Group AG	1	417
		1,878
United Kingdom 16.3%
Antofagasta Plc	32	402
Aviva Plc	73	391
	Shares/Par[1]	Value ($)
Babcock International Group Plc	26	168
Barratt Developments Plc	52	403
Berkeley Group Holdings Plc	5	251
Burberry Group Plc	16	408
Carnival Plc	7	359
Centrica Plc	243	362
HSBC Holdings Plc	50	405
Imperial Brands Plc	12	419
International Consolidated Airlines Group SA	52	344
ITV Plc	164	271
J Sainsbury Plc	133	409
Land Securities Group Plc	24	280
Legal & General Group Plc	112	402
Marks & Spencer Group Plc	117	424
Mondi Plc	17	369
Persimmon Plc	13	357
Rio Tinto Plc	7	407
RSA Insurance Group Plc	53	350
Smiths Group Plc	10	181
St. James's Place Plc	22	297
Taylor Wimpey Plc	156	357
Unilever Plc	8	444
		8,460
Total Common Stocks (cost $52,412)		51,416
SHORT TERM INVESTMENTS 3.5%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	154	154
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	1,623	1,623
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (d) (e)	30	30
Total Short Term Investments (cost $1,807)		1,807
Total Investments 102.4% (cost $54,219)		53,223
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (2.4)%		(1,243)
Total Net Assets 100.0%		51,981

(a) All or a portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Mini MSCI Emerging EAFE Index	4	June 2019	370	1	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.4%
Communication Services 6.0%
Comcast Corp. - Class A	1,572	62,855
Omnicom Group Inc.	1,118	81,583
		144,438
Consumer Discretionary 28.0%
Best Buy Co. Inc.	719	51,068
Capri Holdings Ltd. (a)	425	19,446
Foot Locker Inc.	1,135	68,770
Goodyear Tire & Rubber Co.	2,602	47,219
H&R Block Inc.	2,000	47,879
Harley-Davidson Inc.	2,014	71,805
Kohl's Corp.	1,153	79,286
Lennar Corp. - Class A	472	23,173
Limited Brands Inc.	2,042	56,309
Pulte Homes Inc.	3,026	84,604
Ralph Lauren Corp. - Class A	490	63,508
Starbucks Corp.	752	55,928
		668,995
Consumer Staples 6.9%
Altria Group Inc.	432	24,825
Hershey Co.	307	35,263
Tyson Foods Inc. - Class A	485	33,657
Walgreens Boots Alliance Inc.	1,108	70,096
		163,841
Energy 2.8%
HollyFrontier Corp.	902	44,422
Marathon Petroleum Corp.	375	22,446
		66,868
Health Care 16.8%
AmerisourceBergen Corp.	617	49,067
Amgen Inc.	274	52,109
Biogen Inc. (a)	69	16,397
Cardinal Health Inc.	1,534	73,858
Celgene Corp. (a)	396	37,348
Gilead Sciences Inc.	1,155	75,095
McKesson Corp.	649	75,992
Mylan NV (a)	789	22,352
		402,218
Industrials 4.2%
Nielsen Holdings Plc	1,187	28,102

	Shares/Par[1]	Value ($)
Southwest Airlines Co.	929	48,237
United Parcel Service Inc. - Class B	205	22,952
		99,291
Information Technology 24.7%
Alliance Data Systems Corp.	130	22,704
Applied Materials Inc.	766	30,401
DXC Technology Co.	1,138	73,176
HP Inc.	3,649	70,896
International Business Machines Corp.	606	85,457
Lam Research Corp.	490	87,686
Seagate Technology	576	27,612
Western Digital Corp.	1,082	52,013
Western Union Co.	4,432	81,863
Xerox Corp.	1,799	57,522
		589,330
Materials 5.0%
Eastman Chemical Co.	272	20,660
International Paper Co.	1,115	51,612
LyondellBasell Industries NV - Class A	274	23,008
WestRock Co.	606	23,262
		118,542
Real Estate 3.7%
Kimco Realty Corp.	4,848	89,682
Utilities 1.3%
NRG Energy Inc.	744	31,594
Total Common Stocks (cost $2,435,098)		2,374,799
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	8,814	8,814
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (d) (e)	780	777
Total Short Term Investments (cost $9,591)		9,591
Total Investments 99.8% (cost $2,444,689)		2,384,390
Other Derivative Instruments 0.0%		88
Other Assets and Liabilities, Net 0.2%		3,872
Total Net Assets 100.0%		2,388,350

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	105	June 2019	14,686	88	213

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.8%
Communication Services 1.3%
AMC Networks Inc. - Class A (a)	40	2,291
Cars.com Inc. (a)	33	747
		3,038
Consumer Discretionary 36.9%
American Eagle Outfitters Inc.	140	3,096
Bed Bath & Beyond Inc.	346	5,887
Carter's Inc.	29	2,942
Cheesecake Factory Inc.	60	2,946
Cracker Barrel Old Country Store Inc. (b)	18	2,837
Dana Holding Corp.	134	2,387
Deckers Outdoor Corp. (a)	39	5,754
Delphi Technologies Plc	60	1,150
Dick's Sporting Goods Inc.	243	8,934
Domino's Pizza Inc.	12	3,021
Dunkin' Brands Group Inc.	41	3,091
Gentex Corp.	467	9,651
Michaels Cos. Inc. (a)	190	2,169
NVR Inc. (a)	2	6,123
Papa John's International Inc. (b)	68	3,586
Six Flags Entertainment Corp.	53	2,601
Texas Roadhouse Inc.	45	2,794
Thor Industries Inc.	44	2,751
Urban Outfitters Inc. (a)	212	6,282
Weight Watchers International Inc. (a)	182	3,663
Williams-Sonoma Inc. (b)	99	5,593
		87,258
Consumer Staples 6.5%
Edgewell Personal Care Co. (a)	30	1,333
Ingredion Inc.	32	3,008
Lancaster Colony Corp.	12	1,857
Sprouts Farmers Market Inc. (a)	249	5,355
TreeHouse Foods Inc. (a)	61	3,918
		15,471
Energy 2.7%
EQT Corp.	162	3,363
Patterson-UTI Energy Inc.	221	3,106
		6,469
Financials 9.1%
American Financial Group Inc.	28	2,746
Evercore Inc. - Class A	103	9,360
Green Dot Corp. - Class A (a)	44	2,681
Hanover Insurance Group Inc.	16	1,788
Janus Henderson Group Plc	33	832
Navient Corp.	109	1,258
SEI Investments Co.	54	2,817
		21,482
Health Care 3.9%
Encompass Health Corp.	58	3,401
Exelixis Inc. (a)	127	3,035
United Therapeutics Corp. (a)	23	2,652
		9,088
Industrials 8.5%
Acuity Brands Inc.	23	2,718
AECOM (a)	60	1,771
AGCO Corp.	54	3,786
	Shares/Par[1]	Value ($)
Deluxe Corp.	17	725
Genesee & Wyoming Inc. - Class A (a)	36	3,121
ITT Inc.	32	1,866
Landstar System Inc.	25	2,697
Old Dominion Freight Line Inc.	19	2,728
Regal-Beloit Corp.	9	754
		20,166
Information Technology 14.0%
Belden Inc.	21	1,145
CDK Global Inc.	51	2,975
Cirrus Logic Inc. (a)	92	3,893
Cypress Semiconductor Corp.	238	3,557
j2 Global Inc.	22	1,893
Leidos Holdings Inc.	57	3,649
LogMeIn Inc.	83	6,687
MAXIMUS Inc.	26	1,867
National Instruments Corp.	57	2,512
NCR Corp. (a)	47	1,281
Tech Data Corp. (a)	36	3,684
		33,143
Materials 10.1%
Chemours Co.	75	2,783
Domtar Corp.	52	2,582
Eagle Materials Inc.	38	3,240
Louisiana-Pacific Corp.	229	5,593
Olin Corp.	142	3,292
Scotts Miracle-Gro Co. - Class A	36	2,818
Steel Dynamics Inc.	99	3,476
		23,784
Real Estate 6.8%
Brixmor Property Group Inc.	380	6,977
Highwoods Properties Inc.	41	1,900
Realogy Holdings Corp. (b)	197	2,248
Senior Housing Properties Trust	204	2,407
Tanger Factory Outlet Centers Inc.	123	2,577
		16,109
Total Common Stocks (cost $245,961)		236,008
SHORT TERM INVESTMENTS 1.9%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	395	395
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (c) (d)	4,033	4,033
Treasury Securities 0.0%
U.S. Treasury Bill
2.44%, 06/06/19 (e) (f)	60	60
Total Short Term Investments (cost $4,488)		4,488
Total Investments 101.7% (cost $250,449)		240,496
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (1.7)%		(4,007)
Total Net Assets 100.0%		236,491

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Mid 3 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	3	June 2019	574	2	(4)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.1%
Communication Services 4.3%
CenturyLink Inc.	1,575	18,883
DISH Network Corp. - Class A (a)	757	24,002
Viacom Inc. - Class B	1,633	45,829
		88,714
Consumer Discretionary 21.6%
Best Buy Co. Inc.	674	47,884
eBay Inc.	565	20,992
Foot Locker Inc.	929	56,318
Kohl's Corp.	323	22,234
Lennar Corp. - Class A	438	21,484
Limited Brands Inc.	2,474	68,230
Macy's Inc.	1,484	35,654
Newell Brands Inc.	3,457	53,031
Tapestry Inc.	1,161	37,710
Target Corp.	596	47,843
Yum! Brands Inc.	308	30,752
		442,132
Consumer Staples 2.2%
Molson Coors Brewing Co. - Class B	331	19,742
Walgreens Boots Alliance Inc.	389	24,595
		44,337
Financials 14.8%
Ameriprise Financial Inc.	356	45,671
Capital One Financial Corp.	243	19,824
Charles Schwab Corp.	456	19,515
Discover Financial Services	343	24,388
E*TRADE Financial Corp.	429	19,900
Franklin Resources Inc.	2,130	70,588
Loews Corp.	894	42,863
MetLife Inc.	953	40,563
State Street Corp.	307	20,221
		303,533
Health Care 7.3%
Allergan Plc	140	20,448
Amgen Inc.	349	66,309
Cardinal Health Inc.	1,296	62,431
		149,188
Industrials 10.3%
American Airlines Group Inc.	661	21,008
Dover Corp.	800	75,065
General Electric Co.	2,069	20,671

	Shares/Par[1]	Value ($)
Johnson Controls International Plc	709	26,185
Pentair Plc	616	27,407
Textron Inc.	775	39,252
		209,588
Information Technology 30.0%
Alliance Data Systems Corp.	121	21,238
Applied Materials Inc.	1,754	69,571
Cisco Systems Inc.	1,421	76,719
Citrix Systems Inc.	199	19,835
Hewlett Packard Enterprise Co.	1,620	24,991
HP Inc.	3,097	60,180
Juniper Networks Inc.	1,701	45,016
Lam Research Corp.	413	73,873
NetApp Inc.	648	44,923
Oracle Corp.	403	21,634
QUALCOMM Inc.	767	43,756
Western Digital Corp.	1,321	63,471
Xerox Corp.	1,489	47,615
		612,822
Materials 4.9%
CF Industries Holdings Inc.	1,032	42,181
Sealed Air Corp.	1,264	58,215
		100,396
Real Estate 3.7%
Kimco Realty Corp.	2,526	46,737
Ventas Inc.	447	28,534
		75,271
Total Common Stocks (cost $2,111,341)		2,025,981
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	12,882	12,882
Treasury Securities 0.1%
U.S. Treasury Bill
2.44%, 06/06/19 (d) (e)	865	861
Total Short Term Investments (cost $13,743)		13,743
Total Investments 99.8% (cost $2,125,084)		2,039,724
Other Derivative Instruments 0.0%		109
Other Assets and Liabilities, Net 0.2%		4,621
Total Net Assets 100.0%		2,044,454

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	130	June 2019	18,195	109	251

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.2%
American Airlines Pass-Through Trust
Series 2013-A-2, 4.95%, 01/15/23	758	786
Avis Budget Rental Car Funding AESOP LLC
Series 2014-A-1A, 2.46%, 07/20/19	1,659	1,658
Series 2019-A-1A, REMIC, 3.45%, 03/20/22	1,480	1,495
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21	2,063	2,059
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	814	816
COMM Mortgage Trust
Series 2012-ASB-CR4, REMIC, 2.44%, 07/15/22	3,308	3,285
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	547	560
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	205	215
GS Mortgage Securities Trust
Series 2014-A3-GC22, REMIC, 3.52%, 06/11/21	6,536	6,625
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	1,993	2,033
Hertz Vehicle Financing LLC
Series 2016-A-2A, 2.95%, 03/25/21	2,030	2,020
Series 2016-A-4A, 2.65%, 07/25/21	1,130	1,116
Series 2019-A-1A, 3.71%, 03/25/22	2,165	2,190
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (a)	1,551	765
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-ASB-LC9, REMIC, 2.44%, 08/17/22	3,167	3,149
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	2,745	2,800
UBS Commercial Mortgage Trust
Series 2018-A1-C11, 3.21%, 04/17/23	2,227	2,245
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,491	1,583
Series 2012-A-1, 5.90%, 10/01/24	4,405	4,768
Wells Fargo Commercial Mortgage Trust
Series 2013-ASB-LC12, REMIC, 3.93%, 04/17/23 (a)	4,433	4,543
WFRBS Commercial Mortgage Trust
Series 2013-A3-C18, REMIC, 3.65%, 11/18/20	3,290	3,325
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	4,435	4,458
Series 2012-ASB-C10, REMIC, 2.45%, 07/15/22	2,251	2,238
Series 2013-A3-C13, REMIC, 2.75%, 03/17/23	1,735	1,731
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	1,238	1,262
Series 2014-A2-LC14, REMIC, 2.86%, 03/15/47	105	105
Total Non-U.S. Government Agency Asset-Backed Securities (cost $58,117)		57,830
CORPORATE BONDS AND NOTES 25.1%
Consumer Staples 0.9%
Philip Morris International Inc.
2.00%, 02/21/20	3,160	3,139
Energy 0.9%
Energy Transfer Partners LP
4.05%, 03/15/25	3,460	3,511
Financials 19.3%
American Express Co.
2.20%, 10/30/20	3,195	3,171
American Express Credit Corp.
2.60%, 09/14/20	4,045	4,038
Citigroup Inc.
3.73%, (3M USD LIBOR + 0.95%), 07/24/23 (a)	5,655	5,665
Daimler Finance North America LLC
2.30%, 01/06/20 (b)	4,655	4,642
3.10%, 05/04/20 (b)	5,010	5,020
3.35%, 05/04/21 (b)	6,280	6,323
Ford Motor Credit Co. LLC
2.43%, 06/12/20	4,480	4,416
3.81%, 10/12/21	2,520	2,494
General Motors Financial Co. Inc.
3.55%, 04/09/21	3,040	3,056
	Shares/Par[1]	Value ($)
5.10%, 01/17/24	4,055	4,214
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,600	1,598
JPMorgan Chase & Co.
2.75%, 06/23/20	1,360	1,361
MassMutual Global Funding II
1.95%, 09/22/20 (b)	3,675	3,640
Metropolitan Life Global Funding I
3.03%, (3M USD LIBOR + 0.23%), 01/08/21 (a) (b)	3,365	3,360
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	3,295	3,280
UBS Group AG
2.45%, 12/01/20 (b)	2,330	2,316
US Bank NA
3.15%, 04/26/21	5,855	5,914
Wells Fargo & Co.
2.55%, 12/07/20	1,817	1,812
3.97%, (3M USD LIBOR + 1.23%), 10/31/23 (a)	5,565	5,673
3.75%, 01/24/24	1,145	1,180
		73,173
Health Care 3.4%
Becton Dickinson & Co.
2.40%, 06/05/20	3,565	3,544
CVS Health Corp.
3.70%, 03/09/23	2,465	2,503
Halfmoon Parent Inc.
3.20%, 09/17/20 (b)	6,890	6,923
		12,970
Materials 0.6%
Sherwin-Williams Co.
2.25%, 05/15/20	2,315	2,302
Total Corporate Bonds And Notes (cost $94,429)		95,095
GOVERNMENT AND AGENCY OBLIGATIONS 56.9%
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp.
Series A2-KP03, REMIC, 1.78%, 07/25/19	1,439	1,434
Mortgage-Backed Securities 3.4%
Federal National Mortgage Association
2.77%, 06/01/23	2,958	2,983
2.48%, 01/01/27	4,500	4,380
3.03%, 06/01/27	2,025	2,040
3.63%, 07/01/28	2,375	2,491
3.16%, 12/01/31	1,155	1,160
		13,054
U.S. Treasury Securities 53.1%
U.S. Treasury Bond
3.00%, 02/15/49 (c)	4,505	4,677
U.S. Treasury Note
2.50%, 02/28/21	5,225	5,247
2.75%, 02/28/25	14,030	14,392
2.63%, 12/15/21 - 01/31/26	92,960	94,498
2.25%, 08/15/27 - 11/15/27	40,310	39,936
2.63%, 02/15/29 (c)	42,175	42,999
		201,749
Total Government And Agency Obligations (cost $212,586)		216,237
SHORT TERM INVESTMENTS 1.4%
Commercial Paper 1.3%
Ford Motor Credit Co. LLC
3.06%, 04/15/19 (d)	4,955	4,948
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (e) (f)	474	474
Total Short Term Investments (cost $5,423)		5,422
Total Investments 98.6% (cost $370,555)		374,584
Other Derivative Instruments (0.1)%		(244)
Other Assets and Liabilities, Net 1.5%		5,614
Total Net Assets 100.0%		379,954

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $35,504 and 9.3%, respectively.

(c) All or a portion of the security was on loan.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/Scout Unconstrained Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 10-Year	446	June 2019		54,657	(126)	745
U.S. Treasury Note, 5-Year	906	June 2019		103,861	(205)	1,079
					(331)	1,824
Short Contracts
Euro-Bund	(795)	June 2019	EUR	(129,576)	45	(3,004)

JNL/Scout Unconstrained Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.31 (Q)	5.00	12/20/23	(8,575)	571	27	426
CDX.NA.IG.31 (Q)	1.00	12/20/23	(13,730)	266	15	196
				837	42	622

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.4%
Communication Services 17.8%
Alphabet Inc. - Class A (a)	253	298,106
Alphabet Inc. - Class C (a)	247	290,330
Electronic Arts Inc. (a)	774	78,633
Facebook Inc. - Class A (a)	3,014	502,459
IAC/InterActiveCorp. (a)	297	62,375
Netflix Inc. (a)	453	161,557
Tencent Holdings Ltd.	4,649	214,673
Walt Disney Co.	1,074	119,254
		1,727,387
Consumer Discretionary 20.5%
Airbnb Inc. - Class E (a) (b) (c) (d)	85	9,288
Alibaba Group Holding Ltd. - ADS (a)	1,284	234,264
Amazon.com Inc. (a)	477	849,393
Aptiv Plc	1,186	94,248
Booking Holdings Inc. (a)	71	122,945
Dollar General Corp.	287	34,273
Dollar Tree Inc. (a)	766	80,496
Dollarama Inc.	1,923	51,332
Ferrari NV (e)	574	76,740
Las Vegas Sands Corp.	1,109	67,623
McDonald's Corp.	339	64,356
MercadoLibre Inc. (a)	50	25,229
MGM Resorts International	1,688	43,309
Nike Inc. - Class B	1,282	107,981
NVR Inc. (a)	14	39,015
Wynn Resorts Ltd.	711	84,823
		1,985,315
Consumer Staples 1.2%
Philip Morris International Inc.	1,309	115,715
Financials 4.3%
Charles Schwab Corp.	2,435	104,116
Chubb Ltd.	486	68,093
Intercontinental Exchange Inc.	815	62,024
Morgan Stanley	1,266	53,434
S&P Global Inc.	76	15,897
TD Ameritrade Holding Corp.	2,224	111,153
		414,717
Health Care 14.9%
Alexion Pharmaceuticals Inc. (a)	390	52,720
Anthem Inc.	464	133,042
Becton Dickinson & Co.	725	181,116
Centene Corp. (a)	1,201	63,745
Cigna Corp.	649	104,344
Elanco Animal Health Inc. (a)	129	4,132
Eli Lilly & Co.	181	23,544
HCA Inc.	357	46,528
Humana Inc.	113	30,031
Intuitive Surgical Inc. (a)	277	158,131
Stryker Corp.	1,001	197,777
UnitedHealth Group Inc.	948	234,311
Vertex Pharmaceuticals Inc. (a)	832	153,068
WellCare Health Plans Inc. (a)	238	64,320
		1,446,809
Industrials 9.4%
Boeing Co.	986	375,906
Equifax Inc.	384	45,461
Fortive Corp.	1,170	98,111
Honeywell International Inc.	293	46,611
Northrop Grumman Systems Corp.	291	78,408
Roper Industries Inc.	355	121,488
TransUnion LLC	1,310	87,579
Wabtec Corp. (e)	772	56,898
		910,462
	Shares/Par[1]	Value ($)
Information Technology 27.6%
Apple Inc.	396	75,269
ASML Holding NV - ADR	417	78,417
Fidelity National Information Services Inc.	677	76,536
Fiserv Inc. (a)	966	85,274
Intuit Inc.	573	149,883
Mastercard Inc. - Class A	1,239	291,775
Microsoft Corp.	4,335	511,246
Nvidia Corp.	551	99,009
PayPal Holdings Inc. (a)	1,022	106,112
Red Hat Inc. (a)	556	101,568
Salesforce.com Inc. (a)	794	125,724
ServiceNow Inc. (a)	241	59,469
Splunk Inc. (a)	592	73,788
Symantec Corp.	5,579	128,262
Visa Inc. - Class A	2,193	342,533
VMware Inc. - Class A	570	102,904
Workday Inc. - Class A (a)	512	98,693
Worldpay Inc. - Class A (a)	1,430	162,349
		2,668,811
Materials 0.6%
DowDuPont Inc.	1,130	60,256
Real Estate 0.5%
Crown Castle International Corp.	360	46,085
WeWork Co. - Class A (a) (b) (c) (d)	6	292
		46,377
Utilities 1.6%
NextEra Energy Inc.	341	65,883
Sempra Energy	675	84,959
		150,842
Total Common Stocks (cost $6,958,586)		9,526,691
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	18,283
Industrials 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17 (a) (b) (c) (d)	246	11,817
Real Estate 0.1%
WeWork Co. - Series E (a) (b) (c) (d)	152	7,384
Total Preferred Stocks (cost $18,542)		37,484
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	521	521
T. Rowe Price Government Reserve Fund, 2.55% (f) (g)	103,756	103,756
Total Short Term Investments (cost $104,277)		104,277
Total Investments 99.9% (cost $7,081,405)		9,668,452
Other Assets and Liabilities, Net 0.1%		7,844
Total Net Assets 100.0%		9,676,296

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or a portion of the security was on loan.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb Inc. - Class E	07/14/15	7,889	9,288	0.1
Airbnb Inc. - Series D	04/16/14	6,792	18,283	0.2
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17	10/20/15	6,753	11,817	0.1
WeWork Co. - Series E	06/23/15	4,997	7,384	0.1
WeWork Co. - Class A	06/23/15	198	292	—
		26,629	47,064	0.5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund
COMMON STOCKS 58.3%
Communication Services 5.3%
Activision Blizzard Inc.	3	146
Alphabet Inc. - Class A (a)	2	1,890
Alphabet Inc. - Class C (a)	4	4,283
Altice USA Inc. - Class A	2	43
AT&T Inc.	14	434
Baidu.com - Class A - ADR (a)	2	346
Charter Communications Inc. - Class A (a)	1	176
Comcast Corp. - Class A	27	1,073
DISH Network Corp. - Class A (a)	1	41
Electronic Arts Inc. (a)	6	630
Facebook Inc. - Class A (a)	34	5,594
Fox Corp. - Class A (a)	1	23
Fox Corp. - Class B (a)	3	105
IAC/InterActiveCorp. (a)	1	291
KT Corp.	11	256
Liberty Broadband Corp. - Class C (a)	3	252
Netflix Inc. (a)	5	1,671
Nippon Telegraph & Telephone Corp.	35	1,487
SoftBank Group Corp.	4	428
Take-Two Interactive Software Inc. (a)	—	25
Telecom Italia SpA	441	251
Telefonica Deutschland Holding AG	143	451
Telefonica SA	47	397
Telstra Corp. Ltd.	43	102
Tencent Holdings Ltd.	44	2,013
VeriSign Inc. (a)	—	80
Verizon Communications Inc.	37	2,164
Vodafone Group Plc - ADR	45	809
Walt Disney Co.	4	409
Yahoo! Japan Corp.	73	179
YY Inc. - Class A - ADS (a)	5	455
		26,504
Consumer Discretionary 6.9%
Aisin Seiki Co. Ltd.	6	218
Alibaba Group Holding Ltd. - ADS (a)	16	2,932
Amazon.com Inc. (a)	5	8,847
Aptiv Plc	8	611
Autoliv Inc.	5	358
AutoZone Inc. (a)	—	114
Bayerische Motoren Werke AG	5	372
Booking Holdings Inc. (a)	1	1,714
Burberry Group Plc	23	595
Burlington Stores Inc. (a)	—	31
Compass Group Plc	24	552
Ctrip.com International Ltd. - ADR (a)	2	92
CyberAgent Inc.	8	314
Darden Restaurants Inc.	1	83
Dollar General Corp.	6	750
Dollar Tree Inc. (a)	7	724
Domino's Pizza Inc.	—	81
Eutelsat Communications Group SA	21	367
Ferrari NV	1	145
Garrett Motion Inc. (a)	—	5
Hilton Worldwide Holdings Inc.	6	529
Home Depot Inc.	3	502
Honda Motor Co. Ltd.	10	257
Kering SA	1	621
Kingfisher Plc	175	537
Las Vegas Sands Corp.	5	325
Lojas Renner SA	22	239
Lowe's Cos. Inc.	2	218
Magna International Inc.	14	669
Marriott International Inc. - Class A	4	562
McDonald's Corp.	8	1,441
MGM Resorts International	4	107
Moncler SpA	13	538
Nike Inc. - Class B	5	450
Norwegian Cruise Line Holdings Ltd. (a)	2	131
NVR Inc. (a)	—	152
O'Reilly Automotive Inc. (a)	1	216
	Shares/Par[1]	Value ($)
Panasonic Corp.	52	445
Persimmon Plc	17	485
Restaurant Brands International Inc.	5	323
Ross Stores Inc.	10	913
Royal Caribbean Cruises Ltd.	4	447
Samsonite International SA	101	326
Sony Corp.	8	324
Stanley Electric Co. Ltd.	11	304
Starbucks Corp.	2	150
Stroer SE & Co. KGaA	5	305
Sumitomo Rubber Industries Inc.	13	161
Suzuki Motor Corp.	10	446
Tesla Inc. (a)	1	183
TJX Cos. Inc.	4	213
Toyota Motor Corp.	19	1,096
Ulta Beauty Inc. (a)	—	165
Veoneer Inc. - SDR (a)	6	132
VF Corp.	2	154
WPP Plc	51	535
Wynn Resorts Ltd.	1	118
Yum! Brands Inc.	4	401
Zalando SE (a)	7	270
		34,295
Consumer Staples 3.5%
Altria Group Inc.	7	388
Bunge Ltd.	1	71
Cal-Maine Foods Inc.	—	10
Coca-Cola Co.	7	321
ConAgra Brands Inc.	39	1,086
Constellation Brands Inc. - Class A	—	72
Costco Wholesale Corp.	1	321
Diageo Plc	21	855
Keurig Dr Pepper Inc.	4	101
Kimberly-Clark Corp.	2	267
Kirin Holdings Co. Ltd.	15	351
Kroger Co.	4	106
L'Oreal SA	3	905
Mondelez International Inc. - Class A	7	357
Nestle SA	30	2,825
PepsiCo Inc.	6	719
Philip Morris International Inc.	18	1,568
Pola Orbis Holdings Inc.	7	227
Procter & Gamble Co.	6	656
Sanderson Farms Inc.	—	16
Seven & I Holdings Co. Ltd.	16	589
Tyson Foods Inc. - Class A	34	2,384
Unilever Plc	34	1,944
Walmart Inc.	7	635
Wilmar International Ltd.	169	413
		17,187
Energy 2.7%
Baker Hughes a GE Co. LLC - Class A	—	13
BP Plc - ADR	18	779
BP Plc	8	56
Cabot Oil & Gas Corp.	3	77
Cairn Energy Plc (a)	4	8
Centennial Resource Development Inc. - Class A (a)	1	11
Chevron Corp.	6	779
Concho Resources Inc.	5	571
ConocoPhillips Co.	7	492
Continental Resources Inc. (a)	—	14
Devon Energy Corp.	—	15
Diamondback Energy Inc.	—	36
Dril-Quip Inc. (a)	—	11
Enbridge Inc.	—	11
EnCana Corp.	1	9
EOG Resources Inc.	6	547
Equinor ASA	25	545
Exxon Mobil Corp.	14	1,114
Galp Energia SGPS SA	1	19
Halliburton Co.	6	174
Hess Corp.	2	128
Jagged Peak Energy Inc. (a)	1	8
Kelt Exploration Ltd. (a)	1	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Koninklijke Vopak NV	—	16
Kosmos Energy Ltd.	2	14
Lundin Petroleum AB	—	13
Magnolia Oil & Gas Corp. - Class A (a)	1	7
Marathon Petroleum Corp.	4	251
Meggitt Plc	100	656
Occidental Petroleum Corp.	13	882
Phillips 66	—	16
Pioneer Natural Resources Co.	3	470
Plains GP Holdings LP - Class A (a)	1	15
Royal Dutch Shell Plc - Class B - ADR	16	1,049
Schlumberger Ltd.	4	157
Seven Generations Energy Ltd. (a)	1	10
Suncor Energy Inc.	—	13
Tenaris SA	1	12
Total SA	28	1,538
Total SA - ADR	25	1,375
TransCanada Corp.	27	1,212
Valero Energy Corp.	—	28
WorleyParsons Ltd.	39	394
WPX Energy Inc. (a)	1	9
		13,559
Financials 8.4%
ABN AMRO Group NV - CVA	28	642
AIA Group Ltd.	64	643
Ally Financial Inc.	2	68
American International Group Inc.	32	1,358
Ameriprise Financial Inc.	3	374
Australia & New Zealand Banking Group Ltd.	38	698
Aviva Plc	88	472
AXA Equitable Holdings Inc.	8	153
AXA SA	40	1,011
Bank of America Corp.	61	1,673
Barclays Plc - ADR	12	97
Berkshire Hathaway Inc. - Class B (a)	3	677
BNP Paribas SA	18	859
Brookfield Asset Management Inc. - Class A	1	33
Capital One Financial Corp.	1	106
CBOE Global Markets Inc.	2	180
Challenger Financial Services Group Ltd.	79	467
Charles Schwab Corp.	33	1,415
Chubb Ltd.	10	1,457
Citigroup Inc.	12	716
Close Brothers Group Plc	6	105
CME Group Inc.	1	103
CNA Financial Corp.	1	27
Commerzbank AG (a)	18	139
Danske Bank A/S	20	354
DBS Group Holdings Ltd.	40	741
Direct Line Insurance Group Plc	144	660
DNB Bank ASA	50	919
Element Financial Corp.	81	512
Erste Group Bank AG	6	208
Fidelity National Financial Inc.	1	35
Fifth Third Bancorp	41	1,022
First Republic Bank	3	346
Franklin Resources Inc.	2	56
GAM Holding AG	15	47
Goldman Sachs Group Inc.	—	23
ING Groep NV	71	857
Intercontinental Exchange Inc.	18	1,378
Intesa Sanpaolo SpA	169	413
JPMorgan Chase & Co.	16	1,625
KeyCorp	3	46
KKR & Co. Inc.	2	47
Lloyds Banking Group Plc	865	700
Loews Corp.	1	24
Macquarie Group Ltd.	7	686
Marsh & McLennan Cos. Inc.	11	1,050
MetLife Inc.	5	227
Mitsubishi UFJ Financial Group Inc.	142	703
Mitsubishi UFJ Lease & Finance Co. Ltd.	53	270
Moody's Corp.	—	18
Morgan Stanley	19	799
	Shares/Par[1]	Value ($)
Muenchener Rueckversicherungs AG	4	991
National Bank of Canada	14	623
Nordea Bank AB	48	363
Ping An Insurance Group Co. of China Ltd. - Class H	60	670
PNC Financial Services Group Inc.	5	637
Progressive Corp.	3	203
Prudential Financial Inc.	4	359
Raymond James Financial Inc.	2	134
RSA Insurance Group Plc	41	274
S&P Global Inc.	2	424
Standard Chartered Plc	54	412
State Street Corp.	2	100
Storebrand ASA	72	559
Sumitomo Mitsui Trust Holdings Inc.	13	449
Sun Life Financial Inc.	22	834
Svenska Handelsbanken AB - Class A	64	677
Synchrony Financial	4	123
TD Ameritrade Holding Corp.	21	1,054
Tokio Marine Holdings Inc.	16	794
U.S. Bancorp	1	45
United Overseas Bank Ltd.	22	401
Voya Financial Inc.	3	141
Wells Fargo & Co.	44	2,138
Willis Towers Watson Plc	9	1,495
Zurich Insurance Group AG	2	753
		41,892
Health Care 9.2%
Abbott Laboratories	5	372
Agilent Technologies Inc.	7	536
Alexion Pharmaceuticals Inc. (a)	5	615
Align Technology Inc. (a)	—	80
Allergan Plc	1	162
Amgen Inc.	1	225
Anthem Inc.	6	1,843
Astellas Pharma Inc.	68	1,018
Bayer AG	16	1,020
Becton Dickinson & Co.	11	2,706
Biogen Inc. (a)	1	118
BioMarin Pharmaceutical Inc. (a)	1	57
Boston Scientific Corp. (a)	12	442
Celgene Corp. (a)	2	173
Centene Corp. (a)	8	404
Cigna Corp.	13	2,095
Cooper Cos. Inc.	—	70
CSL Ltd.	2	269
CVS Health Corp.	16	873
Danaher Corp.	17	2,215
Elanco Animal Health Inc. (a)	16	522
Elekta AB - Class B	35	437
Eli Lilly & Co.	14	1,789
Fresenius SE & Co. KGaA	13	749
Gilead Sciences Inc.	3	191
GlaxoSmithKline Plc - ADR	23	953
GN Store Nord A/S	8	356
HCA Inc.	2	316
Hologic Inc. (a)	4	190
Humana Inc.	1	363
Illumina Inc. (a)	—	7
Incyte Corp. (a)	—	38
Intuitive Surgical Inc. (a)	3	1,674
Johnson & Johnson	8	1,135
Medtronic Plc	12	1,076
Merck & Co. Inc.	21	1,747
Miraca Holdings Inc.	6	156
Novartis AG	22	2,123
Novo Nordisk A/S - Class B	7	383
Pfizer Inc.	77	3,266
Regeneron Pharmaceuticals Inc. (a)	—	133
Roche Holding AG	6	1,757
Sanofi SA	11	992
Siemens Healthineers AG	8	346
Stryker Corp.	12	2,286
Takeda Pharmaceutical Co. Ltd. - ADR	13	266
Teleflex Inc.	—	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Thermo Fisher Scientific Inc.	9	2,529
UnitedHealth Group Inc.	10	2,430
Vertex Pharmaceuticals Inc. (a)	7	1,336
WellCare Health Plans Inc. (a)	2	439
Zimmer Biomet Holdings Inc.	3	358
Zoetis Inc. - Class A	1	84
		45,783
Industrials 5.8%
ABB Ltd.	33	614
AGCO Corp.	—	7
Aker BP ASA (a)	1	5
Alaska Air Group Inc.	4	210
ALS Ltd.	2	12
American Airlines Group Inc.	—	11
Aurubis AG	—	15
Beijing Enterprises Holdings Ltd.	50	281
Bloom Energy Corp. - Class A (a)	—	1
Boeing Co.	12	4,580
Canadian Pacific Railway Co.	1	250
Central Japan Railway Co.	3	604
Cintas Corp.	—	80
CK Hutchison Holdings Ltd.	68	715
CoStar Group Inc. (a)	—	58
CSX Corp.	4	275
DCC Plc	6	557
Delta Air Lines Inc.	5	281
FedEx Corp.	1	190
Flowserve Corp.	3	114
Fortive Corp.	11	909
Fortune Brands Home & Security Inc.	2	100
General Electric Co.	157	1,572
Harris Corp.	4	578
Honeywell International Inc.	10	1,565
Hubbell Inc.	1	102
Illinois Tool Works Inc.	2	220
Jacobs Engineering Group Inc.	—	11
JB Hunt Transport Services Inc.	1	107
Kansas City Southern	1	119
Knorr-Bremse AG (a)	4	371
Koninklijke Philips Electronics NV	36	1,459
L3 Technologies Inc.	—	96
Legrand SA	6	372
Melrose Industries Plc	157	375
Mitsubishi Corp.	21	586
Mitsubishi Electric Corp.	76	974
Nielsen Holdings Plc	14	327
Norfolk Southern Corp.	—	54
Northrop Grumman Systems Corp.	6	1,507
PACCAR Inc.	6	407
Pentair Plc	—	11
Prysmian SpA	18	343
Recruit Holdings Co. Ltd.	17	483
Republic Services Inc.	4	315
Resideo Technologies Inc. (a)	1	10
Roper Industries Inc.	4	1,264
Sandvik AB	1	10
Schneider Electric SE (a)	—	8
SembCorp Industries Ltd.	57	108
Shurgard Self Storage SA (a)	—	12
Siemens AG	14	1,467
SMC Corp.	1	414
Spirit Aerosystems Holdings Inc. - Class A	5	412
Stanley Black & Decker Inc.	—	54
Stericycle Inc. (a)	3	185
Sumitomo Corp.	62	855
TechnoPro Holdings Inc.	3	161
Textron Inc.	3	134
THK Co. Ltd.	22	540
Toro Co.	—	11
TransUnion LLC	2	140
Union Pacific Corp.	1	165
United Continental Holdings Inc. (a)	6	447
United Parcel Service Inc. - Class B	2	203
Valmont Industries Inc.	—	6
	Shares/Par[1]	Value ($)
Wabtec Corp.	1	75
Wartsila Oyj	1	12
Waste Connections Inc.	3	229
Xylem Inc.	1	66
		28,811
Information Technology 10.1%
Accenture Plc - Class A	2	431
Amphenol Corp. - Class A	3	247
Analog Devices Inc.	1	137
Apple Inc.	12	2,269
Applied Materials Inc.	4	141
ASML Holding NV - ADR	1	275
ASML Holding NV	3	598
Automatic Data Processing Inc.	1	86
Broadcom Inc.	7	2,160
Cisco Systems Inc.	50	2,715
Cognizant Technology Solutions Corp. - Class A	2	175
Corning Inc.	11	363
Fidelity National Information Services Inc.	7	833
Fiserv Inc. (a)	8	679
FleetCor Technologies Inc. (a)	2	399
Global Payments Inc.	8	1,049
Hamamatsu Photonics KK	7	287
IHS Markit Ltd. (a)	—	21
Infosys Ltd. - ADR	24	265
Intel Corp.	1	79
Intuit Inc.	6	1,500
Juniper Networks Inc.	2	62
Keysight Technologies Inc. (a)	8	699
KLA-Tencor Corp.	2	195
Lam Research Corp.	1	202
Largan Precision Co. Ltd.	2	300
Marvell Technology Group Ltd.	2	40
Mastercard Inc. - Class A	11	2,693
Maxim Integrated Products Inc.	5	258
Microchip Technology Inc.	3	237
Micron Technology Inc. (a)	17	714
Microsoft Corp.	80	9,473
Motorola Solutions Inc.	4	566
Murata Manufacturing Co. Ltd.	9	434
NAVER Corp.	2	195
NEC Electronics Corp. (a)	34	158
Nvidia Corp.	7	1,200
NXP Semiconductors NV	11	989
Omron Corp.	8	388
Oracle Corp.	4	192
PayPal Holdings Inc. (a)	13	1,389
QUALCOMM Inc.	8	454
Red Hat Inc. (a)	1	231
Salesforce.com Inc. (a)	10	1,581
Samsung Electronics Co. Ltd.	28	1,100
ServiceNow Inc. (a)	5	1,261
Splunk Inc. (a)	4	509
Symantec Corp.	16	359
Synopsys Inc. (a)	9	1,036
Taiwan Semiconductor Manufacturing Co. Ltd.	154	1,232
Telefonaktiebolaget LM Ericsson - Class B	41	380
Texas Instruments Inc.	10	1,017
Tokyo Electron Ltd.	4	506
Visa Inc. - Class A	21	3,292
VMware Inc. - Class A	4	734
Workday Inc. - Class A (a)	4	805
Worldpay Inc. - Class A (a)	6	647
Xilinx Inc.	2	306
		50,543
Materials 2.7%
Acerinox SA	1	14
Air Liquide	5	601
Air Products & Chemicals Inc.	5	986
Akzo Nobel NV	—	16
Alamos Gold Inc. - Class A	2	9
Alumina Ltd.	17	29
Amcor Ltd.	40	435
Anglo American Plc	3	94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Antofagasta Plc	38	479
Aperam SA	1	16
ArcelorMittal SA	2	39
Asahi Kasei Corp.	53	551
Avery Dennison Corp.	1	134
B2Gold Corp. (a)	10	29
Ball Corp.	10	588
Barrick Gold Corp.	5	73
BASF SE	9	661
BHP Group Plc	25	608
BHP Group Plc	16	441
BlueScope Steel Ltd.	1	13
Boliden AB	3	75
Centamin Plc	20	23
Centerra Gold Inc. (a)	2	11
CF Industries Holdings Inc.	1	26
Cia de Minas Buenaventura SA - ADR	1	17
Covestro AG	6	351
Croda International Plc	—	27
Detour Gold Corp. (a)	1	8
DowDuPont Inc.	18	967
Evolution Mining Ltd.	22	57
First Majestic Silver Corp. (a)	3	17
Fortescue Metals Group Ltd.	8	39
Fortuna Silver Mines Inc. (a)	5	16
Franco-Nevada Corp.	2	113
Freeport-McMoRan Inc. - Class B	4	46
Glencore Plc	35	144
Highland Gold Mining Ltd.	4	9
Hochschild Mining Plc	4	11
Incitec Pivot Ltd.	4	8
Independence Group NL	115	397
International Paper Co.	8	379
Johnson Matthey Plc	14	562
Kirkland Lake Gold Inc.	3	93
Koninklijke Philips NV	—	17
Linde Plc	2	285
Lucara Diamond Corp.	4	5
Lundin Mining Corp.	3	12
Mondi Plc	—	8
Nippon Light Metal Holdings Co. Ltd.	4	8
Nippon Steel Corp.	2	39
Norsk Hydro ASA	5	19
Northern Star Resources Ltd.	11	73
Nucor Corp.	1	75
Orion Engineered Carbons SA	—	5
Orora Ltd.	4	9
Osisko Gold Royalties Ltd.	1	11
OZ Minerals Ltd.	2	16
Packaging Corp. of America	3	298
Petra Diamonds Ltd. (a)	3	1
POSCO	—	59
PPG Industries Inc.	2	196
Quaker Chemical Corp.	—	10
Regis Resources Ltd.	9	32
Reliance Steel & Aluminum Co.	—	18
Rio Tinto Ltd.	4	290
Rio Tinto Plc	4	225
RPM International Inc.	2	100
Salzgitter AG	—	6
Sandfire Resources NL	—	1
Sandstorm Gold Ltd. (a)	2	9
Saracen Mineral Holdings Ltd. (a)	23	48
Sealed Air Corp.	2	102
SEMAFO Inc. (a)	5	13
Sherwin-Williams Co.	1	307
South32 Ltd.	147	389
Southern Copper Corp.	1	54
SSAB AB - Class A	5	17
Steel Dynamics Inc.	1	28
Stora Enso Oyj - Class R	36	440
Sumitomo Metal Mining Co. Ltd.	11	316
Symrise AG	—	13
Teck Resources Ltd. - Class B	2	56
Ternium SA - ADR	—	11
	Shares/Par[1]	Value ($)
Torex Gold Resources Inc. (a)	1	8
Tosoh Corp.	6	98
Umicore SA	12	514
Vale SA	4	52
Valvoline Inc.	1	22
Victrex Plc	—	8
Vidrala SA	—	8
Voestalpine AG	—	7
West Fraser Timber Co. Ltd.	—	9
Yara International ASA	—	14
		13,573
Real Estate 1.5%
Acadia Realty Trust	2	49
ADO Properties GmbH	—	24
Alexander & Baldwin Inc.	1	25
Alexandria Real Estate Equities Inc.	—	59
Allied Properties REIT	—	16
American Campus Communities Inc.	1	54
American Tower Corp.	1	191
AvalonBay Communities Inc.	1	251
Boston Properties Inc.	—	50
Camden Property Trust	1	77
Canadian Apartment Properties REIT	1	20
Capitaland Commercial Trust	10	14
CapitaMall Trust	12	22
Charter Hall Retail REIT	4	14
Concentradora Fibra Danhos SA de CV	8	11
Crown Castle International Corp.	3	327
CubeSmart	1	46
Derwent London Plc	1	28
Douglas Emmett Inc.	2	92
Duke Realty Corp.	—	11
EastGroup Properties Inc.	—	30
Equity Residential Properties Inc.	4	290
Essex Property Trust Inc.	—	109
Federal Realty Investment Trust	—	60
First Industrial Realty Trust Inc.	—	16
Gecina SA	—	27
Goodman Group	3	24
Great Portland Estates Plc	30	291
Hang Lung Properties Ltd.	11	27
Healthcare Realty Trust Inc.	2	55
Highwoods Properties Inc.	—	20
Hongkong Land Holdings Ltd.	5	36
Hoshino Resorts REIT Inc.	—	10
Host Hotels & Resorts Inc.	2	35
Hudson Pacific Properties Inc.	1	35
Hufvudstaden AB - Class A	2	28
Hysan Development Co. Ltd.	5	27
Iguatemi Empresa de Shopping Centers SA	1	9
Inmobiliaria Colonial SA	2	21
JBG Smith Properties	2	80
Kilroy Realty Corp.	—	36
Kimco Realty Corp.	2	31
Kojamo Oyj	2	18
Macerich Co.	2	74
Mitsubishi Estate Co. Ltd.	2	27
Mitsui Fudosan Co. Ltd.	21	534
Mitsui Fudosan Logistics Park Inc.	—	22
National Storage Affiliates Trust	7	9
Nippon Accommodations Fund Inc.	—	30
Nippon Prologis REIT Inc.	—	17
Paramount Group Inc.	1	18
Pebblebrook Hotel Trust	—	14
ProLogis Inc.	15	1,109
PS Business Parks Inc.	—	21
PSP Swiss Property AG	—	37
Public Storage	3	624
Rayonier Inc.	1	19
Regency Centers Corp.	2	148
Scentre Group	147	430
Shaftesbury Plc	2	21
Simon Property Group Inc.	1	235
SL Green Realty Corp.	2	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Sun Hung Kai Properties Ltd.	3	52
Sunstone Hotel Investors Inc.	3	45
Terreno Realty Corp	1	53
Unibail-Rodamco SE	2	327
Unite Group Plc	1	18
Urban Edge Properties	2	42
Ventas Inc.	4	242
Vornado Realty Trust	2	153
Weyerhaeuser Co.	17	446
		7,647
Utilities 2.2%
Alliant Energy Corp.	—	9
American Electric Power Co. Inc.	—	21
American Water Works Co. Inc.	2	214
Atmos Energy Corp.	1	116
CMS Energy Corp.	—	6
Duke Energy Corp.	7	658
E.ON SE	21	234
Electric Power Development Co. Ltd.	18	426
Engie SA	52	772
Entergy Corp.	12	1,136
Evergy Inc.	10	552
Eversource Energy	2	137
National Grid Plc	50	557
NextEra Energy Inc.	11	2,091
NiSource Inc.	24	693
Sempra Energy	16	1,956
Southern Co.	21	1,061
SSE Plc	3	41
Xcel Energy Inc.	—	17
		10,697
Total Common Stocks (cost $286,627)		290,491
PREFERRED STOCKS 0.2%
Energy 0.0%
Crestwood Equity Partners LP (b)	9	84
Health Care 0.1%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (c)	3	158
Industrials 0.0%
Fortive Corp. - Series A, 5.00%, 07/01/21 (c)	—	111
Materials 0.0%
Gerdau SA	2	9
International Flavors & Fragrances Inc. (c)	—	6
		15
Utilities 0.1%
NextEra Energy Inc. (c)	5	323
Sempra Energy (c)	1	74
Sempra Energy (c)	1	148
		545
Total Preferred Stocks (cost $892)		913
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	340	338
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26 (d)	318	318
Avis Budget Rental Car Funding AESOP LLC
Series 2017-A-1A, 3.07%, 09/20/22 (d)	415	415
Series 2018-A-2A, 4.00%, 03/20/24 (d)	395	408
BlueMountain CLO Ltd.
Series 2012-AR2-2A, 3.69%, (3M USD LIBOR + 1.05%), 11/20/28 (d) (e)	375	375
BX Trust
Series 2018-A-GW, 3.28%, (1M USD LIBOR + 0.80%), 05/15/20 (d) (e)	415	411
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (d)	175	175
Series 2019-A3-2, 3.54%, 05/25/49 (d)	200	200
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.64%, 01/12/24 (e)	405	411
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	416
	Shares/Par[1]	Value ($)
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22 (d)	571	578
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22 (d)	363	380
Series 2019-A2-1A, 4.64%, 04/22/26 (d)	225	225
Enterprise Fleet Financing LLC
Series 2017-A3-3, 2.36%, 08/20/21 (d)	420	415
Ford Credit Auto Owner Trust
Series 2017-B-1, 2.25%, 05/15/20	415	412
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2018-M1-HQA2, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 10/26/48 (d) (e)	320	319
GMF Floorplan Owner Revolving Trust
Series 2018-A1-4, 3.50%, 09/15/21 (d)	345	352
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (d)	227	229
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.65%, 01/25/59 (d) (e)	340	340
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	425
MetLife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (d)	337	342
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24 (d)	356	354
MSCG Trust
Series 2018-A-SELF, 3.38%, (1M USD LIBOR + 0.90%), 10/15/20 (d) (e)	410	409
OZLM VIII Ltd.
Series 2014-A1RR-8A, 3.63%, (3M USD LIBOR + 1.17%), 10/17/29 (d) (e)	375	375
RETL
Series 2019-A-RVP, REMIC, 3.63%, (1M USD LIBOR + 1.15%), 03/15/21 (d) (e)	155	155
Santander Drive Auto Receivables Trust
Series 2018-A3-4, 3.01%, 05/15/20	100	100
Series 2018-A3-5, 3.19%, 06/15/20	360	362
Series 2018-B-4, 3.27%, 01/15/21	200	201
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24 (d)	439	447
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-B-FUN, 3.73%, (1M USD LIBOR + 1.25%), 06/15/21 (d) (e)	404	404
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48 (d)	266	268
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (d)	145	145
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25 (d)	346	344
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d) (e)	359	352
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	305
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/59 (d) (e)	160	160
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	443
Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,212)		12,308
CORPORATE BONDS AND NOTES 11.8%
Communication Services 1.3%
AMC Networks Inc.
5.00%, 04/01/24	45	45
4.75%, 08/01/25	105	104
Baidu Inc.
3.88%, 09/29/23	275	280
CB Escrow Corp.
8.00%, 10/15/25 (d)	225	206
CBS Radio Inc.
7.25%, 11/01/24 (d)	160	159
CCO Holdings LLC
5.75%, 02/15/26 (d)	146	153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CenturyLink Inc.
7.50%, 04/01/24	145	154
Charter Communications Operating LLC
4.50%, 02/01/24	1,050	1,094
Clear Channel Worldwide Holdings Inc.
9.25%, 02/15/24 (d)	290	307
CSC Holdings LLC
7.75%, 07/15/25 (d)	125	134
DISH DBS Corp.
7.75%, 07/01/26	175	152
DKT Finance ApS
9.38%, 06/17/23 (d)	400	430
Gannett Co. Inc.
5.50%, 09/15/24 (d)	150	151
GCI Inc.
6.88%, 04/15/25	225	235
Gray Escrow Inc.
7.00%, 05/15/27 (d)	135	143
GTT Communications Inc.
7.88%, 12/31/24 (d)	150	131
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (d)	140	136
Interpublic Group of Cos. Inc.
3.50%, 10/01/20	35	35
NBCUniversal Media LLC
2.88%, 01/15/23	400	401
Omnicom Group Inc.
3.65%, 11/01/24	100	101
Radiate Holdco LLC
6.63%, 02/15/25 (d)	325	313
Tencent Holdings Ltd.
2.99%, 01/19/23 (d)	375	373
Time Warner Cable Inc.
6.55%, 05/01/37	425	470
Verizon Communications Inc.
5.15%, 09/15/23	625	689
4.27%, 01/15/36	175	177
		6,573
Consumer Discretionary 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	375	366
Amazon.com Inc.
5.20%, 12/03/25	350	397
3.88%, 08/22/37	225	235
AmeriGas Partners LP
5.50%, 05/20/25	190	190
AutoZone Inc.
3.13%, 07/15/23	225	226
Avon International Operations Inc.
7.88%, 08/15/22 (d)	250	259
Churchill Downs Inc.
5.50%, 04/01/27 (d)	150	152
CRC Escrow Issuer LLC
5.25%, 10/15/25 (d)	125	121
Expedia Inc.
5.00%, 02/15/26	150	159
Golden Nugget Inc.
8.75%, 10/01/25 (d)	220	231
IRB Holding Corp.
6.75%, 02/15/26 (d)	175	165
Mattel Inc.
6.75%, 12/31/25 (d)	150	148
Men's Wearhouse Inc.
7.00%, 07/01/22	145	144
MGM Resorts International
5.75%, 06/15/25	155	161
Nissan Motor Acceptance Corp.
3.65%, 09/21/21 (d)	220	221
NVA Holdings Inc.
6.88%, 04/01/26 (d)	200	198
O'Reilly Automotive Inc.
3.60%, 09/01/27	150	149
Party City Holdco Inc.
6.63%, 08/01/26 (d)	165	164
	Shares/Par[1]	Value ($)
Priceline Group Inc.
3.60%, 06/01/26	350	356
QVC Inc.
4.38%, 03/15/23	330	335
4.45%, 02/15/25	275	275
Stars Group Holdings BV
7.00%, 07/15/26 (d)	150	156
Weight Watchers International Inc.
8.63%, 12/01/25 (d)	170	153
Williams Scotsman International Inc.
6.88%, 08/15/23 (d)	200	200
		5,161
Consumer Staples 0.2%
Albertsons Cos. LLC
7.50%, 03/15/26 (d)	140	144
BAT Capital Corp.
2.76%, 08/15/22	225	221
Danone SA
2.95%, 11/02/26 (d)	250	240
Kraft Heinz Foods Co.
4.00%, 06/15/23	275	283
Sigma Holdco BV
7.88%, 05/15/26 (d)	250	231
		1,119
Energy 0.7%
APT Pipelines Ltd.
4.25%, 07/15/27 (d)	225	228
Boardwalk Pipelines LP
4.45%, 07/15/27	100	98
Bruin E&P Partners LLC
8.88%, 08/01/23 (d)	200	191
Chesapeake Energy Corp.
8.00%, 06/15/27	145	143
Concho Resources Inc.
3.75%, 10/01/27	100	99
Enbridge Inc.
4.25%, 12/01/26	275	287
ENI SpA
4.00%, 09/12/23 (d)	200	204
EnLink Midstream Partners LP
4.85%, 07/15/26	150	149
Hess Corp.
4.30%, 04/01/27	150	149
Hilcorp Energy I LP
5.00%, 12/01/24 (d)	153	149
Laredo Petroleum Inc.
5.63%, 01/15/22	135	123
Northern Oil & Gas Inc.
1.00%, 05/15/23 (f)	135	139
Oasis Petroleum Inc.
6.25%, 05/01/26 (d)	130	124
Petroleos Mexicanos
5.38%, 03/13/22	250	254
Sunoco LP
5.50%, 02/15/26	153	152
Targa Resource Corp.
6.50%, 07/15/27 (d)	90	97
6.88%, 01/15/29 (d)	125	136
Transocean Inc.
9.00%, 07/15/23 (d)	145	155
Western Gas Partners LP
5.45%, 04/01/44	100	96
Williams Partners LP
5.10%, 09/15/45	175	180
		3,153
Financials 4.7%
ABN AMRO Bank NV
4.75%, 07/28/25 (d)	325	338
ACE INA Holdings Inc.
4.35%, 11/03/45	100	109
Acrisure LLC
8.13%, 02/15/24 (d)	155	161
AerCap Ireland Capital DAC
4.13%, 07/03/23	375	380

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
AIA Group Ltd.
3.13%, 03/13/23	400	400
Alpha 2 BV
9.50%, 06/01/23 (d) (f)	200	195
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (d)	209	213
Bank of America Corp.
2.25%, 04/21/20	650	646
3.82%, 01/20/28 (e)	225	228
BBVA Bancomer SA
4.38%, 04/10/24 (d)	275	281
BPCE SA
4.00%, 09/12/23 (d)	510	519
C&W Senior Financing DAC
7.50%, 10/15/26 (d)	200	206
Capital One NA
2.35%, 01/31/20	375	373
Caterpillar Financial Services Corp.
3.15%, 09/07/21	500	506
Citigroup Inc.
3.40%, 07/23/21	825	836
3.89%, 01/10/28 (e)	175	178
Citizens Financial Group Inc.
2.38%, 07/28/21	700	690
CommScope Finance LLC
6.00%, 03/01/26 (d)	85	88
8.25%, 03/01/27 (d)	225	233
Credit Acceptance Corp.
6.63%, 03/15/26 (d)	155	157
Credit Agricole SA
3.75%, 04/24/23 (d)	675	683
Credit Suisse Group AG
3.00%, 12/14/23 (d) (e)	275	270
Enel Finance International NV
4.25%, 09/14/23 (d)	355	363
General Motors Financial Co. Inc.
3.20%, 07/06/21	400	398
Goldman Sachs Group Inc.
3.85%, 01/26/27	1,050	1,055
GW Honos Security Corp.
8.75%, 05/15/25 (d)	80	76
HLF Financing SARL LLC
7.25%, 08/15/26 (d)	150	154
HSBC Holdings Plc
3.26%, 03/13/23 (e)	525	526
HUB International Ltd.
7.00%, 05/01/26 (d)	150	148
Intercontinental Exchange Inc.
2.75%, 12/01/20	100	100
Intesa Sanpaolo SpA
3.13%, 07/14/22 (d)	475	463
JPMorgan Chase & Co.
3.38%, 05/01/23	475	480
3.63%, 12/01/27	300	298
JPMorgan Chase Bank NA
3.88%, 07/24/38 (e)	425	418
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	100	104
Lincoln National Corp.
3.80%, 03/01/28	325	329
LYB International Finance II BV
3.50%, 03/02/27	325	313
Marsh & McLennan Cos. Inc.
3.30%, 03/14/23	125	127
Metropolitan Life Global Funding I
3.45%, 10/09/21 (d)	805	817
Morgan Stanley
2.80%, 06/16/20	350	350
3.13%, 07/27/26	275	268
3.97%, 07/22/38	475	468
National Rural Utilities Cooperative Finance Corp.
2.90%, 03/15/21	475	477
NiSource Inc.
3.95%, 03/30/48	150	143
	Shares/Par[1]	Value ($)
Peabody Securities Finance Corp.
6.38%, 03/31/25 (d)	235	229
PNC Bank NA
3.50%, 06/08/23	275	282
Pricoa Global Funding I
3.45%, 09/01/23 (d)	600	615
Royal Bank of Scotland Group Plc
4.52%, 06/25/24 (c) (e)	375	383
Santander UK Group Holdings Plc
3.57%, 01/10/23	450	449
Shire Acquisitions Investments Ireland Ltd.
2.88%, 09/23/23	350	346
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (d)	400	413
Toronto-Dominion Bank
3.50%, 07/19/23	525	540
Toyota Motor Credit Corp.
2.95%, 04/13/21	675	681
UBS Group AG
4.13%, 09/24/25 (d)	375	387
Volkswagen Group of America Finance LLC
4.00%, 11/12/21 (d)	305	311
Voya Financial Inc.
3.13%, 07/15/24	250	247
Wells Fargo & Co.
3.07%, 01/24/23	1,050	1,051
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	329
Westpac Banking Corp.
2.15%, 03/06/20	450	448
Willis North America Inc.
3.60%, 05/15/24	150	151
4.50%, 09/15/28	195	203
Woodside Finance Ltd.
3.70%, 09/15/26 (d)	475	468
Ziggo Bond Finance BV
6.00%, 01/15/27 (d)	300	288
		23,386
Health Care 1.2%
AbbVie Inc.
3.20%, 05/14/26	300	292
Anthem Inc.
2.50%, 11/21/20	400	398
Bayer US Finance II LLC
3.50%, 06/25/21 (d)	200	202
Becton Dickinson & Co.
3.70%, 06/06/27	275	274
Celgene Corp.
3.55%, 08/15/22	525	536
Crimson Merger Sub Inc.
6.63%, 05/15/22 (d)	160	152
CVS Health Corp.
3.50%, 07/20/22	475	481
5.05%, 03/25/48	475	479
Elanco Animal Health Inc.
3.91%, 08/27/21 (d)	50	51
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (d)	200	178
Express Scripts Holding Co.
3.00%, 07/15/23	500	498
Halfmoon Parent Inc.
3.75%, 07/15/23 (d)	435	446
Heartland Dental LLC
8.50%, 05/01/26 (d)	200	185
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (d)	150	150
Northwell Healthcare Inc.
3.98%, 11/01/46	175	169
Par Pharmaceutical Inc.
7.50%, 04/01/27 (d)	205	208
Providence St. Joseph Health Obligated Group
3.93%, 10/01/48	550	554
Stanford Health Care
3.80%, 11/15/48	150	151

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Tenet Healthcare Corp.
7.00%, 08/01/25	150	152
Valeant Pharmaceuticals International Inc.
5.50%, 11/01/25 (d)	139	142
9.25%, 04/01/26 (d)	290	318
		6,016
Industrials 0.7%
Air Lease Corp.
3.50%, 01/15/22	155	156
Cloud Crane LLC
10.13%, 08/01/24 (d)	145	156
CPG Merger Sub LLC
8.00%, 10/01/21 (d)	80	80
CSX Corp.
3.70%, 11/01/23	350	361
General Dynamics Corp.
2.88%, 05/11/20	850	853
GFL Environmental Inc.
7.00%, 06/01/26 (d)	180	170
John Deere Capital Corp.
2.35%, 01/08/21	275	274
Lockheed Martin Corp.
3.55%, 01/15/26	250	258
New Enterprise Stone & Lime Co. Inc.
10.13%, 04/01/22 (d)	200	203
Prime Security Services Borrower LLC
5.25%, 04/15/24 (d)	135	135
Republic Services Inc.
3.38%, 11/15/27	100	101
Rockwell Collins Inc.
3.20%, 03/15/24	350	348
Roper Technologies Inc.
3.80%, 12/15/26	375	379
Standard Industries Inc.
5.00%, 02/15/27 (d)	60	58
United Rentals North America Inc.
6.50%, 12/15/26	85	89
		3,621
Information Technology 0.5%
Amkor Technology Inc.
6.63%, 09/15/27 (d)	143	145
Apple Inc.
1.90%, 02/07/20	425	424
3.20%, 05/11/27	450	454
Avnet Inc.
4.63%, 04/15/26	100	101
Broadcom Corp.
3.00%, 01/15/22	625	622
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (d)	125	125
Microchip Technology Inc.
3.92%, 06/01/21 (d)	150	151
Microsoft Corp.
1.85%, 02/06/20	375	373
4.20%, 11/03/35	100	110
NCR Corp.
6.38%, 12/15/23	145	149
		2,654
Materials 0.4%
ARD Finance SA
8.50%, 09/15/23 (f)	325	324
CVR Partners LP
9.25%, 06/15/23 (d)	140	147
First Quantum Minerals Ltd.
7.50%, 04/01/25 (d)	200	191
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (d)	165	158
Goldcorp Inc.
3.63%, 06/09/21	175	177
Kraton Polymers LLC
7.00%, 04/15/25 (d)	155	157
Nucor Corp.
3.95%, 05/01/28	250	260
	Shares/Par[1]	Value ($)
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	175	183
SunCoke Energy Inc.
7.50%, 06/15/25 (d)	150	152
Vulcan Materials Co.
4.50%, 06/15/47	100	90
Warrior Met Coal Inc.
8.00%, 11/01/24 (d)	180	188
		2,027
Real Estate 0.5%
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	565	605
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	270
Duke Realty LP
4.00%, 09/15/28	410	424
Essex Portfolio LP
3.38%, 04/15/26	525	521
Highwoods Realty LP
3.63%, 01/15/23	125	126
Iron Mountain Inc.
5.75%, 08/15/24	150	151
Kimco Realty Corp.
3.30%, 02/01/25	150	148
Realogy Group LLC
4.88%, 06/01/23 (d)	35	33
Regency Centers Corp.
3.60%, 02/01/27	100	99
Ventas Realty LP
3.25%, 10/15/26	170	165
		2,542
Utilities 0.5%
Alabama Power Co.
3.75%, 03/01/45	150	146
CenterPoint Energy Inc.
3.60%, 11/01/21	250	254
CMS Energy Corp.
3.00%, 05/15/26	100	98
Duke Energy Progress LLC
3.70%, 10/15/46	100	98
Eversource Energy
3.30%, 01/15/28	100	99
Exelon Generation Co. LLC
2.95%, 01/15/20	225	225
FirstEnergy Corp.
4.35%, 01/15/25 (d)	250	260
7.38%, 11/15/31	225	298
Georgia Power Co.
2.00%, 09/08/20	375	371
Pacific Gas & Electric Co.
0.00%, 12/01/46 - 12/01/47 (a) (g)	105	84
State Grid Overseas Investment Ltd.
3.75%, 05/02/23 (d)	400	411
Virginia Electric & Power Co.
4.00%, 01/15/43	275	276
		2,620
Total Corporate Bonds And Notes (cost $57,869)		58,872
SENIOR LOAN INTERESTS 0.3%
Communication Services 0.1%
AMC Entertainment Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (e) (h)	110	109
Frontier Communications Corp.
Term Loan B-1, 0.00%, (3M LIBOR + 3.75%), 05/31/24 (e) (h)	80	78
Term Loan B-1, 6.25%, (3M LIBOR + 3.75%), 05/31/24 (e)	79	77
		264
Consumer Discretionary 0.1%
Neiman Marcus Group Inc.
Term Loan, 5.73%, (1M LIBOR + 3.25%), 10/25/20 (e)	95	88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Scientific Games International Inc.
Term Loan B-5, 0.00%, (3M LIBOR + 2.75%), 08/14/24 (e) (h)	140	136
		224
Energy 0.0%
Johnson Controls International Plc
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 03/13/26 (e) (h)	155	153
Health Care 0.1%
Envision Healthcare Corp.
1st Lien Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/27/25 (e)	209	196
Industrials 0.0%
Navistar International Corp.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.50%), 11/01/24 (e) (h)	155	154
Information Technology 0.0%
Refinitiv US Holdings Inc.
Term Loan, 6.25%, (3M LIBOR + 3.75%), 09/12/25 (e)	175	169
Materials 0.0%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (e) (h)	165	161
Total Senior Loan Interests (cost $1,348)		1,321
GOVERNMENT AND AGENCY OBLIGATIONS 16.4%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series 2018-M1-DNA3, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 09/25/48 (d) (e)	395	394
Series FD-4852, REMIC, 2.83%, (1M USD LIBOR + 0.35%), 12/15/48 (e)	592	588
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.79%, 09/20/48	79	78
		1,060
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-FL-21, REMIC, 2.94%, 02/20/49	95	95
Series 2019-NF-23, REMIC, 2.94%, 02/20/49	75	75
		170
Mortgage-Backed Securities 7.9%
Federal National Mortgage Association
2.50%, 01/01/32 - 06/01/32	961	956
3.00%, 04/01/33 - 11/01/48	6,725	6,725
TBA, 3.00%, 04/15/33 - 05/15/48 (i)	855	860
6.00%, 07/01/41	459	517
5.50%, 05/01/44	1,045	1,147
3.50%, 05/01/33 - 04/01/48	8,488	8,645
4.50%, 09/01/46 - 05/01/48	2,374	2,512
4.00%, 03/01/42 - 03/01/49	5,632	5,861
4.00%, 12/01/47 (i)	105	109
3.50%, 07/01/48 (i)	190	193
5.00%, 08/01/48	225	239
4.50%, 12/01/48 (i)	128	133
Government National Mortgage Association
3.50%, 08/20/42 - 02/20/49	1,956	2,006
3.00%, 08/20/46	674	678
3.00%, 09/20/46	2,028	2,040
5.50%, 05/20/48 - 03/20/49	682	722
4.50%, 07/20/45 - 12/20/48	1,422	1,482
5.00%, 05/20/48 - 09/20/48	2,541	2,659
4.00%, 09/20/45 - 10/20/48	1,689	1,747
		39,231
Municipal 0.4%
American Municipal Power Inc.
6.45%, 02/15/44	250	337
Chicago Transit Authority
6.90%, 12/01/40	300	394
Metropolitan Transportation Commission
6.91%, 10/01/50	235	359
Municipal Electric Authority of Georgia
6.66%, 04/01/57	350	421
	Shares/Par[1]	Value ($)
State of California
7.55%, 04/01/39	240	364
		1,875
Sovereign 0.4%
Bermuda Government International Bond
3.72%, 01/25/27 (d)	300	293
Province of Alberta, Canada
2.20%, 07/26/22	500	495
Province of Ontario, Canada
2.40%, 02/08/22	500	499
Province of Quebec, Canada
3.50%, 07/29/20	500	507
United Mexican States
4.13%, 01/21/26	300	307
		2,101
Treasury Inflation Indexed Securities 0.3%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (j)	25	25
1.13%, 01/15/21 (j)	44	45
0.13%, 04/15/21 - 07/15/26 (j)	281	279
0.63%, 07/15/21 - 01/15/26 (j)	106	106
0.25%, 01/15/25 (j)	241	239
0.38%, 07/15/25 - 07/15/27 (j)	84	83
0.50%, 01/15/28 (j)	49	49
1.75%, 01/15/28 (j)	23	25
2.50%, 01/15/29 (j)	55	65
2.13%, 02/15/40 - 02/15/41 (j)	91	114
1.38%, 01/15/20 - 02/15/44 (j)	13	14
0.75%, 07/15/28 - 02/15/45 (j)	103	104
1.00%, 02/15/46 - 02/15/49 (j)	45	46
0.88%, 02/15/47 (j)	25	24
		1,218
U.S. Treasury Securities 7.2%
U.S. Treasury Bond
4.50%, 05/15/38 (k)	5,560	7,161
3.13%, 02/15/43	220	234
3.00%, 08/15/48 (i)	6,293	6,527
U.S. Treasury Note
2.63%, 12/15/21	1,140	1,152
2.75%, 07/31/23 - 08/31/23	15,240	15,568
2.38%, 02/29/24	27	27
2.50%, 02/28/26	30	30
2.88%, 08/15/28 (i)	5,090	5,294
3.13%, 11/15/28 (i)	44	46
		36,039
Total Government And Agency Obligations (cost $79,708)		81,694
INVESTMENT COMPANIES 0.0%
Altaba Inc. (a)	3	256
Total Investment Companies (cost $237)		256
SHORT TERM INVESTMENTS 11.1%
Investment Companies 10.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (l) (m)	7,466	7,466
T. Rowe Price Government Reserve Fund, 2.55% (l) (m)	44,397	44,397
		51,863
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (l) (m)	3,684	3,684
Treasury Securities 0.0%
U.S. Treasury Bill
2.46%, 04/18/19 (n)	37	37
Total Short Term Investments (cost $55,584)		55,584
Total Investments 100.6% (cost $494,477)		501,439
Other Derivative Instruments 0.1%		528
Other Assets and Liabilities, Net (0.7)%		(3,493)
Total Net Assets 100.0%		498,474

(a) Non-income producing security.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $29,417 and 5.9%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $12,676.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(n) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Mini MSCI Emerging EAFE Index	303	June 2019	27,731	96	545
S&P 500 E-Mini Index	435	June 2019	60,291	365	1,431
				461	1,976
Short Contracts
U.S. Treasury Long Bond	(27)	June 2019	(3,922)	10	(119)
U.S. Treasury Note, 10-Year	(46)	June 2019	(5,636)	13	(78)
U.S. Treasury Note, 2-Year	(17)	June 2019	(3,619)	5	(4)
U.S. Treasury Note, 5-Year	(144)	June 2019	(16,544)	33	(135)
Ultra 10-Year U.S. Treasury Note	(1)	June 2019	(132)	—	—
Ultra Long Term U.S. Treasury Bond	(16)	June 2019	(2,584)	6	(104)
				67	(440)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 93.8%
Communication Services 1.7%
IAC/InterActiveCorp. (a)	431	90,557
Zillow Group Inc. - Class A (a)	42	1,440
Zillow Group Inc. - Class C (a) (b)	186	6,462
		98,459
Consumer Discretionary 14.3%
Aptiv Plc	704	55,961
Aramark Corp.	652	19,267
Burlington Stores Inc. (a)	371	58,128
Carmax Inc. (a)	280	19,544
Darden Restaurants Inc.	160	19,435
Dollar General Corp.	600	71,580
Dollar Tree Inc. (a)	516	54,201
Dunkin' Brands Group Inc.	469	35,222
Ferrari NV (b)	55	7,359
Frontdoor Inc. (a)	456	15,696
Hilton Worldwide Holdings Inc.	477	39,643
Levi Strauss & Co. - Class A (a)	302	7,112
Marriott International Inc. - Class A	326	40,779
MGM Resorts International	2,458	63,072
Michaels Cos. Inc. (a) (b)	558	6,372
Norwegian Cruise Line Holdings Ltd. (a)	1,594	87,606
O'Reilly Automotive Inc. (a)	93	36,112
ServiceMaster Global Holdings Inc. (a)	754	35,212
Tapestry Inc.	1,957	63,583
Tiffany & Co.	130	13,722
Ulta Beauty Inc. (a)	84	29,293
Vail Resorts Inc.	233	50,631
Visteon Corp. (a)	234	15,760
		845,290
Consumer Staples 2.9%
Casey's General Stores Inc.	354	45,585
ConAgra Brands Inc.	1,326	36,783
Kroger Co.	839	20,639
Sprouts Farmers Market Inc. (a)	1,116	24,039
TreeHouse Foods Inc. (a)	658	42,474
		169,520
Energy 3.0%
Cabot Oil & Gas Corp.	1,342	35,026
Centennial Resource Development Inc. - Class A (a) (b)	1,051	9,238
Concho Resources Inc.	569	63,136
Continental Resources Inc. (a)	577	25,832
Pioneer Natural Resources Co.	286	43,552
		176,784
Financials 8.1%
Assurant Inc.	326	30,974
Axis Capital Holdings Ltd.	361	19,776
CBOE Global Markets Inc.	464	44,284
DocuSign Inc. (a) (b)	280	14,515
Fidelity National Financial Inc.	1,676	61,258
Fifth Third Bancorp	929	23,429
KKR & Co. Inc.	1,246	29,269
MarketAxess Holdings Inc.	93	22,885
Oaktree Capital Group LLC - Class A	220	10,923
Progressive Corp.	280	20,185
Shopify Inc. - Class A (a)	68	14,050
SLM Corp.	1,398	13,854
TD Ameritrade Holding Corp.	1,551	77,535
Webster Financial Corp.	319	16,164
Willis Towers Watson Plc	465	81,677
		480,778
Health Care 17.4%
Acadia Pharmaceuticals Inc. (a)	745	21,836
Agilent Technologies Inc.	1,315	105,700
Alkermes Plc (a)	1,118	40,796
Alnylam Pharmaceuticals Inc. (a)	214	19,998
Amneal Pharmaceuticals Inc. - Class A (a) (b)	1,362	19,300
Argenx SE - ADR (a)	93	11,616
Bruker Corp.	1,765	67,847
	Shares/Par[1]	Value ($)
Catalent Inc. (a)	1,502	60,966
Cooper Cos. Inc.	421	124,688
Elanco Animal Health Inc. (a) (b)	1,397	44,817
Exact Sciences Corp. (a)	279	24,167
Hologic Inc. (a)	2,390	115,676
ICU Medical Inc. (a)	103	24,761
Idexx Laboratories Inc. (a)	73	16,323
Incyte Corp. (a)	334	28,727
Iqvia Ltd. (a)	177	25,461
MEDNAX Inc. (a)	419	11,384
Perrigo Co. Plc	756	36,409
Sage Therapeutics Inc. (a)	95	15,110
Seattle Genetics Inc. (a) (b)	345	25,268
Teleflex Inc.	485	146,548
Veeva Systems Inc. - Class A (a)	60	7,612
West Pharmaceutical Services Inc.	280	30,856
		1,025,866
Industrials 18.2%
Alaska Air Group Inc.	270	15,152
Allegion Plc	471	42,724
BWX Technologies Inc.	610	30,244
Colfax Corp. (a)	1,188	35,260
CoStar Group Inc. (a)	93	43,377
Equifax Inc.	186	22,041
Fortive Corp.	791	66,357
Gardner Denver Holdings Inc. (a)	1,655	46,026
Harris Corp.	656	104,770
IDEX Corp.	516	78,298
JB Hunt Transport Services Inc.	372	37,680
Kansas City Southern	187	21,652
KAR Auction Services Inc.	326	16,727
L3 Technologies Inc.	106	21,875
Roper Industries Inc.	233	79,679
Sensata Technologies Holding Plc (a)	1,579	71,087
Textron Inc.	1,935	98,027
TransUnion LLC	800	53,472
United Continental Holdings Inc. (a)	370	29,519
Verisk Analytics Inc.	560	74,480
Waste Connections Inc.	373	33,044
Xylem Inc.	704	55,644
		1,077,135
Information Technology 20.6%
Atlassian Corp. Plc - Class A (a)	371	41,697
Black Knight Inc. (a)	557	30,357
Ceridian HCM Holding Inc. (a) (b)	322	16,494
Cognex Corp.	112	5,696
Coherent Inc. (a)	113	15,973
CoreLogic Inc. (a)	1,158	43,147
Corning Inc.	1,876	62,096
Entegris Inc.	418	14,918
Fidelity National Information Services Inc.	371	41,960
Fiserv Inc. (a)	749	66,122
FleetCor Technologies Inc. (a)	235	57,949
Gartner Inc. (a)	185	28,061
Global Payments Inc.	234	31,946
Guidewire Software Inc. (a)	28	2,721
IHS Markit Ltd. (a)	704	38,284
Keysight Technologies Inc. (a)	1,072	93,478
Marvell Technology Group Ltd.	2,194	43,639
Maxim Integrated Products Inc.	707	37,591
Microchip Technology Inc. (b)	1,406	116,642
National Instruments Corp.	434	19,252
Red Hat Inc. (a)	46	8,404
Skyworks Solutions Inc.	466	38,436
Splunk Inc. (a)	242	30,153
SS&C Technologies Holdings Inc.	429	27,323
Symantec Corp.	1,972	45,336
Tableau Software Inc. - Class A (a)	318	40,475
Workday Inc. - Class A (a)	446	86,011
Worldpay Inc. - Class A (a)	694	78,769
Xilinx Inc.	418	52,998
		1,215,928
Materials 6.3%
Air Products & Chemicals Inc.	375	71,610

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Avery Dennison Corp.	284	32,092
Ball Corp.	1,741	100,734
Franco-Nevada Corp. (b)	389	29,194
Martin Marietta Materials Inc.	145	29,171
RPM International Inc.	801	46,490
Sealed Air Corp.	938	43,204
Valvoline Inc.	1,102	20,453
		372,948
Real Estate 0.0%
WeWork Co. - Class A (a) (c) (d) (e)	66	3,189
Utilities 1.3%
Atmos Energy Corp.	208	21,409
Sempra Energy	430	54,120
		75,529
Total Common Stocks (cost $4,182,443)		5,541,426
PREFERRED STOCKS 0.2%
Real Estate 0.2%
WeWork Co. - Series D-2 (a) (c) (d) (e)	122	5,942
WeWork Co. - Series D-1 (a) (c) (d) (e)	156	7,563
Total Preferred Stocks (cost $4,627)		13,505
SHORT TERM INVESTMENTS 6.0%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (f) (g)	3,203	3,203
	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 2.55% (f) (g)	348,263	348,263
		351,466
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (f) (g)	725	725
Total Short Term Investments (cost $352,191)		352,191
Total Investments 100.0% (cost $4,539,261)		5,907,122
Other Assets and Liabilities, Net 0.0%		1,416
Total Net Assets 100.0%		5,908,538

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Co. - Series D-2	12/10/14	2,036	5,942	0.1
WeWork Co. - Class A	12/10/14	949	3,189	0.1
WeWork Co. - Series D-1	12/10/14	2,591	7,563	0.1
		5,576	16,694	0.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.6%
Industrials 0.1%
American Airlines Inc.
3.70%, 10/15/25	1,942	1,893
Allegro CLO Ltd.
Series 2015-AR-IA, 3.61%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	3,110	3,094
Ally Auto Receivables Trust
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,034
Series 2015-C-2, 2.41%, 01/15/21 (b)	2,985	2,985
Series 2017-C-2, 2.46%, 09/15/22	395	391
Series 2017-D-2, 2.93%, 11/15/23	550	545
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,597
Series 2018-A-4, 3.30%, 07/15/21	2,530	2,560
AmeriCredit Automobile Receivables Trust
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,847
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,122
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,441
Series 2016-A3-4, 1.53%, 07/08/21	1,036	1,033
Series 2014-E-4, 3.66%, 03/08/22	845	845
Series 2018-A3-3, 3.38%, 03/18/22 (c)	5,820	5,890
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,557
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,187
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,299
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,031
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,103
Series 2014-D-3, REMIC, 3.13%, 10/08/20	2,213	2,213
Series 2014-E-3, REMIC, 3.72%, 03/08/22 (b)	860	860
Angel Oak Mortgage Trust I LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a) (b)	2,790	2,789
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a) (b) (d)	1,420	1,420
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (b)	354	353
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,955	1,951
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	1,145	1,146
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	812	809
Avis Budget Rental Car Funding AESOP LLC
Series 2014-A-1A, 2.46%, 07/20/19 (b)	587	586
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,469
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,643
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	846
Series 2016-A-1A, 2.99%, 06/20/21 (b)	2,200	2,203
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,117
Series 2019-B-1A, REMIC, 3.70%, 03/20/22 (b)	625	630
Babson CLO Ltd.
Series 2013-AR-IA, 3.56%, (3M USD LIBOR + 0.80%), 01/20/28 (a) (b)	3,900	3,868
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 3.33%, (1M USD LIBOR + 0.85%), 09/15/20 (a) (b)	2,400	2,388
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	3,647	3,656
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	3,124	3,133
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a) (b)	1,134	1,137
BlueMountain CLO Ltd.
Series 2015-A1R-2A, 3.71%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,770	3,751
BX Trust
Series 2017-B-IMC, 3.88%, (1M USD LIBOR + 1.40%), 10/15/19 (a) (b)	3,845	3,822
Series 2017-D-IMC, 4.73%, (1M USD LIBOR + 2.25%), 10/15/19 (a) (b)	1,210	1,205
Series 2018-A-IND, 3.23%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (b)	2,040	2,035
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	784
Capital Auto Receivables Asset Trust
Series 2016-A4-2, 1.63%, 07/20/19	985	983
	Shares/Par[1]	Value ($)
Series 2016-A3-3, 1.54%, 08/20/20	31	31
Series 2018-B-2, 3.48%, 12/21/20 (b)	885	891
Series 2018-C-2, 3.69%, 02/22/21 (b)	1,130	1,138
Series 2018-C-1, 3.36%, 06/20/21 (b)	2,280	2,286
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,250
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	383
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	617
Carlyle Global Market Strategies CLO Ltd.
Series 2015-AR-1A, 3.76%, (3M USD LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,418
Series 2015-A1R-3A, 3.76%, (3M USD LIBOR + 1.00%), 07/28/28 (a) (b)	3,805	3,793
CarMax Auto Owner Trust
Series 2016-A3-4, 1.40%, 04/15/20	1,606	1,594
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,635
Series 2017-C-4, 2.70%, 10/15/21	530	524
Series 2015-D-4, 3.00%, 05/16/22	600	599
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	285	284
Citigroup Commercial Mortgage Trust
Series 2015-A1-GC27, REMIC, 1.35%, 11/13/19	43	43
Series 2015-A1-P1, REMIC, 1.65%, 04/17/20	402	399
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	626	623
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	699	693
CLNS Trust
Series 2017-A-IKPR, 3.29%, (1M USD LIBOR + 0.80%), 06/13/19 (a) (b)	1,395	1,390
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	1,239	1,230
Series 2019-A3-A, 3.01%, 10/15/22	1,500	1,511
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	432	431
Cole Park CLO Ltd.
Series 2015-AR-1A, 3.81%, (3M USD LIBOR + 1.05%), 10/20/28 (a) (b)	3,985	3,978
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	517	516
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	184	184
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	580	569
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	86	85
Series 2019-A1-2, 3.34%, 05/25/49 (b)	1,915	1,915
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,324	1,310
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	563	559
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	245	245
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	2,903	2,919
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	1,410	1,418
Series 2018-A1-4, REMIC, 4.01%, 12/28/48 (b)	2,587	2,620
COMM Mortgage Trust
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	969	963
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	394	391
Series 2014-A-TWC, REMIC, 3.35%, (1M USD LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,280
Commercial Mortgage Pass-Through Certificates
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,616
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	90	89
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	820	814
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	302	300
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	1,116	1,105
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	2,015	2,029
Series 2018-A3-3A, 3.96%, 10/25/22 (b)	231	234
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a) (b)	1,375	1,369
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	119	118
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	112	111
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23 (b)	3,412	3,415

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a) (b)	280	279
Diamond Resorts Owner Trust
Series 2015-A-2, 2.99%, 05/22/28 (b)	320	320
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	294	288
Series 2017-A-A, 2.69%, 03/25/30 (b)	702	696
Enterprise Fleet Financing LLC
Series 2016-A2-2, 1.74%, 06/20/19 (b)	288	288
Series 2017-A2-1, 2.13%, 01/20/20 (b)	460	458
Series 2017-A2-2, 1.97%, 04/20/20 (b)	652	649
Series 2017-A2-3, 2.13%, 08/20/20 (b)	2,723	2,708
Series 2018-A2-1, 2.87%, 02/20/21 (b)	1,568	1,569
Series 2018-A2-2, 3.14%, 06/20/21 (b)	2,060	2,068
Series 2017-A3-3, 2.36%, 08/20/21 (b)	955	943
Series 2019-A2-1, 2.98%, 02/22/22 (b)	1,375	1,380
Fannie Mae Connecticut Avenue Securities
Series 2017-1M1-C01, 3.79%, (1M USD LIBOR + 1.30%), 01/25/27 (a)	722	724
Series 2016-2M1-C07, 3.79%, (1M USD LIBOR + 1.30%), 05/25/29 (a)	77	77
Series 2017-2M1-C02, 3.64%, (1M USD LIBOR + 1.15%), 09/25/29 (a)	1,806	1,808
Series 2017-2M1-C04, 3.34%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	1,705	1,705
Series 2017-1M1-C03, REMIC, 3.44%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	2,215	2,218
Series 2017-1M1-C05, REMIC, 3.04%, (1M USD LIBOR + 0.55%), 01/25/30 (a)	1,926	1,927
Series 2017-1M1-C06, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	1,584	1,584
Series 2017-2M1-C06, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	680	680
Series 2018-2M1-C02, REMIC, 3.14%, (1M USD LIBOR + 0.65%), 08/26/30 (a)	627	626
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 06/15/20	915	914
Ford Credit Floorplan Master Owner Trust
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,165
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA3, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	2,116	2,115
Series 2018-M1-HQA2, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 10/26/48 (a) (b)	2,905	2,897
Galaxy XXIX CLO Ltd.
Series 2018-A-29A, 3.47%, 11/16/26	—	—
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32 (b)	1,691	1,719
Series 2018-A33-1, 3.50%, 02/25/33 (a) (b)	1,658	1,643
GM Financial Automobile Leasing Trust
Series 2017-A4-1, 2.26%, 08/20/20	440	439
Series 2017-C-3, 2.73%, 09/20/21	780	776
Series 2018-C-1, 3.11%, 12/20/21	985	983
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,115
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,445
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	629
GMF Floorplan Owner Revolving Trust
Series 2016-B-1, 2.41%, 05/15/19 (b)	845	844
Series 2016-C-1, 2.85%, 05/15/19 (b)	325	325
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	802
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,404
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,558
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	965
Series 2018-A1-4, 3.50%, 09/15/21 (b)	3,465	3,530
Golub Capital Partners ClO Ltd.
Series 2018-A1-39A, 3.49%, (3M USD LIBOR + 1.15%), 10/20/28 (a) (b)	2,180	2,172
Great Wolf Trust
Series 2017-A-WOLF, 3.48%, (1M USD LIBOR + 0.85%), 09/16/19 (a) (b)	1,745	1,741
Series 2017-C-WOLF, 3.95%, (1M USD LIBOR + 1.32%), 09/16/19 (a) (b)	2,495	2,492
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (b)	107	106
	Shares/Par[1]	Value ($)
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	944
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	314	309
Series 2014-A1-GC24, REMIC, 1.51%, 07/12/19	180	179
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	216	215
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	689	684
Series 2014-2A1-EB1A, REMIC, 2.46%, 05/25/21 (a) (b)	327	320
Series 2018-D-FBLU, REMIC, 4.48%, 11/15/20 (b)	800	798
Series 2018-A-FBLU, REMIC, 3.43%, 11/16/20 (b)	1,525	1,522
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	2,187	2,210
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 08/25/23 (b)	375	372
Series 2014-A-AA, 1.77%, 11/25/26 (b)	461	456
HLA CLO
Series 2014-B1-3A, 4.46%, 10/22/25 (b)	1,960	1,956
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.65%, 01/25/59 (a) (b)	3,750	3,750
Series 2019-A3-1, 3.85%, 01/25/59 (a) (b)	2,390	2,390
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (b)	1,557	1,579
Homeward Opportunities Fund I Trust
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (b)	1,947	1,967
Hyundai Auto Lease Securitization Trust
Series 2016-A4-C, 1.65%, 07/15/20 (b)	570	570
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	869
John Deere Owner Trust
Series 2016-A3-A, 1.36%, 04/15/20	221	221
JPMBB Commercial Mortgage Securities Trust
Series 2015-A1-C27, REMIC, 1.41%, 12/17/19	259	258
Series 2015-A1-C32, REMIC, 1.51%, 04/17/20	134	133
KKR CLO XIII Ltd.
Series A1R-13, 3.58%, (3M USD LIBOR + 0.80%), 01/16/28 (a) (b)	3,920	3,884
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	248	247
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.95%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,623
Magnetite XVI Ltd.
Series 2015-AR-16A, 3.58%, (3M USD LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,089
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a) (b)	1,339	1,326
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (b)	433	427
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a) (b)	1,806	1,784
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-A1-C19, REMIC, 1.57%, 09/17/19	284	283
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	835	829
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	554	546
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	742
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	266
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	997
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 3.33%, (1M USD LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,913
Series 2017-C-CLS, 3.48%, (1M USD LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,537
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	904	897
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (b)	498	492
Series 2013-A-1A, 2.15%, 04/22/30 (b)	144	143
Series 2015-A-1A, 2.52%, 12/20/32 (b)	1,179	1,168
Series 2017-A-1A, 2.42%, 12/20/34 (b)	428	423
Series 2017-B-1A, 2.75%, 12/20/34 (b)	145	143
Series 2017-C-1A, 2.99%, 12/20/34 (b)	396	389
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	1,691	1,687

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Nelnet Student Loan Trust
Series 2005-A4-4, 3.00%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	2,062	1,992
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R2-19A, 3.59%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,815	3,791
Neuberger Berman CLO XVI Ltd.
Series 2017-A-16SA, 3.64%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,335	2,328
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48 (b)	3,473	3,561
Nissan Auto Lease Trust
Series 2017-A4-B, 2.17%, 03/16/20	970	965
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	507	506
Nissan Master Owner Trust Receivables
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,259
OCP CLO Ltd.
Series 2015-A1R-10A, 3.58%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,513
Series 2014-A1RR-7A, 3.88%, (3M USD LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	5,973
OZLM VIII Ltd.
Series 2014-A1RR-8A, 3.63%, (3M USD LIBOR + 1.17%), 10/17/29 (a) (b)	2,515	2,516
Planet Fitness Master Issuer LLC
Series 2018-A2I-1A, 4.26%, 09/05/22 (b)	2,811	2,891
RETL
Series 2019-A-RVP, REMIC, 3.63%, (1M USD LIBOR + 1.15%), 03/15/21 (a) (b)	4,200	4,203
Santander Drive Auto Receivables Trust
Series 2015-E-2, 4.02%, 05/15/19 (b)	1,750	1,757
Series 2017-B-1, 2.10%, 07/15/19	136	136
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,405
Series 2017-C-1, 2.58%, 06/15/20	370	369
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,577
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,120
Series 2015-D-3, 3.49%, 05/17/21	4,725	4,739
Series 2015-C-5, 2.74%, 12/15/21	685	685
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,412
Series 2018-C-1, 2.96%, 02/15/22	630	629
Series 2016-D-1, 4.02%, 04/15/22	1,035	1,045
Series 2016-D-3, 2.80%, 08/15/22	1,400	1,399
Series 2015-E-3, REMIC, 4.50%, 06/15/23 (b)	1,520	1,530
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	818
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	854
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,850
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,116
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34 (b)	1,721	1,764
Series 2018-A19-CH4, 4.50%, 09/25/34 (b)	1,121	1,158
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a) (b)	2,888	2,890
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (b)	993	1,025
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a) (b)	3,738	3,788
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	172	172
Series 2017-A-1A, 2.91%, 07/20/24 (b)	300	300
Series 2014-A-3A, 2.30%, 10/20/31 (b)	295	294
Series 2015-A-1A, 2.40%, 03/20/32 (b)	971	963
Series 2015-A-2A, 2.43%, 06/20/32 (b)	524	520
Series 2016-A-1A, 3.08%, 03/21/33 (b)	557	556
Series 2016-A-2A, 2.33%, 07/20/33 (b)	359	355
Series 2019-A-1A, 3.20%, 01/20/36 (b)	1,430	1,436
SLIDE Commercial Mortgage Pass-Through Certificates
Series 2018-D-FUN, 4.33%, (1M USD LIBOR + 1.85%), 06/15/21 (a) (b)	1,919	1,921
SLM Student Loan Trust
Series 2007-A4-7, 3.10%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,265	1,242
	Shares/Par[1]	Value ($)
Series 2008-A-9, 4.27%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	572	578
Series 2008-A4-5, 4.47%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	787	795
Series 2010-A-1, 2.89%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,780	2,721
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.48%, (1M USD LIBOR + 1.00%), 04/15/23 (a) (b)	978	982
Series 2018-A2B-B, 3.20%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,985	4,963
Series 2014-A3-A, 3.98%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,479
Series 2016-A2B-C, 3.58%, (1M USD LIBOR + 1.10%), 09/15/34 (a) (b)	3,324	3,348
STACR Trust
Series 2018-M1-HRP2, REMIC, 3.34%, (1M USD LIBOR + 0.85%), 02/25/47 (a) (b)	860	860
Series 2018-M2-HRP2, REMIC, 3.74%, (1M USD LIBOR + 1.25%), 02/25/47 (a) (b)	1,725	1,731
Starwood Mortgage Residential Trust
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (b)	1,655	1,654
Synchrony Credit Card Master Note Trust
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,575
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,522
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,790
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a) (b)	4,591	4,573
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	4,314	4,298
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a) (b)	1,353	1,341
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,349	1,336
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a) (b)	700	694
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a) (b)	954	949
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a) (b)	626	618
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a) (b)	1,317	1,298
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a) (b)	2,101	2,068
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a) (b)	5,086	4,993
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a) (b)	798	788
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a) (b)	2,846	2,801
Toyota Auto Receivables Owner Trust
Series 2019-A4-A, 3.00%, 11/15/22	1,545	1,560
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (b)	1,925	1,918
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,681
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	837
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,730
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,116
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,349
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	417	415
Series 2019-A1-INV1, 3.40%, 12/25/59 (a) (b)	1,900	1,899
Series 2019-M1-INV1, 4.03%, 12/25/59 (a) (b) (d)	495	495
Series 2018-A1-2, REMIC, 3.68%, 06/01/58 (b)	2,579	2,605
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	691	698
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	434	438
Series 2018-A1-3, REMIC, 4.11%, 10/25/58 (b)	3,474	3,526
Series 2019-A-1-1, REMIC, 3.84%, 02/25/59 (b)	3,614	3,641
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (b)	70	70
Series 2017-A-A, 2.98%, 11/16/20 (b)	620	621
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	216	215
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	133	132
Series 2015-A2-NXS2, REMIC, 3.02%, 03/17/20	3,900	3,895
Series 2016-A1-LC24, REMIC, 1.44%, 10/19/20	200	198
Series 2016-A1-C32, REMIC, 1.58%, 10/19/20	1,600	1,586

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,055
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (b)	23	22
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	175	175
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	665
Total Non-U.S. Government Agency Asset-Backed Securities (cost $429,791)		429,097
CORPORATE BONDS AND NOTES 49.7%
Communication Services 3.4%
America Movil SAB de CV
5.00%, 10/16/19 - 03/30/20	4,265	4,345
Axiata SPV 2 Bhd
3.47%, 11/19/20	1,745	1,751
Baidu Inc.
2.75%, 06/09/19	6,415	6,414
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,713
4.46%, 07/23/22	3,590	3,713
Comcast Corp.
3.70%, 04/15/24	4,160	4,294
Crown Castle Towers LLC
3.72%, 07/15/23 (b)	220	225
Deutsche Telekom International Finance BV
2.23%, 01/17/20 (b)	3,135	3,118
Discovery Communications LLC
2.20%, 09/20/19	1,475	1,469
Expedia Group Inc.
5.95%, 08/15/20	785	816
Fox Corp.
3.67%, 01/25/22 (b)	670	684
4.03%, 01/25/24 (b)	785	814
Interpublic Group of Cos. Inc.
3.50%, 10/01/20	700	707
NBCUniversal Media LLC
5.15%, 04/30/20	3,655	3,746
Omnicom Group Inc.
4.45%, 08/15/20	3,845	3,928
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,398
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	2,285	2,319
Tencent Holdings Ltd.
3.38%, 05/02/19 (b)	1,415	1,415
2.88%, 02/11/20 (b)	3,845	3,846
Time Warner Cable Inc.
8.25%, 04/01/19	5,830	5,831
Vodafone Group Plc
3.75%, 01/16/24	1,700	1,713
		56,259
Consumer Discretionary 2.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,164
AutoZone Inc.
1.63%, 04/21/19	475	475
D.R. Horton Inc.
2.55%, 12/01/20	1,270	1,262
Dollar Tree Inc.
3.47%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	2,975	2,976
eBay Inc.
2.15%, 06/05/20	2,155	2,136
GLP Capital LP
4.88%, 11/01/20	2,455	2,498
INVISTA Finance LLC
4.25%, 10/15/19 (b)	5,260	5,281
JD.com Inc.
3.13%, 04/29/21	4,075	4,042
McDonald's Corp.
3.35%, 04/01/23	1,675	1,709
Nissan Motor Acceptance Corp.
1.55%, 09/13/19 (b)	2,095	2,084
2.15%, 09/28/20 (b)	1,165	1,146
	Shares/Par[1]	Value ($)
3.65%, 09/21/21 (b)	1,340	1,347
QVC Inc.
3.13%, 04/01/19	8,569	8,569
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	637
Starbucks Corp.
2.70%, 06/15/22	1,130	1,129
		41,455
Consumer Staples 2.4%
Altria Group Inc.
3.49%, 02/14/22	1,300	1,321
3.80%, 02/14/24	3,320	3,380
BAT Capital Corp.
2.30%, 08/14/20	6,405	6,341
2.76%, 08/15/22	2,835	2,789
Campbell Soup Co.
3.11%, (3M USD LIBOR + 0.50%), 03/16/20 (a)	2,415	2,410
3.24%, (3M USD LIBOR + 0.63%), 03/15/21 (a)	2,415	2,405
Conagra Brands Inc.
3.51%, (3M USD LIBOR + 0.75%), 10/22/20 (a)	1,115	1,118
Danone SA
1.69%, 10/30/19 (b)	6,780	6,734
General Mills Inc.
3.32%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	4,635	4,626
Kroger Co.
1.50%, 09/30/19	1,156	1,150
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21 (b)	3,895	3,938
Molson Coors Brewing Co.
2.25%, 03/15/20	2,310	2,295
Reynolds American Inc.
8.13%, 06/23/19 (e)	1,115	1,127
Tyson Foods Inc.
2.25%, 08/23/21	1,545	1,520
		41,154
Energy 3.8%
BP Capital Markets Plc
2.32%, 02/13/20	2,516	2,505
Cenovus Energy Inc.
5.70%, 10/15/19	3,185	3,225
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/20	5,900	5,893
Columbia Pipeline Group Inc.
3.30%, 06/01/20	3,350	3,364
Enable Midstream Partners LP
2.40%, 05/15/19 (f)	1,510	1,509
Encana Corp.
6.50%, 05/15/19	5,060	5,080
ENI SpA
4.00%, 09/12/23 (b)	925	946
EnLink Midstream LLC
2.70%, 04/01/19	4,105	4,105
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,425
2.80%, 02/15/21	2,455	2,456
3.50%, 02/01/22	2,590	2,640
Marathon Oil Corp.
2.70%, 06/01/20	2,645	2,634
Petroleos Mexicanos
8.00%, 05/03/19	3,630	3,645
5.50%, 01/21/21	370	376
6.38%, 02/04/21	2,055	2,127
Phillips 66
3.25%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,701
Plains All American Pipeline LP
2.60%, 12/15/19	870	869
5.75%, 01/15/20	1,145	1,167
5.00%, 02/01/21	1,155	1,187
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,685	2,790
Schlumberger Holdings Corp.
3.75%, 05/01/24 (b)	1,600	1,635
Valero Energy Corp.
6.13%, 02/01/20	3,840	3,940

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Williams Partners LP
5.25%, 03/15/20	6,790	6,935
3.35%, 08/15/22	1,005	1,012
		63,166
Financials 21.6%
ABN AMRO Bank NV
3.21%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,797
AerCap Ireland Capital DAC
3.75%, 05/15/19	330	330
4.63%, 10/30/20	2,360	2,412
4.45%, 12/16/21	1,285	1,319
3.95%, 02/01/22	3,350	3,394
AIA Group Ltd.
3.15%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,019
AIG Global Funding
3.35%, 06/25/21 (b) (c)	1,795	1,807
American Express Co.
3.00%, 02/22/21	2,800	2,814
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,414
2.38%, 05/26/20	550	548
American International Group Inc.
2.30%, 07/16/19	1,790	1,788
6.40%, 12/15/20	885	936
ANZ New Zealand International Ltd.
2.20%, 07/17/20 (b)	2,130	2,114
2.75%, 01/22/21 (b)	2,390	2,381
AON Corp.
5.00%, 09/30/20	315	325
Aon Plc
2.80%, 03/15/21	4,310	4,302
Banco de Credito del Peru
2.25%, 10/25/19 (b) (c)	785	781
Banco Santander Chile
2.50%, 12/15/20 (b)	4,430	4,397
Banco Santander SA
3.92%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,179
Bank of America Corp.
2.63%, 04/19/21	2,395	2,389
3.15%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,067
3.25%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,181
2.50%, 10/21/22	1,760	1,737
3.92%, (3M USD LIBOR + 1.16%), 01/20/23 (a) (c)	4,025	4,071
Bank of Montreal
3.26%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,506
Banque Federative du Credit Mutuel SA
2.00%, 04/12/19 (b)	1,140	1,140
2.20%, 07/20/20 (b)	2,430	2,409
Barclays Bank Plc
2.65%, 01/11/21	2,290	2,273
Barclays Plc
2.75%, 11/08/19	3,480	3,474
4.41%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,605	2,596
Bayer US Finance II LLC
3.23%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,889
BB&T Corp.
2.15%, 02/01/21	3,035	3,004
BMW US Capital LLC
3.21%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,653
3.19%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,954
Boral Finance Pty Ltd.
3.00%, 11/01/22 (b)	350	344
BPCE SA
2.50%, 07/15/19	1,515	1,515
3.88%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,611
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (c)	3,250	3,266
3.00%, 09/25/22	1,025	1,010
	Shares/Par[1]	Value ($)
Capital One Bank USA NA
8.80%, 07/15/19	600	610
Capital One Financial Corp.
2.50%, 05/12/20	850	847
2.40%, 10/30/20	1,455	1,447
3.90%, 01/29/24	1,295	1,323
Capital One NA
2.35%, 01/31/20	4,270	4,252
Caterpillar Financial Services Corp.
2.89%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,423
2.95%, 02/25/22	2,665	2,690
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,617
Charles Schwab Corp.
2.96%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,348
China Overseas Finance VI Ltd.
4.25%, 05/08/19	3,340	3,343
Citigroup Inc.
2.05%, 06/07/19	2,795	2,792
3.57%, (3M USD LIBOR + 0.79%), 01/10/20 (a)	4,145	4,158
2.70%, 03/30/21	1,375	1,374
2.90%, 12/08/21	4,145	4,146
Citizens Bank NA
2.45%, 12/04/19	960	957
2.25%, 03/02/20 - 10/30/20	2,222	2,212
2.55%, 05/13/21	1,625	1,613
3.25%, 02/14/22	1,560	1,575
CNH Industrial Capital LLC
3.38%, 07/15/19	1,275	1,274
4.38%, 11/06/20 (c)	4,025	4,096
3.88%, 10/15/21	3,355	3,394
CNO Financial Group Inc.
4.50%, 05/30/20	1,515	1,527
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	3,265	3,327
Credit Agricole SA
3.80%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,592
Credit Suisse AG
5.40%, 01/14/20	750	764
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,380	1,378
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	5,620	5,586
3.10%, 05/04/20 (b)	1,515	1,518
2.30%, 02/12/21 (b)	495	489
3.75%, 11/05/21 (b)	2,390	2,430
Danske Bank A/S
2.20%, 03/02/20 (b)	4,185	4,140
Deutsche Bank AG
4.03%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,186
Discover Bank
7.00%, 04/15/20	5,290	5,502
3.10%, 06/04/20	1,680	1,683
3.20%, 08/09/21	570	573
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	3,365	3,344
EDP Finance BV
4.90%, 10/01/19 (b)	1,940	1,957
4.13%, 01/15/20 (b)	1,035	1,045
Enel Finance International NV
2.88%, 05/25/22 (b)	3,085	3,034
4.25%, 09/14/23 (b)	1,525	1,558
ERAC USA Finance LLC
2.35%, 10/15/19 (b)	535	534
First Niagara Financial Group Inc.
7.25%, 12/15/21	1,290	1,417
Ford Motor Credit Co. LLC
2.02%, 05/03/19	2,285	2,282
2.68%, 01/09/20	4,485	4,465
2.46%, 03/27/20	1,210	1,200
3.16%, 08/04/20	1,995	1,980
2.34%, 11/02/20	1,555	1,519
3.47%, 04/05/21	1,000	989

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
GE Capital International Funding Co.
2.34%, 11/15/20	8,355	8,249
General Motors Financial Co. Inc.
3.20%, 07/13/20	3,720	3,727
3.65%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,765
Goldman Sachs Group Inc.
2.30%, 12/13/19	2,225	2,218
5.38%, 03/15/20	995	1,018
6.00%, 06/15/20	305	316
2.75%, 09/15/20	1,090	1,089
5.75%, 01/24/22	1,990	2,133
3.87%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,046
3.52%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	731
Harley-Davidson Financial Services Inc.
2.15%, 02/26/20 (b)	1,225	1,216
3.14%, (3M USD LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,885
3.56%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,488
4.05%, 02/04/22 (b)	2,380	2,405
HSBC Bank USA NA
4.88%, 08/24/20	3,644	3,744
HSBC Holdings Plc
3.28%, (3M USD LIBOR + 0.60%), 05/18/21 (a)	2,760	2,758
3.25%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (g)	1,590	1,588
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,382
Hyundai Capital America Inc.
2.00%, 07/01/19 (b)	2,290	2,285
Imperial Brands Finance Plc
2.95%, 07/21/20 (b)	3,920	3,910
ING Groep NV
3.75%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,928
JPMorgan Chase & Co.
4.95%, 03/25/20	795	814
4.40%, 07/22/20	599	613
4.25%, 10/15/20	935	956
3.15%, (3M USD LIBOR + 0.55%), 03/09/21 (a)	3,890	3,893
JPMorgan Chase Bank NA
2.60%, 02/01/21	1,085	1,083
KeyBank NA
3.30%, 02/01/22	1,610	1,637
Legg Mason Inc.
2.70%, 07/15/19	635	635
Lincoln National Corp.
4.00%, 09/01/23	655	685
Marsh & McLennan Companies Inc.
3.50%, 12/29/20	2,025	2,051
3.88%, 03/15/24	1,905	1,975
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,091
Mitsubishi UFJ Financial Group Inc.
3.41%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	962
3.58%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,257
3.22%, 03/07/22	2,890	2,911
3.62%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,559
Morgan Stanley
5.50%, 01/26/20 - 07/24/20	1,820	1,878
3.25%, (3M USD LIBOR + 0.55%), 02/10/21 (a)	3,065	3,066
New York Life Global Funding
3.05%, (3M USD LIBOR + 0.32%), 08/06/21 (a) (b)	2,925	2,929
PNC Bank NA
2.45%, 11/05/20	2,280	2,271
Principal Life Global Funding II
1.50%, 04/18/19 (b)	1,830	1,829
2.20%, 04/08/20 (b)	3,305	3,290
Regions Bank
3.18%, (3M USD LIBOR + 0.38%), 04/01/21 (a)	3,320	3,299
3.19%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	979
Reinsurance Group of America Inc.
6.45%, 11/15/19	2,800	2,864
5.00%, 06/01/21	295	307
	Shares/Par[1]	Value ($)
Royal Bank of Scotland Group Plc
6.40%, 10/21/19	715	728
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,901
Santander UK Plc
2.13%, 11/03/20	1,035	1,023
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	11,095	11,045
2.88%, 09/23/23	290	287
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 (b)	446	458
Solvay Finance America LLC
3.40%, 12/03/20 (b)	4,305	4,321
Standard Chartered Plc
2.10%, 08/19/19 (b)	1,120	1,117
2.40%, 09/08/19 (b)	590	589
3.91%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,191
Sumitomo Mitsui Trust Bank Ltd.
1.95%, 09/19/19 (b)	1,565	1,558
SunTrust Bank
2.59%, 01/29/21	3,700	3,692
Svenska Handelsbanken AB
3.35%, 05/24/21	2,610	2,642
Synchrony Financial
2.70%, 02/03/20	8,115	8,105
Syngenta Finance NV
3.70%, 04/24/20 (b)	2,235	2,243
3.93%, 04/23/21 (b)	1,375	1,383
Toronto-Dominion Bank
3.01%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,934
Trinity Acquisition Plc
3.50%, 09/15/21	1,525	1,536
UBS Group AG
3.00%, 04/15/21 (b)	5,035	5,033
UBS Group Funding Switzerland AG
3.87%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,315
US Bank NA
3.08%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,693
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 (b)	2,415	2,445
WEA Finance LLC
2.70%, 09/17/19 (b)	3,825	3,823
3.25%, 10/05/20 (b)	805	809
Wells Fargo & Co.
2.55%, 12/07/20	230	229
Wells Fargo Bank NA
3.33%, 07/23/21	4,575	4,603
		362,074
Health Care 4.3%
Abbott Laboratories
2.90%, 11/30/21	2,995	3,007
AbbVie Inc.
2.30%, 05/14/21	2,675	2,644
2.90%, 11/06/22	2,020	2,019
3.20%, 11/06/22	440	444
Anthem Inc.
2.50%, 11/21/20	1,415	1,408
Baxalta Inc.
3.60%, 06/23/22	680	683
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,557
Becton Dickinson & Co.
2.68%, 12/15/19	4,280	4,266
2.40%, 06/05/20	3,135	3,117
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	814
Biogen Inc.
2.90%, 09/15/20	1,760	1,764
Celgene Corp.
2.88%, 08/15/20 - 02/19/21	5,805	5,804
2.75%, 02/15/23	1,579	1,562
3.25%, 02/20/23	480	484
3.63%, 05/15/24	425	431

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
CVS Health Corp.
3.13%, 03/09/20	1,960	1,966
3.23%, (3M USD LIBOR + 0.63%), 03/09/20 (a)	1,490	1,493
3.32%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,653
3.35%, 03/09/21	3,205	3,231
Elanco Animal Health Inc.
3.91%, 08/27/21 (b)	1,620	1,647
4.27%, 08/28/23 (b)	1,020	1,052
EMD Finance LLC
2.40%, 03/19/20 (b)	2,440	2,429
Express Scripts Holding Co.
2.25%, 06/15/19	485	485
3.38%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,355
Halfmoon Parent Inc.
3.26%, (3M USD LIBOR + 0.65%), 09/17/21 (a) (b)	1,560	1,554
3.40%, 09/17/21 (b)	865	874
HCA Inc.
4.25%, 10/15/19	820	824
6.50%, 02/15/20	3,500	3,599
Humana Inc.
2.63%, 10/01/19	1,435	1,436
3.15%, 12/01/22	805	809
2.90%, 12/15/22	210	209
3.85%, 10/01/24	150	153
Johnson & Johnson
1.95%, 11/10/20	1,170	1,161
McKesson Corp.
3.65%, 11/30/20	3,440	3,477
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,188
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	371
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20 (b)	2,010	2,039
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	5,505	5,469
2.20%, 07/21/21	205	195
		71,673
Industrials 3.7%
Air Lease Corp.
2.13%, 01/15/20	3,540	3,515
2.50%, 03/01/21	685	678
3.50%, 01/15/22	1,320	1,332
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,882
2.60%, 12/04/20	690	685
3.80%, 04/19/23	735	741
Equifax Inc.
2.30%, 06/01/21	2,500	2,454
3.55%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,432
3.60%, 08/15/21	1,350	1,361
FedEx Corp.
3.40%, 01/14/22	775	785
GATX Corp.
2.50%, 07/30/19	1,670	1,669
2.60%, 03/30/20 (c)	3,680	3,668
General Dynamics Corp.
2.99%, (3M USD LIBOR + 0.29%), 05/11/20 (a)	775	776
3.08%, (3M USD LIBOR + 0.38%), 05/11/21 (a)	1,300	1,303
Harris Corp.
2.70%, 04/27/20	3,840	3,825
International Lease Finance Corp.
6.25%, 05/15/19	1,750	1,755
Kansas City Southern
2.35%, 05/15/20	4,580	4,549
Northrop Grumman Corp.
2.08%, 10/15/20	3,800	3,765
PACCAR Financial Corp.
3.10%, 05/10/21	2,990	3,015
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (b)	2,635	2,633
3.05%, 01/09/20 (b)	1,246	1,246
3.20%, 07/15/20 (b)	440	441
3.30%, 04/01/21 (b)	2,495	2,505
	Shares/Par[1]	Value ($)
3.65%, 07/29/21 (b)	585	593
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,197
Roper Technologies Inc.
3.00%, 12/15/20	4,140	4,140
3.65%, 09/15/23	700	715
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,208
Union Pacific Corp.
3.20%, 06/08/21	2,870	2,906
United Technologies Corp.
3.33%, (3M USD LIBOR + 0.65%), 08/16/21 (a)	1,780	1,779
		62,553
Information Technology 2.3%
Avnet Inc.
3.75%, 12/01/21 (e)	1,513	1,528
Broadcom Corp.
2.38%, 01/15/20	4,455	4,432
3.00%, 01/15/22	4,185	4,168
DXC Technology Co.
2.88%, 03/27/20	2,565	2,555
3.58%, (3M USD LIBOR + 0.95%), 03/01/21 (a)	3,704	3,702
Fidelity National Information Services Inc.
3.63%, 10/15/20	615	621
2.25%, 08/15/21	3,130	3,073
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)	1,545	1,541
International Business Machines Corp.
2.50%, 01/27/22	1,140	1,130
2.88%, 11/09/22	323	324
Keysight Technologies Inc.
3.30%, 10/30/19	8,835	8,857
Microchip Technology Inc.
3.92%, 06/01/21 (b)	1,995	2,013
NXP BV
4.13%, 06/01/21 (b)	910	927
Xerox Corp.
5.63%, 12/15/19	2,915	2,955
		37,826
Materials 2.7%
Anglo American Capital Plc
3.75%, 04/10/22 (b)	726	729
4.13%, 09/27/22 (b)	1,255	1,277
ArcelorMittal SA
5.25%, 08/05/20 (e)	7,720	7,923
5.50%, 03/01/21 (f)	1,050	1,099
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19 (c)	2,035	2,060
CNAC HK Synbridge Co. Ltd.
3.00%, 07/19/20	1,945	1,936
4.13%, 03/14/21	1,840	1,865
DowDuPont Inc.
3.77%, 11/15/20	2,730	2,776
Eastman Chemical Co.
2.70%, 01/15/20	300	300
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	986
LyondellBasell Industries NV
6.00%, 11/15/21	1,635	1,747
Martin Marietta Materials Inc.
3.13%, (3M USD LIBOR + 0.50%), 12/20/19 (a)	1,525	1,524
3.31%, (3M USD LIBOR + 0.65%), 05/22/20 (a)	870	868
Packaging Corp. of America
2.45%, 12/15/20	1,415	1,405
Sherwin-Williams Co.
2.25%, 05/15/20	8,200	8,154
Southern Copper Corp.
5.38%, 04/16/20	510	523
Vale Overseas Ltd.
4.38%, 01/11/22	3,875	3,949
Vulcan Materials Co.
3.21%, (3M USD LIBOR + 0.60%), 06/15/20 (a)	2,080	2,078
3.28%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,897
		45,096

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.7%
American Campus Communities Operating Partnership
3.35%, 10/01/20	3,090	3,100
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	451
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,789
2.25%, 09/01/21	4,185	4,112
HCP Inc.
2.63%, 02/01/20	300	300
Highwoods Realty LP
3.63%, 01/15/23	1,315	1,325
Ventas Realty LP
3.10%, 01/15/23	460	460
		12,537
Utilities 2.3%
American Electric Power Co. Inc.
3.65%, 12/01/21	450	459
CenterPoint Energy Inc.
3.60%, 11/01/21	1,115	1,133
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,686
Dominion Energy Inc.
2.58%, 07/01/20 (f)	1,930	1,921
Dominion Resources Inc.
2.96%, 07/01/19 (f)	1,035	1,035
Duke Energy Corp.
3.55%, 09/15/21	780	791
Edison International
2.13%, 04/15/20	2,911	2,853
2.40%, 09/15/22	1,370	1,269
ENN Energy Holdings Ltd.
3.25%, 10/23/19	1,815	1,813
6.00%, 05/13/21 (b)	440	462
Exelon Generation Co. LLC
5.20%, 10/01/19	287	291
2.95%, 01/15/20	3,180	3,185
FirstEnergy Corp.
2.85%, 07/15/22 (e)	2,300	2,283
Mississippi Power Co.
3.26%, (3M USD LIBOR + 0.65%), 03/27/20 (a)	1,140	1,139
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	1,265	1,265
3.18%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,031
PNM Resources Inc.
3.25%, 03/09/21	2,375	2,373
San Diego Gas & Electric Co.
1.91%, 02/01/22	686	672
Sempra Energy
1.63%, 10/07/19	775	771
3.29%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,526
2.88%, 10/01/22	1,400	1,380
Southern Co.
2.35%, 07/01/21	875	865
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (b)	5,995	5,951
		39,154
Total Corporate Bonds And Notes (cost $831,146)		832,947
GOVERNMENT AND AGENCY OBLIGATIONS 24.4%
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corp.
Series 2017-M1-HQA2, 3.29%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	639	639
Series 2017-M1-HQA3, 3.04%, (1M USD LIBOR + 0.55%), 04/25/30 (a)	300	299
Series F3-317, 3.00%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	2,682	2,679
Series 2018-M1-SPI3, 4.17%, 08/25/48 (a) (b)	940	948
Series 2017-M1-DNA1, REMIC, 3.69%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	951	954
Series 2017-M1-HQA1, REMIC, 3.69%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	1,534	1,538
	Shares/Par[1]	Value ($)
Series 2017-M1-DNA2, REMIC, 3.69%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	3,347	3,365
Series 2018-M1-DNA2, REMIC, 3.29%, (1M USD LIBOR + 0.80%), 12/26/30 (a) (b)	4,960	4,951
Series PA-3713, REMIC, 2.00%, 02/15/40	2,293	2,255
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (a) (b)	596	595
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a) (b)	253	255
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a) (b)	953	951
Series 2018-M1-DNA3, REMIC, 3.24%, (1M USD LIBOR + 0.75%), 09/25/48 (a) (b)	1,840	1,837
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	3	3
Series 2019-2M1-R01, REMIC, 3.34%, 01/25/22 (b)	1,650	1,650
Series 2018-1M1-C03, REMIC, 3.17%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	2,593	2,590
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,605	3,709
Series 2016-FA-85, REMIC, 2.99%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	2,720	2,710
Series 2016-FG-85, REMIC, 2.99%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	1,560	1,556
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.79%, 09/20/48	99	98
		33,582
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-FL-21, REMIC, 2.94%, 02/20/49	80	80
Series 2019-NF-23, REMIC, 2.94%, 02/20/49	65	65
		145
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp.
5.50%, 10/01/19 - 07/01/20	10	10
4.50%, 08/01/20	—	—
5.00%, 12/01/23	338	349
4.50%, (12M USD LIBOR + 1.75%), 09/01/33 (a)	8	8
4.51%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 09/01/33 (a)	36	37
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	20	20
4.69%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	4	4
4.73%, (12M USD LIBOR + 1.89%), 11/01/34 (a)	11	12
4.75%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	28	29
4.76%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	9	9
4.68%, (12M USD LIBOR + 1.68%), 01/01/35 (a)	9	10
4.72%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	17	17
4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	5	5
4.75%, (12M USD LIBOR + 1.62%), 02/01/35 (a)	13	14
4.80%, (12M USD LIBOR + 1.68%), 02/01/35 (a)	14	15
4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	20	21
4.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	28	29
4.99%, (12M USD LIBOR + 1.90%), 02/01/35 (a)	16	17
4.43%, (12M USD LIBOR + 1.75%), 06/01/35 (a)	165	173
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	316	333
6.00%, 09/01/34 - 01/01/38	778	872
4.42%, (12M USD LIBOR + 1.72%), 10/01/35 (a)	69	72
4.60%, (12M USD LIBOR + 1.73%), 11/01/35 (a)	49	51
4.56%, (12M USD LIBOR + 1.62%), 03/01/36 (a)	76	79
Federal National Mortgage Association
5.00%, 12/01/19 - 02/01/49	10,732	11,427
4.50%, 06/01/19 - 09/01/48	11,388	11,924
3.00%, 03/01/30 - 11/25/47	3,968	3,999
3.50%, 11/01/26 - 02/01/48	6,731	6,867
6.50%, 07/01/32 - 12/01/32	397	445
4.42%, (12M USD LIBOR + 1.62%), 03/01/33 (a)	1	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
4.09%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	12	12
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	153	159
4.40%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 07/01/33 (a)	9	10
4.32%, (6M USD LIBOR + 1.82%), 12/01/33 (a)	1	1
4.72%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	103	108
4.60%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 04/01/34 (a)	3	3
4.39%, (12M USD LIBOR + 1.56%), 10/01/34 (a)	4	4
4.22%, (12M USD LIBOR + 1.34%), 11/01/34 (a)	2	2
4.57%, (12M USD LIBOR + 1.67%), 11/01/34 (a)	41	43
4.72%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	167	174
4.58%, (12M USD LIBOR + 1.68%), 12/01/34 (a)	16	16
4.59%, (12M USD LIBOR + 1.62%), 01/01/35 (a)	7	7
4.66%, (12M USD LIBOR + 1.54%), 01/01/35 (a)	16	17
4.69%, (12M USD LIBOR + 1.57%), 01/01/35 (a)	30	31
4.75%, (12M USD LIBOR + 1.63%), 01/01/35 (a)	26	27
4.72%, (12M USD LIBOR + 1.64%), 02/01/35 (a)	14	14
4.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	46	48
3.69%, (12M USD LIBOR + 1.36%), 03/01/35 (a)	13	13
4.15%, (12M USD LIBOR + 1.81%), 04/01/35 (a)	40	42
4.18%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	134	139
4.36%, (12M USD LIBOR + 1.99%), 04/01/35 (a)	147	155
3.84%, (12M USD LIBOR + 1.40%), 05/01/35 (a)	59	61
3.90%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	168	175
3.94%, (12M USD LIBOR + 1.63%), 05/01/35 (a)	20	21
4.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	138	144
4.43%, (12M USD LIBOR + 1.69%), 06/01/35 (a)	114	119
4.46%, (12M USD LIBOR + 1.84%), 07/01/35 (a)	97	101
4.25%, (12M USD LIBOR + 1.60%), 08/01/35 (a)	117	122
4.27%, (6M USD LIBOR + 1.39%), 08/01/35 (a)	331	341
4.26%, (12M USD LIBOR + 1.48%), 11/01/35 (a)	164	171
4.65%, (12M USD LIBOR + 1.69%), 11/01/35 (a)	135	142
4.69%, (12M USD LIBOR + 1.69%), 02/01/36 (a)	132	138
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	215	223
4.29%, (12M USD LIBOR + 1.74%), 03/01/36 (a)	134	140
4.77%, (12M USD LIBOR + 1.64%), 03/01/36 (a)	75	78
5.50%, 01/01/24 - 12/01/39	7,493	8,175
6.00%, 03/01/34 - 10/01/40	1,585	1,777
4.00%, 06/01/33 - 07/01/48	5,321	5,500
Government National Mortgage Association
5.50%, 07/15/20 - 03/20/48	3,258	3,518
6.00%, 07/15/36	1,009	1,126
5.00%, 12/20/34 - 12/20/48	17,531	18,360
4.50%, 09/20/40	663	701
3.50%, 03/20/43 - 02/20/48	4,516	4,631
4.00%, 02/20/48 - 12/20/48	3,246	3,354
		86,992
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,646
U.S. Government Agency Obligations 6.0%
Federal Home Loan Bank
2.63%, 05/28/20 (h)	11,315	11,358
Federal Home Loan Mortgage Corp.
1.63%, 09/29/20 (h)	33,260	32,926
Federal National Mortgage Association
1.50%, 07/30/20 (h)	30,000	29,669
1.25%, 08/17/21 (h)	26,125	25,489
		99,442
	Shares/Par[1]	Value ($)
U.S. Treasury Securities 11.0%
U.S. Treasury Note
2.88%, 10/31/20 - 10/15/21	43,575	44,147
1.63%, 11/30/20	22,920	22,659
1.38%, 05/31/21 (i)	49,640	48,709
2.63%, 12/15/21	31,320	31,643
2.50%, 01/15/22 - 02/15/22	18,910	19,051
2.38%, 03/15/22 (j)	18,415	18,504
		184,713
Total Government And Agency Obligations (cost $408,141)		408,520
SHORT TERM INVESTMENTS 0.4%
Commercial Paper 0.2%
AT&T Inc.
2.90%, 05/28/19 (b) (k)	2,290	2,280
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.33% (l) (m)	551	551
T. Rowe Price Government Reserve Fund, 2.55% (l) (m)	1	1
		552
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (l) (m)	3,838	3,838
Total Short Term Investments (cost $6,669)		6,670
Total Investments 100.1% (cost $1,675,747)		1,677,234
Other Derivative Instruments (0.0)%		(377)
Other Assets and Liabilities, Net (0.1)%		(1,418)
Total Net Assets 100.0%		1,675,439

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $480,797 and 28.7%, respectively.

(c) All or a portion of the security was on loan.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(g) Convertible security.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $18,450.

(k) The coupon rate represents the yield to maturity.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 2-Year	1,813	June 2019	385,085	(397)	1,254
U.S. Treasury Note, 5-Year	64	June 2019	7,348	(14)	65
				(411)	1,319
Short Contracts
U.S. Treasury Note, 10-Year	(101)	June 2019	(12,369)	28	(177)

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	HSB	05/24/19	EUR	699	787	(2)
USD/EUR	BNP	05/24/19	EUR	(140)	(158)	1
USD/EUR	CCI	05/24/19	EUR	(140)	(158)	2
USD/EUR	SSB	05/24/19	EUR	(279)	(313)	3
USD/EUR	UBS	05/24/19	EUR	(140)	(158)	2
					—	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.9%
Communication Services 4.6%
AT&T Inc.	20	644
Comcast Corp. - Class A	356	14,250
Facebook Inc. - Class A (a)	329	54,891
Fox Corp. - Class B (a)	200	7,178
Verizon Communications Inc.	1,953	115,475
Walt Disney Co.	44	4,875
		197,313
Consumer Discretionary 2.8%
Dollar Tree Inc. (a)	414	43,455
Las Vegas Sands Corp.	359	21,886
McDonald's Corp.	234	44,472
Ross Stores Inc.	118	11,021
Wynn Resorts Ltd.	22	2,637
		123,471
Consumer Staples 6.9%
ConAgra Brands Inc.	1,813	50,299
PepsiCo Inc.	65	7,953
Philip Morris International Inc.	722	63,809
Tyson Foods Inc. - Class A	2,192	152,176
Walmart Inc.	250	24,370
		298,607
Energy 8.5%
BP Plc - ADR	1,087	47,522
Chevron Corp.	266	32,815
Concho Resources Inc.	244	27,110
ConocoPhillips Co.	482	32,182
EOG Resources Inc.	217	20,681
Occidental Petroleum Corp.	614	40,647
Pioneer Natural Resources Co.	144	21,959
Total SA - ADR	1,496	83,231
TransCanada Corp.	1,413	63,482
		369,629
Financials 15.9%
American International Group Inc.	1,441	62,043
Ameriprise Financial Inc.	136	17,484
Bank of America Corp.	3,351	92,443
Charles Schwab Corp.	1,100	47,021
Chubb Ltd.	442	61,863
Fifth Third Bancorp	1,896	47,815
First Republic Bank	79	7,960
Intercontinental Exchange Inc.	619	47,152
JPMorgan Chase & Co.	408	41,311
Marsh & McLennan Cos. Inc.	497	46,710
Morgan Stanley	494	20,853
PNC Financial Services Group Inc.	281	34,420
Prudential Financial Inc.	257	23,632
Wells Fargo & Co.	1,912	92,391
Willis Towers Watson Plc	248	43,625
		686,723
Health Care 19.2%
Agilent Technologies Inc.	227	18,262
Anthem Inc.	108	31,002
Becton Dickinson & Co.	252	62,870
Boston Scientific Corp. (a)	804	30,869
Cigna Corp.	309	49,618
Cooper Cos. Inc.	7	2,044
CVS Health Corp.	803	43,327
Danaher Corp.	635	83,826
Elanco Animal Health Inc. (a)	732	23,462
Eli Lilly & Co.	273	35,429
Hologic Inc. (a)	104	5,030
Medtronic Plc	686	62,449
Merck & Co. Inc.	1,046	86,973
Pfizer Inc.	3,265	138,657
Stryker Corp.	194	38,240
Teleflex Inc.	13	3,928
Thermo Fisher Scientific Inc.	323	88,284
Zimmer Biomet Holdings Inc.	202	25,744
		830,014
	Shares/Par[1]	Value ($)
Industrials 8.4%
Boeing Co.	213	81,157
Fortive Corp.	184	15,472
General Electric Co.	7,922	79,137
Honeywell International Inc.	288	45,840
Nielsen Holdings Plc	932	22,071
Northrop Grumman Systems Corp.	176	47,512
PACCAR Inc.	92	6,289
Republic Services Inc.	279	22,406
Roper Industries Inc.	43	14,598
Spirit Aerosystems Holdings Inc. - Class A	300	27,450
		361,932
Information Technology 15.9%
Analog Devices Inc.	61	6,411
ASML Holding NV - ADR	96	18,090
Broadcom Inc.	159	47,691
Cisco Systems Inc.	2,363	127,582
Corning Inc.	738	24,424
Fidelity National Information Services Inc.	100	11,299
Keysight Technologies Inc. (a)	524	45,687
Micron Technology Inc. (a)	725	29,952
Microsoft Corp.	1,784	210,358
Motorola Solutions Inc.	148	20,838
Nvidia Corp.	135	24,330
NXP Semiconductors NV	276	24,362
QUALCOMM Inc.	360	20,520
Synopsys Inc. (a)	451	51,884
Texas Instruments Inc.	234	24,824
		688,252
Materials 3.4%
Air Products & Chemicals Inc.	170	32,540
Ball Corp.	568	32,893
DowDuPont Inc.	617	32,900
International Paper Co.	427	19,744
Linde Plc	55	9,702
Packaging Corp. of America	202	20,075
		147,854
Real Estate 3.0%
Crown Castle International Corp.	147	18,879
ProLogis Inc.	593	42,638
Public Storage	136	29,618
Ventas Inc.	273	17,433
Weyerhaeuser Co.	751	19,789
		128,357
Utilities 9.3%
Duke Energy Corp.	413	37,163
Entergy Corp.	675	64,564
Evergy Inc.	489	28,406
NextEra Energy Inc.	527	101,861
NiSource Inc.	1,004	28,766
Sempra Energy	680	85,541
Southern Co.	1,123	58,013
		404,314
Total Common Stocks (cost $3,951,585)		4,236,466
PREFERRED STOCKS 1.2%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	163	10,047
Industrials 0.2%
Fortive Corp. - Series A, 5.00%, 07/01/21 (b)	7	7,530
Utilities 0.8%
NextEra Energy Inc. (b)	317	19,617
Sempra Energy (b)	48	5,152
Sempra Energy (b)	95	10,075
		34,844
Total Preferred Stocks (cost $45,447)		52,421
CORPORATE BONDS AND NOTES 0.1%
Utilities 0.1%
Pacific Gas & Electric Co.
0.00%, 12/01/46 - 12/01/47 (a) (c)	4,920	3,954
Total Corporate Bonds And Notes (cost $3,757)		3,954

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.33% (d) (e)	2,609	2,609
T. Rowe Price Government Reserve Fund, 2.55% (d) (e)	38,329	38,329
Total Short Term Investments (cost $40,938)		40,938
Total Investments 100.1% (cost $4,041,727)		4,333,779
Other Assets and Liabilities, Net (0.1)%		(5,280)
Total Net Assets 100.0%		4,328,499

(a) Non-income producing security.

(b) Convertible security.

(c) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF	101	7,874
Vanguard FTSE Developed Markets ETF	1,368	55,921
Vanguard Global ex-U.S. Real Estate ETF	109	6,478
Vanguard Growth ETF	158	24,777
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	110	9,530
Vanguard Mid-Cap ETF	195	31,399
Vanguard Mortgage-Backed Securities ETF	421	22,032
Vanguard MSCI Emerging Markets ETF	854	36,293
Vanguard REIT ETF	74	6,462
Vanguard Small-Cap ETF	80	12,262
Vanguard Total Bond Market ETF	253	20,565
Vanguard Total Stock Market ETF (a)	374	54,077
Vanguard Value ETF	245	26,349
Total Investment Companies (cost $312,472)		314,019
SHORT TERM INVESTMENTS 9.8%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	789	789
Securities Lending Collateral 9.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	30,103	30,103
Total Short Term Investments (cost $30,892)		30,892
Total Investments 109.7% (cost $343,364)		344,911
Other Assets and Liabilities, Net (9.7)%		(30,501)
Total Net Assets 100.0%		314,410

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF (a)	190	14,902
Vanguard FTSE Developed Markets ETF	499	20,387
Vanguard Global ex-U.S. Real Estate ETF	33	1,963
Vanguard Growth ETF (a)	41	6,344
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	246	21,332
Vanguard Mid-Cap ETF	54	8,626
Vanguard Mortgage-Backed Securities ETF	734	38,424
Vanguard MSCI Emerging Markets ETF	227	9,633
Vanguard REIT ETF	23	1,965
Vanguard Short-Term Inflation-Protected Securities Index ETF	108	5,264
Vanguard Small-Cap ETF	18	2,806
Vanguard Total Bond Market ETF	416	33,797
Vanguard Total Stock Market ETF (a)	132	19,137
Vanguard Value ETF	70	7,570
Total Investment Companies (cost $189,848)		192,150
SHORT TERM INVESTMENTS 6.9%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	1,236	1,236
Securities Lending Collateral 6.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	12,160	12,160
Total Short Term Investments (cost $13,396)		13,396
Total Investments 106.8% (cost $203,244)		205,546
Other Assets and Liabilities, Net (6.8)%		(13,163)
Total Net Assets 100.0%		192,383

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Emerging Markets Government Bond ETF (a)	185	14,509
Vanguard FTSE Developed Markets ETF	934	38,163
Vanguard Global ex-U.S. Real Estate ETF	71	4,263
Vanguard Growth ETF (a)	112	17,532
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	217	18,815
Vanguard Mid-Cap ETF	128	20,663
Vanguard Mortgage-Backed Securities ETF	738	38,662
Vanguard MSCI Emerging Markets ETF	521	22,152
Vanguard REIT ETF	49	4,252
Vanguard Short-Term Inflation-Protected Securities Index ETF	85	4,126
Vanguard Small-Cap ETF	35	5,380
Vanguard Total Bond Market ETF	385	31,230
Vanguard Total Stock Market ETF	257	37,133
Vanguard Value ETF (a)	177	19,040
Total Investment Companies (cost $273,235)		275,920
SHORT TERM INVESTMENTS 3.2%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 2.33% (b) (c)	4,361	4,361
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (b) (c)	4,450	4,450
Total Short Term Investments (cost $8,811)		8,811
Total Investments 103.0% (cost $282,046)		284,731
Other Assets and Liabilities, Net (3.0)%		(8,373)
Total Net Assets 100.0%		276,358

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 57.8%
Communication Services 3.0%
CBS Corp. - Class B (a)	129	6,153
Fox Corp. - Class B (b)	35	1,253
		7,406
Consumer Discretionary 4.7%
Caesars Entertainment Corp. (a) (b)	646	5,614
Liberty Expedia Holdings Inc. - Class A (b)	59	2,539
MGM Resorts International (a)	137	3,510
		11,663
Energy 1.7%
Columbia Pipeline Group Inc. (b) (c) (d) (e)	134	3,417
EnCana Corp.	103	749
		4,166
Financials 18.7%
Big Rock Partners Acquisition Corp. (b)	113	1,168
Black Ridge Acquisition Corp. (b)	85	867
Blackstone Group LP (a)	278	9,722
CF Finance Acquisition Corp. (b)	234	2,382
ChaSerg Technology Acquisition Corp. - Class A (b)	38	372
CM Seven Star Acquisition Corp. (b) (f) (g)	247	2,550
Collier Creek Holdings (b)	36	357
Genworth Financial Inc. - Class A (b)	25	97
GigCapital Inc. (b) (f)	302	3,081
Legacy Acquisition Corp. - Class A (b) (f)	356	3,570
Modern Media Acquisition Corp. (b)	241	2,495
Monocle Acquisition Corp. (b)	24	240
Mudrick Capital Acquisition Corp. - Class A (b)	44	447
Oaktree Capital Group LLC - Class A	47	2,338
Pensare Acquisition Corp. (b)	206	2,120
Pivotal Acquisition Corp. - Class A (b)	60	606
Pure Acquisition Corp. - Class A (b)	89	893
Reebonz Holding Ltd. (b)	1	15
Regalwood Global Energy Ltd. - Class A (b)	240	2,424
SunTrust Banks Inc.	81	4,789
Trinity Merger Corp. - Class A (b)	420	4,296
Vantage Energy Acquisition Corp. - Class A (b)	48	486
VectoIQ Acquisition Corp. (b)	121	1,210
		46,525
Health Care 3.4%
Celgene Corp. (b) (f)	71	6,690
WellCare Health Plans Inc. (b)	7	1,931
		8,621
Industrials 3.2%
L3 Technologies Inc. (f)	27	5,482
USG Corp. (f)	61	2,640
		8,122
Information Technology 13.1%
ARRIS International Plc (b) (f)	80	2,523
Dell Technologies Inc. - Class C (a) (b)	65	3,821
First Data Corp. - Class A (b) (f)	621	16,326
Integrated Device Technology Inc. (b)	14	692
Mellanox Technologies Ltd. (a) (b)	21	2,462
Red Hat Inc. (b)	3	500
Travelport Worldwide Ltd.	12	187
Versum Materials Inc.	25	1,244
Worldpay Inc. - Class A (b)	43	4,919
		32,674
Materials 10.0%
DowDuPont Inc. (a)	139	7,399
Goldcorp Inc. (f)	921	10,531
Huntsman Corp. (a) (f)	238	5,362
SunCoke Energy Partners LP	137	1,701
		24,993
Total Common Stocks (cost $141,045)		144,170
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 3.3%
Financials 2.5%
Federal Home Loan Mortgage Corp. - Series Z, 8.38%, (callable at 25 beginning 12/31/22) (b) (f) (h) (i)	631	6,334
Real Estate 0.8%
Colony Capital Inc. (i)	68	1,712
Pebblebrook Hotel Trust - Series E (i)	7	174
		1,886
Total Preferred Stocks (cost $6,381)		8,220
RIGHTS 0.1%
Big Rock Partners Acquisition Corp. (b)	113	33
Bison Capital Acquisition Corp. (b)	107	37
Black Ridge Acquisition Corp. (b)	85	30
CM Seven Star Acquisition Corp. (b)	247	81
Modern Media Acquisition Corp. (b)	241	53
Nexstar Broadcasting Inc. (b) (g)	134	14
Total Rights (cost $266)		248
WARRANTS 0.2%
Agiliti Inc. (b) (g)	12	6
Big Rock Partners Acquisition Corp. (b)	57	10
Bison Capital Acquisition Corp. (b)	53	11
Black Ridge Acquisition Corp. (b)	85	25
ChaSerg Technology Acquisition Corp. (b)	19	12
CM Seven Star Acquisition Corp. (b)	123	21
Collier Creek Holdings (b)	12	13
Legacy Acquisition Corp. (b)	356	107
Modern Media Acquisition Corp. (b)	120	36
Mudrick Capital Acquisition Corp. (b)	44	23
Pensare Acquisition Corp. (b)	71	14
Pure Acquisition Corp. (b)	44	48
Reebonz Holding Ltd. (b)	51	3
Regalwood Global Energy Ltd. (b)	80	72
Trinity Merger Corp. (b)	188	55
Total Warrants (cost $612)		456
INVESTMENT COMPANIES 6.3%
Altaba Inc. (b) (f)	40	2,955
Apollo Senior Floating Rate Fund Inc. (f)	55	820
Apollo Tactical Income Fund Inc.	35	512
Ares Dynamic Credit Allocation Fund Inc.	11	159
BlackRock Debt Strategies Fund Inc.	212	2,272
BlackRock Floating Rate Income Strategies Fund Inc.	47	590
Eaton Vance Floating-Rate Income Trust	90	1,188
First Trust Senior Floating Rate Income Fund II	55	647
Invesco Dynamic Credit Opportunities Fund	112	1,212
Invesco Senior Income Trust	304	1,275
Nuveen Credit Strategies Income Fund	4	28
Voya Prime Rate Trust	309	1,477
Western Asset High Income Opportunity Fund Inc. (f)	517	2,496
Total Investment Companies (cost $15,589)		15,631
CORPORATE BONDS AND NOTES 14.7%
Communication Services 2.1%
Sinclair Television Group Inc.
6.13%, 10/01/22	4,672	4,766
T-Mobile USA Inc.
6.50%, 01/15/24	406	422
		5,188
Consumer Discretionary 1.1%
Caesars Entertainment Corp.
5.00%, 10/01/24 (j)	718	1,022
Rent-A-Center Inc.
6.63%, 11/15/20	701	701
4.75%, 05/01/21	937	918
		2,641
Energy 1.8%
Enbridge Inc.
6.00%, 01/15/77 (j) (k)	2,632	2,612
MEG Energy Corp.
6.50%, 01/15/25 (l)	2,029	1,999
		4,611

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Financials 4.9%
Ardagh Packaging Finance Plc
7.25%, 05/15/24 (l)	5,015	5,283
Nielsen Finance LLC
5.00%, 04/15/22 (l)	7,069	6,982
		12,265
Industrials 0.3%
Multi-Color Corp.
4.88%, 11/01/25 (l)	636	656
Materials 3.0%
Arconic Inc.
5.40%, 04/15/21	1,269	1,309
Momentive Performance Materials Inc.
3.88%, 10/24/21	3,262	3,520
Univar USA Inc.
6.75%, 07/15/23 (l)	2,598	2,652
		7,481
Utilities 1.5%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,555
GenOn Energy Inc.
9.39%, (3M USD LIBOR + 6.50%), 12/01/23 (k)	2,350	2,332
		3,887
Total Corporate Bonds And Notes (cost $36,373)		36,729
SENIOR LOAN INTERESTS 0.9%
Communication Services 0.9%
Tribune Media Co.
Term Loan C, 0.00%, (3M LIBOR + 3.00%), 01/20/24 (k) (m)	2,325	2,320
Total Senior Loan Interests (cost $2,326)		2,320
OTHER EQUITY INTERESTS 0.0%
Winthrop Realty Trust Escrow (b) (e) (g) (n) (o)	51	31
Total Other Equity Interests (cost $248)		31
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 2.33% (p) (q)	10,343	10,343
Total Short Term Investments (cost $10,343)		10,343
Total Investments 87.5% (cost $213,183)		218,148
Total Securities Sold Short (21.9)% (proceeds $51,647)		(54,607)
Total Purchased Options 0.3% (cost $1,102)		659
Other Derivative Instruments (1.9)%		(4,707)
Other Assets and Liabilities, Net 36.0%		89,818
Total Net Assets 100.0%		249,311

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Shares subject to merger appraisal rights.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.5% of the Fund’s net assets.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $17,572 and 7.0%, respectively.

(m) This senior loan will settle after March 31, 2019. The reference rate and spread presented will go into effect upon settlement.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (21.9%)
COMMON STOCKS (21.5%)
Communication Services (0.7%)
Discovery Inc. - Class A	(22)	(591)
Fox Corp. - Class A	(33)	(1,218)
		(1,809)
Consumer Discretionary (2.4%)
Alibaba Group Holding Ltd. - ADS	(18)	(3,195)
Expedia Group Inc.	(24)	(2,892)
		(6,087)
Financials (0.8%)
BB&T Corp.	(16)	(721)
Brookfield Asset Management Inc. - Class A	(25)	(1,183)
		(1,904)
Health Care (1.8%)
Bristol-Myers Squibb Co.	(66)	(3,127)
Centene Corp.	(24)	(1,285)
		(4,412)
	Shares/Par[1]	Value ($)
Industrials (2.2%)
Harris Corp.	(35)	(5,515)
Information Technology (8.6%)
Entegris Inc.	(7)	(256)
Fidelity National Information Services Inc.	(40)	(4,552)
Fiserv Inc.	(189)	(16,650)
		(21,458)
Materials (4.5%)
Newmont Mining Corp.	(266)	(9,518)
SunCoke Energy Inc.	(191)	(1,621)
		(11,139)
Real Estate (0.5%)
Brookfield Property Partners LP	(58)	(1,184)
Total Common Stocks (proceeds $50,513)		(53,508)
INVESTMENT COMPANIES (0.4%)
VanEck Vectors Gold Miners ETF	(49)	(1,099)
Total Investment Companies (proceeds $1,134)		(1,099)
Total Securities Sold Short (21.9%) (proceeds $51,647)		(54,607)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Winthrop Realty Trust Escrow	08/08/16	248	31	—

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Blackstone Group LP	Put	30.00	04/18/19	357	3
Blackstone Group LP	Put	29.00	04/18/19	820	3
Blackstone Group LP	Put	29.00	06/21/19	999	21
Bristol-Myers Squibb Co.	Call	55.00	04/18/19	103	1
Bristol-Myers Squibb Co.	Call	55.00	06/21/19	24	1
Bristol-Myers Squibb Co.	Put	45.00	06/21/19	55	8
Caesars Entertainment Corp.	Put	8.00	04/18/19	4,455	45
Caesars Entertainment Corp.	Put	7.00	05/17/19	1,440	21
CBS Corp.	Put	42.50	04/18/19	487	4
CBS Corp.	Put	40.00	05/17/19	108	2
CBS Corp.	Put	40.00	06/21/19	895	32
DowDuPont Inc.	Put	47.50	04/18/19	613	8
DowDuPont Inc.	Put	45.00	04/18/19	775	5
Huntsman Corp.	Put	18.00	05/17/19	2,384	24
Madison Square Garden Co.	Put	230.00	05/17/19	127	10
MGM Resorts International	Put	24.00	04/18/19	1,233	24
MGM Resorts International	Put	23.00	04/18/19	647	5
MGM Resorts International	Put	23.00	05/17/19	488	17
SPDR S&P 500 ETF Trust	Call	287.00	04/18/19	176	23
SPDR S&P 500 ETF Trust	Put	278.00	05/17/19	314	105
SPDR S&P Oil & Gas Exploration & Production ETF	Put	30.00	04/18/19	1,399	72
Technology Select Sector SPDR Fund	Put	68.00	04/18/19	502	5
Technology Select Sector SPDR Fund	Put	69.00	05/17/19	175	10
					449

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
FTSE 100 Index	JPM	Put	GBP	7,300.00	04/18/19	5	6

Options on Securities
Bayer AG	JPM	Put	EUR	60.00	04/18/19	469	161
Bayer AG	JPM	Put	EUR	54.00	05/17/19	176	43
							204

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Alibaba Group Holding Ltd.	Call	170.00	06/21/19	127	(228)
AT&T Inc.	Call	30.00	04/18/19	289	(40)
BB&T Corp.	Call	47.00	05/17/19	182	(20)
BB&T Corp.	Call	42.00	05/17/19	280	(135)
BB&T Corp.	Call	48.00	06/21/19	251	(23)
BB&T Corp.	Call	47.00	06/21/19	178	(26)
Blackstone Group LP	Call	35.00	04/18/19	574	(43)
Blackstone Group LP	Call	34.00	04/18/19	748	(104)
Blackstone Group LP	Call	33.00	04/18/19	357	(79)
Blackstone Group LP	Call	35.00	06/21/19	671	(81)
Bristol-Myers Squibb Co.	Call	65.00	04/18/19	103	—
Bristol-Myers Squibb Co.	Call	65.00	06/21/19	24	—
Bristol-Myers Squibb Co.	Put	39.00	06/21/19	55	(1)
Caesars Entertainment Corp.	Call	9.00	04/18/19	4,455	(130)
Caesars Entertainment Corp.	Call	8.00	05/17/19	1,440	(151)
CBS Corp.	Call	47.50	04/18/19	487	(52)
CBS Corp.	Call	47.50	05/17/19	108	(20)
CBS Corp.	Call	50.00	06/21/19	418	(55)
CBS Corp.	Call	47.50	06/21/19	282	(66)
Dell Technologies Inc.	Call	55.00	04/18/19	497	(199)
Dell Technologies Inc.	Call	52.50	04/18/19	154	(99)
DowDuPont Inc.	Call	55.00	04/18/19	88	(6)
DowDuPont Inc.	Call	52.50	04/18/19	838	(149)
DowDuPont Inc.	Call	50.00	04/18/19	462	(169)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Huntsman Corp.	Call	21.00	05/17/19	2,384	(501)
Madison Square Garden Co.	Call	270.00	05/17/19	105	(292)
Madison Square Garden Co.	Call	260.00	05/17/19	22	(80)
MGM Resorts International	Call	26.00	04/18/19	647	(34)
MGM Resorts International	Call	27.00	04/18/19	1,233	(26)
MGM Resorts International	Call	25.00	05/17/19	488	(80)
SPDR S&P 500 ETF Trust	Call	280.00	04/18/19	176	(92)
SPDR S&P 500 ETF Trust	Put	270.00	05/17/19	314	(57)
					(3,038)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer AG	JPM	Put	EUR	64.00	04/18/19	160	(118)
Bayer AG	JPM	Put	EUR	66.00	04/18/19	309	(295)
Bayer AG	JPM	Put	EUR	58.00	05/17/19	176	(85)
Mellanox Technologies Ltd.	JPM	Call		117.50	04/18/19	208	(36)
Uniper SE	JPM	Call	EUR	25.00	04/18/19	619	(137)
							(671)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	JPM	05/17/19	GBP	643	839	(8)
GBP/USD	JPM	05/17/19	GBP	468	611	5
GBP/USD	JPM	07/02/19	GBP	4,093	5,349	(72)
USD/AUD	JPM	04/10/19	AUD	(1,395)	(992)	11
USD/AUD	JPM	05/29/19	AUD	(737)	(524)	3
USD/EUR	JPM	04/12/19	EUR	(4,710)	(5,287)	48
USD/EUR	JPM	04/23/19	EUR	(1,547)	(1,739)	23
USD/EUR	JPM	09/25/19	EUR	(1,568)	(1,785)	15
USD/GBP	JPM	05/17/19	GBP	(1,962)	(2,558)	(24)
USD/GBP	JPM	07/02/19	GBP	(528)	(690)	(2)
USD/GBP	JPM	07/02/19	GBP	(3,566)	(4,658)	35
USD/HKD	JPM	05/08/19	HKD	(999)	(127)	—
					(11,561)	34

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
COMMON STOCKS
Arris International Plc (E)	1M LIBOR +0.75% (Q)	BOA	12/30/19 ††	5,319	—	184
Brookfield Property REIT Inc. (E)	1M LIBOR +0.75% (Q)	BOA	08/30/19 ††	1,317	—	126
Encana Corp. (E)	1M LIBOR +0.75% (Q)	BOA	03/16/20 ††	3,580	—	(2)
Gemalto NV (E)	1M LIBOR +0.35% (Q)	BOA	03/27/20 ††	5,389	—	(113)
Red Hat Inc. (E)	1M LIBOR +0.75% (Q)	BOA	03/25/20 ††	17,584	—	697
USG Corp. (E)	1M LIBOR +0.75% (Q)	BOA	09/11/19 ††	1,965	—	7
AT&T Inc. (E)	3M LIBOR +0.30% (Q)	JPM	08/07/19 ††	2,182	—	(54)
Blackstone Group LP (E)	3M LIBOR +0.65% (Q)	JPM	03/16/20 ††	1,027	—	21
CBS Corp. (E)	3M LIBOR +0.30% (Q)	JPM	09/23/19 ††	1,684	—	(251)
Discovery Inc. Series C (E)	3M LIBOR +0.30% (Q)	JPM	03/09/20 ††	595	—	(39)
First Trust Senior Floating Rate Income Fund II (E)	3M LIBOR +0.80% (Q)	JPM	12/11/19 ††	235	—	—
Healthscope Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	01/31/20 ††	953	—	27
Hopewell Holdings Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	03/16/20 ††	120	—	6
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19 ††	1,757	—	142
Liberty Sirius XM Group Series A (E)	3M LIBOR +0.30% (Q)	JPM	01/22/20 ††	1,045	—	(25)
Madison Square Garden Co. (E)	3M LIBOR +0.30% (Q)	JPM	03/02/20 ††	3,684	—	34
Melrose Industries Plc (E)	3M LIBOR +0.30% (Q)	JPM	10/10/19 ††	1,116	—	(150)
MGM Resorts International (E)	3M LIBOR +0.30% (Q)	JPM	03/04/20 ††	2,691	—	(129)
Navitas Ltd. (E)	3M LIBOR +0.40% (Q)	JPM	03/02/20 ††	509	—	10
SLM Corp. (E)	3M LIBOR +1.10% (Q)	JPM	02/12/20 ††	3,620	—	25
Twenty-First Century Fox, Inc. (E)	3M LIBOR +0.30% (Q)	JPM	03/26/20 ††	3,477	—	(146)
Uniper SE (E)	3M LIBOR +0.40% (Q)	JPM	02/14/20 ††	1,827	—	38
Walt Disney Co. (E)	3M LIBOR +0.30% (Q)	JPM	03/20/20 ††	3,231	—	463
Winthrop Realty Trust (E)‡	3M LIBOR +0.30% (Q)	JPM	08/12/19 ††	380	—	(363)
					—	508
INVESTMENT COMPANIES

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Altaba Inc. (E)	3M LIBOR +0.36% (Q)	JPM	01/31/20 ††	28,384	—	(671)

Total return swap agreements - paying return
COMMON STOCKS
Brookfield Property Partners LP (E)	1M LIBOR -4.50% (Q)	BOA	03/03/20 ††	(244)	—	(3)
Alibaba Group Holding Ltd. (E)	3M LIBOR -0.60% (Q)	JPM	02/11/20 ††	(22,187)	—	(991)
SIRI XM Holdings Inc. (E)	3M LIBOR -9.50% (Q)	JPM	10/16/19 ††	(1,546)	—	125
					—	(869)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.9%
Communication Services 6.1%
Alphabet Inc. - Class A (a)	123	145,334
AT&T Inc.	1,145	35,903
Comcast Corp. - Class A	3,261	130,363
Verizon Communications Inc.	3,053	180,536
		492,136
Consumer Discretionary 3.7%
Alibaba Group Holding Ltd. - ADS (a)	99	18,142
Autoliv Inc. (b)	255	18,777
Expedia Group Inc.	325	38,677
Hilton Worldwide Holdings Inc.	722	60,014
Home Depot Inc.	291	55,779
Lowe's Cos. Inc.	497	54,361
TJX Cos. Inc.	907	48,257
		294,007
Consumer Staples 3.0%
Coca-Cola Co.	1,066	49,943
PepsiCo Inc.	622	76,257
Philip Morris International Inc.	313	27,672
Sysco Corp.	722	48,175
Walmart Inc.	356	34,768
		236,815
Energy 5.8%
BP Plc - ADR	552	24,142
Chevron Corp.	1,168	143,864
ConocoPhillips Co.	611	40,797
EnCana Corp.	3,169	22,943
Exxon Mobil Corp.	579	46,776
Halliburton Co.	186	5,450
Hess Corp.	1,187	71,467
Noble Energy Inc.	973	24,066
Suncor Energy Inc.	1,891	61,331
Total SA - ADR	463	25,744
		466,580
Financials 12.9%
American International Group Inc.	1,036	44,615
Bank of America Corp.	6,429	177,368
Bank of Nova Scotia (b)	636	33,870
BlackRock Inc.	111	47,314
Charles Schwab Corp.	226	9,649
Chubb Ltd.	796	111,447
Citigroup Inc.	524	32,612
Comerica Inc.	129	9,490
Intercontinental Exchange Inc.	839	63,886
JPMorgan Chase & Co.	1,707	172,831
Marsh & McLennan Cos. Inc.	490	46,003
Northern Trust Corp.	611	55,271
PNC Financial Services Group Inc.	618	75,776
Principal Financial Group Inc.	1,006	50,489
Prudential Financial Inc.	1,127	103,582
		1,034,203
Health Care 9.6%
Abbott Laboratories	591	47,220
Agilent Technologies Inc.	578	46,465
AstraZeneca Plc - ADR	1,448	58,535
Bristol-Myers Squibb Co.	1,658	79,119
CVS Health Corp.	870	46,918
Eli Lilly & Co.	447	57,940
Medtronic Plc	936	85,270
Merck & Co. Inc.	1,050	87,287
Novartis AG - ADR	349	33,584
Pfizer Inc.	2,573	109,258
UnitedHealth Group Inc.	302	74,606
Universal Health Services Inc. - Class B	300	40,168
		766,370
Industrials 5.9%
Deere & Co.	391	62,573
Eaton Corp. Plc	408	32,904
General Dynamics Corp.	364	61,624
	Shares/Par[1]	Value ($)
Johnson Controls International Plc	1,468	54,231
Lockheed Martin Corp.	152	45,563
Raytheon Co.	87	15,875
Union Pacific Corp.	365	61,087
United Parcel Service Inc. - Class B	552	61,674
United Technologies Corp.	592	76,264
		471,795
Information Technology 9.1%
Accenture Plc - Class A	165	29,127
Apple Inc.	365	69,355
Cisco Systems Inc.	1,365	73,671
DXC Technology Co.	613	39,414
HP Inc.	2,538	49,307
Intel Corp.	1,573	84,471
International Business Machines Corp.	220	31,001
KLA-Tencor Corp.	445	53,150
Microsoft Corp.	1,965	231,765
Motorola Solutions Inc.	465	65,304
		726,565
Materials 3.0%
Ball Corp.	319	18,439
DowDuPont Inc.	1,078	57,458
FMC Corp.	523	40,139
International Paper Co.	1,312	60,707
Livent Corp. (a)	451	5,535
PPG Industries Inc.	516	58,261
		240,539
Real Estate 2.1%
American Tower Corp.	359	70,839
Equinix Inc.	79	35,868
Simon Property Group Inc.	355	64,730
		171,437
Utilities 3.7%
Dominion Energy Inc.	1,019	78,144
Edison International	681	42,148
Exelon Corp.	1,159	58,116
Sempra Energy	583	73,409
UGI Corp.	779	43,180
		294,997
Total Common Stocks (cost $4,328,462)		5,195,444
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.8%
AASET Trust
Series 2018-A-2A, 4.45%, 11/16/25 (c) (d)	4,679	4,742
ALM VI Ltd.
Series 2012-A2R3-6A, 4.19%, (3M USD LIBOR + 1.40%), 07/15/26 (d) (e)	6,600	6,539
Angel Oak Mortgage Trust I LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (d) (e)	2,040	2,039
Angel Oak Mortgage Trust LLC
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (d) (e)	7,181	7,243
Angel Oak Mortgage Trust LLC
Series 2017-A1-3, 2.71%, 11/25/21 (d) (e)	916	904
Apidos CLO XXII
Series 2015-A2A-22A, 4.81%, (3M USD LIBOR + 2.05%), 10/20/27 (d) (e)	5,150	5,150
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 3.96%, (3M USD LIBOR + 1.19%), 04/17/26 (d) (e)	1,106	1,106
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21 (d)	2,570	2,583
Series 2017-A2-A, 1.91%, 04/15/26 (d)	422	420
Series 2018-A2-A, 2.55%, 10/15/26 (d)	2,043	2,040
Atlas Senior Loan Fund IV Ltd.
Series 2017-A-8A, 4.08%, (3M USD LIBOR + 1.30%), 01/16/30 (d) (e)	7,830	7,770
Atlas Senior Loan Fund X Ltd.
Series 2018-A-10A, 3.88%, (3M USD LIBOR + 1.09%), 01/15/31 (d) (e)	1,380	1,369
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 3.87%, (3M USD LIBOR + 1.10%), 04/27/26 (d) (e)	1,323	1,323

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Series 2014-BR-1A, 4.37%, (3M USD LIBOR + 1.60%), 04/27/26 (d) (e)	4,930	4,930
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28 (d)	3,210	3,431
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,186
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (d) (e)	3,260	3,273
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (d) (e)	1,513	1,534
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (d) (e)	2,137	2,143
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (d) (e)	2,005	2,034
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (d) (e)	1,561	1,565
BlueMountain CLO Ltd.
Series 2012-BR2-2A, 4.09%, (3M USD LIBOR + 1.45%), 11/20/28 (d) (e)	4,820	4,780
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20 (d)	1,558	1,561
Series 2017-A3-1A, 2.05%, 03/19/21 (d)	1,945	1,938
Series 2018-A3-2A, 3.27%, 12/19/21 (d)	395	400
CD Commercial Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	2,860
Cent CLO 24 Ltd.
Series 2015-A2R-24A, 4.44%, (3M USD LIBOR + 1.65%), 10/15/26 (d) (e)	2,185	2,170
Cent CLO Ltd.
Series 2018-A1-27A, 3.64%, (3M USD LIBOR + 1.15%), 10/25/28 (d) (e)	930	930
Chesapeake Funding II LLC
Series 2016-A2-1A, 3.63%, (1M USD LIBOR + 1.15%), 05/15/19 (d) (e)	320	320
Series 2016-A2-2A, 3.48%, (1M USD LIBOR + 1.00%), 09/15/19 (d) (e)	1,139	1,141
Series 2017-A1-2A, 1.99%, 10/15/20 (d)	2,348	2,332
Series 2017-A2-2A, 2.93%, (1M USD LIBOR + 0.45%), 10/15/20 (d) (e)	1,602	1,605
Series 2017-A1-3A, 1.91%, 01/15/21 (d)	2,385	2,363
Series 2018-A1-2A, 3.23%, 12/15/21 (d)	3,378	3,403
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (d)	795	797
CIFC Funding Ltd.
Series 2014-A1-2RA, 3.83%, (3M USD LIBOR + 1.05%), 04/24/30 (d) (e)	3,500	3,466
CNH Equipment Trust
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	505	504
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (d) (e)	1,767	1,764
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (d)	1,435	1,435
Series 2018-A1-3, REMIC, 3.69%, 10/26/48 (d)	1,857	1,877
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	894
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	191	201
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21 (d)	6,105	6,084
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/17/25	2,855	2,924
Series 2015-A4-C2, REMIC, 3.50%, 04/17/25	5,600	5,731
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,486
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (d) (f)	1,245	1,248
Series 2019-A2II-1A, 4.02%, 05/20/26 (f) (g) (h)	1,110	1,115
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (d) (e)	1,793	1,775
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (d) (e)	1,002	997
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (d) (e)	1,118	1,098
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (d) (e)	403	398
	Shares/Par[1]	Value ($)
Dryden LXXV CLO Ltd.
Series 2019-B-75A, 4.34%, (3M USD LIBOR + 1.80%), 01/16/29 (d) (e)	4,910	4,907
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 01/20/20 (d)	520	518
Series 2017-A2-2, 1.97%, 04/20/20 (d)	1,414	1,408
Series 2017-A2-3, 2.13%, 08/20/20 (d)	2,104	2,093
Series 2018-A2-1, 2.87%, 02/20/21 (d)	3,119	3,121
Series 2018-A2-3, 3.38%, 10/20/21 (d)	4,020	4,050
Finance of America Structured Securities Trust
Series 2018-A-HB1, 3.38%, 09/25/20 (d) (e) (i)	3,075	3,074
First Investors Auto Owner Trust
Series 2017-A1-1A, 1.69%, 04/15/21 (d)	7	7
Series 2017-A1-2A, 1.86%, 10/15/21 (d)	217	216
Series 2017-A1-3A, 2.00%, 03/15/22 (d)	1,378	1,374
Series 2017-A2-3A, 2.41%, 12/15/22 (d)	1,680	1,674
First National Master Note Trust
Series 2018-A-1, 2.94%, (1M USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,655
Ford Credit Floorplan Master Owner Trust
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	596
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.36%, 12/25/19 (d) (e)	1,145	1,145
Series 2013-B-K713, REMIC, 3.15%, 04/25/20 (d) (e)	815	816
Series 2010-B-K7, REMIC, 5.50%, 04/25/20 (d) (e)	1,975	2,008
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (d) (e)	4,015	4,068
Galaxy XIX CLO Ltd.
Series 2015-A1R-19A, 4.00%, (3M USD LIBOR + 1.22%), 07/24/30 (d) (e)	5,125	5,111
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 4.06%, (3M USD LIBOR + 1.28%), 04/24/29 (d) (e)	1,540	1,540
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (d)	1,655	1,652
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,563
Series 2018-A4-1, 2.83%, 06/17/24 (d)	1,414	1,414
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/13/25	4,000	4,144
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	3,923
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,132
Horizon Aircraft Finance I Ltd.
Series 2018-A-1, 4.46%, 12/15/25 (d)	245	250
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (d)	5,087	5,082
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/17/25	3,290	3,447
KKR CLO 16 Ltd.
Series A1-16, 4.25%, (3M USD LIBOR + 1.49%), 12/05/24 (d) (e)	3,690	3,685
Madison Park Funding XI Ltd.
Series 2013-AR-11A, 3.93%, (3M USD LIBOR + 1.16%), 07/23/29 (d) (e)	3,300	3,301
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 4.02%, (3M USD LIBOR + 1.26%), 07/20/26 (d) (e)	1,225	1,225
Madison Park Funding XIII Ltd.
Series 2014-AR2-13A, 3.71%, (3M USD LIBOR + 0.95%), 04/19/30 (d) (e)	2,705	2,683
Madison Park Funding XVIII Ltd.
Series 2015-A1R-18A, 3.95%, (3M USD LIBOR + 1.19%), 10/21/30 (d) (e)	6,530	6,509
Magnetite VII Ltd.
Series 2012-A1R2-7A, 3.59%, (3M USD LIBOR + 0.80%), 01/18/28 (d) (e)	9,265	9,135
Magnetite XVIII Ltd.
Series 2016-AR-18A, 3.76%, (3M USD LIBOR + 1.08%), 11/15/28 (d) (e)	5,671	5,658
Series 2016-BR-18A, 4.18%, (3M USD LIBOR + 1.50%), 11/15/28 (d) (e)	6,315	6,267
MAPS Ltd.
Series 2019-A-1A, 4.46%, 03/15/26 (d)	560	567

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (d)	995	992
Series 2018-A-1A, 2.98%, (1M USD LIBOR + 0.49%), 01/23/23 (d) (e)	7,450	7,439
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 2.78%, (1M USD LIBOR + 0.30%), 05/15/19 (d) (e)	3,895	3,896
MetLife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d) (e)	2,219	2,197
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (d) (e)	2,455	2,420
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (d)	610	601
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22 (d)	1,875	1,861
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,834
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/17/24	5,000	5,063
Series 2015-A4-C22, REMIC, 3.31%, 04/17/25	8,000	8,115
Nationstar HECM Loan Trust
Series 2017-A1-2A, 2.04%, 09/25/19 (d) (e) (i)	419	415
Series 2018-A-1A, 2.76%, 02/25/20 (d) (e) (j)	896	893
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (d) (e)	2,741	2,790
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	506
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 4.08%, (3M USD LIBOR + 1.32%), 03/17/30 (d) (e)	2,025	2,026
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (d)	2,247	2,240
Series 2018-A-1A, 3.43%, 12/16/24 (d)	6,585	6,658
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (d)	1,461	1,449
Series 2016-A-2A, 4.10%, 03/20/28 (d)	169	170
Series 2016-A-1A, 3.66%, 02/20/29 (d)	980	985
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,042
Series 2016-C-1, 2.88%, 07/15/21 (d)	2,130	2,116
Series 2017-C-1, 3.17%, 04/15/22 (d)	1,725	1,716
Series 2018-C-1, 3.45%, 03/15/23 (d)	2,595	2,603
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,123
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 03/25/20 (d)	316	315
Series 2017-A3-1A, 1.89%, 08/25/20 (d)	1,122	1,119
Series 2017-A3-2A, 2.04%, 04/26/21 (d)	1,655	1,647
Series 2018-A3-2A, 3.33%, 10/25/21 (d)	10,650	10,701
Seneca Park CLO Ltd.
Series 2014-AR-1A, 3.89%, (3M USD LIBOR + 1.12%), 07/17/26 (d) (e)	921	922
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,550
Shackleton VIII CLO Ltd.
Series 2015-A1R-8A, 3.70%, 10/20/27 (d)	5,650	5,619
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (d)	1,897	1,895
Series 2018-A-4, 3.54%, 12/25/21 (d)	6,000	6,027
Sound Point CLO III Ltd.
Series 2013-A1-2RA, 3.74%, (3M USD LIBOR + 0.95%), 04/15/29 (d) (e)	5,400	5,347
Sound Point CLO XV Ltd.
Series 2017-A-1A, 4.16%, (3M USD LIBOR + 1.39%), 01/23/29 (e)	1,300	1,300
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	316	316
Series 2016-A-AA, 2.90%, 03/15/20 (d)	1,794	1,791
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,164
SPS Servicer Advance Receivables Trust
Series 2018-AT1-T1, 3.62%, 10/15/20 (d)	2,425	2,441
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 4.08%, (3M USD LIBOR + 1.28%), 07/14/26 (d) (e)	1,808	1,809
	Shares/Par[1]	Value ($)
Thacher Park CLO Ltd.
Series 2014-AR-1A, 3.92%, (3M USD LIBOR + 1.16%), 10/20/26 (d) (e)	907	908
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (d) (e)	1,390	1,365
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (d) (e)	860	847
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (d) (e)	2,803	2,760
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d) (e)	1,689	1,669
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d) (e)	3,729	3,662
Trillium Credit Card Trust II
Series 2018-A-2A, 2.85%, (1M USD LIBOR + 0.35%), 09/28/20 (d) (e)	4,000	3,998
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	599	601
Vantage Data Centers LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (d)	2,834	2,877
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,261	1,255
Voya CLO Ltd.
Series 2014-AAR2-1A, 3.77%, (3M USD LIBOR + 0.99%), 04/18/31 (d) (e)	865	851
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	5,495
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,898
Westlake Automobile Receivables Trust
Series 2018-A2A-1A, 2.24%, 07/15/19 (d)	2,907	2,904
Series 2018-A2A-3A, 2.98%, 01/18/22 (d)	4,620	4,626
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	35	35
Series 2017-A2-1A, 1.88%, 03/20/20 (d)	1,178	1,172
Total Non-U.S. Government Agency Asset-Backed Securities (cost $381,796)		380,975
CORPORATE BONDS AND NOTES 12.1%
Communication Services 1.1%
AT&T Inc.
4.45%, 04/01/24	3,220	3,383
3.95%, 01/15/25	160	163
4.13%, 02/17/26	3,300	3,374
4.90%, 08/15/37	725	734
4.85%, 03/01/39	4,662	4,691
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,785
3.75%, 09/16/24 (d)	4,090	4,249
Charter Communications Operating LLC
5.38%, 05/01/47	795	793
Comcast Corp.
3.95%, 10/15/25	4,345	4,546
5.65%, 06/15/35	165	194
4.40%, 08/15/35	2,325	2,415
6.50%, 11/15/35	165	209
4.60%, 10/15/38	2,225	2,388
3.97%, 11/01/47	237	230
4.00%, 11/01/49	285	277
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,963
4.80%, 02/01/35 (d)	2,695	2,558
6.45%, 12/01/36 (d)	215	236
4.60%, 08/15/47 (d)	400	384
Fox Corp.
4.03%, 01/25/24 (d)	1,435	1,487
France Telecom SA
9.00%, 03/01/31 (c)	2,700	3,906
Sprint Spectrum Co. LLC
4.74%, 03/20/25 (d)	8,560	8,656
Tencent Holdings Ltd.
3.60%, 01/19/28 (b) (d)	6,030	5,950
Time Warner Cable Inc.
8.25%, 04/01/19	695	695
6.55%, 05/01/37	435	481
7.30%, 07/01/38	285	335

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
6.75%, 06/15/39	285	318
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	227
Time Warner Inc.
3.60%, 07/15/25	8,175	8,160
Verizon Communications Inc.
2.95%, 03/15/22	875	879
4.81%, 03/15/39	374	402
4.75%, 11/01/41	265	281
4.86%, 08/21/46	692	740
4.52%, 09/15/48	8,805	9,052
4.67%, 03/15/55	1,650	1,689
Viacom Inc.
4.25%, 09/01/23	7,650	7,964
Walt Disney Co.
4.50%, 02/15/21 (d)	850	879
3.00%, 09/15/22 (d)	750	758
4.00%, 10/01/23 (d)	3,320	3,463
		90,894
Consumer Discretionary 0.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,303
3.60%, 11/28/24 (b)	2,195	2,248
3.40%, 12/06/27	5,245	5,157
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,266
4.80%, 12/05/34	1,000	1,163
4.95%, 12/05/44	815	976
4.25%, 08/22/57	1,205	1,300
		14,413
Consumer Staples 0.8%
Altria Group Inc.
4.75%, 05/05/21	548	569
4.80%, 02/14/29	1,790	1,846
4.50%, 05/02/43	745	669
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (k)	680	698
3.75%, 01/15/22	750	770
2.50%, 07/15/22	731	724
3.50%, 01/12/24	5,425	5,524
3.65%, 02/01/26 (d)	3,000	3,010
4.75%, 01/23/29	9,980	10,628
4.38%, 04/15/38	1,050	1,008
4.95%, 01/15/42	200	205
3.75%, 07/15/42	820	709
BAT Capital Corp.
3.56%, 08/15/27	15,925	15,089
Conagra Brands Inc.
4.60%, 11/01/25	1,760	1,848
5.30%, 11/01/38	1,285	1,302
Kraft Heinz Foods Co.
4.00%, 06/15/23 (b)	1,365	1,405
3.00%, 06/01/26	1,595	1,492
4.38%, 06/01/46	6,970	6,058
Kroger Co.
3.30%, 01/15/21	745	750
3.85%, 08/01/23	1,830	1,886
4.00%, 02/01/24	1,775	1,829
Philip Morris International Inc.
4.88%, 11/15/43	430	451
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	2,985	2,918
		61,388
Energy 1.0%
Anadarko Petroleum Corp.
4.85%, 03/15/21	2,568	2,663
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,898
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,015
BP Capital Markets Plc
2.50%, 11/06/22	600	595
Energy Transfer Partners LP
7.60%, 02/01/24	1,030	1,182
	Shares/Par[1]	Value ($)
4.05%, 03/15/25	6,000	6,089
EOG Resources Inc.
5.63%, 06/01/19	190	191
EQT Midstream Partners LP
4.75%, 07/15/23	8,955	9,136
Hess Corp.
7.30%, 08/15/31	6,150	7,195
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,731
4.30%, 05/01/24	682	712
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,733
Petroleos Mexicanos
5.50%, 01/21/21	5,260	5,349
6.38%, 02/04/21	6,710	6,945
5.38%, 03/13/22	640	651
6.35%, 02/12/48	750	662
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,534
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,161
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,096
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,651
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,240
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (d)	4,275	4,250
Statoil ASA
2.90%, 11/08/20	1,945	1,956
3.70%, 03/01/24	50	52
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21 (b)	910	934
3.90%, 07/15/26	1,095	1,092
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	991
Western Gas Partners LP
4.00%, 07/01/22	4,950	5,022
		79,726
Financials 4.9%
ACE Capital Trust II
9.70%, 04/01/30	525	715
American International Group Inc.
4.25%, 03/15/29	2,860	2,903
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,805
AXA SA
8.60%, 12/15/30	425	563
Banco Santander SA
3.13%, 02/23/23	3,600	3,560
3.85%, 04/12/23	3,000	3,035
Bank of America Corp.
2.63%, 10/19/20	2,000	1,990
3.00%, 12/20/23	820	818
4.13%, 01/22/24	5,325	5,571
4.20%, 08/26/24	4,600	4,764
3.59%, 07/21/28	5,315	5,292
3.97%, 02/07/30	2,065	2,107
5.88%, 02/07/42	300	375
5.00%, 01/21/44	500	565
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	502
2.15%, 02/24/20	2,920	2,906
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,838
Barclays Plc
3.20%, 08/10/21	5,435	5,441
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,942
Bayer US Finance II LLC
4.25%, 12/15/25 (d)	7,555	7,635
BB&T Corp.
3.20%, 09/03/21	6,165	6,228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,708
BNP Paribas SA
2.95%, 05/23/22 (d)	740	737
3.38%, 01/09/25 (d)	3,180	3,118
3.50%, 11/16/27 (d)	6,900	6,704
BPCE SA
5.70%, 10/22/23 (d)	10,150	10,819
5.15%, 07/21/24 (d)	5,670	5,913
3.50%, 10/23/27 (d)	6,370	6,175
Capital One Financial Corp.
3.75%, 04/24/24	2,000	2,032
4.20%, 10/29/25	1,245	1,266
Capital One NA
2.25%, 09/13/21	1,500	1,476
Citigroup Inc.
2.50%, 07/29/19	1,155	1,154
4.50%, 01/14/22	605	631
4.13%, 07/25/28	2,855	2,870
3.52%, 10/27/28	5,650	5,557
8.13%, 07/15/39	65	98
5.88%, 01/30/42	165	202
5.30%, 05/06/44	814	899
Citizens Bank NA
2.55%, 05/13/21	3,175	3,151
Compass Bank
2.75%, 09/29/19	700	699
Credit Agricole SA
3.75%, 04/24/23 (d)	1,955	1,977
3.25%, 10/04/24 (d)	3,020	2,958
4.38%, 03/17/25 (d)	5,055	5,148
Credit Suisse AG
2.30%, 05/28/19	795	795
3.00%, 10/29/21	1,070	1,075
3.63%, 09/09/24	325	329
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,932
3.84%, (3M USD LIBOR + 1.24%), 06/12/24 (d) (e)	4,500	4,493
3.87%, 01/12/29 (d)	1,330	1,304
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,870
3.75%, 03/26/25	2,690	2,713
Daimler Finance North America LLC
2.25%, 07/31/19 (d)	1,790	1,786
2.20%, 05/05/20 (d)	3,960	3,928
2.30%, 02/12/21 (d)	4,445	4,391
3.88%, 09/15/21 (d)	231	235
Danske Bank A/S
5.00%, 01/12/22 (d)	1,740	1,784
3.88%, 09/12/23 (d)	2,910	2,854
5.38%, 01/12/24 (d)	2,265	2,354
Deutsche Bank AG
2.70%, 07/13/20	6,165	6,098
3.15%, 01/22/21	3,595	3,542
4.25%, 10/14/21	4,400	4,417
Discover Bank
3.10%, 06/04/20	4,700	4,710
4.20%, 08/08/23	3,550	3,687
Emera US Finance LP
2.70%, 06/15/21	695	689
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,875
4.50%, 08/16/21 (d)	620	639
3.30%, 10/15/22 (d)	1,045	1,048
5.63%, 03/15/42 (d)	1,200	1,361
Fifth Third Bank
2.88%, 10/01/21	1,800	1,804
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	6,950
General Electric Capital Corp.
5.55%, 05/04/20	473	485
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	5,868
3.95%, 04/13/24	3,790	3,759
	Shares/Par[1]	Value ($)
Goldman Sachs Group Inc.
6.00%, 06/15/20	205	213
5.25%, 07/27/21	1,000	1,051
5.75%, 01/24/22	2,445	2,620
2.88%, 10/31/22	4,765	4,731
3.63%, 01/22/23	6,875	7,002
3.81%, 04/23/29	2,580	2,558
6.25%, 02/01/41	940	1,169
4.80%, 07/08/44	1,080	1,147
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	916
HSBC Bank USA NA
5.88%, 11/01/34	250	299
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,177
4.00%, 03/30/22	870	896
3.60%, 05/25/23	2,580	2,624
4.04%, 03/13/28 (e)	1,695	1,714
4.58%, 06/19/29 (l)	4,185	4,401
Huntington National Bank
2.20%, 04/01/19	915	915
2.40%, 04/01/20	2,150	2,145
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,398
ING Groep NV
3.15%, 03/29/22	880	881
3.95%, 03/29/27	2,860	2,878
JPMorgan Chase & Co.
6.30%, 04/23/19	475	476
4.50%, 01/24/22	825	862
3.25%, 09/23/22	1,000	1,014
3.38%, 05/01/23	1,060	1,071
4.45%, 12/05/29	8,085	8,635
6.40%, 05/15/38	425	552
5.40%, 01/06/42	540	640
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	129	134
4.57%, 02/01/29 (d)	456	475
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	567
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	658
Macquarie Group Ltd.
4.15%, 03/27/24 (b) (d)	8,100	8,244
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	2,770	2,936
MetLife Inc.
4.13%, 08/13/42	265	268
Metropolitan Life Global Funding I
2.65%, 04/08/22 (d)	3,185	3,170
Morgan Stanley
3.70%, 10/23/24	7,950	8,096
3.13%, 07/27/26	2,430	2,369
3.63%, 01/20/27	3,400	3,409
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,307
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/22	445	450
NBK SPC Ltd.
2.75%, 05/30/22 (d)	13,365	13,212
PNC Bank NA
3.30%, 10/30/24	835	848
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	856
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,923
3.70%, 03/28/22	5,670	5,728
3.40%, 01/18/23	7,435	7,425
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,217
Synchrony Bank
3.65%, 05/24/21	3,650	3,686
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44	685	766

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,305
U.S. Bancorp
3.70%, 01/30/24	900	937
UBS AG
2.20%, 06/08/20 (d)	5,025	4,991
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,837
3.00%, 04/15/21 (d)	3,500	3,498
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	773
WEA Finance LLC
2.70%, 09/17/19 (d)	990	989
3.25%, 10/05/20 (d)	2,400	2,412
4.13%, 09/20/28 (d)	7,285	7,578
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,186
4.48%, 01/16/24	517	545
4.10%, 06/03/26	1,125	1,151
4.75%, 12/07/46	3,750	3,926
		390,479
Health Care 1.6%
Actavis Funding SCS
3.45%, 03/15/22	3,525	3,558
3.80%, 03/15/25	3,150	3,192
4.85%, 06/15/44	750	749
Aetna Inc.
2.80%, 06/15/23	3,340	3,283
Amgen Inc.
2.65%, 05/11/22	10,965	10,907
Anthem Inc.
4.10%, 03/01/28	1,370	1,412
4.65%, 08/15/44	2,200	2,275
4.38%, 12/01/47	995	995
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,046
Biogen Inc.
2.90%, 09/15/20	2,245	2,250
Boston Scientific Corp.
4.00%, 03/01/29	535	552
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,344
3.08%, 06/15/24	2,075	2,028
3.50%, 11/15/24	1,205	1,202
4.50%, 11/15/44	1,405	1,252
Catholic Health Initiatives
2.95%, 11/01/22	3,131	3,109
4.20%, 08/01/23	5,150	5,334
4.35%, 11/01/42	1,575	1,511
Celgene Corp.
3.55%, 08/15/22	1,265	1,292
CVS Health Corp.
4.00%, 12/05/23	2,680	2,750
4.10%, 03/25/25	9,090	9,326
4.88%, 07/20/35	1,135	1,137
5.13%, 07/20/45	4,175	4,246
Dignity Health
2.64%, 11/01/19	255	255
3.81%, 11/01/24	1,703	1,751
4.50%, 11/01/42	4,186	4,135
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	3,004
Express Scripts Holding Co.
2.25%, 06/15/19	970	969
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	179	184
5.00%, 12/15/21 (d)	1,475	1,535
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,118
Halfmoon Parent Inc.
4.38%, 10/15/28 (d)	3,635	3,769
Humana Inc.
2.90%, 12/15/22	5,515	5,484
	Shares/Par[1]	Value ($)
McKesson Corp.
2.85%, 03/15/23	90	89
3.80%, 03/15/24	735	750
Medtronic Inc.
3.15%, 03/15/22	1,070	1,087
3.63%, 03/15/24	360	374
Merck & Co. Inc.
2.80%, 05/18/23	940	951
4.15%, 05/18/43	630	670
Mercy Health
3.56%, 08/01/27	4,070	4,098
Mylan Inc.
4.55%, 04/15/28	3,820	3,727
5.20%, 04/15/48	1,670	1,507
Mylan NV
3.95%, 06/15/26	8,140	7,796
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,638
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	4,595	4,104
UnitedHealth Group Inc.
3.88%, 10/15/20	600	610
2.88%, 03/15/22	70	70
3.35%, 07/15/22	1,090	1,114
3.75%, 07/15/25	1,820	1,901
3.85%, 06/15/28	3,380	3,541
4.63%, 11/15/41	1,040	1,142
WellPoint Inc.
3.70%, 08/15/21	1,000	1,018
3.30%, 01/15/23	3,675	3,717
		126,858
Industrials 0.3%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,291
Deere & Co.
4.38%, 10/16/19	185	187
Lockheed Martin Corp.
2.50%, 11/23/20	810	807
4.85%, 09/15/41	955	1,077
4.07%, 12/15/42	2,000	2,044
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,887
3.38%, 02/01/22 (d)	2,200	2,208
3.95%, 03/10/25 (d)	7,290	7,329
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (d)	4,250	4,286
United Technologies Corp.
3.95%, 08/16/25	2,545	2,644
		27,760
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,789
3.25%, 02/23/26	1,106	1,127
Broadcom Corp.
3.63%, 01/15/24	6,845	6,806
Microchip Technology Inc.
3.92%, 06/01/21 (d)	3,015	3,042
Microsoft Corp.
2.88%, 02/06/24	4,745	4,795
2.40%, 08/08/26	2,145	2,082
3.70%, 08/08/46	1,500	1,536
Oracle Corp.
3.25%, 11/15/27 (b)	4,910	4,929
Total System Services Inc.
3.80%, 04/01/21	4,780	4,853
		30,959
Materials 0.2%
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	9,375	9,499
Nutrien Ltd.
4.20%, 04/01/29	1,485	1,530
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (c) (d)	4,300	4,434
		15,463

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.3%
American Tower Corp.
3.45%, 09/15/21	4,000	4,044
5.00%, 02/15/24	1,135	1,226
AvalonBay Communities Inc.
3.63%, 10/01/20	905	915
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,015	5,962
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,290
3.80%, 02/15/28	1,920	1,908
ERP Operating LP
4.75%, 07/15/20	765	781
HCP Inc.
4.00%, 06/01/25	4,670	4,793
Realty Income Corp.
5.75%, 01/15/21	335	350
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,165
		25,434
Utilities 1.3%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	50	58
Boston Gas Co.
3.15%, 08/01/27 (d)	960	939
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,329
Cleveland Electric Illuminating Co.
3.50%, 04/01/28 (d)	9,400	9,221
Commonwealth Edison Co.
3.65%, 06/15/46	465	454
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	969
Dominion Energy Inc.
2.58%, 07/01/20 (c)	2,875	2,861
Dominion Resources Inc.
2.96%, 07/01/19 (c)	1,380	1,380
4.10%, 04/01/21 (c)	3,275	3,329
DTE Energy Co.
3.80%, 03/15/27	2,245	2,273
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	892
6.10%, 06/01/37	2,200	2,786
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (m)	770	776
5.63%, (callable at 100 beginning 01/22/24) (d) (m)	2,000	1,997
4.88%, 01/22/44 (d)	450	456
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	2,056
Eversource Energy
2.90%, 10/01/24	2,725	2,705
FirstEnergy Corp.
3.90%, 07/15/27	705	716
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,774
Fortis Inc.
3.06%, 10/04/26	3,390	3,246
Georgia Power Co.
4.75%, 09/01/40	1,085	1,128
4.30%, 03/15/42	786	782
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	639
Infraestructura Energetica Nova SAB de CV
4.88%, 01/14/48 (d)	3,290	2,813
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,534
MidAmerican Energy Co.
4.25%, 05/01/46	55	58
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,598	2,011
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26	870	870
	Shares/Par[1]	Value ($)
3.50%, 04/01/29	1,335	1,334
Niagara Mohawk Power Corp.
4.28%, 12/15/28 (d)	5,360	5,692
NiSource Inc.
4.80%, 02/15/44	465	490
Northeast Utilities
3.15%, 01/15/25	400	400
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,496
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,827
2.95%, 04/01/25	576	576
5.25%, 09/30/40	325	390
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	78
SCANA Corp.
6.25%, 04/01/20	2,274	2,319
4.75%, 05/15/21	3,538	3,606
4.13%, 02/01/22	2,009	2,036
Sempra Energy
3.25%, 06/15/27	3,630	3,475
South Carolina Electric & Gas Co.
4.25%, 08/15/28	3,380	3,635
6.63%, 02/01/32	1,384	1,742
6.05%, 01/15/38	3,265	4,039
4.35%, 02/01/42	489	520
4.60%, 06/15/43	825	899
Southern California Edison Co.
2.40%, 02/01/22 (d)	685	668
3.70%, 08/01/25	735	736
5.55%, 01/15/37	500	550
Southern Co.
2.75%, 06/15/20	4,000	4,000
2.95%, 07/01/23	3,820	3,807
Southwestern Public Service Co.
3.70%, 08/15/47	277	268
State Grid Overseas Investment Ltd.
2.75%, 05/04/22 (d)	4,180	4,145
3.50%, 05/04/27 (b) (d)	3,945	3,959
		107,739
Total Corporate Bonds And Notes (cost $961,335)		971,113
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series CA-4758, 3.00%, 07/15/47	17,853	18,005
Series JM-4165, REMIC, 3.50%, 09/15/41	2,597	2,657
Series AH-4143, REMIC, 1.75%, 09/15/42	11,430	11,045
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,371	3,391
Federal National Mortgage Association
Series 2018-GD-80, 3.50%, 12/25/47	7,364	7,546
Series 2018-PA-77, 3.50%, 02/25/48	11,111	11,325
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,966	5,095
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	12,275	12,280
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	5,573	5,697
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,415	3,439
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	19,019	19,421
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	6
		99,907
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	8,250	8,291
Series 2017-FA-M5, REMIC, 2.97%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	610	609
Series 2017-FA-M13, REMIC, 2.88%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	2,587	2,572
		11,472
Mortgage-Backed Securities 8.2%
Federal Home Loan Mortgage Corp.
7.00%, 11/01/30 - 06/01/31	23	25
2.50%, 12/01/31 - 01/01/32	4,537	4,516
TBA, 3.00%, 04/15/33 (f)	1,760	1,777
6.00%, 12/01/39	577	649

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
3.00%, 11/01/46 - 01/01/47	107,064	106,725
3.00%, 09/01/46 - 12/01/47	55,129	54,939
3.50%, 08/01/47 - 09/01/48	157,184	159,621
4.00%, 09/01/26 - 11/01/48	825	851
Federal National Mortgage Association
2.47%, 05/01/25	2,666	2,640
2.68%, 05/01/25	5,190	5,188
2.81%, 07/01/25	6,000	6,034
2.99%, 10/01/25	1,806	1,834
3.09%, 10/01/25	874	893
4.00%, 09/01/26 - 12/01/48	28,130	29,079
2.49%, 12/01/26	6,189	6,066
2.89%, 12/01/26	5,678	5,700
3.00%, 05/01/27 - 02/01/45	14,946	14,937
7.50%, 09/01/29	5	6
2.00%, 11/01/31 - 12/01/31	1,807	1,766
2.50%, 05/01/30 - 01/01/32	4,982	4,958
TBA, 2.50%, 04/15/33 - 04/15/48 (f)	7,850	7,779
TBA, 3.00%, 04/15/33 (f)	83,900	84,636
7.00%, 10/01/33	15	17
5.50%, 03/01/38	196	214
6.50%, 10/01/38 - 10/01/39	142	163
5.00%, 07/01/40	236	254
4.50%, 09/01/23 - 11/01/44	4,572	4,816
3.00%, 10/01/46	15,814	15,778
3.50%, 03/01/26 - 11/01/48	60,714	61,622
3.50%, 01/01/58 (f)	12,561	12,718
Government National Mortgage Association
6.50%, 04/15/26	8	9
7.00%, 01/15/33 - 05/15/33	12	13
5.50%, 11/15/32 - 02/15/36	62	68
6.00%, 02/15/24 - 04/15/40	3,574	4,026
5.00%, 06/20/33 - 06/15/39	2,499	2,667
4.50%, 06/15/40 - 05/15/42	853	902
4.00%, 01/15/41 - 11/20/48	38,288	39,555
TBA, 4.50%, 04/15/48 (f)	8,325	8,644
		652,085
Municipal 1.0%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	2,042
Chicago Transit Authority
6.30%, 12/01/21	3,165	3,329
6.90%, 12/01/40	3,230	4,241
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	721
6.40%, 01/01/40	440	587
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,271
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,212
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,864
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,290
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	728
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	3,300	3,568
Long Island Power Authority
3.63%, 09/01/22	2,860	2,906
Metropolitan Transportation Authority
7.34%, 11/15/39	75	112
6.09%, 11/15/40	405	522
Municipal Electric Authority of Georgia
6.64%, 04/01/57	6,171	6,945
6.66%, 04/01/57	1,042	1,252
New Jersey Economic Development Authority
3.88%, 06/15/19	885	886
New York State Thruway Authority
5.88%, 04/01/30	840	1,019
New York State Urban Development Corp.
2.10%, 03/15/22	5,915	5,861
	Shares/Par[1]	Value ($)
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	458
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	130
Sales Tax Securitization Corp.
4.79%, 01/01/48	5,205	5,602
San Jose Redevelopment Agency Successor Agency
3.38%, 08/01/34	1,880	1,878
State of California
7.35%, 11/01/39	3,170	4,614
7.63%, 03/01/40	85	129
State of Connecticut
2.99%, 01/15/23	7,285	7,304
State of Illinois
5.10%, 06/01/33	12,055	11,845
University of California
4.60%, 05/15/31	940	1,049
6.55%, 05/15/48	1,770	2,459
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,179
		80,003
Sovereign 0.5%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,568
2.13%, 06/01/20	3,834	3,817
Qatar Government International Bond
2.38%, 06/02/21 (d)	15,435	15,226
3.88%, 04/23/23 (d)	5,700	5,865
4.00%, 03/14/29 (d)	3,407	3,513
Saudi Arabia Government International Bond
2.38%, 10/26/21 (d)	1,845	1,816
2.88%, 03/04/23 (d)	5,015	4,966
4.00%, 04/17/25 (d)	3,390	3,476
		43,247
Treasury Inflation Indexed Securities 0.6%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (n)	19,116	18,952
0.50%, 01/15/28 (n)	29,573	29,517
		48,469
U.S. Treasury Securities 4.1%
U.S. Treasury Bond
2.88%, 05/15/43 - 08/15/45	28,609	29,092
3.38%, 05/15/44	15,335	16,986
2.50%, 02/15/45 - 05/15/46	53,200	50,188
3.00%, 02/15/47 - 08/15/48	31,570	32,760
2.75%, 08/15/47	15,195	15,015
2.75%, 11/15/47 (o)	45,559	45,004
3.13%, 08/15/44 - 05/15/48	11,315	12,021
3.00%, 02/15/49 (f)	8,800	9,137
U.S. Treasury Note
2.13%, 12/31/22	8,800	8,768
2.63%, 06/30/23	10,065	10,227
2.88%, 09/30/23 - 08/15/28	74,335	77,050
2.50%, 03/31/23 - 01/31/24	9,160	9,266
3.00%, 09/30/25	7,080	7,376
3.13%, 11/15/28	500	531
2.63%, 02/15/29 (f)	6,500	6,627
		330,048
Total Government And Agency Obligations (cost $1,243,726)		1,265,231
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 2.33% (p) (q)	215,653	215,653
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.43% (p) (q)	10,504	10,504

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
Treasury Securities 0.4%
U.S. Treasury Bill
2.42%, 04/11/19 (b) (r)	30,300	30,278
Total Short Term Investments (cost $256,437)		256,435
Total Investments 100.8% (cost $7,171,756)		8,069,198
Total Forward Sales Commitments 0.0% (proceeds $1,138)		(1,146)
Other Derivative Instruments (0.0)%		(160)
Other Assets and Liabilities, Net (0.8)%		(60,534)
Total Net Assets 100.0%		8,007,358

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2019.

(d) The Sub-Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of March 31, 2019, the value and the percentage of net assets of these liquid securities was $642,973 and 8.0%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2019, the total payable for investments purchased on a delayed delivery basis was $133,479.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Convertible security.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association
TBA, 4.50%, 04/15/48 (a)	(1,100)	(1,146)
Total Government And Agency Obligations (proceeds $1,138)		(1,146)
Total Forward Sales Commitments (0.0%) (proceeds $1,138)		(1,146)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,138.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
DB Master Finance LLC, Series 2019-A2II-1A, 4.02%, 05/20/26	03/21/19	1,110	1,115	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Note, 2-Year	95	June 2019	20,169	(21)	75
U.S. Treasury Note, 5-Year	927	June 2019	106,232	(210)	1,141
				(231)	1,216
Short Contracts
Ultra 10-Year U.S. Treasury Note	(236)	June 2019	(30,647)	67	(690)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 23.6%
U.S. Government Agency Obligations 13.4%
Federal Farm Credit Bank
2.57%, (3M US Treasury Bill + 0.15%), 04/12/19 (a) (b)	3,200	3,200
2.39%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	3,000	3,000
2.51%, (3M US Treasury Bill + 0.10%), 06/27/19 (a) (b)	14,000	14,000
2.51%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	17,675	17,675
2.41%, (1D US Federal Funds Rate), 08/08/19 (a) (b)	8,175	8,175
2.52%, (3M US Treasury Bill + 0.10%), 07/03/19 - 09/20/19 (a) (b)	18,720	18,720
2.50%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	10,000	10,000
2.68%, (US SOFR + 0.03%), 02/06/20 (a) (b)	8,600	8,600
2.58%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	6,500	6,500
2.53%, 03/01/21 (b)	10,150	10,150
Federal Home Loan Bank
2.63%, (3M USD LIBOR - 0.16%), 07/05/19 (a) (b)	2,285	2,286
2.72%, (US SOFR + 0.07%), 11/15/19 (a) (b)	13,400	13,400
Federal Home Loan Mortgage Corp.
2.68%, (US SOFR + 0.03%), 05/08/19 (a) (b)	9,000	9,000
1.50%, 01/17/20 (b)	25,969	25,753
Federal National Mortgage Association
1.63%, 01/21/20 (b)	16,901	16,775
		167,234
U.S. Treasury Securities 10.2%
U.S. Treasury Note
2.49%, (3M US Treasury Bill + 0.07%), 04/30/19 (a)	25,500	25,500
2.48%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	16,000	16,000
2.47%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	20,000	20,000
2.54%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	66,000	65,970
		127,470
Total Government And Agency Obligations (cost $294,704)		294,704
SHORT TERM INVESTMENTS 58.4%
Discount Notes 32.6%
Federal Farm Credit Bank
2.36%, 06/12/19 (b) (c)	7,600	7,564

	Shares/Par[1]	Value ($)
2.56%, 07/19/19 (b) (c)	7,280	7,224
2.56%, 07/23/19 (b) (c)	7,146	7,089
2.60%, 08/26/19 (b) (c)	11,650	11,526
2.61%, 09/09/19 (b) (c)	11,575	11,440
2.61%, 10/01/19 (b) (c)	9,187	9,065
2.62%, 10/28/19 (b) (c)	12,500	12,309
2.63%, 11/04/19 (b) (c)	2,596	2,555
Federal Home Loan Bank
2.36%, 04/03/19 (b) (c)	11,206	11,205
2.43%, 04/05/19 (b) (c)	4,300	4,299
2.40%, 04/10/19 (b) (c)	13,975	13,967
2.40%, 04/12/19 (b) (c)	13,000	12,990
2.43%, 04/22/19 (b) (c)	49,700	49,630
2.41%, 04/26/19 (b) (c)	13,672	13,649
2.42%, 05/01/19 (b) (c)	28,497	28,439
2.41%, 05/09/19 (b) (c)	17,000	16,957
2.42%, 05/24/19 (b) (c)	1,500	1,495
2.51%, 06/05/19 (b) (c)	37,000	36,832
2.42%, 06/13/19 (b) (c)	18,463	18,372
2.50%, 06/21/19 (b) (c)	19,831	19,719
2.46%, 07/05/19 (b) (c)	25,450	25,285
2.48%, 07/10/19 (b) (c)	22,525	22,370
2.45%, 07/24/19 (b) (c)	3,001	2,978
2.46%, 08/01/19 (b) (c)	13,071	12,962
2.44%, 08/02/19 (b) (c)	14,000	13,883
2.44%, 08/09/19 (b) (c)	14,000	13,877
2.45%, 08/14/19 (b) (c)	6,650	6,589
2.52%, 01/24/20 (b) (c)	12,537	12,275
		406,545
Repurchase Agreements 18.4%
Repurchase Agreements (d)		228,500
Treasury Securities 7.4%
U.S. Treasury Bill
2.50%, 04/23/19 (c)	18,500	18,472
2.44%, 06/20/19 (c)	25,750	25,612
2.47%, 08/08/19 (c)	20,175	19,999
2.41%, 08/15/19 (c)	28,300	28,046
		92,129
Total Short Term Investments (cost $727,174)		727,174
Total Investments 82.0% (cost $1,021,878)		1,021,878
Other Assets and Liabilities, Net 18.0%		223,675
Total Net Assets 100.0%		1,245,553

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at March 31, 2019, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 2.88%, due 08/15/45	2,002	2,040	2.55	03/29/19	04/01/19	2,000	2,000	2,000
BNP	U.S. Treasury Note, 0.00-2.88%, due 03/26/20-03/31/22	10,458	10,331
	Government National Mortgage Association, 3.00-3.50%, due 03/20/46-07/20/48	382	390
	Federal National Mortgage Association, 3.50-3.54%, due 03/01/44-01/01/48	3,993	4,072
	Federal Home Loan Mortgage Corp., 2.86%, due 02/01/48	2,527	2,547
		17,361	17,340	2.57	03/29/19	04/01/19	17,004	17,000	17,000
BOA	Government National Mortgage Association, 3.73%, due 11/20/68	5,002	5,100	2.55	03/29/19	04/01/19	5,001	5,000	5,000
DUB	U.S. Treasury Note, 0.00%, due 07/11/19	2,773	2,754	2.57	03/29/19	04/01/19	2,701	2,700	2,700
DUB	U.S. Treasury Note, 0.00%, due 07/11/19	4,622	4,590	2.55	03/29/19	04/01/19	4,501	4,500	4,500
GSC	Government National Mortgage Association, 4.00-5.50%, due 10/20/24-06/20/47	3,925	4,080	2.55	03/29/19	04/01/19	4,001	4,000	4,000
GSC	Government National Mortgage Association, 2.50-5.50%, due 02/20/39-05/20/47	50,268	51,000	2.55	03/25/19	04/05/19	50,028	50,000	50,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
GSC	Government National Mortgage Association, 3.00-4.00%, due 02/20/48-10/20/48	39,774	40,800	2.55	03/27/19	04/03/19	40,020	40,000	40,000
GSC	Government National Mortgage Association, 3.00-5.00%, due 04/20/33-06/15/43	2,288	38,428
	Federal National Mortgage Association, 3.00%, due 07/01/46	37,185	2,372
		39,473	40,800	2.55	03/28/19	04/01/19	40,020	40,000	40,000
JPM	U.S. Treasury Note, 0.00-3.63%, due 03/31/19-02/15/49	53,351	55,692	2.55	03/29/19	04/01/19	54,612	54,600	54,600
RBC	Federal National Mortgage Association, 4.00-4.50%, due 05/01/48-01/01/49	8,588	8,867
	Federal Home Loan Mortgage Corp., 4.50%, due 01/01/49	6	7
		8,595	8,874	2.55	03/29/19	04/01/19	8,702	8,700	8,700
									228,500

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.5%
Communication Services 5.7%
Comcast Corp. - Class A	908	36,316
Verizon Communications Inc.	688	40,700
		77,016
Consumer Discretionary 4.8%
Booking Holdings Inc. (a)	8	13,349
Hilton Worldwide Holdings Inc.	159	13,198
Home Depot Inc.	79	15,077
Qurate Retail Group Inc. - Class A (a)	190	3,039
Skechers U.S.A. Inc. - Class A (a)	220	7,377
Tapestry Inc.	397	12,882
		64,922
Consumer Staples 5.4%
Mondelez International Inc. - Class A	324	16,195
Philip Morris International Inc.	323	28,531
Unilever NV - ADR	242	14,082
US Foods Holding Corp. (a)	378	13,211
		72,019
Energy 10.3%
Concho Resources Inc.	140	15,506
EOG Resources Inc.	210	19,975
Exxon Mobil Corp.	651	52,605
Noble Energy Inc.	620	15,342
Occidental Petroleum Corp.	288	19,053
Pioneer Natural Resources Co.	108	16,497
		138,978
Financials 22.4%
American International Group Inc.	248	10,695
Bank of America Corp.	1,521	41,973
BlackRock Inc.	39	16,492
Chubb Ltd.	146	20,447
Citigroup Inc.	495	30,805
Intact Financial Corp.	184	15,568
Invesco Ltd.	682	13,165
JPMorgan Chase & Co.	517	52,328
M&T Bank Corp.	101	15,859
Marsh & McLennan Cos. Inc.	174	16,299
MetLife Inc.	280	11,931
PNC Financial Services Group Inc.	215	26,382
Wells Fargo & Co.	599	28,963
		300,907
Health Care 15.6%
Allergan Plc	90	13,211
Anthem Inc.	80	22,881
AstraZeneca Plc - ADR (b)	451	18,228
Bristol-Myers Squibb Co.	296	14,110
Eli Lilly & Co.	136	17,686
Koninklijke Philips Electronics NV - NYRS	391	15,973
Medtronic Plc	282	25,705
Merck & Co. Inc.	403	33,537
Roche Holding AG	72	19,840
	Shares/Par[1]	Value ($)
UnitedHealth Group Inc.	60	14,848
Zimmer Biomet Holdings Inc.	105	13,402
		209,421
Industrials 9.2%
Caterpillar Inc.	107	14,428
Fortune Brands Home & Security Inc.	321	15,277
Harris Corp.	81	12,914
Ingersoll-Rand Plc	139	14,986
Lockheed Martin Corp.	53	15,809
nVent Electric Plc	549	14,816
Union Pacific Corp.	86	14,332
United Technologies Corp.	161	20,760
		123,322
Information Technology 13.5%
Analog Devices Inc.	175	18,436
Cisco Systems Inc.	737	39,805
Intel Corp.	783	42,026
KLA-Tencor Corp.	104	12,434
Maxim Integrated Products Inc.	240	12,771
Micron Technology Inc. (a)	323	13,354
NetApp Inc.	220	15,222
Nokia Oyj - ADR	1,898	10,857
QUALCOMM Inc.	298	17,018
		181,923
Materials 3.6%
DowDuPont Inc.	394	21,011
FMC Corp.	195	15,000
Sealed Air Corp.	279	12,847
		48,858
Real Estate 3.3%
Brixmor Property Group Inc.	465	8,550
Crown Castle International Corp.	179	22,915
Park Hotels & Resorts Inc.	394	12,260
		43,725
Utilities 4.7%
Dominion Energy Inc.	263	20,128
Edison International	186	11,532
Eversource Energy	251	17,796
Sempra Energy	108	13,609
		63,065
Total Common Stocks (cost $1,064,750)		1,324,156
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.33% (c) (d)	19,387	19,387
Total Short Term Investments (cost $19,387)		19,387
Total Investments 99.9% (cost $1,084,137)		1,343,543
Other Assets and Liabilities, Net 0.1%		1,186
Total Net Assets 100.0%		1,344,729

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2019.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GBP - British Pound	NGN - Nigeria Naira	TRY - New Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	NOK - Norwegian Krone	TWD - Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	NZD - New Zealand Dollar	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PHP - Philippine Peso	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	PLN - Polish Zloty
CZK - Czech Republic Korunas	INR - Indian Rupee	RON - Romanian Leu
DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	iTraxx - Group of international credit derivative indices monitored by the
ABS - Asset-Backed Security	International Index Company
ADR - American Depositary Receipt	KCBT - Kansas City Board of Trade
ADS - American Depositary Share	JIBAR - South African Johannesburg Interbank Agreed Rate
ASX - Australian Stock Exchange	LIBOR - London Interbank Offered Rate
AU - Australia	LME - London Metal Exchange
BRAZIBOR - Brazil Interbank Offered Rate	MBS - Mortgage-Backed Security
BUBOR - Budapest Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MICEX - Moscow Interbank Currency Exchange Index
CDO - Collateralized Debt Obligation	MSCI - Morgan Stanley Capital International
CDI - Chess Depositary Interest	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.EM - Credit Default Swap Index - Emerging Markets	NIBOR - Norway Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	NVDR - Non-Voting Depositary Receipt
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	NYRS - New York Registered Share
CLO - Collateralized Loan Obligation	OAO - Russian Open Joint Stock Company
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	OAT - Obligations Assimilables du Tresor
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OJSC - Open Joint Stock Company
CVA - Commanditaire Vennootschap op Aandelen	OMX - Option Market Index
DIP - Debtor-in-possession	PRIBOR - Czech Interbank Offered Rate
EAFE - Europe, Australia and Far East	PJSC - Private Joint Stock Co.
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	RTS - Russian Trading System
with a term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro-Bund - debt instrument issued by the Federal Republic of Germany	S&P - Standard & Poor's
with a term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rate
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	SPDR - Standard & Poor's Depositary Receipt
with a term of 24 to 35 years	SPI - Schedule Performance Index
Euro-BTP - debt instrument issued by the Republic of Italy	STIBOR - Stockholm Interbank Offered Rate
with a term of 2 to 11 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
Euro-OAT - debt instrument issued by the Republic of France	TBD - To Be Determined
with a term of 8.5 to 10.5 years	TELBOR - Tel Aviv Interbank Offered Rate
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	UFJ - United Financial of Japan
with a term of 1.75 to 2.25 years	ULSD - Ultra-low sulfur diesel
EU - European Union	US - United States
FDR - Fiduciary Depositary Receipt	WIBOR - Poland Warsaw Interbank Offered Rate
FTSE - Financial Times and the London Stock Exchange	WTI - West Texas Intermediate
FX - Foreign Exchange
GB - United Kingdom
GDR - Global Depositary Receipt
HIBOR - Hong Kong Interbank Offered Rate
HICP - Harmonised Index of Consumer Prices
IBEX - Spanish Exchange Index
ICE - Intercontinental Exchange

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CIT - Citibank, Inc.	RBC - Royal Bank of Canada
BBH - Brown Brothers Harriman & Co.	CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
BCL - Barclays Capital Inc.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BMO – BMO Capital Markets Corp.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
BTI - BTIG LLC	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
CCI - Citicorp Securities Inc.	MLP - Merrill Lynch Professional Clearing Corp.
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Nomura Securities International Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Payments delivered or received are based on the notional amount.

11Swaptions are illiquid investments.

"-” Amount rounds to less than one thousand or 0.05%.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Funds' Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2019. The following table details the investments held during the period ended March 31, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/AB Dynamic Asset Allocation Fund	1,068	5,787	6,344	9	511	1.5
JNL/AQR Large Cap Relaxed Constraint Equity Fund	7,287	37,438	37,540	28	7,185	2.0
JNL/AQR Managed Futures Strategy Fund	67,052	17,223	35,363	313	48,912	27.6
JNL/BlackRock Global Allocation Fund	—	41,300	41,300	—	—	—
JNL/BlackRock Global Natural Resources Fund	12,003	44,809	49,771	61	7,041	1.0
JNL/BlackRock Large Cap Select Growth Fund	62,086	144,335	178,083	132	28,338	0.8
JNL/Boston Partners Global Long Short Equity Fund	—	68,813	51,858	84	16,955	4.0
JNL/Causeway International Value Select Fund	34,006	50,325	69,089	148	15,242	1.0
JNL/ClearBridge Large Cap Growth Fund	11,822	71,650	55,020	155	28,452	3.9
JNL/Crescent High Income Fund	29,855	74,823	90,700	142	13,978	2.1
JNL/DFA U.S. Core Equity Fund	2,807	45,661	45,718	22	2,750	0.2
JNL/DoubleLine Core Fixed Income Fund	28,800	228,494	224,973	209	32,321	0.9
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	50,351	49,577	15	774	0.1
JNL/DoubleLine Shiller Enhanced CAPE Fund	23,708	183,176	128,272	168	78,612	4.9
JNL/First State Global Infrastructure Fund	805	124,085	120,074	60	4,816	0.5
JNL/FPA + DoubleLine Flexible Allocation Fund	51,764	151,266	127,539	367	75,491	4.4
JNL/Franklin Templeton Global Fund	27,966	21,413	35,215	144	14,164	1.6
JNL/Franklin Templeton Global Multisector Bond Fund	206,375	168,801	165,087	1,211	210,089	13.5
JNL/Franklin Templeton Income Fund	123,539	153,673	197,474	557	79,738	3.4
JNL/Franklin Templeton International Small Cap Fund	22,477	41,131	20,783	221	42,825	7.0
JNL/Franklin Templeton Mutual Shares Fund	114,091	19,109	51,529	505	81,671	7.9
JNL/Goldman Sachs Core Plus Bond Fund	31,035	127,206	82,600	169	75,641	7.8
JNL/Goldman Sachs Emerging Markets Debt Fund	19,061	37,380	45,917	60	10,524	3.8
JNL/GQG Emerging Markets Equity Fund	2,195	57,066	52,450	52	6,811	1.4
JNL/Harris Oakmark Global Equity Fund	13,545	32,097	37,148	47	8,494	1.0
JNL/Heitman U.S. Focused Real Estate Fund	2,046	22,062	24,108	11	—	—
JNL/Invesco China-India Fund	—	39,999	33,787	21	6,212	1.1
JNL/Invesco Diversified Dividend Fund	40,770	11,248	9,279	225	42,739	7.9
JNL/Invesco Global Real Estate Fund	15,739	45,833	45,327	92	16,245	1.1
JNL/Invesco International Growth Fund	35,488	68,641	45,985	270	58,144	5.1
JNL/Invesco Small Cap Growth Fund	47,923	72,801	105,076	233	15,648	0.8
JNL/JPMorgan Hedged Equity Fund	20,266	41,677	56,249	24	5,694	3.9
JNL/JPMorgan MidCap Growth Fund	11,020	107,099	69,710	208	48,409	2.2
JNL/JPMorgan U.S. Government & Quality Bond Fund	88,813	58,878	98,776	303	48,915	4.6
JNL/Lazard Emerging Markets Fund	14,187	56,278	28,396	211	42,069	5.2
JNL/Loomis Sayles Global Growth Fund	2,468	16,359	16,477	14	2,350	0.9
JNL/Mellon Capital Consumer Staples Sector Fund	837	14,901	15,275	4	463	0.6
JNL/Mellon Capital Emerging Markets Index Fund	7,971	22,911	19,941	71	10,941	0.9
JNL/Mellon Capital European 30 Fund	—	9,102	8,577	2	525	0.1
JNL/Mellon Capital Industrials Sector Fund	183	16,468	16,651	6	—	—
JNL/Mellon Capital Materials Sector Fund	59	1,573	1,632	1	—	—
JNL/Mellon Capital Pacific Rim 30 Fund	765	13,320	13,881	7	204	0.1
JNL/Mellon Capital Real Estate Sector Fund	435	35,748	34,383	11	1,800	1.7
JNL/Mellon Capital S&P 500 Index Fund	134,053	165,315	167,324	630	132,044	1.6
JNL S&P 500 Index Fund	531	6,124	5,971	4	684	1.6
JNL/Mellon Capital S&P 400 MidCap Index Fund	26,130	105,061	98,758	201	32,433	1.1
JNL/Mellon Capital S&P 1500 Growth Index Fund	1,269	8,734	9,923	4	80	0.1
JNL/Mellon Capital S&P 1500 Value Index Fund	864	5,447	6,146	2	165	0.3
JNL/Mellon Capital Small Cap Index Fund	6,214	82,923	79,953	51	9,184	0.4
JNL/Mellon Capital International Index Fund	4,150	22,993	25,310	27	1,833	0.1
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	224	2,549	2,651	1	122	0.3
JNL/Mellon Capital Bond Index Fund	68,101	37,847	50,147	346	55,801	5.0
JNL/Mellon Capital Utilities Sector Fund	1,134	37,372	29,972	14	8,534	3.9
JNL/MFS Mid Cap Value Fund	12,293	52,661	48,116	86	16,838	1.3
JNL/Morningstar Wide Moat Index Fund	7,478	58,763	64,662	12	1,579	0.3
JNL Multi-Manager Alternative Fund	208,940	313,029	263,101	1,374	258,868	22.9
JNL Multi-Manager International Small Cap Fund	6,746	21,264	19,798	24	8,212	3.0
JNL Multi-Manager Mid Cap Fund	18,510	101,216	84,861	141	34,865	3.1
JNL Multi-Manager Small Cap Growth Fund	34,383	186,163	180,154	286	40,392	1.8
JNL Multi-Manager Small Cap Value Fund	26,077	379,530	353,843	325	51,764	4.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Neuberger Berman Strategic Income Fund	17,881	90,606	97,729	55	10,758	1.5
JNL/Oppenheimer Emerging Markets Innovator Fund	25,829	28,760	28,229	140	26,360	5.1
JNL/Oppenheimer Global Growth Fund	16,979	86,779	44,725	183	59,033	2.3
JNL/PPM America Floating Rate Income Fund	38,886	142,513	101,253	390	80,146	5.0
JNL/PPM America High Yield Bond Fund	30,703	155,639	118,916	326	67,426	3.2
JNL/PPM America Mid Cap Value Fund	2,123	29,860	27,693	21	4,290	0.7
JNL/PPM America Small Cap Value Fund	2,055	31,053	32,504	10	604	0.1
JNL/PPM America Total Return Fund	9,111	136,357	133,602	121	11,866	1.0
JNL/PPM America Value Equity Fund	980	9,624	9,375	7	1,229	0.6
JNL/S&P Competitive Advantage Fund	6,961	47,471	51,829	22	2,603	0.1
JNL/S&P Dividend Income & Growth Fund	164	71,697	65,124	31	6,737	0.1
JNL/S&P International 5 Fund	150	2,515	2,511	2	154	0.3
JNL/S&P Intrinsic Value Fund	13,862	69,058	74,106	50	8,814	0.4
JNL/S&P Mid 3 Fund	849	7,458	7,912	4	395	0.2
JNL/S&P Total Yield Fund	19,588	81,080	87,786	103	12,882	0.6
JNL/Scout Unconstrained Bond Fund	33,525	66,537	99,588	59	474	0.1
JNL/T. Rowe Price Managed Volatility Balanced Fund	6,171	21,375	20,080	21	7,466	1.5
JNL/T. Rowe Price Short-Term Bond Fund	7,358	95,793	102,600	19	551	—
JNL/T. Rowe Price Value Fund	3,360	32,518	33,269	19	2,609	0.1
JNL/Vanguard Growth ETF Allocation Fund	377	17,817	17,405	7	789	0.3
JNL/Vanguard Moderate ETF Allocation Fund	9	17,486	16,259	6	1,236	0.6
JNL/Vanguard Moderate Growth ETF Allocation Fund	290	19,934	15,863	5	4,361	1.6
JNL/Westchester Capital Event Driven Fund	17,758	52,715	60,130	45	10,343	4.1
JNL/WMC Balanced Fund	89,248	305,797	179,392	882	215,653	2.7
JNL/WMC Value Fund	14,404	65,752	60,769	78	19,387	1.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	22,990	341,263	260,497	787	103,756	1.1
JNL/T. Rowe Price Managed Volatility Balanced Fund	42,805	19,653	18,061	265	44,397	8.9
JNL/T. Rowe Price Mid-Cap Growth Fund	302,523	164,468	118,728	1,897	348,263	5.9
JNL/T. Rowe Price Short-Term Bond Fund	2,087	12,950	15,036	5	1	—
JNL/T. Rowe Price Value Fund	28,246	193,923	183,840	76	38,329	0.9

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2019.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act") and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2019 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AB Dynamic Asset Allocation Fund
Assets - Securities
Investment Companies	30,818	—	—	—	30,818
Short Term Investments	2,044	1,995	—	—	4,039
	32,862	1,995	—	—	34,857
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	96	—	—	—	96
Exchange Traded Purchased Options	12	—	—	—	12
Open Forward Foreign Currency Contracts	—	20	—	—	20
	108	20	—	—	128
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(111)	—	—	—	(111)
Open Forward Foreign Currency Contracts	—	(31)	—	—	(31)
	(111)	(31)	—	—	(142)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	448,708	—	—	—	448,708
Short Term Investments	7,185	—	—	—	7,185
	455,893	—	—	—	455,893
Liabilities - Securities
Common Stocks	(104,501)	—	—	—	(104,501)
	(104,501)	—	—	—	(104,501)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	72	—	—	—	72
	72	—	—	—	72
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	81,679	82,804	—	—	164,483
	81,679	82,804	—	—	164,483

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5,628	—	—	—	5,628
Open Forward Foreign Currency Contracts	—	1,359	—	—	1,359
OTC Total Return Swap Agreements	—	797	—	—	797
	5,628	2,156	—	—	7,784
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(804)	—	—	—	(804)
Open Forward Foreign Currency Contracts	—	(1,450)	—	—	(1,450)
OTC Total Return Swap Agreements	—	(94)	—	—	(94)
	(804)	(1,544)	—	—	(2,348)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Communication Services	197,365	89,032	—	—	286,397
Consumer Discretionary	78,088	109,456	—	—	187,544
Consumer Staples	66,380	99,670	—	—	166,050
Energy	172,919	55,456	596	—	228,971
Financials	150,169	46,460	—	—	196,629
Health Care	188,023	66,326	—	—	254,349
Industrials	98,963	135,580	—	—	234,543
Information Technology	154,840	29,548	—	—	184,388
Materials	55,998	53,719	1,900	—	111,617
Real Estate	36,082	43,360	—	—	79,442
Utilities	47,940	29,559	—	—	77,499
Trust Preferreds	6,750	—	—	—	6,750
Preferred Stocks	23,646	—	22,078	—	45,724
Corporate Bonds And Notes	—	187,493	7,859	—	195,352
Senior Loan Interests	—	4,354	—	—	4,354
Government And Agency Obligations	—	970,786	—	—	970,786
Investment Companies	49,020	—	—	—	49,020
Short Term Investments	14,838	296,788	—	—	311,626
	1,341,021	2,217,587	32,433	—	3,591,041
Liabilities - Securities
Common Stocks
Communication Services	(560)	(416)	—	—	(976)
Consumer Discretionary	(1,248)	(2,125)	—	—	(3,373)
Consumer Staples	(1,074)	(433)	—	—	(1,507)
Energy	(965)	—	—	—	(965)
Financials	(509)	(28)	—	—	(537)
Health Care	(509)	(559)	—	—	(1,068)
Industrials	(723)	(825)	—	—	(1,548)
Information Technology	(983)	(5,848)	—	—	(6,831)
Materials	(1,299)	(1,004)	—	—	(2,303)
Real Estate	(282)	(310)	—	—	(592)
Utilities	—	(47)	—	—	(47)
Preferred Stocks	(200)	—	—	—	(200)
	(8,352)	(11,595)	—	—	(19,947)
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	6,406	—	—	6,406
Centrally Cleared Credit Default Swap Agreements	—	34	—	—	34
OTC Purchased Options	—	6,366	—	—	6,366
Open Forward Foreign Currency Contracts	—	2,841	—	—	2,841
OTC Total Return Swap Agreements	—	1,514	—	—	1,514
	—	17,161	—	—	17,161
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,065)	—	—	—	(1,065)
Centrally Cleared Interest Rate Swap Agreements	—	(5,607)	—	—	(5,607)
OTC Written Options	—	(14,016)	—	—	(14,016)
Open Forward Foreign Currency Contracts	—	(2,216)	—	—	(2,216)
	(1,065)	(21,839)	—	—	(22,904)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
Australia	—	52,128	—	—	52,128
Belgium	—	12,675	—	—	12,675
Brazil	20,626	—	—	—	20,626
Canada	167,043	—	—	—	167,043
China	—	8,998	—	—	8,998
France	—	39,944	—	—	39,944
Ghana	3,675	—	—	—	3,675
Ireland	—	29,899	—	—	29,899
Netherlands	—	38,113	—	—	38,113
Russian Federation	4,915	—	—	—	4,915
Switzerland	—	23,856	—	—	23,856
United Kingdom	—	87,618	—	—	87,618
United States of America	195,089	—	—	—	195,089
Short Term Investments	20,644	—	—	—	20,644
	411,992	293,231	—	—	705,223
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,470,994	97,067	—	—	3,568,061
Preferred Stocks	—	—	7,913	—	7,913
Short Term Investments	28,338	—	—	—	28,338
	3,499,332	97,067	7,913	—	3,604,312
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks	279,220	132,921	—	—	412,141
Preferred Stocks	2,446	—	—	—	2,446
Short Term Investments	22,042	—	—	—	22,042
	303,708	132,921	—	—	436,629
Liabilities - Securities
Common Stocks	(140,399)	(64,452)	—	—	(204,851)
	(140,399)	(64,452)	—	—	(204,851)
Assets - Investments in Other Financial Instruments[2]
OTC Contracts for Difference	—	579	—	—	579
	—	579	—	—	579
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(4,680)	—	—	—	(4,680)
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
OTC Contracts for Difference	—	(30)	—	—	(30)
	(4,680)	(31)	—	—	(4,711)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	145,693	1,252,944	—	—	1,398,637
Preferred Stocks	63,454	—	—	—	63,454
Short Term Investments	15,572	—	—	—	15,572
	224,719	1,252,944	—	—	1,477,663
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	711,035	—	—	—	711,035
Short Term Investments	36,505	—	—	—	36,505
	747,540	—	—	—	747,540
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	515,041	—	—	515,041
Senior Loan Interests[3]	—	99,320	15,509	—	114,829
Other Equity Interests	—	—	—	—	—
Short Term Investments	37,030	—	—	—	37,030
	37,030	614,361	15,509	—	666,900
Liabilities - Securities
Senior Loan Interests[3]	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,191,856	—	—	—	1,191,856
Rights	—	—	2	—	2
Short Term Investments	8,030	—	—	—	8,030
	1,199,886	—	2	—	1,199,888

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	780,540	13,126	—	793,666
Corporate Bonds And Notes	—	950,761	—	—	950,761
Senior Loan Interests[3]	—	139,663	1,158	—	140,821
Government And Agency Obligations	—	1,445,921	—	—	1,445,921
Other Equity Interests	—	—	—	—	—
Short Term Investments	60,044	105,890	—	—	165,934
	60,044	3,422,775	14,284	—	3,497,103
Liabilities - Securities
Senior Loan Interests[3]	—	(1)	(3)	—	(4)
	—	(1)	(3)	—	(4)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	481,654	—	—	481,654
Government And Agency Obligations	—	39,058	—	—	39,058
Short Term Investments	16,005	—	—	—	16,005
	16,005	520,712	—	—	536,717
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	723,952	—	—	723,952
Corporate Bonds And Notes	—	236,275	—	—	236,275
Senior Loan Interests[3]	—	127,381	1,016	—	128,397
Government And Agency Obligations	—	283,777	—	—	283,777
Short Term Investments	78,612	90,874	—	—	169,486
	78,612	1,462,259	1,016	—	1,541,887
Liabilities - Securities
Senior Loan Interests[3]	—	(1)	(3)	—	(4)
	—	(1)	(3)	—	(4)
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	78,218	—	—	78,218
	—	78,218	—	—	78,218
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(1,181)	—	—	(1,181)
	—	(1,181)	—	—	(1,181)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
Australia	—	70,380	—	—	70,380
Brazil	17,387	—	—	—	17,387
Canada	91,721	—	—	—	91,721
China	—	20,797	—	—	20,797
France	—	27,223	—	—	27,223
Hong Kong	—	8,870	—	—	8,870
Italy	—	36,745	—	—	36,745
Japan	—	85,010	—	—	85,010
Mexico	17,908	—	—	—	17,908
Spain	—	50,446	—	—	50,446
United Kingdom	—	63,861	—	—	63,861
United States of America	527,237	—	—	—	527,237
Short Term Investments	4,816	—	—	—	4,816
	659,069	363,332	—	—	1,022,401
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	894,480	233,116	938	—	1,128,534
Preferred Stocks	13,220	—	—	—	13,220
Non-U.S. Government Agency Asset-Backed Securities	—	172,559	—	—	172,559
Corporate Bonds And Notes	—	117,578	—	—	117,578
Senior Loan Interests[3]	—	22,689	54	—	22,743
Government And Agency Obligations	—	159,304	—	—	159,304
Investment Companies	48,267	—	—	—	48,267
Short Term Investments	94,680	24,743	—	—	119,423
	1,050,647	729,989	992	—	1,781,628
Liabilities - Securities
Common Stocks	—	(5,763)	—	—	(5,763)
Preferred Stocks	(8,802)	—	—	—	(8,802)
Senior Loan Interests[3]	—	—	—	—	—
Investment Companies	(46,710)	—	—	—	(46,710)
	(55,512)	(5,763)	—	—	(61,275)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
Canada	17,049	—	—	—	17,049
China	23,882	25,737	—	—	49,619
Denmark	—	17,550	—	—	17,550
France	—	62,679	—	—	62,679
Germany	—	49,208	—	—	49,208
Hong Kong	—	24,016	—	—	24,016
India	—	15,223	—	—	15,223
Indonesia	—	2,472	—	—	2,472
Ireland	16,232	3,584	—	—	19,816
Israel	12,443	—	—	—	12,443
Italy	—	16,272	—	—	16,272
Japan	—	61,264	—	—	61,264
Luxembourg	—	14,868	—	—	14,868
Netherlands	—	49,399	—	—	49,399
Singapore	—	17,264	—	—	17,264
South Korea	8,727	18,367	—	—	27,094
Spain	—	8,353	—	—	8,353
Sweden	—	1,333	—	—	1,333
Switzerland	—	27,151	—	—	27,151
Thailand	—	12,645	—	—	12,645
United Kingdom	—	69,794	—	—	69,794
United States of America	268,845	—	—	—	268,845
Short Term Investments	37,417	—	—	—	37,417
	384,595	497,179	—	—	881,774
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	130	—	—	130
Government And Agency Obligations	—	737,561	—	—	737,561
Common Stocks	—	349	96	—	445
Warrants	—	—	—	—	—
Short Term Investments	212,319	551,305	—	—	763,624
	212,319	1,289,345	96	—	1,501,760
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	5,254	—	—	5,254
OTC Purchased Options	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	22,951	—	—	22,951
	—	28,205	—	—	28,205
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(5,927)	—	—	(5,927)
OTC Written Options	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	(6,426)	—	—	(6,426)
	—	(12,353)	—	—	(12,353)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	175,758	—	—	175,758
Common Stocks	795,278	85,827	—	—	881,105
Preferred Stocks	6,769	—	—	—	6,769
Corporate Bonds And Notes	—	875,063	—	—	875,063
Senior Loan Interests	—	71,370	—	—	71,370
Government And Agency Obligations	—	201,877	—	—	201,877
Other Equity Interests	—	—	1	—	1
Short Term Investments	192,437	—	—	—	192,437
	994,484	1,409,895	1	—	2,404,380
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	129,968	433,046	—	—	563,014
Preferred Stocks	1,597	—	—	—	1,597
Warrants	—	208	—	—	208
Short Term Investments	60,346	—	—	—	60,346
	191,911	433,254	—	—	625,165
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	799,557	97,505	2,896	—	899,958
Warrants	—	—	63	—	63
Corporate Bonds And Notes	—	29,421	—	—	29,421
Senior Loan Interests	—	7,849	—	—	7,849
Other Equity Interests	—	43	—	—	43
Short Term Investments	81,671	5,954	—	—	87,625
	881,228	140,772	2,959	—	1,024,959

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Mutual Shares Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	829	—	—	829
	—	829	—	—	829
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	149,962	4,328	—	154,290
Corporate Bonds And Notes	—	385,718	—	—	385,718
Government And Agency Obligations	—	498,369	—	—	498,369
Other Equity Interests	—	—	—	—	—
Common Stocks	—	—	—	—	—
Short Term Investments	80,476	—	—	—	80,476
	80,476	1,034,049	4,328	—	1,118,853
Liabilities - Securities
Government And Agency Obligations	—	(25,808)	—	—	(25,808)
	—	(25,808)	—	—	(25,808)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,406	—	—	—	1,406
Centrally Cleared Interest Rate Swap Agreements	—	2,919	—	—	2,919
Centrally Cleared Credit Default Swap Agreements	—	6	—	—	6
Exchange Traded Purchased Options	359	—	—	—	359
OTC Purchased Options	—	1,026	—	—	1,026
Open Forward Foreign Currency Contracts	—	1,802	—	—	1,802
OTC Credit Default Swap Agreements	—	29	—	—	29
	1,765	5,782	—	—	7,547
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,064)	—	—	—	(1,064)
Centrally Cleared Interest Rate Swap Agreements	—	(1,878)	—	—	(1,878)
OTC Written Options	—	(873)	—	—	(873)
Open Forward Foreign Currency Contracts	—	(1,663)	—	—	(1,663)
OTC Credit Default Swap Agreements	—	(524)	—	—	(524)
	(1,064)	(4,938)	—	—	(6,002)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Corporate Bonds And Notes	—	68,849	—	—	68,849
Government And Agency Obligations	—	167,847	—	—	167,847
Credit Linked Structured Notes	—	20,111	—	—	20,111
Common Stocks	—	23	5	—	28
Short Term Investments	12,850	2,115	—	—	14,965
	12,850	258,945	5	—	271,800
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	47	—	—	—	47
Centrally Cleared Interest Rate Swap Agreements	—	1,142	—	—	1,142
Exchange Traded Purchased Options	79	—	—	—	79
Open Forward Foreign Currency Contracts	—	1,374	—	—	1,374
OTC Interest Rate Swap Agreements	—	20	—	—	20
OTC Credit Default Swap Agreements	—	70	—	—	70
OTC Non-Deliverable Bond Forward Contracts	—	19	—	—	19
	126	2,625	—	—	2,751
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(306)	—	—	—	(306)
Centrally Cleared Interest Rate Swap Agreements	—	(481)	—	—	(481)
Open Forward Foreign Currency Contracts	—	(1,844)	—	—	(1,844)
OTC Interest Rate Swap Agreements	—	(47)	—	—	(47)
OTC Credit Default Swap Agreements	—	(631)	—	—	(631)
	(306)	(3,003)	—	—	(3,309)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Participatory Notes	—	40,797	—	—	40,797
Common Stocks	69,548	361,638	—	—	431,186
Preferred Stocks	7,862	—	—	—	7,862
Short Term Investments	7,261	—	—	—	7,261
	84,671	402,435	—	—	487,106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	14,948	—	—	—	14,948
France	—	52,442	—	—	52,442
Germany	—	97,523	—	—	97,523
Japan	—	21,064	—	—	21,064
Mexico	14,286	—	—	—	14,286
Netherlands	—	36,109	—	—	36,109
South Africa	—	23,219	—	—	23,219
South Korea	—	16,443	—	—	16,443
Switzerland	—	147,210	—	—	147,210
Taiwan	—	15,813	—	—	15,813
United Kingdom	40,815	42,521	—	—	83,336
United States of America	323,050	—	—	—	323,050
Short Term Investments	8,494	—	—	—	8,494
	401,593	452,344	—	—	853,937
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1,072	—	—	1,072
	—	1,072	—	—	1,072
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	179,843	—	—	—	179,843
	179,843	—	—	—	179,843
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	109,337	461,220	—	—	570,557
Short Term Investments	11,652	—	—	—	11,652
	120,989	461,220	—	—	582,209
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	416,591	81,964	—	—	498,555
Short Term Investments	42,871	—	—	—	42,871
	459,462	81,964	—	—	541,426
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	435	—	—	435
	—	435	—	—	435
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
Australia	—	59,613	—	—	59,613
Brazil	6,441	—	—	—	6,441
Canada	23,670	—	—	—	23,670
Chile	1,310	—	—	—	1,310
China	—	30,447	—	—	30,447
France	—	11,553	—	—	11,553
Germany	—	64,622	—	—	64,622
Hong Kong	—	163,845	—	—	163,845
India	—	2,559	322	—	2,881
Indonesia	—	3,716	—	—	3,716
Ireland	—	3,416	—	—	3,416
Japan	799	142,807	—	—	143,606
Luxembourg	—	12,089	—	—	12,089
Malaysia	—	4,210	—	—	4,210
Malta	—	—	4	—	4
Mexico	6,870	—	—	—	6,870
Netherlands	16,743	—	—	—	16,743
Philippines	—	12,853	—	—	12,853
Singapore	—	31,043	—	—	31,043
South Africa	—	11,078	—	—	11,078
Spain	—	11,214	—	—	11,214
Sweden	—	23,297	—	—	23,297
Switzerland	—	8,564	—	—	8,564
Thailand	—	7,305	—	—	7,305
Turkey	—	592	—	—	592
United Arab Emirates	—	3,037	—	—	3,037
United Kingdom	—	56,094	—	—	56,094
United States of America	671,822	—	—	—	671,822
Short Term Investments	26,925	—	—	—	26,925
	754,580	663,954	326	—	1,418,860
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	261,820	804,352	—	—	1,066,172
Short Term Investments	72,306	—	—	—	72,306
	334,126	804,352	—	—	1,138,478
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,945,670	—	—	—	1,945,670
Short Term Investments	16,811	—	—	—	16,811
	1,962,481	—	—	—	1,962,481
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	143,846	—	—	—	143,846
Short Term Investments	5,694	—	—	—	5,694
	149,540	—	—	—	149,540
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3	—	—	—	3
Exchange Traded Purchased Options	1,752	—	—	—	1,752
	1,755	—	—	—	1,755
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(1,768)	—	—	—	(1,768)
	(1,768)	—	—	—	(1,768)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,146,529	—	—	—	2,146,529
Short Term Investments	64,299	—	—	—	64,299
	2,210,828	—	—	—	2,210,828
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	74,516	—	—	74,516
Corporate Bonds And Notes	—	40,864	—	—	40,864
Government And Agency Obligations	—	896,447	—	—	896,447
Short Term Investments	48,915	—	—	—	48,915
	48,915	1,011,827	—	—	1,060,742
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	227,254	555,937	—	—	783,191
Short Term Investments	60,562	—	—	—	60,562
	287,816	555,937	—	—	843,753
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	186,600	81,669	—	—	268,269
Short Term Investments	2,350	—	—	—	2,350
	188,950	81,669	—	—	270,619
JNL/Mellon Capital Consumer Staples Sector Fund
Assets - Securities
Common Stocks	72,434	—	—	—	72,434
Short Term Investments	1,010	25	—	—	1,035
	73,444	25	—	—	73,469
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	19	—	—	—	19
	19	—	—	—	19
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	203,698	935,882	1,551	—	1,141,131
Preferred Stocks	45,657	—	17	—	45,674
Rights	—	96	—	—	96
Short Term Investments	40,134	971	—	—	41,105
	289,489	936,949	1,568	—	1,228,006
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	172	—	—	—	172
	172	—	—	—	172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	—	338,297	—	—	338,297
Preferred Stocks	—	11,907	—	—	11,907
Short Term Investments	24,120	134	—	—	24,254
	24,120	350,338	—	—	374,458
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	23	—	—	—	23
Open Forward Foreign Currency Contracts	—	5	—	—	5
	23	5	—	—	28
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(13)	—	—	(13)
	—	(13)	—	—	(13)
JNL/Mellon Capital Industrials Sector Fund
Assets - Securities
Common Stocks	58,325	5	—	—	58,330
Investment Companies	126	—	—	—	126
Short Term Investments	145	20	—	—	165
	58,596	25	—	—	58,621
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
	2	—	—	—	2
JNL/Mellon Capital Materials Sector Fund
Assets - Securities
Common Stocks	19,689	—	—	—	19,689
Rights	—	—	—	—	—
Investment Companies	31	—	—	—	31
Short Term Investments	79	7	—	—	86
	19,799	7	—	—	19,806
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	239,644	—	—	239,644
Investment Companies	7,357	—	—	—	7,357
Short Term Investments	5,302	95	—	—	5,397
	12,659	239,739	—	—	252,398
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
	—	2	—	—	2
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(14)	—	—	—	(14)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
	(14)	(3)	—	—	(17)
JNL/Mellon Capital Real Estate Sector Fund
Assets - Securities
Common Stocks	103,345	—	—	—	103,345
Investment Companies	43	—	—	—	43
Short Term Investments	2,238	45	—	—	2,283
	105,626	45	—	—	105,671
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	18	—	—	—	18
	18	—	—	—	18
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	7,947,578	—	—	—	7,947,578
Short Term Investments	145,655	246,825	—	—	392,480
	8,093,233	246,825	—	—	8,340,058
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,863	—	—	—	1,863
	1,863	—	—	—	1,863
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	42,188	—	—	—	42,188
Investment Companies	499	—	—	—	499
Short Term Investments	685	20	—	—	705
	43,372	20	—	—	43,392
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6	—	—	—	6
	6	—	—	—	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,993,387	—	—	—	2,993,387
Short Term Investments	70,276	1,837	—	—	72,113
	3,063,663	1,837	—	—	3,065,500
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	166	—	—	—	166
	166	—	—	—	166
JNL/Mellon Capital S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	96,993	—	—	—	96,993
Investment Companies	64	—	—	—	64
Short Term Investments	238	40	—	—	278
	97,295	40	—	—	97,335
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3	—	—	—	3
	3	—	—	—	3
JNL/Mellon Capital S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	47,280	—	—	—	47,280
Rights	—	—	—	—	—
Investment Companies	86	—	—	—	86
Short Term Investments	244	7	—	—	251
	47,610	7	—	—	47,617
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
	2	—	—	—	2
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,376,954	—	—	—	2,376,954
Rights	—	—	40	—	40
Investment Companies	12,555	—	—	—	12,555
Short Term Investments	58,925	558	—	—	59,483
	2,448,434	558	40	—	2,449,032
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(69)	—	—	—	(69)
	(69)	—	—	—	(69)
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	14,251	1,665,897	—	—	1,680,148
Preferred Stocks	8,676	1,971	—	—	10,647
Short Term Investments	34,481	772	—	—	35,253
	57,408	1,668,640	—	—	1,726,048
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	132	—	—	—	132
Open Forward Foreign Currency Contracts	—	47	—	—	47
	132	47	—	—	179
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
Open Forward Foreign Currency Contracts	—	(62)	—	—	(62)
	(3)	(62)	—	—	(65)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	35,379	—	—	—	35,379
Short Term Investments	122	8	—	—	130
	35,501	8	—	—	35,509
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
	2	—	—	—	2
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	21,161	—	—	21,161
Corporate Bonds And Notes	—	280,541	—	—	280,541
Government And Agency Obligations	—	806,869	—	—	806,869
Short Term Investments	71,731	—	—	—	71,731
	71,731	1,108,571	—	—	1,180,302
Liabilities - Securities
Government And Agency Obligations	—	(3,223)	—	—	(3,223)
	—	(3,223)	—	—	(3,223)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	216,807	—	—	—	216,807
Investment Companies	17	—	—	—	17
Short Term Investments	8,536	65	—	—	8,601
	225,360	65	—	—	225,425
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10	—	—	—	10
	10	—	—	—	10
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,325,826	—	—	—	1,325,826
Short Term Investments	18,402	—	—	—	18,402
	1,344,228	—	—	—	1,344,228
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	521,220	—	—	—	521,220
Short Term Investments	11,161	80	—	—	11,241
	532,381	80	—	—	532,461
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	14	—	—	—	14
	14	—	—	—	14
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	400,006	64,857	1,609	—	466,472
Preferred Stocks	6,822	—	—	—	6,822
Rights	134	—	13	—	147
Warrants	321	31	4	—	356
Non-U.S. Government Agency Asset-Backed Securities	—	100,627	—	—	100,627
Corporate Bonds And Notes	—	240,961	—	—	240,961
Senior Loan Interests[3]	—	41,158	771	—	41,929
Government And Agency Obligations	—	99,360	—	—	99,360
Other Equity Interests	—	—	30	—	30
Investment Companies	21,813	—	—	—	21,813
Short Term Investments	259,538	—	—	—	259,538
	688,634	546,994	2,427	—	1,238,055
Liabilities - Securities
Common Stocks	(169,212)	(3,206)	—	—	(172,418)
Preferred Stocks	(472)	—	—	—	(472)
Investment Companies	(19,950)	—	—	—	(19,950)
	(189,634)	(3,206)	—	—	(192,840)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,170	—	—	—	6,170
Centrally Cleared Interest Rate Swap Agreements	—	1,214	—	—	1,214
Centrally Cleared Credit Default Swap Agreements	—	80	—	—	80
Exchange Traded Futures Options	29	—	—	—	29
Exchange Traded Purchased Options	340	—	—	—	340
OTC Purchased Options	—	153	—	—	153
Open Forward Foreign Currency Contracts	—	1,439	—	—	1,439
OTC Interest Rate Swap Agreements	—	863	—	—	863
OTC Credit Default Swap Agreements	—	29	—	—	29
OTC Contracts for Difference	—	2,023	—	—	2,023
OTC Total Return Swap Agreements	—	129	—	—	129
	6,539	5,930	—	—	12,469
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,178)	—	—	—	(5,178)
Centrally Cleared Interest Rate Swap Agreements	—	(2,660)	—	—	(2,660)
Centrally Cleared Credit Default Swap Agreements	—	(53)	—	—	(53)
Exchange Traded Futures Options	(17)	—	—	—	(17)
Exchange Traded Written Options	(935)	—	—	—	(935)
OTC Written Options	—	(117)	—	—	(117)
Open Forward Foreign Currency Contracts	—	(1,045)	—	—	(1,045)
OTC Credit Default Swap Agreements	—	(7)	—	—	(7)
OTC Contracts for Difference	—	(1,069)	—	—	(1,069)
OTC Total Return Swap Agreements	—	(2,473)	—	—	(2,473)
	(6,130)	(7,424)	—	—	(13,554)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	33,454	226,098	—	—	259,552
Preferred Stocks	1,328	—	—	—	1,328
Warrants	—	—	1,500	—	1,500
Short Term Investments	8,212	—	—	—	8,212
	42,994	226,098	1,500	—	270,592

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,071,271	—	—	—	1,071,271
Short Term Investments	41,104	—	—	—	41,104
	1,112,375	—	—	—	1,112,375
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,116,783	44,334	—	—	2,161,117
Investment Companies	2,764	—	—	—	2,764
Short Term Investments	64,446	—	—	—	64,446
	2,183,993	44,334	—	—	2,228,327
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,148,965	—	—	—	1,148,965
Investment Companies	3,621	—	—	—	3,621
Short Term Investments	67,857	—	—	—	67,857
	1,220,443	—	—	—	1,220,443
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	82,528	—	—	82,528
Corporate Bonds And Notes	—	326,661	—	—	326,661
Senior Loan Interests	—	10,511	176	—	10,687
Government And Agency Obligations	—	378,230	—	—	378,230
Common Stocks	92	—	—	—	92
Short Term Investments	16,750	15,085	—	—	31,835
	16,842	813,015	176	—	830,033
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	666	—	—	—	666
Open Forward Foreign Currency Contracts	—	851	—	—	851
	666	851	—	—	1,517
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,529)	—	—	—	(5,529)
Open Forward Foreign Currency Contracts	—	(100)	—	—	(100)
	(5,529)	(100)	—	—	(5,629)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	99,902	379,156	2,624	—	481,682
Preferred Stocks	3,565	—	—	—	3,565
Short Term Investments	41,046	—	—	—	41,046
	144,513	379,156	2,624	—	526,293
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
Brazil	13,307	—	—	—	13,307
China	58,289	—	—	—	58,289
Denmark	—	11,513	—	—	11,513
France	—	173,276	—	—	173,276
Germany	—	150,373	—	—	150,373
India	25,783	58,819	—	—	84,602
Italy	—	6,161	—	—	6,161
Japan	—	315,146	—	—	315,146
Netherlands	11,772	101,707	—	—	113,479
Spain	—	47,877	—	—	47,877
Sweden	—	51,357	—	—	51,357
Switzerland	—	51,650	—	—	51,650
United Kingdom	26,309	79,568	—	—	105,877
United States of America	1,243,365	—	—	—	1,243,365
Preferred Stocks	32,640	—	—	—	32,640
Short Term Investments	94,632	—	—	—	94,632
	1,506,097	1,047,447	—	—	2,553,544
JNL/PIMCO Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	336,642	—	—	336,642
Corporate Bonds And Notes	—	432,923	—	—	432,923
Senior Loan Interests[3]	—	41,650	121	—	41,771
Government And Agency Obligations	—	380,939	—	—	380,939
Other Equity Interests	—	—	—	—	—
Short Term Investments	—	204,588	—	—	204,588
	—	1,396,742	121	—	1,396,863
Liabilities - Securities
Government And Agency Obligations	—	(2,495)	—	—	(2,495)
	—	(2,495)	—	—	(2,495)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4,418	—	—	—	4,418
Centrally Cleared Interest Rate Swap Agreements	—	3,165	—	—	3,165
Centrally Cleared Credit Default Swap Agreements	—	1,157	—	—	1,157
Open Forward Foreign Currency Contracts	—	2,119	—	—	2,119
OTC Credit Default Swap Agreements	—	1,345	—	—	1,345
OTC Total Return Swap Agreements	—	2,574	—	—	2,574
	4,418	10,360	—	—	14,778
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,518)	—	—	—	(1,518)
Centrally Cleared Interest Rate Swap Agreements	—	(10,816)	—	—	(10,816)
Centrally Cleared Credit Default Swap Agreements	—	(94)	—	—	(94)
OTC Written Options	—	(22)	—	—	(22)
Open Forward Foreign Currency Contracts	—	(1,891)	—	—	(1,891)
OTC Credit Default Swap Agreements	—	(13)	—	—	(13)
	(1,518)	(12,836)	—	—	(14,354)
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	166,432	—	—	166,432
Corporate Bonds And Notes	—	174,969	—	—	174,969
Government And Agency Obligations	—	2,146,898	—	—	2,146,898
Preferred Stocks	646	—	—	—	646
Short Term Investments	—	55,033	—	—	55,033
	646	2,543,332	—	—	2,543,978
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4,221	—	—	—	4,221
Centrally Cleared Interest Rate Swap Agreements	—	11,420	—	—	11,420
Centrally Cleared Credit Default Swap Agreements	—	79	—	—	79
Exchange Traded Purchased Options	2	—	—	—	2
OTC Purchased Options	—	3,071	—	—	3,071
Open Forward Foreign Currency Contracts	—	5,581	—	—	5,581
OTC Credit Default Swap Agreements	—	354	—	—	354
	4,223	20,505	—	—	24,728
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11,403)	—	—	—	(11,403)
Centrally Cleared Interest Rate Swap Agreements	—	(8,248)	—	—	(8,248)
Centrally Cleared Credit Default Swap Agreements	—	(237)	—	—	(237)
Exchange Traded Futures Options	(3)	—	—	—	(3)
OTC Written Options	—	(3,138)	—	—	(3,138)
Open Forward Foreign Currency Contracts	—	(2,351)	—	—	(2,351)
OTC Interest Rate Swap Agreements	—	(1,967)	—	—	(1,967)
OTC Credit Default Swap Agreements	—	(77)	—	—	(77)
	(11,406)	(16,018)	—	—	(27,424)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	8,867	—	—	8,867
Corporate Bonds And Notes	—	46,658	—	—	46,658
Senior Loan Interests[3]	—	1,432,617	36,452	—	1,469,069
Other Equity Interests	—	—	—	—	—
Common Stocks	1,540	—	2,183	—	3,723
Warrants	—	—	35	—	35
Investment Companies	1,313	—	—	—	1,313
Short Term Investments	80,146	—	—	—	80,146
	82,999	1,488,142	38,670	—	1,609,811
Liabilities - Securities
Senior Loan Interests[3]	—	(6)	(13)	—	(19)
	—	(6)	(13)	—	(19)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(277)	—	—	—	(277)
	(277)	—	—	—	(277)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	10,955	—	—	10,955
Corporate Bonds And Notes	—	1,763,032	24,814	—	1,787,846
Senior Loan Interests[3]	—	117,237	7,266	—	124,503
Government And Agency Obligations	—	13,789	—	—	13,789
Other Equity Interests	—	—	—	—	—
Common Stocks	29,808	—	188	—	29,996
Investment Companies	53,895	—	—	—	53,895
Short Term Investments	168,650	—	—	—	168,650
	252,353	1,905,013	32,268	—	2,189,634

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,684)	—	—	—	(3,684)
	(3,684)	—	—	—	(3,684)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	589,685	—	—	—	589,685
Short Term Investments	6,026	—	—	—	6,026
	595,711	—	—	—	595,711
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	606,511	—	—	—	606,511
Short Term Investments	6,936	—	—	—	6,936
	613,447	—	—	—	613,447
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	179,772	—	—	179,772
Corporate Bonds And Notes	—	439,469	7,881	—	447,350
Senior Loan Interests[3]	—	23,355	—	—	23,355
Government And Agency Obligations	—	500,993	—	—	500,993
Short Term Investments	25,909	—	—	—	25,909
	25,909	1,143,589	7,881	—	1,177,379
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,175	—	—	—	2,175
	2,175	—	—	—	2,175
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,882)	—	—	—	(1,882)
Centrally Cleared Credit Default Swap Agreements	—	(5)	—	—	(5)
	(1,882)	(5)	—	—	(1,887)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	196,637	—	—	—	196,637
Short Term Investments	1,229	—	—	—	1,229
	197,866	—	—	—	197,866
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,636,472	—	—	—	2,636,472
Short Term Investments	8,923	57,958	—	—	66,881
	2,645,395	57,958	—	—	2,703,353
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	91	—	—	—	91
	91	—	—	—	91
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	4,957,266	—	—	—	4,957,266
Short Term Investments	25,213	103,336	—	—	128,549
	4,982,479	103,336	—	—	5,085,815
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	230	—	—	—	230
	230	—	—	—	230
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	4,576	46,840	—	—	51,416
Short Term Investments	1,777	30	—	—	1,807
	6,353	46,870	—	—	53,223
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4	—	—	—	4
	4	—	—	—	4
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,374,799	—	—	—	2,374,799
Short Term Investments	8,814	777	—	—	9,591
	2,383,613	777	—	—	2,384,390
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	213	—	—	—	213
	213	—	—	—	213
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	236,008	—	—	—	236,008
Short Term Investments	4,428	60	—	—	4,488
	240,436	60	—	—	240,496

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/S&P Mid 3 Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(4)	—	—	—	(4)
	(4)	—	—	—	(4)
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,025,981	—	—	—	2,025,981
Short Term Investments	12,882	861	—	—	13,743
	2,038,863	861	—	—	2,039,724
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	251	—	—	—	251
	251	—	—	—	251
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	57,830	—	—	57,830
Corporate Bonds And Notes	—	95,095	—	—	95,095
Government And Agency Obligations	—	216,237	—	—	216,237
Short Term Investments	474	4,948	—	—	5,422
	474	374,110	—	—	374,584
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,824	—	—	—	1,824
Centrally Cleared Credit Default Swap Agreements	—	622	—	—	622
	1,824	622	—	—	2,446
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,004)	—	—	—	(3,004)
	(3,004)	—	—	—	(3,004)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,302,438	214,673	9,580	—	9,526,691
Preferred Stocks	—	—	37,484	—	37,484
Short Term Investments	104,277	—	—	—	104,277
	9,406,715	214,673	47,064	—	9,668,452
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	207,316	83,175	—	—	290,491
Preferred Stocks	913	—	—	—	913
Non-U.S. Government Agency Asset-Backed Securities	—	12,308	—	—	12,308
Corporate Bonds And Notes	—	58,872	—	—	58,872
Senior Loan Interests	—	1,321	—	—	1,321
Government And Agency Obligations	—	81,694	—	—	81,694
Investment Companies	256	—	—	—	256
Short Term Investments	55,547	37	—	—	55,584
	264,032	237,407	—	—	501,439
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,976	—	—	—	1,976
	1,976	—	—	—	1,976
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(440)	—	—	—	(440)
	(440)	—	—	—	(440)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,538,237	—	3,189	—	5,541,426
Preferred Stocks	—	—	13,505	—	13,505
Short Term Investments	352,191	—	—	—	352,191
	5,890,428	—	16,694	—	5,907,122
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	429,097	—	—	429,097
Corporate Bonds And Notes	—	832,947	—	—	832,947
Government And Agency Obligations	—	408,520	—	—	408,520
Short Term Investments	4,390	2,280	—	—	6,670
	4,390	1,672,844	—	—	1,677,234
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,319	—	—	—	1,319
Open Forward Foreign Currency Contracts	—	8	—	—	8
	1,319	8	—	—	1,327
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(177)	—	—	—	(177)
Open Forward Foreign Currency Contracts	—	(2)	—	—	(2)
	(177)	(2)	—	—	(179)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,236,466	—	—	—	4,236,466
Preferred Stocks	52,421	—	—	—	52,421
Corporate Bonds And Notes	—	3,954	—	—	3,954
Short Term Investments	40,938	—	—	—	40,938
	4,329,825	3,954	—	—	4,333,779
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	314,019	—	—	—	314,019
Short Term Investments	30,892	—	—	—	30,892
	344,911	—	—	—	344,911
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	192,150	—	—	—	192,150
Short Term Investments	13,396	—	—	—	13,396
	205,546	—	—	—	205,546
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	275,920	—	—	—	275,920
Short Term Investments	8,811	—	—	—	8,811
	284,731	—	—	—	284,731
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	138,203	3,417	2,550	—	144,170
Preferred Stocks	8,220	—	—	—	8,220
Rights	234	—	14	—	248
Warrants	450	—	6	—	456
Investment Companies	15,631	—	—	—	15,631
Corporate Bonds And Notes	—	36,729	—	—	36,729
Senior Loan Interests	—	2,320	—	—	2,320
Other Equity Interests	—	—	31	—	31
Short Term Investments	10,343	—	—	—	10,343
	173,081	42,466	2,601	—	218,148
Liabilities - Securities
Common Stocks	(53,508)	—	—	—	(53,508)
Investment Companies	(1,099)	—	—	—	(1,099)
	(54,607)	—	—	—	(54,607)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	449	—	—	—	449
OTC Purchased Options	—	210	—	—	210
Open Forward Foreign Currency Contracts	—	140	—	—	140
OTC Total Return Swap Agreements	—	1,905	—	—	1,905
	449	2,255	—	—	2,704
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(3,038)	—	—	—	(3,038)
OTC Written Options	—	(671)	—	—	(671)
Open Forward Foreign Currency Contracts	—	(106)	—	—	(106)
OTC Total Return Swap Agreements	—	(2,574)	(363)	—	(2,937)
	(3,038)	(3,351)	(363)	—	(6,752)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,195,444	—	—	—	5,195,444
Non-U.S. Government Agency Asset-Backed Securities	—	377,486	3,489	—	380,975
Corporate Bonds And Notes	—	971,113	—	—	971,113
Government And Agency Obligations	—	1,265,231	—	—	1,265,231
Short Term Investments	226,157	30,278	—	—	256,435
	5,421,601	2,644,108	3,489	—	8,069,198
Liabilities - Securities
Government And Agency Obligations	—	(1,146)	—	—	(1,146)
	—	(1,146)	—	—	(1,146)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,216	—	—	—	1,216
	1,216	—	—	—	1,216
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(690)	—	—	—	(690)
	(690)	—	—	—	(690)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	294,704	—	—	294,704
Short Term Investments	—	727,174	—	—	727,174
	—	1,021,878	—	—	1,021,878

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,304,316	19,840	—	—	1,324,156
Short Term Investments	19,387	—	—	—	19,387
	1,323,703	19,840	—	—	1,343,543

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of March 31, 2019, no investments were valued using the NAV per share practical expedient.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Schiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL Multi-Manager Alternative Fund, JNL/PIMCO Income Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	12,647[3]	—	(12,647)[3]	—	—	—	—	—
Common Stocks	11,933[4]	—	(11,933)[4]	—	—	—	—	—
JNL/Invesco International Growth Fund
Common Stocks	—	12,934[5]	(12,934)[5]	—	—	—	—	—
JNL/Mellon Capital European 30 Fund
Common Stocks	—	11,759[6]	(11,759)[6]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Common Stocks	—	2,386[7]	—	—	—	—	2,386[7]	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2019.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2019 except for those noted.

3  During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4 During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5  During the period, the valuation of the common stocks held in JNL/Invesco International Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6 During the period, the valuation of the common stocks held in JNL/Mellon Capital European 30 Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7 The fair value measurement of the common stocks held in JNL/Westchester Capital Event Driven Fund were determined based on the last traded price due to a trading halt and considered a Level 3 valuation.

Valuation Technique	Unobservable Input	Range
Last transaction	Transaction price	N/A

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2019.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2019

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.